UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: March 31, 2014

Date of reporting period: June 30, 2013

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® 2013 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.30%

ALASKA — 0.75%
City of Anchorage GO
Series D
4.50%, 08/01/13	(AMBAC)	$185	$185,729
State of Alaska GO
Series B
5.25%, 07/15/13	(AGM)	100	100,238

			285,967
ARIZONA — 6.29%
Arizona School Facilities Board RB Miscellaneous Taxes
5.00%, 07/01/13		150	150,060
Arizona State University Board of Regents RB University Revenue
5.00%, 07/01/13	(AGM)	100	100,039
Arizona Transportation Board RB Highway Revenue Tolls Series A
5.25%, 07/01/13		150	150,063
City of Chandler GO
4.00%, 07/01/13		100	100,031
City of Glendale RB Sewer Revenue
5.25%, 07/01/13	(NPFGC-FGIC)	100	100,041
City of Phoenix GO Series A
5.00%, 07/01/13	(ETM)	105	105,041
City of Phoenix GOL
5.00%, 07/01/13		150	150,060
City of Tucson RB Water Revenue
Series A
5.00%, 07/01/13	(NPFGC-FGIC)	100	100,039
Maricopa County Pollution Control Corp. RB Industrial Revenue
0.06%, 05/01/29	(Call 06/28/13)	800	800,000
Maricopa County Unified School District No. 11 Peoria GOL
5.00%, 07/01/13	(AGM)	125	125,047
Maricopa County Unified School District No. 80 Chandler GO
4.00%, 07/01/13	(AGM)	100	100,031
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series C
5.00%, 07/01/13		100	100,039
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/13	(AMBAC)	105	105,042
Pima County GO
5.00%, 07/01/13	(NPFGC)	100	100,040
Pima County Unified School District No. 1 Tucson GO Series A
5.00%, 07/01/13	(AGM)	100	100,039

			2,385,612
CALIFORNIA — 19.47%
California Infrastructure & Economic Development Bank RB Highway Revenue Tolls
5.25%, 07/01/20	(PR 07/01/13) (AGM)	200	200,084

Security		Principal (000s)	Value

Cerritos Community College District GO
Series A
5.00%, 08/01/27	(PR 08/01/13) (NPFGC)	$ 200	$202,874
Chabot-Las Positas Community College District GO
0.00%, 08/01/13	(AMBAC)	250	249,928
County of Sacramento RB Port Airport & Marina Revenue Series B
5.00%, 07/01/13		165	165,064
El Camino Community College District GO
Series A
5.00%, 08/01/18	(PR 08/01/13) (NPFGC)	350	351,533
Los Angeles Community College District GO Series E
5.00%, 08/01/13	(AGM)	110	110,482
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
5.25%, 07/01/13	(NPFGC)	100	100,042
Series A
3.00%, 07/01/13		225	225,054
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A-1
5.00%, 07/01/13	(NPFGC)	250	250,097
Los Angeles Department of Water & Power RB Water Revenue
Series A-1
5.00%, 07/01/13	(AMBAC)	100	100,040
Los Angeles Unified School District GO
Series A
5.00%, 07/01/13	(NPFGC)	100	100,040
5.00%, 07/01/24	(PR 07/01/13) (AGM)	470	470,183
5.00%, 01/01/28	(PR 07/01/13) (NPFGC)	315	315,123
5.25%, 07/01/20	(PR 07/01/13) (AGM)	150	150,062
5.38%, 07/01/18	(PR 07/01/13) (NPFGC)	250	250,105
5.50%, 07/01/15	(PR 07/01/13) (NPFGC)	95	95,041
Series F
5.00%, 07/01/13	(FGIC)	100	100,040
5.00%, 01/01/28	(PR 07/01/13) (FGIC)	250	250,098
Series G
4.00%, 07/01/13	(AMBAC)	100	100,032
Series KRY
5.00%, 07/01/13		135	135,054
Metropolitan Water District of Southern California RB Water Revenue
Series B
5.00%, 07/01/13		100	100,040
Series D
5.00%, 07/01/13		100	100,040
Morgan Hill Unified School District GO
5.00%, 08/01/13	(AMBAC)	150	150,660
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series X
3.00%, 08/15/13		100	100,361
San Jose Unified School District GO
Series C
4.00%, 08/01/13	(NPFGC-FGIC)	100	100,349
Solano County Community College District GO Series A
5.00%, 08/01/19	(PR 08/01/13) (NPFGC)	150	150,654

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2013 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

Southern California Public Power Authority RB Electric Power & Light Revenues
6.75%, 07/01/13		$100	$100,053
State of California GO
0.06%, 05/01/34	(Call 06/28/13)	1,700	1,700,000
Series A
5.25%, 07/01/13		320	320,131
5.25%, 07/01/13	(AGM-CR)	100	100,042
5.25%, 07/01/13	(ETM)(NPFGC)	200	200,082
5.25%, 07/01/13	(NPFGC)	335	335,137

			7,378,525
COLORADO — 4.48%
Pitkin County RB Industrial Revenue
Series A
0.07%, 04/01/16	(Call 06/28/13)	1,700	1,700,000

			1,700,000
CONNECTICUT — 0.53%
State of Connecticut GO
Series E
5.00%, 08/15/13		100	100,626
State of Connecticut ST Miscellaneous Taxes
Series A
5.00%, 08/01/13	(AMBAC)	100	100,442

			201,068
DELAWARE — 0.49%
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/13	(NPFGC)	185	185,074

			185,074
FLORIDA — 3.13%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
4.13%, 07/01/13		80	80,025
5.00%, 07/01/13		175	175,066
Florida State Board of Education RB Miscellaneous Revenue
Series C
4.00%, 07/01/13		125	125,039
Florida State Department of Environmental Protection RB Miscellaneous Revenue
Series B
6.00%, 07/01/13	(AMBAC)	100	100,048
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
5.00%, 07/01/13	(AMBAC)	260	260,101
Series D
5.00%, 07/01/13		245	245,096
Florida State Department of Transportation RB Highway Revenue Tolls
Series A
5.00%, 07/01/13	(NPFGC-FGIC)	100	100,040
State of Florida GO
Series A
5.25%, 07/01/13		100	100,042

			1,185,457
GEORGIA — 1.60%
Chatham County School District GO
5.25%, 08/01/13	(AGM)	100	100,461
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/13	(GTD)	105	105,365

Security		Principal (000s)	Value

State of Georgia GO
Series D
5.00%, 07/01/13		$100	$100,040
Series E
4.00%, 07/01/13		300	300,096

			605,962
HAWAII — 0.53%
City & County of Honolulu GO
Series B
5.00%, 07/01/13	(NPFGC)	100	100,040
City & County of Honolulu RB Wastewater Revenue
Series C
4.00%, 07/01/13	(NPFGC)	100	100,031

			200,071
ILLINOIS — 3.70%
Illinois Finance Authority RB Hospital Revenue
0.05%, 05/01/31	(Call 06/28/13)	1,100	1,100,000
State of Illinois GO First Series
5.50%, 08/01/13	(NPFGC)	300	301,425

			1,401,425
INDIANA — 0.92%
Indiana State Office Building Commission RB Lease Appropriation
5.25%, 07/01/17	(PR 07/01/13) (NPFGC)	200	200,082
IPS Multi-School Building Corp. RB Lease Revenue
5.00%, 01/15/28	(PR 07/15/13) (NPFGC)	150	150,332

			350,414
KENTUCKY — 0.27%
Kentucky Infrastructure Authority RB Miscellaneous Revenue
Series A
5.25%, 08/01/13		100	100,451

			100,451
LOUISIANA — 0.57%
State of Louisiana GO
Series A
5.00%, 08/01/13	(NPFGC)	215	215,944

			215,944
MAINE — 0.54%
Maine Turnpike Authority RB Highway Revenue Tolls
5.25%, 07/01/13	(AGM)	105	105,043
State of Maine GO
0.00%, 07/15/13		100	99,987

			205,030
MARYLAND — 2.06%
County of Harford GO
Series A
5.00%, 07/01/13		150	150,060

2

Schedule of Investments   (Unaudited) (Continued)

iSHARES® 2013 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

Maryland State Transportation Authority RB Transit Revenue
5.25%, 07/01/13	(AGM)	$100	$100,042
State of Maryland GO
Second Series
5.00%, 08/01/16	(PR 08/01/13)	310	311,348
Series A
3.00%, 08/15/13		220	220,810

			782,260
MASSACHUSETTS — 3.48%
Commonwealth of Massachusetts GO Series A
5.25%, 08/01/13		125	125,579
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/13		115	115,532
Series D
4.38%, 08/01/13		125	125,479
Massachusetts Bay Transportation Authority RB Sales Tax Revenue Series C
5.25%, 07/01/13		150	150,063
Massachusetts Health & Educational Facilities Authority RB College & University Revenue Series L
5.00%, 07/01/13		100	100,040
Massachusetts School Building Authority RB Sales Tax Revenue Series A
5.00%, 08/15/13	(AGM)	135	135,845
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 12
4.00%, 08/01/13		200	200,698
Series 13
5.00%, 08/01/13		140	140,616
Massachusetts Water Resources Authority RB Water Revenue Series A
5.25%, 08/01/13	(ETM) (NPFGC)	125	125,570
Town of Nantucket GOL
4.00%, 07/15/13		100	100,179

			1,319,601
MICHIGAN — 4.75%
City of Detroit Water Supply System RB Water Revenue Series B
5.25%, 07/01/32	(PR 07/01/13) (NPFGC)	100	100,041
University of Michigan RB College & University Revenue Series B
0.02%, 04/01/42	(Call 06/28/13)	1,700	1,700,000

			1,800,041
MINNESOTA — 1.52%
State of Minnesota GO
5.00%, 08/01/13	(ETM)	175	175,754
5.00%, 08/01/18	(PR 08/01/13)	100	100,428
Series F
4.00%, 08/01/13		300	301,044

			577,226

Security		Principal (000s)	Value

MISSISSIPPI — 0.53%
Jackson County RB Industrial Revenue
0.05%, 06/01/23	(Call 07/01/13)	$200	$200,000

			200,000
NEW JERSEY — 1.89%
County of Somerset GO Series A
4.00%, 07/15/13		165	165,294
New Jersey Educational Facilities Authority RB College & University Revenue Series E
5.00%, 07/01/22	(PR 07/01/13)	100	100,039
State of New Jersey GO
5.00%, 08/01/13		100	100,441
Series H
5.25%, 07/01/13		250	250,105
Series L
5.25%, 07/15/13		100	100,239

			716,118
NEW MEXICO — 0.36%
State of New Mexico RB Miscellaneous Taxes Series A-1
4.00%, 07/01/13		135	135,043

			135,043
NEW YORK — 10.55%
City of New York GO
Series A-1
5.00%, 08/01/13		100	100,437
Series B
5.00%, 08/01/13		150	150,656
Series C
5.00%, 08/15/13	(AGM)	155	155,975
Series E
5.25%, 08/01/13		200	200,920
5.25%, 08/01/13	(ETM)	35	35,160
Series F
5.00%, 08/01/13	(ETM)	35	35,153
5.00%, 08/01/13		110	110,481
Series G
5.00%, 08/01/13		425	426,857
Series J-1
5.00%, 08/01/13	(ETM)	15	15,065
5.00%, 08/01/13		105	105,459
New York City Municipal Water Finance Authority RB Water Revenue Series BB
0.03%, 06/15/36	(Call 06/28/13)	1,700	1,700,000
New York City Transitional Finance Authority RB Miscellaneous Revenue Series S-1
4.00%, 07/15/13	(NPFGC-FGIC)	100	100,179
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-3
4.00%, 08/01/13	(ETM)	105	105,357
4.00%, 08/01/13		130	130,456
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/13		100	100,040
5.00%, 07/01/13	(ETM) (GOI)	175	175,068

3

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

New York State Dormitory Authority RB Lease Revenue
Series A
4.00%, 07/01/13		$100	$100,031
New York State Dormitory Authority RB Miscellaneous Revenue
4.00%, 07/01/13		100	100,031
5.00%, 07/01/13	(NPFGC-FGIC)	150	150,060

			3,997,385
OHIO — 5.41%
City of Cleveland GOL
5.25%, 08/01/22	(PR 08/01/13) (FGIC)	100	100,456
Ohio Higher Educational Facility Commission RB College & University Revenue
0.07%, 10/01/31	(Call 07/01/13)	1,700	1,700,000
State of Ohio GO
Series C
5.00%, 08/01/13		250	251,093

			2,051,549
OKLAHOMA — 0.25%
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/13		95	95,029

			95,029
PENNSYLVANIA — 5.77%
Commonwealth of Pennsylvania GO
First Series
5.00%, 07/01/13	(ETM)	125	125,049
Second Series
5.00%, 07/01/13	(NPFGC-FGIC)	160	160,064
Delaware River Joint Toll Bridge Commission RB Highway Revenue Tolls
5.25%, 07/01/13	(ETM)	100	100,041
Geisinger Authority RB Health System Revenue
0.02%, 11/15/32	(Call 07/01/13)	1,700	1,700,000
Pennsylvania State University RB College & University Revenue
Series B
5.00%, 08/15/13		100	100,622

			2,185,776
PUERTO RICO — 2.14%
Commonwealth of Puerto Rico GO Series A
5.50%, 07/01/13	(FGIC)	250	250,065
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series SS
5.00%, 07/01/13	(NPFGC)	150	150,043
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
Series A
5.50%, 07/01/13	(AMBAC)	110	110,029
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue
Series C
5.50%, 07/01/13	(AMBAC)	200	200,056
Puerto Rico Municipal Finance Agency GO
Series C
5.00%, 08/01/13	(AGM)	100	100,313

			810,506

Security		Principal (000s)	Value

SOUTH CAROLINA — 0.26%
State of South Carolina GO
Series B
3.13%, 07/01/13		$100	$100,024

			100,024
TEXAS — 4.59%
City of El Paso GOL
5.25%, 08/15/13	(NPFGC-FGIC)	100	100,658
City of San Antonio GOL
3.50%, 08/01/13		100	100,303
County of Denton GOL
4.00%, 07/15/13	(NPFGC)	150	150,266
County of Harris GO
Series A
3.75%, 08/15/13		100	100,462
County of Harris RB Highway Revenue Tolls
Series B-1
5.00%, 08/15/13	(NPFGC-FGIC)	100	100,618
Ector County Independent School District GO
5.25%, 08/15/27	(PR 08/15/13) (PSF)	100	100,649
El Paso Independent School District GO
5.00%, 08/15/13		160	160,973
Lewisville Independent School District GO
5.00%, 08/15/13	(PSF)	100	100,627
Mesquite Independent School District GO
5.00%, 08/15/13	(PSF)	120	120,752
Texas Public Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/13		200	200,080
Texas Water Development Board RB Water Revenue
Series B
5.00%, 07/15/13	(ETM)	100	100,222
University of Texas System Board of Regents RB College & University Revenue
Series B
5.00%, 08/15/24	(PR 08/15/13)	250	251,535
Series C
5.25%, 08/15/13		150	150,988

			1,738,133
UTAH — 5.84%
City of Murray RB Hospital Revenue
Series C
0.07%, 05/15/37	(Call 06/28/13)	1,700	1,700,000
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.25%, 07/01/13		30	30,012
State of Utah GO
4.00%, 07/01/13		100	100,032
Series A
5.00%, 07/01/13		100	100,040
5.00%, 07/01/15	(PR 07/01/13)	135	135,053
Series B
4.00%, 07/01/13		150	150,048

			2,215,185

4

Schedule of Investments   (Unaudited) (Continued)

iSHARES® 2013 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

VIRGINIA — 2.53%
City of Richmond GO Series A
5.00%, 07/15/13	(AGM)	$100	$100,226
County of Arlington GO Series D
3.00%, 08/01/13		100	100,256
County of Loudoun GO Series A
5.00%, 07/01/13	(SAW)	100	100,040
Virginia Public Building Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/13		110	110,485
5.00%, 08/01/13	(ETM)	190	190,823
Virginia Public School Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/20	(PR 08/01/13)	120	120,520
Series B
5.00%,08/01/13		135	135,595
Series C
4.75%, 08/01/26	(PR 08/01/13) (SAW)	100	100,410

			958,355
WASHINGTON — 2.31%
Chelan County Public Utility District No. 1 RB Electric Power & Light Revenues Series A
5.00%, 07/01/13	(ETM)	100	100,039
Energy Northwest RB Electric Power & Light Revenues
Series A
5.25%, 07/01/13	(NPFGC)	300	300,126
Series C
5.00%, 07/01/13		125	125,050
State of Washington GO
Series C
5.00%, 08/01/13		225	225,990
Series D
5.00%, 07/01/13		125	125,050

			876,255
WISCONSIN — 0.79%
State of Wisconsin RB Miscellaneous Revenue
Series 1
5.25%, 07/01/13	(AGM)	100	100,042
Series A
3.50%, 07/01/13		100	100,027
5.00%, 07/01/13		100	100,040

			300,109

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $37,245,327)			37,259,595

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.02%[a,b]	39,011	$39,011

		39,011

TOTAL SHORT-TERM INVESTMENTS
(Cost: $39,011)		39,011

TOTAL INVESTMENTS IN SECURITIES — 98.40%
(Cost: $37,284,338)		37,298,606
Other Assets, Less Liabilities — 1.60%		605,941

NET ASSETS — 100.00%		$37,904,547

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Financial Group Inc.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

a Affiliated issuer. See Note 2.

[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

5

Schedule of Investments   (Unaudited)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.61%

ALASKA — 0.19%
Borough of North Slope GO
Series B
4.00%, 06/30/14		$100	$103,733

			103,733
ARIZONA — 3.95%
Arizona State University Board of Regents RB University Revenue
Series B
4.00%, 07/01/14		100	103,666
Arizona Transportation Board RB Highway Revenue Tolls
Series A
5.00%, 07/01/14		150	157,202
Arizona Transportation Board RB Miscellaneous Taxes
5.00%, 07/01/14		160	167,715
City of Chandler RB Sales Tax Revenue
2.25%, 07/01/14		200	204,066
City of Phoenix GO
5.00%, 07/01/14	(ETM)	150	157,062
City of Scottsdale GO
5.00%, 07/01/14		100	104,791
Maricopa County Unified School District No. 11 Peoria GO
5.00%, 07/01/14	(AGM)	250	261,482
Maricopa County Unified School District No. 80 Chandler GO
4.00%, 07/01/14	(AGM)	100	103,764
Phoenix Civic Improvement Corp. RB Water Revenue
5.00%, 07/01/14	(NPFGC)	100	104,739
Pima County Unified School District No. 1 Tucson GOL
5.00%, 07/01/14		250	261,652
Regional Public Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/14		100	104,572
Scottsdale Municipal Property Corp. RB Sales Tax Revenue
5.00%, 07/01/15	(PR 07/01/14)	150	157,109
Series A
4.75%, 07/01/30	(PR 07/01/14)	110	114,936
Surprise Municipal Property Corp. RB Lease Revenue
5.00%, 07/01/14	(AMBAC)	125	130,696

			2,133,452
ARKANSAS — 0.33%
State of Arkansas GO
4.00%, 08/01/14		170	176,995

			176,995
CALIFORNIA — 16.51%
Chabot-Las Positas Community College District GO
0.00%, 08/01/14	(AMBAC)	100	99,437
City & County of San Francisco GO
Series 2008
5.00%, 06/15/14		100	104,642

Security		Principal (000s)	Value

County of Sacramento RB Port Airport & Marina Revenue
Series D
3.30%, 07/01/14	(AGM)	$125	$128,510
Desert Sands Unified School District GO
5.00%, 06/01/14	(AGM)	100	104,314
East Bay Municipal Utility District RB Water Revenue
Series B
5.00%, 06/01/14	(NPFGC-FGIC)	235	245,378
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
4.00%, 07/01/14		210	218,144
5.00%, 07/01/14	(AMBAC)	125	131,106
Series B
5.00%, 07/01/14		100	104,864
Series E
5.00%, 07/01/14		100	104,864
Los Angeles County Public Works Financing Authority RB Lease Abatement
Series A
5.00%, 08/01/14		100	104,945
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
3.00%, 07/01/14		250	257,100
5.00%, 07/01/14		100	104,854
Los Angeles Department of Water & Power RB Water Revenue
Series A-1
5.00%, 07/01/14	(AMBAC)	215	225,367
Series C
5.25%, 07/01/17	(PR 07/01/14) (NPFGC)	100	105,032
Los Angeles Unified School District GO
Series A
3.00%, 07/01/14		215	220,839
6.00%, 07/01/14	(FGIC)	100	105,651
Series I
5.00%, 07/01/14		315	329,893
M-S-R Public Power Agency RB Electric Power & Light Revenues
Series K
5.00%, 07/01/14	(NPFGC)	100	104,625
Series L
5.00%, 07/01/14	(AGM)	100	104,562
Metropolitan Water District of Southern California RB Water Revenue
Series A
5.00%, 07/01/14		180	188,662
Series B
4.00%, 07/01/14		150	155,739
Northern California Power Agency RB Electric Power & Light Revenues
Series C
5.00%, 07/01/14	(AGM)	100	104,614
Orange County RB General Fund
Series A
5.00%, 06/01/14	(NPFGC)	100	104,246
Orange County School Board COP Lease Renewal
Series A
5.00%, 08/01/14		200	209,936
Palo Alto Unified School District GO
5.00%, 08/01/14	(AGM)	100	105,216
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
3.13%, 08/15/14	(AGM)	100	103,151
4.00%, 08/15/14	(AGM)	100	104,138
Sacramento Municipal Utility District RB Water Revenue
3.75%, 07/01/14	(NPFGC)	100	102,793
San Diego Unified School District GO

6

Schedule of Investments   (Unaudited) (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

0.00%, 07/01/14	(NPFGC)	$100	$99,578
Series C-2
5.00%, 07/01/14	(AGM)	100	104,666
Series F
5.00%, 07/01/29	(PR 07/01/14) (AGM)	530	555,339
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue
Series A
3.00%, 07/01/14		100	102,788
5.00%, 07/01/14	(NPFGC)	100	104,801
San Jose Unified School District GO
Series C
5.00%, 08/01/14		230	241,884
Southern California Public Power Authority RB Electric Power & Light Revenues
3.00%, 07/01/14		125	128,409
Series A
5.00%, 07/01/14		100	104,750
State of California GO
4.13%, 06/01/14		400	414,228
4.50%, 06/01/14		110	114,293
5.00%, 06/01/14		100	104,365
5.25%, 12/01/28	(PR 06/01/14)	200	209,272
Series A
4.13%, 07/01/14	(ETM) (NPFGC)	235	243,947
5.25%, 07/01/14	(ETM)	810	849,998
5.25%, 07/01/14		1,395	1,465,489

			8,926,429
COLORADO — 0.19%
Colorado Department of Transportation RB Transit Revenue
Series B
5.50%, 06/15/14	(NPFGC)	100	105,053

			105,053
CONNECTICUT — 1.31%
Hartford County Metropolitan District GO
Series A
4.00%, 07/15/14		100	103,966
State of Connecticut GO
Series B
5.00%, 06/01/14	(NPFGC)	200	208,852
Series C
5.00%, 06/01/14		180	187,967
State of Connecticut ST Miscellaneous Taxes
Series A
5.00%, 07/01/14	(NPFGC)	100	104,864
Town of Stratford GO
3.00%, 08/01/14		100	102,879

			708,528
DELAWARE — 0.81%
County of New Castle GO
Series A
4.25%, 07/15/14		150	156,325
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/14	(NPFGC)	140	146,751
State of Delaware GO
5.25%, 08/01/14		130	137,150

			440,226

Security		Principal (000s)	Value

DISTRICT OF COLUMBIA — 0.19%
District of Columbia GO Series E
5.00%, 06/01/14	(ETM) (BHAC)	$100	$104,348

			104,348
FLORIDA — 4.90%
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
4.25%, 07/01/14		125	129,606
5.00%, 07/01/14		425	443,862
Florida State Board of Education GO
Series A
5.00%, 06/01/14	(NPFGC-FGIC)	255	266,314
Series B
5.00%, 06/01/14		95	99,215
5.25%, 06/01/14	(GTD)	100	104,668
Series C
5.00%, 06/01/14	(GTD)	100	104,437
Florida State Board of Education RB Miscellaneous Revenue
Series A
5.00%, 07/01/14	(AMBAC)	150	157,008
Series C
5.00%, 07/01/14		150	157,008
Florida State Department of Environmental Protection RB Sales Tax Revenue Series B
5.00%, 07/01/14	(NPFGC)	300	313,905
Florida State Department of Transportation RB Highway Revenue Tolls Series A
5.00%, 07/01/14	(NPFGC)	75	78,562
Florida State Turnpike Authority RB Highway Revenue Series A
5.00%, 07/01/14		100	104,749
Miami-Dade County Expressway Authority RB Highway Revenue Tolls Series B
5.25%, 07/01/14	(NPFGC-FGIC)	100	104,928
Miami-Dade County School Board GO
5.38%, 08/01/14	(AGM)	180	189,545
Miami-Dade County Transit System RB Sales Surtax Revenue
5.00%, 07/01/14	(AGM)	100	104,625
5.00%, 07/01/14	(XLCA)	100	104,625
State of Florida GO
6.38%, 07/01/14		75	79,623
Series B
5.00%, 06/01/14		100	104,437

			2,647,117
GEORGIA — 2.96%
County of Bartow GO
4.50%, 08/01/14	(NPFGC)	100	104,602
Georgia State Road & Tollway Authority RB Federal Grant Revenue Series A
5.00%, 06/01/14	(AGM)	100	104,322
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue Series A
5.00%, 06/01/14		100	104,322
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/14	(NPFGC)	100	104,322
Series A

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

5.00%, 06/01/14		$100	$104,322
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/14	(GTD)	150	156,156
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue Series A
5.00%, 07/01/14	(NPFGC-FGIC)	230	240,851
State of Georgia GO
Series C
5.00%, 08/01/14		100	105,205
5.50%, 07/01/14		300	315,978
Series D
5.00%, 07/01/14		100	104,822
5.00%, 07/01/18	(PR 07/01/14)	150	157,140

			1,602,042
HAWAII — 1.45%
City & County of Honolulu GO
Series A
4.00%, 07/01/14	(AGM)	100	103,795
Series C
5.00%, 07/01/14	(NPFGC)	100	104,801
Series D
5.00%, 07/01/14	(NPFGC)	100	104,801
State of Hawaii GO
Series B
4.25%, 07/15/14	(AMBAC)	100	104,109
Series DG
5.00%, 07/01/14	(AMBAC)	350	366,842

			784,348
ILLINOIS — 1.74%
Chicago Transit Authority RB Federal Grant Revenue
5.00%, 06/01/14	(AMBAC)	100	103,881
State of Illinois GO
First Series
5.50%, 08/01/14	(NPFGC)	100	104,966
State of Illinois RB Federal Grant Revenue Series A
5.00%, 06/15/14		250	261,292
State of Illinois RB Sales Tax Revenue
4.00%, 06/15/14		100	103,579
5.00%, 06/15/14		150	156,812
5.00%, 06/15/14	(AGM)	200	208,944

			939,474
INDIANA — 1.38%
Indiana Transportation Finance Authority RB Highway Revenue Tolls
Series A
5.13%, 06/01/29	(PR 06/01/14) (FGIC)	115	120,132
5.25%, 06/01/22	(PR 06/01/14) (FGIC)	100	104,578
5.25%, 06/01/29	(PR 06/01/14) (FGIC)	500	522,890

			747,600

Security		Principal (000s)	Value

IOWA — 0.38%
County of Polk GO
Series B
4.00%, 06/01/14		$100	$103,426
Iowa Finance Authority RB Miscellaneous Revenue
Series A
4.00%, 08/01/14		100	104,115

			207,541
KENTUCKY — 0.90%
Fayette County School District Finance Corp. RB Lease Renewal
Series B
2.00%, 07/01/14	(SEEK)	125	127,074
Kentucky State Property & Buildings Commission RB General Fund
Series A
5.00%, 08/01/14		145	152,253
Kentucky Turnpike Authority RB Lease Renewal
Series A
5.00%, 07/01/14		200	209,540

			488,867
LOUISIANA — 0.80%
Louisiana State Citizens Property Insurance Corp. RB Miscellaneous Revenue
Series B
5.25%, 06/01/14	(AMBAC)	55	57,233
State of Louisiana GO
5.00%, 08/01/14		150	157,773
Series A
5.00%, 08/01/14	(NPFGC)	100	105,182
Series B
5.00%, 07/15/14	(AGC)	105	110,229

			430,417
MAINE — 0.19%
State of Maine GO
4.00%, 06/01/14		100	103,513

			103,513
MARYLAND — 3.02%
County of Baltimore GO
5.00%, 08/01/14		200	210,432
County of Frederick GO
5.00%, 08/01/14		155	163,049
County of Howard GO
Series A
5.00%, 08/15/14		150	158,091
State of Maryland GO
First Series
5.00%, 08/01/16	(PR 08/01/14)	100	105,148
5.00%, 08/01/18	(PR 08/01/14)	150	157,722
Second Series
5.00%, 08/01/14		100	105,216
Second Series B
5.25%, 08/15/14		250	264,193
Second Series E
4.00%, 08/01/14		150	156,189
Series CC
5.50%, 08/01/14		100	105,761

8

Schedule of Investments   (Unaudited) (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

Washington Suburban Sanitary District GO
4.25%, 06/01/14		$100	$103,742
5.00%, 06/01/14		100	104,435

			1,633,978
MASSACHUSETTS — 7.62%
Commonwealth of Massachusetts GO
Series A
5.00%, 08/01/15	(PR 08/01/14)	265	278,642
Commonwealth of Massachusetts GOL
Series A
3.00%, 08/01/14		135	138,992
5.00%, 08/01/14		200	210,270
Series B
5.00%, 08/01/23	(PR 08/01/14)	350	368,018
Series C
4.00%, 08/01/14	(AGM)	165	171,676
Massachusetts Bay Transportation Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/14	(ETM)	100	104,708
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/14	(ETM)	200	209,416
5.00%, 07/01/24	(PR 07/01/14)	150	157,140
5.25%, 07/01/15	(PR 07/01/14)	100	105,011
5.25%, 07/01/17	(PR 07/01/14)	500	525,055
5.25%, 07/01/21	(PR 07/01/14)	100	105,011
Series C
5.25%, 07/01/14		250	262,738
Massachusetts Development Finance Agency RB College & University Revenue
Series Q-1
5.00%, 07/01/14		100	104,760
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
3.75%, 08/15/14	(AGM)	100	103,961
5.00%, 08/15/14	(AGM)	200	210,742
Massachusetts Water Pollution Abatement Trust RB Miscellaneous Revenue
Series 10
5.00%, 08/01/29	(PR 08/01/14)	500	525,460
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 12
3.63%, 08/01/14		100	103,718
Series 14
5.00%, 08/01/14		300	315,648
Massachusetts Water Resources Authority RB Water Revenue
Series A
5.25%, 08/01/14	(ETM) (NPFGC)	115	121,234

			4,122,200
MINNESOTA — 1.17%
State of Minnesota GO
5.00%, 08/01/14		400	420,820
Series A
5.00%, 08/01/14		100	105,205
Series B
5.00%, 08/01/14		100	105,205

			631,230

Security		Principal (000s)	Value

MISSOURI — 0.23%
City of Springfield RB Electric Power & Light Revenues
5.00%, 08/01/14	(NPFGC-FGIC)	$120	$126,016

			126,016
MONTANA — 0.19%
State of Montana GO
Series G
4.00%, 08/01/14		100	104,115

			104,115
NEBRASKA — 0.29%
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/14	(AMBAC)	150	157,452

			157,452
NEVADA — 2.51%
City of Henderson GOL
Series A
5.00%, 06/01/14	(ETM) (AGM)	110	114,783
5.00%, 06/01/14	(AGM)	140	145,985
Clark County GOL
Series B
5.00%, 06/01/14	(AGM)	130	135,582
Clark County RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/14		195	203,695
Clark County School District GOL
Series B
5.00%, 06/15/14		110	114,995
5.00%, 06/15/14	(AMBAC)	215	224,763
5.00%, 06/15/14	(NPFGC-FGIC)	175	182,947
Las Vegas Valley Water District GOL
Series A
5.00%, 06/01/14	(AGM)	125	130,307
Washoe County School District GOL
Series B
5.00%, 06/01/14	(NPFGC)	100	104,237

			1,357,294
NEW HAMPSHIRE — 0.39%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue
Series B
4.00%, 08/15/14		100	104,054
5.00%, 08/15/14	(AGM)	100	105,368

			209,422
NEW JERSEY — 3.64%
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/14		100	103,999
New Jersey Educational Facilities Authority RB College & University Revenue
Series D
5.00%, 07/01/23	(PR 07/01/14)	300	314,217

9

Schedule of Investments   (Unaudited) (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.25%, 06/15/19	(PR 06/15/14) (FGIC)	$700	$733,404
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series B
4.00%, 06/15/14		200	206,824
State of New Jersey GO
5.00%, 06/01/14	(ETM)	230	240,003
Series H
5.25%, 07/01/14		250	262,465
Series N
5.50%, 07/15/14		100	105,432

			1,966,344
NEW MEXICO — 2.50%
Albuquerque Bernalillo County Water Utility Authority RB Water Revenue
Series A-1
4.00%, 07/01/14		160	165,939
City of Albuquerque GO
Series A
3.00%, 07/01/14		100	102,799
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.13%, 06/15/17	(PR 06/15/14) (NPFGC)	485	507,649
5.25%, 06/15/19	(PR 06/15/14) (NPFGC)	150	157,187
5.25%, 06/15/20	(PR 06/15/14) (NPFGC)	100	104,791
New Mexico Finance Authority RB Water Revenue
Series C
5.25%, 06/01/14	(AMBAC)	100	104,639
State of New Mexico RB Miscellaneous Taxes
Series C
5.00%, 07/01/14		200	209,666

			1,352,670
NEW YORK — 10.53%
Buffalo Fiscal Stability Authority RB Sales Tax Revenue
Series A
5.25%, 08/15/14	(NPFGC)	125	131,817
City of New York GO
Series A
3.00%, 08/01/14		235	241,987
Series A-1
5.00%, 08/01/14		145	152,470
Series B
5.00%, 08/01/14		440	462,669
Series C
4.00%, 08/01/14		200	208,126
Series E
4.00%, 08/01/14		100	104,063
Series F
5.00%, 08/01/14		100	105,152
Series G
4.10%, 08/01/14		50	52,086
5.00%, 08/01/14		100	105,152
Series H
5.00%, 08/01/14	(CIFG)	370	388,896
Series I
5.00%, 08/01/14		175	184,016

Security		Principal (000s)	Value

Series K
4.00%, 08/01/14		$295	$306,986
Series O
5.00%, 06/01/14		50	52,194
County of Orange GO
Series A
5.00%, 07/15/14		90	94,472
Long Island Power Authority RB Electric Power & Light Revenues
Series A
0.00%, 06/01/14	(AGM)	100	99,591
Metropolitan Transportation Authority RB Miscellaneous Revenue
Series B
5.50%, 07/01/14	(NPFGC)	115	120,873
New York City Municipal Water Finance Authority RB Water Revenue
Series BB
5.00%, 06/15/14		225	235,465
Series EE
2.50%, 06/15/14		225	229,941
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
5.00%, 07/15/14	(NPFGC-FGIC)	330	346,457
New York City Transitional Finance Authority RB Sales Tax Revenue
5.25%, 08/01/14	(ETM)	100	105,360
Series A-3
4.00%, 08/01/14	(ETM)	200	208,134
New York State Dormitory Authority RB College & University Revenue
Series A
4.00%, 07/01/14		100	103,536
5.00%, 07/01/14	(NPFGC)	100	104,557
Series B
4.00%, 07/01/14		100	103,536
5.00%, 07/01/14		150	157,233
Series C
5.00%, 07/01/14	(NPFGC)	200	209,374
New York State Dormitory Authority RB Income Tax Revenue
Series D
5.00%, 06/15/14		150	156,903
New York State Dormitory Authority RB Miscellaneous Revenue
3.25%, 07/01/14	(NPFGC-FGIC)	365	375,570
4.00%, 07/01/14		105	108,779
New York State Environmental Facilities Corp. RB Water Revenue
Series A
4.00%, 06/15/14		200	207,180
Series B
4.00%, 06/15/14		100	103,590
Series C
5.00%, 06/15/14		120	125,462

			5,691,627
NORTH CAROLINA — 1.17%
City of Charlotte GO
5.00%, 08/01/14		250	263,012
County of Mecklenburg GO
Series A
4.00%, 08/01/14		100	104,115
5.00%, 08/01/14		250	263,013

			630,140

10

Schedule of Investments   (Unaudited) (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

OHIO — 1.50%
City of Columbus GO
Series A
5.00%, 07/01/14		$200	$209,644
Ohio State Water Development Authority RB Water Revenue
0.00%, 06/01/14		100	99,675
State of Ohio GO
Series C
4.00%, 08/01/14		250	260,170
State of Ohio RB Highway Revenue Tolls
Series 2008-1
5.50%, 06/15/14		230	241,601

			811,090
OKLAHOMA — 0.82%
County of Oklahoma GOL
Series A
3.25%, 08/01/14		230	237,530
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
3.50%, 06/01/14	(BHAC)	100	102,938
Oklahoma Capital Improvement Authority RB College & University Revenue
Series F
5.00%, 07/01/14	(AMBAC)	100	104,687

			445,155
OREGON — 0.81%
City of Portland RB Sewer Revenue
Series A
5.00%, 06/01/14	(NPFGC)	220	229,610
Metro GOL
Series B
4.00%, 06/01/14		100	103,473
Washington & Multnomah Counties School District No. 48J Beaverton GO
Series A
5.00%, 06/01/14	(AGM)	100	104,368

			437,451
PENNSYLVANIA — 1.47%
City of Philadelphia RB Water & Wastewater Revenue
Series A
5.00%, 06/15/14		100	104,428
Commonwealth of Pennsylvania GO
First Series
4.00%, 06/01/14		100	103,513
Third Series
5.25%, 07/01/14		300	315,252
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/14		160	167,157
Pennsylvania Turnpike Commission RB Highway Revenue Tolls
Series A
4.00%, 06/01/14	(AGM)	100	103,343

			793,693
PUERTO RICO — 1.91%
Commonwealth of Puerto Rico GO
5.50%, 07/01/14	(FGIC)	90	92,495

Security		Principal (000s)	Value

Series A
5.25%, 07/01/14		$205	$210,176
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series OO
5.00%, 07/01/14	(NPFGC-FGIC)	100	102,319
Series QQ
5.25%, 07/01/14	(XLCA)	100	102,566
Puerto Rico Highway & Transportation Authority RB Fuel Sales Tax Revenue
Series A
5.50%, 07/01/14	(AMBAC)	180	184,990
Puerto Rico Infrastructure Financing Authority RB Special Tax Revenue
Series B
5.00%, 07/01/14		100	102,283
Puerto Rico Public Buildings Authority RB Lease Non-Terminable
Series I
5.50%, 07/01/25	(PR 07/01/14) (GTD)	225	236,630

			1,031,459
TENNESSEE — 0.20%
Metropolitan Government of Nashville & Davidson County GO
Series B
5.00%, 08/01/14		100	105,227

			105,227
TEXAS — 7.75%
Austin Independent School District GO
5.00%, 08/01/14	(PSF)	100	105,203
Series A
3.00%, 08/01/14		100	103,024
City of Dallas GOL
4.00%, 08/15/14		100	104,263
City of Irving RB Waterworks & Sewer Revenue
4.50%, 08/15/14	(AGM)	100	104,769
City of San Antonio GOL
5.00%, 08/01/14		150	157,804
County of Harris GO
Series C
5.00%, 08/15/14		100	105,415
County of Harris RB Highway Revenue Tolls
Series B-1
5.00%, 08/15/14	(NPFGC-FGIC)	175	184,210
Crowley Independent School District GO
4.00%, 08/01/14	(PSF)	115	119,678
Dallas Independent School District GO
Series A
5.00%, 08/15/14	(PSF)	150	158,070
Eagle Mountain & Saginaw Independent School District GO
Series C
5.00%, 08/15/14	(PSF)	200	210,666
Houston Independent School District GOL
Series A
6.30%, 08/15/14	(PSF)	200	213,590
Klein Independent School District GO
Series A
5.00%, 08/01/14	(PSF)	100	105,203
Leander Independent School District GO
4.00%, 08/15/14	(FGIC)	200	208,044
Lewisville Independent School District GO
4.25%, 08/15/14	(PSF)	100	104,534
Magnolia Independent School District GO
5.00%, 08/15/14	(PSF)	100	105,333

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

North East Independent School District GO
5.00%, 08/01/22	(PR 08/01/14) (PSF)	$100	$105,126
5.00%, 08/01/29	(PR 08/01/14) (PSF)	250	262,815
5.00%, 08/01/33	(PR 08/01/14) (PSF)	465	488,836
5.25%, 08/01/14	(PSF)	130	137,118
Round Rock Independent School District GO
4.00%, 08/01/14		150	156,170
State of Texas GO Series B
5.00%, 08/01/14		100	105,214
Texas Public Finance Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/14		230	241,042
Texas Water Development Board RB Water Revenue Series A
5.00%, 07/15/14		100	105,011
University of Texas System Board of Regents RB College & University Revenue
Series A
5.00%, 08/15/14		100	105,383
Series B
5.00%, 08/15/14		100	105,383
5.25%, 08/15/14		275	290,579

			4,192,483
UTAH — 3.19%
County of Salt Lake GO
4.00%, 06/15/14		100	103,668
County of Salt Lake RB Sales Tax Revenue
5.00%, 08/01/14		250	263,035
Davis County School District GO
4.25%, 06/01/14	(GTD)	125	129,528
State of Utah GO
Series A
5.00%, 07/01/14		250	262,107
Series B
5.00%, 07/01/18	(PR 07/01/14)	350	366,695
Series C
4.00%, 07/01/14		250	259,590
5.00%, 07/01/14		225	235,897
Utah Transit Authority RB Sales Tax Revenue Series C
5.00%,06/15/14	(AGM)	100	104,602

			1,725,122
VIRGINIA — 3.25%
City of Portsmouth GO
5.00%, 07/01/14	(ETM) (AGM)	5	5,237
5.00%, 07/01/14	(AGM)	95	99,571
City of Richmond GO
5.00%, 07/15/14	(AGM)	100	104,990
Commonwealth of Virginia GO Series A
5.00%, 06/01/14		100	104,434
County of Loudoun GO Series A
5.00%, 07/01/14	(SAW)	75	78,625

Security		Principal (000s)	Value

Greater Richmond Convention Center Authority RB Hotel Occupancy Tax
5.00%, 06/15/14	(NPFGC)	$150	$156,101
Virginia Public Building Authority RB Miscellaneous Revenue
Series B
4.00%, 08/01/14	(SAP)	100	104,124
5.00%, 08/01/14		100	105,214
5.25%, 08/01/19	(PR 08/01/14)	500	527,150
Virginia Public School Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/14		110	115,711
5.25%, 08/01/14		190	200,403
Series D
5.00%, 08/01/14		150	157,788

			1,759,348
WASHINGTON — 5.33%
City of Seattle RB Electric Power & Light Revenues
5.00%, 08/01/14	(AGM)	105	110,439
Energy Northwest RB Electric Power & Light Revenues
Series A
4.00%, 07/01/14		100	103,795
5.00%, 07/01/14		775	812,208
5.25%, 07/01/14		100	105,053
Series C
5.00%, 07/01/14		100	104,801
Grays Harbor County Public Utility District No. 1 RB Electric Power & Light Revenues
5.00%, 07/01/14	(NPFGC-FGIC)	180	188,249
Spokane County School District No. 354 Mead GO
5.38%, 12/01/20	(PR 06/01/14) (AGM, GTD)	500	523,470
State of Washington GO
Series A
5.00%, 07/01/14		350	366,804
Series B-1
4.00%, 08/01/14		100	104,091
Series C
5.00%, 07/01/14		100	104,801
5.00%, 08/01/14		140	147,252
5.50%, 07/01/14		200	210,610

			2,881,573
WISCONSIN — 0.94%
County of Milwaukee GO Series A
3.40%, 08/01/14		125	129,226
State of Wisconsin RB Sewer Revenue Series 2
5.50%, 06/01/14		160	167,823
State of Wisconsin RB Transit Revenue
Series A
5.00%, 07/01/14	(NPFGC-FGIC)	100	104,770
Series B
5.00%, 07/01/14	(AMBAC)	100	104,770

			506,589

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $52,962,483)			53,321,361

12

Schedule of Investments   (Unaudited) (Continued)

iSHARES® 2014 AMT-FREE MUNI TERM ETF

June 30, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.54%

MONEY MARKET FUNDS — 1.54%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.02%[a,b]	835,207	$835,207

		835,207

TOTAL SHORT-TERM INVESTMENTS
(Cost: $835,207)		835,207

TOTAL INVESTMENTS IN SECURITIES — 100.15%
(Cost: $53,797,690)		54,156,568
Other Assets, Less Liabilities — (0.15)%		(82,004)

NET ASSETS — 100.00%		$54,074,564

COP — Certificates of Participation

ETM — Escrowed to Maturity

GO — General Obligation

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

PR — Prerefunded

PSF — Permanent School Fund

RB — Revenue Bond

SAP — Subject to Appropriations

SAW — State Aid Withholding

SEEK — Support Education Excellence in Kentucky

ST — Special Tax

Insured by:

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — Ambac Financial Group Inc.

BHAC — Berkshire Hathaway Assurance Corp.

CIFG — CDC IXIS Financial Guaranty

FGIC — Financial Guaranty Insurance Co.

NPFGC — National Public Finance Guarantee Corp.

XLCA — XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

13

Schedule of Investments   (Unaudited)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.35%

ALASKA — 0.75%
Borough of North Slope GO
Series A
4.00%, 06/30/15		$100	$106,603
5.00%, 06/30/15	(NPFGC)	210	228,043
City of Anchorage GO Series D
5.00%, 08/01/15	(AMBAC)	150	163,773

			498,419
ARIZONA — 6.02%
Arizona State University Board of Regents RB University Revenue Series C
5.50%, 07/01/15		245	268,363
Arizona Transportation Board RB Miscellaneous Taxes
4.00%, 07/01/15		100	106,902
5.00%, 07/01/15		125	136,121
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/15		250	272,243
City of Chandler GO
5.00%, 07/01/15		50	54,417
City of Chandler RB Sales Tax Revenue
2.50%, 07/01/15		100	103,849
City of Glendale GO Series A
4.00%, 07/01/15		150	159,144
City of Glendale RB Sewer Revenue
5.25%, 07/01/15	(NPFGC-FGIC)	100	109,079
City of Mesa RB Multiple Utility Revenue Series A
5.00%, 07/01/15	(NPFGC-FGIC)	100	108,373
City of Phoenix GO Series B
4.00%, 07/01/15		300	320,706
City of Scottsdale GO Series 2008A
3.50%, 07/01/15		100	105,905
Maricopa County Community College District GO Series C
4.00%, 07/01/15		75	80,052
Maricopa County Unified School District No. 4 Mesa GO Series C
4.00%, 07/01/15		100	106,447
Maricopa County Unified School District No. 48 Scottsdale GO
Series A
4.00%, 07/01/20	(PR 07/01/15) (NPFGC-FGIC)	250	267,463
4.13%, 07/01/21	(PR 07/01/15) (NPFGC-FGIC)	415	445,025
Maricopa County Unified School District No. 80 Chandler GO
5.00%, 07/01/15	(AGM)	250	271,927
Phoenix Civic Improvement Corp. RB Sewer Revenue
4.00%, 07/01/15	(NPFGC)	150	160,229
Phoenix Civic Improvement Corp. RB Water Revenue
4.00%, 07/01/15		200	213,472
Series B
4.00%, 07/01/15		100	106,715

Security		Principal (000s)	Value

Pima County GO
5.00%, 07/01/15	(AGM)	$150	$162,966
Pima County RB Sewer Revenue
Series A
4.00%, 07/01/15		225	239,506
5.00%, 07/01/15		70	75,905
Regional Public Transportation Authority RB Sales Tax Revenue Series A
5.00%, 07/01/15		100	108,372

			3,983,181
CALIFORNIA — 10.81%
Acalanes Union High School District GO
0.00%, 08/01/15	(NPFGC)	200	195,742
Chabot-Las Positas Community College District GO
0.00%, 08/01/15	(AMBAC)	130	126,988
City & County of San Francisco GO Series B
5.00%, 06/15/15		235	255,581
City of Newport Beach COP Lease Abatement
4.00%, 07/01/15		75	79,912
City of Pasadena RB Electric Power & Light Revenues Series A
4.00%, 06/01/15		125	133,010
City of Riverside RB Sewer Revenue
5.00%, 08/01/15		145	157,738
Coast Community College District GO
5.25%, 08/01/15	(NPFGC)	175	191,996
Desert Sands Unified School District GO
0.00%, 06/01/15	(AMBAC)	225	219,602
Foothill-De Anza Community College District GO Series C
5.25%, 08/01/15	(NPFGC-FGIC)	100	109,591
Fremont Unified School District/Alameda County GO
4.00%, 08/01/15		135	144,711
Los Altos Elementary School District GO
5.00%, 08/01/15	(AMBAC)	100	109,281
Los Angeles Community College District GO Series E-1
3.00%, 08/01/15		150	157,626
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/15		250	272,662
Series B
5.00%, 07/01/15		175	190,680
Series D
5.00%, 07/01/15		100	108,960
Los Angeles County Metropolitan Transportation Authority RB Transit Revenue Series A
4.00%, 07/01/15		100	106,673
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
5.00%, 07/01/15		220	239,666
Series A-1
5.00%, 07/01/15	(AGM)	230	250,560
Los Angeles Department of Water & Power RB Water Revenue Series A-1
5.00%, 07/01/15	(AMBAC)	125	136,095
Los Angeles Unified School District GO
5.25%, 07/01/15	(NPFGC)	200	218,664

14

Schedule of Investments   (Unaudited) (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

5.75%, 07/01/15	(NPFGC)	$100	$110,329
Series A
3.00%, 07/01/15		100	104,846
Series A-1
5.00%, 07/01/15		125	136,042
Series B
5.00%, 07/01/15	(AMBAC)	150	163,251
Series E
5.00%, 07/01/15	(AGM)	100	108,834
Series F
5.00%, 07/01/15	(FGIC)	75	81,626
Series H
5.00%, 07/01/15	(AGM)	100	108,834
Morgan Hill Unified School District GO
0.00%, 08/01/15	(AMBAC)	60	58,683
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
3.38%, 08/15/15	(AGM)	190	200,782
5.00%, 08/15/15	(AGM)	100	109,105
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue Series A
4.00%, 07/01/15		150	159,918
San Diego Unified School District GO
Series A
0.00%, 07/01/15	(NPFGC-FGIC)	100	97,978
Series C-2
5.00%, 07/01/15	(AGM)	100	108,520
Series D-3
5.00%, 07/01/15	(AGM)	150	162,780
San Francisco Unified School District GO Series B
4.00%, 06/15/15		125	133,458
San Mateo County Transportation Authority RB Sales Tax Revenue Series A
5.25%, 06/01/15	(NPFGC)	100	108,400
Sonoma County Junior College District GO Series D
5.00%, 08/01/15		50	54,597
Southern California Public Power Authority RB Electric Power & Light Revenues
4.00%, 07/01/15		250	266,790
Series A-1
5.00%, 07/01/15	(AMBAC)	150	162,372
State of California GO
4.00%, 08/01/15		305	325,859
4.13%, 06/01/15	(NPFGC)	285	303,827
5.00%, 06/01/15		270	292,267
Series A
4.00%, 07/01/15		125	133,471
Visalia Unified School District GO
4.00%, 08/01/15		150	157,830
West Contra Costa Unified School District GO Series D
0.00%, 08/01/15	(NPFGC-FGIC)	100	96,862

			7,152,999
COLORADO — 1.27%
Colorado Department of Transportation RB Federal Grant Revenue Series B
5.00%, 06/15/15	(NPFGC)	125	135,768
Colorado Department of Transportation RB Transit Revenue Series B
5.50%, 06/15/15	(NPFGC)	250	273,972

Security		Principal (000s)	Value

Platte River Power Authority RB Electric Power & Light Revenues Series GG
5.00%, 06/01/15	(AGM)	$175	$189,696
University of Colorado Regents RB College & University Revenue
5.25%, 06/01/15	(NPFGC-FGIC)	100	108,876
Series A
3.25%, 06/01/15		125	131,318

			839,630
CONNECTICUT — 1.66%
City of Danbury GO Series B
5.00%, 07/01/15		100	108,855
Hartford County Metropolitan District GO
3.00%, 06/01/15		200	209,506
State of Connecticut GO Series C
5.00%, 06/01/15		420	455,679
State of Connecticut ST Miscellaneous Taxes Series B
5.00%, 07/01/15	(AMBAC)	300	326,628

			1,100,668
DELAWARE — 0.36%
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/15		220	239,527

			239,527
DISTRICT OF COLUMBIA — 1.03%
District of Columbia GO
Series A
5.00%, 06/01/30	(PR 06/01/15) (AMBAC)	300	325,869
Series C
5.00%, 06/01/15	(AGM)	110	119,009
Series E
5.00%, 06/01/15	(BHAC)	220	238,817

			683,695
FLORIDA — 5.95%
County of Hillsborough RB Sales Tax Revenue
5.00%, 07/01/15	(NPFGC)	235	255,957
County of Hillsborough RB Water Revenue
5.50%, 08/01/15	(AMBAC)	110	120,900
County of Miami-Dade GO
4.00%, 07/01/15		100	106,364
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
3.50%, 07/01/15		210	220,500
5.00%, 07/01/15		660	712,642
Florida State Board of Education GO
Series A
5.00%, 06/01/15		100	108,499
5.00%, 06/01/15	(NPFGC-FGIC)	415	450,271
Series B
5.00%, 06/01/15		200	216,998
Florida State Board of Education RB Lottery Revenue
Series B
5.00%, 07/01/15	(AMBAC)	150	162,812
Series C
5.00%, 07/01/15		100	108,541

15

Schedule of Investments   (Unaudited) (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

Florida State Board of Education RB Miscellaneous Revenue Series A
5.00%, 07/01/15		$250	$271,352
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
5.00%, 07/01/15	(AGM)	235	254,726
5.00%, 07/01/15	(AMBAC)	100	108,394
Florida State Department of Transportation RB Highway Revenue Tolls Series A
5.00%, 07/01/15	(NPFGC-FGIC)	125	135,910
Miami-Dade County Transit System RB Sales Surtax Revenue
5.00%, 07/01/15	(XLCA)	150	162,654
Series A
5.00%, 07/01/15		100	108,436
State of Florida GO
4.00%, 07/01/15		100	106,840
6.38%, 07/01/15		100	111,437
Series B
4.00%, 06/01/15		100	106,587
Series C
5.00%, 06/01/15		100	108,499

			3,938,319
GEORGIA — 2.90%
County of Columbia RB Water Revenue
4.00%, 06/01/15		100	106,368
Forsyth County School District GO
4.00%, 06/01/15	(AGM)	250	266,468
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue Series A
5.00%, 06/01/15		320	346,102
Gwinnett County Water & Sewerage Authority RB Water Revenue
4.00%, 08/01/15	(GTD)	150	160,806
Series A
4.00%, 08/01/15	(GTD)	100	107,204
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/15	(AMBAC)	100	108,644
5.00%, 07/01/15	(NPFGC-FGIC)	105	114,076
State of Georgia GO Series C
5.00%, 07/01/15		650	708,377

			1,918,045
HAWAII — 2.64%
City & County of Honolulu GO Series B
5.25%, 07/01/15	(FSA)	250	273,382
City & County of Honolulu RB Wastewater Revenue
Series A
5.00%, 07/01/15	(NPFGC)	100	108,749
Series B
4.25%, 07/01/15	(NPFGC)	100	107,255
County of Maui GO Series B
4.00%, 06/01/15		150	159,821
State of Hawaii GO
Series DG
5.00%, 07/01/15		350	381,066

Security		Principal (000s)	Value

Series DO
5.00%, 08/01/15		$315	$343,923
State of Hawaii RB Fuel Sales Tax Revenue Series A
3.75%, 07/01/15	(AGM)	250	265,800
University of Hawaii Board of Regents RB College & University Revenue Series A
5.00%, 07/15/15	(NPFGC)	100	108,580

			1,748,576
ILLINOIS — 1.79%
Chicago Transit Authority RB Capital Grant Receipts
5.00%, 06/01/15	(AMBAC)	75	80,325
Regional Transportation Authority RB Transit Revenue
6.00%, 06/01/15	(NPFGC-FGIC, GOI)	100	109,769
Series B
5.50%, 06/01/15	(NPFGC-FGIC, GOI)	100	108,957
State of Illinois GO
5.00%, 08/01/15		65	70,112
First Series
5.50%, 08/01/15	(NPFGC)	300	326,685
State of Illinois RB Sales Tax Revenue
5.00%, 06/15/15		200	216,756
5.00%, 06/15/15	(AGM)	100	108,332
Second Series
5.50%, 06/15/15	(NPFGC-FGIC)	150	163,957

			1,184,893
IOWA — 0.49%
City of West Des Moines GO Series A
4.00%, 06/01/15		100	106,706
Iowa Finance Authority RB Miscellaneous Revenue
3.00%, 08/01/15		100	104,977
5.00%, 08/01/15		100	109,128

			320,811
KENTUCKY — 0.33%
Kentucky State Property & Buildings Commission RB Lease Appropriation
5.00%, 08/01/24	(PR 08/01/15) (AGM)	100	109,314
Kentucky Turnpike Authority RB Lease Renewal Series A
5.00%, 07/01/15		100	108,771

			218,085
LOUISIANA — 0.83%
State of Louisiana GO
Series A
5.00%, 08/01/15	(NPFGC)	250	273,065
Series B
5.00%, 07/15/15	(AGC)	250	272,628

			545,693

16

Schedule of Investments   (Unaudited) (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

MAINE — 0.17%
Maine Turnpike Authority RB Highway Revenue Tolls
5.00%, 07/01/15	(AGM)	$100	$108,602

			108,602
MARYLAND — 5.84%
City of Baltimore RB Sewer Revenue Series D
5.00%, 07/01/15	(AMBAC)	200	217,794
County of Frederick GO Series A
5.00%, 07/01/15		250	272,137
County of Howard GO Series B
5.00%, 08/15/15		280	306,370
County of Montgomery GO Series A
5.00%, 06/01/15		150	162,949
County of Montgomery GOL Series A
5.00%, 08/01/15		110	120,258
Maryland State Department of Transportation RB Income Tax Revenue
5.00%, 06/01/15		150	162,890
Prince George’s County GOL Series A
5.00%, 07/15/15		100	109,142
State of Maryland GO
Second Series
4.00%, 08/01/15		395	423,630
5.00%, 08/01/15		180	196,785
Second Series A
4.00%, 08/01/15		100	107,248
5.00%, 08/01/17	(PR 08/01/15)	575	628,808
Series DD
5.50%, 08/01/15		100	110,364
Washington Suburban Sanitary District GO
4.25%, 06/01/15		150	160,797
5.00%, 06/01/15		195	211,834
5.00%, 06/01/16	(PR 06/01/15)	620	673,463

			3,864,469
MASSACHUSETTS — 7.30%
Commonwealth of Massachusetts GO Series B
5.00%, 08/01/15		515	562,534
Commonwealth of Massachusetts GOL
Series B
4.00%, 06/01/15		100	106,647
5.25%, 08/01/15		100	109,749
Series D
4.00%, 08/01/15		250	267,882
Commonwealth of Massachusetts RB Federal Grant Revenue Series A
5.00%, 06/15/15		100	108,614
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue Series A
5.50%, 06/01/15	(NPFGC-FGIC)	225	246,181
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series A
4.00%, 07/01/15		110	117,730

Security		Principal (000s)	Value

4.75%, 07/01/34	(PR 07/01/15)	$840	$911,249
Series B
5.00%, 07/01/15		170	185,303
Series C
5.00%, 07/01/15		100	109,023
Massachusetts Development Finance Agency RB College & University Revenue Series R-1
5.00%, 07/01/15		100	108,771
Massachusetts Municipal Wholesale Electric Co. RB Miscellaneous Revenue Series A
5.00%, 07/01/15		265	287,133
Massachusetts Port Authority RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/15	(AMBAC)	200	217,246
Series C
5.00%, 07/01/15		100	108,289
Massachusetts School Building Authority RB Sales Tax Revenue
Series A
5.00%, 08/15/15	(AGM)	400	437,428
5.00%, 08/15/15	(AMBAC)	100	109,357
Massachusetts Water Pollution Abatement Trust RB Water Revenue
Series 11
5.00%, 08/01/15		315	344,374
Series 12
5.00%, 08/01/15		150	163,988
Series A
5.25%, 08/01/15		300	329,535

			4,831,033
MICHIGAN — 0.76%
Michigan Finance Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/15		460	501,313

			501,313
MINNESOTA — 1.59%
State of Minnesota GO
Series A
5.00%, 06/01/15		100	108,633
5.00%, 08/01/15		150	163,987
Series D
3.00%, 08/01/15		150	157,755
5.00%, 08/01/15		100	109,325
Series F
4.00%, 08/01/15		475	509,428

			1,049,128
MONTANA — 0.17%
State of Montana Department of Transportation RB Federal Grant Revenue
5.00%, 06/01/15	(NPFGC)	105	113,362

			113,362
NEBRASKA — 0.58%
City of Omaha GO
5.00%, 06/01/15		250	271,280
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/15		100	108,966

			380,246

17

Schedule of Investments   (Unaudited) (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

NEVADA — 1.49%
Clark County GOL
Series B
5.00%, 06/01/15	(AGM)	$200	$216,410
Clark County RB Port Airport & Marina Revenue
Series D
5.00%, 07/01/15		100	108,289
Clark County School District GOL
5.50%, 06/15/15	(AGM)	100	109,264
Series A
5.25%, 06/15/15	(NPFGC-FGIC)	375	407,531
Series B
5.00%, 06/15/15		130	140,645

			982,139
NEW HAMPSHIRE — 0.20%
State of New Hampshire GO
Series A
3.50%, 06/01/15		125	132,129

			132,129
NEW JERSEY — 3.66%
New Jersey Economic Development Authority RB Tobacco & Liquor Taxes
5.00%, 06/15/15		275	294,816
New Jersey Educational Facilities Authority RB College & University Revenue
Series B
5.00%, 07/01/15		100	108,981
New Jersey Transportation Trust Fund Authority RB Federal Grant Revenue
Series A
5.00%, 06/15/15	(NPFGC-FGIC)	200	216,254
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.75%, 06/15/15	(ETM)	100	110,296
New Jersey Transportation Trust Fund Authority RB Transit Revenue
Series C
5.25%, 06/15/16	(PR 06/15/15) (FGIC)	345	377,154
Series D
5.00%, 06/15/17	(PR 06/15/15)	125	135,807
5.00%, 06/15/18	(PR 06/15/15) (AMBAC)	100	108,646
State of New Jersey GO
5.00%, 06/01/15		315	341,161
Series L
5.25%, 07/15/15	(AMBAC)	295	322,376
Series M
5.50%, 07/15/15	(AMBAC)	125	137,234
Series N
5.50%, 07/15/15	(AMBAC)	105	115,276
Series Q
5.00%, 08/15/15		140	152,718

			2,420,719
NEW MEXICO — 1.31%
Albuquerque Municipal School District No. 12 GO
5.00%, 08/01/15		100	109,226
New Mexico Finance Authority RB Fuel Sales Tax Revenue
Series A
5.25%, 06/15/15	(NPFGC)	350	382,060

Security		Principal (000s)	Value

New Mexico Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 06/15/15	(NPFGC)	$150	$162,644
Santa Fe Public School District GO
3.00%, 08/01/15	(SAW)	100	104,945
State of New Mexico RB Miscellaneous Taxes
Series A
5.00%, 07/01/15		100	108,960

			867,835
NEW YORK — 9.50%
City of New York GO
Series A
4.00%, 08/01/15		115	123,027
Series A-1
5.00%, 08/01/15		710	774,283
Series B
4.00%, 08/01/15		100	106,980
Series D
5.00%, 08/01/15		100	109,054
Series E
3.00%, 08/01/15		150	157,357
4.00%, 08/01/15		150	160,470
5.00%, 08/01/15		530	577,986
Series F
5.00%, 08/01/15		85	92,696
Series G
5.00%, 08/01/15		185	201,750
Series I
5.00%, 08/01/15		100	109,054
Series J-1
4.00%, 08/01/15		100	106,980
5.00%, 08/01/15		100	109,054
Series O
5.00%, 06/01/15		100	108,411
Series P
3.60%, 08/01/15	(NPFGC)	100	106,150
Long Island Power Authority RB Electric Power & Light Revenues
Series A
0.00%, 06/01/15	(AGM)	100	98,239
New York City Municipal Water Finance Authority RB Water Revenue
Series BB
5.00%, 06/15/15		125	136,001
Series C
5.00%, 06/15/15		100	108,801
New York City Transitional Finance Authority RB Income Tax Revenue
Series S-1
4.00%, 07/15/15	(SAW)	105	112,355
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
5.00%, 07/15/15	(NPFGC-FGIC)	100	109,038
Series S-1A
5.00%, 07/15/15	(SAW)	150	163,557
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-1
5.00%, 08/01/15		375	409,916
New York State Dormitory Authority RB College & University Revenue
Series A
3.00%, 07/01/15		250	261,400
3.00%, 07/01/15	(GOI)	100	104,907
5.00%, 07/01/15	(NPFGC)	330	358,047
New York State Dormitory Authority RB Income Tax Revenue

18

Schedule of Investments   (Unaudited) (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

Series D
5.00%, 06/15/15		$150	$163,047
Series E
5.00%, 08/15/15		150	164,077
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/15		200	216,788
5.00%, 07/01/15	(NPFGC-FGIC)	180	195,298
Series A
5.00%, 08/01/15		100	109,223
New York State Environmental Facilities Corp. RB Water Revenue
5.50%, 06/15/15		75	82,178
Series A
5.00%, 06/15/15		130	141,175
Series C
5.00%, 06/15/15		310	336,648
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.00%, 08/15/15	(AGM)	155	169,417

			6,283,364
NORTH CAROLINA — 1.90%
City of Charlotte RB Port Airport & Marina Revenue Series B
5.00%, 07/01/15		350	378,794
City of Charlotte RB Water & Sewer Revenue Series A
5.50%, 07/01/15		165	181,360
County of Durham GO Series B
4.00%, 06/01/15		100	106,720
County of Mecklenburg GO Series A
4.00%, 08/01/15		125	134,060
State of North Carolina GO Series A
5.00%, 06/01/15		420	456,259

			1,257,193
OHIO — 2.24%
City of Columbus GO Series A
5.00%, 06/01/15		270	293,309
Ohio State University (The) RB College & University Revenue Series A
4.75%, 06/01/15		100	108,028
Ohio State Water Development Authority RB Water Revenue
5.00%, 06/01/23	(PR 06/01/15)	200	217,286
State of Ohio GO
Series C
2.50%, 08/01/15		175	181,874
5.00%, 08/01/15		220	240,055
State of Ohio RB Federal Grant Revenue Series 2007-1
5.00%, 06/15/15	(AGM)	50	54,316
State of Ohio RB Highway Revenue Tolls Series 2008-1
5.50%, 06/15/15		350	383,621

			1,478,489

Security		Principal (000s)	Value

OKLAHOMA — 1.11%
Grand River Dam Authority RB Electric Power & Light Revenues Series A
3.38%, 06/01/15	(BHAC)	$150	$157,791
Oklahoma Capital Improvement Authority RB Appropriations Series A
2.00%, 07/01/15		120	123,032
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue Series A
4.00%, 07/01/15		100	106,508
Oklahoma County Independent School District No. 89
3.70%, 07/01/15		100	105,726
State of Oklahoma GO Series A
4.00%, 07/15/15		100	107,040
Tulsa County Independent School District No. 5 Jenks GO
5.00%, 06/01/15		125	135,640

			735,737
OREGON — 1.33%
City of Portland RB Sewer Revenue Series A
5.00%, 06/01/15	(NPFGC)	350	379,533
City of Salem GOL
4.00%, 06/01/15		250	266,317
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/15	(AGM)	215	233,359

			879,209
PENNSYLVANIA — 2.37%
Bucks County GO
5.00%, 06/01/15		90	97,831
City of Philadelphia RB Water & Wastewater Revenue Series A
5.00%, 08/01/15	(AMBAC)	250	273,120
Commonwealth of Pennsylvania GO
First Series
5.00%, 07/01/15		210	228,684
Second Series
5.00%, 08/01/15		50	54,613
Third Series
5.25%, 07/01/15		250	273,487
County of York GO
5.00%, 06/01/15	(NPFGC)	100	108,277
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue Series A
4.00%, 07/01/15		115	123,009
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/15		125	135,558
Pennsylvania Turnpike Commission RB Highway Revenue Tolls Series C
4.75%, 06/01/15	(AGM)	150	161,320
Westmoreland County Municipal Authority RB Miscellaneous Revenue
5.25%, 08/15/27	(PR 08/15/15) (AGM)	100	110,043

			1,565,942

19

Schedule of Investments   (Unaudited) (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

PUERTO RICO — 2.13%
Commonwealth of Puerto Rico GO Series A
5.50%, 07/01/15	(NPFGC)	$175	$181,473
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Water Revenue Series A
5.00%, 07/01/15	(AGM)	150	154,181
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series RR
5.00%, 07/01/35	(PR 07/01/15) (FGIC)	180	196,128
Series SS
5.00%, 07/01/15	(NPFGC)	315	325,634
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls Series K
5.00%, 07/01/35	(PR 07/01/15)	145	158,083
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue Series C
5.50%, 07/01/15	(AMBAC)	375	389,539

			1,405,038
RHODE ISLAND — 0.26%
Rhode Island Economic Development Corp. SO Grant Anticipation Series A
5.00%, 06/15/15	(NPFGC-FGIC)	160	173,003

			173,003
SOUTH CAROLINA — 0.48%
State of South Carolina GO Series A
4.00%, 06/01/15		300	320,160

			320,160
SOUTH DAKOTA — 0.35%
South Dakota Conservancy District RB Water Revenue Series B
5.00%, 08/01/15		100	109,226
South Dakota State Building Authority RB Miscellaneous Revenue
5.00%, 06/01/15	(AGM)	115	124,442

			233,668
TENNESSEE — 0.36%
Metropolitan Government of Nashville & Davidson County GO Series A
4.00%, 07/01/15		125	133,758
Metropolitan Nashville Airport Authority RB Port Airport & Marina Revenue Series B
4.00%, 07/01/15	(AGM)	100	106,054

			239,812
TEXAS — 5.44%
Austin Independent School District GO
4.00%, 08/01/15		100	107,150
5.25%, 08/01/15	(PSF)	150	164,617
City of Bryan RB Electric Power & Light Revenues
5.00%, 07/01/15		75	81,233

Security		Principal (000s)	Value

City of Dallas GOL
5.00%, 08/15/15		$100	$109,447
City of El Paso GOL
5.00%, 08/15/15	(AGM)	125	136,465
City of Houston RB Port Airport & Marina Revenue Series B
5.00%, 07/01/15	(NPFGC-FGIC)	100	108,289
City of San Antonio GOL
5.00%, 08/01/15		165	180,223
County of Bexar GOL
5.00%, 06/15/15	(AGM)	250	271,475
County of Harris GOL Series C
4.00%, 08/15/15		200	214,396
Hurst-Euless-Bedford Independent School District GO
5.00%, 08/15/15	(PSF)	110	120,195
Keller Independent School District GO
5.50%, 08/15/15	(PSF)	100	110,437
Lewisville Independent School District GO
5.00%, 08/15/15	(NPFGC-FGIC)	150	163,801
Magnolia Independent School District GO
5.00%, 08/15/15	(PSF)	100	109,268
North East Independent School District GO
5.00%, 02/01/22	(PR 08/01/15) (PSF)	110	120,270
North Texas Municipal Water District RB Sewer Revenue
3.00%, 06/01/15		100	104,432
Pflugerville Independent School District GO
5.25%, 08/15/15	(PSF)	250	274,490
Round Rock Independent School District GO
5.00%, 08/01/15	(PSF)	100	109,226
State of Texas GO Series E
5.00%, 08/01/15		200	218,584
Texas Public Finance Authority RB Miscellaneous Revenue Series A
4.00%, 07/01/15		150	160,260
Texas Water Development Board RB Water Revenue
5.00%, 07/15/15		105	114,572
University of Texas System Board of Regents RB College & University Revenue
Series B
5.25%, 08/15/15		365	401,390
Series C
5.00%, 08/15/15		200	218,882

			3,599,102
UTAH — 2.23%
County of Salt Lake RB Sales Tax Revenue
5.00%, 08/01/15		100	109,248
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/15		100	108,604
Series B
5.00%, 07/01/15		200	217,208
State of Utah GO
Series A
5.00%, 07/01/15		300	327,069
Series B
4.00%, 07/01/15		525	561,892

20

Schedule of Investments   (Unaudited) (Continued)

iSHARES® 2015 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

Utah Transit Authority RB Sales Tax Revenue Series C
5.25%, 06/15/15	(AGM)	$140	$152,829

			1,476,850
VIRGINIA — 3.15%
City of Alexandria GO Series A
5.00%, 07/15/15		100	109,164
County of Arlington GO Series D
4.00%, 08/01/15		225	241,454
County of Henrico GO
5.00%, 07/15/15		100	109,164
County of Loudoun GO Series B
5.00%, 06/01/17	(PR 06/01/15)	500	543,320
Virginia Public Building Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/15		100	109,248
Series B
5.00%, 08/01/15		200	218,496
Series C
5.00%, 08/01/15		250	273,120
Virginia Public School Authority RB Miscellaneous Revenue
Series A
5.00%, 08/01/15		140	152,855
Series B
5.25%, 08/01/15		300	329,103

			2,085,924
WASHINGTON — 4.62%
City of Seattle GOL Series B
5.00%, 08/01/15		185	202,340
City of Seattle RB Water Revenue Series B
4.00%, 08/01/15		100	107,085
Energy Northwest RB Electric Power & Light Revenues
Series A
3.25%, 07/01/15		100	105,344
4.00%, 07/01/15		100	106,840
5.00%, 07/01/15		615	669,329
5.50%, 07/01/15		100	109,831
Series C
5.00%, 07/01/15		250	272,085
Port of Seattle GOL
5.00%, 06/01/15		160	173,792
Port of Seattle RB Port Airport & Marina Revenue Series A
5.00%, 08/01/15		100	108,698
State of Washington GO
0.00%, 06/01/15	(NPFGC-FGIC)	250	246,255
4.00%, 07/01/15		175	186,970
Series A
5.00%, 07/01/15		150	163,251
Series C
5.00%, 08/01/15		145	158,282
Series D
5.00%, 07/01/15		150	163,251

Security		Principal or shares (000s)	Value

Series F
4.50%, 07/01/15		$120	$129,404
Series R-2006A
5.00%, 07/01/15	(AMBAC)	140	152,368

			3,055,125
WEST VIRGINIA — 0.16%
State of West Virginia GO
5.00%, 06/01/15	(NPFGC-FGIC)	100	108,458

			108,458
WISCONSIN — 0.82%
State of Wisconsin RB Miscellaneous Revenue Series 1
5.00%, 07/01/15		260	282,311
State of Wisconsin RB Transit Revenue Series A
5.25%, 07/01/15	(AGM)	135	147,598
State of Wisconsin RB Water Revenue Series 4
5.00%, 06/01/15		100	108,559

			538,468

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $64,360,532)			65,059,058

SHORT-TERM INVESTMENTS — 0.19%

MONEY MARKET FUNDS — 0.19%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.02%[a,b]		124,883	124,883

			124,883

TOTAL SHORT-TERM INVESTMENTS
(Cost: $124,883)			124,883

TOTAL INVESTMENTS IN SECURITIES — 98.54%
(Cost: $64,485,415)			65,183,941
Other Assets, Less Liabilities — 1.46%			967,023

NET ASSETS — 100.00%			$66,150,964

COP — Certificates of Participation

ETM — Escrowed to Maturity

GO — General Obligation

GOI — General Obligation of the Issuer

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

PR — Prerefunded

PSF — Permanent School Fund

RB — Revenue Bond

SAW — State Aid Withholding

SO — Special Obligation

ST — Special Tax

Insured by:

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — Ambac Financial Group Inc.

BHAC — Berkshire Hathaway Assurance Corp.

FGIC — Financial Guaranty Insurance Co.

FSA — Financial Security Assurance Inc.

NPFGC — National Public Finance Guarantee Corp.

XLCA — XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

21

Schedule of Investments   (Unaudited)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.11%

ALASKA — 1.00%
Borough of North Slope GO Series A
5.00%, 06/30/16	(NPFGC)	$100	$111,658
Series B
4.00%, 06/30/16		150	163,061
City of Anchorage GO
Series A
5.00%, 08/01/16		100	112,428
Series D
5.00%, 08/01/16	(AMBAC)	100	112,428
State of Alaska GO Series A
4.00%, 08/01/16		100	109,612

			609,187
ARIZONA — 6.28%
Arizona State University Board of Regents RB University Revenue Series A
4.00%, 07/01/16	(AMBAC)	100	108,651
Arizona State University Energy Management LLC RB College & University Revenue
5.00%, 07/01/16		200	221,920
Arizona Transportation Board RB Federal Grant Revenue Series A
4.00%, 07/01/16		150	163,630
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/16		250	280,275
City of Mesa GO
3.88%, 07/01/16	(NPFGC-FGIC)	100	107,819
City of Mesa RB Multiple Utility Revenue
5.25%, 07/01/16	(NPFGC-FGIC)	90	100,952
5.25%, 07/01/16	(NPFGC-FGIC, ETM)	110	124,416
City of Phoenix GO
Series A
5.00%, 07/01/16		200	224,410
6.25%, 07/01/16		100	115,746
City of Scottsdale GOL
5.00%, 07/01/16		180	201,969
City of Tempe GO Series C
4.00%, 07/01/16		120	131,016
Maricopa County Community College District GO Series D
2.00%, 07/01/16		150	154,616
Maricopa County High School District No. 210 Phoenix GO
5.13%, 07/01/16	(NPFGC)	90	101,003
Maricopa County Unified School District No. 4 Mesa GO Series B
4.00%, 07/01/16	(NPFGC-FGIC)	100	108,637
Maricopa County Unified School District No. 41 Gilbert GO
3.25%, 07/01/16		100	106,345
Maricopa County Unified School District No. 48 Scottsdale GO Series B
4.75%, 07/01/25	(PR 07/01/16) (AGM)	125	139,529

Security		Principal (000s)	Value

Maricopa County Unified School District No. 80 Chandler GO
4.00%, 07/01/16		$50	$54,435
Phoenix Civic Improvement Corp. RB Excise Tax Revenue Series A
4.00%, 07/01/16		100	108,900
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue Series C
4.00%, 07/01/16		250	270,972
Phoenix Civic Improvement Corp. RB Water Revenue
5.50%, 07/01/16		200	226,862
Pima County GO
4.50%, 07/01/16	(NPFGC-FGIC)	100	110,190
Pima County RB Sewer Revenue
4.00%, 07/01/16	(AGM)	100	108,311
Scottsdale Municipal Property Corp. RB Sales Tax Revenue
5.00%, 07/01/21	(PR 07/01/16)	395	443,838
Town of Gilbert GO
5.00%, 07/01/16		100	112,047

			3,826,489
CALIFORNIA — 9.57%
Alameda County Unified School District GO Series A
0.00%, 08/01/16	(AGM)	185	175,441
California State Public Works Board RB Lease Abatement Series B
5.00%, 06/01/16	(NPFGC-FGIC)	100	111,535
Chabot-Las Positas Community College District GO Series C
0.00%, 08/01/16	(AMBAC)	200	190,064
Coast Community College District GO Series B
4.75%, 08/01/16	(AGM)	100	111,590
Desert Sands Unified School District GO
5.00%, 08/01/16		100	112,252
East Bay Municipal Utility District RB Sewer Revenue Series A
4.00%, 06/01/16		100	109,085
East Bay Municipal Utility District RB Water Revenue Series B
5.00%, 06/01/16	(NPFGC-FGIC)	60	67,224
Eastern Municipal Water District COP Water Revenue Series A
5.00%, 07/01/16	(NPFGC)	100	111,494
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
2.50%, 07/01/16		105	110,264
Series A
5.00%, 07/01/16		290	326,041
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
4.00%, 07/01/16		200	218,548
5.00%, 07/01/16		300	336,711
Los Angeles Unified School District GO
5.75%, 07/01/16	(NPFGC)	100	114,315
Series B
5.00%, 07/01/16	(AGM)	200	224,190
Series E
5.00%, 07/01/16	(AGM)	200	224,190
Series G
5.00%, 07/01/16	(AMBAC)	120	134,514
Series KY
5.00%, 07/01/16		210	235,400

22

Schedule of Investments   (Unaudited) (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

M-S-R Public Power Agency RB Electric Power & Light Revenues
Series L
5.00%, 07/01/16	(AGM)	$130	$144,942
Metropolitan Water District of Southern California RB Water Revenue
Series B
4.00%, 07/01/16		100	109,430
Northern California Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/16		100	111,526
Orange County Public Financing Authority RB Lease Abatement
5.00%, 06/01/16	(NPFGC)	100	110,770
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
5.00%, 08/15/16	(AGM)	130	145,843
Sacramento Municipal Utility District RB Water Revenue
4.00%, 07/01/16	(NPFGC)	100	106,764
San Diego Community College District GO
4.00%, 08/01/16		100	109,921
San Diego Public Facilities Financing Authority RB Water Revenue
Series A
5.00%, 08/01/16		125	140,519
San Diego Unified School District GO
Series A
0.00%, 07/01/16	(NPFGC-FGIC)	100	95,463
San Ramon Valley Unified School District GO
4.50%, 08/01/16	(NPFGC)	100	111,349
Series A
0.00%, 07/01/16	(NPFGC-FGIC)	100	95,820
Southern California Public Power Authority RB Electric Power & Light Revenues
5.00%, 07/01/16		100	111,810
Series 2010-1
5.00%, 07/01/16		100	111,873
Series A
5.00%, 07/01/16		225	251,573
State of California GO
4.13%, 06/01/16	(XLCA)	125	136,030
5.00%, 08/01/16		465	520,098
Series A
4.00%, 07/01/16		320	348,582
5.00%, 07/01/16		140	156,556

			5,831,727
COLORADO — 1.23%
City & County of Denver GO
5.00%, 08/01/16		130	146,454
Series A
5.00%, 08/01/16		100	112,657
Colorado Department of Transportation RB Federal Grant Revenue
Series B
5.50%, 06/15/16	(NPFGC)	200	226,696
Regional Transportation District COP Lease Renewal
Series A
5.00%, 06/01/16		100	110,833
University of Colorado Regents RB College & University Revenue
Series A-1
1.50%, 06/01/16		150	152,076

			748,716

Security		Principal (000s)	Value

CONNECTICUT — 0.82%
City of Norwalk GO
Series B
5.00%, 07/01/16		$100	$112,364
State of Connecticut GO
Series C
5.00%, 06/01/16		250	279,328
Town of Stratford GO
4.00%, 08/01/16		100	108,684

			500,376
DELAWARE — 0.77%
County of New Castle GO
Series A
5.00%, 07/15/16		100	112,566
Delaware Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/16		125	140,216
State of Delaware GO
5.00%, 07/01/16		100	112,428
Series B
3.00%, 07/01/16		100	106,496

			471,706
DISTRICT OF COLUMBIA — 0.68%
District of Columbia GO
Series B
5.25%, 06/01/16	(AGM)	170	190,590
Series F
5.00%, 06/01/16	(BHAC)	50	55,897
Washington Metropolitan Area Transit Authority RB Transit Revenue
Series A
5.00%, 07/01/16		150	167,194

			413,681
FLORIDA — 5.76%
County of Miami-Dade GO
Series B
5.00%, 07/01/16		150	167,195
County of Miami-Dade RB Miscellaneous Revenue
5.00%, 08/01/16	(NPFGC-FGIC)	100	111,122
Florida Hurricane Catastrophe Fund Finance Corp. RB Miscellaneous Revenue
Series A
3.75%, 07/01/16		150	160,649
5.00%, 07/01/16		700	775,411
Florida State Board of Education GO
Series B
5.00%, 06/01/16		100	111,814
Series D
5.25%, 06/01/16		215	241,948
Florida State Board of Education RB Lottery Revenue
Series A
5.00%, 07/01/16		100	111,747
Florida State Board of Education RB Miscellaneous Revenue
Series B
5.00%, 07/01/16		200	223,494
5.00%, 07/01/16	(NPFGC)	150	167,620
Series C
5.00%, 07/01/16		100	111,747

23

Schedule of Investments   (Unaudited) (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

Florida State Department of Environmental Protection RB Miscellaneous Taxes Series A
5.00%, 07/01/16	(AGM)	$75	$83,550
Florida State Department of Environmental Protection RB Sales Tax Revenue
Series A
5.00%, 07/01/16	(AMBAC)	110	122,540
5.00%, 07/01/16	(NPFGC)	100	111,400
Series B
5.00%, 07/01/16	(NPFGC)	115	128,110
Florida State Department of Transportation RB Highway Revenue Tolls Series A
5.00%, 07/01/16		100	111,951
Miami-Dade County Expressway Authority RB Highway Revenue Tolls Series A
3.00%, 07/01/16	(AGM)	100	105,288
Miami-Dade County Transit System RB Sales Surtax Revenue
4.00%, 07/01/16		200	216,964
State of Florida GO
5.00%, 07/01/16		250	280,275
Series C
5.00%, 06/01/16		150	167,721

			3,510,546

GEORGIA — 3.08%
Catoosa County School District GO
4.00%, 08/01/16	(SAW)	100	109,451
Chatham County School District GO
5.25%, 08/01/16	(AGM)	190	214,996
Cherokee County Board of Education GO Series A
4.25%, 08/01/16	(NPFGC-FGIC)	150	164,931
Georgia State Road & Tollway Authority RB Highway Revenue Tolls
5.00%, 06/01/16	(NPFGC)	365	406,548
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/16	(NPFGC-FGIC)	125	139,781
Series A
5.00%, 07/01/16	(AMBAC)	130	145,373
State of Georgia GO
Series B
5.00%, 07/01/16		150	168,546
5.75%, 08/01/16		110	126,435
Series E
5.00%, 08/01/16		250	281,643
Series E-1
4.00%, 07/01/16		110	120,339

			1,878,043

HAWAII — 1.25%
City & County of Honolulu GO
Series A
5.25%, 07/01/16	(AGM)	90	101,565
Series B
2.00%, 08/01/16		100	103,273
City & County of Honolulu RB Wastewater Revenue
Series A
4.25%, 07/01/16	(NPFGC)	100	109,545
5.00%, 07/01/16	(NPFGC)	100	111,762
County of Hawaii GO Series A
5.00%, 07/15/16	(AGC)	100	111,889

Security		Principal (000s)	Value

State of Hawaii GO Series DN
5.00%, 08/01/16		$200	$224,792

			762,826

IDAHO — 0.23%
Ada & Boise Counties Independent School District Boise City GO
5.00%, 08/01/16	(NPFGC)	125	140,535

			140,535

ILLINOIS — 6.40%
Chicago Transit Authority RB Transit Revenue
5.00%, 06/01/16	(AGM)	100	109,049
Illinois Finance Authority RB College & University Revenue Series B
5.00%, 07/01/16		130	145,743
Illinois State Toll Highway Authority RB Highway Revenue Tolls
Series A-1
5.00%, 01/01/26	(PR 07/01/16) (AGM)	265	297,428
Series A-2
5.00%, 01/01/27	(PR 07/01/16)	100	112,237
5.00%, 01/01/28	(PR 07/01/16) (AGM)	450	505,067
5.00%, 01/01/31	(PR 07/01/16) (AGM)	1,015	1,139,206
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
Series A
0.00%, 06/15/16	(NPFGC-FGIC)	140	133,092
5.50%, 06/15/16	(FGIC, ETM)	100	113,063
Regional Transportation Authority RB Sales Tax Revenue
5.75%, 06/01/16	(AGM)	120	135,872
Series A
5.75%, 07/01/16	(NPFGC)	65	73,806
State of Illinois GO
5.00%, 08/01/16		270	296,420
Series A
5.00%, 06/01/16		160	175,075
State of Illinois RB Federal Grant Revenue Series A
5.00%, 06/15/16		200	223,576
State of Illinois RB Sales Tax Revenue
4.00%, 06/15/16		100	108,567
5.00%, 06/15/16		200	222,954
5.00%, 06/15/16	(NPFGC)	100	111,539

			3,902,694

INDIANA — 0.36%
Indiana University RB College & University Revenue Series S
3.50%, 08/01/16		100	107,866
Indianapolis Local Public Improvement Bond Bank RB Miscellaneous Revenue Series A
5.50%, 07/01/16	(NPFGC)	100	112,558

			220,424

24

Schedule of Investments   (Unaudited) (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

IOWA — 0.36%
Iowa City Community School District GO Series B
3.00%, 06/01/16		$100	$106,053
Iowa Finance Authority RB Miscellaneous Revenue
5.00%, 08/01/16		100	112,168

			218,221
KENTUCKY — 0.36%
Kentucky State Property & Buildings Commission RB General Fund Series A
3.50%, 08/01/16		100	106,592
Kentucky Turnpike Authority RB Lease Renewal Series A
5.00%, 07/01/16		100	112,015

			218,607
LOUISIANA — 0.36%
Louisiana State Citizens Property Insurance Corp. RB Miscellaneous Revenue Series B
5.00%, 06/01/16		100	109,139
State of Louisiana GO Series A
5.00%, 08/01/16		100	112,461

			221,600
MARYLAND — 3.30%
County of Frederick GO Series B
4.00%, 08/01/16		125	136,694
County of Howard GO Series B
5.00%, 08/15/16		215	242,436
County of Montgomery GO Series A
5.00%, 07/01/16		125	140,455
Maryland State Transportation Authority RB Highway Revenue Tolls
4.00%, 07/01/16	(AGM)	150	163,865
Maryland State Transportation Authority RB Transit Revenue Series A
5.00%, 07/01/16		200	224,410
State of Maryland GO Second Series
5.00%, 08/01/16		665	749,169
Second Series E
5.00%, 08/01/16		125	140,821
Series A
2.00%, 08/01/16		100	103,521
Washington Suburban Sanitary District GO
5.00%, 06/01/16		100	112,071

			2,013,442
MASSACHUSETTS — 6.64%
Commonwealth of Massachusetts GO Series D
4.75%, 08/01/25	(PR 08/01/16)	500	559,750
5.00%, 08/01/21	(PR 08/01/16)	185	208,515
5.00%, 08/01/22	(PR 08/01/16)	110	123,982

Security		Principal (000s)	Value

Commonwealth of Massachusetts GOL Series A
5.00%, 08/01/16		$605	$679,832
Series D
5.00%, 08/01/16		175	196,646
Commonwealth of Massachusetts RB Fuel Sales Tax Revenue Series A
5.50%, 06/01/16		100	113,192
Massachusetts Bay Transportation Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/16		320	359,565
Massachusetts Bay Transportation Authority RB Sales Tax Revenue Series C
5.25%, 07/01/16		290	328,005
5.50%, 07/01/16		205	233,386
Massachusetts Health & Educational Facilities Authority RB College & University Revenue Series O
5.00%, 07/01/16		200	224,728
Massachusetts Port Authority RB Port Airport & Marina Revenue Series D
5.50%, 07/01/16	(AGM)	165	185,381
Massachusetts School Building Authority RB Sales Tax Revenue Series A
4.00%, 08/15/16	(AMBAC)	95	104,040
Massachusetts Water Pollution Abatement Trust RB Federal Grant Revenue Series A
5.00%, 08/01/16		100	112,592
Massachusetts Water Pollution Abatement Trust RB Water Revenue Series 12
4.00%, 08/01/16		280	306,734
Massachusetts Water Resources Authority RB Water Revenue Series B
5.50%, 08/01/16	(AGM)	100	114,235
Series J
5.25%, 08/01/16	(AGM)	175	198,137

			4,048,720
MICHIGAN — 0.28%
Michigan Finance Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/16		150	168,546

			168,546
MINNESOTA — 1.71%
State of Minnesota GO
5.00%, 06/01/16		220	246,556
Series A
5.00%, 08/01/16		250	281,643
Series D
5.00%, 08/01/16		220	247,845
Series F
4.00%, 08/01/16		245	268,549

			1,044,593
MISSISSIPPI — 0.18%
Mississippi Development Bank RB Miscellaneous Revenue Series A
5.00%, 07/01/16	(AMBAC)	100	109,392

			109,392

25

Schedule of Investments   (Unaudited) (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

MISSOURI — 0.18%
City of Springfield RB Electric Power & Light Revenues
5.00%, 08/01/16	(NPFGC-FGIC)	$100	$111,908

			111,908
NEBRASKA — 0.50%
Omaha Metropolitan Utilities District RB Water Revenue Series B
4.00%, 06/01/16	(NPFGC)	100	108,218
University of Nebraska Facilities Corp. RB College & University Revenue
5.00%, 07/15/16	(AMBAC)	175	196,371

			304,589
NEVADA — 2.05%
Clark County RB Fuel Sales Tax Revenue
5.00%, 07/01/16	(AMBAC)	200	223,052
Clark County RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/16		110	122,056
Series D
5.00%, 07/01/16		100	111,368
Series F
5.00%, 07/01/16		150	166,440
Clark County School District GOL
Series B
4.50%, 06/15/16	(AMBAC)	100	109,714
Series C
5.00%, 06/15/16		115	127,842
Clark County Water Reclamation District GOL Series A
5.00%, 07/01/16		150	167,358
State of Nevada GOL
5.00%, 06/01/16		200	223,378

			1,251,208
NEW HAMPSHIRE — 0.54%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue Series A
5.00%, 08/15/16		100	112,035
State of New Hampshire GO
Series A
3.00%, 07/01/16		100	106,311
Series B
4.00%, 06/01/16		100	109,065

			327,411
NEW JERSEY — 2.01%
New Jersey Educational Facilities Authority RB College & University Revenue
Series D
5.00%, 07/01/16	(AGM)	100	110,072
Series E
5.00%, 07/01/16		100	112,364
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls
Series A
5.75%, 06/15/16		95	107,679
5.75%, 06/15/16	(ETM)	5	5,726

Security		Principal (000s)	Value

New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue Series B
5.00%, 06/15/16		$50	$55,615
State of New Jersey GO
5.00%, 06/01/16		370	412,794
Series L
5.25%, 07/15/16	(AMBAC)	100	112,717
Series M
5.50%, 07/15/16	(AMBAC)	125	141,831
Series Q
4.00%, 08/15/16		150	163,746

			1,222,544
NEW MEXICO — 1.01%
Albuquerque Bernalillo County Water Utility Authority RB Water Revenue Series A
5.25%, 07/01/16	(AMBAC)	100	112,946
Albuquerque Municipal School District No. 12 GO Series B
5.00%, 08/01/16	(SAW)	150	168,741
City of Albuquerque GO Series A
3.00%, 07/01/16		100	106,188
City of Albuquerque RB Miscellaneous Taxes Series B
5.00%, 07/01/16		200	224,600

			612,475
NEW YORK — 10.73%
City of New York GO
Series A
3.00%, 08/01/16		220	233,677
Series A-1
4.00%, 08/15/16		100	109,357
5.00%, 08/01/16		125	140,370
Series B
4.00%, 08/01/16		630	688,319
5.00%, 08/01/16		125	140,370
Series C
5.00%, 08/01/16		175	196,518
Series E
5.00%, 08/01/16		500	561,480
Series F
5.00%, 08/01/16		150	168,444
Series G
5.00%, 08/01/16		100	112,296
5.25%, 08/01/16		125	141,320
Series I
5.00%, 08/01/16		100	112,296
Series J-1
5.00%, 08/01/16		440	494,102
Metropolitan Transportation Authority RB Miscellaneous Revenue Series A
5.75%, 07/01/16	(SAP)	95	107,750
New York City Municipal Water Finance Authority RB Water Revenue
Series AA
5.00%, 06/15/16		200	224,538
Series EE
5.00%, 06/15/16		100	112,269
Series FF
5.00%, 06/15/16		175	196,471

26

Schedule of Investments   (Unaudited) (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

Series GG
5.00%, 06/15/16		$100	$112,269
New York City Transitional Finance Authority RB Income Tax Revenue
Series C-1
3.00%, 08/01/16		200	212,630
4.00%, 08/01/16		100	109,355
Series S-1
5.00%, 07/15/16	(SAW)	100	112,245
New York City Transitional Finance Authority RB Miscellaneous Revenue Series S-1
5.00%, 07/15/16	(SAW)	250	280,613
New York State Dormitory Authority RB College & University Revenue
5.00%, 07/01/16		525	586,341
Series A
4.00%, 07/01/16		100	108,823
5.00%, 07/01/16		75	83,585
Series B
5.00%, 07/01/16		225	252,819
New York State Dormitory Authority RB Income Tax Revenue
Series D
4.00%, 06/15/16		125	136,105
5.00%, 06/15/16		100	111,893
New York State Dormitory Authority RB Miscellaneous Revenue
5.00%, 07/01/16	(SAP)	100	112,269
New York State Environmental Facilities Corp. RB Water Revenue Series C
4.00%, 06/15/16		150	163,557
New York State Environmental Facilities Corp. RB Water Revenue
Series A
5.00%, 06/15/16		175	195,923
5.50%, 06/15/16		100	113,415
Smithtown Central School District GO
4.00%, 08/01/16	(SAW)	100	109,195

			6,540,614
NORTH CAROLINA — 1.78%
Cape Fear Public Utility Authority RB Water Revenue
5.00%, 08/01/16		200	224,856
City of Charlotte GO
5.00%, 08/01/16		170	191,517
City of Charlotte RB Water & Sewer Revenue Series A
5.00%, 07/01/16		100	112,237
County of Forsyth GO
3.50%, 08/01/16		100	108,089
County of Mecklenburg GO Series A
5.00%, 08/01/16		100	112,657
State of North Carolina GO
Series A
5.00%, 06/01/20	(PR 06/01/16)	100	111,870
5.25%, 06/01/16		100	112,792
Series B
5.00%, 06/01/16		100	112,071

			1,086,089
OHIO — 2.17%
City of Columbus GO Series A
4.00%, 07/01/16		100	109,399

Security		Principal (000s)	Value

Ohio State Water Development Authority RB Water Revenue Series A
5.00%, 06/01/16		$250	$279,765
State of Ohio GO
5.00%, 08/01/16		200	224,662
Series A
5.00%, 06/15/16		125	139,862
5.00%, 06/15/18	(PR 06/15/16)	185	207,396
Series C
5.00%, 08/01/16		125	140,414
State of Ohio RB Highway Revenue Tolls Series 2008-1
5.00%, 06/15/16		200	222,918

			1,324,416
OKLAHOMA — 0.46%
Grand River Dam Authority RB Electric Power & Light Revenues
Series A
4.00%, 06/01/16	(BHAC)	100	108,600
5.00%, 06/01/16	(BHAC)	55	61,311
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue Series A
4.00%, 07/01/16		100	108,620

			278,531
OREGON — 0.85%
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/16	(AGM, GTD)	100	112,109
State of Oregon GO Series A
4.00%, 08/01/16		165	180,436
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/16	(AGM)	200	223,752

			516,297
PENNSYLVANIA — 3.49%
City of Philadelphia GO
5.00%, 08/01/16	(CIFG)	100	108,533
City of Philadelphia RB Water & Wastewater Revenue Series A
5.00%, 06/15/16		140	155,937
Commonwealth of Pennsylvania GO
Second Series
5.00%, 07/01/16		100	112,205
Third Series
5.38%, 07/01/16	(NPFGC)	570	645,901
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue
Series A
4.00%, 07/01/16		425	464,283
5.00%, 07/01/16		75	84,154
Pennsylvania Intergovernmental Cooperation Authority RB Special Tax Revenue
5.00%, 06/15/16		200	222,918
Pennsylvania State University RB College & University Revenue
5.25%, 08/15/16		100	113,199
Pennsylvania Turnpike Commission RB Highway Revenue Tolls Series C
5.00%, 06/01/16	(AGM)	200	222,334

			2,129,464

27

Schedule of Investments   (Unaudited) (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

PUERTO RICO — 2.59%
Commonwealth of Puerto Rico GO
0.00%, 07/01/16		$100	$87,009
6.00%, 07/01/16	(NPFGC)	185	195,417
Series A
5.50%, 07/01/16	(NPFGC)	250	260,567
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series LL
5.50%, 07/01/16	(NPFGC)	320	336,397
Series ZZ
4.00%, 07/01/16		100	100,748
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series AA
5.50%, 07/01/16	(ETM)	100	113,911
Series CC
5.00%, 07/01/16		100	103,915
Puerto Rico Municipal Finance Agency GO
Series B
5.25%, 07/01/16	(CIFG)	100	107,516
Puerto Rico Public Buildings Authority RB Lease Non-Terminable
Series H
5.50%, 07/01/16	(AMBAC)	260	271,066

			1,576,546
RHODE ISLAND — 0.56%
Rhode Island Economic Development Corp. SO Grant Anticipation
5.00%, 06/15/16	(NPFGC-FGIC)	125	138,920
State of Rhode Island GO
Series A
5.00%, 08/01/16	(AMBAC)	180	201,190

			340,110
SOUTH CAROLINA — 0.34%
State of South Carolina GO
Series A
4.00%, 06/01/16		190	207,453

			207,453
SOUTH DAKOTA — 0.18%
Sioux Falls School District No. 49-5 GO
Series B
5.00%, 07/01/16		100	111,730

			111,730
TENNESSEE — 1.05%
Metropolitan Government of Nashville & Davidson County GO
Series B
4.00%, 08/01/16		125	137,015
5.00%, 08/01/21	(PR 08/01/16)	200	224,834
Series D
5.00%, 07/01/16		100	112,364
Metropolitan Government of Nashville & Davidson County RB Water & Sewer Revenue
Series A
5.00%, 07/01/16		150	167,690

			641,903

Security		Principal (000s)	Value

TEXAS — 6.14%
Alamo Community College District GOL
5.63%, 08/15/16	(NPFGC-FGIC)	$100	$114,219
Austin Independent School District GO
Series A
4.00%, 08/01/16	(NPFGC)	100	109,451
City of Corpus Christi RB Multiple Utility Revenue
5.00%, 07/15/16	(AGM)	85	94,874
City of El Paso GOL
Series A
5.00%, 08/15/16		150	167,991
City of Irving RB Waterworks & Sewer Revenue
5.00%, 08/15/16		115	129,333
County of Bexar GOL
4.00%, 06/15/16		100	109,040
County of Harris RB Highway Revenue Tolls
Series A
5.00%, 08/15/16	(NPFGC)	200	224,464
Denton Independent School District GO
5.00%, 08/15/16	(PSF)	200	225,272
Fort Bend Independent School District GO
5.00%, 08/15/16	(PSF)	220	247,799
Frisco Independent School District GO
Series A
5.25%, 08/15/16	(PSF)	100	113,406
Leander Independent School District GO
5.00%, 08/15/16	(PSF)	100	112,529
Lewisville Independent School District GO
5.00%, 08/15/16	(PSF)	245	275,958
Magnolia Independent School District GO
5.00%, 08/15/16	(PSF)	100	112,529
North East Independent School District GO
5.00%, 08/01/16	(PSF)	140	157,499
Series A
5.00%, 08/01/16	(PSF)	100	112,499
Northside Independent School District GO
Series A
5.25%, 08/15/16	(PSF)	100	113,406
Round Rock Independent School District GO
5.00%, 08/01/16		200	224,998
State of Texas GO
Series B
5.00%, 08/01/16		100	112,592
Series C
4.00%, 08/01/16		100	109,548
Series E
5.00%, 08/01/16		100	112,592
Texas Water Development Board RB Water Revenue
Series A
5.00%, 07/15/16		100	112,437
University of Texas System Board of Regents RB College & University Revenue
Series A
5.00%, 08/15/16		200	225,322
Series B
4.25%, 08/15/16		100	110,351
Series C
5.00%, 08/15/16		280	315,451

			3,743,560

28

Schedule of Investments   (Unaudited) (Continued)

iSHARES® 2016 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

UTAH — 2.52%
County of Salt Lake RB Sales Tax Revenue
Series A
5.00%, 08/15/16		$100	$112,397
Intermountain Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/16		100	111,778
5.00%, 07/01/16	(AMBAC)	100	111,778
Metropolitan Water District of Salt Lake & Sandy RB Water Revenue
Series A
4.00%, 07/01/16		110	119,926
Ogden City School District GO
5.00%, 06/15/16	(GTD)	100	111,765
State of Utah GO
Series A
2.00%, 07/01/16		120	124,199
5.00%, 07/01/16		750	842,970

			1,534,813
VIRGINIA — 2.17%
Commonwealth of Virginia GO
Series B
4.00%, 06/01/16		100	109,217
County of Arlington GO
Series C
4.00%, 08/15/16		200	219,618
Virginia Beach Development Authority RB Miscellaneous Revenue
Series A
5.00%, 07/15/16		100	111,827
Virginia Public Building Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/16		100	112,428
5.00%, 08/01/16	(SAP)	150	168,642
Virginia Public School Authority RB Miscellaneous Revenue
Series A
3.00%, 08/01/16		100	106,188
5.00%, 08/01/16		200	224,856
Series C
5.00%, 08/01/16	(SAW)	240	269,827

			1,322,603
WASHINGTON — 5.29%
Clark County School District No. 114 Evergreen GO
Series B
2.00%, 06/01/16	(GTD)	100	103,026
Energy Northwest RB Electric Power & Light Revenues
Series A
5.25%, 07/01/16		625	705,312
5.25%, 07/01/16	(NPFGC)	130	146,705
Series B
7.13%, 07/01/16		350	413,259
Series C
5.00%, 07/01/16		135	151,349
Series D
5.00%, 07/01/16		275	308,302
Port of Seattle RB Port Airport & Marina Revenue
Series A
4.00%, 08/01/16		100	108,692
Spokane County School District No. 81 Spokane GO
4.00%, 06/01/16		100	108,600

Security		Principal or Shares (000s)	Value

State of Washington GO
5.00%, 07/01/16	(AGM)	$250	$280,275
Series 2010B
5.00%, 08/01/16		400	449,584
Series A
5.00%, 07/01/16		300	336,330
Series R-2011C
5.00%, 07/01/16		100	112,110

			3,223,544
WISCONSIN — 0.88%
State of Wisconsin RB Sewer Revenue
Series 2
5.00%, 06/01/16		100	111,906
State of Wisconsin RB Transit Revenue
Series A
5.25%, 07/01/16	(AGM)	275	310,076
State of Wisconsin RB Water Revenue
Series 2
5.00%, 06/01/16		100	111,906

			533,888

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $59,136,911)			59,801,767

SHORT-TERM INVESTMENTS — 0.27%

MONEY MARKET FUNDS — 0.27%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.02%[a,b]		162,689	162,689

			162,689

TOTAL SHORT-TERM INVESTMENTS
(Cost: $162,689)			162,689

TOTAL INVESTMENTS IN SECURITIES — 98.38%
(Cost: $59,299,600)			59,964,456
Other Assets, Less Liabilities — 1.62%			990,132

NET ASSETS — 100.00%			$60,954,588

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

SO  —  Special Obligation

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Financial Group Inc.

BHAC  —  Berkshire Hathaway Assurance Corp.

CIFG  —  CDC IXIS Financial Guaranty

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

XLCA  —  XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

29

Schedule of Investments   (Unaudited)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.33%

ALABAMA — 0.20%
Alabama Water Pollution Control Authority RB Sewer Revenue Series B
2.50%, 08/15/17		$150	$154,596

			154,596
ALASKA — 0.80%
Borough of North Slope GO
Series A
4.00%, 06/30/17		125	137,443
5.00%, 06/30/17	(NPFGC)	215	245,461
City of Anchorage GO Series A
4.25%, 08/01/17		100	112,061
State of Alaska GO Series A
5.00%, 08/01/17		100	115,547

			610,512
ARIZONA — 5.93%
Arizona Transportation Board RB Miscellaneous Taxes
5.00%, 07/01/17		125	143,194
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/17		355	406,670
City of Chandler GO
3.00%, 07/01/17		100	107,066
City of Glendale GOL
4.00%, 07/01/17		100	109,345
City of Glendale RB Sales Tax Revenue
5.00%, 07/01/17	(NPFGC)	100	112,881
City of Glendale RB Sewer Revenue
5.00%, 07/01/17	(NPFGC)	100	113,798
City of Mesa RB Fuel Sales Tax Revenue
5.00%, 07/01/17		100	113,089
City of Mesa RB Multiple Utility Revenue
4.00%, 07/01/17	(AGM)	100	110,123
5.25%, 07/01/17	(NPFGC-FGIC)	140	161,629
City of Phoenix GO Series A
5.00%, 07/01/17		215	247,020
City of Scottsdale RB Water & Sewer Revenue
5.00%, 07/01/17		100	114,872
City of Tempe GO Series C
5.00%, 07/01/17		250	287,020
City of Tempe RB Sales Tax Revenue
5.00%, 07/01/17		215	245,930
Maricopa County Community College District GO
4.00%, 07/01/17		200	221,318
Series C
5.00%, 07/01/17		100	114,555
Maricopa County Unified School District No. 11 Peoria GO
3.00%, 07/01/17		100	106,278

Security		Principal (000s)	Value

Maricopa County Unified School District No. 210 Phoenix GO
5.00%, 07/01/17	(NPFGC)	$280	$320,636
Maricopa County Unified School District No. 4 Mesa GO Series C
4.00%, 07/01/17		125	137,705
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue Series C
5.00%, 07/01/17		155	176,517
Phoenix Civic Improvement Corp. RB Sales Tax Revenue
5.00%, 07/01/17		100	114,428
Phoenix Civic Improvement Corp. RB Water Revenue
5.50%, 07/01/17		200	232,836
Series B
5.00%, 07/01/17		225	257,654
Pima County GO
4.00%, 07/01/17	(AGM)	100	109,958
Pima County RB Sewer Revenue
4.50%, 07/01/17	(AGM)	100	111,610
5.00%, 07/01/17	(AGM)	100	113,339
Regional Public Transportation Authority RB Sales Tax Revenue Series A
5.00%, 07/01/17		100	113,172
Town of Gilbert GO
5.00%, 07/01/17		100	114,682

			4,517,325
CALIFORNIA — 12.31%
Berkeley Unified School District GO
4.00%, 08/01/17		150	166,029
California State Public Works Board RB Lease Abatement Series C
5.00%, 06/01/17		250	283,770
City of Los Angeles RB Wastewater System Revenue Series A
4.00%, 06/01/17		225	248,620
City of Pasadena RB Electric Power & Light Revenues Series A
3.00%, 06/01/17		100	106,482
County of Sacramento RB Port Airport & Marina Revenue Series D
3.75%, 07/01/17	(AGM)	380	408,538
East Side Union High School District GO Series B
4.00%, 08/01/17	(AGM)	200	220,602
Escondido Union School District GO Series B
5.00%, 08/01/17	(NPFGC-FGIC)	160	180,845
Evergreen Elementary School District GO Series A
6.00%, 08/01/17	(AGM)	100	118,321
Long Beach Unified School District GO Series A
5.00%, 08/01/17		110	126,265
Los Angeles Convention & Exhibition Center Authority RB Lease Abatement Series A
5.00%, 08/15/17		75	82,812
Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue Series A
5.00%, 07/01/17		200	230,636
Series B
5.00%, 07/01/17		405	465,661

30

Schedule of Investments   (Unaudited) (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
4.13%, 07/01/17		$225	$250,918
5.00%, 07/01/17		385	442,500
Los Angeles Unified School District GO
Series A-1
4.00%, 07/01/17		175	193,219
5.50%, 07/01/17	(FGIC)	135	157,625
Series I
5.00%, 07/01/17		100	114,808
Series KRY
4.00%, 07/01/17		100	110,411
5.00%, 07/01/17		145	166,472
Series KY
5.00%, 07/01/17		320	367,385
M-S-R Public Power Agency RB Electric Power & Light Revenues Series L
5.00%, 07/01/17	(AGM)	100	113,966
Metropolitan Water District of Southern California RB Water Revenue Series C
4.00%, 07/01/17		100	110,990
Northern California Power Agency RB Electric Power & Light Revenues Series A
3.00%, 06/01/17		100	106,958
Orange County Public Financing Authority RB Lease Abatement
5.00%, 06/01/17	(NPFGC)	225	254,641
Sacramento Municipal Utility District RB Electric Power & Light Revenues
Series U
3.63%, 08/15/17	(AGM)	220	239,895
5.00%, 08/15/17	(AGM)	200	229,094
San Diego County Regional Airport Authority RB Port Airport & Marina Revenue Series A
5.00%, 07/01/17		175	199,001
San Diego Public Facilities Financing Authority RB Water Revenue Series A
5.00%, 08/01/17		225	258,948
San Diego Unified School District GO Series D-1
5.50%, 07/01/17		200	231,648
San Francisco Bay Area Rapid Transit District RB Sales Tax Revenue Series A
4.00%, 07/01/17		100	110,824
San Francisco Unified School District GO Series A
5.00%, 06/15/17		100	114,721
San Mateo County Transportation Authority RB Sales Tax Revenue Series A
5.25%, 06/01/17	(NPFGC)	130	148,733
Santa Clara Unified School District GO
5.00%, 07/01/17		200	230,040
Santa Monica Community College District GO
5.00%, 08/01/17		245	282,392
Santa Monica-Malibu Unified School District GO
5.25%, 08/01/17		100	116,257
Southern California Public Power Authority RB Electric Power & Light Revenues
5.00%, 07/01/17		230	263,001
Series A
5.00%, 07/01/17		200	228,774
Southwestern Community College District GO Series B
5.25%, 08/01/17	(NPFGC-FGIC)	120	138,624
State of California GO
4.20%, 06/01/17	(XLCA)	100	111,145
5.00%, 06/01/17	(XLCA)	345	393,814

Security		Principal (000s)	Value

Series A
4.25%, 07/01/17		$100	$111,612
5.00%, 07/01/17		725	830,067
West Contra Costa Unified School District GO
5.00%, 08/01/17	(AGM)	100	114,135

			9,381,199

COLORADO — 0.82%
Boulder County RB Sales Tax Revenue
5.00%, 07/15/17		50	57,438
City & County of Denver GO Series A
5.00%, 08/01/17		200	231,094
Regional Transportation District COP Lease Renewal Series A
5.00%, 06/01/17		100	112,756
University of Colorado Regents RB College & University Revenue
Series B
4.00%, 06/01/17		100	110,215
5.00%, 06/01/17		100	114,275

			625,778

CONNECTICUT — 1.38%
City of Danbury GO Series B
5.00%, 07/01/17		265	304,636
City of Hartford GO Series A
5.25%, 08/15/17	(ETM) (AMBAC)	100	116,004
State of Connecticut GO Series C
5.00%, 06/01/17		355	406,155
State of Connecticut ST Miscellaneous Taxes
Series B
5.25%, 07/01/17	(AMBAC)	100	115,656
Series A
4.00%, 08/01/17	(AMBAC)	100	110,939

			1,053,390

DELAWARE — 1.22%
City of Wilmington GO Series A
5.00%, 06/01/17	(AGM)	100	114,358
County of New Castle GO Series A
5.00%, 07/15/17		200	231,000
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/17		100	114,851
Delaware Transportation Authority RB Transit Revenue Series A
5.00%, 07/01/17		115	132,079
State of Delaware GO
Series A
3.00%, 07/01/17		100	107,555
5.00%, 07/01/17		100	115,381
Series B
5.00%, 07/01/17		100	115,381

			930,605

31

Schedule of Investments   (Unaudited) (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

DISTRICT OF COLUMBIA — 0.76%
District of Columbia GO
Series C
5.00%, 06/01/17	(AGM)	$100	$113,412
Series F
5.00%, 06/01/17	(BHAC)	325	369,788
Series B
5.00%, 06/01/17	(AMBAC)	85	96,400

			579,600
FLORIDA — 4.47%
County of Miami-Dade GO
5.00%, 07/01/17		100	113,966
Series B
5.00%, 07/01/17		100	113,966
County of Miami-Dade RB Miscellaneous Revenue
4.50%, 08/01/17	(NPFGC-FGIC)	100	111,395
Florida State Board of Education GO
Series C
5.00%, 06/01/17		270	309,215
Series D
5.50%, 06/01/17		150	174,652
Series E
5.00%, 06/01/17		175	200,417
Florida State Board of Education RB Miscellaneous Revenue
Series A
5.00%, 07/01/17		200	228,520
Series B
5.00%, 07/01/17		235	268,511
Series E
5.00%, 07/01/17		200	228,520
Florida State Department of Environmental Protection RB Miscellaneous Taxes Series B
5.25%, 07/01/17		215	246,573
Florida State Department of Environmental Protection RB Sales Tax Revenue Series A
3.25%, 07/01/17		110	117,531
Florida State Department of Transportation RB Highway Revenue Tolls Series A
5.00%, 07/01/17		200	229,110
Lee County School Board COP Lease Renewal Series B
5.00%, 08/01/17		100	113,410
Miami-Dade County Transit System RB Sales Surtax Revenue
4.00%, 07/01/17		115	126,217
5.00%, 07/01/17		100	113,631
Miami-Dade County Transit System RB Sales Tax Revenue
5.00%, 07/01/17	(AGM)	100	113,631
State of Florida GO
Series A
5.00%, 07/01/17		210	241,009
Series B
5.00%, 06/01/17		110	125,976
Series D
5.00%, 06/01/17		200	229,048

			3,405,298
GEORGIA — 3.99%
County of Cobb RB Water & Sewerage Revenue
4.50%, 07/01/17		100	113,340

Security		Principal (000s)	Value

Georgia State Road & Tollway Authority RB Federal Grant Revenue Series A
4.00%, 06/01/17	(AGM)	$100	$109,813
Georgia State Road & Tollway Authority RB Miscellaneous Taxes Series A
5.00%, 06/01/17		425	482,872
State of Georgia GO
Series B
5.00%, 07/01/17		100	115,296
Series E
5.00%, 08/01/19	(PR 08/01/17)	650	746,980
5.00%, 08/01/21	(PR 08/01/17)	600	689,520
Series I
5.00%, 07/01/17		510	588,010
Series J-1
4.00%, 07/01/17		175	194,924

			3,040,755
HAWAII — 1.96%
City & County of Honolulu GO
Series A
4.00%, 08/01/17		125	138,780
Series B
2.50%, 08/01/17		100	105,056
City & County of Honolulu RB Wastewater Revenue
Series A
3.25%, 07/01/17		100	107,736
4.25%, 07/01/17	(NPFGC)	150	167,449
5.00%, 07/01/17		125	143,194
State of Hawaii GO
Series DN
5.00%, 08/01/17		150	172,503
Series DQ
5.00%, 06/01/17		250	286,310
Series DR
5.00%, 06/01/17		120	137,429
State of Hawaii RB Fuel Sales Tax Revenue
5.50%, 07/01/17		200	232,410

			1,490,867
IDAHO — 0.14%
Ada & Canyon Counties Joint School District No. 2 Meridian GO Series 2010
3.00%, 07/30/17		100	106,369

			106,369
ILLINOIS — 2.05%
Metropolitan Pier & Exposition Authority RB Miscellaneous Taxes
0.00%, 06/15/17	(NPFGC-FGIC)	155	143,274
Series A
5.50%, 06/15/17	(NPFGC-FGIC)	90	103,280
Metropolitan Pier & Exposition Authority RB Sales Tax Revenue
5.20%, 06/15/17	(NPFGC)	100	113,609
Regional Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/17		150	170,823
5.75%, 06/01/17	(AGM)	125	145,544
State of Illinois GO Series A
5.00%, 06/01/17		330	365,954

32

Schedule of Investments   (Unaudited) (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

State of Illinois RB Sales Tax Revenue
5.00%, 06/15/17		$355	$404,608
Second Series
5.50%, 06/15/17	(NPFGC-FGIC)	100	115,939

			1,563,031
IOWA — 0.74%
Iowa Finance Authority RB Miscellaneous Revenue
4.25%, 08/01/17		250	279,320
State of Iowa RB General Fund Revenue Series A
5.00%, 06/01/17		150	171,228
State of Iowa RB Miscellaneous Revenue
4.00%, 06/15/17		100	110,410

			560,958
KANSAS — 0.59%
Johnson County Water District No. 1 RB Water Revenue
4.50%, 06/01/17		400	451,336

			451,336
KENTUCKY — 0.30%
Kentucky State Property & Buildings Commission RB Lease Renewal Series A
5.00%, 08/01/17		100	114,349
Kentucky Turnpike Authority RB Lease Renewal Series A
5.00%, 07/01/17		100	114,639

			228,988
LOUISIANA — 0.23%
Louisiana Public Facilities Authority RB Miscellaneous Revenue
4.00%, 06/01/17	(AMBAC)	165	175,576

			175,576
MAINE — 0.15%
Maine Turnpike Authority RB Highway Revenue Tolls
5.00%, 07/01/17	(AGM)	100	114,302

			114,302
MARYLAND — 4.31%
City of Baltimore RB Sewer Revenue Series D
5.00%, 07/01/17	(AMBAC)	115	132,127
County of Baltimore GO
5.00%, 08/01/17		170	196,430
County of Frederick GO
4.00%, 06/01/17		50	55,440
County of Howard GO Series B
5.00%, 08/15/17		215	248,583
County of Montgomery GO
Series A
5.00%, 07/01/17		100	115,296
5.00%, 08/01/17		200	231,094

Security		Principal (000s)	Value

Maryland State Department of Transportation RB Income Tax Revenue Second Series
5.00%, 06/01/17		$100	$114,956
Maryland State Transportation Authority RB Transit Revenue
5.00%, 07/01/17		225	258,509
Series A
4.00%, 07/01/17		100	110,990
5.00%, 07/01/17		100	114,893
Prince George’s County GOL Series B
5.00%, 07/15/17		100	115,414
State of Maryland GO
Second Series
5.00%, 07/15/17		250	288,535
5.00%, 08/01/17		225	259,981
Second Series A
3.00%, 08/15/17		100	107,528
Second Series B
5.00%, 08/01/17		275	317,754
5.25%, 08/15/17		285	332,512
Washington Suburban Sanitary District GO
5.00%, 06/01/17		250	287,598

			3,287,640
MASSACHUSETTS — 5.15%
Commonwealth of Massachusetts GO Series C
5.25%, 08/01/17		150	174,060
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/17		200	230,090
Series B
3.00%, 07/01/17		100	107,005
5.00%, 06/01/17		210	240,587
5.00%, 07/01/17		150	172,212
5.00%, 08/01/17		100	115,045
Series D
5.50%, 08/01/17		215	251,625
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series B
5.25%, 07/01/17		235	272,692
Series C
5.50%, 07/01/17	(ETM)	5	5,843
5.50%, 07/01/17		515	602,336
Massachusetts Port Authority RB Port Airport & Marina Revenue
Series B
4.50%, 07/01/17	(AGM)	100	110,623
Series D
5.00%, 07/01/17	(AGM)	100	112,550
Massachusetts School Building Authority RB Sales Tax Revenue Series B
4.00%, 08/15/17		300	333,420
Massachusetts Water Pollution Abatement Trust RB Water Revenue
5.25%, 08/01/17		300	349,110
Series 14
3.50%, 08/01/17		100	109,394
Series A
5.25%, 08/01/17		285	331,655
Massachusetts Water Resources Authority RB General Revenue Series J
5.25%, 08/01/17	(AGM)	350	406,140

			3,924,387

33

Schedule of Investments   (Unaudited) (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

MICHIGAN — 0.52%
Michigan Finance Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/17		$250	$288,240
Michigan State University RB College & University Revenue Series A
4.00%, 08/15/17		100	111,098

			399,338
MINNESOTA — 1.99%
State of Minnesota GO
5.00%, 08/01/17		300	346,641
Series A
5.00%, 06/01/17		100	115,039
5.00%, 08/01/17		150	173,320
Series B
5.00%, 08/01/17		100	115,547
Series C
5.00%, 08/01/17		100	115,547
Series D
3.00%, 08/01/17		150	161,352
5.00%, 08/01/17		250	288,868
Series F
4.00%, 08/01/17		180	200,803

			1,517,117
MISSISSIPPI — 0.15%
Mississippi Development Bank RB Miscellaneous Revenue Series C
5.00%, 08/01/17		100	112,986

			112,986
MISSOURI — 0.15%
Missouri State Environmental Improvement & Energy Resources Authority RB Water Revenue Series B
5.00%, 07/01/17		100	115,211

			115,211
NEVADA — 1.70%
Clark County RB Fuel Sales Tax Revenue
5.00%, 07/01/17	(AMBAC)	250	285,125
Clark County RB Port Airport & Marina Revenue Series D
5.00%, 07/01/17		200	227,262
Clark County RB Sales Tax Revenue Series B
3.00%, 07/01/17		150	158,394
Clark County School District GOL Series B
4.50%, 06/15/17	(AMBAC)	300	334,554
State of Nevada GOL
Series D
5.00%, 06/01/17		150	171,486
Washoe County School District GOL Series A
4.13%, 06/01/17		110	121,458

			1,298,279

Security		Principal (000s)	Value

NEW HAMPSHIRE — 1.13%
New Hampshire Municipal Bond Bank RB Miscellaneous Revenue Series A
5.00%, 08/15/17		$475	$542,659
State of New Hampshire GO
Series A
5.00%, 07/01/17		100	115,126
Series B
5.00%, 06/01/17		175	201,028

			858,813
NEW JERSEY — 3.05%
Camden County Municipal Utilities Authority RB Sewer Revenue
5.25%, 07/15/17	(GTD)	100	114,664
New Jersey Educational Facilities Authority RB College & University Revenue Series F
4.50%, 07/01/17		250	283,350
New Jersey Transportation Trust Fund Authority RB Highway Revenue Tolls Series A
5.75%, 06/15/17		315	366,383
State of New Jersey GO
5.00%, 06/01/17		215	245,530
5.00%, 06/01/23	(PR 06/01/17)	115	132,129
5.00%, 06/01/25	(PR 06/01/17)	150	172,343
5.00%, 06/01/26	(PR 06/01/17)	100	114,895
5.00%, 06/01/27	(PR 06/01/17)	170	195,321
Series L
5.25%, 07/15/17	(AMBAC)	100	115,516
Series N
5.50%, 07/15/17	(NPFGC-FGIC)	400	465,992
Series Q
5.00%, 08/15/17		100	114,753

			2,320,876
NEW MEXICO — 0.83%
City of Albuquerque RB Miscellaneous Taxes Series B
5.00%, 07/01/17		150	172,023
New Mexico Finance Authority RB Federal Grant Revenue Series B
5.00%, 06/15/17		100	114,824
State of New Mexico RB Miscellaneous Taxes
5.00%, 07/01/17		100	115,020
Series A
5.00%, 07/01/17		200	230,040

			631,907
NEW YORK — 10.44%
City of Albany GOL Series A
2.00%, 07/01/17		100	101,392
City of New York GO
Series A
3.00%, 08/01/17		100	106,914
Series A-1
4.00%, 08/01/17		115	127,522
4.00%, 08/15/17		100	110,979
4.20%, 08/01/17		210	234,539
5.00%, 08/01/17		515	591,555

34

Schedule of Investments   (Unaudited) (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

Series C
3.00%, 08/01/17		$100	$106,914
5.00%, 08/01/17		405	465,203
Series E
4.00%, 08/01/17		225	249,500
5.00%, 08/01/17		725	832,771
Series G
4.00%, 08/01/17		100	110,889
Series I
5.00%, 08/01/17		350	402,027
Series I-1
4.00%, 08/01/17		100	110,889
Series J-1
5.00%, 08/01/17		235	269,933
New York City Municipal Water Finance Authority RB Water Revenue
Series AA
5.00%, 06/15/17		340	390,762
Series EE
5.00%, 06/15/17		155	178,142
Series FF-1
4.00%, 06/15/17		190	210,790
New York City Transitional Finance Authority RB Miscellaneous Revenue Series S-1
4.50%, 07/15/17	(SAW)	275	308,404
New York City Transitional Finance Authority RB Sales Tax Revenue Series A-3
4.00%, 08/01/17		235	260,251
New York City Trust for Cultural Resources RB Miscellaneous Revenue Series D
4.00%, 08/01/17		250	277,390
New York State Dormitory Authority RB College & University Revenue
4.75%, 07/01/17		100	113,162
5.00%, 07/01/17		215	245,388
Series A
3.10%, 07/01/17		200	212,806
5.00%, 07/01/17		100	114,344
6.00%, 07/01/17	(NPFGC)	100	118,730
New York State Dormitory Authority RB Income Tax Revenue Series D
5.00%, 06/15/17		200	228,856
New York State Dormitory Authority RB Miscellaneous Revenue
3.00%, 07/01/17		100	106,197
5.00%, 07/01/17		285	325,042
New York State Environmental Facilities Corp. RB Water Revenue
5.50%, 06/15/17		175	203,770
Series A
5.00%, 06/15/17		100	114,511
5.00%, 08/15/17		200	230,122
Series B
5.00%, 06/15/17		125	143,139
Series C
5.00%, 06/15/17		210	240,473
Port Authority of New York & New Jersey RB Port Airport & Marina Revenue
5.00%, 08/15/17	(AGM)	100	115,112

			7,958,418
NORTH CAROLINA — 0.96%
City of Charlotte GO
5.00%, 08/01/17		260	300,422
City of Charlotte RB Water & Sewer Revenue Series B
5.00%, 07/01/17		100	115,126

Security		Principal (000s)	Value

County of Mecklenburg GO Series A
5.00%, 08/01/17		$175	$202,207
State of North Carolina GO Series B
5.00%, 06/01/17		100	115,039

			732,794
OHIO — 2.28%
City of Columbus GO Series 2012-3
5.00%, 08/15/17		325	375,339
Ohio State Water Development Authority RB Water Revenue
5.00%, 06/01/17		270	309,550
State of Ohio GO
Series B
5.00%, 08/01/17		300	345,006
Series C
5.00%, 08/01/17		315	361,985
State of Ohio RB Federal Grant Revenue Series 2008-1
5.00%, 06/15/17		100	113,680
State of Ohio RB Highway Revenue Tolls
Series 2007-1
5.00%, 06/15/17	(AGM)	100	113,680
5.50%, 06/15/17	(AGM)	100	115,600

			1,734,840
OKLAHOMA — 0.70%
Grand River Dam Authority RB Electric Power & Light Revenues Series A
5.00%, 06/01/17	(BHAC)	150	171,103
Oklahoma Capital Improvement Authority RB Miscellaneous Revenue
4.00%, 07/01/17		100	110,370
State of Oklahoma GO
Series A
4.00%, 07/15/17		125	138,833
5.00%, 07/15/17		100	115,006

			535,312
OREGON — 0.77%
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/17	(AGM, GTD)	190	218,287
Lane County School District No. 4J Eugene GO
4.00%, 06/15/17	(GTD)	100	110,819
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO
5.25%, 06/15/17	(AGM, GTD)	100	115,644
Portland Community College District GO
5.00%, 06/15/17		125	143,454

			588,204
PENNSYLVANIA — 3.78%
City of Philadelphia RB Water & Wastewater Revenue Series A
5.00%, 06/15/17	(AGM)	175	199,455
Commonwealth of Pennsylvania GO
Second Series
5.00%, 08/01/20	(PR 08/01/17)	175	201,488

35

Schedule of Investments   (Unaudited) (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

Third Series
5.00%, 07/15/17		$575	$661,284
5.38%, 07/01/17		100	116,357
5.38%, 07/01/17	(AGM)	400	465,428
Delaware Valley Regional Finance Authority RB Miscellaneous Revenue
5.75%, 07/01/17		450	507,478
Pennsylvania Economic Development Financing Authority RB Miscellaneous Revenue Series A
5.00%, 07/01/17		70	80,425
Pennsylvania Higher Educational Facilities Authority RB College & University Revenue
3.50%, 08/01/17		150	162,854
5.00%, 08/01/17		100	114,607
Series AN
5.00%, 06/15/17		125	142,260
Pennsylvania State University RB College & University Revenue Series B
5.25%, 08/15/17		100	115,984
Pennsylvania Turnpike Commission RB Highway Revenue Tolls Series A
5.00%, 06/01/17	(AGM)	100	113,706

			2,881,326
PUERTO RICO — 3.28%
Commonwealth of Puerto Rico GO
Series A
5.50%, 07/01/17		205	212,903
5.50%, 07/01/17	(FGIC)	200	207,710
5.50%, 07/01/17	(XLCA)	295	306,372
Series B
5.25%, 07/01/17	(Call 07/01/16)	150	153,389
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series JJ
5.38%, 07/01/17	(XLCA)	365	382,184
Series LL
5.50%, 07/01/17		170	179,263
Series TT
5.00%, 07/01/17		100	103,335
Puerto Rico Highway & Transportation Authority RB Highway Revenue Tolls
Series AA
5.50%, 07/01/17	(NPFGC)	155	174,141
Series BB
5.25%, 07/01/17	(AMBAC)	150	156,347
Puerto Rico Infrastructure Financing Authority RB Sales Tax Revenue Series C
5.50%, 07/01/17	(AMBAC)	350	367,091
Puerto Rico Municipal Finance Agency GO Series C
5.25%, 08/01/17	(AGM)	240	259,706

			2,502,441
SOUTH CAROLINA — 0.45%
North Charleston District RB Sewer Revenue
4.00%, 07/01/17		100	110,370
State of South Carolina GO Series A
5.00%, 06/01/17		200	230,078

			340,448

Security		Principal (000s)	Value

SOUTH DAKOTA — 0.15%
South Dakota State Building Authority RB Miscellaneous Revenue
5.00%, 06/01/17	(AGM)	$100	$113,412

			113,412
TENNESSEE — 0.72%
City of Johnson GO
4.00%, 06/01/17		100	110,620
Metropolitan Government of Nashville & Davidson County GO Series A
5.00%, 07/01/17		280	322,414
Metropolitan Government of Nashville & Davidson County RB Water & Sewer Revenue
5.00%, 07/01/17		100	113,882

			546,916
TEXAS — 6.47%
Austin Independent School District GO
5.00%, 08/01/17	(PSF)	100	115,175
City of Arlington GOL Series A
4.00%, 08/15/17		115	127,468
City of Carrollton GOL
4.00%, 08/15/17		200	221,704
City of Dallas RB Miscellaneous Revenue
5.00%, 08/15/17	(AGM)	100	112,266
City of El Paso GOL
5.00%, 08/15/17		100	114,028
City of Houston RB Port Airport & Marina Revenue Series B
5.00%, 07/01/17	(NPFGC-FGIC)	150	170,509
City of San Antonio GOL
5.00%, 08/01/17		100	115,132
Corpus Christi Independent School District GO
5.00%, 08/15/17		100	115,112
County of Harris GOL Series C
5.00%, 08/15/17		150	172,668
County of Harris RB Highway Revenue Tolls Series A
5.00%, 08/15/17	(NPFGC)	175	200,760
Del Mar College District GOL
5.00%, 08/15/17		100	115,025
Denton Independent School District GO
4.50%, 08/15/17		125	140,148
Houston Independent School District GOL Series A
5.00%, 08/15/17	(PSF)	100	115,287
Klein Independent School District GO Series A
4.00%, 08/01/17		250	277,030
Leander Independent School District GO Series A
0.00%, 08/15/17	(PSF)	50	47,032
Lone Star College System (Harris and Montgomery Counties) GO Series A
5.00%, 08/15/17		100	115,036
Mesquite Independent School District GO
4.25%, 08/15/17	(PSF)	230	258,228

36

Schedule of Investments   (Unaudited) (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

North East Independent School District GO Series A
5.00%, 08/01/17	(PSF)	$250	$287,937
Northside Independent School District GO
4.00%, 08/15/17	(PSF)	100	111,269
Round Rock Independent School District GO
5.00%, 08/01/17		105	120,934
State of Texas GO
Series A
5.00%, 08/01/17		100	115,392
Series B
5.00%, 08/01/17		100	115,262
Series D
4.00%, 08/01/17		100	111,278
Series E
4.00%, 08/01/17		115	127,970
Texas Tech University RB College & University Revenue Series A
5.00%, 08/15/17		100	115,025
Texas Water Development Board RB Water Revenue Series A
5.00%, 07/15/17		225	259,051
University of Texas System Board of Regents RB College & University Revenue
Series A
5.00%, 08/15/17		125	144,142
Series B
3.00%, 08/15/17		250	268,190
5.00%, 08/15/17		100	115,314
5.25%, 08/15/17		210	244,270
Series C
5.00%, 08/15/17		125	144,143
Series E
5.00%, 08/15/17		100	115,314

			4,928,099
UTAH — 1.53%
State of Utah GO
Series A
4.00%, 07/01/17		350	389,991
5.00%, 07/01/17		315	363,318
Series C
5.00%, 07/01/17		360	415,220

			1,168,529
VIRGINIA — 2.60%
City of Richmond GO Series C
5.00%, 07/15/17	(SAW)	100	114,920
City of Virginia Beach GO Series B
5.00%, 07/15/17		125	144,108
Commonwealth of Virginia GO
Series B
4.00%, 06/01/17		100	111,247
5.00%, 06/01/17		150	172,621
County of Henrico GO
5.00%, 07/15/17		100	115,457
Virginia Beach Development Authority RB Miscellaneous Revenue Series B
5.00%, 08/01/17		100	114,657

Security		Principal (000s)	Value

Virginia Public Building Authority RB Miscellaneous Revenue Series A
5.00%, 08/01/17		$335	$385,401
Virginia Public School Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/17		230	264,603
5.25%, 08/01/17		300	348,120
Series C
5.00%, 08/01/17	(SAW)	180	207,081

			1,978,215
WASHINGTON — 5.93%
County of King GOL Series B
5.00%, 06/01/17		100	114,648
Energy Northwest RB Electric Power & Light Revenues
Series A
5.00%, 07/01/17		1,365	1,566,556
5.25%, 07/01/17	(NPFGC)	260	300,927
Series C
0.00%, 07/01/17		100	94,000
5.25%, 07/01/17	(NPFGC)	100	115,741
Series D
5.00%, 07/01/17		100	114,766
Port of Seattle RB Port Airport & Marina Revenue Series A
4.00%, 08/01/17		200	220,266
State of Washington COP Lease Appropriation Series B
4.50%, 07/01/17		100	112,107
State of Washington GO
Series B
5.00%, 07/01/17	(AGM)	200	229,532
Series C
5.50%, 07/01/17		130	151,732
Series R-2007C
5.00%, 07/01/17		385	441,849
Series R-2011B
5.00%, 07/01/17		200	229,532
Series R-2011C
5.00%, 07/01/17		720	826,315

			4,517,971
WEST VIRGINIA — 0.15%
West Virginia School Building Authority RB Miscellaneous Revenue
5.00%, 07/01/17		100	114,176

			114,176
WISCONSIN — 1.10%
State of Wisconsin RB Miscellaneous Revenue
Series 1
4.00%, 07/01/17		150	164,508
5.00%, 07/01/17		100	113,547
5.00%, 07/01/17	(NPFGC-FGIC)	110	126,103
State of Wisconsin RB Water Revenue Series 2
5.00%, 06/01/17		100	114,648

37

Schedule of Investments   (Unaudited) (Continued)

iSHARES® 2017 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal or Shares (000s)	Value

Wisconsin Public Power Inc. RB Electric Power & Light Revenues Series A
5.00%, 07/01/17	(AGM)	$285	$323,253

			842,059

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $74,131,792)			74,940,199

SHORT-TERM INVESTMENTS — 0.26%

MONEY MARKET FUNDS — 0.26%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.02%[a,b]		197,794	197,794

			197,794

TOTAL SHORT-TERM INVESTMENTS
(Cost: $197,794)			197,794

TOTAL INVESTMENTS IN SECURITIES — 98.59%
(Cost: $74,329,586)			75,137,993
Other Assets, Less Liabilities — 1.41%			1,090,009

NET ASSETS — 100.00%			$76,228,002

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGM AMBAC BHAC FGIC NPFGC XLCA	— — — — — —	Assured Guaranty Municipal Corp. Ambac Financial Group Inc. Berkshire Hathaway Assurance Corp. Financial Guaranty Insurance Co. National Public Finance Guarantee Corp. XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

38

Schedule of Investments   (Unaudited)

iSHARES® 2018 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.36%

ALASKA — 0.88%
City of Anchorage GO
Series B
5.00%, 08/01/18		$50	$58,362
State of Alaska GO
Series A
5.00%, 08/01/18		25	29,396

			87,758
ARIZONA — 5.99%
Arizona State University Board of Regents RB University Revenue
Series A
4.00%, 07/01/18		30	33,399
Arizona Transportation Board RB Sales Tax Revenue
5.00%, 07/01/18		50	58,060
City of Mesa GO
5.00%, 07/01/18	(NPFGC-FGIC)	30	34,586
City of Phoenix GO
Series C
4.00%, 07/01/18		50	55,947
City of Scottsdale GO
3.00%, 07/01/18		50	53,645
City of Scottsdale RB Water & Sewer Revenue
5.00%, 07/01/18		50	58,427
Maricopa County Community College District GO
4.00%, 07/01/18		50	55,844
Phoenix Civic Improvement Corp. RB Port Airport & Marina Revenue
Series A
5.00%, 07/01/18		65	75,140
Phoenix Civic Improvement Corp. RB Water Revenue
5.25%, 07/01/18	(NPFGC-FGIC)	50	58,685
Pima County GO
4.00%, 07/01/18	(AGM)	50	55,260
Pima County RB Fuel Sales Tax Revenue
4.00%, 07/01/18		50	54,757

			593,750
CALIFORNIA — 16.36%
Burbank Unified School District GO
Series C
0.00%, 08/01/18	(NPFGC-FGIC)	50	44,057
City of Cupertino COP
2.00%, 07/01/18		50	50,466
City of Los Angeles RB Wastewater System Revenue
Series A
5.00%, 06/01/18		100	116,105
Desert Sands Unified School District GO
4.00%, 08/01/18		50	55,891
Foothill-De Anza Community College District GO
Series C
5.25%, 08/01/18	(NPFGC-FGIC)	70	82,223
Los Altos Elementary School District GO
3.00%, 08/01/18		100	107,815

Security		Principal (000s)	Value

Los Angeles County Metropolitan Transportation Authority RB Sales Tax Revenue
Series A
5.00%, 07/01/18		$90	$105,359
Los Angeles County Metropolitan Transportation Authority RB Transit Revenue
Series A
5.00%, 07/01/18		50	57,851
Los Angeles Department of Water & Power RB Electric Power & Light Revenues
Series A
3.00%, 07/01/18		50	53,495
Los Angeles Department of Water & Power RB Water Revenue
Series B
5.00%, 07/01/18		35	40,826
Los Angeles Unified School District GO
Series A-1
5.50%, 07/01/18	(FGIC)	75	89,284
Series KRY
5.00%, 07/01/18		45	52,489
M-S-R Public Power Agency RB Electric Power & Light Revenues
Series L
5.00%, 07/01/18	(AGM)	50	57,799
Northern California Power Agency RB Electric Power & Light Revenues
Series A
5.00%, 07/01/18		35	40,460
San Diego Unified School District GO
Series A
0.00%, 07/01/18	(NPFGC-FGIC)	40	35,242
San Francisco Unified School District GO
Series E
5.00%, 06/15/18		70	81,542
Southern California Public Power Authority RB Electric Power & Light Revenues
5.00%, 07/01/18		40	46,511
State of California GO
4.50%, 08/01/18		45	51,205
Series A
4.40%, 07/01/18		195	220,822
5.00%, 07/01/18		200	232,190

			1,621,632
COLORADO — 1.59%
City & County of Denver GO
5.25%, 08/01/18		45	53,463
University of Colorado Regents RB College & University Revenue
5.00%, 06/01/18		90	104,387

			157,850
CONNECTICUT — 1.09%
City of Bristol GO
4.00%, 07/15/18		60	66,859
State of Connecticut ST Miscellaneous Taxes
Series B
5.25%, 07/01/18	(AMBAC)	35	41,154

			108,013
DELAWARE — 0.89%
Delaware Transportation Authority RB Fuel Sales Tax Revenue
5.00%, 07/01/18		25	29,161
State of Delaware GO
5.00%, 07/01/18		50	58,745

			87,906

39

Schedule of Investments   (Unaudited) (Continued)

iSHARES® 2018 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

DISTRICT OF COLUMBIA — 0.70%
District of Columbia GO
Series B
5.25%, 06/01/18	(AMBAC)	$60	$69,466

			69,466
FLORIDA — 4.78%
County of Miami-Dade RB Miscellaneous Revenue
5.25%, 08/01/18	(NPFGC-FGIC)	50	58,018
Florida State Board of Education RB Lottery Revenue
Series A
4.50%, 07/01/18		70	79,536
Florida State Department of Environmental Protection RB Miscellaneous Taxes
Series B
5.25%, 07/01/18		50	58,137
Miami-Dade County Transit System RB Sales Surtax Revenue
5.00%, 07/01/18		70	80,467
State of Florida GO
Series A
5.00%, 06/01/18		50	58,147
Series D
5.00%, 06/01/18		75	87,220
Series E
5.00%, 06/01/18		45	52,332

			473,857
GEORGIA — 3.39%
Douglasville-Douglas County Water & Sewer Authority RB Water Revenue
5.00%, 06/01/18		40	46,344
Georgia State Road & Tollway Authority RB Federal Grant Revenue
Series A
5.00%, 06/01/18		50	57,506
Georgia State Road & Tollway Authority RB Fuel Sales Tax Revenue
Series A
5.00%, 06/01/18	(AGM)	50	57,507
Metropolitan Atlanta Rapid Transit Authority RB Sales Tax Revenue
Series B
4.00%, 07/01/18		25	27,693
State of Georgia GO
Series A
5.00%, 07/01/18		100	117,383
Series I
5.00%, 07/01/18		25	29,346

			335,779
HAWAII — 1.87%
City & County of Honolulu RB Wastewater Revenue
Series 2009A
5.00%, 07/01/18		60	69,173
County of Maui GO
5.00%, 06/01/18		50	58,147
State of Hawaii GO
Series DO
5.00%, 08/01/18		50	58,336

			185,656

Security		Principal (000s)	Value

ILLINOIS — 3.11%
Du Page Cook & Will Counties Community College District No. 502 GO
Series A
5.00%, 06/01/18		$50	$58,018
Metropolitan Pier & Exposition Authority RB Dedicated State Tax Revenue
0.00%, 06/15/18	(NPFGC-FGIC)	55	50,489
Regional Transportation Authority RB Sales Tax Revenue
Series B
5.50%, 06/01/18	(NPFGC)	75	88,149
State of Illinois GO
5.00%, 08/01/18		100	111,396

			308,052
INDIANA — 0.88%
Purdue University RB College & University Revenue
Series Y
5.00%, 07/01/18		75	87,641

			87,641
IOWA — 1.65%
Iowa City Community School District GO
Series B
3.00%, 06/01/18		50	53,374
Iowa Finance Authority RB Miscellaneous Revenue
5.00%, 08/01/18		45	52,455
Series A
5.00%, 08/01/18		50	58,283

			164,112
KENTUCKY — 1.17%
Kentucky State Property & Buildings Commission RB General Fund
Series A
5.00%, 08/01/18		50	57,956
Kentucky Turnpike Authority RB Economic Development Road Revenue
Series A
5.00%, 07/01/18		50	58,165

			116,121
MAINE — 0.47%
Maine Turnpike Authority RB Highway Revenue Tolls
5.00%, 07/01/18	(AGM)	40	46,344

			46,344
MARYLAND — 2.93%
County of Frederick GO
4.00%, 08/01/18		25	28,067
County of Howard GO
Series B
5.00%, 08/15/18		50	58,784
Maryland State Transportation Authority RB Transit Revenue
5.00%, 07/01/18		60	69,987
State of Maryland GO
4.00%, 08/15/18		35	39,461
5.25%, 08/15/18		50	59,454

40

Schedule of Investments   (Unaudited) (Continued)

iSHARES® 2018 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

Washington Suburban Sanitary District GO
5.00%, 06/01/18		$30	$35,153

			290,906
MASSACHUSETTS — 2.00%
Commonwealth of Massachusetts GOL
Series B
4.00%, 07/01/18		25	27,922
Series D
5.50%, 08/01/18		45	53,599
Massachusetts Bay Transportation Authority RB Sales Tax Revenue
Series D
5.00%, 07/01/18		100	116,855

			198,376
MICHIGAN — 1.18%
Michigan Finance Authority RB Miscellaneous Revenue
Series A
5.00%, 07/01/18		100	117,171

			117,171
MINNESOTA — 1.18%
State of Minnesota GO
Series A
5.00%, 08/01/18		100	117,368

			117,368
MISSOURI — 0.30%
Missouri State Environmental Improvement & Energy Resources Authority RB Water Revenue
Series A
5.00%, 07/01/18		25	29,319

			29,319
NEVADA — 1.52%
Clark County RB Port Airport & Marina Revenue
Series A
5.25%, 07/01/18		55	63,821
Series D
5.00%, 07/01/18		50	57,476
State of Nevada GOL
5.00%, 06/01/18		25	29,014

			150,311
NEW HAMPSHIRE — 0.51%
State of New Hampshire GO
Series B
4.00%, 06/01/18		45	50,502

			50,502
NEW JERSEY — 3.72%
New Jersey Economic Development Authority RB Miscellaneous Taxes
Series A
0.00%, 07/01/18	(NPFGC)	55	47,510
New Jersey Educational Facilities Authority RB College & University Revenue
Series J
5.00%, 07/01/18		50	58,692

Security		Principal (000s)	Value

New Jersey Transportation Trust Fund Authority RB General Fund
Series A
5.75%, 06/15/18		$50	$59,104
New Jersey Transportation Trust Fund Authority RB Miscellaneous Revenue
Series B
5.00%, 06/15/18		75	86,118
State of New Jersey GO
Series L
5.25%, 07/15/18	(AMBAC)	50	58,728
Series Q
5.00%, 08/15/18		50	58,206

			368,358
NEW MEXICO — 1.92%
Albuquerque Municipal School District No. 12 GO
Series A
3.00%, 08/01/18	(SAW)	100	107,026
City of Albuquerque GO
Series A
4.00%, 07/01/18		50	55,869
Santa Fe RB Sales Tax Revenue
Series A
4.00%, 06/01/18		25	27,780

			190,675
NEW YORK — 9.21%
City of New York GO
Series C
4.00%, 08/01/18		110	122,351
5.25%, 08/01/18		55	64,516
Series E
4.00%, 08/01/18		25	27,807
Series F
5.00%, 08/01/18		50	58,043
Series I-1
5.00%, 08/01/18		100	116,087
County of Orange GO
Series A
5.00%, 07/15/18		25	29,316
New York City Municipal Water Finance Authority RB Water Revenue
5.00%, 06/15/18		50	58,237
Series D
0.00%, 06/15/18		60	55,445
New York City Transitional Finance Authority RB Miscellaneous Revenue
Series S-1
5.00%, 07/15/18	(SAW)	50	57,663
New York City Transitional Finance Authority RB Sales Tax Revenue
Series A-3
5.00%, 08/01/18		50	58,004
New York State Dormitory Authority RB Income Tax Revenue
Series D
5.00%, 06/15/18		50	57,926
New York State Dormitory Authority RB Miscellaneous Revenue
4.00%, 07/01/18		30	33,308
5.00%, 07/01/18		50	57,904
New York State Environmental Facilities Corp. RB Water Revenue
Series B
5.00%, 06/15/18		100	115,955

			912,562

41

Schedule of Investments   (Unaudited) (Continued)

iSHARES® 2018 AMT-FREE MUNI TERM ETF

June 30, 2013

Security		Principal (000s)	Value

NORTH CAROLINA — 1.42%
City of Charlotte RB Port Airport & Marina Revenue
5.00%, 07/01/18		$25	$28,770
City of Greensboro RB Water Revenue
5.25%, 06/01/18		70	82,269
County of Mecklenburg GO
Series A
5.00%, 08/01/18		25	29,396

			140,435
OHIO — 2.28%
Ohio State University (The) RB College & University Revenue
Series A
5.00%, 06/01/18		50	58,147
Ohio State Water Development Authority RB Water Revenue
Series B
5.00%, 06/01/18		50	58,250
State of Ohio GO
Series C
3.00%, 08/01/18		50	53,362
4.00%, 08/01/18		50	55,848

			225,607
OREGON — 1.74%
Portland Community College District GO
5.00%, 06/15/18		100	116,541
State of Oregon GO
Series A
4.00%, 08/01/18		50	56,134

			172,675
PENNSYLVANIA — 3.30%
City of Philadelphia RB Water & Wastewater Revenue
Series A
5.00%, 06/15/18		50	57,386
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/18		50	58,251
5.00%, 07/01/18		100	116,697
Third Series
5.38%, 07/01/18	(AGM)	80	94,799

			327,133
PUERTO RICO — 2.58%
Commonwealth of Puerto Rico GO
0.00%, 07/01/18		40	30,932
Series A
5.50%, 07/01/18		50	51,308
Puerto Rico Electric Power Authority RB Electric Power & Light Revenues
Series JJ
5.38%, 07/01/18	(XLCA)	65	67,719
Series WW
5.50%, 07/01/18		60	62,843
Puerto Rico Sales Tax Financing Corp. RB Sales Tax Revenue
Series A
4.50%, 08/01/18		40	42,560

			255,362

Security		Principal (000s)	Value

TENNESSEE — 0.65%
Metropolitan Government of Nashville & Davidson County GO
5.00%, 07/01/18		$55	$64,357

			64,357
TEXAS — 3.93%
City of San Antonio GOL
4.50%, 08/01/18		50	56,986
College Station Independent School District GO
4.00%, 08/15/18	(PSF)	50	56,030
Keller Independent School District GO
Series A
0.00%, 08/15/18	(PSF)	25	22,751
Leander Independent School District GO
5.25%, 08/15/18	(PSF)	50	59,020
Mesquite Independent School District GO
Series A
5.00%, 08/15/18	(PSF)	50	58,487
North Texas Municipal Water District RB Sewer Revenue
4.00%, 06/01/18		50	55,560
Northside Independent School District GO
4.00%, 08/15/18	(PSF)	30	33,618
State of Texas GO
Series C
5.00%, 08/01/18		40	46,818

			389,270
UTAH — 3.73%
Granite School District Board of Education GO
5.00%, 06/01/18	(GTD)	65	75,591
State of Utah GO
Series A
5.00%, 01/01/24	(PR 07/01/2018) (Call 07/01/18)	150	176,393
Series C
5.00%, 07/01/18		100	117,436

			369,420
VIRGINIA — 2.75%
County of Fairfax RB Sewer Revenue
5.00%, 07/15/18		50	58,738
Virginia Beach Development Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/18		50	58,283
Virginia Public Building Authority RB Miscellaneous Revenue
Series B
5.00%, 08/01/18	(SAP)	35	40,854
Virginia Public School Authority RB Miscellaneous Revenue
5.00%, 07/15/18	(SAW)	50	58,659
Series C
4.00%, 08/01/18	(SAW)	50	55,926

			272,460
WASHINGTON — 5.82%
City of Seattle RB Electric Power & Light Revenues
Series A
5.00%, 06/01/18		55	63,764

42

Schedule of Investments   (Unaudited) (Continued)

iSHARES® 2018 AMT-FREE MUNI TERM ETF

June 30, 2013

Security	Principal or Shares (000s)	Value

Energy Northwest RB Electric Power & Light Revenues
Series A
5.25%, 07/01/18	$100	$117,687
Energy Northwest RB Nuclear Revenue
Series A
5.00%, 07/01/18	150	174,730
Pierce County RB Sewer Revenue
5.00%, 08/01/18	50	57,955
State of Washington GO
Series 2013A
5.00%, 08/01/18	65	75,837
Series B
5.00%, 08/01/18	75	87,504

577,477
WISCONSIN — 0.87%
State of Wisconsin RB Miscellaneous Revenue
Series 1
5.00%, 07/01/18	50	58,165
Wisconsin Public Power Inc. RB Electric Power & Light Revenues
Series A
5.00%, 07/01/18	(AGM)	25	28,577

86,742

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $9,951,557)	9,750,423

SHORT-TERM INVESTMENTS — 0.18%

MONEY MARKET FUNDS — 0.18%
BlackRock Liquidity Funds — MuniFund, Institutional Shares
0.02%[a,b]	17,454	17,454

17,454

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,454)	17,454

TOTAL INVESTMENTS IN SECURITIES — 98.54%
(Cost: $9,969,011)	9,767,877
Other Assets, Less Liabilities — 1.46%	145,065

NET ASSETS — 100.00%	$9,912,942

COP  —  Certificates of Participation

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —   Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Financial Group Inc.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

XLCA  —  XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

43

Schedule of Investments   (Unaudited)

iSHARES® ASIA 50 ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.20%

CHINA — 25.38%
China Construction Bank Corp. Class H	17,712,960	$12,537,360
China Life Insurance Co. Ltd. Class H	1,620,000	3,843,044
China Mobile Ltd.	1,134,000	11,842,426
China Petroleum & Chemical Corp. Class H	5,583,600	3,930,516
CNOOC Ltd.	3,510,000	5,955,327
Industrial and Commercial Bank of China Ltd. Class H	17,712,115	11,166,624
PetroChina Co. Ltd. Class H	4,536,000	4,824,692
Ping An Insurance (Group) Co. of China Ltd. Class H	405,000	2,725,637
Want Want China Holdings Ltd.[a]	1,458,000	2,052,687

		58,878,313
HONG KONG — 19.02%
AIA Group Ltd.	1,749,600	7,409,975
BOC Hong Kong (Holdings) Ltd.	783,000	2,407,647
Cheung Kong (Holdings) Ltd.	290,000	3,933,293
CLP Holdings Ltd.	432,000	3,494,943
Hang Seng Bank Ltd.	156,600	2,315,782
Hong Kong and China Gas Co. Ltd. (The)	1,252,892	3,062,630
Hong Kong Exchanges and Clearing Ltd.[a]	252,400	3,810,560
Hutchison Whampoa Ltd.	506,000	5,320,067
Li & Fung Ltd.[a]	1,296,000	1,781,168
Power Assets Holdings Ltd.	270,000	2,328,802
Sands China Ltd.	518,400	2,442,840
Sun Hung Kai Properties Ltd.	324,000	4,181,400
Swire Pacific Ltd. Class A	135,000	1,634,338

		44,123,445
SINGAPORE — 10.38%
DBS Group Holdings Ltd.	378,500	4,625,680
Jardine Matheson Holdings Ltd.[a]	58,000	3,509,000
Keppel Corp. Ltd.[a]	324,000	2,656,785
Oversea-Chinese Banking Corp. Ltd.	540,000	4,257,668
Singapore Telecommunications Ltd.[a]	1,620,000	4,815,422
United Overseas Bank Ltd.	270,000	4,227,864

		24,092,419
SOUTH KOREA — 27.07%
Hyundai Heavy Industries Co. Ltd.	9,342	1,501,035
Hyundai Mobis Co. Ltd.[a]	14,904	3,562,709
Hyundai Motor Co.	35,478	7,005,200
KB Financial Group Inc.	83,036	2,486,609
Kia Motors Corp.	58,050	3,156,521
KT&G Corp.	27,756	1,803,332
LG Electronics Inc.	23,490	1,501,484
POSCO	17,928	4,685,879
Samsung C&T Corp.	31,374	1,480,722
Samsung Electronics Co. Ltd.	26,244	30,838,797
Shinhan Financial Group Co. Ltd.	103,148	3,395,968
SK Innovation Co. Ltd.	11,772	1,396,704

		62,814,960

Security	Shares	Value

TAIWAN — 17.35%
Cathay Financial Holding Co. Ltd.	1,944,699	$2,653,838
China Steel Corp.	2,592,088	2,123,244
Chunghwa Telecom Co. Ltd.	810,551	2,758,540
Formosa Chemicals & Fibre Corp.	810,490	1,987,622
Formosa Plastics Corp.	1,026,030	2,481,972
Fubon Financial Holding Co. Ltd.	1,458,000	1,987,231
Hon Hai Precision Industry Co. Ltd.	2,214,298	5,467,220
MediaTek Inc.	270,112	3,140,837
Nan Ya Plastics Corp.	1,350,010	2,846,773
Taiwan Semiconductor Manufacturing Co. Ltd.	3,996,343	14,800,777

		40,248,054

TOTAL COMMON STOCKS
(Cost: $202,186,022)		230,157,191

SHORT-TERM INVESTMENTS — 3.92%

MONEY MARKET FUNDS — 3.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[b,c,d]	5,756,378	5,756,378
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[b,c,d]	402,508	402,508
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	2,930,666	2,930,666

		9,089,552

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,089,552)		9,089,552

TOTAL INVESTMENTS IN SECURITIES — 103.12%
(Cost: $211,275,574)		239,246,743
Other Assets, Less Liabilities — (3.12)%		(7,233,441)

NET ASSETS — 100.00%		$232,013,302

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

44

Schedule of Investments   (Unaudited)

iSHARES® CORE S&P 500 ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.78%

ADVERTISING — 0.16%
Interpublic Group of Companies Inc. (The)	1,284,684	$18,692,152
Omnicom Group Inc.	773,795	48,648,492

		67,340,644
AEROSPACE & DEFENSE — 1.82%
Boeing Co. (The)	2,044,646	209,453,536
General Dynamics Corp.	994,154	77,872,083
L-3 Communications Holdings Inc.	269,915	23,142,512
Lockheed Martin Corp.	796,361	86,373,314
Northrop Grumman Corp.	703,966	58,288,385
Raytheon Co.	971,751	64,252,176
Rockwell Collins Inc.	406,822	25,796,583
United Technologies Corp.	2,532,611	235,380,867

		780,559,456
AGRICULTURE — 1.86%
Altria Group Inc.	6,014,831	210,458,937
Archer-Daniels-Midland Co.	1,973,229	66,912,195
Lorillard Inc.	1,130,489	49,379,760
Philip Morris International Inc.	4,897,515	424,222,749
Reynolds American Inc.	952,595	46,077,020

		797,050,661
AIRLINES — 0.06%
Southwest Airlines Co.	2,166,093	27,920,939

		27,920,939
APPAREL — 0.62%
Coach Inc.	840,825	48,002,699
Nike Inc. Class B	2,167,475	138,024,808
Ralph Lauren Corp.	182,609	31,726,488
VF Corp.	262,188	50,618,015

		268,372,010
AUTO MANUFACTURERS — 0.74%
Ford Motor Co.	11,771,802	182,109,777
General Motors Co.[a,b]	2,305,159	76,784,846
PACCAR Inc.	1,058,784	56,814,350

		315,708,973
AUTO PARTS & EQUIPMENT — 0.37%
BorgWarner Inc.[a]	346,536	29,854,076
Delphi Automotive PLC	869,836	44,091,987
Goodyear Tire & Rubber Co. (The)[a]	736,283	11,257,767
Johnson Controls Inc.	2,051,149	73,410,623

		158,614,453
BANKS — 7.78%
Bank of America Corp.	32,281,530	415,140,476

Security	Shares	Value

Bank of New York Mellon Corp. (The)	3,475,480	$97,487,214
BB&T Corp.	2,101,169	71,187,606
Capital One Financial Corp.	1,749,208	109,867,755
Citigroup Inc.	9,111,838	437,094,869
Comerica Inc.	559,710	22,293,249
Fifth Third Bancorp	2,617,106	47,238,763
Goldman Sachs Group Inc. (The)	1,290,584	195,200,830
Huntington Bancshares Inc.	2,515,290	19,820,485
J.P. Morgan Chase & Co.	11,318,143	597,484,769
KeyCorp	2,760,450	30,475,368
M&T Bank Corp.	366,584	40,965,762
Morgan Stanley	4,108,576	100,372,512
Northern Trust Corp.	651,099	37,698,632
PNC Financial Services Group Inc. (The)[c]	1,585,343	115,603,212
Regions Financial Corp.	4,227,417	40,287,284
State Street Corp.	1,365,649	89,053,971
SunTrust Banks Inc.	1,612,930	50,920,200
U.S. Bancorp	5,538,661	200,222,595
Wells Fargo & Co.	14,749,680	608,719,294
Zions Bancorp	552,563	15,958,019

		3,343,092,865
BEVERAGES — 2.39%
Beam Inc.	482,521	30,451,900
Brown-Forman Corp. Class B NVS	454,792	30,721,200
Coca-Cola Co. (The)	11,469,501	460,041,685
Coca-Cola Enterprises Inc.	772,503	27,161,206
Constellation Brands Inc. Class Aa	462,168	24,088,196
Dr Pepper Snapple Group Inc.	611,938	28,106,312
Molson Coors Brewing Co. Class B NVS	470,907	22,537,609
Monster Beverage Corp.[a,b]	432,973	26,311,769
PepsiCo Inc.	4,630,678	378,743,154

		1,028,163,031
BIOTECHNOLOGY — 2.09%
Alexion Pharmaceuticals Inc.[a]	584,091	53,876,554
Amgen Inc.	2,245,789	221,569,543
Biogen Idec Inc.[a]	710,787	152,961,362
Celgene Corp.[a]	1,249,083	146,030,294
Gilead Sciences Inc.[a,b]	4,567,646	233,909,152
Life Technologies Corp.[a]	515,347	38,140,831
Regeneron Pharmaceuticals Inc.[a,b]	228,598	51,407,118

		897,894,854
BUILDING MATERIALS — 0.09%
Masco Corp.	1,070,199	20,858,178
Vulcan Materials Co.	389,692	18,864,990

		39,723,168
CHEMICALS — 2.39%
Air Products and Chemicals Inc.	623,658	57,108,363
Airgas Inc.	197,633	18,866,046
CF Industries Holdings Inc.	177,761	30,486,012
Dow Chemical Co. (The)	3,622,027	116,520,609
E.I. du Pont de Nemours and Co.	2,756,307	144,706,117
Eastman Chemical Co.	464,851	32,544,219
Ecolab Inc.	797,735	67,959,045
FMC Corp.	408,267	24,928,783
International Flavors & Fragrances Inc.	244,396	18,368,803

45

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

June 30, 2013

Security	Shares	Value

LyondellBasell Industries NV Class A	1,137,410	$75,364,787
Monsanto Co.	1,598,563	157,938,024
Mosaic Co. (The)	828,044	44,557,048
PPG Industries Inc.	427,064	62,526,440
Praxair Inc.	885,598	101,985,466
Sherwin-Williams Co. (The)	256,187	45,242,624
Sigma-Aldrich Corp.	360,890	29,001,120

		1,028,103,506
COAL — 0.07%
CONSOL Energy Inc.	685,650	18,581,115
Peabody Energy Corp.	808,595	11,837,831

		30,418,946
COMMERCIAL SERVICES — 1.31%
ADT Corp. (The)	656,090	26,145,187
Apollo Group Inc. Class Aa,b	1,120	19,846
Automatic Data Processing Inc.	1,452,967	100,051,308
Equifax Inc.	361,700	21,314,981
H&R Block Inc.	816,615	22,661,066
Iron Mountain Inc.	503,125	13,388,156
MasterCard Inc. Class A	313,084	179,866,758
McGraw Hill Financial Inc.	820,076	43,619,843
Moody’s Corp.	579,795	35,326,909
Paychex Inc.	968,518	35,370,277
Quanta Services Inc.[a]	638,589	16,897,065
Robert Half International Inc.	418,512	13,907,154
SAIC Inc.	852,538	11,875,854
Total System Services Inc.	482,350	11,807,928
Western Union Co.	1,670,725	28,586,105

		560,838,437
COMPUTERS — 5.75%
Accenture PLC Class A	1,946,592	140,076,760
Apple Inc.	2,810,799	1,113,301,268
Cognizant Technology Solutions Corp. Class Aa	902,898	56,530,444
Computer Sciences Corp.	450,553	19,720,705
Dell Inc.	4,393,720	58,656,162
EMC Corp.	6,290,843	148,589,712
Hewlett-Packard Co.	5,774,919	143,217,991
International Business Machines Corp.	3,121,048	596,463,483
NetApp Inc.[a]	1,078,168	40,733,187
SanDisk Corp.[a]	727,974	44,479,211
Seagate Technology PLC	954,508	42,790,594
Teradata Corp.[a,b]	490,013	24,613,353
Western Digital Corp.	636,238	39,504,018

		2,468,676,888
COSMETICS & PERSONAL CARE — 2.00%
Avon Products Inc.	1,298,832	27,314,437
Colgate-Palmolive Co.	2,625,464	150,412,833
Estee Lauder Companies Inc. (The) Class A	719,572	47,326,250
Procter & Gamble Co. (The)	8,207,181	631,870,865

		856,924,385
DISTRIBUTION & WHOLESALE — 0.31%
Fastenal Co.	807,367	37,017,777
Fossil Group Inc.[a,b]	158,379	16,362,135

Security	Shares	Value

Genuine Parts Co.	463,380	$36,176,077
W.W. Grainger Inc.	178,986	45,136,689

		134,692,678
DIVERSIFIED FINANCIAL SERVICES — 2.64%
American Express Co.	2,862,120	213,972,091
Ameriprise Financial Inc.	603,021	48,772,339
BlackRock Inc.[c]	373,806	96,012,071
Charles Schwab Corp. (The)	3,296,187	69,978,050
CME Group Inc.	919,836	69,889,139
Discover Financial Services	1,468,494	69,959,054
E*TRADE Financial Corp.[a,b]	860,223	10,890,423
Franklin Resources Inc.	413,700	56,271,474
IntercontinentalExchange Inc.[a,b]	217,650	38,689,464
Invesco Ltd.	1,330,204	42,300,487
Legg Mason Inc.	334,364	10,368,628
NASDAQ OMX Group Inc. (The)	352,981	11,574,247
NYSE Euronext Inc.	728,738	30,169,753
SLM Corp.	1,332,111	30,452,058
T. Rowe Price Group Inc.	776,300	56,786,345
Visa Inc. Class A	1,517,600	277,341,400

		1,133,427,023
ELECTRIC — 2.95%
AES Corp. (The)	1,858,189	22,279,686
Ameren Corp.	727,663	25,060,714
American Electric Power Co. Inc.	1,455,249	65,166,050
CMS Energy Corp.	796,936	21,652,751
Consolidated Edison Inc.	876,578	51,113,263
Dominion Resources Inc.	1,729,811	98,287,861
DTE Energy Co.	520,104	34,852,169
Duke Energy Corp.	2,113,297	142,647,548
Edison International	974,853	46,948,920
Entergy Corp.	532,852	37,129,127
Exelon Corp.	2,562,751	79,137,751
FirstEnergy Corp.	1,251,379	46,726,492
Integrys Energy Group Inc.	237,335	13,891,218
NextEra Energy Inc.	1,271,560	103,606,709
Northeast Utilities	940,997	39,540,694
NRG Energy Inc.	966,860	25,815,162
Pepco Holdings Inc.	745,465	15,028,574
PG&E Corp.	1,323,754	60,535,270
Pinnacle West Capital Corp.	329,724	18,289,790
PPL Corp.	1,772,884	53,647,470
Public Service Enterprise Group Inc.	1,514,134	49,451,616
SCANA Corp.	418,376	20,542,262
Southern Co. (The)	2,606,300	115,016,019
TECO Energy Inc.	613,335	10,543,229
Wisconsin Energy Corp.	686,121	28,124,100
Xcel Energy Inc.	1,487,518	42,156,260

		1,267,190,705
ELECTRICAL COMPONENTS & EQUIPMENT — 0.30%
Emerson Electric Co.	2,152,584	117,401,932
Molex Inc.	415,651	12,195,200

		129,597,132
ELECTRONICS — 1.24%
Agilent Technologies Inc.	1,030,674	44,071,620

46

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

June 30, 2013

Security	Shares	Value

Amphenol Corp. Class A	477,949	$37,251,345
FLIR Systems Inc.	425,500	11,475,735
Garmin Ltd.	328,478	11,877,764
Honeywell International Inc.	2,355,965	186,922,263
Jabil Circuit Inc.	553,020	11,270,548
PerkinElmer Inc.	335,683	10,909,698
TE Connectivity Ltd.	1,243,481	56,628,125
Thermo Fisher Scientific Inc.	1,074,790	90,959,478
Tyco International Ltd.	1,388,292	45,744,221
Waters Corp.[a]	256,869	25,699,743

		532,810,540
ENGINEERING & CONSTRUCTION — 0.12%
Fluor Corp.	488,460	28,970,563
Jacobs Engineering Group Inc.[a]	392,277	21,626,231

		50,596,794
ENTERTAINMENT — 0.03%
International Game Technology	780,937	13,049,457

		13,049,457
ENVIRONMENTAL CONTROL — 0.26%
Republic Services Inc.	889,948	30,204,835
Stericycle Inc.[a,b]	258,783	28,577,407
Waste Management Inc.	1,313,932	52,990,877

		111,773,119
FOOD — 1.83%
Campbell Soup Co.[b]	535,320	23,976,983
ConAgra Foods Inc.	1,246,886	43,553,728
General Mills Inc.	1,930,349	93,679,837
Hershey Co. (The)	448,330	40,026,902
Hormel Foods Corp.	405,047	15,626,713
J.M. Smucker Co. (The)	321,615	33,174,587
Kellogg Co.	759,432	48,778,317
Kraft Foods Group Inc.	1,780,091	99,453,684
Kroger Co. (The)	1,556,603	53,765,068
McCormick & Co. Inc. NVS	395,536	27,829,913
Mondelez International Inc. Class A	5,343,438	152,448,286
Safeway Inc.	723,047	17,107,292
Sysco Corp.	1,776,793	60,695,249
Tyson Foods Inc. Class A	851,311	21,861,667
Whole Foods Market Inc.	1,032,412	53,148,570

		785,126,796
FOREST PRODUCTS & PAPER — 0.18%
International Paper Co.	1,331,659	59,005,810
MeadWestvaco Corp.	530,699	18,102,143

		77,107,953
GAS — 0.30%
AGL Resources Inc.	354,450	15,191,727
CenterPoint Energy Inc.	1,285,073	30,186,365
NiSource Inc.	935,782	26,800,796
Sempra Energy	674,713	55,164,535

		127,343,423

Security	Shares	Value

HAND & MACHINE TOOLS — 0.12%
Snap-on Inc.	174,770	$15,620,943
Stanley Black & Decker Inc.	484,214	37,429,742

		53,050,685
HEALTH CARE — PRODUCTS — 1.76%
Baxter International Inc.	1,622,853	112,415,027
Becton, Dickinson and Co.	581,472	57,466,878
Boston Scientific Corp.[a]	4,034,782	37,402,429
C.R. Bard Inc.	224,446	24,392,791
CareFusion Corp.[a]	659,197	24,291,410
Covidien PLC	1,408,831	88,530,940
Edwards Lifesciences Corp.[a,b]	338,793	22,766,890
Hospira Inc.[a,b]	496,273	19,012,219
Intuitive Surgical Inc.[a,b]	120,274	60,928,403
Medtronic Inc.	3,028,469	155,875,299
St. Jude Medical Inc.	847,511	38,671,927
Stryker Corp.	860,053	55,628,228
Varian Medical Systems Inc.[a,b]	325,152	21,931,502
Zimmer Holdings Inc.	503,589	37,738,960

		757,052,903
HEALTH CARE — SERVICES — 1.28%
Aetna Inc.	1,132,642	71,968,073
Cigna Corp.	854,196	61,920,668
DaVita HealthCare Partners Inc.[a,b]	253,855	30,665,684
Humana Inc.	471,108	39,752,093
Laboratory Corp. of America Holdings[a,b]	278,763	27,904,176
Quest Diagnostics Inc.	472,367	28,639,611
Tenet Healthcare Corp.[a]	310,359	14,307,550
UnitedHealth Group Inc.	3,054,325	199,997,201
WellPoint Inc.	899,412	73,607,878

		548,762,934
HOLDING COMPANIES — DIVERSIFIED — 0.05%
Leucadia National Corp.	884,786	23,199,089

		23,199,089
HOME BUILDERS — 0.13%
D.R. Horton Inc.[b]	840,778	17,891,756
Lennar Corp. Class Ab	496,152	17,881,318
PulteGroup Inc.[a]	1,022,636	19,399,405

		55,172,479
HOME FURNISHINGS — 0.09%
Harman International Industries Inc.	203,757	11,043,629
Whirlpool Corp.	237,447	27,154,439

		38,198,068
HOUSEHOLD PRODUCTS & WARES — 0.37%
Avery Dennison Corp.	298,632	12,769,504
Clorox Co. (The)	394,826	32,825,834
Kimberly-Clark Corp.	1,151,668	111,873,030

		157,468,368

47

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

June 30, 2013

Security	Shares	Value

HOUSEWARES — 0.05%
Newell Rubbermaid Inc.	865,129	$22,709,636

		22,709,636
INSURANCE — 4.39%
ACE Ltd.	1,018,617	91,145,849
Aflac Inc.	1,396,077	81,139,995
Allstate Corp. (The)	1,403,198	67,521,888
American International Group Inc.[a]	4,420,836	197,611,369
Aon PLC	925,427	59,551,228
Assurant Inc.	230,853	11,752,726
Berkshire Hathaway Inc. Class Ba	5,462,724	611,388,070
Chubb Corp. (The)	776,006	65,688,908
Cincinnati Financial Corp.	440,743	20,230,104
Genworth Financial Inc. Class Aa	1,478,745	16,872,480
Hartford Financial Services Group Inc. (The)	1,363,620	42,163,130
Lincoln National Corp.	805,064	29,360,684
Loews Corp.	919,180	40,811,592
Marsh & McLennan Companies Inc.	1,648,080	65,791,354
MetLife Inc.	3,278,991	150,046,628
Principal Financial Group Inc.	827,101	30,974,932
Progressive Corp. (The)	1,657,850	42,142,547
Prudential Financial Inc.	1,395,390	101,905,332
Torchmark Corp.	277,348	18,066,449
Travelers Companies Inc. (The)	1,127,177	90,083,986
Unum Group	800,451	23,509,246
XL Group PLC	868,767	26,341,015

		1,884,099,512
INTERNET — 3.60%
Amazon.com Inc.[a]	1,090,582	302,843,716
eBay Inc.[a]	3,497,583	180,894,993
Expedia Inc.	279,683	16,822,932
F5 Networks Inc.[a,b]	236,273	16,255,582
Google Inc. Class Aa	804,693	708,427,576
Netflix Inc.[a,b]	167,939	35,450,243
Priceline.com Inc.[a]	154,452	127,751,883
Symantec Corp.	2,084,478	46,838,221
TripAdvisor Inc.[a,b]	331,046	20,150,770
VeriSign Inc.[a,b]	452,074	20,189,625
Yahoo! Inc.[a]	2,852,825	71,634,436

		1,547,259,977
IRON & STEEL — 0.15%
Allegheny Technologies Inc.	323,761	8,518,152
Cliffs Natural Resources Inc.[b]	459,094	7,460,277
Nucor Corp.	950,609	41,180,382
United States Steel Corp.[b]	432,668	7,584,670

		64,743,481
LEISURE TIME — 0.19%
Carnival Corp.	1,328,435	45,552,036
Harley-Davidson Inc.	670,147	36,737,459

		82,289,495
LODGING — 0.28%
Marriott International Inc. Class A	718,421	29,002,656

Security	Shares	Value

Starwood Hotels & Resorts Worldwide Inc.	581,817	$36,765,016
Wyndham Worldwide Corp.	407,506	23,321,568
Wynn Resorts Ltd.	239,299	30,630,272

		119,719,512
MACHINERY — 1.02%
Caterpillar Inc.	1,968,821	162,408,044
Cummins Inc.	528,193	57,287,813
Deere & Co.	1,161,941	94,407,706
Flowserve Corp.	428,832	23,161,216
Joy Global Inc.	318,683	15,465,686
Rockwell Automation Inc.	417,564	34,716,271
Roper Industries Inc.	296,129	36,785,145
Xylem Inc.	555,631	14,968,699

		439,200,580
MANUFACTURING — 3.34%
3M Co.	1,901,432	207,921,589
Danaher Corp.	1,742,382	110,292,781
Dover Corp.	511,763	39,743,515
Eaton Corp. PLC	1,416,647	93,229,539
General Electric Co.	30,963,296	718,038,834
Illinois Tool Works Inc.	1,240,870	85,830,978
Ingersoll-Rand PLC	831,701	46,176,039
Leggett & Platt Inc.	428,476	13,321,319
Pall Corp.	334,608	22,228,009
Parker Hannifin Corp.	446,502	42,596,291
Pentair Ltd. Registered	610,882	35,241,783
Textron Inc.	833,206	21,705,016

		1,436,325,693
MEDIA — 3.52%
Cablevision NY Group Class A	648,782	10,912,513
CBS Corp. Class B NVS	1,708,724	83,505,342
Comcast Corp. Class A	7,885,709	330,253,493
DIRECTV[a]	1,672,525	103,060,991
Discovery Communications Inc. Series Aa,b	732,554	56,560,494
Gannett Co. Inc.	686,408	16,789,540
News Corp. Class A NVS	5,960,479	194,311,615
Scripps Networks Interactive Inc. Class A	254,986	17,022,865
Time Warner Cable Inc.	871,296	98,003,374
Time Warner Inc.	2,791,344	161,395,510
Viacom Inc. Class B NVS	1,335,885	90,906,974
Walt Disney Co. (The)	5,392,890	340,561,004
Washington Post Co. (The) Class Bb	13,619	6,588,464

		1,509,872,179
METAL FABRICATE & HARDWARE — 0.23%
Precision Castparts Corp.	438,153	99,026,960

		99,026,960
MINING — 0.36%
Alcoa Inc.	3,206,956	25,078,396
Freeport-McMoRan Copper & Gold Inc.	3,108,861	85,835,652
Newmont Mining Corp.	1,487,564	44,552,542

		155,466,590

48

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

June 30, 2013

Security	Shares	Value

OFFICE & BUSINESS EQUIPMENT — 0.10%
Pitney Bowes Inc.[b]	604,151	$8,868,936
Xerox Corp.	3,670,968	33,295,680

		42,164,616
OIL & GAS — 8.48%
Anadarko Petroleum Corp.	1,501,625	129,034,636
Apache Corp.	1,173,373	98,363,859
Cabot Oil & Gas Corp.	630,528	44,780,099
Chesapeake Energy Corp.[b]	1,556,159	31,714,520
Chevron Corp.	5,806,225	687,108,666
ConocoPhillips	3,661,168	221,500,664
Denbury Resources Inc.[a,b]	1,119,058	19,382,085
Devon Energy Corp.	1,130,359	58,643,025
Diamond Offshore Drilling Inc.	208,460	14,339,963
Ensco PLC Class A	696,837	40,500,166
EOG Resources Inc.	814,720	107,282,330
EQT Corp.	449,850	35,704,595
Exxon Mobil Corp.	13,314,615	1,202,975,465
Helmerich & Payne Inc.	319,128	19,929,544
Hess Corp.	894,060	59,446,049
Marathon Oil Corp.	2,122,508	73,396,327
Marathon Petroleum Corp.	972,570	69,110,824
Murphy Oil Corp.	544,054	33,127,448
Nabors Industries Ltd.[b]	883,530	13,526,844
Newfield Exploration Co.[a]	406,150	9,702,924
Noble Corp.	759,568	28,544,565
Noble Energy Inc.	1,075,329	64,562,753
Occidental Petroleum Corp.	2,412,481	215,265,680
Phillips 66	1,854,246	109,233,632
Pioneer Natural Resources Co.	408,898	59,187,985
QEP Resources Inc.	537,596	14,934,417
Range Resources Corp.	487,777	37,714,918
Rowan Companies PLC Class Aa,b	372,461	12,689,746
Southwestern Energy Co.[a,b]	1,051,306	38,404,208
Tesoro Corp.	407,246	21,307,111
Valero Energy Corp.	1,632,505	56,762,199
WPX Energy Inc.[a,b]	600,482	11,373,129

		3,639,550,376
OIL & GAS SERVICES — 1.48%
Baker Hughes Inc.	1,322,676	61,015,044
Cameron International Corp.[a]	742,181	45,391,790
FMC Technologies Inc.[a,b]	709,396	39,499,169
Halliburton Co.	2,790,932	116,437,683
National Oilwell Varco Inc.	1,279,454	88,154,381
Schlumberger Ltd.	3,980,976	285,276,740

		635,774,807
PACKAGING & CONTAINERS — 0.14%
Ball Corp.	446,141	18,532,697
Bemis Co. Inc.	308,564	12,077,195
Owens-Illinois Inc.[a]	493,332	13,709,696
Sealed Air Corp.	587,268	14,065,069

		58,384,657
PHARMACEUTICALS — 7.18%
Abbott Laboratories	4,667,921	162,817,084

Security	Shares	Value

AbbVie Inc.	4,742,388	$196,050,320
Actavis Inc.[a]	382,266	48,249,615
Allergan Inc.	887,567	74,768,644
AmerisourceBergen Corp.	690,590	38,555,640
Bristol-Myers Squibb Co.	4,918,528	219,809,016
Cardinal Health Inc.	1,022,888	48,280,314
DENTSPLY International Inc.	429,715	17,601,126
Eli Lilly and Co.	2,968,583	145,816,797
Express Scripts Holding Co.[a]	2,444,466	150,799,108
Forest Laboratories Inc.[a]	703,728	28,852,848
Johnson & Johnson	8,411,150	722,181,339
McKesson Corp.	678,551	77,694,090
Mead Johnson Nutrition Co. Class A	605,893	48,004,902
Merck & Co. Inc.	9,042,157	420,008,193
Mylan Inc.[a,b]	1,139,504	35,358,809
Patterson Companies Inc.	250,840	9,431,584
Perrigo Co.	265,110	32,078,310
Pfizer Inc.	19,982,802	559,718,284
Zoetis Inc.	1,483,724	45,832,234

		3,081,908,257
PIPELINES — 0.54%
Kinder Morgan Inc.	1,891,871	72,174,879
ONEOK Inc.	618,081	25,532,926
Spectra Energy Corp.	2,003,797	69,050,844
Williams Companies Inc. (The)	2,044,102	66,371,992

		233,130,641
REAL ESTATE — 0.05%
CBRE Group Inc. Class Aa	910,680	21,273,485

		21,273,485
REAL ESTATE INVESTMENT TRUSTS — 2.10%
American Tower Corp.	1,184,235	86,650,475
Apartment Investment and Management Co. Class A	437,537	13,143,611
AvalonBay Communities Inc.	363,920	49,096,447
Boston Properties Inc.	454,040	47,887,599
Equity Residential[b]	959,409	55,703,287
HCP Inc.	1,360,523	61,822,165
Health Care REIT Inc.[b]	851,379	57,067,934
Host Hotels & Resorts Inc.[b]	2,227,002	37,569,524
Kimco Realty Corp.[b]	1,225,780	26,268,465
Macerich Co. (The)	412,301	25,137,992
Plum Creek Timber Co. Inc.[b]	488,365	22,791,995
Prologis Inc.	1,491,290	56,251,459
Public Storage	432,222	66,272,599
Simon Property Group Inc.	912,789	144,147,639
Ventas Inc.[b]	877,623	60,959,694
Vornado Realty Trust	508,878	42,160,542
Weyerhaeuser Co.	1,726,833	49,197,472

		902,128,899
RETAIL — 6.53%
Abercrombie & Fitch Co. Class A	234,941	10,631,080
AutoNation Inc.[a,b]	116,277	5,045,259
AutoZone Inc.[a,b]	108,668	46,041,545
Bed Bath & Beyond Inc.[a,b]	654,039	46,371,365
Best Buy Co. Inc.	805,115	22,003,793
CarMax Inc.[a,b]	673,386	31,083,498

49

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

June 30, 2013

Security	Shares	Value

Chipotle Mexican Grill Inc.[a,b]	92,380	$33,658,653
Costco Wholesale Corp.	1,307,660	144,587,966
CVS Caremark Corp.	3,666,355	209,642,179
Darden Restaurants Inc.	389,279	19,650,804
Dollar General Corp.[a]	901,239	45,449,483
Dollar Tree Inc.[a]	669,226	34,023,450
Family Dollar Stores Inc.	286,149	17,829,944
GameStop Corp. Class Ab	356,864	14,998,994
Gap Inc. (The)	867,032	36,181,245
Home Depot Inc. (The)	4,374,302	338,877,176
J.C. Penney Co. Inc.[a,b]	429,454	7,335,074
Kohl’s Corp.	611,050	30,864,135
L Brands Inc.	718,240	35,373,320
Lowe’s Companies Inc.	3,211,294	131,341,925
Macy’s Inc.	1,148,353	55,120,944
McDonald’s Corp.	3,002,106	297,208,494
Nordstrom Inc.	445,978	26,731,921
O’Reilly Automotive Inc.[a,b]	330,365	37,205,706
PetSmart Inc.	309,814	20,754,440
PVH Corp.	243,076	30,396,654
Ross Stores Inc.	657,543	42,615,362
Staples Inc.	1,991,002	31,577,292
Starbucks Corp.	2,241,957	146,825,764
Target Corp.	1,921,545	132,317,589
Tiffany & Co.	359,679	26,199,018
TJX Companies Inc. (The)	2,155,320	107,895,319
Urban Outfitters Inc.[a]	330,473	13,291,624
Wal-Mart Stores Inc.	4,905,935	365,443,098
Walgreen Co.	2,581,838	114,117,240
Yum! Brands Inc.	1,347,000	93,400,980

		2,802,092,333
SAVINGS & LOANS — 0.07%
Hudson City Bancorp Inc.	1,425,611	13,058,597
People’s United Financial Inc.	1,016,724	15,149,187

		28,207,784
SEMICONDUCTORS — 2.81%
Advanced Micro Devices Inc.[a,b]	1,821,249	7,430,696
Altera Corp.	960,030	31,671,390
Analog Devices Inc.	921,851	41,538,606
Applied Materials Inc.	3,596,664	53,626,260
Broadcom Corp. Class A	1,572,277	53,080,071
First Solar Inc.[a,b]	199,211	8,910,708
Intel Corp.	14,885,518	360,527,246
KLA-Tencor Corp.	497,431	27,721,830
Lam Research Corp.[a]	488,000	21,637,920
Linear Technology Corp.	699,467	25,768,364
LSI Corp.[a]	1,648,009	11,766,784
Microchip Technology Inc.[b]	591,197	22,022,088
Micron Technology Inc.[a,b]	3,081,620	44,159,615
NVIDIA Corp.	1,733,050	24,314,691
QUALCOMM Inc.	5,173,921	316,023,095
Teradyne Inc.[a,b]	571,673	10,044,295
Texas Instruments Inc.	3,321,325	115,814,603
Xilinx Inc.	791,330	31,344,581

		1,207,402,843
SOFTWARE — 3.72%
Adobe Systems Inc.[a]	1,502,911	68,472,625

Security	Shares	Value

Akamai Technologies Inc.[a]	532,892	$22,674,555
Autodesk Inc.[a]	674,182	22,881,737
BMC Software Inc.[a]	397,253	17,932,000
CA Inc.	993,251	28,436,776
Cerner Corp.[a,b]	437,043	41,995,462
Citrix Systems Inc.[a]	561,125	33,852,671
Dun & Bradstreet Corp. (The)	119,747	11,669,345
Electronic Arts Inc.[a,b]	907,519	20,845,711
Fidelity National Information Services Inc.	876,645	37,555,472
Fiserv Inc.[a,b]	398,205	34,807,099
Intuit Inc.	835,255	50,975,613
Microsoft Corp.	22,506,515	777,149,963
Oracle Corp.	11,002,631	338,000,824
Red Hat Inc.[a]	568,603	27,190,596
Salesforce.com Inc.[a,b]	1,624,866	62,037,384

		1,596,477,833
TELECOMMUNICATIONS — 4.13%
AT&T Inc.	16,110,287	570,304,160
CenturyLink Inc.	1,823,441	64,458,639
Cisco Systems Inc.	16,003,470	389,044,356
Corning Inc.	4,416,328	62,844,348
Crown Castle International Corp.[a]	877,667	63,534,314
Frontier Communications Corp.[b]	2,992,137	12,118,155
Harris Corp.	328,651	16,186,062
JDS Uniphase Corp.[a,b]	709,309	10,199,863
Juniper Networks Inc.[a]	1,518,178	29,316,017
Motorola Solutions Inc.	812,868	46,926,870
Sprint Nextel Corp.[a]	9,035,808	63,431,372
Verizon Communications Inc.	8,567,563	431,291,121
Windstream Corp.[b]	1,777,630	13,705,527

		1,773,360,804
TEXTILES — 0.03%
Cintas Corp.	312,343	14,224,100

		14,224,100
TOYS, GAMES & HOBBIES — 0.15%
Hasbro Inc.	345,312	15,480,337
Mattel Inc.	1,033,478	46,826,888

		62,307,225
TRANSPORTATION — 1.68%
C.H. Robinson Worldwide Inc.	481,456	27,110,787
CSX Corp.	3,060,170	70,965,342
Expeditors International of Washington Inc.	619,563	23,549,590
FedEx Corp.	882,441	86,991,034
Kansas City Southern Industries Inc.	329,451	34,908,628
Norfolk Southern Corp.	943,446	68,541,352
Ryder System Inc.	155,685	9,464,091
Union Pacific Corp.	1,397,727	215,641,321
United Parcel Service Inc. Class B	2,127,545	183,990,092

		721,162,237

TOTAL COMMON STOCKS (Cost: $39,968,089,537)		42,845,287,874

50

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

June 30, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.49%

MONEY MARKET FUNDS — 2.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	829,044,567	$829,044,567
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	57,970,043	57,970,043
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	183,982,800	183,982,800

		1,070,997,410

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,070,997,410)		1,070,997,410

TOTAL INVESTMENTS IN SECURITIES — 102.27%
(Cost: $41,039,086,947)		43,916,285,284

SHORT POSITIONS[f] — (0.02)%

COMMON STOCKS — (0.02)%
Mallinckrodt PLC[a]	(175,441)	(7,969,707)

		(7,969,707)

TOTAL SHORT POSITIONS
(Proceeds: $7,969,707)		(7,969,707)
Other Assets, Less Liabilities — (2.25)%		(965,964,867)

NET ASSETS — 100.00%		$42,942,350,710

NVS —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
[f]

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

Financial futures contracts purchased as of June 30, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
1,241	E-mini S&P 500 (Sep. 2013)	Chicago Mercantile	$99,236,565	$(915,851)

See accompanying notes to schedules of investments.

51

Schedule of Investments   (Unaudited)

iSHARES® CORE S&P MID-CAP ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.92%

ADVERTISING — 0.18%
Lamar Advertising Co. Class Aa	666,191	$28,912,689

		28,912,689
AEROSPACE & DEFENSE — 1.37%
Alliant Techsystems Inc.	388,258	31,965,281
B/E Aerospace Inc.[a]	1,258,580	79,391,226
Esterline Technologies Corp.[a]	375,755	27,163,329
Exelis Inc.	2,254,856	31,094,464
Triumph Group Inc.	620,064	49,078,066

		218,692,366
AGRICULTURE — 0.10%
Universal Corp.	280,557	16,230,222

		16,230,222
AIRLINES — 0.38%
Alaska Air Group Inc.[a,b]	846,060	43,995,120
JetBlue Airways Corp.[a,b]	2,697,222	16,992,499

		60,987,619
APPAREL — 1.14%
Carter’s Inc.	611,304	45,279,287
Deckers Outdoor Corp.[a,b]	414,657	20,944,325
Hanesbrands Inc.	1,184,769	60,920,822
Under Armour Inc. Class Aa,b	933,370	55,731,523

		182,875,957
AUTO MANUFACTURERS — 0.25%
Oshkosh Corp.[a]	1,058,449	40,189,309

		40,189,309
BANKS — 4.19%
Associated Banc-Corp	2,014,449	31,324,682
BancorpSouth Inc.	1,007,928	17,840,326
Bank of Hawaii Corp.	539,606	27,152,974
Cathay General Bancorp	876,617	17,839,156
City National Corp.[b]	572,073	36,252,266
Commerce Bancshares Inc.	927,829	40,416,231
Cullen/Frost Bankers Inc.[b]	720,171	48,085,818
East West Bancorp Inc.	1,633,512	44,921,580
First Horizon National Corp.	2,899,408	32,473,370
FirstMerit Corp.	1,993,217	39,924,136
Fulton Financial Corp.	2,354,367	27,028,133
Hancock Holding Co.	1,019,179	30,646,713
International Bancshares Corp.	656,187	14,816,702
Prosperity Bancshares Inc.	563,712	29,194,644
Signature Bank[a,b]	567,878	47,145,232
SVB Financial Group[a]	541,632	45,128,778
Synovus Financial Corp.	9,575,968	27,961,827
TCF Financial Corp.[b]	1,966,682	27,887,551

Security	Shares	Value

Trustmark Corp.	808,436	$19,871,357
Valley National Bancorp[b]	2,394,941	22,680,091
Webster Financial Corp.	1,084,387	27,847,058
Westamerica Bancorp[b]	325,184	14,857,657

		671,296,282
BEVERAGES — 0.70%
Green Mountain Coffee Roasters Inc.[a,b]	1,487,501	111,651,825

		111,651,825
BIOTECHNOLOGY — 1.88%
Bio-Rad Laboratories Inc. Class Aa	242,909	27,254,390
Charles River Laboratories International Inc.[a]	587,033	24,085,964
United Therapeutics Corp.[a,b]	557,291	36,680,894
Vertex Pharmaceuticals Inc.[a]	2,662,151	212,626,000

		300,647,248
BUILDING MATERIALS — 1.43%
Eagle Materials Inc.	564,587	37,415,180
Fortune Brands Home & Security Inc.	1,985,660	76,924,468
Lennox International Inc.	552,916	35,685,199
Louisiana-Pacific Corp.[a]	1,681,343	24,867,063
Martin Marietta Materials Inc.	551,640	54,292,409

		229,184,319
CHEMICALS — 2.68%
Albemarle Corp.	1,055,689	65,758,868
Ashland Inc.	883,568	73,777,928
Cabot Corp.	718,855	26,899,554
Cytec Industries Inc.	503,824	36,905,108
Intrepid Potash Inc.	644,282	12,273,572
Minerals Technologies Inc.	420,598	17,387,521
NewMarket Corp.[b]	128,635	33,774,406
Olin Corp.	962,642	23,026,397
RPM International Inc.	1,593,061	50,882,368
Sensient Technologies Corp.	602,079	24,366,137
Valspar Corp. (The)	982,109	63,512,989

		428,564,848
COAL — 0.15%
Alpha Natural Resources Inc.[a,b]	2,675,246	14,018,289
Arch Coal Inc.[b]	2,561,894	9,683,959

		23,702,248
COMMERCIAL SERVICES — 5.62%
Aaron’s Inc.	846,544	23,711,697
Alliance Data Systems Corp.[a,b]	590,528	106,903,284
Apollo Group Inc. Class Aa	1,199,466	21,254,538
Brink’s Co. (The)	579,494	14,782,892
Convergys Corp.	1,267,031	22,084,350
CoreLogic Inc.[a]	1,152,062	26,693,277
Corporate Executive Board Co. (The)	403,388	25,502,189
Deluxe Corp.	612,157	21,211,240
DeVry Inc.[b]	680,338	21,104,085
FTI Consulting Inc.[a,b]	486,290	15,994,078
Gartner Inc.[a]	1,128,859	64,333,674
Global Payments Inc.	928,063	42,987,878

52

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

June 30, 2013

Security	Shares	Value

HMS Holdings Corp.[a,b]	1,054,309	$24,565,400
Lender Processing Services Inc.	1,022,045	33,063,156
Manpowergroup Inc.	927,952	50,851,770
Matthews International Corp. Class A	331,084	12,481,867
Monster Worldwide Inc.[a,b]	1,400,008	6,874,039
R.R. Donnelley & Sons Co.[b]	2,177,421	30,505,668
Rent-A-Center Inc.	697,703	26,198,748
Rollins Inc.	792,797	20,533,442
SEI Investments Co.	1,613,552	45,873,283
Service Corp. International	2,543,650	45,862,009
Sotheby’s	821,212	31,132,147
Strayer Education Inc.[b]	130,430	6,368,897
Towers Watson & Co. Class A	677,973	55,553,108
United Rentals Inc.[a,b]	1,132,803	56,538,198
Valassis Communications Inc.	462,980	11,384,678
WEX Inc.[a]	466,022	35,743,887

		900,093,479
COMPUTERS — 2.78%
3D Systems Corp.[a,b]	1,113,851	48,898,059
Cadence Design Systems Inc.[a,b]	3,407,063	49,334,272
Diebold Inc.	766,896	25,836,726
DST Systems Inc.	359,560	23,490,055
Jack Henry & Associates Inc.	1,035,800	48,817,254
Lexmark International Inc. Class Ab	761,555	23,280,736
Mentor Graphics Corp.	1,143,520	22,355,816
MICROS Systems Inc.[a,b]	943,022	40,691,399
NCR Corp.[a]	1,979,555	65,305,520
Riverbed Technology Inc.[a]	1,965,250	30,579,290
Synopsys Inc.[a]	1,847,946	66,064,070

		444,653,197
DISTRIBUTION & WHOLESALE — 1.46%
Arrow Electronics Inc.[a]	1,256,270	50,062,359
Ingram Micro Inc. Class Aa	1,828,086	34,715,353
LKQ Corp.[a]	3,591,541	92,482,181
Owens & Minor Inc.	764,194	25,852,683
Watsco Inc.	355,753	29,869,022

		232,981,598
DIVERSIFIED FINANCIAL SERVICES — 2.35%
Affiliated Managers Group Inc.[a]	633,148	103,798,283
CBOE Holdings Inc.	1,051,317	49,033,425
Eaton Vance Corp. NVS	1,459,622	54,867,191
Federated Investors Inc. Class Bb	1,136,624	31,154,864
Greenhill & Co. Inc.	318,226	14,555,657
Janus Capital Group Inc.	2,270,958	19,325,853
Raymond James Financial Inc.	1,362,046	58,540,737
Waddell & Reed Financial Inc. Class A	1,030,475	44,825,662

		376,101,672
ELECTRIC — 3.51%
Alliant Energy Corp.	1,332,849	67,202,246
Black Hills Corp.	535,043	26,083,346
Cleco Corp.	729,234	33,858,335
Great Plains Energy Inc.	1,850,172	41,702,877
Hawaiian Electric Industries Inc.[b]	1,189,785	30,113,458
IDACORP Inc.	606,417	28,962,476
MDU Resources Group Inc.	2,264,798	58,680,916

Security	Shares	Value

National Fuel Gas Co.	1,002,247	$58,080,214
NV Energy Inc.	2,831,873	66,435,741
OGE Energy Corp.	1,192,517	81,329,659
PNM Resources Inc.	954,899	21,189,209
Westar Energy Inc.	1,524,207	48,713,656

		562,352,133
ELECTRICAL COMPONENTS & EQUIPMENT — 2.00%
Acuity Brands Inc.	516,335	38,993,619
AMETEK Inc.	2,924,881	123,722,466
Energizer Holdings Inc.	749,083	75,290,333
General Cable Corp.	602,488	18,526,506
Hubbell Inc. Class B	642,103	63,568,197

		320,101,121
ELECTRONICS — 2.33%
Avnet Inc.[a]	1,647,475	55,355,160
Gentex Corp.	1,726,981	39,806,912
Itron Inc.[a,b]	473,126	20,074,736
Mettler-Toledo International Inc.[a,b]	362,930	73,021,516
National Instruments Corp.	1,144,159	31,967,803
Tech Data Corp.[a,b]	456,815	21,511,418
Trimble Navigation Ltd.[a]	3,069,098	79,827,239
Vishay Intertechnology Inc.[a,b]	1,587,870	22,055,514
Woodward Inc.	730,305	29,212,200

		372,832,498
ENGINEERING & CONSTRUCTION — 0.95%
AECOM Technology Corp.[a]	1,235,506	39,276,736
Granite Construction Inc.	430,479	12,811,055
KBR Inc.	1,773,019	57,623,117
URS Corp.	910,280	42,983,422

		152,694,330
ENTERTAINMENT — 0.62%
Bally Technologies Inc.[a,b]	462,552	26,097,184
Cinemark Holdings Inc.	1,227,443	34,270,208
DreamWorks Animation SKG Inc. Class Aa,b	858,086	22,018,487
International Speedway Corp. Class A	304,319	9,576,919
Scientific Games Corp. Class Aa	633,068	7,122,015

		99,084,813
ENVIRONMENTAL CONTROL — 0.69%
Clean Harbors Inc.[a,b]	646,352	32,660,167
Mine Safety Appliances Co.	377,478	17,571,601
Waste Connections Inc.	1,481,603	60,953,147

		111,184,915
FOOD — 2.33%
Dean Foods Co.[a]	2,227,225	22,316,795
Flowers Foods Inc.	2,064,702	45,526,679
Harris Teeter Supermarkets Inc.	594,834	27,873,921
Hillshire Brands Co.	1,481,680	49,013,975
Ingredion Inc.	932,282	61,176,345
Lancaster Colony Corp.	232,437	18,127,762
Post Holdings Inc.[a]	394,740	17,234,348
Smithfield Foods Inc.[a,b]	1,501,975	49,189,681

53

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

June 30, 2013

Security	Shares	Value

SUPERVALU Inc.[b]	2,395,764	$14,901,652
Tootsie Roll Industries Inc.[b]	249,690	7,935,148
United Natural Foods Inc.[a,b]	591,687	31,945,181
WhiteWave Foods Co. Class Aa,b	1,667,435	27,095,819

		372,337,306
FOREST PRODUCTS & PAPER — 0.17%
Domtar Corp.	405,463	26,963,290

		26,963,290
GAS — 1.30%
Atmos Energy Corp.	1,089,748	44,745,053
Questar Corp.	2,105,442	50,214,792
UGI Corp.	1,365,901	53,420,388
Vectren Corp.	988,331	33,435,238
WGL Holdings Inc.	622,789	26,916,940

		208,732,411
HAND & MACHINE TOOLS — 0.81%
Kennametal Inc.	943,500	36,636,105
Lincoln Electric Holdings Inc.	997,215	57,110,503
Regal Beloit Corp.	542,611	35,182,897

		128,929,505
HEALTH CARE — PRODUCTS — 3.27%
Cooper Companies Inc. (The)	585,446	69,697,346
Henry Schein Inc.[a,b]	1,045,911	100,145,978
Hill-Rom Holdings Inc.	721,019	24,283,920
Hologic Inc.[a,b]	3,239,442	62,521,231
IDEXX Laboratories Inc.[a,b]	649,962	58,353,588
Masimo Corp.	617,155	13,083,686
ResMed Inc.[b]	1,713,548	77,332,421
Steris Corp.	708,311	30,372,376
TECHNE Corp.	414,979	28,666,749
Teleflex Inc.	494,607	38,327,097
Thoratec Corp.[a]	686,509	21,494,597

		524,278,989
HEALTH CARE — SERVICES — 2.29%
Community Health Systems Inc.	1,133,049	53,117,337
Covance Inc.[a,b]	671,775	51,148,948
Health Management Associates Inc. Class Aa	3,116,821	48,996,426
Health Net Inc.[a]	957,878	30,479,678
LifePoint Hospitals Inc.[a]	567,988	27,740,534
MEDNAX Inc.[a,b]	601,174	55,055,515
Universal Health Services Inc. Class B	1,070,154	71,657,512
WellCare Health Plans Inc.[a]	521,498	28,969,214

		367,165,164
HOLDING COMPANIES — DIVERSIFIED — 0.13%
Apollo Investment Corp.	2,687,057	20,797,821

		20,797,821
HOME BUILDERS — 1.07%
KB Home	984,325	19,322,300
M.D.C. Holdings Inc.	468,896	15,243,809

Security	Shares	Value

NVR Inc.[a]	56,216	$51,831,152
Thor Industries Inc.[b]	530,574	26,093,629
Toll Brothers Inc.[a]	1,809,662	59,049,271

		171,540,161
HOME FURNISHINGS — 0.20%
Tempur Sealy International Inc.[a,b]	723,603	31,766,172

		31,766,172
HOUSEHOLD PRODUCTS & WARES — 1.42%
Church & Dwight Co. Inc.	1,661,970	102,560,169
Jarden Corp.[a]	1,213,528	53,091,850
Scotts Miracle-Gro Co. (The) Class Ab	465,601	22,493,184
Tupperware Brands Corp.	634,748	49,313,572

		227,458,775
INSURANCE — 4.91%
Alleghany Corp.[a]	202,570	77,647,107
American Financial Group Inc.	907,672	44,394,237
Arthur J. Gallagher & Co.	1,524,875	66,621,789
Aspen Insurance Holdings Ltd.	821,759	30,479,041
Brown & Brown Inc.	1,418,187	45,722,349
Everest Re Group Ltd.	600,863	77,066,688
Fidelity National Financial Inc. Class A	2,567,654	61,135,842
First American Financial Corp.	1,305,264	28,768,019
Hanover Insurance Group Inc. (The)	530,980	25,980,851
HCC Insurance Holdings Inc.	1,208,943	52,117,533
Kemper Corp.	651,229	22,304,593
Mercury General Corp.	411,376	18,084,089
Old Republic International Corp.	2,909,413	37,444,145
Primerica Inc.	557,222	20,862,392
Protective Life Corp.	946,119	36,340,431
Reinsurance Group of America Inc.	870,919	60,189,212
StanCorp Financial Group Inc.[b]	532,203	26,296,150
W.R. Berkley Corp.	1,327,031	54,222,487

		785,676,955
INTERNET — 1.59%
AOL Inc.[a]	933,590	34,057,363
Equinix Inc.[a,b]	592,827	109,507,003
Rackspace Hosting Inc.[a,b]	1,330,551	50,414,577
TIBCO Software Inc.[a]	1,873,762	40,098,507
ValueClick Inc.[a,b]	862,386	21,283,687

		255,361,137
IRON & STEEL — 0.90%
Carpenter Technology Corp.	532,949	24,020,011
Commercial Metals Co.	1,406,129	20,768,525
Reliance Steel & Aluminum Co.	923,476	60,543,087
Steel Dynamics Inc.	2,649,315	39,501,287

		144,832,910
LEISURE TIME — 0.71%
Life Time Fitness Inc.[a,b]	477,815	23,943,309
Polaris Industries Inc.	767,067	72,871,365

54

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

June 30, 2013

Security	Shares	Value

WMS Industries Inc.[a]	656,066	$16,736,244

		113,550,918
MACHINERY — 2.33%
AGCO Corp.	1,170,246	58,734,647
Gardner Denver Inc.	590,877	44,422,133
Graco Inc.	738,346	46,670,851
IDEX Corp.	987,346	53,129,088
Nordson Corp.	678,098	46,998,972
Terex Corp.[a,b]	1,338,075	35,191,373
Wabtec Corp.	1,156,791	61,807,343
Zebra Technologies Corp. Class Aa,b	611,884	26,580,241

		373,534,648
MANUFACTURING — 2.17%
AptarGroup Inc.	802,778	44,321,373
Carlisle Companies Inc.	763,498	47,573,560
CLARCOR Inc.	595,118	31,071,111
Crane Co.	582,939	34,929,705
Donaldson Co. Inc.	1,622,413	57,855,248
Harsco Corp.	968,683	22,463,759
ITT Corp.	1,084,554	31,896,733
SPX Corp.	564,027	40,598,664
Trinity Industries Inc.	953,532	36,653,770

		347,363,923
MEDIA — 1.02%
AMC Networks Inc. Class Aa	695,678	45,504,298
FactSet Research Systems Inc.[b]	485,679	49,510,117
John Wiley & Sons Inc. Class A	557,956	22,368,456
Meredith Corp.	432,435	20,627,150
New York Times Co. (The) Class Aa,b	1,459,084	16,137,469
Scholastic Corp.	319,782	9,366,415

		163,513,905
METAL FABRICATE & HARDWARE — 0.72%
Timken Co. (The)	958,713	53,956,368
Valmont Industries Inc.	282,524	40,426,359
Worthington Industries Inc.	641,834	20,352,556

		114,735,283
MINING — 0.42%
Compass Minerals International Inc.	401,780	33,962,463
Royal Gold Inc.	779,435	32,798,625

		66,761,088
OFFICE FURNISHINGS — 0.24%
Herman Miller Inc.	705,517	19,098,345
HNI Corp.	547,886	19,762,248

		38,860,593
OIL & GAS — 2.50%
Atwood Oceanics Inc.[a,b]	686,339	35,723,945
Bill Barrett Corp.[a,b]	592,593	11,982,230
Cimarex Energy Co.	1,039,014	67,525,520
Energen Corp.	869,844	45,458,047

Security	Shares	Value

Forest Oil Corp.[a]	2,650	$10,839
HollyFrontier Corp.	2,441,054	104,428,290
Patterson-UTI Energy Inc.	1,754,785	33,963,864
Rosetta Resources Inc.[a]	732,588	31,149,642
SM Energy Co.	795,959	47,741,621
Unit Corp.[a,b]	524,974	22,353,393

		400,337,391
OIL & GAS SERVICES — 2.14%
CARBO Ceramics Inc.[b]	236,777	15,965,873
Dresser-Rand Group Inc.[a]	915,189	54,893,036
Dril-Quip Inc.[a]	439,349	39,668,821
Helix Energy Solutions Group Inc.[a]	1,179,415	27,173,722
Oceaneering International Inc.	1,301,506	93,968,733
Oil States International Inc.[a,b]	659,543	61,100,064
Superior Energy Services Inc.[a]	1,918,899	49,776,240

		342,546,489
PACKAGING & CONTAINERS — 1.44%
Greif Inc. Class A	366,047	19,279,696
Packaging Corp. of America	1,178,319	57,690,498
Rock-Tenn Co. Class A	863,607	86,257,067
Silgan Holdings Inc.	541,648	25,435,790
Sonoco Products Co.	1,220,399	42,189,193

		230,852,244
PHARMACEUTICALS — 1.06%
Endo Health Solutions Inc.[a]	1,347,378	49,570,037
Mallinckrodt PLC[a]	703,838	31,975,360
Omnicare Inc.	1,260,756	60,150,669
VCA Antech Inc.[a,b]	1,065,556	27,800,356

		169,496,422
REAL ESTATE — 0.43%
Alexander & Baldwin Inc.[a]	517,888	20,586,048
Jones Lang LaSalle Inc.	530,902	48,386,408

		68,972,456
REAL ESTATE INVESTMENT TRUSTS — 9.66%
Alexandria Real Estate Equities Inc.	846,702	55,645,255
American Campus Communities Inc.	1,259,771	51,222,289
BioMed Realty Trust Inc.[b]	2,237,952	45,273,769
BRE Properties Inc. Class A	924,926	46,264,799
Camden Property Trust	1,017,810	70,371,383
Corporate Office Properties Trust[b]	1,031,097	26,292,973
Corrections Corp. of America	1,380,831	46,768,746
Duke Realty Corp.	3,864,486	60,247,337
Equity One Inc.[b]	749,108	16,952,314
Essex Property Trust Inc.	455,916	72,454,171
Extra Space Storage Inc.	1,247,431	52,304,782
Federal Realty Investment Trust	783,053	81,186,935
Highwoods Properties Inc.	985,734	35,101,988
Home Properties Inc.[b]	627,322	41,008,039
Hospitality Properties Trust	1,676,114	44,048,276
Kilroy Realty Corp.	905,747	48,013,648
Liberty Property Trust	1,447,891	53,514,051
Mack-Cali Realty Corp.[b]	1,007,285	24,668,410
National Retail Properties Inc.[b]	1,422,146	48,921,822

55

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

June 30, 2013

Security	Shares	Value

Omega Healthcare Investors Inc.[b]	1,394,907	$43,270,015
Potlatch Corp.	488,906	19,771,359
Rayonier Inc.[b]	1,512,259	83,764,026
Realty Income Corp.[b]	2,325,894	97,501,476
Regency Centers Corp.	1,101,248	55,954,411
Senior Housing Properties Trust	2,258,891	58,573,044
SL Green Realty Corp.	1,094,260	96,502,789
Taubman Centers Inc.	712,917	53,575,713
UDR Inc.[b]	2,986,148	76,116,913
Weingarten Realty Investors[b]	1,344,687	41,376,019

		1,546,666,752
RETAIL — 6.47%
Advance Auto Parts Inc.	879,190	71,363,852
Aeropostale Inc.[a,b]	953,332	13,155,982
American Eagle Outfitters Inc.	2,101,244	38,368,715
ANN INC.[a,b]	568,695	18,880,674
Ascena Retail Group Inc.[a]	1,538,280	26,842,986
Barnes & Noble Inc.[a,b]	458,512	7,317,852
Big Lots Inc.[a]	701,699	22,124,569
Bob Evans Farms Inc.	333,234	15,655,333
Brinker International Inc.	850,134	33,520,784
Cabela’s Inc.[a,b]	557,942	36,132,324
Cheesecake Factory Inc. (The)	593,845	24,876,167
Chico’s FAS Inc.	1,957,197	33,389,781
Copart Inc.[a]	1,278,875	39,389,350
CST Brands Inc.[a,b]	727,690	22,420,129
Dick’s Sporting Goods Inc.	1,205,012	60,322,901
Domino’s Pizza Inc.	674,303	39,210,719
Foot Locker Inc.	1,803,929	63,372,026
Guess? Inc.	731,904	22,710,981
HSN Inc.	431,433	23,176,581
MSC Industrial Direct Co. Inc. Class A	561,528	43,495,959
Office Depot Inc.[a,b]	3,449,072	13,347,909
Panera Bread Co. Class Aa,b	336,595	62,586,474
Regis Corp.	685,811	11,261,017
Saks Inc.[a,b]	1,213,977	16,558,646
Signet Jewelers Ltd.	971,738	65,524,293
Tractor Supply Co.	838,015	98,558,944
Wendy’s Co. (The)	3,422,493	19,953,134
Williams-Sonoma Inc.	1,032,662	57,715,479
World Fuel Services Corp.	876,011	35,022,920

		1,036,256,481
SAVINGS & LOANS — 0.95%
Astoria Financial Corp.	994,314	10,718,705
First Niagara Financial Group Inc.	4,259,557	42,893,739
New York Community Bancorp Inc.[b]	5,297,308	74,162,312
Washington Federal Inc.	1,253,197	23,660,359

		151,435,115
SEMICONDUCTORS — 2.24%
Atmel Corp.[a,b]	5,135,719	37,747,535
Cree Inc.[a,b]	1,415,472	90,392,042
Cypress Semiconductor Corp.[a]	1,618,162	17,362,878
Fairchild Semiconductor International Inc.[a]	1,522,716	21,013,481
Integrated Device Technology Inc.[a]	1,762,423	13,993,639
International Rectifier Corp.[a,b]	833,792	17,459,604
Intersil Corp. Class A	1,529,803	11,963,059
Rovi Corp.[a]	1,244,432	28,422,827

Security	Shares	Value

Semtech Corp.[a,b]	808,918	$28,336,397
Silicon Laboratories Inc.[a]	468,005	19,380,087
Skyworks Solutions Inc.[a,b]	2,295,182	50,241,534
SunEdison Inc.[a,b]	2,778,162	22,697,584

		359,010,667
SHIPBUILDING — 0.21%
Huntington Ingalls Industries Inc.	601,629	33,980,006

		33,980,006
SOFTWARE — 3.54%
ACI Worldwide Inc.[a,b]	476,785	22,160,967
Acxiom Corp.[a]	887,284	20,123,601
Advent Software Inc.[a,b]	389,118	13,642,477
Allscripts Healthcare Solutions Inc.[a]	2,124,032	27,484,974
ANSYS Inc.[a]	1,120,984	81,943,930
Broadridge Financial Solutions Inc.	1,452,883	38,617,630
CommVault Systems Inc.[a,b]	519,120	39,396,017
Compuware Corp.	2,564,690	26,544,542
Concur Technologies Inc.[a,b]	550,356	44,787,971
Fair Isaac Corp.	428,760	19,650,071
Informatica Corp.[a]	1,296,511	45,351,955
ManTech International Corp. Class A	288,824	7,544,083
MSCI Inc. Class Aa,b	1,450,833	48,269,214
PTC Inc.[a]	1,439,558	35,312,358
SolarWinds Inc.[a]	741,766	28,787,938
Solera Holdings Inc.	826,255	45,981,091
VeriFone Systems Inc.[a,b]	1,305,220	21,940,748

		567,539,567
TELECOMMUNICATIONS — 1.52%
ADTRAN Inc.	715,084	17,598,217
Ciena Corp.[a,b]	1,225,342	23,796,142
InterDigital Inc.	495,680	22,132,112
NeuStar Inc. Class Aa,b	744,261	36,230,626
Plantronics Inc.	518,014	22,751,175
Polycom Inc.[a]	2,081,332	21,937,239
RF Micro Devices Inc.[a,b]	3,368,387	18,020,870
Telephone & Data Systems Inc.	1,208,240	29,783,116
Tellabs Inc.	7,370	14,593
tw telecom inc.[a]	1,804,545	50,779,896

		243,043,986
TEXTILES — 0.51%
Mohawk Industries Inc.[a]	730,623	82,187,781

		82,187,781
TRANSPORTATION — 1.99%
Con-way Inc.	677,582	26,398,595
Genesee & Wyoming Inc. Class Aa,b	594,830	50,465,377
J.B. Hunt Transport Services Inc.	1,088,659	78,644,726
Kirby Corp.[a,b]	682,743	54,305,378
Landstar System Inc.	560,664	28,874,196
Matson Inc.	514,065	12,851,625
Tidewater Inc.	593,001	33,783,267
UTi Worldwide Inc.	1,254,903	20,668,253

56

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

June 30, 2013

Security	Shares	Value

Werner Enterprises Inc.	541,454	$13,086,943

		319,078,360
TRUCKING & LEASING — 0.17%
GATX Corp.	561,079	26,611,977

		26,611,977
WATER — 0.33%
Aqua America Inc.	1,694,638	53,025,223

		53,025,223

TOTAL COMMON STOCKS (Cost: $13,736,207,203)		16,000,216,559

SHORT-TERM INVESTMENTS — 11.16%

MONEY MARKET FUNDS — 11.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	1,643,648,590	1,643,648,590
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	114,930,348	114,930,348
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	29,293,780	29,293,780

		1,787,872,718

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,787,872,718)		1,787,872,718

TOTAL INVESTMENTS IN SECURITIES — 111.08% (Cost: $15,524,079,921)		17,788,089,277
Other Assets, Less Liabilities — (11.08)%		(1,774,975,454)

NET ASSETS — 100.00%		$16,013,113,823

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of June 30, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
81	E-mini S&P Midcap 400 (Sep. 2013)	Chicago Mercantile	$9,378,990	$(51,414)

See accompanying notes to schedules of investments.

57

Schedule of Investments   (Unaudited)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 100.07%

ADVERTISING — 0.06%
Harte-Hanks Inc.	757,996	$6,518,766

		6,518,766
AEROSPACE & DEFENSE — 2.13%
AAR Corp.	700,431	15,395,473
AeroVironment Inc.[a,b]	338,135	6,823,564
Cubic Corp.	352,658	16,962,850
Curtiss-Wright Corp.	822,027	30,464,321
GenCorp Inc.[a,b]	1,061,597	17,261,567
Kaman Corp.	474,959	16,414,583
Moog Inc. Class Aa	797,032	41,071,059
National Presto Industries Inc.[b]	85,965	6,192,059
Orbital Sciences Corp.[a]	1,056,014	18,342,963
Teledyne Technologies Inc.[a]	656,984	50,817,713

		219,746,152
AGRICULTURE — 0.21%
Alliance One International Inc.[a,b]	1,469,473	5,583,998
Andersons Inc. (The)	306,596	16,307,841

		21,891,839
AIRLINES — 0.39%
Allegiant Travel Co.	265,313	28,120,525
SkyWest Inc.	909,147	12,309,850

		40,430,375
APPAREL — 2.02%
Crocs Inc.[a]	1,550,819	25,588,514
Iconix Brand Group Inc.[a,b]	1,003,291	29,506,788
Maidenform Brands Inc.[a]	408,864	7,085,613
Oxford Industries Inc.	251,105	15,668,952
Perry Ellis International Inc.	206,524	4,194,502
Quiksilver Inc.[a,b]	2,204,778	14,198,770
SKECHERS U.S.A. Inc. Class Aa,b	675,944	16,229,415
Steven Madden Ltd.[a,b]	722,899	34,973,854
True Religion Apparel Inc.	425,303	13,465,093
Wolverine World Wide Inc.	882,183	48,176,014

		209,087,515
AUTO PARTS & EQUIPMENT — 0.58%
Dorman Products Inc.	476,483	21,741,919
Spartan Motors Inc.	557,138	3,409,685
Standard Motor Products Inc.	348,131	11,954,819
Superior Industries International Inc.	407,291	7,009,478
Titan International Inc.	942,914	15,906,959

		60,022,860
BANKS — 7.03%
Bank of the Ozarks Inc.	528,299	22,891,196
Banner Corp.	307,633	10,394,919

Security	Shares	Value

BBCN Bancorp Inc.	1,391,278	$19,783,973
Boston Private Financial Holdings Inc.	1,389,913	14,788,674
City Holding Co.	273,572	10,655,629
Columbia Banking System Inc.	898,439	21,391,833
Community Bank System Inc.	700,286	21,603,823
CVB Financial Corp.	1,553,003	18,263,315
F.N.B. Corp.	2,549,650	30,799,772
First BanCorp (Puerto Rico)[a,b]	1,234,901	8,743,099
First Commonwealth Financial Corp.	1,726,147	12,721,703
First Financial Bancorp	1,015,897	15,136,865
First Financial Bankshares Inc.[b]	526,696	29,315,899
First Midwest Bancorp Inc.	1,317,681	18,078,583
Glacier Bancorp Inc.	1,265,668	28,085,173
Hanmi Financial Corp.[a,b]	558,027	9,860,337
Home Bancshares Inc.	810,365	21,045,179
Independent Bank Corp. (Massachusetts)	403,214	13,910,883
MB Financial Inc.	963,234	25,814,671
National Penn Bancshares Inc.	2,073,564	21,067,410
NBT Bancorp Inc.	772,246	16,348,448
Old National Bancorp	1,780,503	24,624,357
PacWest Bancorp	691,412	21,191,778
Pinnacle Financial Partners Inc.[a,b]	577,639	14,851,099
PrivateBancorp Inc.	1,104,696	23,430,602
S&T Bancorp Inc.	525,880	10,307,248
Simmons First National Corp. Class A	290,432	7,577,371
Sterling Bancorp	548,795	6,376,998
Susquehanna Bancshares Inc.	3,279,568	42,142,449
Taylor Capital Group Inc.[a,b]	252,736	4,268,711
Texas Capital Bancshares Inc.[a,b]	717,499	31,828,256
Tompkins Financial Corp.	204,467	9,239,864
TrustCo Bank Corp. NY	1,660,953	9,035,584
UMB Financial Corp.	570,331	31,750,327
Umpqua Holdings Corp.	1,969,351	29,559,959
United Bankshares Inc.	546,997	14,468,071
United Community Banks Inc.[a]	812,813	10,095,137
ViewPoint Financial Group[b]	629,893	13,108,073
Wilshire Bancorp Inc.	1,096,456	7,258,539
Wintrust Financial Corp.[b]	650,356	24,895,628

		726,711,435
BEVERAGES — 0.24%
Boston Beer Co. Inc. (The) Class Aa,b	147,769	25,215,302

		25,215,302
BIOTECHNOLOGY — 1.40%
Acorda Therapeutics Inc.[a]	712,201	23,495,511
ArQule Inc.[a,b]	1,046,730	2,428,414
Cambrex Corp.[a]	524,223	7,323,395
Cubist Pharmaceuticals Inc.[a,b]	1,145,740	55,339,242
Emergent BioSolutions Inc.[a]	453,140	6,534,279
Medicines Co. (The)[a,b]	983,792	30,261,442
Momenta Pharmaceuticals Inc.[a]	806,051	12,139,128
Spectrum Pharmaceuticals Inc.[b]	920,036	6,863,468

		144,384,879
BUILDING MATERIALS — 1.39%
AAON Inc.	327,406	10,830,590
Apogee Enterprises Inc.	502,153	12,051,672
Comfort Systems USA Inc.	652,365	9,733,286
Drew Industries Inc.	338,116	13,294,721

58

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2013

Security	Shares	Value

Gibraltar Industries Inc.[a]	507,538	$7,389,753
Griffon Corp.	793,755	8,929,744
Headwaters Inc.[a,b]	1,290,657	11,409,408
Quanex Building Products Corp.	654,102	11,015,078
Simpson Manufacturing Co. Inc.	707,907	20,826,624
Texas Industries Inc.[a]	369,619	24,076,982
Universal Forest Products Inc.	347,326	13,865,254

		143,423,112
CHEMICALS — 2.09%
A. Schulman Inc.	520,427	13,957,852
American Vanguard Corp.	428,550	10,040,927
Balchem Corp.	522,798	23,395,210
H.B. Fuller Co.	884,014	33,424,569
Hawkins Inc.	161,276	6,352,662
Innophos Holdings Inc.	385,516	18,184,790
Kraton Performance Polymers Inc.[a]	571,058	12,106,430
OM Group Inc.[a,b]	563,083	17,410,526
PolyOne Corp.	1,747,516	43,303,446
Quaker Chemical Corp.	230,733	14,307,753
Stepan Co.	309,649	17,219,581
Zep Inc.	397,732	6,296,098

		215,999,844
COAL — 0.34%
Cloud Peak Energy Inc.[a,b]	1,069,160	17,619,757
SunCoke Energy Inc.[a]	1,231,637	17,267,551

		34,887,308
COMMERCIAL SERVICES — 5.00%
ABM Industries Inc.	893,663	21,903,680
American Public Education Inc.[a,b]	310,428	11,535,504
AMN Healthcare Services Inc.[a]	811,259	11,617,229
Arbitron Inc.	469,123	21,790,763
Capella Education Co.[a]	196,278	8,174,979
Cardtronics Inc.[a]	788,173	21,753,575
Career Education Corp.[a]	911,634	2,643,739
CDI Corp.	249,228	3,529,068
Chemed Corp.	332,079	24,052,482
Consolidated Graphics Inc.[a,b]	144,566	6,796,048
Corinthian Colleges Inc.[a,b]	1,390,661	3,115,081
CorVel Corp.[a,b]	209,426	6,129,899
Cross Country Healthcare Inc.[a]	554,296	2,860,167
ExlService Holdings Inc.[a]	464,412	13,728,019
Forrester Research Inc.	234,434	8,601,383
Healthcare Services Group Inc.[b]	1,201,721	29,466,199
Heartland Payment Systems Inc.[b]	639,519	23,822,083
Heidrick & Struggles International Inc.	293,593	4,908,875
Insperity Inc.	387,239	11,733,342
ITT Educational Services Inc.[a,b]	277,360	6,767,584
Kelly Services Inc. Class A	478,809	8,364,793
Korn/Ferry International[a]	856,994	16,060,068
Landauer Inc.	168,506	8,140,525
Lincoln Educational Services Corp.	383,322	2,020,107
Live Nation Entertainment Inc.[a]	2,532,030	39,246,465
MAXIMUS Inc.	600,348	44,713,919
Medifast Inc.[a,b]	215,153	5,542,341
Monro Muffler Brake Inc.[b]	515,645	24,776,742
Navigant Consulting Inc.[a]	888,276	10,659,312
On Assignment Inc.[a]	776,911	20,759,062

Security	Shares	Value

PAREXEL International Corp.[a,b]	999,698	$45,926,126
Resources Connection Inc.	721,222	8,366,175
TeleTech Holdings Inc.[a,b]	387,282	9,074,017
TrueBlue Inc.[a]	717,637	15,106,259
Universal Technical Institute Inc.	381,103	3,936,794
Viad Corp.	357,380	8,762,958

		516,385,362
COMPUTERS — 2.21%
Agilysys Inc.[a,b]	252,914	2,855,399
CACI International Inc. Class Aa,b	404,732	25,696,435
CIBER Inc.[a]	1,189,996	3,974,587
Electronics For Imaging Inc.[a]	813,867	23,024,297
iGATE Corp.[a,b]	538,960	8,849,723
Insight Enterprises Inc.[a]	767,031	13,607,130
j2 Global Inc.[b]	759,582	32,289,831
LivePerson Inc.[a,b]	874,172	7,828,210
Manhattan Associates Inc.[a]	342,487	26,426,297
Mercury Systems Inc.[a,b]	570,202	5,257,262
MTS Systems Corp.	277,721	15,719,009
NetScout Systems Inc.[a]	627,087	14,636,211
RadiSys Corp.[a,b]	416,733	2,004,486
Super Micro Computer Inc.[a]	467,355	4,972,657
Sykes Enterprises Inc.[a]	690,183	10,877,284
Synaptics Inc.[a,b]	568,251	21,911,758
Virtusa Corp.[a]	360,308	7,984,425

		227,915,001
COSMETICS & PERSONAL CARE — 0.08%
Inter Parfums Inc.	286,803	8,179,622

		8,179,622
DISTRIBUTION & WHOLESALE — 1.05%
MWI Veterinary Supply Inc.[a,b]	211,724	26,092,866
Pool Corp.	819,465	42,948,161
ScanSource Inc.[a]	491,507	15,728,224
United Stationers Inc.	712,641	23,909,105

		108,678,356
DIVERSIFIED FINANCIAL SERVICES — 2.91%
Calamos Asset Management Inc. Class A	357,950	3,758,475
Encore Capital Group Inc.[a,b]	407,713	13,499,377
Financial Engines Inc.[b]	747,555	34,081,032
Higher One Holdings Inc.[a,b]	579,033	6,739,944
Interactive Brokers Group Inc. Class A	719,490	11,490,255
Investment Technology Group Inc.[a]	656,849	9,182,749
MarketAxess Holdings Inc.	658,642	30,791,514
National Financial Partners Corp.[a]	707,859	17,915,911
Outerwall Inc.[a]	493,174	28,934,519
Piper Jaffray Companies Inc.[a]	280,260	8,859,019
Portfolio Recovery Associates Inc.[a,b]	297,266	45,668,976
Stifel Financial Corp.[a,b]	1,038,733	37,051,606
SWS Group Inc.[a]	505,532	2,755,149
Virtus Investment Partners Inc.[a]	101,836	17,950,632
WageWorks Inc.[a]	367,616	12,664,371
World Acceptance Corp.[a,b]	216,736	18,843,028

		300,186,557

59

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2013

Security	Shares	Value

ELECTRIC — 1.73%
ALLETE Inc.	631,272	$31,468,909
Avista Corp.	1,052,773	28,445,926
El Paso Electric Co.	707,126	24,968,619
NorthWestern Corp.	665,624	26,558,398
UIL Holdings Corp.	894,970	34,232,602
UNS Energy Corp.	728,287	32,576,278

		178,250,732
ELECTRICAL COMPONENTS & EQUIPMENT — 1.37%
Advanced Energy Industries Inc.[a]	641,449	11,167,627
Belden Inc.	774,429	38,667,240
Encore Wire Corp.	327,010	11,151,041
EnerSys Inc.	843,950	41,387,308
Littelfuse Inc.	388,919	29,017,247
Powell Industries Inc.[a]	159,439	8,235,024
Vicor Corp.[a]	326,378	2,235,689

		141,861,176
ELECTRONICS — 3.44%
American Science and Engineering Inc.	137,642	7,707,952
Analogic Corp.	215,621	15,703,677
Badger Meter Inc.	252,869	11,265,314
Bel Fuse Inc. Class B	182,751	2,458,001
Benchmark Electronics Inc.[a]	961,699	19,330,150
Brady Corp. Class A	815,462	25,059,147
Checkpoint Systems Inc.[a]	720,790	10,228,010
Coherent Inc.	428,329	23,588,078
CTS Corp.	588,907	8,032,691
Electro Scientific Industries Inc.	445,749	4,796,259
ESCO Technologies Inc.	463,833	15,018,913
FARO Technologies Inc.[a]	300,181	10,152,121
FEI Co.	678,234	49,504,300
II-VI Inc.[a]	949,514	15,439,098
Measurement Specialties Inc.[a]	274,754	12,784,304
Methode Electronics Inc.	621,047	10,564,009
Newport Corp.[a,b]	686,620	9,564,617
OSI Systems Inc.[a]	330,022	21,260,017
Park Electrochemical Corp.	341,643	8,202,848
Plexus Corp.[a]	600,655	17,953,578
Rofin-Sinar Technologies Inc.[a]	496,852	12,391,489
Rogers Corp.[a,b]	300,302	14,210,291
TTM Technologies Inc.[a]	924,200	7,763,280
Watts Water Technologies Inc. Class A	496,191	22,497,300

		355,475,444
ENGINEERING & CONSTRUCTION — 1.02%
Aegion Corp.[a,b]	685,786	15,437,043
Dycom Industries Inc.[a,b]	581,358	13,452,624
EMCOR Group Inc.	1,179,787	47,958,342
Engility Holdings Inc.[a,b]	301,600	8,571,472
Exponent Inc.	231,663	13,693,600
Orion Marine Group Inc.[a]	480,928	5,814,419

		104,927,500
ENTERTAINMENT — 0.71%
Marriott Vacations Worldwide Corp.[a]	515,092	22,272,578
Multimedia Games Holding Co. Inc.[a]	507,199	13,222,678

Security	Shares	Value

Pinnacle Entertainment Inc.[a]	1,025,812	$20,177,722
SHFL Entertainment Inc.[a]	989,876	17,530,704

		73,203,682
ENVIRONMENTAL CONTROL — 0.79%
Calgon Carbon Corp.[a,b]	952,493	15,887,583
Darling International Inc.[a]	2,079,148	38,796,902
Tetra Tech Inc.[a]	1,139,626	26,792,607

		81,477,092
FOOD — 2.29%
B&G Foods Inc. Class A	929,987	31,666,057
Cal-Maine Foods Inc.	245,614	11,423,507
Calavo Growers Inc.[b]	223,746	6,083,654
Diamond Foods Inc.[a,b]	387,339	8,037,284
Hain Celestial Group Inc.[a,b]	830,216	53,939,133
J&J Snack Foods Corp.	261,010	20,306,578
Nash-Finch Co.	218,776	4,815,260
Sanderson Farms Inc.	352,254	23,396,711
Seneca Foods Corp. Class Aa,b	138,970	4,263,600
Snyders-Lance Inc.	852,195	24,210,860
Spartan Stores Inc.	386,798	7,132,555
TreeHouse Foods Inc.[a]	637,403	41,775,393

		237,050,592
FOREST PRODUCTS & PAPER — 1.42%
Buckeye Technologies Inc.	680,567	25,208,202
Clearwater Paper Corp.[a]	390,995	18,400,225
Deltic Timber Corp.	191,629	11,079,989
KapStone Paper and Packaging Corp.	684,935	27,520,688
Neenah Paper Inc.	279,101	8,867,039
P.H. Glatfelter Co.	752,822	18,895,832
Schweitzer-Mauduit International Inc.	552,094	27,538,449
Wausau Paper Corp.	818,751	9,333,761

		146,844,185
GAS — 1.84%
Laclede Group Inc. (The)	533,476	24,358,514
New Jersey Resources Corp.	735,010	30,524,965
Northwest Natural Gas Co.	473,857	20,129,445
Piedmont Natural Gas Co.	1,332,109	44,945,358
South Jersey Industries Inc.	564,282	32,395,430
Southwest Gas Corp.	814,903	38,129,311

		190,483,023
HAND & MACHINE TOOLS — 0.22%
Franklin Electric Co. Inc.	682,408	22,963,029

		22,963,029
HEALTH CARE — PRODUCTS — 3.10%
Abaxis Inc.	365,399	17,360,106
ABIOMED Inc.[a,b]	618,643	13,337,943
Affymetrix Inc.[a,b]	1,249,009	5,545,600
Cantel Medical Corp.	377,977	12,802,081
CONMED Corp.	488,622	15,264,551
CryoLife Inc.	446,729	2,796,524
Cyberonics Inc.[a,b]	417,731	21,705,303

60

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2013

Security	Shares	Value

Cynosure Inc. Class Aa,b	333,173	$8,655,835
Greatbatch Inc.[a,b]	418,982	13,738,420
Haemonetics Corp.[a,b]	898,415	37,149,460
Hanger Inc.[a,b]	609,103	19,265,928
ICU Medical Inc.[a,b]	224,650	16,188,279
Integra LifeSciences Holdings Corp.[a,b]	356,759	13,068,082
Invacare Corp.	511,740	7,348,586
Luminex Corp.[a,b]	664,198	13,689,121
Meridian Bioscience Inc.[b]	728,231	15,656,966
Merit Medical Systems Inc.[a]	708,604	7,900,935
Natus Medical Inc.[a]	526,825	7,191,161
NuVasive Inc.[a]	775,742	19,230,644
SurModics Inc.[a]	211,206	4,226,232
Symmetry Medical Inc.[a]	648,059	5,456,657
West Pharmaceutical Services Inc.	606,458	42,609,739

		320,188,153
HEALTH CARE — SERVICES — 2.10%
Air Methods Corp.[b]	614,748	20,827,662
Almost Family Inc.[b]	146,511	2,783,709
Amedisys Inc.[a,b]	547,915	6,366,772
AmSurg Corp.[a]	563,319	19,772,497
Bio-Reference Laboratories Inc.[a,b]	427,675	12,295,656
Centene Corp.[a]	956,155	50,159,891
Ensign Group Inc. (The)	310,597	10,939,226
Gentiva Health Services Inc.[a,b]	508,015	5,059,830
Healthways Inc.[a,b]	600,585	10,438,167
IPC The Hospitalist Co. Inc.[a,b]	295,152	15,159,007
Kindred Healthcare Inc.[a,b]	949,426	12,465,964
LHC Group Inc.[a,b]	261,366	5,117,546
Magellan Health Services Inc.[a]	475,525	26,667,442
Molina Healthcare Inc.[a,b]	510,321	18,973,735

		217,027,104
HOLDING COMPANIES — DIVERSIFIED — 0.39%
Prospect Capital Corp.	3,722,131	40,199,015

		40,199,015
HOME BUILDERS — 0.95%
M/I Homes Inc.[a]	424,710	9,751,342
Meritage Homes Corp.[a]	552,557	23,958,871
Ryland Group Inc. (The)	810,345	32,494,834
Standard-Pacific Corp.[a]	2,535,638	21,121,865
Winnebago Industries Inc.[a,b]	494,690	10,383,543

		97,710,455
HOME FURNISHINGS — 0.97%
Daktronics Inc.	660,895	6,780,783
DTS Inc.[a,b]	322,892	6,645,117
Ethan Allen Interiors Inc.[b]	458,485	13,204,368
iRobot Corp.[a,b]	466,759	18,563,006
La-Z-Boy Inc.	922,896	18,707,102
Select Comfort Corp.[a,b]	979,473	24,545,593
Universal Electronics Inc.[a]	264,980	7,453,887
VOXX International Corp.[a,b]	342,283	4,199,813

		100,099,669

Security	Shares	Value

HOUSEHOLD PRODUCTS & WARES — 0.77%
American Greetings Corp. Class A	558,132	$10,169,165
Blyth Inc.[b]	188,891	2,636,918
Central Garden & Pet Co. Class Aa	735,542	5,075,240
Helen of Troy Ltd.[a]	561,154	21,531,479
Prestige Brands Holdings Inc.[a]	897,910	26,165,098
WD-40 Co.	256,240	13,959,955

		79,537,855
HOUSEWARES — 0.44%
Toro Co. (The)	1,011,311	45,923,633

		45,923,633
INSURANCE — 2.14%
Amerisafe Inc.	321,776	10,422,325
eHealth Inc.[a,b]	343,879	7,812,931
Employers Holdings Inc.	424,707	10,384,086
Horace Mann Educators Corp.	696,772	16,987,301
Infinity Property and Casualty Corp.	202,641	12,109,826
Meadowbrook Insurance Group Inc.	831,586	6,677,636
Navigators Group Inc. (The)[a]	187,357	10,686,843
ProAssurance Corp.	1,085,703	56,630,269
RLI Corp.	299,093	22,853,696
Safety Insurance Group Inc.	225,065	10,917,903
Selective Insurance Group Inc.	974,112	22,424,058
Stewart Information Services Corp.	361,518	9,468,157
Tower Group International Ltd.[b]	688,230	14,115,597
United Fire Group Inc.	382,812	9,505,222

		220,995,850
INTERNET — 2.12%
Blucora Inc.[a,b]	720,657	13,360,981
Blue Nile Inc.[a,b]	218,345	8,249,074
comScore Inc.[a]	569,689	13,894,715
Dealertrack Technologies Inc.[a,b]	764,717	27,093,923
Dice Holdings Inc.[a,b]	883,619	8,138,131
HealthStream Inc.[a,b]	351,175	8,891,751
Liquidity Services Inc.[a,b]	433,955	15,045,220
NIC Inc.	1,035,691	17,119,972
NutriSystem Inc.	508,184	5,986,408
OpenTable Inc.[a,b]	400,946	25,640,497
PCTEL Inc.	310,586	2,633,769
Perficient Inc.[a]	582,501	7,770,563
QuinStreet Inc.[a,b]	459,674	3,966,987
Sourcefire Inc.[a,b]	547,276	30,401,182
Stamps.com Inc.[a,b]	245,393	9,666,030
United Online Inc.	1,624,716	12,315,347
Vasco Data Security International Inc.[a,b]	511,824	4,253,257
XO Group Inc.[a,b]	439,350	4,920,720

		219,348,527
IRON & STEEL — 0.07%
AK Steel Holding Corp.[b]	2,402,386	7,303,253

		7,303,253
LEISURE TIME — 0.80%
Arctic Cat Inc.	232,472	10,456,591

61

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2013

Security	Shares	Value

Brunswick Corp.	1,588,534	$50,753,661
Callaway Golf Co.	1,254,284	8,253,189
Interval Leisure Group Inc.	683,851	13,622,312

		83,085,753
LODGING — 0.18%
Boyd Gaming Corp.[a,b]	996,511	11,260,574
Marcus Corp.	333,702	4,244,690
Monarch Casino & Resort Inc.[a,b]	170,397	2,872,893

		18,378,157
MACHINERY — 1.54%
Albany International Corp. Class A	510,588	16,839,192
Applied Industrial Technologies Inc.	741,217	35,823,017
Astec Industries Inc.	370,999	12,721,556
Briggs & Stratton Corp.[b]	846,316	16,757,057
Cognex Corp.	708,253	32,027,201
Gerber Scientific Inc. Escrow[a,c]	349,019	3,490
Intermec Inc.[a,b]	990,813	9,739,692
Intevac Inc.[a,b]	426,795	2,415,660
Lindsay Corp.	225,802	16,930,634
Tennant Co.	323,457	15,613,269

		158,870,768
MANUFACTURING — 2.77%
A.O. Smith Corp.	1,367,792	49,623,494
Actuant Corp. Class Ab	1,284,417	42,347,229
AZZ Inc.	446,690	17,224,366
Barnes Group Inc.	822,989	24,681,440
EnPro Industries Inc.[a,b]	365,384	18,546,892
Federal Signal Corp.[a]	1,091,481	9,550,459
Hillenbrand Inc.	1,102,409	26,138,117
John Bean Technologies Corp.	507,879	10,670,538
Koppers Holdings Inc.	365,516	13,955,401
LSB Industries Inc.[a]	332,856	10,122,151
Lydall Inc.[a,b]	302,812	4,421,055
Movado Group Inc.	311,963	10,553,708
Myers Industries Inc.	541,135	8,122,436
Standex International Corp.	224,143	11,823,543
STR Holdings Inc.[a]	693,045	1,573,212
Sturm, Ruger & Co. Inc.[b]	340,414	16,353,489
Tredegar Corp.	423,803	10,891,737

		286,599,267
MEDIA — 0.11%
Digital Generation Inc.[a,b]	457,760	3,373,691
E.W. Scripps Co. (The) Class Aa	520,763	8,113,488

		11,487,179
METAL FABRICATE & HARDWARE — 0.87%
A.M. Castle & Co.[a,b]	294,293	4,638,058
CIRCOR International Inc.	309,605	15,746,510
Haynes International Inc.	217,774	10,424,841
Kaydon Corp.	564,595	15,554,592
Mueller Industries Inc.	494,469	24,936,072
Olympic Steel Inc.	161,683	3,961,234

Security	Shares	Value

RTI International Metals Inc.[a,b]	538,792	$14,929,926

		90,191,233
MINING — 0.82%
AMCOL International Corp.[b]	447,312	14,175,317
Century Aluminum Co.[a,b]	906,049	8,408,135
Globe Specialty Metals Inc.	1,124,519	12,223,522
Kaiser Aluminum Corp.	289,610	17,938,443
Materion Corp.	359,505	9,738,990
Stillwater Mining Co.[a,b]	2,079,265	22,331,306

		84,815,713
OFFICE FURNISHINGS — 0.17%
Interface Inc.	1,013,808	17,204,322

		17,204,322
OIL & GAS — 1.90%
Approach Resources Inc.[a,b]	588,586	14,461,558
Carrizo Oil & Gas Inc.[a,b]	646,586	18,317,781
Comstock Resources Inc.[b]	788,376	12,401,154
Contango Oil & Gas Co.	224,940	7,591,725
Forest Oil Corp.[a]	2,088,754	8,543,004
Gulfport Energy Corp.[a,b]	1,209,908	56,950,370
Northern Oil and Gas Inc.[a,b]	1,045,889	13,952,159
PDC Energy Inc.[a,b]	533,326	27,455,623
Penn Virginia Corp.[b]	964,989	4,535,448
PetroQuest Energy Inc.[a,b]	991,004	3,924,376
Stone Energy Corp.[a,b]	877,918	19,340,534
Swift Energy Co.[a,b]	760,921	9,123,443

		196,597,175
OIL & GAS SERVICES — 2.26%
Basic Energy Services Inc.[a,b]	480,963	5,814,843
C&J Energy Services Inc.[a,b]	789,089	15,284,654
Exterran Holdings Inc.[a,b]	1,154,076	32,452,617
Geospace Technologies Corp.[a,b]	227,503	15,715,907
Gulf Island Fabrication Inc.	258,333	4,947,077
Hornbeck Offshore Services Inc.[a,b]	564,261	30,187,963
ION Geophysical Corp.[a,b]	2,128,717	12,814,876
Lufkin Industries Inc.	594,920	52,632,572
Matrix Service Co.[a]	458,884	7,149,413
Pioneer Energy Services Corp.[a]	1,087,929	7,202,090
SEACOR Holdings Inc.[b]	335,658	27,876,397
Tesco Corp.[a]	557,762	7,390,347
TETRA Technologies Inc.[a,b]	1,381,391	14,173,072

		233,641,828
PHARMACEUTICALS — 2.53%
Akorn Inc.[a,b]	1,200,150	16,226,028
Align Technology Inc.[a,b]	1,262,160	46,750,406
Hi-Tech Pharmacal Co. Inc.	196,249	6,515,467
Impax Laboratories Inc.[a,b]	1,145,552	22,853,762
Neogen Corp.[a,b]	396,069	22,005,594
PharMerica Corp.[a,b]	521,397	7,226,562
Questcor Pharmaceuticals Inc.[b]	1,029,514	46,801,707
Salix Pharmaceuticals Ltd.[a,b]	915,888	60,585,991

62

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2013

Security	Shares	Value

ViroPharma Inc.[a,b]	1,147,591	$32,878,482

		261,843,999
REAL ESTATE — 0.22%
Forestar Group Inc.[a,b]	609,219	12,220,933
HFF Inc. Class A	575,465	10,226,013

		22,446,946
REAL ESTATE INVESTMENT TRUSTS — 7.79%
Acadia Realty Trust	967,646	23,891,180
Associated Estates Realty Corp.	878,405	14,124,752
Cedar Realty Trust Inc.	953,793	4,940,648
Colonial Properties Trust	1,458,811	35,186,521
CoreSite Realty Corp.	376,051	11,962,182
Cousins Properties Inc.	1,844,018	18,624,582
DiamondRock Hospitality Co.	3,438,756	32,049,206
EastGroup Properties Inc.	531,586	29,912,344
EPR Properties[b]	826,413	41,543,782
Franklin Street Properties Corp.	1,531,413	20,214,652
GEO Group Inc. (The)	1,255,835	42,635,598
Getty Realty Corp.	472,704	9,761,338
Government Properties Income Trust[b]	960,569	24,225,550
Healthcare Realty Trust Inc.	1,588,326	40,502,313
Inland Real Estate Corp.	1,522,746	15,562,464
Kite Realty Group Trust	1,513,766	9,128,009
LaSalle Hotel Properties	1,680,336	41,504,299
Lexington Realty Trust[b]	3,234,053	37,773,739
LTC Properties Inc.	602,177	23,515,012
Medical Properties Trust Inc.[b]	2,636,599	37,756,098
Mid-America Apartment Communities Inc.[b]	750,626	50,869,924
Parkway Properties Inc.[b]	736,986	12,351,885
Pennsylvania Real Estate Investment Trust	1,101,361	20,793,696
Post Properties Inc.	959,981	47,509,460
PS Business Parks Inc.[b]	316,002	22,805,864
Sabra Healthcare REIT Inc.	654,430	17,087,167
Saul Centers Inc.	226,716	10,079,793
Sovran Self Storage Inc.	551,791	35,750,539
Tanger Factory Outlet Centers Inc.	1,660,174	55,549,422
Universal Health Realty Income Trust	206,240	8,895,131
Urstadt Biddle Properties Inc. Class Ab	438,130	8,837,082

		805,344,232
RETAIL — 8.28%
Big 5 Sporting Goods Corp.	301,631	6,620,800
Biglari Holdings Inc.[a,b]	21,201	8,700,890
BJ’s Restaurants Inc.[a,b]	434,644	16,125,292
Brown Shoe Co. Inc.	718,129	15,461,317
Buckle Inc. (The)[b]	482,865	25,118,637
Buffalo Wild Wings Inc.[a,b]	329,282	32,322,321
Casey’s General Stores Inc.	674,156	40,557,225
Cash America International Inc.[b]	502,214	22,830,648
Cato Corp. (The) Class A	473,255	11,812,445
CEC Entertainment Inc.	294,298	12,077,990
Children’s Place Retail Stores Inc. (The)[a]	395,897	21,695,156
Christopher & Banks Corp.[a]	640,582	4,317,523
Cracker Barrel Old Country Store Inc.	418,293	39,595,615
DineEquity Inc.	285,606	19,669,685
EZCORP Inc. Class A NVS[a]	841,413	14,203,051
Fifth & Pacific Companies Inc.[a,b]	2,109,540	47,127,124
Finish Line Inc. (The) Class A	867,220	18,957,429

Security	Shares	Value

First Cash Financial Services Inc.[a,b]	472,479	$23,250,692
Francesca’s Holdings Corp.[a,b]	774,373	21,519,826
Fred’s Inc. Class A	595,819	9,229,236
Genesco Inc.[a,b]	422,487	28,302,404
Group 1 Automotive Inc.	380,256	24,461,868
Haverty Furniture Companies Inc.	350,068	8,055,065
Hibbett Sports Inc.[a,b]	455,754	25,294,347
Jack in the Box Inc.[a]	781,495	30,704,939
Jos. A. Bank Clothiers Inc.[a,b]	490,959	20,286,426
Kirkland’s Inc.[a]	266,583	4,598,557
Lithia Motors Inc. Class A	370,573	19,755,247
Lumber Liquidators Holdings Inc.[a,b]	482,619	37,581,542
MarineMax Inc.[a,b]	424,333	4,807,693
Men’s Wearhouse Inc. (The)	831,442	31,470,080
OfficeMax Inc.	1,530,911	15,661,220
Papa John’s International Inc.[a]	287,806	18,813,878
Pep Boys - Manny, Moe & Jack (The)[a,b]	934,994	10,827,231
PetMed Express Inc.	353,747	4,457,212
Red Robin Gourmet Burgers Inc.[a,b]	224,906	12,410,313
Ruby Tuesday Inc.[a,b]	1,009,856	9,320,971
rue21 Inc.[a,b]	273,276	11,371,014
Ruth’s Hospitality Group Inc.	629,144	7,593,768
Sonic Automotive Inc. Class A	603,912	12,766,700
Sonic Corp.[a,b]	922,282	13,428,426
Stage Stores Inc.	573,788	13,484,018
Stein Mart Inc.	486,043	6,634,487
Texas Roadhouse Inc.	1,015,913	25,418,143
Tuesday Morning Corp.[a]	751,310	7,791,085
Vitamin Shoppe Inc.[a,b]	530,999	23,809,995
Zale Corp.[a]	463,934	4,221,799
Zumiez Inc.[a,b]	377,948	10,866,005

		855,387,335
SAVINGS & LOANS — 0.68%
Bank Mutual Corp.	770,281	4,344,385
Brookline Bancorp Inc.	1,226,835	10,648,928
Dime Community Bancshares Inc.	507,667	7,777,458
Northwest Bancshares Inc.	1,647,706	22,260,508
Oritani Financial Corp.	688,364	10,793,547
Provident Financial Services Inc.	946,465	14,935,218

		70,760,044
SEMICONDUCTORS — 3.79%
ASML Holding NV NYS	1	79
ATMI Inc.[a]	559,668	13,236,148
Brooks Automation Inc.	1,170,349	11,387,496
Cabot Microelectronics Corp.[a]	408,545	13,486,070
CEVA Inc.[a]	390,736	7,564,649
Cirrus Logic Inc.[a,b]	1,115,936	19,372,649
Cohu Inc.	406,969	5,087,112
Diodes Inc.[a]	630,605	16,376,812
DSP Group Inc.[a]	395,331	3,285,201
Entropic Communications Inc.[a,b]	1,586,734	6,775,354
Exar Corp.[a]	813,032	8,756,355
GT Advanced Technologies Inc.[a,b]	2,097,452	8,704,426
Hittite Microwave Corp.[a]	476,361	27,628,938
Kopin Corp.[a]	1,102,611	4,090,687
Kulicke and Soffa Industries Inc.[a]	1,326,864	14,675,116
Micrel Inc.	831,339	8,213,629
Microsemi Corp.[a]	1,632,461	37,138,488
MKS Instruments Inc.	929,166	24,660,066

63

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2013

Security	Shares	Value

Monolithic Power Systems Inc.	575,308	$13,870,676
Nanometrics Inc.[a,b]	372,206	5,460,262
Pericom Semiconductor Corp.[a]	369,317	2,629,537
Power Integrations Inc.	508,735	20,634,291
QLogic Corp.[a]	1,564,432	14,955,970
Rubicon Technology Inc.[a,b]	306,831	2,457,716
Rudolph Technologies Inc.[a,b]	573,628	6,424,634
Sigma Designs Inc.[a,b]	590,578	2,982,419
Supertex Inc.	185,247	4,429,256
Tessera Technologies Inc.	924,542	19,230,473
TriQuint Semiconductor Inc.[a,b]	2,868,553	19,879,072
Ultratech Inc.[a,b]	487,715	17,908,895
Veeco Instruments Inc.[a,b]	688,815	24,397,827
Volterra Semiconductor Corp.[a]	442,656	6,250,303

		391,950,606
SOFTWARE — 3.09%
Avid Technology Inc.[a,b]	542,705	3,191,105
Blackbaud Inc.	802,585	26,140,194
Bottomline Technologies Inc.[a,b]	633,563	16,022,808
Computer Programs and Systems Inc.	183,152	9,000,089
CSG Systems International Inc.[a]	594,087	12,891,688
Digi International Inc.[a]	454,546	4,259,096
Digital River Inc.[a]	621,458	11,664,767
Ebix Inc.[b]	568,364	5,263,051
EPIQ Systems Inc.	564,312	7,601,283
Interactive Intelligence Group Inc.[a,b]	269,192	13,890,307
Medidata Solutions Inc.[a,b]	401,756	31,116,002
MicroStrategy Inc. Class Aa,b	156,809	13,636,111
Monotype Imaging Holdings Inc.	671,598	17,065,305
Omnicell Inc.[a]	603,199	12,395,739
Progress Software Corp.[a]	970,679	22,335,324
Quality Systems Inc.	701,823	13,131,108
Synchronoss Technologies Inc.[a,b]	487,374	15,045,235
SYNNEX Corp.[a,b]	465,564	19,684,046
Take-Two Interactive Software Inc.[a,b]	1,617,982	24,221,191
Tangoe Inc.[a,b]	560,007	8,640,908
Tyler Technologies Inc.[a]	475,594	32,601,969

		319,797,326
STORAGE & WAREHOUSING — 0.22%
Mobile Mini Inc.[a]	672,744	22,301,464

		22,301,464
TELECOMMUNICATIONS — 2.46%
Anixter International Inc.[a]	473,470	35,893,761
ARRIS Group Inc.[a]	2,011,811	28,869,488
Atlantic Tele-Network Inc.	164,907	8,189,282
Black Box Corp.	285,112	7,219,036
CalAmp Corp.[a]	565,166	8,251,424
Cbeyond Inc.[a]	498,931	3,911,619
Cincinnati Bell Inc.[a]	3,653,229	11,178,881
Comtech Telecommunications Corp.	289,852	7,794,120
General Communication Inc. Class Aa,b	567,992	4,447,377
Harmonic Inc.[a]	1,747,176	11,094,567
Ixia[a,b]	951,858	17,514,187
LogMeIn Inc.[a]	386,140	9,444,984
Lumos Networks Corp.	264,367	4,520,676
NETGEAR Inc.[a,b]	678,766	20,729,514
NTELOS Holdings Corp.	267,792	4,407,856

Security	Shares	Value

Oplink Communications Inc.[a]	339,215	$5,892,164
Procera Networks Inc.[a,b]	362,657	4,979,281
Symmetricom Inc.[a]	722,954	3,246,063
USA Mobility Inc.	381,970	5,183,333
ViaSat Inc.[a,b]	719,954	51,447,913

		254,215,526
TEXTILES — 0.39%
G&K Services Inc. Class A	343,556	16,353,266
UniFirst Corp.	263,694	24,062,077

		40,415,343
TOYS, GAMES & HOBBIES — 0.04%
JAKKS Pacific Inc.[b]	370,105	4,163,681

		4,163,681
TRANSPORTATION — 1.97%
Arkansas Best Corp.	422,194	9,689,352
Atlas Air Worldwide Holdings Inc.[a]	454,737	19,899,291
Bristow Group Inc.	635,034	41,480,421
ERA Group Inc.[a]	337,514	8,825,991
Forward Air Corp.	530,268	20,298,659
Heartland Express Inc.	806,189	11,181,842
Hub Group Inc. Class Aa,b	622,477	22,670,613
Knight Transportation Inc.	1,038,078	17,460,472
Old Dominion Freight Line Inc.[a,b]	1,242,386	51,708,105

		203,214,746
WATER — 0.18%
American States Water Co.	338,317	18,157,473

		18,157,473

TOTAL COMMON STOCKS
(Cost: $9,086,696,361)		10,341,404,370

SHORT-TERM INVESTMENTS — 14.31%

MONEY MARKET FUNDS — 14.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	1,382,044,185	1,382,044,185

64

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2013

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,e,f]	96,637,943	$96,637,943

		1,478,682,128

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,478,682,128)		1,478,682,128

TOTAL INVESTMENTS IN SECURITIES — 114.38% (Cost: $10,565,378,489)		11,820,086,498
Other Assets, Less Liabilities — (14.38)%		(1,486,347,071)

NET ASSETS — 100.00%		$10,333,739,427

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

65

Schedule of Investments   (Unaudited)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.88%

ADVERTISING — 0.16%
Harte-Hanks Inc.	2,152	$18,507
Interpublic Group of Companies Inc. (The)	20,456	297,635
Lamar Advertising Co. Class Aa,b	2,759	119,740
Omnicom Group Inc.	12,517	786,944

		1,222,826
AEROSPACE & DEFENSE — 1.79%
AAR Corp.	1,906	41,894
AeroVironment Inc.[a,b]	876	17,678
Alliant Techsystems Inc.	1,533	126,212
B/E Aerospace Inc.[a]	5,161	325,556
Boeing Co. (The)	33,066	3,387,281
Cubic Corp.	1,107	53,247
Curtiss-Wright Corp.	2,359	87,425
Esterline Technologies Corp.[a]	1,474	106,555
Exelis Inc.	9,267	127,792
GenCorp Inc.[a,b]	2,828	45,983
General Dynamics Corp.	16,166	1,266,283
Kaman Corp.	1,260	43,546
L-3 Communications Holdings Inc.	4,338	371,940
Lockheed Martin Corp.	12,907	1,399,893
Moog Inc. Class Aa,b	2,161	111,356
National Presto Industries Inc.	218	15,703
Northrop Grumman Corp.	11,385	942,678
Orbital Sciences Corp.[a,b]	3,294	57,217
Raytheon Co.	15,716	1,039,142
Rockwell Collins Inc.	6,607	418,950
Teledyne Technologies Inc.[a,b]	1,898	146,810
Triumph Group Inc.	2,383	188,614
United Technologies Corp.	40,977	3,808,402

		14,130,157
AGRICULTURE — 1.65%
Alliance One International Inc.[a,b]	4,265	16,207
Altria Group Inc.	97,457	3,410,020
Andersons Inc. (The)	863	45,903
Archer-Daniels-Midland Co.	31,842	1,079,762
Lorillard Inc.	18,332	800,742
Philip Morris International Inc.	79,279	6,867,147
Reynolds American Inc.	15,380	743,931
Universal Corp.	1,093	63,230

		13,026,942
AIRLINES — 0.10%
Alaska Air Group Inc.[a]	3,436	178,672
Allegiant Travel Co.	800	84,792
JetBlue Airways Corp.[a,b]	11,137	70,163
SkyWest Inc.	2,389	32,347
Southwest Airlines Co.	34,779	448,301

		814,275

Security	Shares	Value

APPAREL — 0.72%
Carter’s Inc.	2,573	$190,582
Coach Inc.	13,693	781,733
Crocs Inc.[a,b]	4,280	70,620
Deckers Outdoor Corp.[a,b]	1,712	86,473
Hanesbrands Inc.	4,764	244,965
Iconix Brand Group Inc.[a,b]	2,811	82,672
Maidenform Brands Inc.[a]	1,092	18,924
Nike Inc. Class B	35,008	2,229,309
Oxford Industries Inc.	651	40,622
Perry Ellis International Inc.	626	12,714
Quiksilver Inc.[a]	5,991	38,582
Ralph Lauren Corp.	2,979	517,572
SKECHERS U.S.A. Inc. Class Aa	1,752	42,066
Steven Madden Ltd.[a,b]	1,937	93,712
True Religion Apparel Inc.	1,264	40,018
Under Armour Inc. Class Aa,b	3,703	221,106
VF Corp.	4,277	825,718
Wolverine World Wide Inc.	2,574	140,566

		5,677,954
AUTO MANUFACTURERS — 0.67%
Ford Motor Co.	190,258	2,943,291
General Motors Co.[a]	37,417	1,246,361
Oshkosh Corp.[a]	4,126	156,664
PACCAR Inc.	17,203	923,113

		5,269,429
AUTO PARTS & EQUIPMENT — 0.35%
BorgWarner Inc.[a]	5,625	484,594
Delphi Automotive PLC	14,221	720,862
Dorman Products Inc.	1,284	58,589
Goodyear Tire & Rubber Co. (The)[a]	12,038	184,061
Johnson Controls Inc.	33,297	1,191,700
Spartan Motors Inc.	1,706	10,441
Standard Motor Products Inc.	896	30,769
Superior Industries International Inc.	1,093	18,810
Titan International Inc.	2,812	47,438

		2,747,264
BANKS — 7.47%
Associated Banc-Corp	8,185	127,277
BancorpSouth Inc.	4,238	75,013
Bank of America Corp.	522,567	6,720,212
Bank of Hawaii Corp.	2,184	109,899
Bank of New York Mellon Corp. (The)	56,479	1,584,236
Bank of the Ozarks Inc.	1,519	65,818
Banner Corp.	844	28,519
BB&T Corp.	34,095	1,155,139
BBCN Bancorp Inc.	3,669	52,173
Boston Private Financial Holdings Inc.	3,649	38,825
Capital One Financial Corp.	28,247	1,774,194
Cathay General Bancorp	3,417	69,536
Citigroup Inc.	147,498	7,075,479
City Holding Co.	670	26,096
City National Corp.	2,349	148,856
Columbia Banking System Inc.	2,548	60,668
Comerica Inc.	9,181	365,679
Commerce Bancshares Inc.	3,814	166,138

66

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2013

Security	Shares	Value

Community Bank System Inc.	1,922	$59,294
Cullen/Frost Bankers Inc.	3,002	200,444
CVB Financial Corp.	4,137	48,651
East West Bancorp Inc.	6,846	188,265
F.N.B. Corp.	6,640	80,211
Fifth Third Bancorp	42,347	764,363
First BanCorp (Puerto Rico)[a,b]	3,485	24,674
First Commonwealth Financial Corp.	5,135	37,845
First Financial Bancorp	2,775	41,347
First Financial Bankshares Inc.	1,496	83,267
First Horizon National Corp.	12,039	134,837
First Midwest Bancorp Inc.	3,485	47,814
FirstMerit Corp.	7,978	159,799
Fulton Financial Corp.	9,443	108,406
Glacier Bancorp Inc.	3,420	75,890
Goldman Sachs Group Inc. (The)	20,899	3,160,974
Hancock Holding Co.	4,049	121,753
Hanmi Financial Corp.[a]	1,684	29,756
Home Bancshares Inc.	2,166	56,251
Huntington Bancshares Inc.	41,010	323,159
Independent Bank Corp. (Massachusetts)	1,043	35,983
International Bancshares Corp.	2,573	58,098
J.P. Morgan Chase & Co.	183,197	9,670,970
KeyCorp	45,298	500,090
M&T Bank Corp.	5,979	668,153
MB Financial Inc.	2,626	70,377
Morgan Stanley	66,705	1,629,603
National Penn Bancshares Inc.	5,852	59,456
NBT Bancorp Inc.	2,139	45,283
Northern Trust Corp.	10,554	611,077
Old National Bancorp	4,956	68,541
PacWest Bancorp	1,969	60,350
Pinnacle Financial Partners Inc.[a,b]	1,557	40,030
PNC Financial Services Group Inc. (The)[c]	25,657	1,870,908
PrivateBancorp Inc.	3,200	67,872
Prosperity Bancshares Inc.	2,348	121,603
Regions Financial Corp.	68,401	651,862
S&T Bancorp Inc.	1,327	26,009
Signature Bank[a]	2,198	182,478
Simmons First National Corp. Class A	839	21,889
State Street Corp.	22,166	1,445,445
Sterling Bancorp	1,483	17,232
SunTrust Banks Inc.	26,037	821,988
Susquehanna Bancshares Inc.	8,983	115,432
SVB Financial Group[a]	2,158	179,805
Synovus Financial Corp.	37,541	109,620
Taylor Capital Group Inc.[a]	691	11,671
TCF Financial Corp.	8,120	115,142
Texas Capital Bancshares Inc.[a]	1,944	86,236
Tompkins Financial Corp.	609	27,521
TrustCo Bank Corp. NY	4,529	24,638
Trustmark Corp.	3,253	79,959
U.S. Bancorp	89,689	3,242,257
UMB Financial Corp.	1,527	85,008
Umpqua Holdings Corp.	5,401	81,069
United Bankshares Inc.	986	26,080
United Community Banks Inc.[a,b]	2,553	31,708
Valley National Bancorp	9,287	87,948
ViewPoint Financial Group	1,667	34,690
Webster Financial Corp.	4,418	113,454
Wells Fargo & Co.	238,739	9,852,759
Westamerica Bancorp	1,314	60,037
Wilshire Bancorp Inc.	2,631	17,417

Security	Shares	Value

Wintrust Financial Corp.	1,711	$65,497
Zions Bancorp	9,000	259,920

		58,843,922
BEVERAGES — 2.18%
Beam Inc.	7,872	496,802
Boston Beer Co. Inc. (The) Class Aa,b	416	70,986
Brown-Forman Corp. Class B NVS	7,322	494,601
Coca-Cola Co. (The)	185,631	7,445,659
Coca-Cola Enterprises Inc.	12,619	443,684
Constellation Brands Inc. Class Aa	7,311	381,049
Dr Pepper Snapple Group Inc.	9,963	457,601
Green Mountain Coffee Roasters Inc.[a]	5,958	447,207
Molson Coors Brewing Co. Class B NVS	7,515	359,668
Monster Beverage Corp.[a]	7,088	430,738
PepsiCo Inc.	74,964	6,131,306

		17,159,301
BIOTECHNOLOGY — 2.05%
Acorda Therapeutics Inc.[a,b]	1,932	63,737
Alexion Pharmaceuticals Inc.[a]	9,487	875,081
Amgen Inc.	36,328	3,584,120
ArQule Inc.[a,b]	2,626	6,092
Bio-Rad Laboratories Inc. Class Aa	1,041	116,800
Biogen Idec Inc.[a]	11,538	2,482,978
Cambrex Corp.[a]	1,309	18,287
Celgene Corp.[a]	20,232	2,365,323
Charles River Laboratories International Inc.[a,b]	2,325	95,395
Cubist Pharmaceuticals Inc.[a,b]	3,185	153,835
Emergent BioSolutions Inc.[a]	1,247	17,982
Gilead Sciences Inc.[a]	73,895	3,784,163
Life Technologies Corp.[a]	8,358	618,575
Medicines Co. (The)[a]	2,589	79,638
Momenta Pharmaceuticals Inc.[a,b]	2,425	36,520
Regeneron Pharmaceuticals Inc.[a]	3,694	830,707
Spectrum Pharmaceuticals Inc.[b]	2,389	17,822
United Therapeutics Corp.[a,b]	2,339	153,953
Vertex Pharmaceuticals Inc.[a]	10,699	854,529

		16,155,537
BUILDING MATERIALS — 0.25%
AAON Inc.	891	29,474
Apogee Enterprises Inc.	1,310	31,440
Comfort Systems USA Inc.	1,886	28,139
Drew Industries Inc.	885	34,798
Eagle Materials Inc.	2,308	152,951
Fortune Brands Home & Security Inc.	7,943	307,712
Gibraltar Industries Inc.[a]	1,500	21,840
Griffon Corp.	2,202	24,773
Headwaters Inc.[a,b]	3,291	29,093
Lennox International Inc.	2,193	141,536
Louisiana-Pacific Corp.[a]	6,613	97,806
Martin Marietta Materials Inc.	2,200	216,524
Masco Corp.	17,393	338,990
Quanex Building Products Corp.	1,738	29,268
Simpson Manufacturing Co. Inc.	1,939	57,045
Texas Industries Inc.[a]	1,030	67,094
Universal Forest Products Inc.	903	36,048
Vulcan Materials Co.	6,261	303,095

		1,947,626

67

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2013

Security	Shares	Value

CHEMICALS — 2.41%
A. Schulman Inc.	1,481	$39,720
Air Products and Chemicals Inc.	10,084	923,392
Airgas Inc.	3,216	306,999
Albemarle Corp.	4,320	269,093
American Vanguard Corp.	1,113	26,078
Ashland Inc.	3,592	299,932
Balchem Corp.	1,601	71,645
Cabot Corp.	2,976	111,362
CF Industries Holdings Inc.	2,871	492,377
Cytec Industries Inc.	2,009	147,159
Dow Chemical Co. (The)	58,793	1,891,371
E.I. du Pont de Nemours and Co.	44,644	2,343,810
Eastman Chemical Co.	7,527	526,965
Ecolab Inc.	12,888	1,097,929
FMC Corp.	6,658	406,538
H.B. Fuller Co.	2,517	95,168
Hawkins Inc.	434	17,095
Innophos Holdings Inc.	1,049	49,481
International Flavors & Fragrances Inc.	3,914	294,176
Intrepid Potash Inc.	2,533	48,254
Kraton Performance Polymers Inc.[a]	1,527	32,372
LyondellBasell Industries NV Class A	18,481	1,224,551
Minerals Technologies Inc.	1,724	71,270
Monsanto Co.	25,880	2,556,944
Mosaic Co. (The)	13,349	718,310
NewMarket Corp.	502	131,805
Olin Corp.	3,849	92,068
OM Group Inc.[a,b]	1,528	47,246
PolyOne Corp.	4,794	118,795
PPG Industries Inc.	6,944	1,016,671
Praxair Inc.	14,359	1,653,582
Quaker Chemical Corp.	620	38,446
RPM International Inc.	6,465	206,492
Sensient Technologies Corp.	2,361	95,550
Sherwin-Williams Co. (The)	4,159	734,479
Sigma-Aldrich Corp.	5,794	465,606
Stepan Co.	828	46,045
Valspar Corp. (The)	4,079	263,789
Zep Inc.	1,040	16,463

		18,989,028
COAL — 0.09%
Alpha Natural Resources Inc.[a]	10,499	55,015
Arch Coal Inc.	10,116	38,238
Cloud Peak Energy Inc.[a]	2,848	46,935
CONSOL Energy Inc.	11,018	298,588
Peabody Energy Corp.	12,928	189,266
SunCoke Energy Inc.[a]	3,260	45,705

		673,747
COMMERCIAL SERVICES — 1.80%
Aaron’s Inc.	3,414	95,626
ABM Industries Inc.	2,344	57,451
ADT Corp. (The)	10,681	425,638
Alliance Data Systems Corp.[a,b]	2,383	431,395
American Public Education Inc.[a,b]	853	31,697
AMN Healthcare Services Inc.[a]	2,360	33,795
Apollo Group Inc. Class Aa,b	4,894	86,722
Arbitron Inc.	1,298	60,292

Security	Shares	Value

Automatic Data Processing Inc.	23,465	$1,615,800
Brink’s Co. (The)	2,380	60,714
Capella Education Co.[a,b]	470	19,576
Cardtronics Inc.[a,b]	2,101	57,988
Career Education Corp.[a]	2,807	8,140
CDI Corp.	601	8,510
Chemed Corp.	886	64,173
Consolidated Graphics Inc.[a]	430	20,214
Convergys Corp.	5,386	93,878
CoreLogic Inc.[a]	4,722	109,409
Corinthian Colleges Inc.[a]	3,701	8,290
Corporate Executive Board Co. (The)	1,675	105,894
CorVel Corp.[a,b]	526	15,396
Cross Country Healthcare Inc.[a]	1,488	7,678
Deluxe Corp.	2,569	89,016
DeVry Inc.	2,833	87,880
Equifax Inc.	5,810	342,383
ExlService Holdings Inc.[a]	1,282	37,896
Forrester Research Inc.	663	24,325
FTI Consulting Inc.[a]	1,944	63,938
Gartner Inc.[a,b]	4,555	259,589
Global Payments Inc.	3,849	178,286
H&R Block Inc.	13,130	364,358
Healthcare Services Group Inc.	3,413	83,687
Heartland Payment Systems Inc.	1,909	71,110
Heidrick & Struggles International Inc.	850	14,212
HMS Holdings Corp.[a,b]	4,128	96,182
Insperity Inc.	1,070	32,421
Iron Mountain Inc.	8,330	221,661
ITT Educational Services Inc.[a,b]	663	16,177
Kelly Services Inc. Class A	1,315	22,973
Korn/Ferry International[a]	2,188	41,003
Landauer Inc.	438	21,160
Lender Processing Services Inc.	4,028	130,306
Lincoln Educational Services Corp.	1,070	5,639
Live Nation Entertainment Inc.[a]	6,901	106,966
Manpowergroup Inc.	3,825	209,610
MasterCard Inc. Class A	5,071	2,913,290
Matthews International Corp. Class A	1,264	47,653
MAXIMUS Inc.	1,680	125,126
McGraw Hill Financial Inc.	13,322	708,597
Medifast Inc.[a,b]	639	16,461
Monro Muffler Brake Inc.[b]	1,483	71,258
Monster Worldwide Inc.[a,b]	5,406	26,543
Moody’s Corp.	9,422	574,082
Navigant Consulting Inc.[a]	2,417	29,004
On Assignment Inc.[a]	2,196	58,677
PAREXEL International Corp.[a]	2,799	128,586
Paychex Inc.	15,662	571,976
Quanta Services Inc.[a]	10,304	272,644
R.R. Donnelley & Sons Co.[b]	8,568	120,038
Rent-A-Center Inc.	2,848	106,942
Resources Connection Inc.	2,168	25,149
Robert Half International Inc.	6,859	227,925
Rollins Inc.	3,051	79,021
SAIC Inc.	13,764	191,733
SEI Investments Co.	6,486	184,397
Service Corp. International	10,164	183,257
Sotheby’s	3,395	128,704
Strayer Education Inc.[b]	627	30,616
TeleTech Holdings Inc.[a,b]	1,124	26,335
Total System Services Inc.	7,795	190,822
Towers Watson & Co. Class A	2,786	228,285

68

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2013

Security	Shares	Value

TrueBlue Inc.[a,b]	2,311	$48,647
United Rentals Inc.[a,b]	4,507	224,944
Universal Technical Institute Inc.	1,033	10,671
Valassis Communications Inc.	1,959	48,172
Viad Corp.	912	22,362
Western Union Co.	26,843	459,284
WEX Inc.[a,b]	1,869	143,352

		14,163,607
COMPUTERS — 5.38%
3D Systems Corp.[a,b]	4,436	194,741
Accenture PLC Class A	31,597	2,273,720
Agilysys Inc.[a,b]	697	7,869
Apple Inc.	45,492	18,018,471
CACI International Inc. Class Aa,b	1,080	68,569
Cadence Design Systems Inc.[a,b]	13,538	196,030
CIBER Inc.[a,b]	3,620	12,091
Cognizant Technology Solutions Corp. Class Aa	14,657	917,675
Computer Sciences Corp.	7,236	316,720
Dell Inc.	71,123	949,492
Diebold Inc.	3,016	101,609
DST Systems Inc.	1,488	97,211
Electronics For Imaging Inc.[a]	2,206	62,408
EMC Corp.	102,128	2,412,263
Hewlett-Packard Co.	93,543	2,319,867
iGATE Corp.[a]	1,488	24,433
Insight Enterprises Inc.[a]	2,131	37,804
International Business Machines Corp.	50,518	9,654,495
j2 Global Inc.[b]	2,134	90,716
Jack Henry & Associates Inc.	4,252	200,397
Lexmark International Inc. Class A	3,162	96,662
LivePerson Inc.[a,b]	2,326	20,829
Manhattan Associates Inc.[a,b]	1,030	79,475
Mentor Graphics Corp.	4,495	87,877
Mercury Systems Inc.[a,b]	1,465	13,507
MICROS Systems Inc.[a,b]	3,853	166,257
MTS Systems Corp.	693	39,224
NCR Corp.[a]	8,098	267,153
NetApp Inc.[a]	17,571	663,832
NetScout Systems Inc.[a,b]	1,724	40,238
RadiSys Corp.[a,b]	1,127	5,421
Riverbed Technology Inc.[a,b]	7,734	120,341
SanDisk Corp.[a]	11,682	713,770
Seagate Technology PLC	15,495	694,641
Super Micro Computer Inc.[a,b]	1,294	13,768
Sykes Enterprises Inc.[a,b]	1,730	27,265
Synaptics Inc.[a,b]	1,521	58,650
Synopsys Inc.[a]	7,552	269,984
Teradata Corp.[a]	7,928	398,224
Virtusa Corp.[a,b]	889	19,700
Western Digital Corp.	10,334	641,638

		42,395,037
COSMETICS & PERSONAL CARE — 1.76%
Avon Products Inc.	20,895	439,422
Colgate-Palmolive Co.	42,420	2,430,242
Estee Lauder Companies Inc. (The) Class A	11,615	763,918
Inter Parfums Inc.	833	23,757
Procter & Gamble Co. (The)	132,841	10,227,429

		13,884,768

Security	Shares	Value

DISTRIBUTION & WHOLESALE — 0.43%
Arrow Electronics Inc.[a]	5,109	$203,594
Fastenal Co.	13,066	599,076
Fossil Group Inc.[a]	2,614	270,052
Genuine Parts Co.	7,522	587,242
Ingram Micro Inc. Class Aa,b	7,144	135,665
LKQ Corp.[a,b]	14,427	371,495
MWI Veterinary Supply Inc.[a,b]	589	72,588
Owens & Minor Inc.[b]	3,012	101,896
Pool Corp.	2,320	121,591
ScanSource Inc.[a]	1,297	41,504
United Stationers Inc.	1,941	65,121
W.W. Grainger Inc.	2,881	726,531
Watsco Inc.	1,466	123,085

		3,419,440
DIVERSIFIED FINANCIAL SERVICES — 2.63%
Affiliated Managers Group Inc.[a]	2,540	416,408
American Express Co.	46,347	3,464,902
Ameriprise Financial Inc.	9,856	797,153
BlackRock Inc.[c]	6,058	1,555,997
Calamos Asset Management Inc. Class A	901	9,461
CBOE Holdings Inc.	4,291	200,132
Charles Schwab Corp. (The)	53,550	1,136,866
CME Group Inc.	14,962	1,136,813
Discover Financial Services	23,786	1,133,165
E*TRADE Financial Corp.[a]	13,826	175,037
Eaton Vance Corp. NVS	5,858	220,202
Encore Capital Group Inc.[a,b]	1,255	41,553
Federated Investors Inc. Class B	4,473	122,605
Financial Engines Inc.	2,207	100,617
Franklin Resources Inc.	6,745	917,455
Greenhill & Co. Inc.	1,265	57,861
Higher One Holdings Inc.[a,b]	1,458	16,971
Interactive Brokers Group Inc. Class A	2,169	34,639
IntercontinentalExchange Inc.[a,b]	3,572	634,959
Invesco Ltd.	21,511	684,050
Investment Technology Group Inc.[a]	1,944	27,177
Janus Capital Group Inc.	8,867	75,458
Legg Mason Inc.	5,583	173,129
MarketAxess Holdings Inc.	1,758	82,187
NASDAQ OMX Group Inc. (The)	5,606	183,821
National Financial Partners Corp.[a]	2,103	53,227
NYSE Euronext Inc.	11,796	488,354
Outerwall Inc.[a]	1,455	85,365
Piper Jaffray Companies Inc.[a]	853	26,963
Portfolio Recovery Associates Inc.[a]	831	127,667
Raymond James Financial Inc.	5,575	239,613
SLM Corp.	21,621	494,256
Stifel Financial Corp.[a,b]	2,757	98,342
SWS Group Inc.[a,b]	1,498	8,164
T. Rowe Price Group Inc.	12,544	917,594
Virtus Investment Partners Inc.[a]	270	47,593
Visa Inc. Class A	24,570	4,490,167
Waddell & Reed Financial Inc. Class A	4,091	177,958
WageWorks Inc.[a]	1,022	35,208
World Acceptance Corp.[a,b]	625	54,338

		20,743,427

69

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2013

Security	Shares	Value

ELECTRIC — 2.95%
AES Corp. (The)	29,933	$358,897
ALLETE Inc.	1,700	84,745
Alliant Energy Corp.	5,358	270,150
Ameren Corp.	11,791	406,082
American Electric Power Co. Inc.	23,625	1,057,928
Avista Corp.	3,010	81,330
Black Hills Corp.	2,123	103,496
Cleco Corp.	3,009	139,708
CMS Energy Corp.	12,854	349,243
Consolidated Edison Inc.	14,165	825,961
Dominion Resources Inc.	27,967	1,589,085
DTE Energy Co.	8,349	559,466
Duke Energy Corp.	34,157	2,305,598
Edison International	15,733	757,701
El Paso Electric Co.	1,958	69,137
Entergy Corp.	8,593	598,760
Exelon Corp.	41,493	1,281,304
FirstEnergy Corp.	20,220	755,015
Great Plains Energy Inc.	7,308	164,722
Hawaiian Electric Industries Inc.	4,774	120,830
IDACORP Inc.	2,368	113,096
Integrys Energy Group Inc.	3,900	228,267
MDU Resources Group Inc.	9,221	238,916
National Fuel Gas Co.	4,065	235,567
NextEra Energy Inc.	20,569	1,675,962
Northeast Utilities	15,227	639,839
NorthWestern Corp.	1,733	69,147
NRG Energy Inc.	15,513	414,197
NV Energy Inc.	11,552	271,010
OGE Energy Corp.	4,754	324,223
Pepco Holdings Inc.	12,009	242,101
PG&E Corp.	21,288	973,500
Pinnacle West Capital Corp.	5,346	296,543
PNM Resources Inc.	3,932	87,251
PPL Corp.	28,393	859,172
Public Service Enterprise Group Inc.	24,481	799,549
SCANA Corp.	6,712	329,559
Southern Co. (The)	42,282	1,865,905
TECO Energy Inc.	9,850	169,322
UIL Holdings Corp.	2,378	90,959
UNS Energy Corp.	1,959	87,626
Westar Energy Inc.	6,023	192,495
Wisconsin Energy Corp.	11,169	457,817
Xcel Energy Inc.	24,166	684,864

		23,226,045
ELECTRICAL COMPONENTS & EQUIPMENT — 0.48%
Acuity Brands Inc.	2,121	160,178
Advanced Energy Industries Inc.[a,b]	1,754	30,537
AMETEK Inc.	11,785	498,505
Belden Inc.	2,124	106,051
Emerson Electric Co.	34,766	1,896,138
Encore Wire Corp.	892	30,417
Energizer Holdings Inc.	2,988	300,324
EnerSys Inc.	2,371	116,274
General Cable Corp.	2,413	74,200
Hubbell Inc. Class B	2,578	255,222
Littelfuse Inc.	1,045	77,967
Molex Inc.	6,638	194,759
Powell Industries Inc.[a,b]	421	21,745

Security	Shares	Value

Vicor Corp.[a]	896	$6,138

		3,768,455
ELECTRONICS — 1.41%
Agilent Technologies Inc.	16,821	719,266
American Science and Engineering Inc.	430	24,080
Amphenol Corp. Class A	7,724	602,009
Analogic Corp.	618	45,009
Avnet Inc.[a,b]	6,667	224,011
Badger Meter Inc.	672	29,938
Bel Fuse Inc. Class B	439	5,905
Benchmark Electronics Inc.[a]	2,788	56,039
Brady Corp. Class A	2,317	71,201
Checkpoint Systems Inc.[a,b]	1,937	27,486
Coherent Inc.	1,110	61,128
CTS Corp.	1,538	20,978
Electro Scientific Industries Inc.	1,108	11,922
ESCO Technologies Inc.	1,266	40,993
FARO Technologies Inc.[a,b]	831	28,104
FEI Co.	1,897	138,462
FLIR Systems Inc.	6,852	184,798
Garmin Ltd.	5,221	188,791
Gentex Corp.	6,836	157,570
Honeywell International Inc.	38,084	3,021,585
II-VI Inc.[a,b]	2,598	42,243
Itron Inc.[a,b]	1,935	82,102
Jabil Circuit Inc.	9,051	184,459
Measurement Specialties Inc.[a,b]	677	31,501
Methode Electronics Inc.	1,753	29,819
Mettler-Toledo International Inc.[a,b]	1,484	298,581
National Instruments Corp.	4,691	131,067
Newport Corp.[a]	1,742	24,266
OSI Systems Inc.[a,b]	903	58,171
Park Electrochemical Corp.	909	21,825
PerkinElmer Inc.	5,579	181,317
Plexus Corp.[a]	1,688	50,454
Rofin-Sinar Technologies Inc.[a]	1,314	32,771
Rogers Corp.[a,b]	853	40,364
TE Connectivity Ltd.	20,178	918,906
Tech Data Corp.[a]	1,768	83,255
Thermo Fisher Scientific Inc.	17,395	1,472,139
Trimble Navigation Ltd.[a,b]	12,492	324,917
TTM Technologies Inc.[a,b]	2,529	21,244
Tyco International Ltd.	22,367	736,993
Vishay Intertechnology Inc.[a,b]	6,618	91,924
Waters Corp.[a,b]	4,112	411,406
Watts Water Technologies Inc. Class A	1,342	60,846
Woodward Inc.	3,000	120,000

		11,109,845
ENGINEERING & CONSTRUCTION — 0.22%
AECOM Technology Corp.[a]	5,177	164,577
Aegion Corp.[a]	1,883	42,386
Dycom Industries Inc.[a]	1,557	36,029
EMCOR Group Inc.	3,211	130,527
Engility Holdings Inc.[a,b]	817	23,219
Exponent Inc.	652	38,540
Fluor Corp.	7,977	473,116
Granite Construction Inc.	1,698	50,533
Jacobs Engineering Group Inc.[a]	6,265	345,389
KBR Inc.	7,141	232,083

70

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2013

Security	Shares	Value

Orion Marine Group Inc.[a,b]	1,281	$15,487
URS Corp.	3,660	172,825

		1,724,711
ENTERTAINMENT — 0.10%
Bally Technologies Inc.[a,b]	1,988	112,163
Cinemark Holdings Inc.	4,999	139,572
DreamWorks Animation SKG Inc. Class Aa	3,397	87,167
International Game Technology	12,854	214,790
International Speedway Corp. Class A	1,299	40,880
Marriott Vacations Worldwide Corp.[a]	1,480	63,995
Multimedia Games Holding Co. Inc.[a]	1,330	34,673
Pinnacle Entertainment Inc.[a]	2,835	55,765
Scientific Games Corp. Class Aa,b	2,629	29,576
SHFL Entertainment Inc.[a,b]	2,510	44,452

		823,033
ENVIRONMENTAL CONTROL — 0.32%
Calgon Carbon Corp.[a,b]	2,628	43,835
Clean Harbors Inc.[a,b]	2,562	129,458
Darling International Inc.[a]	5,586	104,235
Mine Safety Appliances Co.	1,472	68,522
Republic Services Inc.	14,436	489,958
Stericycle Inc.[a]	4,243	468,554
Tetra Tech Inc.[a,b]	3,195	75,114
Waste Connections Inc.	6,168	253,752
Waste Management Inc.	21,313	859,553

		2,492,981
FOOD — 1.89%
B&G Foods Inc. Class A	2,544	86,623
Cal-Maine Foods Inc.	670	31,162
Calavo Growers Inc.	633	17,211
Campbell Soup Co.	8,588	384,657
ConAgra Foods Inc.	20,200	705,586
Dean Foods Co.[a,b]	8,736	87,535
Diamond Foods Inc.[a,b]	1,058	21,953
Flowers Foods Inc.	8,301	183,037
General Mills Inc.	31,400	1,523,842
Hain Celestial Group Inc.[a,b]	2,348	152,550
Harris Teeter Supermarkets Inc.	2,344	109,840
Hershey Co. (The)	7,267	648,798
Hillshire Brands Co.	5,871	194,213
Hormel Foods Corp.	6,604	254,782
Ingredion Inc.	3,706	243,188
J&J Snack Foods Corp.	669	52,048
J.M. Smucker Co. (The)	5,207	537,102
Kellogg Co.	12,181	782,386
Kraft Foods Group Inc.	28,782	1,608,050
Kroger Co. (The)	25,197	870,304
Lancaster Colony Corp.	907	70,737
McCormick & Co. Inc. NVS	6,397	450,093
Mondelez International Inc. Class A	86,735	2,474,550
Nash-Finch Co.	601	13,228
Post Holdings Inc.[a]	1,542	67,324
Safeway Inc.	11,846	280,276
Sanderson Farms Inc.	1,033	68,612
Seneca Foods Corp. Class Aa,b	431	13,223
Smithfield Foods Inc.[a]	6,000	196,500
Snyders-Lance Inc.	2,399	68,156

Security	Shares	Value

Spartan Stores Inc.	1,077	$19,860
SUPERVALU Inc.	10,119	62,940
Sysco Corp.	28,846	985,379
Tootsie Roll Industries Inc.	917	29,142
TreeHouse Foods Inc.[a,b]	1,715	112,401
Tyson Foods Inc. Class A	13,812	354,692
United Natural Foods Inc.[a,b]	2,402	129,684
WhiteWave Foods Co. Class Aa,b	6,641	107,916
Whole Foods Market Inc.	16,694	859,407

		14,858,987
FOREST PRODUCTS & PAPER — 0.22%
Buckeye Technologies Inc.	1,830	67,783
Clearwater Paper Corp.[a,b]	1,085	51,060
Deltic Timber Corp.	472	27,291
Domtar Corp.	1,711	113,782
International Paper Co.	21,622	958,071
KapStone Paper and Packaging Corp.	1,908	76,664
MeadWestvaco Corp.	8,548	291,572
Neenah Paper Inc.	677	21,508
P.H. Glatfelter Co.	2,104	52,811
Schweitzer-Mauduit International Inc.	1,508	75,219
Wausau Paper Corp.	2,391	27,257

		1,763,018
GAS — 0.44%
AGL Resources Inc.	5,750	246,445
Atmos Energy Corp.	4,459	183,087
CenterPoint Energy Inc.	20,710	486,478
Laclede Group Inc. (The)	1,408	64,289
New Jersey Resources Corp.	2,116	87,877
NiSource Inc.	14,993	429,399
Northwest Natural Gas Co.	1,275	54,162
Piedmont Natural Gas Co.	3,719	125,479
Questar Corp.	8,414	200,674
Sempra Energy	11,009	900,096
South Jersey Industries Inc.	1,526	87,608
Southwest Gas Corp.	2,324	108,740
UGI Corp.	5,538	216,591
Vectren Corp.	3,881	131,294
WGL Holdings Inc.	2,566	110,903

		3,433,122
HAND & MACHINE TOOLS — 0.18%
Franklin Electric Co. Inc.	1,975	66,459
Kennametal Inc.	3,852	149,573
Lincoln Electric Holdings Inc.	4,046	231,714
Regal Beloit Corp.	2,151	139,471
Snap-on Inc.	2,825	252,499
Stanley Black & Decker Inc.	7,750	599,075

		1,438,791
HEALTH CARE — PRODUCTS — 1.94%
Abaxis Inc.	1,069	50,788
ABIOMED Inc.[a,b]	1,763	38,010
Affymetrix Inc.[a,b]	3,439	15,269
Baxter International Inc.	26,291	1,821,178
Becton, Dickinson and Co.	9,403	929,299
Boston Scientific Corp.[a,b]	66,016	611,968

71

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2013

Security	Shares	Value

C.R. Bard Inc.	3,671	$398,964
Cantel Medical Corp.	1,097	37,155
CareFusion Corp.[a]	10,757	396,395
CONMED Corp.	1,316	41,112
Cooper Companies Inc. (The)	2,318	275,958
Covidien PLC	22,844	1,435,517
CryoLife Inc.	1,476	9,240
Cyberonics Inc.[a,b]	1,230	63,911
Cynosure Inc. Class Aa	951	24,707
Edwards Lifesciences Corp.[a,b]	5,413	363,754
Greatbatch Inc.[a]	1,107	36,299
Haemonetics Corp.[a,b]	2,414	99,819
Hanger Inc.[a,b]	1,669	52,790
Henry Schein Inc.[a,b]	4,257	407,608
Hill-Rom Holdings Inc.	2,999	101,006
Hologic Inc.[a,b]	12,924	249,433
Hospira Inc.[a]	7,941	304,220
ICU Medical Inc.[a,b]	621	44,749
IDEXX Laboratories Inc.[a,b]	2,615	234,775
Integra LifeSciences Holdings Corp.[a,b]	912	33,407
Intuitive Surgical Inc.[a]	1,945	985,298
Invacare Corp.	1,508	21,655
Luminex Corp.[a,b]	1,758	36,232
Masimo Corp.	2,535	53,742
Medtronic Inc.	49,037	2,523,934
Meridian Bioscience Inc.	1,938	41,667
Merit Medical Systems Inc.[a,b]	1,958	21,832
Natus Medical Inc.[a]	1,313	17,922
NuVasive Inc.[a,b]	1,963	48,663
ResMed Inc.[b]	6,905	311,623
St. Jude Medical Inc.	13,708	625,496
Steris Corp.	2,799	120,021
Stryker Corp.	13,973	903,774
SurModics Inc.[a,b]	636	12,726
Symmetry Medical Inc.[a]	1,736	14,617
TECHNE Corp.	1,690	116,745
Teleflex Inc.	1,986	153,895
Thoratec Corp.[a,b]	2,822	88,357
Varian Medical Systems Inc.[a]	5,222	352,224
West Pharmaceutical Services Inc.	1,686	118,458
Zimmer Holdings Inc.	8,188	613,609

		15,259,821
HEALTH CARE — SERVICES — 1.39%
Aetna Inc.	18,402	1,169,263
Air Methods Corp.	1,668	56,512
Almost Family Inc.	411	7,809
Amedisys Inc.[a,b]	1,342	15,594
AmSurg Corp.[a,b]	1,481	51,983
Bio-Reference Laboratories Inc.[a,b]	1,248	35,880
Centene Corp.[a]	2,656	139,334
Cigna Corp.	13,814	1,001,377
Community Health Systems Inc.	4,482	210,116
Covance Inc.[a,b]	2,775	211,288
DaVita HealthCare Partners Inc.[a]	4,067	491,294
Ensign Group Inc. (The)	831	29,268
Gentiva Health Services Inc.[a,b]	1,475	14,691
Health Management Associates Inc. Class Aa	12,712	199,833
Health Net Inc.[a]	3,902	124,162
Healthways Inc.[a]	1,526	26,522
Humana Inc.	7,693	649,135
IPC The Hospitalist Co. Inc.[a,b]	815	41,858

Security	Shares	Value

Kindred Healthcare Inc.[a]	2,549	$33,468
Laboratory Corp. of America Holdings[a,b]	4,561	456,556
LHC Group Inc.[a]	681	13,334
LifePoint Hospitals Inc.[a,b]	2,385	116,483
Magellan Health Services Inc.[a,b]	1,305	73,184
MEDNAX Inc.[a,b]	2,389	218,785
Molina Healthcare Inc.[a]	1,340	49,821
Quest Diagnostics Inc.	7,720	468,064
Tenet Healthcare Corp.[a,b]	5,152	237,507
UnitedHealth Group Inc.	49,460	3,238,641
Universal Health Services Inc. Class B	4,275	286,254
WellCare Health Plans Inc.[a,b]	2,105	116,933
WellPoint Inc.	14,582	1,193,391

		10,978,340
HOLDING COMPANIES — DIVERSIFIED — 0.07%
Apollo Investment Corp.	11,555	89,435
Leucadia National Corp.	14,218	372,796
Prospect Capital Corp.	9,851	106,391

		568,622
HOME BUILDERS — 0.23%
D.R. Horton Inc.	13,378	284,684
KB Home	3,940	77,342
Lennar Corp. Class A	7,922	285,509
M.D.C. Holdings Inc.	1,937	62,972
M/I Homes Inc.[a,b]	1,092	25,072
Meritage Homes Corp.[a]	1,489	64,563
NVR Inc.[a]	228	210,216
PulteGroup Inc.[a]	16,355	310,254
Ryland Group Inc. (The)[b]	2,342	93,914
Standard-Pacific Corp.[a]	7,160	59,643
Thor Industries Inc.	2,145	105,491
Toll Brothers Inc.[a]	7,282	237,612
Winnebago Industries Inc.[a,b]	1,336	28,043

		1,845,315
HOME FURNISHINGS — 0.13%
Daktronics Inc.	1,760	18,057
DTS Inc.[a,b]	820	16,876
Ethan Allen Interiors Inc.	1,240	35,712
Harman International Industries Inc.	3,286	178,101
iRobot Corp.[a,b]	1,277	50,786
La-Z-Boy Inc.	2,411	48,871
Select Comfort Corp.[a,b]	2,769	69,391
Tempur Sealy International Inc.[a]	2,811	123,403
Universal Electronics Inc.[a]	674	18,960
VOXX International Corp.[a]	886	10,871
Whirlpool Corp.	3,811	435,826

		1,006,854
HOUSEHOLD PRODUCTS & WARES — 0.47%
American Greetings Corp. Class A	1,499	27,312
Avery Dennison Corp.	4,737	202,554
Blyth Inc.[b]	642	8,962
Central Garden & Pet Co. Class Aa	1,731	11,944
Church & Dwight Co. Inc.	6,716	414,444
Clorox Co. (The)	6,423	534,008
Helen of Troy Ltd.[a]	1,490	57,171

72

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2013

Security	Shares	Value

Jarden Corp.[a]	4,898	$214,288
Kimberly-Clark Corp.	18,660	1,812,632
Prestige Brands Holdings Inc.[a,b]	2,362	68,829
Scotts Miracle-Gro Co. (The) Class Ab	1,891	91,354
Tupperware Brands Corp.	2,626	204,014
WD-40 Co.	666	36,284

		3,683,796
HOUSEWARES — 0.06%
Newell Rubbermaid Inc.	13,804	362,355
Toro Co. (The)	2,795	126,921

		489,276
INSURANCE — 4.35%
ACE Ltd.	16,543	1,480,268
Aflac Inc.	22,605	1,313,803
Alleghany Corp.[a]	806	308,948
Allstate Corp. (The)	22,755	1,094,971
American Financial Group Inc.	3,644	178,228
American International Group Inc.[a]	71,602	3,200,609
Amerisafe Inc.	852	27,596
Aon PLC	15,103	971,878
Arthur J. Gallagher & Co.	6,019	262,970
Aspen Insurance Holdings Ltd.[b]	3,482	129,147
Assurant Inc.	3,864	196,716
Berkshire Hathaway Inc. Class Ba	88,419	9,895,855
Brown & Brown Inc.	5,792	186,734
Chubb Corp. (The)	12,636	1,069,637
Cincinnati Financial Corp.	7,076	324,788
eHealth Inc.[a,b]	1,042	23,674
Employers Holdings Inc.	613	14,988
Everest Re Group Ltd.	2,416	309,876
Fidelity National Financial Inc. Class A	10,576	251,815
First American Financial Corp.	5,102	112,448
Genworth Financial Inc. Class Aa	24,115	275,152
Hanover Insurance Group Inc. (The)	2,150	105,200
Hartford Financial Services Group Inc. (The)	22,155	685,033
HCC Insurance Holdings Inc.	4,937	212,834
Horace Mann Educators Corp.	1,910	46,566
Infinity Property and Casualty Corp.	615	36,752
Kemper Corp.	2,620	89,735
Lincoln National Corp.	12,962	472,724
Loews Corp.	15,005	666,222
Marsh & McLennan Companies Inc.	26,626	1,062,910
Meadowbrook Insurance Group Inc.	2,527	20,292
Mercury General Corp.	954	41,938
MetLife Inc.	53,054	2,427,751
Navigators Group Inc. (The)[a,b]	481	27,436
Old Republic International Corp.	11,608	149,395
Primerica Inc.	2,222	83,192
Principal Financial Group Inc.	13,363	500,444
ProAssurance Corp.	2,950	153,872
Progressive Corp. (The)	26,808	681,459
Protective Life Corp.	3,822	146,803
Prudential Financial Inc.	22,579	1,648,944
Reinsurance Group of America Inc.	3,628	250,731
RLI Corp.	822	62,809
Safety Insurance Group Inc.	605	29,349
Selective Insurance Group Inc.	2,567	59,092
StanCorp Financial Group Inc.	2,120	104,749
Stewart Information Services Corp.	855	22,393

Security	Shares	Value

Torchmark Corp.	4,544	$295,996
Tower Group International Ltd.[b]	1,747	35,831
Travelers Companies Inc. (The)	18,329	1,464,854
United Fire Group Inc.	1,050	26,072
Unum Group	12,839	377,081
W.R. Berkley Corp.	5,365	219,214
XL Group PLC	14,022	425,147

		34,262,921
INTERNET — 3.38%
Amazon.com Inc.[a]	17,656	4,902,895
AOL Inc.	3,732	136,143
Blucora Inc.[a,b]	2,145	39,768
Blue Nile Inc.[a,b]	665	25,124
comScore Inc.[a,b]	1,708	41,658
Dealertrack Technologies Inc.[a,b]	2,128	75,395
Dice Holdings Inc.[a,b]	2,596	23,909
eBay Inc.[a]	56,595	2,927,093
Equinix Inc.[a]	2,353	434,646
Expedia Inc.	4,497	270,495
F5 Networks Inc.[a]	3,847	264,674
Google Inc. Class Aa	13,026	11,467,700
HealthStream Inc.[a,b]	897	22,712
Liquidity Services Inc.[a,b]	1,268	43,962
Netflix Inc.[a,b]	2,743	579,020
NIC Inc.	2,819	46,598
NutriSystem Inc.	1,328	15,644
OpenTable Inc.[a]	1,075	68,746
PCTEL Inc.	821	6,962
Perficient Inc.[a]	1,499	19,997
Priceline.com Inc.[a]	2,499	2,066,998
QuinStreet Inc.[a,b]	1,272	10,977
Rackspace Hosting Inc.[a]	5,339	202,295
Sourcefire Inc.[a,b]	1,500	83,325
Stamps.com Inc.[a,b]	624	24,579
Symantec Corp.	33,590	754,767
TIBCO Software Inc.[a]	7,475	159,965
TripAdvisor Inc.[a,b]	5,345	325,350
United Online Inc.	4,093	31,025
ValueClick Inc.[a,b]	3,387	83,591
Vasco Data Security International Inc.[a,b]	1,329	11,044
VeriSign Inc.[a]	7,247	323,651
XO Group Inc.[a,b]	922	10,326
Yahoo! Inc.[a]	46,253	1,161,413

		26,662,447
IRON & STEEL — 0.21%
AK Steel Holding Corp.[b]	6,684	20,319
Allegheny Technologies Inc.	5,189	136,522
Carpenter Technology Corp.	2,127	95,864
Cliffs Natural Resources Inc.[b]	7,354	119,502
Commercial Metals Co.	5,814	85,873
Nucor Corp.	15,318	663,576
Reliance Steel & Aluminum Co.	3,673	240,802
Steel Dynamics Inc.	10,781	160,745
United States Steel Corp.[b]	7,079	124,095

		1,647,298
LEISURE TIME — 0.26%
Arctic Cat Inc.[b]	654	29,417

73

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2013

Security	Shares	Value

Brunswick Corp.	4,462	$142,561
Callaway Golf Co.	3,894	25,622
Carnival Corp.	21,541	738,641
Harley-Davidson Inc.	10,960	600,827
Interval Leisure Group Inc.	1,928	38,406
Life Time Fitness Inc.[a,b]	1,969	98,667
Polaris Industries Inc.	3,166	300,770
WMS Industries Inc.[a]	2,596	66,224

		2,041,135
LODGING — 0.25%
Boyd Gaming Corp.[a]	2,618	29,583
Marcus Corp.	876	11,143
Marriott International Inc. Class A	11,521	465,103
Monarch Casino & Resort Inc.[a]	466	7,857
Starwood Hotels & Resorts Worldwide Inc.	9,469	598,346
Wyndham Worldwide Corp.	6,692	382,983
Wynn Resorts Ltd.	3,847	492,416

		1,987,431
MACHINERY — 1.15%
AGCO Corp.	4,693	235,542
Albany International Corp. Class A	1,304	43,006
Applied Industrial Technologies Inc.	1,973	95,355
Astec Industries Inc.	1,093	37,479
Briggs & Stratton Corp.	2,376	47,045
Caterpillar Inc.	31,809	2,623,924
Cognex Corp.	1,970	89,083
Cummins Inc.	8,545	926,791
Deere & Co.	18,862	1,532,537
Flowserve Corp.	6,979	376,936
Gardner Denver Inc.	2,389	179,605
Gerber Scientific Inc. Escrow[a,d]	664	7
Graco Inc.	2,981	188,429
IDEX Corp.	4,043	217,554
Intermec Inc.[a]	2,968	29,175
Intevac Inc.[a]	1,065	6,028
Joy Global Inc.	5,102	247,600
Lindsay Corp.	615	46,113
Nordson Corp.	2,754	190,880
Rockwell Automation Inc.	6,827	567,597
Roper Industries Inc.	4,804	596,753
Tennant Co.	882	42,574
Terex Corp.[a]	5,410	142,283
Wabtec Corp.	4,646	248,236
Xylem Inc.	9,021	243,026
Zebra Technologies Corp. Class Aa,b	2,406	104,516

		9,058,074
MANUFACTURING — 3.23%
3M Co.	30,800	3,367,980
A.O. Smith Corp.	3,750	136,050
Actuant Corp. Class A	3,470	114,406
AptarGroup Inc.	3,193	176,286
AZZ Inc.	1,297	50,012
Barnes Group Inc.	2,329	69,847
Carlisle Companies Inc.	3,039	189,360
CLARCOR Inc.	2,376	124,051
Crane Co.	2,345	140,512
Danaher Corp.	28,110	1,779,363

Security	Shares	Value

Donaldson Co. Inc.	6,449	$229,971
Dover Corp.	8,294	644,112
Eaton Corp. PLC	22,845	1,503,429
EnPro Industries Inc.[a,b]	1,024	51,978
Federal Signal Corp.[a,b]	2,973	26,014
General Electric Co.	501,153	11,621,738
Harsco Corp.	3,860	89,513
Hillenbrand Inc.	3,005	71,249
Illinois Tool Works Inc.	20,171	1,395,228
Ingersoll-Rand PLC	13,473	748,021
ITT Corp.	4,545	133,668
John Bean Technologies Corp.	1,314	27,607
Koppers Holdings Inc.	912	34,820
Leggett & Platt Inc.	6,884	214,024
LSB Industries Inc.[a]	875	26,609
Lydall Inc.[a,b]	866	12,644
Movado Group Inc.	841	28,451
Myers Industries Inc.	1,324	19,873
Pall Corp.	5,354	355,666
Parker Hannifin Corp.	7,244	691,078
Pentair Ltd. Registered	9,884	570,208
SPX Corp.	2,299	165,482
Standex International Corp.	629	33,180
STR Holdings Inc.[a,b]	1,945	4,415
Sturm, Ruger & Co. Inc.[b]	877	42,131
Textron Inc.	13,135	342,167
Tredegar Corp.	1,083	27,833
Trinity Industries Inc.	3,845	147,802

		25,406,778
MEDIA — 3.24%
AMC Networks Inc. Class Aa	2,757	180,335
Cablevision NY Group Class A	10,321	173,599
CBS Corp. Class B NVS	27,697	1,353,552
Comcast Corp. Class A	127,617	5,344,600
Digital Generation Inc.[a,b]	1,309	9,647
DIRECTV[a]	27,101	1,669,964
Discovery Communications Inc. Series Aa	11,882	917,409
E.W. Scripps Co. (The) Class Aa,b	1,512	23,557
FactSet Research Systems Inc.[b]	1,955	199,293
Gannett Co. Inc.	10,985	268,693
John Wiley & Sons Inc. Class A	2,313	92,728
Meredith Corp.	1,757	83,809
New York Times Co. (The) Class Aa,b	5,807	64,225
News Corp. Class A NVS	96,523	3,146,650
News Corp. Class A NVS[a]	23,875	365,287
Scholastic Corp.	1,252	36,671
Scripps Networks Interactive Inc. Class A	4,068	271,580
Time Warner Cable Inc.	14,118	1,587,993
Time Warner Inc.	45,123	2,609,012
Viacom Inc. Class B NVS	21,651	1,473,351
Walt Disney Co. (The)	87,304	5,513,248
Washington Post Co. (The) Class B	215	104,011

		25,489,214
METAL FABRICATE & HARDWARE — 0.29%
A.M. Castle & Co.[a,b]	826	13,018
CIRCOR International Inc.	844	42,926
Haynes International Inc.	608	29,105
Kaydon Corp.	1,509	41,573
Mueller Industries Inc.	1,340	67,576

74

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2013

Security	Shares	Value

Olympic Steel Inc.	439	$10,756
Precision Castparts Corp.	7,104	1,605,575
RTI International Metals Inc.[a,b]	1,465	40,595
Timken Co. (The)	3,847	216,509
Valmont Industries Inc.	1,193	170,706
Worthington Industries Inc.	2,601	82,478

		2,320,817
MINING — 0.38%
Alcoa Inc.	51,634	403,778
AMCOL International Corp.	1,246	39,486
Century Aluminum Co.[a]	2,625	24,360
Compass Minerals International Inc.	1,664	140,658
Freeport-McMoRan Copper & Gold Inc.	50,271	1,387,982
Globe Specialty Metals Inc.	2,987	32,469
Kaiser Aluminum Corp.	809	50,109
Materion Corp.	912	24,706
Newmont Mining Corp.	24,021	719,429
Royal Gold Inc.	3,185	134,025
Stillwater Mining Co.[a]	5,595	60,090

		3,017,092
OFFICE & BUSINESS EQUIPMENT — 0.09%
Pitney Bowes Inc.	9,505	139,534
Xerox Corp.	59,176	536,726

		676,260
OFFICE FURNISHINGS — 0.02%
Herman Miller Inc.	2,771	75,011
HNI Corp.	2,152	77,623
Interface Inc.	2,632	44,665

		197,299
OIL & GAS — 7.75%
Anadarko Petroleum Corp.	24,285	2,086,810
Apache Corp.	19,058	1,597,632
Approach Resources Inc.[a,b]	1,716	42,162
Atwood Oceanics Inc.[a]	2,795	145,480
Bill Barrett Corp.[a,b]	2,315	46,809
Cabot Oil & Gas Corp.	10,314	732,500
Carrizo Oil & Gas Inc.[a]	1,738	49,238
Chesapeake Energy Corp.	25,111	511,762
Chevron Corp.	93,977	11,121,238
Cimarex Energy Co.	4,131	268,474
Comstock Resources Inc.	2,193	34,496
ConocoPhillips	59,255	3,584,928
Contango Oil & Gas Co.	627	21,161
Denbury Resources Inc.[a]	18,000	311,760
Devon Energy Corp.	18,407	954,955
Diamond Offshore Drilling Inc.	3,407	234,368
Energen Corp.	3,434	179,461
Ensco PLC Class A	11,207	651,351
EOG Resources Inc.	13,170	1,734,226
EQT Corp.	7,268	576,861
Exxon Mobil Corp.	215,486	19,469,160
Forest Oil Corp.[a]	5,409	22,123
Gulfport Energy Corp.[a]	3,427	161,309
Helmerich & Payne Inc.	5,115	319,432
Hess Corp.	14,381	956,193

Security	Shares	Value

HollyFrontier Corp.	9,839	$420,912
Marathon Oil Corp.	34,409	1,189,863
Marathon Petroleum Corp.	15,767	1,120,403
Murphy Oil Corp.	8,851	538,937
Nabors Industries Ltd.[b]	14,194	217,310
Newfield Exploration Co.[a]	6,478	154,759
Noble Corp.	12,245	460,167
Noble Energy Inc.	17,478	1,049,379
Northern Oil and Gas Inc.[a,b]	2,995	39,953
Occidental Petroleum Corp.	39,085	3,487,555
Patterson-UTI Energy Inc.	7,088	137,188
PDC Energy Inc.[a]	1,493	76,860
Penn Virginia Corp.	3,390	15,933
PetroQuest Energy Inc.[a,b]	2,606	10,320
Phillips 66	30,017	1,768,302
Pioneer Natural Resources Co.	6,638	960,851
QEP Resources Inc.	8,612	239,241
Range Resources Corp.	7,897	610,596
Rosetta Resources Inc.[a]	2,859	121,565
Rowan Companies PLC Class Aa,b	6,048	206,055
SM Energy Co.	3,207	192,356
Southwestern Energy Co.[a,b]	17,144	626,270
Stone Energy Corp.[a]	2,341	51,572
Swift Energy Co.[a]	1,973	23,656
Tesoro Corp.	6,616	346,149
Unit Corp.[a,b]	2,135	90,908
Valero Energy Corp.	26,421	918,658
WPX Energy Inc.[a,b]	9,509	180,101

		61,069,708
OIL & GAS SERVICES — 1.56%
Baker Hughes Inc.	21,488	991,241
Basic Energy Services Inc.[a,b]	1,460	17,651
C&J Energy Services Inc.[a,b]	2,127	41,200
Cameron International Corp.[a]	12,053	737,162
CARBO Ceramics Inc.[b]	901	60,754
Dresser-Rand Group Inc.[a]	3,668	220,007
Dril-Quip Inc.[a]	1,745	157,556
Exterran Holdings Inc.[a]	3,260	91,671
FMC Technologies Inc.[a]	11,438	636,868
Geospace Technologies Corp.[a,b]	637	44,004
Gulf Island Fabrication Inc.	663	12,696
Halliburton Co.	45,208	1,886,078
Helix Energy Solutions Group Inc.[a]	4,698	108,242
Hornbeck Offshore Services Inc.[a,b]	1,515	81,053
ION Geophysical Corp.[a]	6,068	36,529
Lufkin Industries Inc.	1,695	149,957
Matrix Service Co.[a]	1,304	20,316
National Oilwell Varco Inc.	20,642	1,422,234
Oceaneering International Inc.	5,199	375,368
Oil States International Inc.[a]	2,728	252,722
Pioneer Energy Services Corp.[a]	2,991	19,800
Schlumberger Ltd.	64,451	4,618,559
SEACOR Holdings Inc.	910	75,576
Superior Energy Services Inc.[a]	7,943	206,041
Tesco Corp.[a]	1,529	20,259
TETRA Technologies Inc.[a]	3,684	37,798

		12,321,342
PACKAGING & CONTAINERS — 0.24%
Ball Corp.	7,155	297,219

75

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2013

Security	Shares	Value

Bemis Co. Inc.	5,104	$199,771
Greif Inc. Class A	1,475	77,688
Owens-Illinois Inc.[a]	7,893	219,346
Packaging Corp. of America	4,764	233,245
Rock-Tenn Co. Class A	3,458	345,385
Sealed Air Corp.	9,404	225,226
Silgan Holdings Inc.	2,105	98,851
Sonoco Products Co.	4,783	165,348

		1,862,079
PHARMACEUTICALS — 6.51%
Abbott Laboratories	75,600	2,636,928
AbbVie Inc.	76,691	3,170,406
Actavis Inc.[a]	6,208	783,574
Akorn Inc.[a,b]	3,210	43,399
Align Technology Inc.[a,b]	3,493	129,381
Allergan Inc.	14,389	1,212,129
AmerisourceBergen Corp.	11,149	622,449
Bristol-Myers Squibb Co.	79,572	3,556,073
Cardinal Health Inc.	16,584	782,765
DENTSPLY International Inc.	6,844	280,330
Eli Lilly and Co.	48,083	2,361,837
Endo Health Solutions Inc.[a]	5,437	200,027
Express Scripts Holding Co.[a]	39,530	2,438,606
Forest Laboratories Inc.[a]	11,341	464,981
Hi-Tech Pharmacal Co. Inc.	465	15,438
Impax Laboratories Inc.[a,b]	3,211	64,059
Johnson & Johnson	136,138	11,688,809
Mallinckrodt PLC[a]	2,821	128,158
McKesson Corp.	11,000	1,259,500
Mead Johnson Nutrition Co. Class A	9,825	778,435
Merck & Co. Inc.	146,370	6,798,886
Mylan Inc.[a]	18,535	575,141
Neogen Corp.[a,b]	1,088	60,449
Omnicare Inc.	4,986	237,882
Patterson Companies Inc.	4,019	151,114
Perrigo Co.	4,272	516,912
Pfizer Inc.	323,446	9,059,722
PharMerica Corp.[a,b]	1,324	18,351
Questcor Pharmaceuticals Inc.[b]	2,822	128,288
Salix Pharmaceuticals Ltd.[a]	2,605	172,321
VCA Antech Inc.[a]	4,350	113,492
ViroPharma Inc.[a,b]	3,168	90,763
Zoetis Inc.	23,965	740,279

		51,280,884
PIPELINES — 0.48%
Kinder Morgan Inc.	30,696	1,171,052
ONEOK Inc.	9,909	409,341
Spectra Energy Corp.	32,429	1,117,503
Williams Companies Inc. (The)	33,086	1,074,303

		3,772,199
REAL ESTATE — 0.09%
Alexander & Baldwin Inc.[a]	2,168	86,178
CBRE Group Inc. Class Aa	14,596	340,962
Forestar Group Inc.[a,b]	1,676	33,621
HFF Inc. Class A	1,465	26,033
Jones Lang LaSalle Inc.	2,152	196,133

		682,927

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS — 2.91%
Acadia Realty Trust	2,546	$62,861
Alexandria Real Estate Equities Inc.	3,405	223,777
American Campus Communities Inc.	5,113	207,895
American Tower Corp.	19,189	1,404,059
Apartment Investment and Management Co. Class A	7,077	212,593
Associated Estates Realty Corp.	2,425	38,994
AvalonBay Communities Inc.	5,883	793,676
BioMed Realty Trust Inc.	8,883	179,703
Boston Properties Inc.	7,374	777,736
BRE Properties Inc. Class A	3,806	190,376
Camden Property Trust	4,068	281,261
Cedar Realty Trust Inc.	2,686	13,913
Colonial Properties Trust[b]	4,108	99,085
CoreSite Realty Corp.	1,032	32,828
Corporate Office Properties Trust	4,134	105,417
Corrections Corp. of America	5,415	183,406
Cousins Properties Inc.	5,443	54,974
DiamondRock Hospitality Co.[b]	9,652	89,957
Duke Realty Corp.	15,661	244,155
EastGroup Properties Inc.	1,455	81,873
EPR Properties	2,337	117,481
Equity One Inc.	3,060	69,248
Equity Residential	15,496	899,698
Essex Property Trust Inc.	1,865	296,386
Extra Space Storage Inc.	4,945	207,344
Federal Realty Investment Trust	3,175	329,184
Franklin Street Properties Corp.	4,289	56,615
GEO Group Inc. (The)	3,347	113,631
Getty Realty Corp.[b]	1,302	26,886
Government Properties Income Trust	2,633	66,404
HCP Inc.	22,015	1,000,362
Health Care REIT Inc.	13,824	926,623
Healthcare Realty Trust Inc.	4,514	115,107
Highwoods Properties Inc.	3,812	135,745
Home Properties Inc.[b]	2,542	166,171
Hospitality Properties Trust	6,676	175,445
Host Hotels & Resorts Inc.	36,193	610,576
Inland Real Estate Corp.	4,850	49,567
Kilroy Realty Corp.	3,647	193,327
Kimco Realty Corp.	19,743	423,092
Kite Realty Group Trust	4,070	24,542
LaSalle Hotel Properties[b]	4,547	112,311
Lexington Realty Trust[b]	9,120	106,522
Liberty Property Trust[b]	5,949	219,875
LTC Properties Inc.	1,755	68,533
Macerich Co. (The)	6,618	403,499
Mack-Cali Realty Corp.	4,048	99,135
Medical Properties Trust Inc.[b]	7,460	106,827
Mid-America Apartment Communities Inc.[b]	2,085	141,300
National Retail Properties Inc.[b]	5,627	193,569
Omega Healthcare Investors Inc.[b]	5,412	167,880
Parkway Properties Inc.	2,393	40,107
Pennsylvania Real Estate Investment Trust	3,195	60,322
Plum Creek Timber Co. Inc.[b]	7,795	363,793
Post Properties Inc.	2,607	129,020
Potlatch Corp.	1,916	77,483
Prologis Inc.	23,897	901,395
PS Business Parks Inc.	889	64,159
Public Storage	7,036	1,078,830
Rayonier Inc.[b]	5,983	331,398
Realty Income Corp.	9,046	379,208

76

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2013

Security	Shares	Value

Regency Centers Corp.	4,362	$221,633
Sabra Healthcare REIT Inc.	1,769	46,189
Saul Centers Inc.[b]	663	29,477
Senior Housing Properties Trust	9,006	233,526
Simon Property Group Inc.	14,862	2,347,007
SL Green Realty Corp.	4,303	379,482
Sovran Self Storage Inc.	1,509	97,768
Tanger Factory Outlet Centers Inc.	4,527	151,473
Taubman Centers Inc.	2,148	161,422
UDR Inc.	11,694	298,080
Universal Health Realty Income Trust	338	14,578
Urstadt Biddle Properties Inc. Class Ab	790	15,934
Ventas Inc.	14,045	975,566
Vornado Realty Trust	8,170	676,884
Weingarten Realty Investors[b]	5,375	165,389
Weyerhaeuser Co.	27,913	795,241

		22,936,788
RETAIL — 6.60%
Abercrombie & Fitch Co. Class A	3,836	173,579
Advance Auto Parts Inc.	3,497	283,851
Aeropostale Inc.[a,b]	3,862	53,296
American Eagle Outfitters Inc.	8,614	157,292
ANN INC.[a]	2,327	77,256
Ascena Retail Group Inc.[a]	6,238	108,853
AutoNation Inc.[a,b]	1,923	83,439
AutoZone Inc.[a]	1,764	747,389
Barnes & Noble Inc.[a]	1,977	31,553
Bed Bath & Beyond Inc.[a]	10,622	753,100
Best Buy Co. Inc.	12,864	351,573
Big 5 Sporting Goods Corp.	665	14,597
Big Lots Inc.[a]	2,779	87,622
Biglari Holdings Inc.[a,b]	73	29,959
BJ’s Restaurants Inc.[a,b]	1,115	41,366
Bob Evans Farms Inc.	1,323	62,155
Brinker International Inc.	3,604	142,106
Brown Shoe Co. Inc.	1,922	41,381
Buckle Inc. (The)[b]	1,291	67,158
Buffalo Wild Wings Inc.[a,b]	911	89,424
Cabela’s Inc.[a,b]	2,197	142,278
CarMax Inc.[a]	10,839	500,328
Casey’s General Stores Inc.	1,908	114,785
Cash America International Inc.	1,342	61,007
Cato Corp. (The) Class A	1,342	33,496
CEC Entertainment Inc.	882	36,197
Cheesecake Factory Inc. (The)	2,382	99,782
Chico’s FAS Inc.	8,143	138,920
Children’s Place Retail Stores Inc. (The)[a,b]	1,127	61,760
Chipotle Mexican Grill Inc.[a,b]	1,514	551,626
Christopher & Banks Corp.[a]	1,755	11,829
Copart Inc.[a]	5,116	157,573
Costco Wholesale Corp.	21,121	2,335,349
Cracker Barrel Old Country Store Inc.	1,136	107,534
CST Brands Inc.[a]	2,921	89,996
CVS Caremark Corp.	59,368	3,394,662
Darden Restaurants Inc.	6,236	314,793
Dick’s Sporting Goods Inc.	4,719	236,233
DineEquity Inc.	865	59,573
Dollar General Corp.[a]	14,619	737,236
Dollar Tree Inc.[a]	10,942	556,291
Domino’s Pizza Inc.	2,750	159,912
EZCORP Inc. Class A NVS[a,b]	2,570	43,382

Security	Shares	Value

Family Dollar Stores Inc.	4,556	$283,884
Fifth & Pacific Companies Inc.[a,b]	6,094	136,140
Finish Line Inc. (The) Class A	2,551	55,765
First Cash Financial Services Inc.[a,b]	1,275	62,743
Foot Locker Inc.	7,263	255,149
Francesca’s Holdings Corp.[a,b]	2,128	59,137
Fred’s Inc. Class A	1,487	23,034
GameStop Corp. Class A	5,853	246,002
Gap Inc. (The)	14,103	588,518
Genesco Inc.[a,b]	1,116	74,761
Group 1 Automotive Inc.	1,039	66,839
Guess? Inc.	2,976	92,345
Haverty Furniture Companies Inc.	870	20,019
Hibbett Sports Inc.[a,b]	1,272	70,596
Home Depot Inc. (The)	70,815	5,486,038
HSN Inc.	1,746	93,795
J.C. Penney Co. Inc.[a,b]	6,906	117,954
Jack in the Box Inc.[a,b]	2,152	84,552
Jos. A. Bank Clothiers Inc.[a,b]	1,299	53,675
Kirkland’s Inc.[a]	862	14,869
Kohl’s Corp.	9,913	500,706
L Brands Inc.	11,579	570,266
Lithia Motors Inc. Class A	1,055	56,242
Lowe’s Companies Inc.	52,020	2,127,618
Lumber Liquidators Holdings Inc.[a]	1,321	102,866
Macy’s Inc.	18,625	894,000
MarineMax Inc.[a,b]	1,088	12,327
McDonald’s Corp.	48,617	4,813,083
Men’s Wearhouse Inc. (The)	2,397	90,726
MSC Industrial Direct Co. Inc. Class A	2,310	178,933
Nordstrom Inc.	7,136	427,732
O’Reilly Automotive Inc.[a,b]	5,383	606,233
Office Depot Inc.[a]	14,626	56,603
OfficeMax Inc.	4,076	41,697
Panera Bread Co. Class Aa	1,346	250,275
Papa John’s International Inc.[a,b]	876	57,264
Pep Boys - Manny, Moe & Jack (The)[a]	2,755	31,903
PetMed Express Inc.	899	11,327
PetSmart Inc.	5,001	335,017
PVH Corp.	3,938	492,447
Red Robin Gourmet Burgers Inc.[a,b]	588	32,446
Regis Corp.[b]	2,763	45,368
Ross Stores Inc.	10,761	697,420
Ruby Tuesday Inc.[a,b]	2,962	27,339
rue21 Inc.[a,b]	811	33,746
Ruth’s Hospitality Group Inc.	1,751	21,135
Saks Inc.[a,b]	4,920	67,109
Signet Jewelers Ltd.	3,886	262,033
Sonic Automotive Inc. Class A	1,712	36,192
Sonic Corp.[a,b]	2,838	41,321
Stage Stores Inc.	1,690	39,715
Staples Inc.	32,657	517,940
Starbucks Corp.	36,335	2,379,579
Stein Mart Inc.	1,310	17,881
Target Corp.	31,127	2,143,405
Texas Roadhouse Inc.	2,987	74,735
Tiffany & Co.	5,775	420,651
TJX Companies Inc. (The)	34,921	1,748,145
Tractor Supply Co.	3,405	400,462
Tuesday Morning Corp.[a,b]	2,171	22,513
Urban Outfitters Inc.[a,b]	5,357	215,459
Vitamin Shoppe Inc.[a,b]	1,496	67,081
Wal-Mart Stores Inc.	79,418	5,915,847

77

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2013

Security	Shares	Value

Walgreen Co.	41,713	$1,843,715
Wendy’s Co. (The)	14,019	81,731
Williams-Sonoma Inc.	4,132	230,937
World Fuel Services Corp.	3,446	137,771
Yum! Brands Inc.	21,858	1,515,634
Zale Corp.[a]	1,086	9,883
Zumiez Inc.[a,b]	1,068	30,705

		51,962,469
SAVINGS & LOANS — 0.16%
Astoria Financial Corp.	3,893	41,967
Bank Mutual Corp.	2,163	12,199
Brookline Bancorp Inc.	3,448	29,929
Dime Community Bancshares Inc.	1,319	20,207
First Niagara Financial Group Inc.	16,955	170,737
Hudson City Bancorp Inc.	22,957	210,286
New York Community Bancorp Inc.	21,256	297,584
Northwest Bancshares Inc.	4,964	67,064
Oritani Financial Corp.	1,988	31,172
People’s United Financial Inc.	16,725	249,202
Provident Financial Services Inc.	2,588	40,839
Washington Federal Inc.	4,971	93,852

		1,265,038
SEMICONDUCTORS — 2.80%
Advanced Micro Devices Inc.[a,b]	30,342	123,795
Altera Corp.	15,463	510,124
Analog Devices Inc.	14,846	668,961
Applied Materials Inc.	58,028	865,198
Atmel Corp.[a,b]	21,533	158,268
ATMI Inc.[a]	1,519	35,924
Broadcom Corp. Class A	25,397	857,403
Brooks Automation Inc.	3,175	30,893
Cabot Microelectronics Corp.[a]	1,095	36,146
CEVA Inc.[a]	1,083	20,967
Cirrus Logic Inc.[a,b]	3,232	56,108
Cohu Inc.	1,242	15,525
Cree Inc.[a]	5,644	360,426
Cypress Semiconductor Corp.	6,622	71,054
Diodes Inc.[a,b]	1,728	44,876
DSP Group Inc.[a,b]	1,117	9,282
Entropic Communications Inc.[a]	4,257	18,177
Exar Corp.[a,b]	2,127	22,908
Fairchild Semiconductor International Inc.[a,b]	6,014	82,993
First Solar Inc.[a,b]	3,202	143,226
GT Advanced Technologies Inc.[a,b]	5,546	23,016
Hittite Microwave Corp.[a,b]	1,304	75,632
Integrated Device Technology Inc.[a,b]	7,051	55,985
Intel Corp.	240,974	5,836,390
International Rectifier Corp.[a,b]	3,264	68,348
Intersil Corp. Class A	5,857	45,802
KLA-Tencor Corp.	7,982	444,837
Kopin Corp.[a,b]	3,269	12,128
Kulicke and Soffa Industries Inc.[a,b]	3,880	42,913
Lam Research Corp.[a]	7,809	346,251
Linear Technology Corp.	11,167	411,392
LSI Corp.[a]	26,941	192,359
Micrel Inc.	2,374	23,455
Microchip Technology Inc.	9,464	352,534
Micron Technology Inc.[a]	49,268	706,010
Microsemi Corp.[a]	4,469	101,670

Security	Shares	Value

MKS Instruments Inc.	2,636	$69,959
Monolithic Power Systems Inc.	1,457	35,128
Nanometrics Inc.[a,b]	886	12,998
NVIDIA Corp.	28,001	392,854
Pericom Semiconductor Corp.[a]	1,127	8,024
Power Integrations Inc.	1,342	54,432
QLogic Corp.[a,b]	4,700	44,932
QUALCOMM Inc.	83,763	5,116,244
Rovi Corp.[a]	4,997	114,132
Rubicon Technology Inc.[a,b]	872	6,985
Rudolph Technologies Inc.[a,b]	1,501	16,811
Semtech Corp.[a,b]	3,254	113,988
Sigma Designs Inc.[a]	1,548	7,817
Silicon Laboratories Inc.[a,b]	1,888	78,182
Skyworks Solutions Inc.[a]	9,496	207,867
SunEdison Inc.[a,b]	10,985	89,748
Supertex Inc.	607	14,513
Teradyne Inc.[a,b]	9,208	161,785
Tessera Technologies Inc.	2,417	50,274
Texas Instruments Inc.	53,597	1,868,927
TriQuint Semiconductor Inc.[a,b]	7,755	53,742
Ultratech Inc.[a,b]	1,267	46,524
Veeco Instruments Inc.[a,b]	1,920	68,006
Volterra Semiconductor Corp.[a]	1,120	15,814
Xilinx Inc.	12,618	499,799

		22,020,461
SHIPBUILDING — 0.02%
Huntington Ingalls Industries Inc.	2,349	132,672

		132,672
SOFTWARE — 3.68%
ACI Worldwide Inc.[a,b]	1,901	88,358
Acxiom Corp.[a,b]	3,615	81,988
Adobe Systems Inc.[a]	24,231	1,103,964
Advent Software Inc.[a]	1,522	53,361
Akamai Technologies Inc.[a]	8,561	364,271
Allscripts Healthcare Solutions Inc.[a]	8,209	106,224
ANSYS Inc.[a]	4,472	326,903
Autodesk Inc.[a]	10,898	369,878
Avid Technology Inc.[a,b]	1,316	7,738
Blackbaud Inc.	2,143	69,798
BMC Software Inc.[a]	6,377	287,858
Bottomline Technologies Inc.[a,b]	1,925	48,683
Broadridge Financial Solutions Inc.	5,969	158,656
CA Inc.	16,123	461,602
Cerner Corp.[a]	7,077	680,029
Citrix Systems Inc.[a]	9,005	543,272
CommVault Systems Inc.[a,b]	2,100	159,369
Computer Programs and Systems Inc.	479	23,538
Compuware Corp.	10,304	106,646
Concur Technologies Inc.[a,b]	2,179	177,327
CSG Systems International Inc.[a]	1,677	36,391
Digi International Inc.[a]	1,273	11,928
Digital River Inc.[a]	1,680	31,534
Dun & Bradstreet Corp. (The)	1,969	191,879
Ebix Inc.[b]	1,498	13,871
Electronic Arts Inc.[a]	14,643	336,350
EPIQ Systems Inc.	1,498	20,178
Fair Isaac Corp.	1,672	76,628
Fidelity National Information Services Inc.	14,219	609,142

78

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2013

Security	Shares	Value

Fiserv Inc.[a,b]	6,432	$562,221
Informatica Corp.[a,b]	5,187	181,441
Interactive Intelligence Group Inc.[a,b]	655	33,798
Intuit Inc.	13,553	827,140
ManTech International Corp. Class Ab	1,081	28,236
Medidata Solutions Inc.[a,b]	1,061	82,174
Microsoft Corp.	364,272	12,578,312
MicroStrategy Inc. Class Aa,b	430	37,393
Monotype Imaging Holdings Inc.	1,736	44,112
MSCI Inc. Class Aa	5,860	194,962
Omnicell Inc.[a,b]	1,537	31,585
Oracle Corp.	178,118	5,471,785
Progress Software Corp.[a,b]	2,794	64,290
PTC Inc.[a,b]	5,643	138,423
Quality Systems Inc.	1,906	35,661
Red Hat Inc.[a]	9,297	444,583
Salesforce.com Inc.[a]	26,156	998,636
SolarWinds Inc.[a,b]	2,980	115,654
Solera Holdings Inc.	3,385	188,375
Synchronoss Technologies Inc.[a,b]	1,287	39,730
SYNNEX Corp.[a]	1,261	53,315
Take-Two Interactive Software Inc.[a]	4,345	65,045
Tangoe Inc.[a,b]	1,647	25,413
Tyler Technologies Inc.[a,b]	1,316	90,212
VeriFone Systems Inc.[a,b]	5,205	87,496

		28,967,356
STORAGE & WAREHOUSING — 0.01%
Mobile Mini Inc.[a,b]	1,729	57,316

		57,316
TELECOMMUNICATIONS — 3.85%
ADTRAN Inc.	3,036	74,716
Anixter International Inc.[a]	1,300	98,553
ARRIS Group Inc.[a]	5,620	80,647
AT&T Inc.	260,765	9,231,081
Atlantic Tele-Network Inc.	428	21,255
Black Box Corp.	845	21,395
CalAmp Corp.[a]	1,567	22,878
Cbeyond Inc.[a]	1,100	8,624
CenturyLink Inc.	29,575	1,045,476
Ciena Corp.[a,b]	4,981	96,731
Cincinnati Bell Inc.[a,b]	9,630	29,468
Cisco Systems Inc.	259,063	6,297,822
Comtech Telecommunications Corp.	898	24,147
Corning Inc.	71,546	1,018,100
Crown Castle International Corp.[a]	14,178	1,026,345
Frontier Communications Corp.[b]	48,388	195,971
General Communication Inc. Class Aa,b	1,681	13,162
Harmonic Inc.[a]	4,812	30,556
Harris Corp.	5,299	260,976
InterDigital Inc.	1,936	86,442
Ixia[a,b]	2,583	47,527
JDS Uniphase Corp.[a]	11,371	163,515
Juniper Networks Inc.[a,b]	24,772	478,347
LogMeIn Inc.[a]	1,032	25,243
Lumos Networks Corp.	669	11,440
Motorola Solutions Inc.	13,159	759,669
NETGEAR Inc.[a,b]	1,930	58,942
NeuStar Inc. Class Aa,b	2,311	112,500
NTELOS Holdings Corp.	600	9,876

Security	Shares	Value

Oplink Communications Inc.[a,b]	1,031	$17,908
Plantronics Inc.	2,099	92,188
Polycom Inc.[a]	8,395	88,483
Procera Networks Inc.[a]	904	12,412
RF Micro Devices Inc.[a]	13,107	70,122
Sprint Nextel Corp.[a]	146,543	1,028,732
Symmetricom Inc.[a]	1,987	8,922
Telephone & Data Systems Inc.	4,927	121,451
tw telecom inc.[a,b]	7,354	206,942
USA Mobility Inc.	1,536	20,844
Verizon Communications Inc.	138,687	6,981,504
ViaSat Inc.[a,b]	1,972	140,919
Windstream Corp.	28,541	220,051

		30,361,882
TEXTILES — 0.09%
Cintas Corp.	5,123	233,301
G&K Services Inc. Class A	873	41,555
Mohawk Industries Inc.[a,b]	2,959	332,858
UniFirst Corp.	691	63,054

		670,768
TOYS, GAMES & HOBBIES — 0.13%
Hasbro Inc.	5,556	249,076
JAKKS Pacific Inc.	1,113	12,521
Mattel Inc.	16,794	760,936

		1,022,533
TRANSPORTATION — 1.72%
Arkansas Best Corp.	1,245	28,573
Atlas Air Worldwide Holdings Inc.[a]	1,282	56,100
Bristow Group Inc.	1,727	112,808
C.H. Robinson Worldwide Inc.	7,768	437,416
Con-way Inc.	2,807	109,361
CSX Corp.	49,777	1,154,329
ERA Group Inc.[a]	910	23,796
Expeditors International of Washington Inc.	10,059	382,342
FedEx Corp.	14,324	1,412,060
Forward Air Corp.	1,342	51,372
Genesee & Wyoming Inc. Class Aa,b	2,390	202,768
Heartland Express Inc.	2,170	30,098
Hub Group Inc. Class Aa	1,748	63,662
J.B. Hunt Transport Services Inc.	4,346	313,955
Kansas City Southern Industries Inc.	5,391	571,230
Kirby Corp.[a,b]	2,753	218,974
Knight Transportation Inc.	2,789	46,911
Landstar System Inc.	2,190	112,785
Matson Inc.	1,962	49,050
Norfolk Southern Corp.	15,282	1,110,237
Old Dominion Freight Line Inc.[a,b]	3,465	144,213
Ryder System Inc.	2,548	154,893
Tidewater Inc.	2,407	137,127
Union Pacific Corp.	22,633	3,491,819
United Parcel Service Inc. Class B	34,454	2,979,582
UTi Worldwide Inc.	4,928	81,164
Werner Enterprises Inc.	2,124	51,337

		13,527,962

79

Schedule of Investments   (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2013

Security	Shares	Value

TRUCKING & LEASING — 0.01%
GATX Corp.	2,335	$110,749

		110,749
WATER — 0.03%
American States Water Co.	881	47,283
Aqua America Inc.	6,876	215,150

		262,433

TOTAL COMMON STOCKS (Cost: $696,367,987)		786,789,631

SHORT-TERM INVESTMENTS — 2.18%

MONEY MARKET FUNDS — 2.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,e,f]	14,688,629	14,688,629
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,e,f]	1,027,087	1,027,087
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,e]	1,476,926	1,476,926

		17,192,642

TOTAL SHORT-TERM INVESTMENTS (Cost: $17,192,642)		17,192,642

TOTAL INVESTMENTS IN SECURITIES — 102.06% (Cost: $713,560,629)		803,982,273
Other Assets, Less Liabilities — (2.06)%		(16,258,699)

NET ASSETS — 100.00%		$787,723,574

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

80

Schedule of Investments   (Unaudited)

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 94.43%

BRAZIL — 26.19%
CCR SA	1,354,200	$10,850,519
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	315,018	3,279,337
CPFL Energia SA SP ADR	99,456	1,819,050
EcoRodovias Infraestrutura e Logistica SA	281,200	1,993,433
Ultrapar Participacoes SA SP ADR	523,106	12,523,158

		30,465,497
CHILE — 8.42%
Empresa Nacional de Electricidad SA SP ADR	98,864	4,366,823
Enersis SA SP ADR	332,112	5,433,352

		9,800,175
CHINA — 29.44%
Beijing Capital International Airport Co. Ltd. Class H	3,108,000	2,027,562
China Longyuan Power Group Corp. Ltd. Class H	2,442,000	2,531,304
China Merchants Holdings (International) Co. Ltd.[a]	2,220,000	6,912,143
China Oilfield Services Ltd. Class H	2,368,000	4,634,427
China Resources Power Holdings Co. Ltd.	1,480,000	3,526,195
COSCO Pacific Ltd.[a]	3,256,000	4,231,434
Honghua Group Ltd.[a]	1,480,000	509,466
Huaneng Power International Inc. Class H SP ADR	72,890	2,802,621
Jiangsu Expressway Co. Ltd. Class H	2,516,000	2,595,035
Shenzhen International Holdings Ltd.	15,725,000	1,946,276
Zhejiang Expressway Co. Ltd. Class H	3,108,000	2,532,449

		34,248,912
CZECH REPUBLIC — 3.31%
CEZ AS	160,876	3,856,248

		3,856,248
INDONESIA — 2.25%
PT Jasa Marga (Persero) Tbk	4,292,000	2,616,282

		2,616,282
MALAYSIA — 4.41%
Tenaga Nasional Bhd	1,953,600	5,125,920

		5,125,920
MEXICO — 7.00%
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	76,077	3,866,994
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	38,406	4,272,283

		8,139,277
PHILIPPINES — 2.71%
International Container Terminal Services Inc.	1,563,620	3,148,957

		3,148,957

Security	Shares	Value

RUSSIA — 5.82%
Eurasia Drilling Co. Ltd. SP GDR[b]	54,629	$2,039,301
RusHydro OJSC SP ADR	1,494,560	2,186,541
TMK OAO SP GDR[b]	221,852	2,551,298

		6,777,140
SOUTH KOREA — 4.88%
Korea Electric Power Corp. SP ADR[c]	502,190	5,679,769

		5,679,769
TOTAL COMMON STOCKS (Cost: $109,945,596)		109,858,177

PREFERRED STOCKS — 3.79%

BRAZIL — 3.79%
Companhia Energetica de Minas Gerais SP ADR[a]	492,322	4,416,128

		4,416,128

TOTAL PREFERRED STOCKS (Cost: $6,066,735)		4,416,128

SHORT-TERM INVESTMENTS — 6.10%

MONEY MARKET FUNDS — 6.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	4,707,917	4,707,917
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,e,f]	329,196	329,196
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	2,055,173	2,055,173

		7,092,286

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,092,286)		7,092,286

TOTAL INVESTMENTS IN SECURITIES — 104.32% (Cost: $123,104,617)		121,366,591
Other Assets, Less Liabilities — (4.32)%		(5,026,181)

NET ASSETS — 100.00%		$116,340,410

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

81

Schedule of Investments   (Unaudited)

iSHARES® EUROPE ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 98.56%

AUSTRIA — 0.27%
Erste Group Bank AG	43,428	$1,157,504
OMV AG	24,640	1,111,382
Telekom Austria AG	36,652	231,731
Voestalpine AG	18,788	662,557

		3,163,174
BELGIUM — 1.81%
Ageas	39,424	1,382,341
Anheuser-Busch InBev NV	136,444	12,129,420
Belgacom SA	23,100	517,507
Colruyt SA	12,012	630,875
Delhaize Brothers and Co. “The Lion” (Delhaize Group)	17,248	1,064,716
Groupe Bruxelles Lambert SA	13,552	1,018,355
KBC Groep NV	42,504	1,580,392
Solvay SA	10,164	1,330,415
UCB SA	20,020	1,076,961
Umicore SA	19,096	792,564

		21,523,546
DENMARK — 1.54%
A.P. Moeller-Maersk A/S Class B	232	1,659,294
Carlsberg A/S Class B	17,864	1,597,071
Danske Bank A/Sa	114,268	1,951,546
Novo Nordisk A/S Class B	72,996	11,360,008
Novozymes A/S Class B	41,272	1,319,116
Vestas Wind Systems A/Sa	34,496	489,352

		18,376,387
FINLAND — 1.19%
Fortum OYJ	74,228	1,389,387
Kone OYJ Class B	35,112	2,786,341
Metso OYJ	22,792	773,835
Nokia OYJ[a,b]	635,096	2,349,455
Nokian Renkaat OYJ	22,176	902,525
Sampo OYJ Class A	81,928	3,188,432
Stora Enso OYJ Class R	96,712	647,412
UPM-Kymmene OYJ	89,012	871,237
Wartsila OYJ Abp	29,260	1,271,463

		14,180,087
FRANCE — 15.00%
Accor SA	30,492	1,071,532
Alcatel-Lucent[a,b]	393,932	718,409
ALSTOM	36,344	1,188,602
ArcelorMittal	163,240	1,819,295
AXA SA	312,312	6,127,944
BNP Paribas SA	176,484	9,629,174
Bouygues SA	29,876	761,541
Cap Gemini SA	26,488	1,285,976
Carrefour SA	109,648	3,011,572
Casino Guichard-Perrachon SA	9,548	893,217
Christian Dior SA	8,624	1,390,028

Security	Shares	Value

Compagnie de Saint-Gobain	74,844	$3,025,592
Compagnie Generale des Etablissements Michelin Class B	30,800	2,750,429
Credit Agricole SAa	186,956	1,604,625
Danone SA	101,332	7,594,763
Dassault Systemes SA	11,088	1,354,508
Edenred SA	31,724	969,056
Electricite de France SA	49,896	1,156,730
Essilor International SA	36,036	3,828,813
European Aeronautic Defence and Space Co. NV	81,620	4,356,737
France Telecom SA	328,328	3,101,814
GDF Suez	262,108	5,125,845
Gemalto NVb	13,552	1,225,338
Hermes International SCA	2,772	893,589
Kering SA	12,628	2,563,124
L’Air Liquide SA	52,976	6,532,825
L’Oreal SA	42,196	6,924,615
Lafarge SA	31,724	1,948,008
Lagardere SCA	20,328	565,459
Legrand SA	42,196	1,954,798
LVMH Moet Hennessy Louis Vuitton SA	46,508	7,526,447
Pernod Ricard SA	34,496	3,819,885
PSA Peugeot Citroen SAa	40,348	331,723
Publicis Groupe SA	29,260	2,080,437
Renault SA	35,112	2,359,604
Safran SA	41,272	2,152,601
Sanofi	204,204	21,133,888
Schneider Electric SA	93,940	6,805,070
SES SA Class A FDR	76,384	2,184,329
Societe Generale	131,824	4,523,675
Sodexo	16,632	1,383,622
STMicroelectronics NV	105,028	944,859
STMicroelectronics NV	9,240	82,933
Suez Environnement SA	49,280	635,697
Technip SA	18,172	1,842,663
Thales SA	16,324	761,222
Total SA	401,632	19,579,899
Unibail-Rodamco SE	16,016	3,726,491
Valeo SA	13,552	850,567
Vallourec SA	19,712	996,080
Veolia Environnement	75,152	853,876
Vinci SA	97,944	4,908,531
Vivendi SA	213,444	4,036,825

		178,894,882
GERMANY — 12.36%
Adidas AG	35,420	3,827,820
Allianz SE Registered	77,000	11,234,922
BASF SE	155,848	13,902,990
Bayer AG Registered	140,448	14,957,241
Bayerische Motoren Werke AG	54,208	4,733,652
Beiersdorf AG	16,632	1,448,479
Brenntag AG	8,624	1,308,195
Commerzbank AGa	149,688	1,303,242
Continental AG	16,940	2,259,195
Daimler AG Registered	168,476	10,179,908
Deutsche Bank AG Registered	173,096	7,234,833
Deutsche Boerse AG	32,956	2,166,309
Deutsche Lufthansa AG Registered[a]	39,116	792,926
Deutsche Post AG Registered	154,000	3,822,376
Deutsche Telekom AG Registered	499,268	5,817,395
E.ON SE	340,032	5,573,498
Fresenius Medical Care AG & Co. KGaA	36,036	2,554,260

82

Schedule of Investments   (Unaudited) (Continued)

iSHARES® EUROPE ETF

June 30, 2013

Security	Shares	Value

Fresenius SE & Co. KGaA	22,176	$2,730,059
GEA Group AG	30,184	1,068,360
HeidelbergCement AG	23,716	1,592,843
Infineon Technologies AG	183,568	1,534,267
K+S AG Registered	29,260	1,080,344
Lanxess AG	14,168	852,305
Linde AG	31,416	5,853,850
MAN SE	6,160	671,793
Merck KGaA	11,088	1,687,010
METRO AG	21,868	691,299
Muenchener Rueckversicherungs-Gesellschaft AG Registered	27,104	4,981,679
QIAGEN NVa	40,348	791,677
RWE AG	83,468	2,660,317
Salzgitter AG	6,468	212,750
SAP AG	158,620	11,599,804
Siemens AG Registered	136,136	13,740,655
ThyssenKrupp AGa	65,296	1,281,187
Volkswagen AG	6,160	1,199,059

		147,346,499
GREECE — 0.04%
National Bank of Greece SAa,b	51,727	168,093
National Bank of Greece SA SP ADR[b]	7,126	24,585
OPAP SA	35,880	299,886

		492,564
IRELAND — 0.52%
CRH PLC	125,048	2,527,552
Elan Corp. PLC[a]	84,084	1,175,484
Irish Bank Resolution Corp. Ltd.[a,c]	211,770	3
Kerry Group PLC Class A	24,332	1,341,024
Ryanair Holdings PLC SP ADR	21,406	1,103,051

		6,147,114
ITALY — 3.23%
Assicurazioni Generali SpA	230,076	4,013,440
Atlantia SpA	55,440	902,957
Banca Monte dei Paschi di Siena SpA[a,b]	1,231,384	312,120
Banco Popolare Scrl[a]	302,456	355,602
Enel SpA	1,102,024	3,452,241
Eni SpA	456,456	9,362,652
Fiat Industrial SpA	137,368	1,529,347
Fiat SpA[a]	148,764	1,038,401
Finmeccanica SpA[a]	67,144	335,842
Intesa Sanpaolo SpA	2,370,060	3,792,367
Luxottica Group SpA	23,408	1,181,780
Mediaset SpA[a]	121,660	458,605
Mediobanca SpA	85,624	445,193
Pirelli & C. SpA	43,736	505,683
Saipem SpA	42,812	695,058
Snam SpA	348,348	1,584,799
Telecom Italia SpA	1,663,816	1,154,887
Tenaris SA	80,388	1,610,226
Terna SpA	233,464	968,670
UniCredit SpA	922,768	4,315,654
Unione di Banche Italiane SpA	153,692	555,778

		38,571,302

Security	Shares	Value

NETHERLANDS — 3.87%
AEGON NV	319,704	$2,135,599
Akzo Nobel NV	40,348	2,271,712
ASML Holding NV	75,768	5,970,281
D.E Master Blenders 1753 NVa	88,704	1,418,212
Heineken NV	36,344	2,312,482
ING Groep NV CVA[a]	649,880	5,913,222
Koninklijke Ahold NV	180,488	2,682,733
Koninklijke DSM NV	30,800	2,004,170
Koninklijke KPN NV	524,216	1,088,199
Koninklijke Philips Electronics NV	165,396	4,502,963
PostNL NVa	75,152	209,439
Randstad Holding NV	17,864	731,446
Reed Elsevier NV	113,960	1,896,074
TNT Express NV	64,372	482,129
Unilever NV CVA	291,676	11,470,724
Wolters Kluwer NV	51,128	1,080,286

		46,169,671
NORWAY — 1.22%
DNB ASA	154,616	2,227,050
Norsk Hydro ASA	153,076	607,686
Orkla ASA	136,136	1,109,412
Seadrill Ltd.	61,600	2,473,665
Statoil ASA	179,564	3,684,767
Subsea 7 SAa	47,740	832,667
Telenor ASA	122,584	2,417,129
Yara International ASA	30,800	1,221,700

		14,574,076
PORTUGAL — 0.23%
Banco Espirito Santo SA Registered[a]	376,376	300,878
Energias de Portugal SA	416,724	1,340,654
Galp Energia SGPS SA Class B	36,344	537,374
Portugal Telecom SGPS SA Registered	127,512	495,582

		2,674,488
SPAIN — 4.34%
Abertis Infraestructuras SA	58,520	1,019,300
Acciona SAb	4,312	227,281
Acerinox SAb	18,480	171,800
Actividades de Construcciones y Servicios SA	27,412	725,100
Amadeus IT Holding SA Class A	72,072	2,300,380
Banco Bilbao Vizcaya Argentaria SA	943,712	7,905,974
Banco de Sabadell SA	507,584	841,223
Banco Popular Espanol SAa	261,800	801,408
Banco Santander SA	1,847,692	11,773,236
Distribuidora Internacional de Alimentacion SA	101,948	769,924
Enagas SA	33,880	836,078
Ferrovial SA	68,376	1,091,428
Gas Natural SDG SA	59,444	1,196,885
Iberdrola SA	791,868	4,174,877
Industria de Diseno Textil SA	38,192	4,708,222
International Consolidated Airlines Group SA London[a]	134,456	538,170
Red Electrica Corporacion SA	18,480	1,014,896
Repsol SA	137,984	2,907,400
Telefonica SAa	688,072	8,805,268

		51,808,850

83

Schedule of Investments   (Unaudited) (Continued)

iSHARES® EUROPE ETF

June 30, 2013

Security	Shares	Value

SWEDEN — 4.66%
Alfa Laval AB	52,976	$1,075,304
Assa Abloy AB Class B	56,056	2,182,625
Atlas Copco AB Class A	107,184	2,572,626
Atlas Copco AB Class B	68,684	1,463,343
Boliden AB	46,816	576,751
Electrolux AB Class B	40,040	1,004,938
Hennes & Mauritz AB Class B	160,468	5,240,004
Hexagon AB Class B	44,044	1,170,035
Holmen AB Class B	8,932	238,868
Investor AB Class B	77,308	2,065,151
Millicom International Cellular SA SDR	11,088	793,637
Nordea Bank AB	445,676	4,952,359
Sandvik AB	186,956	2,221,495
Scania AB Class B	52,360	1,041,855
Securitas AB Class B	49,896	433,576
Skandinaviska Enskilda Banken AB Class A	290,752	2,761,292
Skanska AB Class B	66,528	1,097,062
SKF AB Class B	63,448	1,476,814
SSAB AB Class A	30,800	182,670
Svenska Cellulosa AB Class B	103,488	2,580,511
Svenska Handelsbanken AB Class A	83,160	3,316,814
Swedbank AB Class A	163,240	3,719,757
Swedish Match AB	34,188	1,206,048
Tele2 AB Class B	51,436	600,136
Telefonaktiebolaget LM Ericsson Class B	516,208	5,808,769
TeliaSonera AB	376,684	2,440,553
Volvo AB Class B	254,716	3,388,942

		55,611,935
SWITZERLAND — 14.13%
ABB Ltd. Registered	363,440	7,878,407
Actelion Ltd. Registered	19,404	1,166,927
Adecco SA Registered	21,252	1,209,555
Baloise Holding AG Registered	8,624	837,197
Clariant AG Registered	48,048	678,456
Compagnie Financiere Richemont SA Class A Bearer	88,704	7,833,028
Credit Suisse Group AG Registered	232,848	6,164,818
GAM Holding AG	28,952	443,697
Geberit AG Registered	6,776	1,677,976
Givaudan SA Registered	1,232	1,587,283
Holcim Ltd. Registered	38,808	2,700,953
Julius Baer Group Ltd.	37,884	1,477,082
Kuehne & Nagel International AG Registered	9,548	1,046,480
Lonza Group AG Registered	8,932	671,682
Nestle SA Registered	547,932	35,876,328
Nobel Biocare Holding AG Registered	20,944	254,564
Novartis AG Registered	459,844	32,611,671
Roche Holding AG Genusschein	119,504	29,681,805
SGS SA Registered	924	1,981,500
Swatch Group AG (The) Bearer	5,236	2,861,081
Swiss Life Holding AG Registered	4,928	800,022
Swiss Re AG	57,904	4,302,332
Swisscom AG Registered	4,004	1,750,308
Syngenta AG Registered	15,708	6,136,106
UBS AG Registered	611,072	10,385,285
Zurich Insurance Group AG	25,256	6,539,893

		168,554,436

Security	Shares	Value

UNITED KINGDOM — 34.15%
3i Group PLC	166,628	$853,199
Aberdeen Asset Management PLC	202,356	1,174,865
Aggreko PLC	45,584	1,135,234
AMEC PLC	52,052	793,420
Anglo American PLC	235,928	4,530,154
Antofagasta PLC	65,296	787,324
ARM Holdings PLC	234,388	2,826,196
Associated British Foods PLC	60,984	1,604,779
AstraZeneca PLC	211,904	10,011,451
Aviva PLC	495,572	2,552,550
Babcock International Group PLC	61,600	1,030,519
BAE Systems PLC	552,860	3,211,543
Barclays PLC	1,843,688	7,786,360
BG Group PLC	576,576	9,781,205
BHP Billiton PLC	358,512	9,145,964
BP PLC	3,231,536	22,313,040
British American Tobacco PLC	330,176	16,863,701
British Land Co. PLC	170,016	1,460,796
British Sky Broadcasting Group PLC	160,160	1,923,885
BT Group PLC	1,337,336	6,271,621
Bunzl PLC	56,980	1,106,196
Burberry Group PLC	74,844	1,533,600
Cable & Wireless Communications PLC	427,812	265,709
Cairn Energy PLC[a]	103,180	396,084
Capita PLC	111,496	1,633,564
Carnival PLC	36,652	1,273,013
Centrica PLC	882,420	4,820,797
Cobham PLC	184,492	733,406
Compass Group PLC	312,928	3,986,791
Daily Mail & General Trust PLC Class A NVS	48,972	571,553
Diageo PLC	425,348	12,128,359
Drax Group PLC	68,684	606,808
Experian PLC	171,556	2,974,075
FirstGroup PLC	208,862	305,535
G4S PLC	239,316	836,284
GKN PLC	283,052	1,293,496
GlaxoSmithKline PLC	834,064	20,847,615
Glencore International PLC	1,877,876	7,751,309
Hammerson PLC	122,584	906,004
Hays PLC	229,460	309,566
HSBC Holdings PLC	3,160,696	32,693,913
IMI PLC	54,516	1,025,287
Imperial Tobacco Group PLC	168,476	5,826,030
InterContinental Hotels Group PLC	45,892	1,258,448
Intertek Group PLC	27,412	1,215,260
Invensys PLC	110,264	690,022
ITV PLC	614,460	1,305,664
J Sainsbury PLC	221,452	1,193,369
Johnson Matthey PLC	34,804	1,387,249
Kingfisher PLC	401,632	2,089,403
Ladbrokes PLC	153,384	465,043
Land Securities Group PLC	132,748	1,779,836
Legal & General Group PLC	1,005,620	2,614,234
Lloyds Banking Group PLC[a]	7,165,928	6,864,586
London Stock Exchange Group PLC	26,796	543,377
Lonmin PLC[a]	72,072	278,089
Man Group PLC	310,156	391,384
Marks & Spencer Group PLC	272,580	1,780,609
National Grid PLC	617,848	6,990,694
Next PLC	27,412	1,895,025
Old Mutual PLC	783,244	2,146,619

84

Schedule of Investments   (Unaudited) (Continued)

iSHARES® EUROPE ETF

June 30, 2013

Security	Shares	Value

Pearson PLC	138,600	$2,461,614
Persimmon PLC	51,744	926,851
Petrofac Ltd.	42,812	777,897
Provident Financial PLC	23,410	528,684
Prudential PLC	433,972	7,075,709
Randgold Resources Ltd.	15,708	973,224
Reckitt Benckiser Group PLC	111,188	7,838,335
Reed Elsevier PLC	204,512	2,317,070
Rentokil Initial PLC	303,380	411,132
Resolution Ltd.	241,780	1,045,117
Rexam PLC	135,277	979,709
Rio Tinto PLC	208,516	8,485,157
Rolls-Royce Holdings PLC	318,164	5,472,224
Royal Bank of Scotland Group PLC[a]	337,260	1,399,014
Royal Dutch Shell PLC Class A	644,644	20,532,368
Royal Dutch Shell PLC Class B	435,512	14,373,377
RSA Insurance Group PLC	611,688	1,104,020
SABMiller PLC	159,852	7,643,160
Sage Group PLC (The)	196,261	1,012,670
Schroders PLC	18,788	622,063
SEGRO PLC	128,128	542,574
Serco Group PLC	85,008	794,864
Severn Trent PLC	40,656	1,026,072
Shire PLC	95,480	3,019,384
Smith & Nephew PLC	152,460	1,699,586
Smiths Group PLC	66,836	1,325,922
SSE PLC	162,932	3,763,623
Standard Chartered PLC	332,948	7,206,098
Standard Life PLC	401,324	2,104,235
Tate & Lyle PLC	79,772	997,564
Tesco PLC	1,364,748	6,859,694
Tullow Oil PLC	154,000	2,338,054
UBM PLC	41,580	413,703
Unilever PLC	204,820	8,269,518
United Utilities Group PLC	116,116	1,204,614
Vesuvius PLC	46,440	258,921
Vodafone Group PLC	8,345,876	23,778,416
Weir Group PLC (The)	36,036	1,175,647
Whitbread PLC	30,492	1,413,315
William Hill PLC	146,608	980,387
Wm Morrison Supermarkets PLC	396,396	1,573,978
Wolseley PLC	46,508	2,139,439
WPP PLC	214,984	3,658,464

		407,295,178

TOTAL COMMON STOCKS (Cost: $1,349,390,436)		1,175,384,189

PREFERRED STOCKS — 0.82%

GERMANY — 0.82%
Henkel AG & Co. KGaA	30,184	2,834,703
Porsche Automobil Holding SE	25,872	2,000,295
Volkswagen AG	24,640	4,982,000

		9,816,998

TOTAL PREFERRED STOCKS (Cost: $8,601,086)		9,816,998

Security	Shares	Value

RIGHTS — 0.01%

SPAIN — 0.01%
Acerinox SAa,b	18,060	$9,249
Repsol SAa	150,199	83,561

		92,810

TOTAL RIGHTS (Cost: $97,493)		92,810

SHORT-TERM INVESTMENTS — 2.75%

MONEY MARKET FUNDS — 2.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	4,708,841	4,708,841
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,e,f]	329,261	329,261
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	27,817,946	27,817,946

		32,856,048

TOTAL SHORT-TERM INVESTMENTS (Cost: $32,856,048)		32,856,048

TOTAL INVESTMENTS IN SECURITIES — 102.14% (Cost: $1,390,945,063)		1,218,150,045
Other Assets, Less Liabilities — (2.14)%		(25,541,042)

NET ASSETS — 100.00%		$1,192,609,003

FDR — Fiduciary Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

85

Schedule of Investments   (Unaudited)

iSHARES® GLOBAL 100 ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.40%

AUSTRALIA — 1.41%
BHP Billiton Ltd.	501,084	$14,388,395
Westfield Group	315,456	3,303,331

		17,691,726
FINLAND — 0.17%
Nokia OYJ[a,b]	590,364	2,183,975

		2,183,975
FRANCE — 6.66%
AXA SA	287,184	5,634,902
Carrefour SA	99,696	2,738,232
Compagnie de Saint-Gobain	68,820	2,782,070
France Telecom SA	303,924	2,871,262
GDF Suez	239,940	4,692,322
L’Oreal SA	39,060	6,409,979
LVMH Moet Hennessy Louis Vuitton SA	42,780	6,923,140
Sanofi	187,860	19,442,382
Schneider Electric SA	86,304	6,251,913
Societe Generale	120,900	4,148,807
Total SA	369,396	18,008,367
Vivendi SA	196,416	3,714,778

		83,618,154
GERMANY — 6.69%
Allianz SE Registered	71,052	10,367,061
BASF SE	143,592	12,809,649
Bayer AG Registered	129,084	13,747,013
Daimler AG Registered	154,752	9,350,656
Deutsche Bank AG Registered	158,844	6,639,147
Deutsche Telekom AG Registered	456,816	5,322,751
E.ON SE	311,364	5,103,598
Muenchener Rueckversicherungs-Gesellschaft AG Registered	24,924	4,580,998
RWE AG	77,004	2,454,295
Siemens AG Registered	125,364	12,653,401
Volkswagen AG	5,580	1,086,160

		84,114,729
JAPAN — 5.43%
Bridgestone Corp.	111,600	3,797,332
Canon Inc.	186,050	6,059,010
FUJIFILM Holdings Corp.	74,400	1,636,523
Honda Motor Co. Ltd.	283,600	10,520,622
Nissan Motor Co. Ltd.	409,200	4,139,991
Panasonic Corp.[b]	372,000	2,984,688
Seven & I Holdings Co. Ltd.	123,220	4,496,628
Sony Corp.	156,200	3,267,565
Toshiba Corp.	659,300	3,165,915
Toyota Motor Corp.	467,300	28,178,658

		68,246,932

Security	Shares	Value

NETHERLANDS — 1.76%
AEGON NV	297,600	$1,987,946
ING Groep NV CVA[b]	598,176	5,442,770
Koninklijke Philips Electronics NV	152,148	4,142,281
Unilever NV CVA	267,468	10,518,698

		22,091,695
SOUTH KOREA — 1.78%
Samsung Electronics Co. Ltd. SP GDR[c]	38,316	22,338,228

		22,338,228
SPAIN — 2.30%
Banco Bilbao Vizcaya Argentaria SA	868,992	7,280,005
Banco Santander SA	1,700,412	10,834,789
Repsol SA	126,952	2,674,949
Telefonica SAb	632,772	8,097,593

		28,887,336
SWEDEN — 0.43%
Telefonaktiebolaget LM Ericsson Class B	475,044	5,345,560

		5,345,560
SWITZERLAND — 7.12%
ABB Ltd. Registered	334,800	7,257,568
Credit Suisse Group AG Registered	214,272	5,673,005
Nestle SA Registered	504,060	33,003,770
Novartis AG Registered	422,964	29,996,179
Swiss Re AG	53,196	3,952,522
UBS AG Registered	562,464	9,559,183

		89,442,227
UNITED KINGDOM — 14.74%
Anglo American PLC	216,876	4,164,329
AstraZeneca PLC	194,928	9,209,416
Aviva PLC	457,188	2,354,845
Barclays PLC	1,695,948	7,162,416
BP PLC	2,974,140	20,535,778
Diageo PLC	391,344	11,158,770
GlaxoSmithKline PLC	767,064	19,172,935
HSBC Holdings PLC	2,909,784	30,098,505
National Grid PLC	568,788	6,435,600
Prudential PLC	399,528	6,514,116
Rio Tinto PLC	191,208	7,780,841
Royal Dutch Shell PLC Class A	589,992	18,791,663
Royal Dutch Shell PLC Class B	403,620	13,320,832
Standard Chartered PLC	305,784	6,618,179
Vodafone Group PLC	7,684,404	21,893,802

		185,212,027
UNITED STATES — 50.91%
3M Co.	99,324	10,861,079
Bristol-Myers Squibb Co.	256,308	11,454,405
Caterpillar Inc.	102,672	8,469,413
Chevron Corp.	302,808	35,834,299
Citigroup Inc.	475,416	22,805,706
Coca-Cola Co. (The)	598,176	23,992,839

86

Schedule of Investments   (Unaudited) (Continued)

iSHARES® GLOBAL 100 ETF

June 30, 2013

Security	Shares	Value

Colgate-Palmolive Co.	136,896	$7,842,772
Dell Inc.	226,920	3,029,382
Dow Chemical Co. (The)	189,348	6,091,325
E.I. du Pont de Nemours and Co.	143,592	7,538,580
EMC Corp.	328,104	7,749,816
Exxon Mobil Corp.	694,896	62,783,854
Ford Motor Co.	613,428	9,489,731
General Electric Co.	1,615,224	37,457,045
Goldman Sachs Group Inc. (The)	67,332	10,183,965
Hewlett-Packard Co.	300,948	7,463,510
Intel Corp.	776,364	18,803,536
International Business Machines Corp.	162,936	31,138,699
J.P. Morgan Chase & Co.	590,736	31,184,953
Johnson & Johnson	438,960	37,689,106
Kimberly-Clark Corp.	59,892	5,817,909
McDonald’s Corp.	156,612	15,504,588
Merck & Co. Inc.	471,696	21,910,279
Microsoft Corp.	1,174,032	40,539,325
Morgan Stanley	213,900	5,225,577
News Corp. Class A NVS	310,620	10,126,212
Nike Inc. Class B	113,088	7,201,444
PepsiCo Inc.	241,800	19,776,822
Pfizer Inc.	1,042,344	29,196,055
Philip Morris International Inc.	255,564	22,136,954
Procter & Gamble Co. (The)	428,172	32,964,962
Texas Instruments Inc.	172,980	6,031,813
United Technologies Corp.	132,060	12,273,656
Wal-Mart Stores Inc.	255,936	19,064,673

		639,634,284

TOTAL COMMON STOCKS (Cost: $1,270,384,917)		1,248,806,873

RIGHTS — 0.01%

SPAIN — 0.01%
Repsol SAb	137,581	76,541

		76,541

TOTAL RIGHTS (Cost: $80,662)		76,541

SHORT-TERM INVESTMENTS — 1.86%

MONEY MARKET FUNDS — 1.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	2,142,613	2,142,613
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,e,f]	149,820	149,820

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	21,106,372	$21,106,372

		23,398,805

TOTAL SHORT-TERM INVESTMENTS (Cost: $23,398,805)		23,398,805

TOTAL INVESTMENTS IN SECURITIES — 101.27% (Cost: $1,293,864,384)		1,272,282,219
Other Assets, Less Liabilities — (1.27)%		(15,910,388)

NET ASSETS — 100.00%		$1,256,371,831

NVS — Non-Voting Shares

SP GDR — Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

87

Schedule of Investments   (Unaudited)

iSHARES® GLOBAL CLEAN ENERGY ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 92.22%

AUSTRALIA — 3.68%
AGL Energy Ltd.	96,680	$1,281,423

		1,281,423
AUSTRIA — 3.16%
Verbund AG	57,880	1,097,683

		1,097,683
CHILE — 3.74%
Empresa Nacional de Electricidad SA SP ADR	29,480	1,302,132

		1,302,132
CHINA — 23.20%
China Datang Corp. Renewable Power Co. Ltd. Class H	2,040,000	439,227
China Everbright International Ltd.[a]	1,880,000	1,454,292
China Longyuan Power Group Corp. Ltd. Class H	1,680,000	1,741,438
Dongfang Electric Corp. Ltd. Class Ha	296,000	397,651
GCL-Poly Energy Holdings Ltd.[a]	6,280,000	1,352,131
Hanergy Solar Group Ltd.[b]	9,360,000	724,052
Harbin Electric Co. Ltd. Class H	592,000	391,545
Huaneng Renewables Corp. Class H	2,400,000	869,481
Trina Solar Ltd. SP ADR[a,b]	66,240	394,791
Yingli Green Energy Holding Co. Ltd. SP ADR[a,b]	93,560	303,134

		8,067,742
DENMARK — 7.07%
Vestas Wind Systems A/Sa,b	173,280	2,458,108

		2,458,108
ITALY — 4.68%
Enel Green Power SpA	784,880	1,627,260

		1,627,260
JAPAN — 26.14%
Electric Power Development Co. Ltd.	60,000	1,872,452
Hokuriku Electric Power Co.	110,000	1,725,273
Kansai Electric Power Co. Inc. (The)[b]	133,000	1,819,570
Kyushu Electric Power Co. Inc.[b]	113,000	1,701,797
Tohoku Electric Power Co. Inc.[b]	158,000	1,970,725

		9,089,817
NORWAY — 1.16%
Renewable Energy Corp. ASA[a,b]	1,107,640	405,249

		405,249
PORTUGAL — 2.58%
EDP Renovaveis SAb	175,200	897,953

		897,953

Security	Shares	Value

SPAIN — 2.76%
Gamesa Corporacion Tecnologica SA	176,640	$959,750

		959,750
UNITED STATES — 14.05%
Covanta Holding Corp.	78,960	1,580,779
First Solar Inc.[a,b]	42,880	1,918,022
GT Advanced Technologies Inc.[a,b]	108,800	451,520
Solazyme Inc.[a,b]	32,280	378,322
SunPower Corp.[a,b]	26,880	556,416

		4,885,059

TOTAL COMMON STOCKS (Cost: $33,081,713)		32,072,176

PREFERRED STOCKS — 6.92%

BRAZIL — 6.92%
Companhia Energetica de Minas Gerais SP ADR	148,681	1,333,664
Companhia Paranaense de Energia Class B SP ADR	86,400	1,073,088

		2,406,752

TOTAL PREFERRED STOCKS (Cost: $2,783,237)		2,406,752

SHORT-TERM INVESTMENTS — 25.92%

MONEY MARKET FUNDS — 25.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	8,051,420	8,051,420
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	562,987	562,987
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	401,234	401,234

		9,015,641

TOTAL SHORT-TERM INVESTMENTS (Cost: $9,015,641)		9,015,641

TOTAL INVESTMENTS IN SECURITIES — 125.06% (Cost: $44,880,591)		43,494,569
Other Assets, Less Liabilities — (25.06)%		(8,715,616)

NET ASSETS — 100.00%		$34,778,953

SP ADR — Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

88

Schedule of Investments   (Unaudited)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 98.26%

AUSTRALIA — 0.29%
Crown Ltd.	52,497	$581,923

		581,923
CANADA — 2.06%
Canadian Tire Corp. Ltd. Class A NVS	6,270	470,599
Gildan Activewear Inc.	7,866	318,010
Magna International Inc. Class A	16,245	1,152,757
Shaw Communications Inc. Class B	27,531	658,688
Thomson Reuters Corp.	26,049	847,435
Tim Hortons Inc.	12,882	694,562

		4,142,051
FINLAND — 0.19%
Nokian Renkaat OYJ	9,576	389,727

		389,727
FRANCE — 5.04%
Accor SA	12,027	422,646
Christian Dior SA	3,363	542,053
Compagnie Generale des Etablissements Michelin Class B	12,711	1,135,088
Hermes International SCA	912	293,995
Kering SA	4,845	983,397
Lagardere SCA	7,923	220,392
LVMH Moet Hennessy Louis Vuitton SA	18,069	2,924,128
PSA Peugeot Citroen SAa	27,816	228,690
Publicis Groupe SA	10,488	745,715
Renault SA	14,307	961,462
SES SA Class A FDR	25,365	725,355
Sodexo	6,327	526,345
Valeo SA	7,011	440,033

		10,149,299
GERMANY — 4.24%
Adidas AG	13,509	1,459,910
Bayerische Motoren Werke AG	22,173	1,936,232
Continental AG	6,669	889,408
Daimler AG Registered	66,120	3,995,201
Volkswagen AG	1,368	266,285

		8,547,036
GREECE — 0.07%
OPAP SA	16,139	134,890

		134,890
HONG KONG — 0.82%
Li & Fung Ltd.[b]	570,000	783,384
Sands China Ltd.	182,400	859,518

		1,642,902

Security	Shares	Value

ITALY — 0.59%
Fiat SpA[a]	66,006	$460,734
Luxottica Group SpA	6,954	351,081
Mediaset SpA[a]	43,776	165,016
Pirelli & C. SpA	18,297	211,553

		1,188,384
JAPAN — 15.72%
Aisin Seiki Co. Ltd.	17,100	653,289
Bridgestone Corp.	45,600	1,551,598
Denso Corp.	34,200	1,606,111
Dentsu Inc.	11,400	393,638
Fast Retailing Co. Ltd.	4,000	1,346,957
Honda Motor Co. Ltd.	119,700	4,440,474
Isuzu Motors Ltd.	114,000	779,242
Marui Group Co. Ltd.	17,100	170,251
Nikon Corp.	28,500	663,905
Nissan Motor Co. Ltd.	176,700	1,787,723
Nitori Holdings Co. Ltd.	2,850	229,526
NOK Corp.	11,400	180,982
Oriental Land Co. Ltd.	3,500	540,494
Panasonic Corp.[a]	153,900	1,234,795
Sega Sammy Holdings Inc.	17,100	427,436
Sekisui House Ltd.	36,000	519,696
Sharp Corp.[a,b]	57,000	229,526
Sony Corp.	68,400	1,430,867
Suzuki Motor Corp.	34,200	787,390
Toyota Industries Corp.	17,100	698,908
Toyota Motor Corp.	193,800	11,686,334
Yamada Denki Co. Ltd.	7,410	300,249

		31,659,391
MEXICO — 0.51%
Grupo Elektra SAB de CV	3,990	131,393
Grupo Televisa SAB de CV CPO	182,400	906,690

		1,038,083
NETHERLANDS — 0.54%
Reed Elsevier NV	40,185	668,601
Wolters Kluwer NV	20,064	423,933

		1,092,534
SOUTH KOREA — 0.76%
Hyundai Motor Co. NVS SP GDR[b,c]	21,603	903,221
Hyundai Motor Co. SP GDR[a,d]	7,549	634,116

		1,537,337
SPAIN — 0.92%
Industria de Diseno Textil SA	15,048	1,855,083

		1,855,083
SWEDEN — 1.37%
Electrolux AB Class B	21,774	546,491
Hennes & Mauritz AB Class B	67,773	2,213,095

		2,759,586

89

Schedule of Investments   (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

June 30, 2013

Security	Shares	Value

SWITZERLAND — 2.04%
Compagnie Financiere Richemont SA Class A Bearer	34,143	$3,015,006
Swatch Group AG (The) Bearer	1,995	1,090,118

		4,105,124
UNITED KINGDOM — 6.13%
British Sky Broadcasting Group PLC	64,182	770,971
Burberry Group PLC	30,780	630,701
Carnival PLC	14,763	512,755
Compass Group PLC	121,296	1,545,345
Daily Mail & General Trust PLC Class A NVS	15,846	184,939
GKN PLC	135,261	618,118
InterContinental Hotels Group PLC	20,064	550,194
ITV PLC	231,249	491,380
Kingfisher PLC	160,170	833,250
Ladbrokes PLC	66,177	200,641
Marks & Spencer Group PLC	103,227	674,323
Next PLC	10,545	728,989
Pearson PLC	54,948	975,907
Persimmon PLC	19,038	341,013
Reed Elsevier PLC	73,986	838,243
UBM PLC	14,877	148,020
Whitbread PLC	12,141	562,740
William Hill PLC	55,404	370,494
WPP PLC	80,199	1,364,777

		12,342,800
UNITED STATES — 56.97%
Abercrombie & Fitch Co. Class A	5,700	257,925
Amazon.com Inc.[a]	23,940	6,647,899
AutoNation Inc.[a,b]	2,508	108,822
AutoZone Inc.[a]	2,394	1,014,314
Bed Bath & Beyond Inc.[a,b]	14,706	1,042,655
Best Buy Co. Inc.	18,240	498,499
BorgWarner Inc.[a]	8,778	756,225
Cablevision NY Group Class A	15,504	260,777
CarMax Inc.[a]	14,022	647,256
Carnival Corp.	29,241	1,002,674
CBS Corp. Class B NVS	35,682	1,743,779
Chipotle Mexican Grill Inc.[a]	1,995	726,878
Coach Inc.	19,380	1,106,404
Comcast Corp. Class A	170,772	7,151,931
D.R. Horton Inc.	18,525	394,212
Darden Restaurants Inc.	8,778	443,113
Delphi Automotive PLC	19,152	970,815
DIRECTV[a]	37,278	2,297,070
Discovery Communications Inc. Series Aa,b	14,991	1,157,455
Dollar General Corp.[a]	20,178	1,017,577
Dollar Tree Inc.[a]	15,276	776,632
Expedia Inc.	5,928	356,569
Family Dollar Stores Inc.	6,669	415,545
Ford Motor Co.	263,910	4,082,688
Fossil Group Inc.[a]	3,705	382,764
GameStop Corp. Class A	7,980	335,399
Gannett Co. Inc.	13,281	324,853
Gap Inc. (The)	18,867	787,320
Garmin Ltd.	7,353	265,884
General Motors Co.[a]	50,616	1,686,019
Genuine Parts Co.	9,576	747,598
Goodyear Tire & Rubber Co. (The)[a]	21,090	322,466

Security	Shares	Value

H&R Block Inc.	15,219	$422,327
Harley-Davidson Inc.	16,245	890,551
Harman International Industries Inc.	4,959	268,778
Hasbro Inc.	8,208	367,965
Home Depot Inc. (The)	94,962	7,356,706
International Game Technology	18,696	312,410
Interpublic Group of Companies Inc. (The)	27,930	406,382
J.C. Penney Co. Inc.[a]	11,343	193,738
Johnson Controls Inc.	47,538	1,701,385
Kohl’s Corp.	14,421	728,405
L Brands Inc.	15,903	783,223
Leggett & Platt Inc.	9,519	295,946
Lennar Corp. Class A	11,172	402,639
Lowe’s Companies Inc.	70,053	2,865,168
Macy’s Inc.	25,251	1,212,048
Marriott International Inc. Class A	17,385	701,832
Mattel Inc.	21,774	986,580
McDonald’s Corp.	66,006	6,534,594
Netflix Inc.[a,b]	3,705	782,088
Newell Rubbermaid Inc.	18,468	484,785
News Corp. Class A NVS	127,965	4,171,659
Nike Inc. Class B	47,139	3,001,812
Nordstrom Inc.	10,260	614,984
O’Reilly Automotive Inc.[a]	7,125	802,417
Omnicom Group Inc.	16,359	1,028,490
PetSmart Inc.	7,182	481,122
Priceline.com Inc.[a]	3,420	2,828,785
PulteGroup Inc.[a]	21,375	405,484
PVH Corp.	5,130	641,507
Ralph Lauren Corp.	4,104	713,029
Ross Stores Inc.	14,592	945,708
Scripps Networks Interactive Inc. Class A	5,073	338,673
Staples Inc.	45,543	722,312
Starbucks Corp.	49,020	3,210,320
Starwood Hotels & Resorts Worldwide Inc.	13,452	850,032
Target Corp.	42,579	2,931,990
Tiffany & Co.	8,265	602,023
Time Warner Cable Inc.	19,152	2,154,217
Time Warner Inc.	58,767	3,397,908
TJX Companies Inc. (The)	47,253	2,365,485
TripAdvisor Inc.[a,b]	7,011	426,760
Urban Outfitters Inc.[a]	7,695	309,493
VF Corp.	5,586	1,078,433
Viacom Inc. Class B NVS	28,899	1,966,577
Walt Disney Co. (The)	116,508	7,357,480
Washington Post Co. (The) Class B	171	82,725
Whirlpool Corp.	5,016	573,630
Wyndham Worldwide Corp.	8,949	512,151
Wynn Resorts Ltd.	5,529	707,712
Yum! Brands Inc.	29,811	2,067,095

		114,717,580

TOTAL COMMON STOCKS
(Cost: $164,252,062)		197,883,730

PREFERRED STOCKS — 1.44%

GERMANY — 1.44%
Porsche Automobil Holding SE	10,431	806,473

90

Schedule of Investments   (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

June 30, 2013

Security	Shares	Value

Volkswagen AG	10,374	$2,097,535

		2,904,008

TOTAL PREFERRED STOCKS
(Cost: $2,778,697)		2,904,008

SHORT-TERM INVESTMENTS — 2.74%

MONEY MARKET FUNDS — 2.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[e,f,g]	3,441,759	3,441,759
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[e,f,g]	240,661	240,661
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	1,826,105	1,826,105

		5,508,525

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,508,525)		5,508,525

TOTAL INVESTMENTS IN SECURITIES — 102.44%
(Cost: $172,539,284)		206,296,263
Other Assets, Less Liabilities — (2.44)%		(4,916,893)

NET ASSETS — 100.00%		$201,379,370

CPO  —  Certificates of Participation (Ordinary)

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

91

Schedule of Investments   (Unaudited)

iSHARES® GLOBAL CONSUMER STAPLES ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 97.99%

AUSTRALIA — 2.95%
Coca-Cola Amatil Ltd.	107,424	$1,249,782
Wesfarmers Ltd.	228,528	8,283,653
Woolworths Ltd.	246,096	7,390,913

		16,924,348
BELGIUM — 2.79%
Anheuser-Busch InBev NV	157,680	14,017,230
Colruyt SA	13,968	733,605
Delhaize Brothers and Co. “The Lion” (Delhaize Group)	20,160	1,244,473

		15,995,308
BRAZIL — 0.50%
BRF — Brasil Foods SA SP ADR	132,336	2,873,015

		2,873,015
CANADA — 1.03%
George Weston Ltd.	9,360	742,891
Loblaw Companies Ltd.[a]	19,872	895,695
Metro Inc. Class A	18,864	1,260,282
Saputo Inc.	24,912	1,141,520
Shoppers Drug Mart Corp.	40,464	1,861,049

		5,901,437
CHILE — 0.14%
Cencosud SA SP ADR[a]	52,992	789,581

		789,581
CHINA — 0.35%
Want Want China Holdings Ltd.[a]	1,440,000	2,027,345

		2,027,345
DENMARK — 0.32%
Carlsberg A/S Class B	20,880	1,866,706

		1,866,706
FRANCE — 4.48%
Carrefour SA	126,432	3,472,558
Casino Guichard-Perrachon SA	10,944	1,023,813
Danone SA	117,648	8,817,636
L’Oreal SA	48,816	8,010,997
Pernod Ricard SA	39,744	4,401,018

		25,726,022
GERMANY — 0.43%
Beiersdorf AG	19,008	1,655,405
METRO AG	25,344	801,183

		2,456,588

Security	Shares	Value

IRELAND — 0.27%
Kerry Group PLC Class A	28,512	$1,571,399

		1,571,399
JAPAN — 5.71%
AEON Co. Ltd.	144,017	1,887,654
Ajinomoto Co. Inc.	144,000	2,110,676
Asahi Group Holdings Ltd.	93,498	2,316,390
Japan Tobacco Inc.	230,500	8,133,110
Kao Corp.	100,800	3,424,775
Kirin Holdings Co. Ltd.	191,596	2,997,334
Lawson Inc.	14,400	1,097,378
Nippon Meat Packers Inc.	43,000	656,677
Nissin Foods Holdings Co. Ltd.	16,900	683,078
Seven & I Holdings Co. Ltd.	158,437	5,781,790
Shiseido Co. Ltd.	72,000	1,070,559
Unicharm Corp.	28,800	1,626,496
Yakult Honsha Co. Ltd.	24,420	1,010,381

		32,796,298
MEXICO — 1.20%
Fomento Economico Mexicano SAB de CV BD Units	374,409	3,860,544
Wal-Mart de Mexico SAB de CV Series V	1,080,010	3,024,660

		6,885,204
NETHERLANDS — 3.59%
D.E Master Blenders 1753 NVb	102,672	1,641,535
Heineken NV	41,760	2,657,089
Koninklijke Ahold NV	207,360	3,082,153
Unilever NV CVA	336,672	13,240,279

		20,621,056
NORWAY — 0.23%
Orkla ASA	161,856	1,319,012

		1,319,012
SOUTH KOREA — 0.16%
KT&G Corp. Class A SP GDR[b,c]	28,532	926,875

		926,875
SPAIN — 0.16%
Distribuidora Internacional de Alimentacion SA	118,800	897,192

		897,192
SWEDEN — 0.78%
Svenska Cellulosa AB Class B	120,672	3,009,000
Swedish Match AB	40,896	1,442,686

		4,451,686
SWITZERLAND — 7.23%
Nestle SA Registered	633,456	41,476,086

		41,476,086

92

Schedule of Investments   (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER STAPLES ETF

June 30, 2013

Security	Shares	Value

UNITED KINGDOM — 14.30%
Associated British Foods PLC	69,552	$1,830,244
British American Tobacco PLC	382,464	19,534,305
Diageo PLC	493,056	14,058,983
Imperial Tobacco Group PLC	195,840	6,772,298
J Sainsbury PLC	258,912	1,395,234
Reckitt Benckiser Group PLC	128,736	9,075,403
SABMiller PLC	184,896	8,840,613
Tate & Lyle PLC	92,592	1,157,881
Tesco PLC	1,582,128	7,952,321
Unilever PLC	237,312	9,581,369
Wm Morrison Supermarkets PLC	466,272	1,851,436

		82,050,087
UNITED STATES — 51.37%
Altria Group Inc.	394,560	13,805,654
Archer-Daniels-Midland Co.	129,600	4,394,736
Avon Products Inc.	85,248	1,792,765
Beam Inc.	31,536	1,990,237
Brown-Forman Corp. Class B NVS	29,808	2,013,530
Campbell Soup Co.	35,136	1,573,741
Clorox Co. (The)	25,920	2,154,989
Coca-Cola Co. (The)	752,544	30,184,540
Coca-Cola Enterprises Inc.	50,832	1,787,253
Colgate-Palmolive Co.	172,224	9,866,713
ConAgra Foods Inc.	82,080	2,867,054
Constellation Brands Inc. Class Aa,b	30,096	1,568,604
Costco Wholesale Corp.	85,680	9,473,638
CVS Caremark Corp.	240,192	13,734,179
Dr Pepper Snapple Group Inc.	40,320	1,851,898
Estee Lauder Companies Inc. (The) Class A	47,088	3,096,978
General Mills Inc.	126,720	6,149,722
Hershey Co. (The)	29,376	2,622,689
Hormel Foods Corp.	26,352	1,016,660
J.M. Smucker Co. (The)	21,024	2,168,626
Kellogg Co.	49,968	3,209,445
Kimberly-Clark Corp.	75,456	7,329,796
Kraft Foods Group Inc.	116,784	6,524,722
Kroger Co. (The)	101,664	3,511,475
Lorillard Inc.	74,448	3,251,889
McCormick & Co. Inc. NVS	26,064	1,833,863
Mead Johnson Nutrition Co. Class A	39,888	3,160,326
Molson Coors Brewing Co. Class B NVS	30,816	1,474,854
Mondelez International Inc. Class A	350,784	10,007,867
Monster Beverage Corp.[a,b]	28,512	1,732,674
PepsiCo Inc.	303,696	24,839,296
Philip Morris International Inc.	321,408	27,840,361
Procter & Gamble Co. (The)	538,416	41,452,648
Reynolds American Inc.	62,640	3,029,897
Safeway Inc.	47,664	1,127,730
Sysco Corp.	116,496	3,979,503
Tyson Foods Inc. Class A	55,728	1,431,095
Wal-Mart Stores Inc.	321,552	23,952,408
Walgreen Co.	169,200	7,478,640
Whole Foods Market Inc.	67,824	3,491,579

		294,774,274

TOTAL COMMON STOCKS
(Cost: $497,470,389)		562,329,519

Security	Shares	Value

PREFERRED STOCKS — 1.55%

BRAZIL — 0.98%
Companhia de Bebidas das Americas SP ADR	149,904	$5,598,914

		5,598,914
GERMANY — 0.57%
Henkel AG & Co. KGaA	34,848	3,272,719

		3,272,719

TOTAL PREFERRED STOCKS
(Cost: $7,446,062)		8,871,633

SHORT-TERM INVESTMENTS — 1.74%

MONEY MARKET FUNDS — 1.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	2,437,482	2,437,482
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,e,f]	170,438	170,438
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	7,404,418	7,404,418

		10,012,338

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,012,338)		10,012,338

TOTAL INVESTMENTS IN SECURITIES — 101.28%
(Cost: $514,928,789)		581,213,490
Other Assets, Less Liabilities — (1.28)%		(7,343,856)

NET ASSETS — 100.00%		$573,869,634

NVS  —  Non-Voting Shares

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

93

Schedule of Investments   (Unaudited)

iSHARES® GLOBAL ENERGY ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 98.53%

AUSTRALIA — 2.15%
Oil Search Ltd.	401,436	$2,840,424
Origin Energy Ltd.	401,598	4,620,767
Santos Ltd.	347,004	3,979,906
Woodside Petroleum Ltd.	221,778	7,107,189
WorleyParsons Ltd.	78,570	1,401,703

		19,949,989
AUSTRIA — 0.24%
OMV AG	50,220	2,265,161

		2,265,161
CANADA — 9.46%
ARC Resources Ltd.	106,272	2,773,277
Cameco Corp.	144,180	2,967,105
Canadian Natural Resources Ltd.	383,778	10,786,310
Canadian Oil Sands Ltd.	159,909	2,951,257
Cenovus Energy Inc.	271,512	7,721,086
Crescent Point Energy Corp.	132,840	4,491,590
Enbridge Inc.	287,712	12,057,204
Encana Corp.	261,306	4,406,497
Enerplus Corp.	72,738	1,071,471
Husky Energy Inc.	105,786	2,809,729
Imperial Oil Ltd.	92,664	3,526,669
Penn West Petroleum Ltd.	178,200	1,874,989
Suncor Energy Inc.	536,058	15,752,214
Talisman Energy Inc.	365,148	4,153,539
TransCanada Corp.	247,536	10,624,608

		87,967,545
CHINA — 2.61%
China Petroleum & Chemical Corp. Class H	9,072,400	6,386,419
CNOOC Ltd.	5,670,000	9,620,144
PetroChina Co. Ltd. Class H	7,776,000	8,270,901

		24,277,464
COLOMBIA — 0.43%
Ecopetrol SA SP ADR[a]	95,742	4,026,909

		4,026,909
FRANCE — 4.77%
Technip SA	37,746	3,827,491
Total SA	831,546	40,538,570

		44,366,061
ITALY — 2.58%
Eni SpA	940,896	19,299,302
Saipem SpA	89,586	1,454,439
Tenaris SA	160,218	3,209,275

		23,963,016

Security	Shares	Value

JAPAN — 1.06%
INPEX Corp.	972	$4,051,019
JX Holdings Inc.	874,820	4,236,054
TonenGeneral Sekiyu K.K.	162,000	1,567,242

		9,854,315
NORWAY — 1.59%
Seadrill Ltd.	126,846	5,093,742
Statoil ASA	381,024	7,818,853
Subsea 7 SAb	105,138	1,833,787

		14,746,382
PORTUGAL — 0.13%
Galp Energia SGPS SA Class B	80,352	1,188,067

		1,188,067
SPAIN — 0.66%
Repsol SA	290,861	6,128,603

		6,128,603
UNITED KINGDOM — 15.90%
AMEC PLC	109,512	1,669,274
BG Group PLC	1,197,666	20,317,558
BP PLC	6,686,226	46,166,910
Cairn Energy PLC[b]	227,448	873,120
Petrofac Ltd.	91,875	1,669,375
Royal Dutch Shell PLC Class A	1,333,422	42,470,435
Royal Dutch Shell PLC Class B	901,692	29,758,902
Tullow Oil PLC	322,542	4,896,888

		147,822,462
UNITED STATES — 56.95%
Anadarko Petroleum Corp.	175,446	15,076,075
Apache Corp.	138,186	11,584,132
Baker Hughes Inc.	155,682	7,181,611
Cabot Oil & Gas Corp.	72,900	5,177,358
Cameron International Corp.[b]	86,832	5,310,645
Chesapeake Energy Corp.	184,032	3,750,572
Chevron Corp.	680,238	80,499,365
ConocoPhillips	424,440	25,678,620
CONSOL Energy Inc.	83,592	2,265,343
Denbury Resources Inc.[a,b]	133,488	2,312,012
Devon Energy Corp.	133,002	6,900,144
Diamond Offshore Drilling Inc.	23,657	1,627,365
Ensco PLC Class A	81,486	4,735,966
EOG Resources Inc.	95,418	12,564,642
EQT Corp.	52,326	4,153,115
Exxon Mobil Corp.	1,560,708	141,009,968
FMC Technologies Inc.[a,b]	82,458	4,591,261
Halliburton Co.	327,888	13,679,487
Helmerich & Payne Inc.	37,746	2,357,238
Hess Corp.	105,948	7,044,482
Kinder Morgan Inc.	221,292	8,442,290
Marathon Oil Corp.	248,184	8,582,203
Marathon Petroleum Corp.	114,210	8,115,762
Murphy Oil Corp.	65,448	3,985,129
Nabors Industries Ltd.[a]	108,378	1,659,267

94

Schedule of Investments   (Unaudited) (Continued)

iSHARES® GLOBAL ENERGY ETF

June 30, 2013

Security	Shares	Value

National Oilwell Varco Inc.	150,660	$10,380,474
Newfield Exploration Co.[b]	51,192	1,222,977
Noble Corp.	89,424	3,360,554
Noble Energy Inc.	124,902	7,499,116
Occidental Petroleum Corp.	283,986	25,340,071
Peabody Energy Corp.	103,842	1,520,247
Phillips 66	217,242	12,797,726
Pioneer Natural Resources Co.	48,114	6,964,501
QEP Resources Inc.	64,665	1,796,394
Range Resources Corp.	57,024	4,409,096
Rowan Companies PLC Class Aa,b	44,874	1,528,857
Schlumberger Ltd.	466,236	33,410,472
Southwestern Energy Co.[a,b]	123,444	4,509,409
Spectra Energy Corp.	235,548	8,116,984
Tesoro Corp.	47,952	2,508,849
Valero Energy Corp.	193,104	6,714,226
Williams Companies Inc. (The)	241,704	7,848,129
WPX Energy Inc.[a,b]	72,090	1,365,385

		529,577,519

TOTAL COMMON STOCKS
(Cost: $950,705,467)		916,133,493

PREFERRED STOCKS — 1.21%

BRAZIL — 1.21%
Petroleo Brasileiro SA SP ADR	767,880	11,257,121

		11,257,121

TOTAL PREFERRED STOCKS
(Cost: $26,036,939)		11,257,121

RIGHTS — 0.02%

SPAIN — 0.02%
Repsol SAb	317,420	176,592

		176,592

TOTAL RIGHTS
(Cost: $186,099)		176,592

SHORT-TERM INVESTMENTS — 2.33%

MONEY MARKET FUNDS — 2.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	7,244,766	7,244,766
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	506,582	506,582

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	13,934,067	$13,934,067

		21,685,415

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,685,415)		21,685,415

TOTAL INVESTMENTS IN SECURITIES — 102.09%
(Cost: $998,613,920)		949,252,621
Other Assets, Less Liabilities — (2.09)%		(19,431,234)

NET ASSETS — 100.00%		$929,821,387

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

95

Schedule of Investments   (Unaudited)

iSHARES® GLOBAL FINANCIALS ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 98.23%

AUSTRALIA — 8.26%
AMP Ltd.	158,508	$616,634
ASX Ltd.	11,180	338,426
Australia and New Zealand Banking Group Ltd.	142,443	3,726,410
BGP Holdings PLC[b,c]	608,993	8
CFS Retail Property Trust Group	118,167	216,328
Commonwealth Bank of Australia	83,538	5,289,954
Dexus Property Group	242,879	237,882
Goodman Group	75,446	337,010
GPT Group	80,682	283,593
Insurance Australia Group Ltd.	109,837	546,934
Lend Lease Group	25,466	194,641
Macquarie Group Ltd.	18,088	693,235
Mirvac Group	167,671	246,332
National Australia Bank Ltd.	121,618	3,304,069
QBE Insurance Group Ltd.	63,189	872,807
Stockland Corp. Ltd.	116,025	369,588
Suncorp Group Ltd.	68,663	749,180
Westfield Group	107,695	1,127,740
Westfield Retail Trust	150,178	426,143
Westpac Banking Corp.	160,769	4,249,979

		23,826,893
AUSTRIA — 0.13%
Erste Group Bank AG	13,923	371,095

		371,095
BELGIUM — 0.40%
Ageas	12,019	421,427
Groupe Bruxelles Lambert SA	4,284	321,918
KBC Groep NV	11,305	420,345

		1,163,690
BRAZIL — 0.21%
Banco do Brasil SA SP ADR	60,700	613,070

		613,070
CANADA — 6.80%
Bank of Montreal	33,915	1,961,055
Bank of Nova Scotia	62,118	3,310,369
Brookfield Asset Management Inc. Class A	29,274	1,048,919
Canadian Imperial Bank of Commerce	21,301	1,507,092
Manulife Financial Corp.	95,795	1,528,253
National Bank of Canada	8,568	609,453
Power Corp. of Canada	17,731	474,306
Royal Bank of Canada	75,565	4,389,424
Sun Life Financial Inc.	31,059	917,094
Toronto-Dominion Bank (The)	48,076	3,849,452

		19,595,417

CHILE — 0.13%
Banco de Chile SP ADR[a]	1,455	126,701

Security	Shares	Value

Banco Santander (Chile) SA SP ADR[a]	10,591	$258,950

		385,651
CHINA — 2.56%
China Construction Bank Corp. Class H	4,284,720	3,032,756
China Life Insurance Co. Ltd. Class H	357,000	846,893
Industrial and Commercial Bank of China Ltd. Class H	4,284,000	2,700,853
Ping An Insurance (Group) Co. of China Ltd. Class H	119,000	800,866

		7,381,368
COLOMBIA — 0.09%
Bancolombia SA SP ADR	4,403	248,769

		248,769
DENMARK — 0.21%
Danske Bank A/Sb	35,581	607,676

		607,676
FINLAND — 0.34%
Sampo OYJ Class A	24,990	972,548

		972,548
FRANCE — 2.72%
AXA SA	95,795	1,879,615
BNP Paribas SA	53,907	2,941,229
Credit Agricole SAb	56,406	484,127
Societe Generale	40,222	1,380,259
Unibail-Rodamco SE	4,998	1,162,900

		7,848,130
GERMANY — 2.88%
Allianz SE Registered	23,800	3,472,612
Commerzbank AGb	45,387	395,157
Deutsche Bank AG Registered	53,193	2,223,290
Deutsche Boerse AG	10,115	664,893
Muenchener Rueckversicherungs-Gesellschaft AG Registered	8,449	1,552,915

		8,308,867
GREECE — 0.02%
National Bank of Greece SA SP ADR[a]	15,783	54,451

		54,451
HONG KONG — 2.43%
AIA Group Ltd.	428,400	1,814,377
BOC Hong Kong (Holdings) Ltd.	178,500	548,870
Cheung Kong (Holdings) Ltd.	119,000	1,614,006
Hang Seng Bank Ltd.[a]	23,800	351,952
Hong Kong Exchanges and Clearing Ltd.[a]	58,500	883,192
Sun Hung Kai Properties Ltd.[a]	119,000	1,535,761
Swire Pacific Ltd. Class Aa	22,000	266,337

		7,014,495

96

Schedule of Investments   (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

June 30, 2013

Security	Shares	Value

IRELAND — 0.00%
Irish Bank Resolution Corp. Ltd.[b,c]	47,975	$1

		1
ITALY — 1.46%
Assicurazioni Generali SpA	70,091	1,222,666
Banca Monte dei Paschi di Siena SpA[a,b]	392,224	99,417
Banco Popolare Scrl[b]	91,154	107,171
Intesa Sanpaolo SpA	717,332	1,147,813
Mediobanca SpA	26,894	139,833
UniCredit SpA	280,959	1,314,005
Unione di Banche Italiane SpA	47,600	172,130

		4,203,035
JAPAN — 7.86%
Dai-ichi Life Insurance Co. Ltd. (The)	476	686,195
Daiwa House Industry Co. Ltd.	29,000	540,384
Daiwa Securities Group Inc.	119,000	997,906
Mitsubishi Estate Co. Ltd.	65,000	1,728,142
Mitsubishi UFJ Financial Group Inc.	749,700	4,618,880
Mitsui Fudosan Co. Ltd.	45,000	1,321,438
Mizuho Financial Group Inc.	1,249,500	2,591,202
MS&AD Insurance Group Holdings Inc.	23,800	604,254
NKSJ Holdings Inc.	23,800	566,638
Nomura Holdings Inc.	202,300	1,488,713
ORIX Corp.	59,500	811,622
Shinsei Bank Ltd.	119,000	269,542
Sumitomo Mitsui Financial Group Inc.	71,400	3,270,449
Sumitomo Mitsui Trust Holdings Inc.	238,270	1,110,575
Sumitomo Realty & Development Co. Ltd.	23,000	915,740
Tokio Marine Holdings Inc.	35,700	1,130,281

		22,651,961
NETHERLANDS — 0.84%
AEGON NV	93,415	624,005
ING Groep NV CVA[b]	198,968	1,810,399

		2,434,404
NORWAY — 0.25%
DNB ASA	49,147	707,901

		707,901
PERU — 0.16%
Credicorp Ltd.	3,570	456,817

		456,817
PORTUGAL — 0.04%
Banco Espirito Santo SA Registered[b]	131,852	105,403

		105,403
SINGAPORE — 0.98%
DBS Group Holdings Ltd.[a]	72,000	879,918
Oversea-Chinese Banking Corp. Ltd.	119,000	938,264

Security	Shares	Value

United Overseas Bank Ltd.	65,000	$1,017,819

		2,836,001
SOUTH KOREA — 0.41%
KB Financial Group Inc. SP ADR	13,102	388,212
Shinhan Financial Group Co. Ltd. SP ADR[a]	24,282	789,894

		1,178,106
SPAIN — 2.28%
Banco Bilbao Vizcaya Argentaria SA	291,312	2,440,474
Banco de Sabadell SA	162,001	268,486
Banco Popular Espanol SAb	80,563	246,615
Banco Santander SA	567,035	3,613,068

		6,568,643
SWEDEN — 1.81%
Investor AB Class B	22,372	597,630
Nordea Bank AB	140,539	1,561,672
Skandinaviska Enskilda Banken AB Class A	93,772	890,559
Svenska Handelsbanken AB Class A	25,823	1,029,943
Swedbank AB Class A	50,575	1,152,455

		5,232,259
SWITZERLAND — 3.32%
Baloise Holding AG Registered	2,618	254,149
Credit Suisse Group AG Registered	72,282	1,913,718
GAM Holding AGb	9,758	149,544
Julius Baer Group Ltd.[b]	12,019	468,616
Swiss Life Holding AG Registered[b]	1,547	251,143
Swiss Re AGb	18,088	1,343,958
UBS AG Registered[b]	189,210	3,215,660
Zurich Insurance Group AGb	7,616	1,972,119

		9,568,907
UNITED KINGDOM — 8.82%
3i Group PLC	50,813	260,182
Aberdeen Asset Management PLC	62,356	362,035
Aviva PLC	153,391	790,073
Barclays PLC	560,014	2,365,080
British Land Co. PLC	52,479	450,905
Hammerson PLC	33,796	249,782
HSBC Holdings PLC	960,806	9,938,478
Land Securities Group PLC	39,508	529,709
Legal & General Group PLC	312,613	812,676
Lloyds Banking Group PLC[b]	2,183,888	2,092,051
London Stock Exchange Group PLC	8,806	178,571
Man Group PLC	98,770	124,637
Old Mutual PLC	243,950	668,588
Provident Financial PLC	7,021	158,560
Prudential PLC	133,637	2,178,888
Resolution Ltd.	76,517	330,752
Royal Bank of Scotland Group PLC[b]	104,720	434,397
RSA Insurance Group PLC	183,379	330,976
Schroders PLC	5,355	177,302
SEGRO PLC	34,986	148,153
Standard Chartered PLC	101,507	2,196,948

97

Schedule of Investments   (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

June 30, 2013

Security	Shares	Value

Standard Life PLC	126,021	$660,758

		25,439,501
UNITED STATES — 42.82%
ACE Ltd.	17,493	1,565,274
Aflac Inc.	24,038	1,397,089
Allstate Corp. (The)	24,038	1,156,709
American Express Co.	49,742	3,718,712
American International Group Inc.[b]	76,041	3,399,033
American Tower Corp.	20,587	1,506,351
Ameriprise Financial Inc.	10,829	875,850
Aon PLC	16,422	1,056,756
Apartment Investment and Management Co. Class Aa	7,497	225,210
Assurant Inc.	4,046	205,982
AvalonBay Communities Inc.	5,950	802,715
Bank of America Corp.	556,682	7,158,931
Bank of New York Mellon Corp. (The)	60,690	1,702,354
BB&T Corp.	35,462	1,201,453
Berkshire Hathaway Inc. Class Bb	94,248	10,548,236
BlackRock Inc.[d]	6,664	1,711,648
Boston Properties Inc.[a]	7,854	828,361
Capital One Financial Corp.	30,464	1,913,444
CBRE Group Inc. Class Ab	15,232	355,820
Charles Schwab Corp. (The)	57,953	1,230,342
Chubb Corp. (The)	13,447	1,138,289
Cincinnati Financial Corp.	8,211	376,885
Citigroup Inc.	157,080	7,535,128
CME Group Inc.	16,184	1,229,660
Comerica Inc.	9,758	388,661
Discover Financial Services	25,823	1,230,208
E*TRADE Financial Corp.[a,b]	12,852	162,706
Equity Residential[a]	16,422	953,461
Fifth Third Bancorp	44,506	803,333
Franklin Resources Inc.	7,378	1,003,556
Genworth Financial Inc. Class Ab	24,633	281,063
Goldman Sachs Group Inc. (The)	22,372	3,383,765
Hartford Financial Services Group Inc. (The)	22,610	699,101
HCP Inc.	22,610	1,027,398
Health Care REIT Inc.	14,756	989,095
Host Hotels & Resorts Inc.[a]	37,009	624,342
Hudson City Bancorp Inc.	24,871	227,818
Huntington Bancshares Inc.	43,673	344,143
IntercontinentalExchange Inc.[a,b]	3,927	698,064
Invesco Ltd.[a]	23,443	745,487
J.P. Morgan Chase & Co.	195,041	10,296,214
KeyCorp	46,529	513,680
Kimco Realty Corp.[a]	20,825	446,280
Legg Mason Inc.	6,783	210,341
Leucadia National Corp.	15,351	402,503
Lincoln National Corp.	13,328	486,072
Loews Corp.	15,708	697,435
M&T Bank Corp.	6,307	704,807
Macerich Co. (The)	7,259	442,581
Marsh & McLennan Companies Inc.	29,155	1,163,868
McGraw Hill Financial Inc.	14,637	778,542
MetLife Inc.	55,811	2,553,911
Moody’s Corp.	10,353	630,808
Morgan Stanley	70,686	1,726,859
NASDAQ OMX Group Inc. (The)	6,664	218,513
Northern Trust Corp.	11,900	689,010
NYSE Euronext Inc.	12,971	536,999
People’s United Financial Inc.	18,683	278,377

Security	Shares	Value

Plum Creek Timber Co. Inc.[a]	8,568	$399,869
PNC Financial Services Group Inc. (The)[d]	26,894	1,961,110
Principal Financial Group Inc.	14,280	534,786
Progressive Corp. (The)	29,750	756,245
Prologis Inc.	25,704	969,555
Prudential Financial Inc.	24,038	1,755,495
Public Storage	7,497	1,149,515
Regions Financial Corp.	71,400	680,442
Simon Property Group Inc.	16,451	2,597,942
SLM Corp.	23,443	535,907
State Street Corp.	23,919	1,559,758
SunTrust Banks Inc.	27,608	871,585
T. Rowe Price Group Inc.	13,566	992,353
Torchmark Corp.	5,236	341,073
Travelers Companies Inc. (The)	19,397	1,550,208
U.S. Bancorp	94,843	3,428,574
Unum Group	13,566	398,433
Ventas Inc.	14,994	1,041,483
Vornado Realty Trust	9,044	749,295
Wells Fargo & Co.	252,756	10,431,240
Weyerhaeuser Co.	29,750	847,577
XL Group PLC	14,994	454,618
Zions Bancorp	10,234	295,558

		123,481,854

TOTAL COMMON STOCKS
(Cost: $318,949,753)		283,256,913

PREFERRED STOCKS — 1.22%

BRAZIL — 1.22%
Banco Bradesco SA SP ADR	127,568	1,659,660
Itau Unibanco Holding SA SP ADR	145,061	1,874,188

		3,533,848

TOTAL PREFERRED STOCKS
(Cost: $4,182,910)		3,533,848

SHORT-TERM INVESTMENTS — 3.14%

MONEY MARKET FUNDS — 3.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%d,e,[f]	4,148,974	4,148,974
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,e,f]	290,112	290,112

98

Schedule of Investments   (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

June 30, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	4,607,684	$4,607,684

		9,046,770

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,046,770)		9,046,770

TOTAL INVESTMENTS IN SECURITIES — 102.59%
(Cost: $332,179,433)		295,837,531
Other Assets, Less Liabilities — (2.59)%		(7,465,905)

NET ASSETS — 100.00%		$288,371,626

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

99

Schedule of Investments   (Unaudited)

iSHARES® GLOBAL HEALTHCARE ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.49%

AUSTRALIA — 1.21%
Cochlear Ltd.	14,697	$830,179
CSL Ltd.	126,891	7,152,499
Sonic Healthcare Ltd.	102,672	1,391,856

		9,374,534
BELGIUM — 0.21%
UCB SA	30,222	1,625,770

		1,625,770
CANADA — 1.16%
Catamaran Corp.[a]	53,199	2,581,408
Valeant Pharmaceuticals International Inc.[a]	74,313	6,387,699

		8,969,107
DENMARK — 2.49%
Novo Nordisk A/S Class B	110,745	17,234,698
Novozymes A/S Class B	62,928	2,011,275

		19,245,973
FRANCE — 4.92%
Essilor International SA	55,062	5,850,320
Sanofi	310,500	32,134,885

		37,985,205
GERMANY — 4.47%
Bayer AG Registered	213,417	22,728,195
Fresenius Medical Care AG & Co. KGaA	54,027	3,829,476
Fresenius SE & Co. KGaA	33,741	4,153,811
Merck KGaA	16,767	2,551,054
QIAGEN NVa	61,686	1,210,355

		34,472,891
IRELAND — 0.23%
Elan Corp. PLC[a]	126,891	1,773,921

		1,773,921
JAPAN — 4.29%
Astellas Pharma Inc.	118,035	6,404,678
Chugai Pharmaceutical Co. Ltd.	53,600	1,109,394
Daiichi Sankyo Co. Ltd.	165,693	2,762,245
Eisai Co. Ltd.	69,000	2,809,735
Ono Pharmaceutical Co. Ltd.	27,700	1,876,690
Otsuka Holdings Co. Ltd.	135,900	4,480,520
Shionogi & Co. Ltd.	82,800	1,725,434
Taisho Pharmaceutical Holdings Co. Ltd.	14,900	1,055,982
Takeda Pharmaceutical Co. Ltd.	190,400	8,587,024
Terumo Corp.	46,100	2,290,265

		33,101,967

Security	Shares	Value

SWITZERLAND — 12.67%
Actelion Ltd. Registered[a]	29,601	$1,780,158
Lonza Group AG Registered[a]	13,662	1,027,376
Nobel Biocare Holding AG Registered[a]	32,292	392,494
Novartis AG Registered	698,418	49,531,097
Roche Holding AG Genusschein	181,539	45,089,748

		97,820,873
UNITED KINGDOM — 7.02%
AstraZeneca PLC	322,920	15,256,426
GlaxoSmithKline PLC	1,269,531	31,732,210
Shire PLC	145,935	4,614,932
Smith & Nephew PLC	232,047	2,586,801

		54,190,369
UNITED STATES — 60.82%
Abbott Laboratories	402,201	14,028,771
AbbVie Inc.	408,825	16,900,826
Actavis Inc.[a]	32,913	4,154,279
Aetna Inc.	97,704	6,208,112
Agilent Technologies Inc.	88,803	3,797,216
Alexion Pharmaceuticals Inc.[a]	50,301	4,639,764
Allergan Inc.	76,383	6,434,504
AmerisourceBergen Corp.	59,409	3,316,805
Amgen Inc.	193,545	19,095,150
Baxter International Inc.	139,725	9,678,751
Becton, Dickinson and Co.	49,887	4,930,332
Biogen Idec Inc.[a]	61,272	13,185,734
Boston Scientific Corp.[a,b]	349,416	3,239,086
Bristol-Myers Squibb Co.	423,729	18,936,449
C.R. Bard Inc.	19,251	2,092,199
Cardinal Health Inc.	88,182	4,162,190
CareFusion Corp.[a]	56,718	2,090,058
Celgene Corp.[a]	107,640	12,584,192
Cerner Corp.[a]	37,674	3,620,095
Cigna Corp.	73,692	5,341,933
Covidien PLC	121,302	7,622,618
DaVita HealthCare Partners Inc.[a]	21,942	2,650,594
DENTSPLY International Inc.	37,053	1,517,691
Edwards Lifesciences Corp.[a,b]	29,187	1,961,366
Eli Lilly and Co.	255,024	12,526,779
Express Scripts Holding Co.[a]	210,726	12,999,687
Forest Laboratories Inc.[a]	60,237	2,469,717
Gilead Sciences Inc.[a]	393,921	20,172,694
Hospira Inc.[a]	42,642	1,633,615
Humana Inc.	40,572	3,423,465
Intuitive Surgical Inc.[a]	10,350	5,243,103
Johnson & Johnson	724,707	62,223,343
Laboratory Corp. of America Holdings[a,b]	24,012	2,403,601
Life Technologies Corp.[a]	44,298	3,278,495
McKesson Corp.	58,374	6,683,823
Medtronic Inc.	260,820	13,424,405
Merck & Co. Inc.	778,941	36,181,809
Mylan Inc.[a]	98,118	3,044,602
Patterson Companies Inc.	21,528	809,453
PerkinElmer Inc.	28,773	935,123
Perrigo Co.	22,770	2,755,170
Pfizer Inc.	1,722,447	48,245,741
Quest Diagnostics Inc.	40,779	2,472,431
Regeneron Pharmaceuticals Inc.[a]	19,665	4,422,265

100

Schedule of Investments   (Unaudited) (Continued)

iSHARES® GLOBAL HEALTHCARE ETF

June 30, 2013

Security	Shares	Value
St. Jude Medical Inc.	73,071	$3,334,230
Stryker Corp.	74,106	4,793,176
Tenet Healthcare Corp.[a]	26,910	1,240,551
Thermo Fisher Scientific Inc.	92,322	7,813,211
UnitedHealth Group Inc.	263,304	17,241,146
Varian Medical Systems Inc.[a,b]	27,945	1,884,890
Waters Corp.[a]	21,942	2,195,297
WellPoint Inc.	77,418	6,335,889
Zimmer Holdings Inc.	43,470	3,257,642
Zoetis Inc.	128,961	3,983,605

		469,617,673

TOTAL COMMON STOCKS
(Cost: $654,862,749)		768,178,283

SHORT-TERM INVESTMENTS — 1.87%

MONEY MARKET FUNDS — 1.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	3,990,901	3,990,901
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	279,059	279,059
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	10,124,561	10,124,561

		14,394,521

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,394,521)		14,394,521

TOTAL INVESTMENTS IN SECURITIES — 101.36%
(Cost: $669,257,270)		782,572,804
Other Assets, Less Liabilities — (1.36)%		(10,487,787)

NET ASSETS — 100.00%		$772,085,017

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

101

Schedule of Investments   (Unaudited)

iSHARES® GLOBAL INDUSTRIALS ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.67%

AUSTRALIA — 1.67%
Asciano Ltd.	90,720	$416,864
Aurizon Holdings Ltd.	172,449	656,661
Brambles Ltd.	134,784	1,152,318
Qantas Airways Ltd.[a]	200,475	247,732
Sydney Airport	127,332	393,950
Toll Holdings Ltd.	63,828	310,821
Transurban Group	130,491	807,448

		3,985,794
BRAZIL — 0.26%
Embraer SA SP ADR	17,010	627,499

		627,499
CANADA — 2.54%
Bombardier Inc. Class B	131,058	581,403
Canadian National Railway Co.	34,992	3,396,541
Canadian Pacific Railway Ltd.	12,474	1,507,948
SNC-Lavalin Group Inc.	13,284	559,465

		6,045,357
CHILE — 0.23%
LATAM Airlines Group SA SP ADR	32,076	541,764

		541,764
DENMARK — 0.41%
A.P. Moeller-Maersk A/S Class B	102	729,518
Vestas Wind Systems A/Sa	17,982	255,088

		984,606
FINLAND — 0.98%
Kone OYJ Class B	16,767	1,330,559
Metso OYJ	11,340	385,016
Wartsila OYJ Abp	14,175	615,960

		2,331,535
FRANCE — 5.72%
ALSTOM	18,468	603,981
Bouygues SA	14,256	363,386
Compagnie de Saint-Gobain	36,693	1,483,326
Edenred SA	15,552	475,059
European Aeronautic Defence and Space Co. NV	39,609	2,114,262
Legrand SA	20,412	945,619
Safran SA	20,007	1,043,494
Schneider Electric SA	46,170	3,344,582
Thales SA	7,695	358,834
Vallourec SA	10,125	511,633
Vinci SA	47,952	2,403,147

		13,647,323

Security	Shares	Value

GERMANY — 4.37%
Brenntag AG	4,212	$638,928
Deutsche Lufthansa AG Registered[a]	18,792	380,935
Deutsche Post AG Registered	73,224	1,817,465
GEA Group AG	15,309	541,861
MAN SE	2,997	326,845
Siemens AG Registered	66,582	6,720,341

		10,426,375
HONG KONG — 0.81%
Hutchison Whampoa Ltd.	184,000	1,934,570

		1,934,570
IRELAND — 0.20%
Ryanair Holdings PLC SP ADR	9,153	471,654

		471,654
ITALY — 0.56%
Atlantia SpA	24,948	406,331
Fiat Industrial SpA	67,878	755,700
Finmeccanica SpA[a]	32,481	162,464

		1,324,495
JAPAN — 15.87%
ANA Holdings Inc.[b]	324,000	671,908
Asahi Glass Co. Ltd.	81,000	526,763
Central Japan Railway Co.	16,200	1,978,215
Dai Nippon Printing Co. Ltd.	37,000	337,837
Daikin Industries Ltd.	24,300	980,953
East Japan Railway Co.	32,400	2,514,763
FANUC Corp.	16,200	2,345,155
ITOCHU Corp.	137,700	1,587,220
JGC Corp.	16,000	575,024
Kajima Corp.	81,000	268,274
Kawasaki Heavy Industries Ltd.	162,000	497,408
Kintetsu Corp.[b]	162,000	711,049
Komatsu Ltd.	81,000	1,869,764
Kubota Corp.	81,000	1,180,732
LIXIL Group Corp.	24,300	591,263
Marubeni Corp.	162,000	1,081,250
Mitsubishi Corp.	137,700	2,355,185
Mitsubishi Electric Corp.	162,000	1,515,055
Mitsubishi Heavy Industries Ltd.	324,000	1,797,191
Mitsui & Co. Ltd.	153,900	1,930,431
Mitsui O.S.K. Lines Ltd.[a]	81,000	315,569
NGK Insulators Ltd.	16,000	198,118
Nidec Corp.	8,100	564,272
Nippon Express Co. Ltd.	81,000	384,064
Nippon Yusen K.K.	162,000	428,912
NSK Ltd.	29,000	277,052
Obayashi Corp.	81,000	419,943
Odakyu Electric Railway Co. Ltd.	81,000	789,329
Secom Co. Ltd.	16,200	880,656
Shimizu Corp.	81,000	325,354
SMC Corp.	4,900	982,614
Sumitomo Corp.	113,400	1,412,149
Sumitomo Electric Industries Ltd.	72,900	870,382
Taisei Corp.	81,000	292,737

102

Schedule of Investments   (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

June 30, 2013

Security	Shares	Value

Tokyu Corp.	81,000	$529,209
Toppan Printing Co. Ltd.	81,000	561,826
Toshiba Corp.	324,000	1,552,565
TOTO Ltd.	20,000	203,151
West Japan Railway Co.	16,200	686,586
Yamato Holdings Co. Ltd.	40,500	852,524

		37,842,452
MEXICO — 0.26%
Alfa SAB de CV Series A	259,200	621,641

		621,641
NETHERLANDS — 1.22%
Koninklijke Philips Electronics NV	80,838	2,200,842
PostNL NVa	40,176	111,966
Randstad Holding NV	8,667	354,872
TNT Express NV	31,671	237,207

		2,904,887
SINGAPORE — 1.38%
Jardine Matheson Holdings Ltd.	32,400	1,960,200
Keppel Corp. Ltd.[b]	162,000	1,328,392

		3,288,592
SPAIN — 0.71%
Abertis Infraestructuras SA	28,755	500,854
Actividades de Construcciones y Servicios SA	14,175	374,956
Ferrovial SA	34,830	555,962
International Consolidated Airlines Group SA Londona	63,747	255,152

		1,686,924
SWEDEN — 3.57%
Alfa Laval AB	26,487	537,632
Assa Abloy AB Class B	27,540	1,072,311
Atlas Copco AB Class A	61,966	1,487,305
Atlas Copco AB Class B	22,842	486,659
Sandvik AB	96,390	1,145,349
Scania AB Class B	27,459	546,377
Securitas AB Class B	21,546	187,226
Skanska AB Class B	33,453	551,648
SKF AB Class B	33,048	769,224
Volvo AB Class B	129,600	1,724,301

		8,508,032
SWITZERLAND — 2.79%
ABB Ltd. Registered	178,524	3,869,923
Adecco SA Registered	10,854	617,754
Geberit AG Registered	3,240	802,338
Kuehne & Nagel International AG Registered	4,536	497,155
SGS SA Registered	405	868,514

		6,655,684
UNITED KINGDOM — 5.66%
Aggreko PLC	23,004	572,897
Babcock International Group PLC	27,540	460,722
BAE Systems PLC	265,518	1,542,384

Security	Shares	Value

Bunzl PLC	25,353	$492,197
Capita PLC	52,812	773,766
Cobham PLC	86,589	344,215
Experian PLC	83,754	1,451,950
FirstGroup PLC	96,471	141,123
G4S PLC	116,640	407,596
Hays PLC	125,955	169,926
IMI PLC	28,674	539,274
Intertek Group PLC	12,717	563,785
Invensys PLC	55,403	346,707
Rentokil Initial PLC	148,473	201,206
Rolls-Royce Holdings PLC	155,115	2,667,882
Serco Group PLC	40,338	377,179
Smiths Group PLC	32,562	645,979
Vesuvius PLC	24,786	138,192
Weir Group PLC (The)	18,549	605,147
Wolseley PLC	23,004	1,058,219

		13,500,346
UNITED STATES — 50.46%
3M Co.	52,326	5,721,848
ADT Corp. (The)	18,387	732,722
Avery Dennison Corp.	8,181	349,820
Boeing Co. (The)	56,457	5,783,455
C.H. Robinson Worldwide Inc.	13,284	748,022
Caterpillar Inc.	54,432	4,490,096
Cintas Corp.	8,667	394,695
CSX Corp.	82,863	1,921,593
Cummins Inc.	14,742	1,598,917
Danaher Corp.	48,276	3,055,871
Deere & Co.	32,076	2,606,175
Dover Corp.	14,418	1,119,702
Dun & Bradstreet Corp. (The)[b]	3,321	323,631
Eaton Corp. PLC	39,690	2,611,999
Emerson Electric Co.	59,616	3,251,457
Equifax Inc.	9,639	568,026
Expeditors International of Washington Inc.	17,658	671,181
Fastenal Co.	22,761	1,043,592
FedEx Corp.	24,138	2,379,524
Flowserve Corp.	12,312	664,971
Fluor Corp.	14,013	831,111
General Dynamics Corp.	27,540	2,157,208
General Electric Co.	850,338	19,719,338
Honeywell International Inc.	65,043	5,160,512
Illinois Tool Works Inc.	34,344	2,375,574
Ingersoll-Rand PLC	23,490	1,304,165
Iron Mountain Inc.	13,851	368,575
Jacobs Engineering Group Inc.[a,b]	11,097	611,778
Joy Global Inc.	9,477	459,919
Kansas City Southern Industries Inc.	9,234	978,435
L-3 Communications Holdings Inc.	7,128	611,155
Lockheed Martin Corp.	21,627	2,345,664
Masco Corp.	31,104	606,217
Norfolk Southern Corp.	25,596	1,859,549
Northrop Grumman Corp.	19,197	1,589,512
PACCAR Inc.	30,051	1,612,537
Pall Corp.	9,558	634,938
Parker Hannifin Corp.	12,798	1,220,929
Pentair Ltd. Registered	17,010	981,307
Pitney Bowes Inc.	17,820	261,598
Precision Castparts Corp.	12,150	2,746,022
Quanta Services Inc.[a]	18,063	477,947

103

Schedule of Investments   (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

June 30, 2013

Security	Shares	Value

Raytheon Co.	26,487	$1,751,320
Republic Services Inc.	23,490	797,251
Robert Half International Inc.	12,393	411,819
Rockwell Automation Inc.	11,988	996,682
Rockwell Collins Inc.	11,178	708,797
Roper Industries Inc.	8,262	1,026,306
Ryder System Inc.	4,455	270,819
Snap-on Inc.	4,860	434,387
Southwest Airlines Co.	57,024	735,039
Stanley Black & Decker Inc.	13,689	1,058,160
Stericycle Inc.[a,b]	7,047	778,200
Textron Inc.	24,057	626,685
Tyco International Ltd.	38,475	1,267,751
Union Pacific Corp.	38,232	5,898,433
United Parcel Service Inc. Class B	57,834	5,001,484
United Technologies Corp.	69,822	6,489,257
W.W. Grainger Inc.	4,941	1,246,021
Waste Management Inc.	35,316	1,424,294
Xylem Inc.	15,795	425,517

		120,299,509

TOTAL COMMON STOCKS
(Cost: $235,981,887)		237,629,039

SHORT-TERM INVESTMENTS — 1.86%

MONEY MARKET FUNDS — 1.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	1,383,128	1,383,128
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	96,714	96,714
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,955,793	2,955,793

		4,435,635

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,435,635)		4,435,635

TOTAL INVESTMENTS IN SECURITIES — 101.53%
(Cost: $240,417,522)		242,064,674
Other Assets, Less Liabilities — (1.53)%		(3,647,620)

NET ASSETS — 100.00%		$238,417,054

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

104

Schedule of Investments   (Unaudited)

iSHARES® GLOBAL INFRASTRUCTURE ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 98.79%

AUSTRALIA — 7.00%
Macquarie Atlas Roads Group	953,955	$1,694,014
Qube Logistics Holdings Ltd.	1,451,379	2,211,986
Sydney Airport	1,818,900	5,627,465
Transurban Group	3,583,620	22,174,608

		31,708,073

BRAZIL — 1.57%
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	111,585	1,161,600
CPFL Energia SA SP ADR	37,023	677,150
Ultrapar Participacoes SA SP ADR	220,203	5,271,660

		7,110,410

CANADA — 10.49%
AltaGas Ltd.	56,373	1,969,675
Enbridge Inc.	425,571	17,834,489
Gibson Energy Inc.	63,339	1,479,981
Pembina Pipeline Corp.	155,574	4,745,601
TransCanada Corp.	373,068	16,012,625
Veresen Inc.	105,135	1,242,745
Westshore Terminals Investment Corp.	156,993	4,275,472

		47,560,588

CHILE — 0.80%
Empresa Nacional de Electricidad SA SP ADR	36,120	1,595,420
Enersis SA SP ADR	124,485	2,036,575

		3,631,995

CHINA — 3.95%
China Gas Holdings Ltd.	774,000	791,328
China Longyuan Power Group Corp. Ltd. Class H	903,000	936,023
China Merchants Holdings (International) Co. Ltd.[a]	2,838,000	8,836,334
China Resources Power Holdings Co. Ltd.[a]	567,600	1,352,343
COSCO Pacific Ltd.	3,870,000	5,029,376
Huaneng Power International Inc. Class H SP ADR	25,284	972,170

		17,917,574

FRANCE — 6.55%
Aeroports de Paris	96,492	9,370,505
GDF Suez	497,037	9,720,171
Groupe Eurotunnel SA Registered	1,397,328	10,614,549

		29,705,225

GERMANY — 4.93%
E.ON SE	653,127	10,705,469
Fraport AG	86,559	5,229,634
Hamburger Hafen und Logistik AG	60,888	1,301,148
RWE AG	160,863	5,127,074

		22,363,325

Security	Shares	Value

ITALY — 5.56%
Ansaldo STS SpA	236,199	$2,282,717
Atlantia SpA	787,545	12,826,833
Enel SpA	2,109,150	6,607,200
Gemina SpA[b]	1,254,525	2,247,095
Societa Iniziative Autostradali e Servizi SpA	148,350	1,211,953

		25,175,798

JAPAN — 3.55%
Japan Airport Terminal Co. Ltd.	180,600	2,861,674
Kamigumi Co. Ltd.	645,000	5,188,050
Mitsubishi Logistics Corp.	417,000	5,814,114
Sumitomo Warehouse Co. Ltd. (The)	387,000	2,208,980

		16,072,818

MEXICO — 2.15%
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	92,235	4,688,305
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	45,279	5,036,836

		9,725,141

NETHERLANDS — 2.12%
Royal Vopak NV	162,927	9,598,953

		9,598,953

NEW ZEALAND — 1.24%
Auckland International Airport Ltd.	2,450,484	5,620,750

		5,620,750

NORWAY — 0.24%
Golar LNG Ltd.[a]	22,575	719,917
Ship Finance International Ltd.	25,026	371,386

		1,091,303

RUSSIA — 0.13%
RusHydro OJSC SP ADR	416,154	608,833

		608,833

SINGAPORE — 3.43%
Hutchison Port Holdings Trust[a]	12,642,000	9,291,870
SATS Ltd.[a]	1,548,000	4,015,548
SIA Engineering Co.	567,000	2,253,158

		15,560,576

SPAIN — 5.07%
Abertis Infraestructuras SA	837,468	14,587,001
Iberdrola SA	1,587,861	8,371,502

		22,958,503

SWITZERLAND — 1.03%
Flughafen Zurich AG Registered	9,288	4,657,989

		4,657,989

105

Schedule of Investments   (Unaudited) (Continued)

iSHARES® GLOBAL INFRASTRUCTURE ETF

June 30, 2013

Security	Shares	Value

UNITED KINGDOM — 7.74%
BBA Aviation PLC	1,171,449	$4,976,641
Centrica PLC	1,697,511	9,273,765
National Grid PLC	1,189,122	13,454,422
SSE PLC	318,243	7,351,205

		35,056,033
UNITED STATES — 31.24%
American Electric Power Co. Inc.	160,476	7,186,115
Cheniere Energy Inc.[a,b]	118,164	3,280,233
Dominion Resources Inc.	191,823	10,899,383
Duke Energy Corp.	232,845	15,717,038
Entergy Corp.	59,727	4,161,777
Exelon Corp.	282,639	8,727,892
FirstEnergy Corp.	140,997	5,264,828
Kinder Morgan Inc.	330,369	12,603,577
NextEra Energy Inc.	139,707	11,383,326
PG&E Corp.	145,254	6,642,465
PPL Corp.	193,887	5,867,021
Public Service Enterprise Group Inc.	168,087	5,489,721
SemGroup Corp. Class A	21,930	1,181,150
Sempra Energy	74,562	6,096,189
Southern Co. (The)	287,154	12,672,106
Spectra Energy Corp.	347,913	11,989,082
Teekay Corp.	19,479	791,432
Williams Companies Inc. (The)	357,201	11,598,317

		141,551,652

TOTAL COMMON STOCKS
(Cost: $437,494,673)		447,675,539

PREFERRED STOCKS — 0.35%

BRAZIL — 0.35%
Companhia Energetica de Minas Gerais SP ADR[a]	178,149	1,597,997

		1,597,997

TOTAL PREFERRED STOCKS
(Cost: $2,003,508)		1,597,997

SHORT-TERM INVESTMENTS — 3.20%

MONEY MARKET FUNDS — 3.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	3,051,193	3,051,193
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	213,351	213,351

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	11,231,758	$11,231,758

		14,496,302

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,496,302)		14,496,302

TOTAL INVESTMENTS IN SECURITIES — 102.34%
(Cost: $453,994,483)		463,769,838
Other Assets, Less Liabilities — (2.34)%		(10,617,271)

NET ASSETS — 100.00%		$453,152,567

SP ADR — Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

106

Schedule of Investments   (Unaudited)

iSHARES® GLOBAL MATERIALS ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 97.67%

AUSTRALIA — 9.54%
Amcor Ltd.	280,554	$2,604,004
BHP Billiton Ltd.	746,304	21,429,774
Fortescue Metals Group Ltd.	395,784	1,101,334
Iluka Resources Ltd.	97,290	889,654
Incitec Pivot Ltd.	378,948	992,048
Newcrest Mining Ltd.	177,468	1,603,336
Orica Ltd.	84,456	1,596,386
Rio Tinto Ltd.	101,430	4,862,239

		35,078,775

AUSTRIA — 0.24%
Voestalpine AG	25,530	900,313

		900,313

BELGIUM — 0.79%
Solvay SA	13,800	1,806,348
Umicore SA	26,220	1,088,240

		2,894,588

BRAZIL — 0.13%
Companhia Siderurgica Nacional SA SP ADR[a]	178,020	493,115

		493,115

CANADA — 8.30%
Agnico-Eagle Mines Ltd.	40,158	1,103,922
Agrium Inc.	34,776	3,005,712
Barrick Gold Corp.	232,806	3,663,282
Eldorado Gold Corp.	166,014	1,024,457
First Quantum Minerals Ltd.	137,586	2,034,543
Goldcorp Inc.	188,784	4,674,191
IAMGOLD Corp.	87,630	367,150
Kinross Gold Corp.	266,202	1,360,092
Potash Corp. of Saskatchewan Inc.	201,204	7,651,836
Silver Wheaton Corp.	82,524	1,612,228
Teck Resources Ltd. Class B	110,676	2,357,353
Yamana Gold Inc.	175,398	1,667,607

		30,522,373

CHILE — 0.48%
Empresas CMPC SA	301,944	931,234
Sociedad Quimica y Minera de Chile SA Series B SP ADR	20,700	836,280

		1,767,514

FINLAND — 0.56%
Stora Enso OYJ Class R	132,204	885,003
UPM-Kymmene OYJ	121,854	1,192,691

		2,077,694

Security	Shares	Value

FRANCE — 3.84%
ArcelorMittal	224,526	$2,502,321
L’Air Liquide SA	72,450	8,934,295
Lafarge SA	43,470	2,669,270

		14,105,886

GERMANY — 9.24%
BASF SE	213,624	19,057,109
HeidelbergCement AG	32,706	2,196,640
K+S AG Registered	40,020	1,477,627
Lanxess AG	19,320	1,162,234
Linde AG	43,056	8,022,770
Salzgitter AG	8,694	285,969
ThyssenKrupp AGb	89,838	1,762,732

		33,965,081

IRELAND — 0.93%
CRH PLC	168,774	3,411,371

		3,411,371

JAPAN — 8.94%
Asahi Kasei Corp.	311,000	2,053,818
JFE Holdings Inc.	124,200	2,721,935
JSR Corp.	46,600	941,054
Kobe Steel Ltd.[b]	726,000	898,958
Kuraray Co. Ltd.	82,800	1,160,292
Mitsubishi Chemical Holdings Corp.	345,000	1,618,463
Mitsubishi Materials Corp.	307,000	1,078,603
Mitsui Chemicals Inc.	240,000	541,199
Nippon Steel & Sumitomo Metal Corp.	2,210,290	5,963,233
Nitto Denko Corp.	37,800	2,427,785
Oji Holdings Corp.	234,000	942,266
Shin-Etsu Chemical Co. Ltd.	93,200	6,173,614
Sumitomo Chemical Co. Ltd.	387,000	1,215,523
Sumitomo Metal Mining Co. Ltd.	138,000	1,536,498
Teijin Ltd.	231,000	506,951
Toray Industries Inc.	381,000	2,462,395
Toyo Seikan Kaisha Ltd.	40,600	624,112

		32,866,699

MEXICO — 0.75%
Cemex SAB de CV CPO[a,b]	2,622,069	2,769,851

		2,769,851

NETHERLANDS — 1.60%
Akzo Nobel NV	55,476	3,123,464
Koninklijke DSM NV	42,228	2,747,795

		5,871,259

NORWAY — 0.68%
Norsk Hydro ASA	210,588	835,999
Yara International ASA	42,366	1,680,472

		2,516,471

107

Schedule of Investments   (Unaudited) (Continued)

iSHARES® GLOBAL MATERIALS ETF

June 30, 2013

Security	Shares	Value

PERU — 0.51%
Compania de Minas Buenaventura SA SP ADR	42,504	$627,359
Southern Copper Corp.	45,264	1,250,192

		1,877,551
SOUTH KOREA — 1.37%
POSCO[a]	19,320	5,049,709

		5,049,709
SPAIN — 0.07%
Acerinox SAa	27,462	255,301

		255,301
SWEDEN — 0.37%
Boliden AB	63,342	780,343
Holmen AB Class B	12,006	321,076
SSAB AB Class A	41,952	248,811

		1,350,230
SWITZERLAND — 4.19%
Clariant AG Registered[b]	65,688	927,540
Givaudan SA Registered[b]	1,794	2,311,352
Holcim Ltd. Registered[b]	53,268	3,707,338
Syngenta AG Registered	21,666	8,463,514

		15,409,744
TAIWAN — 2.73%
China Steel Corp.	2,775,000	2,273,072
Formosa Chemicals & Fibre Corp.	876,000	2,148,277
Formosa Plastics Corp.	1,100,000	2,660,905
Nan Ya Plastics Corp.	1,404,000	2,960,622

		10,042,876
UNITED KINGDOM — 12.78%
Anglo American PLC	323,334	6,208,474
Antofagasta PLC	89,424	1,078,254
BHP Billiton PLC	491,280	12,532,995
Glencore International PLC	2,573,424	10,622,323
Johnson Matthey PLC	47,748	1,903,182
Lonmin PLC[b]	98,256	379,119
Randgold Resources Ltd.	21,390	1,325,265
Rexam PLC	183,816	1,331,240
Rio Tinto PLC	285,522	11,618,767

		46,999,619
UNITED STATES — 29.63%
Air Products and Chemicals Inc.	48,438	4,435,468
Airgas Inc.	15,318	1,462,256
Alcoa Inc.	249,090	1,947,884
Allegheny Technologies Inc.	24,978	657,171
Ball Corp.	34,638	1,438,862
Bemis Co. Inc.	23,874	934,428
CF Industries Holdings Inc.	13,800	2,366,700
Cliffs Natural Resources Inc.[a]	35,604	578,565

Security	Shares	Value

Dow Chemical Co. (The)	281,382	$9,052,059
E.I. du Pont de Nemours and Co.	214,176	11,244,240
Eastman Chemical Co.	36,156	2,531,282
Ecolab Inc.	61,962	5,278,543
FMC Corp.	31,740	1,938,044
Freeport-McMoRan Copper & Gold Inc.	241,362	6,664,005
International Flavors & Fragrances Inc.	19,044	1,431,347
International Paper Co.	103,500	4,586,085
LyondellBasell Industries NV Class A	88,320	5,852,083
MeadWestvaco Corp.	40,848	1,393,325
Monsanto Co.	124,200	12,270,960
Mosaic Co. (The)	64,446	3,467,839
Newmont Mining Corp.	115,506	3,459,405
Nucor Corp.	73,968	3,204,294
Owens-Illinois Inc.[b]	38,226	1,062,301
PPG Industries Inc.	33,258	4,869,304
Praxair Inc.	68,862	7,930,148
Sealed Air Corp.	45,540	1,090,683
Sherwin-Williams Co. (The)	20,010	3,533,766
Sigma-Aldrich Corp.	28,014	2,251,205
United States Steel Corp.[a]	33,396	585,432
Vulcan Materials Co.	30,222	1,463,047

		108,980,731

TOTAL COMMON STOCKS
(Cost: $465,119,565)		359,206,751

PREFERRED STOCKS — 1.95%

BRAZIL — 1.95%
Gerdau SA SP ADR	207,966	1,187,486
Vale SA Class A SP ADR	490,452	5,963,896

		7,151,382

TOTAL PREFERRED STOCKS
(Cost: $17,113,029)		7,151,382

RIGHTS — 0.00%

SPAIN — 0.00%
Acerinox SAa,b	26,790	13,720

		13,720

TOTAL RIGHTS
(Cost: $13,992)		13,720

SHORT-TERM INVESTMENTS — 2.16%

MONEY MARKET FUNDS — 2.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	1,750,539	1,750,539
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	122,405	122,405

108

Schedule of Investments   (Unaudited) (Continued)

iSHARES® GLOBAL MATERIALS ETF

June 30, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	6,056,744	$6,056,744

		7,929,688

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,929,688)		7,929,688

TOTAL INVESTMENTS IN SECURITIES — 101.78%
(Cost: $490,176,274)		374,301,541
Other Assets, Less Liabilities — (1.78)%		(6,530,510)

NET ASSETS — 100.00%		$367,771,031

CPO — Certificates of Participation (Ordinary)

SP ADR — Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

109

Schedule of Investments   (Unaudited)

iSHARES® GLOBAL NUCLEAR ENERGY ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 98.75%

AUSTRALIA — 1.16%
Energy Resources of Australia Ltd.[a]	28,020	$30,649
Paladin Energy Ltd.[a]	76,860	61,560

		92,209

CANADA — 8.20%
Cameco Corp.	31,620	650,714

		650,714

CHINA — 1.32%
Shanghai Electric Group Co. Ltd. Class H	312,000	104,585

		104,585

FINLAND — 2.99%
Fortum OYJ	12,684	237,417

		237,417

FRANCE — 2.99%
Electricite de France SA	10,248	237,577

		237,577

GERMANY — 4.90%
E.ON SE	23,724	388,862

		388,862

JAPAN — 26.78%
JGC Corp.	20,000	718,780
Kansai Electric Power Co. Inc. (The)[a]	15,600	213,423
Mitsubishi Electric Corp.	70,000	654,654
Mitsubishi Heavy Industries Ltd.	69,000	382,735
Tokyo Electric Power Co. Inc.[a]	30,000	154,930

		2,124,522

SOUTH KOREA — 2.15%
Korea Electric Power Corp. SP ADR[a]	15,108	170,872

		170,872

SPAIN — 4.77%
Iberdrola SA	71,772	378,396

		378,396

UNITED KINGDOM — 4.75%
AMEC PLC	24,696	376,437

		376,437

UNITED STATES — 38.74%
Babcock & Wilcox Co. (The)	4,284	128,648

Security	Shares	Value

Dominion Resources Inc.	10,608	$602,747
Duke Energy Corp.	8,760	591,300
Entergy Corp.	4,776	332,792
Exelon Corp.	12,060	372,413
FirstEnergy Corp.	10,260	383,108
NextEra Energy Inc.	8,136	662,921

		3,073,929

TOTAL COMMON STOCKS
(Cost: $8,076,533)		7,835,520

PREFERRED STOCKS — 0.37%

BRAZIL — 0.37%
Centrais Eletricas Brasileiras SA Class B SP ADR	7,428	29,489

		29,489

TOTAL PREFERRED STOCKS
(Cost: $87,706)		29,489

SHORT-TERM INVESTMENTS — 2.33%

MONEY MARKET FUNDS — 2.33%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	184,755	184,755

		184,755

TOTAL SHORT-TERM INVESTMENTS
(Cost: $184,755)		184,755

TOTAL INVESTMENTS IN SECURITIES — 101.45%
(Cost: $8,348,994)		8,049,764
Other Assets, Less Liabilities — (1.45)%		(115,323)

NET ASSETS — 100.00%		$7,934,441

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

110

Schedule of Investments   (Unaudited)

iSHARES® GLOBAL TECH ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.80%

AUSTRALIA — 0.15%
Computershare Ltd.	82,446	$775,046

		775,046

BRAZIL — 0.26%
Cielo SA SP ADR	54,662	1,376,936

		1,376,936

CANADA — 0.13%
Research In Motion Ltd.[a,b]	66,591	699,396

		699,396

FINLAND — 0.42%
Nokia OYJ[a,b]	604,453	2,236,096

		2,236,096

FRANCE — 1.00%
Alcatel-Lucent[a,b]	371,611	677,703
Cap Gemini SA	24,915	1,209,607
Dassault Systemes SA	10,419	1,272,783
Gemalto NVa	12,986	1,174,162
STMicroelectronics NV	104,794	940,574

		5,274,829

GERMANY — 2.36%
Infineon Technologies AG	173,046	1,446,324
SAP AG	150,547	11,009,429

		12,455,753

JAPAN — 6.50%
Advantest Corp.	30,200	496,164
Canon Inc.	196,300	6,392,817
FUJIFILM Holdings Corp.	75,500	1,660,719
Fujitsu Ltd.	302,000	1,246,489
Hirose Electric Co. Ltd.	5,100	671,546
Hitachi Ltd.	755,000	4,841,546
Hoya Corp.	75,500	1,557,351
Keyence Corp.	6,760	2,153,863
Konica Minolta Holdings Inc.	75,500	569,281
Kyocera Corp.	30,200	3,070,620
Murata Manufacturing Co. Ltd.	32,300	2,454,976
NEC Corp.	398,000	869,442
Nintendo Co. Ltd.	18,200	2,143,655
NTT Data Corp.	151	535,078
Ricoh Co. Ltd.	151,000	1,793,728
Rohm Co. Ltd.	15,100	608,044
TDK Corp.	20,100	693,034
Tokyo Electron Ltd.	30,200	1,526,189
Yahoo! Japan Corp.	2,114	1,040,666

		34,325,208

Security	Shares	Value

NETHERLANDS — 1.08%
ASML Holding NV	72,178	$5,687,400

		5,687,400

SOUTH KOREA — 4.33%
Samsung Electronics Co. Ltd.[a]	19,479	22,889,381

		22,889,381

SPAIN — 0.41%
Amadeus IT Holding SA Class A	68,252	2,178,454

		2,178,454

SWEDEN — 1.26%
Hexagon AB Class B	41,525	1,103,117
Telefonaktiebolaget LM Ericsson Class B	491,354	5,529,093

		6,632,210

TAIWAN — 3.36%
Hon Hai Precision Industry Co. Ltd.	1,661,831	4,103,150
MediaTek Inc.	211,000	2,453,488
Taiwan Semiconductor Manufacturing Co. Ltd.	3,020,600	11,187,034

		17,743,672

UNITED KINGDOM — 0.69%
ARM Holdings PLC	221,366	2,669,180
Sage Group PLC (The)	188,615	973,218

		3,642,398

UNITED STATES — 77.85%
Accenture PLC Class A	105,096	7,562,708
Adobe Systems Inc.[b]	80,936	3,687,444
Advanced Micro Devices Inc.[a,b]	98,301	401,068
Akamai Technologies Inc.[b]	28,841	1,227,185
Altera Corp.	51,491	1,698,688
Amphenol Corp. Class A	25,821	2,012,489
Analog Devices Inc.	49,528	2,231,732
Apple Inc.	151,604	60,047,312
Applied Materials Inc.	193,280	2,881,805
Autodesk Inc.[b]	36,391	1,235,111
Automatic Data Processing Inc.	78,369	5,396,489
BMC Software Inc.[b]	21,442	967,892
Broadcom Corp. Class A	84,409	2,849,648
CA Inc.	53,605	1,534,711
Cisco Systems Inc.	862,965	20,978,679
Citrix Systems Inc.[a,b]	30,351	1,831,076
Cognizant Technology Solutions Corp. Class Ab	48,773	3,053,678
Computer Sciences Corp.	24,160	1,057,483
Corning Inc.	238,127	3,388,547
Dell Inc.	236,919	3,162,869
eBay Inc.[b]	188,599	9,754,340
Electronic Arts Inc.[b]	48,773	1,120,316
EMC Corp.	339,448	8,017,762
F5 Networks Inc.[b]	12,835	883,048
Fidelity National Information Services Inc.	47,263	2,024,747
First Solar Inc.[a,b]	10,872	486,305
Fiserv Inc.[b]	21,593	1,887,444

111

Schedule of Investments   (Unaudited) (Continued)

iSHARES® GLOBAL TECH ETF

June 30, 2013

Security	Shares	Value

FLIR Systems Inc.	22,952	$619,015
Google Inc. Class Ab	43,337	38,152,595
Harris Corp.	17,818	877,537
Hewlett-Packard Co.	311,513	7,725,522
Intel Corp.	802,112	19,427,153
International Business Machines Corp.	168,365	32,176,235
Intuit Inc.	45,149	2,755,443
Jabil Circuit Inc.	29,898	609,321
JDS Uniphase Corp.[a,b]	38,203	549,359
Juniper Networks Inc.[b]	81,993	1,583,285
KLA-Tencor Corp.	26,727	1,489,496
Lam Research Corp.[a,b]	26,274	1,164,989
Linear Technology Corp.	37,599	1,385,147
LSI Corp.[b]	87,278	623,165
MasterCard Inc. Class A	16,912	9,715,944
Microchip Technology Inc.	31,559	1,175,573
Micron Technology Inc.[a,b]	165,949	2,378,049
Microsoft Corp.	1,213,587	41,905,159
Molex Inc.	22,197	651,260
Motorola Solutions Inc.	43,941	2,536,714
NetApp Inc.[b]	58,135	2,196,340
NVIDIA Corp.	93,016	1,305,014
Oracle Corp.	593,581	18,234,808
Paychex Inc.	53,001	1,935,597
QUALCOMM Inc.	279,048	17,044,252
Red Hat Inc.[b]	30,804	1,473,047
SAIC Inc.	45,753	637,339
Salesforce.com Inc.[a,b]	87,580	3,343,804
SanDisk Corp.[b]	39,260	2,398,786
Seagate Technology PLC	51,642	2,315,111
Symantec Corp.	112,193	2,520,977
TE Connectivity Ltd.	67,195	3,060,060
Teradata Corp.[b]	26,576	1,334,912
Teradyne Inc.[a,b]	30,653	538,573
Texas Instruments Inc.	178,633	6,228,933
Total System Services Inc.	26,274	643,188
VeriSign Inc.[b]	24,311	1,085,729
Visa Inc. Class A	81,842	14,956,626
Western Digital Corp.	34,428	2,137,635
Western Union Co.	89,694	1,534,664
Xerox Corp.	198,565	1,800,985
Xilinx Inc.	42,582	1,686,673
Yahoo! Inc.[b]	153,567	3,856,067

		411,150,657

TOTAL COMMON STOCKS
(Cost: $491,199,315)		527,067,436

SHORT-TERM INVESTMENTS — 4.02%

MONEY MARKET FUNDS — 4.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	16,753,914	16,753,914
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	1,171,499	1,171,499

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	3,324,531	$3,324,531

		21,249,944

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,249,944)		21,249,944

TOTAL INVESTMENTS IN SECURITIES — 103.82%
(Cost: $512,449,259)		548,317,380
Other Assets, Less Liabilities — (3.82)%		(20,190,789)

NET ASSETS — 100.00%		$528,126,591

SP ADR — Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

112

Schedule of Investments   (Unaudited)

iSHARES® GLOBAL TELECOM ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 98.88%

AUSTRALIA — 4.63%
Telstra Corp. Ltd.	4,934,196	$21,543,788

		21,543,788

AUSTRIA — 0.12%
Telekom Austria AG	88,077	556,864

		556,864

BELGIUM — 0.27%
Belgacom SA	56,991	1,276,764

		1,276,764

CANADA — 5.56%
BCE Inc.	309,761	12,661,164
Rogers Communications Inc. Class B	144,754	5,653,220
TELUS Corp. NVS	260,777	7,588,847

		25,903,231

CHINA — 4.75%
China Mobile Ltd.	2,119,500	22,134,058

		22,134,058

FRANCE — 3.58%
France Telecom SA	764,119	7,218,864
Vivendi SA	499,260	9,442,408

		16,661,272

GERMANY — 2.92%
Deutsche Telekom AG Registered	1,165,568	13,581,022

		13,581,022

ITALY — 0.57%
Telecom Italia SpA	3,820,438	2,651,840

		2,651,840

JAPAN — 10.03%
Nippon Telegraph and Telephone Corp.	320,000	16,558,111
NTT DOCOMO Inc.	5,495	8,524,483
SoftBank Corp.	370,600	21,601,389

		46,683,983

MEXICO — 4.60%
America Movil SAB de CV Series L	19,750,680	21,424,867

		21,424,867

Security	Shares	Value

NETHERLANDS — 0.54%
Koninklijke KPN NV	1,217,692	$2,527,757

		2,527,757

NORWAY — 1.21%
Telenor ASA	286,368	5,646,647

		5,646,647

PORTUGAL — 0.25%
Portugal Telecom SGPS SA Registered	302,539	1,175,833

		1,175,833

SINGAPORE — 1.91%
Singapore Telecommunications Ltd.[a]	2,983,550	8,868,551

		8,868,551

SPAIN — 4.42%
Telefonica SAb	1,607,366	20,569,488

		20,569,488

SWEDEN — 1.93%
Millicom International Cellular SA SDR	25,748	1,842,944
Tele2 AB Class B	123,245	1,437,976
TeliaSonera AB	882,811	5,719,773

		9,000,693

SWITZERLAND — 0.84%
Swisscom AG Registered	8,949	3,911,966

		3,911,966

TAIWAN — 0.86%
Chunghwa Telecom Co. Ltd. SP ADR[a]	124,515	3,998,177

		3,998,177

UNITED KINGDOM — 15.22%
BT Group PLC	3,118,962	14,626,801
Cable & Wireless Communications PLC	993,496	617,049
Vodafone Group PLC	19,525,776	55,631,312

		70,875,162

UNITED STATES — 34.67%
AT&T Inc.	2,135,200	75,586,080
CenturyLink Inc.	241,623	8,541,373
Crown Castle International Corp.[a,b]	116,023	8,398,905
Frontier Communications Corp.[a]	391,558	1,585,810
Sprint Nextel Corp.[b]	1,193,828	8,380,673
Verizon Communications Inc.	1,135,110	57,141,437

113

Schedule of Investments   (Unaudited) (Continued)

iSHARES® GLOBAL TELECOM ETF

June 30, 2013

Security	Shares	Value

Windstream Corp.[a]	234,872	$1,810,863

		161,445,141

TOTAL COMMON STOCKS
(Cost: $482,063,651)		460,437,104

PREFERRED STOCKS — 0.13%

BRAZIL — 0.13%
Oi SA SP ADR[a]	324,362	583,851

		583,851

TOTAL PREFERRED STOCKS
(Cost: $1,593,243)		583,851

SHORT-TERM INVESTMENTS — 3.35%

MONEY MARKET FUNDS — 3.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	4,531,695	4,531,695
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	316,874	316,874
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	10,771,473	10,771,473

		15,620,042

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,620,042)		15,620,042

TOTAL INVESTMENTS IN SECURITIES — 102.36%
(Cost: $499,276,936)		476,640,997
Other Assets, Less Liabilities — (2.36)%		(10,973,924)

NET ASSETS — 100.00%		$465,667,073

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

114

Schedule of Investments   (Unaudited)

iSHARES® GLOBAL TIMBER & FORESTRY ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 96.44%

BRAZIL — 5.06%
Duratex SA	931,510	$5,405,925
Fibria Celulose SA SP ADR[a,b]	794,384	8,809,718

		14,215,643

CANADA — 10.11%
Canfor Corp.[a,b]	620,556	10,941,127
West Fraser Timber Co. Ltd.	231,652	17,457,068

		28,398,195

FINLAND — 8.07%
Stora Enso OYJ Class R	1,823,110	12,204,306
UPM-Kymmene OYJ	1,068,333	10,456,699

		22,661,005

HONG KONG — 1.41%
Nine Dragons Paper (Holdings) Ltd.[a]	6,103,000	3,965,669

		3,965,669

JAPAN — 9.42%
Nippon Paper Industries Co. Ltd.[a]	423,400	6,026,955
Oji Holdings Corp.	3,204,000	12,901,797
Sumitomo Forestry Co. Ltd.	621,000	7,539,397

		26,468,149

SINGAPORE — 7.77%
Golden Agri-Resources Ltd.	24,633,000	10,876,354
Wilmar International Ltd.	4,407,000	10,945,400

		21,821,754

SOUTH AFRICA — 1.47%
Sappi Ltd.[b]	1,682,364	4,135,071

		4,135,071

SWEDEN — 1.79%
Holmen AB Class B	187,547	5,015,554

		5,015,554

UNITED KINGDOM — 4.00%
Mondi PLC	905,491	11,234,073

		11,234,073

UNITED STATES — 47.34%
Deltic Timber Corp.	78,966	4,565,814
International Paper Co.	268,319	11,889,215
MeadWestvaco Corp.	330,061	11,258,381
Packaging Corp. of America	280,753	13,745,667
Plum Creek Timber Co. Inc.[a]	479,449	22,375,885

Security	Shares	Value

Potlatch Corp.	289,047	$11,689,061
Rayonier Inc.[a]	415,015	22,987,681
Sonoco Products Co.	353,466	12,219,319
Weyerhaeuser Co.	780,708	22,242,371

		132,973,394

TOTAL COMMON STOCKS
(Cost: $250,205,735)		270,888,507

PREFERRED STOCKS — 3.18%

BRAZIL — 3.18%
Klabin SA	1,780,200	8,945,121

		8,945,121

TOTAL PREFERRED STOCKS
(Cost: $12,656,632)		8,945,121

SHORT-TERM INVESTMENTS — 13.03%

MONEY MARKET FUNDS — 13.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	30,822,812	30,822,812
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	2,155,252	2,155,252
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	3,621,548	3,621,548

		36,599,612

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,599,612)		36,599,612

TOTAL INVESTMENTS IN SECURITIES — 112.65%
(Cost: $299,461,979)		316,433,240
Other Assets, Less Liabilities — (12.65)%		(35,540,640)

NET ASSETS — 100.00%		$280,892,600

SP ADR    —   Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

115

Schedule of Investments   (Unaudited)

iSHARES® GLOBAL UTILITIES ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 98.47%

AUSTRALIA — 1.27%
AGL Energy Ltd.	131,872	$1,747,867
APA Group	186,784	1,024,127

		2,771,994

BRAZIL — 0.22%
CPFL Energia SA SP ADR	26,416	483,149

		483,149

CANADA — 1.03%
Fortis Inc.	45,864	1,399,462
TransAlta Corp.	62,400	852,347

		2,251,809

CHILE — 1.21%
Empresa Nacional de Electricidad SA SP ADR	26,000	1,148,420
Enersis SA SP ADR	92,040	1,505,774

		2,654,194

FINLAND — 0.89%
Fortum OYJ	103,584	1,938,868

		1,938,868

FRANCE — 4.99%
Electricite de France SA	70,408	1,632,255
GDF Suez	366,912	7,175,416
Suez Environnement SA	69,056	890,802
Veolia Environnement[a]	105,144	1,194,644

		10,893,117

GERMANY — 5.26%
E.ON SE	475,592	7,795,475
RWE AG	116,272	3,705,857

		11,501,332

HONG KONG — 4.36%
CLP Holdings Ltd.	468,000	3,786,188
Hong Kong and China Gas Co. Ltd. (The)[a]	1,374,560	3,360,041
Power Assets Holdings Ltd.	275,000	2,371,928

		9,518,157

ITALY — 3.82%
Enel SpA	1,542,528	4,832,180
Snam SpA	481,936	2,192,554
Terna SpA	318,552	1,321,710

		8,346,444

Security	Shares	Value

JAPAN — 6.37%
Chubu Electric Power Co. Inc.	173,600	$2,457,156
Kansai Electric Power Co. Inc. (The)[b]	191,800	2,624,012
Kyushu Electric Power Co. Inc.[b]	114,400	1,722,881
Osaka Gas Co. Ltd.	471,000	1,986,702
Tokyo Electric Power Co. Inc.[b]	384,800	1,987,239
Tokyo Gas Co. Ltd.	570,000	3,144,511

		13,922,501

PORTUGAL — 0.86%
Energias de Portugal SA	582,816	1,874,993

		1,874,993

SPAIN — 4.77%
Acciona SAa	6,240	328,904
Enagas SA	46,696	1,152,347
Gas Natural SDG SA	83,304	1,677,298
Iberdrola SA	1,107,600	5,839,476
Red Electrica Corporacion SA	25,792	1,416,461

		10,414,486

UNITED KINGDOM — 11.79%
Centrica PLC	1,235,104	6,747,564
Drax Group PLC	95,680	845,312
National Grid PLC	864,760	9,784,400
Severn Trent PLC	56,680	1,430,484
SSE PLC	227,864	5,263,510
United Utilities Group PLC	162,240	1,683,115

		25,754,385

UNITED STATES — 51.63%
AES Corp. (The)	147,368	1,766,942
AGL Resources Inc.	28,184	1,207,966
Ameren Corp.	57,720	1,987,877
American Electric Power Co. Inc.	115,648	5,178,717
CenterPoint Energy Inc.	101,920	2,394,101
CMS Energy Corp.	63,232	1,718,013
Consolidated Edison Inc.	69,680	4,063,041
Dominion Resources Inc.	137,384	7,806,159
DTE Energy Co.	41,392	2,773,678
Duke Energy Corp.	167,752	11,323,260
Edison International	77,480	3,731,437
Entergy Corp.	42,432	2,956,662
Exelon Corp.	203,424	6,281,733
FirstEnergy Corp.	99,424	3,712,492
Integrys Energy Group Inc.	18,928	1,107,856
NextEra Energy Inc.	100,984	8,228,176
NiSource Inc.	74,256	2,126,692
Northeast Utilities	74,776	3,142,088
NRG Energy Inc.	76,752	2,049,278
ONEOK Inc.	48,984	2,023,529
Pepco Holdings Inc.	59,176	1,192,988
PG&E Corp.	105,144	4,808,235
Pinnacle West Capital Corp.	26,208	1,453,758
PPL Corp.	140,816	4,261,092
Public Service Enterprise Group Inc.	120,328	3,929,913
SCANA Corp.	33,280	1,634,048
Sempra Energy	53,664	4,387,569

116

Schedule of Investments   (Unaudited) (Continued)

iSHARES® GLOBAL UTILITIES ETF

June 30, 2013

Security	Shares	Value

Southern Co. (The)	206,856	$9,128,555
TECO Energy Inc.	48,672	836,672
Wisconsin Energy Corp.	54,392	2,229,528
Xcel Energy Inc.	118,248	3,351,148

		112,793,203

TOTAL COMMON STOCKS
(Cost: $266,159,815)		215,118,632

PREFERRED STOCKS — 0.66%

BRAZIL — 0.66%
Companhia Energetica de Minas Gerais SP ADR[a]	128,960	1,156,771
Companhia Paranaense de Energia Class B SP ADR	24,024	298,378

		1,455,149

TOTAL PREFERRED STOCKS
(Cost: $1,997,797)		1,455,149

SHORT-TERM INVESTMENTS — 3.18%

MONEY MARKET FUNDS — 3.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	1,203,561	1,203,561
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	84,158	84,158
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	5,653,097	5,653,097

		6,940,816

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,940,816)		6,940,816

TOTAL INVESTMENTS IN SECURITIES — 102.31%
(Cost: $275,098,428)		223,514,597
Other Assets, Less Liabilities — (2.31)%		(5,047,620)

NET ASSETS — 100.00%		$218,466,977

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

117

Consolidated Schedule of Investments   (Unaudited)

iSHARES® INDIA 50 ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.48%

AGRICULTURE — 9.45%
ITC Ltd.	7,375,158	$40,185,334

		40,185,334

AUTO MANUFACTURERS — 6.14%
Mahindra & Mahindra Ltd.	621,810	10,138,655
Maruti Suzuki (India) Ltd.	180,306	4,657,773
Tata Motors Ltd.	2,392,740	11,307,005

		26,103,433

BANKS — 21.30%
Axis Bank Ltd.	426,367	9,491,774
Bank of Baroda	249,220	2,403,757
HDFC Bank Ltd.	2,494,044	28,050,270
ICICI Bank Ltd.	1,566,054	28,169,372
IndusInd Bank Ltd.	563,483	4,424,848
Kotak Mahindra Bank Ltd.	526,554	6,388,263
Punjab National Bank Ltd.	200	2,187
State Bank of India	354,564	11,637,430

		90,567,901

BUILDING MATERIALS — 2.52%
ACC Ltd.	138,348	2,841,564
Ambuja Cements Ltd.	1,093,554	3,432,540
Grasim Industries Ltd.	200	9,273
Ultratech Cement Ltd.	139,977	4,413,705

		10,697,082

CHEMICALS — 1.14%
Asian Paints Ltd.	61,992	4,828,456

		4,828,456

COAL — 1.05%
Coal India Ltd.	875,070	4,447,565

		4,447,565

COMPUTERS — 10.51%
Infosys Ltd.	647,892	27,197,261
Tata Consultancy Services Ltd.	686,826	17,516,356

		44,713,617

DIVERSIFIED FINANCIAL SERVICES — 8.15%
Housing Development Finance Corp. Ltd.	2,095,254	30,940,877
Infrastructure Development Finance Co. Ltd.	1,723,680	3,710,715

		34,651,592

ELECTRIC — 3.52%
NTPC Ltd.	2,793,234	6,745,242
Power Grid Corp. of India Ltd.	2,003,778	3,746,512

Security	Shares	Value

Reliance Infrastructure Ltd.	196,560	$1,153,060
Tata Power Co. Ltd.	2,283,498	3,310,501

		14,955,315

ELECTRICAL COMPONENTS & EQUIPMENT — 0.76%
Bharat Heavy Electricals Ltd.	1,105,650	3,236,479

		3,236,479

ENGINEERING & CONSTRUCTION — 4.44%
Jaiprakash Associates Ltd.	1,654,829	1,490,048
Larsen & Toubro Ltd.	734,832	17,379,698

		18,869,746

GAS — 0.79%
GAIL (India) Ltd.	640,710	3,372,130

		3,372,130

HOUSEHOLD PRODUCTS & WARES — 3.21%
Hindustan Unilever Ltd.	1,387,260	13,636,642

		13,636,642

IRON & STEEL — 1.46%
Jindal Steel & Power Ltd.	536,004	1,957,987
Tata Steel Ltd.	928,746	4,271,038

		6,229,025

LEISURE TIME — 2.27%
Bajaj Auto Ltd.	183,708	5,937,508
Hero Motocorp Ltd.	132,300	3,696,132

		9,633,640

MINING — 1.48%
Hindalco Industries Ltd.	1,797,768	3,014,023
NMDC Ltd.	1,075,640	1,905,443
Sesa Goa Ltd.	577,206	1,384,654

		6,304,120

OIL & GAS — 12.07%
Bharat Petroleum Corp. Ltd.	356,076	2,194,987
Cairn (India) Ltd.	795,312	3,874,520
Oil & Natural Gas Corp. Ltd.	2,379,510	13,235,156
Reliance Industries Ltd.	2,211,300	32,043,465

		51,348,128

PHARMACEUTICALS — 5.89%
Cipla Ltd.	697,788	4,594,482
Dr. Reddy’s Laboratories Ltd.	173,880	6,481,267
Lupin Ltd.	320,166	4,202,994
Ranbaxy Laboratories Ltd.[a]	219,618	1,140,195
Sun Pharmaceuticals Industries Ltd.	508,410	8,639,404

		25,058,342

118

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

June 30, 2013

Security	Shares	Value

REAL ESTATE — 0.37%
DLF Ltd.	511,056	$1,556,069

		1,556,069
SOFTWARE — 1.10%
HCL Technologies Ltd.	360,234	4,696,007

		4,696,007
TELECOMMUNICATIONS — 1.86%
Bharti Airtel Ltd.	1,617,462	7,927,337

		7,927,337

TOTAL COMMON STOCKS
(Cost: $434,151,947)		423,017,960

SHORT-TERM INVESTMENTS — 0.51%

MONEY MARKET FUNDS — 0.51%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	2,186,168	2,186,168

		2,186,168

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,186,168)		2,186,168

TOTAL INVESTMENTS IN SECURITIES — 99.99%
(Cost: $436,338,115)		425,204,128
Other Assets, Less Liabilities — 0.01%		28,698

NET ASSETS — 100.00%		$425,232,826

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

119

Schedule of Investments   (Unaudited)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.00%

AUSTRALIA — 13.68%
Abacus Property Group	79,872	$165,962
ALE Property Group[a]	47,904	117,077
Aspen Group Ltd.	326,832	52,354
Astro Japan Property Trust	17,712	48,638
Australand Property Group	67,488	214,978
BGP Holdings PLC[b,c]	1,986,852	26
BWP Trust	118,176	243,388
CFS Retail Property Trust Group	658,368	1,205,275
Challenger Diversified Property Group	34,224	75,811
Charter Hall Group	63,888	226,317
Charter Hall Retail REIT	74,544	259,971
Commonwealth Property Office Fund	660,192	664,738
Cromwell Group	315,648	281,705
Dexus Property Group	1,357,440	1,329,510
Federation Centres	405,024	878,651
FKP Property Group	51,552	59,929
Goodman Group	423,888	1,893,469
GPT Group	456,336	1,603,996
Investa Office Fund	174,480	464,757
Lend Lease Group	146,400	1,118,961
Mirvac Group	1,025,280	1,506,277
Peet Ltd.[a,b]	60,528	62,053
Shopping Centres Australasia Property Group	148,507	216,138
Stockland Corp. Ltd.	636,048	2,026,079
Sunland Group Ltd.	40,608	52,596
Westfield Group	562,896	5,894,425
Westfield Retail Trust	852,336	2,418,576

		23,081,657

AUSTRIA — 1.12%
Atrium European Real Estate Ltd.	49,968	259,804
CA Immobilien Anlagen AG	20,976	241,519
conwert Immobilien Invest SE	18,576	183,413
IMMOEAST AG Escrow[b,c]	100,152	1
IMMOFINANZ AG	297,264	1,108,963
IMMOFINANZ AG Escrow[b,c]	112,716	2
S IMMO AG	15,744	96,778

		1,890,480

BELGIUM — 0.64%
Aedifica	2,640	163,001
Befimmo SCA	4,368	276,080
Cofinimmo SA	4,128	450,779
Warehouses De Pauw SCA	2,976	188,196

		1,078,056

CANADA — 4.66%
Allied Properties Real Estate Investment Trust	9,024	273,812
Artis Real Estate Investment Trust	15,792	226,188
Boardwalk Real Estate Investment Trust	7,248	400,480
Brookfield Office Properties Canada	4,560	112,773
Brookfield Office Properties Inc.	71,136	1,179,363
Calloway Real Estate Investment Trust	15,216	370,826

Security	Shares	Value

Canadian Apartment Properties Real Estate Investment Trust	14,160	$304,018
Canadian Real Estate Investment Trust	9,696	400,266
Chartwell Retirement Residences	24,480	227,640
Cominar Real Estate Investment Trust	17,280	341,358
Crombie Real Estate Investment Trust	7,488	97,242
Dream Unlimited Corp. Class Ab	11,088	119,819
Dundee International Real Estate Investment Trust	11,424	106,665
Dundee Real Estate Investment Trust	13,968	432,168
First Capital Realty Inc.	24,096	407,710
Granite Real Estate Investment Trust	6,672	229,199
H&R Real Estate Investment Trust	35,424	740,078
InnVest Real Estate Investment Trust	14,544	58,317
InterRent Real Estate Investment Trust	5,040	27,566
Killam Properties Inc.	14,784	149,949
Mainstreet Equity Corp.[b]	1,776	55,589
Melcor Developments Ltd.	4,128	73,564
Morguard Corp.	1,776	183,921
Morguard Real Estate Investment Trust	8,928	137,946
Northern Property Real Estate Investment Trust	4,992	129,704
NorthWest Healthcare Properties Real Estate Investment Trust	6,096	66,279
Retrocom Mid-Market Real Estate Investment Trust	4,224	20,781
RioCan Real Estate Investment Trust	41,280	988,810

		7,862,031

FINLAND — 0.38%
Citycon OYJ	65,520	203,547
Sponda OYJ	68,016	320,046
Technopolis OYJ	21,936	122,893

		646,486

FRANCE — 6.06%
Altarea	912	148,183
ANF Immobilier	2,352	64,355
Fonciere des Regions	10,320	773,209
Gecina SA	7,344	811,227
Icade	6,384	526,440
Klepierre	27,072	1,065,539
Mercialys	15,312	294,867
Societe de la Tour Eiffel	1,536	90,464
Societe Immobiliere de Location pour l’Industrie et le Commerce	2,448	252,430
Unibail-Rodamco SE	26,640	6,198,409

		10,225,123

GERMANY — 1.75%
Alstria Office REIT AG	17,712	193,416
Deutsche EuroShop AG	12,576	499,807
Deutsche Wohnen AG Bearer	44,928	761,823
DIC Asset AG	7,680	76,299
GAGFAH SAb	19,200	236,743
GSW Immobilien AG	13,392	517,440
Hamborner REIT AG	12,432	113,053
IVG Immobilien AGa,b	39,168	11,812
PATRIZIA Immobilien AGb	7,728	77,559
Prime Office REIT AG	14,400	66,823
TAG Immobilien AG	36,528	397,937

		2,952,712

HONG KONG — 17.09%
Champion REIT	816,000	374,527

120

Schedule of Investments   (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

June 30, 2013

Security	Shares	Value

Cheung Kong (Holdings) Ltd.	384,000	$5,208,223
Chinese Estates Holdings Ltd.[a]	120,000	215,050
CSI Properties Ltd.	1,148,000	48,102
Emperor International Holdings Ltd.	289,000	77,128
Fortune REIT[a]	336,000	307,134
Fragrance Group Ltd.[a]	336,000	62,256
Goldin Properties Holdings Ltd.[a,b]	384,000	205,457
Great Eagle Holdings Ltd.	96,000	366,977
Hang Lung Group Ltd.[a]	192,000	1,032,238
Hang Lung Properties Ltd.	528,000	1,841,382
Henderson Land Development Co. Ltd.	288,421	1,721,672
HKR International Ltd.	192,000	94,312
Hongkong Land Holdings Ltd.[a]	336,000	2,308,320
Hutchison Harbour Ring Ltd.	384,000	29,210
Hysan Development Co. Ltd.	192,000	832,969
K. Wah International Holdings Ltd.[a]	288,000	132,557
Kerry Properties Ltd.	216,000	846,584
Kowloon Development Co. Ltd.	96,000	125,007
Lai Sun Development Co. Ltd.[b]	2,928,000	76,632
Link REIT (The)	624,000	3,069,176
New World China Land Ltd.	769,999	296,827
Prosperity REIT[a]	336,000	106,999
Regal REIT	192,000	58,172
Sino Land Co. Ltd.[a]	768,000	1,081,251
Sinolink Worldwide Holdings Ltd.[b]	576,000	49,013
Soundwill Holdings Ltd.[a]	26,000	53,499
SRE Group Ltd.[b]	672,000	21,573
Sun Hung Kai Properties Ltd.	428,000	5,523,577
Sunlight REIT[a]	240,000	98,087
Swire Properties Ltd.	288,000	852,153
TAI Cheung Holdings Ltd.	96,000	76,490
Tian An China Investments Co. Ltd.	240,200	173,422
Wheelock and Co. Ltd.	240,000	1,203,659
Yuexiu Real Estate Investment Trust	480,000	261,773

		28,831,408
ISRAEL — 0.71%
Africa Israel Investments Ltd.[b]	24,192	53,038
Airport City Ltd.[b]	8,688	53,555
Alony Hetz Properties & Investments Ltd.	18,528	116,298
Amot Investments Ltd.	23,712	62,004
Azrieli Group Ltd.	9,696	287,656
Gazit Globe Ltd.	20,400	266,183
Jerusalem Oil Exploration Ltd.[b]	2,064	58,115
Melisron Ltd.	3,936	82,992
Nitsba Holdings (1995) Ltd.[b]	7,104	84,674
Norstar Holdings Inc.	3,792	98,739
REIT 1 Ltd.	19,248	42,045

		1,205,299
ITALY — 0.12%
Beni Stabili SpA	232,272	143,170
Immobiliare Grande Distribuzione SpA	44,208	44,678
Prelios SpA[b]	18,096	14,384

		202,232
JAPAN — 29.97%
Activia Properties Inc.	48	377,390
Advance Residence Investment Corp.	336	726,221
AEON Mall Co. Ltd.	28,800	712,353

Security	Shares	Value

Daibiru Corp.	14,400	$160,185
Daikyo Inc.	96,000	287,029
Daito Trust Construction Co. Ltd.	24,000	2,259,023
Daiwa House Industry Co. Ltd.	162,000	3,018,694
Daiwa House REIT Investment Corp.	48	344,531
Daiwa Office Investment Corp.	48	185,312
Daiwahouse Residential Investment Corp.	96	383,188
Frontier Real Estate Investment Corp.	71	650,425
Fukuoka REIT Corp.	48	379,806
Global One Real Estate Investment Corp. Ltd.	48	278,331
GLP J-Reit	480	468,717
Goldcrest Co. Ltd.	4,800	110,897
Heiwa Real Estate Co. Ltd.	9,600	159,847
Heiwa Real Estate REIT Inc.	144	100,605
Hulic Co. Ltd.	86,400	925,450
Ichigo Real Estate Investment Corp.[a]	192	122,736
Iida Home Max Co. Ltd.	4,800	81,277
Industrial & Infrastructure Fund Investment Corp.	48	466,301
Japan Excellent Inc.	50	281,371
Japan Hotel REIT Investment Corp.	576	217,446
Japan Logistics Fund Inc.	48	439,241
Japan Prime Realty Investment Corp.	240	733,276
Japan Real Estate Investment Corp.	158	1,760,769
Japan Rental Housing Investments Inc.	240	170,816
Japan Retail Fund Investment Corp.	576	1,201,462
Kenedix Realty Investment Corp.	96	381,739
Leopalace21 Corp.[b]	43,200	184,829
MID REIT Inc.	48	107,080
Mitsubishi Estate Co. Ltd.	384,000	10,209,332
Mitsui Fudosan Co. Ltd.	240,556	7,063,994
Mori Hills REIT Investment Corp.	48	298,143
MORI TRUST Sogo REIT Inc.	48	428,610
Nippon Accommodations Fund Inc.	48	313,606
Nippon Building Fund Inc.	192	2,218,916
Nippon Prologis REIT Inc.	96	834,026
Nomura Real Estate Holdings Inc.	33,600	742,119
Nomura Real Estate Office Fund Inc.	96	420,396
Nomura Real Estate Residential Fund Inc.	48	233,634
NTT Urban Development Corp.	288	353,132
ORIX JREIT Inc.	432	493,602
Premier Investment Corp.	48	184,104
Sekisui House SI Investment Corp.	48	227,835
Starts Proceed Investment Corp.	48	83,113
Sumitomo Realty & Development Co. Ltd.	130,000	5,175,920
Takara Leben Co. Ltd.	19,200	73,642
TOC Co. Ltd.	24,000	155,353
Tokyo Tatemono Co. Ltd.	113,000	939,629
Tokyo Theatres Co. Inc.a	48,000	72,965
Tokyu Land Corp.	113,000	1,035,184
TOKYU REIT Inc.	48	278,814
Top REIT Inc.	48	214,788
United Urban Investment Corp.	624	842,386

		50,569,590
NETHERLANDS — 1.27%
Corio NV	26,784	1,064,125
Eurocommercial Properties NV	9,936	364,212
Nieuwe Steen Investments NV	14,880	95,065
VastNed Retail NV	5,328	218,018
Wereldhave NV	6,096	395,362

		2,136,782

121

Schedule of Investments   (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

June 30, 2013

Security	Shares	Value

NEW ZEALAND — 0.57%
Argosy Property Ltd.	143,040	$108,260
DNZ Property Fund Ltd.	80,208	100,970
Goodman Property Trust	248,304	197,518
Kiwi Income Property Trust	287,472	236,445
Precinct Properties New Zealand Ltd.	241,584	192,173
Property for Industry Ltd.	48,336	51,889
Vital Healthcare Property Trust	69,024	73,564

		960,819
NORWAY — 0.11%
Norwegian Property ASA	145,009	182,863

		182,863
SINGAPORE — 9.07%
AIMS AMP Capital Industrial REIT	96,200	124,393
Ascendas Hospitality Trust[a]	144,000	94,804
Ascendas India Trust	192,000	108,239
Ascendas REIT	528,935	930,005
Ascott Residence Trust	192,800	196,099
Bukit Sembawang Estates Ltd.	48,000	238,429
Cache Logistics Trust	192,000	189,230
Cambridge Industrial Trust	336,440	192,320
CapitaCommercial Trust	576,000	665,332
CapitaLand Ltd.	720,000	1,748,482
CapitaMall Trust Management Ltd.	720,000	1,132,540
CapitaMalls Asia Ltd.[a]	384,000	552,551
CapitaRetail China Trust	96,000	106,726
CDL Hospitality Trusts	192,000	257,352
City Developments Ltd.	144,000	1,214,854
Far East Hospitality Trust[a]	192,000	146,085
First REIT	144,000	137,948
Frasers Centrepoint Trust	144,000	212,316
Frasers Commercial Trust	96,600	105,108
Global Logistic Properties Ltd.	720,000	1,561,145
GuocoLand Ltd.[a]	96,000	154,411
Ho Bee Investment Ltd.[a]	48,000	74,556
Keppel Land Ltd.	192,000	507,136
Keppel REIT Management Ltd.	192,100	196,144
Lippo Malls Indonesia Retail Trust	480,000	185,445
Mapletree Commercial Trust	336,000	313,932
Mapletree Greater China Commercial Trust[b]	432,000	321,880
Mapletree Industrial Trust	336,640	350,363
Mapletree Logistics Trust	432,040	374,709
Orchard Parade Holdings Ltd.	48,000	78,720
Parkway Life REIT	96,000	178,633
Perennial China Retail Trust[a]	192,000	82,504
Sabana Shari’ah Compliant Industrial REIT[a]	144,000	131,136
Starhill Global REIT	432,000	287,818
Suntec REIT	624,000	774,895
United Industrial Corp. Ltd.	98,000	233,352
UOL Group Ltd.	144,000	762,974
Wheelock Properties Ltd.[a]	96,000	139,273
Wing Tai Holdings Ltd.[a]	144,550	233,641

		15,295,480

Security	Shares	Value

SPAIN — 0.02%
Inmobiliaria Colonial SAa,b	21,552	$28,547

		28,547
SWEDEN — 1.58%
Atrium Ljungberg AB	8,640	108,809
Castellum AB	48,000	647,164
Fabege AB	39,456	385,531
Fastighets AB Balder Class Bb	18,048	129,689
Hufvudstaden AB Class A	32,400	384,991
Klovern AB	26,929	108,124
Kungsleden AB	38,640	224,417
Wallenstam AB Class B	30,192	392,975
Wihlborgs Fastigheter AB	19,296	284,460

		2,666,160
SWITZERLAND — 1.80%
Allreal Holding AG Registered	2,352	330,123
Intershop Holdings AG Bearer	384	129,874
Mobimo Holding AG Registered	1,728	351,024
PSP Swiss Property AG Registered	10,800	933,721
Swiss Prime Site AG Registered	16,704	1,226,119
Zug Estates Holding AG Bearer[b]	48	60,371

		3,031,232
UNITED KINGDOM — 8.40%
A&J Mucklow Group PLC	4,896	27,383
Big Yellow Group PLC	33,696	196,556
British Land Co. PLC	278,544	2,393,280
Capital & Counties Properties PLC	168,912	837,738
Capital Shopping Centres Group PLC	187,584	889,374
CLS Holdings PLC[b]	4,032	60,848
Derwent London PLC	24,240	845,591
Development Securities PLC	36,000	99,920
Grainger PLC	120,816	264,967
Great Portland Estates PLC	96,768	780,072
Hammerson PLC	199,776	1,476,521
Hansteen Holdings PLC	188,304	231,337
Helical Bar PLC	29,568	113,460
Land Securities Group PLC	217,680	2,918,573
LondonMetric Property PLC	177,312	278,880
Primary Health Properties PLC	22,080	109,843
Quintain Estates and Development PLC[b]	142,560	168,652
Raven Russia Ltd.	168,624	178,387
Safestore Holdings PLC	48,816	91,994
Schroder REIT Ltd.	107,040	68,998
SEGRO PLC	208,992	885,003
Shaftesbury PLC	71,568	645,856
St. Modwen Properties PLC	45,216	185,232
UNITE Group PLC	44,304	243,316
Workspace Group PLC	30,768	181,063

		14,172,844

TOTAL COMMON STOCKS
(Cost: $165,529,814)		167,019,801

122

Schedule of Investments   (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

June 30, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 0.42%

SWITZERLAND — 0.15%
Solvalor 61 Fund	1,104	$257,870

		257,870
UNITED KINGDOM — 0.27%
F&C Commercial Property Trust Ltd.	144,672	246,852
Picton Property Income Ltd.	103,968	72,537
UK Commercial Property Trust Ltd.	114,336	132,228

		451,617

TOTAL INVESTMENT COMPANIES
(Cost: $739,426)		709,487

WARRANTS — 0.00%

ISRAEL — 0.00%
Africa Israel Investments Ltd. (Expires 10/31/13)[b]	4,029	376

		376

TOTAL WARRANTS
(Cost: $0)		376

SHORT-TERM INVESTMENTS — 4.66%

MONEY MARKET FUNDS — 4.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	5,059,854	5,059,854
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,e,f]	353,805	353,805
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	2,446,879	2,446,879

		7,860,538

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,860,538)		7,860,538

TOTAL INVESTMENTS IN SECURITIES — 104.08%
(Cost: $174,129,778)		175,590,202
Other Assets, Less Liabilities — (4.08)%		(6,888,555)

NET ASSETS — 100.00%		$168,701,647

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.

[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

123

Schedule of Investments   (Unaudited)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

June 30, 2013

Security	Shares	Value

PREFERRED STOCKS — 99.09%

CANADA — 67.65%
Algonquin Power & Utilities Corp., 4.50%[a]	39,107	$923,043
Bank of Montreal Series 23, 5.40%[a]	123,093	3,051,218
Bank of Nova Scotia, 3.35%[a]	106,138	2,526,305
Bank of Nova Scotia, 5.00%[a]	107,579	2,547,347
Bank of Nova Scotia Series 30, 3.85%[a]	81,352	1,876,968
Bank of Nova Scotia Series 32, 3.70%[a]	125,514	2,879,225
BCE Inc. Series AK, 4.15%[a]	165,985	3,818,623
Brookfield Asset Management Inc., 4.85%	61,625	1,269,944
Brookfield Asset Management Inc. Series 32, 4.50%[a]	92,240	2,221,734
Brookfield Asset Management Inc. Series 34, 4.20%[a]	77,162	1,808,822
Brookfield Office Properties Inc. Series T, 4.60%[a]	75,624	1,810,044
Canadian Utilities Ltd. Series AA, 4.90%	46,310	1,061,888
Capital Power Corp., 4.60%[a]	46,310	1,016,234
Emera Inc. Series C, 4.10%[a]	77,035	1,858,421
Enbridge Inc., 4.00%[a]	72,781	1,730,959
Enbridge Inc. Series F, 4.00%[a]	80,930	1,921,699
Enbridge Inc. Series H, 4.00%[a]	56,884	1,324,840
Enbridge Inc. Series N, 4.00%[a]	71,575	1,719,238
Enbridge Inc. Series P, 4.00%[a]	64,888	1,537,088
Enbridge Inc. Series R, 4.00%[a]	64,888	1,542,624
Fairfax Financial Holdings Ltd. Series K, 5.00%[a]	72,952	1,735,718
Industrial Alliance Insurance & Financial Services Inc. Series G, 4.30%[a]	77,035	1,900,043
Manulife Financial Corp., 4.00%[a]	61,625	1,480,823
Manulife Financial Corp. Series 1-7, 4.60%[a]	75,399	1,846,112
Manulife Financial Corp. Series 4, 6.60%[a]	138,539	3,401,261
Manulife Financial Corp. Series 9, 4.40%[a]	76,806	1,869,641
National Bank of Canada, 3.80%[a]	61,644	1,490,044
Power Financial Corp. Series R, 5.50%	77,035	1,823,370
Power Financial Corp. Series S, 4.80%	92,434	2,085,340
Sun Life Financial Inc. Series 4, 4.45%	92,153	1,947,971
Toronto-Dominion Bank (The) Series AG, 6.25%[a]	115,365	2,844,347
Toronto-Dominion Bank (The) Series AK, 6.25%[a]	107,606	2,690,787
Toronto-Dominion Bank (The) Series S, 5.00%[a]	77,162	1,839,541
Valener Inc. Series A, 4.35%[a]	30,880	746,131

		66,147,393

SINGAPORE — 6.30%
City Developments Ltd., 0.00%[a,b]	2,546,160	2,308,668
Frasers Commercial Trust Series A, 5.50%	1,720,700	1,424,533
Oversea Chinese Banking, 4.20%[b]	3,063,372	2,427,414

		6,160,615

SWEDEN — 1.70%
Sagax AB, 0.00%	382,694	1,655,641

		1,655,641

UNITED KINGDOM — 23.44%
Aviva PLC, 8.38%[b]	770,240	1,282,125
Aviva PLC, 8.75%	766,767	1,311,233
Balfour Beatty PLC, 9.68%	864,086	1,521,887
Co-operative Bank PLC, 9.25%	864	609
Ecclesiastical Insurance Group PLC, 8.63%	819,920	1,377,257
General Accident PLC, 7.88%	847,266	1,358,939

Security	Shares	Value

General Accident PLC, 8.88%	1,074,979	$1,879,060
Lloyds Banking Group PLC, 9.25%	2,272,762	4,024,488
National Westminster Bank PLC Series A, 9.00%	1,078,330	1,839,942
Raven Russia Ltd., 12.00%	1,107,525	2,410,490
RSA Insurance Group PLC, 7.38%	959,371	1,502,368
Santander UK PLC, 10.38%	1,045,177	1,791,299
Standard Chartered PLC, 7.38%	735,909	1,208,236
Standard Chartered PLC, 8.25%	764,468	1,414,552

		22,922,485

TOTAL PREFERRED STOCKS
(Cost: $103,799,534)		96,886,134

SHORT-TERM INVESTMENTS — 0.22%

MONEY MARKET FUNDS — 0.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	147,071	147,071
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	10,284	10,284
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	59,241	59,241

		216,596

TOTAL SHORT-TERM INVESTMENTS
(Cost: $216,596)		216,596

TOTAL INVESTMENTS IN SECURITIES — 99.31%
(Cost: $104,016,130)		97,102,730
Other Assets, Less Liabilities — 0.69%		675,963

NET ASSETS — 100.00%		$97,778,693

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

124

Schedule of Investments   (Unaudited)

iSHARES® JAPAN LARGE-CAP ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.60%

ADVERTISING — 0.34%
Dentsu Inc.	8,400	$290,049

		290,049

AGRICULTURE — 1.83%
Japan Tobacco Inc.	45,000	1,587,809

		1,587,809

AIRLINES — 0.33%
ANA Holdings Inc.[a]	138,000	286,183

		286,183

AUTO MANUFACTURERS — 13.00%
Honda Motor Co. Ltd.	70,200	2,604,188
Isuzu Motors Ltd.	48,000	328,102
Nissan Motor Co. Ltd.	100,200	1,013,751
Suzuki Motor Corp.	17,400	400,602
Toyota Motor Corp.	114,600	6,910,495

		11,257,138

AUTO PARTS & EQUIPMENT — 3.57%
Aisin Seiki Co. Ltd.	7,800	297,992
Bridgestone Corp.	26,400	898,294
Denso Corp.	21,000	986,208
NGK Insulators Ltd.	12,000	148,588
NOK Corp.	4,800	76,203
Sumitomo Electric Industries Ltd.	30,600	365,345
Toyota Industries Corp.	7,800	318,800

		3,091,430

BANKS — 10.06%
Mitsubishi UFJ Financial Group Inc.	548,400	3,378,676
Mizuho Financial Group Inc.	937,200	1,943,557
Shinsei Bank Ltd.	84,000	190,265
Sumitomo Mitsui Financial Group Inc.	54,600	2,500,931
Sumitomo Mitsui Trust Holdings Inc.	150,040	699,336

		8,712,765

BEVERAGES — 1.18%
Asahi Group Holdings Ltd.	18,600	460,811
Kirin Holdings Co. Ltd.	36,000	563,185

		1,023,996

BUILDING MATERIALS — 1.35%
Asahi Glass Co. Ltd.	48,000	312,156
Daikin Industries Ltd.	11,400	460,200
LIXIL Group Corp.	11,400	277,383
TOTO Ltd.	12,000	121,890

		1,171,629

Security	Shares	Value

CHEMICALS — 3.16%
Asahi Kasei Corp.	54,000	$356,611
JSR Corp.	7,800	157,515
Kuraray Co. Ltd.	13,800	193,382
Mitsubishi Chemical Holdings Corp.	57,000	267,398
Mitsui Chemicals Inc.	42,000	94,710
Nitto Denko Corp.	6,600	423,899
Shin-Etsu Chemical Co. Ltd.	15,600	1,033,352
Sumitomo Chemical Co. Ltd.	66,000	207,299

		2,734,166

COMMERCIAL SERVICES — 0.97%
Dai Nippon Printing Co. Ltd.	24,000	219,137
Secom Co. Ltd.	8,400	456,637
Toppan Printing Co. Ltd.	24,000	166,467

		842,241

COMPUTERS — 0.76%
Fujitsu Ltd.	78,000	321,941
NTT Data Corp.	48	170,091
TDK Corp.	4,800	165,501

		657,533

COSMETICS & PERSONAL CARE — 1.42%
Kao Corp.	20,400	693,109
Shiseido Co. Ltd.	15,600	231,955
Unicharm Corp.	5,400	304,968

		1,230,032

DISTRIBUTION & WHOLESALE — 4.32%
ITOCHU Corp.	61,800	712,347
Marubeni Corp.	66,000	440,509
Mitsubishi Corp.	64,200	1,098,060
Mitsui & Co. Ltd.	70,800	888,074
Sumitomo Corp.	48,600	605,207

		3,744,197

DIVERSIFIED FINANCIAL SERVICES — 2.85%
Credit Saison Co. Ltd.	6,600	165,374
Daiwa Securities Group Inc.	66,000	553,461
Nomura Holdings Inc.	148,200	1,090,594
ORIX Corp.	48,000	654,754

		2,464,183

ELECTRIC — 1.64%
Chubu Electric Power Co. Inc.	27,600	390,654
Kansai Electric Power Co. Inc. (The)[b]	31,200	426,846
Kyushu Electric Power Co. Inc.[b]	18,600	280,119
Tokyo Electric Power Co. Inc.[b]	62,400	322,255

		1,419,874

ELECTRICAL COMPONENTS & EQUIPMENT — 2.67%
Hitachi Ltd.	186,000	1,192,752
Mitsubishi Electric Corp.	84,000	785,584
Nidec Corp.	4,800	334,384

		2,312,720

125

Schedule of Investments   (Unaudited) (Continued)

iSHARES® JAPAN LARGE-CAP ETF

June 30, 2013

Security	Shares	Value

ELECTRONICS — 4.12%
Advantest Corp.	6,600	$108,433
Hirose Electric Co. Ltd.	1,200	158,011
Hoya Corp.	16,800	346,536
Keyence Corp.	1,836	584,984
Kyocera Corp.	7,200	732,068
Murata Manufacturing Co. Ltd.	8,400	638,446
NEC Corp.	102,000	222,822
Toshiba Corp.	162,000	777,913

		3,569,213

ENGINEERING & CONSTRUCTION — 1.07%
JGC Corp.	10,000	359,390
Kajima Corp.	42,000	139,105
Obayashi Corp.	30,000	155,534
Shimizu Corp.	30,000	120,501
Taisei Corp.	42,000	151,790

		926,320

ENTERTAINMENT — 0.43%
Oriental Land Co. Ltd.	2,400	370,625

		370,625

FOOD — 2.26%
Ajinomoto Co. Inc.	24,000	351,779
Nippon Meat Packers Inc.	8,000	122,172
Nissin Foods Holdings Co. Ltd.	3,600	145,508
Seven & I Holdings Co. Ltd.	31,200	1,138,572
Yakult Honsha Co. Ltd.	4,800	198,601

		1,956,632

FOREST PRODUCTS & PAPER — 0.17%
Oji Holdings Corp.	36,000	144,964

		144,964

GAS — 0.99%
Osaka Gas Co. Ltd.	78,000	329,008
Tokyo Gas Co. Ltd.	96,000	529,602

		858,610

HAND & MACHINE TOOLS — 0.60%
SMC Corp.	2,600	521,387

		521,387

HEALTH CARE — PRODUCTS — 0.41%
Terumo Corp.	7,200	357,699

		357,699

HOME BUILDERS — 0.92%
Daiwa House Industry Co. Ltd.	24,000	447,214
Sekisui House Ltd.	24,000	346,464

		793,678

Security	Shares	Value

HOME FURNISHINGS — 1.96%
Panasonic Corp.[b]	88,800	$712,474
Sharp Corp.[b]	42,000	169,125
Sony Corp.	39,000	815,845

		1,697,444

INSURANCE — 2.72%
Dai-ichi Life Insurance Co. Ltd. (The)	390	562,219
MS&AD Insurance Group Holdings Inc.	20,400	517,932
NKSJ Holdings Inc.	16,200	385,695
Tokio Marine Holdings Inc.	28,200	892,827

		2,358,673

INTERNET — 0.29%
Yahoo! Japan Corp.	516	254,013

		254,013

IRON & STEEL — 1.85%
JFE Holdings Inc.	21,025	460,778
Kobe Steel Ltd.[b]	120,000	148,588
Nippon Steel & Sumitomo Metal Corp.	366,045	987,568

		1,596,934

LEISURE TIME — 0.21%
Sega Sammy Holdings Inc.	7,200	179,973

		179,973

MACHINERY — 4.15%
FANUC Corp.	7,800	1,129,149
Kawasaki Heavy Industries Ltd.	66,000	202,648
Komatsu Ltd.	37,800	872,556
Kubota Corp.	45,000	655,962
Mitsubishi Heavy Industries Ltd.	132,000	732,189

		3,592,504

MANUFACTURING — 1.06%
FUJIFILM Holdings Corp.	18,600	409,131
Konica Minolta Holdings Inc.	21,000	158,343
Nikon Corp.	15,000	349,423

		916,897

METAL FABRICATE & HARDWARE — 0.20%
NSK Ltd.	18,000	171,963

		171,963

MINING — 0.50%
Mitsubishi Materials Corp.	48,000	168,641
Sumitomo Metal Mining Co. Ltd.	24,000	267,217

		435,858

126

Schedule of Investments   (Unaudited) (Continued)

iSHARES® JAPAN LARGE-CAP ETF

June 30, 2013

Security	Shares	Value

OFFICE & BUSINESS EQUIPMENT — 2.15%
Canon Inc.	46,250	$1,506,204
Ricoh Co. Ltd.	30,000	356,370

		1,862,574
OIL & GAS — 1.16%
INPEX Corp.	102	425,107
JX Holdings Inc.	96,040	465,045
TonenGeneral Sekiyu K.K.	12,000	116,092

		1,006,244
PACKAGING & CONTAINERS — 0.12%
Toyo Seikan Kaisha Ltd.	6,600	101,457

		101,457
PHARMACEUTICALS — 5.36%
Astellas Pharma Inc.	18,028	978,214
Chugai Pharmaceutical Co. Ltd.	7,800	161,442
Daiichi Sankyo Co. Ltd.	26,403	440,161
Eisai Co. Ltd.	10,200	415,352
Ono Pharmaceutical Co. Ltd.	4,200	284,552
Otsuka Holdings Co. Ltd.	20,400	672,573
Shionogi & Co. Ltd.	12,000	250,063
Taisho Pharmaceutical Holdings Co. Ltd.	2,400	170,091
Takeda Pharmaceutical Co. Ltd.	28,200	1,271,817

		4,644,265
REAL ESTATE — 3.71%
Mitsubishi Estate Co. Ltd.	54,000	1,435,687
Mitsui Fudosan Co. Ltd.	36,000	1,057,150
Sumitomo Realty & Development Co. Ltd.	18,000	716,666

		3,209,503
RETAIL — 2.04%
AEON Co. Ltd.	28,200	369,622
Fast Retailing Co. Ltd.	2,400	808,174
Lawson Inc.	2,400	182,896
Marui Group Co. Ltd.	10,800	107,527
Nitori Holdings Co. Ltd.	1,800	144,964
Yamada Denki Co. Ltd.	3,780	153,164

		1,766,347
SEMICONDUCTORS — 0.59%
Rohm Co. Ltd.	3,600	144,964
Tokyo Electron Ltd.	7,200	363,860

		508,824
TELECOMMUNICATIONS — 5.22%
Nippon Telegraph and Telephone Corp.	30,600	1,583,369
NTT DOCOMO Inc.	540	837,711
SoftBank Corp.	36,000	2,098,354

		4,519,434

Security	Shares	Value

TEXTILES — 0.58%
Teijin Ltd.	36,000	$79,005
Toray Industries Inc.	66,000	426,557

		505,562
TOYS, GAMES & HOBBIES — 0.57%
Nintendo Co. Ltd.	4,200	494,690

		494,690
TRANSPORTATION — 4.74%
Central Japan Railway Co.	7,200	879,207
East Japan Railway Co.	15,600	1,210,812
Kintetsu Corp.[a]	66,000	289,686
Mitsui O.S.K. Lines Ltd.[b]	48,000	187,004
Nippon Express Co. Ltd.	36,000	170,695
Nippon Yusen K.K.	66,000	174,742
Odakyu Electric Railway Co. Ltd.	24,000	233,875
Tokyu Corp.	42,000	274,405
West Japan Railway Co.	7,800	330,578
Yamato Holdings Co. Ltd.	16,800	353,640

		4,104,644

TOTAL COMMON STOCKS
(Cost: $105,173,182)		86,252,876

SHORT-TERM INVESTMENTS — 0.87%

MONEY MARKET FUNDS — 0.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	286,297	286,297
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	20,019	20,019
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	445,072	445,072

		751,388

TOTAL SHORT-TERM INVESTMENTS
(Cost: $751,388)		751,388

TOTAL INVESTMENTS IN SECURITIES — 100.47% (Cost: $105,924,570)		87,004,264
Other Assets, Less Liabilities — (0.47)%		(403,165)

NET ASSETS — 100.00%		$86,601,099

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

127

Schedule of Investments   (Unaudited)

iSHARES® LATIN AMERICA 40 ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 60.60%

BRAZIL — 14.14%
Banco do Brasil SA	2,793,800	$27,987,956
BM&F Bovespa SA	4,801,700	26,866,305
BRF - Brasil Foods SA SP ADR[a]	1,721,420	37,372,028
CCR SA	2,330,200	18,670,714
Cielo SA	866,220	21,958,905
Companhia Siderurgica Nacional SA SP ADR[a]	1,954,928	5,415,151
CPFL Energia SA SP ADR	285,968	5,230,355
Embraer SA SP ADR	400,770	14,784,405
Itausa - Investimentos Itau SAb	210,666	801,066

		159,086,885

CHILE — 12.01%
Banco de Chile	7,811,107	1,131,962
Banco de Chile SP ADR[a]	48,800	4,249,504
Banco Santander (Chile) SA SP ADR[a]	400,892	9,801,809
Cencosud SA	2,783,430	13,914,812
Empresa Nacional de Electricidad SA SP ADR	282,186	12,464,156
Empresas CMPC SA	3,346,948	10,322,422
Empresas Copec SA	1,316,868	17,280,175
Enersis SA SP ADR	998,082	16,328,622
LATAM Airlines Group SA SP ADR[a]	798,490	13,486,496
S.A.C.I. Falabella SA	2,390,346	26,805,022
Sociedad Quimica y Minera de Chile SA Series B SP ADR[a]	232,288	9,384,435

		135,169,415

COLOMBIA — 3.49%
Bancolombia SA SP ADR	220,576	12,462,544
Ecopetrol SA SP ADR[a]	636,230	26,759,834

		39,222,378

MEXICO — 27.18%
Alfa SAB de CV Series A	7,295,600	17,497,096
America Movil SAB de CV Series L	128,563,600	139,461,430
Cemex SAB de CV CPO[b]	29,109,253	30,749,880
Fomento Economico Mexicano SAB de CV BD Units	4,855,600	50,066,263
Grupo Elektra SAB de CVa	93,940	3,093,507
Grupo Televisa SAB de CV CPO	5,172,800	25,713,393
Wal-Mart de Mexico SAB de CV Series Va	14,042,200	39,326,375

		305,907,944

PERU — 3.78%
Compania de Minas Buenaventura SA SP ADR	475,922	7,024,609
Credicorp Ltd.	169,214	21,652,623
Southern Copper Corp.	501,542	13,852,590

		42,529,822

TOTAL COMMON STOCKS
(Cost: $771,810,877)		681,916,444

Security	Shares	Value

PREFERRED STOCKS — 38.51%

BRAZIL — 38.51%
Banco Bradesco SA SP ADR[a]	5,425,706	$70,588,435
Companhia de Bebidas das Americas SP ADR	1,948,950	72,793,282
Companhia Energetica de Minas Gerais SP ADR[a]	1,397,998	12,540,042
Companhia Paranaense de Energia Class B SP ADR	259,616	3,224,431
Gerdau SA SP ADR[a]	2,305,434	13,164,028
Itau Unibanco Holding SA SP ADR	6,473,198	83,633,718
Itausa - Investimentos Itau SA	7,173,630	26,920,800
Oi SA SP ADR[a]	2,164,768	3,896,582
Petroleo Brasileiro SA SP ADR	5,490,488	80,490,554
Vale SA Class A SP ADR	5,438,272	66,129,388

		433,381,260

TOTAL PREFERRED STOCKS
(Cost: $714,612,983)		433,381,260

SHORT-TERM INVESTMENTS — 9.05%

MONEY MARKET FUNDS — 9.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	77,492,415	77,492,415
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	5,418,574	5,418,574
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	18,952,073	18,952,073

		101,863,062

TOTAL SHORT-TERM INVESTMENTS
(Cost: $101,863,062)		101,863,062

TOTAL INVESTMENTS IN SECURITIES — 108.16%
(Cost: $1,588,286,922)		1,217,160,766
Other Assets, Less Liabilities — (8.16)%		(91,867,340)

NET ASSETS — 100.00%		$1,125,293,426

CPO  —  Certificates of Participation (Ordinary)

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

128

Schedule of Investments   (Unaudited)

iSHARES® MICRO-CAP ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.62%

ADVERTISING — 0.32%
Marchex Inc. Class B	58,633	$352,971
Marin Software Inc.[a]	20,875	213,760
MDC Partners Inc.	57,963	1,045,653
Valuevision Media Inc. Class Aa,b	93,076	475,618

		2,088,002
AEROSPACE & DEFENSE — 0.72%
AeroVironment Inc.[a]	42,129	850,163
API Technologies Corp.[a]	81,589	228,449
Astronics Corp.[a,b]	28,908	1,181,470
Breeze-Eastern Corp.[a,b]	12,612	110,986
CPI Aerostructures Inc.[a,b]	19,884	215,742
Ducommun Inc.[a]	24,401	518,765
Erickson Air-Crane Inc.[a,b]	9,505	178,789
Innovative Solutions and Support Inc.	31,428	201,139
Kratos Defense & Security Solutions Inc.[a,b]	102,020	661,090
LMI Aerospace Inc.[a]	23,880	447,511
SIFCO Industries Inc.	7,130	115,363

		4,709,467
AGRICULTURE — 0.36%
Alico Inc.	7,533	302,149
Alliance One International Inc.[a]	207,968	790,278
Cadiz Inc.[a,b]	38,461	176,921
Griffin Land & Nurseries Inc.	2,828	80,655
Limoneira Co.	25,708	532,927
MGP Ingredients Inc.	26,137	155,776
S&W Seed Co.[a,b]	32,488	272,249

		2,310,955
AIRLINES — 0.31%
Hawaiian Holdings Inc.[a,b]	118,768	725,672
Republic Airways Holdings Inc.[a]	113,208	1,282,647

		2,008,319
APPAREL — 0.70%
American Apparel Inc.[a]	131,832	253,117
Cherokee Inc.	26,064	333,098
Delta Apparel Inc.[a,b]	17,544	247,370
Joe’s Jeans Inc.[a,b]	127,486	209,077
Maidenform Brands Inc.[a]	52,966	917,901
Mossimo Inc. Escrow[a,b,c]	21,276	—
Perry Ellis International Inc.	27,688	562,343
R.G. Barry Corp.	26,854	436,109
Rocky Brands Inc.	22,804	344,797
Tandy Leather Factory Inc.[a]	20,099	156,370
Unifi Inc.[a]	34,900	721,383
Weyco Group Inc.	15,878	400,126

		4,581,691

Security	Shares	Value

AUTO MANUFACTURERS — 0.25%
Wabash National Corp.[a,b]	158,045	$1,608,898

		1,608,898
AUTO PARTS & EQUIPMENT — 1.27%
Accuride Corp.[a,b]	93,185	471,516
Commercial Vehicle Group Inc.[a,b]	56,461	421,199
Douglas Dynamics Inc.	50,932	661,097
Fuel Systems Solutions Inc.[a]	32,318	578,169
Gentherm Inc.[a]	77,278	1,435,052
Miller Industries Inc.	27,815	427,795
Modine Manufacturing Co.[a]	108,697	1,182,623
Motorcar Parts of America Inc.[a,b]	40,281	369,377
Remy International Inc.	31,866	591,752
Spartan Motors Inc.	77,027	471,405
Strattec Security Corp.	7,584	283,338
Superior Industries International Inc.	53,351	918,171
Supreme Industries Inc. Class Aa	31,658	158,290
Tower International Inc.[a]	13,626	269,659

		8,239,443
BANKS — 12.40%
1st United Bancorp Inc.	83,476	560,959
Access National Corp.	25,352	329,069
American National Bankshares Inc.	21,922	509,467
American River Bankshares[a]	21,160	173,935
Ameris Bancorp[a]	58,276	981,951
AmeriServ Financial Inc.	45,093	123,555
Ames National Corp.	20,654	470,085
Arrow Financial Corp.	28,325	701,044
ASB Bancorp Inc.[a]	10,821	177,032
Bancorp Inc. (The)[a]	79,056	1,185,049
Bank of Commerce Holdings	43,730	220,399
Bank of Kentucky Financial Corp.	16,105	458,026
Bank of Marin Bancorp	12,655	506,200
Banner Corp.	45,425	1,534,911
Bar Harbor Bankshares	8,935	326,574
BCB Bancorp Inc.	24,917	265,366
Berkshire Bancorp Inc.[b]	15,794	125,562
BNC Bancorp	49,702	567,597
Bridge Bancorp Inc.	23,921	538,223
Bridge Capital Holdings[a]	23,285	369,300
Bryn Mawr Bank Corp.	34,796	832,668
C&F Financial Corp.	5,225	291,189
Camden National Corp.	21,080	747,708
Capital City Bank Group Inc.[a]	31,732	365,870
Cardinal Financial Corp.	72,374	1,059,555
Carolina Bank Holdings Inc.[a]	5,235	64,076
Cascade Bancorp[a]	12,810	79,550
Cass Information Systems Inc.	23,875	1,100,637
Center Bancorp Inc.	30,339	385,002
CenterState Banks Inc.	78,670	682,856
Century Bancorp Inc. Class A	7,681	268,835
Chemung Financial Corp.	8,912	298,463
Citizens & Northern Corp.	32,053	619,264
Citizens Holding Co.	2,603	51,305
CNB Financial Corp.	31,431	532,441
CoBiz Financial Inc.	91,142	756,479
Community Trust Bancorp Inc.	34,616	1,233,022
CommunityOne Bancorp.[a]	22,304	180,885

129

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2013

Security	Shares	Value

ConnectOne Bancorp Inc.[a]	8,079	$248,348
Crescent Financial Bancshares Inc.[a]	17,332	75,914
CU Bancorp[a]	29,080	459,464
Customers Bancorp Inc.[a]	45,425	738,156
Eagle Bancorp Inc.[a]	52,839	1,182,537
Enterprise Bancorp Inc.	17,450	322,651
Enterprise Financial Services Corp.	48,518	774,347
Farmers Capital Bank Corp.[a]	21,501	466,357
Farmers National Banc Corp.	60,394	379,274
Fidelity Southern Corp.[a]	30,385	375,862
Financial Institutions Inc.	35,060	645,455
First Bancorp (North Carolina)	46,876	660,952
First Bancorp Inc. (Maine)	26,374	461,018
First Busey Corp.	180,636	812,862
First Business Financial Services Inc.	9,848	295,145
First Community Bancshares Inc.	48,812	765,372
First Connecticut Bancorp Inc.	45,728	636,534
First Financial Corp.	30,274	938,191
First Internet Bancorp	5,734	120,414
First M&F Corp.	23,857	377,179
First Merchants Corp.	69,443	1,190,947
First NBC Bank Holding Co.[a]	12,066	294,410
First of Long Island Corp. (The)	21,682	719,626
First Security Group Inc[a]	141,993	308,125
First South Bancorp Inc.[a,b]	30,040	190,754
First United Corp.[a]	14,606	108,961
Firstbank Corp.	11,769	157,822
Franklin Financial Corp.	35,097	632,097
German American Bancorp Inc.	33,682	758,519
Great Southern Bancorp Inc.	26,508	714,656
Guaranty Bancorp	40,869	463,863
Hampton Roads Bankshares Inc.[a,b]	89,279	115,170
Hanmi Financial Corp.[a]	74,559	1,317,458
Heartland Financial USA Inc.	36,183	994,671
Heritage Commerce Corp.[a]	55,163	386,141
Heritage Financial Corp.	39,429	577,635
Heritage Oaks Bancorp[a]	58,633	361,766
Horizon Bancorp	23,155	472,594
Hudson Valley Holding Corp.	39,960	678,521
Independent Bank Corp. (Michigan)[a]	16,926	106,465
Independent Bank Group Inc.[a]	12,207	371,093
Intervest Bancshares Corp.[a,b]	53,090	354,641
Lakeland Bancorp Inc.	76,947	802,557
Lakeland Financial Corp.	41,143	1,141,718
LCNB Corp.	13,780	308,121
LNB Bancorp Inc.	21,808	187,331
Macatawa Bank Corp.[a,b]	63,212	318,588
MainSource Financial Group Inc.	53,337	716,316
MBT Financial Corp.[a]	32,987	121,392
Mercantile Bank Corp.	24,649	442,943
Merchants Bancshares Inc.	15,050	445,029
Metro Bancorp Inc.[a]	36,102	723,123
MetroCorp Bancshares Inc.[b]	41,856	408,515
Middleburg Financial Corp.	14,573	278,344
MidSouth Bancorp Inc.	26,137	405,908
MidWestOne Financial Group Inc.	15,772	379,474
Monarch Financial Holdings Inc.	31,817	344,578
National Bankshares Inc.	16,161	574,200
NewBridge Bancorp[a]	62,073	371,817
North Valley Bancorp[a]	17,336	286,911
Northrim BanCorp Inc.	18,992	459,416
Old Line Bancshares Inc.	17,661	232,949
Old Second Bancorp Inc.[a]	17,577	97,025
OmniAmerican Bancorp Inc.[a]	32,215	709,696

Security	Shares	Value

Orrstown Financial Services Inc.[a]	25,642	$325,141
Pacific Continental Corp.	51,801	611,252
Pacific Mercantile Bancorp[a,b]	41,947	241,195
Palmetto Bancshares Inc.[a]	10,134	131,742
Park Sterling Corp.[a]	118,930	702,876
Peapack-Gladstone Financial Corp.	20,935	366,363
Penns Woods Bancorp Inc.	8,829	369,582
Peoples Bancorp Inc.	30,706	647,282
Peoples Financial Corp.	4,559	58,948
Preferred Bank[a]	33,907	558,787
QCR Holdings Inc.	6,666	101,657
Renasant Corp.[b]	59,672	1,452,416
Republic First Bancorp Inc.[a]	52,928	150,845
S.Y. Bancorp Inc.	35,703	875,795
Sandy Spring Bancorp Inc.	59,028	1,276,185
Seacoast Banking Corp. of Florida[a]	182,567	401,647
Shore Bancshares Inc.[a]	20,937	154,096
Sierra Bancorp	34,858	515,898
Simmons First National Corp. Class A	41,640	1,086,388
Southern Community Financial Corp. [a,c]	38,043	—
Southern National Bancorp of Virginia Inc.	29,831	291,747
Southside Bancshares Inc.	45,420	1,084,630
Southwest Bancorp Inc.[a]	50,270	663,564
State Bank Financial Corp.	78,916	1,186,107
Stellar One Corp.	57,351	1,126,947
Sterling Bancorp	74,697	867,979
Suffolk Bancorp[a]	30,581	499,694
Sun Bancorp Inc. (New Jersey)[a,b]	105,089	356,252
Taylor Capital Group Inc.[a]	42,417	716,423
Tompkins Financial Corp.	35,437	1,601,398
TowneBank	64,909	955,460
TriCo Bancshares	40,183	857,103
Tristate Capital Holdings Inc.[a]	19,622	269,803
Union First Market Bankshares Corp.	48,853	1,005,883
United Community Banks Inc.[a]	99,721	1,238,535
United Security Bancshares[a,b]	22,188	94,077
United Security Bancshares, Inc.[a]	17,081	164,661
Univest Corp. of Pennsylvania	44,708	852,582
Virginia Commerce Bancorp Inc.[a]	65,094	908,712
Walker & Dunlop Inc.[a,b]	37,932	663,810
Washington Banking Co.	44,751	635,464
Washington Trust Bancorp Inc.	36,546	1,042,292
West Bancorporation Inc.	41,779	490,903
Westbury Bancorp Inc.[a]	13,617	186,008
Wilshire Bancorp Inc.	143,918	952,737
Yadkin Financial Corp.[a,b]	38,128	535,317

		80,718,210
BEVERAGES — 0.12%
Coffee Holding Co. Inc.[b]	19,768	118,806
Craft Brew Alliance Inc.[a,b]	30,116	248,156
Farmer Bros. Co.[a,b]	15,793	222,050
Primo Water Corp.[a]	55,492	100,995
Reed’s Inc.[a,b]	23,754	118,770

		808,777
BIOTECHNOLOGY — 4.51%
Agenus Inc.[a,b]	70,640	267,726
AMAG Pharmaceuticals Inc.[a]	49,953	1,111,454
Apricus Biosciences Inc.[a,b]	93,131	218,858
ArQule Inc.[a]	131,475	305,022

130

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2013

Security	Shares	Value

Astex Pharmaceuticals Inc.[a]	219,138	$900,657
Athersys Inc.[a]	137,734	228,638
Atossa Genetics Inc.[a]	25,378	131,966
BioCryst Pharmaceuticals Inc.[a,b]	123,985	192,177
Biota Pharmaceuticals Inc.	57,920	199,824
Biotime Inc.[a,b]	87,333	345,839
Cambrex Corp.[a]	68,995	963,860
Cell Therapeutics Inc.[a]	256,207	269,017
Celsion Corp.[a,b]	113,565	115,836
Ceres Inc.[a,b]	34,084	106,683
Chelsea Therapeutics International Ltd.[a,b]	162,289	373,265
Cleveland Biolabs Inc.[a,b]	100,809	159,278
Coronado Biosciences Inc.[a,b]	50,665	435,719
Curis Inc.[a,b]	182,893	583,429
Cytokinetics Inc.[a]	56,342	651,877
CytRx Corp.[a,b]	67,903	135,806
Discovery Laboratories Inc.[a,b]	123,413	187,588
Entremed Inc.[a]	25,308	51,122
Enzo Biochem Inc.[a,b]	89,309	185,763
Enzon Pharmaceuticals Inc.	98,439	196,878
Exact Sciences Corp.[a,b]	148,520	2,065,913
Fibrocell Science Inc.[a]	46,696	285,779
Galena Biopharma Inc.[a,b]	198,703	441,121
Geron Corp.[a]	310,973	466,459
GTx Inc.[a,b]	61,467	405,682
Harvard Bioscience Inc.[a]	60,576	286,524
Immunomedics Inc.[a,b]	169,782	923,614
Insmed Inc.[a,b]	65,279	780,737
Intercept Pharmaceuticals Inc.[a]	14,483	649,418
Kythera Biopharmaceuticals Inc.[a,b]	23,411	633,268
Ligand Pharmaceuticals Inc. Class Ba,b	41,508	1,553,229
Maxygen Inc.	99,517	246,802
MEI Pharma Inc.[a]	24,582	175,270
Nanosphere Inc.[a]	92,210	283,085
NeoGenomics Inc.[a]	80,706	321,210
Neuralstem Inc.[a]	138,683	206,638
NewLink Genetics Corp.[a,b]	40,804	804,655
Novabay Pharmaceuticals Inc.[a,b]	89,089	122,943
Novavax Inc.[a,b]	311,821	639,233
NuPathe Inc.[a]	53,471	163,621
Omeros Corp.[a,b]	71,670	361,217
OncoGenex Pharmaceutical Inc.[a]	36,195	354,711
Oncothyreon Inc.[a,b]	128,720	200,803
OvaScience Inc.[a]	21,817	299,547
Pacific Biosciences of California Inc.[a]	95,403	240,416
Peregrine Pharmaceuticals Inc.[a]	311,884	402,330
PharmAthene Inc.[a,b]	110,338	175,437
Prothena Corp. PLC[a]	28,805	371,873
pSivida Corp.[a,b]	55,951	216,530
Repligen Corp.[a,b]	74,446	613,435
Rigel Pharmaceuticals Inc.[a]	199,016	664,713
RTI Biologics Inc.[a]	132,631	498,693
Sangamo BioSciences Inc.[a,b]	123,007	960,685
StemCells Inc.[a]	123,187	203,259
Stemline Therapeutics Inc.[a]	21,919	522,549
Sunesis Pharmaceuticals Inc.[a,b]	75,148	391,521
Synthetic Biologics Inc.[a,b]	58,285	100,250
Transcept Pharmaceuticals Inc.[a,b]	36,026	108,798
Trius Therapeutics Inc.[a,b]	88,511	718,709
TrovaGene Inc.[a,b]	43,450	303,715
Verastem Inc.[a,b]	35,282	489,714
Vical Inc.[a,b]	178,798	559,638
XOMA Corp.[a,b]	145,906	529,639

Security	Shares	Value

ZIOPHARM Oncology Inc.[a,b]	150,186	$315,391

		29,377,056
BUILDING MATERIALS — 0.80%
American DG Energy Inc.[a,b]	74,810	98,001
Broadwind Energy Inc.[a]	34,510	164,958
Builders FirstSource Inc.[a]	103,885	621,232
Comfort Systems USA Inc.	85,824	1,280,494
Gibraltar Industries Inc.[a]	70,431	1,025,475
LSI Industries Inc.	52,728	426,570
Patrick Industries Inc.[a,b]	16,381	340,561
PGT Inc.[a,b]	76,308	661,590
US Concrete Inc.[a,b]	33,785	554,750

		5,173,631
CHEMICALS — 1.14%
Aceto Corp.	62,828	875,194
American Pacific Corp.[a]	13,757	390,011
Codexis Inc.[a,b]	69,813	154,287
Hawkins Inc.	21,658	853,109
KMG Chemicals Inc.	18,197	383,957
Landec Corp.[a,b]	58,997	779,350
Oil-Dri Corp. of America	11,234	308,598
OMNOVA Solutions Inc.[a]	108,396	868,252
Penford Corp.[a]	25,827	345,823
Rentech Inc.	383,376	805,090
TOR Minerals International Inc.[a]	3,792	41,750
Zep Inc.	51,472	814,802
Zoltek Companies Inc.[a,b]	63,072	814,259

		7,434,482
COAL — 0.14%
Hallador Energy Co.	22,787	183,435
James River Coal Co.[a,b]	92,635	168,596
L&L Energy Inc.[a,b]	68,980	246,948
Westmoreland Coal Co.[a]	28,637	321,594

		920,573
COMMERCIAL SERVICES — 4.21%
Albany Molecular Research Inc.[a,b]	53,940	640,268
AMN Healthcare Services Inc.[a]	106,221	1,521,085
ARC Document Solutions Inc.[a]	87,135	348,540
Arrowhead Research Corp.[a,b]	67,141	134,282
AVEO Pharmaceuticals Inc.[a,b]	9,177	22,942
Barrett Business Services Inc.	16,255	848,674
Career Education Corp.[a]	125,513	363,988
Carriage Services Inc.	35,898	608,471
CBIZ Inc.[a,b]	89,956	603,605
CDI Corp.	33,077	468,370
Cenveo Inc.[a,b]	120,317	256,275
Collectors Universe Inc.[b]	15,054	199,465
Consolidated Graphics Inc.[a]	16,834	791,366
Corinthian Colleges Inc.[a,b]	180,529	404,385
CorVel Corp.[a]	27,572	807,032
CRA International Inc.[a]	24,737	456,892
Cross Country Healthcare Inc.[a]	71,424	368,548
Document Security Systems Inc.[a,b]	59,881	137,726
Edgewater Technology Inc.[a]	28,756	122,501
Electro Rent Corp.	43,191	725,177

131

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2013

Security	Shares	Value

Ennis Inc.	61,045	$1,055,468
Essex Rental Corp.[a,b]	47,635	205,783
Franklin Covey Co.[a]	23,147	311,559
Global Cash Access Inc.[a,b]	152,037	951,752
Great Lakes Dredge & Dock Corp.	136,604	1,068,243
Hackett Group Inc. (The)	61,924	321,386
Heidrick & Struggles International Inc.	41,460	693,211
Hill International Inc.[a,b]	52,835	144,768
Hudson Global Inc.[a,b]	76,444	189,581
Information Services Group Inc.[a,b]	87,504	168,883
Intersections Inc.	21,023	184,372
JTH Holding Inc. Class Aa	12,106	196,722
Learning Tree International Inc.[a]	15,174	46,281
Lincoln Educational Services Corp.	55,757	293,839
Mac-Gray Corp.	28,512	404,870
Medifast Inc.[a,b]	31,675	815,948
Multi-Color Corp.	28,461	863,507
National American University Holdings Inc.	29,469	110,214
National Research Corp. Class Aa	22,372	402,696
Newtek Business Services Inc.[a]	80,772	170,429
Odyssey Marine Exploration Inc.[a,b]	191,236	566,059
PDI Inc.[a,b]	25,519	119,939
Pendrell Corp.[a,b]	372,045	974,758
Perceptron Inc.	24,598	194,078
Performant Financial Corp.[a,b]	51,200	593,408
Pfsweb Inc.[a]	36,040	144,160
Premier Exhibitions Inc.[a,b]	65,049	113,185
PRGX Global Inc.[a]	66,004	362,362
Providence Service Corp. (The)[a]	24,687	718,145
QC Holdings Inc.	9,550	27,122
RCM Technologies Inc.	35,858	194,709
Resources Connection Inc.	94,573	1,097,047
Standard Parking Corp.[a,b]	37,205	798,419
StarTek Inc.[a,b]	33,272	157,377
Swisher Hygiene Inc.[a]	258,864	222,597
Team Inc.[a,b]	47,655	1,803,742
Tree.com Inc.	17,818	305,401
Universal Technical Institute Inc.	48,179	497,689
Versar Inc.[a]	10,128	45,981

		27,365,282
COMPUTERS — 2.65%
Acorn Energy Inc.	43,767	369,394
Agilysys Inc.[a]	33,755	381,094
Astro-Med Inc.	12,659	139,249
Carbonite Inc.[a]	29,567	366,335
CIBER Inc.[a]	173,040	577,954
Computer Task Group Inc.[b]	35,533	816,193
Cray Inc.[a,b]	91,802	1,802,991
Datalink Corp.[a]	37,122	394,978
Digimarc Corp.	16,938	351,802
Dot Hill Systems Corp.[a]	136,543	299,029
Dynamics Research Corp.[a,b]	24,773	137,986
Echelon Corp.[a,b]	95,477	201,456
Hutchinson Technology Inc.[a,b]	59,127	279,671
Icad Inc.[a]	25,675	154,050
Imation Corp.[a]	83,092	351,479
Immersion Corp.[a]	63,968	847,576
KEY Tronic Corp.[a,b]	27,235	281,882
Keyw Holding Corp. (The)[a,b]	73,566	974,750
Mattersight Corp.[a,b]	24,015	67,242
Maxwell Technologies Inc.[a,b]	66,755	477,298

Security	Shares	Value

Mercury Systems Inc.[a]	73,904	$681,395
Mitek Systems Inc.[a,b]	53,332	308,259
NCI Inc. Class Aa	19,281	79,823
NetSol Technologies Inc.[a]	17,447	175,517
OCZ Technology Group Inc.[a,b]	13,243	19,202
Overland Storage Inc.[a]	63,317	72,181
PAR Technology Corp.[a]	27,695	111,611
Planar Systems Inc.[a]	49,148	80,111
Qualys Inc.[a,b]	34,249	552,094
Quantum Corp.[a]	482,923	661,605
RadiSys Corp.[a]	53,549	257,571
Rimage Corp.	26,846	225,238
Silicon Graphics International Corp.[a,b]	78,463	1,049,835
STEC Inc.[a]	77,588	521,391
Super Micro Computer Inc.[a]	72,465	771,028
TransAct Technologies Inc.	22,283	182,052
Uni-Pixel Inc.[a,b]	23,449	344,935
USA Technologies Inc.[a,b]	88,058	153,221
Virtusa Corp.[a]	47,290	1,047,946
Vocera Communications Inc.[a]	47,957	704,968

		17,272,392
DISTRIBUTION & WHOLESALE — 0.63%
BlueLinx Holdings Inc.[a,b]	87,628	188,400
Core-Mark Holding Co. Inc.	26,507	1,683,195
Houston Wire & Cable Co.	42,045	581,903
Navarre Corp.[a]	101,752	280,836
Rentrak Corp.[a,b]	27,949	560,936
Titan Machinery Inc.[a]	39,145	768,416

		4,063,686
DIVERSIFIED FINANCIAL SERVICES — 2.48%
Altisource Residential Corp.[a]	57,006	951,430
Arlington Asset Investment Corp. Class A	20,860	557,796
Asta Funding Inc.	27,502	237,892
Atlanticus Holdings Corp.[a,b]	13,827	49,501
CIFC Corp.[a]	14,752	111,378
Consumer Portfolio Services Inc.[a]	41,556	305,021
Cowen Group Inc. Class Aa	223,031	646,790
Diamond Hill Investment Group Inc.	6,373	542,024
Doral Financial Corp.[a]	312,337	259,240
Ellie Mae Inc.[a]	60,537	1,397,194
FBR & Co.[a]	21,677	547,561
Federal Agricultural Mortgage Corp. Class C NVS	24,546	708,889
First Marblehead Corp. (The)[a]	208,207	245,684
Five Oaks Investment Corp.	14,835	194,932
GAIN Capital Holdings Inc.	29,753	187,741
Garrison Capital Inc.	15,002	231,331
GFI Group Inc.	160,325	626,871
Gleacher & Co. Inc.[a]	3,407	47,289
Hannon Armstrong Sustainable Infrastructure Capital Inc.[a]	37,767	448,672
Harvest Capital Credit Corp.	4,773	72,025
Horizon Technology Finance Corp.	28,464	391,095
Imperial Holdings Inc.[a,b]	40,185	275,267
INTL FCStone Inc.[a,b]	32,390	565,206
JMP Group Inc.	37,082	246,224
Ladenburg Thalmann Financial Services Inc.[a]	232,779	384,085
Manning & Napier Inc.	33,167	589,046
Marlin Business Services Corp.	18,270	416,191
Medley Capital Corp.	66,698	905,759
MicroFinancial Inc.	28,708	225,358

132

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2013

Security	Shares	Value

NewStar Financial Inc.[a]	59,497	$792,500
Nicholas Financial Inc.	27,983	423,103
Oppenheimer Holdings Inc. Class A	22,627	430,818
Pzena Investment Management Inc. Class A	26,136	170,407
Regional Management Corp.[a,b]	14,364	359,100
SWS Group Inc.[a]	67,996	370,578
U.S. Global Investors Inc. Class A	2,831	5,973
Westwood Holdings Group Inc.	16,175	694,231
WhiteHorse Finance Inc.	17,279	272,144
ZAIS Financial Corp.	15,320	278,364

		16,164,710
ELECTRIC — 0.49%
Ameresco Inc. Class Aa	46,814	421,794
EnerNOC Inc.[a]	59,416	787,856
Genie Energy Ltd. Class B	33,098	302,847
Pike Electric Corp.	59,737	734,765
Unitil Corp.	33,069	955,033

		3,202,295
ELECTRICAL COMPONENTS & EQUIPMENT — 0.95%
Active Power Inc.[a]	45,636	190,758
American Superconductor Corp.[a,b]	102,635	270,956
Capstone Turbine Corp.[a,b]	697,671	816,275
Coleman Cable Inc.	20,180	364,451
Graham Corp.	22,865	686,636
Insteel Industries Inc.	41,728	731,075
Magnetek Inc.[a]	6,744	121,594
Orion Energy Systems Inc.[a]	57,312	142,134
Powell Industries Inc.[a]	21,180	1,093,947
PowerSecure International Inc.[a]	43,630	655,759
Research Frontiers Inc.[a,b]	60,222	239,684
Revolution Lighting Technologies Inc.[a]	67,472	269,888
SL Industries Inc.	8,088	202,847
Ultralife Corp.[a,b]	32,968	117,366
Vicor Corp.[a]	41,995	287,666

		6,191,036
ELECTRONICS — 2.42%
Allied Motion Technologies Inc.	17,967	121,277
Ballantyne Strong Inc.[a,b]	46,120	194,626
Bel Fuse Inc. Class B	23,217	312,269
Checkpoint Systems Inc.[a]	94,547	1,341,622
CTS Corp.	77,089	1,051,494
CUI Global Inc.[a]	50,361	279,504
Cyberoptics Corp.[a]	18,617	108,165
Electro Scientific Industries Inc.	54,223	583,439
Fluidigm Corp.[a,b]	58,876	1,027,975
Frequency Electronics Inc.	19,613	208,878
GSI Group Inc.[a]	68,281	548,979
IEC Electronics Corp.[a]	29,384	103,138
Iteris Inc.[a]	75,201	134,610
Kemet Corp.[a,b]	103,442	425,147
LoJack Corp.[a]	44,897	141,426
Measurement Specialties Inc.[a]	35,640	1,658,329
MEMSIC Inc.[a,b]	43,782	179,506
Mesa Laboratories Inc.	6,383	345,512
Methode Electronics Inc.	85,520	1,454,695
Microvision Inc.[a]	53,534	134,906
Mocon Inc.	7,349	99,579

Security	Shares	Value

Multi-Fineline Electronix Inc.[a]	19,965	$295,682
NAPCO Security Technologies Inc.[a]	34,378	164,327
NVE Corp.[a,b]	12,004	562,027
Parametric Sound Corp.[a,b]	12,503	203,174
SMTC Corp.[a]	29,100	57,909
Sparton Corp.[a]	26,033	448,809
Stoneridge Inc.[a]	65,776	765,633
Sypris Solutions Inc.	32,721	105,034
Taser International Inc.[a]	117,693	1,002,744
Transcat Inc.[a,b]	17,035	115,838
Viasystems Group Inc.[a,b]	7,104	81,909
Vishay Precision Group Inc.[a]	32,288	488,840
Zagg Inc.[a,b]	72,781	389,378
Zygo Corp.[a,b]	38,375	606,709

		15,743,089
ENERGY — ALTERNATE SOURCES — 0.64%
Amyris Inc.[a,b]	63,386	183,186
Ecotality Inc.	52,024	80,637
Enphase Energy Inc.[a,b]	35,515	274,531
FuelCell Energy Inc.[a,b]	359,874	457,040
FutureFuel Corp.	49,682	703,994
Gevo Inc.[a,b]	100,211	203,428
Green Plains Renewable Energy Inc.[a,b]	57,540	766,433
Pacific Ethanol Inc.[a]	34,081	135,642
Real Goods Solar Inc. Class Aa,b	22,067	56,050
Renewable Energy Group Inc.[a,b]	48,388	688,561
REX American Resources Corp.[a]	12,709	365,638
Saratoga Resources Inc.[a,b]	63,555	97,239
Syntroleum Corp.[a]	22,592	155,885

		4,168,264
ENGINEERING & CONSTRUCTION — 0.94%
Argan Inc.	33,546	523,318
Engility Holdings Inc.[a]	39,749	1,129,667
Goldfield Corp. (The)[a]	52,333	113,563
Layne Christensen Co.[a]	45,091	879,725
Michael Baker Corp.	21,501	582,892
MYR Group Inc.[a]	48,395	941,283
National Technical Systems Inc.[a]	20,411	285,550
Orion Marine Group Inc.[a]	62,527	755,951
Sterling Construction Co. Inc.[a]	47,706	432,216
VSE Corp.	10,998	451,688

		6,095,853
ENTERTAINMENT — 0.60%
Carmike Cinemas Inc.[a]	43,326	838,791
Dover Downs Gaming & Entertainment Inc.	39,634	61,433
Dover Motorsports Inc.	64,645	139,633
Empire Resorts Inc.[a,b]	23,170	67,656
Isle of Capri Casinos Inc.[a]	49,442	370,815
Lakes Entertainment Inc.[a,b]	46,637	164,162
Multimedia Games Holding Co. Inc.[a]	66,296	1,728,337
Reading International Inc. Class Aa	52,039	330,968
Rick’s Cabaret International Inc.[a]	24,206	208,898

		3,910,693
ENVIRONMENTAL CONTROL — 0.81%
ADA-ES Inc.[a,b]	23,066	971,540

133

Schedule of Investments   (Unaudited) (Continued)

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June 30, 2013

Security	Shares	Value

Casella Waste Systems Inc. Class Aa,b	93,066	$401,114
CECO Environmental Corp.	23,183	285,151
Ecology and Environment Inc. Class A	6,753	70,906
Energy Recovery Inc.[a,b]	99,393	410,493
Fuel Tech Inc.[a,b]	45,954	176,004
GSE Holding Inc.[a,b]	30,936	179,119
Heritage-Crystal Clean Inc.[a,b]	19,411	283,595
Hudson Technologies Inc.[a,b]	47,529	151,618
Met-Pro Corp.	34,339	461,516
Metalico Inc.[a,b]	132,024	158,429
Pure Cycle Corp.[a,b]	40,691	227,463
Sharps Compliance Corp.[a]	32,458	85,040
TRC Companies Inc.[a]	37,258	260,806
US Ecology Inc.	42,380	1,162,907

		5,285,701
FOOD — 1.53%
Arden Group Inc. Class A	2,673	295,073
Boulder Brands Inc.[a,b]	137,417	1,655,875
Calavo Growers Inc.	27,933	759,498
Chefs’ Warehouse Inc. (The)[a]	32,395	557,194
Chiquita Brands International Inc.[a,b]	106,782	1,166,059
Diamond Foods Inc.[a]	51,606	1,070,825
Inventure Foods Inc.[a]	38,714	323,649
John B. Sanfilippo & Son Inc.	23,354	470,817
Lifeway Foods Inc.[b]	12,838	222,868
Nash-Finch Co.	30,327	667,497
Overhill Farms Inc.[a]	41,581	205,826
Rocky Mountain Chocolate Factory Inc.	18,016	217,813
Seneca Foods Corp. Class Aa	20,227	620,564
Senomyx Inc.[a]	108,939	237,487
Spartan Stores Inc.	51,547	950,527
Village Super Market Inc. Class A	16,034	530,565

		9,952,137
FOREST PRODUCTS & PAPER — 0.49%
Neenah Paper Inc.	36,781	1,168,532
Orchids Paper Products Co.	14,175	372,094
Verso Paper Corp.[a,b]	29,369	33,774
Wausau Paper Corp.	114,207	1,301,960
Xerium Technologies Inc.[a,b]	27,443	279,370

		3,155,730
GAS — 0.27%
Chesapeake Utilities Corp.	22,130	1,139,474
Delta Natural Gas Co. Inc.	18,112	384,880
Gas Natural Inc.	21,147	217,814

		1,742,168
HAND & MACHINE TOOLS — 0.09%
Hardinge Inc.	29,088	429,920
L.S. Starrett Co. (The) Class A	15,112	154,445
P&F Industries Inc. Class Aa	2,631	21,285

		605,650
HEALTH CARE — PRODUCTS — 3.68%
Accelerate Diagnostics Inc.[a]	23,634	191,908
Accuray Inc.[a]	168,591	967,712

Security	Shares	Value

Affymetrix Inc.[a]	161,726	$718,063
Alphatec Holdings Inc.[a]	147,866	303,125
American Medical Alert Corp. Escrow[a,b,c]	12,839	—
AngioDynamics Inc.[a]	56,208	634,026
AtriCure Inc.[a]	49,439	469,670
Atrion Corp.	3,606	788,668
Baxano Surgical Inc.[a,b]	55,682	133,637
BG Medicine Inc.[a,b]	65,337	86,898
Biolase Inc.[a,b]	74,640	267,211
Bovie Medical Corp.[a]	37,957	111,973
BSD Medical Corp.[a,b]	76,940	101,561
Cardica Inc.[a]	57,947	64,321
CardioNet Inc.[a,b]	68,335	403,176
Cardiovascular Systems Inc.[a,b]	48,368	1,025,402
Cerus Corp.[a,b]	159,857	706,568
Chembio Diagnostics Inc.[a]	3,371	16,855
Chindex International Inc.[a]	29,073	471,564
CryoLife Inc.	65,276	408,628
Cutera Inc.[a]	35,207	309,822
Cynosure Inc. Class Aa	44,241	1,149,381
Digirad Corp.[a]	66,345	161,882
EnteroMedics Inc.[a,b]	102,600	116,964
Exactech Inc.[a]	22,524	444,849
Female Health Co. (The)	51,661	509,377
Fonar Corp.[a]	13,060	85,674
GenMark Diagnostics Inc.[a,b]	71,228	736,498
Hansen Medical Inc.[a,b]	151,040	217,498
ImmunoCellular Therapeutics Ltd.[a,b]	137,467	266,686
InfuSystems Holdings Inc.[a,b]	42,699	63,622
Iridex Corp.[a]	22,503	132,993
LCA-Vision Inc.[a]	42,034	126,943
LeMaitre Vascular Inc.	25,921	169,523
LipoScience Inc.[a,b]	16,478	115,181
Medgenics Inc.[a]	25,455	96,729
Medical Action Industries Inc.[a]	35,274	271,610
MELA Sciences Inc.[a,b]	9,215	8,570
Merge Healthcare Inc.[a,b]	154,605	556,578
Merit Medical Systems Inc.[a]	98,598	1,099,368
Natus Medical Inc.[a]	69,783	952,538
Navidea Biopharmaceuticals Inc.[a,b]	282,580	754,489
OraSure Technologies Inc.[a,b]	126,937	492,516
PhotoMedex Inc.[a]	35,010	558,059
Rochester Medical Corp.[a,b]	26,251	386,677
Rockwell Medical Technologies Inc.[a,b]	87,062	314,294
Solta Medical Inc.[a]	155,637	354,852
Staar Surgical Co.[a]	85,094	863,704
Sunshine Heart Inc.[a,b]	27,031	145,156
SurModics Inc.[a]	33,120	662,731
Symmetry Medical Inc.[a]	85,230	717,637
Synergetics USA Inc.[a,b]	64,603	254,536
TearLab Corp.[a,b]	60,007	637,274
Unilife Corp.[a,b]	209,004	662,543
United-Guardian Inc.	7,372	179,877
Uroplasty Inc.[a,b]	49,356	102,167
Utah Medical Products Inc.	7,531	408,933
Vascular Solutions Inc.[a,b]	39,049	574,411
Vermillion Inc.[a]	45,561	121,648
Vision-Sciences Inc.[a]	65,360	66,667
Zeltiq Aesthetics Inc.[a,b]	38,331	244,935

		23,966,358

134

Schedule of Investments   (Unaudited) (Continued)

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June 30, 2013

Security	Shares	Value

HEALTH CARE — SERVICES — 1.11%
Adcare Health Systems Inc.[a]	33,563	$161,102
Addus HomeCare Corp.[a]	14,751	291,185
Alliance HealthCare Services Inc.[a]	11,588	181,236
Almost Family Inc.	21,542	409,298
Amedisys Inc.[a]	72,521	842,694
Assisted Living Concepts Inc. Class A	45,227	540,915
Five Star Quality Care Inc.[a,b]	97,475	546,835
Gentiva Health Services Inc.[a]	73,884	735,885
Healthways Inc.[a]	79,312	1,378,442
LHC Group Inc.[a]	28,062	549,454
Psychemedics Corp.	17,530	188,272
RadNet Inc.[a,b]	83,355	220,891
Response Genetics Inc.[a,b]	54,379	82,656
Skilled Healthcare Group Inc. Class Aa,b	49,102	328,001
U.S. Physical Therapy Inc.	27,831	769,249

		7,226,115
HOLDING COMPANIES — DIVERSIFIED — 2.30%
Capital Southwest Corp.	7,772	1,071,215
Full Circle Capital Corp.	31,406	248,107
Gladstone Capital Corp.	52,891	432,119
Gladstone Investment Corp.	65,493	481,374
Golub Capital BDC Inc.	79,766	1,395,905
Horizon Pharma Inc.[a,b]	124,037	305,131
KCAP Financial Inc.	64,636	727,801
MCG Capital Corp.	162,282	845,489
Medallion Financial Corp.	44,860	624,003
MVC Capital Inc.	55,704	701,313
New Mountain Finance Corp.	72,411	1,025,340
NGP Capital Resources Co.	54,907	336,580
OFS Capital Corp.	18,473	219,829
PennantPark Floating Rate Capital Ltd.[b]	30,301	428,456
PennantPark Investment Corp.	153,837	1,699,899
Resource America Inc. Class A	32,315	274,678
Saratoga Investment Corp.	1,859	32,588
Solar Senior Capital Ltd.	32,140	591,697
Stellus Capital Investment Corp.[b]	30,556	459,868
TCP Capital Corp.	59,430	996,641
THL Credit Inc.	60,550	919,755
TICC Capital Corp.	120,929	1,163,337

		14,981,125
HOME BUILDERS — 0.71%
AMREP Corp.[a]	3,212	29,711
Beazer Homes USA Inc.[a,b]	57,668	1,010,343
Cavco Industries Inc.[a]	16,821	848,620
Comstock Holding Companies Inc.[a]	31,981	88,587
M/I Homes Inc.[a]	55,827	1,281,788
Skyline Corp.[a]	1,729	6,795
Winnebago Industries Inc.[a]	65,261	1,369,828

		4,635,672
HOME FURNISHINGS — 0.99%
American Woodmark Corp.[a]	23,541	816,873
Bassett Furniture Industries Inc.	27,928	433,722
Daktronics Inc.	83,791	859,696
DTS Inc.[a]	41,543	854,955
Emerson Radio Corp.[a]	33,840	55,836

Security	Shares	Value

Flexsteel Industries	13,178	$321,280
Hooker Furniture Corp.	26,383	428,987
Kimball International Inc. Class B	75,848	736,484
Skullcandy Inc.[a]	48,207	263,210
Stanley Furniture Co. Inc.[a]	41,088	164,352
Universal Electronics Inc.[a]	34,449	969,050
VOXX International Corp.[a]	42,982	527,389

		6,431,834
HOUSEHOLD PRODUCTS & WARES — 0.31%
A.T. Cross Co. Class Aa	23,136	392,155
Blyth Inc.	21,161	295,407
Central Garden & Pet Co. Class Aa	95,221	657,025
CSS Industries Inc.	19,701	491,146
Kid Brands Inc.[a]	39,503	60,835
Summer Infant Inc.[a,b]	31,822	97,375

		1,993,943
HOUSEWARES — 0.27%
EveryWare Global Inc.[a]	22,242	270,018
Libbey Inc.[a]	48,513	1,162,857
Lifetime Brands Inc.	25,011	339,649

		1,772,524
INSURANCE — 1.87%
American Independence Corp.[a]	2,818	19,585
American Safety Insurance Holdings Ltd.[a]	23,118	669,266
Amerisafe Inc.	42,395	1,373,174
Baldwin & Lyons Inc. Class B	23,672	574,756
Citizens Inc.[a,b]	99,798	596,792
Crawford & Co. Class B	67,677	380,345
Donegal Group Inc. Class A	18,565	259,353
Eastern Insurance Holdings Inc.	19,749	370,294
eHealth Inc.[a]	46,165	1,048,869
EMC Insurance Group Inc.	11,027	289,569
Federated National Holding Co.	23,696	231,036
First Acceptance Corp.[a]	48,022	78,756
Fortegra Financial Corp.[a]	21,996	151,112
Hallmark Financial Services Inc.[a]	38,256	349,660
HCI Group Inc.	21,187	650,864
Health Insurance Innovations Inc.[a]	14,657	154,192
Independence Holding Co.	21,443	253,456
Investors Title Co.	3,003	213,033
Kansas City Life Insurance Co.	9,633	368,655
Life Partners Holdings Inc.	33,125	101,694
Meadowbrook Insurance Group Inc.	113,477	911,220
National Interstate Corp.	15,028	439,569
Phoenix Companies Inc. (The)[a,b]	13,020	559,860
Security National Financial Corp. Class Aa	19,357	114,593
Stewart Information Services Corp.	49,193	1,288,365
United Insurance Holdings Corp.	33,726	235,745
Universal Insurance Holdings Inc.	67,584	478,495

		12,162,308
INTERNET — 4.45%
1-800-FLOWERS.COM Inc.[a]	62,410	386,318
Active Network Inc. (The)[a]	122,799	929,588
Autobytel Inc.[a]	9,652	46,040
Blucora Inc.[a]	94,674	1,755,256

135

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2013

Security	Shares	Value

Blue Nile Inc.[a]	28,732	$1,085,495
Boingo Wireless Inc.[a]	39,694	246,500
Brightcove Inc.[a,b]	64,225	562,611
BroadVision Inc.[a]	11,842	102,433
CafePress Inc.[a,b]	21,915	137,407
ChannelAdvisor Corp.[a]	13,630	214,400
Cinedigm Digital Cinema Corp. Class Aa	93,976	133,446
CyrusOne Inc.	43,918	910,859
eGain Communications Corp.[a,b]	36,991	355,853
Envivio Inc.[a,b]	85,570	172,851
ePlus Inc.	9,338	559,253
FAB Universal Corp.[a]	52,073	191,108
Global Eagle Entertainment Inc.[a]	48,835	491,280
Global Sources Ltd.[a]	42,059	282,216
Globalscape Inc.	30,936	51,354
Harris Interactive Inc.[a]	72,327	130,912
HealthStream Inc.[a,b]	46,348	1,173,531
ICG Group Inc.[a]	87,599	998,629
Internap Network Services Corp.[a,b]	123,290	1,019,608
IntraLinks Holdings Inc.[a]	87,002	631,635
iPass Inc.[a,b]	133,506	252,326
Keynote Systems Inc.	37,565	742,284
Limelight Networks Inc.[a]	135,691	305,305
Lionbridge Technologies Inc.[a,b]	135,116	391,836
Local Corp.[a,b]	64,382	108,162
magicJack VocalTec Ltd.[a,b]	42,792	607,219
MeetMe Inc.[a,b]	48,473	79,011
ModusLink Global Solutions Inc.[a]	96,853	307,993
Move Inc.[a]	92,465	1,185,401
NutriSystem Inc.	65,510	771,708
Overstock.com Inc.[a,b]	28,081	791,884
PCTEL Inc.	50,027	424,229
Perficient Inc.[a]	76,987	1,027,007
QuinStreet Inc.[a]	71,302	615,336
ReachLocal Inc.[a,b]	22,953	281,404
RealNetworks Inc.[a]	55,669	420,858
Reis Inc.[a]	21,495	397,443
Safeguard Scientifics Inc.[a,b]	47,396	760,706
Spark Networks Inc.[a,b]	43,028	363,587
Stamps.com Inc.[a]	30,226	1,190,602
Support.com Inc.[a]	119,255	544,995
Synacor Inc.[a,b]	57,652	178,721
TechTarget Inc.[a,b]	34,761	155,382
TeleCommunication Systems Inc.[a]	125,419	292,226
TheStreet.com Inc.	72,447	134,751
TigerLogic Corp.[a]	24,110	39,540
Towerstream Corp.[a]	154,348	393,587
Travelzoo Inc.[a]	18,038	491,716
Unwired Planet Inc.[a,b]	151,665	295,747
US Auto Parts Network Inc.[a,b]	3,173	3,649
Vasco Data Security International Inc.[a,b]	64,731	537,915
Vitacost.com Inc.[a,b]	52,995	447,808
Vocus Inc.[a,b]	45,987	483,783
World Energy Solutions Inc.[a]	17,734	70,404
XO Group Inc.[a]	61,079	684,085
Zix Corp.[a,b]	141,119	596,933

		28,944,126
IRON & STEEL — 0.17%
Friedman Industries Inc.[b]	23,865	235,070
Material Sciences Corp.[a]	23,274	234,137
Shiloh Industries Inc.	14,711	153,583

Security	Shares	Value

Universal Stainless & Alloy Products Inc.[a,b]	16,517	$486,921

		1,109,711
LEISURE TIME — 0.60%
Ambassadors Group Inc.	40,962	145,415
Arctic Cat Inc.	30,391	1,366,987
Black Diamond Inc.[a,b]	54,971	516,728
Escalade Inc.	19,496	120,680
Johnson Outdoors Inc. Class Aa	13,725	341,753
Marine Products Corp.	23,296	186,834
Nautilus Inc.[a]	70,493	612,584
Town Sports International Holdings Inc.	55,855	601,558

		3,892,539
LODGING — 0.32%
Century Casinos Inc.[a]	52,855	182,878
Full House Resorts Inc.[a]	53,427	144,253
Marcus Corp.	41,336	525,794
Monarch Casino & Resort Inc.[a]	20,418	344,248
Morgans Hotel Group Co.[a,b]	59,569	480,126
MTR Gaming Group Inc.[a,b]	58,289	195,268
Red Lion Hotels Corp.[a,b]	36,858	225,202

		2,097,769
MACHINERY — 1.10%
Adept Technology Inc.[a]	33,078	128,673
Alamo Group Inc.	16,270	664,141
ClearSign Combustion Corp.[a,b]	17,870	155,826
Columbus McKinnon Corp.[a]	44,819	955,541
CVD Equipment Corp.[a,b]	14,626	121,835
ExOne Co. (The)[a,b]	13,828	853,464
Flow International Corp.[a]	107,907	398,177
Gencor Industries Inc.[a]	14,223	101,126
Gerber Scientific Inc. Escrow[a,c]	44,403	444
Global Power Equipment Group Inc.	39,675	639,561
Hurco Companies Inc.	15,563	447,748
Intevac Inc.[a]	58,561	331,455
Kadant Inc.	25,726	776,153
Key Technology Inc.[a]	13,637	195,418
Manitex International Inc.[a]	28,047	307,115
Power Solutions International Inc.[a]	4,386	147,326
Tecumseh Products Co. Class Aa	45,275	494,856
Twin Disc Inc.	19,709	467,103

		7,185,962
MANUFACTURING — 1.55%
American Railcar Industries Inc.	21,611	724,185
Chase Corp.	15,566	348,056
Core Molding Technologies Inc.[a]	16,009	142,800
Federal Signal Corp.[a]	143,850	1,258,688
FreightCar America Inc.	29,070	493,899
GP Strategies Corp.[a]	33,297	793,135
Handy & Harman Ltd.[a]	14,318	256,006
Lydall Inc.[a]	38,980	569,108
Metabolix Inc.[a,b]	5,776	8,202
MFRI Inc.[a]	11,476	130,482
Myers Industries Inc.	65,543	983,800
Park-Ohio Holdings Corp.[a]	20,258	668,109
PMFG Inc.[a,b]	46,473	321,593

136

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2013

Security	Shares	Value

Smith & Wesson Holding Corp.[a,b]	148,735	$1,484,375
Standex International Corp.	29,317	1,546,472
STR Holdings Inc.[a]	64,437	146,272
Synalloy Corp.	15,216	236,304

		10,111,486
MEDIA — 1.62%
A.H. Belo Corp. Class A	47,934	328,827
Beasley Broadcast Group Inc. Class A	16,194	135,706
Cambium Learning Group Inc.[a,b]	39,873	49,443
Central European Media Enterprises Ltd. Class Aa	174,164	576,483
Courier Corp.	29,850	426,258
Cumulus Media Inc. Class Aa	173,924	589,602
Dex Media Inc.[a]	38,970	684,703
Digital Generation Inc.[a,b]	61,473	453,056
Dolan Co. (The)[a,b]	105,268	171,587
Emmis Communications Corp.[a]	90,236	193,105
Entercom Communications Corp. Class Aa,b	57,948	547,029
Entravision Communications Corp. Class A	126,568	778,393
Fisher Communications Inc.	20,748	852,328
Gray Television Inc.[a]	115,755	833,436
Journal Communications Inc. Class Aa	100,812	755,082
Lee Enterprises Inc.[a,b]	128,365	261,865
Lin TV Corp. Class Aa	68,533	1,048,555
Martha Stewart Living Omnimedia Inc. Class Aa	74,535	179,629
McClatchy Co. (The) Class Aa,b	141,762	323,217
Media General Inc. Class Aa,b	45,263	499,251
Radio One Inc. Class Da,b	66,612	154,540
Saga Communications Inc. Class A	11,030	506,387
Salem Communications Corp. Class A	27,367	204,979

		10,553,461
METAL FABRICATE & HARDWARE — 0.84%
A.M. Castle & Co.[a,b]	40,284	634,876
Ampco-Pittsburgh Corp.	20,077	376,845
Dynamic Materials Corp.	31,263	516,152
Eastern Co. (The)	18,061	288,976
Furmanite Corp.[a]	86,946	581,669
Global Brass & Copper Holdings Inc.[a]	19,821	262,430
L.B. Foster Co. Class A	23,429	1,011,430
Lawson Products Inc.	14,974	192,266
NN Inc.	40,693	464,307
Northwest Pipe Co.[a]	22,508	627,973
Olympic Steel Inc.	21,453	525,599

		5,482,523
MINING — 0.74%
Charles & Colvard Ltd.[a]	58,993	240,691
Comstock Mining Inc.[a,b]	160,464	264,766
General Moly Inc.[a,b]	145,791	272,629
Golden Minerals Co.[a,b]	6,574	8,941
Horsehead Holding Corp.[a,b]	101,587	1,301,329
Midway Gold Corp.[a]	290,073	273,539
Noranda Aluminium Holding Corp.	76,698	247,735
Paramount Gold and Silver Corp.[a,b]	315,358	375,276
Rare Element Resources Ltd.[a]	102,247	200,404
Revett Minerals Inc.[a]	5,719	3,699
Solitario Exploration & Royalty Corp.[a]	77,889	70,100
United States Antimony Corp.[a,b]	123,662	137,265
United States Lime & Minerals Inc.[a]	3,845	200,901

Security	Shares	Value

Ur-Energy Inc.	276,076	$369,942
Uranerz Energy Corp.[a,b]	170,743	187,817
Uranium Energy Corp.[a,b]	198,035	354,483
Uranium Resources Inc.[a]	32,022	84,218
Vista Gold Corp.[a,b]	196,788	190,884

		4,784,619
OIL & GAS — 1.90%
Abraxas Petroleum Corp.[a]	190,683	400,434
Adams Resources & Energy Inc.	6,065	417,818
Apco Oil and Gas International Inc.[a]	20,786	239,663
Arabian American Development Co.[a]	51,973	452,165
BPZ Resources Inc.[a]	267,988	479,699
Callon Petroleum Co.[a]	89,636	302,073
Crimson Exploration Inc.[a]	56,597	159,604
Double Eagle Petroleum Co.[a]	26,017	101,987
Emerald Oil Inc.[a]	83,840	575,142
Endeavour International Corp.[a,b]	111,443	427,941
Equal Energy Ltd.	86,258	348,482
Evolution Petroleum Corp.[a]	43,255	471,912
FieldPoint Petroleum Corp.[a]	11,154	41,270
FX Energy Inc.[a,b]	121,124	388,808
Gastar Exploration Ltd.[a]	136,558	364,610
Harvest Natural Resources Inc.[a,b]	91,128	282,497
Isramco Inc.[a]	2,100	195,678
Lucas Energy Inc.[a,b]	58,984	76,089
Magellan Petroleum Corp.[a]	120,898	124,525
Miller Energy Resources Inc.[a,b]	72,209	288,836
Panhandle Oil and Gas Inc.	17,005	484,642
Penn Virginia Corp.	130,386	612,814
PetroQuest Energy Inc.[a]	130,462	516,630
Quicksilver Resources Inc.[a]	283,396	476,105
Recovery Energy Inc.[a]	23,686	36,950
Royale Energy Inc.[a,b]	28,812	72,318
Synergy Resources Corp.[a]	96,343	705,231
Triangle Petroleum Corp.[a]	105,825	741,833
U.S. Energy Corp.[a]	77,251	159,910
VAALCO Energy Inc.[a,b]	132,866	759,993
Vantage Drilling Co.[a,b]	458,698	935,744
Warren Resources Inc.[a]	163,705	417,448
ZaZa Energy Corp.[a,b]	73,923	88,708
Zion Oil & Gas Inc.[a,b]	89,421	200,303

		12,347,862
OIL & GAS SERVICES — 1.04%
Bolt Technology Corp.	22,860	390,449
Cal Dive International Inc.[a,b]	221,584	416,578
Dawson Geophysical Co.[a]	18,609	685,928
Edgen Group Inc.[a,b]	46,978	299,720
Forbes Energy Services Ltd.[a,b]	37,077	149,050
Global Geophysical Services Inc.[a,b]	55,212	260,601
GreenHunter Energy Inc.[a]	23,588	18,870
Gulf Island Fabrication Inc.	33,462	640,797
Matrix Service Co.[a]	60,399	941,016
Mitcham Industries Inc.[a,b]	28,571	479,421
Natural Gas Services Group Inc.[a]	28,259	663,804
Pioneer Energy Services Corp.[a]	141,429	936,260
TGC Industries Inc.	35,804	294,309
Willbros Group Inc.[a]	92,246	566,390

		6,743,193

137

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2013

Security	Shares	Value

PACKAGING & CONTAINERS — 0.17%
AEP Industries Inc.[a,b]	10,380	$772,168
UFP Technologies Inc.[a]	15,604	305,526

		1,077,694
PHARMACEUTICALS — 5.24%
AcelRx Pharmaceuticals Inc.[a,b]	47,773	442,856
Acura Pharmaceuticals Inc.[a,b]	34,147	64,196
Alexza Pharmaceuticals Inc.[a]	35,931	155,940
Alimera Sciences Inc.[a,b]	41,924	204,589
Amicus Therapeutics Inc.[a,b]	67,581	157,464
Ampio Pharmaceuticals Inc.[a,b]	68,166	393,318
Anacor Pharmaceuticals Inc.[a,b]	58,158	325,103
Anika Therapeutics Inc.[a,b]	27,947	475,099
Antares Pharma Inc.[a,b]	260,981	1,085,681
Array BioPharma Inc.[a,b]	268,360	1,218,354
AVANIR Pharmaceuticals Inc. Class Aa,b	335,567	1,543,608
Biodel Inc.[a]	39,771	166,243
BioDelivery Sciences International Inc.[a,b]	72,634	294,894
BioSpecifics Technologies Corp.[a,b]	14,645	228,462
Cadence Pharmaceuticals Inc.[a,b]	142,413	971,257
Cempra Inc.[a]	38,554	301,878
ChemoCentryx Inc.[a,b]	56,147	793,919
Chimerix Inc.[a]	20,181	489,187
Corcept Therapeutics Inc.[a,b]	128,917	223,026
Cornerstone Therapeutics Inc.[a]	26,509	212,072
Cumberland Pharmaceuticals Inc.[a,b]	33,552	171,451
Cyanotech Corp.[a]	12,858	82,420
Cyclacel Pharmaceuticals Inc.[a]	40,296	118,873
Cytori Therapeutics Inc.[a]	150,960	347,208
Depomed Inc.[a,b]	129,262	725,160
Derma Sciences Inc.[a,b]	34,143	455,809
Durata Therapeutics Inc.[a,b]	33,008	237,658
Dyax Corp.[a,b]	251,408	869,872
Enanta Pharmaceuticals Inc.[a]	9,379	166,102
Endocyte Inc.[a,b]	71,330	936,563
Furiex Pharmaceuticals Inc.[a,b]	16,144	550,026
Galectin Therapeutics Inc.[a,b]	40,161	170,684
Heska Corp.	18,100	124,709
Hi-Tech Pharmacal Co. Inc.	25,293	839,728
Hyperion Therapeutics Inc.[a,b]	20,184	444,048
IGI Laboratories Inc.[a]	28,769	41,140
Imprimis Pharmaceuticals Inc.[a]	9,196	77,982
Insys Therapeutics Inc.[a]	11,519	159,423
KaloBios Pharmaceuticals Inc.[a]	23,365	132,246
Keryx Biopharmaceuticals Inc.[a,b]	187,173	1,398,182
Lannett Co. Inc.[a,b]	37,395	445,374
Lifevantage Corp.[a]	266,965	619,359
MediciNova Inc.[a]	30,060	79,058
Natural Alternatives International Inc.[a]	15,031	69,293
Natural Grocers by Vitamin Cottage Inc.[a,b]	20,462	634,322
Nature’s Sunshine Products Inc.	24,544	401,294
Northwest Biotherapeutics Inc.[a]	55,539	185,500
Nutraceutical International Corp.	22,719	464,376
Omega Protein Corp.[a]	44,779	402,115
Omthera Pharmaceuticals Inc.[a]	13,405	178,286
Orexigen Therapeutics Inc.[a,b]	218,765	1,279,775
Osiris Therapeutics Inc.[a,b]	39,467	397,433
Pain Therapeutics Inc.	85,087	188,042
Pernix Therapeutics Holdings[a,b]	38,750	139,887
PharMerica Corp.[a]	68,652	951,517

Security	Shares	Value

POZEN Inc.[a,b]	64,349	$322,388
Progenics Pharmaceuticals Inc.[a,b]	114,308	509,814
Raptor Pharmaceutical Corp.[a,b]	128,866	1,204,897
Receptos Inc.[a]	14,375	285,919
Regulus Therapeutics Inc.[a,b]	20,877	204,803
Repros Therapeutics Inc.[a,b]	43,524	803,018
SciClone Pharmaceuticals Inc.[a,b]	126,166	625,783
SIGA Technologies Inc.[a,b]	90,327	256,529
Star Scientific Inc.[a]	378,717	526,417
Sucampo Pharmaceuticals Inc. Class Aa,b	30,068	197,847
Supernus Pharmaceuticals Inc.[a,b]	34,036	218,851
Synergy Pharmaceuticals Inc.[a]	185,424	801,032
Synta Pharmaceuticals Corp.[a,b]	92,739	462,768
Synutra International Inc.[a]	38,352	195,212
Targacept Inc.[a,b]	65,933	281,534
Tetraphase Pharmaceuticals Inc.[a]	30,686	215,723
Theragenics Corp.[a]	87,821	181,789
TherapeuticsMD Inc.[a]	177,555	537,992
Threshold Pharmaceuticals Inc.[a]	108,164	568,943
Vanda Pharmaceuticals Inc.[a,b]	64,845	523,948
Ventrus Biosciences Inc.[a,b]	58,931	141,434
XenoPort Inc.[a]	99,904	494,525
Zogenix Inc.[a,b]	158,608	271,220

		34,064,447
REAL ESTATE — 0.45%
AV Homes Inc.[a,b]	20,920	370,912
Consolidated-Tomoka Land Co.	10,712	408,770
Gladstone Land Corp.	14,375	243,369
HFF Inc. Class A	76,291	1,355,691
Thomas Properties Group Inc.	78,378	415,403
ZipRealty Inc.[a]	38,339	120,001

		2,914,146
REAL ESTATE INVESTMENT TRUSTS — 3.89%
AG Mortgage Investment Trust Inc.	64,322	1,209,897
Agree Realty Corp.	30,392	897,172
AmREIT Inc.	43,224	835,952
Apollo Commercial Real Estate Finance Inc.	85,210	1,353,135
Apollo Residential Mortgage Inc.	73,767	1,215,680
Ares Commercial Real Estate Corp.	16,624	212,953
Armada Hoffler Properties Inc.	43,228	509,226
BRT Realty Trust[a]	22,026	154,182
Cedar Realty Trust Inc.	116,178	601,802
Chatham Lodging Trust	44,827	770,128
Dynex Capital Inc.[b]	126,582	1,289,871
Ellington Residential Mortgage REIT	18,241	325,602
Excel Trust Inc.	110,262	1,412,456
Gladstone Commercial Corp.	34,980	652,027
Gramercy Property Trust Inc.[a]	137,018	616,581
Gyrodyne Co. of America Inc.[b]	2,920	208,780
IMPAC Mortgage Holdings Inc.[a]	16,967	172,215
Javelin Mortgage Investment Corp.	30,522	430,055
Kite Realty Group Trust	211,408	1,274,790
Monmouth Real Estate Investment Corp. Class A	97,485	962,177
MPG Office Trust Inc.[a]	131,193	411,946
New York Mortgage Trust Inc.[b]	147,360	997,627
One Liberty Properties Inc.	26,786	588,221
PMC Commercial Trust	28,276	232,429
Preferred Apartment Communities Inc.[b]	33,279	299,511
RAIT Financial Trust[b]	161,123	1,211,645

138

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2013

Security	Shares	Value

Sotherly Hotels Inc.[b]	20,119	$88,725
Summit Hotel Properties Inc.	152,363	1,439,830
Terreno Realty Corp.	48,625	901,021
Trade Street Residential Inc.	17,083	150,330
UMH Properties Inc.	46,111	473,560
Urstadt Biddle Properties Inc. Class A	47,913	966,405
Western Asset Mortgage Capital Corp.[b]	56,082	979,192
Whitestone REIT Class B	39,517	622,788
Winthrop Realty Trust[b]	70,635	849,739

		25,317,650
RETAIL — 4.60%
Adolor Corp. Escrow[a,c]	77,501	1
ALCO Stores Inc.[a]	838	9,243
America’s Car-Mart Inc.[a,b]	18,268	789,908
Ark Restaurants Corp.	8,398	178,289
bebe stores inc.	79,143	443,992
Big 5 Sporting Goods Corp.	38,528	845,690
Biglari Holdings Inc.[a,b]	2,529	1,037,902
Body Central Corp.[a,b]	37,299	496,823
Bon-Ton Stores Inc. (The)	32,021	577,979
Books-A-Million Inc.[a,b]	17,532	45,934
Bravo Brio Restaurant Group Inc.[a,b]	45,055	802,880
Build-A-Bear Workshop Inc.[a,b]	29,101	176,643
Cache Inc.[a,b]	29,155	129,740
Carrols Restaurant Group Inc.[a]	56,095	362,374
Christopher & Banks Corp.[a]	84,220	567,643
Chuy’s Holdings Inc.[a]	37,204	1,426,401
Citi Trends Inc.[a]	35,848	520,871
Coldwater Creek Inc.[a]	51,907	129,767
Cosi Inc.[a]	42,352	93,174
Del Frisco’s Restaurant Group Inc.[a]	24,555	525,723
Denny’s Corp.[a]	216,780	1,218,304
Destination Maternity Corp.	31,200	767,520
Destination XL Group Inc.[a,b]	97,771	619,868
Diversified Restaurant Holdings Inc.[a]	24,389	194,136
Einstein Noah Restaurant Group Inc.	13,929	197,792
Famous Dave’s of America Inc.[a]	16,776	261,538
Frisch’s Restaurants Inc.	8,492	158,461
Gaiam Inc. Class Aa	37,191	165,872
Gordmans Stores Inc.[a]	20,433	278,093
Haverty Furniture Companies Inc.	45,407	1,044,815
Jamba Inc.[a,b]	37,963	566,788
Kirkland’s Inc.[a]	32,258	556,450
Kona Grill Inc.[a]	18,596	217,945
Luby’s Inc.[a]	45,715	386,292
MarineMax Inc.[a]	53,217	602,949
Nathan’s Famous Inc.[a,b]	6,906	360,838
New York & Co. Inc.[a]	66,057	419,462
Pacific Sunwear of California Inc.[a]	104,163	380,195
Pantry Inc. (The)[a]	55,019	670,131
PC Connection Inc.	21,338	329,672
PC Mall Inc.[a,b]	25,318	243,053
Perfumania Holdings Inc.[a,b]	12,517	65,088
PetMed Express Inc.	46,391	584,527
Pizza Inn Holdings Inc.[a]	14,189	81,303
RadioShack Corp.	226,750	716,530
Red Robin Gourmet Burgers Inc.[a]	32,821	1,811,063
Roundy’s Inc.	58,082	483,823
Ruth’s Hospitality Group Inc.	82,312	993,506
Shoe Carnival Inc.	34,389	825,680
Stein Mart Inc.	63,507	866,871

Security	Shares	Value

Steinway Musical Instruments Inc.[a]	15,782	$480,246
Systemax Inc.	24,785	233,227
Tilly’s Inc. Class Aa	23,103	369,648
Trans World Entertainment Corp.	32,249	156,730
Tuesday Morning Corp.[a]	98,440	1,020,823
West Marine Inc.[a]	41,040	451,440
Wet Seal Inc. Class Aa,b	204,819	964,697
Winmark Corp.	5,486	355,877
Zale Corp.[a]	74,964	682,172

		29,944,402
SAVINGS & LOANS — 3.86%
Bank Mutual Corp.	122,677	691,898
BankFinancial Corp.	59,741	507,798
BBX Capital Corp.[a]	19,570	252,649
Berkshire Hills Bancorp Inc.	60,229	1,671,957
BofI Holding Inc.[a,b]	29,773	1,364,199
BSB Bancorp Inc.[a,b]	26,927	354,090
Cape Bancorp Inc.	41,156	390,982
CFS Bancorp Inc.	22,177	237,737
Charter Financial Corp.	52,170	525,874
Cheviot Financial Corp.	16,464	186,537
Chicopee Bancorp Inc.	8,844	149,464
Clifton Savings Bancorp Inc.	21,729	257,489
Community Bankers Trust Corp.[a]	8,440	30,553
ESB Financial Corp.	35,833	434,654
ESSA Bancorp Inc.	34,362	376,607
First Defiance Financial Corp.	24,435	551,009
First Federal Bancshares of Arkansas Inc.[a]	9,113	71,993
First Financial Holdings Inc.	44,059	934,491
First Financial Northwest Inc.	47,889	493,736
First PacTrust Bancorp Inc.	33,289	452,065
Flushing Financial Corp.	71,516	1,176,438
Fox Chase Bancorp Inc.	33,537	570,129
Hampden Bancorp Inc.	12,161	181,320
Heritage Financial Group Inc.	28,009	413,133
Hingham Institution for Savings	2,916	197,938
Home Bancorp Inc.[a]	15,190	281,015
Home Federal Bancorp Inc.	37,869	482,451
HomeStreet Inc.	32,811	703,796
HomeTrust Bancshares Inc.[a]	50,476	856,073
HopFed Bancorp Inc.	18,229	195,050
Laporte Bancorp Inc.	3,507	35,421
Meridian Interstate Bancorp Inc.[a]	21,997	414,203
Meta Financial Group Inc.	12,506	328,658
NASB Financial Inc.[a]	10,706	280,176
OceanFirst Financial Corp.	38,181	593,714
Pacific Premier Bancorp Inc.[a]	35,354	432,026
Peoples Federal Bancshares Inc.	21,634	390,926
Provident Financial Holdings Inc.	26,137	415,056
Provident New York Bancorp	109,915	1,026,606
Pulaski Financial Corp.	29,352	280,312
PVF Capital Corp.[a]	46,169	184,676
Rockville Financial Inc.	63,671	832,817
Roma Financial Corp.	21,600	392,256
SI Financial Group Inc.	34,417	380,308
Simplicity Bancorp Inc.	28,782	417,339
Territorial Bancorp Inc.	36,007	814,118
United Community Financial Corp.[a]	96,795	450,097
United Financial Bancorp Inc.	54,571	826,751
Waterstone Financial Inc.[a]	23,396	237,703
Westfield Financial Inc.	44,867	314,069

139

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2013

Security	Shares	Value

WSFS Financial Corp.	20,694	$1,084,159

		25,124,516
SEMICONDUCTORS — 3.36%
Alpha & Omega Semiconductor Ltd.[a]	41,812	319,444
Ambarella Inc.[a,b]	42,338	712,549
Amtech Systems Inc.[a,b]	25,407	161,589
ANADIGICS Inc.[a]	182,036	400,479
Axcelis Technologies Inc.[a]	242,604	441,539
AXT Inc.[a,b]	79,479	214,593
Cascade Microtech Inc.[a]	23,634	157,402
CEVA Inc.[a]	50,352	974,815
Cohu Inc.	56,632	707,900
DSP Group Inc.[a]	52,788	438,668
eMagin Corp.	43,967	156,523
Emcore Corp.[a,b]	63,512	228,643
Entropic Communications Inc.[a]	203,746	869,995
Exar Corp.[a]	87,316	940,393
FormFactor Inc.[a]	124,453	840,058
GigOptix Inc.[a]	43,199	56,159
GSI Technology Inc.[a]	49,980	315,874
Ikanos Communications Inc.[a]	93,626	139,503
Inphi Corp.[a,b]	60,021	660,231
Integrated Silicon Solution Inc.[a]	64,297	704,695
Intermolecular Inc.[a,b]	37,975	276,078
inTEST Corp.	22,561	84,829
IXYS Corp.	55,784	616,971
Kopin Corp.[a]	152,549	565,957
LTX-Credence Corp.[a]	108,161	647,884
Mattson Technology Inc.[a,b]	130,356	284,176
MaxLinear Inc. Class Aa	55,938	391,566
Mindspeed Technologies Inc.[a,b]	97,169	314,828
MoSys Inc.[a,b]	108,099	434,558
Nanometrics Inc.[a]	53,085	778,757
Peregrine Semiconductor Corp.[a]	60,127	655,986
Pericom Semiconductor Corp.[a]	53,033	377,595
Photronics Inc.[a,b]	139,906	1,127,642
Pixelworks Inc.[a]	35,909	122,809
PLX Technology Inc.[a]	104,590	497,848
QuickLogic Corp.[a,b]	103,668	229,106
Richardson Electronics Ltd.	36,616	429,872
Rubicon Technology Inc.[a,b]	40,563	324,910
Rudolph Technologies Inc.[a]	74,392	833,190
Sigma Designs Inc.[a,b]	74,018	373,791
Silicon Image Inc.[a]	177,396	1,037,767
Supertex Inc.	23,154	553,612
Ultra Clean Holdings Inc.[a]	62,386	377,435
Vitesse Semiconductor Corp.[a]	98,557	259,205
Volterra Semiconductor Corp.[a]	56,894	803,343

		21,840,767
SOFTWARE — 3.13%
Accelrys Inc.[a]	127,574	1,071,622
Actuate Corp.[a]	109,379	726,276
American Software Inc. Class A	58,730	510,364
Audience Inc.[a,b]	22,941	303,051
Avid Technology Inc.[a]	74,040	435,355
Callidus Software Inc.[a,b]	87,091	573,930
Concurrent Computer Corp.	27,235	208,348
Cover-All Technologies Inc.[a]	28,540	39,671
Datawatch Corp.[a]	12,999	234,502

Security	Shares	Value

Digi International Inc.[a]	60,391	$565,864
E2open Inc.[a,b]	33,794	591,395
Envestnet Inc.[a,b]	52,251	1,285,375
EPIQ Systems Inc.	71,541	963,657
Evolving Systems Inc.	28,729	190,473
Exa Corp.[a,b]	21,613	222,614
FalconStor Software Inc.[a,b]	73,447	100,622
Geeknet Inc.[a,b]	10,738	148,829
Glu Mobile Inc.[a,b]	129,044	283,897
Greenway Medical Technologies Inc.[a,b]	33,204	409,737
Guidance Software Inc.[a,b]	39,736	347,293
inContact Inc.[a]	122,952	1,010,665
Innodata Inc.[a,b]	52,566	168,211
Market Leader Inc.[a,b]	57,479	615,025
Model N Inc.[a]	18,459	431,202
Official Payments Holdings Inc.[a,b]	37,207	254,868
Omnicell Inc.[a]	79,234	1,628,259
Park City Group Inc.[a]	26,077	197,664
PDF Solutions Inc.[a]	58,034	1,069,567
Planet Payment Inc.[a]	107,682	297,202
Proofpoint Inc.[a,b]	49,899	1,209,053
QAD Inc. Class A	18,402	211,255
Rally Software Development Corp.[a]	15,695	389,550
Rosetta Stone Inc.[a]	26,453	389,917
Sapiens International Corp.	40,411	231,959
Schawk Inc.	30,079	394,937
SciQuest Inc.[a]	52,572	1,316,928
SeaChange International Inc.[a]	75,698	886,423
Simulations Plus Inc.	20,632	86,035
Smith Micro Software Inc.[a,b]	6,631	7,029
Sonic Foundry Inc.[a]	5,794	61,416
SoundBite Communications Inc.	18,009	89,865
Streamline Health Solutions Inc.[a]	35,138	230,857

		20,390,762
TELECOMMUNICATIONS — 4.10%
8x8 Inc.[a,b]	166,794	1,374,382
Alaska Communications Systems Group Inc.	9,348	15,705
Alliance Fiber Optic Products Inc.	13,867	277,479
Alteva	21,207	209,525
Anaren Inc.[a]	29,594	678,886
Aviat Networks Inc.[a]	137,293	359,708
Aware Inc.	35,133	182,692
Black Box Corp.	36,697	929,168
CalAmp Corp.[a]	80,864	1,180,614
Cbeyond Inc.[a]	51,443	403,313
Clearfield Inc.[a]	28,080	264,514
ClearOne Inc.[a]	16,216	137,998
Communications Systems Inc.	20,554	197,729
Comtech Telecommunications Corp.	39,033	1,049,597
Consolidated Communications Holdings Inc.	92,595	1,612,079
Cyan Inc.[a]	18,197	190,159
Extreme Networks Inc.[a]	214,546	740,184
Fairpoint Communications Inc.[a,b]	46,039	384,426
General Communication Inc. Class Aa	73,106	572,420
Globecomm Systems Inc.[a]	54,712	691,560
Hawaiian Telcom Holdco Inc.[a,b]	25,067	630,686
Hickory Tech Corp.	37,786	401,665
I.D. Systems Inc.[a]	22,713	114,246
IDT Corp. Class B	35,682	666,897
Inteliquent Inc.	74,000	425,500
KVH Industries Inc.[a]	36,346	483,765

140

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2013

Security	Shares	Value

Leap Wireless International Inc.[a]	122,797	$826,424
Lumos Networks Corp.	36,961	632,033
Meru Networks Inc.[a]	42,612	171,726
Multiband Corp.[a]	50,189	159,099
Neonode Inc.[a,b]	60,785	361,671
NeoPhotonics Corp.[a]	47,659	414,157
Novatel Wireless Inc.[a,b]	80,986	319,895
NTELOS Holdings Corp.	34,766	572,248
NTS Inc.[a]	24,947	39,167
Numerex Corp. Class Aa,b	33,174	370,222
Oclaro Inc.[a,b]	194,851	229,924
Oplink Communications Inc.[a]	43,536	756,220
ORBCOMM Inc.[a,b]	84,828	380,878
ParkerVision Inc.[a,b]	202,814	922,804
Preformed Line Products Co.	5,234	347,066
Primus Telecommunications Group Inc.	30,301	361,794
Procera Networks Inc.[a,b]	47,340	649,978
Relm Wireless Corp.[a]	11,487	34,461
RF Industries Ltd.	17,073	100,218
RigNet Inc.[a]	30,002	764,451
Shenandoah Telecommunications Co.	54,645	911,479
ShoreTel Inc.[a]	136,007	548,108
Symmetricom Inc.[a]	96,902	435,090
TeleNav Inc.[a]	45,262	236,720
TESSCO Technologies Inc.	14,046	370,814
UniTek Global Services Inc.[a,b]	53,064	74,290
USA Mobility Inc.	54,525	739,904
Vringo Inc.[a,b]	153,281	485,901
Westell Technologies Inc. Class Aa	111,240	265,864

		26,657,503
TEXTILES — 0.12%
Crown Crafts Inc.	31,051	190,964
Culp Inc.	21,034	365,781
Dixie Group Inc.[a]	29,388	243,920

		800,665
TOYS, GAMES & HOBBIES — 0.08%
JAKKS Pacific Inc.	45,695	514,069

		514,069
TRANSPORTATION — 1.74%
Air Transport Services Group Inc.[a,b]	118,640	784,210
Arkansas Best Corp.	59,186	1,358,319
Baltic Trading Ltd.	66,816	247,887
CAI International Inc.[a]	39,675	935,140
Celadon Group Inc.	46,072	840,814
Covenant Transportation Group Class Aa	27,928	174,271
DHT Holdings Inc.	8,771	39,294
Eagle Bulk Shipping Inc.[a,b]	41,531	151,588
Echo Global Logistics Inc.[a,b]	41,128	801,585
Frontline Ltd.[a]	125,530	222,188
Genco Shipping & Trading Ltd.[a,b]	85,214	138,899
International Shipholding Corp.	13,037	304,153
Knightsbridge Tankers Ltd.	54,857	403,747
P.A.M. Transportation Services Inc.	12,323	125,325
Pacer International Inc.[a]	84,221	531,434
Patriot Transportation Holding Inc.[a]	13,943	418,848
PHI Inc.[a]	29,198	1,001,491
Quality Distribution Inc.[a,b]	51,051	451,291

Security	Shares	Value

Rand Logistics Inc.[a,b]	49,066	$251,709
Teekay Tankers Ltd. Class Ab	163,547	430,129
Ultrapetrol (Bahamas) Ltd.[a,b]	56,051	159,745
USA Truck Inc.[a,b]	25,554	164,568
XPO Logistics Inc.[a,b]	43,407	785,233
YRC Worldwide Inc.[a,b]	21,325	613,094

		11,334,962
TRUCKING & LEASING — 0.25%
Greenbrier Companies Inc. (The)[a,b]	56,547	1,378,051
Willis Lease Finance Corp.[a,b]	19,783	267,268

		1,645,319
VENTURE CAPITAL — 0.22%
Fidus Investment Corp.[b]	34,771	650,565
GSV Capital Corp.[a,b]	46,338	364,217
Harris & Harris Group Inc.[a,b]	82,944	252,150
Keating Capital Inc.	27,211	184,490

		1,451,422
WATER — 0.60%
Artesian Resources Corp. Class A	22,836	508,786
Connecticut Water Service Inc.	25,162	722,149
Consolidated Water Co. Ltd.[b]	35,471	405,434
Middlesex Water Co.	37,100	739,032
SJW Corp.	35,517	930,545
York Water Co. (The)	31,687	603,004

		3,908,950

TOTAL COMMON STOCKS
(Cost: $647,964,208)		648,308,594

INVESTMENT COMPANIES — 0.07%

CLOSED-END FUNDS — 0.07%
Firsthand Technology Value Fund Inc.[a,b]	22,413	445,122

		445,122

TOTAL INVESTMENT COMPANIES (Cost: $427,898)		445,122

SHORT-TERM INVESTMENTS — 15.49%

MONEY MARKET FUNDS — 15.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	90,121,423	90,121,423
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,e,f]	6,301,643	6,301,643

141

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	4,379,585	$4,379,585

		100,802,651

TOTAL SHORT-TERM INVESTMENTS
(Cost: $100,802,651)		100,802,651

TOTAL INVESTMENTS IN SECURITIES — 115.18%
(Cost: $749,194,757)		749,556,367
Other Assets, Less Liabilities — (15.18)%		(98,761,004)

NET ASSETS — 100.00%		$650,795,363

NVS —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

142

Schedule of Investments   (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.89%

BIOTECHNOLOGY — 66.46%
Acorda Therapeutics Inc.[a]	374,678	$12,360,627
Aegerion Pharmaceuticals Inc.[a,b]	265,734	16,831,592
Alexion Pharmaceuticals Inc.[a]	1,258,527	116,086,530
Alnylam Pharmaceuticals Inc.[a]	573,189	17,774,591
AMAG Pharmaceuticals Inc.[a]	199,322	4,434,914
Amarin Corp. PLC SP ADR[a,b]	1,317,010	7,638,658
Amgen Inc.	2,442,180	240,945,479
Arena Pharmaceuticals Inc.[a,b]	2,009,191	15,470,771
ARIAD Pharmaceuticals Inc.[a,b]	1,703,800	29,799,462
ArQule Inc.[a]	577,450	1,339,684
Astex Pharmaceuticals Inc.[a]	874,068	3,592,419
Biogen Idec Inc.[a]	1,033,776	222,468,595
Celgene Corp.[a]	1,985,543	232,129,832
Celldex Therapeutics Inc.[a,b]	747,143	11,662,902
Cubist Pharmaceuticals Inc.[a,b]	601,301	29,042,838
Curis Inc.[a]	743,825	2,372,802
Dendreon Corp.[a,b]	1,449,596	5,972,335
Enzon Pharmaceuticals Inc.	404,764	809,528
Exelixis Inc.[a,b]	1,693,424	7,688,145
Geron Corp.[a]	1,206,766	1,810,149
Gilead Sciences Inc.[a]	4,506,462	230,775,919
GTx Inc.[a]	581,551	3,838,237
Halozyme Therapeutics Inc.[a,b]	1,045,448	8,300,857
Illumina Inc.[a,b]	1,147,336	85,866,626
ImmunoGen Inc.[a,b]	779,772	12,936,417
Immunomedics Inc.[a,b]	764,320	4,157,901
Incyte Corp.[a,b]	1,251,368	27,530,096
InterMune Inc.[a,b]	752,672	7,240,705
Lexicon Pharmaceuticals Inc.[a,b]	4,738,407	10,282,343
Life Technologies Corp.[a]	1,589,488	117,638,007
Ligand Pharmaceuticals Inc. Class Ba,b	187,037	6,998,925
Medicines Co. (The)[a]	516,297	15,881,296
Merrimack Pharmaceuticals Inc.[a,b]	887,952	5,975,917
Momenta Pharmaceuticals Inc.[a]	479,813	7,225,984
Myriad Genetics Inc.[a,b]	734,273	19,729,915
NewLink Genetics Corp.[a,b]	235,561	4,645,263
Novavax Inc.[a,b]	1,411,630	2,893,841
NPS Pharmaceuticals Inc.[a,b]	926,359	13,988,021
Omeros Corp.[a,b]	275,601	1,389,029
Oncothyreon Inc.[a,b]	527,160	822,370
Pacific Biosciences of California Inc.[a,b]	561,603	1,415,240
PDL BioPharma Inc.[b]	1,291,403	9,969,631
Regeneron Pharmaceuticals Inc.[a]	842,649	189,494,907
Repligen Corp.[a,b]	287,648	2,370,220
Rigel Pharmaceuticals Inc.[a]	805,341	2,689,839
Sangamo BioSciences Inc.[a,b]	496,434	3,877,150
Seattle Genetics Inc.[a,b]	1,118,631	35,192,131
Sequenom Inc.[a,b]	1,063,970	4,479,314
Sinovac Biotech Ltd.[a,b]	508,927	2,000,083
Spectrum Pharmaceuticals Inc.[b]	554,647	4,137,667
Trius Therapeutics Inc.[a,b]	442,092	3,589,787
United Therapeutics Corp.[a,b]	458,016	30,146,613
Vertex Pharmaceuticals Inc.[a]	1,528,543	122,084,729
Vical Inc.[a,b]	798,676	2,499,856
XOMA Corp.[a,b]	766,838	2,783,622

		1,985,080,311

Security	Shares	Value

COMMERCIAL SERVICES — 0.15%
Albany Molecular Research Inc.[a]	290,157	$3,444,164
AVEO Pharmaceuticals Inc.[a]	472,640	1,181,600

		4,625,764
HEALTH CARE — PRODUCTS — 2.98%
Affymetrix Inc.[a,b]	656,357	2,914,225
Cerus Corp.[a,b]	644,044	2,846,674
Genomic Health Inc.[a,b]	279,257	8,855,239
Luminex Corp.[a]	384,213	7,918,630
QIAGEN NVa,b	2,158,047	42,966,716
TECHNE Corp.	339,558	23,456,667

		88,958,151
PHARMACEUTICALS — 30.30%
ACADIA Pharmaceuticals Inc.[a,b]	814,112	14,776,133
Achillion Pharmaceuticals Inc.[a]	892,005	7,296,601
Akorn Inc.[a,b]	885,498	11,971,933
Alkermes PLC[a]	1,239,118	35,537,904
Amicus Therapeutics Inc.[a,b]	458,302	1,067,844
Anacor Pharmaceuticals Inc.[a,b]	373,938	2,090,313
Array BioPharma Inc.[a]	1,076,650	4,887,991
Auxilium Pharmaceuticals Inc.[a]	455,428	7,573,768
AVANIR Pharmaceuticals Inc. Class Aa	1,339,821	6,163,177
BioMarin Pharmaceutical Inc.[a]	1,282,405	71,545,375
Cadence Pharmaceuticals Inc.[a]	791,084	5,395,193
Clovis Oncology Inc.[a]	242,086	16,214,920
Cytori Therapeutics Inc.[a,b]	620,475	1,427,093
Depomed Inc.[a]	521,579	2,926,058
Dyax Corp.[a]	1,009,381	3,492,458
Endo Health Solutions Inc.[a]	1,034,934	38,075,222
Endocyte Inc.[a,b]	332,162	4,361,287
Furiex Pharmaceuticals Inc.[a,b]	93,432	3,183,228
Grifols SA SP ADR	916,866	26,112,344
Hi-Tech Pharmacal Co. Inc.	125,376	4,162,483
Hyperion Therapeutics Inc.[a,b]	185,031	4,070,682
Idenix Pharmaceuticals Inc.[a,b]	1,236,909	4,465,241
Impax Laboratories Inc.[a]	631,270	12,593,836
Infinity Pharmaceuticals Inc.[a]	441,955	7,181,769
Ironwood Pharmaceuticals Inc. Class Aa,b	858,344	8,540,523
Isis Pharmaceuticals Inc.[a,b]	1,042,277	28,005,983
Jazz Pharmaceuticals PLC[a]	542,668	37,297,572
MannKind Corp.[a,b]	2,683,861	17,445,096
Medivation Inc.[a,b]	691,899	34,041,431
Mylan Inc.[a]	3,515,611	109,089,409
Nektar Therapeutics[a]	1,065,332	12,304,585
Neurocrine Biosciences Inc.[a]	614,761	8,225,502
Onyx Pharmaceuticals Inc.[a,b]	671,007	58,256,828
Optimer Pharmaceuticals Inc.[a,b]	449,968	6,511,037
Orexigen Therapeutics Inc.[a]	873,952	5,112,619
Osiris Therapeutics Inc.[a,b]	304,313	3,064,432
Pacira Pharmaceuticals Inc.[a]	305,086	8,847,494
Pain Therapeutics Inc.[a]	418,297	924,436
Progenics Pharmaceuticals Inc.[a]	457,207	2,039,143
QLT Inc.[a]	469,767	2,062,277
Questcor Pharmaceuticals Inc.[b]	549,676	24,988,271
Raptor Pharmaceutical Corp.[a,b]	511,875	4,786,031
Salix Pharmaceuticals Ltd.[a]	565,401	37,401,276
Santarus Inc.[a]	598,403	12,596,383
Sarepta Therapeutics Inc.[a,b]	294,771	11,216,037

143

Schedule of Investments   (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

June 30, 2013

Security	Shares	Value

SciClone Pharmaceuticals Inc.[a,b]	499,339	$2,476,721
Shire PLC SP ADR	342,647	32,589,156
SIGA Technologies Inc.[a,b]	481,721	1,368,088
Sucampo Pharmaceuticals Inc. Class Aa	387,589	2,550,336
Supernus Pharmaceuticals Inc.[a,b]	286,097	1,839,604
Synageva BioPharma Corp.[a,b]	251,826	10,576,692
Synergy Pharmaceuticals Inc.[a]	832,964	3,598,404
Synta Pharmaceuticals Corp.[a,b]	638,814	3,187,682
Targacept Inc.[a,b]	310,633	1,326,403
Theravance Inc.[a,b]	917,135	35,337,212
Vanda Pharmaceuticals Inc.[a,b]	261,856	2,115,796
ViroPharma Inc.[a]	601,985	17,246,870
VIVUS Inc.[a,b]	928,922	11,685,839
Warner Chilcott PLC Class A	2,312,922	45,980,889
XenoPort Inc.[a]	437,925	2,167,729
Zogenix Inc.[a,b]	923,967	1,579,984

		904,956,623

TOTAL COMMON STOCKS (Cost: $2,856,689,024)		2,983,620,849

SHORT-TERM INVESTMENTS — 16.95%

MONEY MARKET FUNDS — 16.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c],[d,e]	471,803,941	471,803,941
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%c,[d,e]	32,990,380	32,990,380
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,e]	1,450,552	1,450,552

		506,244,873

TOTAL SHORT-TERM INVESTMENTS (Cost: $506,244,873)		506,244,873

TOTAL INVESTMENTS IN SECURITIES — 116.84% (Cost: $3,362,933,897)		3,489,865,722
Other Assets, Less Liabilities — (16.84)%		(502,903,918)

NET ASSETS — 100.00%		$2,986,961,804

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

144

Schedule of Investments   (Unaudited)

iSHARES® RUSSELL 1000 ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.29%

ADVERTISING — 0.16%
Clear Channel Outdoor Holdings Inc. Class Aa	19,584	$146,097
Interpublic Group of Companies Inc. (The)	198,077	2,882,020
Lamar Advertising Co. Class Aa	36,432	1,581,149
Omnicom Group Inc.	119,561	7,516,800

		12,126,066
AEROSPACE & DEFENSE — 1.80%
Alliant Techsystems Inc.	14,879	1,224,988
B/E Aerospace Inc.[a]	45,649	2,879,539
Boeing Co. (The)	350,791	35,935,030
Exelis Inc.	86,988	1,199,564
General Dynamics Corp.	138,100	10,817,373
L-3 Communications Holdings Inc.	41,613	3,567,899
Lockheed Martin Corp.	120,034	13,018,888
Northrop Grumman Corp.	108,733	9,003,092
Raytheon Co.	150,090	9,923,951
Rockwell Collins Inc.	62,729	3,977,646
Spirit AeroSystems Holdings Inc. Class Aa	55,220	1,186,126
TransDigm Group Inc.	24,228	3,798,224
Triumph Group Inc.	23,853	1,887,965
United Technologies Corp.	425,058	39,504,890

		137,925,175
AGRICULTURE — 1.67%
Altria Group Inc.	928,746	32,496,823
Archer-Daniels-Midland Co.	304,715	10,332,886
Bunge Ltd.	68,009	4,812,997
Lorillard Inc.	174,662	7,629,236
Philip Morris International Inc.	756,207	65,502,650
Reynolds American Inc.	145,727	7,048,815

		127,823,407
AIRLINES — 0.26%
Alaska Air Group Inc.[a]	32,511	1,690,572
Copa Holdings SA Class A	15,381	2,016,757
Delta Air Lines Inc.[a]	395,984	7,408,861
Southwest Airlines Co.	333,968	4,304,847
United Continental Holdings Inc.[a]	154,403	4,831,270

		20,252,307
APPAREL — 0.71%
Carter’s Inc.	27,395	2,029,148
Coach Inc.	129,922	7,417,247
Deckers Outdoor Corp.[a]	15,931	804,675
Hanesbrands Inc.	45,562	2,342,798
Michael Kors Holdings Ltd.[a,b]	93,170	5,778,403
Nike Inc. Class B	327,503	20,855,391
Ralph Lauren Corp.	27,739	4,819,374
Under Armour Inc. Class Aa,b	38,715	2,311,672
VF Corp.	40,484	7,815,841

		54,174,549

Security	Shares	Value

AUTO MANUFACTURERS — 0.73%
Ford Motor Co.	1,784,891	$27,612,264
General Motors Co.[a]	385,025	12,825,183
Navistar International Corp.[a,b]	25,822	716,819
Oshkosh Corp.[a]	40,682	1,544,695
PACCAR Inc.	163,547	8,775,932
Tesla Motors Inc.[a,b]	38,659	4,153,136

		55,628,029
AUTO PARTS & EQUIPMENT — 0.45%
Allison Transmission Holdings Inc.	15,842	365,633
BorgWarner Inc.[a]	53,431	4,603,081
Delphi Automotive PLC	144,560	7,327,746
Goodyear Tire & Rubber Co. (The)[a]	113,601	1,736,959
Johnson Controls Inc.	316,721	11,335,445
Lear Corp.	42,751	2,584,726
TRW Automotive Holdings Corp.[a]	49,760	3,306,054
Visteon Corp.[a]	23,012	1,452,518
WABCO Holdings Inc.[a]	26,993	2,016,107

		34,728,269
BANKS — 7.13%
Associated Banc-Corp	77,547	1,205,856
Bank of America Corp.	4,984,515	64,100,863
Bank of Hawaii Corp.	20,734	1,043,335
Bank of New York Mellon Corp. (The)	536,650	15,053,033
BankUnited Inc.	29,765	774,188
BB&T Corp.	324,439	10,991,993
BOK Financial Corp.	12,241	784,036
Capital One Financial Corp.	270,098	16,964,855
CapitalSource Inc.	90,646	850,259
CIT Group Inc.[a]	93,055	4,339,155
Citigroup Inc.	1,406,936	67,490,720
City National Corp.	21,587	1,367,968
Comerica Inc.	86,300	3,437,329
Commerce Bancshares Inc.	35,570	1,549,429
Cullen/Frost Bankers Inc.	24,060	1,606,486
East West Bancorp Inc.	62,962	1,731,455
Fifth Third Bancorp	404,410	7,299,601
First Citizens BancShares Inc. Class A	3,495	671,215
First Horizon National Corp.	111,536	1,249,203
First Republic Bank	53,826	2,071,224
Fulton Financial Corp.	90,229	1,035,829
Goldman Sachs Group Inc. (The)	211,998	32,064,697
Huntington Bancshares Inc.	387,814	3,055,974
J.P. Morgan Chase & Co.	1,747,606	92,256,121
KeyCorp	425,614	4,698,779
M&T Bank Corp.	59,649	6,665,776
Morgan Stanley	704,062	17,200,235
Northern Trust Corp.	110,616	6,404,666
PNC Financial Services Group Inc. (The)[c]	244,789	17,850,014
Popular Inc.[a]	47,740	1,447,954
Regions Financial Corp.	653,502	6,227,874
Signature Bank[a,b]	21,850	1,813,987
State Street Corp.	210,874	13,751,094
SunTrust Banks Inc.	249,759	7,884,892
SVB Financial Group[a]	20,844	1,736,722
Synovus Financial Corp.	366,814	1,071,097
TCF Financial Corp.	75,769	1,074,404
U.S. Bancorp	855,216	30,916,058

145

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2013

Security	Shares	Value

Valley National Bancorp	92,123	$872,405
Wells Fargo & Co.	2,232,312	92,127,516
Zions Bancorp	85,191	2,460,316

		547,198,613
BEVERAGES — 2.13%
Beam Inc.	74,392	4,694,879
Brown-Forman Corp. Class B NVS	69,930	4,723,772
Coca-Cola Co. (The)	1,768,497	70,934,415
Coca-Cola Enterprises Inc.	126,709	4,455,088
Constellation Brands Inc. Class Aa	71,103	3,705,888
Dr Pepper Snapple Group Inc.	94,349	4,333,450
Green Mountain Coffee Roasters Inc.[a,b]	68,983	5,177,864
Molson Coors Brewing Co. Class B NVS	64,599	3,091,708
Monster Beverage Corp.[a]	62,048	3,770,657
PepsiCo Inc.	715,014	58,480,995

		163,368,716
BIOTECHNOLOGY — 2.10%
Alexion Pharmaceuticals Inc.[a]	90,229	8,322,723
Amgen Inc.	346,765	34,211,835
ARIAD Pharmaceuticals Inc.[a,b]	85,395	1,493,559
Bio-Rad Laboratories Inc. Class Aa	9,467	1,062,197
Biogen Idec Inc.[a]	109,755	23,619,276
Celgene Corp.[a]	192,863	22,547,613
Charles River Laboratories International Inc.[a,b]	22,670	930,150
Cubist Pharmaceuticals Inc.[a]	30,148	1,456,148
Gilead Sciences Inc.[a,b]	705,278	36,117,286
Illumina Inc.[a,b]	57,507	4,303,824
Incyte Corp.[a]	47,583	1,046,826
Life Technologies Corp.[a]	79,565	5,888,606
Myriad Genetics Inc.[a,b]	36,828	989,568
Regeneron Pharmaceuticals Inc.[a]	37,030	8,327,307
Seattle Genetics Inc.[a]	46,421	1,460,405
United Therapeutics Corp.[a]	21,507	1,415,591
Vertex Pharmaceuticals Inc.[a,b]	102,368	8,176,132

		161,369,046
BUILDING MATERIALS — 0.22%
Armstrong World Industries Inc.[a]	12,728	608,271
Eagle Materials Inc.	22,891	1,516,987
Fortune Brands Home & Security Inc.	76,297	2,955,746
Lennox International Inc.	23,298	1,503,653
Martin Marietta Materials Inc.	21,299	2,096,248
Masco Corp.	165,006	3,215,967
Owens Corning[a]	54,969	2,148,188
Vulcan Materials Co.	60,086	2,908,763

		16,953,823
CHEMICALS — 2.41%
Air Products and Chemicals Inc.	96,327	8,820,663
Airgas Inc.	30,282	2,890,720
Albemarle Corp.	40,616	2,529,971
Ashland Inc.	36,539	3,051,007
Cabot Corp.	29,508	1,104,189
Celanese Corp. Series A	73,818	3,307,046
CF Industries Holdings Inc.	27,413	4,701,329
Cytec Industries Inc.	19,395	1,420,684
Dow Chemical Co. (The)	559,276	17,991,909

Security	Shares	Value

E.I. du Pont de Nemours and Co.	425,594	$22,343,685
Eastman Chemical Co.	71,595	5,012,366
Ecolab Inc.	121,241	10,328,521
FMC Corp.	62,941	3,843,177
Huntsman Corp.	89,344	1,479,537
International Flavors & Fragrances Inc.	37,680	2,832,029
Kronos Worldwide Inc.[b]	9,630	156,391
LyondellBasell Industries NV Class A	187,702	12,437,135
Monsanto Co.	246,832	24,387,002
Mosaic Co. (The)	138,742	7,465,707
NewMarket Corp.	4,381	1,150,275
PPG Industries Inc.	65,953	9,656,179
Praxair Inc.	136,745	15,747,554
Rockwood Holdings Inc.	35,916	2,299,701
RPM International Inc.	61,266	1,956,836
Sherwin-Williams Co. (The)	40,953	7,232,300
Sigma-Aldrich Corp.	55,641	4,471,311
Valspar Corp. (The)	41,204	2,664,663
W.R. Grace & Co.[a]	35,109	2,950,560
Westlake Chemical Corp.	9,417	907,893

		185,140,340
COAL — 0.06%
CONSOL Energy Inc.	105,710	2,864,741
Peabody Energy Corp.	124,667	1,825,125

		4,689,866
COMMERCIAL SERVICES — 1.73%
Aaron’s Inc.	35,052	981,807
ADT Corp. (The)	101,160	4,031,226
Alliance Data Systems Corp.[a,b]	22,743	4,117,165
Apollo Group Inc. Class Aa,b	45,074	798,711
Automatic Data Processing Inc.	224,352	15,448,879
Avis Budget Group Inc.[a]	49,817	1,432,239
Booz Allen Hamilton Holding Corp.	14,218	247,109
CoreLogic Inc.[a]	44,153	1,023,025
DeVry Inc.	29,077	901,969
Equifax Inc.	55,732	3,284,287
FleetCor Technologies Inc.[a]	31,395	2,552,413
Gartner Inc.[a,b]	43,349	2,470,460
Genpact Ltd.	77,713	1,495,198
Global Payments Inc.	35,245	1,632,548
H&R Block Inc.	125,910	3,494,002
Hertz Global Holdings Inc.[a,b]	160,126	3,971,125
Iron Mountain Inc.	78,772	2,096,123
KAR Auction Services Inc.	35,101	802,760
Lender Processing Services Inc.	40,227	1,301,343
Manpowergroup Inc.	35,662	1,954,278
MasterCard Inc. Class A	54,031	31,040,809
McGraw Hill Financial Inc.	126,736	6,741,088
Moody’s Corp.	89,912	5,478,338
Morningstar Inc.	9,559	741,587
Paychex Inc.	150,417	5,493,229
Quanta Services Inc.[a]	96,652	2,557,412
R.R. Donnelley & Sons Co.[b]	83,920	1,175,719
Robert Half International Inc.	64,520	2,144,000
Rollins Inc.	29,437	762,418
SAIC Inc.	135,124	1,882,277
SEI Investments Co.	66,650	1,894,860
Service Corp. International	97,872	1,764,632
Total System Services Inc.	75,537	1,849,146

146

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2013

Security	Shares	Value

Towers Watson & Co. Class A	30,140	$2,469,672
United Rentals Inc.[a,b]	43,573	2,174,728
Vantiv Inc. Class Aa	40,435	1,116,006
Verisk Analytics Inc. Class Aa	69,981	4,177,866
Weight Watchers International Inc.	12,464	573,344
Western Union Co.	257,593	4,407,416

		132,481,214
COMPUTERS — 5.17%
3D Systems Corp.[a]	46,513	2,041,921
Accenture PLC Class A	297,142	21,382,338
Apple Inc.	434,001	171,899,116
Brocade Communications Systems Inc.[a]	205,190	1,181,894
Cadence Design Systems Inc.[a,b]	130,850	1,894,708
Cognizant Technology Solutions Corp. Class Aa	139,460	8,731,591
Computer Sciences Corp.	69,460	3,040,264
Dell Inc.	579,413	7,735,164
Diebold Inc.	29,434	991,631
DST Systems Inc.	15,655	1,022,741
EMC Corp.	971,366	22,943,665
Fortinet Inc.[a]	62,722	1,097,635
Hewlett-Packard Co.	898,855	22,291,604
IHS Inc. Class Aa	30,392	3,172,317
International Business Machines Corp.	481,337	91,988,314
Jack Henry & Associates Inc.	39,817	1,876,575
Lexmark International Inc. Class A	29,136	890,688
MICROS Systems Inc.[a,b]	36,370	1,569,366
NCR Corp.[a]	76,015	2,507,735
NetApp Inc.[a]	166,643	6,295,773
Riverbed Technology Inc.[a,b]	75,562	1,175,745
SanDisk Corp.[a]	112,525	6,875,277
Stratasys Ltd.[a,b]	14,677	1,229,052
Synopsys Inc.[a]	71,094	2,541,610
Teradata Corp.[a]	75,552	3,794,977
Western Digital Corp.	97,682	6,065,075

		396,236,776
COSMETICS & PERSONAL CARE — 1.74%
Avon Products Inc.	200,254	4,211,342
Colgate-Palmolive Co.	431,269	24,707,401
Estee Lauder Companies Inc. (The) Class A	107,086	7,043,046
Procter & Gamble Co. (The)	1,267,251	97,565,654

		133,527,443
DISTRIBUTION & WHOLESALE — 0.38%
Arrow Electronics Inc.[a]	48,397	1,928,620
Fastenal Co.	137,168	6,289,153
Fossil Group Inc.[a]	23,779	2,456,608
Genuine Parts Co.	71,651	5,593,794
Ingram Micro Inc. Class Aa	70,436	1,337,580
LKQ Corp.[a,b]	138,066	3,555,200
W.W. Grainger Inc.	27,266	6,875,940
WESCO International Inc.[a,b]	20,394	1,385,976

		29,422,871
DIVERSIFIED FINANCIAL SERVICES — 2.60%
Affiliated Managers Group Inc.[a,b]	24,385	3,997,677
Air Lease Corp.	32,409	894,164
American Express Co.	438,089	32,751,534

Security	Shares	Value

Ameriprise Financial Inc.	93,183	$7,536,641
Artisan Partners Asset Management Inc.[a]	5,878	293,371
BlackRock Inc.[c]	60,375	15,507,319
CBOE Holdings Inc.	40,350	1,881,924
Charles Schwab Corp. (The)	507,633	10,777,048
CME Group Inc.	146,526	11,133,045
Discover Financial Services	226,759	10,802,799
E*TRADE Financial Corp.[a]	132,626	1,679,045
Eaton Vance Corp. NVS	55,496	2,086,095
Federated Investors Inc. Class B	42,900	1,175,889
Franklin Resources Inc.	63,318	8,612,514
Interactive Brokers Group Inc. Class A	21,644	345,655
IntercontinentalExchange Inc.[a,b]	33,646	5,980,913
Invesco Ltd.	205,592	6,537,826
Lazard Ltd. Class A	59,234	1,904,373
Legg Mason Inc.	51,387	1,593,511
LPL Financial Holdings Inc.	26,187	988,821
NASDAQ OMX Group Inc. (The)	51,522	1,689,406
Nationstar Mortgage Holdings Inc.[a]	9,900	370,656
NYSE Euronext Inc.	112,354	4,651,456
Ocwen Financial Corp.[a]	47,915	1,975,056
Raymond James Financial Inc.	56,370	2,422,783
SLM Corp.	205,402	4,695,490
T. Rowe Price Group Inc.	119,911	8,771,490
TD Ameritrade Holding Corp.	107,671	2,615,328
Visa Inc. Class A	241,567	44,146,369
Waddell & Reed Financial Inc. Class A	39,734	1,728,429

		199,546,627
ELECTRIC — 2.86%
AES Corp. (The)	287,070	3,441,969
Alliant Energy Corp.	51,287	2,585,891
Ameren Corp.	112,185	3,863,651
American Electric Power Co. Inc.	224,733	10,063,544
Calpine Corp.[a]	182,465	3,873,732
CMS Energy Corp.	123,372	3,352,017
Consolidated Edison Inc.	135,426	7,896,690
Dominion Resources Inc.	267,100	15,176,622
DTE Energy Co.	80,430	5,389,614
Duke Energy Corp.	326,311	22,025,993
Edison International	150,645	7,255,063
Entergy Corp.	82,388	5,740,796
Exelon Corp.	395,719	12,219,803
FirstEnergy Corp.	193,370	7,220,436
Great Plains Energy Inc.	71,078	1,602,098
Hawaiian Electric Industries Inc.	45,561	1,153,149
Integrys Energy Group Inc.	36,588	2,141,496
ITC Holdings Corp.	24,198	2,209,277
MDU Resources Group Inc.	87,310	2,262,202
National Fuel Gas Co.	34,018	1,971,343
NextEra Energy Inc.	196,338	15,997,620
Northeast Utilities	145,471	6,112,691
NRG Energy Inc.	149,109	3,981,210
NV Energy Inc.	108,862	2,553,903
OGE Energy Corp.	45,828	3,125,470
Pepco Holdings Inc.	114,937	2,317,130
PG&E Corp.	204,449	9,349,453
Pinnacle West Capital Corp.	50,835	2,819,817
PPL Corp.	273,880	8,287,609
Public Service Enterprise Group Inc.	233,943	7,640,578
SCANA Corp.	64,498	3,166,852
Southern Co. (The)	402,442	17,759,766

147

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2013

Security	Shares	Value

TECO Energy Inc.	100,603	$1,729,366
Westar Energy Inc.	58,670	1,875,093
Wisconsin Energy Corp.	105,754	4,334,856
Xcel Energy Inc.	229,909	6,515,621

		219,012,421
ELECTRICAL COMPONENTS & EQUIPMENT — 0.40%
AMETEK Inc.	112,602	4,763,064
Emerson Electric Co.	332,381	18,128,060
Energizer Holdings Inc.	28,777	2,892,376
Hubbell Inc. Class B	27,445	2,717,055
Molex Inc.	64,296	1,886,445

		30,387,000
ELECTRONICS — 1.04%
Agilent Technologies Inc.	160,515	6,863,621
Amphenol Corp. Class A	73,897	5,759,532
Avnet Inc.[a]	63,368	2,129,165
AVX Corp.	21,858	256,831
FLIR Systems Inc.	65,604	1,769,340
Garmin Ltd.	56,698	2,050,200
Gentex Corp.	66,388	1,530,243
Honeywell International Inc.	363,787	28,862,861
Jabil Circuit Inc.	93,695	1,909,504
Mettler-Toledo International Inc.[a,b]	13,958	2,808,350
National Instruments Corp.	44,513	1,243,693
PerkinElmer Inc.	51,758	1,682,135
Tech Data Corp.[a]	17,460	822,191
Thermo Fisher Scientific Inc.	165,954	14,044,687
Trimble Navigation Ltd.[a,b]	118,274	3,076,307
Vishay Intertechnology Inc.[a]	60,786	844,318
Waters Corp.[a]	39,620	3,963,981

		79,616,959
ENERGY — ALTERNATE SOURCES — 0.00%
Solarcity Corp.[a]	9,968	376,491

		376,491
ENGINEERING & CONSTRUCTION — 0.22%
AECOM Technology Corp.[a]	47,662	1,515,175
Chicago Bridge & Iron Co. NV	46,506	2,774,548
Fluor Corp.	75,307	4,466,458
Jacobs Engineering Group Inc.[a]	60,478	3,334,152
KBR Inc.	68,343	2,221,148
McDermott International Inc.[a]	109,330	894,319
URS Corp.	35,095	1,657,186

		16,862,986
ENTERTAINMENT — 0.17%
Bally Technologies Inc.[a,b]	17,861	1,007,718
Cinemark Holdings Inc.	53,318	1,488,639
Dolby Laboratories Inc. Class Ab	20,843	697,198
DreamWorks Animation SKG Inc. Class Aa,b	34,118	875,468
International Game Technology	120,402	2,011,917
Lions Gate Entertainment Corp.[a]	37,344	1,025,840
Madison Square Garden Inc. Class Aa	28,270	1,674,997
Penn National Gaming Inc.[a]	31,413	1,660,491
Regal Entertainment Group Class Ab	37,975	679,752
SeaWorld Entertainment Inc.	14,089	494,524
Six Flags Entertainment Corp.	30,541	1,073,822

		12,690,366

Security	Shares	Value

ENVIRONMENTAL CONTROL — 0.29%
Clean Harbors Inc.[a,b]	27,990	$1,414,335
Covanta Holding Corp.	49,033	981,640
Republic Services Inc.	125,019	4,243,145
Stericycle Inc.[a]	39,895	4,405,605
Waste Connections Inc.	57,067	2,347,736
Waste Management Inc.	215,939	8,708,820

		22,101,281
FOOD — 1.74%
Campbell Soup Co.	81,108	3,632,827
ConAgra Foods Inc.	192,717	6,731,605
Dean Foods Co.[a,b]	86,459	866,319
Flowers Foods Inc.	79,062	1,743,317
Fresh Market Inc. (The)[a,b]	18,987	944,034
General Mills Inc.	298,071	14,465,386
Hershey Co. (The)	69,349	6,191,479
Hillshire Brands Co.	56,906	1,882,450
Hormel Foods Corp.	62,001	2,391,999
Ingredion Inc.	35,820	2,350,508
J.M. Smucker Co. (The)	49,593	5,115,518
Kellogg Co.	120,122	7,715,436
Kraft Foods Group Inc.	274,863	15,356,596
Kroger Co. (The)	240,463	8,305,592
McCormick & Co. Inc. NVS	60,987	4,291,045
Mondelez International Inc. Class A	825,076	23,539,418
Pinnacle Foods Inc.	15,463	373,431
Safeway Inc.	111,431	2,636,457
Smithfield Foods Inc.[a,b]	64,162	2,101,306
Sysco Corp.	274,411	9,373,880
Tyson Foods Inc. Class A	129,494	3,325,406
WhiteWave Foods Co. Class Aa,b	64,078	1,041,268
Whole Foods Market Inc.	171,491	8,828,357

		133,203,634
FOREST PRODUCTS & PAPER — 0.17%
Domtar Corp.	15,264	1,015,056
International Paper Co.	205,685	9,113,902
MeadWestvaco Corp.	81,818	2,790,812

		12,919,770
GAS — 0.36%
AGL Resources Inc.	54,643	2,341,999
Atmos Energy Corp.	41,869	1,719,141
CenterPoint Energy Inc.	198,138	4,654,261
NiSource Inc.	144,277	4,132,093
Questar Corp.	80,941	1,930,443
Sempra Energy	112,622	9,207,975
UGI Corp.	52,635	2,058,555
Vectren Corp.	38,042	1,286,961

		27,331,428
HAND & MACHINE TOOLS — 0.17%
Kennametal Inc.	36,407	1,413,684

148

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2013

Security	Shares	Value

Lincoln Electric Holdings Inc.	38,412	$2,199,855
Regal Beloit Corp.	20,801	1,348,737
Snap-on Inc.	26,943	2,408,165
Stanley Black & Decker Inc.	74,864	5,786,987

		13,157,428
HEALTH CARE — PRODUCTS — 1.85%
Alere Inc.[a]	37,585	920,833
Baxter International Inc.	250,584	17,357,954
Becton, Dickinson and Co.	89,818	8,876,713
Boston Scientific Corp.[a]	623,780	5,782,441
Bruker Corp.[a,b]	50,596	817,125
C.R. Bard Inc.	37,211	4,044,091
CareFusion Corp.[a]	101,634	3,745,213
Cooper Companies Inc. (The)	22,340	2,659,577
Covidien PLC	217,534	13,669,837
Edwards Lifesciences Corp.[a]	52,228	3,509,722
Henry Schein Inc.[a,b]	40,286	3,857,384
Hill-Rom Holdings Inc.	27,633	930,679
Hologic Inc.[a]	124,518	2,403,197
Hospira Inc.[a]	76,518	2,931,405
IDEXX Laboratories Inc.[a,b]	25,014	2,245,757
Intuitive Surgical Inc.[a]	18,569	9,406,684
Medtronic Inc.	469,775	24,179,319
QIAGEN NVa	108,209	2,154,441
ResMed Inc.[b]	65,874	2,972,894
Sirona Dental Systems Inc.[a]	25,401	1,673,418
St. Jude Medical Inc.	131,017	5,978,306
Stryker Corp.	153,453	9,925,340
TECHNE Corp.	17,031	1,176,501
Teleflex Inc.	19,009	1,473,007
Varian Medical Systems Inc.[a,b]	50,134	3,381,538
Zimmer Holdings Inc.	77,848	5,833,929

		141,907,305
HEALTH CARE — SERVICES — 1.35%
Aetna Inc.	174,890	11,112,511
Brookdale Senior Living Inc.[a]	45,955	1,215,050
Cigna Corp.	131,924	9,563,171
Community Health Systems Inc.	43,584	2,043,218
Covance Inc.[a,b]	25,838	1,967,305
DaVita HealthCare Partners Inc.[a]	42,584	5,144,147
HCA Holdings Inc.	123,731	4,461,740
Health Management Associates Inc. Class Aa,b	119,906	1,884,922
Health Net Inc.[a]	36,688	1,167,412
Humana Inc.	72,822	6,144,720
Laboratory Corp. of America Holdings[a,b]	42,954	4,299,696
LifePoint Hospitals Inc.[a]	21,911	1,070,133
MEDNAX Inc.[a,b]	23,217	2,126,213
Quest Diagnostics Inc.	73,067	4,430,052
Tenet Healthcare Corp.[a]	47,856	2,206,162
UnitedHealth Group Inc.	471,622	30,881,809
Universal Health Services Inc. Class B	41,945	2,808,637
WellPoint Inc.	138,879	11,365,857

		103,892,755
HOLDING COMPANIES - DIVERSIFIED — 0.10%
American Capital Ltd.[a]	140,142	1,775,599
Ares Capital Corp.	123,936	2,131,699
Leucadia National Corp.	136,785	3,586,503

		7,493,801

Security	Shares	Value

HOME BUILDERS — 0.19%
D.R. Horton Inc.	130,391	$2,774,720
Lennar Corp. Class A	76,446	2,755,114
NVR Inc.[a]	2,305	2,125,210
PulteGroup Inc.[a]	179,171	3,398,874
Taylor Morrison Home Corp. Class Aa	14,676	357,801
Thor Industries Inc.	20,416	1,004,059
Toll Brothers Inc.[a,b]	78,214	2,552,123

		14,967,901
HOME FURNISHINGS — 0.09%
Harman International Industries Inc.	31,421	1,703,018
Tempur Sealy International Inc.[a,b]	27,905	1,225,029
Whirlpool Corp.	36,605	4,186,148

		7,114,195
HOUSEHOLD PRODUCTS & WARES — 0.44%
Avery Dennison Corp.	46,044	1,968,841
Church & Dwight Co. Inc.	63,896	3,943,022
Clorox Co. (The)	60,875	5,061,148
Jarden Corp.[a]	52,025	2,276,094
Kimberly-Clark Corp.	177,829	17,274,309
Scotts Miracle-Gro Co. (The) Class A	19,859	959,388
Tupperware Brands Corp.	24,456	1,899,987

		33,382,789
HOUSEWARES — 0.06%
Newell Rubbermaid Inc.	133,393	3,501,566
Toro Co. (The)	26,752	1,214,809

		4,716,375
INSURANCE — 4.44%
ACE Ltd.	157,285	14,073,862
Aflac Inc.	215,568	12,528,812
Alleghany Corp.[a]	7,759	2,974,102
Allied World Assurance Co. Holdings Ltd.	15,990	1,463,245
Allstate Corp. (The)	216,685	10,426,882
American Financial Group Inc.	35,931	1,757,385
American International Group Inc.[a]	682,616	30,512,935
American National Insurance Co.	3,359	334,120
Aon PLC	142,932	9,197,674
Arch Capital Group Ltd.[a]	61,531	3,163,309
Arthur J. Gallagher & Co.	58,608	2,560,584
Aspen Insurance Holdings Ltd.	30,645	1,136,623
Assurant Inc.	35,597	1,812,243
Assured Guaranty Ltd.	77,944	1,719,445
Axis Capital Holdings Ltd.[b]	55,123	2,523,531
Berkshire Hathaway Inc. Class Ba	832,105	93,129,192
Brown & Brown Inc.	54,507	1,757,306
Chubb Corp. (The)	119,846	10,144,964
Cincinnati Financial Corp.	75,568	3,468,571
CNA Financial Corp.	12,200	397,964
Endurance Specialty Holdings Ltd.[b]	19,919	1,024,833
Erie Indemnity Co. Class A	11,481	914,921
Everest Re Group Ltd.	23,108	2,963,832

149

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2013

Security	Shares	Value

Fidelity National Financial Inc. Class A	105,239	$2,505,741
Genworth Financial Inc. Class Aa	227,991	2,601,377
Hanover Insurance Group Inc. (The)	20,349	995,677
Hartford Financial Services Group Inc. (The)	210,790	6,517,627
HCC Insurance Holdings Inc.	46,422	2,001,252
ING U.S. Inc.[a]	34,665	938,035
Kemper Corp.	22,008	753,774
Lincoln National Corp.	124,127	4,526,912
Loews Corp.	141,995	6,304,578
Markel Corp.[a]	6,373	3,358,252
Marsh & McLennan Companies Inc.	254,897	10,175,488
MBIA Inc.[a]	65,519	872,058
Mercury General Corp.	12,439	546,818
MetLife Inc.	413,378	18,916,177
Old Republic International Corp.	120,020	1,544,657
PartnerRe Ltd.	26,659	2,414,239
Principal Financial Group Inc.	135,669	5,080,804
ProAssurance Corp.	28,581	1,490,785
Progressive Corp. (The)	278,887	7,089,308
Protective Life Corp.	36,273	1,393,246
Prudential Financial Inc.	214,543	15,668,075
Reinsurance Group of America Inc.	33,520	2,316,567
RenaissanceRe Holdings Ltd.	20,580	1,786,138
StanCorp Financial Group Inc.	20,469	1,011,373
Torchmark Corp.	42,763	2,785,582
Travelers Companies Inc. (The)	174,043	13,909,517
Unum Group	123,420	3,624,845
Validus Holdings Ltd.	48,251	1,742,826
W.R. Berkley Corp.	50,137	2,048,598
White Mountains Insurance Group Ltd.[b]	2,854	1,640,879
XL Group PLC	134,957	4,091,896

		340,639,436
INTERNET — 3.83%
Amazon.com Inc.[a]	170,000	47,207,300
AOL Inc.[a]	35,811	1,306,385
eBay Inc.[a]	600,056	31,034,896
Equinix Inc.[a]	22,821	4,215,495
Expedia Inc.	49,278	2,964,072
F5 Networks Inc.[a]	36,435	2,506,728
Facebook Inc. Class Aa	787,738	19,583,167
Google Inc. Class Aa	124,688	109,771,575
Groupon Inc.[a]	194,119	1,650,012
HomeAway Inc.[a,b]	26,116	844,591
IAC/InterActiveCorp	34,528	1,642,152
Liberty Interactive Corp. Series Aa	244,916	5,635,517
Liberty Ventures Series Aa	17,008	1,445,850
LinkedIn Corp. Class Aa	41,831	7,458,467
Netflix Inc.[a,b]	23,225	4,902,565
Pandora Media Inc.[a,b]	59,739	1,099,198
Priceline.com Inc.[a]	23,849	19,726,223
Rackspace Hosting Inc.[a]	52,229	1,978,957
Splunk Inc.[a,b]	47,448	2,199,689
Symantec Corp.	322,103	7,237,654
TIBCO Software Inc.[a]	75,873	1,623,682
TripAdvisor Inc.[a,b]	51,818	3,154,162
VeriSign Inc.[a,b]	65,929	2,944,389
Yahoo! Inc.[a]	438,796	11,018,168
Zynga Inc. Class Aa,b	269,691	749,741

		293,900,635

Security	Shares	Value

IRON & STEEL — 0.19%
Allegheny Technologies Inc.	49,916	$1,313,290
Carpenter Technology Corp.	21,400	964,498
Cliffs Natural Resources Inc.[b]	70,788	1,150,305
Nucor Corp.	146,932	6,365,094
Reliance Steel & Aluminum Co.	35,458	2,324,626
Steel Dynamics Inc.	101,904	1,519,389
United States Steel Corp.[b]	66,713	1,169,479

		14,806,681
LEISURE TIME — 0.24%
Carnival Corp.	193,148	6,623,045
Harley-Davidson Inc.	103,633	5,681,161
Norwegian Cruise Line Holdings Ltd.[a]	12,512	379,239
Polaris Industries Inc.	29,947	2,844,965
Royal Caribbean Cruises Ltd.	75,523	2,517,937

		18,046,347
LODGING — 0.42%
Choice Hotels International Inc.	12,776	507,080
Hyatt Hotels Corp. Class Aa,b	20,685	834,847
Las Vegas Sands Corp.	180,730	9,566,039
Marriott International Inc. Class A	107,671	4,346,678
MGM Resorts International[a]	171,880	2,540,386
Starwood Hotels & Resorts Worldwide Inc.	89,958	5,684,446
Wyndham Worldwide Corp.	62,822	3,595,303
Wynn Resorts Ltd.	37,276	4,771,328

		31,846,107
MACHINERY — 1.13%
AGCO Corp.	44,996	2,258,349
Babcock & Wilcox Co. (The)	51,881	1,557,986
Caterpillar Inc.	304,099	25,085,126
CNH Global NV	14,089	586,948
Cummins Inc.	87,730	9,515,196
Deere & Co.	179,419	14,577,794
Flowserve Corp.	66,109	3,570,547
Gardner Denver Inc.	22,753	1,710,571
Graco Inc.	28,323	1,790,297
IDEX Corp.	38,022	2,045,964
Joy Global Inc.	49,132	2,384,376
Manitowoc Co. Inc. (The)	61,727	1,105,531
Nordson Corp.	29,692	2,057,952
Rockwell Automation Inc.	64,573	5,368,599
Roper Industries Inc.	45,782	5,687,040
Terex Corp.[a]	51,416	1,352,241
Wabtec Corp.	44,479	2,376,513
Xylem Inc.	85,673	2,308,031
Zebra Technologies Corp. Class Aa	23,544	1,022,751

		86,361,812
MANUFACTURING — 3.15%
3M Co.	319,127	34,896,537
A.O. Smith Corp.	35,763	1,297,482
AptarGroup Inc.	30,838	1,702,566
Carlisle Companies Inc.	29,402	1,832,039
Colfax Corp.[a,b]	39,586	2,062,827
Crane Co.	22,425	1,343,706

150

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2013

Security	Shares	Value

Danaher Corp.	276,779	$17,520,111
Donaldson Co. Inc.	67,862	2,419,959
Dover Corp.	79,114	6,143,993
Eaton Corp. PLC	218,746	14,395,674
General Electric Co.	4,780,954	110,870,323
Harsco Corp.	37,296	864,894
Hexcel Corp.[a]	46,354	1,578,354
Illinois Tool Works Inc.	174,640	12,079,849
Ingersoll-Rand PLC	138,197	7,672,697
ITT Corp.	41,568	1,222,515
Leggett & Platt Inc.	66,068	2,054,054
Pall Corp.	51,458	3,418,355
Parker Hannifin Corp.	69,010	6,583,554
Pentair Ltd. Registered	94,465	5,449,686
SPX Corp.	21,634	1,557,215
Textron Inc.	128,472	3,346,696
Trinity Industries Inc.	36,623	1,407,788

		241,720,874
MEDIA — 3.66%
AMC Networks Inc. Class Aa	27,776	1,816,828
Cablevision NY Group Class A	90,092	1,515,347
CBS Corp. Class B NVS	283,704	13,864,614
Charter Communications Inc. Class Aa	30,605	3,790,429
Comcast Corp. Class A	1,213,236	50,810,324
DIRECTV[a]	241,396	14,874,821
Discovery Communications Inc. Series Aa	113,149	8,736,234
DISH Network Corp. Class A	96,407	4,099,226
FactSet Research Systems Inc.[b]	20,335	2,072,950
Gannett Co. Inc.	105,829	2,588,577
John Wiley & Sons Inc. Class A	21,033	843,213
Liberty Global PLC Series Aa	171,670	12,717,314
Liberty Media Corp.[a]	46,674	5,916,396
News Corp. Class A NVS	918,853	29,954,608
Nielsen Holdings NV	100,992	3,392,321
Scripps Networks Interactive Inc. Class A	50,701	3,384,799
Sirius XM Radio Inc.	1,426,159	4,777,633
Starz Class Aa,b	53,701	1,186,792
Thomson Reuters Corp.	172,618	5,622,168
Time Warner Cable Inc.	134,531	15,132,047
Time Warner Inc.	431,008	24,920,883
Viacom Inc. Class B NVS	224,211	15,257,559
Walt Disney Co. (The)	832,702	52,585,131
Washington Post Co. (The) Class Bb	2,018	976,248

		280,836,462
METAL FABRICATE & HARDWARE — 0.25%
Precision Castparts Corp.	67,658	15,291,385
Timken Co. (The)	39,929	2,247,204
Valmont Industries Inc.	12,371	1,770,166

		19,308,755
MINING — 0.38%
Alcoa Inc.	494,456	3,866,646
Compass Minerals International Inc.	15,400	1,301,762
Freeport-McMoRan Copper & Gold Inc.	478,238	13,204,151
Newmont Mining Corp.	227,631	6,817,549
Royal Gold Inc.	29,690	1,249,355
Southern Copper Corp.	72,980	2,015,708
Tahoe Resources Inc.[a]	39,316	556,321

		29,011,492

Security	Shares	Value

OFFICE & BUSINESS EQUIPMENT — 0.08%
Pitney Bowes Inc.	93,157	$1,367,545
Xerox Corp.	567,743	5,149,429

		6,516,974
OIL & GAS — 7.76%
Anadarko Petroleum Corp.	231,868	19,924,417
Apache Corp.	181,182	15,188,487
Atwood Oceanics Inc.[a,b]	26,496	1,379,117
Cabot Oil & Gas Corp.	97,444	6,920,473
Cheniere Energy Inc.[a]	111,580	3,097,461
Chesapeake Energy Corp.	267,895	5,459,700
Chevron Corp.	896,303	106,068,497
Cimarex Energy Co.	39,973	2,597,845
Cobalt International Energy Inc.[a]	127,320	3,382,892
Concho Resources Inc.[a]	48,426	4,054,225
ConocoPhillips	565,322	34,201,981
Continental Resources Inc.[a]	19,747	1,699,427
CVR Energy Inc.	7,229	342,655
Denbury Resources Inc.[a]	172,539	2,988,375
Devon Energy Corp.	187,721	9,738,965
Diamond Offshore Drilling Inc.	31,831	2,189,655
Energen Corp.	33,392	1,745,066
EOG Resources Inc.	125,803	16,565,739
EQT Corp.	69,555	5,520,580
Exxon Mobil Corp.	2,055,868	185,747,674
Gulfport Energy Corp.[a]	35,775	1,683,929
Helmerich & Payne Inc.	43,861	2,739,119
Hess Corp.	141,866	9,432,670
HollyFrontier Corp.	93,909	4,017,427
Kosmos Energy Ltd.[a,b]	46,739	474,868
Laredo Petroleum Holdings Inc.[a,b]	17,910	368,230
Marathon Oil Corp.	327,737	11,333,145
Marathon Petroleum Corp.	150,170	10,671,080
Murphy Oil Corp.	88,299	5,376,526
Nabors Industries Ltd.	136,221	2,085,544
Newfield Exploration Co.[a]	62,624	1,496,087
Noble Energy Inc.	165,819	9,955,773
Oasis Petroleum Inc.[a]	43,270	1,681,905
Occidental Petroleum Corp.	372,504	33,238,532
Patterson-UTI Energy Inc.	67,916	1,314,514
PBF Energy Inc.	10,928	283,035
Phillips 66	286,315	16,866,817
Pioneer Natural Resources Co.	63,149	9,140,818
QEP Resources Inc.	82,888	2,302,629
Range Resources Corp.	75,400	5,829,928
Rowan Companies PLC Class Aa	57,424	1,956,436
SandRidge Energy Inc.[a,b]	228,556	1,087,927
Seadrill Ltd.	163,405	6,657,120
SM Energy Co.	30,644	1,838,027
Southwestern Energy Co.[a]	162,533	5,937,331
Tesoro Corp.	62,795	3,285,434
Ultra Petroleum Corp.[a,b]	70,711	1,401,492
Unit Corp.[a]	22,696	966,396
Valero Energy Corp.	252,162	8,767,673
Whiting Petroleum Corp.[a]	54,481	2,511,029
WPX Energy Inc.[a]	92,580	1,753,465
		595,268,137

151

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2013

Security	Shares	Value

OIL & GAS SERVICES — 1.45%
Baker Hughes Inc.	204,289	$9,423,852
Cameron International Corp.[a]	114,689	7,014,379
Dresser-Rand Group Inc.[a]	35,216	2,112,256
Dril-Quip Inc.[a]	18,766	1,694,382
FMC Technologies Inc.[a]	109,669	6,106,370
Halliburton Co.	430,945	17,979,025
MRC Global Inc.[a]	38,389	1,060,304
National Oilwell Varco Inc.	197,563	13,612,091
Oceaneering International Inc.	50,028	3,612,022
Oil States International Inc.[a]	25,413	2,354,260
RPC Inc.	29,133	402,327
Schlumberger Ltd.	614,697	44,049,187
Superior Energy Services Inc.[a]	73,777	1,913,775

		111,334,230
PACKAGING & CONTAINERS — 0.27%
Ball Corp.	68,784	2,857,287
Bemis Co. Inc.	47,573	1,862,007
Crown Holdings Inc.[a]	66,506	2,735,392
Greif Inc. Class A	14,573	767,560
Owens-Illinois Inc.[a]	76,059	2,113,680
Packaging Corp. of America	45,341	2,219,895
Rock-Tenn Co. Class A	33,266	3,322,608
Sealed Air Corp.	90,550	2,168,673
Silgan Holdings Inc.	20,373	956,716
Sonoco Products Co.	46,806	1,618,083

		20,621,901
PHARMACEUTICALS — 6.64%
Abbott Laboratories	720,772	25,140,527
AbbVie Inc.	732,267	30,271,918
Actavis Inc.[a]	61,636	7,779,696
Alkermes PLC[a]	58,450	1,676,346
Allergan Inc.	137,047	11,544,839
AmerisourceBergen Corp.	106,766	5,960,746
BioMarin Pharmaceutical Inc.[a,b]	64,272	3,585,735
Bristol-Myers Squibb Co.	759,464	33,940,446
Cardinal Health Inc.	158,050	7,459,960
Catamaran Corp.[a,b]	95,204	4,638,339
DENTSPLY International Inc.	66,248	2,713,518
Eli Lilly and Co.	458,329	22,513,120
Endo Health Solutions Inc.[a]	51,898	1,909,327
Express Scripts Holding Co.[a]	378,000	23,318,820
Forest Laboratories Inc.[a]	123,300	5,055,300
Herbalife Ltd.[b]	39,416	1,779,238
Jazz Pharmaceuticals PLC[a]	23,977	1,647,939
Johnson & Johnson	1,298,742	111,509,988
McKesson Corp.	104,779	11,997,196
Mead Johnson Nutrition Co. Class A	93,617	7,417,275
Medivation Inc.[a,b]	34,668	1,705,666
Merck & Co. Inc.	1,396,174	64,852,282
Mylan Inc.[a]	176,204	5,467,610
Omnicare Inc.	48,515	2,314,651
Onyx Pharmaceuticals Inc.[a,b]	33,630	2,919,757
Patterson Companies Inc.	40,422	1,519,867
Perrigo Co.	43,482	5,261,322
Pfizer Inc.	3,092,377	86,617,480
Pharmacyclics Inc.[a]	27,025	2,147,677
Quintiles Transnational Holdings Inc.[a]	12,595	536,043

Security	Shares	Value

Salix Pharmaceuticals Ltd.[a]	28,344	$1,874,956
Theravance Inc.[a]	33,748	1,300,310
VCA Antech Inc.[a]	40,936	1,068,020
Warner Chilcott PLC Class A	116,018	2,306,438
Zoetis Inc.	231,165	7,140,687

		508,893,039
PIPELINES — 0.48%
Kinder Morgan Inc.	306,224	11,682,445
ONEOK Inc.	95,296	3,936,678
Spectra Energy Corp.	309,415	10,662,441
Williams Companies Inc. (The)	315,658	10,249,415

		36,530,979
REAL ESTATE — 0.17%
CBRE Group Inc. Class Aa	129,016	3,013,814
Forest City Enterprises Inc. Class Aa	73,007	1,307,555
Howard Hughes Corp. (The)[a]	18,262	2,046,988
Jones Lang LaSalle Inc.	20,388	1,858,162
Realogy Holdings Corp.[a]	55,539	2,668,094
St. Joe Co. (The)[a,b]	29,066	611,839
WP Carey Inc.	26,546	1,756,549

		13,263,001
REAL ESTATE INVESTMENT TRUSTS — 3.13%
Alexandria Real Estate Equities Inc.	33,027	2,170,534
American Campus Communities Inc.[b]	48,446	1,969,814
American Capital Agency Corp.	183,307	4,214,228
American Tower Corp.	182,860	13,379,866
Annaly Capital Management Inc.[b]	438,034	5,506,087
Apartment Investment and Management Co. Class A	67,464	2,026,619
AvalonBay Communities Inc.	59,821	8,070,451
BioMed Realty Trust Inc.	86,146	1,742,734
Boston Properties Inc.	70,161	7,399,881
Brandywine Realty Trust[b]	72,390	978,713
BRE Properties Inc. Class Ab	35,634	1,782,413
Camden Property Trust	39,226	2,712,086
CBL & Associates Properties Inc.	75,410	1,615,282
Chimera Investment Corp.	475,128	1,425,384
CommonWealth REIT	54,700	1,264,664
Corporate Office Properties Trust	39,658	1,011,279
Corrections Corp. of America	53,389	1,808,285
DDR Corp.[b]	122,083	2,032,682
Digital Realty Trust Inc.[b]	59,374	3,621,814
Douglas Emmett Inc.[b]	65,919	1,644,679
Duke Realty Corp.	148,729	2,318,685
Equity Lifestyle Properties, Inc.	19,264	1,513,958
Equity Residential	166,527	9,668,558
Essex Property Trust Inc.	17,570	2,792,224
Extra Space Storage Inc.	51,314	2,151,596
Federal Realty Investment Trust	30,165	3,127,507
General Growth Properties Inc.	274,898	5,462,223
Hatteras Financial Corp.	45,695	1,125,925
HCP Inc.	210,139	9,548,716
Health Care REIT Inc.	131,567	8,818,936
Healthcare Trust of America Inc. Class A	51,519	578,558
Home Properties Inc.	24,154	1,578,947
Hospitality Properties Trust	64,609	1,697,924
Host Hotels & Resorts Inc.	344,339	5,808,999
Kilroy Realty Corp.	34,892	1,849,625

152

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2013

Security	Shares	Value

Kimco Realty Corp.[b]	188,997	$4,050,206
Liberty Property Trust	49,581	1,832,514
Macerich Co. (The)	63,576	3,876,229
Mack-Cali Realty Corp.	40,653	995,592
MFA Financial Inc.	167,043	1,411,513
Mid-America Apartment Communities Inc.[b]	19,752	1,338,593
National Retail Properties Inc.[b]	54,728	1,882,643
Omega Healthcare Investors Inc.	53,708	1,666,022
Piedmont Office Realty Trust Inc. Class A	77,521	1,386,075
Plum Creek Timber Co. Inc.[b]	75,293	3,513,924
Post Properties Inc.	25,238	1,249,029
Prologis Inc.[b]	230,362	8,689,255
Public Storage	66,200	10,150,446
Rayonier Inc.	58,271	3,227,631
Realty Income Corp.[b]	88,106	3,693,403
Regency Centers Corp.	42,354	2,152,007
Retail Properties of America Inc. Class A	61,924	884,275
Senior Housing Properties Trust	86,960	2,254,873
Simon Property Group Inc.	140,430	22,176,706
SL Green Realty Corp.[b]	40,022	3,529,540
Starwood Property Trust Inc.	76,834	1,901,641
Tanger Factory Outlet Centers Inc.	43,657	1,460,763
Taubman Centers Inc.	26,378	1,982,307
Two Harbors Investment Corp.	168,880	1,731,020
UDR Inc.	113,833	2,901,603
Ventas Inc.	135,552	9,415,442
Vornado Realty Trust	86,435	7,161,140
Weingarten Realty Investors[b]	56,323	1,733,059
Weyerhaeuser Co.	253,225	7,214,380

		239,881,707
RETAIL — 6.32%
Abercrombie & Fitch Co. Class A	36,207	1,638,367
Advance Auto Parts Inc.	33,733	2,738,108
American Eagle Outfitters Inc.	89,086	1,626,710
Ascena Retail Group Inc.[a,b]	59,015	1,029,812
AutoNation Inc.[a,b]	23,495	1,019,448
AutoZone Inc.[a,b]	16,399	6,948,092
Bed Bath & Beyond Inc.[a]	101,068	7,165,721
Best Buy Co. Inc.	126,264	3,450,795
Big Lots Inc.[a,b]	26,917	848,693
Brinker International Inc.	32,619	1,286,167
Burger King Worldwide Inc.	46,406	905,381
Cabela’s Inc.[a]	21,978	1,423,295
CarMax Inc.[a]	103,829	4,792,747
Chico’s FAS Inc.	75,010	1,279,671
Chipotle Mexican Grill Inc.[a]	14,294	5,208,019
Copart Inc.[a]	51,645	1,590,666
Costco Wholesale Corp.	201,764	22,309,045
CST Brands Inc.[a]	27,890	859,291
CVS Caremark Corp.	566,121	32,370,799
Darden Restaurants Inc.	60,021	3,029,860
Dick’s Sporting Goods Inc.	45,681	2,286,791
Dillard’s Inc. Class A	12,484	1,023,313
Dollar General Corp.[a]	151,294	7,629,756
Dollar Tree Inc.[a]	103,496	5,261,737
Domino’s Pizza Inc.	26,010	1,512,482
DSW Inc. Class A	16,459	1,209,243
Dunkin’ Brands Group Inc.	49,288	2,110,512
Family Dollar Stores Inc.	44,515	2,773,730
Foot Locker Inc.	69,413	2,438,479
GameStop Corp. Class A	54,956	2,309,801

Security	Shares	Value

Gap Inc. (The)	129,089	$5,386,884
GNC Holdings Inc. Class A	45,458	2,009,698
Guess? Inc.	27,440	851,463
Home Depot Inc. (The)	675,426	52,325,252
J.C. Penney Co. Inc.[a]	79,065	1,350,430
Kohl’s Corp.	102,651	5,184,902
L Brands Inc.	110,978	5,465,666
Lowe’s Companies Inc.	503,295	20,584,765
Macy’s Inc.	177,410	8,515,680
McDonald’s Corp.	463,547	45,891,153
MSC Industrial Direct Co. Inc. Class A	21,857	1,693,043
Nordstrom Inc.	67,057	4,019,397
Nu Skin Enterprises Inc. Class A	27,007	1,650,668
O’Reilly Automotive Inc.[a]	51,077	5,752,292
Panera Bread Co. Class Aa	12,993	2,415,918
PetSmart Inc.	47,770	3,200,112
PVH Corp.	37,472	4,685,874
Ross Stores Inc.	101,633	6,586,835
Sally Beauty Holdings Inc.[a]	78,500	2,441,350
Sears Holdings Corp.[a,b]	20,036	843,115
Signet Jewelers Ltd.	37,395	2,521,545
Staples Inc.	306,975	4,868,624
Starbucks Corp.	346,177	22,671,132
Target Corp.	296,705	20,431,106
Tiffany & Co.	51,652	3,762,332
TJX Companies Inc. (The)	332,803	16,660,118
Tractor Supply Co.	32,267	3,794,922
Ulta Salon, Cosmetics & Fragrance Inc.[a]	29,440	2,948,710
Urban Outfitters Inc.[a]	49,769	2,001,709
Wal-Mart Stores Inc.	744,572	55,463,168
Walgreen Co.	438,088	19,363,490
Wendy’s Co. (The)	130,905	763,176
Williams-Sonoma Inc.	45,173	2,524,719
World Fuel Services Corp.	33,577	1,342,408
Yum! Brands Inc.	207,993	14,422,235

		484,470,422
SAVINGS & LOANS — 0.13%
First Niagara Financial Group Inc.	163,654	1,647,996
Hudson City Bancorp Inc.	244,324	2,238,008
New York Community Bancorp Inc.	203,840	2,853,760
People’s United Financial Inc.	152,923	2,278,552
TFS Financial Corp.[a]	36,434	408,061
Washington Federal Inc.	48,175	909,544

		10,335,921
SEMICONDUCTORS — 2.72%
Advanced Micro Devices Inc.[a,b]	280,170	1,143,094
Altera Corp.	148,025	4,883,345
Analog Devices Inc.	142,487	6,420,464
Applied Materials Inc.	555,582	8,283,728
Atmel Corp.[a],[b]	198,183	1,456,645
Avago Technologies Ltd.[b]	113,786	4,253,321
Broadcom Corp. Class A	264,014	8,913,113
Cree Inc.[a,b]	54,524	3,481,903
Fairchild Semiconductor International Inc.[a,b]	58,822	811,744
First Solar Inc.[a]	28,176	1,260,312
Freescale Semiconductor Ltd.[a,b]	26,092	353,547
Intel Corp.	2,298,437	55,668,144
KLA-Tencor Corp.	76,700	4,274,491
Lam Research Corp.[a]	75,235	3,335,920

153

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2013

Security	Shares	Value

Linear Technology Corp.	107,850	$3,973,194
LSI Corp.[a]	254,101	1,814,281
Marvell Technology Group Ltd.	182,428	2,136,232
Maxim Integrated Products Inc.	134,581	3,738,660
Microchip Technology Inc.	91,153	3,395,449
Micron Technology Inc.[a]	476,290	6,825,236
NVIDIA Corp.	267,211	3,748,970
ON Semiconductor Corp.[a,b]	208,417	1,684,009
QUALCOMM Inc.	798,897	48,796,629
Rovi Corp.[a]	47,822	1,092,254
Silicon Laboratories Inc.[a,b]	19,628	812,795
Skyworks Solutions Inc.[a,b]	88,400	1,935,076
Teradyne Inc.[a,b]	88,149	1,548,778
Texas Instruments Inc.	512,837	17,882,626
Xilinx Inc.	122,004	4,832,578

		208,756,538
SHIPBUILDING — 0.02%
Huntington Ingalls Industries Inc.	23,184	1,309,432

		1,309,432
SOFTWARE — 3.75%
Activision Blizzard Inc.	197,786	2,820,428
Adobe Systems Inc.[a]	232,078	10,573,474
Akamai Technologies Inc.[a]	82,163	3,496,036
Allscripts Healthcare Solutions Inc.[a]	82,226	1,064,004
ANSYS Inc.[a,b]	43,097	3,150,391
Autodesk Inc.[a]	103,754	3,521,411
BMC Software Inc.[a]	66,568	3,004,880
Broadridge Financial Solutions Inc.	56,050	1,489,809
CA Inc.	151,618	4,340,823
Cerner Corp.[a]	68,558	6,587,738
Citrix Systems Inc.[a]	86,519	5,219,691
Compuware Corp.	98,682	1,021,359
Concur Technologies Inc.[a,b]	21,573	1,755,611
Dun & Bradstreet Corp. (The)	18,469	1,799,804
Electronic Arts Inc.[a]	139,928	3,214,146
Fidelity National Information Services Inc.	135,527	5,805,977
Fiserv Inc.[a]	61,570	5,381,834
Informatica Corp.[a,b]	49,973	1,748,056
Intuit Inc.	137,290	8,378,809
Microsoft Corp.	3,861,298	133,330,620
MSCI Inc. Class Aa,b	55,816	1,856,998
NetSuite Inc.[a]	16,200	1,486,188
Nuance Communications Inc.[a,b]	120,863	2,221,462
Oracle Corp.	1,641,611	50,430,290
Red Hat Inc.[a]	87,666	4,192,188
Salesforce.com Inc.[a,b]	272,769	10,414,320
ServiceNow Inc.[a,b]	36,505	1,474,437
SolarWinds Inc.[a,b]	30,282	1,175,244
Solera Holdings Inc.	31,853	1,772,619
Tableau Software Inc. Class Aa	4,358	241,520
VeriFone Systems Inc.[a,b]	50,237	844,484
VMware Inc. Class Aa	39,537	2,648,584
Workday Inc. Class Aa,b	17,124	1,097,477

		287,560,712
TELECOMMUNICATIONS — 3.80%
Amdocs Ltd.	74,430	2,760,609
AT&T Inc.	2,487,548	88,059,199

Security	Shares	Value

CenturyLink Inc.	281,606	$9,954,772
Cisco Systems Inc.	2,471,059	60,071,444
Clearwire Corp. Class Aa	254,910	1,269,452
Corning Inc.	682,038	9,705,401
Crown Castle International Corp.[a]	135,832	9,832,879
EchoStar Corp. Class Aa	18,751	733,352
Frontier Communications Corp.	461,332	1,868,395
Harris Corp.	50,666	2,495,301
Intelsat SAa	10,351	207,020
IPG Photonics Corp.[b]	14,985	910,039
JDS Uniphase Corp.[a]	107,535	1,546,353
Juniper Networks Inc.[a]	234,075	4,519,988
Level 3 Communications Inc.[a,b]	75,038	1,581,801
Motorola Solutions Inc.	111,947	6,462,700
NeuStar Inc. Class Aa,b	29,653	1,443,508
Palo Alto Networks Inc.[a]	15,413	649,812
Polycom Inc.[a]	79,767	840,744
SBA Communications Corp. Class Aa,b	58,999	4,373,006
Sprint Nextel Corp.[a]	1,121,757	7,874,734
T-Mobile US Inc.	79,653	1,976,191
Telephone & Data Systems Inc.	43,574	1,074,099
tw telecom inc.[a]	69,503	1,955,814
United States Cellular Corp.[b]	5,919	217,168
Verizon Communications Inc.	1,322,838	66,591,665
Windstream Corp.	274,075	2,113,118

		291,088,564
TEXTILES — 0.07%
Cintas Corp.	47,639	2,169,480
Mohawk Industries Inc.[a]	28,043	3,154,557

		5,324,037
TOYS, GAMES & HOBBIES — 0.13%
Hasbro Inc.	53,062	2,378,769
Mattel Inc.	159,703	7,236,143

		9,614,912
TRANSPORTATION — 1.64%
C.H. Robinson Worldwide Inc.	74,239	4,180,398
Con-way Inc.	26,051	1,014,947
CSX Corp.	472,524	10,957,832
Expeditors International of Washington Inc.	95,529	3,631,057
FedEx Corp.	146,509	14,442,857
Genesee & Wyoming Inc. Class Aa	20,012	1,697,818
Golar LNG Ltd.[b]	20,227	645,039
J.B. Hunt Transport Services Inc.	42,278	3,054,163
Kansas City Southern Industries Inc.	50,944	5,398,026
Kirby Corp.[a]	26,243	2,087,368
Landstar System Inc.	21,527	1,108,640
Norfolk Southern Corp.	145,687	10,584,161
Old Dominion Freight Line Inc.[a]	32,819	1,365,927
Ryder System Inc.	24,007	1,459,386
Teekay Corp.	17,544	712,813
Tidewater Inc.	22,886	1,303,815
Union Pacific Corp.	215,825	33,297,481
United Parcel Service Inc. Class B	334,919	28,963,795

		125,905,523

154

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2013

Security	Shares	Value

TRUCKING & LEASING — 0.02%
AMERCO	3,382	$547,546
GATX Corp.	21,637	1,026,243

		1,573,789
WATER — 0.07%
American Water Works Co. Inc.	82,163	3,387,580
Aqua America Inc.	65,075	2,036,197

		5,423,777

TOTAL COMMON STOCKS
(Cost: $6,744,183,513)		7,613,880,218

SHORT-TERM INVESTMENTS — 3.48%

MONEY MARKET FUNDS — 3.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	205,860,081	205,860,081
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	14,394,543	14,394,543
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	46,802,333	46,802,333

		267,056,957

TOTAL SHORT-TERM INVESTMENTS
(Cost: $267,056,957)		267,056,957

TOTAL INVESTMENTS IN SECURITIES — 102.77%
(Cost: $7,011,240,470)		7,880,937,175
Other Assets, Less Liabilities — (2.77)%		(212,068,164)

NET ASSETS — 100.00%		$7,668,869,011

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of June 30, 2013 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
578	E-mini S&P 500 (Sep. 2013)	Chicago Mercantile	$46,219,770	$(626,894)

49	E-mini S&P Midcap 400 (Sep. 2013)	Chicago Mercantile	5,673,710	(32,155)

			$51,893,480	$(659,049)

See accompanying notes to schedules of investments.

155

Schedule of Investments   (Unaudited)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.87%

ADVERTISING — 0.28%
Clear Channel Outdoor Holdings Inc. Class Aa	97,224	$725,291
Interpublic Group of Companies Inc. (The)	447,451	6,510,412
Lamar Advertising Co. Class Aa,b	180,870	7,849,758
Omnicom Group Inc.	593,590	37,319,003

		52,404,464
AEROSPACE & DEFENSE — 2.54%
B/E Aerospace Inc.[a]	212,139	13,381,728
Boeing Co. (The)	1,741,578	178,407,250
Lockheed Martin Corp.	595,931	64,634,676
Rockwell Collins Inc.	277,494	17,595,895
Spirit AeroSystems Holdings Inc. Class Aa	35,639	765,526
TransDigm Group Inc.	120,281	18,856,453
Triumph Group Inc.	24,042	1,902,924
United Technologies Corp.	1,977,335	183,773,515

		479,317,967
AGRICULTURE — 2.95%
Altria Group Inc.	4,610,949	161,337,106
Archer-Daniels-Midland Co.	114,972	3,898,701
Lorillard Inc.	867,149	37,877,068
Philip Morris International Inc.	3,754,357	325,202,403
Reynolds American Inc.	547,682	26,491,378

		554,806,656
AIRLINES — 0.32%
Alaska Air Group Inc.[a]	148,979	7,746,908
Copa Holdings SA Class A	76,363	10,012,716
Delta Air Lines Inc.[a]	900,398	16,846,447
Southwest Airlines Co.	182,382	2,350,904
United Continental Holdings Inc.[a]	766,563	23,985,756

		60,942,731
APPAREL — 1.42%
Carter’s Inc.[b]	136,005	10,073,890
Coach Inc.	645,028	36,824,648
Deckers Outdoor Corp.[a]	34,720	1,753,707
Hanesbrands Inc.	226,213	11,631,872
Michael Kors Holdings Ltd.[a]	462,548	28,687,227
Nike Inc. Class B	1,625,951	103,540,560
Ralph Lauren Corp.	137,717	23,926,952
Under Armour Inc.Class Aa,b	192,212	11,476,979
VF Corp.	200,998	38,804,674

		266,720,509
AUTO MANUFACTURERS — 0.40%
Ford Motor Co.	3,110,383	48,117,625
Navistar International Corp.[a]	16,918	469,644
PACCAR Inc.	104,740	5,620,348

Security	Shares	Value

Tesla Motors Inc.[a,b]	191,940	$20,620,114

		74,827,731
AUTO PARTS & EQUIPMENT — 0.46%
Allison Transmission Holdings Inc.	10,852	250,464
BorgWarner Inc.[a]	265,264	22,852,494
Delphi Automotive PLC	717,691	36,379,757
Goodyear Tire & Rubber Co. (The)[a]	563,991	8,623,422
Lear Corp.	23,985	1,450,133
Visteon Corp.[a]	114,236	7,210,576
WABCO Holdings Inc.[a]	134,016	10,009,655

		86,776,501
BANKS — 0.00%
Signature Bank[a]	10,522	873,536

		873,536
BEVERAGES — 4.10%
Brown-Forman Corp. Class B NVS	347,186	23,452,414
Coca-Cola Co. (The)	8,780,077	352,168,889
Coca-Cola Enterprises Inc.	629,077	22,118,347
Constellation Brands Inc. Class Aa	332,186	17,313,534
Dr Pepper Snapple Group Inc.	468,416	21,514,347
Green Mountain Coffee Roasters Inc.[a,b]	342,471	25,705,873
Monster Beverage Corp.[a]	308,050	18,720,199
PepsiCo Inc.	3,549,851	290,342,313

		771,335,916
BIOTECHNOLOGY — 4.16%
Alexion Pharmaceuticals Inc.[a]	447,969	41,320,661
Amgen Inc.	1,721,596	169,852,661
ARIAD Pharmaceuticals Inc.[a,b]	423,964	7,415,130
Biogen Idec Inc.[a]	544,898	117,262,050
Celgene Corp.[a]	957,515	111,943,079
Charles River Laboratories International Inc.[a]	50,760	2,082,683
Cubist Pharmaceuticals Inc.[a]	149,683	7,229,689
Gilead Sciences Inc.[a,b]	3,501,501	179,311,866
Illumina Inc.[a,b]	285,514	21,367,868
Incyte Corp.[a,b]	236,241	5,197,302
Life Technologies Corp.[a]	257,155	19,032,042
Myriad Genetics Inc.[a,b]	182,847	4,913,099
Regeneron Pharmaceuticals Inc.[a]	183,855	41,345,312
Seattle Genetics Inc.[a]	230,466	7,250,460
United Therapeutics Corp.[a,b]	106,789	7,028,852
Vertex Pharmaceuticals Inc.[a,b]	508,230	40,592,330

		783,145,084
BUILDING MATERIALS — 0.30%
Armstrong World Industries Inc.[a]	63,183	3,019,516
Eagle Materials Inc.	113,638	7,530,790
Fortune Brands Home & Security Inc.	332,963	12,898,987
Lennox International Inc.	115,673	7,465,535
Martin Marietta Materials Inc.	105,730	10,405,947
Masco Corp.	819,196	15,966,130

		57,286,905

156

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2013

Security	Shares	Value

CHEMICALS — 3.62%
Airgas Inc.	150,347	$14,352,125
Albemarle Corp.	76,629	4,773,220
Celanese Corp. Series A	366,485	16,418,528
Dow Chemical Co. (The)	363,738	11,701,451
E.I. du Pont de Nemours and Co.	2,112,962	110,930,505
Eastman Chemical Co.	355,454	24,885,335
Ecolab Inc.	601,928	51,278,246
FMC Corp.	312,487	19,080,456
International Flavors & Fragrances Inc.	187,068	14,060,031
LyondellBasell Industries NV Class A	931,890	61,747,031
Monsanto Co.	1,225,449	121,074,361
NewMarket Corp.	21,755	5,711,993
PPG Industries Inc.	297,982	43,627,545
Praxair Inc.	678,901	78,182,239
Rockwood Holdings Inc.	129,456	8,289,068
RPM International Inc.	284,707	9,093,542
Sherwin-Williams Co. (The)	203,317	35,905,782
Sigma-Aldrich Corp.	260,762	20,954,834
Valspar Corp. (The)	204,568	13,229,413
W.R. Grace & Co.[a]	151,825	12,759,373
Westlake Chemical Corp.	40,268	3,882,238

		681,937,316
COMMERCIAL SERVICES — 2.89%
Aaron’s Inc.	26,274	735,935
Alliance Data Systems Corp.[a,b]	112,909	20,439,916
Automatic Data Processing Inc.	1,113,839	76,698,954
Avis Budget Group Inc.[a]	247,327	7,110,651
Booz Allen Hamilton Holding Corp.	66,489	1,155,579
Equifax Inc.	276,705	16,306,226
FleetCor Technologies Inc.[a]	155,861	12,671,499
Gartner Inc.[a,b]	215,212	12,264,932
Genpact Ltd.[b]	385,818	7,423,138
Global Payments Inc.	174,992	8,105,629
H&R Block Inc.	625,118	17,347,025
Hertz Global Holdings Inc.[a,b]	794,991	19,715,777
Iron Mountain Inc.	351,973	9,366,002
KAR Auction Services Inc.	65,183	1,490,735
Lender Processing Services Inc.	168,356	5,446,317
MasterCard Inc. Class A	268,257	154,113,646
McGraw Hill Financial Inc.	296,980	15,796,366
Moody’s Corp.	446,393	27,198,725
Morningstar Inc.	47,465	3,682,335
Paychex Inc.	672,102	24,545,165
Quanta Services Inc.[a]	100,760	2,666,110
R.R. Donnelley & Sons Co.	225,821	3,163,752
Robert Half International Inc.	320,328	10,644,499
Rollins Inc.	146,138	3,784,974
SEI Investments Co.	313,037	8,899,642
Service Corp. International	379,487	6,842,151
Total System Services Inc.	291,013	7,123,998
United Rentals Inc.[a,b]	216,321	10,796,581
Vantiv Inc. Class Aa	200,755	5,540,838
Verisk Analytics Inc. Class Aa	347,434	20,741,810
Weight Watchers International Inc.	33,728	1,551,488
Western Union Co.	1,278,863	21,881,346

		545,251,741

Security	Shares	Value

COMPUTERS — 7.71%
3D Systems Corp.[a]	230,922	$10,137,476
Accenture PLC Class A	1,475,230	106,157,551
Apple Inc.	1,631,104	646,047,672
Cadence Design Systems Inc.[a,b]	649,627	9,406,599
Cognizant Technology Solutions Corp. Class Aa	692,370	43,349,286
DST Systems Inc.	63,650	4,158,254
EMC Corp.	2,411,269	56,954,174
Fortinet Inc.[a]	310,809	5,439,157
IHS Inc. Class Aa,b	150,891	15,750,003
International Business Machines Corp.	2,389,697	456,694,994
Jack Henry & Associates Inc.	197,671	9,316,234
MICROS Systems Inc.[a,b]	26,902	1,160,821
NCR Corp.[a,b]	377,385	12,449,931
NetApp Inc.[a]	827,326	31,256,376
Riverbed Technology Inc.[a,b]	354,514	5,516,238
SanDisk Corp.[a]	253,631	15,496,854
Stratasys Ltd.[a,b]	40,231	3,368,944
Teradata Corp.[a]	375,094	18,840,972

		1,451,501,536
COSMETICS & PERSONAL CARE — 0.95%
Avon Products Inc.	994,204	20,908,110
Colgate-Palmolive Co.	2,141,129	122,665,281
Estee Lauder Companies Inc. (The) Class A	531,660	34,967,278

		178,540,669
DISTRIBUTION & WHOLESALE — 0.64%
Fastenal Co.	681,002	31,223,942
Fossil Group Inc.[a]	118,061	12,196,882
Genuine Parts Co.	336,164	26,244,323
LKQ Corp.[a,b]	685,468	17,650,801
W.W. Grainger Inc.	135,368	34,137,102

		121,453,050
DIVERSIFIED FINANCIAL SERVICES — 3.30%
Affiliated Managers Group Inc.[a,b]	121,058	19,846,249
American Express Co.	2,174,992	162,602,402
Ameriprise Financial Inc.	147,577	11,936,028
Artisan Partners Asset Management Inc.[a]	12,188	608,303
BlackRock Inc.[c]	105,801	27,174,987
CBOE Holdings Inc.	200,338	9,343,764
Charles Schwab Corp. (The)	342,752	7,276,625
Eaton Vance Corp. NVS	275,509	10,356,383
Federated Investors Inc. Class Bb	156,970	4,302,548
Franklin Resources Inc.	314,359	42,759,111
IntercontinentalExchange Inc.[a,b]	167,045	29,693,919
Lazard Ltd. Class A	294,089	9,454,961
LPL Financial Holdings Inc.	102,057	3,853,672
Nationstar Mortgage Holdings Inc.[a]	49,161	1,840,588
Ocwen Financial Corp.[a]	237,886	9,805,661
T. Rowe Price Group Inc.	595,320	43,547,658
Visa Inc. Class A	1,199,308	219,173,537
Waddell & Reed Financial Inc. Class A	197,261	8,580,854

		622,157,250
ELECTRIC — 0.07%
Calpine Corp.[a]	104,177	2,211,678

157

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2013

Security	Shares	Value

ITC Holdings Corp.	120,130	$10,967,869

		13,179,547
ELECTRICAL COMPONENTS & EQUIPMENT — 0.53%
AMETEK Inc.	559,039	23,647,350
Emerson Electric Co.	1,234,333	67,320,522
Hubbell Inc. Class B	98,785	9,779,715

		100,747,587
ELECTRONICS — 1.28%
Agilent Technologies Inc.	93,237	3,986,814
Amphenol Corp. Class A	366,877	28,594,393
FLIR Systems Inc.	227,015	6,122,595
Gentex Corp.	189,524	4,368,528
Honeywell International Inc.	1,806,085	143,294,784
Mettler-Toledo International Inc.[a,b]	69,289	13,940,947
National Instruments Corp.	222,154	6,206,983
Trimble Navigation Ltd.[a,b]	587,196	15,272,968
Waters Corp.[a]	196,699	19,679,735

		241,467,747
ENERGY — ALTERNATE SOURCES — 0.01%
Solarcity Corp.[a]	49,498	1,869,539

		1,869,539
ENGINEERING & CONSTRUCTION — 0.15%
AECOM Technology Corp.[a]	22,711	721,983
Chicago Bridge & Iron Co. NV	230,888	13,774,778
Fluor Corp.	223,952	13,282,593

		27,779,354
ENTERTAINMENT — 0.24%
Bally Technologies Inc.[a,b]	88,666	5,002,536
Cinemark Holdings Inc.	264,705	7,390,564
Dolby Laboratories Inc. Class Ab	41,288	1,381,084
International Game Technology	597,760	9,988,569
Lions Gate Entertainment Corp.[a]	185,409	5,093,185
Madison Square Garden Inc. Class Aa	140,361	8,316,389
Regal Entertainment Group Class Ab	41,475	742,402
SeaWorld Entertainment Inc.	69,947	2,455,140
Six Flags Entertainment Corp.	151,626	5,331,170

		45,701,039
ENVIRONMENTAL CONTROL — 0.23%
Clean Harbors Inc.[a,b]	138,957	7,021,497
Stericycle Inc.[a]	198,058	21,871,545
Waste Connections Inc.	267,450	11,002,893
Waste Management Inc.	85,769	3,459,064

		43,354,999
FOOD — 2.26%
Campbell Soup Co.	265,356	11,885,295
ConAgra Foods Inc.	885,031	30,914,133
Flowers Foods Inc.	392,518	8,655,022
Fresh Market Inc. (The)[a,b]	94,262	4,686,707
General Mills Inc.	1,479,831	71,816,198

Security	Shares	Value

Hershey Co. (The)	344,313	$30,740,265
Hillshire Brands Co.	282,521	9,345,795
Hormel Foods Corp.	307,817	11,875,580
Ingredion Inc.	21,693	1,423,495
J.M. Smucker Co. (The)	32,250	3,326,587
Kellogg Co.	549,850	35,316,865
Kraft Foods Group Inc.	1,364,628	76,241,766
Kroger Co. (The)	1,193,822	41,234,612
McCormick & Co. Inc. NVS	302,794	21,304,586
Pinnacle Foods Inc.	44,225	1,068,034
Safeway Inc.	43,148	1,020,882
Sysco Corp.	471,377	16,102,238
WhiteWave Foods Co. Class Aa,b	318,124	5,169,515
Whole Foods Market Inc.	851,402	43,830,175

		425,957,750
FOREST PRODUCTS & PAPER — 0.21%
International Paper Co.	878,203	38,913,175

		38,913,175
GAS — 0.01%
Questar Corp.	51,835	1,236,265

		1,236,265
HAND & MACHINE TOOLS — 0.08%
Lincoln Electric Holdings Inc.	190,695	10,921,103
Snap-on Inc.	15,114	1,350,889
Stanley Black & Decker Inc.	32,704	2,528,019

		14,800,011
HEALTH CARE — PRODUCTS — 1.88%
Baxter International Inc.	1,244,071	86,176,798
Becton, Dickinson and Co.	445,907	44,068,989
Bruker Corp.[a,b]	251,206	4,056,977
C.R. Bard Inc.	184,751	20,078,739
Cooper Companies Inc. (The)	82,188	9,784,481
Edwards Lifesciences Corp.[a]	259,306	17,425,363
Henry Schein Inc.[a,b]	200,019	19,151,819
Hologic Inc.[a]	181,131	3,495,828
IDEXX Laboratories Inc.[a,b]	124,195	11,150,227
Intuitive Surgical Inc.[a]	92,192	46,702,623
ResMed Inc.[b]	327,033	14,758,999
Sirona Dental Systems Inc.[a]	126,108	8,307,995
St. Jude Medical Inc.	413,698	18,877,040
Stryker Corp.	443,405	28,679,436
TECHNE Corp.	39,319	2,716,157
Varian Medical Systems Inc.[a,b]	248,896	16,788,035
Zimmer Holdings Inc.	21,641	1,621,777

		353,841,283
HEALTH CARE — SERVICES — 0.64%
Aetna Inc.	230,963	14,675,389
Brookdale Senior Living Inc.[a]	228,154	6,032,392
Cigna Corp.	37,983	2,753,388
Community Health Systems Inc.	16,874	791,053
Covance Inc.[a,b]	128,276	9,766,935
DaVita HealthCare Partners Inc.[a,b]	211,422	25,539,777
HCA Holdings Inc.	44,844	1,617,075

158

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2013

Security	Shares	Value

Health Management Associates Inc. Class Aa	595,299	$9,358,100
Laboratory Corp. of America Holdings[a,b]	213,253	21,346,625
MEDNAX Inc.[a]	74,693	6,840,385
Quest Diagnostics Inc.	23,943	1,451,664
Tenet Healthcare Corp.[a]	237,590	10,952,899
Universal Health Services Inc. Class B	140,155	9,384,779

		120,510,461
HOLDING COMPANIES — DIVERSIFIED — 0.01%
Leucadia National Corp.	91,679	2,403,823

		2,403,823
HOME BUILDERS — 0.17%
NVR Inc.[a]	9,539	8,794,958
PulteGroup Inc.[a]	889,541	16,874,593
Taylor Morrison Home Corp. Class Aa	64,124	1,563,343
Thor Industries Inc.	101,365	4,985,131

		32,218,025
HOME FURNISHINGS — 0.04%
Tempur Sealy International Inc.[a,b]	138,535	6,081,687
Whirlpool Corp.	12,715	1,454,087

		7,535,774
HOUSEHOLD PRODUCTS & WARES — 0.75%
Avery Dennison Corp.	72,465	3,098,603
Church & Dwight Co. Inc.	317,216	19,575,399
Clorox Co. (The)	252,673	21,007,233
Jarden Corp.[a]	258,280	11,299,750
Kimberly-Clark Corp.	738,082	71,697,286
Scotts Miracle-Gro Co. (The) Class A	98,599	4,763,318
Tupperware Brands Corp.	121,406	9,432,032

		140,873,621
HOUSEWARES — 0.09%
Newell Rubbermaid Inc.	383,449	10,065,537
Toro Co. (The)	132,825	6,031,583

		16,097,120
INSURANCE — 1.00%
Allied World Assurance Co. Holdings Ltd.	26,272	2,404,151
American Financial Group Inc.	24,262	1,186,654
Aon PLC	547,112	35,206,657
Arch Capital Group Ltd.[a]	19,246	989,437
Arthur J. Gallagher & Co.	290,965	12,712,261
Axis Capital Holdings Ltd.	69,780	3,194,528
Brown & Brown Inc.	123,941	3,995,858
Chubb Corp. (The)	85,080	7,202,022
Endurance Specialty Holdings Ltd.	33,728	1,735,306
Erie Indemnity Co. Class A	57,007	4,542,888
Hanover Insurance Group Inc. (The)	28,898	1,413,979
Loews Corp.	56,397	2,504,027
Marsh & McLennan Companies Inc.	845,357	33,746,652
Progressive Corp. (The)	1,113,215	28,297,925
Prudential Financial Inc.	409,010	29,870,000
Travelers Companies Inc. (The)	233,298	18,645,176

Security	Shares	Value

Validus Holdings Ltd.	20,600	$744,072

		188,391,593
INTERNET — 7.21%
Amazon.com Inc.[a]	843,994	234,368,694
eBay Inc.[a]	2,979,116	154,079,879
Equinix Inc.[a,b]	113,294	20,927,668
Expedia Inc.	244,653	14,715,878
F5 Networks Inc.[a]	180,886	12,444,957
Facebook Inc. Class Aa	3,910,887	97,224,651
Google Inc. Class Aa	619,045	544,988,647
Groupon Inc.[a,b]	963,732	8,191,722
HomeAway Inc.[a,b]	129,651	4,192,913
IAC/InterActiveCorp	171,415	8,152,497
Liberty Interactive Corp. Series Aa	98,489	2,266,232
Liberty Ventures Series Aa	84,438	7,178,074
LinkedIn Corp. Class Aa	207,668	37,027,204
Netflix Inc.[a,b]	115,313	24,341,421
Pandora Media Inc.[a,b]	296,584	5,457,146
Priceline.com Inc.[a]	118,404	97,935,501
Rackspace Hosting Inc.[a,b]	259,805	9,844,011
Splunk Inc.[a,b]	235,574	10,921,211
Symantec Corp.	1,164,180	26,159,125
TIBCO Software Inc.[a,b]	376,682	8,060,995
TripAdvisor Inc.[a]	257,258	15,659,294
VeriSign Inc.[a,b]	327,326	14,618,379

		1,358,756,099
LEISURE TIME — 0.23%
Harley-Davidson Inc.	514,523	28,206,151
Norwegian Cruise Line Holdings Ltd.[a]	58,199	1,764,012
Polaris Industries Inc.	148,670	14,123,650

		44,093,813
LODGING — 0.64%
Choice Hotels International Inc.	3,238	128,516
Las Vegas Sands Corp.	897,286	47,493,348
Marriott International Inc. Class A	472,014	19,055,205
Starwood Hotels & Resorts Worldwide Inc.	189,818	11,994,600
Wyndham Worldwide Corp.	311,896	17,849,808
Wynn Resorts Ltd.	185,072	23,689,216

		120,210,693
MACHINERY — 1.37%
Babcock & Wilcox Co. (The)	177,721	5,336,962
Caterpillar Inc.	273,268	22,541,877
Cummins Inc.	357,152	38,736,706
Deere & Co.	890,765	72,374,656
Flowserve Corp.	328,218	17,727,054
Graco Inc.	140,625	8,888,906
IDEX Corp.	175,932	9,466,901
Manitowoc Co. Inc. (The)	306,456	5,488,627
Nordson Corp.	147,412	10,217,126
Rockwell Automation Inc.	320,592	26,654,019
Roper Industries Inc.	227,299	28,235,082
Wabtec Corp.	220,828	11,798,840
Xylem Inc.	25,944	698,932
Zebra Technologies Corp. Class Aa	10,403	451,906

		258,617,594

159

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2013

Security	Shares	Value

MANUFACTURING — 1.61%
3M Co.	1,340,370	$146,569,459
A.O. Smith Corp.	75,996	2,757,135
AptarGroup Inc.	107,327	5,925,524
Carlisle Companies Inc.	7,440	463,586
Colfax Corp.[a]	196,532	10,241,282
Crane Co.	102,763	6,157,559
Danaher Corp.	278,949	17,657,472
Donaldson Co. Inc.	310,642	11,077,494
Dover Corp.	289,868	22,511,149
Harsco Corp.	12,770	296,136
Hexcel Corp.[a]	230,138	7,836,199
Illinois Tool Works Inc.	322,533	22,309,608
Ingersoll-Rand PLC	488,512	27,122,186
ITT Corp.	206,369	6,069,312
Pall Corp.	255,471	16,970,939

		303,965,040
MEDIA — 4.71%
AMC Networks Inc. Class Aa	137,900	9,020,039
Cablevision NY Group Class A	447,293	7,523,468
CBS Corp. Class B NVS	1,290,203	63,052,221
Charter Communications Inc. Class Aa,b	151,945	18,818,388
Comcast Corp. Class A	5,565,604	233,087,496
DIRECTV[a]	1,198,464	73,849,352
Discovery Communications Inc. Series Aa	561,754	43,373,026
DISH Network Corp. Class A	478,631	20,351,390
FactSet Research Systems Inc.[b]	100,966	10,292,474
Liberty Global PLC Series Aa	724,441	53,666,589
News Corp. Class A NVS	3,361,891	109,597,647
Nielsen Holdings NV	71,902	2,415,188
Scripps Networks Interactive Inc. Class A	251,726	16,805,228
Sirius XM Radio Inc.	3,341,976	11,195,620
Starz Class Aa	236,213	5,220,307
Time Warner Cable Inc.	667,913	75,126,854
Viacom Inc. Class B NVS	1,113,140	75,749,177
Walt Disney Co. (The)	917,776	57,957,554

		887,102,018
METAL FABRICATE & HARDWARE — 0.45%
Precision Castparts Corp.	335,912	75,919,471
Valmont Industries Inc.	61,416	8,788,016

		84,707,487
MINING — 0.10%
Compass Minerals International Inc.	76,457	6,462,910
Royal Gold Inc.	37,436	1,575,307
Southern Copper Corp.	362,331	10,007,582
Tahoe Resources Inc.[a]	24,986	353,552

		18,399,351
OFFICE & BUSINESS EQUIPMENT — 0.02%
Pitney Bowes Inc.	200,721	2,946,584

		2,946,584
OIL & GAS — 1.94%
Anadarko Petroleum Corp.	63,311	5,440,314

Security	Shares	Value

Atwood Oceanics Inc.[a]	24,466	$1,273,455
Cabot Oil & Gas Corp.	483,787	34,358,553
Cheniere Energy Inc.[a,b]	553,956	15,377,819
Cobalt International Energy Inc.[a]	579,637	15,400,955
Concho Resources Inc.[a,b]	240,420	20,127,962
Continental Resources Inc.[a]	98,047	8,437,925
CVR Energy Inc.	35,884	1,700,902
EOG Resources Inc.	584,596	76,979,601
EQT Corp.	315,977	25,079,095
Gulfport Energy Corp.[a]	144,759	6,813,806
Kosmos Energy Ltd.[a],[b]	232,040	2,357,526
Laredo Petroleum Holdings Inc.[a,b]	78,952	1,623,253
Noble Energy Inc.	104,548	6,277,062
Oasis Petroleum Inc.[a]	214,820	8,350,053
Pioneer Natural Resources Co.	231,380	33,492,255
QEP Resources Inc.	41,560	1,154,537
Range Resources Corp.	374,336	28,943,660
Seadrill Ltd.	811,251	33,050,366
SM Energy Co.	152,135	9,125,057
Southwestern Energy Co.[a]	806,929	29,477,116
Whiting Petroleum Corp.[a]	21,636	997,203

		365,838,475
OIL & GAS SERVICES — 2.14%
Baker Hughes Inc.	63,893	2,947,384
Cameron International Corp.[a]	358,717	21,939,132
Dresser-Rand Group Inc.[a]	174,845	10,487,203
Dril-Quip Inc.[a]	93,171	8,412,410
FMC Technologies Inc.[a]	544,472	30,316,201
Halliburton Co.	2,139,527	89,261,066
MRC Global Inc.[a]	81,759	2,258,183
Oceaneering International Inc.	248,369	17,932,242
RPC Inc.[b]	116,138	1,603,866
Schlumberger Ltd.	3,051,792	218,691,415

		403,849,102
PACKAGING & CONTAINERS — 0.40%
Ball Corp.	341,490	14,185,495
Bemis Co. Inc.	103,686	4,058,270
Crown Holdings Inc.[a]	281,646	11,584,100
Greif Inc. Class A	14,400	758,448
Owens-Illinois Inc.[a]	222,034	6,170,325
Packaging Corp. of America	225,099	11,020,847
Rock-Tenn Co. Class A	118,909	11,876,631
Sealed Air Corp.	449,555	10,766,842
Silgan Holdings Inc.	101,152	4,750,098

		75,171,056
PHARMACEUTICALS — 5.05%
AbbVie Inc.	3,635,499	150,291,529
Actavis Inc.[a]	306,004	38,623,825
Alkermes PLC[a]	290,182	8,322,420
Allergan Inc.	680,399	57,316,812
AmerisourceBergen Corp.	530,059	29,593,194
BioMarin Pharmaceutical Inc.[a,b]	319,104	17,802,812
Bristol-Myers Squibb Co.	3,246,429	145,082,912
Catamaran Corp.[a]	472,662	23,028,093
DENTSPLY International Inc.	91,766	3,758,735
Eli Lilly and Co.	498,324	24,477,675
Endo Health Solutions Inc.[a,b]	257,654	9,479,091

160

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2013

Security	Shares	Value

Express Scripts Holding Co.[a]	1,640,203	$101,184,123
Herbalife Ltd.[b]	195,691	8,833,492
Jazz Pharmaceuticals PLC[a]	119,039	8,181,550
Johnson & Johnson	831,778	71,416,459
McKesson Corp.	520,196	59,562,442
Mead Johnson Nutrition Co. Class A	464,789	36,825,232
Medivation Inc.[a,b]	172,548	8,489,361
Mylan Inc.[a]	874,802	27,145,106
Onyx Pharmaceuticals Inc.[a,b]	166,970	14,496,335
Patterson Companies Inc.	179,625	6,753,900
Perrigo Co.	215,872	26,120,512
Pharmacyclics Inc.[a]	134,177	10,663,046
Quintiles Transnational Holdings Inc.[a]	28,068	1,194,574
Salix Pharmaceuticals Ltd.[a]	140,726	9,309,025
Theravance Inc.[a]	167,549	6,455,663
Warner Chilcott PLC Class A	537,410	10,683,711
Zoetis Inc.	1,147,667	35,451,434

		950,543,063
PIPELINES — 0.53%
Kinder Morgan Inc.	1,392,609	53,128,033
ONEOK Inc.	444,738	18,372,127
Williams Companies Inc. (The)	860,359	27,935,857

		99,436,017
REAL ESTATE — 0.14%
CBRE Group Inc. Class Aa	640,521	14,962,571
Realogy Holdings Corp.[a]	245,952	11,815,534
St. Joe Co. (The)[a,b]	10,080	212,184

		26,990,289
REAL ESTATE INVESTMENT TRUSTS — 1.94%
American Tower Corp.	907,854	66,427,677
Apartment Investment and Management Co. Class A	183,883	5,523,845
Boston Properties Inc.	33,086	3,489,580
CBL & Associates Properties Inc.	122,428	2,622,408
Corrections Corp. of America	167,103	5,659,779
Digital Realty Trust Inc.[b]	231,701	14,133,761
Equity Lifestyle Properties, Inc.	69,143	5,433,948
Extra Space Storage Inc.	20,380	854,533
Federal Realty Investment Trust	98,400	10,202,112
Omega Healthcare Investors Inc.	266,639	8,271,142
Plum Creek Timber Co. Inc.[b]	373,804	17,445,433
Public Storage	306,320	46,968,046
Rayonier Inc.	289,297	16,024,161
Regency Centers Corp.	88,107	4,476,717
Senior Housing Properties Trust	31,514	817,158
Simon Property Group Inc.	530,733	83,813,355
Tanger Factory Outlet Centers Inc.	216,733	7,251,886
Taubman Centers Inc.	26,740	2,009,511
Ventas Inc.	303,511	21,081,874
Vornado Realty Trust	83,247	6,897,014
Weyerhaeuser Co.	1,257,190	35,817,343

		365,221,283
RETAIL — 10.42%
Abercrombie & Fitch Co. Class A	21,029	951,562
Advance Auto Parts Inc.	167,476	13,594,027
American Eagle Outfitters Inc.	284,831	5,201,014

Security	Shares	Value

Ascena Retail Group Inc.[a,b]	42,188	$736,181
AutoNation Inc.[a,b]	116,654	5,061,617
AutoZone Inc.[a,b]	81,427	34,499,806
Bed Bath & Beyond Inc.[a,b]	501,771	35,575,564
Best Buy Co. Inc.	167,371	4,574,249
Big Lots Inc.[a,b]	35,415	1,116,635
Brinker International Inc.	161,940	6,385,294
Burger King Worldwide Inc.	230,395	4,495,006
Cabela’s Inc.[a]	109,115	7,066,287
CarMax Inc.[a]	515,490	23,795,018
Chico’s FAS Inc.	348,573	5,946,655
Chipotle Mexican Grill Inc.[a]	70,960	25,854,276
Copart Inc.[a]	256,401	7,897,151
Costco Wholesale Corp.	1,001,706	110,758,632
CVS Caremark Corp.	323,227	18,482,120
Darden Restaurants Inc.	194,591	9,822,954
Dick’s Sporting Goods Inc.	226,800	11,353,608
Dillard’s Inc. Class A	41,707	3,418,723
Dollar General Corp.[a]	751,123	37,879,133
Dollar Tree Inc.[a]	513,815	26,122,355
Domino’s Pizza Inc.	129,126	7,508,677
DSW Inc. Class A	74,447	5,469,621
Dunkin’ Brands Group Inc.	244,701	10,478,097
Family Dollar Stores Inc.	221,005	13,770,822
Foot Locker Inc.	40,667	1,428,632
Gap Inc. (The)	640,883	26,744,048
GNC Holdings Inc. Class A	225,698	9,978,109
Home Depot Inc. (The)	3,353,307	259,780,693
L Brands Inc.	550,982	27,135,863
Lowe’s Companies Inc.	2,498,711	102,197,280
Macy’s Inc.	682,617	32,765,616
McDonald’s Corp.	2,301,382	227,836,818
MSC Industrial Direct Co. Inc. Class A	108,457	8,401,079
Nordstrom Inc.	332,911	19,954,685
Nu Skin Enterprises Inc. Class A	134,087	8,195,397
O’Reilly Automotive Inc.[a]	253,587	28,558,968
Panera Bread Co. Class Aa,b	64,509	11,994,803
PetSmart Inc.	237,166	15,887,750
PVH Corp.	164,834	20,612,492
Ross Stores Inc.	504,575	32,701,506
Sally Beauty Holdings Inc.[a]	389,727	12,120,510
Signet Jewelers Ltd.	16,150	1,088,994
Starbucks Corp.	1,718,661	112,555,109
Target Corp.	1,154,870	79,524,348
Tiffany & Co.	256,440	18,679,090
TJX Companies Inc. (The)	1,652,266	82,712,436
Tractor Supply Co.	160,201	18,841,240
Ulta Salon, Cosmetics & Fragrance Inc.[a]	146,154	14,638,785
Urban Outfitters Inc.[a]	247,088	9,937,879
Wal-Mart Stores Inc.	2,450,838	182,562,923
Walgreen Co.	1,637,765	72,389,213
Williams-Sonoma Inc.	224,261	12,533,947
World Fuel Services Corp.	31,505	1,259,570
Yum! Brands Inc.	1,032,620	71,601,871

		1,962,434,738
SEMICONDUCTORS — 3.04%
Advanced Micro Devices Inc.[a,b]	1,390,973	5,675,170
Altera Corp.	253,537	8,364,186
Analog Devices Inc.	305,596	13,770,156
Applied Materials Inc.	1,823,250	27,184,657
Atmel Corp.[a]	983,922	7,231,827

161

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2013

Security	Shares	Value

Avago Technologies Ltd.[b]	517,456	$19,342,505
Broadcom Corp. Class A	572,799	19,337,694
Cree Inc.[a]	270,695	17,286,583
Freescale Semiconductor Ltd.[a]	58,160	788,068
Intel Corp.	741,717	17,964,386
Lam Research Corp.[a]	87,403	3,875,449
Linear Technology Corp.	535,448	19,725,904
LSI Corp.[a]	146,333	1,044,818
Maxim Integrated Products Inc.	668,163	18,561,568
Microchip Technology Inc.[b]	452,548	16,857,413
ON Semiconductor Corp.[a]	982,998	7,942,624
QUALCOMM Inc.	3,966,299	242,261,543
Rovi Corp.[a]	27,775	634,381
Silicon Laboratories Inc.[a,b]	84,477	3,498,192
Skyworks Solutions Inc.[a,b]	364,723	7,983,786
Texas Instruments Inc.	2,546,094	88,782,298
Xilinx Inc.	605,707	23,992,054

		572,105,262
SHIPBUILDING — 0.03%
Huntington Ingalls Industries Inc.	115,109	6,501,356

		6,501,356
SOFTWARE — 6.88%
Adobe Systems Inc.[a]	449,363	20,472,978
Akamai Technologies Inc.[a]	407,917	17,356,868
ANSYS Inc.[a,b]	213,956	15,640,184
Autodesk Inc.[a]	409,003	13,881,562
BMC Software Inc.[a]	330,495	14,918,544
Broadridge Financial Solutions Inc.	278,277	7,396,603
Cerner Corp.[a,b]	340,374	32,706,538
Citrix Systems Inc.[a]	429,548	25,914,631
Concur Technologies Inc.[a,b]	107,117	8,717,181
Dun & Bradstreet Corp. (The)	84,908	8,274,285
Electronic Arts Inc.[a]	533,533	12,255,253
Fidelity National Information Services Inc.	66,613	2,853,701
Fiserv Inc.[a]	305,679	26,719,401
Informatica Corp.[a]	248,097	8,678,433
Intuit Inc.	681,602	41,598,170
Microsoft Corp.	19,170,233	661,948,146
MSCI Inc. Class Aa,b	116,108	3,862,913
NetSuite Inc.[a,b]	80,423	7,378,006
Oracle Corp.	8,150,126	250,371,871
Red Hat Inc.[a]	435,229	20,812,651
Salesforce.com Inc.[a]	1,354,215	51,703,929
ServiceNow Inc.[a,b]	181,232	7,319,960
SolarWinds Inc.[a]	150,345	5,834,889
Solera Holdings Inc.	158,152	8,801,159
Tableau Software Inc. Class Aa	21,645	1,199,566
VMware Inc. Class Aa,b	196,289	13,149,400
Workday Inc. Class Aa,b	85,011	5,448,355

		1,295,215,177
TELECOMMUNICATIONS — 2.62%
Clearwire Corp. Class Aa	1,137,736	5,665,925
Crown Castle International Corp.[a]	674,354	48,816,486
Harris Corp.	43,765	2,155,426
Intelsat SAa	3,137	62,740
IPG Photonics Corp.[b]	74,399	4,518,251
JDS Uniphase Corp.[a]	408,957	5,880,801

Security	Shares	Value

Juniper Networks Inc.[a]	214,994	$4,151,534
Level 3 Communications Inc.[a,b]	124,800	2,630,784
Motorola Solutions Inc.	525,767	30,352,529
NeuStar Inc. Class Aa,b	150,785	7,340,214
Palo Alto Networks Inc.[a]	76,523	3,226,210
SBA Communications Corp. Class Aa	292,373	21,670,687
Sprint Nextel Corp.[a]	1,013,592	7,115,416
tw telecom inc.[a,b]	345,071	9,710,298
Verizon Communications Inc.	6,567,514	330,608,655
Windstream Corp.[b]	1,285,870	9,914,058

		493,820,014
TEXTILES — 0.02%
Cintas Corp.	66,462	3,026,679

		3,026,679
TOYS, GAMES & HOBBIES — 0.24%
Hasbro Inc.	224,185	10,050,214
Mattel Inc.	792,869	35,924,894

		45,975,108
TRANSPORTATION — 2.39%
C.H. Robinson Worldwide Inc.	368,566	20,753,951
Con-way Inc.	47,332	1,844,055
CSX Corp.	1,170,621	27,146,701
Expeditors International of Washington Inc.	474,282	18,027,459
Genesee & Wyoming Inc. Class Aa	43,515	3,691,813
J.B. Hunt Transport Services Inc.	209,907	15,163,682
Kansas City Southern Industries Inc.	252,927	26,800,145
Kirby Corp.[a,b]	76,998	6,124,421
Landstar System Inc.	106,885	5,504,577
Norfolk Southern Corp.	130,911	9,510,684
Old Dominion Freight Line Inc.[a]	162,939	6,781,521
Union Pacific Corp.	1,071,504	165,311,637
United Parcel Service Inc. Class B	1,662,786	143,797,733

		450,458,379
TRUCKING & LEASING — 0.01%
AMERCO	9,186	1,487,213

		1,487,213
WATER — 0.05%
Aqua America Inc.	283,018	8,855,633

		8,855,633

TOTAL COMMON STOCKS
(Cost: $15,540,895,733)		18,811,885,798

SHORT-TERM INVESTMENTS — 3.50%

MONEY MARKET FUNDS — 3.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	604,422,322	604,422,322

162

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2013

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	42,263,576	$42,263,576
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	13,656,207	13,656,207

		660,342,105

TOTAL SHORT-TERM INVESTMENTS
(Cost: $660,342,105)		660,342,105

TOTAL INVESTMENTS IN SECURITIES — 103.37%
(Cost: $16,201,237,838)		19,472,227,903
Other Assets, Less Liabilities — (3.37)%		(635,341,006)

NET ASSETS — 100.00%		$18,836,886,897

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

163

Schedule of Investments   (Unaudited)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.78%

ADVERTISING — 0.04%
Interpublic Group of Companies Inc. (The)	505,563	$7,355,942

		7,355,942

AEROSPACE & DEFENSE — 1.08%
Alliant Techsystems Inc.	69,685	5,737,166
B/E Aerospace Inc.[a]	13,679	862,871
Exelis Inc.	407,382	5,617,798
General Dynamics Corp.	646,754	50,660,241
L-3 Communications Holdings Inc.	194,869	16,708,068
Northrop Grumman Corp.	509,228	42,164,078
Raytheon Co.	702,907	46,476,211
Rockwell Collins Inc.	32,017	2,030,198
Spirit AeroSystems Holdings Inc. Class Aa	224,989	4,832,764
Triumph Group Inc.	89,036	7,047,199
United Technologies Corp.	125,404	11,655,048

		193,791,642

AGRICULTURE — 0.42%
Archer-Daniels-Midland Co.	1,318,589	44,713,353
Bunge Ltd.[b]	318,502	22,540,386
Reynolds American Inc.	165,842	8,021,778

		75,275,517

AIRLINES — 0.21%
Alaska Air Group Inc.[a]	11,726	609,752
Delta Air Lines Inc.[a],b	1,005,126	18,805,908
Southwest Airlines Co.	1,391,996	17,942,828

		37,358,488

APPAREL — 0.01%
Deckers Outdoor Corp.[a],b	41,855	2,114,096

		2,114,096

AUTO MANUFACTURERS — 1.06%
Ford Motor Co.	5,424,990	83,924,595
General Motors Co.[a],b	1,803,149	60,062,893
Navistar International Corp.[a],b	104,971	2,913,995
Oshkosh Corp.[a]	190,521	7,234,083
PACCAR Inc.	667,133	35,798,357

		189,933,923

AUTO PARTS & EQUIPMENT — 0.45%
Allison Transmission Holdings Inc.	63,950	1,475,966
Johnson Controls Inc.	1,483,263	53,085,983
Lear Corp.	177,584	10,736,729
TRW Automotive Holdings Corp.[a]	233,033	15,482,712

		80,781,390

Security	Shares	Value

BANKS — 14.27%
Associated Banc-Corp	363,162	$5,647,169
Bank of America Corp.	23,343,464	300,196,947
Bank of Hawaii Corp.	97,103	4,886,223
Bank of New York Mellon Corp. (The)	2,513,229	70,496,073
BankUnited Inc.	139,394	3,625,638
BB&T Corp.	1,519,421	51,477,983
BOK Financial Corp.	57,906	3,708,879
Capital One Financial Corp.	1,264,924	79,449,876
CapitalSource Inc.	424,513	3,981,932
CIT Group Inc.[a]	435,789	20,320,841
Citigroup Inc.	6,588,960	316,072,411
City National Corp.	101,107	6,407,151
Comerica Inc.	404,149	16,097,255
Commerce Bancshares Inc.	166,585	7,256,443
Cullen/Frost Bankers Inc.[b]	112,674	7,523,243
East West Bancorp Inc.	294,870	8,108,925
Fifth Third Bancorp	1,893,926	34,185,364
First Citizens BancShares Inc. Class A	16,370	3,143,859
First Horizon National Corp.	522,341	5,850,219
First Republic Bank	252,072	9,699,731
Fulton Financial Corp.	422,570	4,851,104
Goldman Sachs Group Inc. (The)	992,834	150,166,142
Huntington Bancshares Inc.	1,816,219	14,311,806
J.P. Morgan Chase & Co.	8,184,378	432,053,315
KeyCorp	1,993,238	22,005,348
M&T Bank Corp.	279,350	31,217,362
Morgan Stanley	3,297,256	80,551,964
Northern Trust Corp.	518,043	29,994,690
PNC Financial Services Group Inc. (The)[c]	1,146,401	83,595,561
Popular Inc.[a]	223,576	6,781,060
Regions Financial Corp.	3,060,477	29,166,346
Signature Bank[a],b	92,411	7,671,961
State Street Corp.	987,568	64,399,309
SunTrust Banks Inc.	1,169,670	36,926,482
SVB Financial Group[a],b	97,615	8,133,282
Synovus Financial Corp.	1,717,859	5,016,148
TCF Financial Corp.	354,424	5,025,732
U.S. Bancorp	4,005,153	144,786,281
Valley National Bancorp[b]	435,276	4,122,064
Wells Fargo & Co.	10,454,348	431,450,942
Zions Bancorp	398,967	11,522,167

		2,561,885,228

BEVERAGES — 0.21%
Beam Inc.	348,380	21,986,262
Constellation Brands Inc. Class Aa	19,651	1,024,210
Molson Coors Brewing Co. Class B NVS	302,538	14,479,469

		37,489,941

BIOTECHNOLOGY — 0.09%
Bio-Rad Laboratories Inc. Class Aa	44,394	4,981,007
Charles River Laboratories International Inc.[a],b	58,289	2,391,598
Life Technologies Corp.[a]	130,035	9,623,890

		16,996,495

BUILDING MATERIALS — 0.14%
Fortune Brands Home & Security Inc.	43,233	1,674,846
Owens Corning[a]	257,426	10,060,208
Vulcan Materials Co.	281,397	13,622,429

		25,357,483

164

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2013

Security	Shares	Value

CHEMICALS — 1.25%
Air Products and Chemicals Inc.	451,110	$41,308,143
Albemarle Corp.	117,939	7,346,420
Ashland Inc.	171,114	14,288,019
Cabot Corp.	138,187	5,170,958
CF Industries Holdings Inc.	128,381	22,017,342
Cytec Industries Inc.	90,824	6,652,858
Dow Chemical Co. (The)	2,276,085	73,221,654
Huntsman Corp.	421,165	6,974,492
Kronos Worldwide Inc.[b]	45,063	731,823
Mosaic Co. (The)	649,756	34,963,370
PPG Industries Inc.	27,794	4,069,320
Rockwood Holdings Inc.	46,090	2,951,143
RPM International Inc.	18,359	586,386
Sigma-Aldrich Corp.	14,586	1,172,131
W.R. Grace & Co.[a]	21,210	1,782,488
Westlake Chemical Corp.	6,126	590,608

		223,827,155
COAL — 0.12%
CONSOL Energy Inc.	495,070	13,416,397
Peabody Energy Corp.	583,843	8,547,462

		21,963,859
COMMERCIAL SERVICES — 0.59%
Aaron’s Inc.	139,368	3,903,698
ADT Corp. (The)	473,756	18,879,177
Apollo Group Inc. Class Aa	211,079	3,740,320
Booz Allen Hamilton Holding Corp.[b]	3,862	67,122
CoreLogic Inc.[a,b]	206,777	4,791,023
DeVry Inc.	136,176	4,224,179
Iron Mountain Inc.	36,893	981,723
KAR Auction Services Inc.	102,911	2,353,575
Lender Processing Services Inc.	29,576	956,784
Manpowergroup Inc.	167,017	9,152,532
McGraw Hill Financial Inc.	313,381	16,668,735
Paychex Inc.	70,437	2,572,359
Quanta Services Inc.[a]	357,575	9,461,434
R.R. Donnelley & Sons Co.[b]	180,000	2,521,800
SAIC Inc.[b]	632,816	8,815,127
SEI Investments Co.	16,856	479,216
Service Corp. International	100,373	1,809,725
Total System Services Inc.	79,234	1,939,648
Towers Watson & Co. Class A	141,159	11,566,568
Weight Watchers International Inc.	26,554	1,221,484

		106,106,229
COMPUTERS — 2.71%
Apple Inc.	493,898	195,623,120
Brocade Communications Systems Inc.[a]	960,943	5,535,032
Computer Sciences Corp.	325,301	14,238,425
Dell Inc.	2,713,490	36,225,091
Diebold Inc.	137,839	4,643,796
DST Systems Inc.	13,268	866,798
EMC Corp.	2,274,545	53,724,753
Hewlett-Packard Co.	4,209,517	104,396,022

Security	Shares	Value

Lexmark International Inc. Class A	136,450	$4,171,276
MICROS Systems Inc.[a]	144,949	6,254,549
Riverbed Technology Inc.[a]	19,467	302,907
SanDisk Corp.[a]	287,732	17,580,425
Stratasys Ltd.[a,b]	30,794	2,578,690
Synopsys Inc.[a]	332,958	11,903,248
Western Digital Corp.	457,466	28,404,064

		486,448,196
COSMETICS & PERSONAL CARE — 2.55%
Procter & Gamble Co. (The)	5,934,774	456,918,250

		456,918,250
DISTRIBUTION & WHOLESALE — 0.13%
Arrow Electronics Inc.[a,b]	226,650	9,032,003
Genuine Parts Co.	18,452	1,440,548
Ingram Micro Inc. Class Aa,b	329,861	6,264,060
WESCO International Inc.[a,b]	95,788	6,509,752

		23,246,363
DIVERSIFIED FINANCIAL SERVICES — 1.94%
Air Lease Corp.	151,775	4,187,472
Ameriprise Financial Inc.	297,175	24,035,514
Artisan Partners Asset Management Inc.[a]	16,020	799,558
BlackRock Inc.[c]	182,940	46,988,139
Charles Schwab Corp. (The)	2,054,029	43,607,036
CME Group Inc.	686,218	52,138,844
Discover Financial Services	1,061,951	50,591,346
E*TRADE Financial Corp.[a,b]	621,103	7,863,164
Federated Investors Inc. Class Bb	52,834	1,448,180
Interactive Brokers Group Inc. Class A	99,228	1,584,671
Invesco Ltd.	962,826	30,617,867
Legg Mason Inc.	240,653	7,462,650
LPL Financial Holdings Inc.	26,364	995,505
NASDAQ OMX Group Inc. (The)	241,284	7,911,702
NYSE Euronext Inc.	526,186	21,784,100
Raymond James Financial Inc.	263,999	11,346,677
SLM Corp.	961,940	21,989,948
TD Ameritrade Holding Corp.	504,250	12,248,232

		347,600,605
ELECTRIC — 5.64%
AES Corp. (The)	1,344,411	16,119,488
Alliant Energy Corp.	240,186	12,110,178
Ameren Corp.	525,397	18,094,673
American Electric Power Co. Inc.	1,052,469	47,129,562
Calpine Corp.[a]	756,263	16,055,463
CMS Energy Corp.	577,777	15,698,201
Consolidated Edison Inc.	634,222	36,981,485
Dominion Resources Inc.	1,250,880	71,075,002
DTE Energy Co.	376,668	25,240,523
Duke Energy Corp.	1,528,186	103,152,555
Edison International	705,503	33,977,024
Entergy Corp.	385,835	26,884,983
Exelon Corp.	1,853,231	57,227,773
FirstEnergy Corp.	905,587	33,814,619
Great Plains Energy Inc.	332,885	7,503,228
Hawaiian Electric Industries Inc.	213,131	5,394,346
Integrys Energy Group Inc.	171,341	10,028,589

165

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2013

Security	Shares	Value

MDU Resources Group Inc.	408,884	$10,594,184
National Fuel Gas Co.	159,315	9,232,304
NextEra Energy Inc.	919,500	74,920,860
Northeast Utilities	681,269	28,626,923
NRG Energy Inc.	698,305	18,644,743
NV Energy Inc.	509,829	11,960,588
OGE Energy Corp.	214,624	14,637,357
Pepco Holdings Inc.	538,275	10,851,624
PG&E Corp.	957,461	43,784,692
Pinnacle West Capital Corp.	238,080	13,206,298
PPL Corp.	1,282,629	38,812,354
Public Service Enterprise Group Inc.	1,095,611	35,782,655
SCANA Corp.	302,069	14,831,588
Southern Co. (The)	1,884,716	83,172,517
TECO Energy Inc.	471,147	8,099,017
Westar Energy Inc.	274,755	8,781,170
Wisconsin Energy Corp.	495,273	20,301,240
Xcel Energy Inc.	1,076,701	30,513,706

		1,013,241,512
ELECTRICAL COMPONENTS & EQUIPMENT — 0.26%
Emerson Electric Co.	392,267	21,394,242
Energizer Holdings Inc.	134,768	13,545,532
Hubbell Inc. Class B	35,343	3,498,957
Molex Inc.	301,117	8,834,773

		47,273,504
ELECTRONICS — 0.81%
Agilent Technologies Inc.	663,776	28,383,062
Avnet Inc.[a,b]	296,763	9,971,237
AVX Corp.	102,369	1,202,836
FLIR Systems Inc.	93,092	2,510,691
Garmin Ltd.	265,526	9,601,420
Gentex Corp.	132,139	3,045,804
Jabil Circuit Inc.	438,792	8,942,581
PerkinElmer Inc.	242,391	7,877,708
Tech Data Corp.[a]	82,738	3,896,132
Thermo Fisher Scientific Inc.	777,191	65,773,674
Vishay Intertechnology Inc.[a,b]	284,676	3,954,150

		145,159,295
ENGINEERING & CONSTRUCTION — 0.29%
AECOM Technology Corp.[a,b]	201,785	6,414,745
Fluor Corp.	141,424	8,387,857
Jacobs Engineering Group Inc.[a]	283,224	15,614,139
KBR Inc.	320,066	10,402,145
McDermott International Inc.[a,b]	512,021	4,188,332
URS Corp.	164,343	7,760,277

		52,767,495
ENTERTAINMENT — 0.09%
Dolby Laboratories Inc. Class Ab	58,667	1,962,411
DreamWorks Animation SKG Inc. Class Aa,b	159,782	4,100,006
Penn National Gaming Inc.[a,b]	147,103	7,775,864
Regal Entertainment Group Class Ab	138,714	2,482,981

		16,321,262

Security	Shares	Value

ENVIRONMENTAL CONTROL — 0.35%
Covanta Holding Corp.	229,643	$4,597,453
Republic Services Inc.	585,492	19,871,598
Waste Connections Inc.	14,960	615,454
Waste Management Inc.	930,378	37,522,145

		62,606,650
FOOD — 1.24%
Campbell Soup Co.	129,521	5,801,246
ConAgra Foods Inc.	67,691	2,364,447
Dean Foods Co.[a,b]	403,019	4,038,251
Ingredion Inc.	147,284	9,664,776
J.M. Smucker Co. (The)	201,828	20,818,558
Kellogg Co.	43,877	2,818,220
Mondelez International Inc. Class A	3,863,995	110,239,777
Pinnacle Foods Inc.	30,701	741,429
Safeway Inc.	481,146	11,383,914
Smithfield Foods Inc.[a,b]	300,471	9,840,425
Sysco Corp.	840,463	28,710,216
Tyson Foods Inc. Class A	606,456	15,573,790

		221,995,049
FOREST PRODUCTS & PAPER — 0.13%
Domtar Corp.	71,491	4,754,152
International Paper Co.	134,850	5,975,203
MeadWestvaco Corp.	383,170	13,069,929

		23,799,284
GAS — 0.71%
AGL Resources Inc.	255,908	10,968,217
Atmos Energy Corp.	196,074	8,050,799
CenterPoint Energy Inc.	927,928	21,797,029
NiSource Inc.	675,677	19,351,389
Questar Corp.	330,159	7,874,292
Sempra Energy	527,432	43,122,840
UGI Corp.	247,718	9,688,251
Vectren Corp.	178,157	6,027,051

		126,879,868
HAND & MACHINE TOOLS — 0.27%
Kennametal Inc.	170,496	6,620,360
Regal Beloit Corp.	97,416	6,316,453
Snap-on Inc.	111,924	10,003,767
Stanley Black & Decker Inc.	319,759	24,717,371

		47,657,951
HEALTH CARE — PRODUCTS — 1.84%
Alere Inc.[a]	176,017	4,312,417
Boston Scientific Corp.[a,b]	2,921,279	27,080,256
CareFusion Corp.[a]	475,966	17,539,347
Cooper Companies Inc. (The)	27,092	3,225,303
Covidien PLC	1,018,753	64,018,439
Hill-Rom Holdings Inc.	129,405	4,358,360
Hologic Inc.[a,b]	412,283	7,957,062
Hospira Inc.[a,b]	358,356	13,728,618
Medtronic Inc.	2,200,047	113,236,419
QIAGEN NVa	506,756	10,089,512

166

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2013

Security	Shares	Value

St. Jude Medical Inc.	223,343	$10,191,141
Stryker Corp.	300,398	19,429,743
TECHNE Corp.	42,673	2,947,851
Teleflex Inc.	89,023	6,898,392
Zimmer Holdings Inc.	344,151	25,790,676

		330,803,536
HEALTH CARE — SERVICES — 2.08%
Aetna Inc.	601,174	38,198,596
Cigna Corp.	581,996	42,188,890
Community Health Systems Inc.	188,184	8,822,066
HCA Holdings Inc.	537,150	19,369,629
Health Net Inc.[a,b]	171,810	5,466,994
Humana Inc.	341,053	28,778,052
LifePoint Hospitals Inc.[a,b]	102,617	5,011,814
MEDNAX Inc.[a,b]	38,276	3,505,316
Quest Diagnostics Inc.	319,612	19,378,076
UnitedHealth Group Inc.	2,208,693	144,625,218
Universal Health Services Inc. Class B	64,238	4,301,377
WellPoint Inc.	650,398	53,228,572

		372,874,600
HOLDING COMPANIES — DIVERSIFIED — 0.18%
American Capital Ltd.[a]	656,312	8,315,473
Ares Capital Corp.	580,406	9,982,983
Leucadia National Corp.	554,112	14,528,817

		32,827,273
HOME BUILDERS — 0.22%
D.R. Horton Inc.	610,649	12,994,611
Lennar Corp. Class A	358,024	12,903,185
NVR Inc.[a,b]	1,787	1,647,614
Taylor Morrison Home Corp. Class Aa	8,249	201,110
Toll Brothers Inc.[a,b]	366,303	11,952,467

		39,698,987
HOME FURNISHINGS — 0.15%
Harman International Industries Inc.	147,140	7,974,988
Whirlpool Corp.	159,423	18,231,614

		26,206,602
HOUSEHOLD PRODUCTS & WARES — 0.13%
Avery Dennison Corp.	147,276	6,297,522
Clorox Co. (The)	46,755	3,887,211
Kimberly-Clark Corp.	136,582	13,267,575

		23,452,308
HOUSEWARES — 0.04%
Newell Rubbermaid Inc.	262,997	6,903,671

		6,903,671
INSURANCE — 7.90%
ACE Ltd.	736,600	65,910,968
Aflac Inc.	1,009,553	58,675,220
Alleghany Corp.[a]	36,343	13,930,635
Allied World Assurance Co. Holdings Ltd.	50,099	4,584,560

Security	Shares	Value

Allstate Corp. (The)	1,014,787	$48,831,550
American Financial Group Inc.	145,390	7,111,025
American International Group Inc.[a]	3,196,825	142,898,078
American National Insurance Co.	15,735	1,565,160
Aon PLC	153,286	9,863,954
Arch Capital Group Ltd.[a,b]	270,012	13,881,317
Aspen Insurance Holdings Ltd.[b]	143,525	5,323,342
Assurant Inc.	166,715	8,487,461
Assured Guaranty Ltd.	365,035	8,052,672
Axis Capital Holdings Ltd.[b]	192,322	8,804,501
Berkshire Hathaway Inc. Class Ba	3,896,911	436,142,279
Brown & Brown Inc.	138,355	4,460,565
Chubb Corp. (The)	481,001	40,716,735
Cincinnati Financial Corp.	353,903	16,244,148
CNA Financial Corp.	57,130	1,863,581
Endurance Specialty Holdings Ltd.[b]	61,478	3,163,043
Everest Re Group Ltd.	108,209	13,878,886
Fidelity National Financial Inc. Class A	492,846	11,734,663
Genworth Financial Inc. Class Aa	1,067,722	12,182,708
Hanover Insurance Group Inc. (The)	68,048	3,329,589
Hartford Financial Services Group Inc. (The)	986,177	30,492,593
HCC Insurance Holdings Inc.	217,405	9,372,330
ING U.S. Inc.[a]	162,341	4,392,947
Kemper Corp.	103,069	3,530,113
Lincoln National Corp.	581,322	21,200,813
Loews Corp.	611,794	27,163,654
Markel Corp.[a]	29,852	15,730,511
Marsh & McLennan Companies Inc.	396,323	15,821,214
MBIA Inc.[a,b]	306,838	4,084,014
Mercury General Corp.	53,355	2,345,486
MetLife Inc.	1,935,921	88,587,745
Old Republic International Corp.	562,073	7,233,880
PartnerRe Ltd.[b]	124,854	11,306,778
Principal Financial Group Inc.	635,359	23,794,195
ProAssurance Corp.	133,854	6,981,825
Progressive Corp. (The)	255,994	6,507,367
Protective Life Corp.	169,874	6,524,860
Prudential Financial Inc.	618,918	45,199,582
Reinsurance Group of America Inc.	156,990	10,849,579
RenaissanceRe Holdings Ltd.[b]	96,375	8,364,386
StanCorp Financial Group Inc.	96,708	4,778,342
Torchmark Corp.	200,271	13,045,653
Travelers Companies Inc. (The)	595,013	47,553,439
Unum Group	577,998	16,975,801
Validus Holdings Ltd.[b]	206,531	7,459,900
W.R. Berkley Corp.	234,797	9,593,805
White Mountains Insurance Group Ltd.[b]	13,372	7,688,098
XL Group PLC	632,038	19,163,392

		1,417,378,942
INTERNET — 0.53%
AOL Inc.[a,b]	167,708	6,117,988
Liberty Interactive Corp. Series Aa	1,054,082	24,254,427
Symantec Corp.	410,304	9,219,531
Yahoo! Inc.[a]	2,054,966	51,600,196
Zynga Inc. Class Aa	1,263,025	3,511,209

		94,703,351
IRON & STEEL — 0.39%
Allegheny Technologies Inc.	233,766	6,150,384
Carpenter Technology Corp.	100,205	4,516,239

167

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2013

Security	Shares	Value

Cliffs Natural Resources Inc.[b]	331,505	$5,386,956
Nucor Corp.	688,120	29,809,358
Reliance Steel & Aluminum Co.	165,953	10,879,879
Steel Dynamics Inc.	477,243	7,115,693
United States Steel Corp.[b]	312,431	5,476,916

		69,335,425
LEISURE TIME — 0.24%
Carnival Corp.	904,550	31,017,019
Norwegian Cruise Line Holdings Ltd.[a]	3,691	111,874
Royal Caribbean Cruises Ltd.	353,693	11,792,125

		42,921,018
LODGING — 0.20%
Choice Hotels International Inc.	56,771	2,253,241
Hyatt Hotels Corp. Class Aa,b	96,874	3,909,835
Marriott International Inc. Class A	58,998	2,381,749
MGM Resorts International[a,b]	804,943	11,897,058
Starwood Hotels & Resorts Worldwide Inc.	242,253	15,307,967

		35,749,850
MACHINERY — 0.89%
AGCO Corp.	210,719	10,575,987
Babcock & Wilcox Co. (The)	75,322	2,261,920
Caterpillar Inc.	1,166,387	96,215,264
CNH Global NV	65,973	2,748,435
Cummins Inc.	73,951	8,020,725
Gardner Denver Inc.	106,555	8,010,805
IDEX Corp.	12,108	651,531
Joy Global Inc.	230,101	11,166,801
Terex Corp.[a,b]	240,787	6,332,698
Xylem Inc.	376,750	10,149,645
Zebra Technologies Corp. Class Aa	100,449	4,363,505

		160,497,316
MANUFACTURING — 4.71%
3M Co.	230,160	25,167,996
A.O. Smith Corp.	95,801	3,475,660
AptarGroup Inc.	43,181	2,384,023
Carlisle Companies Inc.	130,676	8,142,422
Crane Co.	8,087	484,573
Danaher Corp.	1,033,084	65,394,217
Donaldson Co. Inc.	24,791	884,047
Dover Corp.	97,072	7,538,612
Eaton Corp. PLC	1,024,434	67,418,002
General Electric Co.	22,390,142	519,227,393
Harsco Corp.	162,619	3,771,135
Illinois Tool Works Inc.	513,626	35,527,510
Ingersoll-Rand PLC	186,400	10,348,928
Leggett & Platt Inc.	309,416	9,619,743
Parker Hannifin Corp.	323,179	30,831,277
Pentair Ltd. Registered	442,390	25,521,479
SPX Corp.	101,327	7,293,517
Textron Inc.	601,653	15,673,061
Trinity Industries Inc.	171,505	6,592,652

		845,296,247

Security	Shares	Value

MEDIA — 2.66%
CBS Corp. Class B NVS	111,605	$5,454,136
Comcast Corp. Class A	431,819	18,084,580
Gannett Co. Inc.	495,625	12,122,987
John Wiley & Sons Inc. Class A	98,496	3,948,705
Liberty Global PLC Series Aa	120,592	8,933,455
Liberty Media Corp.[a]	218,580	27,707,201
News Corp. Class A NVS	1,131,731	36,894,431
News Corp. Class A NVS[a]	660	10,098
Nielsen Holdings NV	404,866	13,599,449
Sirius XM Radio Inc.	3,526,501	11,813,778
Starz Class Aa,b	28,670	633,607
Thomson Reuters Corp.	808,408	26,329,848
Time Warner Inc.	2,018,496	116,709,439
Walt Disney Co. (The)	3,033,964	191,594,827
Washington Post Co. (The) Class B	9,445	4,569,208

		478,405,749
METAL FABRICATE & HARDWARE — 0.06%
Timken Co. (The)	186,994	10,524,022

		10,524,022
MINING — 0.66%
Alcoa Inc.	2,315,641	18,108,313
Freeport-McMoRan Copper & Gold Inc.	2,239,679	61,837,537
Newmont Mining Corp.	1,066,042	31,927,958
Royal Gold Inc.	103,719	4,364,495
Tahoe Resources Inc.[a]	160,553	2,271,825

		118,510,128
OFFICE & BUSINESS EQUIPMENT — 0.15%
Pitney Bowes Inc.	246,931	3,624,947
Xerox Corp.	2,658,863	24,115,887

		27,740,834
OIL & GAS — 13.61%
Anadarko Petroleum Corp.	1,026,157	88,177,671
Apache Corp.	848,511	71,130,677
Atwood Oceanics Inc.[a,b]	101,006	5,257,362
Chesapeake Energy Corp.	1,254,595	25,568,646
Chevron Corp.	4,197,573	496,740,789
Cimarex Energy Co.	187,199	12,166,063
Cobalt International Energy Inc.[a]	49,492	1,315,002
ConocoPhillips	2,647,509	160,174,294
Denbury Resources Inc.[a,b]	808,043	13,995,305
Devon Energy Corp.	879,137	45,609,628
Diamond Offshore Drilling Inc.	149,081	10,255,282
Energen Corp.	156,394	8,173,150
EOG Resources Inc.	37,708	4,965,389
EQT Corp.	27,682	2,197,120
Exxon Mobil Corp.	9,628,028	869,892,330
Gulfport Energy Corp.[a]	30,993	1,458,841
Helmerich & Payne Inc.	205,416	12,828,229
Hess Corp.	664,390	44,175,291
HollyFrontier Corp.	439,802	18,814,730
Laredo Petroleum Holdings Inc.[a,b]	9,389	193,038
Marathon Oil Corp.	1,534,846	53,074,975
Marathon Petroleum Corp.	703,281	49,975,148

168

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2013

Security	Shares	Value

Murphy Oil Corp.	413,533	$25,180,024
Nabors Industries Ltd.[b]	637,959	9,767,152
Newfield Exploration Co.[a,b]	293,286	7,006,603
Noble Energy Inc.	677,939	40,703,458
Occidental Petroleum Corp.	1,744,512	155,662,806
Patterson-UTI Energy Inc.	318,068	6,156,206
PBF Energy Inc.	50,938	1,319,294
Phillips 66	1,340,864	78,990,298
Pioneer Natural Resources Co.	77,482	11,215,519
QEP Resources Inc.	348,966	9,694,275
Rowan Companies PLC Class Aa	268,939	9,162,752
SandRidge Energy Inc.[a,b]	1,077,904	5,130,823
Tesoro Corp.	294,093	15,386,946
Ultra Petroleum Corp.[a,b]	331,146	6,563,314
Unit Corp.[a,b]	107,363	4,571,517
Valero Energy Corp.	1,180,921	41,060,623
Whiting Petroleum Corp.[a,b]	234,739	10,819,121
WPX Energy Inc.[a,b]	433,567	8,211,759

		2,442,741,450
OIL & GAS SERVICES — 0.78%
Baker Hughes Inc.	896,442	41,352,869
Cameron International Corp.[a]	198,727	12,154,143
MRC Global Inc.[a]	102,652	2,835,248
National Oilwell Varco Inc.	925,220	63,747,658
Oil States International Inc.[a,b]	119,017	11,025,735
RPC Inc.[b]	26,874	371,130
Superior Energy Services Inc.[a,b]	347,356	9,010,415

		140,497,198
PACKAGING & CONTAINERS — 0.14%
Bemis Co. Inc.	124,990	4,892,109
Crown Holdings Inc.[a,b]	45,788	1,883,260
Greif Inc. Class A	54,678	2,879,890
Owens-Illinois Inc.[a]	146,746	4,078,071
Rock-Tenn Co. Class A	43,617	4,356,466
Sonoco Products Co.	219,194	7,577,537

		25,667,333
PHARMACEUTICALS — 8.28%
Abbott Laboratories	3,375,514	117,737,928
Bristol-Myers Squibb Co.	494,379	22,093,798
Cardinal Health Inc.	740,174	34,936,213
DENTSPLY International Inc.	223,697	9,162,629
Eli Lilly and Co.	1,676,376	82,343,589
Express Scripts Holding Co.[a]	223,049	13,759,893
Forest Laboratories Inc.[a]	577,440	23,675,040
Johnson & Johnson	5,297,661	454,857,174
Merck & Co. Inc.	6,538,563	303,716,251
Omnicare Inc.	227,201	10,839,760
Patterson Companies Inc.	19,880	747,488
Pfizer Inc.	14,482,203	405,646,506
Quintiles Transnational Holdings Inc.[a]	32,502	1,383,285
VCA Antech Inc.[a,b]	193,246	5,041,788
Warner Chilcott PLC Class A	36,397	723,572

		1,486,664,914
PIPELINES — 0.43%
Kinder Morgan Inc.	120,462	4,595,625

Security	Shares	Value

ONEOK Inc.	26,774	$1,106,034
Spectra Energy Corp.	1,449,054	49,934,401
Williams Companies Inc. (The)	666,707	21,647,976

		77,284,036
REAL ESTATE — 0.20%
Forest City Enterprises Inc. Class Aa	341,913	6,123,662
Howard Hughes Corp. (The)[a]	85,530	9,587,058
Jones Lang LaSalle Inc.	95,481	8,702,138
Realogy Holdings Corp.[a]	28,094	1,349,636
St. Joe Co. (The)[a,b]	113,872	2,397,005
WP Carey Inc.	124,331	8,226,982

		36,386,481
REAL ESTATE INVESTMENT TRUSTS — 4.34%
Alexandria Real Estate Equities Inc.	154,665	10,164,584
American Campus Communities Inc.	226,879	9,224,900
American Capital Agency Corp.	858,458	19,735,949
Annaly Capital Management Inc.[b]	2,051,402	25,786,123
Apartment Investment and Management Co. Class A	142,485	4,280,249
AvalonBay Communities Inc.	280,151	37,795,171
BioMed Realty Trust Inc.	403,432	8,161,429
Boston Properties Inc.	297,361	31,362,665
Brandywine Realty Trust[b]	339,011	4,583,429
BRE Properties Inc. Class A	166,883	8,347,488
Camden Property Trust	183,707	12,701,502
CBL & Associates Properties Inc.[b]	237,672	5,090,934
Chimera Investment Corp.	2,225,120	6,675,360
CommonWealth REIT	256,174	5,922,743
Corporate Office Properties Trust	185,720	4,735,860
Corrections Corp. of America	91,334	3,093,483
DDR Corp.[b]	571,728	9,519,271
Digital Realty Trust Inc.	59,505	3,629,805
Douglas Emmett Inc.	307,513	7,672,449
Duke Realty Corp.[b]	696,535	10,858,981
Equity Lifestyle Properties, Inc.	24,990	1,963,964
Equity Residential	779,871	45,279,310
Essex Property Trust Inc.	82,278	13,075,620
Extra Space Storage Inc.	221,092	9,270,388
Federal Realty Investment Trust	48,453	5,023,607
General Growth Properties Inc.	1,287,412	25,580,876
Hatteras Financial Corp.	215,810	5,317,558
HCP Inc.	984,131	44,718,913
Health Care REIT Inc.[b]	616,159	41,301,138
Healthcare Trust of America Inc. Class A	241,271	2,709,473
Home Properties Inc.	113,113	7,394,197
Hospitality Properties Trust	302,585	7,951,934
Host Hotels & Resorts Inc.	1,612,598	27,204,528
Kilroy Realty Corp.	163,397	8,661,675
Kimco Realty Corp.	885,106	18,967,822
Liberty Property Trust	232,195	8,581,927
Macerich Co. (The)	297,731	18,152,659
Mack-Cali Realty Corp.	190,385	4,662,529
MFA Financial Inc.	785,533	6,637,754
Mid-America Apartment Communities Inc.	92,515	6,269,742
National Retail Properties Inc.[b]	255,750	8,797,800
Piedmont Office Realty Trust Inc. Class A	363,044	6,491,227
Post Properties Inc.[b]	118,203	5,849,866
Prologis Inc.	1,078,839	40,693,807
Public Storage	21,083	3,232,656
Realty Income Corp.[b]	423,490	17,752,701

169

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2013

Security	Shares	Value

Regency Centers Corp.	115,248	$5,855,751
Retail Properties of America Inc. Class A	290,002	4,141,229
Senior Housing Properties Trust	377,524	9,789,197
Simon Property Group Inc.	169,323	26,739,488
SL Green Realty Corp.	177,074	15,616,156
Starwood Property Trust Inc.	359,830	8,905,792
Taubman Centers Inc.	84,705	6,365,581
Two Harbors Investment Corp.	790,910	8,106,827
UDR Inc.	508,136	12,952,387
Ventas Inc.	348,510	24,207,505
Vornado Realty Trust	326,254	27,030,144
Weingarten Realty Investors[b]	263,776	8,116,387

		778,712,490
RETAIL — 2.33%
Abercrombie & Fitch Co. Class A	149,725	6,775,056
American Eagle Outfitters Inc.	148,528	2,712,121
Ascena Retail Group Inc.[a]	236,573	4,128,199
Best Buy Co. Inc.	433,440	11,845,915
Big Lots Inc.[a]	92,662	2,921,633
Chico’s FAS Inc.	22,478	383,475
CST Brands Inc.[a]	130,604	4,023,909
CVS Caremark Corp.	2,346,368	134,165,322
Darden Restaurants Inc.	97,539	4,923,769
Dillard’s Inc. Class A	19,111	1,566,529
DSW Inc. Class A	6,864	504,298
Foot Locker Inc.	286,726	10,072,684
GameStop Corp. Class Ab	257,366	10,817,093
Guess? Inc.	128,508	3,987,603
J.C. Penney Co. Inc.[a,b]	370,271	6,324,229
Kohl’s Corp.	480,733	24,281,824
Macy’s Inc.	186,944	8,973,312
PVH Corp.	20,009	2,502,125
Sears Holdings Corp.[a,b]	93,837	3,948,661
Signet Jewelers Ltd.[b]	159,892	10,781,518
Staples Inc.	1,437,623	22,800,701
Target Corp.	300,134	20,667,227
Wal-Mart Stores Inc.	1,175,107	87,533,720
Walgreen Co.	506,753	22,398,483
Wendy’s Co. (The)	616,467	3,594,003
World Fuel Services Corp.	127,538	5,098,969

		417,732,378
SAVINGS & LOANS — 0.27%
First Niagara Financial Group Inc.	766,430	7,717,950
Hudson City Bancorp Inc.	1,144,220	10,481,055
New York Community Bancorp Inc.	954,621	13,364,694
People’s United Financial Inc.	716,159	10,670,769
TFS Financial Corp.[a,b]	170,622	1,910,967
Washington Federal Inc.	225,615	4,259,611

		48,405,046
SEMICONDUCTORS — 2.44%
Altera Corp.	454,060	14,979,439
Analog Devices Inc.	379,017	17,078,506
Applied Materials Inc.	882,046	13,151,306
Avago Technologies Ltd.	44,756	1,672,979
Broadcom Corp. Class A	696,102	23,500,404
Fairchild Semiconductor International Inc.[a,b]	277,216	3,825,581
First Solar Inc.[a]	131,949	5,902,079

Security	Shares	Value

Freescale Semiconductor Ltd.[a,b]	67,331	$912,335
Intel Corp.	10,064,370	243,759,041
KLA-Tencor Corp.	359,205	20,018,495
Lam Research Corp.[a,b]	269,896	11,967,189
LSI Corp.[a]	1,051,963	7,511,016
Marvell Technology Group Ltd.	854,352	10,004,462
Micron Technology Inc.[a,b]	2,230,558	31,963,896
NVIDIA Corp.	1,251,399	17,557,128
ON Semiconductor Corp.[a]	48,799	394,296
Rovi Corp.[a,b]	197,757	4,516,770
Silicon Laboratories Inc.[a,b]	12,225	506,237
Skyworks Solutions Inc.[a,b]	69,962	1,531,468
Teradyne Inc.[a,b]	412,804	7,252,966

		438,005,593
SOFTWARE — 0.70%
Activision Blizzard Inc.	926,277	13,208,710
Adobe Systems Inc.[a]	662,996	30,206,098
Allscripts Healthcare Solutions Inc.[a,b]	385,081	4,982,948
Autodesk Inc.[a]	100,093	3,397,156
CA Inc.	710,069	20,329,276
Compuware Corp.	462,155	4,783,304
Dun & Bradstreet Corp. (The)	6,396	623,290
Electronic Arts Inc.[a]	152,028	3,492,083
Fidelity National Information Services Inc.	571,855	24,498,268
MSCI Inc. Class Aa	151,872	5,052,782
Nuance Communications Inc.[a]	566,030	10,403,631
VeriFone Systems Inc.[a]	235,266	3,954,822

		124,932,368
TELECOMMUNICATIONS — 5.00%
Amdocs Ltd.	348,560	12,928,090
AT&T Inc.	11,649,667	412,398,212
CenturyLink Inc.	1,318,809	46,619,898
Cisco Systems Inc.	11,572,441	281,326,041
Clearwire Corp. Class Aa,b	127,369	634,298
Corning Inc.	3,194,112	45,452,214
EchoStar Corp. Class Aa	87,811	3,434,288
Frontier Communications Corp.[b]	2,160,497	8,750,013
Harris Corp.	196,003	9,653,148
Intelsat SAa	45,522	910,440
JDS Uniphase Corp.[a,b]	117,848	1,694,654
Juniper Networks Inc.[a,b]	893,430	17,252,133
Level 3 Communications Inc.[a,b]	233,702	4,926,438
Motorola Solutions Inc.	28,314	1,634,567
Polycom Inc.[a]	373,571	3,937,438
Sprint Nextel Corp.[a]	4,297,285	30,166,941
T-Mobile US Inc.	373,040	9,255,122
Telephone & Data Systems Inc.	204,059	5,030,054
United States Cellular Corp.[b]	27,708	1,016,607
Windstream Corp.	70,588	544,234

		897,564,830
TEXTILES — 0.12%
Cintas Corp.	160,410	7,305,071
Mohawk Industries Inc.[a,b]	131,326	14,772,862

		22,077,933

170

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2013

Security	Shares	Value

TOYS, GAMES & HOBBIES — 0.01%
Hasbro Inc.	37,029	$1,660,010

		1,660,010

TRANSPORTATION — 0.92%
Con-way Inc.	77,346	3,013,400
CSX Corp.	1,108,676	25,710,196
FedEx Corp.	686,136	67,639,287
Genesee & Wyoming Inc. Class Aa	52,674	4,468,862
Golar LNG Ltd.	94,729	3,020,908
Kirby Corp.[a]	50,265	3,998,078
Norfolk Southern Corp.	558,786	40,595,803
Ryder System Inc.	112,428	6,834,498
Teekay Corp.	82,157	3,338,039
Tidewater Inc.	107,175	6,105,760

		164,724,831

TRUCKING & LEASING — 0.03%
AMERCO	7,177	1,161,956
GATX Corp.	101,343	4,806,699

		5,968,655

WATER — 0.09%
American Water Works Co. Inc.	384,790	15,864,892
Aqua America Inc.	37,792	1,182,511

		17,047,403

TOTAL COMMON STOCKS
(Cost: $15,801,608,318)		17,912,055,480

SHORT-TERM INVESTMENTS — 2.28%

MONEY MARKET FUNDS — 2.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	338,000,725	338,000,725
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	23,634,335	23,634,335

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	47,858,318	$47,858,318

		409,493,378

TOTAL SHORT-TERM INVESTMENTS
(Cost: $409,493,378)		409,493,378

TOTAL INVESTMENTS IN SECURITIES — 102.06%
(Cost: $16,211,101,696)		18,321,548,858
Other Assets, Less Liabilities — (2.06)%		(369,713,944)

NET ASSETS — 100.00%		$17,951,834,914

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

171

Schedule of Investments   (Unaudited)

iSHARES® RUSSELL 2000 ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.79%

ADVERTISING — 0.11%
Harte-Hanks Inc.	663,519	$5,706,263
Marchex Inc. Class B	350,138	2,107,831
Marin Software Inc.[a]	141,687	1,450,875
MDC Partners Inc.	389,546	7,027,410
Millennial Media Inc.[a,b]	544,671	4,744,084
Valuevision Media Inc. Class Aa	606,341	3,098,403

		24,134,866
AEROSPACE & DEFENSE — 1.34%
AAR Corp.	613,349	13,481,411
AeroVironment Inc.[a,b]	285,914	5,769,744
API Technologies Corp.[a]	504,299	1,412,037
Astronics Corp.[a,b]	193,850	7,922,649
Cubic Corp.	308,440	14,835,964
Curtiss-Wright Corp.	722,765	26,785,671
Ducommun Inc.[a]	163,653	3,479,263
Erickson Air-Crane Inc.[a]	58,181	1,094,385
Esterline Technologies Corp.[a]	482,872	34,906,817
GenCorp Inc.[a,b]	933,883	15,184,937
HEICO Corp.	819,275	41,266,882
Innovative Solutions and Support Inc.	194,214	1,242,970
Kaman Corp.	417,602	14,432,325
Kratos Defense & Security Solutions Inc.[a,b]	678,302	4,395,397
LMI Aerospace Inc.[a,b]	160,081	2,999,918
M/A-COM Technology Solutions Holdings Inc.[a]	163,182	2,382,457
Moog Inc. Class Aa	699,515	36,046,008
National Presto Industries Inc.[b]	75,846	5,463,187
Orbital Sciences Corp.[a]	925,978	16,084,238
Teledyne Technologies Inc.[a]	576,836	44,618,265

		293,804,525
AGRICULTURE — 0.31%
Alico Inc.	44,554	1,787,061
Alliance One International Inc.[a]	1,352,812	5,140,686
Andersons Inc. (The)	288,635	15,352,496
Griffin Land & Nurseries Inc.	40,533	1,156,001
Limoneira Co.	154,487	3,202,515
Tejon Ranch Co.[a,b]	212,714	6,060,222
Universal Corp.	360,246	20,840,231
Vector Group Ltd.	929,178	15,071,267

		68,610,479
AIRLINES — 0.65%
Allegiant Travel Co.	232,352	24,626,988
Hawaiian Holdings Inc.[a,b]	801,490	4,897,104
JetBlue Airways Corp.[a,b]	3,588,765	22,609,220
Republic Airways Holdings Inc.[a]	758,457	8,593,318
SkyWest Inc.	800,753	10,842,196
Spirit Airlines Inc.[a]	930,698	29,568,275
US Airways Group Inc.[a,b]	2,527,872	41,507,658

		142,644,759

Security	Shares	Value

APPAREL — 1.09%
American Apparel Inc.[a]	894,596	$1,717,624
Columbia Sportswear Co.[b]	201,073	12,597,223
Crocs Inc.[a]	1,360,169	22,442,788
G-III Apparel Group Ltd.[a,b]	259,084	12,467,122
Iconix Brand Group Inc.[a,b]	880,193	25,886,476
Jones Group Inc. (The)	1,236,282	16,998,878
Maidenform Brands Inc.[a]	359,425	6,228,835
Oxford Industries Inc.	207,660	12,957,984
Perry Ellis International Inc.	190,255	3,864,079
Quiksilver Inc.[a,b]	2,046,224	13,177,683
R.G. Barry Corp.	153,924	2,499,726
SKECHERS U.S.A. Inc. Class Aa	596,962	14,333,058
Steven Madden Ltd.[a]	619,057	29,949,978
True Religion Apparel Inc.	402,733	12,750,527
Unifi Inc.[a,b]	230,408	4,762,533
Weyco Group Inc.	100,524	2,533,205
Wolverine World Wide Inc.	774,554	42,298,394

		237,466,113
AUTO MANUFACTURERS — 0.05%
Wabash National Corp.[a,b]	1,057,040	10,760,667

		10,760,667
AUTO PARTS & EQUIPMENT — 1.11%
Accuride Corp.[a,b]	618,661	3,130,425
American Axle & Manufacturing Holdings Inc.[a,b]	1,037,667	19,331,736
Commercial Vehicle Group Inc.[a,b]	369,944	2,759,782
Cooper Tire & Rubber Co.	980,869	32,535,425
Dana Holding Corp.	2,266,599	43,654,697
Dorman Products Inc.	389,409	17,768,733
Douglas Dynamics Inc.	343,039	4,452,646
Federal-Mogul Corp. Class Aa,b	284,903	2,908,860
Fuel Systems Solutions Inc.[a,b]	216,795	3,878,463
Gentherm Inc.[a,b]	515,972	9,581,600
Meritor Inc.[a]	1,504,182	10,604,483
Miller Industries Inc.	173,419	2,667,184
Modine Manufacturing Co.[a,b]	728,807	7,929,420
Remy International Inc.	216,233	4,015,447
Spartan Motors Inc.	526,521	3,222,308
Standard Motor Products Inc.	305,888	10,504,194
Superior Industries International Inc.	358,696	6,173,158
Tenneco Inc.[a,b]	938,998	42,517,829
Titan International Inc.[b]	826,184	13,937,724
Tower International Inc.[a]	94,147	1,863,169

		243,437,283
BANKS — 6.82%
1st Source Corp.	232,893	5,533,538
1st United Bancorp Inc.	461,324	3,100,097
Access National Corp.	112,783	1,463,923
American National Bankshares Inc.	121,372	2,820,685
Ameris Bancorp[a,b]	368,561	6,210,253
Ames National Corp.	143,725	3,271,181
Arrow Financial Corp.	161,130	3,987,967
BancFirst Corp.	109,371	5,091,220
Banco Latinoamericano de Comercio Exterior SA Class E	451,839	10,116,675
Bancorp Inc. (The)[a]	507,049	7,600,665
BancorpSouth Inc.	1,469,220	26,005,194

172

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2013

Security	Shares	Value

Bank of Kentucky Financial Corp.	94,755	$2,694,832
Bank of Marin Bancorp	84,099	3,363,960
Bank of the Ozarks Inc.	480,037	20,800,003
Banner Corp.	300,423	10,151,293
Bar Harbor Bankshares	61,076	2,232,328
BBCN Bancorp Inc.	1,219,188	17,336,853
BNC Bancorp	282,760	3,229,119
Boston Private Financial Holdings Inc.	1,230,300	13,090,392
Bridge Bancorp Inc.	138,533	3,116,992
Bridge Capital Holdings[a]	148,551	2,356,019
Bryn Mawr Bank Corp.	208,526	4,990,027
C&F Financial Corp.	52,353	2,917,633
Camden National Corp.	117,853	4,180,246
Capital Bank Financial Corp.[a]	376,956	7,158,394
Capital City Bank Group Inc.[a]	192,603	2,220,713
Cardinal Financial Corp.	467,169	6,839,354
Cascade Bancorp[a,b]	97,999	608,574
Cass Information Systems Inc.	158,964	7,328,240
Cathay General Bancorp	1,217,357	24,773,215
Center Bancorp Inc.	181,856	2,307,753
CenterState Banks Inc.	464,600	4,032,728
Central Pacific Financial Corp.[a]	336,920	6,064,560
Century Bancorp Inc. Class A	52,489	1,837,115
Chemical Financial Corp.	425,040	11,046,790
Chemung Financial Corp.	55,590	1,861,709
Citizens & Northern Corp.	190,346	3,677,485
City Holding Co.	241,740	9,415,773
CNB Financial Corp.	193,105	3,271,199
CoBiz Financial Inc.	547,187	4,541,652
Columbia Banking System Inc.	787,695	18,755,018
Community Bank System Inc.	617,521	19,050,523
Community Trust Bancorp Inc.	216,355	7,706,565
CommunityOne Bancorp.[a]	162,361	1,316,748
ConnectOne Bancorp Inc.[a]	27,421	842,922
Crescent Financial Bancshares Inc.[a]	185,945	814,439
CU Bancorp[a]	145,032	2,291,506
Customers Bancorp Inc.[a]	308,282	5,009,582
CVB Financial Corp.	1,417,606	16,671,047
Eagle Bancorp Inc.[a]	348,852	7,807,308
Enterprise Bancorp Inc.	111,765	2,066,535
Enterprise Financial Services Corp.	279,469	4,460,325
F.N.B. Corp.	2,238,553	27,041,720
Farmers Capital Bank Corp.[a]	115,375	2,502,484
Fidelity Southern Corp.[a]	159,055	1,967,510
Financial Institutions Inc.	212,912	3,919,710
First Bancorp (North Carolina)	303,638	4,281,296
First BanCorp (Puerto Rico)a,[b]	1,112,888	7,879,247
First Bancorp Inc. (Maine)	147,487	2,578,073
First Busey Corp.	1,118,414	5,032,863
First Commonwealth Financial Corp.	1,511,205	11,137,581
First Community Bancshares Inc.	276,519	4,335,818
First Connecticut Bancorp Inc.	262,140	3,648,989
First Financial Bancorp	893,015	13,305,923
First Financial Bankshares Inc.[b]	486,718	27,090,724
First Financial Corp.	173,283	5,370,040
First Interstate BancSystem Inc.	270,713	5,611,880
First M&F Corp.	128,136	2,025,830
First Merchants Corp.	444,284	7,619,471
First Midwest Bancorp Inc.	1,158,795	15,898,667
First NBC Bank Holding Co.	64,300	1,568,920
First of Long Island Corp. (The)	124,962	4,147,489
First Security Group Inc.[a]	963,593	2,090,997
FirstMerit Corp.	2,558,357	51,243,891
Franklin Financial Corp.	166,001	2,989,678

Security	Shares	Value

German American Bancorp Inc.	195,544	$4,403,651
Glacier Bancorp Inc.	1,111,809	24,671,042
Great Southern Bancorp Inc.	162,701	4,386,419
Guaranty Bancorp[b]	227,109	2,577,687
Hampton Roads Bankshares Inc.[a]	520,676	671,672
Hancock Holding Co.	1,310,287	39,400,330
Hanmi Financial Corp.[a]	487,637	8,616,546
Heartland Financial USA Inc.	228,872	6,291,691
Heritage Commerce Corp.[a]	321,484	2,250,388
Heritage Financial Corp.	233,851	3,425,917
Heritage Oaks Bancorp[a]	313,667	1,935,325
Home Bancshares Inc.	701,830	18,226,525
Horizon Bancorp	134,209	2,739,206
Hudson Valley Holding Corp.	253,665	4,307,232
IBERIABANK Corp.	460,246	24,673,788
Independent Bank Corp. (Massachusetts)	353,231	12,186,469
Independent Bank Group Inc.[a]	58,531	1,779,342
International Bancshares Corp.	824,056	18,607,184
Intervest Bancshares Corp.[a]	276,383	1,846,238
Lakeland Bancorp Inc.	461,005	4,808,282
Lakeland Financial Corp.	257,113	7,134,886
LCNB Corp.	93,523	2,091,174
Macatawa Bank Corp.[a]	366,387	1,846,590
MainSource Financial Group Inc.	314,537	4,224,232
MB Financial Inc.	845,854	22,668,887
Mercantile Bank Corp.	140,043	2,516,573
Merchants Bancshares Inc.	86,531	2,558,722
Metro Bancorp Inc.[a,b]	218,232	4,371,187
MetroCorp Bancshares Inc.	246,080	2,401,741
Middleburg Financial Corp.	82,085	1,567,824
MidSouth Bancorp Inc.	126,973	1,971,891
MidWestOne Financial Group Inc.	104,484	2,513,885
National Bankshares Inc.[b]	107,258	3,810,877
National Penn Bancshares Inc.	1,806,467	18,353,705
NBT Bancorp Inc.	676,068	14,312,360
NewBridge Bancorp[a]	389,880	2,335,381
Northrim BanCorp Inc.	101,469	2,454,535
OFG Bancorp	704,311	12,755,072
Old National Bancorp	1,564,743	21,640,396
OmniAmerican Bancorp Inc.[a]	176,627	3,891,093
Pacific Continental Corp.	276,155	3,258,629
PacWest Bancorp	588,514	18,037,954
Palmetto Bancshares Inc.[a]	68,746	893,698
Park National Corp.	179,192	12,326,618
Park Sterling Corp.[a]	690,288	4,079,602
Peapack-Gladstone Financial Corp.	144,395	2,526,912
Penns Woods Bancorp Inc.	59,246	2,480,038
Peoples Bancorp Inc.	166,701	3,514,057
Pinnacle Financial Partners Inc.[a]	540,681	13,900,909
Preferred Bank[a]	180,009	2,966,548
PrivateBancorp Inc.	1,001,853	21,249,302
Prosperity Bancshares Inc.	930,394	48,185,105
Renasant Corp.[b]	389,333	9,476,365
Republic Bancorp Inc. Class A	149,645	3,280,218
S&T Bancorp Inc.	458,748	8,991,461
S.Y. Bancorp Inc.	215,473	5,285,553
Sandy Spring Bancorp Inc.	385,328	8,330,791
SCBT Financial Corp.	262,816	13,243,298
Seacoast Banking Corp. of Florida[a]	1,132,148	2,490,726
Sierra Bancorp	188,005	2,782,474
Simmons First National Corp. Class A	254,866	6,649,454
Southside Bancshares Inc.	275,387	6,576,242
Southwest Bancorp Inc.[a]	303,988	4,012,642
State Bank Financial Corp.	492,722	7,405,612

173

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2013

Security	Shares	Value

Stellar One Corp.	350,594	$6,889,172
Sterling Bancorp	477,810	5,552,152
Sterling Financial Corp.	524,499	12,472,586
Suffolk Bancorp[a]	178,550	2,917,507
Sun Bancorp Inc. (New Jersey)[a,b]	626,997	2,125,520
Susquehanna Bancshares Inc.	2,878,237	36,985,345
Taylor Capital Group Inc.[a,b]	266,647	4,503,668
Texas Capital Bancshares Inc.[a]	629,485	27,923,955
Tompkins Financial Corp.	223,149	10,084,103
TowneBank[b]	406,343	5,981,369
TriCo Bancshares	247,235	5,273,523
Tristate Capital Holdings Inc.[a]	101,245	1,392,119
TrustCo Bank Corp. NYb	1,454,149	7,910,571
Trustmark Corp.	1,040,846	25,583,995
UMB Financial Corp.	500,946	27,887,664
Umpqua Holdings Corp.	1,728,244	25,940,942
Union First Market Bankshares Corp.	312,059	6,425,295
United Bankshares Inc.	464,207	12,278,275
United Community Banks Inc.[a]	672,843	8,356,710
Univest Corp. of Pennsylvania	257,648	4,913,347
ViewPoint Financial Group	616,617	12,831,800
Virginia Commerce Bancorp Inc.[a]	416,299	5,811,534
Walker & Dunlop Inc.[a]	254,151	4,447,642
Washington Banking Co.	239,392	3,399,366
Washington Trust Bancorp Inc.	223,408	6,371,596
Webster Financial Corp.	1,393,193	35,777,196
WesBanco Inc.	399,959	10,570,916
West Bancorporation Inc.	241,025	2,832,044
Westamerica Bancorp	416,497	19,029,748
Western Alliance Bancorp[a]	1,143,328	18,098,882
Wilshire Bancorp Inc.	955,916	6,328,164
Wintrust Financial Corp.	571,714	21,885,212
Yadkin Financial Corp.[a]	222,002	3,116,908

		1,489,796,647
BEVERAGES — 0.15%
Boston Beer Co. Inc. (The) Class Aa,b	127,232	21,710,868
Coca-Cola Bottling Co. Consolidated	71,870	4,394,851
Craft Brew Alliance Inc.[a,b]	164,718	1,357,276
Farmer Bros. Co.[a]	91,251	1,282,989
National Beverage Corp.	175,046	3,058,054

		31,804,038
BIOTECHNOLOGY — 2.25%
Acorda Therapeutics Inc.[a]	626,216	20,658,866
Aegerion Pharmaceuticals Inc.[a,b]	444,847	28,176,609
Alnylam Pharmaceuticals Inc.[a,b]	897,112	27,819,443
AMAG Pharmaceuticals Inc.[a]	333,021	7,409,717
Arena Pharmaceuticals Inc.[a,b]	3,361,641	25,884,636
ArQule Inc.[a,b]	919,748	2,133,815
Astex Pharmaceuticals Inc.[a]	1,460,297	6,001,821
Biotime Inc.[a,b]	570,026	2,257,303
Cambrex Corp.[a]	463,559	6,475,919
Cell Therapeutics Inc.[a]	1,738,611	1,825,542
Celldex Therapeutics Inc.[a,b]	1,248,313	19,486,166
Chelsea Therapeutics International Ltd.[a]	1,035,554	2,381,774
Coronado Biosciences Inc.[a,b]	340,485	2,928,171
Curis Inc.[a,b]	1,243,198	3,965,802
Cytokinetics Inc.[a]	382,326	4,423,512
Dendreon Corp.[a,b]	2,437,298	10,041,668
Dynavax Technologies Corp.[a,b]	2,823,134	3,105,447

Security	Shares	Value

Emergent BioSolutions Inc.[a]	423,543	$6,107,490
Enzon Pharmaceuticals Inc.	579,892	1,159,784
Epizyme Inc.[a]	91,251	2,566,891
Exact Sciences Corp.[a,b]	989,351	13,761,872
Exelixis Inc.[a,b]	2,837,187	12,880,829
Fibrocell Science Inc.	260,239	1,592,663
Galena Biopharma Inc.[a]	1,288,436	2,860,328
Geron Corp.[a]	2,013,367	3,020,050
GTx Inc.[a,b]	404,846	2,671,984
Halozyme Therapeutics Inc.[a,b]	1,371,334	10,888,392
Harvard Bioscience Inc.[a]	411,857	1,948,084
ImmunoGen Inc.[a,b]	1,304,898	21,648,258
Immunomedics Inc.[a,b]	1,131,601	6,155,909
Insmed Inc.[a]	436,045	5,215,098
Intercept Pharmaceuticals Inc.[a]	96,951	4,347,283
InterMune Inc.[a,b]	1,259,904	12,120,276
Kythera Biopharmaceuticals Inc.[a,b]	157,398	4,257,616
Lexicon Pharmaceuticals Inc.[a,b]	3,508,976	7,614,478
Ligand Pharmaceuticals Inc. Class Ba,b	274,977	10,289,639
Medicines Co. (The)[a]	864,361	26,587,744
MEI Pharma Inc.[a]	148,292	1,057,322
Merrimack Pharmaceuticals Inc.[a,b]	1,402,671	9,439,976
Momenta Pharmaceuticals Inc.[a]	728,807	10,975,833
Nanosphere Inc.[a]	648,197	1,989,965
NeoGenomics Inc.[a]	507,611	2,020,292
NewLink Genetics Corp.[a,b]	260,635	5,139,722
Novavax Inc.[a,b]	2,083,998	4,272,196
NPS Pharmaceuticals Inc.[a,b]	1,548,751	23,386,140
Omeros Corp.[a,b]	460,230	2,319,559
OncoGenex Pharmaceutical Inc.[a,b]	227,792	2,232,362
OvaScience Inc.[a]	138,427	1,900,603
Pacific Biosciences of California Inc.[a,b]	688,168	1,734,183
PDL BioPharma Inc.[b]	2,161,036	16,683,198
Peregrine Pharmaceuticals Inc.[a]	2,116,497	2,730,281
Prothena Corp. PLC[a]	183,346	2,366,997
Puma Biotechnology Inc.[a]	344,196	15,271,977
Repligen Corp.[a,b]	485,350	3,999,284
Rigel Pharmaceuticals Inc.[a,b]	1,371,734	4,581,592
RTI Biologics Inc.[a]	868,640	3,266,086
Sangamo BioSciences Inc.[a,b]	832,996	6,505,699
Sequenom Inc.[a,b]	1,777,487	7,483,220
Spectrum Pharmaceuticals Inc.[b]	926,556	6,912,108
Stemline Therapeutics Inc.[a]	141,179	3,365,707
Sunesis Pharmaceuticals Inc.[a,b]	499,403	2,601,890
Trius Therapeutics Inc.[a,b]	574,609	4,665,825
Verastem Inc.[a,b]	222,784	3,092,242
Vical Inc.[a,b]	1,172,529	3,670,016
XOMA Corp.[a,b]	966,542	3,508,547
ZIOPHARM Oncology Inc.[a,b]	1,036,253	2,176,131

		492,019,832
BUILDING MATERIALS — 1.10%
AAON Inc.	288,817	9,554,066
Apogee Enterprises Inc.	443,631	10,647,144
Boise Cascade Co.[a]	208,868	5,307,336
Builders FirstSource Inc.[a,b]	689,482	4,123,102
Comfort Systems USA Inc.	574,199	8,567,049
Drew Industries Inc.	356,202	14,005,863
Gibraltar Industries Inc.[a]	473,629	6,896,038
Griffon Corp.	688,669	7,747,526
Headwaters Inc.[a,b]	1,128,127	9,972,643
Louisiana-Pacific Corp.[a]	2,151,178	31,815,923

174

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2013

Security	Shares	Value

LSI Industries Inc.	333,493	$2,697,959
NCI Building Systems Inc.[a]	319,500	4,885,155
Nortek Inc.[a]	140,511	9,053,124
Patrick Industries Inc.[a,b]	102,918	2,139,665
PGT Inc.[a]	512,073	4,439,673
Ply Gem Holdings Inc.[a]	243,716	4,888,943
Quanex Building Products Corp.	572,033	9,633,036
Simpson Manufacturing Co. Inc.	625,677	18,407,417
Texas Industries Inc.[a]	335,887	21,879,679
Trex Co. Inc.[a,b]	267,388	12,698,256
Universal Forest Products Inc.	309,216	12,343,903
US Concrete Inc.[a]	207,660	3,409,777
USG Corp.[a,b]	1,050,020	24,202,961

		239,316,238
CHEMICALS — 1.98%
A. Schulman Inc.	454,165	12,180,705
Aceto Corp.	422,828	5,889,994
American Pacific Corp.[a]	91,190	2,585,237
American Vanguard Corp.	441,799	10,351,351
Axiall Corp.	1,079,843	45,979,715
Balchem Corp.	458,079	20,499,035
Chemtura Corp.[a]	1,517,476	30,804,763
Ferro Corp.[a,b]	1,118,171	7,771,289
H.B. Fuller Co.	779,242	29,463,140
Hawkins Inc.	145,533	5,732,545
Innophos Holdings Inc.	341,067	16,088,130
Innospec Inc.	362,762	14,575,777
Intrepid Potash Inc.	844,608	16,089,782
KMG Chemicals Inc.	130,695	2,757,665
Kraton Performance Polymers Inc.[a]	502,116	10,644,859
Landec Corp.[a,b]	400,232	5,287,065
Minerals Technologies Inc.	538,142	22,246,790
Oil-Dri Corp. of America	74,522	2,047,119
Olin Corp.	1,239,436	29,647,309
OM Group Inc.[a]	496,833	15,362,076
OMNOVA Solutions Inc.[a]	726,405	5,818,504
Penford Corp.[a]	148,338	1,986,246
PolyOne Corp.	1,533,847	38,008,729
Quaker Chemical Corp.	202,818	12,576,744
Rentech Inc.	2,622,311	5,506,853
Sensient Technologies Corp.	772,464	31,261,618
Stepan Co.	292,797	16,282,441
Taminco Corp.[a]	243,701	4,969,063
Zep Inc.	349,514	5,532,807
Zoltek Companies Inc.[a,b]	424,645	5,482,167

		433,429,518
COAL — 0.35%
Alpha Natural Resources Inc.[a]	3,408,323	17,859,612
Arch Coal Inc.[b]	3,276,281	12,384,342
Cloud Peak Energy Inc.[a]	938,922	15,473,435
Hallador Energy Co.	134,102	1,079,521
L&L Energy Inc.[a]	463,909	1,660,794
SunCoke Energy Inc.[a]	1,080,229	15,144,811
Walter Energy Inc.	965,858	10,044,923
Westmoreland Coal Co.[a,b]	181,590	2,039,256

		75,686,694

Security	Shares	Value

COMMERCIAL SERVICES — 6.16%
ABM Industries Inc.	843,559	$20,675,631
Acacia Research Corp.	759,369	16,971,897
Accretive Health Inc.[a,b]	907,615	9,811,318
Advisory Board Co. (The)[a,b]	549,875	30,050,669
Albany Molecular Research Inc.[a]	359,091	4,262,410
American Public Education Inc.[a,b]	274,436	10,198,042
AMN Healthcare Services Inc.[a]	710,627	10,176,179
Arbitron Inc.	414,514	19,254,175
ARC Document Solutions Inc.[a]	581,632	2,326,528
Ascent Media Corp. Class Aa	219,505	17,136,755
AVEO Pharmaceuticals Inc.[a,b]	800,890	2,002,225
Barrett Business Services Inc.	108,717	5,676,115
Bridgepoint Education Inc.[a,b]	282,896	3,445,673
Bright Horizons Family Solutions Inc.[a]	182,966	6,350,750
Brink’s Co. (The)	740,261	18,884,058
Capella Education Co.[a,b]	170,600	7,105,490
Cardtronics Inc.[a]	692,416	19,110,682
Career Education Corp.[a]	851,752	2,470,081
Carriage Services Inc.	242,500	4,110,375
CBIZ Inc.[a,b]	587,249	3,940,441
CDI Corp.	217,776	3,083,708
Cenveo Inc.[a,b]	831,664	1,771,444
Chemed Corp.	291,257	21,095,745
Consolidated Graphics Inc.[a,b]	111,719	5,251,910
Convergys Corp.	1,621,746	28,267,033
Corinthian Colleges Inc.[a,b]	1,224,678	2,743,279
Corporate Executive Board Co. (The)	520,452	32,902,975
CorVel Corp.[a]	176,080	5,153,862
CoStar Group Inc.[a,b]	440,553	56,862,176
CRA International Inc.[a]	157,079	2,901,249
Cross Country Healthcare Inc.[a]	418,717	2,160,580
Deluxe Corp.	785,134	27,204,893
Education Management Corp.[a,b]	372,795	2,095,108
Electro Rent Corp.	289,828	4,866,212
Ennis Inc.	403,827	6,982,169
Euronet Worldwide Inc.[a,b]	772,651	24,616,661
EVERTEC Inc.[a]	455,412	10,005,402
ExamWorks Group Inc.[a,b]	467,109	9,916,724
ExlService Holdings Inc.[a]	503,652	14,887,953
Forrester Research Inc.	193,804	7,110,669
Franklin Covey Co.[a]	140,418	1,890,026
FTI Consulting Inc.[a,b]	622,211	20,464,520
Global Cash Access Inc.[a,b]	1,022,169	6,398,778
Grand Canyon Education Inc.[a,b]	700,853	22,588,492
Great Lakes Dredge & Dock Corp.[b]	916,736	7,168,876
Green Dot Corp. Class Aa,b	398,241	7,944,908
H&E Equipment Services Inc.	458,474	9,660,047
Hackett Group Inc. (The)	400,871	2,080,520
Healthcare Services Group Inc.	1,056,182	25,897,583
Heartland Payment Systems Inc.[b]	560,799	20,889,763
Heidrick & Struggles International Inc.	278,739	4,660,516
HMS Holdings Corp.[a]	1,353,838	31,544,425
Huron Consulting Group Inc.[a]	359,319	16,614,911
ICF International Inc.[a]	304,383	9,591,108
Insperity Inc.	346,649	10,503,465
Intersections Inc.	148,251	1,300,161
ITT Educational Services Inc.[a]	360,596	8,798,542
JTH Holding Inc. Class Aa	70,791	1,150,354
K12 Inc.[a,b]	419,264	11,014,065
Kelly Services Inc. Class A	415,737	7,262,925
Kforce Inc.	417,896	6,101,282

175

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2013

Security	Shares	Value

Korn/Ferry International[a]	751,419	$14,081,592
Landauer Inc.	147,061	7,104,517
LifeLock Inc.[a,b]	936,687	10,968,605
Lincoln Educational Services Corp.	370,529	1,952,688
Live Nation Entertainment Inc.[a]	2,172,422	33,672,541
Mac-Gray Corp.	186,875	2,653,625
Matthews International Corp. Class A	426,180	16,066,986
MAXIMUS Inc.	528,583	39,368,862
McGrath RentCorp	388,877	13,284,038
Medifast Inc.[a,b]	217,039	5,590,925
MoneyGram International Inc.[a,b]	330,559	7,487,161
Monro Muffler Brake Inc.[b]	482,674	23,192,486
Monster Worldwide Inc.[a,b]	1,798,897	8,832,584
Multi-Color Corp.	192,520	5,841,057
National Research Corp. Class Aa	151,522	2,727,396
Navigant Consulting Inc.[a]	778,522	9,342,264
Odyssey Marine Exploration Inc.[a,b]	1,224,064	3,623,229
On Assignment Inc.[a]	705,892	18,861,434
PAREXEL International Corp.[a]	877,563	40,315,244
Pendrell Corp.[a,b]	2,499,902	6,549,743
Performant Financial Corp.[a,b]	344,855	3,996,869
PHH Corp.[a,b]	881,348	17,961,872
PRGX Global Inc.[a]	445,272	2,444,543
Providence Service Corp. (The)[a]	163,668	4,761,102
Quad Graphics Inc.	385,692	9,295,177
Rent-A-Center Inc.	892,696	33,520,735
Resources Connection Inc.	629,697	7,304,485
RPX Corp.[a]	500,041	8,400,689
ServiceSource International Inc.[a,b]	942,699	8,785,955
Sotheby’s	1,054,008	39,957,443
Standard Parking Corp.[a,b]	237,871	5,104,712
Steiner Leisure Ltd.[a]	226,418	11,968,455
Stewart Enterprises Inc. Class A	1,118,384	14,639,647
Strayer Education Inc.[b]	166,868	8,148,164
Swisher Hygiene Inc.[a,b]	1,877,001	1,614,033
Team Health Holdings Inc.[a]	1,060,263	43,545,001
Team Inc.[a,b]	317,813	12,029,222
TeleTech Holdings Inc.[a]	307,393	7,202,218
TMS International Corp. Class A	221,774	3,288,908
Tree.com Inc.	99,125	1,699,003
TrueBlue Inc.[a]	628,071	13,220,895
Universal Technical Institute Inc.	327,481	3,382,879
Valassis Communications Inc.	599,356	14,738,164
Viad Corp.	313,747	7,693,076
VistaPrint NVa,b	503,880	24,876,556
WEX Inc.[a]	598,878	45,933,943
Xoom Corp.[a,b]	112,874	2,587,072

		1,346,982,308
COMPUTERS — 1.75%
Acorn Energy Inc.[b]	279,241	2,356,794
Agilysys Inc.[a]	219,493	2,478,076
CACI International Inc. Class Aa,b	357,731	22,712,341
Carbonite Inc.[a,b]	186,865	2,315,257
CIBER Inc.[a]	1,151,597	3,846,334
Computer Task Group Inc.[b]	238,935	5,488,337
Cray Inc.[a,b]	611,639	12,012,590
Datalink Corp.[a,b]	245,309	2,610,088
Digimarc Corp.	96,799	2,010,515
Electronics For Imaging Inc.[a]	716,601	20,272,642
FleetMatics Group PLC[a]	252,274	8,383,065
Fusion-io Inc.[a]	1,173,889	16,716,179

Security	Shares	Value

Hutchinson Technology Inc.[a]	361,363	$1,709,247
iGATE Corp.[a]	537,641	8,828,065
Imation Corp.[a]	523,587	2,214,773
Immersion Corp.[a]	430,641	5,705,993
Insight Enterprises Inc.[a]	671,804	11,917,803
j2 Global Inc.[b]	708,985	30,138,952
Keyw Holding Corp. (The)[a,b]	492,083	6,520,100
LivePerson Inc.[a,b]	850,164	7,613,219
Manhattan Associates Inc.[a]	300,423	23,180,639
Maxwell Technologies Inc.[a,b]	450,448	3,220,703
Mentor Graphics Corp.	1,473,285	28,802,722
Mercury Systems Inc.[a]	498,977	4,600,568
Mitek Systems Inc.[a]	343,039	1,982,765
MTS Systems Corp.	244,005	13,810,683
NetScout Systems Inc.[a]	558,823	13,042,929
Qualys Inc.[a,b]	229,906	3,706,085
Quantum Corp.[a,b]	3,277,132	4,489,671
RadiSys Corp.[a]	378,493	1,820,551
RealD Inc.[a,b]	624,613	8,682,121
Silicon Graphics International Corp.[a,b]	522,060	6,985,163
Silver Spring Networks Inc.[a]	91,388	2,279,217
Spansion Inc. Class Aa	729,894	9,138,273
STEC Inc.[a,b]	519,932	3,493,943
Super Micro Computer Inc.[a,b]	491,779	5,232,529
Sykes Enterprises Inc.[a]	606,189	9,553,539
Synaptics Inc.[a,b]	504,057	19,436,438
Syntel Inc.	238,267	14,979,846
Uni-Pixel Inc.[a]	156,030	2,295,201
Unisys Corp.[a,b]	681,289	15,036,048
Virtusa Corp.[a]	315,601	6,993,718
Vocera Communications Inc.[a,b]	325,474	4,784,468

		383,398,190
COSMETICS & PERSONAL CARE — 0.13%
Elizabeth Arden Inc.[a,b]	395,619	17,830,548
Inter Parfums Inc.	253,171	7,220,437
Revlon Inc. Class Aa	175,046	3,861,515

		28,912,500
DISTRIBUTION & WHOLESALE — 1.00%
Beacon Roofing Supply Inc.[a,b]	751,434	28,464,320
BlueLinx Holdings Inc.[a,b]	521,452	1,121,122
Core-Mark Holding Co. Inc.	178,762	11,351,387
Houston Wire & Cable Co.	276,504	3,826,815
MWI Veterinary Supply Inc.[a]	197,597	24,351,854
Navarre Corp.[a]	618,205	1,706,246
Owens & Minor Inc.[b]	977,524	33,069,637
Pool Corp.	719,079	37,686,930
Rentrak Corp.[a,b]	161,266	3,236,609
ScanSource Inc.[a]	430,398	13,772,736
Titan Machinery Inc.[a,b]	265,628	5,214,278
United Stationers Inc.	629,026	21,103,822
Watsco Inc.	397,672	33,388,541

		218,294,297
DIVERSIFIED FINANCIAL SERVICES — 2.69%
Aircastle Ltd.	1,056,729	16,897,097
Altisource Residential Corp.[a]	386,833	6,456,243
Arlington Asset Investment Corp. Class A	203,557	5,443,114
BGC Partners Inc. Class A	1,961,213	11,551,545

176

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2013

Security	Shares	Value

Blackhawk Network Holdings Inc.[a]	177,516	$4,118,371
Calamos Asset Management Inc. Class A	306,420	3,217,410
California First National Bancorp	36,259	598,274
CIFC Corp.[a]	116,055	876,215
Cohen & Steers Inc.	290,497	9,871,088
Consumer Portfolio Services Inc.[a]	262,064	1,923,550
Cowen Group Inc. Class Aa	1,507,458	4,371,628
Credit Acceptance Corp.[a,b]	110,649	11,623,677
DFC Global Corp.[a,b]	625,008	8,631,361
Diamond Hill Investment Group Inc.	44,815	3,811,516
Doral Financial Corp.[a]	2,129,951	1,767,859
Ellie Mae Inc.[a,b]	406,123	9,373,319
Encore Capital Group Inc.[a,b]	360,201	11,926,255
Evercore Partners Inc. Class A	488,078	19,171,704
FBR & Co.[a]	134,954	3,408,938
Federal Agricultural Mortgage Corp. Class C NVS	162,404	4,690,228
Financial Engines Inc.	754,907	34,416,210
First Marblehead Corp. (The)[a,b]	1,409,792	1,663,555
FXCM Inc. Class Ab	564,668	9,266,202
GAIN Capital Holdings Inc.	169,916	1,072,170
GAMCO Investors Inc. Class A	93,022	5,154,349
Garrison Capital Inc.	92,733	1,429,943
GFI Group Inc.	1,074,651	4,201,885
Greenhill & Co. Inc.	435,103	19,901,611
Hannon Armstrong Sustainable Infrastructure Capital Inc.[a]	227,489	2,702,569
Higher One Holdings Inc.[a,b]	484,103	5,634,959
Home Loan Servicing Solutions Ltd.[b]	877,654	21,037,366
Horizon Technology Finance Corp.	127,691	1,754,474
Imperial Holdings Inc.[a]	266,297	1,824,134
INTL FCStone Inc.[a,b]	217,373	3,793,159
Investment Technology Group Inc.[a]	574,427	8,030,490
Janus Capital Group Inc.	2,303,263	19,600,768
JMP Group Inc.	242,378	1,609,390
Knight Capital Group Inc. Class Aa	2,593,115	9,309,283
Ladenburg Thalmann Financial Services Inc.[a]	1,589,558	2,622,771
Manning & Napier Inc.	209,704	3,724,343
MarketAxess Holdings Inc.	578,949	27,065,866
Marlin Business Services Corp.	127,277	2,899,370
Medley Capital Corp.	443,083	6,017,067
National Financial Partners Corp.[a]	619,361	15,676,027
Nelnet Inc. Class A	353,155	12,745,364
Netspend Holdings Inc.[a]	542,452	8,662,958
NewStar Financial Inc.[a,b]	405,119	5,396,185
Nicholas Financial Inc.	158,660	2,398,939
Oppenheimer Holdings Inc. Class A	152,997	2,913,063
Outerwall Inc.[a]	434,130	25,470,407
PennyMac Financial Services Inc. Class Aa,c	197,247	4,195,444
Piper Jaffray Companies Inc.[a]	269,582	8,521,487
Portfolio Recovery Associates Inc.[a]	260,924	40,085,754
Pzena Investment Management Inc. Class A	175,213	1,142,389
Regional Management Corp.[a,b]	82,769	2,069,225
Stifel Financial Corp.[a,b]	981,317	35,003,577
SWS Group Inc.[a]	446,800	2,435,060
Teton Advisors Inc. Class Bb	1,376	27,520
Virtus Investment Partners Inc.[a]	89,427	15,763,297
WageWorks Inc.[a,b]	385,252	13,271,931
Walter Investment Management Corp.[a]	569,403	19,251,515
Westwood Holdings Group Inc.	107,638	4,619,823
WhiteHorse Finance Inc.	111,846	1,761,575
WisdomTree Investments Inc.[a,b]	1,550,704	17,941,645
World Acceptance Corp.[a,b]	144,639	12,574,915
ZAIS Financial Corp.	87,185	1,584,151

		587,973,577

Security	Shares	Value

ELECTRIC — 2.09%
Ameresco Inc. Class Aa,b	301,822	$2,719,416
ALLETE Inc.	616,222	30,718,667
Atlantic Power Corp.	1,849,509	7,287,065
Avista Corp.	924,929	24,991,582
Black Hills Corp.	688,095	33,544,631
Cleco Corp.	935,202	43,421,429
Dynegy Inc.[a]	1,543,606	34,808,315
El Paso Electric Co.	623,578	22,018,539
Empire District Electric Co. (The)	658,647	14,694,415
EnerNOC Inc.[a]	405,347	5,374,901
Genie Energy Ltd. Class B	199,238	1,823,028
IDACORP Inc.	775,421	37,034,107
MGE Energy Inc.	356,758	19,536,068
NorthWestern Corp.	584,779	23,332,682
Ormat Technologies Inc.[b]	277,022	6,515,557
Otter Tail Corp.	559,857	15,899,939
Pike Electric Corp.	400,399	4,924,908
PNM Resources Inc.	1,229,555	27,283,825
Portland General Electric Co.	1,168,159	35,733,984
UIL Holdings Corp.	782,573	29,933,417
Unitil Corp.	213,253	6,158,747
UNS Energy Corp.	639,996	28,627,021

		456,382,243
ELECTRICAL COMPONENTS & EQUIPMENT — 1.40%
Acuity Brands Inc.	662,583	50,038,268
Advanced Energy Industries Inc.[a]	605,976	10,550,042
American Superconductor Corp.[a,b]	687,696	1,815,518
Belden Inc.	679,625	33,933,676
Capstone Turbine Corp.[a,b]	4,701,365	5,500,597
Coleman Cable Inc.	132,506	2,393,058
Encore Wire Corp.	319,014	10,878,377
EnerSys Inc.	742,853	36,429,511
Generac Holdings Inc.	795,638	29,446,562
General Cable Corp.	768,079	23,618,429
GrafTech International Ltd.[a]	1,803,784	13,131,548
Graham Corp.	154,365	4,635,581
Insteel Industries Inc.	278,161	4,873,381
Littelfuse Inc.	341,230	25,459,170
Powell Industries Inc.[a]	142,532	7,361,778
Power-One Inc.[a]	1,031,275	6,517,658
PowerSecure International Inc.[a]	292,671	4,398,845
Revolution Lighting Technologies Inc.[a]	457,866	1,831,464
SunPower Corp.[a,b]	636,370	13,172,859
Universal Display Corp.[a,b]	620,851	17,452,122
Vicor Corp.[a]	272,909	1,869,427

		305,307,871
ELECTRONICS — 2.11%
American Science and Engineering Inc.	125,894	7,050,064
Analogic Corp.	190,322	13,861,151
Badger Meter Inc.	223,992	9,978,844
Bel Fuse Inc. Class B	152,252	2,047,789
Benchmark Electronics Inc.[a]	839,219	16,868,302
Brady Corp. Class A	713,173	21,915,806
Checkpoint Systems Inc.[a]	633,232	8,985,562
Coherent Inc.	375,751	20,692,608
CTS Corp.	517,416	7,057,554
Electro Scientific Industries Inc.	377,179	4,058,446

177

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2013

Security	Shares	Value

ESCO Technologies Inc.	408,076	$13,213,501
FARO Technologies Inc.[a]	266,777	9,022,398
FEI Co.	596,749	43,556,709
Fluidigm Corp.[a,b]	392,373	6,850,833
GSI Group Inc.[a]	478,545	3,847,502
II-VI Inc.[a]	788,182	12,815,839
InvenSense Inc.[a,b]	876,172	13,475,525
Itron Inc.[a]	610,240	25,892,483
Kemet Corp.[a,b]	693,457	2,850,108
Measurement Specialties Inc.[a]	238,802	11,111,457
Mesa Laboratories Inc.	42,306	2,290,024
Methode Electronics Inc.	572,033	9,730,281
Multi-Fineline Electronix Inc.[a]	135,471	2,006,326
Newport Corp.[a]	603,218	8,402,827
NVE Corp.[a,b]	75,070	3,514,777
OSI Systems Inc.[a]	307,780	19,827,188
Park Electrochemical Corp.	321,651	7,722,840
Plexus Corp.[a]	526,400	15,734,096
Rofin-Sinar Technologies Inc.[a]	436,441	10,884,839
Rogers Corp.[a]	265,678	12,571,883
Sanmina Corp.[a]	1,277,902	18,337,894
Sparton Corp.[a]	157,808	2,720,610
Stoneridge Inc.[a]	439,762	5,118,830
Taser International Inc.[a]	790,477	6,734,864
TTM Technologies Inc.[a]	817,094	6,863,590
Viasystems Group Inc.[a,b]	56,312	649,277
Vishay Precision Group Inc.[a,b]	190,840	2,889,318
Watts Water Technologies Inc. Class A	440,401	19,967,781
Woodward Inc.	1,063,904	42,556,160
Zagg Inc.[a,b]	474,587	2,539,040
Zygo Corp.[a]	256,812	4,060,198

		460,275,124
ENERGY - ALTERNATE SOURCES — 0.23%
Amyris Inc.[a,b]	404,572	1,169,213
Clean Energy Fuels Corp.[a,b]	1,057,879	13,964,003
Enphase Energy Inc.[a,b]	246,369	1,904,432
FuelCell Energy Inc.[a,b]	2,511,632	3,189,773
FutureFuel Corp.	335,522	4,754,347
Green Plains Renewable Energy Inc.[a,b]	390,306	5,198,876
KiOR Inc. Class Aa,b	677,405	3,867,982
Renewable Energy Group Inc.[a,b]	326,508	4,646,209
REX American Resources Corp.[a]	84,449	2,429,598
Solazyme Inc.[a,b]	738,095	8,650,473

		49,774,906
ENGINEERING & CONSTRUCTION — 0.83%
Aegion Corp.[a]	603,939	13,594,667
Argan Inc.	215,701	3,364,936
Dycom Industries Inc.[a]	510,401	11,810,679
EMCOR Group Inc.	1,035,995	42,113,197
Engility Holdings Inc.[a]	264,975	7,530,590
Exponent Inc.	205,266	12,133,273
Granite Construction Inc.	599,189	17,831,865
Layne Christensen Co.[a,b]	305,979	5,969,650
MasTec Inc.[a,b]	917,025	30,170,122
Michael Baker Corp.	137,310	3,722,474
Mistras Group Inc.[a,b]	245,380	4,313,780
MYR Group Inc.[a]	324,479	6,311,117
National Technical Systems Inc.[a]	105,737	1,479,261
Orion Marine Group Inc.[a]	420,594	5,084,981

Security	Shares	Value

Sterling Construction Co. Inc.[a,b]	267,098	$2,419,908
Tutor Perini Corp.[a,b]	572,344	10,353,703
VSE Corp.	66,163	2,717,314

		180,921,517
ENTERTAINMENT — 0.75%
Carmike Cinemas Inc.[a]	275,387	5,331,492
Churchill Downs Inc.	213,539	16,837,550
International Speedway Corp. Class A	429,745	13,524,075
Isle of Capri Casinos Inc.[a]	327,426	2,455,695
Marriott Vacations Worldwide Corp.[a]	449,962	19,456,357
Multimedia Games Holding Co. Inc.[a]	445,592	11,616,583
National CineMedia Inc.	878,141	14,831,802
Pinnacle Entertainment Inc.[a]	901,208	17,726,761
Reading International Inc. Class Aa	269,132	1,711,680
Scientific Games Corp. Class Aa	736,970	8,290,913
SHFL Entertainment Inc.[a]	855,676	15,154,022
Speedway Motorsports Inc.	179,644	3,125,806
Vail Resorts Inc.	554,331	34,102,443

		164,165,179
ENVIRONMENTAL CONTROL — 0.59%
ADA-ES Inc.[a,b]	155,376	6,544,437
Calgon Carbon Corp.[a,b]	834,985	13,927,550
Casella Waste Systems Inc. Class Aa,b	596,415	2,570,549
CECO Environmental Corp.	156,638	1,926,647
Darling International Inc.[a]	1,824,541	34,045,935
Energy Recovery Inc.[a,b]	681,988	2,816,611
GSE Holding Inc.[a,b]	126,642	733,257
Heritage-Crystal Clean Inc.[a,b]	136,352	1,992,103
Met-Pro Corp.	226,896	3,049,482
Mine Safety Appliances Co.	436,997	20,342,210
Nuverra Environmental Solutions Inc.[a,b]	2,201,812	6,385,255
Pure Cycle Corp.[a]	265,765	1,485,626
Tetra Tech Inc.[a]	1,003,322	23,588,100
TRC Companies Inc.[a,b]	249,796	1,748,572
US Ecology Inc.	284,158	7,797,296

		128,953,630
FOOD — 2.14%
Annie’s Inc.[a,b]	211,331	9,032,287
Arden Group Inc. Class A	18,135	2,001,923
B&G Foods Inc. Class A	815,954	27,783,234
Boulder Brands Inc.[a,b]	918,537	11,068,371
Cal-Maine Foods Inc.	229,146	10,657,580
Calavo Growers Inc.[b]	192,573	5,236,060
Chefs’ Warehouse Inc. (The)[a,b]	215,974	3,714,753
Chiquita Brands International Inc.[a,b]	717,209	7,831,922
Diamond Foods Inc.[a,b]	343,609	7,129,887
Dole Food Co. Inc.[a]	792,582	10,105,420
Fairway Group Holdings Corp.[a]	242,318	5,856,826
Fresh Del Monte Produce Inc.	584,444	16,294,299
Hain Celestial Group Inc.[a,b]	592,790	38,513,566
Harris Teeter Supermarkets Inc.	763,526	35,778,828
Ingles Markets Inc. Class A	194,564	4,912,741
Inventure Foods Inc.[a]	216,963	1,813,811
J&J Snack Foods Corp.	231,987	18,048,589
John B. Sanfilippo & Son Inc.	126,274	2,545,684
Lancaster Colony Corp.	287,015	22,384,300
Lifeway Foods Inc.	71,125	1,234,730

178

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2013

Security	Shares	Value

Nash-Finch Co.	189,464	$4,170,103
Pilgrim’s Pride Corp.[a]	935,448	13,975,593
Post Holdings Inc.[a]	504,290	22,017,301
Sanderson Farms Inc.	355,253	23,595,904
Seaboard Corp.	4,575	12,389,100
Seneca Foods Corp. Class Aa,b	125,727	3,857,304
Snyders-Lance Inc.	733,899	20,850,071
Spartan Stores Inc.	337,954	6,231,872
SUPERVALU Inc.[b]	3,133,499	19,490,364
Tootsie Roll Industries Inc.[b]	302,171	9,602,994
TreeHouse Foods Inc.[a]	560,977	36,766,433
United Natural Foods Inc.[a]	761,246	41,099,671
Village Super Market Inc. Class A	97,742	3,234,283
Weis Markets Inc.	169,946	7,659,466

		466,885,270
FOREST PRODUCTS & PAPER — 0.74%
Boise Inc.	1,557,279	13,299,163
Buckeye Technologies Inc.	591,258	21,900,196
Clearwater Paper Corp.[a]	342,720	16,128,403
Deltic Timber Corp.	171,892	9,938,795
KapStone Paper and Packaging Corp.	630,260	25,323,847
Neenah Paper Inc.	246,673	7,836,801
Orchids Paper Products Co.	92,307	2,423,059
P.H. Glatfelter Co.	662,516	16,629,152
Resolute Forest Products Inc.[a,b]	1,077,607	14,192,084
Schweitzer-Mauduit International Inc.	484,316	24,157,682
Wausau Paper Corp.	762,614	8,693,800
Xerium Technologies Inc.[a]	168,441	1,714,729

		162,237,711
GAS — 0.98%
Chesapeake Utilities Corp.	148,414	7,641,837
Delta Natural Gas Co. Inc.	106,274	2,258,323
Laclede Group Inc. (The)	503,956	23,010,631
New Jersey Resources Corp.	644,898	26,782,614
Northwest Natural Gas Co.	416,011	17,672,147
Piedmont Natural Gas Co.	1,165,757	39,332,641
South Jersey Industries Inc.	495,106	28,424,035
Southwest Gas Corp.	715,119	33,460,418
WGL Holdings Inc.	798,154	34,496,216

		213,078,862
HAND & MACHINE TOOLS — 0.13%
Franklin Electric Co. Inc.	731,931	24,629,478
Hardinge Inc.	182,523	2,697,690

		27,327,168
HEALTH CARE - PRODUCTS — 3.34%
Abaxis Inc.	341,169	16,208,939
ABIOMED Inc.[a,b]	597,905	12,890,832
Accelerate Diagnostics Inc.[a]	160,400	1,302,448
Accuray Inc.[a,b]	1,144,073	6,566,979
Affymetrix Inc.[a,b]	1,097,512	4,872,953
Alphatec Holdings Inc.[a]	956,935	1,961,717
AngioDynamics Inc.[a,b]	380,212	4,288,791
ArthroCare Corp.[a]	438,234	15,132,220
AtriCure Inc.[a,b]	323,110	3,069,545
Atrion Corp.	24,572	5,374,142

Security	Shares	Value

Biolase Inc.[a]	489,872	$1,753,742
Cantel Medical Corp.	339,664	11,504,420
Cardiovascular Systems Inc.[a,b]	322,913	6,845,756
Cepheid Inc.[a,b]	1,035,873	35,654,749
Cerus Corp.[a,b]	1,076,163	4,756,640
Chindex International Inc.[a,b]	183,619	2,978,300
CONMED Corp.	428,050	13,372,282
CryoLife Inc.	423,999	2,654,234
Cutera Inc.[a]	226,494	1,993,147
Cyberonics Inc.[a,b]	428,523	22,266,055
Cynosure Inc. Class Aa,b	299,632	7,784,439
DexCom Inc.[a,b]	1,091,311	24,499,932
Endologix Inc.[a,b]	969,377	12,873,327
Exactech Inc.[a]	144,241	2,848,760
Female Health Co. (The)	335,567	3,308,691
GenMark Diagnostics Inc.[a]	449,415	4,646,951
Genomic Health Inc.[a,b]	258,263	8,189,520
Globus Medical Inc. Class Aa,b	843,209	14,216,504
Greatbatch Inc.[a]	368,926	12,097,084
Haemonetics Corp.[a,b]	790,862	32,702,144
Hanger Inc.[a,b]	535,125	16,926,004
HeartWare International Inc.[a,b]	252,305	23,996,729
ICU Medical Inc.[a]	201,286	14,504,669
Insulet Corp.[a,b]	824,831	25,907,942
Integra LifeSciences Holdings Corp.[a,b]	309,353	11,331,600
Invacare Corp.	494,045	7,094,486
Luminex Corp.[a,b]	576,525	11,882,180
MAKO Surgical Corp.[a,b]	649,192	7,822,764
Masimo Corp.	751,943	15,941,192
Medical Action Industries Inc.[a]	224,563	1,729,135
Merge Healthcare Inc.[a,b]	1,007,949	3,628,616
Meridian Bioscience Inc.	640,117	13,762,515
Merit Medical Systems Inc.[a]	656,816	7,323,498
MiMedx Group Inc.[a]	1,299,905	9,177,329
Natus Medical Inc.[a]	476,167	6,499,680
Navidea Biopharmaceuticals Inc.[a,b]	1,845,990	4,928,793
NuVasive Inc.[a]	683,429	16,942,205
NxStage Medical Inc.[a,b]	922,079	13,167,288
OraSure Technologies Inc.[a,b]	857,171	3,325,823
Orthofix International NVa,b	300,286	8,077,693
PhotoMedex Inc.[a,b]	216,522	3,451,361
Quidel Corp.[a,b]	433,507	11,067,434
Rochester Medical Corp.[a,b]	167,400	2,465,802
Rockwell Medical Technologies Inc.[a,b]	605,961	2,187,519
Solta Medical Inc.[a]	1,095,088	2,496,801
Spectranetics Corp.[a]	622,864	11,635,099
Staar Surgical Co.[a]	567,207	5,757,151
Steris Corp.	909,903	39,016,641
SurModics Inc.[a]	223,848	4,479,198
Symmetry Medical Inc.[a]	575,385	4,844,742
TearLab Corp.[a]	394,615	4,190,811
Thoratec Corp.[a]	884,943	27,707,565
Tornier NVa,b	401,388	7,024,290
Unilife Corp.[a,b]	1,408,242	4,464,127
Utah Medical Products Inc.	51,083	2,773,807
Vascular Solutions Inc.[a,b]	254,835	3,748,623
Volcano Corp.[a,b]	842,403	15,272,766
West Pharmaceutical Services Inc.	533,833	37,507,107
Wright Medical Group Inc.[a,b]	623,457	16,340,808
Zeltiq Aesthetics Inc.[a,b]	272,879	1,743,697

		730,760,733

179

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2013

Security	Shares	Value

HEALTH CARE — SERVICES — 1.68%
Acadia Healthcare Co. Inc.[a,b]	546,716	$18,079,898
Addus HomeCare Corp.[a]	84,373	1,665,523
Air Methods Corp.[b]	600,192	20,334,505
Alliance HealthCare Services Inc.[a]	76,879	1,202,387
Almost Family Inc.	127,566	2,423,754
Amedisys Inc.[a,b]	485,684	5,643,648
AmSurg Corp.[a]	493,847	17,334,030
Assisted Living Concepts Inc. Class A	304,079	3,636,785
Bio-Reference Laboratories Inc.[a,b]	377,469	10,852,234
Capital Senior Living Corp.[a]	442,232	10,569,345
Centene Corp.[a]	840,040	44,068,498
Emeritus Corp.[a]	622,165	14,421,785
Ensign Group Inc. (The)	300,104	10,569,663
Five Star Quality Care Inc.[a]	651,433	3,654,539
Gentiva Health Services Inc.[a]	490,153	4,881,924
HealthSouth Corp.[a,b]	1,346,374	38,775,571
Healthways Inc.[a]	527,912	9,175,110
IPC The Hospitalist Co. Inc.[a,b]	260,761	13,392,685
Kindred Healthcare Inc.[a]	834,149	10,952,376
LHC Group Inc.[a]	186,112	3,644,073
Magellan Health Services Inc.[a]	419,740	23,539,019
Molina Healthcare Inc.[a]	437,399	16,262,495
National Healthcare Corp.	166,032	7,936,330
Select Medical Holdings Corp.	751,008	6,158,266
Skilled Healthcare Group Inc. Class Aa,b	306,040	2,044,347
Triple-S Management Corp. Class Ba	365,513	7,847,564
U.S. Physical Therapy Inc.	189,825	5,246,763
Universal American Corp.	592,972	5,271,521
USMD Holdings Inc.	16,721	494,774
Vanguard Health Systems Inc.[a]	523,390	10,855,109
WellCare Health Plans Inc.[a]	670,869	37,266,773

		368,201,294
HOLDING COMPANIES — DIVERSIFIED — 1.21%
Apollo Investment Corp.	3,469,142	26,851,159
BlackRock Kelso Capital Corp.[c]	1,143,799	10,705,959
Capital Southwest Corp.	51,957	7,161,233
Fifth Street Finance Corp.	1,863,988	19,478,675
Gladstone Capital Corp.	324,144	2,648,256
Gladstone Investment Corp.	408,684	3,003,827
Golub Capital BDC Inc.	534,958	9,361,765
Harbinger Group Inc.[a,b]	509,732	3,843,379
Horizon Pharma Inc.[a,b]	795,349	1,956,559
KCAP Financial Inc.[b]	436,380	4,913,639
Main Street Capital Corp.[b]	536,789	14,863,687
MCG Capital Corp.	1,099,245	5,727,066
Medallion Financial Corp.	293,470	4,082,168
MVC Capital Inc.	369,169	4,647,838
National Bank Holdings Corp. Class A	806,803	15,894,019
New Mountain Finance Corp.[b]	483,556	6,847,153
NGP Capital Resources Co.	324,448	1,988,866
PennantPark Floating Rate Capital Ltd.	159,009	2,248,387
PennantPark Investment Corp.	1,025,764	11,334,692
Primoris Services Corp.	544,580	10,739,118
Prospect Capital Corp.[b]	3,754,767	40,551,484
Resource America Inc. Class A	187,891	1,597,074
Solar Capital Ltd.	694,734	16,041,408
Solar Senior Capital Ltd.	177,774	3,272,819
Stellus Capital Investment Corp.[b]	185,976	2,798,939
TCP Capital Corp.	400,992	6,724,636

Security	Shares	Value

THL Credit Inc.	406,236	$6,170,725
TICC Capital Corp.	811,067	7,802,465
Triangle Capital Corp.	425,481	11,704,982

		264,961,977
HOME BUILDERS — 0.75%
Beazer Homes USA Inc.[a,b]	387,273	6,785,023
Cavco Industries Inc.[a,b]	107,562	5,426,503
Hovnanian Enterprises Inc. Class Aa,b	1,493,518	8,378,636
KB Home	1,289,622	25,315,280
M.D.C. Holdings Inc.	606,068	19,703,271
M/I Homes Inc.[a]	373,129	8,567,042
Meritage Homes Corp.[a]	557,980	24,194,013
Ryland Group Inc. (The)	711,972	28,550,077
Standard-Pacific Corp.[a]	2,287,766	19,057,091
TRI Pointe Homes Inc.[a]	228,188	3,783,357
William Lyon Homes Class Aa	212,334	5,352,940
Winnebago Industries Inc.[a]	433,233	9,093,560

		164,206,793
HOME FURNISHINGS — 0.59%
American Woodmark Corp.[a]	156,260	5,422,222
Bassett Furniture Industries Inc.	167,446	2,600,436
Daktronics Inc.	563,968	5,786,312
DTS Inc.[a]	281,923	5,801,975
Ethan Allen Interiors Inc.[b]	383,116	11,033,741
Flexsteel Industries	75,678	1,845,030
Hooker Furniture Corp.[b]	165,880	2,697,209
iRobot Corp.[a,b]	438,583	17,442,446
Kimball International Inc. Class B	500,657	4,861,379
La-Z-Boy Inc.	808,141	16,381,018
Select Comfort Corp.[a,b]	863,060	21,628,284
Skullcandy Inc.[a,b]	278,298	1,519,507
TiVo Inc.[a,b]	1,954,053	21,592,286
Universal Electronics Inc.[a]	231,494	6,511,926
VOXX International Corp.[a]	288,240	3,536,705

		128,660,476
HOUSEHOLD PRODUCTS & WARES — 0.57%
A.T. Cross Co. Class Aa,b	147,000	2,491,650
ACCO Brands Corp.[a,b]	1,752,482	11,145,786
American Greetings Corp. Class A	492,448	8,972,403
Blyth Inc.[b]	143,603	2,004,698
Central Garden & Pet Co. Class Aa	646,175	4,458,608
CSS Industries Inc.	130,751	3,259,622
Helen of Troy Ltd.[a]	495,028	18,994,224
Prestige Brands Holdings Inc.[a]	789,520	23,006,613
Spectrum Brands Holdings Inc.	331,912	18,875,835
Tumi Holdings Inc.[a]	743,371	17,840,904
WD-40 Co.	238,753	13,007,263

		124,057,606
HOUSEWARES — 0.05%
EveryWare Global Inc.	150,960	1,832,654
Libbey Inc.[a]	324,927	7,788,500
Lifetime Brands Inc.	157,641	2,140,765

		11,761,919

180

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2013

Security	Shares	Value

INSURANCE — 2.68%
Ambac Financial Group Inc.[a]	694,643	$16,553,343
American Equity Investment Life Holding Co.	988,195	15,514,661
American Safety Insurance Holdings Ltd.[a]	148,171	4,289,550
Amerisafe Inc.	283,839	9,193,545
AmTrust Financial Services Inc.[b]	435,194	15,536,426
Argo Group International Holdings Ltd.	421,948	17,886,376
Baldwin & Lyons Inc. Class B	142,524	3,460,483
Citizens Inc.[a,b]	670,489	4,009,524
CNO Financial Group Inc.	3,429,430	44,445,413
Crawford & Co. Class B	405,226	2,277,370
Donegal Group Inc. Class A	114,349	1,597,455
Eastern Insurance Holdings Inc.	99,308	1,862,025
eHealth Inc.[a]	300,514	6,827,678
EMC Insurance Group Inc.	69,476	1,824,440
Employers Holdings Inc.	393,144	9,612,371
Enstar Group Ltd.[a]	147,061	19,556,172
FBL Financial Group Inc. Class A	139,428	6,066,512
First American Financial Corp.	1,669,895	36,804,486
Fortegra Financial Corp.[a,b]	99,140	681,092
Global Indemnity PLC[a]	144,956	3,413,714
Greenlight Capital Re Ltd. Class Aa,b	435,392	10,680,166
Hallmark Financial Services Inc.[a,b]	219,220	2,003,671
HCI Group Inc.	143,329	4,403,067
Health Insurance Innovations Inc.[a]	79,743	838,896
Hilltop Holdings Inc.[a]	957,817	15,708,199
Horace Mann Educators Corp.	616,694	15,035,000
Independence Holding Co.	121,660	1,438,021
Infinity Property and Casualty Corp.	177,896	10,631,065
Investors Title Co.	20,407	1,447,672
Kansas City Life Insurance Co.	60,910	2,331,026
Maiden Holdings Ltd.	769,204	8,630,469
Meadowbrook Insurance Group Inc.	770,093	6,183,847
MGIC Investment Corp.[a,b]	5,004,828	30,379,306
Montpelier Re Holdings Ltd.[b]	714,268	17,863,843
National Interstate Corp.	102,477	2,997,452
National Western Life Insurance Co. Class A	33,837	6,423,954
Navigators Group Inc. (The)[a]	161,683	9,222,398
OneBeacon Insurance Group Ltd. Class Ab	349,241	5,057,010
Phoenix Companies Inc. (The)[a,b]	91,860	3,949,980
Platinum Underwriters Holdings Ltd.	490,191	28,048,729
Primerica Inc.	879,661	32,934,508
Radian Group Inc.	2,668,434	31,007,203
RLI Corp.	328,530	25,102,977
Safety Insurance Group Inc.	200,895	9,745,416
Selective Insurance Group Inc.	857,186	19,732,422
State Auto Financial Corp.	230,757	4,192,855
Stewart Information Services Corp.	328,849	8,612,555
Symetra Financial Corp.	1,257,768	20,111,710
Tower Group International Ltd.[b]	886,562	18,183,387
United Fire Group Inc.	317,600	7,886,008
Universal Insurance Holdings Inc.	452,964	3,206,985

		585,402,433
INTERNET — 2.83%
1-800-FLOWERS.COM Inc.[a,b]	397,937	2,463,230
Active Network Inc. (The)[a,b]	833,344	6,308,414
Angie’s List Inc.[a,b]	652,066	17,312,352
Bankrate Inc.[a,b]	713,812	10,250,340
Bazaarvoice Inc.[a,b]	741,857	6,988,293
Blucora Inc.[a,b]	632,715	11,730,536

Security	Shares	Value

Blue Nile Inc.[a,b]	191,326	$7,228,296
Boingo Wireless Inc.[a,b]	286,476	1,779,016
Brightcove Inc.[a,b]	434,115	3,802,847
BroadSoft Inc.[a,b]	432,785	11,944,866
ChannelAdvisor Corp.[a]	92,520	1,455,340
Cogent Communications Group Inc.	728,701	20,512,933
comScore Inc.[a]	551,055	13,440,231
Constant Contact Inc.[a,b]	474,070	7,618,305
CyrusOne Inc.	296,022	6,139,496
Dealertrack Technologies Inc.[a]	674,186	23,886,410
Dice Holdings Inc.[a,b]	626,718	5,772,073
eGain Communications Corp.[a]	201,769	1,941,018
ePlus Inc.	59,786	3,580,584
ExactTarget Inc.[a,b]	660,654	22,277,253
Global Eagle Entertainment Inc.[a]	331,410	3,333,985
Global Sources Ltd.[a,b]	294,620	1,976,900
HealthStream Inc.[a,b]	310,775	7,868,823
ICG Group Inc.[a,b]	586,641	6,687,707
Internap Network Services Corp.[a,b]	827,188	6,840,845
IntraLinks Holdings Inc.[a]	592,668	4,302,770
Keynote Systems Inc.	251,180	4,963,317
Limelight Networks Inc.[a,b]	824,618	1,855,391
Lionbridge Technologies Inc.[a,b]	898,738	2,606,340
Liquidity Services Inc.[a,b]	386,602	13,403,491
magicJack VocalTec Ltd.[a,b]	286,385	4,063,803
Marketo Inc.[a]	107,577	2,675,440
ModusLink Global Solutions Inc.[a]	571,030	1,815,875
Move Inc.[a]	615,447	7,890,031
NET Element International Inc.	34,612	179,636
NIC Inc.	1,001,154	16,549,076
NutriSystem Inc.	441,890	5,205,464
OpenTable Inc.[a,b]	351,658	22,488,529
Orbitz Worldwide Inc.[a,b]	371,786	2,985,442
Overstock.com Inc.[a,b]	172,591	4,867,066
PCTEL Inc.	284,933	2,416,232
Perficient Inc.[a]	517,036	6,897,260
QuinStreet Inc.[a,b]	483,875	4,175,841
ReachLocal Inc.[a,b]	166,810	2,045,091
RealNetworks Inc.[a]	346,664	2,620,780
Reis Inc.[a]	128,668	2,379,071
Responsys Inc.[a,b]	568,156	8,130,312
Safeguard Scientifics Inc.[a,b]	323,794	5,196,894
Sapient Corp.[a]	1,703,489	22,247,566
Shutterfly Inc.[a,b]	587,952	32,801,842
Shutterstock Inc.[a,b]	114,395	6,380,953
Sourcefire Inc.[a]	480,812	26,709,107
Spark Networks Inc.[a,b]	271,306	2,292,536
SPS Commerce Inc.[a,b]	231,783	12,748,065
Stamps.com Inc.[a]	201,541	7,938,700
Support.com Inc.[a]	781,080	3,569,536
TechTarget Inc.[a]	218,384	976,176
TeleCommunication Systems Inc.[a]	734,340	1,711,012
Towerstream Corp.[a,b]	1,024,814	2,613,276
Travelzoo Inc.[a,b]	122,390	3,336,351
Trulia Inc.[a,b]	370,066	11,505,352
United Online Inc.	1,431,360	10,849,709
Unwired Planet Inc.[a,b]	1,221,573	2,382,067
ValueClick Inc.[a]	1,176,443	29,034,613
Vasco Data Security International Inc.[a,b]	446,367	3,709,310
VirnetX Holding Corp.[a,b]	651,488	13,023,245
Vitacost.com Inc.[a,b]	339,314	2,867,203
Vocus Inc.[a,b]	290,086	3,051,705
Web.com Group Inc.[a,b]	647,072	16,565,043
WebMD Health Corp.[a]	541,768	15,911,726

181

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2013

Security	Shares	Value

XO Group Inc.[a]	413,328	$4,629,274
Yelp Inc.[a,b]	459,432	15,974,451
Zillow Inc. Class Aa,b	323,259	18,199,482
Zix Corp.[a,b]	955,126	4,040,183

		617,921,728
IRON & STEEL — 0.21%
AK Steel Holding Corp.[b]	2,104,116	6,396,512
Commercial Metals Co.	1,804,149	26,647,281
Schnitzer Steel Industries Inc. Class A	397,344	9,289,903
Shiloh Industries Inc.	94,086	982,258
Universal Stainless & Alloy Products Inc.[a,b]	106,908	3,151,648

		46,467,602
LEISURE TIME — 0.65%
Arctic Cat Inc.	205,682	9,251,576
Black Diamond Inc.[a,b]	349,910	3,289,154
Brunswick Corp.	1,399,431	44,711,820
Callaway Golf Co.[b]	1,097,360	7,220,629
Interval Leisure Group Inc.	607,740	12,106,181
Johnson Outdoors Inc. Class Aa,b	76,468	1,904,053
Life Time Fitness Inc.[a,b]	664,492	33,297,694
Marine Products Corp.	164,678	1,320,718
Nautilus Inc.[a]	478,927	4,161,876
Town Sports International Holdings Inc.	371,109	3,996,844
WMS Industries Inc.[a,b]	845,459	21,567,659

		142,828,204
LODGING — 0.27%
Ameristar Casinos Inc.	510,157	13,412,027
Boyd Gaming Corp.[a,b]	873,269	9,867,940
Caesars Entertainment Corp.[a,b]	570,497	7,815,809
Marcus Corp.	285,792	3,635,274
Monarch Casino & Resort Inc.[a]	132,567	2,235,080
Morgans Hotel Group Co.[a]	411,154	3,313,901
Orient-Express Hotels Ltd. Class Aa	1,478,736	17,981,430

		58,261,461
MACHINERY — 1.45%
Alamo Group Inc.	109,249	4,459,544
Albany International Corp. Class A	431,523	14,231,628
Altra Holdings Inc.	416,786	11,411,601
Applied Industrial Technologies Inc.	650,485	31,437,940
Astec Industries Inc.	314,461	10,782,868
Briggs & Stratton Corp.[b]	743,552	14,722,330
Chart Industries Inc.[a,b]	469,107	44,138,278
Cognex Corp.	670,702	30,329,144
Columbus McKinnon Corp.[a]	305,757	6,518,739
DXP Enterprises Inc.[a,b]	146,286	9,742,648
ExOne Co. (The)[a,b]	94,086	5,806,988
Flow International Corp.[a]	750,743	2,770,242
Gerber Scientific Inc. Escrow[a,d]	276,144	2,761
Global Power Equipment Group Inc.	262,664	4,234,144
Gorman-Rupp Co. (The)	232,756	7,410,951
Hurco Companies Inc.	99,505	2,862,759
Hyster-Yale Materials Handling Inc.	162,513	10,204,191
Intermec Inc.[a]	933,579	9,177,081
Kadant Inc.	173,009	5,219,681
Lindsay Corp.	199,793	14,980,479

Security	Shares	Value

Manitex International Inc.[a]	189,783	$2,078,124
Middleby Corp. (The)[a,b]	290,132	49,348,552
NACCO Industries Inc. Class A	76,453	4,379,228
Power Solutions International Inc.[a]	29,786	1,000,512
Tecumseh Products Co. Class Aa	285,290	3,118,220
Tennant Co.	286,160	13,812,943
Twin Disc Inc.	128,440	3,044,028

		317,225,604
MANUFACTURING — 1.75%
Actuant Corp. Class A	1,129,731	37,247,231
American Railcar Industries Inc.[b]	145,906	4,889,310
AZZ Inc.	393,232	15,163,026
Barnes Group Inc.	829,642	24,880,964
Blount International Inc.[a,b]	759,749	8,980,233
Chase Corp.	100,436	2,245,749
CLARCOR Inc.	766,939	40,041,885
EnPro Industries Inc.[a,b]	322,335	16,361,725
Fabrinet[a]	437,679	6,127,506
Federal Signal Corp.[a]	963,775	8,433,031
FreightCar America Inc.	185,596	3,153,276
GP Strategies Corp.[a,b]	226,570	5,396,897
Handy & Harman Ltd.[a,b]	84,251	1,506,408
Hillenbrand Inc.	852,663	20,216,640
John Bean Technologies Corp.	446,504	9,381,049
Koppers Holdings Inc.	319,774	12,208,971
LSB Industries Inc.[a]	295,141	8,975,238
Lydall Inc.[a]	263,013	3,839,990
Movado Group Inc.	275,737	9,328,183
Myers Industries Inc.	435,225	6,532,727
NL Industries Inc.	112,643	1,272,866
Park-Ohio Holdings Corp.[a]	133,768	4,411,669
PMFG Inc.[a,b]	324,886	2,248,211
Polypore International Inc.[a]	722,635	29,122,190
Proto Labs Inc.[a,b]	264,976	17,215,491
Raven Industries Inc.	561,286	16,827,354
Smith & Wesson Holding Corp.[a,b]	990,407	9,884,262
Standex International Corp.	197,903	10,439,383
Sturm, Ruger & Co. Inc.[b]	300,332	14,427,949
Tredegar Corp.	380,015	9,766,386
TriMas Corp.[a,b]	612,771	22,844,103

		383,369,903
MEDIA — 0.98%
A.H. Belo Corp. Class A	291,561	2,000,108
Beasley Broadcast Group Inc. Class A	69,002	578,237
Belo Corp. Class A	1,601,848	22,345,780
Central European Media Enterprises Ltd. Class Aa,b	1,181,863	3,911,967
Courier Corp.	176,688	2,523,105
Crown Media Holdings Inc. Class Aa,b	534,912	1,321,233
Cumulus Media Inc. Class Aa,b	1,162,344	3,940,346
Daily Journal Corp.[a]	14,099	1,593,187
Demand Media Inc.[a,b]	558,648	3,351,888
Dex Media Inc.[a]	264,458	4,646,527
Digital Generation Inc.[a,b]	373,539	2,752,982
E.W. Scripps Co. (The) Class Aa	482,674	7,520,061
Entercom Communications Corp. Class Aa,b	369,093	3,484,238
Entravision Communications Corp. Class A	851,159	5,234,628
Fisher Communications Inc.	136,824	5,620,730
Gray Television Inc.[a]	776,302	5,589,374
Hemisphere Media Group Inc.[a]	132,841	1,819,922

182

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2013

Security	Shares	Value

Journal Communications Inc. Class Aa	680,803	$5,099,214
Lin TV Corp. Class Aa	439,154	6,719,056
Martha Stewart Living Omnimedia Inc. Class Aa	481,315	1,159,969
McClatchy Co. (The) Class Aa,b	978,045	2,229,943
Media General Inc. Class Aa	302,506	3,336,641
Meredith Corp.	553,441	26,399,136
New York Times Co. (The) Class Aa,b	1,991,455	22,025,492
Nexstar Broadcasting Group Inc.	453,192	16,070,188
Saga Communications Inc. Class A	76,620	3,517,624
Salem Communications Corp. Class A	172,069	1,288,797
Scholastic Corp.	408,106	11,953,425
Sinclair Broadcast Group Inc. Class A	1,056,106	31,028,394
World Wrestling Entertainment Inc. Class A	443,965	4,577,279

		213,639,471
METAL FABRICATE & HARDWARE — 0.85%
A.M. Castle & Co.[a,b]	270,181	4,258,052
Ampco-Pittsburgh Corp.	130,462	2,448,772
CIRCOR International Inc.	273,058	13,887,730
Dynamic Materials Corp.	211,209	3,487,061
Furmanite Corp.[a,b]	577,201	3,861,475
Global Brass & Copper Holdings Inc.[a]	124,282	1,645,494
Haynes International Inc.	190,346	9,111,863
Kaydon Corp.	496,986	13,691,964
L.B. Foster Co. Class A	156,942	6,775,186
Mueller Industries Inc.	434,024	21,887,830
Mueller Water Products Inc. Class A	2,436,986	16,839,573
NN Inc.[b]	264,108	3,013,472
Northwest Pipe Co.[a]	145,640	4,063,356
Olympic Steel Inc.	139,902	3,427,599
Omega Flex Inc.	42,479	631,663
RBC Bearings Inc.[a]	354,903	18,437,211
Rexnord Corp.[a,b]	467,565	7,878,470
RTI International Metals Inc.[a,b]	483,662	13,402,274
Sun Hydraulics Corp.	331,304	10,363,189
Worthington Industries Inc.	816,121	25,879,197

		184,991,431
MINING — 0.78%
Allied Nevada Gold Corp.[a]	1,603,612	10,391,406
AMCOL International Corp.	429,790	13,620,045
Century Aluminum Co.[a]	793,753	7,366,028
Coeur Mining Inc.[a]	1,566,415	20,833,319
General Moly Inc.[a,b]	886,516	1,657,785
Globe Specialty Metals Inc.	995,233	10,818,183
Gold Resource Corp.[b]	511,921	4,458,832
Hecla Mining Co.[b]	5,137,577	15,309,979
Horsehead Holding Corp.[a,b]	680,818	8,721,279
Kaiser Aluminum Corp.	291,789	18,073,411
Materion Corp.	320,707	8,687,953
Midway Gold Corp.[a]	1,732,127	1,633,396
Molycorp Inc.[a]	1,914,242	11,868,300
Noranda Aluminium Holding Corp.	520,479	1,681,147
Paramount Gold and Silver Corp.[a,b]	2,128,324	2,532,706
Stillwater Mining Co.[a]	1,822,938	19,578,354
United States Lime & Minerals Inc.[a,b]	31,922	1,667,924
Ur-Energy Inc.	1,873,443	2,510,414
Uranium Energy Corp.[a,b]	1,319,712	2,362,284
US Silica Holdings Inc.[b]	331,045	6,879,115

		170,651,860

Security	Shares	Value

OFFICE FURNISHINGS — 0.44%
CompX International Inc.	25,208	$351,904
Herman Miller Inc.	904,864	24,494,668
HNI Corp.	701,674	25,309,381
Interface Inc.	915,763	15,540,498
Knoll Inc.	743,765	10,568,901
Steelcase Inc. Class A	1,301,532	18,976,337

		95,241,689
OIL & GAS — 2.57%
Abraxas Petroleum Corp.[a,b]	1,267,915	2,662,622
Adams Resources & Energy Inc.	33,961	2,339,573
Alon USA Energy Inc.	359,243	5,194,654
Apco Oil and Gas International Inc.[a,b]	143,091	1,649,839
Approach Resources Inc.[a,b]	538,340	13,227,014
Arabian American Development Co.[a,b]	306,815	2,669,290
Berry Petroleum Co. Class A	812,982	34,405,398
Bill Barrett Corp.[a,b]	752,612	15,217,815
Bonanza Creek Energy Inc.[a,b]	454,287	16,109,017
BPZ Resources Inc.[a,b]	1,818,567	3,255,235
Callon Petroleum Co.[a]	618,379	2,083,937
Carrizo Oil & Gas Inc.[a,b]	626,946	17,761,380
Clayton Williams Energy Inc.[a,b]	90,871	3,952,888
Comstock Resources Inc.	745,452	11,725,960
Contango Oil & Gas Co.	200,781	6,776,359
Crimson Exploration Inc.[a]	338,623	954,917
Delek US Holdings Inc.	573,211	16,497,013
Diamondback Energy Inc.[a,b]	278,343	9,274,389
Emerald Oil Inc.[a]	564,318	3,871,221
Endeavour International Corp.[a,b]	731,887	2,810,446
Energy XXI (Bermuda) Ltd.[b]	1,225,246	27,175,956
EPL Oil & Gas Inc.[a]	464,825	13,647,262
Equal Energy Ltd.	549,528	2,220,093
Evolution Petroleum Corp.[a]	269,300	2,938,063
EXCO Resources Inc.	2,094,980	16,005,647
Forest Oil Corp.[a,b]	1,841,407	7,531,355
FX Energy Inc.[a,b]	824,558	2,646,831
Gastar Exploration Ltd.[a]	950,771	2,538,559
Goodrich Petroleum Corp.[a,b]	408,682	5,231,130
Halcon Resources Corp.[a,b]	3,194,545	18,113,070
Hercules Offshore Inc.[a]	2,461,778	17,330,917
Isramco Inc.[a,b]	14,236	1,326,510
Kodiak Oil & Gas Corp.[a,b]	4,097,258	36,424,624
Magnum Hunter Resources Corp.[a,b]	2,653,431	9,685,023
Matador Resources Co.[a,b]	764,499	9,158,698
Midstates Petroleum Co. Inc.[a,b]	512,362	2,771,878
Miller Energy Resources Inc.[a,b]	471,068	1,884,272
Northern Oil and Gas Inc.[a,b]	984,555	13,133,964
Panhandle Oil and Gas Inc.	107,607	3,066,799
Parker Drilling Co.[a]	1,838,762	9,157,035
PDC Energy Inc.[a]	468,325	24,109,371
Penn Virginia Corp.[b]	852,360	4,006,092
PetroCorp Inc. Escrow[a,d]	26,106	—
PetroQuest Energy Inc.[a]	880,558	3,487,010
Quicksilver Resources Inc.[a,b]	1,923,180	3,230,942
Resolute Energy Corp.[a,b]	1,045,100	8,339,898
Rex Energy Corp.[a,b]	697,820	12,267,676
Rosetta Resources Inc.[a]	942,973	40,095,212
Sanchez Energy Corp.[a,b]	438,880	10,076,685
Stone Energy Corp.[a]	771,324	16,992,268
Swift Energy Co.[a,b]	669,273	8,024,583

183

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2013

Security	Shares	Value

Synergy Resources Corp.[a]	639,905	$4,684,105
Triangle Petroleum Corp.[a,b]	726,147	5,090,290
VAALCO Energy Inc.[a,b]	893,897	5,113,091
Vantage Drilling Co.[a,b]	3,102,496	6,329,092
W&T Offshore Inc.[b]	536,713	7,669,629
Warren Resources Inc.[a]	1,163,623	2,967,239
Western Refining Inc.[b]	835,761	23,459,811
ZaZa Energy Corp.[a,b]	572,124	686,549

		561,056,196
OIL & GAS SERVICES — 1.80%
Basic Energy Services Inc.[a]	461,689	5,581,820
Bolt Technology Corp.	133,962	2,288,071
C&J Energy Services Inc.[a,b]	695,388	13,469,666
Cal Dive International Inc.[a,b]	1,511,615	2,841,836
CARBO Ceramics Inc.	305,538	20,602,427
Dawson Geophysical Co.[a]	124,328	4,582,730
Edgen Group Inc.[a,b]	263,500	1,681,130
Exterran Holdings Inc.[a]	888,690	24,989,963
Flotek Industries Inc.[a,b]	736,620	13,214,963
Forum Energy Technologies Inc.[a,b]	607,223	18,477,796
Geospace Technologies Corp.[a]	199,269	13,765,503
Global Geophysical Services Inc.[a,b]	352,410	1,663,375
Gulf Island Fabrication Inc.	223,180	4,273,897
Helix Energy Solutions Group Inc.[a]	1,635,222	37,675,515
Hornbeck Offshore Services Inc.[a,b]	552,454	29,556,289
ION Geophysical Corp.[a,b]	2,055,496	12,374,086
Key Energy Services Inc.[a,b]	2,351,093	13,989,003
Lufkin Industries Inc.	523,694	46,331,208
Matrix Service Co.[a]	402,459	6,270,311
Mitcham Industries Inc.[a,b]	198,159	3,325,108
Natural Gas Services Group Inc.[a,b]	190,931	4,484,969
Newpark Resources Inc.[a,b]	1,329,897	14,615,568
Pioneer Energy Services Corp.[a]	959,754	6,353,571
SEACOR Holdings Inc.	310,410	25,779,551
Targa Resources Corp.	507,855	32,670,312
Tesco Corp.[a]	466,348	6,179,111
TETRA Technologies Inc.[a]	1,208,175	12,395,876
TGC Industries Inc.	233,151	1,916,501
Thermon Group Holdings Inc.[a,b]	418,443	8,536,237
Willbros Group Inc.[a,b]	617,172	3,789,436

		393,675,829
PACKAGING & CONTAINERS — 0.23%
AEP Industries Inc.[a,b]	68,693	5,110,072
Berry Plastics Group Inc.[a]	854,610	18,861,243
Graphic Packaging Holding Co.[a]	3,240,513	25,081,571
UFP Technologies Inc.[a]	90,900	1,779,822

		50,832,708
PHARMACEUTICALS — 3.22%
ACADIA Pharmaceuticals Inc.[a]	1,081,704	19,632,928
AcelRx Pharmaceuticals Inc.[a]	322,411	2,988,750
Achillion Pharmaceuticals Inc.[a,b]	1,490,464	12,191,996
Akorn Inc.[a,b]	905,816	12,246,632
Align Technology Inc.[a,b]	1,128,986	41,817,641
Alimera Sciences Inc.[a]	261,623	1,276,720
Amicus Therapeutics Inc.[a,b]	470,303	1,095,806
Ampio Pharmaceuticals Inc.[a,b]	426,743	2,462,307
Anacor Pharmaceuticals Inc.[a,b]	391,127	2,186,400

Security	Shares	Value

Anika Therapeutics Inc.[a,b]	185,428	$3,152,276
Antares Pharma Inc.[a,b]	1,740,108	7,238,849
Array BioPharma Inc.[a,b]	1,802,599	8,183,799
Auxilium Pharmaceuticals Inc.[a,b]	761,124	12,657,492
AVANIR Pharmaceuticals Inc. Class Aa,b	2,239,921	10,303,637
BioDelivery Sciences International Inc.[a,b]	461,826	1,875,014
BioScrip Inc.[a]	899,977	14,849,621
Cadence Pharmaceuticals Inc.[a,b]	952,169	6,493,793
Cempra Inc.[a,b]	228,888	1,792,193
ChemoCentryx Inc.[a,b]	379,498	5,366,102
Chimerix Inc.[a]	131,009	3,175,658
Clovis Oncology Inc.[a,b]	214,576	14,372,300
Corcept Therapeutics Inc.[a,b]	821,601	1,421,370
Cornerstone Therapeutics Inc.[a,b]	148,908	1,191,264
Cytori Therapeutics Inc.[a,b]	1,010,060	2,323,138
Depomed Inc.[a,b]	872,182	4,892,941
Derma Sciences Inc.[a,b]	211,574	2,824,513
Durata Therapeutics Inc.[a,b]	201,860	1,453,392
Dyax Corp.[a]	1,685,354	5,831,325
Enanta Pharmaceuticals Inc.[a]	56,220	995,656
Endocyte Inc.[a,b]	471,103	6,185,582
Furiex Pharmaceuticals Inc.[a,b]	102,614	3,496,059
Hi-Tech Pharmacal Co. Inc.	171,664	5,699,245
Hyperion Therapeutics Inc.[a,b]	129,626	2,851,772
Idenix Pharmaceuticals Inc.[a,b]	1,540,117	5,559,822
Impax Laboratories Inc.[a]	1,057,055	21,088,247
Infinity Pharmaceuticals Inc.[a,b]	739,060	12,009,725
Insys Therapeutics Inc.[a]	78,140	1,081,458
Ironwood Pharmaceuticals Inc. Class Aa,b	1,436,348	14,291,663
Isis Pharmaceuticals Inc.[a,b]	1,733,663	46,583,525
KaloBios Pharmaceuticals Inc.[a]	137,844	780,197
Keryx Biopharmaceuticals Inc.[a,b]	1,261,409	9,422,725
Lannett Co. Inc.[a,b]	252,616	3,008,657
Lifevantage Corp.[a]	1,752,345	4,065,440
MannKind Corp.[a,b]	2,296,065	14,924,422
Natural Grocers by Vitamin Cottage Inc.[a,b]	136,763	4,239,653
Nature’s Sunshine Products Inc.	168,365	2,752,768
Nektar Therapeutics[a,b]	1,782,800	20,591,340
Neogen Corp.[a]	371,116	20,619,205
Neurocrine Biosciences Inc.[a]	1,030,119	13,782,992
Nutraceutical International Corp.	132,073	2,699,572
Omega Protein Corp.[a]	307,984	2,765,696
Omthera Pharmaceuticals Inc.[a]	90,947	1,209,595
Opko Health Inc.[a,b]	2,194,622	15,581,816
Optimer Pharmaceuticals Inc.[a,b]	752,095	10,882,815
Orexigen Therapeutics Inc.[a,b]	1,460,943	8,546,517
Osiris Therapeutics Inc.[a,b]	255,900	2,576,913
Pacira Pharmaceuticals Inc.[a,b]	425,420	12,337,180
Pernix Therapeutics Holdings[a,b]	270,409	976,176
PharMerica Corp.[a]	458,383	6,353,188
Portola Pharmaceuticals Inc.[a]	149,493	3,673,043
POZEN Inc.[a,b]	416,796	2,088,148
Progenics Pharmaceuticals Inc.[a,b]	787,878	3,513,936
Questcor Pharmaceuticals Inc.[b]	800,860	36,407,096
Raptor Pharmaceutical Corp.[a,b]	855,681	8,000,617
Receptos Inc.[a]	89,214	1,774,466
Regulus Therapeutics Inc.[a,b]	137,971	1,353,496
Repros Therapeutics Inc.[a,b]	287,784	5,309,615
Sagent Pharmaceuticals Inc.[a,b]	257,541	5,403,210
Santarus Inc.[a,b]	855,469	18,007,622
Sarepta Therapeutics Inc.[a]	492,585	18,742,859
SciClone Pharmaceuticals Inc.[a,b]	834,757	4,140,395
SIGA Technologies Inc.[a,b]	567,465	1,611,601
Star Scientific Inc.[a,b]	2,570,024	3,572,333

184

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2013

Security	Shares	Value

Sucampo Pharmaceuticals Inc. Class Aa,b	211,422	$1,391,157
Supernus Pharmaceuticals Inc.[a,b]	229,815	1,477,710
Synageva BioPharma Corp.[a,b]	263,728	11,076,576
Synergy Pharmaceuticals Inc.[a,b]	1,243,502	5,371,929
Synta Pharmaceuticals Corp.[a,b]	645,654	3,221,813
Synutra International Inc.[a]	266,966	1,358,857
Targacept Inc.[a,b]	450,883	1,925,270
TESARO Inc.[a,b]	209,570	6,861,322
Tetraphase Pharmaceuticals Inc.[a]	177,820	1,250,075
TG Therapeutics Inc.	197,186	1,260,019
TherapeuticsMD Inc.[a]	1,204,869	3,650,753
Threshold Pharmaceuticals Inc.[a,b]	741,705	3,901,368
USANA Health Sciences Inc.[a,b]	92,657	6,706,514
Vanda Pharmaceuticals Inc.[a,b]	437,535	3,535,283
ViroPharma Inc.[a]	1,008,177	28,884,271
VIVUS Inc.[a,b]	1,553,867	19,547,647
XenoPort Inc.[a,b]	669,455	3,313,802
Zogenix Inc.[a,b]	1,106,831	1,892,681

		703,482,962
PIPELINES — 0.23%
Crosstex Energy Inc.	734,781	14,519,272
SemGroup Corp. Class A	649,101	34,960,580

		49,479,852
REAL ESTATE — 0.31%
Alexander & Baldwin Inc.[a]	667,076	26,516,271
AV Homes Inc.[a,b]	143,525	2,544,698
Consolidated-Tomoka Land Co.	92,981	3,548,155
Forestar Group Inc.[a]	534,851	10,729,111
HFF Inc. Class A	510,826	9,077,378
Kennedy-Wilson Holdings Inc.	808,870	13,459,597
Thomas Properties Group Inc.	466,759	2,473,823

		68,349,033
REAL ESTATE INVESTMENT TRUSTS — 8.04%
Acadia Realty Trust	850,118	20,989,413
AG Mortgage Investment Trust Inc.	431,189	8,110,665
Agree Realty Corp.	204,437	6,034,980
Alexander’s Inc.	32,416	9,520,903
American Assets Trust Inc.	518,655	16,005,693
American Capital Mortgage Investment Corp.	910,313	16,358,325
American Realty Capital Properties Inc.	2,377,634	36,282,695
American Residential Properties Inc.[a]	211,483	3,637,508
AmREIT Inc.	249,629	4,827,825
Anworth Mortgage Asset Corp.	2,236,129	12,522,322
Apollo Commercial Real Estate Finance Inc.	569,296	9,040,420
Apollo Residential Mortgage Inc.	494,501	8,149,376
Ares Commercial Real Estate Corp.	109,796	1,406,487
Armada Hoffler Properties Inc.	293,324	3,455,357
ARMOUR Residential REIT Inc.	5,774,997	27,200,236
Ashford Hospitality Trust Inc.[b]	804,105	9,207,002
Associated Estates Realty Corp.[b]	765,709	12,312,601
Aviv REIT Inc.	177,546	4,490,138
Campus Crest Communities Inc.	996,449	11,499,021
CapLease Inc.	1,371,471	11,575,215
Capstead Mortgage Corp.	1,475,103	17,848,746
Cedar Realty Trust Inc.	850,855	4,407,429
Chambers Street Properties	3,842,803	38,428,030
Chatham Lodging Trust	271,367	4,662,085

Security	Shares	Value

Chesapeake Lodging Trust	749,731	$15,586,907
Colonial Properties Trust	1,368,104	32,998,668
Colony Financial Inc.	997,134	19,832,995
CoreSite Realty Corp.	320,200	10,185,562
Cousins Properties Inc.	1,660,111	16,767,121
CubeSmart[b]	2,056,332	32,860,185
CYS Investments Inc.	2,695,325	24,823,943
DCT Industrial Trust Inc.	4,487,473	32,085,432
DiamondRock Hospitality Co.	3,016,984	28,118,291
DuPont Fabros Technology Inc.[b]	963,441	23,267,100
Dynex Capital Inc.	848,066	8,641,793
EastGroup Properties Inc.[b]	468,801	26,379,432
Education Realty Trust Inc.	1,760,036	18,005,168
Ellington Residential Mortgage REIT	99,551	1,776,985
EPR Properties[b]	726,132	36,502,656
Equity One Inc.[b]	929,360	21,031,417
Excel Trust Inc.	738,406	9,458,981
FelCor Lodging Trust Inc.[a]	1,915,975	11,323,412
First Industrial Realty Trust Inc.	1,659,193	25,169,958
First Potomac Realty Trust[b]	906,764	11,842,338
Franklin Street Properties Corp.	1,389,499	18,341,387
GEO Group Inc. (The)	1,088,423	36,951,961
Getty Realty Corp.[b]	395,299	8,162,924
Gladstone Commercial Corp.[b]	193,454	3,605,983
Glimcher Realty Trust	2,230,512	24,357,191
Government Properties Income Trust	843,802	21,280,686
Gramercy Property Trust Inc.[a]	916,523	4,124,354
Healthcare Realty Trust Inc.	1,399,441	35,685,746
Hersha Hospitality Trust	3,126,696	17,634,565
Highwoods Properties Inc.	1,267,991	45,153,160
Hudson Pacific Properties Inc.	668,923	14,234,681
Inland Real Estate Corp.	1,316,786	13,457,553
Invesco Mortgage Capital Inc.	2,087,137	34,562,989
Investors Real Estate Trust	1,557,051	13,390,639
iStar Financial Inc.[a,b]	1,312,940	14,823,093
Javelin Mortgage Investment Corp.	208,359	2,935,778
Kite Realty Group Trust	1,411,989	8,514,294
LaSalle Hotel Properties[b]	1,474,753	36,426,399
Lexington Realty Trust[b]	2,604,979	30,426,155
LTC Properties Inc.	536,189	20,938,180
Medical Properties Trust Inc.	2,316,435	33,171,349
Monmouth Real Estate Investment Corp. Class A	655,128	6,466,113
MPG Office Trust Inc.[a]	885,019	2,778,960
National Health Investors Inc.[b]	379,787	22,734,050
New Residential Investment Corp.	3,905,735	26,324,654
New York Mortgage Trust Inc.[b]	983,749	6,659,981
NorthStar Realty Finance Corp.[b]	3,061,388	27,858,631
One Liberty Properties Inc.	181,301	3,981,370
Parkway Properties Inc.	672,412	11,269,625
Pebblebrook Hotel Trust	947,951	24,504,533
Pennsylvania Real Estate Investment Trust	1,049,759	19,819,450
PennyMac Mortgage Investment Trust[c]	880,631	18,537,283
Potlatch Corp.	624,993	25,274,717
PS Business Parks Inc.	283,164	20,435,946
RAIT Financial Trust[b]	1,079,940	8,121,149
Ramco-Gershenson Properties Trust[b]	921,273	14,307,370
Redwood Trust Inc.[b]	1,267,664	21,550,288
Resource Capital Corp.[b]	1,960,042	12,054,258
Retail Opportunity Investments Corp.	1,025,392	14,252,949
RLJ Lodging Trust	1,909,043	42,934,377
Rouse Properties Inc.[b]	346,147	6,791,404
Ryman Hospitality Properties Inc.	680,970	26,564,640
Sabra Healthcare REIT Inc.	576,266	15,046,305
Saul Centers Inc.	123,009	5,468,980

185

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2013

Security	Shares	Value

Select Income REIT	266,495	$7,472,520
Silver Bay Realty Trust Corp.	231,592	3,835,164
Sovran Self Storage Inc.	484,787	31,409,350
Spirit Realty Capital Inc.	888,842	15,750,280
STAG Industrial Inc.	645,734	12,882,393
Strategic Hotels & Resorts Inc.[a]	2,798,577	24,795,392
Summit Hotel Properties Inc.	1,017,753	9,617,766
Sun Communities Inc.[b]	555,527	27,643,024
Sunstone Hotel Investors Inc.[a,b]	2,513,363	30,361,425
Terreno Realty Corp.	296,767	5,499,093
UMH Properties Inc.	233,395	2,396,967
Universal Health Realty Income Trust	168,372	7,261,884
Urstadt Biddle Properties Inc. Class A	353,255	7,125,153
Washington Real Estate Investment Trust	1,026,524	27,623,761
Western Asset Mortgage Capital Corp.[b]	375,204	6,551,062
Whitestone REIT Class B	263,165	4,147,480
Winthrop Realty Trust	449,293	5,404,995

		1,756,324,625
RETAIL — 6.40%
Aeropostale Inc.[a,b]	1,211,253	16,715,291
AFC Enterprises Inc.[a]	368,576	13,246,621
America’s Car-Mart Inc.[a,b]	126,596	5,474,011
ANN INC.[a]	731,331	24,280,189
Asbury Automotive Group Inc.[a,b]	481,086	19,291,549
Barnes & Noble Inc.[a,b]	623,670	9,953,773
bebe stores inc.[b]	537,093	3,013,092
Big 5 Sporting Goods Corp.	259,479	5,695,564
Biglari Holdings Inc.[a,b]	18,667	7,660,937
BJ’s Restaurants Inc.[a,b]	383,412	14,224,585
Bloomin’ Brands Inc.[a]	857,813	21,342,387
Bob Evans Farms Inc.	430,353	20,217,984
Body Central Corp.[a,b]	255,139	3,398,451
Bon-Ton Stores Inc. (The)[b]	208,526	3,763,894
Bravo Brio Restaurant Group Inc.[a,b]	302,217	5,385,507
Brown Shoe Co. Inc.	667,585	14,373,105
Buckle Inc. (The)[b]	431,250	22,433,625
Buffalo Wild Wings Inc.[a,b]	290,587	28,524,020
Carrols Restaurant Group Inc.[a,b]	365,331	2,360,038
Casey’s General Stores Inc.	591,680	35,595,469
Cash America International Inc.	440,431	20,021,993
Cato Corp. (The) Class A	425,192	10,612,792
CEC Entertainment Inc.	274,430	11,262,607
Cheesecake Factory Inc. (The)	823,091	34,479,282
Children’s Place Retail Stores Inc. (The)[a]	356,667	19,545,352
Christopher & Banks Corp.[a]	560,632	3,778,660
Chuy’s Holdings Inc.[a]	250,526	9,605,167
Citi Trends Inc.[a,b]	239,945	3,486,401
Conn’s Inc.[a,b]	348,435	18,034,996
Cracker Barrel Old Country Store Inc.	304,342	28,809,014
Del Frisco’s Restaurant Group Inc.[a]	165,074	3,534,234
Denny’s Corp.[a]	1,416,663	7,961,646
Destination Maternity Corp.	208,974	5,140,760
Destination XL Group Inc.[a,b]	649,922	4,120,505
DineEquity Inc.	255,246	17,578,792
Diversified Restaurant Holdings Inc.[a]	165,515	1,317,499
Einstein Noah Restaurant Group Inc.	99,779	1,416,862
Express Inc.[a,b]	1,317,614	27,630,366
EZCORP Inc. Class A NVS[a]	787,969	13,300,917
Fiesta Restaurant Group Inc.[a]	305,979	10,522,618
Fifth & Pacific Companies Inc.[a]	1,851,660	41,366,084
Finish Line Inc. (The) Class A	760,098	16,615,742

Security	Shares	Value

First Cash Financial Services Inc.[a,b]	452,561	$22,270,527
Five Below Inc.[a,b]	506,198	18,607,839
Francesca’s Holdings Corp.[a,b]	683,275	18,988,212
Fred’s Inc. Class A	566,842	8,780,383
Genesco Inc.[a]	370,727	24,835,002
Gordmans Stores Inc.[a]	137,028	1,864,951
Group 1 Automotive Inc.	337,343	21,701,275
Haverty Furniture Companies Inc.	305,197	7,022,583
hhgregg Inc.[a,b]	198,144	3,164,360
Hibbett Sports Inc.[a,b]	401,160	22,264,380
HSN Inc.	522,045	28,044,257
Ignite Restaurant Group Inc.[a,b]	111,248	2,099,250
Jack in the Box Inc.[a]	686,602	26,976,593
Jamba Inc.[a,b]	257,785	3,848,730
Jos. A. Bank Clothiers Inc.[a,b]	434,158	17,939,409
Kirkland’s Inc.[a]	215,169	3,711,665
Krispy Kreme Doughnuts Inc.[a]	1,010,731	17,637,256
Lithia Motors Inc. Class A	344,408	18,360,390
Luby’s Inc.[a]	307,947	2,602,152
Lumber Liquidators Holdings Inc.[a]	423,984	33,015,634
MarineMax Inc.[a]	360,383	4,083,139
Mattress Firm Holding Corp.[a,b]	207,356	8,356,447
Men’s Wearhouse Inc. (The)	776,029	29,372,698
Nathan’s Famous Inc.[a,b]	43,960	2,296,910
New York & Co. Inc.[a]	460,528	2,924,353
Office Depot Inc.[a,b]	3,798,310	14,699,460
OfficeMax Inc.	1,343,007	13,738,962
Pacific Sunwear of California Inc.[a]	712,656	2,601,194
Pantry Inc. (The)[a]	363,476	4,427,138
Papa John’s International Inc.[a]	247,281	16,164,759
PC Connection Inc.	144,447	2,231,706
Penske Automotive Group Inc.	655,439	20,017,107
Pep Boys - Manny, Moe & Jack (The)[a]	820,841	9,505,339
PetMed Express Inc.	310,395	3,910,977
Pier 1 Imports Inc.	1,463,117	34,368,618
PriceSmart Inc.[b]	291,318	25,528,196
RadioShack Corp.[b]	1,538,749	4,862,447
Red Robin Gourmet Burgers Inc.[a,b]	218,566	12,060,472
Regis Corp.[b]	733,436	12,043,019
Restoration Hardware Holdings Inc.[a,b]	274,332	20,574,900
Rite Aid Corp.[a,b]	11,271,156	32,235,506
Roundy’s Inc.[b]	388,770	3,238,454
Ruby Tuesday Inc.[a,b]	940,708	8,682,735
rue21 Inc.[a]	226,296	9,416,177
Rush Enterprises Inc. Class Aa,b	535,475	13,253,006
Ruth’s Hospitality Group Inc.	553,032	6,675,096
Saks Inc.[a,b]	1,611,455	21,980,246
Sears Hometown and Outlet Stores Inc.[a]	133,601	5,841,036
Shoe Carnival Inc.	231,646	5,561,820
Sonic Automotive Inc. Class A	601,135	12,707,994
Sonic Corp.[a,b]	866,809	12,620,739
Stage Stores Inc.	504,997	11,867,430
Stein Mart Inc.	427,153	5,830,638
Steinway Musical Instruments Inc.[a]	107,881	3,282,819
Susser Holdings Corp.[a,b]	278,526	13,335,825
Systemax Inc.	168,160	1,582,386
Texas Roadhouse Inc.	963,593	24,109,097
Tile Shop Holdings Inc. (The)[a]	284,873	8,249,922
Tilly’s Inc. Class Aa	152,739	2,443,824
Trans World Entertainment Corp.	163,410	794,173
Tuesday Morning Corp.[a]	661,140	6,856,022
Vera Bradley Inc.[a,b]	334,025	7,234,982
Vitamin Shoppe Inc.[a,b]	468,431	21,004,446
West Marine Inc.[a]	262,079	2,882,869

186

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2013

Security	Shares	Value

Wet Seal Inc. Class Aa	1,373,447	$6,468,935
Winmark Corp.	34,658	2,248,264
Zale Corp.[a]	501,295	4,561,785
Zumiez Inc.[a,b]	325,884	9,369,165

		1,398,930,461
SAVINGS & LOANS — 1.32%
Astoria Financial Corp.	1,363,201	14,695,307
Bank Mutual Corp.	716,570	4,041,455
BankFinancial Corp.	325,254	2,764,659
BBX Capital Corp.[a]	111,369	1,437,774
Beneficial Mutual Bancorp Inc.[a]	493,528	4,145,635
Berkshire Hills Bancorp Inc.	387,091	10,745,646
BofI Holding Inc.[a,b]	186,743	8,556,564
Brookline Bancorp Inc.	1,081,993	9,391,699
Capitol Federal Financial Inc.	2,299,319	27,913,733
Charter Financial Corp.	351,187	3,539,965
Clifton Savings Bancorp Inc.	132,612	1,571,452
Dime Community Bancshares Inc.	491,582	7,531,036
ESB Financial Corp.[b]	198,098	2,402,929
ESSA Bancorp Inc.	138,685	1,519,988
EverBank Financial Corp.	1,242,438	20,574,773
First Defiance Financial Corp.	150,884	3,402,434
First Federal Bancshares of Arkansas Inc.[a]	44,827	354,133
First Financial Holdings Inc.	255,367	5,416,334
First Financial Northwest Inc.	255,596	2,635,195
First PacTrust Bancorp Inc.	167,963	2,280,938
Flagstar Bancorp Inc.[a]	306,374	4,276,981
Flushing Financial Corp.	475,971	7,829,723
Fox Chase Bancorp Inc.	188,035	3,196,595
Hingham Institution for Savings	21,431	1,454,736
Home Bancorp Inc.[a]	99,992	1,849,852
Home Federal Bancorp Inc.	223,712	2,850,091
HomeStreet Inc.	200,051	4,291,094
HomeTrust Bancshares Inc.[a]	321,484	5,452,369
Investors Bancorp Inc.	718,942	15,155,297
Kearny Financial Corp.[a]	221,318	2,321,626
Meridian Interstate Bancorp Inc.[a]	128,653	2,422,536
Meta Financial Group Inc.	84,874	2,230,489
NASB Financial Inc.[a]	64,710	1,693,461
Northfield Bancorp Inc	898,449	10,529,822
Northwest Bancshares Inc.	1,446,883	19,547,389
OceanFirst Financial Corp.	212,501	3,304,391
Oritani Financial Corp.	700,351	10,981,504
Pacific Premier Bancorp Inc.[a]	238,297	2,911,989
Provident Financial Holdings Inc.	141,642	2,249,275
Provident Financial Services Inc.	921,197	14,536,489
Provident New York Bancorp	684,671	6,394,827
Rockville Financial Inc.	423,315	5,536,960
Roma Financial Corp.	112,722	2,047,031
Territorial Bancorp Inc.	164,010	3,708,266
United Community Financial Corp.[a]	611,441	2,843,201
United Financial Bancorp Inc.	303,729	4,601,494
Waterstone Financial Inc.[a]	115,299	1,171,438
Westfield Financial Inc.	295,095	2,065,665
WSFS Financial Corp.	121,213	6,350,349

		288,726,589
SEMICONDUCTORS — 3.14%
Aeroflex Holding Corp.[a,b]	302,506	2,386,772
Alpha & Omega Semiconductor Ltd.[a]	268,268	2,049,568

Security	Shares	Value

Ambarella Inc.[a,b]	285,594	$4,806,547
Amkor Technology Inc.[a,b]	990,088	4,168,270
ANADIGICS Inc.[a,b]	1,270,240	2,794,528
Applied Micro Circuits Corp.[a,b]	1,044,629	9,192,735
ATMI Inc.[a]	492,889	11,656,825
Axcelis Technologies Inc.[a]	1,671,939	3,042,929
Brooks Automation Inc.	1,026,387	9,986,745
Cabot Microelectronics Corp.[a]	359,228	11,858,116
Cavium Inc.[a,b]	792,491	28,030,407
CEVA Inc.[a]	341,686	6,615,041
Cirrus Logic Inc.[a,b]	978,300	16,983,288
Cohu Inc.	381,474	4,768,425
Cypress Semiconductor Corp.	2,269,738	24,354,289
Diodes Inc.[a]	553,913	14,385,121
DSP Group Inc.[a]	305,234	2,536,495
Emulex Corp.[a]	1,402,534	9,144,522
Entegris Inc.[a]	2,150,585	20,193,993
Entropic Communications Inc.[a,b]	1,382,628	5,903,822
Exar Corp.[a]	592,218	6,378,188
FormFactor Inc.[a]	832,690	5,620,657
GSI Technology Inc.[a,b]	316,916	2,002,909
GT Advanced Technologies Inc.[a,b]	1,843,193	7,649,251
Hittite Microwave Corp.[a]	488,429	28,328,882
Inphi Corp.[a]	402,368	4,426,048
Integrated Device Technology Inc.[a]	2,034,587	16,154,621
Integrated Silicon Solution Inc.[a]	434,054	4,757,232
Intermolecular Inc.[a,b]	266,175	1,935,092
International Rectifier Corp.[a]	1,072,021	22,448,120
Intersil Corp. Class A	1,963,204	15,352,255
IXYS Corp.	373,266	4,128,322
Kopin Corp.[a]	1,023,659	3,797,775
Lattice Semiconductor Corp.[a]	1,785,026	9,050,082
LTX-Credence Corp.[a,b]	734,021	4,396,786
MaxLinear Inc. Class Aa,b	356,993	2,498,951
Micrel Inc.	718,714	7,100,894
Microsemi Corp.[a]	1,434,266	32,629,551
Mindspeed Technologies Inc.[a,b]	667,616	2,163,076
MKS Instruments Inc.	818,204	21,715,134
Monolithic Power Systems Inc.	567,647	13,685,969
MoSys Inc.[a,b]	725,858	2,917,949
Nanometrics Inc.[a,b]	356,727	5,233,185
OmniVision Technologies Inc.[a,b]	833,192	15,539,031
Peregrine Semiconductor Corp.[a,b]	408,030	4,451,607
Pericom Semiconductor Corp.[a]	354,128	2,521,391
Photronics Inc.[a,b]	938,162	7,561,586
PLX Technology Inc.[a,b]	692,738	3,297,433
PMC-Sierra Inc.[a]	3,149,459	19,999,065
Power Integrations Inc.	447,393	18,146,260
QLogic Corp.[a]	1,374,450	13,139,742
Rambus Inc.[a,b]	1,723,311	14,803,241
Richardson Electronics Ltd.	187,701	2,203,610
Rubicon Technology Inc.[a,b]	273,107	2,187,587
Rudolph Technologies Inc.[a,b]	504,108	5,646,010
Semtech Corp.[a]	1,039,833	36,425,350
Sigma Designs Inc.[a]	472,771	2,387,494
Silicon Image Inc.[a]	1,191,439	6,969,918
SunEdison Inc.[a,b]	3,578,300	29,234,711
Supertex Inc.	152,085	3,636,352
Tessera Technologies Inc.	814,411	16,939,749
TriQuint Semiconductor Inc.[a,b]	2,520,264	17,465,429
Ultra Clean Holdings Inc.[a]	368,622	2,230,163
Ultratech Inc.[a]	427,989	15,715,756
Veeco Instruments Inc.[a,b]	604,456	21,409,831

187

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF
June 30, 2013

Security	Shares	Value

Volterra Semiconductor Corp.[a]	386,088	$5,451,563

		686,592,246
SOFTWARE — 4.64%
Accelrys Inc.[a]	862,043	7,241,161
ACI Worldwide Inc.[a]	615,112	28,590,406
Actuate Corp.[a]	730,532	4,850,733
Acxiom Corp.[a]	1,140,919	25,876,043
Advent Software Inc.[a]	503,910	17,667,085
American Software Inc. Class A	370,423	3,218,976
Aspen Technology Inc.[a]	1,450,001	41,745,529
athenahealth Inc.[a,b]	568,321	48,148,155
Audience Inc.[a,b]	148,536	1,962,161
AVG Technologies[a,b]	369,473	7,186,250
Avid Technology Inc.[a]	481,555	2,831,543
Blackbaud Inc.	704,615	22,949,311
Bottomline Technologies Inc.[a,b]	583,867	14,765,996
Callidus Software Inc.[a,b]	579,755	3,820,585
CommVault Systems Inc.[a]	717,498	54,450,923
Computer Programs and Systems Inc.	173,147	8,508,444
Cornerstone OnDemand Inc.[a,b]	623,108	26,974,345
CSG Systems International Inc.[a]	523,086	11,350,966
Demandware Inc.[a,b]	248,208	10,526,501
Digi International Inc.[a]	399,016	3,738,780
Digital River Inc.[a]	544,382	10,218,050
E2open Inc.[a,b]	227,823	3,986,903
Ebix Inc.[b]	479,900	4,443,874
Envestnet Inc.[a,b]	348,602	8,575,609
EPAM Systems Inc.[a,b]	337,407	9,170,722
EPIQ Systems Inc.	485,471	6,539,294
Fair Isaac Corp.	553,701	25,376,117
Glu Mobile Inc.[a,b]	874,348	1,923,566
Greenway Medical Technologies Inc.[a,b]	223,012	2,751,968
Guidance Software Inc.[a,b]	259,038	2,263,992
Guidewire Software Inc.[a,b]	647,300	27,218,965
Imperva Inc.[a]	311,657	14,037,031
inContact Inc.[a,b]	823,752	6,771,241
Infoblox Inc.[a]	772,966	22,616,985
InnerWorkings Inc.[a,b]	684,299	7,424,644
Interactive Intelligence Group Inc.[a,b]	241,083	12,439,883
Jive Software Inc.[a,b]	611,076	11,103,251
ManTech International Corp. Class Ab	367,953	9,610,932
Market Leader Inc.[a]	368,865	3,946,856
MedAssets Inc.[a]	940,434	16,683,299
Medidata Solutions Inc.[a,b]	410,402	31,785,635
MicroStrategy Inc. Class Aa	139,750	12,152,660
Model N Inc.[a]	125,271	2,926,331
Monotype Imaging Holdings Inc.	590,016	14,992,307
Omnicell Inc.[a]	530,749	10,906,892
PDF Solutions Inc.[a,b]	387,882	7,148,665
Pegasystems Inc.	268,478	8,891,991
Planet Payment Inc.[a]	656,101	1,810,839
Progress Software Corp.[a]	851,129	19,584,478
Proofpoint Inc.[a,b]	336,768	8,159,889
PROS Holdings Inc.[a]	350,096	10,485,375
PTC Inc.[a]	1,846,461	45,293,688
QAD Inc. Class A	90,856	1,043,027
QLIK Technologies Inc.[a,b]	1,343,235	37,973,253
Quality Systems Inc.	615,963	11,524,668
Rally Software Development Corp.[a]	106,528	2,644,025
RealPage Inc.[a,b]	718,440	13,176,190
Rosetta Stone Inc.[a]	184,478	2,719,206

Security	Shares	Value

Sapiens International Corp.	261,684	$1,502,066
Schawk Inc.	207,979	2,730,764
SciQuest Inc.[a]	351,521	8,805,601
SeaChange International Inc.[a]	505,437	5,918,667
SS&C Technologies Holdings Inc.[a]	899,194	29,583,483
Synchronoss Technologies Inc.[a,b]	449,612	13,879,522
SYNNEX Corp.[a,b]	407,468	17,227,747
Take-Two Interactive Software Inc.[a,b]	1,250,069	18,713,533
Tangoe Inc.[a,b]	478,197	7,378,580
Tyler Technologies Inc.[a]	486,277	33,334,288
Ultimate Software Group Inc. (The)[a]	426,743	50,052,687
Verint Systems Inc.[a]	813,286	28,847,254

		1,014,700,386
STORAGE & WAREHOUSING — 0.14%
Mobile Mini Inc.[a]	591,999	19,624,767
Wesco Aircraft Holdings Inc.[a,b]	635,626	11,803,575

		31,428,342
TELECOMMUNICATIONS — 3.17%
8x8 Inc.[a,b]	1,113,542	9,175,586
ADTRAN Inc.	914,973	22,517,486
Alliance Fiber Optic Products Inc.	88,834	1,777,568
Anaren Inc.[a]	179,143	4,109,540
Anixter International Inc.[a]	419,709	31,818,139
ARRIS Group Inc.[a]	1,798,426	25,807,413
Aruba Networks Inc.[a,b]	1,758,896	27,016,643
Atlantic Tele-Network Inc.	141,959	7,049,684
Aviat Networks Inc.[a]	945,367	2,476,862
Black Box Corp.	248,999	6,304,655
CalAmp Corp.[a,b]	541,099	7,900,045
Calix Inc.[a]	618,008	6,241,881
Cbeyond Inc.[a]	385,671	3,023,661
Ciena Corp.[a,b]	1,567,175	30,434,538
Cincinnati Bell Inc.[a]	3,209,617	9,821,428
Comtech Telecommunications Corp.	259,662	6,982,311
Comverse Inc.[a]	342,492	10,192,562
Consolidated Communications Holdings Inc.	619,193	10,780,150
Cyan Inc.[a]	123,522	1,290,805
DigitalGlobe Inc.[a]	1,149,751	35,653,778
EarthLink Inc.	1,590,850	9,879,178
Extreme Networks Inc.[a,b]	1,435,421	4,952,202
Fairpoint Communications Inc.[a,b]	320,245	2,674,046
Finisar Corp.[a,b]	1,442,193	24,445,171
General Communication Inc. Class Aa	485,638	3,802,546
Globecomm Systems Inc.[a,b]	365,118	4,615,092
Harmonic Inc.[a]	1,748,362	11,102,099
Hawaiian Telcom Holdco Inc.[a,b]	159,579	4,015,008
Hickory Tech Corp.	211,382	2,246,991
IDT Corp. Class B	237,400	4,437,006
Infinera Corp.[a,b]	1,788,773	19,086,208
Inteliquent Inc.	502,177	2,887,518
InterDigital Inc.	637,508	28,464,732
Iridium Communications Inc.[a,b]	990,909	7,689,454
Ixia[a]	871,741	16,040,034
KVH Industries Inc.[a,b]	239,407	3,186,507
Leap Wireless International Inc.[a,b]	833,328	5,608,297
LogMeIn Inc.[a]	375,325	9,180,449
Loral Space & Communications Inc.	202,696	12,157,706
Lumos Networks Corp.	238,373	4,076,178
Neonode Inc.[a,b]	387,821	2,307,535

188

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2013

Security	Shares	Value

NeoPhotonics Corp.[a]	311,520	$2,707,109
NETGEAR Inc.[a]	594,697	18,162,046
NII Holdings Inc.[a]	2,655,354	17,711,211
NTELOS Holdings Corp.	235,956	3,883,836
Numerex Corp. Class Aa,b	215,868	2,409,087
Oplink Communications Inc.[a]	293,872	5,104,557
ORBCOMM Inc.[a,b]	561,507	2,521,166
ParkerVision Inc.[a,b]	1,366,470	6,217,438
Plantronics Inc.	670,426	29,445,110
Preformed Line Products Co.	39,819	2,640,398
Premiere Global Services Inc.[a]	742,602	8,963,206
Primus Telecommunications Group Inc.	189,495	2,262,570
Procera Networks Inc.[a,b]	317,205	4,355,225
RF Micro Devices Inc.[a]	4,341,476	23,226,897
RigNet Inc.[a,b]	182,798	4,657,693
Ruckus Wireless Inc.[a,b]	672,017	8,608,538
Shenandoah Telecommunications Co.	370,317	6,176,888
ShoreTel Inc.[a]	908,528	3,661,368
Sonus Networks Inc.[a,b]	3,330,533	10,024,904
Symmetricom Inc.[a]	632,608	2,840,410
TeleNav Inc.[a]	288,614	1,509,451
Tellabs Inc.	5,488,810	10,867,844
TESSCO Technologies Inc.	88,184	2,328,058
Ubiquiti Networks Inc.	194,382	3,409,460
USA Mobility Inc.	334,086	4,533,547
ViaSat Inc.[a,b]	612,071	43,738,594
Vonage Holdings Corp.[a]	2,143,455	6,065,978
Vringo Inc.[a]	1,034,991	3,280,921
West Corp.	328,818	7,280,031
Westell Technologies Inc. Class Aa,b	686,283	1,640,216

		693,462,449
TEXTILES — 0.17%
Culp Inc.	125,909	2,189,558
G&K Services Inc. Class A	301,822	14,366,727
UniFirst Corp.	225,962	20,619,032

		37,175,317
TOYS, GAMES & HOBBIES — 0.06%
JAKKS Pacific Inc.[b]	296,585	3,336,581
LeapFrog Enterprises Inc.[a,b]	983,688	9,679,490

		13,016,071
TRANSPORTATION — 1.66%
Air Transport Services Group Inc.[a]	800,434	5,290,869
Arkansas Best Corp.	396,835	9,107,363
Atlas Air Worldwide Holdings Inc.[a]	398,712	17,447,637
Bristow Group Inc.	558,010	36,449,213
CAI International Inc.[a,b]	265,051	6,247,252
Celadon Group Inc.	310,136	5,659,982
Echo Global Logistics Inc.[a,b]	274,901	5,357,821
ERA Group Inc.[a]	310,638	8,123,184
Forward Air Corp.	468,477	17,933,300
Frontline Ltd.[a,b]	806,368	1,427,271
GasLog Ltd.[b]	393,870	5,041,536
GulfMark Offshore Inc. Class A	412,142	18,583,483
Heartland Express Inc.	709,532	9,841,209
Hub Group Inc. Class Aa	570,908	20,792,469
International Shipholding Corp.	90,383	2,108,635
Knight Transportation Inc.	906,521	15,247,683

Security	Shares	Value

Knightsbridge Tankers Ltd.[b]	377,742	$2,780,181
Marten Transport Ltd.	361,439	5,663,749
Matson Inc.	658,830	16,470,750
Nordic American Tankers Ltd.[b]	1,019,365	7,716,593
Pacer International Inc.[a,b]	545,112	3,439,657
Patriot Transportation Holding Inc.[a,b]	101,139	3,038,216
PHI Inc.[a]	194,154	6,659,482
Quality Distribution Inc.[a,b]	324,798	2,871,214
Roadrunner Transportation Systems Inc.[a]	272,332	7,581,723
Saia Inc.[a]	374,824	11,233,475
Scorpio Tankers Inc.	2,507,274	22,515,321
Ship Finance International Ltd.[b]	789,489	11,716,017
Swift Transportation Co.[a,b]	1,294,083	21,404,133
Teekay Tankers Ltd. Class Ab	960,530	2,526,194
Ultrapetrol (Bahamas) Ltd.[a]	329,791	939,904
Universal Truckload Services Inc.[a]	83,293	2,008,194
UTi Worldwide Inc.	1,400,626	23,068,310
Werner Enterprises Inc.	705,862	17,060,685
XPO Logistics Inc.[a,b]	281,971	5,100,855
YRC Worldwide Inc.[a]	145,032	4,169,670

		362,623,230
TRUCKING & LEASING — 0.20%
Greenbrier Companies Inc. (The)[a,b]	377,241	9,193,363
TAL International Group Inc.[b]	524,756	22,863,619
Textainer Group Holdings Ltd.[b]	328,773	12,638,034

		44,695,016
VENTURE CAPITAL — 0.09%
Fidus Investment Corp.[b]	211,452	3,956,267
GSV Capital Corp.[a,b]	298,196	2,343,821
Hercules Technology Growth Capital Inc.	950,178	13,245,481

		19,545,569
WATER — 0.29%
American States Water Co.	297,664	15,975,627
Artesian Resources Corp. Class A	117,032	2,607,473
California Water Service Group	736,742	14,373,836
Connecticut Water Service Inc.	170,445	4,891,772
Consolidated Water Co. Ltd.[b]	227,946	2,605,423
Middlesex Water Co.	244,172	4,863,906
PICO Holdings Inc.[a]	350,913	7,355,136
SJW Corp.	238,829	6,257,320
York Water Co. (The)	199,588	3,798,160

		62,728,653

TOTAL COMMON STOCKS (Cost: $24,474,918,588)		21,809,219,730

INVESTMENT COMPANIES — 0.01%

CLOSED-END FUNDS — 0.01%
Firsthand Technology Value Fund Inc.[a,b]	132,043	2,622,374

		2,622,374

TOTAL INVESTMENT COMPANIES (Cost: $2,561,393)		2,622,374

189

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2013

Security	Shares	Value

RIGHTS — 0.00%

AUTO PARTS & EQUIPMENT — 0.00%
Federal-Mogul Corp. Class Aa,b	279,528	$47,519

		47,519

TOTAL RIGHTS
(Cost: $0)		47,519

WARRANTS — 0.00%

OIL & GAS — 0.00%
Magnum Hunter Resources Corp. (Expires 10/14/13)[a,b]	144,927	20,290

		20,290

TOTAL WARRANTS
(Cost: $0)		20,290

SHORT-TERM INVESTMENTS — 14.17%

MONEY MARKET FUNDS — 14.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,e,f]	2,875,709,876	2,875,709,876
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,e,f]	201,080,899	201,080,899
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,e]	19,032,819	19,032,819

		3,095,823,594

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,095,823,594)		3,095,823,594

TOTAL INVESTMENTS IN SECURITIES — 113.97%
(Cost: $27,573,303,575)		24,907,733,507
Other Assets, Less Liabilities — (13.97)%		(3,052,491,604)

NET ASSETS — 100.00%		$21,855,241,903

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

190

Schedule of Investments   (Unaudited)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.60%

ADVERTISING — 0.10%
Marin Software Inc.[a]	61,901	$633,866
MDC Partners Inc.	57,529	1,037,823
Millennial Media Inc.[a,b]	238,021	2,073,163
Valuevision Media Inc. Class Aa	230,781	1,179,291

		4,924,143

AEROSPACE & DEFENSE — 0.85%
Astronics Corp.[a]	84,715	3,462,302
Cubic Corp.	9,233	444,107
Erickson Air-Crane Inc.[a]	17,847	335,702
GenCorp Inc.[a,b]	319,122	5,188,924
HEICO Corp.	357,989	18,031,906
Innovative Solutions and Support Inc.	84,874	543,194
Kaman Corp.	118,526	4,096,259
LMI Aerospace Inc.[a]	7,552	141,524
M/A-COM Technology Solutions Holdings Inc.[a]	67,325	982,945
Moog Inc. Class Aa	28,119	1,448,972
National Presto Industries Inc.[b]	2,733	196,858
Teledyne Technologies Inc.[a]	78,386	6,063,157

		40,935,850

AGRICULTURE — 0.20%
Alico Inc.	17,092	685,560
Limoneira Co.	68,578	1,421,622
Tejon Ranch Co.[a]	86,177	2,455,183
Vector Group Ltd.	299,708	4,861,264

		9,423,629

AIRLINES — 0.69%
Allegiant Travel Co.	101,106	10,716,225
Republic Airways Holdings Inc.[a]	172,016	1,948,941
SkyWest Inc.	17,840	241,553
Spirit Airlines Inc.[a]	406,705	12,921,018
US Airways Group Inc.[a,b]	436,321	7,164,391

		32,992,128

APPAREL — 1.34%
Crocs Inc.[a]	513,536	8,473,344
G-III Apparel Group Ltd.[a]	85,927	4,134,807
Iconix Brand Group Inc.[a]	179,617	5,282,536
Oxford Industries Inc.	90,752	5,662,925
Quiksilver Inc.[a]	653,627	4,209,358
R.G. Barry Corp.	4,710	76,491
Steven Madden Ltd.[a]	270,511	13,087,322
True Religion Apparel Inc.	161,723	5,120,150
Weyco Group Inc.	3,175	80,010
Wolverine World Wide Inc.	338,449	18,482,700

		64,609,643

Security	Shares	Value

AUTO MANUFACTURERS — 0.01%
Wabash National Corp.[a,b]	36,950	$376,151

		376,151

AUTO PARTS & EQUIPMENT — 1.09%
Accuride Corp.[a]	253,040	1,280,382
American Axle & Manufacturing Holdings Inc.[a]	314,694	5,862,749
Commercial Vehicle Group Inc.[a]	113,332	845,457
Cooper Tire & Rubber Co.	50,412	1,672,166
Dana Holding Corp.	82,206	1,583,288
Dorman Products Inc.	170,154	7,764,127
Douglas Dynamics Inc.	137,622	1,786,334
Gentherm Inc.[a]	225,465	4,186,885
Standard Motor Products Inc.	95,844	3,291,283
Tenneco Inc.[a,b]	410,324	18,579,471
Titan International Inc.	274,019	4,622,700
Tower International Inc.[a]	42,137	833,891

		52,308,733

BANKS — 0.42%
Bank of the Ozarks Inc.	149,561	6,480,478
Cascade Bancorp[a]	3,966	24,629
Cass Information Systems Inc.	69,475	3,202,797
First Financial Bankshares Inc.	144,421	8,038,473
Home Bancshares Inc.	80,543	2,091,702
Penns Woods Bancorp Inc.	2,113	88,450
SCBT Financial Corp.	5,854	294,983

		20,221,512

BEVERAGES — 0.28%
Boston Beer Co. Inc. (The) Class Aa,b	55,508	9,471,885
Coca-Cola Bottling Co. Consolidated	31,408	1,920,599
Craft Brew Alliance Inc.[a,b]	26,860	221,327
Farmer Bros. Co.[a]	39,886	560,797
National Beverage Corp.	76,490	1,336,280

		13,510,888

BIOTECHNOLOGY — 3.88%
Acorda Therapeutics Inc.[a,b]	273,626	9,026,922
Aegerion Pharmaceuticals Inc.[a,b]	194,390	12,312,663
Alnylam Pharmaceuticals Inc.[a]	369,674	11,463,591
AMAG Pharmaceuticals Inc.[a]	145,528	3,237,998
Arena Pharmaceuticals Inc.[a,b]	1,294,153	9,964,978
ArQule Inc.[a]	377,031	874,712
Astex Pharmaceuticals Inc.[a]	91,882	377,635
Biotime Inc.[a,b]	249,089	986,392
Cambrex Corp.[a]	98,245	1,372,483
Cell Therapeutics Inc.[a]	759,744	797,731
Celldex Therapeutics Inc.[a,b]	510,035	7,961,646
Chelsea Therapeutics International Ltd.[a]	452,502	1,040,755
Coronado Biosciences Inc.[a]	148,779	1,279,499
Curis Inc.[a,b]	411,784	1,313,591
Cytokinetics Inc.[a]	133,495	1,544,537
Dendreon Corp.[a,b]	1,063,047	4,379,754
Dynavax Technologies Corp.[a,b]	1,084,378	1,192,816
Emergent BioSolutions Inc.[a]	32,203	464,367
Epizyme Inc.[a]	39,886	1,121,993
Exact Sciences Corp.[a,b]	432,336	6,013,794

191

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2013

Security	Shares	Value

Exelixis Inc.[a,b]	1,239,786	$5,628,629
Fibrocell Science Inc.	113,718	695,954
Galena Biopharma Inc.[a]	563,017	1,249,898
GTx Inc.[a]	176,916	1,167,646
Halozyme Therapeutics Inc.[a,b]	599,226	4,757,855
Harvard Bioscience Inc.[a]	12,600	59,598
ImmunoGen Inc.[a,b]	436,782	7,246,213
Immunomedics Inc.[a,b]	466,797	2,539,376
Insmed Inc.[a]	190,547	2,278,942
Intercept Pharmaceuticals Inc.[a]	42,354	1,899,153
InterMune Inc.[a,b]	511,457	4,920,216
Kythera Biopharmaceuticals Inc.[a,b]	68,781	1,860,526
Lexicon Pharmaceuticals Inc.[a,b]	1,426,003	3,094,427
Ligand Pharmaceuticals Inc. Class Ba,b	120,165	4,496,574
Medicines Co. (The)[a]	377,691	11,617,775
MEI Pharma Inc.[a]	64,802	462,038
Merrimack Pharmaceuticals Inc.[a,b]	612,918	4,124,938
Momenta Pharmaceuticals Inc.[a]	266,255	4,009,800
Nanosphere Inc.[a]	283,259	869,605
NeoGenomics Inc.[a]	221,815	882,824
NewLink Genetics Corp.[a,b]	113,894	2,245,990
Novavax Inc.[a,b]	910,665	1,866,863
NPS Pharmaceuticals Inc.[a,b]	435,170	6,571,067
Omeros Corp.[a,b]	201,094	1,013,514
OncoGenex Pharmaceutical Inc.[a]	98,952	969,730
OvaScience Inc.[a]	60,485	830,459
PDL BioPharma Inc.[a]	944,304	7,290,027
Peregrine Pharmaceuticals Inc.[a]	924,846	1,193,051
Puma Biotechnology Inc.[a]	149,391	6,628,479
Repligen Corp.[a,b]	212,092	1,747,638
Sangamo BioSciences Inc.[a,b]	362,536	2,831,406
Sequenom Inc.[a,b]	776,720	3,269,991
Stemline Therapeutics Inc.[a]	61,704	1,471,023
Sunesis Pharmaceuticals Inc.[a,b]	218,237	1,137,015
Trius Therapeutics Inc.[a,b]	251,090	2,038,851
Verastem Inc.[a]	97,341	1,351,093
Vical Inc.[a,b]	467,803	1,464,223
XOMA Corp.[a]	370,838	1,346,142
ZIOPHARM Oncology Inc.[a,b]	452,814	950,909

		186,807,315

BUILDING MATERIALS — 1.49%
AAON Inc.	126,215	4,175,192
Apogee Enterprises Inc.	138,029	3,312,696
Boise Cascade Co.[a]	91,256	2,318,815
Builders FirstSource Inc.[a]	301,275	1,801,625
Comfort Systems USA Inc.	64,735	965,846
Drew Industries Inc.	154,535	6,076,316
Headwaters Inc.[a]	492,973	4,357,881
Louisiana-Pacific Corp.[a]	680,582	10,065,808
NCI Building Systems Inc.[a]	117,287	1,793,318
Nortek Inc.[a]	60,732	3,912,963
Patrick Industries Inc.[a]	44,971	934,947
PGT Inc.[a]	223,766	1,940,051
Ply Gem Holdings Inc.[a]	95,329	1,912,300
Simpson Manufacturing Co. Inc.	22,415	659,449
Texas Industries Inc.[a]	136,793	8,910,696
Trex Co. Inc.[a,b]	115,915	5,504,803
US Concrete Inc.[a]	90,752	1,490,148
USG Corp.[a]	509,787	11,750,591

		71,883,445

Security	Shares	Value

CHEMICALS — 2.14%
Aceto Corp.	36,950	$514,713
American Pacific Corp.[a]	39,859	1,130,003
American Vanguard Corp.	193,070	4,523,630
Balchem Corp.	200,173	8,957,742
Chemtura Corp.[a]	663,104	13,461,011
Ferro Corp.[a]	488,616	3,395,881
H.B. Fuller Co.	339,360	12,831,202
Hawkins Inc.[a]	63,532	2,502,525
Innophos Holdings Inc.	148,098	6,985,783
Innospec Inc.	149,954	6,025,152
KMG Chemicals Inc.	44,998	949,458
Landec Corp.[a]	174,898	2,310,403
Oil-Dri Corp. of America	8,200	225,254
Olin Corp.	360,176	8,615,410
OM Group Inc.[a]	14,018	433,437
OMNOVA Solutions Inc.[a]	317,416	2,542,502
Penford Corp.[a]	10,564	141,452
PolyOne Corp.	670,248	16,608,745
Quaker Chemical Corp.	21,714	1,346,485
Rentech Inc.	1,089,292	2,287,513
Stepan Co.	75,789	4,214,626
Taminco Corp.[a]	94,466	1,926,162
Zep Inc.	57,577	911,444

		102,840,533

COAL — 0.03%
Walter Energy Inc.	147,719	1,536,278

		1,536,278

COMMERCIAL SERVICES — 8.23%
Acacia Research Corp.	95,228	2,128,346
Accretive Health Inc.[a,b]	396,611	4,287,365
Advisory Board Co. (The)[a,b]	239,456	13,086,270
American Public Education Inc.[a]	118,749	4,412,713
AMN Healthcare Services Inc.[a]	310,536	4,446,876
Arbitron Inc.	181,145	8,414,185
Ascent Media Corp. Class Aa	12,393	967,522
Barrett Business Services Inc.	47,514	2,480,706
Bright Horizons Family Solutions Inc.[a]	79,944	2,774,856
Brink’s Co. (The)	229,346	5,850,617
Capella Education Co.[a]	74,547	3,104,883
Cardtronics Inc.[a]	302,579	8,351,180
Carriage Services Inc.	105,968	1,796,158
Cenveo Inc.[a]	183,172	390,156
Chemed Corp.	127,268	9,218,021
Corporate Executive Board Co. (The)	226,722	14,333,365
CorVel Corp.[a]	76,951	2,252,356
CoStar Group Inc.[a]	192,514	24,847,782
Deluxe Corp.	223,004	7,727,089
Education Management Corp.[a]	162,905	915,526
Electro Rent Corp.	65,476	1,099,342
Euronet Worldwide Inc.[a]	336,221	10,712,001
EVERTEC Inc.[a]	199,019	4,372,447
ExamWorks Group Inc.[a,b]	204,118	4,333,425
ExlService Holdings Inc.[a]	220,089	6,505,831
Forrester Research Inc.	84,695	3,107,460
Franklin Covey Co.[a]	41,914	564,162
Grand Canyon Education Inc.[a]	306,259	9,870,728
Great Lakes Dredge & Dock Corp.	36,053	281,935

192

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2013

Security	Shares	Value

H&E Equipment Services Inc.	200,346	$4,221,290
Hackett Group Inc. (The)	52,905	274,577
Healthcare Services Group Inc.	461,536	11,316,863
Heartland Payment Systems Inc.	245,053	9,128,224
HMS Holdings Corp.[a,b]	591,584	13,783,907
Huron Consulting Group Inc.[a]	20,722	958,185
Insperity Inc.	151,484	4,589,965
ITT Educational Services Inc.[a]	157,582	3,845,001
JTH Holding Inc. Class Aa	28,113	456,836
K12 Inc.[a,b]	183,220	4,813,189
Kforce Inc.	166,182	2,426,257
Landauer Inc.	64,254	3,104,111
LifeLock Inc.[a,b]	409,302	4,792,926
Lincoln Educational Services Corp.	49,535	261,049
Mac-Gray Corp.	9,633	136,789
Matthews International Corp. Class A	81,935	3,088,950
MAXIMUS Inc.	230,382	17,158,851
McGrath RentCorp	82,070	2,803,511
Medifast Inc.[a,b]	93,146	2,399,441
MoneyGram International Inc.[a]	35,958	814,449
Monro Muffler Brake Inc.	210,903	10,133,889
Multi-Color Corp.	50,253	1,524,676
National Research Corp. Class Aa	26,085	469,530
Odyssey Marine Exploration Inc.[a,b]	494,768	1,464,513
On Assignment Inc.[a]	308,467	8,242,238
PAREXEL International Corp.[a]	383,461	17,616,198
Pendrell Corp.[a]	160,575	420,707
Performant Financial Corp.[a]	150,688	1,746,474
Providence Service Corp. (The)[a]	71,533	2,080,895
RPX Corp.[a]	30,375	510,300
ServiceSource International Inc.[a,b]	411,940	3,839,281
Sotheby’s	460,571	17,460,247
Standard Parking Corp.[a]	67,359	1,445,524
Steiner Leisure Ltd.[a]	31,171	1,647,699
Stewart Enterprises Inc. Class A	442,778	5,795,964
Strayer Education Inc.[a]	72,921	3,560,732
Team Health Holdings Inc.[a]	463,317	19,028,429
Team Inc.[a]	138,872	5,256,305
TeleTech Holdings Inc.[a]	87,325	2,046,025
TMS International Corp. Class A	44,304	657,028
Tree.com Inc.	25,321	434,002
TrueBlue Inc.[a]	274,449	5,777,151
VistaPrint NVa,b	220,190	10,870,780
WEX Inc.[a]	261,708	20,073,004
Xoom Corp.[a]	49,329	1,130,621

		396,239,886

COMPUTERS — 2.09%
Acorn Energy Inc.[a]	122,027	1,029,908
Carbonite Inc.[a]	83,317	1,032,298
Computer Task Group Inc.	104,417	2,398,459
Cray Inc.[a]	136,847	2,687,675
Datalink Corp.[a]	106,307	1,131,106
Digimarc Corp.	42,286	878,280
Electronics For Imaging Inc.[a]	168,153	4,757,048
FleetMatics Group PLC[a]	110,244	3,663,408
Fusion-io Inc.[a]	359,580	5,120,419
iGATE Corp.[a]	234,929	3,857,534
Immersion Corp.[a]	175,381	2,323,798
j2 Global Inc.	309,808	13,169,938
Keyw Holding Corp. (The)[a,b]	83,208	1,102,506
LivePerson Inc.[a]	371,516	3,326,926

Security	Shares	Value

Manhattan Associates Inc.[a]	131,278	$10,129,410
Maxwell Technologies Inc.[a,b]	196,844	1,407,435
Mitek Systems Inc.[a]	149,913	866,497
MTS Systems Corp.	106,635	6,035,541
NetScout Systems Inc.[a]	244,176	5,699,068
Qualys Inc.[a]	100,469	1,619,560
RealD Inc.[a,b]	233,101	3,240,104
Silicon Graphics International Corp.[a]	228,137	3,052,473
Silver Spring Networks Inc.[a]	39,947	996,278
Synaptics Inc.[a]	219,121	8,449,306
Syntel Inc.	104,119	6,545,962
Uni-Pixel Inc.[a]	68,175	1,002,854
Unisys Corp.[a,b]	14,881	328,424
Virtusa Corp.[a]	137,920	3,056,307
Vocera Communications Inc.[a,b]	120,314	1,768,616

		100,677,138

COSMETICS & PERSONAL CARE — 0.19%
Elizabeth Arden Inc.[a]	146,609	6,607,667
Inter Parfums Inc.	77,340	2,205,737
Revlon Inc. Class Aa	25,161	555,052

		9,368,456

DISTRIBUTION & WHOLESALE — 1.25%
Beacon Roofing Supply Inc.[a,b]	328,373	12,438,769
BlueLinx Holdings Inc.[a,b]	227,866	489,912
Core-Mark Holding Co. Inc.	10,523	668,210
Houston Wire & Cable Co.	38,778	536,687
MWI Veterinary Supply Inc.[a]	86,347	10,641,404
Owens & Minor Inc.	90,555	3,063,476
Pool Corp.	314,226	16,468,585
Rentrak Corp.[a]	66,312	1,330,882
Watsco Inc.	173,232	14,544,559

		60,182,484

DIVERSIFIED FINANCIAL SERVICES — 3.05%
Aircastle Ltd.	188,400	3,012,516
BGC Partners Inc. Class A	857,003	5,047,748
Blackhawk Network Holdings Inc.[a]	77,557	1,799,322
Cohen & Steers Inc.	126,933	4,313,183
Consumer Portfolio Services Inc.[a]	65,286	479,199
Credit Acceptance Corp.[a]	47,930	5,035,047
Diamond Hill Investment Group Inc.	19,094	1,623,945
Ellie Mae Inc.[a]	177,481	4,096,261
Encore Capital Group Inc.[a,b]	122,938	4,070,477
Evercore Partners Inc. Class A	213,269	8,377,206
Financial Engines Inc.	329,883	15,039,366
FXCM Inc. Class A	246,739	4,048,987
GAMCO Investors Inc. Class A	40,641	2,251,918
Greenhill & Co. Inc.	190,127	8,696,409
Hannon Armstrong Sustainable Infrastructure Capital Inc.[a]	99,399	1,180,860
Higher One Holdings Inc.[a]	211,536	2,462,279
INTL FCStone Inc.[a]	29,921	522,121
Ladenburg Thalmann Financial Services Inc.[a]	694,602	1,146,093
MarketAxess Holdings Inc.	252,986	11,827,096
Netspend Holdings Inc.[a]	237,035	3,785,449
Outerwall Inc.	189,697	11,129,523
Portfolio Recovery Associates Inc.[a]	114,023	17,517,353
Pzena Investment Management Inc. Class A	76,565	499,204
Regional Management Corp.[a,b]	18,457	461,425

193

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2013

Security	Shares	Value

Teton Advisors Inc. Class B	263	$5,260
Virtus Investment Partners Inc.[a]	39,077	6,888,103
WageWorks Inc.[a]	168,339	5,799,279
Westwood Holdings Group Inc.	47,141	2,023,292
WisdomTree Investments Inc.[a]	677,605	7,839,890
World Acceptance Corp.[a,b]	62,703	5,451,399
ZAIS Financial Corp.	34,644	629,481

		147,059,691

ELECTRIC — 0.06%
EnerNOC Inc.[a]	61,288	812,679
Pike Electric Corp.	95,015	1,168,685
UNS Energy Corp.	17,336	775,439

		2,756,803

ELECTRICAL COMPONENTS & EQUIPMENT — 1.92%
Acuity Brands Inc.	288,937	21,820,522
Advanced Energy Industries Inc.[a]	248,388	4,324,435
Belden Inc.	263,137	13,138,430
Capstone Turbine Corp.[a,b]	2,054,367	2,403,609
Coleman Cable Inc.	57,888	1,045,457
Encore Wire Corp.	17,282	589,316
EnerSys Inc.	106,137	5,204,959
Generac Holdings Inc.	347,682	12,867,711
General Cable Corp.	25,167	773,885
Graham Corp.	67,467	2,026,034
Insteel Industries Inc.	113,894	1,995,423
Littelfuse Inc.	134,650	10,046,237
PowerSecure International Inc.[a]	127,894	1,922,247
Revolution Lighting Technologies Inc.[a]	187,672	750,688
SunPower Corp.[a,b]	278,072	5,756,090
Universal Display Corp.[a,b]	271,307	7,626,440

		92,291,483

ELECTRONICS — 1.91%
American Science and Engineering Inc.	8,688	486,528
Analogic Corp.	36,984	2,693,545
Badger Meter Inc.	96,880	4,316,004
Coherent Inc.	139,396	7,676,538
ESCO Technologies Inc.	50,636	1,639,594
FARO Technologies Inc.[a]	104,908	3,547,988
FEI Co.	260,164	18,989,370
Fluidigm Corp.[a,b]	172,096	3,004,796
InvenSense Inc.[a,b]	382,871	5,888,556
Measurement Specialties Inc.[a]	91,541	4,259,403
Mesa Laboratories Inc.	17,860	966,762
Methode Electronics Inc.	140,240	2,385,482
NVE Corp.[a,b]	32,796	1,535,509
OSI Systems Inc.[a]	124,529	8,022,158
Rofin-Sinar Technologies Inc.[a]	13,347	332,874
Rogers Corp.[a]	44,443	2,103,043
Stoneridge Inc.[a]	162,001	1,885,692
Taser International Inc.[a]	345,424	2,943,012
Watts Water Technologies Inc. Class A	14,427	654,120
Woodward Inc.	463,794	18,551,760

		91,882,734

ENERGY — ALTERNATE SOURCES — 0.32%
Amyris Inc.[a]	176,794	510,935

Security	Shares	Value

Clean Energy Fuels Corp.[a,b]	459,457	$6,064,832
Enphase Energy Inc.[a,b]	107,654	832,165
FuelCell Energy Inc.[a,b]	1,070,421	1,359,435
FutureFuel Corp.	35,332	500,655
KiOR Inc. Class Aa,b	296,007	1,690,200
Renewable Energy Group Inc.[a,b]	29,532	420,240
REX American Resources Corp.[a]	3,426	98,566
Solazyme Inc.[a,b]	322,542	3,780,192

		15,257,220

ENGINEERING & CONSTRUCTION — 0.49%
Aegion Corp.[a]	30,872	694,929
Dycom Industries Inc.[a]	82,737	1,914,534
Exponent Inc.	88,937	5,257,066
MasTec Inc.[a,b]	400,729	13,183,984
Mistras Group Inc.[a]	107,214	1,884,822
National Technical Systems Inc.[a]	39,452	551,933
Sterling Construction Co. Inc.[a]	11,796	106,872

		23,594,140

ENTERTAINMENT — 0.97%
Carmike Cinemas Inc.[a]	33,815	654,658
Churchill Downs Inc.	92,739	7,312,470
Multimedia Games Holding Co. Inc.[a]	194,722	5,076,403
National CineMedia Inc.	114,344	1,931,270
Pinnacle Entertainment Inc.[a]	364,659	7,172,843
Scientific Games Corp. Class Aa	240,891	2,710,024
SHFL Entertainment Inc.[a]	381,426	6,755,054
Vail Resorts Inc.	242,216	14,901,128

		46,513,850

ENVIRONMENTAL CONTROL — 0.62%
ADA-ES Inc.[a]	67,883	2,859,232
Calgon Carbon Corp.[a]	364,869	6,086,015
Casella Waste Systems Inc. Class Aa	236,124	1,017,694
CECO Environmental Corp.	57,086	702,158
Darling International Inc.[a]	213,662	3,986,933
Energy Recovery Inc.[a]	128,738	531,688
Heritage-Crystal Clean Inc.[a,b]	54,591	797,574
Met-Pro Corp.	5,847	78,584
Mine Safety Appliances Co.	190,943	8,888,397
Nuverra Environmental Solutions Inc.[a,b]	50,988	147,865
Pure Cycle Corp.[a]	116,139	649,217
Tetra Tech Inc.[a]	33,720	792,757
US Ecology Inc.	124,181	3,407,527

		29,945,641

FOOD — 2.61%
Annie’s Inc.[a,b]	92,350	3,947,039
Arden Group Inc. Class A	7,926	874,951
B&G Foods Inc. Class A	356,546	12,140,391
Boulder Brands Inc.[a]	380,102	4,580,229
Cal-Maine Foods Inc.	85,619	3,982,140
Calavo Growers Inc.	82,473	2,242,441
Chefs’ Warehouse Inc. (The)[a,b]	94,378	1,623,302
Fairway Group Holdings Corp.[a]	43,939	1,062,006
Hain Celestial Group Inc.[a,b]	259,036	16,829,569
Harris Teeter Supermarkets Inc.	38,030	1,782,086
Inventure Foods Inc.[a]	94,818	792,678

194

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2013

Security	Shares	Value

J&J Snack Foods Corp.	100,781	$7,840,762
Lancaster Colony Corp.	124,854	9,737,363
Lifeway Foods Inc.	31,851	552,933
Pilgrim’s Pride Corp.[a]	408,780	6,107,173
Sanderson Farms Inc.	155,243	10,311,240
Seaboard Corp.	169	457,652
Snyders-Lance Inc.	48,418	1,375,555
SUPERVALU Inc.	1,016,000	6,319,520
Tootsie Roll Industries Inc.	123,733	3,932,235
TreeHouse Foods Inc.[a]	159,390	10,446,421
United Natural Foods Inc.[a]	332,636	17,959,018
Village Super Market Inc. Class A	27,805	920,067

		125,816,771

FOREST PRODUCTS & PAPER — 0.85%
Clearwater Paper Corp.[a]	117,723	5,540,044
Deltic Timber Corp.	75,123	4,343,612
KapStone Paper and Packaging Corp.	275,421	11,066,416
Neenah Paper Inc.	11,312	359,382
Orchids Paper Products Co.	35,162	923,003
P.H. Glatfelter Co.	258,227	6,481,498
Schweitzer-Mauduit International Inc.	153,014	7,632,338
Wausau Paper Corp.	316,251	3,605,261
Xerium Technologies Inc.[a]	73,592	749,167

		40,700,721

GAS — 0.05%
South Jersey Industries Inc.	40,309	2,314,140

		2,314,140

HAND & MACHINE TOOLS — 0.21%
Franklin Electric Co. Inc.	303,212	10,203,084

		10,203,084

HEALTH CARE — PRODUCTS — 5.28%
Abaxis Inc.	149,084	7,082,981
ABIOMED Inc.[a,b]	261,278	5,633,154
Accelerate Diagnostics Inc.[a]	70,085	569,090
Accuray Inc.[a,b]	503,847	2,892,082
ArthroCare Corp.[a]	155,781	5,379,118
AtriCure Inc.[a,b]	141,191	1,341,315
Atrion Corp.	10,551	2,307,609
Biolase Inc.[a]	195,877	701,240
Cantel Medical Corp.	147,397	4,992,336
Cardiovascular Systems Inc.[a,b]	141,103	2,991,384
Cepheid Inc.[a,b]	452,644	15,580,007
Cerus Corp.[a,b]	470,251	2,078,509
Chindex International Inc.[a]	17,573	285,034
CryoLife Inc.	14,820	92,773
Cyberonics Inc.[a,b]	186,409	9,685,812
Cynosure Inc. Class Aa	44,436	1,154,447
DexCom Inc.[a]	476,880	10,705,956
Endologix Inc.[a]	423,594	5,625,328
Exactech Inc.[a]	12,413	245,157
Female Health Co. (The)[b]	146,629	1,445,762
GenMark Diagnostics Inc.[a]	196,388	2,030,652
Genomic Health Inc.[a,b]	112,841	3,578,188
Globus Medical Inc. Class Aa,b	368,458	6,212,202
Haemonetics Corp.[a]	344,527	14,246,192

Security	Shares	Value

Hanger Inc.[a]	101,251	$3,202,569
HeartWare International Inc.[a]	110,258	10,486,638
ICU Medical Inc.[a]	79,223	5,708,809
Insulet Corp.[a,b]	360,423	11,320,886
Integra LifeSciences Holdings Corp.[a]	73,389	2,688,239
Luminex Corp.[a]	251,939	5,192,463
MAKO Surgical Corp.[a,b]	283,672	3,418,248
Masimo Corp.	328,565	6,965,578
Medical Action Industries Inc.[a]	39,056	300,731
Merge Healthcare Inc.[a,b]	440,435	1,585,566
Meridian Bioscience Inc.	279,704	6,013,636
MiMedx Group Inc.[a]	568,015	4,010,186
Natus Medical Inc.[a]	120,320	1,642,368
Navidea Biopharmaceuticals Inc.[a],b	686,477	1,832,894
NuVasive Inc.[a]	63,844	1,582,693
NxStage Medical Inc.[a]	402,940	5,753,983
PhotoMedex Inc.[a,b]	29,704	473,482
Quidel Corp.[a,b]	189,419	4,835,867
Rochester Medical Corp.[a]	73,159	1,077,632
Rockwell Medical Technologies Inc.[a,b]	42,628	153,887
Spectranetics Corp.[a]	272,170	5,084,136
Staar Surgical Co.[a]	231,259	2,347,279
Steris Corp.	397,597	17,048,959
SurModics Inc.[a]	97,811	1,957,198
TearLab Corp.[a]	172,436	1,831,270
Thoratec Corp.[a]	386,704	12,107,702
Unilife Corp.[a,b]	615,359	1,950,688
Utah Medical Products Inc.	22,333	1,212,682
Vascular Solutions Inc.[a,b]	111,352	1,637,988
Volcano Corp.[a,b]	367,886	6,669,773
West Pharmaceutical Services Inc.	233,270	16,389,550
Zeltiq Aesthetics Inc.[a]	119,237	761,924

		254,101,832

HEALTH CARE — SERVICES — 2.03%
Acadia Healthcare Co. Inc.[a,b]	238,898	7,900,357
Addus HomeCare Corp.[a]	4,012	79,197
Air Methods Corp.	262,260	8,885,369
Alliance HealthCare Services Inc.[a]	13,202	206,479
AmSurg Corp.[a]	63,008	2,211,581
Bio-Reference Laboratories Inc.[a,b]	164,946	4,742,197
Capital Senior Living Corp.[a]	193,232	4,618,245
Centene Corp.[a]	367,389	19,273,227
Emeritus Corp.[a]	271,859	6,301,691
Ensign Group Inc. (The)	124,576	4,387,567
Gentiva Health Services Inc.[a]	211,201	2,103,562
HealthSouth Corp.[a]	492,435	14,182,128
Healthways Inc.[a]	151,321	2,629,959
IPC The Hospitalist Co. Inc.[a,b]	113,085	5,808,045
Molina Healthcare Inc.[a]	191,146	7,106,808
Skilled Healthcare Group Inc. Class Aa,b	124,248	829,977
Triple-S Management Corp. Class Ba	8,946	192,071
U.S. Physical Therapy Inc.	81,406	2,250,062
Vanguard Health Systems Inc.[a]	197,384	4,093,744

		97,802,266

HOLDING COMPANIES — DIVERSIFIED — 0.12%
Horizon Pharma Inc.[a,b]	179,343	441,184
Main Street Capital Corp.	15,243	422,079
Primoris Services Corp.	237,980	4,692,965

		5,556,228

195

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2013

Security	Shares	Value

HOME BUILDERS — 1.00%
Beazer Homes USA Inc.[a]	94,947	$1,663,471
Cavco Industries Inc.[a]	42,259	2,131,967
Hovnanian Enterprises Inc. Class Aa	540,614	3,032,845
KB Home	563,542	11,062,329
M.D.C. Holdings Inc.	53,226	1,730,377
M/I Homes Inc.[a]	45,977	1,055,632
Meritage Homes Corp.[a]	201,161	8,722,341
Ryland Group Inc. (The)	311,105	12,475,310
TRI Pointe Homes Inc.[a]	5,282	87,576
William Lyon Homes Class Aa	92,793	2,339,312
Winnebago Industries Inc.[a]	189,298	3,973,365

		48,274,525
HOME FURNISHINGS — 0.67%
American Woodmark Corp.[a]	67,000	2,324,900
Daktronics Inc.	51,499	528,380
DTS Inc.[a]	123,188	2,535,209
Ethan Allen Interiors Inc.	143,822	4,142,074
iRobot Corp.[a,b]	190,635	7,581,554
La-Z-Boy Inc.	91,815	1,861,090
Select Comfort Corp.[a]	352,849	8,842,396
TiVo Inc.[a]	397,052	4,387,424
Universal Electronics Inc.[a]	9,907	278,684

		32,481,711
HOUSEHOLD PRODUCTS & WARES — 0.71%
A.T. Cross Co. Class Aa	59,862	1,014,661
American Greetings Corp. Class A	11,617	211,662
Blyth Inc.[b]	62,750	875,990
Central Garden & Pet Co. Class Aa	35,291	243,508
Prestige Brands Holdings Inc.[a]	344,997	10,053,212
Spectrum Brands Holdings Inc.	145,038	8,248,311
Tumi Holdings Inc.[a,b]	322,955	7,750,920
WD-40 Co.	104,336	5,684,225

		34,082,489
HOUSEWARES — 0.09%
EveryWare Global Inc.	65,953	800,669
Libbey Inc.[a]	141,634	3,394,967

		4,195,636
INSURANCE — 0.79%
Ambac Financial Group Inc.[a]	62,832	1,497,287
American Equity Investment Life Holding Co.	32,816	515,211
American Safety Insurance Holdings Ltd.[a]	4,916	142,318
AmTrust Financial Services Inc.[b]	153,468	5,478,808
Argo Group International Holdings Ltd.	61,234	2,595,709
Crawford & Co. Class B	65,517	368,206
Eastern Insurance Holdings Inc.	8,069	151,294
eHealth Inc.[a]	131,314	2,983,454
Employers Holdings Inc.	100,663	2,461,210
Enstar Group Ltd.[a]	22,618	3,007,742
Greenlight Capital Re Ltd. Class Aa	46,420	1,138,683
Hallmark Financial Services Inc.[a]	6,818	62,317
HCI Group Inc.	62,628	1,923,932
Health Insurance Innovations Inc.[a]	31,089	327,056
Infinity Property and Casualty Corp.	38,240	2,285,222

Security	Shares	Value

Maiden Holdings Ltd.	43,695	$490,258
Meadowbrook Insurance Group Inc.	19,178	153,999
MGIC Investment Corp.[a]	1,202,850	7,301,300
National Interstate Corp.	12,223	357,523
Radian Group Inc.	318,320	3,698,878
Tower Group International Ltd.	29,051	595,836
United Fire Group Inc.	11,516	285,942
Universal Insurance Holdings Inc.	15,855	112,253

		37,934,438
INTERNET — 4.54%
1-800-FLOWERS.COM Inc.[a]	134,754	834,127
Angie’s List Inc.[a,b]	160,995	4,274,417
Bazaarvoice Inc.[a,b]	179,922	1,694,865
Blucora Inc.[a]	174,464	3,234,563
Blue Nile Inc.[a]	83,594	3,158,181
Brightcove Inc.[a,b]	189,691	1,661,693
BroadSoft Inc.[a,b]	189,128	5,219,933
ChannelAdvisor Corp.[a]	40,417	635,759
Cogent Communications Group Inc.	318,435	8,963,945
comScore Inc.[a]	240,790	5,872,868
Constant Contact Inc.[a,b]	207,144	3,328,804
Dealertrack Technologies Inc.[a]	261,082	9,250,135
Dice Holdings Inc.[a,b]	273,850	2,522,159
eGain Communications Corp.[a]	88,168	848,176
ePlus Inc.	1,618	96,902
ExactTarget Inc.[a]	288,697	9,734,863
Global Eagle Entertainment Inc.[a]	144,814	1,456,829
Global Sources Ltd.[a]	15,690	105,280
HealthStream Inc.[a]	135,807	3,438,633
ICG Group Inc.[a]	16,405	187,017
Lionbridge Technologies Inc.[a]	367,994	1,067,183
Liquidity Services Inc.[a,b]	167,897	5,820,989
magicJack VocalTec Ltd.[a,b]	84,220	1,195,082
Marketo Inc.[a]	47,006	1,169,039
Move Inc.[a]	268,940	3,447,811
NET Element International Inc.	15,114	78,442
NIC Inc.	437,482	7,231,578
NutriSystem Inc.	193,110	2,274,836
OpenTable Inc.[a]	153,678	9,827,708
Orbitz Worldwide Inc.[a,b]	161,941	1,300,386
Overstock.com Inc.[a,b]	75,430	2,127,126
PCTEL Inc.	17,928	152,029
Perficient Inc.[a]	29,593	394,771
ReachLocal Inc.[a,b]	70,112	859,573
Reis Inc.[a]	56,216	1,039,434
Responsys Inc.[a]	229,393	3,282,614
Sapient Corp.[a]	744,368	9,721,446
Shutterfly Inc.[a,b]	256,132	14,289,604
Shutterstock Inc.[a]	34,455	1,921,900
Sourcefire Inc.[a,b]	210,107	11,671,444
Spark Networks Inc.[a]	118,566	1,001,883
SPS Commerce Inc.[a]	101,271	5,569,905
Stamps.com Inc.[a]	88,067	3,468,959
Support.com Inc.[a]	339,014	1,549,294
Towerstream Corp.[a]	343,941	877,050
Travelzoo Inc.[a]	53,490	1,458,137
Trulia Inc.[a,b]	161,723	5,027,968
Unwired Planet Inc.[a]	404,855	789,467
ValueClick Inc.[a]	514,081	12,687,519
Vasco Data Security International Inc.[a,b]	80,557	669,429
VirnetX Holding Corp.[a,b]	284,688	5,690,913

196

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2013

Security	Shares	Value

Vitacost.com Inc.[a,b]	148,261	$1,252,806
Vocus Inc.[a]	11,407	120,002
Web.com Group Inc.[a,b]	282,762	7,238,707
WebMD Health Corp.[a]	236,730	6,952,760
XO Group Inc.[a]	180,616	2,022,899
Yelp Inc.[a,b]	200,772	6,980,842
Zillow Inc. Class Aa,b	140,490	7,909,587
Zix Corp.[a,b]	417,360	1,765,433

		218,425,704
IRON & STEEL — 0.00%
Schnitzer Steel Industries Inc. Class A	9,369	219,047

		219,047
LEISURE TIME — 0.78%
Arctic Cat Inc.	88,910	3,999,172
Brunswick Corp.	577,204	18,441,668
Interval Leisure Group Inc.	265,582	5,290,394
Life Time Fitness Inc.[a,b]	153,028	7,668,233
Marine Products Corp.	70,921	568,786
Nautilus Inc.[a]	209,271	1,818,565

		37,786,818
LODGING — 0.28%
Ameristar Casinos Inc.	192,826	5,069,396
Boyd Gaming Corp.[a]	381,585	4,311,910
Caesars Entertainment Corp.[a,b]	221,630	3,036,331
Monarch Casino & Resort Inc.[a]	31,103	524,397
Morgans Hotel Group Co.[a]	73,832	595,086

		13,537,120
MACHINERY — 2.17%
Albany International Corp. Class A	28,662	945,273
Altra Holdings Inc.	182,119	4,986,418
Applied Industrial Technologies Inc.	261,505	12,638,537
Chart Industries Inc.[a,b]	204,507	19,242,064
Cognex Corp.	293,095	13,253,756
Columbus McKinnon Corp.[a]	18,812	401,072
DXP Enterprises Inc.[a]	63,912	4,256,539
ExOne Co. (The)[a,b]	35,359	2,182,357
Flow International Corp.[a]	59,114	218,131
Gorman-Rupp Co. (The)	72,722	2,315,469
Hyster-Yale Materials Handling Inc.	71,022	4,459,471
Intermec Inc.[a]	407,951	4,010,158
Lindsay Corp.	86,709	6,501,441
Manitex International Inc.[a]	82,941	908,204
Middleby Corp. (The)[a]	126,771	21,562,479
Power Solutions International Inc.[a]	13,005	436,838
Tennant Co.	124,120	5,991,272

		104,309,479
MANUFACTURING — 2.32%
AZZ Inc.	171,819	6,625,341
Blount International Inc.[a]	331,999	3,924,228
Chase Corp.	13,814	308,881
CLARCOR Inc.	335,131	17,497,189
EnPro Industries Inc.[a]	69,576	3,531,678
Federal Signal Corp.[a]	421,139	3,684,966

Security	Shares	Value

GP Strategies Corp.[a]	99,020	$2,358,656
Handy & Harman Ltd.[a]	32,818	586,786
Hillenbrand Inc.	370,702	8,789,344
John Bean Technologies Corp.	195,124	4,099,555
Koppers Holdings Inc.	139,742	5,335,350
LSB Industries Inc.[a]	70,677	2,149,288
Movado Group Inc.	6,792	229,773
Myers Industries Inc.	25,289	379,588
Park-Ohio Holdings Corp.[a]	57,973	1,911,950
Polypore International Inc.[a]	314,653	12,680,516
Proto Labs Inc.[a,b]	115,120	7,479,346
Raven Industries Inc.	245,269	7,353,165
Smith & Wesson Holding Corp.[a,b]	432,772	4,319,065
Standex International Corp.	16,791	885,725
Sturm, Ruger & Co. Inc.[b]	130,319	6,260,525
Tredegar Corp.	60,935	1,566,029
TriMas Corp.[a]	267,752	9,981,795

		111,938,739
MEDIA — 0.71%
Beasley Broadcast Group Inc. Class A	2,899	24,294
Belo Corp. Class A	230,284	3,212,462
Crown Media Holdings Inc. Class Aa	49,315	121,808
Cumulus Media Inc. Class Aa	394,143	1,336,145
Entravision Communications Corp. Class A	371,925	2,287,339
Fisher Communications Inc.	59,805	2,456,789
Gray Television Inc.[a]	22,726	163,627
Hemisphere Media Group Inc.[a]	58,038	795,120
Lin TV Corp. Class Aa	118,783	1,817,380
McClatchy Co. (The) Class Aa	327,953	747,733
Nexstar Broadcasting Group Inc.	198,033	7,022,250
Saga Communications Inc. Class A	9,091	417,368
Sinclair Broadcast Group Inc. Class A	461,502	13,558,929
World Wrestling Entertainment Inc. Class A	20,177	208,025

		34,169,269
METAL FABRICATE & HARDWARE — 0.97%
CIRCOR International Inc.	6,867	349,255
Furmanite Corp.[a]	157,132	1,051,213
Global Brass & Copper Holdings Inc.[a]	12,108	160,310
Mueller Industries Inc.	189,650	9,564,049
Mueller Water Products Inc. Class A	1,064,902	7,358,473
Olympic Steel Inc.	15,772	386,414
Omega Flex Inc.	19,148	284,731
RBC Bearings Inc.[a]	155,087	8,056,770
Rexnord Corp.[a]	204,321	3,442,809
Sun Hydraulics Corp.	144,767	4,528,312
Worthington Industries Inc.	356,621	11,308,452

		46,490,788
MINING — 0.36%
AMCOL International Corp.	72,112	2,285,229
Coeur Mining Inc.[a]	256,677	3,413,804
Globe Specialty Metals Inc.	24,351	264,695
Gold Resource Corp.[b]	223,698	1,948,410
Hecla Mining Co.	321,032	956,675
Materion Corp.	72,867	1,973,967
Midway Gold Corp.[a]	678,177	639,521
Paramount Gold and Silver Corp.[a,b]	930,033	1,106,739
United States Lime & Minerals Inc.[a]	12,304	642,884

197

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2013

Security	Shares	Value

Ur-Energy Inc.	164,550	$220,497
Uranium Energy Corp.[a,b]	576,682	1,032,261
US Silica Holdings Inc.[b]	144,651	3,005,848

		17,490,530
OFFICE FURNISHINGS — 0.66%
Herman Miller Inc.	395,393	10,703,289
HNI Corp.	290,071	10,462,861
Interface Inc.	400,166	6,790,817
Knoll Inc.	219,706	3,122,022
Steelcase Inc. Class A	64,836	945,309

		32,024,298
OIL & GAS — 2.08%
Abraxas Petroleum Corp.[a,b]	554,035	1,163,473
Adams Resources & Energy Inc.	850	58,556
Apco Oil and Gas International Inc.[a]	9,735	112,245
Approach Resources Inc.[a,b]	131,504	3,231,053
Arabian American Development Co.[a]	122,822	1,068,551
Berry Petroleum Co. Class A	113,677	4,810,811
Bill Barrett Corp.[a]	95,363	1,928,240
Bonanza Creek Energy Inc.[a]	198,517	7,039,413
Carrizo Oil & Gas Inc.[a]	233,182	6,606,046
Contango Oil & Gas Co.	16,493	556,639
Delek US Holdings Inc.	164,062	4,721,704
Diamondback Energy Inc.[a,b]	120,286	4,007,930
EPL Oil & Gas Inc.[a]	65,307	1,917,414
Evolution Petroleum Corp.[a]	114,365	1,247,722
EXCO Resources Inc.	469,632	3,587,988
Forest Oil Corp.[a]	104,607	427,843
FX Energy Inc.[a,b]	360,305	1,156,579
Gastar Exploration Ltd.[a]	415,457	1,109,270
Goodrich Petroleum Corp.[a,b]	178,006	2,278,477
Isramco Inc.a,b	6,227	580,232
Kodiak Oil & Gas Corp.[a]	1,790,401	15,916,665
Magnum Hunter Resources Corp.[a,b]	366,878	1,339,105
Panhandle Oil and Gas Inc.	43,823	1,248,955
PetroQuest Energy Inc.[a]	359,008	1,421,672
Quicksilver Resources Inc.[a]	142,021	238,595
Rex Energy Corp.[a]	304,946	5,360,951
Rosetta Resources Inc.[a]	412,058	17,520,706
Sanchez Energy Corp.[a,b]	12,467	286,242
Synergy Resources Corp.[a]	274,232	2,007,378
Triangle Petroleum Corp.[a]	57,215	401,077
VAALCO Energy Inc.[a,b]	196,483	1,123,883
Western Refining Inc.	205,987	5,782,055
ZaZa Energy Corp.[a,b]	105,500	126,600

		100,384,070
OIL & GAS SERVICES — 1.41%
CARBO Ceramics Inc.	57,943	3,907,096
Edgen Group Inc.[a]	115,133	734,548
Flotek Industries Inc.[a]	321,888	5,774,671
Forum Energy Technologies Inc.[a,b]	132,672	4,037,209
Geospace Technologies Corp.[a]	87,088	6,016,039
Global Geophysical Services Inc.[a,b]	13,087	61,771
Hornbeck Offshore Services Inc.[a]	13,032	697,212
ION Geophysical Corp.[a,b]	195,809	1,178,770
Lufkin Industries Inc.	228,831	20,244,679
Matrix Service Co.[a]	28,485	443,796

Security	Shares	Value

Newpark Resources Inc.[a]	470,149	$5,166,937
SEACOR Holdings Inc.	11,394	946,272
Targa Resources Corp.	221,924	14,276,371
TGC Industries Inc.	92,712	762,093
Thermon Group Holdings Inc.[a,b]	182,858	3,730,303

		67,977,767
PACKAGING & CONTAINERS — 0.44%
AEP Industries Inc.[a]	29,413	2,188,033
Berry Plastics Group Inc.[a]	373,455	8,242,152
Graphic Packaging Holding Co.[a]	1,416,024	10,960,026

		21,390,211
PHARMACEUTICALS — 5.71%
ACADIA Pharmaceuticals Inc.[a]	446,682	8,107,278
AcelRx Pharmaceuticals Inc.[a]	140,879	1,305,948
Achillion Pharmaceuticals Inc.[a]	651,301	5,327,642
Akorn Inc.[a]	392,592	5,307,844
Align Technology Inc.[a,b]	493,326	18,272,795
Alimera Sciences Inc.[a]	114,331	557,935
Amicus Therapeutics Inc.[a,b]	214,979	500,901
Ampio Pharmaceuticals Inc.[a,b]	187,867	1,083,993
Anacor Pharmaceuticals Inc.[a,b]	170,915	955,415
Anika Therapeutics Inc.[a,b]	47,494	807,398
Antares Pharma Inc.[a,b]	758,147	3,153,892
Array BioPharma Inc.[a,b]	787,680	3,576,067
Auxilium Pharmaceuticals Inc.[a,b]	332,581	5,530,822
AVANIR Pharmaceuticals Inc. Class Aa,b	978,793	4,502,448
BioDelivery Sciences International Inc.[a]	201,805	819,328
BioScrip Inc.[a]	93,589	1,544,219
Cadence Pharmaceuticals Inc.[a]	416,080	2,837,666
Cempra Inc.[a]	100,019	783,149
ChemoCentryx Inc.[a]	165,816	2,344,638
Chimerix Inc.[a]	57,255	1,387,861
Clovis Oncology Inc.[a]	93,758	6,279,911
Corcept Therapeutics Inc.[a,b]	359,021	621,106
Cytori Therapeutics Inc.[a,b]	339,276	780,335
Depomed Inc.[a,b]	381,131	2,138,145
Durata Therapeutics Inc.[a]	88,209	635,105
Dyax Corp.[a]	736,445	2,548,100
Enanta Pharmaceuticals Inc.[a]	24,551	434,798
Endocyte Inc.[a,b]	205,506	2,698,294
Furiex Pharmaceuticals Inc.[a,b]	44,836	1,527,563
Hi-Tech Pharmacal Co. Inc.	26,105	866,686
Hyperion Therapeutics Inc.[a,b]	56,639	1,246,058
Idenix Pharmaceuticals Inc.[a,b]	592,244	2,138,001
Infinity Pharmaceuticals Inc.[a]	322,942	5,247,808
Insys Therapeutics Inc.[a]	34,157	472,733
Ironwood Pharmaceuticals Inc. Class Aa,b	627,650	6,245,117
Isis Pharmaceuticals Inc.[a,b]	757,576	20,356,067
KaloBios Pharmaceuticals Inc.[a]	59,141	334,738
Keryx Biopharmaceuticals Inc.[a,b]	551,207	4,117,516
Lannett Co. Inc.[a]	110,143	1,311,803
Lifevantage Corp.[a]	765,747	1,776,533
MannKind Corp.[a,b]	1,003,313	6,521,534
Natural Grocers by Vitamin Cottage Inc.[a,b]	59,778	1,853,118
Nektar Therapeuticsa,[b]	538,324	6,217,642
Neogen Corp.[a]	161,361	8,965,217
Neurocrine Biosciences Inc.[a]	450,122	6,022,632
Omega Protein Corp.[a]	10,747	96,508
Omthera Pharmaceuticals Inc.[a]	39,750	528,675

198

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2013

Security	Shares	Value

Opko Health Inc.[a,b]	958,995	$6,808,864
Optimer Pharmaceuticals Inc.[a,b]	328,633	4,755,320
Orexigen Therapeutics Inc.[a]	638,384	3,734,546
Osiris Therapeutics Inc.[a,b]	111,822	1,126,048
Pacira Pharmaceuticals Inc.[a,b]	185,891	5,390,839
Portola Pharmaceuticals Inc.[a]	65,334	1,605,256
Progenics Pharmaceuticals Inc.[a]	276,454	1,232,985
Questcor Pharmaceuticals Inc.[b]	349,971	15,909,682
Raptor Pharmaceutical Corp.[a,b]	373,903	3,495,993
Receptos Inc.[a]	38,982	775,352
Regulus Therapeutics Inc.[a]	60,282	591,366
Repros Therapeutics Inc.[a,b]	125,758	2,320,235
Sagent Pharmaceuticals Inc.[a]	112,550	2,361,299
Santarus Inc.[a]	373,808	7,868,658
Sarepta Therapeutics Inc.[a]	215,240	8,189,882
SciClone Pharmaceuticals Inc.[a,b]	266,651	1,322,589
SIGA Technologies Inc.[a,b]	235,342	668,371
Star Scientific Inc.[a,b]	1,123,028	1,561,009
Sucampo Pharmaceuticals Inc. Class Aa	92,391	607,933
Supernus Pharmaceuticals Inc.[a]	100,428	645,752
Synageva BioPharma Corp.[a,b]	115,235	4,839,870
Synergy Pharmaceuticals Inc.[a,b]	543,383	2,347,415
Synta Pharmaceuticals Corp.[a,b]	273,565	1,365,089
Synutra International Inc.[a]	105,588	537,443
TESARO Inc.[a]	90,244	2,954,589
Tetraphase Pharmaceuticals Inc.[a]	77,692	546,175
TG Therapeutics Inc.	86,164	550,588
TherapeuticsMD Inc.[a]	526,510	1,595,325
Threshold Pharmaceuticals Inc.[a]	316,219	1,663,312
USANA Health Sciences Inc.[a,b]	40,478	2,929,798
Vanda Pharmaceuticals Inc.[a,b]	191,207	1,544,953
ViroPharma Inc.[a]	440,536	12,621,356
VIVUS Inc.[a,b]	679,007	8,541,908
XenoPort Inc.[a,b]	43,586	215,751
Zogenix Inc.[a,b]	483,645	827,033

		274,741,566
PIPELINES — 0.42%
Crosstex Energy Inc.	293,464	5,798,849
SemGroup Corp. Class A	264,061	14,222,325

		20,021,174
REAL ESTATE — 0.09%
Forestar Group Inc.[a]	26,643	534,459
HFF Inc. Class A	188,841	3,355,705
Kennedy-Wilson Holdings Inc.	34,279	570,402

		4,460,566
REAL ESTATE INVESTMENT TRUSTS — 3.28%
Acadia Realty Trust	67,978	1,678,377
Alexander’s Inc.	14,174	4,163,046
American Realty Capital Properties Inc.	174,538	2,663,450
Associated Estates Realty Corp.[b]	95,981	1,543,374
Aviv REIT Inc.	7,832	198,071
CoreSite Realty Corp.	139,928	4,451,110
DuPont Fabros Technology Inc.[b]	183,125	4,422,469
EastGroup Properties Inc.[b]	191,024	10,748,920
GEO Group Inc. (The)	212,018	7,198,011
Glimcher Realty Trust	874,291	9,547,258
Healthcare Realty Trust Inc.	237,205	6,048,727

Security	Shares	Value

Highwoods Properties Inc.	171,200	$6,096,432
Inland Real Estate Corp.	495,439	5,063,387
Investors Real Estate Trust	37,418	321,795
LTC Properties Inc.	202,922	7,924,104
National Health Investors Inc.[b]	165,945	9,933,468
Potlatch Corp.	273,115	11,044,771
PS Business Parks Inc.	123,121	8,885,643
Ryman Hospitality Properties Inc.	192,819	7,521,869
Sabra Healthcare REIT Inc.	103,750	2,708,912
Saul Centers Inc.	52,955	2,354,379
Sovran Self Storage Inc.	192,778	12,490,087
Strategic Hotels & Resorts Inc.[a]	1,028,460	9,112,156
Sun Communities Inc.	241,857	12,034,804
UMH Properties Inc.	16,746	171,981
Universal Health Realty Income Trust	80,655	3,478,650
Urstadt Biddle Properties Inc. Class Ab	131,798	2,658,366
Washington Real Estate Investment Trust[b]	125,596	3,379,788
Winthrop Realty Trust	13,740	165,292

		158,008,697
RETAIL — 8.41%
Aeropostale Inc.[a]	529,284	7,304,119
AFC Enterprises Inc.[a]	161,063	5,788,604
America’s Car-Mart Inc.[a,b]	41,436	1,791,693
ANN INC.[a]	318,218	10,564,838
Asbury Automotive Group Inc.[a]	185,428	7,435,663
Barnes & Noble Inc.[a]	17,982	286,993
Big 5 Sporting Goods Corp.	113,379	2,488,669
BJ’s Restaurants Inc.[a]	166,365	6,172,141
Bloomin’ Brands Inc.[a]	373,073	9,282,056
Bob Evans Farms Inc.	21,060	989,399
Bon-Ton Stores Inc. (The)	85,029	1,534,773
Bravo Brio Restaurant Group Inc.[a]	122,694	2,186,407
Brown Shoe Co. Inc.	180,867	3,894,066
Buckle Inc. (The)[b]	188,448	9,803,065
Buffalo Wild Wings Inc.[a,b]	126,520	12,419,203
Casey’s General Stores Inc.	258,546	15,554,127
Cato Corp. (The) Class A	37,153	927,339
CEC Entertainment Inc.	119,925	4,921,722
Cheesecake Factory Inc. (The)	359,682	15,067,079
Children’s Place Retail Stores Inc. (The)[a]	53,145	2,912,346
Christopher & Banks Corp.[a]	244,978	1,651,152
Chuy’s Holdings Inc.[a]	109,469	4,197,041
Citi Trends Inc.[a]	7,048	102,407
Conn’s Inc.[a]	151,389	7,835,895
Cracker Barrel Old Country Store Inc.	132,516	12,543,965
Del Frisco’s Restaurant Group Inc.[a]	31,915	683,300
Denny’s Corp.[a]	478,519	2,689,277
Destination Maternity Corp.	81,996	2,017,102
DineEquity Inc.	58,447	4,025,245
Diversified Restaurant Holdings Inc.[a]	72,322	575,683
Einstein Noah Restaurant Group Inc.	38,900	552,380
Express Inc.[a]	575,751	12,073,498
Fiesta Restaurant Group Inc.[a]	133,712	4,598,356
Finish Line Inc. (The) Class A	113,596	2,483,209
First Cash Financial Services Inc.[a]	196,844	9,686,693
Five Below Inc.[a,b]	221,189	8,130,908
Francesca’s Holdings Corp.[a]	296,945	8,252,102
Genesco Inc.[a]	116,634	7,813,312
Gordmans Stores Inc.[a]	14,847	202,068
Haverty Furniture Companies Inc.	31,566	726,334
Hibbett Sports Inc.[a,b]	175,307	9,729,538

199

Schedule of Investments   (Unaudited) (Continued)

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June 30, 2013

Security	Shares	Value

HSN Inc.	228,130	$12,255,144
Ignite Restaurant Group Inc.[a,b]	48,608	917,233
Jack in the Box Inc.[a]	239,429	9,407,165
Jamba Inc.[a]	112,658	1,681,984
Jos. A. Bank Clothiers Inc.[a,b]	27,913	1,153,365
Kirkland’s Inc.[a]	66,570	1,148,332
Krispy Kreme Doughnuts Inc.[a]	441,671	7,707,159
Lithia Motors Inc. Class A	149,744	7,982,853
Lumber Liquidators Holdings Inc.[a]	185,285	14,428,143
Mattress Firm Holding Corp.[a,b]	90,616	3,651,825
Nathan’s Famous Inc.[a]	18,355	959,049
New York & Co. Inc.[a]	116,581	740,289
Office Depot Inc.[a]	414,939	1,605,814
Pacific Sunwear of California Inc.[a]	274,666	1,002,531
Pantry Inc. (The)[a]	10,639	129,583
Papa John’s International Inc.[a]	108,057	7,063,686
Penske Automotive Group Inc.	63,824	1,949,185
PetMed Express Inc.	135,638	1,709,039
Pier 1 Imports Inc.	639,345	15,018,214
PriceSmart Inc.	127,295	11,154,861
Red Robin Gourmet Burgers Inc.[a]	83,567	4,611,227
Restoration Hardware Holdings Inc.[a]	119,281	8,946,075
Rite Aid Corp.[a]	2,989,621	8,550,316
rue21 Inc.[a]	98,898	4,115,146
Rush Enterprises Inc. Class Aa	86,573	2,142,682
Ruth’s Hospitality Group Inc.	241,667	2,916,921
Sears Hometown and Outlet Stores Inc.[a]	37,773	1,651,436
Sonic Automotive Inc. Class A	67,244	1,421,538
Sonic Corp.[a]	301,133	4,384,496
Stein Mart Inc.	98,932	1,350,422
Susser Holdings Corp.[a,b]	121,712	5,827,571
Texas Roadhouse Inc.	421,058	10,534,871
Tile Shop Holdings Inc. (The)[a]	124,495	3,605,375
Tilly’s Inc. Class Aa,b	61,806	988,896
Vera Bradley Inc.[a,b]	145,972	3,161,753
Vitamin Shoppe Inc.[a]	204,703	9,178,882
Wet Seal Inc. Class Aa	600,164	2,826,772
Winmark Corp.	15,135	981,807
Zumiez Inc.[a,b]	142,393	4,093,799

		404,849,206
SAVINGS & LOANS — 0.15%
BofI Holding Inc.[a]	81,589	3,738,408
First Federal Bancshares of Arkansas Inc.[a]	8,371	66,131
Meridian Interstate Bancorp Inc.[a]	3,596	67,713
Northfield Bancorp Inc	89,116	1,044,439
Oritani Financial Corp.	95,173	1,492,312
Roma Financial Corp.	44,436	806,958

		7,215,961
SEMICONDUCTORS — 3.22%
Ambarella Inc.[a,b]	124,786	2,100,148
Applied Micro Circuits Corp.[a]	456,470	4,016,936
Cabot Microelectronics Corp.[a]	156,976	5,181,778
Cavium Inc.[a]	346,287	12,248,171
Cirrus Logic Inc.[a,b]	173,560	3,013,002
Cypress Semiconductor Corp.	991,811	10,642,132
Diodes Inc.[a]	189,047	4,909,551
Entegris Inc.[a]	140,961	1,323,624
Exar Corp.[a]	258,112	2,779,866
GT Advanced Technologies Inc.[a,b]	677,361	2,811,048

Security	Shares	Value

Hittite Microwave Corp.[a]	212,643	$12,333,294
Inphi Corp.[a]	65,184	717,024
Integrated Device Technology Inc.[a]	260,492	2,068,307
Intermolecular Inc.[a]	116,322	845,661
Lattice Semiconductor Corp.[a]	201,236	1,020,267
MaxLinear Inc. Class Aa	155,984	1,091,888
Micrel Inc.	314,064	3,102,952
Microsemi Corp.[a]	487,600	11,092,900
Mindspeed Technologies Inc.[a]	249,722	809,099
Monolithic Power Systems Inc.	248,063	5,980,799
MoSys Inc.[a]	277,215	1,114,404
Nanometrics Inc.[a]	106,171	1,557,529
OmniVision Technologies Inc.[a]	31,668	590,608
Peregrine Semiconductor Corp.[a,b]	178,297	1,945,220
PLX Technology Inc.[a]	289,641	1,378,691
PMC-Sierra Inc.[a]	589,021	3,740,283
Power Integrations Inc.	195,490	7,929,074
Rambus Inc.[a]	753,042	6,468,631
Rubicon Technology Inc.[a]	13,598	108,920
Rudolph Technologies Inc.[a]	37,664	421,837
Semtech Corp.[a]	454,371	15,916,616
Silicon Image Inc.[a]	520,643	3,045,762
SunEdison Inc.[a]	1,563,639	12,774,931
TriQuint Semiconductor Inc.[a]	109,022	755,522
Ultra Clean Holdings Inc.[a]	10,469	63,337
Ultratech Inc.[a]	187,033	6,867,852
Veeco Instruments Inc.[a,b]	59,161	2,095,483
Volterra Semiconductor Corp.[a]	13,154	185,734

	155,048,881
SOFTWARE — 8.18%
ACI Worldwide Inc.[a]	268,791	12,493,406
Actuate Corp.[a]	298,794	1,983,992
Acxiom Corp.[a]	125,139	2,838,152
Advent Software Inc.[a]	220,204	7,720,352
American Software Inc. Class A	161,852	1,406,494
Aspen Technology Inc.[a]	596,063	17,160,654
athenahealth Inc.[a,b]	247,826	20,995,819
AVG Technologies[a,b]	161,459	3,140,378
Blackbaud Inc.	307,898	10,028,238
Bottomline Technologies Inc.[a]	255,140	6,452,491
Callidus Software Inc.[a]	253,345	1,669,544
CommVault Systems Inc.[a]	313,526	23,793,488
Computer Programs and Systems Inc.	74,736	3,672,527
Cornerstone OnDemand Inc.[a,b]	272,279	11,786,958
CSG Systems International Inc.[a]	125,254	2,718,012
Demandware Inc.[a,b]	108,470	4,600,213
E2open Inc.[a,b]	99,545	1,742,037
Ebix Inc.[b]	154,135	1,427,290
Envestnet Inc.[a]	152,320	3,747,072
EPAM Systems Inc.[a,b]	147,445	4,007,555
EPIQ Systems Inc.	13,148	177,104
Fair Isaac Corp.	241,965	11,089,256
Glu Mobile Inc.[a,b]	357,613	786,749
Greenway Medical Technologies Inc.[a,b]	97,442	1,202,434
Guidance Software Inc.[a,b]	113,187	989,254
Guidewire Software Inc.[a,b]	282,859	11,894,221
Imperva Inc.[a]	136,200	6,134,448
inContact Inc.[a]	335,832	2,760,539
Infoblox Inc.[a]	337,775	9,883,296
InnerWorkings Inc.[a,b]	299,037	3,244,551
Interactive Intelligence Group Inc.[a,b]	104,485	5,391,426

200

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2013

Security	Shares	Value

Jive Software Inc.[a,b]	267,031	$4,851,953
Market Leader Inc.[a]	161,192	1,724,754
MedAssets Inc.[a]	410,934	7,289,969
Medidata Solutions Inc.[a]	179,350	13,890,657
MicroStrategy Inc. Class Aa	60,865	5,292,820
Model N Inc.[a]	54,736	1,278,633
Monotype Imaging Holdings Inc.	257,838	6,551,664
Omnicell Inc.[a]	131,768	2,707,832
PDF Solutions Inc.[a]	169,507	3,124,014
Pegasystems Inc.	117,314	3,885,440
Planet Payment Inc.[a]	286,706	791,309
Progress Software Corp.[a]	185,211	4,261,705
Proofpoint Inc.[a]	147,160	3,565,687
PROS Holdings Inc.[a]	151,640	4,541,618
PTC Inc.[a]	806,871	19,792,546
QAD Inc. Class A	35,467	407,161
QLIK Technologies Inc.[a]	586,969	16,593,614
Quality Systems Inc.	269,167	5,036,115
Rally Software Development Corp.[a]	46,542	1,155,172
RealPage Inc.[a,b]	313,942	5,757,696
Rosetta Stone Inc.[a]	78,149	1,151,916
Sapiens International Corp.	19,212	110,277
SciQuest Inc.[a]	153,617	3,848,106
SS&C Technologies Holdings Inc.[a]	392,938	12,927,660
Synchronoss Technologies Inc.[a]	196,476	6,065,214
Take-Two Interactive Software Inc.[a]	546,237	8,177,168
Tangoe Inc.[a,b]	208,946	3,224,037
Tyler Technologies Inc.[a]	212,501	14,566,944
Ultimate Software Group Inc. (The)[a]	186,477	21,871,887
Verint Systems Inc.[a]	355,392	12,605,754

		393,987,272
STORAGE & WAREHOUSING — 0.04%
Mobile Mini Inc.[a]	25,350	840,352
Wesco Aircraft Holdings Inc.[a]	59,991	1,114,033

		1,954,385
TELECOMMUNICATIONS — 3.67%
8x8 Inc.[a,b]	486,595	4,009,543
ADTRAN Inc.	259,886	6,395,794
Alliance Fiber Optic Products Inc.	38,812	776,628
Anaren Inc.[a]	8,451	193,866
Anixter International Inc.[a]	106,574	8,079,375
ARRIS Group Inc.[a]	693,133	9,946,459
Aruba Networks Inc.[a,b]	768,590	11,805,542
Atlantic Tele-Network Inc.	61,921	3,074,997
CalAmp Corp.[a]	236,432	3,451,907
Calix Inc.[a]	233,862	2,362,006
Cbeyond Inc.[a]	9,447	74,064
Ciena Corp.[a,b]	506,767	9,841,415
Cincinnati Bell Inc.[a]	453,017	1,386,232
Comverse Inc.[a]	149,669	4,454,149
Consolidated Communications Holdings Inc.	270,572	4,710,659
Cyan Inc.[a]	10,523	109,965
Fairpoint Communications Inc.[a,b]	119,518	997,975
General Communication Inc. Class Aa	212,220	1,661,683
Hickory Tech Corp.	91,690	974,665
IDT Corp. Class B	96,995	1,812,837
Infinera Corp.[a,b]	700,352	7,472,756
Inteliquent Inc.	86,455	497,116
InterDigital Inc.	277,574	12,393,679

Security	Shares	Value

Ixia[a]	380,939	$7,009,278
KVH Industries Inc.[a]	88,517	1,178,161
Leap Wireless International Inc.[a]	80,834	544,013
LogMeIn Inc.[a]	163,999	4,011,416
Loral Space & Communications Inc.	87,843	5,268,823
Lumos Networks Corp.	104,166	1,781,239
Neonode Inc.[a,b]	165,589	985,255
NTELOS Holdings Corp.	103,093	1,696,911
Oplink Communications Inc.[a]	11,299	196,264
ParkerVision Inc.[a,b]	597,126	2,716,923
Plantronics Inc.	268,324	11,784,790
Preformed Line Products Co.	1,782	118,164
Premiere Global Services Inc.[a]	64,247	775,461
Primus Telecommunications Group Inc.	82,812	988,775
Procera Networks Inc.[a,b]	25,773	353,863
RF Micro Devices Inc.[a]	1,658,091	8,870,787
RigNet Inc.[a]	79,869	2,035,062
Ruckus Wireless Inc.[a,b]	293,647	3,761,618
Shenandoah Telecommunications Co.	145,467	2,426,390
ShoreTel Inc.[a]	48,828	196,777
Sonus Networks Inc.[a]	101,874	306,641
TESSCO Technologies Inc.	2,509	66,238
Ubiquiti Networks Inc.	84,948	1,489,988
ViaSat Inc.[a,b]	267,178	19,092,540
Vringo Inc.[a]	81,854	259,477
West Corp.	94,696	2,096,569

		176,494,735
TEXTILES — 0.14%
Culp Inc.	48,201	838,215
G&K Services Inc. Class A	22,157	1,054,673
UniFirst Corp.	54,611	4,983,254

		6,876,142
TRANSPORTATION — 1.36%
CAI International Inc.[a,b]	41,805	985,344
Celadon Group Inc.	9,484	173,083
Echo Global Logistics Inc.[a,b]	120,131	2,341,353
Forward Air Corp.	203,580	7,793,042
Heartland Express Inc.	235,643	3,268,368
Hub Group Inc. Class Aa	249,478	9,085,989
Knight Transportation Inc.	396,127	6,662,856
Matson Inc.	287,888	7,197,200
Pacer International Inc.[a]	22,631	142,802
PHI Inc.[a]	5,255	180,246
Quality Distribution Inc.[a]	47,829	422,808
Roadrunner Transportation Systems Inc.[a]	58,664	1,633,206
Saia Inc.[a]	163,775	4,908,337
Swift Transportation Co.[a]	565,492	9,353,238
Universal Truckload Services Inc.[a]	36,385	877,242
UTi Worldwide Inc.	436,389	7,187,327
Werner Enterprises Inc.	87,292	2,109,848
XPO Logistics Inc.[a,b]	33,013	597,205
YRC Worldwide Inc.[a]	14,508	417,105

		65,336,599
TRUCKING & LEASING — 0.13%
TAL International Group Inc.	106,831	4,654,627
Textainer Group Holdings Ltd.[b]	48,127	1,850,002

		6,504,629

201

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2013

Security	Shares	Value

WATER — 0.05%
American States Water Co.	11,055	$593,322
SJW Corp.	28,594	749,163
York Water Co. (The)	64,287	1,223,381

		2,565,866

TOTAL COMMON STOCKS (Cost: $4,463,582,199)		4,795,813,134

WARRANTS — 0.00%

OIL & GAS — 0.00%
Magnum Hunter Resources Corp. (Expires 10/14/13)[a,b]	73,641	10,310

		10,310

TOTAL WARRANTS (Cost: $0)		10,310

SHORT-TERM INVESTMENTS — 14.09%

MONEY MARKET FUNDS — 14.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	621,537,083	621,537,083
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	43,460,307	43,460,307
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	13,713,765	13,713,765

		678,711,155

TOTAL SHORT-TERM INVESTMENTS (Cost: $678,711,155)		678,711,155

TOTAL INVESTMENTS IN SECURITIES — 113.69% (Cost: $5,142,293,354)		5,474,534,599
Other Assets, Less Liabilities — (13.69)%		(659,244,672)

NET ASSETS — 100.00%		$4,815,289,927

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

202

Schedule of Investments   (Unaudited)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS —99.70%

ADVERTISING — 0.12%
Harte-Hanks Inc.	317,682	$2,732,065
Marchex Inc. Class B	169,155	1,018,313
MDC Partners Inc.	123,469	2,227,381
Valuevision Media Inc. Class Aa	37,449	191,364

		6,169,123

AEROSPACE & DEFENSE — 1.84%
AAR Corp.	293,655	6,454,537
AeroVironment Inc.[a,b]	136,883	2,762,299
API Technologies Corp.[a,b]	240,999	674,797
Cubic Corp.	136,551	6,568,103
Curtiss-Wright Corp.	345,910	12,819,425
Ducommun Inc.[a]	78,371	1,666,167
Erickson Air-Crane Inc.[a]	8,300	156,123
Esterline Technologies Corp.[a]	231,181	16,712,074
GenCorp Inc.[a,b]	97,476	1,584,960
Kaman Corp.	69,924	2,416,573
Kratos Defense & Security Solutions Inc.[a,b]	324,770	2,104,510
LMI Aerospace Inc.[a,b]	69,125	1,295,403
M/A-COM Technology Solutions Holdings Inc.[a]	4,375	63,875
Moog Inc. Class Aa	304,106	15,670,582
National Presto Industries Inc.[b]	32,645	2,351,419
Orbital Sciences Corp.[a]	443,361	7,701,181
Teledyne Technologies Inc.[a]	190,281	14,718,235

		95,720,263

AGRICULTURE — 0.43%
Alico Inc.	2,602	104,367
Alliance One International Inc.[a,b]	647,729	2,461,370
Andersons Inc. (The)	138,206	7,351,177
Griffin Land & Nurseries Inc.	19,408	553,516
Tejon Ranch Co.[a]	7,435	211,823
Universal Corp.	172,492	9,978,662
Vector Group Ltd.	116,559	1,890,587

		22,551,502

AIRLINES — 0.62%
Hawaiian Holdings Inc.[a,b]	383,733	2,344,609
JetBlue Airways Corp.[a,b]	1,718,259	10,825,032
Republic Airways Holdings Inc.[a]	174,665	1,978,954
SkyWest Inc.	363,860	4,926,664
US Airways Group Inc.[a]	732,257	12,023,660

		32,098,919

APPAREL — 0.82%
American Apparel Inc.[a]	428,336	822,405
Columbia Sportswear Co.[b]	95,481	5,981,885
Crocs Inc.[a]	88,563	1,461,289
G-III Apparel Group Ltd.[a,b]	29,888	1,438,211
Iconix Brand Group Inc.[a,b]	224,626	6,606,251
Jones Group Inc. (The)	591,937	8,139,134
Maidenform Brands Inc.[a,b]	172,093	2,982,372

Security	Shares	Value

Perry Ellis International Inc.	91,105	$1,850,342
Quiksilver Inc.[a,b]	263,538	1,697,185
R.G. Barry Corp.	68,549	1,113,236
SKECHERS U.S.A. Inc. Class Aa,b	285,821	6,862,562
True Religion Apparel Inc.	15,617	494,434
Unifi Inc.[a,b]	110,329	2,280,500
Weyco Group Inc.	46,360	1,168,272

		42,898,078

AUTO MANUFACTURERS — 0.09%
Wabash National Corp.[a]	465,600	4,739,808

		4,739,808

AUTO PARTS & EQUIPMENT — 1.14%
Accuride Corp.[a,b]	18,950	95,887
American Axle & Manufacturing Holdings Inc.[a]	152,027	2,832,263
Commercial Vehicle Group Inc.[a]	52,962	395,096
Cooper Tire & Rubber Co.	412,904	13,696,026
Dana Holding Corp.	995,159	19,166,762
Douglas Dynamics Inc.	13,466	174,789
Federal-Mogul Corp. Class Aa,b	137,698	1,405,896
Fuel Systems Solutions Inc.[a,b]	103,810	1,857,161
Meritor Inc.[a]	720,195	5,077,375
Miller Industries Inc.	87,200	1,341,136
Modine Manufacturing Co.[a,b]	348,960	3,796,685
Remy International Inc.	103,536	1,922,663
Spartan Motors Inc.	252,590	1,545,851
Standard Motor Products Inc.	41,447	1,423,290
Superior Industries International Inc.	171,738	2,955,611
Titan International Inc.	95,333	1,608,268

		59,294,759

BANKS — 13.32%
1st Source Corp.	111,504	2,649,335
1st United Bancorp Inc.	220,871	1,484,253
Access National Corp.	55,160	715,977
American National Bankshares Inc.	58,274	1,354,288
Ameris Bancorp[a,b]	177,116	2,984,405
Ames National Corp.	68,815	1,566,229
Arrow Financial Corp.	77,144	1,909,314
BancFirst Corp.	52,378	2,438,196
Banco Latinoamericano de Comercio Exterior SA Class E	216,326	4,843,539
Bancorp Inc. (The)[a]	242,770	3,639,122
BancorpSouth Inc.	703,463	12,451,295
Bank of Kentucky Financial Corp.	45,372	1,290,380
Bank of Marin Bancorp	40,220	1,608,800
Bank of the Ozarks Inc.	65,962	2,858,133
Banner Corp.	143,838	4,860,286
Bar Harbor Bankshares	28,984	1,059,365
BBCN Bancorp Inc.	583,726	8,300,584
BNC Bancorp	135,383	1,546,074
Boston Private Financial Holdings Inc.	589,062	6,267,620
Bridge Bancorp Inc.	66,324	1,492,290
Bridge Capital Holdings[a,b]	71,128	1,128,090
Bryn Mawr Bank Corp.	99,856	2,389,554
C&F Financial Corp.	25,295	1,409,690
Camden National Corp.	56,435	2,001,749
Capital Bank Financial Corp.[a]	183,260	3,480,107
Capital City Bank Group Inc.[a]	92,214	1,063,227
Cardinal Financial Corp.	223,680	3,274,675

203

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2013

Security	Shares	Value

Cascade Bancorp[a,b]	53,512	$332,310
Cathay General Bancorp	582,868	11,861,364
Center Bancorp Inc.	88,697	1,125,565
CenterState Banks Inc.	222,431	1,930,701
Central Pacific Financial Corp.[a]	161,297	2,903,346
Century Bancorp Inc. Class A	25,712	899,920
Chemical Financial Corp.	203,496	5,288,861
Chemung Financial Corp.	26,629	891,805
Citizens & Northern Corp.	91,150	1,761,018
City Holding Co.	115,739	4,508,034
CNB Financial Corp.	92,458	1,566,239
CoBiz Financial Inc.	261,986	2,174,484
Columbia Banking System Inc.	377,126	8,979,370
Community Bank System Inc.	295,651	9,120,833
Community Trust Bancorp Inc.	103,575	3,689,341
CommunityOne Bancorp.[a]	77,743	630,496
ConnectOne Bancorp Inc.[a]	15,179	466,602
Crescent Financial Bancshares Inc.[a,b]	89,043	390,008
CU Bancorp[a]	69,451	1,097,326
Customers Bancorp Inc.[a]	147,593	2,398,386
CVB Financial Corp.	678,733	7,981,900
Eagle Bancorp Inc.[a,b]	164,865	3,689,679
Enterprise Bancorp Inc.	53,509	989,381
Enterprise Financial Services Corp.	133,816	2,135,703
F.N.B. Corp.	1,071,794	12,947,272
Farmers Capital Bank Corp.[a]	55,231	1,197,960
Fidelity Southern Corp.[a]	76,169	942,211
Financial Institutions Inc.	101,955	1,876,992
First Bancorp (North Carolina)	145,368	2,049,689
First BanCorp (Puerto Rico)[a,b]	532,841	3,772,514
First Bancorp Inc. (Maine)	70,321	1,229,211
First Busey Corp.	540,887	2,433,991
First Commonwealth Financial Corp.	723,543	5,332,512
First Community Bancshares Inc.	132,382	2,075,750
First Connecticut Bancorp Inc.	129,582	1,803,781
First Financial Bancorp	427,567	6,370,748
First Financial Bankshares Inc.[b]	74,809	4,163,869
First Financial Corp.	82,953	2,570,713
First Interstate BancSystem Inc.	129,626	2,687,147
First M&F Corp.	61,336	969,722
First Merchants Corp.	212,555	3,645,318
First Midwest Bancorp Inc.	554,828	7,612,240
First NBC Bank Holding Co.	30,797	751,447
First of Long Island Corp. (The)	58,364	1,937,101
First Security Group Inc[a]	461,350	1,001,130
FirstMerit Corp.	1,224,922	24,535,188
Franklin Financial Corp.	79,480	1,431,435
German American Bancorp Inc.	93,611	2,108,120
Glacier Bancorp Inc.	534,593	11,862,619
Great Southern Bancorp Inc.	76,117	2,052,114
Guaranty Bancorp	108,725	1,234,029
Hampton Roads Bankshares Inc.[a]	249,296	321,592
Hancock Holding Co.	627,353	18,864,505
Hanmi Financial Corp.[a]	233,145	4,119,672
Heartland Financial USA Inc.	109,582	3,012,409
Heritage Commerce Corp.[a,b]	154,787	1,083,509
Heritage Financial Corp.	116,692	1,709,538
Heritage Oaks Bancorp[a,b]	149,787	924,186
Home Bancshares Inc.	246,044	6,389,763
Horizon Bancorp	64,255	1,311,445
Hudson Valley Holding Corp.	121,437	2,062,000
IBERIABANK Corp.	219,438	11,764,071
Independent Bank Corp. (Massachusetts)	169,114	5,834,433
Independent Bank Group Inc.[a]	28,026	851,990

Security	Shares	Value

International Bancshares Corp.	394,538	$8,908,668
Intervest Bancshares Corp.[a]	132,316	883,871
Lakeland Bancorp Inc.	220,716	2,302,068
Lakeland Financial Corp.	121,385	3,368,434
LCNB Corp.	44,773	1,001,124
Macatawa Bank Corp.[a]	175,411	884,071
MainSource Financial Group Inc.	150,601	2,022,571
MB Financial Inc.	405,004	10,854,107
Mercantile Bank Corp.	64,126	1,152,344
Merchants Bancshares Inc.	41,440	1,225,381
Metro Bancorp Inc.[a]	105,205	2,107,256
MetroCorp Bancshares Inc.[b]	117,689	1,148,645
Middleburg Financial Corp.	40,017	764,325
MidSouth Bancorp Inc.	62,196	965,904
MidWestOne Financial Group Inc.	50,605	1,217,556
National Bankshares Inc.	52,036	1,848,839
National Penn Bancshares Inc.	864,905	8,787,435
NBT Bancorp Inc.	323,684	6,852,390
NewBridge Bancorp[a]	186,667	1,118,135
Northrim BanCorp Inc.	48,209	1,166,176
OFG Bancorp	340,609	6,168,429
Old National Bancorp	748,886	10,357,093
OmniAmerican Bancorp Inc.[a]	84,579	1,863,275
Pacific Continental Corp.	132,205	1,560,019
PacWest Bancorp	280,204	8,588,253
Palmetto Bancshares Inc.[a]	32,926	428,038
Park National Corp.	85,097	5,853,823
Park Sterling Corp.[a,b]	339,903	2,008,827
Peapack-Gladstone Financial Corp.	66,136	1,157,380
Penns Woods Bancorp Inc.	28,001	1,172,122
Peoples Bancorp Inc.	79,820	1,682,606
Pinnacle Financial Partners Inc.[a,b]	258,889	6,656,036
Preferred Bank[a,b]	87,438	1,440,978
PrivateBancorp Inc.	479,687	10,174,161
Prosperity Bancshares Inc.	445,475	23,071,150
Renasant Corp.	186,401	4,537,000
Republic Bancorp Inc. Class A	71,660	1,570,787
S&T Bancorp Inc.	219,652	4,305,179
S.Y. Bancorp Inc.	103,167	2,530,687
Sandy Spring Bancorp Inc.	184,487	3,988,609
SCBT Financial Corp.	119,404	6,016,768
Seacoast Banking Corp. of Florida[a]	549,014	1,207,831
Sierra Bancorp	90,290	1,336,292
Simmons First National Corp. Class A	122,021	3,183,528
Southside Bancshares Inc.	131,865	3,148,936
Southwest Bancorp Inc.[a]	145,538	1,921,102
State Bank Financial Corp.	235,904	3,545,637
Stellar One Corp.	171,318	3,366,399
Sterling Bancorp	228,787	2,658,505
Sterling Financial Corp.	251,122	5,971,681
Suffolk Bancorp[a]	85,481	1,396,760
Sun Bancorp Inc. (New Jersey)[a,b]	297,546	1,008,681
Susquehanna Bancshares Inc.	1,378,087	17,708,418
Taylor Capital Group Inc.[a,b]	127,682	2,156,549
Texas Capital Bancshares Inc.[a]	301,401	13,370,148
Tompkins Financial Corp.	106,833	4,827,783
TowneBank	195,220	2,873,638
TriCo Bancshares	118,377	2,524,981
Tristate Capital Holdings Inc.[a]	48,461	666,339
TrustCo Bank Corp. NY	696,235	3,787,518
Trustmark Corp.	496,382	12,201,070
UMB Financial Corp.	239,836	13,351,670
Umpqua Holdings Corp.	827,471	12,420,340
Union First Market Bankshares Corp.	149,396	3,076,064

204

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2013

Security	Shares	Value

United Bankshares Inc.	287,765	$7,611,384
United Community Banks Inc.[a]	318,311	3,953,423
Univest Corp. of Pennsylvania	123,373	2,352,723
ViewPoint Financial Group	295,244	6,144,028
Virginia Commerce Bancorp Inc.[a]	203,436	2,839,967
Walker & Dunlop Inc.[a,b]	121,673	2,129,278
Washington Banking Co.	114,630	1,627,746
Washington Trust Bancorp Inc.	106,958	3,050,442
Webster Financial Corp.	667,063	17,130,178
WesBanco Inc.	191,501	5,061,371
West Bancorporation Inc.	116,637	1,370,485
Westamerica Bancorp	199,409	9,110,997
Western Alliance Bancorp[a,b]	547,408	8,665,469
Wilshire Bancorp Inc.[b]	458,459	3,034,999
Wintrust Financial Corp.	273,745	10,478,959
Yadkin Financial Corp.[a]	106,308	1,492,564

		693,197,588
BEVERAGES — 0.01%
Craft Brew Alliance Inc.[a,b]	48,638	400,777

		400,777
BIOTECHNOLOGY — 0.59%
Alnylam Pharmaceuticals Inc.[a]	24,478	759,063
Arena Pharmaceuticals Inc.[a,b]	191,530	1,474,781
ArQule Inc.[a]	25,431	59,000
Astex Pharmaceuticals Inc.[a]	598,515	2,459,897
Cambrex Corp.[a]	114,312	1,596,939
Celldex Therapeutics Inc.[a]	38,846	606,386
Curis Inc.[a,b]	144,045	459,503
Cytokinetics Inc.[a]	36,791	425,672
Dynavax Technologies Corp.[a,b]	221,514	243,665
Emergent BioSolutions Inc.[a]	167,518	2,415,610
Enzon Pharmaceuticals Inc.	283,459	566,918
Geron Corp.[a,b]	979,317	1,468,975
Harvard Bioscience Inc.[a,b]	178,537	844,480
ImmunoGen Inc.[a,b]	146,188	2,425,259
Immunomedics Inc.[a]	30,339	165,044
InterMune Inc.[a,b]	42,822	411,948
Lexicon Pharmaceuticals Inc.[a,b]	117,601	255,194
Momenta Pharmaceuticals Inc.[a]	57,226	861,824
NPS Pharmaceuticals Inc.[a,b]	264,721	3,997,287
Pacific Biosciences of California Inc.[a,b]	329,500	830,340
Prothena Corp. PLC[a]	87,779	1,133,227
Rigel Pharmaceuticals Inc.[a,b]	644,034	2,151,074
RTI Biologics Inc.[a]	415,883	1,563,720
Spectrum Pharmaceuticals Inc.	443,642	3,309,569
Vical Inc.[a,b]	49,275	154,231
XOMA Corp.[a,b]	56,458	204,942

		30,844,548
BUILDING MATERIALS — 0.71%
Apogee Enterprises Inc.	61,166	1,467,984
Comfort Systems USA Inc.	203,991	3,043,546
Gibraltar Industries Inc.[a]	226,533	3,298,320
Griffon Corp.	329,744	3,709,620
Louisiana-Pacific Corp.[a]	284,269	4,204,338
LSI Industries Inc.	159,684	1,291,844
NCI Building Systems Inc.[a,b]	24,471	374,162
Ply Gem Holdings Inc.[a]	12,246	245,655

Security	Shares	Value

Quanex Building Products Corp.	273,900	$4,612,476
Simpson Manufacturing Co. Inc.	275,023	8,091,177
Texas Industries Inc.[a]	10,931	712,045
Universal Forest Products Inc.	146,846	5,862,092

		36,913,259
CHEMICALS — 1.82%
A. Schulman Inc.	219,814	5,895,411
Aceto Corp.	161,967	2,256,200
Axiall Corp.	515,886	21,966,426
Innospec Inc.	9,379	376,848
Intrepid Potash Inc.	404,398	7,703,782
KMG Chemicals Inc.	11,190	236,109
Kraton Performance Polymers Inc.[a]	240,405	5,096,586
Minerals Technologies Inc.	257,655	10,651,458
Oil-Dri Corp. of America	26,680	732,900
Olin Corp.	198,795	4,755,176
OM Group Inc.[a,b]	220,931	6,831,187
Penford Corp.[a]	59,451	796,049
Quaker Chemical Corp.	73,323	4,546,759
Sensient Technologies Corp.	369,853	14,967,951
Stepan Co.	56,280	3,129,731
Taminco Corp.[a]	13,185	268,842
Zep Inc.	104,253	1,650,325
Zoltek Companies Inc.[a,b]	204,114	2,635,112

		94,496,852
COAL — 0.66%
Alpha Natural Resources Inc.[a]	1,631,891	8,551,109
Arch Coal Inc.	1,568,656	5,929,520
Cloud Peak Energy Inc.[a,b]	449,555	7,408,666
Hallador Energy Co.	64,203	516,834
L&L Energy Inc.[a]	222,128	795,218
SunCoke Energy Inc.[a]	517,195	7,251,074
Walter Energy Inc.	300,595	3,126,188
Westmoreland Coal Co.[a,b]	86,959	976,550

		34,555,159
COMMERCIAL SERVICES — 4.04%
ABM Industries Inc.	403,888	9,899,295
Acacia Research Corp.	259,244	5,794,103
Albany Molecular Research Inc.[a]	171,930	2,040,809
ARC Document Solutions Inc.[a,b]	278,467	1,113,868
Ascent Media Corp. Class Aa	90,884	7,095,314
AVEO Pharmaceuticals Inc.[a]	383,474	958,685
Bridgepoint Education Inc.[a]	135,450	1,649,781
Brink’s Co. (The)	103,137	2,631,025
Career Education Corp.[a,b]	407,805	1,182,635
CBIZ Inc.[a,b]	281,544	1,889,160
CDI Corp.	104,253	1,476,222
Cenveo Inc.[a,b]	197,502	420,679
Consolidated Graphics Inc.[a,b]	53,487	2,514,424
Convergys Corp.	776,490	13,534,221
Corinthian Colleges Inc.[a,b]	587,416	1,315,812
CRA International Inc.[a]	78,699	1,453,571
Cross Country Healthcare Inc.[a]	200,906	1,036,675
Deluxe Corp.	131,569	4,558,866
Electro Rent Corp.	67,012	1,125,131
Ennis Inc.	194,090	3,355,816
Franklin Covey Co.[a]	21,315	286,900

205

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2013

Security	Shares	Value

FTI Consulting Inc.[a,b]	297,897	$9,797,832
Global Cash Access Inc.[a]	489,398	3,063,631
Great Lakes Dredge & Dock Corp.	399,431	3,123,550
Green Dot Corp. Class Aa	190,666	3,803,787
Hackett Group Inc. (The)	133,979	695,351
Heidrick & Struggles International Inc.	134,179	2,243,473
Huron Consulting Group Inc.[a]	149,337	6,905,343
ICF International Inc.[a,b]	145,722	4,591,700
Intersections Inc.	69,901	613,032
JTH Holding Inc. Class Aa	3,082	50,083
Kelly Services Inc. Class A	198,851	3,473,927
Kforce Inc.	19,169	279,867
Korn/Ferry International[a]	359,787	6,742,408
Lincoln Educational Services Corp.	123,114	648,811
Live Nation Entertainment Inc.[a,b]	1,040,139	16,122,154
Mac-Gray Corp.	78,903	1,120,423
Matthews International Corp. Class A	114,275	4,308,167
McGrath RentCorp	96,257	3,288,139
MoneyGram International Inc.[a,b]	118,857	2,692,111
Monster Worldwide Inc.[a,b]	861,291	4,228,939
Multi-Color Corp.	35,490	1,076,767
National Research Corp. Class Aa	43,960	791,280
Navigant Consulting Inc.[a]	372,765	4,473,180
Odyssey Marine Exploration Inc.[a]	40,797	120,759
Pendrell Corp.[a,b]	1,020,990	2,674,994
PHH Corp.[a,b]	421,995	8,600,258
PRGX Global Inc.[a]	213,200	1,170,468
Quad Graphics Inc.	184,664	4,450,402
Rent-A-Center Inc.	427,412	16,049,321
Resources Connection Inc.	301,504	3,497,446
RPX Corp.[a]	206,149	3,463,303
Standard Parking Corp.[a]	40,087	860,267
Steiner Leisure Ltd.[a]	74,269	3,925,859
Stewart Enterprises Inc. Class A	50,331	658,833
Swisher Hygiene Inc.[a,b]	838,256	720,816
TeleTech Holdings Inc.[a,b]	51,513	1,206,950
TMS International Corp. Class A	56,820	842,641
Tree.com Inc.	19,977	342,406
Universal Technical Institute Inc.	156,794	1,619,682
Valassis Communications Inc.	286,952	7,056,150
Viad Corp.	150,136	3,681,335

		210,408,837
COMPUTERS — 1.41%
Agilysys Inc.[a]	105,089	1,186,455
CACI International Inc. Class Aa,b	170,489	10,824,347
CIBER Inc.[a]	551,362	1,841,549
Cray Inc.[a]	142,914	2,806,831
Electronics For Imaging Inc.[a]	158,849	4,493,838
Fusion-io Inc.[a]	168,043	2,392,932
Hutchinson Technology Inc.[a]	173,002	818,299
Imation Corp.[a,b]	265,420	1,122,727
Immersion Corp.[a]	19,036	252,227
Insight Enterprises Inc.[a]	321,644	5,705,965
Keyw Holding Corp. (The)[a,b]	144,422	1,913,592
Mentor Graphics Corp.	704,830	13,779,426
Mercury Systems Inc.[a,b]	238,912	2,202,769
Quantum Corp.[a,b]	1,569,070	2,149,626
RadiSys Corp.[a,b]	186,139	895,329
RealD Inc.[a]	44,538	619,078
Spansion Inc. Class Aa	349,455	4,375,177
STEC Inc.[a]	248,934	1,672,836

Security	Shares	Value

Super Micro Computer Inc.[a]	235,446	$2,505,145
Sykes Enterprises Inc.[a]	290,241	4,574,198
Unisys Corp.[a,b]	309,885	6,839,162
Vocera Communications Inc.[a,b]	23,990	352,653

		73,324,161
COSMETICS & PERSONAL CARE — 0.07%
Elizabeth Arden Inc.[a,b]	28,787	1,297,430
Inter Parfums Inc.	36,488	1,040,638
Revlon Inc. Class Aa,b	56,243	1,240,720

		3,578,788
DISTRIBUTION & WHOLESALE — 0.74%
Core-Mark Holding Co. Inc.	73,279	4,653,216
Houston Wire & Cable Co.	89,886	1,244,022
Navarre Corp.[a]	295,983	816,913
Owens & Minor Inc.	368,804	12,476,639
Rentrak Corp.[a,b]	4,553	91,379
ScanSource Inc.[a]	206,068	6,594,176
Titan Machinery Inc.[a]	127,187	2,496,681
United Stationers Inc.	299,752	10,056,680

		38,429,706
DIVERSIFIED FINANCIAL SERVICES — 2.32%
Aircastle Ltd.[b]	299,538	4,789,613
Altisource Residential Corp.[a]	185,219	3,091,305
Arlington Asset Investment Corp. Class A	103,214	2,759,942
Calamos Asset Management Inc. Class A	146,720	1,540,560
California First National Bancorp[b]	17,062	281,523
CIFC Corp.[a,b]	58,218	439,546
Consumer Portfolio Services Inc.[a]	53,952	396,008
Cowen Group Inc. Class Aa	721,755	2,093,089
DFC Global Corp.[a]	299,257	4,132,739
Doral Financial Corp.[a]	1,044,778	867,166
Encore Capital Group Inc.[a,b]	37,767	1,250,465
FBR & Co.[a]	67,084	1,694,542
Federal Agricultural Mortgage Corp. Class C NVS	76,169	2,199,761
First Marblehead Corp. (The)[a,b]	675,001	796,501
GAIN Capital Holdings Inc.	81,350	513,318
Garrison Capital Inc.	44,389	684,478
GFI Group Inc.	530,499	2,074,251
Home Loan Servicing Solutions Ltd.[b]	420,199	10,072,170
Horizon Technology Finance Corp.	60,811	835,543
Imperial Holdings Inc.[a]	127,512	873,457
INTL FCStone Inc.[a,b]	71,306	1,244,290
Investment Technology Group Inc.[a]	275,031	3,844,933
Janus Capital Group Inc.	1,102,790	9,384,743
JMP Group Inc.	119,354	792,511
Knight Capital Group Inc. Class Aa	1,260,663	4,525,780
Manning & Napier Inc.	101,177	1,796,904
Marlin Business Services Corp.	60,746	1,383,794
Medley Capital Corp.	212,136	2,880,807
National Financial Partners Corp.[a]	296,545	7,505,554
Nelnet Inc. Class A	169,077	6,101,989
NewStar Financial Inc.[a,b]	193,977	2,583,774
Nicholas Financial Inc.	75,977	1,148,772
Oppenheimer Holdings Inc. Class A	73,257	1,394,813
PennyMac Financial Services Inc. Class Aa,c	94,439	2,008,718
Piper Jaffray Companies Inc.[a]	127,556	4,032,045
Regional Management Corp.[a]	19,423	485,575

206

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2013

Security	Shares	Value

Stifel Financial Corp.[a,b]	469,835	$16,759,014
SWS Group Inc.[a]	217,475	1,185,239
Teton Advisors Inc. Class Bb	653	13,060
Walter Investment Management Corp.[a]	272,621	9,217,316
WhiteHorse Finance Inc.[b]	51,025	803,644
ZAIS Financial Corp.	3,799	69,028

		120,548,280
ELECTRIC — 4.14%
Ameresco Inc. Class Aa,b	144,518	1,302,107
ALLETE Inc.	295,052	14,708,342
Atlantic Power Corp.	885,533	3,489,000
Avista Corp.	442,851	11,965,834
Black Hills Corp.	328,465	16,012,669
Cleco Corp.	446,724	20,741,395
Dynegy Inc.[a]	739,064	16,665,893
El Paso Electric Co.	297,195	10,493,956
Empire District Electric Co. (The)	315,347	7,035,392
EnerNOC Inc.[a,b]	126,935	1,683,158
Genie Energy Ltd. Class B	95,407	872,974
IDACORP Inc.	371,258	17,731,282
MGE Energy Inc.	170,898	9,358,375
NorthWestern Corp.	279,997	11,171,880
Ormat Technologies Inc.	130,557	3,070,701
Otter Tail Corp.	268,046	7,612,506
Pike Electric Corp.	87,609	1,077,591
PNM Resources Inc.	588,700	13,063,253
Portland General Electric Co.	559,314	17,109,415
UIL Holdings Corp.	374,702	14,332,352
Unitil Corp.	102,450	2,958,756
UNS Energy Corp.	287,417	12,856,162

		215,312,993
ELECTRICAL COMPONENTS & EQUIPMENT — 0.86%
Advanced Energy Industries Inc.[a]	17,982	313,067
American Superconductor Corp.[a,b]	329,271	869,275
Belden Inc.	37,339	1,864,336
Encore Wire Corp.	133,809	4,562,887
EnerSys Inc.	239,363	11,738,361
General Cable Corp.	340,180	10,460,535
GrafTech International Ltd.[a]	863,634	6,287,256
Insteel Industries Inc.	8,388	146,958
Littelfuse Inc.	15,846	1,182,270
Powell Industries Inc.[a]	68,046	3,514,576
Power-One Inc.[a,b]	495,667	3,132,615
Revolution Lighting Technologies Inc.[a]	13,592	54,368
Vicor Corp.[a]	130,660	895,021

		45,021,525
ELECTRONICS — 2.30%
American Science and Engineering Inc.	51,772	2,899,232
Analogic Corp.	49,946	3,637,567
Bel Fuse Inc. Class B	72,895	980,438
Benchmark Electronics Inc.[a]	401,876	8,077,708
Brady Corp. Class A	341,458	10,493,004
Checkpoint Systems Inc.[a]	303,189	4,302,252
Coherent Inc.	27,161	1,495,756
CTS Corp.	252,656	3,446,228
Electro Scientific Industries Inc.	176,113	1,894,976
ESCO Technologies Inc.	139,899	4,529,930

Security	Shares	Value

FARO Technologies Inc.[a]	11,367	$384,432
GSI Group Inc.[a,b]	224,315	1,803,493
II-VI Inc.[a]	377,362	6,135,906
Itron Inc.[a]	292,177	12,397,070
Kemet Corp.[a,b]	332,006	1,364,545
Measurement Specialties Inc.[a]	13,798	642,021
Methode Electronics Inc.	120,239	2,045,265
Multi-Fineline Electronix Inc.[a,b]	64,868	960,695
Newport Corp.[a]	288,829	4,023,388
OSI Systems Inc.[a]	10,901	702,242
Park Electrochemical Corp.	153,993	3,697,372
Plexus Corp.[a]	252,045	7,533,625
Rofin-Sinar Technologies Inc.[a]	194,346	4,846,989
Rogers Corp.[a,b]	77,469	3,665,833
Sanmina Corp.[a]	611,840	8,779,904
Sparton Corp.[a]	75,563	1,302,706
Stoneridge Inc.[a]	33,051	384,714
TTM Technologies Inc.[a]	398,840	3,350,256
Viasystems Group Inc.[a,b]	24,848	286,497
Vishay Precision Group Inc.[a,b]	91,732	1,388,823
Watts Water Technologies Inc. Class A	195,056	8,843,839
Zagg Inc.[a]	227,220	1,215,627
Zygo Corp.[a,b]	122,967	1,944,108

		119,456,441
ENERGY — ALTERNATE SOURCES — 0.14%
FutureFuel Corp.	121,925	1,727,677
Green Plains Renewable Energy Inc.[a,b]	190,944	2,543,374
Renewable Energy Group Inc.[a,b]	123,964	1,764,008
REX American Resources Corp.[a,b]	36,673	1,055,082

		7,090,141
ENGINEERING & CONSTRUCTION — 1.16%
Aegion Corp.[a,b]	255,320	5,747,253
Argan Inc.	103,278	1,611,137
Dycom Industries Inc.[a]	153,712	3,556,896
EMCOR Group Inc.	496,020	20,163,213
Engility Holdings Inc.[a]	126,869	3,605,617
Granite Construction Inc.	286,870	8,537,251
Layne Christensen Co.[a,b]	147,228	2,872,418
Michael Baker Corp.	64,381	1,745,369
MYR Group Inc.[a]	155,065	3,016,014
National Technical Systems Inc.[a]	7,383	103,288
Orion Marine Group Inc.[a]	201,391	2,434,817
Sterling Construction Co. Inc.[a,b]	112,590	1,020,065
Tutor Perini Corp.[a,b]	274,018	4,956,986
VSE Corp.	30,720	1,261,671

		60,631,995
ENTERTAINMENT — 0.53%
Carmike Cinemas Inc.[a,b]	94,815	1,835,618
International Speedway Corp. Class A	205,750	6,474,952
Isle of Capri Casinos Inc.[a,b]	156,298	1,172,235
Marriott Vacations Worldwide Corp.[a]	215,447	9,315,928
National CineMedia Inc.	295,148	4,985,050
Pinnacle Entertainment Inc.[a]	31,928	628,024
Reading International Inc. Class Aa,b	128,857	819,531
Scientific Games Corp. Class Aa	88,918	1,000,328
Speedway Motorsports Inc.	86,367	1,502,786

		27,734,452

207

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2013

Security	Shares	Value

ENVIRONMENTAL CONTROL — 0.56%
Casella Waste Systems Inc. Class Aa,b	26,836	$115,663
CECO Environmental Corp.	12,446	153,086
Darling International Inc.[a]	639,452	11,932,174
Energy Recovery Inc.[a,b]	185,470	765,991
GSE Holding Inc.[a]	59,015	341,697
Heritage-Crystal Clean Inc.[a]	5,484	80,121
Met-Pro Corp.	106,963	1,437,583
Nuverra Environmental Solutions Inc.[a,b]	998,330	2,895,157
Tetra Tech Inc.[a,b]	442,918	10,413,002
TRC Companies Inc.[a]	119,589	837,123

		28,971,597
FOOD — 1.65%
Boulder Brands Inc.[a,b]	23,303	280,801
Cal-Maine Foods Inc.	15,905	739,742
Chiquita Brands International Inc.[a,b]	343,387	3,749,786
Diamond Foods Inc.[a,b]	164,502	3,413,417
Dole Food Co. Inc.[a,b]	379,469	4,838,230
Fairway Group Holdings Corp.[a]	67,876	1,640,563
Fresh Del Monte Produce Inc.[b]	280,114	7,809,578
Harris Teeter Supermarkets Inc.	323,905	15,178,188
Ingles Markets Inc. Class A	94,017	2,373,929
John B. Sanfilippo & Son Inc.	63,037	1,270,826
Nash-Finch Co.	91,235	2,008,082
Post Holdings Inc.[a]	241,462	10,542,231
Seaboard Corp.	1,988	5,383,504
Seneca Foods Corp. Class Aa,b	60,823	1,866,050
Snyders-Lance Inc.	298,319	8,475,243
Spartan Stores Inc.	161,820	2,983,961
SUPERVALU Inc.	395,578	2,460,495
Tootsie Roll Industries Inc.	9,113	289,611
TreeHouse Foods Inc.[a]	93,212	6,109,114
Village Super Market Inc. Class A	16,326	540,227
Weis Markets Inc.	81,672	3,680,957

		85,634,535
FOREST PRODUCTS & PAPER — 0.64%
Boise Inc.	745,612	6,367,526
Buckeye Technologies Inc.	287,410	10,645,666
Clearwater Paper Corp.[a]	35,113	1,652,418
Neenah Paper Inc.	105,709	3,358,375
Orchids Paper Products Co.	5,654	148,418
P.H. Glatfelter Co.	34,256	859,826
Resolute Forest Products Inc.[a,b]	515,953	6,795,101
Schweitzer-Mauduit International Inc.	64,225	3,203,543
Wausau Paper Corp.	23,655	269,667

		33,300,540
GAS — 1.91%
Chesapeake Utilities Corp.	71,062	3,658,982
Delta Natural Gas Co. Inc.	50,634	1,075,973
Laclede Group Inc. (The)	241,299	11,017,712
New Jersey Resources Corp.	308,762	12,822,886
Northwest Natural Gas Co.	199,172	8,460,827
Piedmont Natural Gas Co.	558,147	18,831,880
South Jersey Industries Inc.	192,040	11,025,016
Southwest Gas Corp.	342,404	16,021,083
WGL Holdings Inc.	382,144	16,516,264

		99,430,623

Security	Shares	Value

HAND & MACHINE TOOLS — 0.04%
Franklin Electric Co. Inc.	18,381	$618,521
Hardinge Inc.	87,032	1,286,333

		1,904,854
HEALTH CARE — PRODUCTS — 1.37%
Affymetrix Inc.[a,b]	529,373	2,350,416
Alphatec Holdings Inc.[a,b]	458,180	939,269
AngioDynamics Inc.[a,b]	182,744	2,061,352
ArthroCare Corp.[a]	37,722	1,302,541
Biolase Inc.[a]	19,933	71,360
Chindex International Inc.[a,b]	68,660	1,113,665
CONMED Corp.	204,959	6,402,919
CryoLife Inc.	186,785	1,169,274
Cutera Inc.[a]	108,459	954,439
Cynosure Inc. Class Aa	92,864	2,412,607
Exactech Inc.[a]	55,467	1,095,473
Greatbatch Inc.[a,b]	176,645	5,792,190
Hanger Inc.[a,b]	145,279	4,595,175
ICU Medical Inc.[a,b]	8,898	641,190
Integra LifeSciences Holdings Corp.[a,b]	67,396	2,468,715
Invacare Corp.	240,606	3,455,102
Medical Action Industries Inc.[a]	64,728	498,406
Merit Medical Systems Inc.[a,b]	314,490	3,506,564
Natus Medical Inc.[a]	92,746	1,265,983
Navidea Biopharmaceuticals Inc.[a]	131,688	351,607
NuVasive Inc.[a]	256,938	6,369,493
OraSure Technologies Inc.[a]	410,406	1,592,375
Orthofix International NVa	143,772	3,867,467
PhotoMedex Inc.[a]	71,128	1,133,780
Rockwell Medical Technologies Inc.[a,b]	243,420	878,746
Solta Medical Inc.[a,b]	524,319	1,195,447
Staar Surgical Co.[a]	18,196	184,689
Symmetry Medical Inc.[a]	275,496	2,319,676
Tornier NVa,b	192,195	3,363,413
Wright Medical Group Inc.[a,b]	300,741	7,882,422

		71,235,755
HEALTH CARE — SERVICES — 1.33%
Addus HomeCare Corp.[a]	35,993	710,502
Alliance HealthCare Services Inc.[a]	22,350	349,554
Almost Family Inc.	61,498	1,168,462
Amedisys Inc.[a,b]	232,549	2,702,219
AmSurg Corp.[a]	167,414	5,876,231
Assisted Living Concepts Inc. Class A	150,453	1,799,418
Ensign Group Inc. (The)	7,184	253,021
Five Star Quality Care Inc.[a,b]	316,699	1,776,681
HealthSouth Corp.[a,b]	105,074	3,026,131
Healthways Inc.[a]	86,944	1,511,087
Kindred Healthcare Inc.[a,b]	399,379	5,243,846
LHC Group Inc.[a,b]	89,125	1,745,068
Magellan Health Services Inc.[a]	200,081	11,220,543
National Healthcare Corp.	79,494	3,799,813
Select Medical Holdings Corp.	359,588	2,948,622
Skilled Healthcare Group Inc. Class Aa,b	10,725	71,643
Triple-S Management Corp. Class Ba	165,219	3,547,252
Universal American Corp.	283,914	2,523,995

208

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2013

Security	Shares	Value

USMD Holdings Inc.	7,997	$236,631
Vanguard Health Systems Inc.[a]	35,076	727,476
WellCare Health Plans Inc.[a]	321,223	17,843,938

		69,082,133
HOLDING COMPANIES — DIVERSIFIED — 2.32%
Apollo Investment Corp.	1,660,996	12,856,109
BlackRock Kelso Capital Corp.[c]	547,637	5,125,882
Capital Southwest Corp.	24,862	3,426,729
Fifth Street Finance Corp.	892,473	9,326,343
Gladstone Capital Corp.	156,509	1,278,679
Gladstone Investment Corp.	195,676	1,438,219
Golub Capital BDC Inc.[b]	256,140	4,482,450
Harbinger Group Inc.[a,b]	244,041	1,840,069
Horizon Pharma Inc.[a,b]	184,310	453,403
KCAP Financial Inc.[b]	208,943	2,352,698
Main Street Capital Corp.	240,294	6,653,741
MCG Capital Corp.	526,307	2,742,059
Medallion Financial Corp.	137,637	1,914,531
MVC Capital Inc.	177,932	2,240,164
National Bank Holdings Corp. Class A	386,283	7,609,775
New Mountain Finance Corp.[b]	231,514	3,278,238
NGP Capital Resources Co.	155,353	952,314
PennantPark Floating Rate Capital Ltd.	76,147	1,076,719
PennantPark Investment Corp.	491,113	5,426,799
Prospect Capital Corp.	1,797,739	19,415,581
Resource America Inc. Class A	89,689	762,356
Solar Capital Ltd.	332,626	7,680,334
Solar Senior Capital Ltd.	88,857	1,635,857
Stellus Capital Investment Corp.[b]	89,058	1,340,323
TCP Capital Corp.	192,003	3,219,890
THL Credit Inc.	194,487	2,954,258
TICC Capital Corp.	393,917	3,789,482
Triangle Capital Corp.	203,710	5,604,062

		120,877,064
HOME BUILDERS — 0.51%
Beazer Homes USA Inc.[a,b]	81,401	1,426,146
Cavco Industries Inc.[a]	5,077	256,135
Hovnanian Enterprises Inc. Class Aa,b	246,709	1,384,037
M.D.C. Holdings Inc.	230,398	7,490,239
M/I Homes Inc.[a,b]	128,281	2,945,332
Meritage Homes Corp.[a]	46,754	2,027,253
Standard-Pacific Corp.[a]	1,095,355	9,124,307
TRI Pointe Homes Inc.[a,b]	107,349	1,779,846

		26,433,295
HOME FURNISHINGS — 0.50%
Bassett Furniture Industries Inc.	80,182	1,245,226
Daktronics Inc.	213,584	2,191,372
Ethan Allen Interiors Inc.	25,860	744,768
Flexsteel Industries	36,229	883,263
Hooker Furniture Corp.[b]	80,384	1,307,044
Kimball International Inc. Class B	241,124	2,341,314
La-Z-Boy Inc.	286,331	5,803,929
Select Comfort Corp.[a]	24,678	618,431
Skullcandy Inc.[a]	133,247	727,529
TiVo Inc.[a,b]	500,551	5,531,088
Universal Electronics Inc.[a]	99,967	2,812,072
VOXX International Corp.[a,b]	138,014	1,693,432

		25,899,468

Security	Shares	Value

HOUSEHOLD PRODUCTS & WARES — 0.42%
A.T. Cross Co. Class Aa	8,921	$151,211
ACCO Brands Corp.[a,b]	839,090	5,336,612
American Greetings Corp. Class A	223,044	4,063,862
Central Garden & Pet Co. Class Aa	270,714	1,867,927
CSS Industries Inc.	62,607	1,560,792
Helen of Troy Ltd.[a]	235,778	9,046,802

		22,027,206
HOUSEWARES — 0.02%
Lifetime Brands Inc.	75,481	1,025,032

		1,025,032
INSURANCE — 4.58%
Ambac Financial Group Inc.[a]	263,738	6,284,877
American Equity Investment Life Holding Co.[b]	437,190	6,863,883
American Safety Insurance Holdings Ltd.[a]	65,556	1,897,846
Amerisafe Inc.	135,908	4,402,060
AmTrust Financial Services Inc.[b]	40,213	1,435,604
Argo Group International Holdings Ltd.[b]	133,794	5,671,528
Baldwin & Lyons Inc. Class B	68,231	1,656,649
Citizens Inc.[a,b]	321,038	1,919,807
CNO Financial Group Inc.	1,641,987	21,280,152
Crawford & Co. Class B	122,242	687,000
Donegal Group Inc. Class A	54,493	761,267
Eastern Insurance Holdings Inc.	38,713	725,869
EMC Insurance Group Inc.	33,169	871,018
Employers Holdings Inc.	68,844	1,683,236
Enstar Group Ltd.[a]	45,623	6,066,947
FBL Financial Group Inc. Class A	65,630	2,855,561
First American Financial Corp.	799,535	17,621,751
Fortegra Financial Corp.[a,b]	50,016	343,610
Global Indemnity PLC[a]	69,414	1,634,700
Greenlight Capital Re Ltd. Class Aa,b	157,600	3,865,928
Hallmark Financial Services Inc.[a,b]	99,359	908,141
Hilltop Holdings Inc.[a,b]	458,608	7,521,171
Horace Mann Educators Corp.	293,323	7,151,215
Independence Holding Co.	58,254	688,562
Infinity Property and Casualty Corp.	43,265	2,585,516
Investors Title Co.	9,756	692,091
Kansas City Life Insurance Co.	29,149	1,115,532
Maiden Holdings Ltd.	320,424	3,595,157
Meadowbrook Insurance Group Inc.	347,689	2,791,943
MGIC Investment Corp.[a,b]	1,078,320	6,545,402
Montpelier Re Holdings Ltd.[b]	341,990	8,553,170
National Interstate Corp.	35,668	1,043,289
National Western Life Insurance Co. Class A	16,277	3,090,188
Navigators Group Inc. (The)[a]	76,553	4,366,583
OneBeacon Insurance Group Ltd. Class A	168,581	2,441,053
Phoenix Companies Inc. (The)[a,b]	42,882	1,843,926
Platinum Underwriters Holdings Ltd.	234,707	13,429,935
Primerica Inc.	421,174	15,768,755
Radian Group Inc.	928,828	10,792,981
RLI Corp.	157,304	12,019,599
Safety Insurance Group Inc.	95,192	4,617,764
Selective Insurance Group Inc.	410,414	9,447,730
State Auto Financial Corp.	110,499	2,007,767

209

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2013

Security	Shares	Value

Stewart Information Services Corp.	157,459	$4,123,851
Symetra Financial Corp.	602,217	9,629,450
Tower Group International Ltd.[b]	392,632	8,052,882
United Fire Group Inc.	139,441	3,462,320
Universal Insurance Holdings Inc.	196,275	1,389,627

		238,204,893
INTERNET — 1.08%
1-800-FLOWERS.COM Inc.[a]	42,866	265,341
Active Network Inc. (The)[a]	398,988	3,020,339
Angie’s List Inc.[a]	135,812	3,605,809
Bankrate Inc.[a,b]	341,769	4,907,803
Bazaarvoice Inc.[a]	158,065	1,488,972
Blucora Inc.[a,b]	111,777	2,072,346
Boingo Wireless Inc.[a]	137,157	851,745
CyrusOne Inc.	141,732	2,939,522
Dealertrack Technologies Inc.[a,b]	35,350	1,252,451
ePlus Inc.	26,045	1,559,835
Global Sources Ltd.[a,b]	131,388	881,614
ICG Group Inc.[a,b]	262,895	2,997,003
Internap Network Services Corp.[a,b]	396,061	3,275,424
IntraLinks Holdings Inc.[a]	283,766	2,060,141
Keynote Systems Inc.	120,262	2,376,377
Limelight Networks Inc.[a,b]	394,812	888,327
Lionbridge Technologies Inc.[a]	27,109	78,616
magicJack VocalTec Ltd.[a,b]	44,832	636,166
ModusLink Global Solutions Inc.[a,b]	273,412	869,450
PCTEL Inc.	116,795	990,422
Perficient Inc.[a]	215,136	2,869,914
QuinStreet Inc.[a,b]	231,669	1,999,303
RealNetworks Inc.[a]	172,740	1,305,914
Responsys Inc.[a]	20,672	295,816
Safeguard Scientifics Inc.[a,b]	154,842	2,485,214
Shutterstock Inc.[a,b]	17,036	950,268
TechTarget Inc.[a,b]	104,549	467,334
TeleCommunication Systems Inc.[a]	351,584	819,191
Towerstream Corp.[a]	113,832	290,272
United Online Inc.	683,707	5,182,499
Unwired Planet Inc.[a,b]	37,355	72,842
Vasco Data Security International Inc.[a,b]	125,465	1,042,614
Vocus Inc.[a]	126,381	1,329,528

		56,128,412
IRON & STEEL — 0.43%
AK Steel Holding Corp.[b]	1,007,428	3,062,581
Commercial Metals Co.	863,812	12,758,503
Schnitzer Steel Industries Inc. Class A	179,964	4,207,558
Shiloh Industries Inc.	50,767	530,008
Universal Stainless & Alloy Products Inc.[a,b]	53,450	1,575,706

		22,134,356
LEISURE TIME — 0.52%
Black Diamond Inc.[a,b]	167,533	1,574,810
Brunswick Corp.	36,096	1,153,267
Callaway Golf Co.	525,391	3,457,073
Johnson Outdoors Inc. Class Aa,b	36,614	911,688
Life Time Fitness Inc.[a]	150,482	7,540,653
Town Sports International Holdings Inc.	177,518	1,911,869
WMS Industries Inc.[a]	404,811	10,326,729

		26,876,089

Security	Shares	Value

LODGING — 0.25%
Ameristar Casinos Inc.	35,002	$920,203
Caesars Entertainment Corp.[a,b]	35,296	483,555
Marcus Corp.	136,824	1,740,401
Monarch Casino & Resort Inc.[a,b]	29,378	495,313
Morgans Hotel Group Co.[a,b]	115,945	934,517
Orient-Express Hotels Ltd. Class Aa	708,023	8,609,560

		13,183,549
MACHINERY — 0.72%
Alamo Group Inc.	52,319	2,135,662
Albany International Corp. Class A	175,212	5,778,492
Applied Industrial Technologies Inc.	24,890	1,202,934
Astec Industries Inc.	150,564	5,162,839
Briggs & Stratton Corp.	355,996	7,048,721
Columbus McKinnon Corp.[a]	123,573	2,634,576
ExOne Co. (The)[a,b]	6,304	389,083
Flow International Corp.[a,b]	293,108	1,081,568
Gerber Scientific Inc. Escrow[a,d]	173,399	1,734
Global Power Equipment Group Inc.	129,743	2,091,457
Gorman-Rupp Co. (The)	31,758	1,011,175
Hurco Companies Inc.[b]	48,092	1,383,607
Kadant Inc.	82,820	2,498,679
NACCO Industries Inc. Class A	36,606	2,096,792
Tecumseh Products Co. Class Aa	136,580	1,492,819
Twin Disc Inc.	61,483	1,457,147

		37,467,285
MANUFACTURING — 1.16%
Actuant Corp. Class A	540,897	17,833,374
American Railcar Industries Inc.	69,842	2,340,405
Barnes Group Inc.	397,221	11,912,658
Chase Corp.	32,467	725,962
EnPro Industries Inc.[a,b]	78,090	3,963,848
Fabrinet[a,b]	209,541	2,933,574
FreightCar America Inc.	89,611	1,522,491
Handy & Harman Ltd.[a,b]	4,945	88,417
LSB Industries Inc.[a]	63,863	1,942,074
Lydall Inc.[a]	125,916	1,838,374
Movado Group Inc.	123,151	4,166,198
Myers Industries Inc.	180,673	2,711,902
NL Industries Inc.	55,768	630,178
PMFG Inc.[a,b]	154,699	1,070,517
Standex International Corp.	75,474	3,981,254
Tredegar Corp.	115,169	2,959,843

		60,621,069
MEDIA — 1.24%
A.H. Belo Corp. Class A	139,596	957,629
Beasley Broadcast Group Inc. Class A	30,657	256,906
Belo Corp. Class A	514,630	7,179,088
Central European Media Enterprises Ltd. Class Aa,b	565,877	1,873,053
Courier Corp.	84,609	1,208,217
Crown Media Holdings Inc. Class Aa,b	202,084	499,147
Cumulus Media Inc. Class Aa,b	124,659	422,594
Daily Journal Corp.[a,b]	6,755	763,315
Demand Media Inc.[a,b]	267,492	1,604,952
Dex Media Inc.[a]	126,618	2,224,678
Digital Generation Inc.[a,b]	178,855	1,318,161

210

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2013

Security	Shares	Value

E.W. Scripps Co. (The) Class Aa	231,085	$3,600,304
Entercom Communications Corp. Class Aa,b	176,727	1,668,303
Gray Television Inc.[a]	346,787	2,496,866
Journal Communications Inc. Class Aa	325,953	2,441,388
Lin TV Corp. Class Aa,b	80,108	1,225,652
Martha Stewart Living Omnimedia Inc. Class Aa	239,632	577,513
McClatchy Co. (The) Class Aa,b	89,834	204,822
Media General Inc. Class Aa	144,851	1,597,707
Meredith Corp.	263,981	12,591,894
New York Times Co. (The) Class Aa,b	953,483	10,545,522
Saga Communications Inc. Class Ab	25,771	1,183,147
Salem Communications Corp. Class A	86,015	644,252
Scholastic Corp.	195,396	5,723,149
World Wrestling Entertainment Inc. Class A	190,459	1,963,632

		64,771,891
METAL FABRICATE & HARDWARE — 0.72%
A.M. Castle & Co.[a,b]	129,367	2,038,824
Ampco-Pittsburgh Corp.	63,367	1,189,399
CIRCOR International Inc.	122,257	6,217,991
Dynamic Materials Corp.	101,127	1,669,607
Furmanite Corp.[a,b]	104,179	696,958
Global Brass & Copper Holdings Inc.[a]	46,229	612,072
Haynes International Inc.	91,150	4,363,350
Kaydon Corp.	237,944	6,555,357
L.B. Foster Co. Class A	75,141	3,243,837
NN Inc.	126,801	1,446,799
Northwest Pipe Co.[a]	69,746	1,945,913
Olympic Steel Inc.	49,710	1,217,895
RTI International Metals Inc.[a,b]	231,566	6,416,694

		37,614,696
MINING — 1.20%
Allied Nevada Gold Corp.[a]	767,806	4,975,383
AMCOL International Corp.	126,758	4,016,961
Century Aluminum Co.[a,b]	381,673	3,541,925
Coeur Mining Inc.[a]	468,749	6,234,362
General Moly Inc.[a,b]	423,093	791,184
Globe Specialty Metals Inc.	449,821	4,889,554
Hecla Mining Co.[b]	2,108,067	6,282,040
Horsehead Holding Corp.[a,b]	330,727	4,236,613
Kaiser Aluminum Corp.	139,707	8,653,451
Materion Corp.	71,941	1,948,882
Midway Gold Corp.[a]	86,250	81,334
Molycorp Inc.[a]	916,507	5,682,343
Noranda Aluminium Holding Corp.	249,200	804,916
Stillwater Mining Co.[a,b]	872,813	9,374,012
United States Lime & Minerals Inc.[a,b]	899	46,973
Ur-Energy Inc.	716,707	960,387

		62,520,320
OFFICE FURNISHINGS — 0.20%
CompX International Inc.	13,301	185,682
HNI Corp.	18,355	662,065
Knoll Inc.	115,369	1,639,394
Steelcase Inc. Class A	552,123	8,049,953

		10,537,094

Security	Shares	Value

OIL & GAS — 3.04%
Adams Resources & Energy Inc.	14,604	$1,006,070
Alon USA Energy Inc.	172,004	2,487,178
Apco Oil and Gas International Inc.[a]	56,872	655,734
Approach Resources Inc.[a]	113,662	2,792,675
Arabian American Development Co.[a]	12,335	107,315
Berry Petroleum Co. Class A	264,698	11,202,019
Bill Barrett Corp.[a,b]	255,844	5,173,166
BPZ Resources Inc.[a,b]	870,722	1,558,592
Callon Petroleum Co.[a,b]	295,939	997,314
Carrizo Oil & Gas Inc.[a]	42,977	1,217,538
Clayton Williams Energy Inc.[a,b]	43,517	1,892,989
Comstock Resources Inc.	356,920	5,614,352
Contango Oil & Gas Co.	78,053	2,634,289
Crimson Exploration Inc.[a]	183,358	517,070
Delek US Holdings Inc.	94,675	2,724,746
Emerald Oil Inc.[a,b]	270,182	1,853,449
Endeavour International Corp.[a,b]	348,103	1,336,716
Energy XXI (Bermuda) Ltd.[b]	586,638	13,011,631
EPL Oil & Gas Inc.[a,b]	149,315	4,383,888
Equal Energy Ltd.	263,124	1,063,021
EXCO Resources Inc.	488,482	3,732,002
Forest Oil Corp.[a,b]	767,045	3,137,214
Halcon Resources Corp.[a,b]	1,529,515	8,672,350
Hercules Offshore Inc.[a]	1,178,663	8,297,788
Magnum Hunter Resources Corp.[a,b]	871,535	3,181,103
Matador Resources Co.[a]	366,047	4,385,243
Midstates Petroleum Co. Inc.[a,b]	245,320	1,327,181
Miller Energy Resources Inc.[a,b]	229,204	916,816
Northern Oil and Gas Inc.[a]	471,409	6,288,596
Panhandle Oil and Gas Inc.	3,503	99,836
Parker Drilling Co.[a]	880,374	4,384,263
PDC Energy Inc.[a]	224,242	11,543,978
Penn Virginia Corp.	420,016	1,974,075
PetroCorp Inc. Escrow[a,d]	19,086	—
PetroQuest Energy Inc.[a]	28,247	111,858
Quicksilver Resources Inc.[a,b]	765,175	1,285,494
Resolute Energy Corp.[a,b]	500,381	3,993,040
Sanchez Energy Corp.[a]	196,467	4,510,882
Stone Energy Corp.[a,b]	369,299	8,135,657
Swift Energy Co.[a,b]	320,446	3,842,148
Triangle Petroleum Corp.[a,b]	278,016	1,948,892
VAALCO Energy Inc.[a]	212,712	1,216,713
Vantage Drilling Co.[a,b]	1,485,459	3,030,336
W&T Offshore Inc.	256,960	3,671,958
Warren Resources Inc.[a]	538,524	1,373,236
Western Refining Inc.	174,465	4,897,233
ZaZa Energy Corp.[a,b]	158,346	190,015

		158,377,659
OIL & GAS SERVICES — 2.19%
Basic Energy Services Inc.[a,b]	221,049	2,672,482
Bolt Technology Corp.	63,926	1,091,856
C&J Energy Services Inc.[a,b]	332,944	6,449,125
Cal Dive International Inc.[a,b]	753,097	1,415,822
CARBO Ceramics Inc.	82,806	5,583,609
Dawson Geophysical Co.[a]	60,966	2,247,207
Exterran Holdings Inc.[a,b]	425,498	11,965,004
Forum Energy Technologies Inc.[a]	145,375	4,423,761
Global Geophysical Services Inc.[a]	154,377	728,660
Gulf Island Fabrication Inc.	106,848	2,046,139

211

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2013

Security	Shares	Value

Helix Energy Solutions Group Inc.[a]	782,942	$18,038,984
Hornbeck Offshore Services Inc.[a,b]	250,235	13,387,573
ION Geophysical Corp.[a]	769,610	4,633,052
Key Energy Services Inc.[a,b]	1,125,679	6,697,790
Matrix Service Co.[a]	161,472	2,515,734
Mitcham Industries Inc.[a,b]	94,882	1,592,120
Natural Gas Services Group Inc.[a,b]	91,758	2,155,395
Newpark Resources Inc.[a,b]	121,614	1,336,538
Pioneer Energy Services Corp.[a]	459,518	3,042,009
SEACOR Holdings Inc.	136,144	11,306,759
Tesco Corp.[a,b]	223,281	2,958,473
TETRA Technologies Inc.[a,b]	578,471	5,935,113
TGC Industries Inc.	10,044	82,562
Willbros Group Inc.[a,b]	295,481	1,814,253

		114,120,020
PACKAGING & CONTAINERS — 0.02%
UFP Technologies Inc.[a,b]	40,999	802,760

		802,760
PHARMACEUTICALS — 0.69%
ACADIA Pharmaceuticals Inc.[a]	28,484	516,985
Anika Therapeutics Inc.[a]	36,754	624,818
BioScrip Inc.[a,b]	328,340	5,417,610
Cornerstone Therapeutics Inc.[a,b]	73,832	590,656
Cytori Therapeutics Inc.[a,b]	103,880	238,924
Derma Sciences Inc.[a,b]	101,304	1,352,408
Hi-Tech Pharmacal Co. Inc.	53,597	1,779,420
Idenix Pharmaceuticals Inc.[a,b]	88,482	319,420
Impax Laboratories Inc.[a]	506,094	10,096,575
Nature’s Sunshine Products Inc.	80,596	1,317,745
Nektar Therapeutics[a,b]	263,760	3,046,428
Nutraceutical International Corp.	64,410	1,316,540
Omega Protein Corp.[a]	135,420	1,216,072
Pernix Therapeutics Holdings[a]	129,478	467,416
PharMerica Corp.[a,b]	224,078	3,105,721
POZEN Inc.[a]	199,394	998,964
Progenics Pharmaceuticals Inc.[a]	74,306	331,405
SciClone Pharmaceuticals Inc.[a]	107,505	533,225
SIGA Technologies Inc.[a]	13,850	39,334
Synutra International Inc.[a]	12,143	61,808
Targacept Inc.[a,b]	220,241	940,429
XenoPort Inc.[a]	272,776	1,350,241

		35,662,144
PIPELINES — 0.03%
Crosstex Energy Inc.	30,250	597,740
SemGroup Corp. Class A	21,440	1,154,758

		1,752,498
REAL ESTATE — 0.53%
Alexander & Baldwin Inc.[a]	318,163	12,646,979
AV Homes Inc.[a,b]	69,776	1,237,128
Consolidated-Tomoka Land Co.	43,236	1,649,886
Forestar Group Inc.[a]	226,895	4,551,514
HFF Inc. Class A	37,663	669,272
Kennedy-Wilson Holdings Inc.	349,728	5,819,474
Thomas Properties Group Inc.	223,480	1,184,444

		27,758,697

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS — 12.84%
Acadia Realty Trust	332,560	$8,210,906
AG Mortgage Investment Trust Inc.	206,452	3,883,362
Agree Realty Corp.[b]	97,868	2,889,063
American Assets Trust Inc.	248,313	7,662,939
American Capital Mortgage Investment Corp.	435,746	7,830,356
American Realty Capital Properties Inc.	947,142	14,453,387
American Residential Properties Inc.[a]	101,260	1,741,672
AmREIT Inc.	119,508	2,311,285
Anworth Mortgage Asset Corp.	1,070,648	5,995,629
Apollo Commercial Real Estate Finance Inc.[b]	272,569	4,328,396
Apollo Residential Mortgage Inc.	236,769	3,901,953
Ares Commercial Real Estate Corp.	52,585	673,614
Armada Hoffler Properties Inc.	140,453	1,654,536
ARMOUR Residential REIT Inc.	2,765,013	13,023,211
Ashford Hospitality Trust Inc.[b]	385,004	4,408,296
Associated Estates Realty Corp.[b]	205,992	3,312,351
Aviv REIT Inc.	76,413	1,932,485
Campus Crest Communities Inc.	477,093	5,505,653
CapLease Inc.[b]	656,316	5,539,307
Capstead Mortgage Corp.[b]	706,256	8,545,698
Cedar Realty Trust Inc.[b]	447,207	2,316,532
Chambers Street Properties	1,839,910	18,399,100
Chatham Lodging Trust	129,943	2,232,421
Chesapeake Lodging Trust	358,967	7,462,924
Colonial Properties Trust	655,031	15,799,348
Colony Financial Inc.	480,552	9,558,179
Cousins Properties Inc.[b]	790,200	7,981,020
CubeSmart	984,561	15,733,285
CYS Investments Inc.	1,290,485	11,885,367
DCT Industrial Trust Inc.[b]	2,148,561	15,362,211
DiamondRock Hospitality Co.	1,444,515	13,462,880
DuPont Fabros Technology Inc.[b]	260,626	6,294,118
Dynex Capital Inc.[b]	406,046	4,137,609
EastGroup Properties Inc.	14,308	805,111
Education Realty Trust Inc.	842,696	8,620,780
Ellington Residential Mortgage REIT	47,670	850,910
EPR Properties[b]	347,659	17,476,818
Equity One Inc.	444,973	10,069,739
Excel Trust Inc.	353,527	4,528,681
FelCor Lodging Trust Inc.[a]	917,350	5,421,538
First Industrial Realty Trust Inc.[b]	794,398	12,051,018
First Potomac Realty Trust[b]	434,153	5,670,038
Franklin Street Properties Corp.	665,268	8,781,538
GEO Group Inc. (The)	297,912	10,114,112
Getty Realty Corp.[b]	189,269	3,908,405
Gladstone Commercial Corp.[b]	93,036	1,734,191
Glimcher Realty Trust	109,996	1,201,156
Government Properties Income Trust[b]	404,006	10,189,031
Gramercy Property Trust Inc.[a]	438,831	1,974,740
Healthcare Realty Trust Inc.	408,233	10,409,941
Hersha Hospitality Trust	1,497,026	8,443,227
Highwoods Properties Inc.	419,504	14,938,537
Hudson Pacific Properties Inc.	320,276	6,815,473
Inland Real Estate Corp.[b]	87,632	895,599
Invesco Mortgage Capital Inc.	999,306	16,548,507
Investors Real Estate Trust	704,505	6,058,743
iStar Financial Inc.[a,b]	628,610	7,097,007
Javelin Mortgage Investment Corp.	99,775	1,405,830
Kite Realty Group Trust	676,036	4,076,497
LaSalle Hotel Properties[b]	706,086	17,440,324
Lexington Realty Trust[b]	1,247,257	14,567,962

212

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2013

Security	Shares	Value

LTC Properties Inc.	34,396	$1,343,164
Medical Properties Trust Inc.[b]	1,109,095	15,882,240
Monmouth Real Estate Investment Corp. Class Ab	313,669	3,095,913
MPG Office Trust Inc.[a]	423,746	1,330,562
New Residential Investment Corp.	1,870,042	12,604,083
New York Mortgage Trust Inc.[b]	471,017	3,188,785
NorthStar Realty Finance Corp.[b]	1,465,305	13,334,275
One Liberty Properties Inc.	86,819	1,906,545
Parkway Properties Inc.	321,939	5,395,698
Pebblebrook Hotel Trust	453,878	11,732,746
Pennsylvania Real Estate Investment Trust[b]	506,027	9,553,790
PennyMac Mortgage Investment Trust[c]	432,461	9,103,304
RAIT Financial Trust[b]	517,054	3,888,246
Ramco-Gershenson Properties Trust[b]	441,107	6,850,392
Redwood Trust Inc.	606,962	10,318,354
Resource Capital Corp.[b]	938,443	5,771,424
Retail Opportunity Investments Corp.	491,863	6,836,896
RLJ Lodging Trust	914,046	20,556,895
Rouse Properties Inc.[b]	165,737	3,251,760
Ryman Hospitality Properties Inc.	114,763	4,476,905
Sabra Healthcare REIT Inc.	162,248	4,236,295
Select Income REIT	127,608	3,578,128
Silver Bay Realty Trust Corp.	112,590	1,864,490
Sovran Self Storage Inc.	20,886	1,353,204
Spirit Realty Capital Inc.	425,572	7,541,136
STAG Industrial Inc.	309,168	6,167,902
Strategic Hotels & Resorts Inc.[a]	213,045	1,887,579
Summit Hotel Properties Inc.	487,284	4,604,834
Sunstone Hotel Investors Inc.[a]	1,203,378	14,536,806
Terreno Realty Corp.	145,213	2,690,797
UMH Properties Inc.	94,653	972,086
Urstadt Biddle Properties Inc. Class Ab	43,603	879,473
Washington Real Estate Investment Trust	353,867	9,522,561
Western Asset Mortgage Capital Corp.[b]	179,631	3,136,357
Whitestone REIT Class B	125,989	1,985,587
Winthrop Realty Trust[b]	200,067	2,406,806

		668,310,564

RETAIL — 4.34%
America’s Car-Mart Inc.[a]	14,094	609,425
Asbury Automotive Group Inc.[a,b]	27,176	1,089,758
Barnes & Noble Inc.[a,b]	278,903	4,451,292
bebe stores inc.	257,145	1,442,583
Biglari Holdings Inc.[a,b]	8,943	3,670,207
Bob Evans Farms Inc.	182,972	8,596,025
Body Central Corp.[a]	122,154	1,627,091
Bon-Ton Stores Inc. (The)[b]	6,689	120,736
Bravo Brio Restaurant Group Inc.[a]	10,273	183,065
Brown Shoe Co. Inc.	121,452	2,614,862
Carrols Restaurant Group Inc.[a,b]	174,931	1,130,054
Cash America International Inc.	210,879	9,586,559
Cato Corp. (The) Class A	162,862	4,065,036
Children’s Place Retail Stores Inc. (The)[a,b]	112,553	6,167,904
Citi Trends Inc.[a,b]	108,170	1,571,710
Del Frisco’s Restaurant Group Inc.[a]	44,337	949,255
Denny’s Corp.[a]	154,574	868,706
Destination Maternity Corp.	10,199	250,895
Destination XL Group Inc.[a,b]	313,260	1,986,068
DineEquity Inc.	58,165	4,005,824
Einstein Noah Restaurant Group Inc.	9,854	139,927
EZCORP Inc. Class A NVS[a]	377,259	6,368,132
Fifth & Pacific Companies Inc.[a]	886,545	19,805,415

Security	Shares	Value

Finish Line Inc. (The) Class A	239,474	$5,234,902
Fred’s Inc. Class A	274,996	4,259,688
Genesco Inc.[a]	49,695	3,329,068
Gordmans Stores Inc.[a]	49,326	671,327
Group 1 Automotive Inc.	160,763	10,341,884
Haverty Furniture Companies Inc.	111,371	2,562,647
hhgregg Inc.[a,b]	94,875	1,515,154
Jack in the Box Inc.[a]	66,398	2,608,777
Jos. A. Bank Clothiers Inc.[a,b]	176,076	7,275,460
Kirkland’s Inc.[a]	30,080	518,880
Luby’s Inc.[a,b]	149,060	1,259,557
MarineMax Inc.[a,b]	172,558	1,955,082
Men’s Wearhouse Inc. (The)	371,553	14,063,281
New York & Co. Inc.[a,b]	86,782	551,066
Office Depot Inc.[a]	1,363,963	5,278,537
OfficeMax Inc.	643,029	6,578,187
Pacific Sunwear of California Inc.[a]	40,257	146,938
Pantry Inc. (The)[a]	162,374	1,977,715
PC Connection Inc.	68,970	1,065,586
Penske Automotive Group Inc.	242,275	7,399,078
Pep Boys — Manny, Moe & Jack (The)[a]	397,584	4,604,023
RadioShack Corp.[b]	753,454	2,380,915
Red Robin Gourmet Burgers Inc.[a]	13,074	721,423
Regis Corp.	351,177	5,766,326
Rite Aid Corp.[a,b]	2,120,839	6,065,600
Roundy’s Inc.	186,128	1,550,446
Ruby Tuesday Inc.[a,b]	450,390	4,157,100
Rush Enterprises Inc. Class Aa,b	161,531	3,997,892
Saks Inc.[a,b]	771,553	10,523,983
Sears Hometown and Outlet Stores Inc.[a]	22,571	986,804
Shoe Carnival Inc.	110,898	2,662,661
Sonic Automotive Inc. Class A	214,138	4,526,877
Sonic Corp.[a]	85,074	1,238,677
Stage Stores Inc.	244,634	5,748,899
Stein Mart Inc.	96,124	1,312,093
Steinway Musical Instruments Inc.[a]	53,862	1,639,021
Systemax Inc.	80,529	757,778
Tilly’s Inc. Class Aa	5,410	86,560
Trans World Entertainment Corp.	78,253	380,310
Tuesday Morning Corp.[a,b]	316,559	3,282,717
West Marine Inc.[a,b]	125,494	1,380,434
Zale Corp.[a]	240,006	2,184,055

		225,847,937

SAVINGS & LOANS — 2.51%
Astoria Financial Corp.	652,681	7,035,901
Bank Mutual Corp.	344,862	1,945,022
BankFinancial Corp.	157,152	1,335,792
BBX Capital Corp.[a]	53,317	688,322
Beneficial Mutual Bancorp Inc.[a]	236,296	1,984,886
Berkshire Hills Bancorp Inc.	185,344	5,145,149
Brookline Bancorp Inc.	518,052	4,496,691
Capitol Federal Financial Inc.	1,100,906	13,364,999
Charter Financial Corp.	168,153	1,694,982
Clifton Savings Bancorp Inc.	63,479	752,226
Dime Community Bancshares Inc.	235,350	3,605,562
ESB Financial Corp.	99,135	1,202,508
ESSA Bancorp Inc.	67,370	738,375
EverBank Financial Corp.	594,864	9,850,948
First Defiance Financial Corp.	72,459	1,633,950
First Federal Bancshares of Arkansas Inc.[a,b]	17,660	139,514
First Financial Holdings Inc.	122,768	2,603,909

213

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2013

Security	Shares	Value

First Financial Northwest Inc.[b]	122,375	$1,261,686
First PacTrust Bancorp Inc.	84,429	1,146,546
Flagstar Bancorp Inc.[a]	146,698	2,047,904
Flushing Financial Corp.	229,285	3,771,738
Fox Chase Bancorp Inc.	91,399	1,553,783
Hingham Institution for Savings	9,475	643,163
Home Bancorp Inc.[a,b]	47,884	885,854
Home Federal Bancorp Inc.	112,251	1,430,078
HomeStreet Inc.	95,769	2,054,245
HomeTrust Bancshares Inc.[a,b]	155,049	2,629,631
Investors Bancorp Inc.	344,230	7,256,368
Kearny Financial Corp.[a]	105,975	1,111,678
Meridian Interstate Bancorp Inc.[a]	58,249	1,096,829
Meta Financial Group Inc.	40,634	1,067,862
NASB Financial Inc.[a,b]	31,310	819,383
Northfield Bancorp Inc	332,530	3,897,252
Northwest Bancshares Inc.	692,768	9,359,296
OceanFirst Financial Corp.	101,755	1,582,290
Oritani Financial Corp.	231,041	3,622,723
Pacific Premier Bancorp Inc.[a]	114,098	1,394,278
Provident Financial Holdings Inc.	67,620	1,073,806
Provident Financial Services Inc.	442,594	6,984,133
Provident New York Bancorp	327,800	3,061,652
Rockville Financial Inc.	202,690	2,651,185
Roma Financial Corp.	5,284	95,957
Territorial Bancorp Inc.	78,512	1,775,156
United Community Financial Corp.[a]	292,761	1,361,339
United Financial Bancorp Inc.	146,070	2,212,961
Waterstone Financial Inc.[a,b]	54,962	558,414
Westfield Financial Inc.	141,281	988,967
WSFS Financial Corp.	58,010	3,039,144

		130,654,037

SEMICONDUCTORS — 3.05%
Aeroflex Holding Corp.[a,b]	147,364	1,162,702
Alpha & Omega Semiconductor Ltd.[a,b]	128,023	978,096
Amkor Technology Inc.[a,b]	474,033	1,995,679
ANADIGICS Inc.[a,b]	608,182	1,338,000
ATMI Inc.[a]	235,985	5,581,045
Axcelis Technologies Inc.[a,b]	802,954	1,461,376
Brooks Automation Inc.	491,416	4,781,478
CEVA Inc.[a,b]	163,601	3,167,315
Cirrus Logic Inc.[a]	278,231	4,830,090
Cohu Inc.	182,647	2,283,087
Diodes Inc.[a,b]	58,084	1,508,441
DSP Group Inc.[a]	146,144	1,214,457
Emulex Corp.[a]	671,505	4,378,213
Entegris Inc.[a]	875,238	8,218,485
Entropic Communications Inc.[a,b]	661,993	2,826,710
FormFactor Inc.[a,b]	398,670	2,691,022
GSI Technology Inc.[a]	153,928	972,825
GT Advanced Technologies Inc.[a,b]	140,313	582,299
Inphi Corp.[a,b]	121,947	1,341,417
Integrated Device Technology Inc.[a]	688,733	5,468,540
Integrated Silicon Solution Inc.[a]	207,812	2,277,620
International Rectifier Corp.[a]	513,270	10,747,874
Intersil Corp. Class A	939,980	7,350,644
IXYS Corp.[b]	178,722	1,976,665
Kopin Corp.[a,b]	490,122	1,818,353
Lattice Semiconductor Corp.[a,b]	634,153	3,215,156
LTX-Credence Corp.[a]	351,428	2,105,054
Microsemi Corp.[a]	152,441	3,468,033

Security	Shares	Value

Mindspeed Technologies Inc.[a,b]	46,022	$149,111
MKS Instruments Inc.	391,759	10,397,284
MoSys Inc.[a,b]	43,783	176,008
Nanometrics Inc.[a,b]	54,484	799,280
OmniVision Technologies Inc.[a,b]	364,214	6,792,591
Pericom Semiconductor Corp.[a]	169,425	1,206,306
Photronics Inc.[a,b]	455,813	3,673,853
PLX Technology Inc.[a]	37,809	179,971
PMC-Sierra Inc.[a]	862,540	5,477,129
QLogic Corp.[a]	658,084	6,291,283
Richardson Electronics Ltd.	89,864	1,055,003
Rubicon Technology Inc.[a,b]	115,857	928,015
Rudolph Technologies Inc.[a,b]	200,104	2,241,165
Sigma Designs Inc.[a,b]	226,370	1,143,169
Supertex Inc.	72,813	1,740,959
Tessera Technologies Inc.	389,949	8,110,939
TriQuint Semiconductor Inc.[a,b]	1,087,211	7,534,372
Ultra Clean Holdings Inc.[a,b]	165,027	998,413
Veeco Instruments Inc.[a,b]	224,574	7,954,411
Volterra Semiconductor Corp.[a]	170,445	2,406,683

		158,996,621

SOFTWARE — 1.04%
Accelrys Inc.[a]	412,115	3,461,766
Actuate Corp.[a]	22,804	151,418
Acxiom Corp.[a]	409,157	9,279,681
Aspen Technology Inc.[a]	41,609	1,197,923
Audience Inc.[a,b]	71,121	939,508
Avid Technology Inc.[a]	229,718	1,350,742
CSG Systems International Inc.[a]	113,196	2,456,353
Digi International Inc.[a]	191,711	1,796,332
Digital River Inc.[a]	260,656	4,892,513
Ebix Inc.[b]	60,885	563,795
EPIQ Systems Inc.	218,041	2,937,012
Glu Mobile Inc.[a,b]	25,827	56,819
inContact Inc.[a,b]	26,422	217,189
ManTech International Corp. Class A	176,172	4,601,613
Omnicell Inc.[a]	109,360	2,247,348
Progress Software Corp.[a]	204,568	4,707,110
QAD Inc. Class A	5,028	57,721
Sapiens International Corp.[b]	115,278	661,696
Schawk Inc.	99,590	1,307,617
SeaChange International Inc.[a,b]	241,987	2,833,668
SYNNEX Corp.[a,b]	195,085	8,248,194

		53,966,018

STORAGE & WAREHOUSING — 0.25%
Mobile Mini Inc.[a]	255,667	8,475,361
Wesco Aircraft Holdings Inc.[a]	238,587	4,430,561

		12,905,922

TELECOMMUNICATIONS — 2.66%
ADTRAN Inc.	153,320	3,773,205
Anaren Inc.[a]	76,509	1,755,116
Anixter International Inc.[a]	83,522	6,331,803
ARRIS Group Inc.[a]	101,600	1,457,960
Aviat Networks Inc.[a]	456,203	1,195,252
Black Box Corp.	119,234	3,019,005
Calix Inc.[a]	39,644	400,404
Cbeyond Inc.[a]	187,909	1,473,207

214

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2013

Security	Shares	Value

Ciena Corp.[a]	195,093	$3,788,706
Cincinnati Bell Inc.[a,b]	1,040,376	3,183,551
Comtech Telecommunications Corp.	125,237	3,367,623
Cyan Inc.[a]	47,596	497,378
DigitalGlobe Inc.[a]	550,497	17,070,912
EarthLink Inc.	761,702	4,730,169
Extreme Networks Inc.[a]	687,262	2,371,054
Fairpoint Communications Inc.[a,b]	22,229	185,612
Finisar Corp.[a,b]	690,522	11,704,348
Globecomm Systems Inc.[a,b]	174,827	2,209,813
Harmonic Inc.[a,b]	837,087	5,315,502
Hawaiian Telcom Holdco Inc.[a,b]	76,441	1,923,256
IDT Corp. Class B	10,740	200,731
Infinera Corp.[a,b]	89,065	950,324
Inteliquent Inc.	145,708	837,821
Iridium Communications Inc.[a,b]	474,432	3,681,592
KVH Industries Inc.[a,b]	22,329	297,199
Leap Wireless International Inc.[a,b]	310,410	2,089,059
NeoPhotonics Corp.[a,b]	149,167	1,296,261
NETGEAR Inc.[a]	284,720	8,695,349
NII Holdings Inc.[a]	1,271,350	8,479,905
Numerex Corp. Class Aa	103,359	1,153,486
Oplink Communications Inc.[a]	128,340	2,229,266
ORBCOMM Inc.[a,b]	267,788	1,202,368
Plantronics Inc.	25,912	1,138,055
Preformed Line Products Co.	17,405	1,154,126
Premiere Global Services Inc.[a]	285,168	3,441,978
Procera Networks Inc.[a]	123,624	1,697,358
RF Micro Devices Inc.[a]	261,912	1,401,229
Shenandoah Telecommunications Co.	17,900	298,572
ShoreTel Inc.[a]	381,509	1,537,481
Sonus Networks Inc.[a,b]	1,483,013	4,463,869
Symmetricom Inc.[a]	302,886	1,359,958
TeleNav Inc.[a]	131,104	685,674
Tellabs Inc.	2,627,997	5,203,434
TESSCO Technologies Inc.	37,700	995,280
USA Mobility Inc.	159,972	2,170,820
Vonage Holdings Corp.[a]	1,060,163	3,000,261
Vringo Inc.[a]	405,846	1,286,532
West Corp.	53,686	1,188,608
Westell Technologies Inc. Class Aa,b	335,285	801,331

		138,691,803

TEXTILES — 0.20%
Culp Inc.	7,472	129,938
G&K Services Inc. Class A	120,239	5,723,377
UniFirst Corp.	48,365	4,413,306

		10,266,621

TOYS, GAMES & HOBBIES — 0.12%
JAKKS Pacific Inc.[b]	142,005	1,597,556
LeapFrog Enterprises Inc.[a]	470,988	4,634,522

		6,232,078

TRANSPORTATION — 1.96%
Air Transport Services Group Inc.[a,b]	383,253	2,533,302
Arkansas Best Corp.	190,015	4,360,844
Atlas Air Worldwide Holdings Inc.[a]	190,895	8,353,565
Bristow Group Inc.	267,182	17,452,328

Security	Shares	Value

CAI International Inc.[a,b]	81,098	$1,911,480
Celadon Group Inc.	138,103	2,520,380
ERA Group Inc.[a]	148,738	3,889,499
Frontline Ltd.[a,b]	382,320	676,706
GasLog Ltd.[b]	188,574	2,413,747
GulfMark Offshore Inc. Class A	197,325	8,897,384
Heartland Express Inc.	81,120	1,125,134
International Shipholding Corp.	44,163	1,030,323
Knightsbridge Tankers Ltd.[b]	181,783	1,337,923
Marten Transport Ltd.	173,866	2,724,480
Nordic American Tankers Ltd.[b]	488,068	3,694,675
Pacer International Inc.[a,b]	236,215	1,490,517
Patriot Transportation Holding Inc.[a,b]	48,409	1,454,206
PHI Inc.[a]	87,210	2,991,303
Quality Distribution Inc.[a,b]	103,115	911,537
Roadrunner Transportation Systems Inc.[a]	66,103	1,840,308
Scorpio Tankers Inc.	1,200,451	10,780,050
Ship Finance International Ltd.[b]	377,998	5,609,490
Teekay Tankers Ltd. Class Ab	459,894	1,209,521
Ultrapetrol (Bahamas) Ltd.[a]	157,917	450,064
UTi Worldwide Inc.	192,462	3,169,849
Werner Enterprises Inc.	242,327	5,857,044
XPO Logistics Inc.[a]	98,311	1,778,446
YRC Worldwide Inc.[a]	53,553	1,539,649

		102,003,754

TRUCKING & LEASING — 0.27%
Greenbrier Companies Inc. (The)a,[b]	180,622	4,401,758
TAL International Group Inc.	133,077	5,798,165
Textainer Group Holdings Ltd.	104,689	4,024,245

		14,224,168

VENTURE CAPITAL — 0.18%
Fidus Investment Corp.[b]	104,756	1,959,985
GSV Capital Corp.[a,b]	143,831	1,130,512
Hercules Technology Growth Capital Inc.	454,928	6,341,696

		9,432,193

WATER — 0.53%
American States Water Co.	130,416	6,999,427
Artesian Resources Corp. Class A	59,026	1,315,099
California Water Service Group	352,751	6,882,172
Connecticut Water Service Inc.	79,916	2,293,589
Consolidated Water Co. Ltd.[b]	108,840	1,244,041
Middlesex Water Co.	116,921	2,329,066
PICO Holdings Inc.[a,b]	170,531	3,574,330
SJW Corp.	83,027	2,175,308
York Water Co. (The)	27,773	528,520

		27,341,552
TOTAL COMMON STOCKS
(Cost: $5,126,864,308)		5,188,646,756

215

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 0.03%

CLOSED-END FUNDS — 0.03%
Firsthand Technology Value Fund Inc.[a,b]	63,756	$1,266,194

		1,266,194

TOTAL INVESTMENT COMPANIES
(Cost: $1,211,399)		1,266,194

RIGHTS — 0.00%

AUTO PARTS & EQUIPMENT — 0.00%
Federal-Mogul Corp. Class Aa,b	141,346	24,029

		24,029

TOTAL RIGHTS
(Cost: $0)		24,029

SHORT-TERM INVESTMENTS — 10.94%

MONEY MARKET FUNDS — 10.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,e,f]	519,848,313	519,848,313
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,e,f]	36,349,830	36,349,830
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,e]	13,359,864	13,359,864

		569,558,007

TOTAL SHORT-TERM INVESTMENTS
(Cost: $569,558,007)		569,558,007

TOTAL INVESTMENTS IN SECURITIES — 110.67%		5,759,494,986
(Cost: $5,697,633,714)
Other Assets, Less Liabilities — (10.67)%		(555,061,603)

NET ASSETS — 100.00%		$5,204,433,383

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

216

Schedule of Investments   (Unaudited)

iSHARES® RUSSELL 3000 ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.67%

ADVERTISING — 0.15%
Clear Channel Outdoor Holdings Inc. Class Aa	9,872	$73,645
Harte-Hanks Inc.	10,770	92,622
Interpublic Group of Companies Inc. (The)	102,599	1,492,815
Lamar Advertising Co. Class Aa	18,578	806,285
Marchex Inc. Class B	6,025	36,271
Marin Software Inc.[a]	2,197	22,497
MDC Partners Inc.	6,224	112,281
Millennial Media Inc.[a,b]	8,450	73,600
Omnicom Group Inc.	61,929	3,893,476
Valuevision Media Inc. Class Aa	9,406	48,065

		6,651,557

AEROSPACE & DEFENSE — 1.77%
AAR Corp.	9,729	213,843
AeroVironment Inc.[a,b]	4,203	84,817
Alliant Techsystems Inc.	7,951	654,606
API Technologies Corp.[a,b]	7,833	21,932
Astronics Corp.[a]	2,888	118,033
B/E Aerospace Inc.[a]	23,525	1,483,957
Boeing Co. (The)	182,114	18,655,758
Cubic Corp.	4,752	228,571
Curtiss-Wright Corp.	11,314	419,297
Ducommun Inc.[a]	2,540	54,000
Erickson Air-Crane Inc.[a]	903	16,986
Esterline Technologies Corp.[a]	7,360	532,054
Exelis Inc.	44,763	617,282
GenCorp Inc.[a,b]	14,347	233,282
General Dynamics Corp.	71,532	5,603,102
HEICO Corp.	12,655	637,432
Innovative Solutions and Support Inc.	3,013	19,283
Kaman Corp.	6,386	220,700
Kratos Defense & Security Solutions Inc.[a]	9,685	62,759
L-3 Communications Holdings Inc.	21,715	1,861,844
LMI Aerospace Inc.[a,b]	2,132	39,954
Lockheed Martin Corp.	62,173	6,743,284
M/A-COM Technology Solutions Holdings Inc.[a]	1,491	21,769
Moog Inc. Class Aa	10,917	562,553
National Presto Industries Inc.[b]	1,145	82,474
Northrop Grumman Corp.	56,322	4,663,462
Orbital Sciences Corp.[a,b]	14,128	245,403
Raytheon Co.	77,743	5,140,367
Rockwell Collins Inc.	32,842	2,082,511
Spirit AeroSystems Holdings Inc. Class Aa	28,591	614,135
Teledyne Technologies Inc.[a]	8,861	685,398
TransDigm Group Inc.	12,549	1,967,307
Triumph Group Inc.	12,356	977,977
United Technologies Corp.	220,167	20,462,321

		76,028,453

AGRICULTURE — 1.56%
Alico Inc.	846	33,933
Alliance One International Inc.[a,b]	21,615	82,137
Altria Group Inc.	481,061	16,832,324
Andersons Inc. (The)	4,453	236,855

Security	Shares	Value

Archer-Daniels-Midland Co.	157,833	$5,352,117
Bunge Ltd.	35,210	2,491,812
Griffin Land & Nurseries Inc.	715	20,392
Limoneira Co.	1,873	38,827
Lorillard Inc.	90,470	3,951,730
Philip Morris International Inc.	391,693	33,928,448
Reynolds American Inc.	75,481	3,651,016
Tejon Ranch Co.[a,b]	3,188	90,826
Universal Corp.	5,564	321,877
Vector Group Ltd.	13,322	216,083

		67,248,377

AIRLINES — 0.30%
Alaska Air Group Inc.[a]	17,132	890,864
Allegiant Travel Co.	3,588	380,292
Copa Holdings SA Class A	7,947	1,042,011
Delta Air Lines Inc.[a]	205,044	3,836,373
Hawaiian Holdings Inc.[a,b]	12,421	75,892
JetBlue Airways Corp.[a,b]	56,052	353,127
Republic Airways Holdings Inc.[a,b]	11,385	128,992
SkyWest Inc.	12,229	165,581
Southwest Airlines Co.	172,985	2,229,777
Spirit Airlines Inc.[a]	14,440	458,759
United Continental Holdings Inc.[a]	80,490	2,518,532
US Airways Group Inc.[a,b]	39,221	644,009

		12,724,209

APPAREL — 0.74%
American Apparel Inc.[a]	13,879	26,648
Carter’s Inc.	14,190	1,051,053
Coach Inc.	67,295	3,841,872
Columbia Sportswear Co.	2,908	182,186
Crocs Inc.[a,b]	21,554	355,641
Deckers Outdoor Corp.[a]	8,251	416,758
G-III Apparel Group Ltd.[a,b]	3,986	191,806
Hanesbrands Inc.	23,481	1,207,393
Iconix Brand Group Inc.[a]	13,787	405,476
Jones Group Inc. (The)	19,594	269,417
Maidenform Brands Inc.[a]	5,661	98,105
Michael Kors Holdings Ltd.[a]	48,258	2,992,961
Nike Inc. Class B	169,636	10,802,420
Oxford Industries Inc.	3,379	210,850
Perry Ellis International Inc.	2,847	57,823
Quiksilver Inc.[a]	31,273	201,398
R.G. Barry Corp.	2,204	35,793
Ralph Lauren Corp.	14,368	2,496,296
SKECHERS U.S.A. Inc. Class Aa	9,156	219,836
Steven Madden Ltd.[a,b]	9,452	457,288
True Religion Apparel Inc.	6,172	195,405
Under Armour Inc. Class Aa,b	20,053	1,197,365
Unifi Inc.[a,b]	3,297	68,149
VF Corp.	20,969	4,048,275
Weyco Group Inc.	1,564	39,413
Wolverine World Wide Inc.	11,729	640,521

		31,710,148

AUTO MANUFACTURERS — 0.67%
Ford Motor Co.	924,521	14,302,340
General Motors Co.[a,b]	199,432	6,643,080
Navistar International Corp.[a]	13,375	371,290
Oshkosh Corp.[a]	21,074	800,180
PACCAR Inc.	84,714	4,545,753

217

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2013

Security	Shares	Value

Tesla Motors Inc.[a,b]	20,025	$2,151,286
Wabash National Corp.[a,b]	16,434	167,298

		28,981,227

AUTO PARTS & EQUIPMENT — 0.51%
Accuride Corp.[a,b]	11,404	57,704
Allison Transmission Holdings Inc.	8,205	189,371
American Axle & Manufacturing Holdings Inc.[a,b]	15,998	298,043
BorgWarner Inc.[a]	27,712	2,387,389
Commercial Vehicle Group Inc.[a,b]	5,875	43,828
Cooper Tire & Rubber Co.	15,035	498,711
Dana Holding Corp.	35,470	683,152
Delphi Automotive PLC	74,877	3,795,515
Dorman Products Inc.	5,908	269,582
Douglas Dynamics Inc.	5,328	69,157
Federal-Mogul Corp. Class Aa,b	4,317	44,077
Fuel Systems Solutions Inc.[a,b]	3,523	63,026
Gentherm Inc.[a]	7,070	131,290
Goodyear Tire & Rubber Co. (The)[a]	58,924	900,948
Johnson Controls Inc.	164,285	5,879,760
Lear Corp.	22,358	1,351,765
Meritor Inc.[a]	23,256	163,955
Miller Industries Inc.	2,588	39,803
Modine Manufacturing Co.[a,b]	11,433	124,391
Remy International Inc.	3,355	62,302
Spartan Motors Inc.	8,464	51,800
Standard Motor Products Inc.	4,667	160,265
Superior Industries International Inc.	5,486	94,414
Tenneco Inc.[a]	14,610	661,541
Titan International Inc.	14,293	241,123
Tower International Inc.[a,b]	1,401	27,726
TRW Automotive Holdings Corp.[a]	25,775	1,712,491
Visteon Corp.[a]	11,918	752,264
WABCO Holdings Inc.[a]	13,983	1,044,390

		21,799,783

BANKS — 7.13%
1st Source Corp.	3,548	84,300
1st United Bancorp Inc.	7,315	49,157
Access National Corp.	1,790	23,234
American National Bankshares Inc.	1,881	43,714
Ameris Bancorp[a,b]	5,888	99,213
Ames National Corp.	1,942	44,200
Arrow Financial Corp.	2,454	60,736
Associated Banc-Corp	40,166	624,581
BancFirst Corp.	1,556	72,432
Banco Latinoamericano de Comercio Exterior SA Class E	6,762	151,401
Bancorp Inc. (The)[a,b]	6,904	103,491
BancorpSouth Inc.	22,671	401,277
Bank of America Corp.	2,581,829	33,202,321
Bank of Hawaii Corp.	10,904	548,689
Bank of Kentucky Financial Corp.	1,507	42,859
Bank of Marin Bancorp	1,231	49,240
Bank of New York Mellon Corp. (The)	277,967	7,796,974
Bank of the Ozarks Inc.	7,023	304,307
BankUnited Inc.	15,416	400,970
Banner Corp.	4,622	156,177
Bar Harbor Bankshares	936	34,211
BB&T Corp.	168,051	5,693,568
BBCN Bancorp Inc.	18,730	266,341
BNC Bancorp	4,387	50,100
BOK Financial Corp.	6,197	396,918
Boston Private Financial Holdings Inc.	18,851	200,575

, Security	Shares	Value

Bridge Bancorp Inc.	2,053	$46,192
Bridge Capital Holdings[a,b]	2,131	33,798
Bryn Mawr Bank Corp.	2,728	65,281
C&F Financial Corp.	783	43,637
Camden National Corp.	1,889	67,003
Capital Bank Financial Corp.[a]	5,925	112,516
Capital City Bank Group Inc.[a]	2,688	30,993
Capital One Financial Corp.	139,903	8,787,307
CapitalSource Inc.	46,951	440,400
Cardinal Financial Corp.	7,090	103,798
Cascade Bancorp[a,b]	1,435	8,911
Cass Information Systems Inc.	2,512	115,803
Cathay General Bancorp	18,904	384,696
Center Bancorp Inc.	2,835	35,976
CenterState Banks Inc.	7,075	61,411
Central Pacific Financial Corp.[a,b]	5,213	93,834
Century Bancorp Inc. Class A	816	28,560
Chemical Financial Corp.	6,585	171,144
Chemung Financial Corp.	863	28,902
CIT Group Inc.[a]	48,541	2,263,467
Citigroup Inc.	728,750	34,958,137
Citizens & Northern Corp.	2,856	55,178
City Holding Co.	3,526	137,338
City National Corp.	11,274	714,433
CNB Financial Corp.	3,070	52,006
CoBiz Financial Inc.	8,338	69,205
Columbia Banking System Inc.	12,782	304,339
Comerica Inc.	45,143	1,798,046
Commerce Bancshares Inc.	18,974	826,507
Community Bank System Inc.	9,515	293,538
Community Trust Bancorp Inc.	3,381	120,431
CommunityOne Bancorp.[a]	2,435	19,748
ConnectOne Bancorp Inc.[a]	414	12,726
Crescent Financial Bancshares Inc.[a,b]	705	3,088
CU Bancorp[a]	2,251	35,566
Cullen/Frost Bankers Inc.	12,462	832,088
Customers Bancorp Inc.[a]	4,782	77,707
CVB Financial Corp.	21,163	248,877
Eagle Bancorp Inc.[a,b]	5,147	115,190
East West Bancorp Inc.	32,612	896,830
Enterprise Bancorp Inc.	1,396	25,812
Enterprise Financial Services Corp.	4,309	68,772
F.N.B. Corp.	33,463	404,233
Farmers Capital Bank Corp.[a]	1,790	38,825
Fidelity Southern Corp.[a]	2,407	29,775
Fifth Third Bancorp	209,472	3,780,970
Financial Institutions Inc.	3,275	60,293
First Bancorp (North Carolina)	3,556	50,140
First BanCorp (Puerto Rico)[a,b]	16,923	119,815
First Bancorp Inc. (Maine)	2,048	35,799
First Busey Corp.	17,836	80,262
First Citizens BancShares Inc. Class A	1,810	347,610
First Commonwealth Financial Corp.	25,258	186,151
First Community Bancshares Inc.	4,289	67,252
First Connecticut Bancorp Inc.	4,222	58,770
First Financial Bancorp	14,102	210,120
First Financial Bankshares Inc.	7,561	420,845
First Financial Corp.	2,726	84,479
First Horizon National Corp.	57,771	647,035
First Interstate BancSystem Inc.	3,916	81,179
First M&F Corp.	1,987	31,414
First Merchants Corp.	6,902	118,369
First Midwest Bancorp Inc.	18,103	248,373
First NBC Bank Holding Co.[a]	998	24,351
First of Long Island Corp. (The)	1,899	63,028

218

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2013

, Security	Shares	Value

First Republic Bank	27,879	$1,072,784
First Security Group Inc[a]	14,950	32,442
FirstMerit Corp.	39,469	790,564
Franklin Financial Corp.	3,471	62,513
Fulton Financial Corp.	48,187	553,187
German American Bancorp Inc.	3,080	69,362
Glacier Bancorp Inc.	17,205	381,779
Goldman Sachs Group Inc. (The)	109,810	16,608,762
Great Southern Bancorp Inc.	2,510	67,670
Guaranty Bancorp[b]	3,682	41,791
Hampton Roads Bankshares Inc.[a]	8,078	10,421
Hancock Holding Co.	20,330	611,323
Hanmi Financial Corp.[a,b]	7,464	131,889
Heartland Financial USA Inc.	3,499	96,188
Heritage Commerce Corp.[a]	4,883	34,181
Heritage Financial Corp.	3,677	53,868
Heritage Oaks Bancorp[a]	4,832	29,813
Home Bancshares Inc.	10,576	274,659
Horizon Bancorp	1,577	32,187
Hudson Valley Holding Corp.	3,671	62,334
Huntington Bancshares Inc.	200,877	1,582,911
IBERIABANK Corp.	7,134	382,454
Independent Bank Corp. (Massachusetts)	5,532	190,854
Independent Bank Group Inc.[a]	908	27,603
International Bancshares Corp.	12,835	289,814
Intervest Bancshares Corp.[a]	4,288	28,644
J.P. Morgan Chase & Co.	905,207	47,785,878
KeyCorp	220,456	2,433,834
Lakeland Bancorp Inc.	7,552	78,767
Lakeland Financial Corp.	3,917	108,697
LCNB Corp.	1,452	32,467
M&T Bank Corp.	30,896	3,452,628
Macatawa Bank Corp.[a]	5,683	28,642
MainSource Financial Group Inc.	5,040	67,687
MB Financial Inc.	13,149	352,393
Mercantile Bank Corp.	2,058	36,982
Merchants Bancshares Inc.	1,227	36,282
Metro Bancorp Inc.[a,b]	3,529	70,686
MetroCorp Bancshares Inc.[b]	3,798	37,068
Middleburg Financial Corp.	1,273	24,314
MidSouth Bancorp Inc.	2,012	31,246
MidWestOne Financial Group Inc.	1,649	39,675
Morgan Stanley	364,682	8,909,181
National Bankshares Inc.[b]	1,642	58,340
National Penn Bancshares Inc.	29,777	302,534
NBT Bancorp Inc.	10,388	219,914
NewBridge Bancorp[a]	6,049	36,234
Northern Trust Corp.	57,296	3,317,438
Northrim BanCorp Inc.	1,577	38,148
OFG Bancorp	10,927	197,888
Old National Bancorp	24,702	341,629
OmniAmerican Bancorp Inc.[a]	2,764	60,891
Pacific Continental Corp.	4,346	51,283
PacWest Bancorp[b]	8,872	271,927
Palmetto Bancshares Inc.[a]	1,067	13,871
Park National Corp.	2,716	186,834
Park Sterling Corp.[a,b]	10,472	61,890
Peapack-Gladstone Financial Corp.	2,119	37,082
Penns Woods Bancorp Inc.	902	37,758
Peoples Bancorp Inc.	2,495	52,595
Pinnacle Financial Partners Inc.[a,b]	8,370	215,193
PNC Financial Services Group Inc. (The)[c]	126,794	9,245,818
Popular Inc.[a]	24,698	749,090
Preferred Bank[a,b]	2,824	46,540
PrivateBancorp Inc.	14,553	308,669

, Security	Shares	Value

Prosperity Bancshares Inc.	14,435	$747,589
Regions Financial Corp.	338,495	3,225,857
Renasant Corp.	6,108	148,669
Republic Bancorp Inc. Class A	2,366	51,863
S&T Bancorp Inc.	6,961	136,436
S.Y. Bancorp Inc.	2,832	69,469
Sandy Spring Bancorp Inc.	5,884	127,212
SCBT Financial Corp.	4,948	249,330
Seacoast Banking Corp. of Florida[a]	17,055	37,521
Sierra Bancorp	2,792	41,322
Signature Bank[a]	11,319	939,703
Simmons First National Corp. Class A	4,092	106,760
Southside Bancshares Inc.	4,302	102,732
Southwest Bancorp Inc.[a]	4,569	60,311
State Bank Financial Corp.	7,676	115,370
State Street Corp.	109,226	7,122,627
Stellar One Corp.	5,634	110,708
Sterling Bancorp	7,292	84,733
Sterling Financial Corp.	8,137	193,498
Suffolk Bancorp[a]	2,310	37,745
Sun Bancorp Inc. (New Jersey)[a,b]	9,178	31,113
SunTrust Banks Inc.	129,367	4,084,116
Susquehanna Bancshares Inc.	45,050	578,892
SVB Financial Group[a]	10,666	888,691
Synovus Financial Corp.	198,513	579,658
Taylor Capital Group Inc.[a,b]	3,897	65,820
TCF Financial Corp.	38,882	551,347
Texas Capital Bancshares Inc.[a]	9,662	428,606
Tompkins Financial Corp.	3,462	156,448
TowneBank	6,395	94,134
TriCo Bancshares	3,830	81,694
Tristate Capital Holdings Inc.[a]	1,571	21,601
TrustCo Bank Corp. NY	22,416	121,943
Trustmark Corp.	15,567	382,637
U.S. Bancorp	442,976	16,013,582
UMB Financial Corp.	7,780	433,113
Umpqua Holdings Corp.	26,830	402,718
Union First Market Bankshares Corp.	5,016	103,279
United Bankshares Inc.	8,668	229,269
United Community Banks Inc.[a,b]	9,725	120,784
Univest Corp. of Pennsylvania	4,174	79,598
Valley National Bancorp	47,318	448,101
ViewPoint Financial Group	9,568	199,110
Virginia Commerce Bancorp Inc.[a]	6,445	89,972
Walker & Dunlop Inc.[a,b]	2,778	48,615
Washington Banking Co.	3,827	54,343
Washington Trust Bancorp Inc.	3,496	99,706
Webster Financial Corp.	21,616	555,099
Wells Fargo & Co.	1,156,269	47,719,222
WesBanco Inc.	6,221	164,421
West Bancorporation Inc.	3,657	42,970
Westamerica Bancorp	6,653	303,976
Western Alliance Bancorp[a,b]	17,784	281,521
Wilshire Bancorp Inc.	14,546	96,295
Wintrust Financial Corp.	8,731	334,223
Yadkin Financial Corp.[a]	3,445	48,368
Zions Bancorp	44,282	1,278,864

		306,500,559

BEVERAGES — 1.98%
Beam Inc.	38,532	2,431,754
Boston Beer Co. Inc. (The) Class Aa,b	1,861	317,561
Brown-Forman Corp. Class B NVS	36,131	2,440,649
Coca-Cola Bottling Co. Consolidated	1,114	68,121

219

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2013

Security	Shares	Value

Coca-Cola Co. (The)	916,027	$36,741,843
Coca-Cola Enterprises Inc.	65,631	2,307,586
Constellation Brands Inc. Class Aa	36,830	1,919,580
Craft Brew Alliance Inc.[a,b]	2,464	20,303
Dr Pepper Snapple Group Inc.	48,870	2,244,599
Farmer Bros. Co.[a,b]	1,603	22,538
Green Mountain Coffee Roasters Inc.[a]	35,730	2,681,894
Molson Coors Brewing Co. Class B NVS	33,460	1,601,396
Monster Beverage Corp.[a]	32,139	1,953,087
National Beverage Corp.	2,636	46,051
PepsiCo Inc.	370,356	30,291,417

		85,088,379

BIOTECHNOLOGY — 2.12%
Acorda Therapeutics Inc.[a,b]	9,689	319,640
Aegerion Pharmaceuticals Inc.[a]	6,903	437,236
Alexion Pharmaceuticals Inc.[a]	46,538	4,292,665
Alnylam Pharmaceuticals Inc.[a,b]	13,632	422,728
AMAG Pharmaceuticals Inc.[a,b]	5,215	116,034
Amgen Inc.	179,614	17,720,717
Arena Pharmaceuticals Inc.[a,b]	52,132	401,416
ARIAD Pharmaceuticals Inc.[a,b]	43,748	765,152
ArQule Inc.[a,b]	14,129	32,779
Astex Pharmaceuticals Inc.[a]	22,431	92,191
Bio-Rad Laboratories Inc. Class Aa	4,957	556,175
Biogen Idec Inc.[a]	56,849	12,233,905
Biotime Inc.[a,b]	7,352	29,114
Cambrex Corp.[a,b]	7,197	100,542
Celgene Corp.[a]	99,897	11,678,958
Cell Therapeutics Inc.[a]	26,974	28,323
Celldex Therapeutics Inc.[a,b]	20,077	313,402
Charles River Laboratories International Inc.[a]	11,797	484,031
Chelsea Therapeutics International Ltd.[a]	16,066	36,952
Coronado Biosciences Inc.[a]	4,322	37,169
Cubist Pharmaceuticals Inc.[a,b]	15,208	734,546
Curis Inc.[a,b]	19,414	61,931
Cytokinetics Inc.[a]	5,933	68,645
Dendreon Corp.[a,b]	32,948	135,746
Dynavax Technologies Corp.[a,b]	41,892	46,081
Emergent BioSolutions Inc.[a,b]	6,227	89,793
Enzon Pharmaceuticals Inc.	10,137	20,274
Epizyme Inc.[a]	1,417	39,860
Exact Sciences Corp.[a,b]	15,324	213,157
Exelixis Inc.[a,b]	44,107	200,246
Fibrocell Science Inc.[a]	4,038	24,713
Galena Biopharma Inc.[a]	19,989	44,376
Geron Corp.[a]	31,396	47,094
Gilead Sciences Inc.[a]	365,313	18,707,679
GTx Inc.[a,b]	6,406	42,280
Halozyme Therapeutics Inc.[a,b]	21,586	171,393
Harvard Bioscience Inc.[a,b]	5,455	25,802
Illumina Inc.[a,b]	29,864	2,235,022
ImmunoGen Inc.[a,b]	20,001	331,817
Immunomedics Inc.[a,b]	15,463	84,119
Incyte Corp.[a]	24,648	542,256
Insmed Inc.[a]	6,766	80,921
Intercept Pharmaceuticals Inc.[a,b]	1,521	68,202
InterMune Inc.[a,b]	19,548	188,052
Kythera Biopharmaceuticals Inc.[a,b]	1,949	52,720
Lexicon Pharmaceuticals Inc.[a,b]	53,628	116,373
Life Technologies Corp.[a]	41,211	3,050,026
Ligand Pharmaceuticals Inc. Class Ba,b	4,190	156,790
Medicines Co. (The)[a,b]	13,243	407,355
MEI Pharma Inc.[a]	2,302	16,413

Security	Shares	Value

Merrimack Pharmaceuticals Inc.[a]	21,761	$146,451
Momenta Pharmaceuticals Inc.[a,b]	11,271	169,741
Myriad Genetics Inc.[a]	19,076	512,572
Nanosphere Inc.[a]	10,056	30,872
NeoGenomics Inc.[a]	7,876	31,346
NewLink Genetics Corp.[a]	3,028	59,712
Novavax Inc.[a,b]	27,956	57,310
NPS Pharmaceuticals Inc.[a]	25,059	378,391
Omeros Corp.[a,b]	6,164	31,067
OncoGenex Pharmaceutical Inc.[a,b]	3,507	34,369
OvaScience Inc.[a]	2,147	29,478
Pacific Biosciences of California Inc.[a]	7,885	19,870
PDL BioPharma Inc.[b]	33,858	261,384
Peregrine Pharmaceuticals Inc.[a]	32,837	42,360
Prothena Corp. PLC[a]	2,844	36,716
Puma Biotechnology Inc.[a]	5,304	235,338
Regeneron Pharmaceuticals Inc.[a]	19,180	4,313,198
Repligen Corp.[a,b]	7,430	61,223
Rigel Pharmaceuticals Inc.[a,b]	20,360	68,002
RTI Biologics Inc.[a,b]	13,806	51,911
Sangamo BioSciences Inc.[a,b]	12,897	100,726
Seattle Genetics Inc.[a,b]	24,045	756,456
Sequenom Inc.[a,b]	27,204	114,529
Spectrum Pharmaceuticals Inc.	14,292	106,618
Stemline Therapeutics Inc.[a]	2,190	52,210
Sunesis Pharmaceuticals Inc.[a]	6,669	34,745
Trius Therapeutics Inc.[a,b]	14,322	116,295
United Therapeutics Corp.[a]	11,140	733,235
Verastem Inc.[a,b]	6,476	89,887
Vertex Pharmaceuticals Inc.[a,b]	53,024	4,235,027
Vical Inc.[a,b]	18,176	56,891
XOMA Corp.[a,b]	20,275	73,598
ZIOPHARM Oncology Inc.[a,b]	15,987	33,573

		91,177,912

BUILDING MATERIALS — 0.29%
AAON Inc.	4,429	146,511
Apogee Enterprises Inc.	6,861	164,664
Armstrong World Industries Inc.[a]	6,591	314,984
Boise Cascade Co.[a]	3,257	82,760
Builders FirstSource Inc.[a,b]	10,707	64,028
Comfort Systems USA Inc.	8,890	132,639
Drew Industries Inc.	5,487	215,749
Eagle Materials Inc.	11,723	776,883
Fortune Brands Home & Security Inc.	39,520	1,531,005
Gibraltar Industries Inc.[a,b]	7,352	107,045
Griffon Corp.	10,892	122,535
Headwaters Inc.[a,b]	17,504	154,735
Lennox International Inc.	12,305	794,165
Louisiana-Pacific Corp.[a]	33,008	488,188
LSI Industries Inc.	4,578	37,036
Martin Marietta Materials Inc.	11,094	1,091,872
Masco Corp.	86,512	1,686,119
NCI Building Systems Inc.[a,b]	4,331	66,221
Nortek Inc.[a]	1,858	119,711
Owens Corning[a]	28,472	1,112,686
Patrick Industries Inc.[a,b]	962	20,000
PGT Inc.[a]	7,945	68,883
Ply Gem Holdings Inc.[a]	3,781	75,847
Quanex Building Products Corp.	8,823	148,579
Simpson Manufacturing Co. Inc.	9,607	282,638
Texas Industries Inc.[a]	5,452	355,143
Trex Co. Inc.[a,b]	4,117	195,516
Universal Forest Products Inc.	4,760	190,019

220

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2013

Security	Shares	Value

US Concrete Inc.[a]	3,223	$52,922
USG Corp.[a]	17,568	404,943
Vulcan Materials Co.	31,149	1,507,923

		12,511,949

CHEMICALS — 2.39%
A. Schulman Inc.	7,081	189,912
Aceto Corp.	6,591	91,813
Air Products and Chemicals Inc.	49,895	4,568,885
Airgas Inc.	15,687	1,497,481
Albemarle Corp.	21,037	1,310,395
American Pacific Corp.[a]	1,416	40,144
American Vanguard Corp.	6,656	155,950
Ashland Inc.	18,991	1,585,748
Axiall Corp.	16,652	709,042
Balchem Corp.	7,074	316,561
Cabot Corp.	15,286	572,002
Celanese Corp. Series A	37,969	1,701,011
CF Industries Holdings Inc.	14,199	2,435,128
Chemtura Corp.[a]	23,649	480,075
Cytec Industries Inc.	10,045	735,796
Dow Chemical Co. (The)	290,024	9,330,072
E.I. du Pont de Nemours and Co.	220,445	11,573,362
Eastman Chemical Co.	36,865	2,580,919
Ecolab Inc.	62,800	5,349,932
Ferro Corp.[a,b]	20,858	144,963
FMC Corp.	32,601	1,990,617
H.B. Fuller Co.	11,990	453,342
Hawkins Inc.[b]	2,194	86,422
Huntsman Corp.	46,493	769,924
Innophos Holdings Inc.	5,249	247,595
Innospec Inc.	5,519	221,753
International Flavors & Fragrances Inc.	19,504	1,465,921
Intrepid Potash Inc.	12,893	245,612
KMG Chemicals Inc.	1,878	39,626
Kraton Performance Polymers Inc.[a,b]	7,797	165,296
Kronos Worldwide Inc.[b]	4,860	78,926
Landec Corp.[a,b]	6,214	82,087
LyondellBasell Industries NV Class A	97,225	6,442,128
Minerals Technologies Inc.	8,540	353,044
Monsanto Co.	127,852	12,631,778
Mosaic Co. (The)	71,863	3,866,948
NewMarket Corp.	2,271	596,274
Oil-Dri Corp. of America	1,156	31,755
Olin Corp.	19,179	458,762
OM Group Inc.[a,b]	7,799	241,145
OMNOVA Solutions Inc.[a]	11,024	88,302
Penford Corp.[a]	2,302	30,824
PolyOne Corp.	23,787	589,442
PPG Industries Inc.	34,163	5,001,805
Praxair Inc.	70,830	8,156,783
Quaker Chemical Corp.	3,060	189,751
Rentech Inc.	48,306	101,443
Rockwood Holdings Inc.	18,604	1,191,214
RPM International Inc.	31,637	1,010,486
Sensient Technologies Corp.	12,011	486,085
Sherwin-Williams Co. (The)	21,296	3,760,874
Sigma-Aldrich Corp.	28,819	2,315,895
Stepan Co.	4,515	251,079
Taminco Corp.[a]	3,781	77,094
Valspar Corp. (The)	21,343	1,380,252
W.R. Grace & Co.[a]	17,942	1,507,846
Westlake Chemical Corp.	4,794	462,189
Zep Inc.	5,390	85,324
Zoltek Companies Inc.[a,b]	6,522	84,199

		102,609,033

Security	Shares	Value

COAL — 0.08%
Alpha Natural Resources Inc.[a]	52,820	$276,777
Arch Coal Inc.	50,954	192,606
Cloud Peak Energy Inc.[a,b]	14,648	241,399
CONSOL Energy Inc.	55,000	1,490,500
Hallador Energy Co.	1,610	12,960
L&L Energy Inc.[a]	7,198	25,769
Peabody Energy Corp.	66,278	970,310
SunCoke Energy Inc.[a,b]	16,950	237,639
Walter Energy Inc.[b]	15,033	156,343
Westmoreland Coal Co.[a,b]	2,616	29,378

		3,633,681

COMMERCIAL SERVICES — 2.09%
Aaron’s Inc.	18,228	510,566
ABM Industries Inc.	12,872	315,493
Acacia Research Corp.	11,905	266,077
Accretive Health Inc.[a,b]	13,521	146,162
ADT Corp. (The)	52,933	2,109,380
Advisory Board Co. (The)[a,b]	8,221	449,278
Albany Molecular Research Inc.[a]	5,571	66,128
Alliance Data Systems Corp.[a,b]	11,779	2,132,352
American Public Education Inc.[a,b]	4,393	163,244
AMN Healthcare Services Inc.[a,b]	9,836	140,852
Apollo Group Inc. Class Aa,b	23,135	409,952
Arbitron Inc.	6,337	294,354
ARC Document Solutions Inc.[a,b]	8,728	34,912
Ascent Media Corp. Class Aa	3,412	266,375
Automatic Data Processing Inc.	116,208	8,002,083
AVEO Pharmaceuticals Inc.[a]	9,323	23,308
Avis Budget Group Inc.[a,b]	25,444	731,515
Barrett Business Services Inc.	1,695	88,496
Booz Allen Hamilton Holding Corp.	9,826	170,776
Bridgepoint Education Inc.[a,b]	4,191	51,046
Bright Horizons Family Solutions Inc.[a,b]	2,835	98,403
Brink’s Co. (The)	11,393	290,635
Capella Education Co.[a,b]	2,647	110,248
Cardtronics Inc.[a]	10,598	292,505
Career Education Corp.[a]	12,230	35,467
Carriage Services Inc.	3,814	64,647
CBIZ Inc.[a,b]	9,257	62,114
CDI Corp.	3,317	46,969
Cenveo Inc.[a,b]	12,935	27,552
Chemed Corp.[b]	4,601	333,250
Consolidated Graphics Inc.[a,b]	1,890	88,849
Convergys Corp.	25,162	438,574
CoreLogic Inc.[a]	23,092	535,042
Corinthian Colleges Inc.[a]	18,315	41,026
Corporate Executive Board Co. (The)	8,036	508,036
CorVel Corp.[a,b]	2,962	86,698
CoStar Group Inc.[a,b]	6,809	878,838
CRA International Inc.[a,b]	2,561	47,302
Cross Country Healthcare Inc.[a]	6,521	33,648
Deluxe Corp.	12,246	424,324
DeVry Inc.	15,727	487,852
Education Management Corp.[a,b]	6,373	35,816
Electro Rent Corp.	4,608	77,368
Ennis Inc.	6,348	109,757
Equifax Inc.	29,150	1,717,809
Euronet Worldwide Inc.[a]	12,173	387,832

221

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2013

Security	Shares	Value

EVERTEC Inc.[a]	7,066	$155,240
ExamWorks Group Inc.[a,b]	7,037	149,396
ExlService Holdings Inc.[a]	7,815	231,011
FleetCor Technologies Inc.[a]	16,261	1,322,019
Forrester Research Inc.	3,390	124,379
Franklin Covey Co.[a,b]	3,191	42,951
FTI Consulting Inc.[a]	10,142	333,570
Gartner Inc.[a]	22,424	1,277,944
Genpact Ltd.	40,252	774,448
Global Cash Access Inc.[a,b]	14,999	93,894
Global Payments Inc.	18,256	845,618
Grand Canyon Education Inc.[a,b]	10,874	350,469
Great Lakes Dredge & Dock Corp.	14,340	112,139
Green Dot Corp. Class Aa,b	5,736	114,433
H&E Equipment Services Inc.	6,925	145,910
H&R Block Inc.	65,994	1,831,333
Hackett Group Inc. (The)	5,959	30,927
Healthcare Services Group Inc.	16,115	395,140
Heartland Payment Systems Inc.	9,315	346,984
Heidrick & Struggles International Inc.	4,340	72,565
Hertz Global Holdings Inc.[a]	82,942	2,056,962
HMS Holdings Corp.[a,b]	20,693	482,147
Huron Consulting Group Inc.[a,b]	5,496	254,135
ICF International Inc.[a,b]	4,740	149,357
Insperity Inc.	5,514	167,074
Intersections Inc.	2,146	18,820
Iron Mountain Inc.	41,585	1,106,577
ITT Educational Services Inc.[a,b]	5,759	140,520
JTH Holding Inc. Class Aa	1,098	17,843
K12 Inc.[a]	6,401	168,154
KAR Auction Services Inc.	18,182	415,822
Kelly Services Inc. Class A	6,297	110,009
Kforce Inc.	6,844	99,922
Korn/Ferry International[a,b]	11,494	215,398
Landauer Inc.	2,283	110,292
Lender Processing Services Inc.	20,396	659,811
LifeLock Inc.[a,b]	14,532	170,170
Lincoln Educational Services Corp.	5,318	28,026
Live Nation Entertainment Inc.[a]	33,505	519,327
Mac-Gray Corp.	2,792	39,646
Manpowergroup Inc.	18,473	1,012,320
MasterCard Inc. Class A	27,987	16,078,531
Matthews International Corp. Class A	6,787	255,870
MAXIMUS Inc.	8,134	605,820
McGrath RentCorp	5,986	204,482
McGraw Hill Financial Inc.	65,645	3,491,658
Medifast Inc.[a,b]	3,300	85,008
MoneyGram International Inc.[a,b]	5,175	117,214
Monro Muffler Brake Inc.[b]	7,409	356,002
Monster Worldwide Inc.[a,b]	29,019	142,483
Moody’s Corp.	46,573	2,837,693
Morningstar Inc.	4,953	384,254
Multi-Color Corp.	3,270	99,212
National Research Corp. Class Aa	1,860	33,480
Navigant Consulting Inc.[a,b]	12,394	148,728
Odyssey Marine Exploration Inc.[a,b]	17,053	50,477
On Assignment Inc.[a]	10,341	276,312
PAREXEL International Corp.[a]	13,615	625,473
Paychex Inc.	78,497	2,866,710
Pendrell Corp.[a,b]	38,455	100,752
Performant Financial Corp.[a,b]	5,350	62,007
PHH Corp.[a,b]	13,561	276,373
PRGX Global Inc.[a]	5,071	27,840
Providence Service Corp. (The)[a,b]	3,029	88,114
Quad Graphics Inc.	6,141	147,998

Security	Shares	Value

Quanta Services Inc.[a]	50,647	$1,340,120
R.R. Donnelley & Sons Co.[b]	43,203	605,274
Rent-A-Center Inc.	14,260	535,463
Resources Connection Inc.	10,164	117,902
Robert Half International Inc.	33,419	1,110,513
Rollins Inc.	15,359	397,798
RPX Corp.[a]	7,759	130,351
SAIC Inc.	68,370	952,394
SEI Investments Co.	34,524	981,517
Service Corp. International	50,695	914,031
ServiceSource International Inc.[a,b]	14,625	136,305
Sotheby’s	16,246	615,886
Standard Parking Corp.[a,b]	3,725	79,938
Steiner Leisure Ltd.[a,b]	3,668	193,890
Stewart Enterprises Inc. Class A	18,199	238,225
Strayer Education Inc.[b]	2,834	138,384
Swisher Hygiene Inc.[a,b]	27,086	23,291
Team Health Holdings Inc.[a,b]	16,450	675,601
Team Inc.[a,b]	4,784	181,074
TeleTech Holdings Inc.[a,b]	5,494	128,724
TMS International Corp. Class A	3,010	44,638
Total System Services Inc.	38,930	953,006
Towers Watson & Co. Class A	15,611	1,279,165
Tree.com Inc.	1,490	25,539
TrueBlue Inc.[a,b]	9,734	204,901
United Rentals Inc.[a,b]	22,733	1,134,604
Universal Technical Institute Inc.	5,130	52,993
Valassis Communications Inc.	9,563	235,154
Vantiv Inc. Class Aa	20,944	578,054
Verisk Analytics Inc. Class Aa	36,247	2,163,946
Viad Corp.	4,786	117,353
VistaPrint NVa,b	8,191	404,390
Weight Watchers International Inc.	6,376	293,296
Western Union Co.	133,425	2,282,902
WEX Inc.[a]	9,463	725,812
Xoom Corp.[a]	1,749	40,087

		89,720,624

COMPUTERS — 4.92%
3D Systems Corp.[a,b]	24,092	1,057,639
Accenture PLC Class A	153,912	11,075,507
Acorn Energy Inc.[b]	4,327	36,520
Agilysys Inc.[a,b]	3,504	39,560
Apple Inc.	224,800	89,038,784
Brocade Communications Systems Inc.[a]	110,521	636,601
CACI International Inc. Class Aa,b	5,583	354,465
Cadence Design Systems Inc.[a]	70,636	1,022,809
Carbonite Inc.[a,b]	2,731	33,837
CIBER Inc.[a,b]	17,550	58,617
Cognizant Technology Solutions Corp. Class Aa	72,236	4,522,696
Computer Sciences Corp.	35,979	1,574,801
Computer Task Group Inc.[b]	3,748	86,092
Cray Inc.[a,b]	8,836	173,539
Datalink Corp.[a,b]	3,674	39,091
Dell Inc.	300,117	4,006,562
Diebold Inc.	15,116	509,258
Digimarc Corp.	1,715	35,620
DST Systems Inc.	8,020	523,947
Electronics For Imaging Inc.[a]	11,149	315,405
EMC Corp.	503,138	11,884,120
FleetMatics Group PLC[a]	3,914	130,062
Fortinet Inc.[a]	31,441	550,217
Fusion-io Inc.[a,b]	18,212	259,339
Hewlett-Packard Co.	465,580	11,546,384

222

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2013

Security	Shares	Value

Hutchinson Technology Inc.[a]	5,605	$26,512
iGATE Corp.[a]	7,745	127,173
IHS Inc. Class Aa,b	15,743	1,643,254
Imation Corp.[a]	7,582	32,072
Immersion Corp.[a]	6,679	88,497
Insight Enterprises Inc.[a,b]	10,622	188,434
International Business Machines Corp.	249,317	47,646,972
j2 Global Inc.	11,137	473,434
Jack Henry & Associates Inc.	20,997	989,589
Keyw Holding Corp. (The)[a,b]	10,856	143,842
Lexmark International Inc. Class A	15,092	461,362
LivePerson Inc.[a,b]	13,224	118,421
Manhattan Associates Inc.[a,b]	4,886	377,004
Maxwell Technologies Inc.[a,b]	7,165	51,230
Mentor Graphics Corp.	22,334	436,630
Mercury Systems Inc.[a,b]	7,362	67,878
MICROS Systems Inc.[a]	19,349	834,909
Mitek Systems Inc.[a]	5,323	30,767
MTS Systems Corp.	3,843	217,514
NCR Corp.[a]	39,373	1,298,915
NetApp Inc.[a]	86,314	3,260,943
NetScout Systems Inc.[a,b]	8,808	205,579
Qualys Inc.[a,b]	3,790	61,095
Quantum Corp.[a,b]	56,298	77,128
RadiSys Corp.[a,b]	5,514	26,522
RealD Inc.[a,b]	10,574	146,979
Riverbed Technology Inc.[a,b]	39,193	609,843
SanDisk Corp.[a]	58,285	3,561,213
Silicon Graphics International Corp.[a,b]	7,815	104,565
Silver Spring Networks Inc.[a]	1,419	35,390
Spansion Inc. Class Aa,b	11,565	144,794
STEC Inc.[a,b]	8,784	59,028
Stratasys Ltd.[a,b]	7,602	636,591
Super Micro Computer Inc.[a,b]	7,010	74,586
Sykes Enterprises Inc.[a]	9,306	146,663
Synaptics Inc.[a]	8,082	311,642
Synopsys Inc.[a]	37,019	1,323,429
Syntel Inc.	3,684	231,613
Teradata Corp.[a]	39,134	1,965,701
Uni-Pixel Inc.[a]	2,421	35,613
Unisys Corp.[a,b]	10,489	231,492
Virtusa Corp.[a]	4,480	99,277
Vocera Communications Inc.[a,b]	5,050	74,235
Western Digital Corp.	50,595	3,141,443

		211,331,245

COSMETICS & PERSONAL CARE — 1.62%
Avon Products Inc.	104,520	2,198,056
Colgate-Palmolive Co.	223,384	12,797,669
Elizabeth Arden Inc.[a,b]	6,064	273,304
Estee Lauder Companies Inc. (The) Class A	55,540	3,652,866
Inter Parfums Inc.	3,953	112,740
Procter & Gamble Co. (The)	656,398	50,536,082
Revlon Inc. Class Aa,b	2,774	61,194

		69,631,911

DISTRIBUTION & WHOLESALE — 0.43%
Arrow Electronics Inc.[a]	25,144	1,001,988
Beacon Roofing Supply Inc.[a,b]	11,273	427,021
BlueLinx Holdings Inc.[a,b]	8,053	17,314
Core-Mark Holding Co. Inc.	2,758	175,133
Fastenal Co.	71,413	3,274,286
Fossil Group Inc.[a]	12,318	1,272,573

Security	Shares	Value

Genuine Parts Co.	37,112	$2,897,334
Houston Wire & Cable Co.	4,199	58,114
Ingram Micro Inc. Class Aa	36,576	694,578
LKQ Corp.[a]	70,942	1,826,757
MWI Veterinary Supply Inc.[a,b]	3,034	373,910
Navarre Corp.[a]	9,591	26,471
Owens & Minor Inc.	15,315	518,107
Pool Corp.	11,403	597,631
Rentrak Corp.[a,b]	2,280	45,760
ScanSource Inc.[a,b]	6,597	211,104
Titan Machinery Inc.[a,b]	4,088	80,247
United Stationers Inc.	9,758	327,381
W.W. Grainger Inc.	14,108	3,557,755
Watsco Inc.	6,151	516,438
WESCO International Inc.[a]	10,479	712,153

		18,612,055

DIVERSIFIED FINANCIAL SERVICES — 2.62%
Affiliated Managers Group Inc.[a]	12,630	2,070,562
Air Lease Corp.	16,171	446,158
Aircastle Ltd.[b]	16,395	262,156
Altisource Residential Corp.[a]	6,002	100,173
American Express Co.	226,917	16,964,315
Ameriprise Financial Inc.	48,265	3,903,673
Arlington Asset Investment Corp. Class A	2,666	71,289
Artisan Partners Asset Management Inc.[a]	3,043	151,876
BGC Partners Inc. Class A	30,428	179,221
Blackhawk Network Holdings Inc.[a]	2,753	63,870
BlackRock Inc.[c]	31,272	8,032,213
Calamos Asset Management Inc. Class A	4,740	49,770
California First National Bancorp	503	8,299
CBOE Holdings Inc.	21,307	993,758
Charles Schwab Corp. (The)	262,592	5,574,828
CIFC Corp.[a,b]	1,544	11,657
CME Group Inc.	75,898	5,766,730
Cohen & Steers Inc.	4,435	150,701
Consumer Portfolio Services Inc.[a]	4,067	29,852
Cowen Group Inc. Class Aa	21,093	61,170
Credit Acceptance Corp.[a,b]	1,883	197,809
DFC Global Corp.[a]	10,560	145,834
Diamond Hill Investment Group Inc.	662	56,303
Discover Financial Services	117,453	5,595,461
Doral Financial Corp.[a]	29,936	24,847
E*TRADE Financial Corp.[a]	68,493	867,121
Eaton Vance Corp. NVS	28,744	1,080,487
Ellie Mae Inc.[a,b]	6,044	139,495
Encore Capital Group Inc.[a,b]	5,674	187,866
Evercore Partners Inc. Class A	7,571	297,389
FBR & Co.[a,b]	2,251	56,860
Federal Agricultural Mortgage Corp. Class C NVS	2,452	70,814
Federated Investors Inc. Class B	22,029	603,815
Financial Engines Inc.	11,713	533,996
First Marblehead Corp. (The)[a,b]	13,032	15,378
Franklin Resources Inc.	32,798	4,461,184
FXCM Inc. Class A	8,761	143,768
GAIN Capital Holdings Inc.	3,603	22,735
GAMCO Investors Inc. Class A	1,561	86,495
Garrison Capital Inc.	1,439	22,189
GFI Group Inc.	16,654	65,117
Greenhill & Co. Inc.	6,980	319,265
Hannon Armstrong Sustainable Infrastructure Capital Inc.[a]	3,529	41,925
Higher One Holdings Inc.[a]	7,767	90,408
Home Loan Servicing Solutions Ltd.	12,751	305,641
Horizon Technology Finance Corp.	1,848	25,392

223

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2013

Security	Shares	Value

Imperial Holdings Inc.[a]	4,133	$28,311
Interactive Brokers Group Inc. Class A	11,213	179,072
IntercontinentalExchange Inc.[a,b]	17,562	3,121,821
INTL FCStone Inc.[a,b]	3,380	58,981
Invesco Ltd.	106,490	3,386,382
Investment Technology Group Inc.[a,b]	9,262	129,483
Janus Capital Group Inc.	35,736	304,113
JMP Group Inc.	3,493	23,194
Knight Capital Group Inc. Class Aa,b	44,181	158,610
Ladenburg Thalmann Financial Services Inc.[a]	25,053	41,337
Lazard Ltd. Class A	30,682	986,426
Legg Mason Inc.	26,617	825,393
LPL Financial Holdings Inc.	13,563	512,139
Manning & Napier Inc.	3,274	58,146
MarketAxess Holdings Inc.	8,774	410,184
Marlin Business Services Corp.	2,018	45,970
Medley Capital Corp.	6,875	93,362
NASDAQ OMX Group Inc. (The)	26,687	875,067
National Financial Partners Corp.[a]	9,740	246,519
Nationstar Mortgage Holdings Inc.a,b	4,600	172,224
Nelnet Inc. Class A	5,703	205,821
Netspend Holdings Inc.[a]	7,449	118,961
NewStar Financial Inc.[a,b]	6,256	83,330
Nicholas Financial Inc.	2,531	38,269
NYSE Euronext Inc.	58,197	2,409,356
Ocwen Financial Corp.[a]	24,819	1,023,039
Oppenheimer Holdings Inc. Class A	2,443	46,515
Outerwall Inc.[a]	6,736	395,201
PennyMac Financial Services Inc. Class Aa,c	3,059	65,065
Piper Jaffray Companies Inc.[a,b]	3,631	114,776
Portfolio Recovery Associates Inc.[a]	4,152	637,872
Pzena Investment Management Inc. Class A	2,705	17,637
Raymond James Financial Inc.	29,199	1,254,973
Regional Management Corp.[a,b]	1,155	28,875
SLM Corp.	106,392	2,432,121
Stifel Financial Corp.[a,b]	14,684	523,778
SWS Group Inc.[a,b]	6,879	37,491
T. Rowe Price Group Inc.	62,379	4,563,024
TD Ameritrade Holding Corp.	55,779	1,354,872
Teton Advisors Inc. Class Bb	32	640
Virtus Investment Partners Inc.[a,b]	1,473	259,646
Visa Inc. Class A	125,125	22,866,594
Waddell & Reed Financial Inc. Class A	20,730	901,755
WageWorks Inc.[a]	5,978	205,942
Walter Investment Management Corp.[a]	8,583	290,191
Westwood Holdings Group Inc.	1,613	69,230
WhiteHorse Finance Inc.	1,605	25,279
WisdomTree Investments Inc.[a,b]	24,059	278,363
World Acceptance Corp.[a,b]	2,513	218,480
ZAIS Financial Corp.	1,363	24,766

		112,498,461
ELECTRIC — 2.80%
Ameresco Inc. Class Aa,b	4,827	43,491
AES Corp. (The)	148,694	1,782,841
ALLETE Inc.	9,139	455,579
Alliant Energy Corp.	26,690	1,345,710
Ameren Corp.	58,657	2,020,147
American Electric Power Co. Inc.	116,405	5,212,616
Atlantic Power Corp.	27,451	108,157
Avista Corp.	14,095	380,847
Black Hills Corp.	10,619	517,676
Calpine Corp.[a]	94,511	2,006,469
CH Energy Group Inc.	8	520

Security	Shares	Value

Cleco Corp.	14,652	$680,292
CMS Energy Corp.	63,314	1,720,241
Consolidated Edison Inc.	70,146	4,090,213
Dominion Resources Inc.	138,349	7,860,990
DTE Energy Co.	41,659	2,791,570
Duke Energy Corp.	169,020	11,408,850
Dynegy Inc.[a]	23,949	540,050
Edison International	78,535	3,782,246
El Paso Electric Co.	9,616	339,541
Empire District Electric Co. (The)	10,127	225,933
EnerNOC Inc.[a,b]	5,994	79,480
Entergy Corp.	42,816	2,983,419
Exelon Corp.	204,971	6,329,504
FirstEnergy Corp.	100,160	3,739,974
Genie Energy Ltd. Class B	3,684	33,709
Great Plains Energy Inc.	36,817	829,855
Hawaiian Electric Industries Inc.	23,289	589,445
IDACORP Inc.	11,989	572,595
Integrys Energy Group Inc.	18,821	1,101,593
ITC Holdings Corp.	12,373	1,129,655
MDU Resources Group Inc.	45,419	1,176,806
MGE Energy Inc.	5,556	304,247
National Fuel Gas Co.	17,411	1,008,967
NextEra Energy Inc.	101,520	8,271,850
Northeast Utilities	75,644	3,178,561
NorthWestern Corp.	8,798	351,040
NRG Energy Inc.	77,381	2,066,073
NV Energy Inc.	56,719	1,330,628
OGE Energy Corp.	23,876	1,628,343
Ormat Technologies Inc.[b]	4,242	99,772
Otter Tail Corp.	8,764	248,898
Pepco Holdings Inc.	60,093	1,211,475
PG&E Corp.	105,897	4,842,670
Pike Electric Corp.	6,213	76,420
Pinnacle West Capital Corp.	26,533	1,471,785
PNM Resources Inc.	19,190	425,826
Portland General Electric Co.	18,197	556,646
PPL Corp.	142,082	4,299,401
Public Service Enterprise Group Inc.	121,176	3,957,608
SCANA Corp.	33,408	1,640,333
Southern Co. (The)	208,454	9,199,075
TECO Energy Inc.	51,893	892,041
UIL Holdings Corp.	12,179	465,847
Unitil Corp.	3,329	96,142
UNS Energy Corp.	9,679	432,942
Westar Energy Inc.	30,363	970,401
Wisconsin Energy Corp.	54,777	2,245,309
Xcel Energy Inc.	119,086	3,374,897

		120,527,211
ELECTRICAL COMPONENTS & EQUIPMENT — 0.48%
Acuity Brands Inc.	10,172	768,189
Advanced Energy Industries Inc.[a]	9,545	166,178
American Superconductor Corp.[a,b]	9,331	24,634
AMETEK Inc.	58,259	2,464,356
Belden Inc.	10,901	544,287
Capstone Turbine Corp.[a,b]	71,800	84,006
Coleman Cable Inc.	1,959	35,380
Emerson Electric Co.	172,163	9,389,770
Encore Wire Corp.	4,951	168,829
Energizer Holdings Inc.	14,907	1,498,303
EnerSys Inc.	11,509	564,401
Generac Holdings Inc.	12,345	456,888
General Cable Corp.	11,912	366,294

224

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2013

Security	Shares	Value

GrafTech International Ltd.[a,b]	28,286	$205,922
Graham Corp.	2,486	74,655
Hubbell Inc. Class B	14,245	1,410,255
Insteel Industries Inc.	4,166	72,988
Littelfuse Inc.	5,198	387,823
Molex Inc.	33,236	975,144
Powell Industries Inc.[a,b]	2,139	110,479
Power-One Inc.[a,b]	16,075	101,594
PowerSecure International Inc.[a]	4,541	68,251
Revolution Lighting Technologies Inc.[a]	7,104	28,416
SunPower Corp.[a,b]	9,544	197,561
Universal Display Corp.[a,b]	9,554	268,563
Vicor Corp.[a]	4,603	31,531

		20,464,697
ELECTRONICS — 1.13%
Agilent Technologies Inc.	83,143	3,555,195
American Science and Engineering Inc.	2,003	112,168
Amphenol Corp. Class A	38,277	2,983,309
Analogic Corp.	2,922	212,809
Avnet Inc.[a]	32,824	1,102,886
AVX Corp.	11,585	136,124
Badger Meter Inc.	3,485	155,257
Bel Fuse Inc. Class B	2,641	35,521
Benchmark Electronics Inc.[a]	13,775	276,877
Brady Corp. Class A	11,761	361,415
Checkpoint Systems Inc.[a,b]	9,735	138,140
Coherent Inc.	5,651	311,201
CTS Corp.	8,075	110,143
Electro Scientific Industries Inc.	5,570	59,933
ESCO Technologies Inc.	6,456	209,045
FARO Technologies Inc.[a,b]	4,091	138,358
FEI Co.	9,087	663,260
FLIR Systems Inc.	33,980	916,441
Fluidigm Corp.[a,b]	5,886	102,769
Garmin Ltd.	29,368	1,061,947
Gentex Corp.	34,772	801,495
GSI Group Inc.[a,b]	7,021	56,449
Honeywell International Inc.	188,429	14,949,957
II-VI Inc.[a,b]	12,642	205,559
InvenSense Inc.[a,b]	13,594	209,076
Itron Inc.[a,b]	9,599	407,286
Jabil Circuit Inc.	48,531	989,062
Kemet Corp.[a,b]	10,743	44,154
Measurement Specialties Inc.[a,b]	3,617	168,299
Mesa Laboratories Inc.	645	34,914
Methode Electronics Inc.	9,062	154,145
Mettler-Toledo International Inc.[a]	7,229	1,454,475
Multi-Fineline Electronix Inc.[a,b]	2,106	31,190
National Instruments Corp.	22,385	625,437
Newport Corp.[a,b]	9,229	128,560
NVE Corp.[a,b]	1,113	52,111
OSI Systems Inc.[a,b]	4,746	305,737
Park Electrochemical Corp.	5,018	120,482
PerkinElmer Inc.	27,362	889,265
Plexus Corp.[a]	8,364	250,000
Rofin-Sinar Technologies Inc.[a,b]	6,831	170,365
Rogers Corp.[a,b]	3,885	183,838
Sanmina Corp.[a]	19,676	282,351
Sparton Corp.[a]	2,449	42,221
Stoneridge Inc.[a,b]	6,660	77,522
Taser International Inc.[a,b]	13,245	112,847
Tech Data Corp.[a]	9,572	450,745
Thermo Fisher Scientific Inc.	85,959	7,274,710

Security	Shares	Value

Trimble Navigation Ltd.[a]	60,558	$1,575,114
TTM Technologies Inc.[a]	12,842	107,873
Viasystems Group Inc.[a,b]	933	10,757
Vishay Intertechnology Inc.[a]	31,677	439,993
Vishay Precision Group Inc.[a]	2,882	43,633
Waters Corp.[a]	20,522	2,053,226
Watts Water Technologies Inc. Class A	6,767	306,816
Woodward Inc.	16,614	664,560
Zagg Inc.[a,b]	6,139	32,844
Zygo Corp.[a,b]	3,908	61,785

		48,411,651
ENERGY — ALTERNATE SOURCES — 0.02%
Amyris Inc.[a,b]	7,309	21,123
Clean Energy Fuels Corp.[a,b]	15,876	209,563
Enphase Energy Inc.[a,b]	1,929	14,911
FuelCell Energy Inc.[a,b]	35,598	45,210
FutureFuel Corp.	4,695	66,528
Green Plains Renewable Energy Inc.[a]	6,029	80,306
KiOR Inc. Class Aa,b	6,351	36,264
Renewable Energy Group Inc.[a,b]	5,066	72,089
REX American Resources Corp.[a,b]	1,492	42,925
Solarcity Corp.[a,b]	5,164	195,045
Solazyme Inc.[a,b]	11,453	134,229

		918,193
ENGINEERING & CONSTRUCTION — 0.27%
AECOM Technology Corp.[a]	24,930	792,525
Aegion Corp.[a,b]	9,486	213,530
Argan Inc.	2,397	37,393
Chicago Bridge & Iron Co. NV	24,088	1,437,090
Dycom Industries Inc.[a,b]	8,058	186,462
EMCOR Group Inc.	16,069	653,205
Engility Holdings Inc.[a,b]	3,860	109,701
Exponent Inc.	3,228	190,807
Fluor Corp.	39,008	2,313,564
Granite Construction Inc.	9,313	277,155
Jacobs Engineering Group Inc.[a]	31,042	1,711,345
KBR Inc.	35,718	1,160,835
Layne Christensen Co.[a,b]	4,768	93,024
MasTec Inc.[a,b]	14,228	468,101
McDermott International Inc.[a]	56,556	462,628
Michael Baker Corp.	2,083	56,470
Mistras Group Inc.[a,b]	3,743	65,802
MYR Group Inc.[a,b]	4,974	96,744
National Technical Systems Inc.[a]	1,640	22,944
Orion Marine Group Inc.[a,b]	6,351	76,784
Sterling Construction Co. Inc.[a,b]	3,857	34,944
Tutor Perini Corp.[a,b]	8,608	155,719
URS Corp.	18,222	860,443
VSE Corp.	968	39,756

		11,516,971
ENTERTAINMENT — 0.21%
Bally Technologies Inc.[a]	9,250	521,885
Carmike Cinemas Inc.[a,b]	4,278	82,822
Churchill Downs Inc.	3,095	244,041
Cinemark Holdings Inc.	27,684	772,937
Dolby Laboratories Inc. Class Ab	10,796	361,126
DreamWorks Animation SKG Inc. Class Aa,b	17,673	453,489
International Game Technology	62,365	1,042,119
International Speedway Corp. Class A	6,616	208,206

225

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2013

Security	Shares	Value

Isle of Capri Casinos Inc.[a,b]	5,326	$39,945
Lions Gate Entertainment Corp.[a,b]	20,205	555,031
Madison Square Garden Inc. Class Aa	14,554	862,324
Marriott Vacations Worldwide Corp.[a]	6,982	301,902
Multimedia Games Holding Co. Inc.[a]	6,560	171,019
National CineMedia Inc.	13,459	227,323
Penn National Gaming Inc.[a]	15,905	840,738
Pinnacle Entertainment Inc.[a]	15,153	298,059
Reading International Inc. Class Aa	4,080	25,949
Regal Entertainment Group Class Ab	19,723	353,042
Scientific Games Corp. Class Aa,b	13,587	152,854
SeaWorld Entertainment Inc.	7,297	256,125
SHFL Entertainment Inc.[a]	13,005	230,319
Six Flags Entertainment Corp.	15,820	556,231
Speedway Motorsports Inc.	2,773	48,250
Vail Resorts Inc.	8,682	534,117

		9,139,853
ENVIRONMENTAL CONTROL — 0.31%
ADA-ES Inc.[a]	2,142	90,221
Calgon Carbon Corp.[a]	13,728	228,983
Casella Waste Systems Inc. Class Aa,b	8,942	38,540
CECO Environmental Corp.	1,751	21,537
Clean Harbors Inc.[a,b]	14,497	732,533
Covanta Holding Corp.	26,086	522,242
Darling International Inc.[a]	28,355	529,104
Energy Recovery Inc.[a,b]	10,771	44,484
GSE Holding Inc.[a,b]	1,944	11,256
Heritage-Crystal Clean Inc.[a,b]	1,851	27,043
Met-Pro Corp.	3,458	46,476
Mine Safety Appliances Co.	6,601	307,277
Nuverra Environmental Solutions Inc.[a,b]	32,153	93,244
Pure Cycle Corp.[a]	4,124	23,053
Republic Services Inc.	64,756	2,197,819
Stericycle Inc.[a]	20,579	2,272,539
Tetra Tech Inc.[a]	15,221	357,846
TRC Companies Inc.[a,b]	3,614	25,298
US Ecology Inc.	4,457	122,300
Waste Connections Inc.	29,674	1,220,788
Waste Management Inc.	111,850	4,510,910

		13,423,493
FOOD — 1.78%
Annie’s Inc.[a]	3,280	140,187
Arden Group Inc. Class A	251	27,708
B&G Foods Inc. Class A	12,589	428,655
Boulder Brands Inc.[a,b]	14,140	170,387
Cal-Maine Foods Inc.	3,513	163,390
Calavo Growers Inc.[b]	2,772	75,371
Campbell Soup Co.	42,024	1,882,255
Chefs’ Warehouse Inc. (The)[a,b]	2,653	45,632
Chiquita Brands International Inc.[a,b]	10,794	117,870
ConAgra Foods Inc.	100,202	3,500,056
Dean Foods Co.[a,b]	43,270	433,565
Diamond Foods Inc.[a,b]	5,273	109,415
Dole Food Co. Inc.[a]	12,297	156,787
Fairway Group Holdings Corp.[a]	3,759	90,855
Flowers Foods Inc.	40,339	889,475
Fresh Del Monte Produce Inc.[b]	9,136	254,712
Fresh Market Inc. (The)[a,b]	9,835	488,996
General Mills Inc.	154,391	7,492,595
Hain Celestial Group Inc.[a,b]	9,197	597,529
Harris Teeter Supermarkets Inc.	11,846	555,104

Security	Shares	Value

Hershey Co. (The)	36,202	$3,232,115
Hillshire Brands Co.	29,475	975,033
Hormel Foods Corp.	32,339	1,247,639
Ingles Markets Inc. Class A	2,949	74,462
Ingredion Inc.	18,417	1,208,524
Inventure Foods Inc.[a,b]	3,198	26,735
J&J Snack Foods Corp.	3,556	276,657
J.M. Smucker Co. (The)	25,688	2,649,717
John B. Sanfilippo & Son Inc.	1,913	38,566
Kellogg Co.	62,219	3,996,326
Kraft Foods Group Inc.	142,372	7,954,324
Kroger Co. (The)	124,552	4,302,026
Lancaster Colony Corp.	4,431	345,574
Lifeway Foods Inc.	1,068	18,540
McCormick & Co. Inc. NVS	31,590	2,222,672
Mondelez International Inc. Class A	427,365	12,192,723
Nash-Finch Co.	2,993	65,876
Pilgrim’s Pride Corp.[a]	14,387	214,942
Pinnacle Foods Inc.	8,009	193,417
Post Holdings Inc.[a]	7,825	341,640
Safeway Inc.	57,858	1,368,920
Sanderson Farms Inc.	5,503	365,509
Seaboard Corp.	73	197,684
Seneca Foods Corp. Class Aa,b	2,151	65,993
Smithfield Foods Inc.[a]	33,233	1,088,381
Snyders-Lance Inc.	12,925	367,199
Spartan Stores Inc.	5,204	95,962
SUPERVALU Inc.	50,812	316,051
Sysco Corp.	142,137	4,855,400
Tootsie Roll Industries Inc.	4,688	148,985
TreeHouse Foods Inc.[a,b]	8,645	566,593
Tyson Foods Inc. Class A	67,075	1,722,486
United Natural Foods Inc.[a,b]	11,763	635,084
Village Super Market Inc. Class A	2,012	66,577
Weis Markets Inc.	2,672	120,427
WhiteWave Foods Co. Class Aa,b	33,122	538,232
Whole Foods Market Inc.	88,826	4,572,762

		76,290,297
FOREST PRODUCTS & PAPER — 0.21%
Boise Inc.	24,134	206,104
Buckeye Technologies Inc.	9,287	343,991
Clearwater Paper Corp.[a,b]	5,600	263,536
Deltic Timber Corp.	2,642	152,761
Domtar Corp.	7,907	525,816
International Paper Co.	106,881	4,735,897
KapStone Paper and Packaging Corp.	9,712	390,228
MeadWestvaco Corp.	41,897	1,429,107
Neenah Paper Inc.	3,844	122,124
Orchids Paper Products Co.	1,420	37,275
P.H. Glatfelter Co.	10,223	256,597
Resolute Forest Products Inc.[a,b]	16,720	220,202
Schweitzer-Mauduit International Inc.	7,462	372,205
Wausau Paper Corp.	10,576	120,566
Xerium Technologies Inc.[a]	2,613	26,600

		9,203,009
GAS — 0.41%
AGL Resources Inc.	28,452	1,219,453
Atmos Energy Corp.	21,660	889,360
CenterPoint Energy Inc.	103,303	2,426,587
Chesapeake Utilities Corp.	2,350	121,001
Delta Natural Gas Co. Inc.	1,651	35,084

226

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2013

Security	Shares	Value

Laclede Group Inc. (The)	7,797	$356,011
New Jersey Resources Corp.	10,003	415,425
NiSource Inc.	74,428	2,131,618
Northwest Natural Gas Co.	6,457	274,293
Piedmont Natural Gas Co.	18,086	610,222
Questar Corp.	42,897	1,023,093
Sempra Energy	58,335	4,769,470
South Jersey Industries Inc.	7,655	439,474
Southwest Gas Corp.	11,065	517,731
UGI Corp.	27,039	1,057,495
Vectren Corp.	19,769	668,785
WGL Holdings Inc.	12,379	535,020

		17,490,122
HAND & MACHINE TOOLS — 0.17%
Franklin Electric Co. Inc.	11,298	380,178
Hardinge Inc.	2,814	41,591
Kennametal Inc.	19,306	749,652
Lincoln Electric Holdings Inc.	20,117	1,152,101
Regal Beloit Corp.	10,774	698,586
Snap-on Inc.	13,995	1,250,873
Stanley Black & Decker Inc.	38,637	2,986,640

		7,259,621
HEALTH CARE — PRODUCTS — 1.97%
Abaxis Inc.	5,211	247,575
ABIOMED Inc.[a,b]	9,276	199,991
Accelerate Diagnostics Inc.[a]	2,489	20,211
Accuray Inc.[a,b]	17,199	98,722
Affymetrix Inc.[a,b]	16,458	73,074
Alere Inc.[a]	19,299	472,825
Alphatec Holdings Inc.[a]	12,682	25,998
AngioDynamics Inc.[a,b]	5,902	66,575
ArthroCare Corp.[a]	6,615	228,416
AtriCure Inc.[a,b]	3,638	34,561
Atrion Corp.	398	87,047
Baxter International Inc.	129,794	8,990,830
Becton, Dickinson and Co.	46,522	4,597,769
Biolase Inc.[a]	7,599	27,204
Boston Scientific Corp.[a]	323,099	2,995,128
Bruker Corp.[a]	26,207	423,243
C.R. Bard Inc.	19,276	2,094,916
Cantel Medical Corp.	5,109	173,042
Cardiovascular Systems Inc.[a,b]	7,089	150,287
CareFusion Corp.[a]	52,643	1,939,895
Cepheid Inc.[a,b]	15,782	543,216
Cerus Corp.[a,b]	13,067	57,756
Chindex International Inc.[a]	2,674	43,372
CONMED Corp.	6,785	211,963
Cooper Companies Inc. (The)	11,412	1,358,599
Covidien PLC	112,676	7,080,560
CryoLife Inc.	6,556	41,041
Cutera Inc.[a]	3,515	30,932
Cyberonics Inc.[a,b]	6,580	341,897
Cynosure Inc. Class Aa	4,587	119,170
DexCom Inc.[a,b]	16,433	368,921
Edwards Lifesciences Corp.[a]	27,053	1,817,962
Endologix Inc.[a,b]	18,281	242,772
Exactech Inc.[a]	1,988	39,263
Female Health Co. (The)	4,819	47,515
GenMark Diagnostics Inc.[a]	6,973	72,101
Genomic Health Inc.[a,b]	3,829	121,418
Globus Medical Inc. Class Aa,b	13,083	220,579

Security	Shares	Value

Greatbatch Inc.[a,b]	5,725	$187,723
Haemonetics Corp.[a,b]	12,178	503,560
Hanger Inc.[a,b]	8,182	258,797
HeartWare International Inc.[a,b]	4,151	394,802
Henry Schein Inc.[a,b]	20,867	1,998,015
Hill-Rom Holdings Inc.	14,906	502,034
Hologic Inc.[a]	63,606	1,227,596
Hospira Inc.[a]	39,711	1,521,328
ICU Medical Inc.[a,b]	2,984	215,027
IDEXX Laboratories Inc.[a,b]	12,956	1,163,190
Insulet Corp.[a,b]	12,797	401,954
Integra LifeSciences Holdings Corp.[a,b]	4,644	170,110
Intuitive Surgical Inc.[a]	9,619	4,872,793
Invacare Corp.	7,673	110,184
Luminex Corp.[a,b]	9,997	206,038
MAKO Surgical Corp.[a,b]	8,695	104,775
Masimo Corp.	11,947	253,276
Medical Action Industries Inc.[a]	3,484	26,827
Medtronic Inc.	243,329	12,524,144
Merge Healthcare Inc.[a,b]	13,552	48,787
Meridian Bioscience Inc.	9,849	211,753
Merit Medical Systems Inc.[a,b]	10,071	112,292
MiMedx Group Inc.[a]	20,168	142,386
Natus Medical Inc.[a,b]	7,107	97,011
Navidea Biopharmaceuticals Inc.[a,b]	23,321	62,267
NuVasive Inc.[a,b]	10,389	257,543
NxStage Medical Inc.[a,b]	14,307	204,304
OraSure Technologies Inc.[a,b]	12,946	50,230
Orthofix International NVa,b	4,496	120,942
PhotoMedex Inc.[a,b]	3,188	50,817
QIAGEN NVa	56,611	1,127,125
Quidel Corp.[a,b]	6,904	176,259
ResMed Inc.[b]	34,567	1,560,009
Rochester Medical Corp.[a,b]	2,573	37,900
Rockwell Medical Technologies Inc.[a,b]	5,050	18,230
Sirona Dental Systems Inc.[a]	13,388	882,001
Solta Medical Inc.[a,b]	16,525	37,677
Spectranetics Corp.[a,b]	9,664	180,524
St. Jude Medical Inc.	68,107	3,107,722
Staar Surgical Co.[a,b]	8,754	88,853
Steris Corp.	13,831	593,073
Stryker Corp.	79,486	5,141,154
SurModics Inc.[a]	3,751	75,058
Symmetry Medical Inc.[a,b]	8,940	75,275
TearLab Corp.[a]	6,123	65,026
TECHNE Corp.	8,881	613,499
Teleflex Inc.	9,839	762,424
Thoratec Corp.[a]	14,094	441,283
Tornier NVa,b	6,228	108,990
Unilife Corp.[a,b]	19,428	61,587
Utah Medical Products Inc.	801	43,494
Varian Medical Systems Inc.[a]	25,968	1,751,542
Vascular Solutions Inc.[a,b]	3,964	58,310
Volcano Corp.[a,b]	12,772	231,556
West Pharmaceutical Services Inc.	8,122	570,652
Wright Medical Group Inc.[a,b]	9,673	253,529
Zeltiq Aesthetics Inc.[a,b]	4,125	26,359
Zimmer Holdings Inc.	40,321	3,021,656

		84,817,618
HEALTH CARE — SERVICES — 1.39%
Acadia Healthcare Co. Inc.[a,b]	8,481	280,467
Addus HomeCare Corp.[a]	1,308	25,820
Aetna Inc.	90,587	5,755,898

227

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2013

Security	Shares	Value

Air Methods Corp.	9,189	$311,323
Alliance HealthCare Services Inc.[a]	1,192	18,643
Almost Family Inc.	1,927	36,613
Amedisys Inc.[a,b]	7,163	83,234
AmSurg Corp.[a,b]	7,571	265,742
Assisted Living Concepts Inc. Class A	4,591	54,908
Bio-Reference Laboratories Inc.[a,b]	5,958	171,293
Brookdale Senior Living Inc.[a]	23,421	619,251
Capital Senior Living Corp.[a,b]	6,830	163,237
Centene Corp.[a,b]	13,034	683,764
Cigna Corp.	68,332	4,953,387
Community Health Systems Inc.	22,574	1,058,269
Covance Inc.[a,b]	13,367	1,017,763
DaVita HealthCare Partners Inc.[a]	22,058	2,664,606
Emeritus Corp.[a]	9,653	223,757
Ensign Group Inc. (The)	4,199	147,889
Five Star Quality Care Inc.[a]	8,928	50,086
Gentiva Health Services Inc.[a]	7,195	71,662
HCA Holdings Inc.	64,089	2,311,049
Health Management Associates Inc. Class Aa	61,517	967,047
Health Net Inc.[a]	19,002	604,644
HealthSouth Corp.[a,b]	20,888	601,574
Healthways Inc.[a,b]	7,997	138,988
Humana Inc.	37,720	3,182,814
IPC The Hospitalist Co. Inc.[a,b]	3,968	203,797
Kindred Healthcare Inc.[a,b]	12,796	168,011
Laboratory Corp. of America Holdings[a]	22,249	2,227,125
LHC Group Inc.[a,b]	3,710	72,642
LifePoint Hospitals Inc.[a]	11,693	571,086
Magellan Health Services Inc.[a,b]	6,529	366,146
MEDNAX Inc.[a,b]	11,832	1,083,575
Molina Healthcare Inc.[a,b]	7,188	267,250
National Healthcare Corp.	2,557	122,225
Quest Diagnostics Inc.	38,199	2,316,005
Select Medical Holdings Corp.	11,652	95,546
Skilled Healthcare Group Inc. Class Aa,b	4,552	30,407
Tenet Healthcare Corp.[a]	24,870	1,146,507
Triple-S Management Corp. Class Ba,b	7,600	163,172
U.S. Physical Therapy Inc.	2,886	79,769
UnitedHealth Group Inc.	244,286	15,995,847
Universal American Corp.[b]	9,026	80,241
Universal Health Services Inc. Class B	21,526	1,441,381
USMD Holdings Inc.[a]	259	7,664
Vanguard Health Systems Inc.[a]	7,678	159,242
WellCare Health Plans Inc.[a]	10,398	577,609
WellPoint Inc.	71,934	5,887,079

		59,526,054
HOLDING COMPANIES — DIVERSIFIED — 0.19%
American Capital Ltd.[a]	72,589	919,703
Apollo Investment Corp.	56,616	438,208
Ares Capital Corp.	64,907	1,116,401
BlackRock Kelso Capital Corp.[c]	16,110	150,790
Capital Southwest Corp.	730	100,616
Fifth Street Finance Corp.	27,203	284,271
Gladstone Capital Corp.	4,977	40,662
Gladstone Investment Corp.	6,638	48,789
Golub Capital BDC Inc.	8,300	145,250
Harbinger Group Inc.[a,b]	9,906	74,691
Horizon Pharma Inc.[a,b]	9,930	24,428
KCAP Financial Inc.[b]	5,259	59,216
Leucadia National Corp.	70,851	1,857,713
Main Street Capital Corp.	8,327	230,575
MCG Capital Corp.	18,863	98,276

Security	Shares	Value

Medallion Financial Corp.	4,367	$60,745
MVC Capital Inc.	5,641	71,020
National Bank Holdings Corp. Class A	12,517	246,585
New Mountain Finance Corp.	7,867	111,397
NGP Capital Resources Co.	5,108	31,312
PennantPark Floating Rate Capital Ltd.	2,468	34,898
PennantPark Investment Corp.	15,621	172,612
Primoris Services Corp.	10,572	208,480
Prospect Capital Corp.	58,255	629,154
Resource America Inc. Class A	2,902	24,667
Solar Capital Ltd.	11,703	270,222
Solar Senior Capital Ltd.	2,318	42,674
Stellus Capital Investment Corp.[b]	3,402	51,200
TCP Capital Corp.	6,222	104,343
THL Credit Inc.	6,302	95,727
TICC Capital Corp.	12,583	121,049
Triangle Capital Corp.	6,567	180,658

		8,046,332
HOME BUILDERS — 0.24%
Beazer Homes USA Inc.[a,b]	5,901	103,386
Cavco Industries Inc.[a]	1,683	84,907
D.R. Horton Inc.	66,843	1,422,419
Hovnanian Enterprises Inc. Class Aa,b	23,674	132,811
KB Home	19,163	376,170
Lennar Corp. Class A	39,165	1,411,507
M.D.C. Holdings Inc.	9,163	297,889
M/I Homes Inc.[a,b]	5,095	116,981
Meritage Homes Corp.[a]	8,658	375,411
NVR Inc.[a]	1,192	1,099,024
PulteGroup Inc.[a]	92,807	1,760,549
Ryland Group Inc. (The)	11,301	453,170
Standard-Pacific Corp.[a,b]	35,495	295,673
Taylor Morrison Home Corp. Class Aa	7,601	185,312
Thor Industries Inc.	10,259	504,538
Toll Brothers Inc.[a]	40,513	1,321,939
TRI Pointe Homes Inc.[a]	3,783	62,722
William Lyon Homes Class Aa	3,295	83,067
Winnebago Industries Inc.[a,b]	7,137	149,806

		10,237,281
HOME FURNISHINGS — 0.13%
American Woodmark Corp.[a]	2,576	89,387
Bassett Furniture Industries Inc.	2,720	42,242
Daktronics Inc.	8,711	89,375
DTS Inc.[a,b]	4,381	90,161
Ethan Allen Interiors Inc.	5,864	168,883
Flexsteel Industries	1,077	26,257
Harman International Industries Inc.	16,274	882,051
Hooker Furniture Corp.[b]	2,614	42,504
iRobot Corp.[a,b]	6,575	261,488
Kimball International Inc. Class B	7,860	76,321
La-Z-Boy Inc.	12,446	252,280
Select Comfort Corp.[a,b]	13,597	340,741
Skullcandy Inc.[a,b]	3,876	21,163
Tempur Sealy International Inc.[a]	14,300	627,770
TiVo Inc.[a]	29,904	330,439
Universal Electronics Inc.[a]	3,538	99,524
VOXX International Corp.[a,b]	4,261	52,282
Whirlpool Corp.	18,959	2,168,151

		5,661,019

228

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2013

Security	Shares	Value

HOUSEHOLD PRODUCTS & WARES — 0.45%
A.T. Cross Co. Class Aa,b	2,199	$37,273
ACCO Brands Corp.[a,b]	27,098	172,343
American Greetings Corp. Class A	8,363	152,374
Avery Dennison Corp.	23,850	1,019,826
Blyth Inc.[b]	2,537	35,417
Central Garden & Pet Co. Class Aa,b	9,228	63,673
Church & Dwight Co. Inc.	33,096	2,042,354
Clorox Co. (The)	31,453	2,615,002
CSS Industries Inc.	2,367	59,009
Helen of Troy Ltd.[a,b]	7,579	290,806
Jarden Corp.[a]	26,946	1,178,888
Kimberly-Clark Corp.	92,110	8,947,565
Prestige Brands Holdings Inc.[a]	12,055	351,283
Scotts Miracle-Gro Co. (The) Class A	10,062	486,095
Spectrum Brands Holdings Inc.	5,503	312,956
Tumi Holdings Inc.[a,b]	11,467	275,208
Tupperware Brands Corp.	12,667	984,099
WD-40 Co.	3,845	209,476

		19,233,647
HOUSEWARES — 0.06%
EveryWare Global Inc.	2,342	28,432
Libbey Inc.[a,b]	4,860	116,494
Lifetime Brands Inc.	2,123	28,830
Newell Rubbermaid Inc.	69,094	1,813,718
Toro Co. (The)	14,354	651,815

		2,639,289
INSURANCE — 4.32%
ACE Ltd.	81,469	7,289,846
Aflac Inc.	111,659	6,489,621
Alleghany Corp.[a]	4,019	1,540,523
Allied World Assurance Co. Holdings Ltd.	8,281	757,794
Allstate Corp. (The)	112,237	5,400,844
Ambac Financial Group Inc.[a]	10,777	256,816
American Equity Investment Life Holding Co.	14,552	228,466
American Financial Group Inc.	18,827	920,829
American International Group Inc.[a]	353,576	15,804,847
American National Insurance Co.	1,732	172,282
American Safety Insurance Holdings Ltd.[a]	2,138	61,895
Amerisafe Inc.	4,350	140,897
AmTrust Financial Services Inc.[b]	6,458	230,551
Aon PLC	74,034	4,764,088
Arch Capital Group Ltd.[a]	31,872	1,638,540
Argo Group International Holdings Ltd.	6,800	288,252
Arthur J. Gallagher & Co.	30,357	1,326,297
Aspen Insurance Holdings Ltd.	15,874	588,767
Assurant Inc.	18,440	938,780
Assured Guaranty Ltd.	41,209	909,071
Axis Capital Holdings Ltd.[b]	28,552	1,307,111
Baldwin & Lyons Inc. Class B	2,169	52,663
Berkshire Hathaway Inc. Class Ba	431,005	48,238,080
Brown & Brown Inc.	28,443	917,002
Chubb Corp. (The)	62,076	5,254,733
Cincinnati Financial Corp.	39,142	1,796,618
Citizens Inc.[a,b]	9,284	55,518
CNA Financial Corp.	6,395	208,605
CNO Financial Group Inc.	53,207	689,563
Crawford & Co. Class B	6,079	34,164
Donegal Group Inc. Class A	1,819	25,411

Security	Shares	Value

Eastern Insurance Holdings Inc.	1,618	$30,338
eHealth Inc.[a]	4,989	113,350
EMC Insurance Group Inc.	1,071	28,124
Employers Holdings Inc.	7,130	174,329
Endurance Specialty Holdings Ltd.	10,463	538,321
Enstar Group Ltd.[a,b]	2,282	303,460
Erie Indemnity Co. Class A	6,198	493,919
Everest Re Group Ltd.	11,968	1,535,016
FBL Financial Group Inc. Class A	2,325	101,161
Fidelity National Financial Inc. Class A	53,579	1,275,716
First American Financial Corp.	25,498	561,976
Fortegra Financial Corp.[a,b]	1,807	12,414
Genworth Financial Inc. Class Aa	118,419	1,351,161
Global Indemnity PLC[a]	2,462	57,980
Greenlight Capital Re Ltd. Class Aa,b	6,760	165,823
Hallmark Financial Services Inc.[a,b]	3,456	31,588
Hanover Insurance Group Inc. (The)	10,795	528,199
Hartford Financial Services Group Inc. (The)	109,183	3,375,938
HCC Insurance Holdings Inc.	24,350	1,049,728
HCI Group Inc.	1,739	53,422
Health Insurance Innovations Inc.[a,b]	1,064	11,193
Hilltop Holdings Inc.[a]	14,862	243,737
Horace Mann Educators Corp.	9,587	233,731
Independence Holding Co.	1,894	22,387
Infinity Property and Casualty Corp.	2,821	168,583
ING U.S. Inc.[a]	17,954	485,835
Investors Title Co.	281	19,934
Kansas City Life Insurance Co.	1,000	38,270
Kemper Corp.	11,802	404,218
Lincoln National Corp.	64,736	2,360,922
Loews Corp.	73,549	3,265,576
Maiden Holdings Ltd.	12,250	137,445
Markel Corp.[a]	3,302	1,739,989
Marsh & McLennan Companies Inc.	132,006	5,269,680
MBIA Inc.[a]	33,930	451,608
Meadowbrook Insurance Group Inc.	12,032	96,617
Mercury General Corp.	5,805	255,188
MetLife Inc.	214,116	9,797,948
MGIC Investment Corp.[a,b]	75,832	460,300
Montpelier Re Holdings Ltd.[b]	11,982	299,670
National Interstate Corp.	1,504	43,992
National Western Life Insurance Co. Class A	540	102,519
Navigators Group Inc. (The)[a]	2,413	137,638
Old Republic International Corp.	62,345	802,380
OneBeacon Insurance Group Ltd. Class A	5,463	79,104
PartnerRe Ltd.	13,843	1,253,622
Phoenix Companies Inc. (The)[a]	1,402	60,286
Platinum Underwriters Holdings Ltd.	7,605	435,158
Primerica Inc.	13,648	510,981
Principal Financial Group Inc.	70,271	2,631,649
ProAssurance Corp.	14,730	768,317
Progressive Corp. (The)	144,455	3,672,046
Protective Life Corp.	19,443	746,806
Prudential Financial Inc.	111,126	8,115,532
Radian Group Inc.	41,594	483,322
Reinsurance Group of America Inc.	17,735	1,225,666
RenaissanceRe Holdings Ltd.	10,660	925,181
RLI Corp.	5,108	390,302
Safety Insurance Group Inc.	3,023	146,646
Selective Insurance Group Inc.	13,174	303,265
StanCorp Financial Group Inc.	10,647	526,068
State Auto Financial Corp.	3,662	66,539
Stewart Information Services Corp.	4,446	116,441
Symetra Financial Corp.	18,597	297,366
Torchmark Corp.	22,477	1,464,152

229

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2013

Security	Shares	Value

Tower Group International Ltd.[b]	13,754	$282,095
Travelers Companies Inc. (The)	90,150	7,204,788
United Fire Group Inc.	4,800	119,184
Universal Insurance Holdings Inc.	4,417	31,272
Unum Group	64,607	1,897,508
Validus Holdings Ltd.	24,906	899,605
W.R. Berkley Corp.	25,969	1,061,093
White Mountains Insurance Group Ltd.[b]	1,480	850,911
XL Group PLC	69,904	2,119,489

		185,644,191
INTERNET — 3.77%
1-800-FLOWERS.COM Inc.[a,b]	6,126	37,920
Active Network Inc. (The)[a,b]	12,928	97,865
Amazon.com Inc.[a]	88,054	24,451,715
Angie’s List Inc.[a,b]	10,117	268,606
AOL Inc.[a]	18,550	676,704
Bankrate Inc.[a,b]	11,066	158,908
Bazaarvoice Inc.[a]	11,511	108,434
Blucora Inc.[a,b]	9,657	179,041
Blue Nile Inc.[a,b]	2,953	111,564
Boingo Wireless Inc.[a]	3,792	23,548
Brightcove Inc.[a]	6,736	59,007
BroadSoft Inc.[a,b]	6,577	181,525
ChannelAdvisor Corp.[a]	1,436	22,588
Cogent Communications Group Inc.	11,268	317,194
comScore Inc.[a]	8,459	206,315
Constant Contact Inc.[a,b]	7,295	117,231
CyrusOne Inc.	4,562	94,616
Dealertrack Technologies Inc.[a,b]	10,162	360,040
Dice Holdings Inc.[a,b]	10,923	100,601
eBay Inc.[a]	310,812	16,075,197
eGain Communications Corp.[a]	3,129	30,101
ePlus Inc.	993	59,471
Equinix Inc.[a]	11,820	2,183,390
ExactTarget Inc.[a]	10,249	345,596
Expedia Inc.	25,524	1,535,269
F5 Networks Inc.[a]	19,175	1,319,240
Facebook Inc. Class Aa	408,023	10,143,452
Global Eagle Entertainment Inc.[a]	5,142	51,728
Global Sources Ltd.[a,b]	4,552	30,544
Google Inc. Class Aa	64,585	56,858,696
Groupon Inc.[a]	100,546	854,641
HealthStream Inc.[a,b]	4,678	118,447
HomeAway Inc.[a]	13,526	437,431
IAC/InterActiveCorp	17,884	850,563
ICG Group Inc.[a,b]	9,088	103,603
Internap Network Services Corp.[a,b]	12,733	105,302
IntraLinks Holdings Inc.[a]	8,805	63,924
Keynote Systems Inc.	3,767	74,436
Liberty Interactive Corp. Series Aa	126,860	2,919,049
Liberty Ventures Series Aa	9,060	770,191
Limelight Networks Inc.[a,b]	15,180	34,155
LinkedIn Corp. Class Aa	21,666	3,863,048
Lionbridge Technologies Inc.[a,b]	13,475	39,077
Liquidity Services Inc.[a,b]	5,636	195,400
magicJack VocalTec Ltd.[a,b]	3,627	51,467
Marketo Inc.[a]	1,669	41,508
ModusLink Global Solutions Inc.[a]	9,330	29,669
Move Inc.[a,b]	9,927	127,264
NET Element International Inc.[a]	537	2,787
Netflix Inc.[a,b]	12,030	2,539,413
NIC Inc.	15,538	256,843
NutriSystem Inc.	6,868	80,905

Security	Shares	Value

OpenTable Inc.[a,b]	5,408	$345,842
Orbitz Worldwide Inc.[a,b]	5,881	47,224
Overstock.com Inc.[a,b]	2,723	76,789
Pandora Media Inc.[a,b]	30,944	569,370
PCTEL Inc.	4,463	37,846
Perficient Inc.[a]	7,705	102,785
Priceline.com Inc.[a]	12,353	10,217,537
QuinStreet Inc.[a,b]	7,876	67,970
Rackspace Hosting Inc.[a]	27,054	1,025,076
ReachLocal Inc.[a,b]	2,368	29,032
RealNetworks Inc.[a]	5,367	40,575
Reis Inc.[a]	1,995	36,888
Responsys Inc.[a,b]	8,612	123,238
Safeguard Scientifics Inc.[a,b]	5,090	81,694
Sapient Corp.[a]	26,428	345,150
Shutterfly Inc.[a,b]	9,094	507,354
Shutterstock Inc.[a,b]	1,913	106,707
Sourcefire Inc.[a,b]	7,459	414,347
Spark Networks Inc.[a,b]	2,784	23,525
Splunk Inc.[a]	24,576	1,139,343
SPS Commerce Inc.[a,b]	3,596	197,780
Stamps.com Inc.[a,b]	3,417	134,596
Support.com Inc.[a,b]	11,425	52,212
Symantec Corp.	166,839	3,748,872
TechTarget Inc.[a,b]	3,999	17,876
TeleCommunication Systems Inc.[a]	11,393	26,546
TIBCO Software Inc.[a]	39,640	848,296
Towerstream Corp.[a]	11,456	29,213
Travelzoo Inc.[a]	1,726	47,051
TripAdvisor Inc.[a,b]	26,840	1,633,751
Trulia Inc.[a,b]	5,741	178,488
United Online Inc.	21,705	164,524
Unwired Planet Inc.[a,b]	20,058	39,113
ValueClick Inc.[a,b]	18,012	444,536
Vasco Data Security International Inc.[a,b]	6,814	56,624
VeriSign Inc.[a]	34,150	1,525,139
VirnetX Holding Corp.[a,b]	10,054	200,979
Vitacost.com Inc.[a,b]	5,538	46,796
Vocus Inc.[a]	4,987	52,463
Web.com Group Inc.[a,b]	10,039	256,998
WebMD Health Corp.[a,b]	8,404	246,825
XO Group Inc.[a]	6,385	71,512
Yahoo! Inc.[a]	227,283	5,707,076
Yelp Inc.[a]	7,129	247,875
Zillow Inc. Class Aa,b	4,989	280,881
Zix Corp.[a,b]	14,555	61,568
Zynga Inc. Class Aa	139,693	388,347

		161,809,458
IRON & STEEL — 0.20%
AK Steel Holding Corp.[b]	38,105	115,839
Allegheny Technologies Inc.	25,817	679,245
Carpenter Technology Corp.	10,666	480,717
Cliffs Natural Resources Inc.[b]	38,209	620,896
Commercial Metals Co.	27,901	412,098
Nucor Corp.	76,504	3,314,153
Reliance Steel & Aluminum Co.	18,067	1,184,473
Schnitzer Steel Industries Inc. Class A	6,077	142,080
Shiloh Industries Inc.	1,204	12,570
Steel Dynamics Inc.	52,721	786,070
United States Steel Corp.[b]	34,590	606,363
Universal Stainless & Alloy Products Inc.[a,b]	1,652	48,701

		8,403,205

230

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2013

Security	Shares	Value

LEISURE TIME — 0.27%
Arctic Cat Inc.	3,028	$136,199
Black Diamond Inc.[a,b]	5,079	47,743
Brunswick Corp.	21,524	687,692
Callaway Golf Co.	15,601	102,655
Carnival Corp.	100,172	3,434,898
Harley-Davidson Inc.	53,680	2,942,738
Interval Leisure Group Inc.	9,272	184,698
Johnson Outdoors Inc. Class Aa,b	1,400	34,860
Life Time Fitness Inc.[a,b]	10,255	513,878
Marine Products Corp.	2,420	19,408
Nautilus Inc.[a]	7,429	64,558
Norwegian Cruise Line Holdings Ltd.[a]	6,504	197,136
Polaris Industries Inc.	15,657	1,487,415
Royal Caribbean Cruises Ltd.	39,119	1,304,228
Town Sports International Holdings Inc.	5,564	59,924
WMS Industries Inc.[a]	13,220	337,242
		11,555,272
LODGING — 0.40%
Ameristar Casinos Inc.	7,941	208,769
Boyd Gaming Corp.[a,b]	13,325	150,572
Caesars Entertainment Corp.[a,b]	8,806	120,642
Choice Hotels International Inc.	6,388	253,540
Hyatt Hotels Corp. Class Aa	10,835	437,301
Las Vegas Sands Corp.	93,613	4,954,936
Marcus Corp.	4,780	60,802
Marriott International Inc. Class A	55,770	2,251,435
MGM Resorts International[a]	89,027	1,315,819
Monarch Casino & Resort Inc.[a,b]	2,078	35,035
Morgans Hotel Group Co.[a,b]	5,202	41,928
Orient-Express Hotels Ltd. Class Aa	23,246	282,671
Starwood Hotels & Resorts Worldwide Inc.	46,597	2,944,464
Wyndham Worldwide Corp.	32,743	1,873,882
Wynn Resorts Ltd.	19,227	2,461,056
		17,392,852
MACHINERY — 1.16%
AGCO Corp.	23,370	1,172,940
Alamo Group Inc.	1,681	68,618
Albany International Corp. Class A	6,610	217,998
Altra Holdings Inc.	6,485	177,559
Applied Industrial Technologies Inc.	10,099	488,085
Astec Industries Inc.	4,765	163,392
Babcock & Wilcox Co. (The)	26,872	806,966
Briggs & Stratton Corp.	11,661	230,888
Caterpillar Inc.	157,515	12,993,412
Chart Industries Inc.[a]	7,171	674,719
CNH Global NV	7,297	303,993
Cognex Corp.	10,250	463,505
Columbus McKinnon Corp.[a]	4,721	100,652
Cummins Inc.	45,442	4,928,639
Deere & Co.	92,934	7,550,888
DXP Enterprises Inc.[a,b]	2,090	139,194
ExOne Co. (The)[a,b]	1,469	90,667
Flow International Corp.[a,b]	11,122	41,040
Flowserve Corp.	34,590	1,868,206
Gardner Denver Inc.	12,036	904,866
Gerber Scientific Inc. Escrow[a,d]	5,665	57
Global Power Equipment Group Inc.	4,163	67,108
Gorman-Rupp Co. (The)	3,703	117,904

Security	Shares	Value

Graco Inc.	14,547	$919,516
Hurco Companies Inc.[b]	1,533	44,104
Hyster-Yale Materials Handling Inc.	2,794	175,435
IDEX Corp.	19,694	1,059,734
Intermec Inc.[a,b]	14,548	143,007
Joy Global Inc.	25,616	1,243,144
Kadant Inc.	2,757	83,179
Lindsay Corp.	3,033	227,414
Manitex International Inc.[a]	2,944	32,237
Manitowoc Co. Inc. (The)	31,731	568,302
Middleby Corp. (The)[a,b]	4,501	765,575
NACCO Industries Inc. Class A	1,292	74,006
Nordson Corp.	15,465	1,071,879
Power Solutions International Inc.[a]	463	15,552
Rockwell Automation Inc.	33,447	2,780,784
Roper Industries Inc.	23,713	2,945,629
Tecumseh Products Co. Class Aa	4,426	48,376
Tennant Co.	4,506	217,505
Terex Corp.[a]	26,515	697,345
Twin Disc Inc.	1,979	46,902
Wabtec Corp.	23,188	1,238,935
Xylem Inc.	44,596	1,201,416
Zebra Technologies Corp. Class Aa	12,448	540,741
		49,712,013
MANUFACTURING — 3.05%
3M Co.	165,296	18,075,118
A.O. Smith Corp.	18,989	688,921
Actuant Corp. Class A	17,522	577,700
American Railcar Industries Inc.	2,315	77,576
AptarGroup Inc.	16,035	885,292
AZZ Inc.	6,051	233,327
Barnes Group Inc.	13,108	393,109
Blount International Inc.[a,b]	11,888	140,516
Carlisle Companies Inc.	14,980	933,404
Chase Corp.	1,524	34,077
CLARCOR Inc.	12,139	633,777
Colfax Corp.[a]	20,504	1,068,463
Crane Co.	11,757	704,479
Danaher Corp.	143,364	9,074,941
Donaldson Co. Inc.	35,799	1,276,592
Dover Corp.	40,979	3,182,429
Eaton Corp. PLC	113,303	7,456,470
EnPro Industries Inc.[a,b]	4,968	252,176
Fabrinet[a]	5,313	74,382
Federal Signal Corp.[a,b]	14,608	127,820
FreightCar America Inc.	2,811	47,759
General Electric Co.	2,476,390	57,427,484
GP Strategies Corp.[a,b]	3,497	83,299
Handy & Harman Ltd.[a,b]	1,401	25,050
Harsco Corp.	19,449	451,022
Hexcel Corp.[a]	23,905	813,965
Hillenbrand Inc.	13,234	313,778
Illinois Tool Works Inc.	90,458	6,256,980
Ingersoll-Rand PLC	72,025	3,998,828
ITT Corp.	22,230	653,784
John Bean Technologies Corp.	6,932	145,641
Koppers Holdings Inc.	5,062	193,267
Leggett & Platt Inc.	33,754	1,049,412
LSB Industries Inc.[a,b]	4,524	137,575
Lydall Inc.[a]	4,072	59,451
Movado Group Inc.	4,235	143,270
Myers Industries Inc.	8,050	120,831
NL Industries Inc.	1,582	17,877

231

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2013

Security	Shares	Value

Pall Corp.	26,654	$1,770,625
Park-Ohio Holdings Corp.[a,b]	2,112	69,654
Parker Hannifin Corp.	35,745	3,410,073
Pentair Ltd. Registered	48,930	2,822,772
PMFG Inc.[a,b]	4,968	34,379
Polypore International Inc.[a]	11,143	449,063
Proto Labs Inc.[a,b]	4,088	265,597
Raven Industries Inc.[b]	8,739	261,995
Smith & Wesson Holding Corp.[a,b]	15,566	155,349
SPX Corp.	11,208	806,752
Standex International Corp.	2,995	157,986
Sturm, Ruger & Co. Inc.[b]	4,594	220,696
Textron Inc.	66,544	1,733,471
Tredegar Corp.	5,750	147,775
TriMas Corp.[a,b]	9,507	354,421
Trinity Industries Inc.	19,374	744,737

		131,235,187
MEDIA — 3.46%
A.H. Belo Corp. Class A	4,523	31,028
AMC Networks Inc. Class Aa	14,387	941,054
Beasley Broadcast Group Inc. Class A	1,081	9,059
Belo Corp. Class A	24,853	346,699
Cablevision NY Group Class A	46,666	784,922
CBS Corp. Class B NVS	146,950	7,181,446
Central European Media Enterprises Ltd. Class Aa	18,336	60,692
Charter Communications Inc. Class Aa	15,853	1,963,394
Comcast Corp. Class A	628,419	26,318,188
Courier Corp.	2,129	30,402
Crown Media Holdings Inc. Class Aa,b	8,202	20,259
Cumulus Media Inc. Class Aa,b	14,979	50,779
Daily Journal Corp.[a,b]	220	24,860
Demand Media Inc.[a,b]	7,202	43,212
Dex Media Inc.[a]	4,104	72,107
Digital Generation Inc.[a,b]	6,441	47,470
DIRECTV[a]	125,037	7,704,780
Discovery Communications Inc. Series Aa	58,607	4,525,046
DISH Network Corp. Class A	50,995	2,168,307
E.W. Scripps Co. (The) Class Aa	7,156	111,490
Entercom Communications Corp. Class Aa,b	5,674	53,563
Entravision Communications Corp. Class A	11,820	72,693
FactSet Research Systems Inc.	10,534	1,073,836
Fisher Communications Inc.	2,144	88,076
Gannett Co. Inc.	54,816	1,340,799
Gray Television Inc.[a]	12,043	86,710
Hemisphere Media Group Inc.[a]	2,060	28,222
John Wiley & Sons Inc. Class A	11,328	454,140
Journal Communications Inc. Class Aa,b	10,149	76,016
Liberty Global PLC Series Aa	88,919	6,587,119
Liberty Global PLC Series C NVS[a]	1	68
Liberty Media Corp.[a]	24,175	3,064,423
Lin TV Corp. Class Aa,b	7,812	119,524
Martha Stewart Living Omnimedia Inc. Class Aa	6,397	15,417
McClatchy Co. (The) Class Aa,b	13,574	30,949
Media General Inc. Class Aa	4,693	51,764
Meredith Corp.	8,690	414,513
New York Times Co. (The) Class Aa,b	32,624	360,821
News Corp. Class A NVS	475,938	15,515,579
Nexstar Broadcasting Group Inc.	7,032	249,355
Nielsen Holdings NV	52,310	1,757,093
Saga Communications Inc. Class A	1,138	52,246
Salem Communications Corp. Class A	2,482	18,590
Scholastic Corp.	6,220	182,184
Scripps Networks Interactive Inc. Class A	26,262	1,753,251

Security	Shares	Value

Sinclair Broadcast Group Inc. Class A	16,385	$481,391
Sirius XM Radio Inc.	738,706	2,474,665
Starz Class Aa	27,814	614,689
Thomson Reuters Corp.	89,693	2,921,301
Time Warner Cable Inc.	69,684	7,838,056
Time Warner Inc.	223,249	12,908,257
Viacom Inc. Class B NVS	116,135	7,902,987
Walt Disney Co. (The)	431,313	27,237,416
Washington Post Co. (The) Class Bb	1,038	502,153
World Wrestling Entertainment Inc. Class A	6,406	66,046

		148,829,106
METAL FABRICATE & HARDWARE — 0.30%
A.M. Castle & Co.[a,b]	3,912	61,653
Ampco-Pittsburgh Corp.	1,993	37,409
CIRCOR International Inc.	4,254	216,358
Dynamic Materials Corp.	3,357	55,424
Furmanite Corp.[a,b]	8,712	58,283
Global Brass & Copper Holdings Inc.[a]	1,928	25,527
Haynes International Inc.	2,913	139,445
Kaydon Corp.	7,706	212,300
L.B. Foster Co. Class A	2,275	98,212
Mueller Industries Inc.	6,735	339,646
Mueller Water Products Inc. Class A	37,678	260,355
NN Inc.	3,932	44,864
Northwest Pipe Co.[a,b]	2,348	65,509
Olympic Steel Inc.	2,131	52,210
Omega Flex Inc.	663	9,859
Precision Castparts Corp.	35,046	7,920,746
RBC Bearings Inc.[a]	5,314	276,062
Rexnord Corp.[a]	6,935	116,855
RTI International Metals Inc.[a,b]	7,225	200,205
Sun Hydraulics Corp.	5,023	157,119
Timken Co. (The)	20,978	1,180,642
Valmont Industries Inc.	6,407	916,778
Worthington Industries Inc.	12,525	397,168

		12,842,629
MINING — 0.41%
Alcoa Inc.	257,686	2,015,104
Allied Nevada Gold Corp.[a,b]	24,881	161,229
AMCOL International Corp.	6,071	192,390
Century Aluminum Co.[a,b]	12,455	115,582
Coeur Mining Inc.[a]	25,819	343,393
Compass Minerals International Inc.	7,947	671,760
Freeport-McMoRan Copper & Gold Inc.	247,711	6,839,301
General Moly Inc.[a,b]	15,843	29,626
Globe Specialty Metals Inc.	14,707	159,865
Gold Resource Corp.[b]	7,164	62,398
Hecla Mining Co.	85,515	254,835
Horsehead Holding Corp.[a,b]	10,337	132,417
Kaiser Aluminum Corp.	4,621	286,225
Materion Corp.	4,887	132,389
Midway Gold Corp.[a]	30,985	29,219
Molycorp Inc.[a,b]	29,183	180,935
Newmont Mining Corp.	118,659	3,553,837
Noranda Aluminium Holding Corp.	8,020	25,905
Paramount Gold and Silver Corp.[a,b]	31,615	37,622
Royal Gold Inc.	15,489	651,777
Southern Copper Corp.	37,802	1,044,091
Stillwater Mining Co.[a]	27,758	298,121
Tahoe Resources Inc.[a]	19,441	275,090
United States Lime & Minerals Inc.[a,b]	387	20,221

232

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2013

Security	Shares	Value

Ur-Energy Inc.	29,065	$38,947
Uranium Energy Corp.[a,b]	20,431	36,571
US Silica Holdings Inc.[b]	5,136	106,726

		17,695,576

OFFICE & BUSINESS EQUIPMENT — 0.08%
Pitney Bowes Inc.	48,252	708,340
Xerox Corp.	294,074	2,667,251

		3,375,591

OFFICE FURNISHINGS — 0.03%
CompX International Inc.	268	3,741
Herman Miller Inc.	14,022	379,576
HNI Corp.	10,916	393,740
Interface Inc.	14,083	238,988
Knoll Inc.	11,500	163,415
Steelcase Inc. Class A	20,194	294,429

		1,473,889

OIL & GAS — 7.38%
Abraxas Petroleum Corp.[a,b]	19,387	40,713
Adams Resources & Energy Inc.	536	36,925
Alon USA Energy Inc.	5,573	80,586
Anadarko Petroleum Corp.	120,100	10,320,193
Apache Corp.	93,847	7,867,194
Apco Oil and Gas International Inc.[a,b]	2,158	24,882
Approach Resources Inc.[a,b]	8,266	203,096
Arabian American Development Co.[a,b]	4,787	41,647
Atwood Oceanics Inc.[a]	13,674	711,732
Berry Petroleum Co. Class A	12,556	531,370
Bill Barrett Corp.[a,b]	11,556	233,662
Bonanza Creek Energy Inc.[a]	7,049	249,958
BPZ Resources Inc.[a]	24,833	44,451
Cabot Oil & Gas Corp.	50,662	3,598,015
Callon Petroleum Co.[a,b]	9,810	33,060
Carrizo Oil & Gas Inc.[a,b]	9,558	270,778
Cheniere Energy Inc.[a]	57,796	1,604,417
Chesapeake Energy Corp.	138,761	2,827,949
Chevron Corp.	464,258	54,940,292
Cimarex Energy Co.	20,607	1,339,249
Clayton Williams Energy Inc.[a,b]	1,449	63,031
Cobalt International Energy Inc.[a]	65,948	1,752,238
Comstock Resources Inc.	11,609	182,610
Concho Resources Inc.[a]	25,124	2,103,381
ConocoPhillips	292,820	17,715,610
Contango Oil & Gas Co.	3,039	102,566
Continental Resources Inc.[a]	10,137	872,390
Crimson Exploration Inc.[a]	5,152	14,529
CVR Energy Inc.	3,978	188,557
Delek US Holdings Inc.	8,893	255,940
Denbury Resources Inc.[a]	89,371	1,547,906
Devon Energy Corp.	97,235	5,044,552
Diamond Offshore Drilling Inc.	16,687	1,147,899
Diamondback Energy Inc.[a,b]	3,644	121,418
Emerald Oil Inc.[a]	8,756	60,066
Endeavour International Corp.[a,b]	11,109	42,659
Energen Corp.	17,320	905,143
Energy XXI (Bermuda) Ltd.	18,993	421,265
EOG Resources Inc.	65,162	8,580,532
EPL Oil & Gas Inc.[a]	6,622	194,422
EQT Corp.	36,028	2,859,542
Equal Energy Ltd.	8,527	34,449

Security	Shares	Value

Evolution Petroleum Corp.[a,b]	3,735	$40,749
EXCO Resources Inc.	29,698	226,893
Exxon Mobil Corp.	1,064,876	96,211,547
Forest Oil Corp.[a,b]	28,299	115,743
FX Energy Inc.[a,b]	12,473	40,038
Gastar Exploration Ltd.[a,b]	13,649	36,443
Goodrich Petroleum Corp.[a,b]	6,327	80,986
Gulfport Energy Corp.[a]	18,185	855,968
Halcon Resources Corp.[a,b]	49,563	281,022
Helmerich & Payne Inc.	23,077	1,441,159
Hercules Offshore Inc.[a,b]	38,030	267,731
Hess Corp.	73,483	4,885,885
HollyFrontier Corp.	48,642	2,080,905
Isramco Inc.[a,b]	237	22,084
Kodiak Oil & Gas Corp.[a]	63,511	564,613
Kosmos Energy Ltd.[a]	24,209	245,963
Laredo Petroleum Holdings Inc.[a]	9,275	190,694
Magnum Hunter Resources Corp.[a,b]	35,498	129,568
Marathon Oil Corp.	169,756	5,870,162
Marathon Petroleum Corp.	77,785	5,527,402
Matador Resources Co.[a,b]	11,861	142,095
Midstates Petroleum Co. Inc.[a,b]	5,753	31,124
Miller Energy Resources Inc.[a]	8,918	35,672
Murphy Oil Corp.	45,737	2,784,926
Nabors Industries Ltd.	69,801	1,068,653
Newfield Exploration Co.[a]	32,400	774,036
Noble Energy Inc.	85,870	5,155,635
Northern Oil and Gas Inc.[a]	15,215	202,968
Oasis Petroleum Inc.[a,b]	22,412	871,154
Occidental Petroleum Corp.	192,946	17,216,572
Panhandle Oil and Gas Inc.	1,664	47,424
Parker Drilling Co.[a,b]	28,707	142,961
Patterson-UTI Energy Inc.	34,689	671,406
PBF Energy Inc.	5,622	145,610
PDC Energy Inc.[a]	7,188	370,038
Penn Virginia Corp.	12,972	60,968
PetroCorp Inc. Escrow[a,d]	1,248	—
PetroQuest Energy Inc.[a]	13,323	52,759
Phillips 66	148,303	8,736,530
Pioneer Natural Resources Co.	32,635	4,723,916
QEP Resources Inc.	42,893	1,191,567
Quicksilver Resources Inc.[a,b]	27,899	46,870
Range Resources Corp.	39,222	3,032,645
Resolute Energy Corp.[a,b]	19,252	153,631
Rex Energy Corp.[a,b]	10,397	182,779
Rosetta Resources Inc.[a]	14,581	619,984
Rowan Companies PLC Class Aa	29,835	1,016,478
Sanchez Energy Corp.[a,b]	6,810	156,358
SandRidge Energy Inc.[a,b]	117,870	561,061
Seadrill Ltd.	84,634	3,447,989
SM Energy Co.	15,873	952,062
Southwestern Energy Co.[a]	84,235	3,077,105
Stone Energy Corp.[a]	11,935	262,928
Swift Energy Co.[a]	10,343	124,013
Synergy Resources Corp.[a]	9,489	69,459
Tesoro Corp.	32,526	1,701,760
Triangle Petroleum Corp.[a,b]	10,699	75,000
Ultra Petroleum Corp.[a,b]	36,803	729,435
Unit Corp.[a]	11,651	496,100
VAALCO Energy Inc.[a,b]	13,928	79,668
Valero Energy Corp.	130,612	4,541,379
Vantage Drilling Co.[a,b]	46,050	93,942
W&T Offshore Inc.	8,332	119,064
Warren Resources Inc.[a,b]	16,822	42,896
Western Refining Inc.	13,731	385,429

233

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2013

Security	Shares	Value

Whiting Petroleum Corp.[a]	28,303	$1,304,485
WPX Energy Inc.[a]	47,857	906,412
ZaZa Energy Corp.[a,b]	6,021	7,225

		316,938,600
OIL & GAS SERVICES — 1.48%
Baker Hughes Inc.	105,854	4,883,045
Basic Energy Services Inc.[a,b]	7,401	89,478
Bolt Technology Corp.	2,053	35,065
C&J Energy Services Inc.[a,b]	10,704	207,337
Cal Dive International Inc.[a,b]	22,384	42,082
Cameron International Corp.[a]	59,407	3,633,332
CARBO Ceramics Inc.[b]	4,718	318,135
Dawson Geophysical Co.[a]	1,859	68,523
Dresser-Rand Group Inc.[a]	18,187	1,090,856
Dril-Quip Inc.[a]	9,694	875,271
Edgen Group Inc.[a,b]	3,617	23,076
Exterran Holdings Inc.[a,b]	13,787	387,690
Flotek Industries Inc.[a,b]	11,715	210,167
FMC Technologies Inc.[a]	56,804	3,162,847
Forum Energy Technologies Inc.[a]	9,422	286,711
Geospace Technologies Corp.[a]	3,062	211,523
Global Geophysical Services Inc.[a,b]	4,719	22,274
Gulf Island Fabrication Inc.	3,481	66,661
Halliburton Co.	223,217	9,312,613
Helix Energy Solutions Group Inc.[a]	25,426	585,815
Hornbeck Offshore Services Inc.[a,b]	8,446	451,861
ION Geophysical Corp.[a,b]	31,976	192,496
Key Energy Services Inc.[a,b]	36,208	215,438
Lufkin Industries Inc.	8,105	717,049
Matrix Service Co.[a]	6,172	96,160
Mitcham Industries Inc.[a,b]	3,003	50,390
MRC Global Inc.[a]	19,883	549,169
National Oilwell Varco Inc.	102,331	7,050,606
Natural Gas Services Group Inc.[a,b]	2,861	67,205
Newpark Resources Inc.[a,b]	21,607	237,461
Oceaneering International Inc.	26,218	1,892,940
Oil States International Inc.[a]	13,180	1,220,995
Pioneer Energy Services Corp.[a,b]	14,701	97,321
RPC Inc.	14,705	203,076
Schlumberger Ltd.	318,394	22,816,114
SEACOR Holdings Inc.	5,085	422,309
Superior Energy Services Inc.[a]	37,911	983,411
Targa Resources Corp.	7,880	506,920
Tesco Corp.[a,b]	7,313	96,897
TETRA Technologies Inc.[a]	18,857	193,473
TGC Industries Inc.	3,695	30,373
Thermon Group Holdings Inc.[a,b]	6,492	132,437
Willbros Group Inc.[a,b]	9,180	56,365

		63,792,967
PACKAGING & CONTAINERS — 0.27%
AEP Industries Inc.[a,b]	1,008	74,985
Ball Corp.	35,628	1,479,987
Bemis Co. Inc.	24,840	972,238
Berry Plastics Group Inc.[a]	13,260	292,648
Crown Holdings Inc.[a]	34,448	1,416,846
Graphic Packaging Holding Co.[a]	50,277	389,144
Greif Inc. Class A	7,497	394,867
Owens-Illinois Inc.[a]	40,090	1,114,101
Packaging Corp. of America	23,578	1,154,379
Rock-Tenn Co. Class A	17,636	1,761,484
Sealed Air Corp.	47,194	1,130,296

Security	Shares	Value

Silgan Holdings Inc.	10,553	$495,569
Sonoco Products Co.	24,235	837,804
UFP Technologies Inc.[a]	1,302	25,493

		11,539,841
PHARMACEUTICALS — 6.39%
Abbott Laboratories	373,338	13,022,029
AbbVie Inc.	379,292	15,679,931
ACADIA Pharmaceuticals Inc.[a]	16,783	304,611
AcelRx Pharmaceuticals Inc.[a]	5,003	46,378
Achillion Pharmaceuticals Inc.[a,b]	22,447	183,616
Actavis Inc.[a]	31,926	4,029,700
Akorn Inc.[a,b]	13,677	184,913
Align Technology Inc.[a,b]	17,225	638,014
Alimera Sciences Inc.[a]	4,060	19,813
Alkermes PLC[a]	30,275	868,287
Allergan Inc.	70,985	5,979,776
AmerisourceBergen Corp.	55,301	3,087,455
Amicus Therapeutics Inc.[a,b]	7,265	16,927
Ampio Pharmaceuticals Inc.[a,b]	6,486	37,424
Anacor Pharmaceuticals Inc.[a,b]	5,130	28,677
Anika Therapeutics Inc.[a,b]	2,831	48,127
Antares Pharma Inc.[a,b]	25,373	105,552
Array BioPharma Inc.[a,b]	30,774	139,714
Auxilium Pharmaceuticals Inc.[a]	11,613	193,124
AVANIR Pharmaceuticals Inc. Class Aa	32,581	149,873
BioDelivery Sciences International Inc.[a,b]	5,174	21,006
BioMarin Pharmaceutical Inc.[a]	33,292	1,857,361
BioScrip Inc.[a,b]	13,964	230,406
Bristol-Myers Squibb Co.	393,380	17,580,152
Cadence Pharmaceuticals Inc.[a,b]	14,487	98,801
Cardinal Health Inc.	81,864	3,863,981
Catamaran Corp.[a,b]	49,486	2,410,958
Cempra Inc.[a]	1,066	8,347
ChemoCentryx Inc.[a,b]	5,888	83,256
Chimerix Inc.[a]	2,032	49,256
Clovis Oncology Inc.[a]	3,307	221,503
Corcept Therapeutics Inc.[a,b]	11,919	20,620
Cornerstone Therapeutics Inc.[a,b]	1,887	15,096
Cytori Therapeutics Inc.[a,b]	12,869	29,599
DENTSPLY International Inc.	34,330	1,406,157
Depomed Inc.[a,b]	13,239	74,271
Derma Sciences Inc.[a]	2,276	30,385
Durata Therapeutics Inc.[a,b]	2,155	15,516
Dyax Corp.[a,b]	23,236	80,397
Eli Lilly and Co.	237,401	11,661,137
Enanta Pharmaceuticals Inc.[a]	872	15,443
Endo Health Solutions Inc.[a]	26,881	988,952
Endocyte Inc.[a,b]	7,131	93,630
Express Scripts Holding Co.[a]	195,794	12,078,532
Forest Laboratories Inc.[a]	64,196	2,632,036
Furiex Pharmaceuticals Inc.[a,b]	1,764	60,099
Herbalife Ltd.[b]	20,417	921,623
Hi-Tech Pharmacal Co. Inc.	2,624	87,117
Hyperion Therapeutics Inc.[a,b]	3,817	83,974
Idenix Pharmaceuticals Inc.[a,b]	21,691	78,304
Impax Laboratories Inc.[a,b]	16,088	320,956
Infinity Pharmaceuticals Inc.[a,b]	11,467	186,339
Insys Therapeutics Inc.[a]	1,212	16,774
Ironwood Pharmaceuticals Inc. Class Aa,b	23,106	229,905
Isis Pharmaceuticals Inc.[a,b]	27,469	738,092
Jazz Pharmaceuticals PLC[a]	12,420	853,627
Johnson & Johnson	672,710	57,758,881
KaloBios Pharmaceuticals Inc.[a]	2,100	11,886

234

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2013

Security	Shares	Value

Keryx Biopharmaceuticals Inc.[a,b]	19,571	$146,195
Lannett Co. Inc.[a,b]	3,807	45,341
Lifevantage Corp.[a]	27,187	63,074
MannKind Corp.[a,b]	37,373	242,924
McKesson Corp.	54,273	6,214,258
Mead Johnson Nutrition Co. Class A	48,491	3,841,942
Medivation Inc.[a,b]	18,788	924,370
Merck & Co. Inc.	723,177	33,591,572
Mylan Inc.[a]	91,874	2,850,850
Natural Grocers by Vitamin Cottage Inc.[a,b]	1,794	55,614
Nature’s Sunshine Products Inc.	2,829	46,254
Nektar Therapeutics[a,b]	27,426	316,770
Neogen Corp.[a]	5,635	313,081
Neurocrine Biosciences Inc.[a,b]	15,943	213,317
Nutraceutical International Corp.	1,946	39,776
Omega Protein Corp.[a]	4,551	40,868
Omnicare Inc.	24,974	1,191,510
Omthera Pharmaceuticals Inc.[a]	1,412	18,780
Onyx Pharmaceuticals Inc.[a,b]	17,292	1,501,291
Opko Health Inc.[a,b]	34,050	241,755
Optimer Pharmaceuticals Inc.[a,b]	11,368	164,495
Orexigen Therapeutics Inc.[a,b]	24,558	143,664
Osiris Therapeutics Inc.[a,b]	3,904	39,313
Pacira Pharmaceuticals Inc.[a]	6,599	191,371
Patterson Companies Inc.	20,938	787,269
Pernix Therapeutics Holdings[a]	2,185	7,888
Perrigo Co.	22,546	2,728,066
Pfizer Inc.	1,601,757	44,865,214
Pharmacyclics Inc.[a,b]	13,875	1,102,646
PharMerica Corp.[a,b]	7,172	99,404
Portola Pharmaceuticals Inc.[a]	2,320	57,002
POZEN Inc.[a,b]	6,231	31,217
Progenics Pharmaceuticals Inc.[a,b]	7,270	32,424
Questcor Pharmaceuticals Inc.[b]	12,892	586,070
Quintiles Transnational Holdings Inc.[a]	6,522	277,576
Raptor Pharmaceutical Corp.[a,b]	11,748	109,844
Receptos Inc.[a]	1,385	27,548
Regulus Therapeutics Inc.[a,b]	3,109	30,499
Repros Therapeutics Inc.[a]	4,378	80,774
Sagent Pharmaceuticals Inc.[a,b]	3,995	83,815
Salix Pharmaceuticals Ltd.[a]	14,681	971,148
Santarus Inc.[a,b]	13,047	274,639
Sarepta Therapeutics Inc.[a]	7,643	290,816
SciClone Pharmaceuticals Inc.[a,b]	13,638	67,644
SIGA Technologies Inc.[a,b]	8,092	22,981
Star Scientific Inc.[a,b]	34,983	48,626
Sucampo Pharmaceuticals Inc. Class Aa,b	2,534	16,674
Supernus Pharmaceuticals Inc.[a,b]	856	5,504
Synageva BioPharma Corp.[a,b]	4,092	171,864
Synergy Pharmaceuticals Inc.[a]	19,294	83,350
Synta Pharmaceuticals Corp.[a,b]	8,938	44,601
Synutra International Inc.[a]	4,097	20,854
Targacept Inc.[a]	6,471	27,631
TESARO Inc.[a]	3,205	104,932
Tetraphase Pharmaceuticals Inc.[a]	2,758	19,389
TG Therapeutics Inc.	3,058	19,541
TherapeuticsMD Inc.[a]	18,694	56,643
Theravance Inc.[a,b]	17,482	673,581
Threshold Pharmaceuticals Inc.[a,b]	10,811	56,866
USANA Health Sciences Inc.[a,b]	1,452	105,096
Vanda Pharmaceuticals Inc.[a,b]	6,594	53,280
VCA Antech Inc.[a]	20,963	546,925
ViroPharma Inc.[a,b]	15,641	448,115
VIVUS Inc.[a,b]	23,934	301,090
Warner Chilcott PLC Class A	60,094	1,194,669

Security	Shares	Value

XenoPort Inc.[a,b]	10,381	$51,386
Zoetis Inc.	119,737	3,698,676
Zogenix Inc.[a,b]	12,878	22,021

		274,422,499
PIPELINES — 0.46%
Crosstex Energy Inc.	11,400	225,264
Kinder Morgan Inc.	158,615	6,051,162
ONEOK Inc.	49,361	2,039,103
SemGroup Corp. Class A	10,025	539,947
Spectra Energy Corp.	160,268	5,522,835
Williams Companies Inc. (The)	163,465	5,307,709

		19,686,020
REAL ESTATE — 0.18%
Alexander & Baldwin Inc.[a]	10,137	402,946
AV Homes Inc.[a,b]	2,383	42,251
CBRE Group Inc. Class Aa	66,826	1,561,055
Consolidated-Tomoka Land Co.	981	37,435
Forest City Enterprises Inc. Class Aa	37,161	665,554
Forestar Group Inc.[a,b]	8,286	166,217
HFF Inc. Class A	7,853	139,548
Howard Hughes Corp. (The)[a]	9,461	1,060,483
Jones Lang LaSalle Inc.	10,514	958,246
Kennedy-Wilson Holdings Inc.	12,550	208,832
Realogy Holdings Corp.[a]	28,766	1,381,919
St. Joe Co. (The)[a]	16,123	339,389
Thomas Properties Group Inc.	7,783	41,250
WP Carey Inc.	13,750	909,837

		7,914,962
REAL ESTATE INVESTMENT TRUSTS — 3.53%
Acadia Realty Trust	12,866	317,662
AG Mortgage Investment Trust Inc.	7,881	148,242
Agree Realty Corp.	2,705	79,852
Alexander’s Inc.[b]	532	156,254
Alexandria Real Estate Equities Inc.[b]	17,174	1,128,675
American Assets Trust Inc.	7,944	245,152
American Campus Communities Inc.	24,878	1,011,539
American Capital Agency Corp.	95,411	2,193,499
American Capital Mortgage Investment Corp.	13,960	250,861
American Realty Capital Properties Inc.	36,887	562,896
American Residential Properties Inc.[a]	3,282	56,450
American Tower Corp.	94,717	6,930,443
AmREIT Inc.	3,872	74,884
Annaly Capital Management Inc.	226,888	2,851,982
Anworth Mortgage Asset Corp.	32,945	184,492
Apartment Investment and Management Co. Class A	34,533	1,037,371
Apollo Commercial Real Estate Finance Inc.	9,388	149,081
Apollo Residential Mortgage Inc.	8,787	144,810
Ares Commercial Real Estate Corp.	1,855	23,763
Armada Hoffler Properties Inc.	4,551	53,611
ARMOUR Residential REIT Inc.	89,180	420,038
Ashford Hospitality Trust Inc.[b]	13,027	149,159
Associated Estates Realty Corp.	11,825	190,146
AvalonBay Communities Inc.	30,986	4,180,321
Aviv REIT Inc.	2,754	69,649
BioMed Realty Trust Inc.	45,146	913,304
Boston Properties Inc.	36,733	3,874,230
Brandywine Realty Trust[b]	38,509	520,642
BRE Properties Inc. Class A	18,466	923,669
Camden Property Trust	20,273	1,401,675

235

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2013

Security	Shares	Value

Campus Crest Communities Inc.	15,496	$178,824
CapLease Inc.	21,279	179,595
Capstead Mortgage Corp.	23,703	286,806
CBL & Associates Properties Inc.	39,061	836,687
Cedar Realty Trust Inc.	14,145	73,271
Chambers Street Properties	59,620	596,200
Chatham Lodging Trust	3,273	56,230
Chesapeake Lodging Trust	12,580	261,538
Chimera Investment Corp.	247,270	741,810
Colonial Properties Trust	21,115	509,294
Colony Financial Inc.	15,569	309,667
CommonWealth REIT	28,473	658,296
CoreSite Realty Corp.	4,975	158,255
Corporate Office Properties Trust	20,541	523,796
Corrections Corp. of America	27,528	932,373
Cousins Properties Inc.	27,529	278,043
CubeSmart[b]	31,905	509,842
CYS Investments Inc.	41,953	386,387
DCT Industrial Trust Inc.	67,738	484,327
DDR Corp.[b]	63,235	1,052,863
DiamondRock Hospitality Co.[b]	45,382	422,960
Digital Realty Trust Inc.[b]	30,901	1,884,961
Douglas Emmett Inc.[b]	33,642	839,368
Duke Realty Corp.	77,236	1,204,109
DuPont Fabros Technology Inc.[b]	14,685	354,643
Dynex Capital Inc.	13,213	134,640
EastGroup Properties Inc.[b]	7,246	407,732
Education Realty Trust Inc.	27,168	277,929
Ellington Residential Mortgage REIT	1,545	27,578
EPR Properties[b]	11,300	568,051
Equity Lifestyle Properties, Inc.[b]	9,943	781,420
Equity One Inc.	14,419	326,302
Equity Residential	86,255	5,007,965
Essex Property Trust Inc.[b]	9,144	1,453,164
Excel Trust Inc.	12,182	156,051
Extra Space Storage Inc.	26,564	1,113,829
Federal Realty Investment Trust	15,451	1,601,960
FelCor Lodging Trust Inc.[a,b]	30,235	178,689
First Industrial Realty Trust Inc.[b]	25,743	390,521
First Potomac Realty Trust	14,069	183,741
Franklin Street Properties Corp.	22,197	293,000
General Growth Properties Inc.	142,390	2,829,289
GEO Group Inc. (The)	16,769	569,308
Getty Realty Corp.	6,253	129,124
Gladstone Commercial Corp.	2,732	50,924
Glimcher Realty Trust[b]	33,536	366,213
Government Properties Income Trust	13,092	330,180
Gramercy Property Trust Inc.[a,b]	11,070	49,815
Hatteras Financial Corp.	23,546	580,173
HCP Inc.	108,845	4,945,917
Health Care REIT Inc.	68,148	4,567,960
Healthcare Realty Trust Inc.	20,897	532,874
Healthcare Trust of America Inc. Class A	26,685	299,673
Hersha Hospitality Trust	48,510	273,596
Highwoods Properties Inc.	19,098	680,080
Home Properties Inc.[b]	12,576	822,093
Hospitality Properties Trust	33,640	884,059
Host Hotels & Resorts Inc.	178,357	3,008,883
Hudson Pacific Properties Inc.	11,281	240,060
Inland Real Estate Corp.	18,572	189,806
Invesco Mortgage Capital Inc.	32,096	531,510
Investors Real Estate Trust	21,831	187,747
iStar Financial Inc.[a,b]	20,289	229,063
Javelin Mortgage Investment Corp.[b]	2,771	39,043
Kilroy Realty Corp.	17,954	951,742

Security	Shares	Value

Kimco Realty Corp.	98,344	$2,107,512
Kite Realty Group Trust	26,109	157,437
LaSalle Hotel Properties[b]	22,952	566,914
Lexington Realty Trust[b]	40,417	472,071
Liberty Property Trust[b]	25,682	949,207
LTC Properties Inc.[b]	8,887	347,037
Macerich Co. (The)	32,931	2,007,803
Mack-Cali Realty Corp.	21,196	519,090
Medical Properties Trust Inc.	37,362	535,024
MFA Financial Inc.	86,002	726,717
Mid-America Apartment Communities Inc.[b]	10,231	693,355
Monmouth Real Estate Investment Corp. Class A	9,682	95,561
MPG Office Trust Inc.[a]	13,730	43,112
National Health Investors Inc.	5,898	353,054
National Retail Properties Inc.[b]	27,878	959,003
New Residential Investment Corp.	60,597	408,424
New York Mortgage Trust Inc.[b]	15,263	103,331
NorthStar Realty Finance Corp.	46,829	426,144
Omega Healthcare Investors Inc.[b]	27,737	860,402
One Liberty Properties Inc.	2,777	60,983
Parkway Properties Inc.	10,433	174,857
Pebblebrook Hotel Trust	14,707	380,176
Pennsylvania Real Estate Investment Trust[b]	16,937	319,771
PennyMac Mortgage Investment Trust[c]	14,647	308,319
Piedmont Office Realty Trust Inc. Class A	40,153	717,936
Plum Creek Timber Co. Inc.	39,059	1,822,884
Post Properties Inc.	13,061	646,389
Potlatch Corp.	9,734	393,643
Prologis Inc.	119,321	4,500,788
PS Business Parks Inc.	4,420	318,991
Public Storage	34,290	5,257,686
RAIT Financial Trust[b]	19,200	144,384
Ramco-Gershenson Properties Trust	14,941	232,034
Rayonier Inc.	30,183	1,671,836
Realty Income Corp.[b]	46,325	1,941,944
Redwood Trust Inc.	19,030	323,510
Regency Centers Corp.	21,613	1,098,157
Resource Capital Corp.[b]	34,197	210,312
Retail Opportunity Investments Corp.	16,274	226,209
Retail Properties of America Inc. Class A	32,075	458,031
RLJ Lodging Trust	29,543	664,422
Rouse Properties Inc.[b]	5,330	104,575
Ryman Hospitality Properties Inc.	10,565	412,141
Sabra Healthcare REIT Inc.	8,881	231,883
Saul Centers Inc.	1,808	80,384
Select Income REIT	4,136	115,973
Senior Housing Properties Trust	45,235	1,172,944
Silver Bay Realty Trust Corp.	3,640	60,278
Simon Property Group Inc.	72,237	11,407,667
SL Green Realty Corp.	21,181	1,867,952
Sovran Self Storage Inc.	7,898	511,711
Spirit Realty Capital Inc.	13,790	244,359
STAG Industrial Inc.	10,274	204,966
Starwood Property Trust Inc.	40,114	992,821
Strategic Hotels & Resorts Inc.[a]	43,362	384,187
Summit Hotel Properties Inc.	16,408	155,056
Sun Communities Inc.[b]	8,636	429,727
Sunstone Hotel Investors Inc.[a]	38,489	464,947
Tanger Factory Outlet Centers Inc.	22,316	746,693
Taubman Centers Inc.	13,046	980,407
Terreno Realty Corp.	4,604	85,312
Two Harbors Investment Corp.	86,219	883,745
UDR Inc.	58,122	1,481,530
UMH Properties Inc.	3,102	31,858
Universal Health Realty Income Trust[b]	2,895	124,861

236

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2013

Security	Shares	Value

Urstadt Biddle Properties Inc. Class Ab	5,913	$119,265
Ventas Inc.	70,211	4,876,856
Vornado Realty Trust	44,739	3,706,626
Washington Real Estate Investment Trust	15,973	429,833
Weingarten Realty Investors[b]	29,213	898,884
Western Asset Mortgage Capital Corp.	8,133	142,002
Weyerhaeuser Co.	131,162	3,736,805
Whitestone REIT Class B	3,365	53,032
Winthrop Realty Trust[b]	7,064	84,980

		151,584,921
RETAIL — 6.35%
Abercrombie & Fitch Co. Class A	18,865	853,641
Advance Auto Parts Inc.	17,690	1,435,897
Aeropostale Inc.[a]	19,536	269,597
AFC Enterprises Inc.[a]	5,866	210,824
America’s Car-Mart Inc.[a,b]	1,908	82,502
American Eagle Outfitters Inc.	47,140	860,776
ANN INC.[a]	11,732	389,502
Asbury Automotive Group Inc.[a,b]	7,464	299,306
Ascena Retail Group Inc.[a]	29,472	514,286
AutoNation Inc.[a,b]	12,171	528,100
AutoZone Inc.[a]	8,494	3,598,823
Barnes & Noble Inc.[a]	9,677	154,445
bebe stores inc.	9,037	50,698
Bed Bath & Beyond Inc.[a,b]	52,349	3,711,544
Best Buy Co. Inc.	64,729	1,769,044
Big 5 Sporting Goods Corp.	3,950	86,703
Big Lots Inc.[a]	14,556	458,951
Biglari Holdings Inc.[a,b]	301	123,530
BJ’s Restaurants Inc.[a,b]	5,914	219,409
Bloomin’ Brands Inc.[a]	13,247	329,585
Bob Evans Farms Inc.	6,998	328,766
Body Central Corp.[a,b]	3,883	51,722
Bon-Ton Stores Inc. (The)	3,256	58,771
Bravo Brio Restaurant Group Inc.[a,b]	4,705	83,843
Brinker International Inc.	16,896	666,209
Brown Shoe Co. Inc.	10,402	223,955
Buckle Inc. (The)[b]	6,633	345,049
Buffalo Wild Wings Inc.[a,b]	4,454	437,205
Burger King Worldwide Inc.	24,036	468,942
Cabela’s Inc.[a]	11,396	738,005
CarMax Inc.[a]	53,781	2,482,531
Carrols Restaurant Group Inc.[a]	3,686	23,812
Casey’s General Stores Inc.	9,157	550,885
Cash America International Inc.[b]	7,044	320,220
Cato Corp. (The) Class A	6,616	165,135
CEC Entertainment Inc.	4,395	180,371
Cheesecake Factory Inc. (The)	12,922	541,303
Chico’s FAS Inc.	40,359	688,525
Children’s Place Retail Stores Inc. (The)[a]	5,788	317,182
Chipotle Mexican Grill Inc.[a]	7,402	2,696,919
Christopher & Banks Corp.[a]	8,698	58,625
Chuy’s Holdings Inc.[a]	3,886	148,989
Citi Trends Inc.[a,b]	3,528	51,262
Conn’s Inc.[a,b]	5,375	278,210
Copart Inc.[a]	26,750	823,900
Costco Wholesale Corp.	104,509	11,555,560
Cracker Barrel Old Country Store Inc.	4,604	435,815
CST Brands Inc.[a]	14,818	456,543
CVS Caremark Corp.	293,233	16,767,063
Darden Restaurants Inc.	30,957	1,562,709
Del Frisco’s Restaurant Group Inc.[a]	4,540	97,201
Denny’s Corp.[a,b]	23,059	129,592

Security	Shares	Value

Destination Maternity Corp.	3,240	$79,704
Destination XL Group Inc.[a,b]	9,913	62,848
Dick’s Sporting Goods Inc.	23,957	1,199,287
Dillard’s Inc. Class A	6,465	529,936
DineEquity Inc.	3,696	254,544
Diversified Restaurant Holdings Inc.[a]	2,568	20,441
Dollar General Corp.[a]	78,364	3,951,897
Dollar Tree Inc.[a]	53,607	2,725,380
Domino’s Pizza Inc.	13,472	783,397
DSW Inc. Class A	8,527	626,479
Dunkin’ Brands Group Inc.	25,529	1,093,152
Einstein Noah Restaurant Group Inc.	1,602	22,748
Express Inc.[a,b]	21,467	450,163
EZCORP Inc. Class A NVS[a]	11,520	194,458
Family Dollar Stores Inc.	23,381	1,456,870
Fiesta Restaurant Group Inc.[a,b]	4,747	163,249
Fifth & Pacific Companies Inc.[a]	29,568	660,549
Finish Line Inc. (The) Class A	12,207	266,845
First Cash Financial Services Inc.[a,b]	6,879	338,516
Five Below Inc.[a,b]	7,854	288,713
Foot Locker Inc.	36,531	1,283,334
Francesca’s Holdings Corp.[a,b]	10,544	293,018
Fred’s Inc. Class A	8,825	136,699
GameStop Corp. Class A	28,466	1,196,426
Gap Inc. (The)	66,864	2,790,235
Genesco Inc.[a,b]	5,899	395,174
GNC Holdings Inc. Class A	23,546	1,040,969
Gordmans Stores Inc.[a,b]	2,024	27,547
Group 1 Automotive Inc.	5,501	353,879
Guess? Inc.	14,213	441,029
Haverty Furniture Companies Inc.	4,462	102,671
hhgregg Inc.[a,b]	3,740	59,728
Hibbett Sports Inc.[a,b]	6,325	351,037
Home Depot Inc. (The)	349,850	27,102,879
HSN Inc.	8,100	435,132
Ignite Restaurant Group Inc.[a]	1,616	30,494
J.C. Penney Co. Inc.[a]	40,954	699,494
Jack in the Box Inc.[a]	10,701	420,442
Jamba Inc.[a]	3,337	49,821
Jos. A. Bank Clothiers Inc.[a,b]	6,682	276,100
Kirkland’s Inc.[a,b]	3,041	52,457
Kohl’s Corp.	53,169	2,685,566
Krispy Kreme Doughnuts Inc.[a,b]	14,614	255,014
L Brands Inc.	57,483	2,831,038
Lithia Motors Inc. Class A	5,193	276,839
Lowe’s Companies Inc.	260,691	10,662,262
Luby’s Inc.[a,b]	4,974	42,030
Lumber Liquidators Holdings Inc.[a]	6,587	512,930
Macy’s Inc.	91,894	4,410,912
MarineMax Inc.[a,b]	4,856	55,018
Mattress Firm Holding Corp.[a,b]	4,320	174,096
McDonald’s Corp.	240,104	23,770,296
Men’s Wearhouse Inc. (The)	12,229	462,868
MSC Industrial Direct Co. Inc. Class A	11,323	877,080
Nathan’s Famous Inc.[a,b]	665	34,746
New York & Co. Inc.[a,b]	6,392	40,589
Nordstrom Inc.	34,733	2,081,896
Nu Skin Enterprises Inc. Class A	13,990	855,069
O’Reilly Automotive Inc.[a]	26,458	2,979,700
Office Depot Inc.[a,b]	58,932	228,067
OfficeMax Inc.	20,941	214,226
Pacific Sunwear of California Inc.[a]	11,056	40,354
Panera Bread Co. Class Aa	6,836	1,271,086
Pantry Inc. (The)[a]	5,639	68,683
Papa John’s International Inc.[a,b]	3,836	250,759

237

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2013

Security	Shares	Value

PC Connection Inc.	2,166	$33,465
Penske Automotive Group Inc.	10,155	310,134
Pep Boys — Manny, Moe & Jack (The)[a]	12,695	147,008
PetMed Express Inc.	4,770	60,102
PetSmart Inc.	24,839	1,663,965
Pier 1 Imports Inc.	23,289	547,059
PriceSmart Inc.	4,371	383,031
PVH Corp.	19,410	2,427,220
RadioShack Corp.[b]	23,835	75,319
Red Robin Gourmet Burgers Inc.[a,b]	3,533	194,951
Regis Corp.	11,380	186,860
Restoration Hardware Holdings Inc.[a,b]	4,236	317,700
Rite Aid Corp.[a]	174,873	500,137
Ross Stores Inc.	52,643	3,411,793
Roundy’s Inc.	4,974	41,433
Ruby Tuesday Inc.[a,b]	15,284	141,071
rue21 Inc.[a,b]	3,656	152,126
Rush Enterprises Inc. Class Aa,b	7,995	197,876
Ruth’s Hospitality Group Inc.[b]	8,268	99,795
Saks Inc.[a]	26,316	358,950
Sally Beauty Holdings Inc.[a]	40,660	1,264,526
Sears Holdings Corp.[a,b]	10,379	436,748
Sears Hometown and Outlet Stores Inc.[a,b]	1,890	82,631
Shoe Carnival Inc.	3,446	82,738
Signet Jewelers Ltd.	19,371	1,306,187
Sonic Automotive Inc. Class A	9,679	204,614
Sonic Corp.[a,b]	14,516	211,353
Stage Stores Inc.	7,336	172,396
Staples Inc.	159,002	2,521,772
Starbucks Corp.	179,308	11,742,881
Stein Mart Inc.	6,453	88,083
Steinway Musical Instruments Inc.[a]	1,692	51,488
Susser Holdings Corp.[a,b]	4,322	206,937
Systemax Inc.	2,810	26,442
Target Corp.	153,685	10,582,749
Texas Roadhouse Inc.	14,978	374,750
Tiffany & Co.	26,754	1,948,761
Tile Shop Holdings Inc. (The)[a]	4,420	128,003
Tilly’s Inc. Class Aa	2,190	35,040
TJX Companies Inc. (The)	172,380	8,629,343
Tractor Supply Co.	16,714	1,965,734
Trans World Entertainment Corp.	2,536	12,325
Tuesday Morning Corp.[a,b]	10,127	105,017
Ulta Salon, Cosmetics & Fragrance Inc.[a]	15,225	1,524,936
Urban Outfitters Inc.[a]	25,622	1,030,517
Vera Bradley Inc.[a,b]	4,741	102,690
Vitamin Shoppe Inc.[a]	7,072	317,108
Wal-Mart Stores Inc.	385,665	28,728,186
Walgreen Co.	226,916	10,029,687
Wendy’s Co. (The)	67,184	391,683
West Marine Inc.[a,b]	3,473	38,203
Wet Seal Inc. Class Aa,b	21,363	100,620
Williams-Sonoma Inc.	23,397	1,307,658
Winmark Corp.	553	35,873
World Fuel Services Corp.	17,304	691,814
Yum! Brands Inc.	107,733	7,470,206
Zale Corp.[a]	7,778	70,780
Zumiez Inc.[a,b]	5,264	151,340

		272,892,661
SAVINGS & LOANS — 0.23%
Astoria Financial Corp.	20,856	224,828
Bank Mutual Corp.	10,820	61,025
BankFinancial Corp.	4,985	42,373

Security	Shares	Value

BBX Capital Corp.[a]	1,728	$22,308
Beneficial Mutual Bancorp Inc.[a]	7,841	65,864
Berkshire Hills Bancorp Inc.	5,883	163,312
BofI Holding Inc.[a,b]	2,701	123,760
Brookline Bancorp Inc.	16,834	146,119
Capitol Federal Financial Inc.	35,675	433,095
Charter Financial Corp.	5,449	54,926
Clifton Savings Bancorp Inc.[b]	1,998	23,676
Dime Community Bancshares Inc.	7,517	115,160
ESB Financial Corp.	2,988	36,244
ESSA Bancorp Inc.	2,130	23,345
EverBank Financial Corp.	19,277	319,227
First Defiance Financial Corp.	2,313	52,158
First Federal Bancshares of Arkansas Inc.[a]	865	6,834
First Financial Holdings Inc.	3,871	82,104
First Financial Northwest Inc.	3,847	39,663
First Niagara Financial Group Inc.	84,592	851,841
First PacTrust Bancorp Inc.	2,396	32,538
Flagstar Bancorp Inc.[a]	4,753	66,352
Flushing Financial Corp.	7,379	121,385
Fox Chase Bancorp Inc.	2,912	49,504
Hingham Institution for Savings	290	19,685
Home Bancorp Inc.[a,b]	1,661	30,729
Home Federal Bancorp Inc.	3,618	46,093
HomeStreet Inc.	2,090	44,831
HomeTrust Bancshares Inc.[a,b]	5,316	90,159
Hudson City Bancorp Inc.	127,157	1,164,758
Investors Bancorp Inc.	10,606	223,574
Kearny Financial Corp.[a]	3,648	38,268
Meridian Interstate Bancorp Inc.[a]	2,051	38,620
Meta Financial Group Inc.	1,316	34,584
NASB Financial Inc.[a,b]	1,009	26,406
New York Community Bancorp Inc.	105,638	1,478,932
Northfield Bancorp Inc	13,941	163,389
Northwest Bancshares Inc.	23,377	315,823
OceanFirst Financial Corp.	3,459	53,787
Oritani Financial Corp.	10,873	170,489
Pacific Premier Bancorp Inc.[a]	3,697	45,177
People’s United Financial Inc.	79,925	1,190,883
Provident Financial Holdings Inc.	2,375	37,715
Provident Financial Services Inc.	14,462	228,210
Provident New York Bancorp	9,554	89,234
Rockville Financial Inc.	6,870	89,860
Roma Financial Corp.	1,769	32,125
Territorial Bancorp Inc.	2,640	59,690
TFS Financial Corp.[a]	19,524	218,669
United Community Financial Corp.[a]	9,487	44,115
United Financial Bancorp Inc.	5,215	79,007
Washington Federal Inc.	25,648	484,234
Waterstone Financial Inc.[a,b]	1,811	18,400
Westfield Financial Inc.	5,734	40,138
WSFS Financial Corp.	1,829	95,821

		9,851,046
SEMICONDUCTORS — 2.76%
Advanced Micro Devices Inc.[a,b]	150,885	615,611
Aeroflex Holding Corp.[a,b]	4,658	36,752
Alpha & Omega Semiconductor Ltd.[a,b]	4,168	31,844
Altera Corp.	76,672	2,529,409
Ambarella Inc.[a,b]	4,431	74,574
Amkor Technology Inc.[a,b]	17,664	74,365
ANADIGICS Inc.[a,b]	17,561	38,634
Analog Devices Inc.	73,803	3,325,563
Applied Materials Inc.	287,775	4,290,725

238

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2013

Security	Shares	Value

Applied Micro Circuits Corp.[a,b]	14,845	$130,636
Atmel Corp.[a,b]	102,654	754,507
ATMI Inc.[a,b]	7,656	181,064
Avago Technologies Ltd.	58,918	2,202,355
Axcelis Technologies Inc.[a]	24,978	45,460
Broadcom Corp. Class A	136,751	4,616,714
Brooks Automation Inc.	15,891	154,619
Cabot Microelectronics Corp.[a]	5,586	184,394
Cavium Inc.[a]	11,911	421,292
CEVA Inc.[a,b]	5,519	106,848
Cirrus Logic Inc.[a,b]	15,521	269,445
Cohu Inc.	5,609	70,113
Cree Inc.[a]	27,971	1,786,228
Cypress Semiconductor Corp.	35,214	377,846
Diodes Inc.[a]	8,446	219,343
DSP Group Inc.[a,b]	5,570	46,287
Emulex Corp.[a]	21,000	136,920
Entegris Inc.[a]	32,955	309,447
Entropic Communications Inc.[a,b]	21,300	90,951
Exar Corp.[a,b]	9,011	97,048
Fairchild Semiconductor International Inc.[a]	30,686	423,467
First Solar Inc.[a,b]	14,517	649,345
FormFactor Inc.[a]	11,871	80,129
Freescale Semiconductor Ltd.[a]	12,060	163,413
GSI Technology Inc.[a,b]	4,730	29,894
GT Advanced Technologies Inc.[a,b]	28,677	119,010
Hittite Microwave Corp.[a,b]	7,579	439,582
Inphi Corp.[a,b]	5,614	61,754
Integrated Device Technology Inc.[a,b]	34,100	270,754
Integrated Silicon Solution Inc.[a,b]	6,608	72,424
Intel Corp.	1,190,522	28,834,443
Intermolecular Inc.[a,b]	3,368	24,485
International Rectifier Corp.[a]	16,617	347,960
Intersil Corp. Class A	30,573	239,081
IXYS Corp.	5,997	66,327
KLA-Tencor Corp.	39,728	2,214,041
Kopin Corp.[a,b]	16,135	59,861
Lam Research Corp.[a]	38,969	1,727,885
Lattice Semiconductor Corp.[a,b]	28,159	142,766
Linear Technology Corp.	55,659	2,050,478
LSI Corp.[a]	131,616	939,738
LTX-Credence Corp.[a,b]	11,642	69,736
Marvell Technology Group Ltd.	94,492	1,106,501
Maxim Integrated Products Inc.	69,710	1,936,544
MaxLinear Inc. Class Aa	5,357	37,499
Micrel Inc.	11,638	114,983
Microchip Technology Inc.	46,867	1,745,796
Micron Technology Inc.[a]	246,703	3,535,254
Microsemi Corp.[a]	21,338	485,439
Mindspeed Technologies Inc.[a,b]	8,809	28,541
MKS Instruments Inc.	12,625	335,067
Monolithic Power Systems Inc.	8,808	212,361
MoSys Inc.[a,b]	8,614	34,628
Nanometrics Inc.[a,b]	5,628	82,563
NVIDIA Corp.	139,799	1,961,380
OmniVision Technologies Inc.[a,b]	12,476	232,677
ON Semiconductor Corp.[a]	109,428	884,178
Peregrine Semiconductor Corp.[a,b]	6,330	69,060
Pericom Semiconductor Corp.[a,b]	5,513	39,253
Photronics Inc.[a,b]	14,357	115,717
PLX Technology Inc.[a,b]	9,766	46,486
PMC-Sierra Inc.[a,b]	50,031	317,697
Power Integrations Inc.	6,828	276,944
QLogic Corp.[a]	23,359	223,312
QUALCOMM Inc.	413,805	25,275,209

Security	Shares	Value

Rambus Inc.[a,b]	26,540	$227,979
Richardson Electronics Ltd.	2,992	35,126
Rovi Corp.[a]	24,771	565,770
Rubicon Technology Inc.[a,b]	4,147	33,217
Rudolph Technologies Inc.[a,b]	7,834	87,741
Semtech Corp.[a,b]	15,754	551,863
Sigma Designs Inc.[a]	7,999	40,395
Silicon Image Inc.[a,b]	19,996	116,977
Silicon Laboratories Inc.[a]	10,261	424,908
Skyworks Solutions Inc.[a,b]	45,599	998,162
SunEdison Inc.[a]	55,861	456,384
Supertex Inc.	2,455	58,699
Teradyne Inc.[a,b]	44,793	787,013
Tessera Technologies Inc.	12,465	259,272
Texas Instruments Inc.	265,634	9,262,658
TriQuint Semiconductor Inc.[a,b]	40,442	280,263
Ultra Clean Holdings Inc.[a,b]	5,923	35,834
Ultratech Inc.[a,b]	6,290	230,969
Veeco Instruments Inc.[a,b]	9,292	329,123
Volterra Semiconductor Corp.[a,b]	6,103	86,174
Xilinx Inc.	63,747	2,525,019

		118,736,202
SHIPBUILDING — 0.02%
Huntington Ingalls Industries Inc.	11,850	669,288

		669,288
SOFTWARE — 3.83%
Accelrys Inc.[a]	13,464	113,098
ACI Worldwide Inc.[a]	9,559	444,302
Activision Blizzard Inc.	101,849	1,452,367
Actuate Corp.[a,b]	11,839	78,611
Acxiom Corp.[a,b]	18,440	418,219
Adobe Systems Inc.[a]	119,924	5,463,737
Advent Software Inc.[a]	7,539	264,317
Akamai Technologies Inc.[a]	42,557	1,810,800
Allscripts Healthcare Solutions Inc.[a]	41,153	532,520
American Software Inc. Class A	5,710	49,620
ANSYS Inc.[a]	22,543	1,647,893
Aspen Technology Inc.[a]	22,441	646,076
athenahealth Inc.[a,b]	8,652	732,997
Audience Inc.[a,b]	1,485	19,617
Autodesk Inc.[a]	53,742	1,824,003
AVG Technologies[a,b]	5,732	111,487
Avid Technology Inc.[a,b]	7,308	42,971
Blackbaud Inc.	10,826	352,603
BMC Software Inc.[a]	34,453	1,555,208
Bottomline Technologies Inc.[a,b]	8,358	211,374
Broadridge Financial Solutions Inc.	29,032	771,671
CA Inc.	78,535	2,248,457
Callidus Software Inc.[a,b]	8,337	54,941
Cerner Corp.[a]	35,512	3,412,348
Citrix Systems Inc.[a]	44,911	2,709,481
CommVault Systems Inc.[a]	11,131	844,732
Computer Programs and Systems Inc.	2,663	130,860
Compuware Corp.	52,468	543,044
Concur Technologies Inc.[a,b]	10,961	892,006
Cornerstone OnDemand Inc.[a]	9,668	418,528
CSG Systems International Inc.[a,b]	8,139	176,616
Demandware Inc.[a,b]	3,851	163,321
Digi International Inc.[a,b]	6,286	58,900
Digital River Inc.[a,b]	8,854	166,190
Dun & Bradstreet Corp. (The)	9,567	932,304

239

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2013

Security	Shares	Value

E2open Inc.[a,b]	3,535	$61,863
Ebix Inc.[b]	6,886	63,764
Electronic Arts Inc.[a]	71,741	1,647,891
Envestnet Inc.[a,b]	5,021	123,517
EPAM Systems Inc.[a,b]	5,235	142,287
EPIQ Systems Inc.	7,696	103,665
Fair Isaac Corp.	8,209	376,218
Fidelity National Information Services Inc.	70,198	3,007,282
Fiserv Inc.[a]	31,892	2,787,680
Glu Mobile Inc.[a,b]	13,037	28,681
Greenway Medical Technologies Inc.[a]	1,855	22,891
Guidance Software Inc.[a,b]	3,592	31,394
Guidewire Software Inc.[a,b]	10,043	422,308
Imperva Inc.[a,b]	4,835	217,768
inContact Inc.[a,b]	17,910	147,220
Infoblox Inc.[a]	11,992	350,886
Informatica Corp.[a]	26,068	911,859
InnerWorkings Inc.[a,b]	10,618	115,205
Interactive Intelligence Group Inc.[a,b]	3,590	185,244
Intuit Inc.	71,007	4,333,557
Jive Software Inc.[a,b]	9,482	172,288
ManTech International Corp. Class A	5,572	145,541
Market Leader Inc.[a,b]	5,337	57,106
MedAssets Inc.[a,b]	14,025	248,804
Medidata Solutions Inc.[a,b]	6,313	488,942
Microsoft Corp.	2,000,034	69,061,174
MicroStrategy Inc. Class Aa	2,028	176,355
Model N Inc.[a]	1,943	45,388
Monotype Imaging Holdings Inc.	8,907	226,327
MSCI Inc. Class Aa	29,245	972,981
NetSuite Inc.[a]	8,276	759,240
Nuance Communications Inc.[a,b]	62,604	1,150,662
Omnicell Inc.[a]	8,014	164,688
Oracle Corp.	850,305	26,121,370
PDF Solutions Inc.[a,b]	5,865	108,092
Pegasystems Inc.	4,153	137,547
Planet Payment Inc.[a]	10,179	28,094
Progress Software Corp.[a]	13,205	303,847
Proofpoint Inc.[a,b]	5,225	126,602
PROS Holdings Inc.[a]	5,248	157,178
PTC Inc.[a]	28,798	706,415
QAD Inc. Class A	1,542	17,702
QLIK Technologies Inc.[a]	20,526	580,270
Quality Systems Inc.	9,516	178,044
Rally Software Development Corp.[a]	1,653	41,027
RealPage Inc.[a,b]	11,146	204,418
Red Hat Inc.[a]	45,408	2,171,411
Rosetta Stone Inc.[a]	2,588	38,147
Salesforce.com Inc.[a]	141,286	5,394,300
Sapiens International Corp.	3,349	19,223
Schawk Inc.	2,769	36,357
SciQuest Inc.[a]	5,454	136,623
SeaChange International Inc.[a,b]	6,900	80,799
ServiceNow Inc.[a,b]	18,908	763,694
SolarWinds Inc.[a]	15,687	608,812
Solera Holdings Inc.	16,763	932,861
SS&C Technologies Holdings Inc.[a,b]	13,952	459,021
Synchronoss Technologies Inc.[a,b]	6,614	204,174
SYNNEX Corp.[a,b]	6,308	266,702
Tableau Software Inc. Class Aa	2,259	125,194
Take-Two Interactive Software Inc.[a]	18,775	281,062
Tangoe Inc.[a,b]	7,161	110,494
Tyler Technologies Inc.[a]	7,221	495,000
Ultimate Software Group Inc. (The)[a,b]	6,620	776,460
VeriFone Systems Inc.[a]	25,901	435,396

Security	Shares	Value

Verint Systems Inc.[a,b]	12,618	$447,560
VMware Inc. Class Aa	20,479	1,371,888
Workday Inc. Class Aa,b	8,870	568,478

		164,480,157
STORAGE & WAREHOUSING — 0.01%
Mobile Mini Inc.[a,b]	9,167	303,886
Wesco Aircraft Holdings Inc.[a]	9,861	183,119

		487,005
TELECOMMUNICATIONS — 3.76%
8x8 Inc.[a,b]	17,009	140,154
ADTRAN Inc.	14,196	349,364
Alliance Fiber Optic Products Inc.	1,379	27,594
Amdocs Ltd.	38,552	1,429,894
Anaren Inc.[a,b]	3,335	76,505
Anixter International Inc.[a]	6,790	514,750
ARRIS Group Inc.[a]	27,087	388,698
Aruba Networks Inc.[a,b]	26,835	412,186
AT&T Inc.	1,288,474	45,611,980
Atlantic Tele-Network Inc.	2,131	105,825
Aviat Networks Inc.[a,b]	14,270	37,387
Black Box Corp.	4,216	106,749
CalAmp Corp.[a,b]	6,928	101,149
Calix Inc.[a,b]	9,551	96,465
Cbeyond Inc.[a,b]	6,783	53,179
CenturyLink Inc.	145,863	5,156,257
Ciena Corp.[a,b]	23,817	462,526
Cincinnati Bell Inc.[a,b]	47,071	144,037
Cisco Systems Inc.	1,279,932	31,115,147
Clearwire Corp. Class Aa	132,035	657,534
Comtech Telecommunications Corp.	4,312	115,950
Comverse Inc.[a]	5,184	154,276
Consolidated Communications Holdings Inc.	9,603	167,188
Corning Inc.	353,273	5,027,075
Crown Castle International Corp.[a]	70,357	5,093,143
Cyan Inc.[a]	1,916	20,022
DigitalGlobe Inc.[a,b]	17,839	553,187
EarthLink Inc.	25,433	157,939
EchoStar Corp. Class Aa	9,335	365,092
Extreme Networks Inc.[a,b]	22,523	77,704
Fairpoint Communications Inc.[a,b]	5,092	42,518
Finisar Corp.[a,b]	21,877	370,815
Frontier Communications Corp.[b]	240,043	972,174
General Communication Inc. Class Aa	8,806	68,951
Globecomm Systems Inc.[a,b]	5,571	70,417
Harmonic Inc.[a,b]	24,375	154,781
Harris Corp.	26,244	1,292,517
Hawaiian Telcom Holdco Inc.[a,b]	2,483	62,472
Hickory Tech Corp.	3,176	33,761
IDT Corp. Class B	3,649	68,200
Infinera Corp.[a,b]	26,318	280,813
Inteliquent Inc.	7,120	40,940
Intelsat SAa	5,361	107,220
InterDigital Inc.	9,855	440,026
IPG Photonics Corp.[b]	7,673	465,981
Iridium Communications Inc.[a,b]	15,373	119,294
Ixiaa,[b]	13,525	248,860
JDS Uniphase Corp.[a]	55,519	798,363
Juniper Networks Inc.[a]	121,244	2,341,222
KVH Industries Inc.[a,b]	3,506	46,665
Leap Wireless International Inc.[a,b]	12,711	85,545
Level 3 Communications Inc.[a,b]	39,141	825,092

240

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2013

Security	Shares	Value

LogMeIn Inc.[a,b]	5,304	$129,736
Loral Space & Communications Inc.	3,118	187,018
Lumos Networks Corp.	3,528	60,329
Motorola Solutions Inc.	57,985	3,347,474
Neonode Inc.[a]	5,423	32,267
NeoPhotonics Corp.[a,b]	4,717	40,991
NETGEAR Inc.[a,b]	9,104	278,036
NeuStar Inc. Class Aa	15,753	766,856
NII Holdings Inc.[a,b]	41,354	275,831
NTELOS Holdings Corp.	3,533	58,153
Numerex Corp. Class Aa,b	2,571	28,692
Oplink Communications Inc.[a,b]	4,598	79,867
ORBCOMM Inc.[a,b]	9,065	40,702
Palo Alto Networks Inc.[a]	7,984	336,605
ParkerVision Inc.[a,b]	18,274	83,147
Plantronics Inc.	10,169	446,623
Polycom Inc.[a]	42,794	451,049
Preformed Line Products Co.	593	39,322
Premiere Global Services Inc.[a,b]	11,972	144,502
Primus Telecommunications Group Inc.	2,912	34,769
Procera Networks Inc.[a,b]	4,579	62,870
RF Micro Devices Inc.[a]	66,847	357,631
RigNet Inc.[a,b]	2,949	75,141
Ruckus Wireless Inc.[a,b]	10,427	133,570
SBA Communications Corp. Class Aa	30,558	2,264,959
Shenandoah Telecommunications Co.	5,600	93,408
ShoreTel Inc.[a]	11,806	47,578
Sonus Networks Inc.[a,b]	50,765	152,803
Sprint Nextel Corp.[a]	581,035	4,078,866
Symmetricom Inc.[a,b]	10,163	45,632
T-Mobile US Inc.	41,259	1,023,636
TeleNav Inc.[a]	3,859	20,183
Telephone & Data Systems Inc.	22,933	565,298
Tellabs Inc.	88,444	175,119
TESSCO Technologies Inc.	1,276	33,686
tw telecom inc.[a]	36,181	1,018,133
Ubiquiti Networks Inc.	2,539	44,534
United States Cellular Corp.	3,304	121,224
USA Mobility Inc.	4,897	66,452
Verizon Communications Inc.	685,191	34,492,515
ViaSat Inc.[a,b]	9,476	677,155
Vonage Holdings Corp.[a,b]	35,232	99,707
Vringo Inc.[a]	16,057	50,901
West Corp.	5,102	112,958
Westell Technologies Inc. Class Aa,b	12,538	29,966
Windstream Corp.	141,528	1,091,181

		161,452,658
TEXTILES — 0.08%
Cintas Corp.	24,935	1,135,540
Culp Inc.	2,092	36,380
G&K Services Inc. Class A	4,491	213,772
Mohawk Industries Inc.[a]	14,524	1,633,805
UniFirst Corp.	3,486	318,097

		3,337,594
TOYS, GAMES & HOBBIES — 0.12%
Hasbro Inc.	27,754	1,244,212
JAKKS Pacific Inc.[b]	5,272	59,310
LeapFrog Enterprises Inc.[a,b]	15,262	150,178
Mattel Inc.	83,646	3,790,000

		5,243,700

Security	Shares	Value

TRANSPORTATION — 1.65%
Air Transport Services Group Inc.[a,b]	12,661	$83,689
Arkansas Best Corp.	6,006	137,838
Atlas Air Worldwide Holdings Inc.[a,b]	6,369	278,707
Bristow Group Inc.	8,601	561,817
C.H. Robinson Worldwide Inc.	38,453	2,165,288
CAI International Inc.[a,b]	4,113	96,943
Celadon Group Inc.	4,721	86,158
Con-way Inc.	13,455	524,207
CSX Corp.	244,752	5,675,799
Echo Global Logistics Inc.[a,b]	3,555	69,287
ERA Group Inc.[a,b]	5,085	132,973
Expeditors International of Washington Inc.	49,481	1,880,773
FedEx Corp.	75,889	7,481,138
Forward Air Corp.	6,985	267,386
Frontline Ltd.[a,b]	12,156	21,516
GasLog Ltd.[b]	5,640	72,192
Genesee & Wyoming Inc. Class Aa,b	10,367	879,536
Golar LNG Ltd.[b]	10,455	333,410
GulfMark Offshore Inc. Class A	6,429	289,884
Heartland Express Inc.	11,512	159,671
Hub Group Inc. Class Aa	8,943	325,704
International Shipholding Corp.	1,255	29,279
J.B. Hunt Transport Services Inc.	21,756	1,571,653
Kansas City Southern Industries Inc.	26,557	2,813,980
Kirby Corp.[a]	13,410	1,066,631
Knight Transportation Inc.	13,836	232,722
Knightsbridge Tankers Ltd.	5,910	43,498
Landstar System Inc.	11,341	584,062
Marten Transport Ltd.	5,497	86,138
Matson Inc.	10,176	254,400
Nordic American Tankers Ltd.[b]	12,855	97,312
Norfolk Southern Corp.	75,461	5,482,242
Old Dominion Freight Line Inc.[a]	17,167	714,491
Pacer International Inc.[a]	8,225	51,900
Patriot Transportation Holding Inc.[a,b]	1,486	44,639
PHI Inc.[a,b]	3,223	110,549
Quality Distribution Inc.[a,b]	5,158	45,597
Roadrunner Transportation Systems Inc.[a,b]	4,225	117,624
Ryder System Inc.	12,352	750,878
Saia Inc.[a]	5,815	174,276
Scorpio Tankers Inc.	38,899	349,313
Ship Finance International Ltd.	11,617	172,396
Swift Transportation Co.[a,b]	19,012	314,458
Teekay Corp.	8,717	354,172
Teekay Tankers Ltd. Class A	15,160	39,871
Tidewater Inc.	11,853	675,265
Ultrapetrol (Bahamas) Ltd.[a]	5,118	14,586
Union Pacific Corp.	111,791	17,247,116
United Parcel Service Inc. Class B	173,479	15,002,464
Universal Truckload Services Inc.[a]	1,267	30,547
UTi Worldwide Inc.	21,730	357,893
Werner Enterprises Inc.	10,594	256,057
XPO Logistics Inc.[a,b]	4,255	76,973
YRC Worldwide Inc.[a]	2,251	64,716

		70,751,614
TRUCKING & LEASING — 0.03%
AMERCO	1,752	283,649
GATX Corp.	11,259	534,014
Greenbrier Companies Inc. (The)[a,b]	5,485	133,669
TAL International Group Inc.	8,105	353,135
Textainer Group Holdings Ltd.[b]	5,102	196,121

		1,500,588

241

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2013

Security	Shares	Value

VENTURE CAPITAL — 0.01%
Fidus Investment Corp.	2,957	$55,325
GSV Capital Corp.[a,b]	4,643	36,494
Hercules Technology Growth Capital Inc.	14,741	205,490

		297,309
WATER — 0.09%
American States Water Co.	4,552	244,306
American Water Works Co. Inc.	42,636	1,757,882
Aqua America Inc.	33,454	1,046,776
Artesian Resources Corp. Class A	1,872	41,708
California Water Service Group	11,431	223,019
Connecticut Water Service Inc.	2,007	57,601
Consolidated Water Co. Ltd.[b]	3,436	39,273
Middlesex Water Co.	3,669	73,087
PICO Holdings Inc.[a,b]	5,481	114,882
SJW Corp.	3,466	90,809
York Water Co. (The)	3,203	60,953

		3,750,296

TOTAL COMMON STOCKS
(Cost: $3,892,740,915)		4,282,564,818

INVESTMENT COMPANIES — 0.00%

CLOSED-END FUNDS — 0.00%
Firsthand Technology Value Fund Inc.[a,b]	2,046	40,634

		40,634

TOTAL INVESTMENT COMPANIES
(Cost: $38,880)		40,634

RIGHTS — 0.00%

AUTO PARTS & EQUIPMENT — 0.00%
Federal-Mogul Corp. Class Aa,b	4,232	719

		719

TOTAL RIGHTS
(Cost: $0)		719

WARRANTS — 0.00%

OIL & GAS — 0.00%
Magnum Hunter Resources Corp. (Expires 10/14/13)[a,b]	2,506	351

		351

TOTAL WARRANTS
(Cost: $0)		351

Security	Shares	Value

SHORT-TERM INVESTMENTS — 3.32%

MONEY MARKET FUNDS — 3.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,e,f]	124,442,704	$124,442,704
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,e,f]	8,701,521	8,701,521
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,e]	9,368,531	9,368,531

		142,512,756

TOTAL SHORT-TERM INVESTMENTS
(Cost: $142,512,756)		142,512,756

TOTAL INVESTMENTS IN SECURITIES — 102.99%
(Cost: $4,035,292,551)		4,425,119,278
Other Assets, Less Liabilities — (2.99)%		(128,409,980)

NET ASSETS — 100.00%		$4,296,709,298

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

242

Schedule of Investments   (Unaudited)

iSHARES® RUSSELL 3000 GROWTH ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.72%

ADVERTISING — 0.26%
Clear Channel Outdoor Holdings Inc. Class Aa	1,883	$14,047
Interpublic Group of Companies Inc. (The)	8,666	126,090
Lamar Advertising Co. Class Aa	3,503	152,030
Marin Software Inc.[a]	408	4,178
MDC Partners Inc.	438	7,902
Millennial Media Inc.[a,b]	1,569	13,666
Omnicom Group Inc.	11,496	722,754
Valuevision Media Inc. Class Aa	1,521	7,772

		1,048,439
AEROSPACE & DEFENSE — 2.41%
Astronics Corp.[a,b]	539	22,029
B/E Aerospace Inc.[a]	4,108	259,133
Boeing Co. (The)	33,729	3,455,199
Cubic Corp.	61	2,934
Erickson Air-Crane Inc.[a]	118	2,220
GenCorp Inc.[a,b]	2,196	35,707
HEICO Corp.	2,315	116,606
Innovative Solutions and Support Inc.	559	3,578
Kaman Corp.	781	26,991
LMI Aerospace Inc.[a]	47	881
Lockheed Martin Corp.	11,541	1,251,737
M/A-COM Technology Solutions Holdings Inc.[a]	444	6,482
Moog Inc. Class Aa	126	6,493
National Presto Industries Inc.	22	1,585
Rockwell Collins Inc.	5,374	340,765
Spirit AeroSystems Holdings Inc. Class Aa	690	14,821
Teledyne Technologies Inc.[a]	517	39,990
TransDigm Group Inc.	2,329	365,117
Triumph Group Inc.	466	36,884
United Technologies Corp.	38,294	3,559,044

		9,548,196
AGRICULTURE — 2.72%
Alico Inc.	59	2,366
Altria Group Inc.	89,299	3,124,572
Archer-Daniels-Midland Co.	2,227	75,518
Limoneira Co.	345	7,152
Lorillard Inc.	16,794	733,562
Philip Morris International Inc.	72,709	6,298,054
Reynolds American Inc.	10,607	513,061
Tejon Ranch Co.[a,b]	631	17,977
Vector Group Ltd.	1,934	31,369

		10,803,631
AIRLINES — 0.35%
Alaska Air Group Inc.[a]	2,885	150,020
Allegiant Travel Co.	683	72,391
Copa Holdings SA Class A	1,479	193,927
Delta Air Lines Inc.[a]	17,438	326,265
Republic Airways Holdings Inc.[a]	1,235	13,993
SkyWest Inc.	217	2,938
Southwest Airlines Co.	3,532	45,527

Security	Shares	Value

Spirit Airlines Inc.[a]	2,681	$85,175
United Continental Holdings Inc.[a]	14,846	464,531
US Airways Group Inc.[a,b]	2,876	47,224

		1,401,991
APPAREL — 1.41%
Carter’s Inc.	2,634	195,100
Coach Inc.	12,492	713,168
Crocs Inc.[a]	3,385	55,852
Deckers Outdoor Corp.[a]	672	33,943
G-III Apparel Group Ltd.[a]	566	27,236
Hanesbrands Inc.	4,381	225,271
Iconix Brand Group Inc.[a]	1,184	34,821
Michael Kors Holdings Ltd.[a]	8,958	555,575
Nike Inc. Class B	31,489	2,005,220
Oxford Industries Inc.	550	34,320
Quiksilver Inc.[a]	4,308	27,744
R.G. Barry Corp.	372	6,041
Ralph Lauren Corp.	2,667	463,365
Steven Madden Ltd.[a]	1,814	87,761
True Religion Apparel Inc.	1,066	33,750
Under Armour Inc. Class Aa,b	3,683	219,912
VF Corp.	3,893	751,583
Wolverine World Wide Inc.	2,248	122,763

		5,593,425
AUTO MANUFACTURERS — 0.37%
Ford Motor Co.	60,238	931,882
Navistar International Corp.[a]	328	9,105
PACCAR Inc.	2,029	108,876
Tesla Motors Inc.[a,b]	3,717	399,317
Wabash National Corp.[a,b]	244	2,484

		1,451,664
AUTO PARTS & EQUIPMENT — 0.51%
Accuride Corp.[a]	1,668	8,440
Allison Transmission Holdings Inc.	210	4,847
American Axle & Manufacturing Holdings Inc.[a]	2,074	38,639
BorgWarner Inc.[a]	5,137	442,553
Commercial Vehicle Group Inc.[a]	1,104	8,236
Cooper Tire & Rubber Co.	332	11,012
Dana Holding Corp.	369	7,107
Delphi Automotive PLC	13,899	704,540
Dorman Products Inc.	1,132	51,653
Douglas Dynamics Inc.	907	11,773
Gentherm Inc.[a,b]	1,348	25,032
Goodyear Tire & Rubber Co. (The)[a]	10,923	167,013
Lear Corp.	464	28,053
Standard Motor Products Inc.	632	21,703
Tenneco Inc.[a]	2,704	122,437
Titan International Inc.[b]	1,806	30,467
Tower International Inc.[a]	293	5,799
Visteon Corp.[a]	2,212	139,621
WABCO Holdings Inc.[a]	2,595	193,821

		2,022,746
BANKS — 0.04%
Bank of the Ozarks Inc.	986	42,724
Cass Information Systems Inc.	458	21,114

243

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

June 30, 2013

Security	Shares	Value

First Financial Bankshares Inc.	952	$52,988
Home Bancshares Inc.	531	13,790
SCBT Financial Corp.	39	1,965
Signature Bank[a]	204	16,936

		149,517

BEVERAGES — 3.78%
Boston Beer Co. Inc. (The) Class Aa,b	359	61,260
Brown-Forman Corp. Class B NVS	6,724	454,206
Coca-Cola Bottling Co. Consolidated	204	12,475
Coca-Cola Co. (The)	170,041	6,820,344
Coca-Cola Enterprises Inc.	12,183	428,354
Constellation Brands Inc. Class Aa	6,433	335,288
Craft Brew Alliance Inc.[a]	156	1,285
Dr Pepper Snapple Group Inc.	9,072	416,677
Farmer Bros. Co.[a]	18	253
Green Mountain Coffee Roasters Inc.[a]	6,633	497,873
Monster Beverage Corp.[a]	5,966	362,554
National Beverage Corp.	496	8,665
PepsiCo Inc.	68,749	5,622,981

		15,022,215
BIOTECHNOLOGY — 4.13%
Acorda Therapeutics Inc.[a]	1,824	60,174
Aegerion Pharmaceuticals Inc.[a,b]	1,285	81,392
Alexion Pharmaceuticals Inc.[a]	8,676	800,274
Alnylam Pharmaceuticals Inc.[a,b]	2,360	73,183
AMAG Pharmaceuticals Inc.[a]	959	21,338
Amgen Inc.	33,342	3,289,522
Arena Pharmaceuticals Inc.[a,b]	8,270	63,679
ARIAD Pharmaceuticals Inc.[a,b]	8,211	143,610
ArQule Inc.[a]	2,571	5,965
Astex Pharmaceuticals Inc.[a]	606	2,491
Biogen Idec Inc.[a]	10,553	2,271,005
Biotime Inc.[a,b]	1,446	5,726
Cambrex Corp.[a]	712	9,947
Celgene Corp.[a]	18,544	2,167,979
Cell Therapeutics Inc.[a]	5,007	5,257
Celldex Therapeutics Inc.[a,b]	3,362	52,481
Charles River Laboratories International Inc.[a]	983	40,332
Chelsea Therapeutics International Ltd.[a]	2,982	6,859
Coronado Biosciences Inc.[a]	1,179	10,139
Cubist Pharmaceuticals Inc.[a]	2,951	142,533
Curis Inc.[a,b]	2,825	9,012
Cytokinetics Inc.[a]	880	10,182
Dendreon Corp.[a,b]	6,845	28,201
Dynavax Technologies Corp.[a,b]	7,087	7,796
Emergent BioSolutions Inc.[a]	241	3,475
Epizyme Inc.[a]	263	7,398
Exact Sciences Corp.[a,b]	3,042	42,314
Exelixis Inc.[a,b]	8,693	39,466
Fibrocell Science Inc.[a]	749	4,584
Galena Biopharma Inc.[a]	3,711	8,238
Gilead Sciences Inc.[a]	67,812	3,472,652
GTx Inc.[a,b]	1,166	7,696
Halozyme Therapeutics Inc.[a,b]	4,181	33,197
Harvard Bioscience Inc.[a]	71	336
Illumina Inc.[a,b]	5,529	413,790
ImmunoGen Inc.[a]	2,954	49,007
Immunomedics Inc.[a,b]	2,864	15,580
Incyte Corp.[a]	4,443	97,746

Security	Shares	Value

Insmed Inc.[a]	1,256	$15,022
Intercept Pharmaceuticals Inc.[a]	213	9,551
InterMune Inc.[a,b]	3,371	32,429
Kythera Biopharmaceuticals Inc.[a,b]	453	12,254
Lexicon Pharmaceuticals Inc.[a,b]	9,399	20,396
Life Technologies Corp.[a]	4,980	368,570
Ligand Pharmaceuticals Inc. Class Ba	767	28,701
Medicines Co. (The)[a,b]	2,547	78,346
MEI Pharma Inc.[a]	427	3,044
Merrimack Pharmaceuticals Inc.[a,b]	4,040	27,189
Momenta Pharmaceuticals Inc.[a]	1,755	26,430
Myriad Genetics Inc.[a]	3,541	95,147
Nanosphere Inc.[a]	1,867	5,732
NeoGenomics Inc.[a]	1,462	5,819
NewLink Genetics Corp.[a,b]	588	11,595
Novavax Inc.[a,b]	4,692	9,619
NPS Pharmaceuticals Inc.[a]	3,036	45,844
Omeros Corp.[a,b]	1,421	7,162
OncoGenex Pharmaceutical Inc.[a]	677	6,635
OvaScience Inc.[a]	399	5,478
PDL BioPharma Inc.[b]	6,224	48,049
Peregrine Pharmaceuticals Inc.[a]	6,096	7,864
Puma Biotechnology Inc.[a]	985	43,704
Regeneron Pharmaceuticals Inc.[a]	3,561	800,798
Repligen Corp.[a]	1,292	10,646
Sangamo BioSciences Inc.[a,b]	2,332	18,213
Seattle Genetics Inc.[a,b]	4,367	137,386
Sequenom Inc.[a,b]	5,119	21,551
Stemline Therapeutics Inc.[a]	407	9,703
Sunesis Pharmaceuticals Inc.[a]	1,181	6,153
Trius Therapeutics Inc.[a,b]	1,156	9,387
United Therapeutics Corp.[a]	2,068	136,116
Verastem Inc.[a]	642	8,911
Vertex Pharmaceuticals Inc.[a]	9,871	788,397
Vical Inc.[a,b]	3,003	9,399
XOMA Corp.[a]	2,444	8,872
ZIOPHARM Oncology Inc.[a,b]	3,040	6,384

		16,391,052
BUILDING MATERIALS — 0.40%
AAON Inc.	837	27,688
Apogee Enterprises Inc.	910	21,840
Armstrong World Industries Inc.[a]	1,224	58,495
Boise Cascade Co.[a]	601	15,272
Builders FirstSource Inc.[a,b]	2,086	12,474
Comfort Systems USA Inc.	512	7,639
Drew Industries Inc.	1,019	40,067
Eagle Materials Inc.	2,201	145,860
Fortune Brands Home & Security Inc.	6,448	249,796
Headwaters Inc.[a]	3,402	30,074
Lennox International Inc.	2,240	144,570
Louisiana-Pacific Corp.[a]	4,486	66,348
Martin Marietta Materials Inc.	2,048	201,564
Masco Corp.	15,865	309,209
NCI Building Systems Inc.[a]	773	11,819
Nortek Inc.[a]	359	23,130
Patrick Industries Inc.[a]	186	3,867
PGT Inc.[a]	1,475	12,788
Ply Gem Holdings Inc.[a]	628	12,598
Simpson Manufacturing Co. Inc.	190	5,590
Texas Industries Inc.[a]	902	58,756
Trex Co. Inc.[a,b]	764	36,282

244

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

June 30, 2013

Security	Shares	Value

US Concrete Inc.[a]	598	$9,819
USG Corp.[a,b]	3,423	78,900

		1,584,445

CHEMICALS — 3.50%
Aceto Corp.	293	4,081
Airgas Inc.	2,912	277,980
Albemarle Corp.	1,484	92,438
American Pacific Corp.[a]	263	7,456
American Vanguard Corp.	1,287	30,154
Balchem Corp.	1,366	61,129
Celanese Corp. Series A	7,098	317,990
Chemtura Corp.[a]	4,370	88,711
Dow Chemical Co. (The)	7,044	226,605
E.I. du Pont de Nemours and Co.	40,921	2,148,352
Eastman Chemical Co.	6,884	481,949
Ecolab Inc.	11,657	993,060
Ferro Corp.[a]	3,220	22,379
FMC Corp.	6,052	369,535
H.B. Fuller Co.	2,305	87,152
Hawkins Inc.	428	16,859
Innophos Holdings Inc.	999	47,123
Innospec Inc.	988	39,698
International Flavors & Fragrances Inc.	3,623	272,305
KMG Chemicals Inc.	366	7,723
Landec Corp.[a]	1,153	15,231
LyondellBasell Industries NV Class A	18,048	1,195,860
Monsanto Co.	23,733	2,344,820
NewMarket Corp.	421	110,538
Oil-Dri Corp. of America	54	1,483
Olin Corp.	2,289	54,753
OM Group Inc.[a]	92	2,845
OMNOVA Solutions Inc.[a]	2,023	16,204
PolyOne Corp.	4,417	109,453
PPG Industries Inc.	5,771	844,932
Praxair Inc.	13,148	1,514,124
Quaker Chemical Corp.	166	10,294
Rentech Inc.	7,039	14,782
Rockwood Holdings Inc.	2,507	160,523
RPM International Inc.	5,514	176,117
Sherwin-Williams Co. (The)	3,938	695,451
Sigma-Aldrich Corp.	5,050	405,818
Stepan Co.	500	27,805
Taminco Corp.[a]	623	12,703
Valspar Corp. (The)	3,962	256,223
W.R. Grace & Co.[a]	2,940	247,078
Westlake Chemical Corp.	780	75,200
Zep Inc.	420	6,649

		13,891,565

COAL — 0.00%
Walter Energy Inc.	974	10,130

		10,130

COMMERCIAL SERVICES — 3.32%
Aaron’s Inc.	509	14,257
Acacia Research Corp.	628	14,036
Accretive Health Inc.[a,b]	2,604	28,149
Advisory Board Co. (The)[a,b]	1,585	86,620
Alliance Data Systems Corp.[a]	2,187	395,913

Security	Shares	Value

American Public Education Inc.[a,b]	848	$31,512
AMN Healthcare Services Inc.[a]	2,047	29,313
Arbitron Inc.	1,210	56,205
Ascent Media Corp. Class Aa	82	6,402
Automatic Data Processing Inc.	21,571	1,485,379
Avis Budget Group Inc.[a]	4,699	135,096
Barrett Business Services Inc.	325	16,968
Booz Allen Hamilton Holding Corp.	1,288	22,385
Bright Horizons Family Solutions Inc.[a]	527	18,292
Brink’s Co. (The)	1,512	38,571
Capella Education Co.[a,b]	491	20,450
Cardtronics Inc.[a]	2,038	56,249
Carriage Services Inc.	698	11,831
Cenveo Inc.[a]	1,207	2,571
Chemed Corp.	874	63,304
Corporate Executive Board Co. (The)	1,537	97,169
CorVel Corp.[a]	552	16,157
CoStar Group Inc.[a]	1,269	163,790
Deluxe Corp.	1,404	48,649
Education Management Corp.[a]	1,074	6,036
Electro Rent Corp.	432	7,253
Equifax Inc.	5,359	315,806
Euronet Worldwide Inc.[a]	2,216	70,602
EVERTEC Inc.[a]	1,312	28,825
ExamWorks Group Inc.[a,b]	1,345	28,554
ExlService Holdings Inc.[a]	1,451	42,892
FleetCor Technologies Inc.[a]	3,019	245,445
Forrester Research Inc.	491	18,015
Franklin Covey Co.[a]	453	6,097
Gartner Inc.[a]	4,168	237,534
Genpact Ltd.	7,472	143,761
Global Payments Inc.	3,389	156,978
Grand Canyon Education Inc.[a,b]	2,019	65,072
Great Lakes Dredge & Dock Corp.	310	2,424
H&E Equipment Services Inc.	1,320	27,812
H&R Block Inc.	12,106	335,942
Hackett Group Inc. (The)	349	1,811
Healthcare Services Group Inc.	3,102	76,061
Heartland Payment Systems Inc.	1,615	60,159
Hertz Global Holdings Inc.[a]	15,396	381,821
HMS Holdings Corp.[a,b]	3,970	92,501
Huron Consulting Group Inc.[a,b]	137	6,335
Insperity Inc.	998	30,239
Iron Mountain Inc.	6,817	181,400
ITT Educational Services Inc.[a,b]	1,109	27,060
JTH Holding Inc. Class Aa	185	3,006
K12 Inc.[a,b]	1,234	32,417
KAR Auction Services Inc.	1,262	28,862
Kforce Inc.	1,202	17,549
Landauer Inc.	373	18,020
Lender Processing Services Inc.	3,260	105,461
LifeLock Inc.[a]	2,698	31,594
Lincoln Educational Services Corp.	326	1,718
Mac-Gray Corp.	114	1,619
MasterCard Inc. Class A	5,195	2,984,528
Matthews International Corp. Class A	459	17,304
MAXIMUS Inc.	1,518	113,061
McGrath RentCorp	590	20,154
McGraw Hill Financial Inc.	5,752	305,949
Medifast Inc.[a]	610	15,714
MoneyGram International Inc.[a]	278	6,297
Monro Muffler Brake Inc.[b]	1,437	69,048
Moody’s Corp.	8,645	526,740

245

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

June 30, 2013

Security	Shares	Value

Morningstar Inc.	919	$71,296
Multi-Color Corp.	331	10,043
National Research Corp. Class Aa	351	6,318
Odyssey Marine Exploration Inc.[a,b]	3,393	10,043
On Assignment Inc.[a]	1,985	53,039
PAREXEL International Corp.[a]	2,527	116,090
Paychex Inc.	13,016	475,344
Pendrell Corp.[a]	1,058	2,772
Performant Financial Corp.[a,b]	993	11,509
Providence Service Corp. (The)[a]	471	13,701
Quanta Services Inc.[a]	1,951	51,623
R.R. Donnelley & Sons Co.	4,373	61,266
Robert Half International Inc.	6,204	206,159
Rollins Inc.	2,830	73,297
RPX Corp.[a]	200	3,360
SEI Investments Co.	6,062	172,343
Service Corp. International	7,349	132,502
ServiceSource International Inc.[a,b]	2,295	21,389
Sotheby’s	3,036	115,095
Standard Parking Corp.[a,b]	444	9,528
Steiner Leisure Ltd.[a,b]	205	10,836
Stewart Enterprises Inc. Class A	2,918	38,197
Strayer Education Inc.[b]	416	20,313
Team Health Holdings Inc.[a]	3,054	125,428
Team Inc.[a]	920	34,822
TeleTech Holdings Inc.[a]	576	13,496
TMS International Corp. Class A	226	3,352
Total System Services Inc.	5,636	137,969
Tree.com Inc.	173	2,965
TrueBlue Inc.[a]	1,809	38,079
United Rentals Inc.[a]	4,189	209,073
Vantiv Inc. Class Aa	3,888	107,309
Verisk Analytics Inc. Class Aa	6,729	401,721
VistaPrint NVa,b	1,451	71,636
Weight Watchers International Inc.	653	30,038
Western Union Co.	24,767	423,763
WEX Inc.[a]	1,725	132,308
Xoom Corp.[a]	304	6,968

		13,179,734

COMPUTERS — 7.25%
3D Systems Corp.[a,b]	4,472	196,321
Accenture PLC Class A	28,570	2,055,897
Acorn Energy Inc.[b]	831	7,014
Apple Inc.	31,589	12,511,771
Cadence Design Systems Inc.[a]	12,761	184,779
Carbonite Inc.[a]	526	6,517
Cognizant Technology Solutions Corp. Class Aa	13,409	839,537
Computer Task Group Inc.[b]	586	13,460
Cray Inc.[a,b]	902	17,715
Datalink Corp.[a]	708	7,533
Digimarc Corp.	338	7,020
DST Systems Inc.	1,233	80,552
Electronics For Imaging Inc.[a]	1,108	31,345
EMC Corp.	46,698	1,103,007
FleetMatics Group PLC[a]	727	24,158
Fortinet Inc.[a]	6,030	105,525
Fusion-io Inc.[a,b]	2,370	33,749
iGATE Corp.[a]	1,487	24,417
IHS Inc. Class Aa	2,922	304,998
Immersion Corp.[a]	1,159	15,357
International Business Machines Corp.	46,280	8,844,571

Security	Shares	Value

j2 Global Inc.	2,042	$86,805
Jack Henry & Associates Inc.	3,828	180,414
Keyw Holding Corp. (The)[a,b]	605	8,016
LivePerson Inc.[a,b]	2,543	22,773
Manhattan Associates Inc.[a]	865	66,743
Maxwell Technologies Inc.[a,b]	1,268	9,066
MICROS Systems Inc.[a]	521	22,481
Mitek Systems Inc.[a]	988	5,711
MTS Systems Corp.	743	42,054
NCR Corp.[a]	7,309	241,124
NetApp Inc.[a]	16,023	605,349
NetScout Systems Inc.[a]	1,667	38,908
Qualys Inc.[a]	662	10,671
RealD Inc.[a]	1,309	18,195
Riverbed Technology Inc.[a]	6,866	106,835
SanDisk Corp.[a]	4,912	300,123
Silicon Graphics International Corp.[a]	1,504	20,124
Silver Spring Networks Inc.[a]	263	6,559
Stratasys Ltd.[a,b]	779	65,233
Synaptics Inc.[a]	1,444	55,681
Syntel Inc.	711	44,701
Teradata Corp.[a]	7,264	364,871
Uni-Pixel Inc.[a]	449	6,605
Unisys Corp.[a,b]	98	2,163
Virtusa Corp.[a]	866	19,191
Vocera Communications Inc.[a]	793	11,657

		28,777,296

COSMETICS & PERSONAL CARE — 0.89%
Avon Products Inc.	19,254	404,911
Colgate-Palmolive Co.	41,467	2,375,644
Elizabeth Arden Inc.[a]	995	44,845
Estee Lauder Companies Inc. (The) Class A	10,296	677,168
Inter Parfums Inc.	538	15,344
Revlon Inc. Class Aa	166	3,662

		3,521,574

DISTRIBUTION & WHOLESALE — 0.69%
Beacon Roofing Supply Inc.[a,b]	2,173	82,313
BlueLinx Holdings Inc.[a]	1,502	3,229
Core-Mark Holding Co. Inc.	71	4,508
Fastenal Co.	13,189	604,716
Fossil Group Inc.[a]	2,286	236,167
Genuine Parts Co.	6,510	508,236
Houston Wire & Cable Co.	291	4,027
LKQ Corp.[a]	13,275	341,831
MWI Veterinary Supply Inc.[a,b]	569	70,124
Owens & Minor Inc.	597	20,197
Pool Corp.	2,071	108,541
Rentrak Corp.[a,b]	255	5,118
W.W. Grainger Inc.	2,622	661,216
Watsco Inc.	1,142	95,882

		2,746,105

DIVERSIFIED FINANCIAL SERVICES — 3.28%
Affiliated Managers Group Inc.[a]	2,345	384,439
Aircastle Ltd.	1,242	19,859
American Express Co.	42,122	3,149,041
Ameriprise Financial Inc.	2,858	231,155
Artisan Partners Asset Management Inc.[a]	236	11,779

246

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

June 30, 2013

Security	Shares	Value

BGC Partners Inc. Class A	5,648	$33,267
Blackhawk Network Holdings Inc.[a]	511	11,855
BlackRock Inc.[c]	2,049	526,286
CBOE Holdings Inc.	3,880	180,963
Charles Schwab Corp. (The)	6,638	140,925
Cohen & Steers Inc.	853	28,985
Consumer Portfolio Services Inc.[a]	430	3,156
Credit Acceptance Corp.[a,b]	316	33,196
Diamond Hill Investment Group Inc.	114	9,696
Eaton Vance Corp. NVS	5,336	200,580
Ellie Mae Inc.[a,b]	1,134	26,173
Encore Capital Group Inc.[a]	803	26,587
Evercore Partners Inc. Class A	1,406	55,228
Federated Investors Inc. Class B	3,040	83,326
Financial Engines Inc.	2,174	99,113
Franklin Resources Inc.	6,088	828,090
FXCM Inc. Class A	1,626	26,683
GAMCO Investors Inc. Class A	299	16,568
Greenhill & Co. Inc.	1,253	57,312
Hannon Armstrong Sustainable Infrastructure Capital Inc.[a]	655	7,781
Higher One Holdings Inc.[a]	1,498	17,437
IntercontinentalExchange Inc.[a,b]	3,235	575,054
INTL FCStone Inc.[a]	197	3,438
Ladenburg Thalmann Financial Services Inc.[a]	4,730	7,804
Lazard Ltd. Class A	5,695	183,094
LPL Financial Holdings Inc.	2,014	76,049
MarketAxess Holdings Inc.	1,687	78,867
Nationstar Mortgage Holdings Inc.[a,b]	887	33,209
Netspend Holdings Inc.[a]	1,438	22,965
Ocwen Financial Corp.[a]	4,607	189,900
Outerwall Inc.[a]	1,201	70,463
Portfolio Recovery Associates Inc.[a]	751	115,376
Pzena Investment Management Inc. Class A	387	2,523
Regional Management Corp.[a,b]	226	5,650
T. Rowe Price Group Inc.	11,529	843,346
Teton Advisors Inc. Class B	3	60
Virtus Investment Partners Inc.[a]	258	45,478
Visa Inc. Class A	23,227	4,244,734
Waddell & Reed Financial Inc. Class A	3,820	166,170
WageWorks Inc.[a]	1,110	38,239
Westwood Holdings Group Inc.	319	13,691
WisdomTree Investments Inc.[a,b]	4,466	51,672
World Acceptance Corp.[a,b]	440	38,254
ZAIS Financial Corp.	228	4,143

		13,019,659

ELECTRIC — 0.07%
Calpine Corp.[a]	2,018	42,842
EnerNOC Inc.[a]	184	2,440
ITC Holdings Corp.	2,327	212,455
Pike Electric Corp.	626	7,700
UNS Energy Corp.	114	5,099

		270,536

ELECTRICAL COMPONENTS & EQUIPMENT — 0.65%
Acuity Brands Inc.	1,904	143,790
Advanced Energy Industries Inc.[a]	1,637	28,500
AMETEK Inc.	10,827	457,982
Belden Inc.	1,734	86,579
Capstone Turbine Corp.[a,b]	13,923	16,290
Coleman Cable Inc.	371	6,700

Security	Shares	Value

Emerson Electric Co.	23,905	$1,303,779
Encore Wire Corp.	114	3,887
EnerSys Inc.	700	34,328
Generac Holdings Inc.	2,292	84,827
General Cable Corp.	138	4,243
Graham Corp.	439	13,183
Hubbell Inc. Class B	1,913	189,387
Insteel Industries Inc.	751	13,158
Littelfuse Inc.	906	67,597
PowerSecure International Inc.[a]	843	12,670
Revolution Lighting Technologies Inc.[a]	1,237	4,948
SunPower Corp.[a,b]	1,833	37,943
Universal Display Corp.[a]	1,835	51,582

		2,561,373

ELECTRONICS — 1.33%
Agilent Technologies Inc.	1,806	77,225
American Science and Engineering Inc.	76	4,256
Amphenol Corp. Class A	7,105	553,764
Analogic Corp.	244	17,771
Badger Meter Inc.	671	29,893
Coherent Inc.	919	50,609
ESCO Technologies Inc.	396	12,822
FARO Technologies Inc.[a]	605	20,461
FEI Co.	1,696	123,791
FLIR Systems Inc.	4,397	118,587
Fluidigm Corp.[a]	1,212	21,162
Gentex Corp.	3,670	84,593
Honeywell International Inc.	34,978	2,775,155
InvenSense Inc.[a]	2,523	38,804
Measurement Specialties Inc.[a,b]	615	28,616
Mesa Laboratories Inc.	121	6,550
Methode Electronics Inc.	924	15,717
Mettler-Toledo International Inc.[a]	1,342	270,010
National Instruments Corp.	4,310	120,421
NVE Corp.[a,b]	210	9,832
OSI Systems Inc.[a,b]	821	52,889
Rofin-Sinar Technologies Inc.[a]	88	2,195
Rogers Corp.[a]	319	15,095
Stoneridge Inc.[a]	1,068	12,432
Taser International Inc.[a,b]	2,442	20,806
Trimble Navigation Ltd.[a]	11,372	295,786
Waters Corp.[a]	3,809	381,090
Watts Water Technologies Inc. Class A	95	4,307
Woodward Inc.	3,057	122,280

		5,286,919

ENERGY — ALTERNATE SOURCES — 0.03%
Amyris Inc.[a]	1,165	3,367
Clean Energy Fuels Corp.[a,b]	3,053	40,299
Enphase Energy Inc.[a,b]	295	2,280
FuelCell Energy Inc.[a,b]	7,055	8,960
FutureFuel Corp.	233	3,302
KiOR Inc. Class Aa,b	1,951	11,140
Renewable Energy Group Inc.[a]	12	171
Solarcity Corp.[a,b]	959	36,221
Solazyme Inc.[a,b]	2,126	24,917

		130,657

247

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

June 30, 2013

Security	Shares	Value

ENGINEERING & CONSTRUCTION — 0.18%
AECOM Technology Corp.[a]	440	$13,988
Aegion Corp.[a]	258	5,808
Chicago Bridge & Iron Co. NV	4,471	266,740
Dycom Industries Inc.[a]	545	12,611
Exponent Inc.	621	36,707
Fluor Corp.	4,337	257,228
MasTec Inc.[a,b]	2,615	86,034
Mistras Group Inc.[a]	723	12,710
National Technical Systems Inc.[a]	260	3,637
Sterling Construction Co. Inc.[a]	4	36

		695,499

ENTERTAINMENT — 0.30%
Bally Technologies Inc.[a]	1,717	96,873
Carmike Cinemas Inc.[a,b]	263	5,092
Churchill Downs Inc.	611	48,177
Cinemark Holdings Inc.	5,126	143,118
Dolby Laboratories Inc. Class A	800	26,760
International Game Technology	11,577	193,452
Lions Gate Entertainment Corp.[a,b]	3,591	98,645
Madison Square Garden Inc. Class Aa	2,718	161,041
Multimedia Games Holding Co. Inc.[a]	1,267	33,031
National CineMedia Inc.	866	14,627
Pinnacle Entertainment Inc.[a]	2,403	47,267
Regal Entertainment Group Class A	803	14,374
Scientific Games Corp. Class Aa	1,588	17,865
SeaWorld Entertainment Inc.	1,355	47,560
SHFL Entertainment Inc.[a]	2,540	44,983
Six Flags Entertainment Corp.	2,937	103,265
Vail Resorts Inc.	1,596	98,186

		1,194,316

ENVIRONMENTAL CONTROL — 0.26%
ADA-ES Inc.[a]	417	17,564
Calgon Carbon Corp.[a,b]	2,216	36,963
Casella Waste Systems Inc. Class Aa	1,556	6,706
CECO Environmental Corp.	284	3,493
Clean Harbors Inc.[a]	2,691	135,976
Darling International Inc.[a]	1,408	26,273
Energy Recovery Inc.[a]	849	3,507
Heritage-Crystal Clean Inc.[a,b]	363	5,304
Met-Pro Corp.	46	618
Mine Safety Appliances Co.	1,282	59,677
Nuverra Environmental Solutions Inc.[a,b]	406	1,178
Pure Cycle Corp.[a]	765	4,276
Stericycle Inc.[a]	3,836	423,610
Tetra Tech Inc.[a]	222	5,219
US Ecology Inc.	818	22,446
Waste Connections Inc.	5,180	213,105
Waste Management Inc.	1,661	66,988

		1,032,903

FOOD — 2.29%
Annie’s Inc.[a]	609	26,029
Arden Group Inc. Class A	30	3,312
B&G Foods Inc. Class A	2,431	82,776
Boulder Brands Inc.[a]	2,505	30,185
Cal-Maine Foods Inc.	575	26,743

Security	Shares	Value

Calavo Growers Inc.	526	$14,302
Campbell Soup Co.	5,139	230,176
Chefs’ Warehouse Inc. (The)[a]	510	8,772
ConAgra Foods Inc.	17,140	598,700
Fairway Group Holdings Corp.[a]	290	7,009
Flowers Foods Inc.	7,488	165,110
Fresh Market Inc. (The)[a,b]	1,826	90,789
General Mills Inc.	28,659	1,390,821
Hain Celestial Group Inc.[a,b]	1,707	110,904
Harris Teeter Supermarkets Inc.	278	13,027
Hershey Co. (The)	6,668	595,319
Hillshire Brands Co.	5,471	180,981
Hormel Foods Corp.	5,961	229,975
Ingredion Inc.	420	27,560
Inventure Foods Inc.[a]	610	5,100
J&J Snack Foods Corp.	689	53,604
J.M. Smucker Co. (The)	625	64,469
Kellogg Co.	10,648	683,921
Kraft Foods Group Inc.	26,428	1,476,532
Kroger Co. (The)	23,120	798,565
Lancaster Colony Corp.	855	66,681
Lifeway Foods Inc.	204	3,541
McCormick & Co. Inc. NVS	5,864	412,591
Pilgrim’s Pride Corp.[a,b]	2,694	40,248
Pinnacle Foods Inc.	856	20,672
Safeway Inc.	836	19,780
Sanderson Farms Inc.	1,061	70,472
Seaboard Corp.	1	2,708
Snyders-Lance Inc.	319	9,063
SUPERVALU Inc.	6,696	41,649
Sysco Corp.	9,129	311,847
Tootsie Roll Industries Inc.	816	25,933
TreeHouse Foods Inc.[a]	1,051	68,883
United Natural Foods Inc.[a]	2,144	115,755
Village Super Market Inc. Class A	183	6,055
WhiteWave Foods Co. Class Aa,b	6,161	100,116
Whole Foods Market Inc.	16,489	848,854

		9,079,529

FOREST PRODUCTS & PAPER — 0.26%
Clearwater Paper Corp.[a]	776	36,519
Deltic Timber Corp.	503	29,083
International Paper Co.	17,008	753,625
KapStone Paper and Packaging Corp.	1,815	72,927
Neenah Paper Inc.	75	2,383
Orchids Paper Products Co.	129	3,386
P.H. Glatfelter Co.	1,702	42,720
Schweitzer-Mauduit International Inc.	948	47,286
Wausau Paper Corp.	1,936	22,070
Xerium Technologies Inc.[a]	485	4,937

		1,014,936

GAS — 0.01%
Questar Corp.	1,004	23,945
South Jersey Industries Inc.	307	17,625

		41,570

HAND & MACHINE TOOLS — 0.09%
Franklin Electric Co. Inc.	2,064	69,454
Lincoln Electric Holdings Inc.	3,693	211,498

248

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

June 30, 2013

Security	Shares	Value

Snap-on Inc.	293	$26,188
Stanley Black & Decker Inc.	633	48,931

		356,071

HEALTH CARE — PRODUCTS — 2.15%
Abaxis Inc.	1,000	47,510
ABIOMED Inc.[a]	1,545	33,310
Accelerate Diagnostics Inc.[a]	462	3,751
Accuray Inc.[a,b]	3,299	18,936
ArthroCare Corp.[a]	1,054	36,395
AtriCure Inc.[a]	623	5,919
Atrion Corp.	69	15,091
Baxter International Inc.	24,093	1,668,922
Becton, Dickinson and Co.	8,636	853,496
Biolase Inc.[a]	1,291	4,622
Bruker Corp.[a]	4,865	78,570
C.R. Bard Inc.	3,578	388,857
Cantel Medical Corp.	980	33,193
Cardiovascular Systems Inc.[a,b]	1,012	21,454
Cepheid Inc.[a,b]	3,052	105,050
Cerus Corp.[a,b]	3,322	14,683
Chindex International Inc.[a]	116	1,882
Cooper Companies Inc. (The)	1,592	189,528
Cyberonics Inc.[a,b]	1,270	65,989
Cynosure Inc. Class Aa	192	4,988
DexCom Inc.[a,b]	3,121	70,066
Edwards Lifesciences Corp.[a]	5,022	337,478
Endologix Inc.[a,b]	2,557	33,957
Exactech Inc.[a]	88	1,738
Female Health Co. (The)	822	8,105
GenMark Diagnostics Inc.[a]	1,294	13,380
Genomic Health Inc.[a,b]	739	23,434
Globus Medical Inc. Class Aa,b	2,428	40,936
Haemonetics Corp.[a]	2,330	96,346
Hanger Inc.[a]	667	21,097
HeartWare International Inc.[a,b]	694	66,006
Henry Schein Inc.[a]	3,874	370,935
Hologic Inc.[a]	3,508	67,704
ICU Medical Inc.[a]	526	37,904
IDEXX Laboratories Inc.[a,b]	2,405	215,921
Insulet Corp.[a,b]	2,441	76,672
Integra LifeSciences Holdings Corp.[a]	514	18,828
Intuitive Surgical Inc.[a]	1,785	904,245
Luminex Corp.[a,b]	1,661	34,233
MAKO Surgical Corp.[a]	2,021	24,353
Masimo Corp.	2,025	42,930
Medical Action Industries Inc.[a]	257	1,979
Merge Healthcare Inc.[a,b]	2,001	7,204
Meridian Bioscience Inc.	1,903	40,915
MiMedx Group Inc.[a]	3,744	26,433
Natus Medical Inc.[a]	837	11,425
Navidea Biopharmaceuticals Inc.[a,b]	4,289	11,452
NuVasive Inc.[a]	490	12,147
NxStage Medical Inc.[a,b]	2,704	38,613
PhotoMedex Inc.[a,b]	196	3,124
Quidel Corp.[a,b]	1,268	32,372
ResMed Inc.[b]	6,334	285,853
Rochester Medical Corp.[a]	433	6,378
Sirona Dental Systems Inc.[a]	2,442	160,879
Spectranetics Corp.[a,b]	1,940	36,239
St. Jude Medical Inc.	8,012	365,588
Staar Surgical Co.[a,b]	1,682	17,072

Security	Shares	Value

Steris Corp.	2,621	$112,388
Stryker Corp.	8,587	555,407
SurModics Inc.[a]	645	12,906
TearLab Corp.[a]	1,136	12,064
TECHNE Corp.	761	52,570
Thoratec Corp.[a,b]	2,549	79,809
Unilife Corp.[a,b]	3,110	9,859
Utah Medical Products Inc.	153	8,308
Varian Medical Systems Inc.[a]	4,820	325,109
Vascular Solutions Inc.[a,b]	752	11,062
Volcano Corp.[a,b]	2,462	44,636
West Pharmaceutical Services Inc.	1,537	107,990
Zeltiq Aesthetics Inc.[a,b]	244	1,559
Zimmer Holdings Inc.	419	31,400

		8,521,154

HEALTH CARE — SERVICES — 0.75%
Acadia Healthcare Co. Inc.[a,b]	1,575	52,085
Aetna Inc.	4,473	284,214
Air Methods Corp.	1,776	60,171
Alliance HealthCare Services Inc.[a]	87	1,361
AmSurg Corp.[a]	480	16,848
Bio-Reference Laboratories Inc.[a,b]	1,154	33,178
Brookdale Senior Living Inc.[a]	4,419	116,838
Capital Senior Living Corp.[a,b]	1,127	26,935
Centene Corp.[a]	2,377	124,697
Cigna Corp.	736	53,353
Community Health Systems Inc.	327	15,330
Covance Inc.[a]	2,484	189,132
DaVita HealthCare Partners Inc.[a]	4,095	494,676
Emeritus Corp.[a]	1,792	41,539
Ensign Group Inc. (The)	821	28,916
Gentiva Health Services Inc.[a]	1,392	13,864
HCA Holdings Inc.	868	31,300
Health Management Associates Inc. Class Aa	11,529	181,236
HealthSouth Corp.[a,b]	3,246	93,485
Healthways Inc.[a]	997	17,328
IPC The Hospitalist Co. Inc.[a,b]	772	39,650
Laboratory Corp. of America Holdings[a]	4,130	413,413
MEDNAX Inc.[a]	1,447	132,516
Molina Healthcare Inc.[a]	1,260	46,847
Quest Diagnostics Inc.	464	28,132
Skilled Healthcare Group Inc. Class Aa,b	830	5,544
Tenet Healthcare Corp.[a]	4,601	212,106
Triple-S Management Corp. Class Ba	59	1,267
U.S. Physical Therapy Inc.	524	14,483
Universal Health Services Inc. Class B	2,714	181,729
Vanguard Health Systems Inc.[a]	1,275	26,444

		2,978,617

HOLDING COMPANIES — DIVERSIFIED — 0.02%
Horizon Pharma Inc.[a,b]	2,481	6,103
Leucadia National Corp.	1,775	46,540
Main Street Capital Corp.	91	2,520
Primoris Services Corp.	1,568	30,921

		86,084

HOME BUILDERS — 0.23%
Beazer Homes USA Inc.[a]	626	10,968
Cavco Industries Inc.[a,b]	288	14,530

249

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

June 30, 2013

Security	Shares	Value

KB Home	3,714	$72,906
M.D.C. Holdings Inc.	351	11,411
M/I Homes Inc.[a]	303	6,957
Meritage Homes Corp.[a]	1,326	57,495
NVR Inc.[a]	185	170,570
PulteGroup Inc.[a]	17,227	326,796
Ryland Group Inc. (The)	2,050	82,205
Taylor Morrison Home Corp. Class Aa	1,242	30,280
Thor Industries Inc.	1,963	96,540
William Lyon Homes Class Aa	612	15,429
Winnebago Industries Inc.[a]	1,248	26,195

		922,282

HOME FURNISHINGS — 0.09%
American Woodmark Corp.[a]	442	15,337
Daktronics Inc.	138	1,416
DTS Inc.[a,b]	654	13,459
Ethan Allen Interiors Inc.	969	27,907
iRobot Corp.[a,b]	1,270	50,508
La-Z-Boy Inc.	708	14,351
Select Comfort Corp.[a]	2,326	58,290
Tempur Sealy International Inc.[a]	2,731	119,891
TiVo Inc.[a]	2,319	25,625
Universal Electronics Inc.[a]	65	1,828
Whirlpool Corp.	246	28,133

		356,745

HOUSEHOLD PRODUCTS & WARES — 0.74%
A.T. Cross Co. Class Aa	389	6,594
American Greetings Corp. Class A	104	1,895
Avery Dennison Corp.	1,403	59,992
Blyth Inc.[a]	481	6,715
Central Garden & Pet Co. Class Aa	272	1,877
Church & Dwight Co. Inc.	6,143	379,085
Clorox Co. (The)	4,893	406,804
Jarden Corp.[a]	5,002	218,837
Kimberly-Clark Corp.	14,294	1,388,519
Prestige Brands Holdings Inc.[a]	2,274	66,264
Scotts Miracle-Gro Co. (The) Class A	1,910	92,272
Spectrum Brands Holdings Inc.	888	50,501
Tumi Holdings Inc.[a]	2,129	51,096
Tupperware Brands Corp.	2,351	182,649
WD-40 Co.	688	37,482

		2,950,582

HOUSEWARES — 0.09%
EveryWare Global Inc.[a]	435	5,281
Libbey Inc.[a,b]	981	23,515
Newell Rubbermaid Inc.	7,426	194,932
Toro Co. (The)	2,572	116,794

		340,522

INSURANCE — 0.98%
Allied World Assurance Co. Holdings Ltd.	509	46,578
Ambac Financial Group Inc.[a]	414	9,866
American Equity Investment Life Holding Co.	216	3,391
American Financial Group Inc.	470	22,988
AmTrust Financial Services Inc.	1,011	36,093
Aon PLC	10,596	681,853

Security	Shares	Value

Arch Capital Group Ltd.[a]	373	$19,176
Argo Group International Holdings Ltd.	404	17,125
Arthur J. Gallagher & Co.	5,613	245,232
Axis Capital Holdings Ltd.	1,351	61,849
Brown & Brown Inc.	2,400	77,376
Chubb Corp. (The)	1,648	139,503
Crawford & Co. Class B	432	2,428
Eastern Insurance Holdings Inc.	53	994
eHealth Inc.[a]	907	20,607
Endurance Specialty Holdings Ltd.	653	33,597
Enstar Group Ltd.[a]	149	19,814
Erie Indemnity Co. Class A	1,104	87,978
Greenlight Capital Re Ltd. Class Aa	364	8,929
Hallmark Financial Services Inc.[a]	28	256
Hanover Insurance Group Inc. (The)	560	27,401
HCI Group Inc.	93	2,857
Health Insurance Innovations Inc.[a]	205	2,157
Infinity Property and Casualty Corp.	252	15,059
Loews Corp.	1,092	48,485
Maiden Holdings Ltd.	288	3,231
Marsh & McLennan Companies Inc.	16,372	653,570
Meadowbrook Insurance Group Inc.	173	1,389
MGIC Investment Corp.[a]	7,928	48,123
National Interstate Corp.	81	2,369
Progressive Corp. (The)	21,559	548,030
Prudential Financial Inc.	7,921	578,471
Radian Group Inc.	2,098	24,379
Tower Group International Ltd.	191	3,917
Travelers Companies Inc. (The)	4,518	361,078
United Fire Group Inc.	76	1,887
Validus Holdings Ltd.	399	14,412

		3,872,448

INTERNET — 6.99%
1-800-FLOWERS.COM Inc.[a]	888	5,497
Amazon.com Inc.[a]	16,345	4,538,843
Angie’s List Inc.[a]	1,061	28,170
Bazaarvoice Inc.[a]	1,186	11,172
Blucora Inc.[a]	1,150	21,321
Blue Nile Inc.[a]	488	18,437
Brightcove Inc.[a]	1,250	10,950
BroadSoft Inc.[a,b]	1,270	35,052
ChannelAdvisor Corp.[a]	266	4,184
Cogent Communications Group Inc.	2,129	59,931
comScore Inc.[a,b]	1,634	39,853
Constant Contact Inc.[a,b]	1,380	22,177
Dealertrack Technologies Inc.[a,b]	1,751	62,038
Dice Holdings Inc.[a,b]	1,716	15,804
eBay Inc.[a]	57,696	2,984,037
eGain Communications Corp.[a]	581	5,589
Equinix Inc.[a]	2,194	405,276
ExactTarget Inc.[a]	1,903	64,169
Expedia Inc.	4,738	284,991
F5 Networks Inc.[a]	3,503	241,006
Facebook Inc. Class Aa	75,741	1,882,921
Global Eagle Entertainment Inc.[a]	954	9,597
Global Sources Ltd.[a]	122	819
Google Inc. Class Aa	11,989	10,554,756
Groupon Inc.[a]	18,664	158,644
HealthStream Inc.[a]	903	22,864
HomeAway Inc.[a]	2,511	81,206
IAC/InterActiveCorp	3,320	157,899

250

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

June 30, 2013

Security	Shares	Value

ICG Group Inc.[a]	114	$1,300
Liberty Interactive Corp. Series Aa	1,907	43,880
Liberty Ventures Series Aa	1,635	138,991
LinkedIn Corp. Class Aa	4,022	717,123
Lionbridge Technologies Inc.[a,b]	2,736	7,934
Liquidity Services Inc.[a,b]	1,089	37,756
magicJack VocalTec Ltd.[a,b]	485	6,882
Marketo Inc.[a]	310	7,710
Move Inc.[a]	1,750	22,435
Netflix Inc.[a,b]	2,233	471,364
NIC Inc.	2,984	49,325
NutriSystem Inc.	1,322	15,573
OpenTable Inc.[a]	1,041	66,572
Orbitz Worldwide Inc.[a]	1,075	8,632
Overstock.com Inc.[a,b]	514	14,495
Pandora Media Inc.[a,b]	5,744	105,690
Perficient Inc.[a]	195	2,601
Priceline.com Inc.[a]	2,293	1,896,609
Rackspace Hosting Inc.[a]	5,043	191,079
ReachLocal Inc.[a,b]	445	5,456
Reis Inc.[a]	371	6,860
Responsys Inc.[a]	1,653	23,654
Sapient Corp.[a]	4,906	64,072
Shutterfly Inc.[a]	1,688	94,173
Shutterstock Inc.[a]	227	12,662
Sourcefire Inc.[a,b]	1,385	76,937
Spark Networks Inc.[a,b]	537	4,538
Splunk Inc.[a]	4,562	211,494
SPS Commerce Inc.[a]	629	34,595
Stamps.com Inc.[a]	503	19,813
Support.com Inc.[a]	2,428	11,096
Symantec Corp.	22,546	506,609
TIBCO Software Inc.[a]	7,295	156,113
Towerstream Corp.[a,b]	2,203	5,618
Travelzoo Inc.[a]	334	9,105
TripAdvisor Inc.[a]	4,982	303,254
Trulia Inc.[a,b]	1,066	33,142
Unwired Planet Inc.[a]	1,189	2,319
ValueClick Inc.[a]	3,388	83,616
Vasco Data Security International Inc.[a,b]	579	4,811
VeriSign Inc.[a]	6,339	283,100
VirnetX Holding Corp.[a,b]	1,938	38,741
Vitacost.com Inc.[a,b]	1,086	9,177
Web.com Group Inc.[a,b]	1,864	47,718
WebMD Health Corp.[a]	1,560	45,817
XO Group Inc.[a]	1,214	13,597
Yelp Inc.[a]	1,323	46,001
Zillow Inc. Class Aa,b	926	52,134
Zix Corp.[a,b]	2,953	12,491

		27,751,867
IRON & STEEL — 0.00%
Schnitzer Steel Industries Inc. Class A	62	1,450

		1,450
LEISURE TIME — 0.28%
Arctic Cat Inc.	585	26,313
Brunswick Corp.	3,804	121,538
Harley-Davidson Inc.	9,964	546,227
Interval Leisure Group Inc.	1,800	35,856
Life Time Fitness Inc.[a,b]	1,009	50,561

Security	Shares	Value

Marine Products Corp.	215	$1,724
Nautilus Inc.[a]	1,379	11,984
Norwegian Cruise Line Holdings Ltd.[a]	1,127	34,159
Polaris Industries Inc.	2,879	273,505

		1,101,867
LODGING — 0.61%
Ameristar Casinos Inc.	1,322	34,755
Boyd Gaming Corp.[a]	2,515	28,420
Caesars Entertainment Corp.[a,b]	1,522	20,851
Choice Hotels International Inc.	104	4,128
Las Vegas Sands Corp.	17,377	919,765
Marriott International Inc. Class A	9,141	369,022
Monarch Casino & Resort Inc.[a]	205	3,456
Morgans Hotel Group Co.[a]	337	2,716
Starwood Hotels & Resorts Worldwide Inc.	3,676	232,287
Wyndham Worldwide Corp.	6,040	345,669
Wynn Resorts Ltd.	3,584	458,752

		2,419,821
MACHINERY — 1.43%
Albany International Corp. Class A	189	6,233
Altra Holdings Inc.	1,200	32,856
Applied Industrial Technologies Inc.	1,669	80,663
Babcock & Wilcox Co. (The)	3,442	103,363
Caterpillar Inc.	5,292	436,537
Chart Industries Inc.[a]	1,318	124,011
Cognex Corp.	1,979	89,490
Columbus McKinnon Corp.[a]	124	2,644
Cummins Inc.	6,917	750,218
Deere & Co.	17,251	1,401,644
DXP Enterprises Inc.[a]	387	25,774
ExOne Co. (The)[a,b]	189	11,665
Flow International Corp.[a]	452	1,668
Flowserve Corp.	6,357	343,342
Gorman-Rupp Co. (The)	479	15,251
Graco Inc.	2,723	172,121
Hyster-Yale Materials Handling Inc.	468	29,386
IDEX Corp.	3,407	183,331
Intermec Inc.[a]	2,689	26,433
Lindsay Corp.	586	43,938
Manitex International Inc.[a]	547	5,990
Manitowoc Co. Inc. (The)	5,935	106,296
Middleby Corp. (The)[a]	836	142,195
Nordson Corp.	2,855	197,880
Power Solutions International Inc.[a]	86	2,889
Rockwell Automation Inc.	6,209	516,216
Roper Industries Inc.	4,402	546,816
Tennant Co.	856	41,319
Wabtec Corp.	4,277	228,520
Xylem Inc.	502	13,524
Zebra Technologies Corp. Class Aa	201	8,731

		5,690,944
MANUFACTURING — 1.67%
3M Co.	25,959	2,838,617
A.O. Smith Corp.	1,472	53,404
AptarGroup Inc.	2,079	114,782
AZZ Inc.	1,176	45,346
Blount International Inc.[a]	2,275	26,890

251

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

June 30, 2013

Security	Shares	Value

Carlisle Companies Inc.	144	$8,973
Chase Corp.	91	2,035
CLARCOR Inc.	2,209	115,332
Colfax Corp.[a]	3,806	198,331
Crane Co.	1,990	119,241
Danaher Corp.	5,402	341,947
Donaldson Co. Inc.	6,016	214,530
Dover Corp.	5,614	435,983
EnPro Industries Inc.[a]	500	25,380
Federal Signal Corp.[a]	2,776	24,290
GP Strategies Corp.[a]	623	14,840
Handy & Harman Ltd.[a,b]	223	3,987
Harsco Corp.	247	5,728
Hexcel Corp.[a]	4,457	151,761
Hillenbrand Inc.	2,543	60,294
Illinois Tool Works Inc.	6,246	432,036
Ingersoll-Rand PLC	9,461	525,275
ITT Corp.	3,997	117,552
John Bean Technologies Corp.	1,339	28,132
Koppers Holdings Inc.	957	36,538
LSB Industries Inc.[a]	497	15,114
Movado Group Inc.	60	2,030
Myers Industries Inc.	167	2,507
Pall Corp.	4,948	328,696
Park-Ohio Holdings Corp.[a,b]	369	12,170
Polypore International Inc.[a]	1,997	80,479
Proto Labs Inc.[a,b]	759	49,312
Raven Industries Inc.	1,654	49,587
Smith & Wesson Holding Corp.[a]	3,001	29,950
Standex International Corp.	134	7,068
Sturm, Ruger & Co. Inc.[b]	869	41,747
Tredegar Corp.	402	10,331
TriMas Corp.[a,b]	1,765	65,799

		6,636,014
MEDIA — 4.38%
AMC Networks Inc. Class Aa	2,637	172,486
Belo Corp. Class A	1,588	22,153
Cablevision NY Group Class A	8,662	145,695
CBS Corp. Class B NVS	24,987	1,221,115
Charter Communications Inc. Class Aa	2,943	364,490
Comcast Corp. Class A	107,787	4,514,120
Crown Media Holdings Inc. Class Aa	343	847
Cumulus Media Inc. Class Aa	2,598	8,807
DIRECTV[a]	23,210	1,430,200
Discovery Communications Inc. Series Aa	10,879	839,968
DISH Network Corp. Class A	9,269	394,118
Entravision Communications Corp. Class A	2,451	15,074
FactSet Research Systems Inc.	1,955	199,293
Fisher Communications Inc.	394	16,185
Gray Television Inc.[a]	150	1,080
Hemisphere Media Group Inc.[a]	383	5,247
Liberty Global PLC Series Aa	14,030	1,039,342
Lin TV Corp. Class Aa	783	11,980
McClatchy Co. (The) Class Aa	2,161	4,927
News Corp. Class A NVS	65,112	2,122,651
Nexstar Broadcasting Group Inc.	1,305	46,275
Nielsen Holdings NV	1,398	46,959
Saga Communications Inc. Class A	60	2,755
Scripps Networks Interactive Inc. Class A	4,875	325,455
Sinclair Broadcast Group Inc. Class A	3,042	89,374
Sirius XM Radio Inc.	64,723	216,822

Security	Shares	Value

Starz Class Aa	4,575	$101,107
Time Warner Cable Inc.	12,935	1,454,929
Viacom Inc. Class B NVS	21,558	1,467,022
Walt Disney Co. (The)	17,774	1,122,428
World Wrestling Entertainment Inc. Class A	133	1,371

		17,404,275
METAL FABRICATE & HARDWARE — 0.49%
CIRCOR International Inc.	58	2,950
Furmanite Corp.[a]	1,036	6,931
Global Brass & Copper Holdings Inc.[a]	80	1,059
Mueller Industries Inc.	1,250	63,038
Mueller Water Products Inc. Class A	7,019	48,501
Olympic Steel Inc.	104	2,548
Omega Flex Inc.	127	1,888
Precision Castparts Corp.	6,505	1,470,195
RBC Bearings Inc.[a]	1,025	53,249
Rexnord Corp.[a]	1,347	22,697
Sun Hydraulics Corp.	944	29,528
Valmont Industries Inc.	1,189	170,134
Worthington Industries Inc.	2,350	74,519

		1,947,237
MINING — 0.12%
AMCOL International Corp.	475	15,053
Coeur Mining Inc.[a]	1,692	22,504
Compass Minerals International Inc.	1,454	122,907
Globe Specialty Metals Inc.	195	2,120
Gold Resource Corp.[b]	1,379	12,011
Hecla Mining Co.	2,628	7,831
Materion Corp.	480	13,003
Midway Gold Corp.[a]	5,301	4,999
Paramount Gold and Silver Corp.[a,b]	5,834	6,942
Royal Gold Inc.	725	30,508
Southern Copper Corp.	7,017	193,809
Tahoe Resources Inc.[a]	484	6,849
United States Lime & Minerals Inc.[a]	76	3,971
Ur-Energy Inc.[a]	1,085	1,454
Uranium Energy Corp.[a,b]	1,816	3,251
US Silica Holdings Inc.[b]	953	19,803

		467,015
OFFICE & BUSINESS EQUIPMENT — 0.01%
Pitney Bowes Inc.	3,887	57,061

		57,061
OFFICE FURNISHINGS — 0.05%
Herman Miller Inc.	2,606	70,544
HNI Corp.	1,987	71,671
Interface Inc.	2,708	45,955
Knoll Inc.	1,536	21,827
Steelcase Inc. Class A	414	6,036

		216,033
OIL & GAS — 1.95%
Abraxas Petroleum Corp.[a,b]	3,662	7,690
Anadarko Petroleum Corp.	1,226	105,350
Approach Resources Inc.[a,b]	867	21,302

252

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

June 30, 2013

Security	Shares	Value

Arabian American Development Co.[a,b]	926	$8,056
Atwood Oceanics Inc.[a]	474	24,672
Berry Petroleum Co. Class A	749	31,698
Bill Barrett Corp.[a]	629	12,718
Bonanza Creek Energy Inc.[a]	1,308	46,382
Cabot Oil & Gas Corp.	9,369	665,386
Carrizo Oil & Gas Inc.[a]	1,573	44,563
Cheniere Energy Inc.[a]	10,728	297,809
Cobalt International Energy Inc.[a]	11,226	298,275
Concho Resources Inc.[a]	4,656	389,800
Contango Oil & Gas Co.	109	3,679
Continental Resources Inc.[a]	1,899	163,428
CVR Energy Inc.	695	32,943
Delek US Holdings Inc.	1,081	31,111
Diamondback Energy Inc.[a,b]	793	26,423
EOG Resources Inc.	11,322	1,490,881
EPL Oil & Gas Inc.[a]	430	12,625
EQT Corp.	6,119	485,665
Evolution Petroleum Corp.[a]	717	7,823
EXCO Resources Inc.	3,095	23,646
Forest Oil Corp.[a]	689	2,818
FX Energy Inc.[a,b]	2,332	7,486
Gastar Exploration Ltd.[a]	2,738	7,310
Goodrich Petroleum Corp.[a,b]	1,138	14,566
Gulfport Energy Corp.[a]	2,803	131,937
Isramco Inc.[a,b]	50	4,659
Kodiak Oil & Gas Corp.[a]	11,476	102,022
Kosmos Energy Ltd.[a]	4,494	45,659
Laredo Petroleum Holdings Inc.[a]	1,529	31,436
Magnum Hunter Resources Corp.[a,b]	2,376	8,672
Noble Energy Inc.	2,025	121,581
Oasis Petroleum Inc.[a]	4,160	161,699
Panhandle Oil and Gas Inc.	337	9,605
PetroQuest Energy Inc.[a]	2,366	9,369
Pioneer Natural Resources Co.	4,481	648,625
QEP Resources Inc.	805	22,363
Quicksilver Resources Inc.[a]	936	1,573
Range Resources Corp.	7,250	560,570
Rex Energy Corp.[a]	2,010	35,336
Rosetta Resources Inc.[a]	2,666	113,358
Sanchez Energy Corp.[a,b]	82	1,883
Seadrill Ltd.	15,711	640,066
SM Energy Co.	2,946	176,701
Southwestern Energy Co.[a]	15,628	570,891
Synergy Resources Corp.[a]	1,807	13,227
Triangle Petroleum Corp.[a]	377	2,643
VAALCO Energy Inc.[a]	1,295	7,407
Western Refining Inc.	1,358	38,119
Whiting Petroleum Corp.[a]	419	19,312
ZaZa Energy Corp.[a,b]	535	642

		7,743,460
OIL & GAS SERVICES — 2.08%
Baker Hughes Inc.	1,237	57,063
Cameron International Corp.[a]	6,947	424,878
CARBO Ceramics Inc.[b]	382	25,758
Dresser-Rand Group Inc.[a]	3,386	203,092
Dril-Quip Inc.[a]	1,804	162,883
Edgen Group Inc.[a]	177	1,129
Flotek Industries Inc.[a]	2,218	39,791
FMC Technologies Inc.[a]	10,545	587,146
Forum Energy Technologies Inc.[a]	874	26,596

Security	Shares	Value

Geospace Technologies Corp.[a]	590	$40,757
Global Geophysical Services Inc.[a]	806	3,804
Halliburton Co.	41,435	1,728,668
Hornbeck Offshore Services Inc.[a]	86	4,601
ION Geophysical Corp.[a]	1,291	7,772
Lufkin Industries Inc.	1,508	133,413
Matrix Service Co.[a]	184	2,867
MRC Global Inc.[a]	1,583	43,722
Newpark Resources Inc.[a]	3,099	34,058
Oceaneering International Inc.	4,810	347,282
RPC Inc.	2,039	28,159
Schlumberger Ltd.	59,103	4,235,321
SEACOR Holdings Inc.	75	6,229
Targa Resources Corp.	1,463	94,115
TGC Industries Inc.	710	5,836
Thermon Group Holdings Inc.[a,b]	1,205	24,582

		8,269,522
PACKAGING & CONTAINERS — 0.40%
AEP Industries Inc.[a]	209	15,547
Ball Corp.	6,614	274,746
Bemis Co. Inc.	2,008	78,593
Berry Plastics Group Inc.[a]	2,461	54,314
Crown Holdings Inc.[a]	5,455	224,364
Graphic Packaging Holding Co.[a]	9,333	72,237
Greif Inc. Class A	279	14,695
Owens-Illinois Inc.[a]	4,300	119,497
Packaging Corp. of America	4,278	209,451
Rock-Tenn Co. Class A	2,303	230,024
Sealed Air Corp.	8,706	208,509
Silgan Holdings Inc.	1,959	91,995

		1,593,972
PHARMACEUTICALS — 5.09%
AbbVie Inc.	70,407	2,910,625
ACADIA Pharmaceuticals Inc.[a]	2,944	53,434
AcelRx Pharmaceuticals Inc.[a]	929	8,612
Achillion Pharmaceuticals Inc.[a,b]	4,293	35,117
Actavis Inc.[a]	5,936	749,242
Akorn Inc.[a,b]	2,601	35,165
Align Technology Inc.[a,b]	3,319	122,936
Alimera Sciences Inc.[a]	754	3,679
Alkermes PLC[a]	5,654	162,157
Allergan Inc.	13,177	1,110,030
AmerisourceBergen Corp.	10,265	573,095
Amicus Therapeutics Inc.[a,b]	1,400	3,262
Ampio Pharmaceuticals Inc.[a,b]	1,671	9,642
Anacor Pharmaceuticals Inc.[a,b]	764	4,271
Anika Therapeutics Inc.[a,b]	190	3,230
Antares Pharma Inc.[a,b]	4,456	18,537
Array BioPharma Inc.[a,b]	5,758	26,141
Auxilium Pharmaceuticals Inc.[a]	2,199	36,569
AVANIR Pharmaceuticals Inc. Class Aa,b	5,888	27,085
BioDelivery Sciences International Inc.[a,b]	628	2,550
BioMarin Pharmaceutical Inc.[a]	6,180	344,782
BioScrip Inc.[a]	547	9,025
Bristol-Myers Squibb Co.	62,872	2,809,750
Cadence Pharmaceuticals Inc.[a,b]	2,791	19,035
Catamaran Corp.[a]	9,154	445,983
Cempra Inc.[a]	210	1,644
ChemoCentryx Inc.[a]	1,093	15,455

253

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

June 30, 2013

Security	Shares	Value

Chimerix Inc.[a]	377	$9,138
Clovis Oncology Inc.[a]	633	42,398
Corcept Therapeutics Inc.[a,b]	2,662	4,605
Cytori Therapeutics Inc.[a,b]	2,169	4,989
DENTSPLY International Inc.	1,777	72,786
Depomed Inc.[a,b]	2,418	13,565
Durata Therapeutics Inc.[a,b]	620	4,464
Dyax Corp.[a,b]	4,582	15,854
Eli Lilly and Co.	9,651	474,057
Enanta Pharmaceuticals Inc.[a]	162	2,869
Endo Health Solutions Inc.[a]	4,990	183,582
Endocyte Inc.[a,b]	1,372	18,014
Express Scripts Holding Co.[a]	31,765	1,959,583
Furiex Pharmaceuticals Inc.[a,b]	342	11,652
Herbalife Ltd.[b]	3,790	171,081
Hi-Tech Pharmacal Co. Inc.	193	6,408
Hyperion Therapeutics Inc.[a]	373	8,206
Idenix Pharmaceuticals Inc.[a,b]	3,842	13,870
Infinity Pharmaceuticals Inc.[a,b]	2,128	34,580
Insys Therapeutics Inc.[a]	225	3,114
Ironwood Pharmaceuticals Inc. Class Aa,b	3,933	39,133
Isis Pharmaceuticals Inc.[a,b]	4,993	134,162
Jazz Pharmaceuticals PLC[a]	2,305	158,423
Johnson & Johnson	16,109	1,383,119
KaloBios Pharmaceuticals Inc.[a]	390	2,207
Keryx Biopharmaceuticals Inc.[a,b]	3,812	28,476
Lannett Co. Inc.[a]	726	8,647
Lifevantage Corp.[a]	5,047	11,709
MannKind Corp.[a,b]	6,269	40,748
McKesson Corp.	10,074	1,153,473
Mead Johnson Nutrition Co. Class A	9,001	713,149
Medivation Inc.[a]	3,366	165,607
Mylan Inc.[a]	16,942	525,710
Natural Grocers by Vitamin Cottage Inc.[a,b]	394	12,214
Nektar Therapeutics[a]	3,762	43,451
Neogen Corp.[a]	1,063	59,060
Neurocrine Biosciences Inc.[a]	3,067	41,036
Omthera Pharmaceuticals Inc.[a]	262	3,485
Onyx Pharmaceuticals Inc.[a]	3,234	280,776
Opko Health Inc.[a,b]	6,321	44,879
Optimer Pharmaceuticals Inc.[a,b]	2,175	31,472
Orexigen Therapeutics Inc.[a]	3,690	21,586
Osiris Therapeutics Inc.[a,b]	739	7,442
Pacira Pharmaceuticals Inc.[a]	1,225	35,525
Patterson Companies Inc.	3,479	130,810
Perrigo Co.	4,181	505,901
Pharmacyclics Inc.[a]	2,599	206,542
Portola Pharmaceuticals Inc.[a]	431	10,590
Progenics Pharmaceuticals Inc.[a,b]	1,682	7,502
Questcor Pharmaceuticals Inc.[b]	2,307	104,876
Quintiles Transnational Holdings Inc.[a]	544	23,153
Raptor Pharmaceutical Corp.[a,b]	2,464	23,038
Receptos Inc.[a]	257	5,112
Regulus Therapeutics Inc.[a,b]	397	3,895
Repros Therapeutics Inc.[a]	648	11,956
Sagent Pharmaceuticals Inc.[a,b]	742	15,567
Salix Pharmaceuticals Ltd.[a]	2,725	180,259
Santarus Inc.[a,b]	2,576	54,225
Sarepta Therapeutics Inc.[a]	1,419	53,993
SciClone Pharmaceuticals Inc.[a,b]	1,757	8,715
SIGA Technologies Inc.[a,b]	1,534	4,356
Star Scientific Inc.[a,b]	6,736	9,363
Sucampo Pharmaceuticals Inc. Class Aa,b	565	3,718

Security	Shares	Value

Supernus Pharmaceuticals Inc.[a]	662	$4,257
Synageva BioPharma Corp.[a,b]	759	31,878
Synergy Pharmaceuticals Inc.[a,b]	3,097	13,379
Synta Pharmaceuticals Corp.[a,b]	2,231	11,133
Synutra International Inc.[a,b]	793	4,036
TESARO Inc.[a]	595	19,480
Tetraphase Pharmaceuticals Inc.[a]	512	3,599
TG Therapeutics Inc.[a]	568	3,629
TherapeuticsMD Inc.[a]	3,470	10,514
Theravance Inc.[a,b]	3,245	125,030
Threshold Pharmaceuticals Inc.[a]	2,082	10,951
USANA Health Sciences Inc.[a,b]	266	19,253
Vanda Pharmaceuticals Inc.[a,b]	1,171	9,462
ViroPharma Inc.[a]	2,904	83,200
VIVUS Inc.[a,b]	4,600	57,868
Warner Chilcott PLC Class A	10,408	206,911
XenoPort Inc.[a]	287	1,421
Zoetis Inc.	22,226	686,561
Zogenix Inc.[a]	3,353	5,734

		20,213,224
PIPELINES — 0.52%
Crosstex Energy Inc.	1,934	38,216
Kinder Morgan Inc.	26,970	1,028,906
ONEOK Inc.	8,613	355,803
SemGroup Corp. Class A	1,740	93,716
Williams Companies Inc. (The)	16,662	541,015

		2,057,656
REAL ESTATE — 0.14%
CBRE Group Inc. Class Aa	12,405	289,781
Forestar Group Inc.[a]	176	3,531
HFF Inc. Class A	1,289	22,905
Kennedy-Wilson Holdings Inc.	226	3,761
Realogy Holdings Corp.[a]	4,763	228,814
St. Joe Co. (The)[a]	367	7,725

		556,517
REAL ESTATE INVESTMENT TRUSTS — 2.03%
Acadia Realty Trust	448	11,061
Alexander’s Inc.	98	28,784
American Realty Capital Properties Inc.	1,150	17,549
American Tower Corp.	17,582	1,286,475
Apartment Investment and Management Co. Class A	3,561	106,972
Aviv REIT Inc.	52	1,315
Boston Properties Inc.	641	67,606
CBL & Associates Properties Inc.	2,371	50,787
CoreSite Realty Corp.	922	29,329
Corrections Corp. of America	3,242	109,807
Digital Realty Trust Inc.[b]	4,487	273,707
DuPont Fabros Technology Inc.[b]	1,088	26,275
EastGroup Properties Inc.[b]	1,211	68,143
Equity Lifestyle Properties, Inc.	1,339	105,232
Extra Space Storage Inc.	395	16,562
Federal Realty Investment Trust	1,906	197,614
Glimcher Realty Trust	5,799	63,325
Healthcare Realty Trust Inc.	1,563	39,856
Highwoods Properties Inc.	1,128	40,168
Inland Real Estate Corp.	3,265	33,368
Investors Real Estate Trust	247	2,124

254

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

June 30, 2013

Security	Shares	Value

LTC Properties Inc.	1,337	$52,210
National Health Investors Inc.	1,132	67,762
Omega Healthcare Investors Inc.	5,249	162,824
Plum Creek Timber Co. Inc.	7,239	337,844
Potlatch Corp.	1,800	72,792
PS Business Parks Inc.	811	58,530
Public Storage	5,932	909,554
Rayonier Inc.	5,603	310,350
Regency Centers Corp.	1,706	86,682
Ryman Hospitality Properties Inc.	1,271	49,582
Sabra Healthcare REIT Inc.	684	17,859
Saul Centers Inc.	337	14,983
Senior Housing Properties Trust	610	15,817
Simon Property Group Inc.	10,296	1,625,944
Sovran Self Storage Inc.	1,292	83,709
Strategic Hotels & Resorts Inc.[a]	7,084	62,764
Sun Communities Inc.[b]	1,544	76,829
Tanger Factory Outlet Centers Inc.	4,128	138,123
Taubman Centers Inc.	519	39,003
UMH Properties Inc.	148	1,520
Universal Health Realty Income Trust	362	15,613
Urstadt Biddle Properties Inc. Class A	744	15,006
Ventas Inc.	5,878	408,286
Vornado Realty Trust	1,612	133,554
Washington Real Estate Investment Trust	748	20,129
Weyerhaeuser Co.	24,348	693,675
Winthrop Realty Trust	91	1,095

		8,048,098
RETAIL — 10.25%
Abercrombie & Fitch Co. Class A	407	18,417
Advance Auto Parts Inc.	3,244	263,315
Aeropostale Inc.[a]	3,312	45,706
AFC Enterprises Inc.[a,b]	1,103	39,642
America’s Car-Mart Inc.[a]	273	11,804
American Eagle Outfitters Inc.	5,516	100,722
ANN INC.[a]	2,097	69,620
Asbury Automotive Group Inc.[a,b]	1,140	45,714
Ascena Retail Group Inc.[a]	817	14,257
AutoNation Inc.[a]	2,259	98,018
AutoZone Inc.[a]	1,577	668,159
Barnes & Noble Inc.[a]	112	1,788
Bed Bath & Beyond Inc.[a]	9,718	689,006
Best Buy Co. Inc.	3,241	88,577
Big 5 Sporting Goods Corp.	747	16,397
Big Lots Inc.[a]	686	21,630
BJ’s Restaurants Inc.[a,b]	1,141	42,331
Bloomin’ Brands Inc.[a]	2,459	61,180
Bob Evans Farms Inc.	184	8,644
Bon-Ton Stores Inc. (The)	560	10,108
Bravo Brio Restaurant Group Inc.[a]	858	15,290
Brinker International Inc.	3,136	123,652
Brown Shoe Co. Inc.	1,192	25,664
Buckle Inc. (The)[b]	1,282	66,690
Buffalo Wild Wings Inc.[a]	858	84,221
Burger King Worldwide Inc.	4,462	87,054
Cabela’s Inc.[a]	2,113	136,838
CarMax Inc.[a]	9,983	460,815
Casey’s General Stores Inc.	1,660	99,866
Cato Corp. (The) Class A	245	6,115
CEC Entertainment Inc.	856	35,130
Cheesecake Factory Inc. (The)	2,371	99,321

Security	Shares	Value

Chico’s FAS Inc.	6,751	$115,172
Children’s Place Retail Stores Inc. (The)[a]	350	19,180
Chipotle Mexican Grill Inc.[a]	1,374	500,617
Christopher & Banks Corp.[a]	1,615	10,885
Chuy’s Holdings Inc.[a]	721	27,643
Conn’s Inc.[a]	998	51,656
Copart Inc.[a]	4,966	152,953
Costco Wholesale Corp.	19,400	2,145,058
Cracker Barrel Old Country Store Inc.	887	83,963
CVS Caremark Corp.	6,260	357,947
Darden Restaurants Inc.	3,769	190,259
Del Frisco’s Restaurant Group Inc.[a]	65	1,392
Denny’s Corp.[a]	3,529	19,833
Destination Maternity Corp.	540	13,284
Dick’s Sporting Goods Inc.	4,392	219,863
Dillard’s Inc. Class A	808	66,232
DineEquity Inc.	385	26,515
Diversified Restaurant Holdings Inc.[a]	477	3,797
Dollar General Corp.[a]	14,547	733,605
Dollar Tree Inc.[a]	9,951	505,909
Domino’s Pizza Inc.	2,501	145,433
DSW Inc. Class A	1,428	104,915
Dunkin’ Brands Group Inc.	4,739	202,924
Einstein Noah Restaurant Group Inc.	228	3,238
Express Inc.[a]	3,795	79,581
Family Dollar Stores Inc.	4,280	266,687
Fiesta Restaurant Group Inc.[a,b]	881	30,298
Finish Line Inc. (The) Class A	607	13,269
First Cash Financial Services Inc.[a,b]	1,325	65,203
Five Below Inc.[a]	1,458	53,596
Foot Locker Inc.	788	27,682
Francesca’s Holdings Corp.[a]	1,957	54,385
Gap Inc. (The)	12,412	517,953
Genesco Inc.[a]	769	51,515
GNC Holdings Inc. Class A	4,371	193,242
Gordmans Stores Inc.[a,b]	393	5,349
Haverty Furniture Companies Inc.	208	4,786
Hibbett Sports Inc.[a]	1,111	61,660
Home Depot Inc. (The)	64,942	5,031,057
HSN Inc.	1,504	80,795
Ignite Restaurant Group Inc.[a]	309	5,831
Jack in the Box Inc.[a]	1,498	58,856
Jamba Inc.[a,b]	765	11,421
Jos. A. Bank Clothiers Inc.[a]	184	7,603
Kirkland’s Inc.[a]	439	7,573
Krispy Kreme Doughnuts Inc.[a]	2,911	50,797
L Brands Inc.	10,671	525,547
Lithia Motors Inc. Class A	987	52,617
Lowe’s Companies Inc.	48,392	1,979,233
Lumber Liquidators Holdings Inc.[a]	1,221	95,079
Macy’s Inc.	13,220	634,560
Mattress Firm Holding Corp.[a]	510	20,553
McDonald’s Corp.	44,570	4,412,430
MSC Industrial Direct Co. Inc. Class A	2,103	162,898
Nathan’s Famous Inc.[a]	125	6,531
New York & Co. Inc.[a]	792	5,029
Nordstrom Inc.	6,447	386,433
Nu Skin Enterprises Inc. Class A	2,597	158,729
O’Reilly Automotive Inc.[a]	4,911	553,077
Office Depot Inc.[a]	2,735	10,584
Pacific Sunwear of California Inc.[a]	1,810	6,606
Panera Bread Co. Class Aa	1,249	232,239
Pantry Inc. (The)[a]	71	865

255

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

June 30, 2013

Security	Shares	Value

Papa John’s International Inc.[a]	712	$46,543
Penske Automotive Group Inc.	507	15,484
PetMed Express Inc.	963	12,134
PetSmart Inc.	4,593	307,685
Pier 1 Imports Inc.	4,214	98,987
PriceSmart Inc.	840	73,609
PVH Corp.	3,192	399,160
Red Robin Gourmet Burgers Inc.[a,b]	551	30,404
Restoration Hardware Holdings Inc.[a]	786	58,950
Rite Aid Corp.[a]	19,704	56,353
Ross Stores Inc.	9,772	633,323
rue21 Inc.[a,b]	577	24,009
Rush Enterprises Inc. Class Aa	571	14,132
Ruth’s Hospitality Group Inc.	1,633	19,710
Sally Beauty Holdings Inc.[a]	7,548	234,743
Sears Hometown and Outlet Stores Inc.[a]	249	10,886
Signet Jewelers Ltd.	313	21,106
Sonic Automotive Inc. Class A	443	9,365
Sonic Corp.[a]	1,839	26,776
Starbucks Corp.	33,285	2,179,835
Stein Mart Inc.	652	8,900
Susser Holdings Corp.[a]	802	38,400
Target Corp.	22,366	1,540,123
Texas Roadhouse Inc.	2,883	72,133
Tiffany & Co.	5,003	364,418
Tile Shop Holdings Inc. (The)[a]	821	23,776
Tilly’s Inc. Class Aa,b	427	6,832
TJX Companies Inc. (The)	31,999	1,601,870
Tractor Supply Co.	3,103	364,944
Ulta Salon, Cosmetics & Fragrance Inc.[a]	2,831	283,553
Urban Outfitters Inc.[a]	4,785	192,453
Vera Bradley Inc.[a,b]	942	20,404
Vitamin Shoppe Inc.[a,b]	1,360	60,982
Wal-Mart Stores Inc.	47,465	3,535,668
Walgreen Co.	31,718	1,401,936
Wet Seal Inc. Class Aa	3,956	18,633
Williams-Sonoma Inc.	4,343	242,730
Winmark Corp.	102	6,617
World Fuel Services Corp.	610	24,388
Yum! Brands Inc.	19,998	1,386,661
Zumiez Inc.[a,b]	985	28,319

		40,677,047
SAVINGS & LOANS — 0.01%
BofI Holding Inc.[a]	538	24,651
Northfield Bancorp Inc	587	6,880
Oritani Financial Corp.	733	11,493
Roma Financial Corp.	293	5,321

		48,345
SEMICONDUCTORS — 3.05%
Advanced Micro Devices Inc.[a]	26,938	109,907
Altera Corp.	4,910	161,981
Ambarella Inc.[a]	822	13,834
Analog Devices Inc.	5,918	266,665
Applied Materials Inc.	35,310	526,472
Applied Micro Circuits Corp.[a]	3,009	26,479
Atmel Corp.[a]	19,055	140,054
Avago Technologies Ltd.	10,021	374,585
Broadcom Corp. Class A	11,093	374,500
Cabot Microelectronics Corp.[a]	1,089	35,948

Security	Shares	Value

Cavium Inc.[a]	2,297	$81,245
Cirrus Logic Inc.[a]	1,144	19,860
Cree Inc.[a]	5,243	334,818
Cypress Semiconductor Corp.[a]	6,537	70,142
Diodes Inc.[a]	1,246	32,359
Entegris Inc.[a]	929	8,723
Exar Corp.[a,b]	1,701	18,320
Freescale Semiconductor Ltd.[a]	1,126	15,257
GT Advanced Technologies Inc.[a,b]	4,623	19,185
Hittite Microwave Corp.[a]	1,354	78,532
Inphi Corp.[a]	431	4,741
Integrated Device Technology Inc.[a]	1,717	13,633
Intel Corp.	14,365	347,920
Intermolecular Inc.[a]	645	4,689
Lam Research Corp.[a]	1,693	75,068
Lattice Semiconductor Corp.[a]	1,326	6,723
Linear Technology Corp.	10,370	382,031
LSI Corp.[a]	2,834	20,235
Maxim Integrated Products Inc.	12,940	359,473
MaxLinear Inc. Class Aa	1,028	7,196
Micrel Inc.	2,241	22,141
Microchip Technology Inc.	8,764	326,459
Microsemi Corp.[a]	3,214	73,118
Mindspeed Technologies Inc.[a]	1,646	5,333
Monolithic Power Systems Inc.	1,635	39,420
MoSys Inc.[a]	1,827	7,344
Nanometrics Inc.[a]	700	10,269
OmniVision Technologies Inc.[a]	209	3,898
ON Semiconductor Corp.[a]	19,037	153,819
Peregrine Semiconductor Corp.[a]	1,175	12,819
PLX Technology Inc.[a,b]	1,926	9,168
PMC-Sierra Inc.[a]	3,882	24,651
Power Integrations Inc.	1,325	53,742
QUALCOMM Inc.	76,814	4,691,799
Rambus Inc.[a,b]	4,963	42,632
Rovi Corp.[a]	538	12,288
Rudolph Technologies Inc.[a]	248	2,778
Semtech Corp.[a]	3,026	106,001
Silicon Image Inc.[a]	3,223	18,854
Silicon Laboratories Inc.[a]	1,636	67,747
Skyworks Solutions Inc.[a]	7,063	154,609
SunEdison Inc.[a]	10,306	84,200
Texas Instruments Inc.	49,309	1,719,405
TriQuint Semiconductor Inc.[a]	719	4,983
Ultratech Inc.[a]	1,233	45,276
Veeco Instruments Inc.[a]	460	16,293
Volterra Semiconductor Corp.[a]	87	1,228
Xilinx Inc.	11,731	464,665

		12,105,514
SHIPBUILDING — 0.03%
Huntington Ingalls Industries Inc.	2,229	125,894

		125,894
SOFTWARE — 6.97%
ACI Worldwide Inc.[a,b]	1,705	79,248
Actuate Corp.[a,b]	2,136	14,183
Acxiom Corp.[a]	825	18,711
Adobe Systems Inc.[a]	8,703	396,509
Advent Software Inc.[a]	1,455	51,012
Akamai Technologies Inc.[a]	7,900	336,145

256

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

June 30, 2013

Security	Shares	Value

American Software Inc. Class A	1,008	$8,760
ANSYS Inc.[a]	4,144	302,926
Aspen Technology Inc.[a]	3,929	113,116
athenahealth Inc.[a,b]	1,598	135,383
Autodesk Inc.[a]	7,921	268,839
AVG Technologies[a,b]	1,064	20,695
Blackbaud Inc.	2,088	68,006
BMC Software Inc.[a]	6,401	288,941
Bottomline Technologies Inc.[a]	1,682	42,538
Broadridge Financial Solutions Inc.	5,389	143,240
Callidus Software Inc.[a,b]	1,637	10,788
Cerner Corp.[a]	6,592	633,425
Citrix Systems Inc.[a]	8,319	501,885
CommVault Systems Inc.[a]	2,063	156,561
Computer Programs and Systems Inc.	517	25,405
Concur Technologies Inc.[a,b]	2,105	171,305
Cornerstone OnDemand Inc.[a,b]	1,795	77,706
CSG Systems International Inc.[a]	906	19,660
Demandware Inc.[a,b]	715	30,323
Dun & Bradstreet Corp. (The)	1,644	160,208
E2open Inc.[a,b]	656	11,480
Ebix Inc.[b]	981	9,084
Electronic Arts Inc.[a]	10,333	237,349
Envestnet Inc.[a,b]	983	24,182
EPAM Systems Inc.[a,b]	972	26,419
EPIQ Systems Inc.	98	1,320
Fair Isaac Corp.	1,584	72,595
Fidelity National Information Services Inc.	1,290	55,264
Fiserv Inc.[a]	5,920	517,467
Glu Mobile Inc.[a,b]	2,316	5,095
Greenway Medical Technologies Inc.[a]	642	7,922
Guidance Software Inc.[a,b]	616	5,384
Guidewire Software Inc.[a,b]	1,864	78,381
Imperva Inc.[a]	898	40,446
inContact Inc.[a]	1,918	15,766
Infoblox Inc.[a]	2,226	65,133
Informatica Corp.[a]	4,805	168,079
InnerWorkings Inc.[a,b]	1,971	21,385
Interactive Intelligence Group Inc.[a,b]	687	35,449
Intuit Inc.	13,200	805,596
Jive Software Inc.[a,b]	1,760	31,979
Market Leader Inc.[a]	870	9,309
MedAssets Inc.[a]	2,708	48,040
Medidata Solutions Inc.[a,b]	1,182	91,546
Microsoft Corp.	371,263	12,819,711
MicroStrategy Inc. Class Aa	394	34,262
Model N Inc.[a]	361	8,433
Monotype Imaging Holdings Inc.	1,691	42,968
MSCI Inc. Class Aa	2,249	74,824
NetSuite Inc.[a]	1,541	141,371
Omnicell Inc.[a]	868	17,837
Oracle Corp.	157,841	4,848,876
PDF Solutions Inc.[a]	1,134	20,900
Pegasystems Inc.	795	26,330
Planet Payment Inc.[a]	1,890	5,216
Progress Software Corp.[a]	1,221	28,095
Proofpoint Inc.[a]	970	23,503
PROS Holdings Inc.[a,b]	960	28,752
PTC Inc.[a]	5,318	130,451
QAD Inc. Class A	207	2,376
QLIK Technologies Inc.[a]	3,942	111,440
Quality Systems Inc.	1,787	33,435
Rally Software Development Corp.[a]	307	7,620

Security	Shares	Value

RealPage Inc.[a,b]	2,069	$37,946
Red Hat Inc.[a]	8,429	403,075
Rosetta Stone Inc.[a,b]	515	7,591
Salesforce.com Inc.[a]	26,227	1,001,347
SciQuest Inc.[a]	1,012	25,351
ServiceNow Inc.[a,b]	3,510	141,769
SolarWinds Inc.[a]	2,843	110,337
Solera Holdings Inc.	3,063	170,456
SS&C Technologies Holdings Inc.[a]	2,590	85,211
Synchronoss Technologies Inc.[a,b]	1,278	39,452
Tableau Software Inc. Class Aa	419	23,221
Take-Two Interactive Software Inc.[a]	3,614	54,102
Tangoe Inc.[a,b]	1,379	21,278
Tyler Technologies Inc.[a]	1,391	95,353
Ultimate Software Group Inc. (The)[a,b]	1,229	144,149
Verint Systems Inc.[a,b]	2,342	83,071
VMware Inc. Class Aa	3,801	254,629
Workday Inc. Class Aa	1,646	105,492

		27,670,418
STORAGE & WAREHOUSING — 0.00%
Mobile Mini Inc.[a]	167	5,536
Wesco Aircraft Holdings Inc.[a]	201	3,733

		9,269
TELECOMMUNICATIONS — 2.71%
8x8 Inc.[a,b]	3,274	26,978
ADTRAN Inc.	1,713	42,157
Alliance Fiber Optic Products Inc.	256	5,123
Anaren Inc.[a]	71	1,629
Anixter International Inc.[a]	702	53,219
ARRIS Group Inc.[a]	4,568	65,551
Aruba Networks Inc.[a,b]	5,165	79,334
Atlantic Tele-Network Inc.	417	20,708
CalAmp Corp.[a]	1,367	19,958
Calix Inc.[a]	1,541	15,564
Cbeyond Inc.[a]	78	612
Ciena Corp.[a,b]	3,453	67,057
Cincinnati Bell Inc.[a]	3,315	10,144
Clearwire Corp. Class Aa	22,034	109,729
Comverse Inc.[a]	1,012	30,117
Consolidated Communications Holdings Inc.	1,783	31,042
Crown Castle International Corp.[a]	13,060	945,413
Fairpoint Communications Inc.[a,b]	829	6,922
General Communication Inc. Class Aa	1,658	12,982
Harris Corp.	848	41,764
Hickory Tech Corp.	603	6,410
IDT Corp. Class B	574	10,728
Infinera Corp.[a,b]	4,616	49,253
Inteliquent Inc.	570	3,278
Intelsat SAa	61	1,220
InterDigital Inc.	1,885	84,165
IPG Photonics Corp.	1,472	89,395
Ixia[a]	2,511	46,202
JDS Uniphase Corp.[a]	7,920	113,890
Juniper Networks Inc.[a]	4,164	80,407
KVH Industries Inc.[a,b]	585	7,786
Leap Wireless International Inc.[a]	526	3,540
Level 3 Communications Inc.[a]	2,417	50,950
LogMeIn Inc.[a]	1,020	24,949
Loral Space & Communications Inc.	579	34,728

257

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

June 30, 2013

Security	Shares	Value

Lumos Networks Corp.	668	$11,423
Motorola Solutions Inc.	10,182	587,807
Neonode Inc.[a]	1,045	6,218
NeuStar Inc. Class Aa	3,158	153,731
NTELOS Holdings Corp.	673	11,078
Oplink Communications Inc.[a]	74	1,285
Palo Alto Networks Inc.[a]	1,482	62,481
ParkerVision Inc.[a,b]	3,526	16,043
Plantronics Inc.	1,768	77,651
Preformed Line Products Co.	10	663
Premiere Global Services Inc.[a]	539	6,506
Primus Telecommunications Group Inc.	564	6,734
Procera Networks Inc.[a]	170	2,334
RF Micro Devices Inc.[a]	10,928	58,465
RigNet Inc.[a,b]	571	14,549
Ruckus Wireless Inc.[a,b]	1,935	24,787
SBA Communications Corp. Class Aa	5,679	420,927
Shenandoah Telecommunications Co.	959	15,996
ShoreTel Inc.[a]	322	1,298
Sonus Networks Inc.[a]	725	2,182
Sprint Nextel Corp.[a]	19,630	137,803
tw telecom inc.[a]	6,683	188,060
Ubiquiti Networks Inc.	487	8,542
Verizon Communications Inc.	127,191	6,402,795
ViaSat Inc.[a,b]	1,733	123,840
Vringo Inc.[a]	539	1,709
West Corp.	624	13,815
Windstream Corp.	24,903	192,002

		10,743,628
TEXTILES — 0.03%
Cintas Corp.	1,287	58,610
Culp Inc.	318	5,530
G&K Services Inc. Class A	146	6,950
UniFirst Corp.	360	32,850

		103,940
TOYS, GAMES & HOBBIES — 0.22%
Hasbro Inc.	4,342	194,652
Mattel Inc.	15,355	695,735

		890,387
TRANSPORTATION — 2.31%
C.H. Robinson Worldwide Inc.	7,138	401,941
CAI International Inc.[a]	233	5,492
Con-way Inc.	917	35,726
CSX Corp.	22,671	525,740
Echo Global Logistics Inc.[a,b]	684	13,331
Expeditors International of Washington Inc.	9,185	349,122
Forward Air Corp.	1,352	51,755
Genesee & Wyoming Inc. Class Aa	843	71,520
Heartland Express Inc.	1,709	23,704
Hub Group Inc. Class Aa	1,714	62,424
J.B. Hunt Transport Services Inc.	4,065	293,656
Kansas City Southern Industries Inc.	4,898	518,992
Kirby Corp.[a]	1,491	118,594
Knight Transportation Inc.	2,667	44,859
Landstar System Inc.	2,070	106,605
Matson Inc.	1,897	47,425
Norfolk Southern Corp.	2,535	184,168

Security	Shares	Value

Old Dominion Freight Line Inc.[a]	3,155	$131,311
Pacer International Inc.[a]	155	978
PHI Inc.[a]	58	1,989
Quality Distribution Inc.[a]	373	3,297
Roadrunner Transportation Systems Inc.[a]	313	8,714
Saia Inc.[a]	1,079	32,338
Swift Transportation Co.[a,b]	3,650	60,371
Union Pacific Corp.	20,751	3,201,464
United Parcel Service Inc. Class B	32,203	2,784,915
Universal Truckload Services Inc.[a]	240	5,786
UTi Worldwide Inc.	2,876	47,368
Werner Enterprises Inc.	575	13,898
XPO Logistics Inc.[a,b]	218	3,944
YRC Worldwide Inc.[a]	96	2,760

		9,154,187
TRUCKING & LEASING — 0.02%
AMERCO	178	28,818
TAL International Group Inc.	675	29,410
Textainer Group Holdings Ltd.[b]	317	12,185

		70,413
WATER — 0.05%
American States Water Co.	93	4,991
Aqua America Inc.	5,481	171,501
SJW Corp.	203	5,319
York Water Co. (The)	448	8,525

		190,336

TOTAL COMMON STOCKS
(Cost: $317,250,365)		395,821,538

WARRANTS — 0.00%
OIL & GAS — 0.00%
Magnum Hunter Resources Corp. (Expires 10/14/13)[a,b]	477	67

		67

TOTAL WARRANTS
(Cost: $0)		67

SHORT-TERM INVESTMENTS — 2.47%

MONEY MARKET FUNDS — 2.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	8,611,922	8,611,922
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	602,179	602,179

258

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH ETF

June 30, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	566,516	$566,516

		9,780,617

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,780,617)		9,780,617

TOTAL INVESTMENTS IN SECURITIES — 102.19%
(Cost: $327,030,982)		405,602,222
Other Assets, Less Liabilities — (2.19)%		(8,683,107)

NET ASSETS — 100.00%		$396,919,115

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

259

Schedule of Investments   (Unaudited)

iSHARES® RUSSELL 3000 VALUE ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.34%

ADVERTISING — 0.05%
Harte-Hanks Inc.	1,979	$17,020
Interpublic Group of Companies Inc. (The)	10,775	156,776
Marchex Inc. Class B	1,062	6,393
MDC Partners Inc.	728	13,133
Valuevision Media Inc. Class Aa	234	1,196

		194,518
AEROSPACE & DEFENSE — 1.14%
AAR Corp.	1,809	39,762
AeroVironment Inc.[a]	855	17,254
Alliant Techsystems Inc.	1,488	122,507
API Technologies Corp.[a,b]	1,461	4,091
B/E Aerospace Inc.[a]	292	18,419
Cubic Corp.	853	41,029
Curtiss-Wright Corp.	2,139	79,271
Ducommun Inc.[a]	489	10,396
Esterline Technologies Corp.[a]	1,444	104,387
Exelis Inc.	8,717	120,207
GenCorp Inc.[a,b]	631	10,260
General Dynamics Corp.	13,784	1,079,701
Kaman Corp.	437	15,103
Kratos Defense & Security Solutions Inc.[a,b]	1,882	12,195
L-3 Communications Holdings Inc.	4,171	357,622
LMI Aerospace Inc.[a,b]	362	6,784
M/A-COM Technology Solutions Holdings Inc.[a]	229	3,343
Moog Inc. Class Aa,b	1,899	97,855
National Presto Industries Inc.	199	14,334
Northrop Grumman Corp.	10,853	898,628
Orbital Sciences Corp.[a]	2,877	49,973
Raytheon Co.	14,981	990,544
Rockwell Collins Inc.	682	43,246
Spirit AeroSystems Holdings Inc. Class Aa	4,795	102,997
Teledyne Technologies Inc.[a]	1,188	91,892
Triumph Group Inc.	1,898	150,227
United Technologies Corp.	2,673	248,429

		4,730,456
AGRICULTURE — 0.42%
Alico Inc.	103	4,131
Alliance One International Inc.[a,b]	3,894	14,797
Andersons Inc. (The)	831	44,201
Archer-Daniels-Midland Co.	28,103	952,973
Bunge Ltd.	6,788	480,387
Griffin Land & Nurseries Inc.	120	3,422
Reynolds American Inc.	3,534	170,940
Tejon Ranch Co.[a]	46	1,311
Universal Corp.	1,038	60,048
Vector Group Ltd.	604	9,797

		1,742,007
AIRLINES — 0.24%
Alaska Air Group Inc.[a]	250	13,000
Delta Air Lines Inc.[a]	21,422	400,806

Security	Shares	Value

Hawaiian Holdings Inc.[a]	2,396	$14,640
JetBlue Airways Corp.[a,b]	10,431	65,715
Republic Airways Holdings Inc.[a]	974	11,035
SkyWest Inc.	2,410	32,631
Southwest Airlines Co.	29,667	382,408
US Airways Group Inc.[a]	4,572	75,072

		995,307
APPAREL — 0.08%
American Apparel Inc.[a]	2,675	5,136
Columbia Sportswear Co.	613	38,404
Crocs Inc.[a]	553	9,125
Deckers Outdoor Corp.[a]	892	45,055
G-III Apparel Group Ltd.[a]	187	8,998
Iconix Brand Group Inc.[a,b]	1,403	41,262
Jones Group Inc. (The)	3,666	50,407
Maidenform Brands Inc.[a]	1,075	18,630
Perry Ellis International Inc.	535	10,866
Quiksilver Inc.[a]	1,646	10,600
R.G. Barry Corp.	428	6,951
SKECHERS U.S.A. Inc. Class Aa	1,846	44,322
True Religion Apparel Inc.	98	3,103
Unifi Inc.[a,b]	622	12,857
Weyco Group Inc.	245	6,174

		311,890
AUTO MANUFACTURERS — 0.98%
Ford Motor Co.	115,621	1,788,657
General Motors Co.[a,b]	38,430	1,280,103
Navistar International Corp.[a,b]	2,237	62,099
Oshkosh Corp.[a]	4,123	156,551
PACCAR Inc.	14,218	762,938
Wabash National Corp.[a]	2,907	29,593

		4,079,941
AUTO PARTS & EQUIPMENT — 0.50%
Accuride Corp.[a,b]	118	597
Allison Transmission Holdings Inc.	1,363	31,458
American Axle & Manufacturing Holdings Inc.[a]	949	17,680
Commercial Vehicle Group Inc.[a]	331	2,469
Cooper Tire & Rubber Co.	2,578	85,512
Dana Holding Corp.	6,214	119,682
Douglas Dynamics Inc.	84	1,090
Federal-Mogul Corp. Class Aa,b	880	8,985
Fuel Systems Solutions Inc.[a]	762	13,632
Johnson Controls Inc.	31,612	1,131,394
Lear Corp.	3,785	228,841
Meritor Inc.[a]	4,497	31,704
Miller Industries Inc.	529	8,136
Modine Manufacturing Co.[a,b]	2,080	22,630
Remy International Inc.	647	12,015
Spartan Motors Inc.	1,489	9,113
Standard Motor Products Inc.	259	8,894
Superior Industries International Inc.	1,048	18,036
Titan International Inc.	595	10,038
TRW Automotive Holdings Corp.[a]	4,967	330,007

		2,091,913

260

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

June 30, 2013

Security	Shares	Value

BANKS — 14.14%
1st Source Corp.	681	$16,181
1st United Bancorp Inc.	1,209	8,124
Access National Corp.	331	4,296
American National Bankshares Inc.	357	8,297
Ameris Bancorp[a,b]	1,063	17,912
Ames National Corp.	368	8,376
Arrow Financial Corp.	439	10,865
Associated Banc-Corp	7,761	120,684
BancFirst Corp.	301	14,012
Banco Latinoamericano de Comercio Exterior SA Class E	1,423	31,861
Bancorp Inc. (The)[a,b]	1,599	23,969
BancorpSouth Inc.	4,413	78,110
Bank of America Corp.	497,511	6,397,991
Bank of Hawaii Corp.	2,036	102,451
Bank of Kentucky Financial Corp.	256	7,281
Bank of Marin Bancorp	238	9,520
Bank of New York Mellon Corp. (The)	53,563	1,502,442
Bank of the Ozarks Inc.	448	19,412
BankUnited Inc.	2,971	77,276
Banner Corp.	947	31,999
Bar Harbor Bankshares	172	6,287
BB&T Corp.	32,383	1,097,136
BBCN Bancorp Inc.	3,511	49,926
BNC Bancorp	845	9,650
BOK Financial Corp.	1,222	78,269
Boston Private Financial Holdings Inc.	3,831	40,762
Bridge Bancorp Inc.	386	8,685
Bridge Capital Holdings[a]	556	8,818
Bryn Mawr Bank Corp.	689	16,488
C&F Financial Corp.	146	8,137
Camden National Corp.	348	12,344
Capital Bank Financial Corp.[a]	1,144	21,725
Capital City Bank Group Inc.[a]	512	5,903
Capital One Financial Corp.	26,959	1,693,295
CapitalSource Inc.	9,296	87,196
Cardinal Financial Corp.	1,311	19,193
Cascade Bancorp[a]	272	1,689
Cathay General Bancorp	3,710	75,498
Center Bancorp Inc.	540	6,853
CenterState Banks Inc.	1,344	11,666
Central Pacific Financial Corp.[a,b]	974	17,532
Century Bancorp Inc. Class A	154	5,390
Chemical Financial Corp.	1,227	31,890
Chemung Financial Corp.	166	5,559
CIT Group Inc.[a]	9,288	433,099
Citigroup Inc.	140,428	6,736,331
Citizens & Northern Corp.	547	10,568
City Holding Co.	681	26,525
City National Corp.	2,155	136,562
CNB Financial Corp.	563	9,537
CoBiz Financial Inc.	1,674	13,894
Columbia Banking System Inc.	2,327	55,406
Comerica Inc.	8,614	343,096
Commerce Bancshares Inc.	3,521	153,375
Community Bank System Inc.	1,893	58,399
Community Trust Bancorp Inc.	619	22,049
CommunityOne Bancorp.[a]	642	5,207
ConnectOne Bancorp Inc.[a]	162	4,980
Crescent Financial Bancshares Inc.[a]	556	2,435
CU Bancorp[a]	434	6,857
Cullen/Frost Bankers Inc.	2,376	158,645

Security	Shares	Value

Customers Bancorp Inc.[a]	922	$14,982
CVB Financial Corp.	4,281	50,345
Eagle Bancorp Inc.[a,b]	1,029	23,029
East West Bancorp Inc.	6,284	172,810
Enterprise Bancorp Inc.	259	4,789
Enterprise Financial Services Corp.	808	12,896
F.N.B. Corp.	6,693	80,851
Farmers Capital Bank Corp.[a]	345	7,483
Fidelity Southern Corp.[a]	449	5,554
Fifth Third Bancorp	40,365	728,588
Financial Institutions Inc.	616	11,341
First Bancorp (North Carolina)	986	13,903
First BanCorp (Puerto Rico)[a,b]	3,164	22,401
First Bancorp Inc. (Maine)	392	6,852
First Busey Corp.	3,402	15,309
First Citizens BancShares Inc. Class A	349	67,025
First Commonwealth Financial Corp.	4,698	34,624
First Community Bancshares Inc.	728	11,415
First Connecticut Bancorp Inc.	804	11,192
First Financial Bancorp	2,604	38,800
First Financial Bankshares Inc.	467	25,993
First Financial Corp.	500	15,495
First Horizon National Corp.	11,279	126,325
First Interstate BancSystem Inc.	903	18,719
First M&F Corp.	383	6,055
First Merchants Corp.	1,308	22,432
First Midwest Bancorp Inc.	3,338	45,797
First NBC Bank Holding Co.	192	4,685
First of Long Island Corp. (The)	348	11,550
First Republic Bank	5,372	206,715
First Security Group Inc[a]	2,881	6,252
FirstMerit Corp.	7,649	153,209
Franklin Financial Corp.	621	11,184
Fulton Financial Corp.	8,916	102,356
German American Bancorp Inc.	562	12,656
Glacier Bancorp Inc.	3,390	75,224
Goldman Sachs Group Inc. (The)	21,160	3,200,450
Great Southern Bancorp Inc.	461	12,429
Guaranty Bancorp	686	7,786
Hampton Roads Bankshares Inc.[a]	1,557	2,009
Hancock Holding Co.	3,917	117,784
Hanmi Financial Corp.[a]	1,419	25,074
Heartland Financial USA Inc.	674	18,528
Heritage Commerce Corp.[a]	932	6,524
Heritage Financial Corp.	699	10,240
Heritage Oaks Bancorp[a]	910	5,615
Home Bancshares Inc.	1,536	39,890
Horizon Bancorp	453	9,246
Hudson Valley Holding Corp.	697	11,835
Huntington Bancshares Inc.	39,054	307,745
IBERIABANK Corp.	1,391	74,571
Independent Bank Corp. (Massachusetts)	1,080	37,260
Independent Bank Group Inc.[a]	175	5,320
International Bancshares Corp.	2,552	57,624
Intervest Bancshares Corp.[a]	826	5,518
J.P. Morgan Chase & Co.	174,431	9,208,212
KeyCorp	42,830	472,843
Lakeland Bancorp Inc.	1,199	12,506
Lakeland Financial Corp.	736	20,424
LCNB Corp.	280	6,261
M&T Bank Corp.	5,954	665,359
Macatawa Bank Corp.[a]	1,095	5,519
MainSource Financial Group Inc.	901	12,100

261

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

June 30, 2013

Security	Shares	Value

MB Financial Inc.	2,591	$69,439
Mercantile Bank Corp.	387	6,954
Merchants Bancshares Inc.	213	6,298
Metro Bancorp Inc.[a,b]	612	12,258
MetroCorp Bancshares Inc.[b]	709	6,920
Middleburg Financial Corp.	242	4,622
MidSouth Bancorp Inc.	335	5,203
MidWestOne Financial Group Inc.	306	7,362
Morgan Stanley	70,273	1,716,769
National Bankshares Inc.	314	11,156
National Penn Bancshares Inc.	5,516	56,043
NBT Bancorp Inc.	2,102	44,499
NewBridge Bancorp[a]	1,166	6,984
Northern Trust Corp.	11,041	639,274
Northrim BanCorp Inc.	294	7,112
OFG Bancorp	2,163	39,172
Old National Bancorp	4,813	66,564
OmniAmerican Bancorp Inc.[a]	537	11,830
Pacific Continental Corp.	825	9,735
PacWest Bancorp	1,788	54,802
Palmetto Bancshares Inc.[a]	206	2,678
Park National Corp.[b]	510	35,083
Park Sterling Corp.[a,b]	2,342	13,841
Peapack-Gladstone Financial Corp.	398	6,965
Penns Woods Bancorp Inc.	174	7,284
Peoples Bancorp Inc.	472	9,950
Pinnacle Financial Partners Inc.[a,b]	1,685	43,321
PNC Financial Services Group Inc. (The)[c]	24,433	1,781,654
Popular Inc.[a]	4,772	144,735
Preferred Bank[a,b]	530	8,734
PrivateBancorp Inc.	2,967	62,930
Prosperity Bancshares Inc.	2,782	144,080
Regions Financial Corp.	65,227	621,613
Renasant Corp.	1,121	27,285
Republic Bancorp Inc. Class A	445	9,754
S&T Bancorp Inc.	1,466	28,734
S.Y. Bancorp Inc.	709	17,392
Sandy Spring Bancorp Inc.	1,077	23,285
SCBT Financial Corp.	717	36,130
Seacoast Banking Corp. of Florida[a]	3,242	7,132
Sierra Bancorp	532	7,874
Signature Bank[a]	1,969	163,466
Simmons First National Corp. Class A	774	20,194
Southside Bancshares Inc.[b]	806	19,247
Southwest Bancorp Inc.[a]	882	11,642
State Bank Financial Corp.	1,415	21,267
State Street Corp.	21,048	1,372,540
Stellar One Corp.	1,032	20,279
Sterling Bancorp	1,382	16,059
Sterling Financial Corp.	1,568	37,287
Suffolk Bancorp[a]	435	7,108
Sun Bancorp Inc. (New Jersey)[a,b]	1,681	5,699
SunTrust Banks Inc.	24,929	787,009
Susquehanna Bancshares Inc.	8,656	111,230
SVB Financial Group[a]	2,080	173,306
Synovus Financial Corp.	36,978	107,976
Taylor Capital Group Inc.[a,b]	736	12,431
TCF Financial Corp.	7,562	107,229
Texas Capital Bancshares Inc.[a]	1,882	83,485
Tompkins Financial Corp.	667	30,142
TowneBank	1,232	18,135
TriCo Bancshares	748	15,955
Tristate Capital Holdings Inc.[a]	303	4,166

Security	Shares	Value

TrustCo Bank Corp. NY	4,182	$22,750
Trustmark Corp.	3,100	76,198
U.S. Bancorp	85,360	3,085,764
UMB Financial Corp.	1,509	84,006
Umpqua Holdings Corp.	5,272	79,133
Union First Market Bankshares Corp.	906	18,655
United Bankshares Inc.	1,756	46,446
United Community Banks Inc.[a]	1,843	22,890
Univest Corp. of Pennsylvania	767	14,627
Valley National Bancorp	9,252	87,616
ViewPoint Financial Group	1,844	38,374
Virginia Commerce Bancorp Inc.[a,b]	1,262	17,618
Walker & Dunlop Inc.[a]	760	13,300
Washington Banking Co.	686	9,741
Washington Trust Bancorp Inc.	652	18,595
Webster Financial Corp.	4,165	106,957
Wells Fargo & Co.	222,810	9,195,369
WesBanco Inc.	1,160	30,659
West Bancorporation Inc.	695	8,166
Westamerica Bancorp	1,245	56,884
Western Alliance Bancorp[a,b]	3,443	54,503
Wilshire Bancorp Inc.	2,755	18,238
Wintrust Financial Corp.	1,717	65,727
Yadkin Financial Corp.[a]	664	9,323
Zions Bancorp	8,503	245,567

		58,921,831
BEVERAGES — 0.19%
Beam Inc.	7,425	468,592
Constellation Brands Inc. Class Aa	419	21,838
Craft Brew Alliance Inc.[a,b]	310	2,555
Molson Coors Brewing Co. Class B NVS	6,448	308,601

		801,586
BIOTECHNOLOGY — 0.13%
Alnylam Pharmaceuticals Inc.[a]	153	4,745
Arena Pharmaceuticals Inc.[a,b]	1,007	7,754
Astex Pharmaceuticals Inc.[a]	4,192	17,229
Bio-Rad Laboratories Inc. Class Aa	945	106,029
Cambrex Corp.[a,b]	632	8,829
Celldex Therapeutics Inc.[a]	243	3,793
Charles River Laboratories International Inc.[a]	1,242	50,959
Curis Inc.[a]	1,003	3,200
Cytokinetics Inc.[a]	230	2,661
Dynavax Technologies Corp.[a]	925	1,017
Emergent BioSolutions Inc.[a]	924	13,324
Enzon Pharmaceuticals Inc.	1,897	3,794
Geron Corp.[a]	5,947	8,920
Harvard Bioscience Inc.[a]	968	4,579
ImmunoGen Inc.[a]	1,006	16,690
Immunomedics Inc.[a]	189	1,028
InterMune Inc.[a,b]	267	2,569
Lexicon Pharmaceuticals Inc.[a]	734	1,593
Life Technologies Corp.[a]	2,771	205,082
Momenta Pharmaceuticals Inc.[a]	357	5,376
NPS Pharmaceuticals Inc.[a]	1,653	24,960
Pacific Biosciences of California Inc.[a]	2,074	5,226
Prothena Corp. PLC[a]	548	7,075
Rigel Pharmaceuticals Inc.[a,b]	4,022	13,433
RTI Biologics Inc.[a,b]	2,333	8,772
Spectrum Pharmaceuticals Inc.	2,770	20,664

262

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

June 30, 2013

Security	Shares	Value

Vical Inc.[a]	351	$1,099
XOMA Corp.[a]	584	2,120

		552,520
BUILDING MATERIALS — 0.18%
Apogee Enterprises Inc.	382	9,168
Comfort Systems USA Inc.	1,171	17,471
Fortune Brands Home & Security Inc.	921	35,679
Gibraltar Industries Inc.[a]	1,360	19,802
Griffon Corp.	2,119	23,839
Louisiana-Pacific Corp.[a]	1,775	26,252
LSI Industries Inc.	880	7,119
NCI Building Systems Inc.[a]	153	2,339
Owens Corning[a]	5,440	212,595
Ply Gem Holdings Inc.[a]	76	1,525
Quanex Building Products Corp.	1,870	31,491
Simpson Manufacturing Co. Inc.	1,745	51,338
Texas Industries Inc.[a]	68	4,429
Universal Forest Products Inc.	880	35,130
Vulcan Materials Co.	5,997	290,315

		768,492
CHEMICALS — 1.29%
A. Schulman Inc.	1,308	35,081
Aceto Corp.	915	12,746
Air Products and Chemicals Inc.	9,614	880,354
Albemarle Corp.	2,513	156,535
Ashland Inc.	3,647	304,524
Axiall Corp.	3,221	137,150
Cabot Corp.	2,945	110,202
CF Industries Holdings Inc.	2,736	469,224
Cytec Industries Inc.	1,943	142,325
Dow Chemical Co. (The)	48,509	1,560,534
Huntsman Corp.	8,917	147,665
Innospec Inc.	59	2,371
Intrepid Potash Inc.	2,525	48,101
KMG Chemicals Inc.	70	1,477
Kraton Performance Polymers Inc.[a,b]	1,444	30,613
Kronos Worldwide Inc.[b]	915	14,860
Minerals Technologies Inc.	1,573	65,028
Mosaic Co. (The)	13,848	745,161
Oil-Dri Corp. of America	267	7,334
Olin Corp.	1,294	30,952
OM Group Inc.[a,b]	1,488	46,009
Penford Corp.[a]	371	4,968
PPG Industries Inc.	592	86,675
Quaker Chemical Corp.	489	30,323
Rockwood Holdings Inc.	982	62,877
RPM International Inc.	391	12,489
Sensient Technologies Corp.	2,326	94,133
Sigma-Aldrich Corp.	311	24,992
Stepan Co.	351	19,519
Taminco Corp.[a]	82	1,672
W.R. Grace & Co.[a]	452	37,986
Westlake Chemical Corp.	131	12,630
Zep Inc.	589	9,324
Zoltek Companies Inc.[a,b]	1,241	16,021

		5,361,855

Security	Shares	Value

COAL — 0.16%
Alpha Natural Resources Inc.[a,b]	9,853	$51,630
Arch Coal Inc.	9,494	35,887
Cloud Peak Energy Inc.[a]	2,732	45,023
CONSOL Energy Inc.	10,551	285,932
Hallador Energy Co.	302	2,431
L&L Energy Inc.[a]	1,387	4,965
Peabody Energy Corp.	12,323	180,409
SunCoke Energy Inc.[a]	3,230	45,285
Walter Energy Inc.[b]	1,877	19,521
Westmoreland Coal Co.[a,b]	543	6,098

		677,181
COMMERCIAL SERVICES — 0.86%
Aaron’s Inc.	2,970	83,190
ABM Industries Inc.	2,574	63,089
Acacia Research Corp.	1,619	36,185
ADT Corp. (The)	10,097	402,365
Albany Molecular Research Inc.[a]	1,074	12,748
Apollo Group Inc. Class Aa	4,499	79,722
ARC Document Solutions Inc.[a,b]	1,441	5,764
Ascent Media Corp. Class Aa	568	44,344
AVEO Pharmaceuticals Inc.[a]	2,395	5,988
Booz Allen Hamilton Holding Corp.	82	1,425
Bridgepoint Education Inc.[a]	846	10,304
Brink’s Co. (The)	644	16,428
Career Education Corp.[a,b]	2,417	7,009
CBIZ Inc.[a,b]	1,762	11,823
CDI Corp.	779	11,031
Cenveo Inc.[a,b]	2,442	5,201
Consolidated Graphics Inc.[a,b]	361	16,971
Convergys Corp.	4,805	83,751
CoreLogic Inc.[a]	4,353	100,859
Corinthian Colleges Inc.[a]	3,485	7,806
CRA International Inc.[a,b]	520	9,604
Cross Country Healthcare Inc.[a]	1,241	6,404
Deluxe Corp.	872	30,215
DeVry Inc.	2,933	90,982
Electro Rent Corp.	418	7,018
Ennis Inc.	1,164	20,126
Franklin Covey Co.[a]	177	2,382
FTI Consulting Inc.[a,b]	1,868	61,439
Global Cash Access Inc.[a]	3,056	19,131
Great Lakes Dredge & Dock Corp.	2,345	18,338
Green Dot Corp. Class Aa	1,191	23,760
Hackett Group Inc. (The)	837	4,344
Heidrick & Struggles International Inc.	831	13,894
Huron Consulting Group Inc.[a]	932	43,096
ICF International Inc.[a,b]	895	28,201
Intersections Inc.	596	5,227
Iron Mountain Inc.	786	20,915
KAR Auction Services Inc.	2,193	50,154
Kelly Services Inc. Class A	1,193	20,842
Kforce Inc.	175	2,555
Korn/Ferry International[a]	2,140	40,104
Lender Processing Services Inc.	630	20,381
Lincoln Educational Services Corp.	1,009	5,317
Live Nation Entertainment Inc.[a]	6,509	100,889
Mac-Gray Corp.	523	7,427
Manpowergroup Inc.	3,580	196,184
Matthews International Corp. Class A	664	25,033

263

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

June 30, 2013

Security	Shares	Value

McGrath RentCorp	654	$22,341
McGraw Hill Financial Inc.	6,679	355,256
MoneyGram International Inc.[a,b]	690	15,629
Monster Worldwide Inc.[a,b]	5,556	27,280
Multi-Color Corp.	222	6,735
National Research Corp. Class Aa	274	4,932
Navigant Consulting Inc.[a]	2,305	27,660
Paychex Inc.	1,501	54,817
Pendrell Corp.[a,b]	6,986	18,303
PHH Corp.[a,b]	2,713	55,291
PRGX Global Inc.[a]	1,331	7,307
Quad Graphics Inc.	1,152	27,763
Quanta Services Inc.[a]	7,621	201,652
R.R. Donnelley & Sons Co.[b]	3,836	53,742
Rent-A-Center Inc.	2,649	99,470
Resources Connection Inc.	1,951	22,632
RPX Corp.[a]	1,287	21,622
SAIC Inc.	13,487	187,874
SEI Investments Co.	359	10,206
Service Corp. International	2,139	38,566
Standard Parking Corp.[a]	250	5,365
Steiner Leisure Ltd.[a]	464	24,527
Stewart Enterprises Inc. Class A	314	4,110
Swisher Hygiene Inc.[a]	5,065	4,355
TeleTech Holdings Inc.[a]	322	7,544
TMS International Corp. Class A	348	5,161
Total System Services Inc.	1,689	41,347
Towers Watson & Co. Class A	3,008	246,476
Tree.com Inc.	174	2,982
Universal Technical Institute Inc.	979	10,113
Valassis Communications Inc.[b]	1,792	44,065
Viad Corp.	909	22,289
Weight Watchers International Inc.	566	26,036

		3,583,413
COMPUTERS — 2.60%
Agilysys Inc.[a,b]	587	6,627
Apple Inc.	10,526	4,169,138
Brocade Communications Systems Inc.[a]	20,491	118,028
CACI International Inc. Class Aa,b	1,065	67,617
CIBER Inc.[a,b]	3,277	10,945
Computer Sciences Corp.	6,997	306,259
Cray Inc.[a]	892	17,519
Dell Inc.	57,832	772,057
Diebold Inc.	2,938	98,981
DST Systems Inc.	283	18,488
Electronics For Imaging Inc.[a,b]	992	28,064
EMC Corp.	48,477	1,145,027
Fusion-io Inc.[a]	1,049	14,938
Hewlett-Packard Co.	89,716	2,224,957
Hutchinson Technology Inc.[a]	1,080	5,108
Imation Corp.[a,b]	1,359	5,749
Immersion Corp.[a]	107	1,418
Insight Enterprises Inc.[a]	1,986	35,232
Keyw Holding Corp. (The)[a,b]	1,030	13,647
Lexmark International Inc. Class A	2,970	90,793
Mentor Graphics Corp.	4,401	86,040
Mercury Systems Inc.[a,b]	1,350	12,447
MICROS Systems Inc[a]	3,089	133,290
Quantum Corp.[a,b]	10,081	13,811
RadiSys Corp.[a,b]	1,213	5,835
RealD Inc.[a]	284	3,948

Security	Shares	Value

Riverbed Technology Inc.[a]	415	$6,457
SanDisk Corp.[a]	6,132	374,665
Spansion Inc. Class Aa	2,096	26,242
STEC Inc.[a]	1,593	10,705
Stratasys Ltd.[a,b]	656	54,933
Super Micro Computer Inc.[a]	1,470	15,641
Sykes Enterprises Inc.[a,b]	1,793	28,258
Synopsys Inc.[a]	7,096	253,682
Unisys Corp.[a,b]	1,935	42,705
Vocera Communications Inc.[a,b]	174	2,558
Western Digital Corp.	9,750	605,377

		10,827,186
COSMETICS & PERSONAL CARE — 2.34%
Elizabeth Arden Inc.[a]	152	6,851
Inter Parfums Inc.	213	6,075
Procter & Gamble Co. (The)	126,486	9,738,157
Revlon Inc. Class Aa,b	484	10,677

		9,761,760
DISTRIBUTION & WHOLESALE — 0.18%
Arrow Electronics Inc.[a]	4,858	193,591
Core-Mark Holding Co. Inc.	441	28,003
Genuine Parts Co.	393	30,682
Houston Wire & Cable Co.	520	7,197
Ingram Micro Inc. Class Aa	7,122	135,247
Navarre Corp.[a]	1,848	5,100
Owens & Minor Inc.	2,303	77,910
Rentrak Corp.[a,b]	169	3,392
ScanSource Inc.[a,b]	1,232	39,424
Titan Machinery Inc.[a]	794	15,586
United Stationers Inc.	1,872	62,806
WESCO International Inc.[a,b]	2,036	138,367

		737,305
DIVERSIFIED FINANCIAL SERVICES — 1.96%
Air Lease Corp.	3,235	89,254
Aircastle Ltd.	1,870	29,901
Altisource Residential Corp.[a]	1,157	19,310
Ameriprise Financial Inc.	6,334	512,294
Arlington Asset Investment Corp. Class A	488	13,049
Artisan Partners Asset Management Inc.[a]	341	17,019
BlackRock Inc.[c]	3,899	1,001,458
Calamos Asset Management Inc. Class A	848	8,904
California First National Bancorp[b]	95	1,568
Charles Schwab Corp. (The)	43,777	929,386
CIFC Corp.[a,b]	253	1,910
CME Group Inc.	14,625	1,111,208
Consumer Portfolio Services Inc.[a]	337	2,474
Cowen Group Inc. Class Aa	3,938	11,420
DFC Global Corp.[a]	1,869	25,811
Discover Financial Services	22,633	1,078,236
Doral Financial Corp.[a]	5,693	4,725
E*TRADE Financial Corp.[a]	13,237	167,580
Encore Capital Group Inc.[a]	285	9,436
FBR & Co.[a,b]	404	10,205
Federal Agricultural Mortgage Corp. Class C NVS	434	12,534
Federated Investors Inc. Class B	1,126	30,864
First Marblehead Corp. (The)[a,b]	2,476	2,922
GAIN Capital Holdings Inc.	678	4,278

264

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

June 30, 2013

Security	Shares	Value

Garrison Capital Inc.	277	$4,271
GFI Group Inc.	3,161	12,360
Home Loan Servicing Solutions Ltd.	2,624	62,897
Horizon Technology Finance Corp.	287	3,943
Imperial Holdings Inc.[a]	796	5,453
Interactive Brokers Group Inc. Class A	2,160	34,495
INTL FCStone Inc.[a,b]	592	10,330
Invesco Ltd.	20,520	652,536
Investment Technology Group Inc.[a]	1,689	23,612
Janus Capital Group Inc.	6,886	58,600
JMP Group Inc.	678	4,502
Knight Capital Group Inc. Class Aa,b	8,109	29,111
Legg Mason Inc.	5,129	159,050
LPL Financial Holdings Inc.	562	21,221
Manning & Napier Inc.	612	10,869
Marlin Business Services Corp.	384	8,748
Medley Capital Corp.	1,540	20,913
NASDAQ OMX Group Inc. (The)	5,212	170,902
National Financial Partners Corp.[a]	1,869	47,304
Nelnet Inc. Class A	1,066	38,472
NewStar Financial Inc.[a,b]	1,220	16,250
Nicholas Financial Inc.	435	6,577
NYSE Euronext Inc.	11,214	464,260
Oppenheimer Holdings Inc. Class A	458	8,720
PennyMac Financial Services Inc. Class Aa,c	590	12,549
Piper Jaffray Companies Inc.[a]	905	28,607
Raymond James Financial Inc.	5,626	241,806
Regional Management Corp.[a]	121	3,025
SLM Corp.	20,501	468,653
Stifel Financial Corp.[a]	2,934	104,656
SWS Group Inc.[a,b]	1,348	7,347
TD Ameritrade Holding Corp.	10,673	259,247
Teton Advisors Inc. Class Bb	5	100
Walter Investment Management Corp.[a]	1,716	58,018
WhiteHorse Finance Inc.	322	5,072
ZAIS Financial Corp.	241	4,379

		8,164,601
ELECTRIC — 5.51%
Ameresco Inc. Class Aa,b	902	8,127
AES Corp. (The)	28,653	343,549
ALLETE Inc.	1,842	91,824
Alliant Energy Corp.	5,119	258,100
Ameren Corp.	11,198	385,659
American Electric Power Co. Inc.	22,431	1,004,460
Atlantic Power Corp.	5,639	22,218
Avista Corp.	2,797	75,575
Black Hills Corp.	2,082	101,498
Calpine Corp.[a]	16,118	342,185
Cleco Corp.	2,812	130,561
CMS Energy Corp.	12,314	334,571
Consolidated Edison Inc.	13,517	788,176
Dominion Resources Inc.	26,660	1,514,821
DTE Energy Co.	8,028	537,956
Duke Energy Corp.	32,570	2,198,475
Dynegy Inc.[a]	4,615	104,068
Edison International	15,036	724,134
El Paso Electric Co.	1,906	67,301
Empire District Electric Co. (The)	2,052	45,780
EnerNOC Inc.[a]	728	9,653
Entergy Corp.	8,223	572,979
Exelon Corp.	39,497	1,219,667

Security	Shares	Value

FirstEnergy Corp.	19,301	$720,699
Genie Energy Ltd. Class B	686	6,277
Great Plains Energy Inc.	7,095	159,921
Hawaiian Electric Industries Inc.	4,548	115,110
IDACORP Inc.	2,318	110,708
Integrys Energy Group Inc.	3,652	213,752
MDU Resources Group Inc.	8,714	225,780
MGE Energy Inc.	1,034	56,622
National Fuel Gas Co.	3,407	197,436
NextEra Energy Inc.	19,597	1,596,764
Northeast Utilities	14,520	610,130
NorthWestern Corp.	1,748	69,745
NRG Energy Inc.	14,883	397,376
NV Energy Inc.	10,842	254,353
OGE Energy Corp.	4,576	312,083
Ormat Technologies Inc.[b]	815	19,169
Otter Tail Corp.	1,674	47,542
Pepco Holdings Inc.	11,472	231,276
PG&E Corp.	20,406	933,166
Pike Electric Corp.	740	9,102
Pinnacle West Capital Corp.	5,074	281,455
PNM Resources Inc.	3,742	83,035
Portland General Electric Co.	3,501	107,096
PPL Corp.	27,336	827,187
Public Service Enterprise Group Inc.	23,350	762,611
SCANA Corp.	6,438	316,106
Southern Co. (The)	40,168	1,772,614
TECO Energy Inc.	10,041	172,605
UIL Holdings Corp.	2,368	90,576
Unitil Corp.	633	18,281
UNS Energy Corp.	1,800	80,514
Westar Energy Inc.	5,856	187,158
Wisconsin Energy Corp.	10,555	432,649
Xcel Energy Inc.	22,947	650,318

		22,950,553
ELECTRICAL COMPONENTS & EQUIPMENT — 0.31%
Advanced Energy Industries Inc.[a]	112	1,950
American Superconductor Corp.[a,b]	1,567	4,137
Belden Inc.	224	11,184
Emerson Electric Co.	8,360	455,954
Encore Wire Corp.	836	28,508
Energizer Holdings Inc.	2,872	288,665
EnerSys Inc.	1,495	73,315
General Cable Corp.	2,096	64,452
GrafTech International Ltd.[a,b]	5,258	38,278
Hubbell Inc. Class B	753	74,547
Insteel Industries Inc.	52	911
Littelfuse Inc.	86	6,417
Molex Inc.	6,418	188,304
Powell Industries Inc.[a]	425	21,951
Power-One Inc.[a]	3,017	19,067
Vicor Corp.[a]	735	5,035

		1,282,675
ELECTRONICS — 0.92%
Agilent Technologies Inc.	14,147	604,926
American Science and Engineering Inc.	322	18,032
Analogic Corp.	312	22,723
Avnet Inc.[a]	6,277	210,907
AVX Corp.	2,153	25,298

265

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

June 30, 2013

Security	Shares	Value

Bel Fuse Inc. Class B	473	$6,362
Benchmark Electronics Inc.[a]	2,613	52,521
Brady Corp. Class A	2,195	67,452
Checkpoint Systems Inc.[a]	1,794	25,457
Coherent Inc.	170	9,362
CTS Corp.	1,535	20,937
Electro Scientific Industries Inc.	1,065	11,459
ESCO Technologies Inc.	815	26,390
FARO Technologies Inc.[a]	71	2,401
FLIR Systems Inc.	1,984	53,508
Garmin Ltd.	5,659	204,629
Gentex Corp.	2,816	64,909
GSI Group Inc.[a,b]	1,155	9,286
II-VI Inc.[a,b]	2,356	38,309
Itron Inc.[a]	1,779	75,483
Jabil Circuit Inc.	9,352	190,594
Kemet Corp.[a,b]	2,201	9,046
Measurement Specialties Inc.[a]	80	3,722
Methode Electronics Inc.	751	12,774
Multi-Fineline Electronix Inc.[a]	334	4,947
Newport Corp.[a,b]	1,718	23,932
OSI Systems Inc.[a]	68	4,381
Park Electrochemical Corp.	926	22,233
PerkinElmer Inc.	5,197	168,902
Plexus Corp.[a,b]	1,574	47,047
Rofin-Sinar Technologies Inc.[a]	1,281	31,948
Rogers Corp.[a,b]	511	24,181
Sanmina Corp.[a]	3,885	55,750
Sparton Corp.[a]	472	8,137
Stoneridge Inc.[a]	206	2,398
Tech Data Corp.[a,b]	1,752	82,502
Thermo Fisher Scientific Inc.	16,607	1,405,450
TTM Technologies Inc.[a]	2,379	19,984
Viasystems Group Inc.[a,b]	220	2,537
Vishay Intertechnology Inc.[a,b]	6,197	86,076
Vishay Precision Group Inc.[a,b]	549	8,312
Watts Water Technologies Inc. Class A	1,216	55,133
Zagg Inc.[a]	1,419	7,592
Zygo Corp.[a]	863	13,644

		3,841,573
ENERGY — ALTERNATE SOURCES — 0.01%
FutureFuel Corp.	864	12,243
Green Plains Renewable Energy Inc.[a,b]	1,126	14,998
Renewable Energy Group Inc.[a,b]	774	11,014
REX American Resources Corp.[a]	224	6,445

		44,700
ENGINEERING & CONSTRUCTION — 0.36%
AECOM Technology Corp.[a]	4,301	136,729
Aegion Corp.[a,b]	1,507	33,922
Argan Inc.	645	10,062
Dycom Industries Inc.[a]	960	22,214
EMCOR Group Inc.	3,097	125,893
Engility Holdings Inc.[a,b]	730	20,747
Fluor Corp.	3,014	178,760
Granite Construction Inc.	1,857	55,264
Jacobs Engineering Group Inc.[a]	6,036	332,765
KBR Inc.	6,832	222,040
Layne Christensen Co.[a,b]	880	17,169
McDermott International Inc.[a,b]	11,001	89,988

Security	Shares	Value

Michael Baker Corp.	374	$10,139
MYR Group Inc.[a]	968	18,828
Orion Marine Group Inc.[a]	1,208	14,605
Sterling Construction Co. Inc.[a]	731	6,623
Tutor Perini Corp.[a,b]	1,601	28,962
URS Corp.	3,503	165,412
VSE Corp.	183	7,516

		1,497,638

ENTERTAINMENT — 0.12%
Carmike Cinemas Inc.[a,b]	543	10,512
Dolby Laboratories Inc. Class A	1,250	41,813
DreamWorks Animation SKG Inc. Class Aa	3,405	87,372
International Speedway Corp. Class A	1,234	38,834
Isle of Capri Casinos Inc.[a,b]	956	7,170
Marriott Vacations Worldwide Corp.[a]	1,345	58,158
National CineMedia Inc.	1,912	32,294
Penn National Gaming Inc.[a,b]	3,135	165,716
Pinnacle Entertainment Inc.[a]	199	3,914
Reading International Inc. Class Aa	760	4,834
Regal Entertainment Group Class A	2,956	52,912
Scientific Games Corp. Class Aa	555	6,244
Speedway Motorsports Inc.	528	9,187

		518,960
ENVIRONMENTAL CONTROL — 0.36%
Casella Waste Systems Inc. Class Aa	168	724
Covanta Holding Corp.	4,894	97,978
Darling International Inc.[a]	3,993	74,509
Energy Recovery Inc.[a,b]	2,047	8,454
GSE Holding Inc.[a]	369	2,137
Met-Pro Corp.	614	8,252
Nuverra Environmental Solutions Inc.[a,b]	5,596	16,228
Republic Services Inc.	12,478	423,503
Tetra Tech Inc.[a]	2,766	65,029
TRC Companies Inc.[a]	747	5,229
Waste Connections Inc.	319	13,124
Waste Management Inc.	19,829	799,704

		1,514,871
FOOD — 1.26%
Boulder Brands Inc.[a,b]	146	1,759
Cal-Maine Foods Inc.	87	4,046
Campbell Soup Co.	2,760	123,620
Chiquita Brands International Inc.[a,b]	2,032	22,190
ConAgra Foods Inc.	1,443	50,404
Dean Foods Co.[a]	8,609	86,262
Diamond Foods Inc.[a,b]	991	20,563
Dole Food Co. Inc.[a]	2,370	30,218
Fairway Group Holdings Corp.[a]	424	10,248
Fresh Del Monte Produce Inc.	1,702	47,452
Harris Teeter Supermarkets Inc.	2,023	94,798
Ingles Markets Inc. Class A	562	14,191
Ingredion Inc.	3,139	205,981
J.M. Smucker Co. (The)	4,302	443,751
John B. Sanfilippo & Son Inc.	363	7,318
Kellogg Co.	935	60,055
Mondelez International Inc. Class A	82,352	2,349,503
Nash-Finch Co.	541	11,907
Pinnacle Foods Inc.	654	15,794

266

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

June 30, 2013

Security	Shares	Value

Post Holdings Inc.[a]	1,508	$65,839
Safeway Inc.	10,255	242,633
Seaboard Corp.	13	35,204
Seneca Foods Corp. Class Aa,b	348	10,677
Smithfield Foods Inc.[a,b]	6,374	208,749
Snyders-Lance Inc.	1,863	52,928
Spartan Stores Inc.	923	17,020
SUPERVALU Inc.	2,296	14,281
Sysco Corp.	17,913	611,908
Tootsie Roll Industries Inc.	87	2,765
TreeHouse Foods Inc.[a]	586	38,407
Tyson Foods Inc. Class A	12,925	331,914
Village Super Market Inc. Class A	102	3,375
Weis Markets Inc.	500	22,535

		5,258,295
FOREST PRODUCTS & PAPER — 0.17%
Boise Inc.	4,497	38,404
Buckeye Technologies Inc.	1,793	66,413
Clearwater Paper Corp.[a]	214	10,071
Domtar Corp.	1,524	101,346
International Paper Co.	2,874	127,347
MeadWestvaco Corp.	8,166	278,542
Neenah Paper Inc.	660	20,968
Orchids Paper Products Co.	140	3,675
P.H. Glatfelter Co.	214	5,371
Resolute Forest Products Inc.[a]	3,222	42,434
Schweitzer-Mauduit International Inc.	365	18,206
Wausau Paper Corp.	94	1,072

		713,849
GAS — 0.80%
AGL Resources Inc.	5,454	233,758
Atmos Energy Corp.	4,179	171,590
CenterPoint Energy Inc.	19,777	464,562
Chesapeake Utilities Corp.	428	22,038
Delta Natural Gas Co. Inc.	307	6,524
Laclede Group Inc. (The)	1,522	69,494
New Jersey Resources Corp.	1,945	80,776
NiSource Inc.	14,400	412,416
Northwest Natural Gas Co.	1,290	54,799
Piedmont Natural Gas Co.	3,485	117,584
Questar Corp.	7,037	167,832
Sempra Energy	11,241	919,064
South Jersey Industries Inc.	1,182	67,859
Southwest Gas Corp.	2,140	100,131
UGI Corp.	5,254	205,484
Vectren Corp.	3,797	128,452
WGL Holdings Inc.	2,386	103,123

		3,325,486
HAND & MACHINE TOOLS — 0.25%
Franklin Electric Co. Inc.	136	4,576
Hardinge Inc.	529	7,819
Kennametal Inc.	3,680	142,894
Regal Beloit Corp.	2,076	134,608
Snap-on Inc.	2,385	213,171
Stanley Black & Decker Inc.	6,815	526,800

		1,029,868

Security	Shares	Value

HEALTH CARE — PRODUCTS — 1.80%
Affymetrix Inc.[a,b]	3,160	$14,030
Alere Inc.[a]	3,751	91,899
Alphatec Holdings Inc.[a,b]	2,412	4,945
AngioDynamics Inc.[a,b]	1,132	12,769
ArthroCare Corp.[a]	218	7,528
Boston Scientific Corp.[a]	62,260	577,150
CareFusion Corp.[a]	10,144	373,806
Chindex International Inc.[a]	525	8,516
CONMED Corp.	1,267	39,581
Cooper Companies Inc. (The)	577	68,692
Covidien PLC	21,712	1,364,382
CryoLife Inc.	1,169	7,318
Cutera Inc.[a]	677	5,958
Cynosure Inc. Class Aa	619	16,082
Exactech Inc.[a]	300	5,925
Greatbatch Inc.[a,b]	1,043	34,200
Hanger Inc.[a,b]	907	28,688
Hill-Rom Holdings Inc.	2,780	93,630
Hologic Inc.[a]	8,787	169,589
Hospira Inc.[a]	7,637	292,573
ICU Medical Inc.[a]	54	3,891
Integra LifeSciences Holdings Corp.[a,b]	376	13,773
Invacare Corp.	1,429	20,520
Medical Action Industries Inc.[a]	404	3,111
Medtronic Inc.	46,889	2,413,377
Merit Medical Systems Inc.[a,b]	2,145	23,917
Natus Medical Inc.[a]	468	6,388
Navidea Biopharmaceuticals Inc.[a]	822	2,195
NuVasive Inc.[a,b]	1,621	40,185
OraSure Technologies Inc.[a]	2,563	9,944
Orthofix International NVa	898	24,156
PhotoMedex Inc.[a]	444	7,077
QIAGEN NVa	10,800	215,028
Rockwell Medical Technologies Inc.[a]	1,520	5,487
Solta Medical Inc.[a,b]	2,711	6,181
St. Jude Medical Inc.	4,760	217,199
Staar Surgical Co.[a]	114	1,157
Stryker Corp.	6,402	414,081
Symmetry Medical Inc.[a]	1,721	14,491
TECHNE Corp.	909	62,794
Teleflex Inc.	1,897	146,999
Tornier NVa	1,200	21,000
Wright Medical Group Inc.[a]	1,903	49,878
Zimmer Holdings Inc.	7,335	549,685

		7,489,775
HEALTH CARE — SERVICES — 2.01%
Addus HomeCare Corp.[a]	225	4,442
Aetna Inc.	12,813	814,138
Alliance HealthCare Services Inc.[a]	140	2,190
Almost Family Inc.	368	6,992
Amedisys Inc.[a,b]	1,317	15,304
AmSurg Corp.[a]	1,072	37,627
Assisted Living Concepts Inc. Class A	880	10,525
Cigna Corp.	12,404	899,166
Community Health Systems Inc.	4,056	190,145
Ensign Group Inc. (The)	45	1,585
Five Star Quality Care Inc.[a,b]	1,667	9,352
HCA Holdings Inc.	11,448	412,815
Health Net Inc.[a]	3,716	118,243

267

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

June 30, 2013

Security	Shares	Value

HealthSouth Corp.[a,b]	668	$19,238
Healthways Inc.[a]	543	9,437
Humana Inc.	7,269	613,358
Kindred Healthcare Inc.[a,b]	2,638	34,637
LHC Group Inc.[a,b]	670	13,119
LifePoint Hospitals Inc.[a,b]	2,174	106,178
Magellan Health Services Inc.[a]	1,249	70,044
MEDNAX Inc.[a]	816	74,729
National Healthcare Corp.	458	21,892
Quest Diagnostics Inc.	6,812	413,012
Select Medical Holdings Corp.	2,245	18,409
Skilled Healthcare Group Inc. Class Aa	58	388
Triple-S Management Corp. Class Ba,b	1,069	22,951
UnitedHealth Group Inc.	47,073	3,082,340
Universal American Corp.	1,683	14,962
Universal Health Services Inc. Class B	1,369	91,668
USMD Holdings Inc.[a]	50	1,480
Vanguard Health Systems Inc.[a]	183	3,795
WellCare Health Plans Inc.[a]	2,006	111,433
WellPoint Inc.	13,862	1,134,466

		8,380,060

HOLDING COMPANIES — DIVERSIFIED — 0.35%
American Capital Ltd.[a]	13,988	177,228
Apollo Investment Corp.	10,242	79,273
Ares Capital Corp.	12,370	212,764
BlackRock Kelso Capital Corp.[c]	3,299	30,879
Capital Southwest Corp.	162	22,328
Fifth Street Finance Corp.	5,434	56,785
Gladstone Capital Corp.	940	7,680
Gladstone Investment Corp.	1,335	9,812
Golub Capital BDC Inc.	1,599	27,982
Harbinger Group Inc.[a]	1,847	13,926
Horizon Pharma Inc.[a]	445	1,095
KCAP Financial Inc.	1,461	16,451
Leucadia National Corp.	11,810	309,658
Main Street Capital Corp.	1,500	41,535
MCG Capital Corp.	3,445	17,948
Medallion Financial Corp.	848	11,796
MVC Capital Inc.	1,073	13,509
National Bank Holdings Corp. Class A	2,412	47,516
New Mountain Finance Corp.	1,540	21,806
NGP Capital Resources Co.	968	5,934
PennantPark Floating Rate Capital Ltd.	475	6,717
PennantPark Investment Corp.	3,020	33,371
Prospect Capital Corp.	11,226	121,241
Resource America Inc. Class A	546	4,641
Solar Capital Ltd.	2,001	46,203
Solar Senior Capital Ltd.	448	8,248
Stellus Capital Investment Corp.	612	9,211
TCP Capital Corp.	1,199	20,107
THL Credit Inc.	1,214	18,441
TICC Capital Corp.	2,217	21,328
Triangle Capital Corp.	1,224	33,672

		1,449,085

HOME BUILDERS — 0.24%
Beazer Homes USA Inc.[a,b]	508	8,900
Cavco Industries Inc.[a]	25	1,261
D.R. Horton Inc.	13,014	276,938
Hovnanian Enterprises Inc. Class Aa,b	1,541	8,645

Security	Shares	Value

Lennar Corp. Class A	7,630	$274,985
M.D.C. Holdings Inc.	1,439	46,782
M/I Homes Inc.[a]	801	18,391
Meritage Homes Corp.[a]	292	12,661
NVR Inc.[a]	38	35,036
Standard-Pacific Corp.[a,b]	6,840	56,977
Taylor Morrison Home Corp. Class Aa	176	4,291
Toll Brothers Inc.[a]	7,807	254,743
TRI Pointe Homes Inc.[a,b]	633	10,495

		1,010,105

HOME FURNISHINGS — 0.17%
Bassett Furniture Industries Inc.	513	7,967
Daktronics Inc.	1,242	12,743
Ethan Allen Interiors Inc.	146	4,205
Flexsteel Industries	208	5,071
Harman International Industries Inc.	3,145	170,459
Hooker Furniture Corp.[b]	484	7,870
Kimball International Inc. Class B	1,412	13,711
La-Z-Boy Inc.	1,827	37,033
Select Comfort Corp.[a]	154	3,859
Skullcandy Inc.[a]	832	4,543
TiVo Inc.[a]	3,165	34,973
Universal Electronics Inc.[a,b]	675	18,988
VOXX International Corp.[a,b]	837	10,270
Whirlpool Corp.	3,398	388,595

		720,287

HOUSEHOLD PRODUCTS & WARES — 0.15%
A.T. Cross Co. Class Aa	44	746
ACCO Brands Corp.[a,b]	5,240	33,326
American Greetings Corp. Class A	1,468	26,747
Avery Dennison Corp.	3,139	134,224
Central Garden & Pet Co. Class Aa,b	1,460	10,074
Clorox Co. (The)	996	82,807
CSS Industries Inc.	444	11,069
Helen of Troy Ltd.[a,b]	1,437	55,138
Kimberly-Clark Corp.	2,911	282,774

		636,905

HOUSEWARES — 0.04%
Lifetime Brands Inc.	424	5,758
Newell Rubbermaid Inc.	5,605	147,131

		152,889

INSURANCE — 7.61%
ACE Ltd.	15,699	1,404,746
Aflac Inc.	21,516	1,250,510
Alleghany Corp.[a]	776	297,449
Allied World Assurance Co. Holdings Ltd.	1,068	97,733
Allstate Corp. (The)	21,628	1,040,739
Ambac Financial Group Inc.[a]	1,647	39,248
American Equity Investment Life Holding Co.	2,730	42,861
American Financial Group Inc.	3,099	151,572
American International Group Inc.[a]	68,133	3,045,545
American National Insurance Co.	328	32,626
American Safety Insurance Holdings Ltd.[a,b]	366	10,596
Amerisafe Inc.	823	26,657
AmTrust Financial Services Inc.[b]	251	8,961

268

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

June 30, 2013

Security	Shares	Value

Aon PLC	3,267	$210,231
Arch Capital Group Ltd.[a]	5,755	295,865
Argo Group International Holdings Ltd.[b]	835	35,396
Aspen Insurance Holdings Ltd.[b]	3,094	114,756
Assurant Inc.	3,631	184,854
Assured Guaranty Ltd.	7,730	170,524
Axis Capital Holdings Ltd.[b]	4,099	187,652
Baldwin & Lyons Inc. Class B	374	9,081
Berkshire Hathaway Inc. Class Ba	83,053	9,295,292
Brown & Brown Inc.	2,949	95,076
Chubb Corp. (The)	10,251	867,747
Cincinnati Financial Corp.	7,543	346,224
Citizens Inc.[a,b]	1,836	10,979
CNA Financial Corp.	1,184	38,622
CNO Financial Group Inc.	10,253	132,879
Crawford & Co. Class B	1,195	6,716
Donegal Group Inc. Class A	348	4,862
Eastern Insurance Holdings Inc.	301	5,644
EMC Insurance Group Inc.	214	5,620
Employers Holdings Inc.	430	10,513
Endurance Specialty Holdings Ltd.	1,310	67,399
Enstar Group Ltd.[a,b]	285	37,899
Everest Re Group Ltd.	2,306	295,768
FBL Financial Group Inc. Class A	436	18,970
Fidelity National Financial Inc. Class A	10,504	250,100
First American Financial Corp.	4,993	110,046
Fortegra Financial Corp.[a,b]	272	1,869
Genworth Financial Inc. Class Aa	22,630	258,208
Global Indemnity PLC[a]	514	12,105
Greenlight Capital Re Ltd. Class Aa,b	902	22,126
Hallmark Financial Services Inc.[a,b]	605	5,530
Hanover Insurance Group Inc. (The)	1,450	70,948
Hartford Financial Services Group Inc. (The)	21,039	650,526
HCC Insurance Holdings Inc.	4,587	197,746
Hilltop Holdings Inc.[a]	2,864	46,970
Horace Mann Educators Corp.	1,792	43,689
Independence Holding Co.	366	4,326
Infinity Property and Casualty Corp.	270	16,135
ING U.S. Inc.[a]	3,460	93,628
Investors Title Co.	59	4,185
Kansas City Life Insurance Co.	196	7,501
Kemper Corp.	2,201	75,384
Lincoln National Corp.	12,389	451,827
Loews Corp.	13,039	578,932
Maiden Holdings Ltd.	2,261	25,368
Markel Corp.[a]	636	335,140
Marsh & McLennan Companies Inc.	8,447	337,204
MBIA Inc.[a]	6,616	88,059
Meadowbrook Insurance Group Inc.	2,096	16,831
Mercury General Corp.	1,223	53,763
MetLife Inc.	41,260	1,888,058
MGIC Investment Corp.[a,b]	6,733	40,869
Montpelier Re Holdings Ltd.[b]	2,135	53,396
National Interstate Corp.	281	8,219
National Western Life Insurance Co. Class A	98	18,605
Navigators Group Inc. (The)[a]	478	27,265
Old Republic International Corp.	11,979	154,170
OneBeacon Insurance Group Ltd. Class Ab	992	14,364
PartnerRe Ltd.	2,661	240,980
Phoenix Companies Inc. (The)[a]	259	11,137
Platinum Underwriters Holdings Ltd.	1,439	82,340
Primerica Inc.	2,630	98,467
Principal Financial Group Inc.	13,489	505,163

Security	Shares	Value

ProAssurance Corp.	2,853	$148,812
Progressive Corp. (The)	5,456	138,692
Protective Life Corp.	3,622	139,121
Prudential Financial Inc.	13,191	963,339
Radian Group Inc.	5,800	67,396
Reinsurance Group of America Inc.	3,342	230,966
RenaissanceRe Holdings Ltd.	2,054	178,267
RLI Corp.	997	76,181
Safety Insurance Group Inc.	563	27,311
Selective Insurance Group Inc.	2,417	55,639
StanCorp Financial Group Inc.	2,064	101,982
State Auto Financial Corp.	804	14,609
Stewart Information Services Corp.	1,041	27,264
Symetra Financial Corp.	3,760	60,122
Torchmark Corp.	4,268	278,018
Tower Group International Ltd.	2,452	50,291
Travelers Companies Inc. (The)	12,681	1,013,465
United Fire Group Inc.	883	21,925
Universal Insurance Holdings Inc.	1,393	9,862
Unum Group	12,314	361,662
Validus Holdings Ltd.	4,402	159,000
W.R. Berkley Corp.	5,023	205,240
White Mountains Insurance Group Ltd.	285	163,858
XL Group PLC	13,432	407,258

		31,699,271

INTERNET — 0.57%
1-800-FLOWERS.COM Inc.[a,b]	268	1,659
Active Network Inc. (The)[a]	2,491	18,857
Angie’s List Inc.[a]	848	22,514
AOL Inc.	3,574	130,380
Bankrate Inc.[a]	2,134	30,644
Bazaarvoice Inc.[a]	987	9,298
Blucora Inc.[a,b]	698	12,941
Boingo Wireless Inc.[a]	856	5,316
CyrusOne Inc.	904	18,749
Dealertrack Technologies Inc.[a,b]	200	7,086
ePlus Inc.	163	9,762
Global Sources Ltd.[a,b]	733	4,918
ICG Group Inc.[a]	1,545	17,613
Internap Network Services Corp.[a,b]	2,473	20,452
IntraLinks Holdings Inc.[a]	1,649	11,972
Keynote Systems Inc.	703	13,891
Liberty Interactive Corp. Series Aa	22,465	516,920
Limelight Networks Inc.[a,b]	2,716	6,111
magicJack VocalTec Ltd.[a,b]	213	3,022
ModusLink Global Solutions Inc.[a]	2,052	6,525
PCTEL Inc.	836	7,089
Perficient Inc.[a]	1,343	17,916
QuinStreet Inc.[a,b]	1,465	12,643
RealNetworks Inc.[a]	971	7,341
Responsys Inc.[a]	129	1,846
Safeguard Scientifics Inc.[a,b]	924	14,830
Shutterstock Inc.[a,b]	106	5,913
Symantec Corp.	8,745	196,500
TechTarget Inc.[a,b]	701	3,133
TeleCommunication Systems Inc.[a]	2,195	5,114
Towerstream Corp.[a]	711	1,813
United Online Inc.	4,515	34,224
Unwired Planet Inc.[a,b]	193	376
Vasco Data Security International Inc.[a,b]	699	5,809
Vocus Inc.[a]	789	8,300

269

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

June 30, 2013

Security	Shares	Value

Yahoo! Inc.[a]	43,797	$1,099,743
Zynga Inc. Class Aa	26,918	74,832
		2,366,052
IRON & STEEL — 0.39%
AK Steel Holding Corp.[b]	6,690	20,338
Allegheny Technologies Inc.	4,982	131,076
Carpenter Technology Corp.	2,136	96,269
Cliffs Natural Resources Inc.[b]	7,108	115,505
Commercial Metals Co.	5,442	80,378
Nucor Corp.	14,666	635,331
Reliance Steel & Aluminum Co.	3,539	232,017
Schnitzer Steel Industries Inc. Class A	1,132	26,466
Shiloh Industries Inc.	240	2,506
Steel Dynamics Inc.	10,171	151,650
United States Steel Corp.[b]	6,666	116,855
Universal Stainless & Alloy Products Inc.[a,b]	317	9,345
		1,617,736
LEISURE TIME — 0.26%
Black Diamond Inc.[a,b]	1,041	9,785
Brunswick Corp.	225	7,189
Callaway Golf Co.	3,491	22,971
Carnival Corp.	19,278	661,043
Johnson Outdoors Inc. Class Aa,b	299	7,445
Life Time Fitness Inc.[a]	940	47,103
Norwegian Cruise Line Holdings Ltd.[a]	79	2,395
Royal Caribbean Cruises Ltd.	7,538	251,317
Town Sports International Holdings Inc.	1,108	11,933
WMS Industries Inc.[a]	2,455	62,627
		1,083,808
LODGING — 0.20%
Ameristar Casinos Inc.	200	5,258
Caesars Entertainment Corp.[a,b]	171	2,343
Choice Hotels International Inc.	1,210	48,025
Hyatt Hotels Corp. Class Aa,b	2,025	81,729
Marcus Corp.	926	11,779
Marriott International Inc. Class A	1,257	50,745
MGM Resorts International [a]	17,155	253,551
Monarch Casino & Resort Inc.[a]	398	6,710
Morgans Hotel Group Co.[a,b]	625	5,037
Orient-Express Hotels Ltd. Class Aa,b	4,421	53,759
Starwood Hotels & Resorts Worldwide Inc.	5,163	326,250
		845,186
MACHINERY — 0.88%
AGCO Corp.	4,491	225,403
Alamo Group Inc.	291	11,879
Albany International Corp. Class A	1,094	36,080
Applied Industrial Technologies Inc.	151	7,298
Astec Industries Inc.	892	30,587
Babcock & Wilcox Co. (The)	1,605	48,198
Briggs & Stratton Corp.	2,176	43,085
Caterpillar Inc.	24,859	2,050,619
CNH Global NV	1,406	58,574
Columbus McKinnon Corp.[a,b]	866	18,463
Cummins Inc.	1,576	170,933
ExOne Co. (The)[a,b]	39	2,407

Security	Shares	Value

Flow International Corp.[a,b]	1,716	$6,332
Gardner Denver Inc.	2,288	172,012
Gerber Scientific Inc. Escrow[a,d]	1,091	11
Global Power Equipment Group Inc.	770	12,412
Gorman-Rupp Co. (The)	198	6,304
Hurco Companies Inc.	289	8,315
IDEX Corp.	258	13,883
Joy Global Inc.	4,904	237,991
Kadant Inc.	526	15,869
NACCO Industries Inc. Class A	244	13,976
Tecumseh Products Co. Class Aa	853	9,323
Terex Corp.[a,b]	5,089	133,841
Twin Disc Inc.	384	9,101
Xylem Inc.	8,030	216,328
Zebra Technologies Corp. Class Aa	2,141	93,005
		3,652,229
MANUFACTURING — 4.42%
3M Co.	4,905	536,362
A.O. Smith Corp.	2,042	74,084
Actuant Corp. Class A	3,378	111,373
American Railcar Industries Inc.	436	14,610
AptarGroup Inc.	920	50,793
Barnes Group Inc.	2,424	72,696
Carlisle Companies Inc.	2,785	173,533
Chase Corp.	287	6,417
Crane Co.	172	10,306
Danaher Corp.	22,018	1,393,739
Donaldson Co. Inc.	528	18,829
Dover Corp.	2,069	160,679
Eaton Corp. PLC	21,833	1,436,830
EnPro Industries Inc. [a,b]	521	26,446
Fabrinet[a,b]	1,308	18,312
FreightCar America Inc.	546	9,277
General Electric Co.	477,193	11,066,106
Handy & Harman Ltd.[a]	22	393
Harsco Corp.	3,597	83,414
Illinois Tool Works Inc.	10,947	757,204
Ingersoll-Rand PLC	3,973	220,581
Leggett & Platt Inc.	6,595	205,039
LSB Industries Inc.[a]	361	10,978
Lydall Inc.[a,b]	769	11,227
Movado Group Inc.	830	28,079
Myers Industries Inc.	1,128	16,931
NL Industries Inc.	300	3,390
Parker Hannifin Corp.	6,888	657,115
Pentair Ltd. Registered	9,429	543,959
PMFG Inc.[a]	933	6,456
SPX Corp.	2,159	155,405
Standex International Corp.	452	23,843
Textron Inc.	12,823	334,039
Tredegar Corp.	719	18,478
Trinity Industries Inc.	3,692	141,921
		18,398,844
MEDIA — 2.54%
A.H. Belo Corp. Class A	872	5,982
Beasley Broadcast Group Inc. Class A	297	2,489
Belo Corp. Class A	3,213	44,821
CBS Corp. Class B NVS	2,379	116,262
Central European Media Enterprises Ltd. Class Aa,b	3,533	11,694

270

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

June 30, 2013

Security	Shares	Value

Comcast Corp. Class A	9,203	$385,422
Courier Corp.	460	6,569
Crown Media Holdings Inc. Class Aa,b	1,260	3,112
Cumulus Media Inc. Class Aa	778	2,637
Daily Journal Corp.[a]	49	5,537
Demand Media Inc.[a]	1,670	10,020
Dex Media Inc.[a]	791	13,898
Digital Generation Inc.[a,b]	1,234	9,094
E.W. Scripps Co. (The) Class Aa,b	1,353	21,080
Entercom Communications Corp. Class Aa,b	1,081	10,205
Gannett Co. Inc.	10,493	256,659
Gray Television Inc.[a]	2,165	15,588
John Wiley & Sons Inc. Class A	2,099	84,149
Journal Communications Inc. Class Aa,b	1,931	14,463
Liberty Global PLC Series Aa	2,570	190,386
Liberty Media Corp.[a]	4,659	590,575
Lin TV Corp. Class Aa,b	500	7,650
Martha Stewart Living Omnimedia Inc. Class Aa	1,217	2,933
McClatchy Co. (The) Class Aa	561	1,279
Media General Inc. Class Aa	904	9,971
Meredith Corp.	1,614	76,988
New York Times Co. (The) Class Aa,b	6,080	67,245
News Corp. Class A NVS	24,120	786,312
Nielsen Holdings NV	8,629	289,848
Saga Communications Inc. Class A	215	9,871
Salem Communications Corp. Class A	464	3,475
Scholastic Corp.	1,155	33,830
Sirius XM Radio Inc.	75,159	251,783
Starz Class Aa,b	611	13,503
Thomson Reuters Corp.	17,229	561,148
Time Warner Inc.	43,020	2,487,416
Walt Disney Co. (The)	64,662	4,083,405
Washington Post Co. (The) Class B	199	96,270
World Wrestling Entertainment Inc. Class A	1,189	12,259

		10,595,828
METAL FABRICATE & HARDWARE — 0.11%
A.M. Castle & Co.[a,b]	748	11,788
Ampco-Pittsburgh Corp.	348	6,532
CIRCOR International Inc.	728	37,026
Dynamic Materials Corp.	631	10,418
Furmanite Corp.[a,b]	651	4,355
Global Brass & Copper Holdings Inc.[a]	289	3,826
Haynes International Inc.	569	27,238
Kaydon Corp.	1,432	39,452
L.B. Foster Co. Class A	427	18,434
NN Inc.	767	8,751
Northwest Pipe Co.[a,b]	424	11,830
Olympic Steel Inc.	424	10,388
RTI International Metals Inc.[a,b]	1,504	41,676
Timken Co. (The)	3,985	224,276

		455,990
MINING — 0.70%
Alcoa Inc.	49,352	385,933
Allied Nevada Gold Corp.[a]	4,794	31,065
AMCOL International Corp.	792	25,098
Century Aluminum Co.[a,b]	2,305	21,390
Coeur Mining Inc.[a]	2,774	36,894
Freeport-McMoRan Copper & Gold Inc.	47,733	1,317,908
General Moly Inc.[a,b]	2,564	4,795

Security	Shares	Value

Globe Specialty Metals Inc.	2,934	$31,893
Hecla Mining Co.	12,761	38,028
Horsehead Holding Corp.[a,b]	2,054	26,312
Kaiser Aluminum Corp.	859	53,206
Materion Corp.	449	12,163
Molycorp Inc.[a,b]	5,723	35,483
Newmont Mining Corp.	22,720	680,464
Noranda Aluminium Holding Corp.	1,556	5,026
Royal Gold Inc.	2,211	93,039
Stillwater Mining Co.[a,b]	5,577	59,897
Tahoe Resources Inc.[a]	3,422	48,421
United States Lime & Minerals Inc.[a]	4	209
Ur-Energy Inc.	4,475	5,997

		2,913,221
OFFICE & BUSINESS EQUIPMENT — 0.14%
Pitney Bowes Inc.	5,263	77,261
Xerox Corp.	56,667	513,970

		591,231
OFFICE FURNISHINGS — 0.02%
CompX International Inc.	48	670
HNI Corp.	107	3,859
Knoll Inc.	661	9,393
Steelcase Inc. Class A	3,448	50,272

		64,194
OIL & GAS — 12.73%
Adams Resources & Energy Inc.	93	6,407
Alon USA Energy Inc.	1,074	15,530
Anadarko Petroleum Corp.	21,870	1,879,289
Apache Corp.	18,084	1,515,982
Apco Oil and Gas International Inc.[a]	355	4,093
Approach Resources Inc.[a]	710	17,445
Atwood Oceanics Inc.[a,b]	2,153	112,064
Berry Petroleum Co. Class A	1,653	69,955
Bill Barrett Corp.[a,b]	1,598	32,312
BPZ Resources Inc.[a]	5,645	10,105
Callon Petroleum Co.[a,b]	1,775	5,982
Carrizo Oil & Gas Inc.[a]	245	6,941
Chesapeake Energy Corp.	26,739	544,941
Chevron Corp.	89,461	10,586,815
Cimarex Energy Co.	3,990	259,310
Clayton Williams Energy Inc.[a,b]	238	10,353
Cobalt International Energy Inc.[a]	1,055	28,031
Comstock Resources Inc.	2,128	33,473
ConocoPhillips	56,425	3,413,712
Contango Oil & Gas Co.	487	16,436
Crimson Exploration Inc.[a]	977	2,755
Delek US Holdings Inc.	591	17,009
Denbury Resources Inc.[a]	17,221	298,268
Devon Energy Corp.	18,737	972,076
Diamond Offshore Drilling Inc.	3,177	218,546
Emerald Oil Inc.[a]	1,687	11,573
Endeavour International Corp.[a,b]	2,174	8,348
Energen Corp.	3,333	174,183
Energy XXI (Bermuda) Ltd.	3,663	81,245
EOG Resources Inc.	804	105,871
EPL Oil & Gas Inc.[a]	932	27,363
EQT Corp.	590	46,828

271

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

June 30, 2013

Security	Shares	Value

Equal Energy Ltd.	1,643	$6,638
EXCO Resources Inc.	3,050	23,302
Exxon Mobil Corp.	205,199	18,539,730
Forest Oil Corp.[a]	5,268	21,546
Gulfport Energy Corp.[a]	661	31,113
Halcon Resources Corp.[a,b]	9,551	54,154
Helmerich & Payne Inc.	4,378	273,406
Hercules Offshore Inc.[a]	7,094	49,942
Hess Corp.	14,160	941,498
HollyFrontier Corp.	9,381	401,319
Laredo Petroleum Holdings Inc.[a]	269	5,531
Magnum Hunter Resources Corp.[a,b]	5,442	19,863
Marathon Oil Corp.	32,712	1,131,181
Marathon Petroleum Corp.	14,989	1,065,118
Matador Resources Co.[a]	2,286	27,386
Midstates Petroleum Co. Inc.[a,b]	1,532	8,288
Miller Energy Resources Inc.[a]	1,388	5,552
Murphy Oil Corp.	8,828	537,537
Nabors Industries Ltd.	13,597	208,170
Newfield Exploration Co.[a]	6,251	149,336
Noble Energy Inc.	14,449	867,518
Northern Oil and Gas Inc.[a]	2,944	39,273
Occidental Petroleum Corp.	37,180	3,317,571
Parker Drilling Co.[a,b]	5,219	25,991
Patterson-UTI Energy Inc.	6,779	131,208
PBF Energy Inc.	1,088	28,179
PDC Energy Inc.[a]	1,368	70,425
Penn Virginia Corp.	3,022	14,203
PetroCorp Inc. Escrow[a,d]	190	—
PetroQuest Energy Inc.[a]	176	697
Phillips 66	28,577	1,683,471
Pioneer Natural Resources Co.	1,651	238,982
QEP Resources Inc.	7,437	206,600
Quicksilver Resources Inc.[a,b]	5,392	9,059
Resolute Energy Corp.[a]	2,969	23,693
Rowan Companies PLC Class Aa	5,732	195,289
Sanchez Energy Corp.[a]	1,227	28,172
SandRidge Energy Inc.[a,b]	22,813	108,590
Stone Energy Corp.[a]	2,395	52,762
Swift Energy Co.[a]	1,970	23,620
Tesoro Corp.	6,323	330,819
Triangle Petroleum Corp.[a,b]	1,988	13,936
Ultra Petroleum Corp.[a,b]	7,058	139,890
Unit Corp.[a,b]	2,270	96,657
VAALCO Energy Inc.[a]	1,328	7,596
Valero Energy Corp.	25,168	875,091
Vantage Drilling Co.[a,b]	9,052	18,466
W&T Offshore Inc.	1,726	24,664
Warren Resources Inc.[a]	2,704	6,895
Western Refining Inc.	1,052	29,530
Whiting Petroleum Corp.[a]	5,003	230,588
WPX Energy Inc.[a]	9,240	175,006
ZaZa Energy Corp.[a,b]	616	739

		53,049,031
OIL & GAS SERVICES — 0.89%
Baker Hughes Inc.	19,106	881,360
Basic Energy Services Inc.[a,b]	1,383	16,720
Bolt Technology Corp.	387	6,610
C&J Energy Services Inc.[a]	2,079	40,270
Cal Dive International Inc.[a,b]	4,321	8,123
Cameron International Corp.[a]	4,235	259,013

Security	Shares	Value

CARBO Ceramics Inc.	517	$34,861
Dawson Geophysical Co.[a]	361	13,306
Exterran Holdings Inc.[a,b]	2,657	74,715
Forum Energy Technologies Inc.[a]	908	27,630
Global Geophysical Services Inc.[a]	964	4,550
Gulf Island Fabrication Inc.	652	12,486
Helix Energy Solutions Group Inc.[a]	4,892	112,712
Hornbeck Offshore Services Inc.[a,b]	1,582	84,637
ION Geophysical Corp.[a]	4,806	28,932
Key Energy Services Inc.[a]	6,755	40,192
Matrix Service Co.[a]	1,015	15,814
Mitcham Industries Inc.[a,b]	592	9,934
MRC Global Inc.[a]	2,188	60,433
National Oilwell Varco Inc.	19,719	1,358,639
Natural Gas Services Group Inc.[a,b]	550	12,920
Newpark Resources Inc.[a,b]	759	8,341
Oil States International Inc.[a]	2,537	235,028
Pioneer Energy Services Corp.[a]	2,869	18,993
RPC Inc.	641	8,852
SEACOR Holdings Inc.	850	70,592
Superior Energy Services Inc.[a]	7,364	191,022
Tesco Corp.[a]	1,363	18,060
TETRA Technologies Inc.[a]	3,479	35,695
Willbros Group Inc.[a]	2,044	12,550

		3,702,990
PACKAGING & CONTAINERS — 0.13%
Bemis Co. Inc.	2,664	104,269
Crown Holdings Inc.[a,b]	976	40,143
Greif Inc. Class A	1,165	61,361
Owens-Illinois Inc.[a]	3,128	86,927
Rock-Tenn Co. Class A	930	92,888
Sonoco Products Co.	4,672	161,511
UFP Technologies Inc.[a]	247	4,836

		551,935
PHARMACEUTICALS — 7.66%
Abbott Laboratories	71,941	2,509,302
ACADIA Pharmaceuticals Inc.[a]	178	3,231
Anika Therapeutics Inc.[a]	230	3,910
BioScrip Inc.[a,b]	2,117	34,931
Bristol-Myers Squibb Co.	10,537	470,899
Cardinal Health Inc.	15,775	744,580
Cornerstone Therapeutics Inc.[a,b]	348	2,784
Cytori Therapeutics Inc.[a]	586	1,348
DENTSPLY International Inc.	4,768	195,297
Derma Sciences Inc.[a]	705	9,412
Eli Lilly and Co.	35,728	1,754,959
Express Scripts Holding Co.[a]	4,754	293,274
Forest Laboratories Inc.[a]	12,307	504,587
Hi-Tech Pharmacal Co. Inc.	317	10,524
Idenix Pharmaceuticals Inc.[a,b]	384	1,386
Impax Laboratories Inc.[a]	3,160	63,042
Johnson & Johnson	112,907	9,694,195
Merck & Co. Inc.	139,354	6,472,993
Nature’s Sunshine Products Inc.	503	8,224
Nektar Therapeutics[a]	1,488	17,186
Nutraceutical International Corp.	424	8,667
Omega Protein Corp.[a]	990	8,890
Omnicare Inc.	4,842	231,012
Patterson Companies Inc.	424	15,942

272

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

June 30, 2013

Security	Shares	Value

Pernix Therapeutics Holdings[a]	808	$2,917
Pfizer Inc.	308,654	8,645,399
PharMerica Corp.[a,b]	1,312	18,184
POZEN Inc.[a]	1,245	6,238
Progenics Pharmaceuticals Inc.[a]	464	2,069
Quintiles Transnational Holdings Inc.[a]	693	29,494
SciClone Pharmaceuticals Inc.[a]	671	3,328
Targacept Inc.[a,b]	1,230	5,252
VCA Antech Inc.[a]	4,099	106,943
Warner Chilcott PLC Class A	776	15,427
XenoPort Inc.[a]	1,703	8,430

		31,904,256
PIPELINES — 0.40%
Crosstex Energy Inc.	196	3,873
Kinder Morgan Inc.	2,567	97,931
ONEOK Inc.	571	23,588
SemGroup Corp. Class A	134	7,218
Spectra Energy Corp.	30,883	1,064,228
Williams Companies Inc. (The)	14,209	461,366

		1,658,204
REAL ESTATE — 0.23%
Alexander & Baldwin Inc.[a]	1,987	78,983
AV Homes Inc.[a,b]	404	7,163
Consolidated-Tomoka Land Co.	299	11,410
Forest City Enterprises Inc. Class Aa	7,287	130,510
Forestar Group Inc.[a,b]	1,585	31,795
HFF Inc. Class A	221	3,927
Howard Hughes Corp. (The)[a]	1,823	204,340
Jones Lang LaSalle Inc.	2,035	185,470
Kennedy-Wilson Holdings Inc.	2,242	37,307
Realogy Holdings Corp.[a]	599	28,776
St. Joe Co. (The)[a,b]	2,571	54,120
Thomas Properties Group Inc.	1,451	7,690
WP Carey Inc.	2,650	175,351

		956,842
REAL ESTATE INVESTMENT TRUSTS — 4.93%
Acadia Realty Trust	2,077	51,281
AG Mortgage Investment Trust Inc.	1,248	23,475
Agree Realty Corp.	723	21,343
Alexandria Real Estate Equities Inc.	3,296	216,613
American Assets Trust Inc.	1,608	49,623
American Campus Communities Inc.	4,835	196,591
American Capital Agency Corp.	18,296	420,625
American Capital Mortgage Investment Corp.	2,830	50,855
American Realty Capital Properties Inc.	5,914	90,248
American Residential Properties Inc.[a]	632	10,870
AmREIT Inc.	746	14,428
Annaly Capital Management Inc.	43,721	549,573
Anworth Mortgage Asset Corp.[b]	7,017	39,295
Apartment Investment and Management Co. Class A	3,037	91,231
Apollo Commercial Real Estate Finance Inc.	1,702	27,028
Apollo Residential Mortgage Inc.	1,255	20,682
Ares Commercial Real Estate Corp.	353	4,522
Armada Hoffler Properties Inc.	877	10,331
ARMOUR Residential REIT Inc.	17,477	82,317
Ashford Hospitality Trust Inc.[b]	2,294	26,266
Associated Estates Realty Corp.[b]	1,205	19,376

Security	Shares	Value

AvalonBay Communities Inc.	5,971	$805,548
Aviv REIT Inc.	477	12,063
BioMed Realty Trust Inc.	8,600	173,978
Boston Properties Inc.	6,338	668,469
Brandywine Realty Trust	7,362	99,534
BRE Properties Inc. Class A	3,557	177,921
Camden Property Trust[b]	3,915	270,683
Campus Crest Communities Inc.	2,888	33,328
CapLease Inc.	3,927	33,144
Capstead Mortgage Corp.[b]	4,330	52,393
CBL & Associates Properties Inc.	5,066	108,514
Cedar Realty Trust Inc.	2,866	14,846
Chambers Street Properties	11,489	114,890
Chatham Lodging Trust	904	15,531
Chesapeake Lodging Trust	2,317	48,170
Chimera Investment Corp.	47,423	142,269
Colonial Properties Trust[b]	4,090	98,651
Colony Financial Inc.	2,890	57,482
CommonWealth REIT	5,481	126,721
Corporate Office Properties Trust[b]	3,893	99,271
Corrections Corp. of America	1,951	66,080
Cousins Properties Inc.	4,747	47,945
CubeSmart[b]	6,243	99,763
CYS Investments Inc.	7,903	72,787
DCT Industrial Trust Inc.	13,416	95,924
DDR Corp.[b]	12,185	202,880
DiamondRock Hospitality Co.	9,020	84,066
Digital Realty Trust Inc.	1,268	77,348
Douglas Emmett Inc.[b]	6,580	164,171
Duke Realty Corp.	14,845	231,434
DuPont Fabros Technology Inc.[b]	1,627	39,292
Dynex Capital Inc.	2,447	24,935
EastGroup Properties Inc.[b]	79	4,445
Education Realty Trust Inc.[b]	5,117	52,347
Ellington Residential Mortgage REIT	298	5,319
EPR Properties	2,178	109,488
Equity Lifestyle Properties, Inc.	533	41,888
Equity One Inc.	2,779	62,889
Equity Residential	16,621	965,015
Essex Property Trust Inc.	1,754	278,746
Excel Trust Inc.	2,052	26,286
Extra Space Storage Inc.	4,712	197,574
Federal Realty Investment Trust	1,033	107,101
FelCor Lodging Trust Inc.[a]	5,728	33,852
First Industrial Realty Trust Inc.[b]	5,085	77,139
First Potomac Realty Trust[b]	2,744	35,837
Franklin Street Properties Corp.[b]	4,016	53,011
General Growth Properties Inc.	27,438	545,193
GEO Group Inc. (The)	1,860	63,147
Getty Realty Corp.[b]	1,148	23,706
Gladstone Commercial Corp.	500	9,320
Glimcher Realty Trust[b]	619	6,759
Government Properties Income Trust[b]	2,523	63,630
Gramercy Property Trust Inc.[a]	2,975	13,388
Hatteras Financial Corp.	4,561	112,383
HCP Inc.	20,974	953,059
Health Care REIT Inc.	13,132	880,238
Healthcare Realty Trust Inc.[b]	2,549	64,999
Healthcare Trust of America Inc. Class A	5,142	57,745
Hersha Hospitality Trust	9,348	52,723
Highwoods Properties Inc.	2,620	93,298
Home Properties Inc.	2,411	157,607
Hospitality Properties Trust	6,449	169,480

273

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

June 30, 2013

Security	Shares	Value

Host Hotels & Resorts Inc.	34,369	$579,805
Hudson Pacific Properties Inc.	2,075	44,156
Inland Real Estate Corp.[b]	547	5,590
Invesco Mortgage Capital Inc.	6,240	103,334
Investors Real Estate Trust	4,456	38,322
iStar Financial Inc.[a]	4,112	46,424
Javelin Mortgage Investment Corp.	750	10,568
Kilroy Realty Corp.[b]	3,482	184,581
Kimco Realty Corp.[b]	18,864	404,256
Kite Realty Group Trust[b]	4,124	24,868
LaSalle Hotel Properties	4,437	109,594
Lexington Realty Trust	7,788	90,964
Liberty Property Trust[b]	4,949	182,915
LTC Properties Inc.	215	8,396
Macerich Co. (The)	6,346	386,916
Mack-Cali Realty Corp.	4,122	100,948
Medical Properties Trust Inc.	6,992	100,125
MFA Financial Inc.	16,673	140,887
Mid-America Apartment Communities Inc.	1,972	133,642
Monmouth Real Estate Investment Corp. Class Ab	1,959	19,335
MPG Office Trust Inc.[a]	2,646	8,308
National Retail Properties Inc.[b]	5,463	187,927
New Residential Investment Corp.	11,677	78,703
New York Mortgage Trust Inc.[b]	3,429	23,214
NorthStar Realty Finance Corp.[b]	9,150	83,265
One Liberty Properties Inc.	500	10,980
Parkway Properties Inc.[b]	2,010	33,688
Pebblebrook Hotel Trust	2,788	72,070
Pennsylvania Real Estate Investment Trust[b]	3,113	58,773
PennyMac Mortgage Investment Trust[c]	2,669	56,182
Piedmont Office Realty Trust Inc. Class A	7,720	138,034
Post Properties Inc.[b]	2,519	124,665
Prologis Inc.	22,993	867,296
Public Storage	449	68,845
RAIT Financial Trust[b]	2,926	22,004
Ramco-Gershenson Properties Trust	2,673	41,512
Realty Income Corp.[b]	8,789	368,435
Redwood Trust Inc.	3,790	64,430
Regency Centers Corp.[b]	2,456	124,789
Resource Capital Corp.[b]	6,116	37,613
Retail Opportunity Investments Corp.	3,020	41,978
Retail Properties of America Inc. Class A	6,181	88,265
RLJ Lodging Trust	5,708	128,373
Rouse Properties Inc.[b]	956	18,757
Ryman Hospitality Properties Inc.	717	27,970
Sabra Healthcare REIT Inc.	1,013	26,449
Select Income REIT	797	22,348
Senior Housing Properties Trust	8,046	208,633
Silver Bay Realty Trust Corp.	703	11,642
Simon Property Group Inc.	2,150	339,528
SL Green Realty Corp.[b]	4,031	355,494
Sovran Self Storage Inc.	120	7,775
Spirit Realty Capital Inc.	2,657	47,082
STAG Industrial Inc.	2,001	39,920
Starwood Property Trust Inc.	7,669	189,808
Strategic Hotels & Resorts Inc.[a]	1,230	10,898
Summit Hotel Properties Inc.	3,043	28,756
Sunstone Hotel Investors Inc.[a]	7,514	90,769
Taubman Centers Inc.	1,812	136,172
Terreno Realty Corp.	903	16,733
Two Harbors Investment Corp.	16,856	172,774
UDR Inc.[b]	11,048	281,614
UMH Properties Inc.	476	4,889

Security	Shares	Value

Urstadt Biddle Properties Inc. Class A	240	$4,841
Ventas Inc.	7,428	515,949
Vornado Realty Trust	6,953	576,056
Washington Real Estate Investment Trust	2,210	59,471
Weingarten Realty Investors[b]	5,622	172,989
Western Asset Mortgage Capital Corp.	1,122	19,590
Whitestone REIT Class B	756	11,915
Winthrop Realty Trust	1,264	15,206

		20,553,219
RETAIL — 2.47%
Abercrombie & Fitch Co. Class A	3,191	144,393
America’s Car-Mart Inc.[a]	88	3,805
American Eagle Outfitters Inc.	3,165	57,793
Asbury Automotive Group Inc.[a]	142	5,694
Ascena Retail Group Inc.[a]	5,042	87,983
Barnes & Noble Inc.[a]	1,742	27,802
bebe stores inc.	1,412	7,921
Best Buy Co. Inc.	9,238	252,475
Big Lots Inc.[a]	1,975	62,272
Biglari Holdings Inc.[a,b]	51	20,930
Bob Evans Farms Inc.	1,126	52,900
Body Central Corp.[a]	763	10,163
Bon-Ton Stores Inc. (The)	42	758
Bravo Brio Restaurant Group Inc.[a]	64	1,140
Brown Shoe Co. Inc.	758	16,320
Carrols Restaurant Group Inc.[a]	1,092	7,054
Cash America International Inc.	1,317	59,871
Cato Corp. (The) Class A	1,017	25,384
Chico’s FAS Inc.	479	8,172
Children’s Place Retail Stores Inc. (The)[a]	675	36,990
Citi Trends Inc.[a,b]	676	9,822
CST Brands Inc.[a]	2,752	84,789
CVS Caremark Corp.	50,007	2,859,400
Darden Restaurants Inc.	2,079	104,948
Del Frisco’s Restaurant Group Inc.[a]	277	5,931
Denny’s Corp.[a]	821	4,614
Destination Maternity Corp.	64	1,574
Destination XL Group Inc.[a]	1,885	11,951
Dillard’s Inc. Class A	407	33,362
DineEquity Inc.	363	25,000
DSW Inc. Class A	155	11,388
Einstein Noah Restaurant Group Inc.	44	625
EZCORP Inc. Class A NVS[a]	2,356	39,769
Fifth & Pacific Companies Inc.[a]	5,536	123,674
Finish Line Inc. (The) Class A	1,414	30,910
Foot Locker Inc.	6,111	214,679
Fred’s Inc. Class A	1,648	25,528
GameStop Corp. Class A	5,485	230,535
Genesco Inc.[a]	310	20,767
Gordmans Stores Inc.[a]	308	4,192
Group 1 Automotive Inc.	1,032	66,389
Guess? Inc.	2,700	83,781
Haverty Furniture Companies Inc.	840	19,328
hhgregg Inc.[a]	604	9,646
J.C. Penney Co. Inc.[a]	7,892	134,795
Jack in the Box Inc.[a]	379	14,891
Jos. A. Bank Clothiers Inc.[a,b]	1,099	45,411
Kirkland’s Inc.[a]	188	3,243
Kohl’s Corp.	10,246	517,525
Luby’s Inc.[a,b]	841	7,106
Macy’s Inc.	3,984	191,232

274

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

June 30, 2013

Security	Shares	Value

MarineMax Inc.[a,b]	1,209	$13,698
Men’s Wearhouse Inc. (The)	2,320	87,812
New York & Co. Inc.[a,b]	461	2,927
Office Depot Inc.[a]	8,517	32,961
OfficeMax Inc.	3,846	39,345
Pantry Inc. (The)[a,b]	958	11,668
PC Connection Inc.	424	6,551
Penske Automotive Group Inc.	1,549	47,306
Pep Boys - Manny, Moe & Jack (The)[a]	2,358	27,306
PVH Corp.	426	53,271
RadioShack Corp.[b]	4,471	14,128
Red Robin Gourmet Burgers Inc.[a,b]	82	4,525
Regis Corp.	2,193	36,009
Rite Aid Corp.[a]	13,243	37,875
Roundy’s Inc.	1,162	9,679
Ruby Tuesday Inc.[a]	2,910	26,859
Rush Enterprises Inc. Class Aa,b	1,009	24,973
Saks Inc.[a,b]	4,911	66,986
Sears Holdings Corp.[a,b]	2,000	84,160
Sears Hometown and Outlet Stores Inc.[a,b]	141	6,165
Shoe Carnival Inc.	617	14,814
Signet Jewelers Ltd.	3,408	229,801
Sonic Automotive Inc. Class A	1,337	28,264
Sonic Corp.[a]	533	7,760
Stage Stores Inc.	1,599	37,577
Staples Inc.	30,639	485,935
Stein Mart Inc.	600	8,190
Steinway Musical Instruments Inc.[a,b]	295	8,977
Systemax Inc.	456	4,291
Target Corp.	6,397	440,497
Trans World Entertainment Corp.	489	2,377
Tuesday Morning Corp.[a]	1,926	19,973
Wal-Mart Stores Inc.	25,045	1,865,602
Walgreen Co.	10,800	477,360
Wendy’s Co. (The)	13,206	76,991
West Marine Inc.[a,b]	655	7,205
World Fuel Services Corp.	2,718	108,666
Zale Corp.[a]	1,499	13,641

		10,298,750
SAVINGS & LOANS — 0.44%
Astoria Financial Corp.	3,887	41,902
Bank Mutual Corp.	2,115	11,929
BankFinancial Corp.	916	7,786
BBX Capital Corp.[a]	333	4,299
Beneficial Mutual Bancorp Inc.[a,b]	1,279	10,744
Berkshire Hills Bancorp Inc.	1,190	33,034
Brookline Bancorp Inc.	3,247	28,184
Capitol Federal Financial Inc.	6,730	81,702
Charter Financial Corp.	1,050	10,584
Clifton Savings Bancorp Inc.[b]	348	4,124
Dime Community Bancshares Inc.	1,391	21,310
ESB Financial Corp.	508	6,162
ESSA Bancorp Inc.	331	3,628
EverBank Financial Corp.	3,714	61,504
First Defiance Financial Corp.	436	9,832
First Federal Bancshares of Arkansas Inc.[a]	218	1,722
First Financial Holdings Inc.	750	15,907
First Financial Northwest Inc.	729	7,516
First Niagara Financial Group Inc.	16,335	164,493
First PacTrust Bancorp Inc.	454	6,165
Flagstar Bancorp Inc.[a]	916	12,787

Security	Shares	Value

Flushing Financial Corp.	1,412	$23,227
Fox Chase Bancorp Inc.	524	8,908
Hingham Institution for Savings	57	3,869
Home Bancorp Inc.[a]	309	5,717
Home Federal Bancorp Inc.	759	9,670
HomeStreet Inc.	617	13,235
HomeTrust Bancshares Inc.[a,b]	942	15,976
Hudson City Bancorp Inc.	24,386	223,376
Investors Bancorp Inc.	2,149	45,301
Kearny Financial Corp.[a]	775	8,130
Meridian Interstate Bancorp Inc.[a,b]	392	7,381
Meta Financial Group Inc.	254	6,675
NASB Financial Inc.[a,b]	196	5,129
New York Community Bancorp Inc.	20,410	285,740
Northfield Bancorp Inc	2,076	24,331
Northwest Bancshares Inc.	4,405	59,512
OceanFirst Financial Corp.	657	10,216
Oritani Financial Corp.	1,318	20,666
Pacific Premier Bancorp Inc.[a]	712	8,701
People’s United Financial Inc.	15,263	227,419
Provident Financial Holdings Inc.	443	7,035
Provident Financial Services Inc.	2,683	42,338
Provident New York Bancorp	2,083	19,455
Rockville Financial Inc.	1,318	17,239
Roma Financial Corp.	33	599
Territorial Bancorp Inc.	460	10,401
TFS Financial Corp.[a,b]	3,569	39,973
United Community Financial Corp.[a]	1,828	8,500
United Financial Bancorp Inc.	848	12,847
Washington Federal Inc.	4,775	90,152
Waterstone Financial Inc.[a,b]	465	4,724
Westfield Financial Inc.	1,201	8,407
WSFS Financial Corp.	348	18,232

		1,838,395
SEMICONDUCTORS — 2.48%
Aeroflex Holding Corp.[a]	898	7,085
Alpha & Omega Semiconductor Ltd.[a,b]	841	6,425
Altera Corp.	9,677	319,244
Amkor Technology Inc.[a,b]	3,560	14,988
ANADIGICS Inc.[a]	3,017	6,637
Analog Devices Inc.	8,078	363,995
Applied Materials Inc.	18,799	280,293
ATMI Inc.[a]	1,509	35,688
Avago Technologies Ltd.	954	35,660
Axcelis Technologies Inc.[a]	4,743	8,632
Broadcom Corp. Class A	14,836	500,863
Brooks Automation Inc.	2,958	28,781
CEVA Inc.[a]	1,022	19,786
Cirrus Logic Inc.[a]	1,737	30,154
Cohu Inc.	1,075	13,437
Diodes Inc.[a]	363	9,427
DSP Group Inc.[a]	907	7,537
Emulex Corp.[a,b]	3,926	25,597
Entegris Inc.[a,b]	5,465	51,316
Entropic Communications Inc.[a,b]	3,949	16,862
Fairchild Semiconductor International Inc.[a]	5,981	82,538
First Solar Inc.[a,b]	2,812	125,781
FormFactor Inc.[a]	2,297	15,505
Freescale Semiconductor Ltd.[a]	1,435	19,444
GSI Technology Inc.[a,b]	902	5,701
GT Advanced Technologies Inc.[a,b]	821	3,407

275

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

June 30, 2013

Security	Shares	Value

Inphi Corp.[a,b]	627	$6,897
Integrated Device Technology Inc.[a,b]	4,301	34,150
Integrated Silicon Solution Inc.[a,b]	1,198	13,130
Intel Corp.	214,498	5,195,142
International Rectifier Corp.[a,b]	3,286	68,809
Intersil Corp. Class A	5,700	44,574
IXYS Corp.	1,108	12,254
KLA-Tencor Corp.	7,656	426,669
Kopin Corp.[a,b]	3,012	11,175
Lam Research Corp.[a]	5,752	255,044
Lattice Semiconductor Corp.[a,b]	3,960	20,077
LSI Corp.[a]	22,420	160,079
LTX-Credence Corp.[a,b]	2,200	13,178
Marvell Technology Group Ltd.	18,474	216,331
Micron Technology Inc.[a]	47,539	681,234
Microsemi Corp.[a]	952	21,658
Mindspeed Technologies Inc.[a,b]	287	930
MKS Instruments Inc.	2,494	66,191
MoSys Inc.[a,b]	273	1,097
Nanometrics Inc.[a,b]	340	4,988
NVIDIA Corp.	26,671	374,194
OmniVision Technologies Inc.[a,b]	2,346	43,753
ON Semiconductor Corp.[a,b]	1,040	8,403
Pericom Semiconductor Corp.[a]	988	7,035
Photronics Inc.[a]	2,637	21,254
PLX Technology Inc.[a,b]	118	562
PMC-Sierra Inc.[a,b]	5,386	34,201
QLogic Corp.[a,b]	4,109	39,282
Richardson Electronics Ltd.	670	7,866
Rovi Corp.[a]	4,215	96,271
Rubicon Technology Inc.[a,b]	766	6,136
Rudolph Technologies Inc.[a,b]	1,417	15,870
Sigma Designs Inc.[a]	1,423	7,186
Silicon Laboratories Inc.[a]	261	10,808
Skyworks Solutions Inc.[a]	1,491	32,638
Supertex Inc.	500	11,955
Teradyne Inc.[a,b]	8,798	154,581
Tessera Technologies Inc.	2,486	51,709
TriQuint Semiconductor Inc.[a,b]	6,789	47,048
Ultra Clean Holdings Inc.[a,b]	1,053	6,371
Veeco Instruments Inc.[a,b]	1,405	49,765
Volterra Semiconductor Corp.[a]	1,064	15,024

		10,330,302
SOFTWARE — 0.72%
Accelrys Inc.[a,b]	2,478	20,815
Activision Blizzard Inc.	19,741	281,507
Actuate Corp.[a,b]	129	857
Acxiom Corp.[a,b]	2,555	57,947
Adobe Systems Inc.[a]	14,130	643,763
Allscripts Healthcare Solutions Inc.[a]	8,207	106,199
Aspen Technology Inc.[a]	236	6,794
Audience Inc.[a,b]	529	6,988
Autodesk Inc.[a]	2,133	72,394
Avid Technology Inc.[a,b]	1,336	7,856
CA Inc.	15,198	435,119
Compuware Corp.	9,850	101,947
CSG Systems International Inc.[a,b]	637	13,823
Digi International Inc.[a]	1,155	10,822
Digital River Inc.[a,b]	1,660	31,158
Dun & Bradstreet Corp. (The)	136	13,253
Ebix Inc.	313	2,898

Security	Shares	Value

Electronic Arts Inc.[a]	3,240	$74,423
EPIQ Systems Inc.	1,306	17,592
Fidelity National Information Services Inc.	12,188	522,134
Glu Mobile Inc.[a,b]	328	722
inContact Inc.[a]	120	986
ManTech International Corp. Class Ab	1,043	27,243
MSCI Inc. Class Aa	3,237	107,695
Nuance Communications Inc.[a]	12,064	221,736
Omnicell Inc.[a,b]	683	14,036
Progress Software Corp.[a]	1,277	29,384
Sapiens International Corp.	625	3,588
Schawk Inc.	527	6,920
SeaChange International Inc.[a]	1,641	19,216
SYNNEX Corp.[a]	1,264	53,442
VeriFone Systems Inc.[a]	5,014	84,285

		2,997,542
STORAGE & WAREHOUSING — 0.02%
Mobile Mini Inc.[a,b]	1,718	56,952
Wesco Aircraft Holdings Inc.[a]	1,490	27,669

		84,621
TELECOMMUNICATIONS — 4.80%
ADTRAN Inc.	957	23,552
Amdocs Ltd.	7,429	275,542
Anaren Inc.[a]	593	13,603
Anixter International Inc.[a]	541	41,013
ARRIS Group Inc.[a]	634	9,098
AT&T Inc.	248,285	8,789,289
Aviat Networks Inc.[a,b]	2,712	7,105
Black Box Corp.	685	17,344
Calix Inc.[a]	248	2,505
Cbeyond Inc.[a]	1,144	8,969
CenturyLink Inc.	28,107	993,582
Ciena Corp.[a,b]	1,293	25,110
Cincinnati Bell Inc.[a]	7,000	21,420
Cisco Systems Inc.	246,639	5,995,794
Clearwire Corp. Class Aa	2,570	12,799
Comtech Telecommunications Corp.	745	20,033
Corning Inc.	68,075	968,707
Cyan Inc.[a]	297	3,104
DigitalGlobe Inc.[a]	3,437	106,581
EarthLink Inc.	4,737	29,417
EchoStar Corp. Class Aa	1,872	73,214
Extreme Networks Inc.[a]	4,291	14,804
Fairpoint Communications Inc.[a,b]	129	1,077
Finisar Corp.[a,b]	4,334	73,461
Frontier Communications Corp.[b]	46,046	186,486
Globecomm Systems Inc.[a,b]	1,092	13,803
Harmonic Inc.[a,b]	5,227	33,191
Harris Corp.	4,177	205,717
Hawaiian Telcom Holdco Inc.[a,b]	461	11,599
IDT Corp. Class B	51	953
Infinera Corp.[a,b]	486	5,186
Inteliquent Inc.	1,260	7,245
Intelsat SAa	970	19,400
Iridium Communications Inc.[a,b]	2,962	22,985
JDS Uniphase Corp.[a]	2,512	36,123
Juniper Networks Inc.[a]	19,041	367,682
KVH Industries Inc.[a]	92	1,225
Leap Wireless International Inc.[a]	1,694	11,401

276

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

June 30, 2013

Security	Shares	Value

Level 3 Communications Inc.[a,b]	4,981	$104,999
Motorola Solutions Inc.	603	34,811
NeoPhotonics Corp.[a]	891	7,743
NETGEAR Inc.[a]	1,778	54,300
NII Holdings Inc.[a,b]	7,679	51,219
Numerex Corp. Class Aa	645	7,198
Oplink Communications Inc.[a,b]	854	14,834
ORBCOMM Inc.[a,b]	1,703	7,646
Plantronics Inc.	162	7,115
Polycom Inc.[a]	7,972	84,025
Preformed Line Products Co.	98	6,498
Premiere Global Services Inc.[a,b]	1,721	20,772
Procera Networks Inc.[a]	772	10,600
RF Micro Devices Inc.[a]	1,635	8,747
Shenandoah Telecommunications Co.	112	1,868
ShoreTel Inc.[a,b]	2,382	9,599
Sonus Networks Inc.[a,b]	8,711	26,220
Sprint Nextel Corp.[a]	91,586	642,934
Symmetricom Inc.[a]	1,944	8,729
T-Mobile US Inc.	7,950	197,240
TeleNav Inc.[a]	754	3,943
Telephone & Data Systems Inc.	4,429	109,175
Tellabs Inc.	16,161	31,999
TESSCO Technologies Inc.	282	7,445
United States Cellular Corp.[b]	600	22,014
USA Mobility Inc.	845	11,467
Vonage Holdings Corp.[a,b]	5,980	16,923
Vringo Inc.[a]	2,534	8,033
West Corp.	335	7,417
Westell Technologies Inc. Class Aa	2,374	5,674
Windstream Corp.	1,505	11,604

		19,992,910
TEXTILES — 0.13%
Cintas Corp.	3,419	155,701
Culp Inc.	47	817
G&K Services Inc. Class A	751	35,748
Mohawk Industries Inc.[a]	2,799	314,860
UniFirst Corp.	302	27,557

		534,683
TOYS, GAMES & HOBBIES — 0.02%
Hasbro Inc.	789	35,371
JAKKS Pacific Inc.[b]	916	10,305
LeapFrog Enterprises Inc.[a]	2,941	28,939

		74,615
TRANSPORTATION — 0.99%
Air Transport Services Group Inc.[a,b]	2,408	15,917
Arkansas Best Corp.	1,137	26,094
Atlas Air Worldwide Holdings Inc.[a]	1,169	51,155
Bristow Group Inc.	1,668	108,954
CAI International Inc.[a]	518	12,209
Celadon Group Inc.	862	15,732
Con-way Inc.	1,648	64,206
CSX Corp.	23,629	547,957
ERA Group Inc.[a]	929	24,293
FedEx Corp.	14,623	1,441,535
Frontline Ltd.[a,b]	2,304	4,078
GasLog Ltd.[b]	1,178	15,078

Security	Shares	Value

Genesee & Wyoming Inc. Class Aa	1,123	$995,275
Golar LNG Ltd.	2,019	64,386
GulfMark Offshore Inc. Class A	1,232	55,551
Heartland Express Inc.	487	6,755
International Shipholding Corp.	242	5,646
Kirby Corp.[a]	1,071	85,187
Knightsbridge Tankers Ltd.[b]	1,187	8,736
Marten Transport Ltd.	1,045	16,375
Nordic American Tankers Ltd.[b]	3,080	23,316
Norfolk Southern Corp.	11,909	865,189
Pacer International Inc.[a]	1,412	8,910
Patriot Transportation Holding Inc.[a,b]	277	8,321
PHI Inc.[a,b]	515	17,665
Quality Distribution Inc.[a,b]	594	5,251
Roadrunner Transportation Systems Inc.[a]	421	11,721
Ryder System Inc.	2,396	145,653
Scorpio Tankers Inc.	7,496	67,314
Ship Finance International Ltd.[b]	2,271	33,702
Teekay Corp.	1,751	71,143
Teekay Tankers Ltd. Class Ab	2,827	7,435
Tidewater Inc.	2,289	130,404
Ultrapetrol (Bahamas) Ltd.[a]	986	2,810
UTi Worldwide Inc.	1,202	19,797
Werner Enterprises Inc.	1,513	36,569
XPO Logistics Inc.[a]	614	11,107
YRC Worldwide Inc.[a]	334	9,603

		4,141,029
TRUCKING & LEASING — 0.05%
AMERCO	153	24,771
GATX Corp.	2,171	102,970
Greenbrier Companies Inc. (The)[a]	1,202	29,293
TAL International Group Inc.	831	36,206
Textainer Group Holdings Ltd.	654	25,140

		218,380
VENTURE CAPITAL — 0.01%
Fidus Investment Corp.	694	12,985
GSV Capital Corp.[a,b]	865	6,799
Hercules Technology Growth Capital Inc.	2,734	38,112

		57,896
WATER — 0.13%
American States Water Co.	829	44,492
American Water Works Co. Inc.	8,201	338,127
Aqua America Inc.	805	25,189
Artesian Resources Corp. Class A	367	8,177
California Water Service Group	2,203	42,981
Connecticut Water Service Inc.	499	14,321
Consolidated Water Co. Ltd.[b]	658	7,521
Middlesex Water Co.	697	13,884
PICO Holdings Inc.[a,b]	1,014	21,253
SJW Corp.	593	15,537
York Water Co. (The)	142	2,702

		534,184

TOTAL COMMON STOCKS
(Cost: $412,586,985)		413,884,710

277

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE ETF

June 30, 2013

Security	Shares	Value

INVESTMENT COMPANIES — 0.00%

CLOSED-END FUNDS — 0.00%
Firsthand Technology Value Fund Inc.[a,b]	385	$7,646

		7,646

TOTAL INVESTMENT COMPANIES (Cost: $7,236)		7,646

RIGHTS — 0.00%

AUTO PARTS & EQUIPMENT — 0.00%
Federal-Mogul Corp. Class Aa	880	150

		150

TOTAL RIGHTS (Cost: $0)		150

SHORT-TERM INVESTMENTS — 2.31%

MONEY MARKET FUNDS — 2.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,e,f]	8,002,950	8,002,950
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,e,f]	559,598	559,598
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,e]
	1,085,203	1,085,203

		9,647,751

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,647,751)		9,647,751

TOTAL INVESTMENTS IN SECURITIES — 101.65%
(Cost: $422,241,972)		423,540,257
Other Assets, Less Liabilities — (1.65)%		(6,892,101)

NET ASSETS — 100.00%		$416,648,156

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

278

Schedule of Investments   (Unaudited)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.77%

ADVERTISING — 0.52%
Clear Channel Outdoor Holdings Inc. Class Aa	64,756	$483,080
Interpublic Group of Companies Inc. (The)	645,501	9,392,039
Lamar Advertising Co. Class Aa	119,268	5,176,231
Omnicom Group Inc.	391,355	24,604,489

		39,655,839
AEROSPACE & DEFENSE — 0.85%
Alliant Techsystems Inc.	48,719	4,011,035
B/E Aerospace Inc.[a]	149,437	9,426,486
Exelis Inc.	283,822	3,913,905
L-3 Communications Holdings Inc.	136,212	11,678,817
Rockwell Collins Inc.	205,340	13,020,610
Spirit AeroSystems Holdings Inc. Class Aa	180,787	3,883,305
TransDigm Group Inc.	79,307	12,432,958
Triumph Group Inc.	78,584	6,219,924

		64,587,040
AGRICULTURE — 0.53%
Bunge Ltd.	222,621	15,754,888
Lorillard Inc.	571,713	24,972,424

		40,727,312
AIRLINES — 0.87%
Alaska Air Group Inc.[a]	106,432	5,534,464
Copa Holdings SA Class A	50,351	6,602,023
Delta Air Lines Inc.[a]	1,296,154	24,251,041
Southwest Airlines Co.	1,093,197	14,091,309
United Continental Holdings Inc.[a]	505,412	15,814,342

		66,293,179
APPAREL — 1.43%
Carter’s Inc.	89,682	6,642,746
Coach Inc.	425,269	24,278,607
Deckers Outdoor Corp.[a]	52,161	2,634,652
Hanesbrands Inc.	149,157	7,669,653
Michael Kors Holdings Ltd.[a]	304,967	18,914,053
Ralph Lauren Corp.	90,798	15,775,245
Under Armour Inc. Class Aa,[b]	126,741	7,567,705
VF Corp.	132,518	25,583,925

		109,066,586
AUTO MANUFACTURERS — 0.65%
Navistar International Corp.[a,b]	84,555	2,347,247
Oshkosh Corp.[a]	133,189	5,057,186
PACCAR Inc.	535,336	28,726,130
Tesla Motors Inc.[a,b]	126,552	13,595,481

		49,726,044
AUTO PARTS & EQUIPMENT — 1.00%
Allison Transmission Holdings Inc.	51,896	1,197,760

Security	Shares	Value

BorgWarner Inc.[a]	174,897	$15,067,377
Delphi Automotive PLC	473,176	23,985,291
Goodyear Tire & Rubber Co. (The)[a]	371,897	5,686,305
Lear Corp.	139,946	8,461,135
TRW Automotive Holdings Corp.[a]	162,887	10,822,212
Visteon Corp.[a]	75,331	4,754,893
WABCO Holdings Inc.[a]	88,368	6,600,206

		76,575,179
BANKS — 3.28%
Associated Banc-Corp	253,884	3,947,896
Bank of Hawaii Corp.[b]	67,885	3,415,973
BankUnited Inc.	97,460	2,534,935
BOK Financial Corp.	40,338	2,583,649
CapitalSource Inc.	296,808	2,784,059
CIT Group Inc.[a]	304,597	14,203,358
City National Corp.	70,679	4,478,928
Comerica Inc.	282,492	11,251,656
Commerce Bancshares Inc.	116,451	5,072,606
Cullen/Frost Bankers Inc.[b]	78,767	5,259,273
East West Bancorp Inc.	206,125	5,668,438
Fifth Third Bancorp	1,323,736	23,893,435
First Citizens BancShares Inc. Class A	11,446	2,198,204
First Horizon National Corp.	365,162	4,089,814
First Republic Bank	176,202	6,780,253
Fulton Financial Corp.	295,428	3,391,513
Huntington Bancshares Inc.	1,269,501	10,003,668
KeyCorp	1,393,185	15,380,762
M&T Bank Corp.	195,251	21,819,299
Northern Trust Corp.	362,081	20,964,490
Popular Inc.[a]	156,296	4,740,458
Regions Financial Corp.	2,139,098	20,385,604
Signature Bank[a]	71,534	5,938,753
SunTrust Banks Inc.	817,523	25,809,201
SVB Financial Group[a]	68,235	5,685,340
Synovus Financial Corp.	1,195,857	3,491,902
TCF Financial Corp.	245,770	3,485,019
Valley National Bancorp[b]	296,384	2,806,756
Zions Bancorp	278,879	8,054,026

		250,119,268
BEVERAGES — 1.46%
Beam Inc.	243,505	15,367,601
Brown-Forman Corp. Class B NVS	228,908	15,462,735
Coca-Cola Enterprises Inc.	414,764	14,583,102
Constellation Brands Inc. Class Aa	232,017	12,092,726
Dr Pepper Snapple Group Inc.	308,836	14,184,837
Green Mountain Coffee Roasters Inc.[a,b]	225,799	16,948,473
Molson Coors Brewing Co. Class B NVS[b]	211,465	10,120,715
Monster Beverage Corp.[a]	203,106	12,342,752

		111,102,941
BIOTECHNOLOGY — 1.57%
Alexion Pharmaceuticals Inc.[a]	295,345	27,242,623
ARIAD Pharmaceuticals Inc.[a], [b]	279,570	4,889,679
Bio-Rad Laboratories Inc. Class Aa	30,603	3,433,657
Charles River Laboratories International Inc.[a]	74,200	3,044,426
Cubist Pharmaceuticals Inc.[a]	98,704	4,767,403
Illumina Inc.[a],[b]	188,248	14,088,480
Incyte Corp.[a]	155,796	3,427,512

279

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2013

Security	Shares	Value

Life Technologies Corp.[a]	260,434	$19,274,721
Myriad Genetics Inc.[a,b]	120,590	3,240,253
Seattle Genetics Inc.[a]	151,972	4,781,039
United Therapeutics Corp.[a]	70,418	4,634,913
Vertex Pharmaceuticals Inc.[a]	335,079	26,762,760

		119,587,466
BUILDING MATERIALS — 0.73%
Armstrong World Industries Inc.[a]	41,679	1,991,839
Eagle Materials Inc.	74,935	4,965,942
Fortune Brands Home & Security Inc.	250,782	9,715,295
Lennox International Inc.	76,280	4,923,111
Martin Marietta Materials Inc.	69,719	6,861,744
Masco Corp.	540,132	10,527,173
Owens Corning[a]	179,944	7,032,212
Vulcan Materials Co.	196,689	9,521,714

		55,539,030
CHEMICALS — 2.40%
Airgas Inc.	99,132	9,463,141
Albemarle Corp.	132,961	8,282,141
Ashland Inc.	119,605	9,987,018
Cabot Corp.	96,486	3,610,506
Celanese Corp. Series A	241,638	10,825,382
CF Industries Holdings Inc.	89,732	15,389,038
Cytec Industries Inc.	63,494	4,650,936
Eastman Chemical Co.	234,356	16,407,264
FMC Corp.	206,035	12,580,497
Huntsman Corp.	292,300	4,840,488
International Flavors & Fragrances Inc.	123,345	9,270,610
Kronos Worldwide Inc.[b]	29,452	478,300
NewMarket Corp.	14,348	3,767,211
Rockwood Holdings Inc.	117,575	7,528,327
RPM International Inc.	200,568	6,406,142
Sherwin-Williams Co. (The)	134,050	23,673,230
Sigma-Aldrich Corp.	182,127	14,635,726
Valspar Corp. (The)	134,881	8,722,754
W.R. Grace & Co.[a]	114,934	9,659,053
Westlake Chemical Corp.	30,445	2,935,202

		183,112,966
COAL — 0.20%
CONSOL Energy Inc.	346,044	9,377,793
Peabody Energy Corp.	408,127	5,974,979

		15,352,772
COMMERCIAL SERVICES — 3.69%
Aaron’s Inc.	114,762	3,214,484
ADT Corp. (The)	331,135	13,195,730
Alliance Data Systems Corp.[a,b]	74,444	13,476,597
Apollo Group Inc. Class Aa,b	147,589	2,615,277
Avis Budget Group Inc.[a]	163,092	4,688,895
Booz Allen Hamilton Holding Corp.[b]	46,593	809,786
CoreLogic Inc.[a]	144,566	3,349,594
DeVry Inc.	95,207	2,953,321
Equifax Inc.	182,441	10,751,248
FleetCor Technologies Inc.[a]	102,769	8,355,120
Gartner Inc.[a]	141,900	8,086,881
Genpact Ltd.	254,412	4,894,887

Security	Shares	Value

Global Payments Inc.	115,390	$5,344,865
H&R Block Inc.	412,162	11,437,495
Hertz Global Holdings Inc.[a,b]	524,160	12,999,168
Iron Mountain Inc.	257,870	6,861,921
KAR Auction Services Inc.	114,943	2,628,746
Lender Processing Services Inc.	132,752	4,294,527
Manpowergroup Inc.	116,749	6,397,845
McGraw Hill Financial Inc.	414,840	22,065,340
Moody’s Corp.	294,316	17,932,674
Morningstar Inc.	31,309	2,428,952
Paychex Inc.	492,362	17,981,060
Quanta Services Inc.[a]	316,387	8,371,600
R.R. Donnelley & Sons Co.[b]	274,756	3,849,331
Robert Half International Inc.	211,217	7,018,741
Rollins Inc.	96,144	2,490,130
SAIC Inc.[b]	442,356	6,162,019
SEI Investments Co.	218,193	6,203,227
Service Corp. International	320,404	5,776,884
Total System Services Inc.	247,285	6,053,537
Towers Watson & Co. Class A	98,670	8,085,020
United Rentals Inc.[a,b]	142,636	7,118,963
Vantiv Inc. Class Aa	132,390	3,653,964
Verisk Analytics Inc. Class Aa	228,937	13,667,539
Weight Watchers International Inc.	41,853	1,925,238
Western Union Co.	843,188	14,426,947

		281,567,553
COMPUTERS — 2.11%
3D Systems Corp.[a]	152,263	6,684,346
Brocade Communications Systems Inc.[a]	671,797	3,869,551
Cadence Design Systems Inc.[a,b]	425,549	6,161,949
Computer Sciences Corp.	227,379	9,952,379
Diebold Inc.	96,370	3,246,705
DST Systems Inc.	51,255	3,348,489
Fortinet Inc.[a]	207,908	3,638,390
IHS Inc. Class Aa	99,490	10,384,766
Jack Henry & Associates Inc.	130,344	6,143,113
Lexmark International Inc. Class A	95,400	2,916,378
MICROS Systems Inc.[a,b]	119,067	5,137,741
NCR Corp.[a]	247,540	8,166,344
NetApp Inc.[a]	545,464	20,607,630
Riverbed Technology Inc.[a]	247,391	3,849,404
SanDisk Corp.[a]	368,330	22,504,963
Stratasys Ltd.[a,b]	47,663	3,991,300
Synopsys Inc.[a]	232,735	8,320,276
Teradata Corp.[a]	247,309	12,422,331
Western Digital Corp.	319,742	19,852,781

		161,198,836
COSMETICS & PERSONAL CARE — 0.18%
Avon Products Inc.	655,506	13,785,291

		13,785,291
DISTRIBUTION & WHOLESALE — 1.26%
Arrow Electronics Inc.[a]	158,434	6,313,595
Fastenal Co.	448,989	20,586,146
Fossil Group Inc.[a,b]	77,844	8,042,064
Genuine Parts Co.	234,538	18,310,382
Ingram Micro Inc. Class Aa	230,598	4,379,056
LKQ Corp.[a]	451,951	11,637,738

280

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2013

Security	Shares	Value

W.W. Grainger Inc.	89,251	$22,507,317
WESCO International Inc.[a,b]	66,768	4,537,553

		96,313,851
DIVERSIFIED FINANCIAL SERVICES — 2.82%
Affiliated Managers Group Inc.[a,b]	79,820	13,085,691
Air Lease Corp.	105,957	2,923,354
Ameriprise Financial Inc.	305,005	24,668,804
Artisan Partners Asset Management Inc.[a]	19,254	960,967
CBOE Holdings Inc.	132,100	6,161,144
E*TRADE Financial Corp.[a]	434,178	5,496,693
Eaton Vance Corp. NVS	182,403	6,856,529
Federated Investors Inc. Class Bb	139,487	3,823,339
Interactive Brokers Group Inc. Class A	70,912	1,132,465
IntercontinentalExchange Inc.[a], [b]	110,137	19,577,953
Invesco Ltd.	672,956	21,400,001
Lazard Ltd. Class A	193,917	6,234,432
Legg Mason Inc.	168,229	5,216,781
LPL Financial Holdings Inc.	85,738	3,237,467
NASDAQ OMX Group Inc. (The)	168,670	5,530,689
Nationstar Mortgage Holdings Inc.[a]	32,436	1,214,404
NYSE Euronext Inc.	367,779	15,226,051
Ocwen Financial Corp.[a]	156,858	6,465,687
Raymond James Financial Inc.	184,533	7,931,228
SLM Corp.	672,349	15,369,898
T. Rowe Price Group Inc.	392,495	28,711,009
TD Ameritrade Holding Corp.	352,465	8,561,375
Waddell & Reed Financial Inc. Class A	130,075	5,658,262

		215,444,223
ELECTRIC — 4.99%
AES Corp. (The)	939,705	11,267,063
Alliant Energy Corp.	167,890	8,465,014
Ameren Corp.	367,232	12,647,470
Calpine Corp.[a]	596,367	12,660,871
CMS Energy Corp.	403,850	10,972,604
Consolidated Edison Inc.	443,281	25,847,715
DTE Energy Co.	263,272	17,641,857
Edison International	493,101	23,747,744
Entergy Corp.	269,679	18,791,233
FirstEnergy Corp.	632,952	23,634,428
Great Plains Energy Inc.	232,701	5,245,080
Hawaiian Electric Industries Inc.	147,700	3,738,287
Integrys Energy Group Inc.	119,770	7,010,138
ITC Holdings Corp.	79,212	7,232,056
MDU Resources Group Inc.	285,816	7,405,492
National Fuel Gas Co.	111,366	6,453,660
Northeast Utilities	476,169	20,008,621
NRG Energy Inc.	488,090	13,032,003
NV Energy Inc.	356,368	8,360,393
OGE Energy Corp.	150,019	10,231,296
Pepco Holdings Inc.	376,254	7,585,281
Pinnacle West Capital Corp.	166,412	9,230,874
PPL Corp.	896,476	27,127,364
Public Service Enterprise Group Inc.	765,760	25,009,722
SCANA Corp.	211,137	10,366,827
TECO Energy Inc.	329,351	5,661,544
Westar Energy Inc.	192,063	6,138,333
Wisconsin Energy Corp.	346,173	14,189,631
Xcel Energy Inc.	752,553	21,327,352

		381,029,953

Security	Shares	Value

ELECTRICAL COMPONENTS & EQUIPMENT — 0.53%
AMETEK Inc.	368,587	$15,591,230
Energizer Holdings Inc.	94,204	9,468,444
Hubbell Inc. Class B	89,841	8,894,259
Molex Inc.	210,492	6,175,835

		40,129,768
ELECTRONICS — 1.57%
Agilent Technologies Inc.	525,411	22,466,574
Amphenol Corp. Class A	241,886	18,852,595
Avnet Inc.[a]	207,443	6,970,085
AVX Corp.	75,688	889,334
FLIR Systems Inc.	214,766	5,792,239
Garmin Ltd.	185,607	6,711,549
Gentex Corp.	217,345	5,009,802
Jabil Circuit Inc.	306,730	6,251,157
Mettler-Toledo International Inc.[a,b]	45,689	9,192,627
National Instruments Corp.	145,065	4,053,116
PerkinElmer Inc.	169,439	5,506,768
Tech Data Corp.[a]	57,170	2,692,135
Trimble Navigation Ltd.[a]	387,163	10,070,110
Vishay Intertechnology Inc.[a]	196,999	2,736,316
Waters Corp.[a]	129,690	12,975,485

		120,169,892
ENERGY — ALTERNATE SOURCES — 0.02%
Solarcity Corp.[a]	32,660	1,233,568

		1,233,568
ENGINEERING & CONSTRUCTION — 0.72%
AECOM Technology Corp.[a]	156,039	4,960,480
Chicago Bridge & Iron Co. NV	152,235	9,082,340
Fluor Corp.	246,508	14,620,389
Jacobs Engineering Group Inc.[a]	197,968	10,913,976
KBR Inc.	223,727	7,271,128
McDermott International Inc.[a,b]	355,902	2,911,278
URS Corp.	114,886	5,424,917

		55,184,508
ENTERTAINMENT — 0.54%
Bally Technologies Inc.[a,b]	58,476	3,299,216
Cinemark Holdings Inc.	174,553	4,873,520
Dolby Laboratories Inc. Class Ab	68,253	2,283,063
DreamWorks Animation SKG Inc. Class Aa	111,716	2,866,633
International Game Technology	394,150	6,586,247
Lions Gate Entertainment Corp.[a]	122,273	3,358,839
Madison Square Garden Inc. Class Aa	92,556	5,483,943
Penn National Gaming Inc.[a]	102,814	5,434,748
Regal Entertainment Group Class Ab	123,086	2,203,239
SeaWorld Entertainment Inc.	46,142	1,619,584
Six Flags Entertainment Corp.	99,996	3,515,859

		41,524,891
ENVIRONMENTAL CONTROL — 0.57%
Clean Harbors Inc.[a,b]	91,631	4,630,115
Covanta Holding Corp.	160,550	3,214,211
Republic Services Inc.	409,234	13,889,402

281

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2013

Security	Shares	Value

Stericycle Inc.[a]	130,587	$14,420,722
Waste Connections Inc.	186,808	7,685,281

		43,839,731
FOOD — 2.69%
Campbell Soup Co.	265,494	11,891,476
ConAgra Foods Inc.	630,820	22,034,543
Dean Foods Co.[a,b]	283,570	2,841,372
Flowers Foods Inc.	258,827	5,707,135
Fresh Market Inc. (The)[a]	62,167	3,090,943
Hershey Co. (The)	227,007	20,267,185
Hillshire Brands Co.	184,787	6,112,754
Hormel Foods Corp.	202,961	7,830,235
Ingredion Inc.	117,260	7,694,601
J.M. Smucker Co. (The)	162,334	16,744,752
Kroger Co. (The)	787,088	27,186,020
McCormick & Co. Inc. NVS	199,637	14,046,459
Pinnacle Foods Inc.	50,656	1,223,342
Safeway Inc.	364,772	8,630,506
Smithfield Foods Inc.[a]	210,035	6,878,646
Tyson Foods Inc. Class A	423,896	10,885,649
WhiteWave Foods Co. Class Aa,b	208,271	3,384,404
Whole Foods Market Inc.	561,327	28,897,114

		205,347,136
FOREST PRODUCTS & PAPER — 0.55%
Domtar Corp.	49,980	3,323,670
International Paper Co.	673,252	29,831,796
MeadWestvaco Corp.	267,835	9,135,852

		42,291,318
GAS — 1.17%
AGL Resources Inc.	178,879	7,666,754
Atmos Energy Corp.	137,062	5,627,766
CenterPoint Energy Inc.	648,578	15,235,097
NiSource Inc.	472,271	13,525,842
Questar Corp.	264,969	6,319,511
Sempra Energy	368,640	30,140,006
UGI Corp.	172,312	6,739,122
Vectren Corp.	124,545	4,213,357

		89,467,455
HAND & MACHINE TOOLS — 0.56%
Kennametal Inc.	119,187	4,628,031
Lincoln Electric Holdings Inc.	125,739	7,201,073
Regal Beloit Corp.	68,099	4,415,539
Snap-on Inc.	88,202	7,883,495
Stanley Black & Decker Inc.	245,056	18,942,829

		43,070,967
HEALTH CARE — PRODUCTS — 2.51%
Alere Inc.[a]	121,518	2,977,191
Boston Scientific Corp.[a]	2,041,815	18,927,625
Bruker Corp.[a]	165,677	2,675,684
C.R. Bard Inc.	121,811	13,238,419
CareFusion Corp.[a]	332,685	12,259,442
Cooper Companies Inc. (The)	73,130	8,706,127
Edwards Lifesciences Corp.[a]	170,972	11,489,318

Security	Shares	Value

Henry Schein Inc.[a,b]	131,878	$12,627,319
Hill-Rom Holdings Inc.	90,476	3,047,232
Hologic Inc.[a]	407,621	7,867,085
Hospira Inc.[a,b]	250,485	9,596,080
IDEXX Laboratories Inc.[a,b]	81,891	7,352,174
QIAGEN NVa	354,231	7,052,739
ResMed Inc.[b]	215,630	9,731,382
Sirona Dental Systems Inc.[a]	83,159	5,478,515
St. Jude Medical Inc.	428,862	19,568,973
TECHNE Corp.	55,760	3,851,901
Teleflex Inc.	62,231	4,822,280
Varian Medical Systems Inc.[a,b]	164,109	11,069,152
Zimmer Holdings Inc.	254,815	19,095,836

		191,434,474
HEALTH CARE — SERVICES — 2.17%
Brookdale Senior Living Inc.[a]	152,042	4,019,990
Cigna Corp.	431,818	31,302,487
Community Health Systems Inc.	142,104	6,661,836
Covance Inc.[a,b]	84,582	6,440,073
DaVita HealthCare Partners Inc.[a]	139,394	16,838,795
HCA Holdings Inc.	405,012	14,604,733
Health Management Associates Inc. Class Aa,b	392,536	6,170,666
Health Net Inc.[a]	120,114	3,822,027
Humana Inc.	238,375	20,114,083
Laboratory Corp. of America Holdings[a,b]	140,605	14,074,561
LifePoint Hospitals Inc.[a]	71,742	3,503,879
MEDNAX Inc.[a,b]	76,009	6,960,904
Quest Diagnostics Inc.	239,177	14,501,302
Tenet Healthcare Corp.[a]	156,660	7,222,026
Universal Health Services Inc. Class B	137,314	9,194,545

		165,431,907
HOLDING COMPANIES — DIVERSIFIED — 0.32%
American Capital Ltd.[a]	458,787	5,812,831
Ares Capital Corp.	405,716	6,978,315
Leucadia National Corp.	447,756	11,740,163

		24,531,309
HOME BUILDERS — 0.64%
D.R. Horton Inc.	426,832	9,082,985
Lennar Corp. Class A	250,251	9,019,046
NVR Inc.[a]	7,541	6,952,802
PulteGroup Inc.[a]	586,508	11,126,057
Taylor Morrison Home Corp. Class Aa	48,085	1,172,313
Thor Industries Inc.	66,446	3,267,814
Toll Brothers Inc.[a]	256,040	8,354,585

		48,975,602
HOME FURNISHINGS — 0.31%
Harman International Industries Inc.	102,860	5,575,012
Tempur Sealy International Inc.[a,b]	91,356	4,010,528
Whirlpool Corp.	119,819	13,702,501

		23,288,041
HOUSEHOLD PRODUCTS & WARES — 0.69%
Avery Dennison Corp.	150,735	6,445,429
Church & Dwight Co. Inc.	209,153	12,906,832

282

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2013

Security	Shares	Value

Clorox Co. (The)	199,270	$16,567,308
Jarden Corp.[a]	170,389	7,454,519
Scotts Miracle-Gro Co. (The) Class A	64,821	3,131,502
Tupperware Brands Corp.	80,057	6,219,628

		52,725,218
HOUSEWARES — 0.20%
Newell Rubbermaid Inc.	436,653	11,462,141
Toro Co. (The)	87,590	3,977,462

		15,439,603
INSURANCE — 4.50%
Alleghany Corp.[a]	25,407	9,738,757
Allied World Assurance Co. Holdings Ltd.	52,345	4,790,091
American Financial Group Inc.	117,629	5,753,234
American National Insurance Co.	10,857	1,079,946
Aon PLC	467,844	30,105,761
Arch Capital Group Ltd.[a]	201,421	10,355,054
Arthur J. Gallagher & Co.	191,853	8,382,058
Aspen Insurance Holdings Ltd.	100,337	3,721,499
Assurant Inc.	116,539	5,933,000
Assured Guaranty Ltd.	255,176	5,629,183
Axis Capital Holdings Ltd.[b]	180,445	8,260,772
Brown & Brown Inc.	178,444	5,753,035
Cincinnati Financial Corp.	247,365	11,354,054
CNA Financial Corp.	39,424	1,286,011
Endurance Specialty Holdings Ltd.[b]	65,224	3,355,775
Erie Indemnity Co. Class A	37,597	2,996,105
Everest Re Group Ltd.	75,639	9,701,458
Fidelity National Financial Inc. Class A	344,498	8,202,497
Genworth Financial Inc. Class Aa	746,333	8,515,660
Hanover Insurance Group Inc. (The)	66,630	3,260,206
Hartford Financial Services Group Inc. (The)	689,971	21,333,903
HCC Insurance Holdings Inc.	151,970	6,551,427
ING U.S. Inc.[a]	113,500	3,071,310
Kemper Corp.	72,068	2,468,329
Lincoln National Corp.	406,317	14,818,381
Markel Corp.[a]	20,866	10,995,339
MBIA Inc.[a]	214,529	2,855,381
Mercury General Corp.	40,833	1,795,019
Old Republic International Corp.	392,921	5,056,893
PartnerRe Ltd.	87,274	7,903,533
Principal Financial Group Inc.	444,087	16,631,058
ProAssurance Corp.	93,574	4,880,820
Progressive Corp. (The)	912,874	23,205,257
Protective Life Corp.	118,752	4,561,264
Reinsurance Group of America Inc.	109,735	7,583,786
RenaissanceRe Holdings Ltd.	67,374	5,847,389
StanCorp Financial Group Inc.	67,020	3,311,458
Torchmark Corp.	139,985	9,118,623
Unum Group	404,002	11,865,539
Validus Holdings Ltd.	157,959	5,705,479
W.R. Berkley Corp.	164,126	6,706,188
White Mountains Insurance Group Ltd.	9,349	5,375,114
XL Group PLC	441,768	13,394,406

		343,210,052
INTERNET — 2.38%
AOL Inc.[a]	117,243	4,277,025
Equinix Inc.[a]	74,698	13,798,215

Security	Shares	Value

Expedia Inc.	161,313	$9,702,977
F5 Networks Inc.[a]	119,269	8,205,707
Groupon Inc.[a]	635,494	5,401,699
HomeAway Inc.[a]	85,509	2,765,361
IAC/InterActiveCorp	113,034	5,375,897
Liberty Interactive Corp. Series Aa	801,684	18,446,749
Liberty Ventures Series Aa	55,683	4,733,612
LinkedIn Corp. Class Aa	136,918	24,412,479
Netflix Inc.[a,b]	76,030	16,049,173
Pandora Media Inc.[a,b]	195,592	3,598,893
Rackspace Hosting Inc.[a,b]	171,702	6,505,789
Splunk Inc.[a]	155,328	7,201,006
Symantec Corp.	1,054,326	23,690,705
TIBCO Software Inc.[a]	248,387	5,315,482
TripAdvisor Inc.[a]	169,620	10,324,769
VeriSign Inc.[a,b]	215,824	9,638,700
Zynga Inc. Class Aa,b	883,107	2,455,037

		181,899,275
IRON & STEEL — 0.64%
Allegheny Technologies Inc.	163,418	4,299,528
Carpenter Technology Corp.	69,608	3,137,232
Cliffs Natural Resources Inc.[b]	231,760	3,766,100
Nucor Corp.	480,953	20,834,884
Reliance Steel & Aluminum Co.	116,080	7,610,205
Steel Dynamics Inc.	333,622	4,974,304
United States Steel Corp.[b]	218,419	3,828,885

		48,451,138
LEISURE TIME — 0.49%
Harley-Davidson Inc.	339,229	18,596,534
Norwegian Cruise Line Holdings Ltd.[a]	42,594	1,291,024
Polaris Industries Inc.	98,025	9,312,375
Royal Caribbean Cruises Ltd.	247,227	8,242,548

		37,442,481
LODGING — 0.96%
Choice Hotels International Inc.	41,206	1,635,466
Hyatt Hotels Corp. Class Aa	67,730	2,733,583
Marriott International Inc. Class A	352,448	14,228,326
MGM Resorts International[a]	562,653	8,316,011
Starwood Hotels & Resorts Worldwide Inc.	294,466	18,607,306
Wyndham Worldwide Corp.	205,646	11,769,121
Wynn Resorts Ltd.	122,021	15,618,688

		72,908,501
MACHINERY — 1.60%
AGCO Corp.	147,295	7,392,736
Babcock & Wilcox Co. (The)	169,846	5,100,475
CNH Global NV	46,137	1,922,067
Flowserve Corp.	216,389	11,687,170
Gardner Denver Inc.	74,485	5,599,782
Graco Inc.	92,729	5,861,400
IDEX Corp.	124,469	6,697,677
Joy Global Inc.	160,839	7,805,517
Manitowoc Co. Inc. (The)	202,100	3,619,611
Nordson Corp.	97,198	6,736,793
Rockwell Automation Inc.	211,371	17,573,385
Roper Industries Inc.	149,862	18,615,858

283

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2013

Security	Shares	Value

Terex Corp.[a]	168,329	$4,427,053
Wabtec Corp.	145,605	7,779,675
Xylem Inc.	280,458	7,555,539
Zebra Technologies Corp. Class Aa	77,091	3,348,833

		121,723,571
MANUFACTURING — 2.23%
A.O. Smith Corp.	117,088	4,247,953
AptarGroup Inc.	100,957	5,573,836
Carlisle Companies Inc.	95,492	5,950,107
Colfax Corp.[a]	129,589	6,752,883
Crane Co.	73,418	4,399,207
Donaldson Co. Inc.	222,155	7,922,047
Dover Corp.	258,959	20,110,756
Harsco Corp.	122,124	2,832,056
Hexcel Corp.[a]	151,753	5,167,190
Ingersoll-Rand PLC	452,359	25,114,972
ITT Corp.[b]	136,090	4,002,407
Leggett & Platt Inc.[b]	215,872	6,711,460
Pall Corp.	168,445	11,189,801
Parker Hannifin Corp.	225,886	21,549,524
Pentair Ltd. Registered	309,210	17,838,325
SPX Corp.	70,831	5,098,415
Textron Inc.	420,543	10,955,145
Trinity Industries Inc.	119,894	4,608,725

		170,024,809
MEDIA — 1.73%
AMC Networks Inc. Class Aa	90,929	5,947,666
Cablevision NY Group Class A	294,953	4,961,109
Charter Communications Inc. Class Aa	100,185	12,407,912
Discovery Communications Inc. Series Aa	370,363	28,595,727
DISH Network Corp. Class A	315,574	13,418,207
FactSet Research Systems Inc.[b]	66,573	6,786,452
Gannett Co. Inc.	346,437	8,473,849
John Wiley & Sons Inc. Class A	68,867	2,760,878
Liberty Media Corp.[a]	152,776	19,365,886
Nielsen Holdings NV	330,590	11,104,518
Scripps Networks Interactive Inc. Class A	165,971	11,080,224
Starz Class Aa,b	175,813	3,885,467
Washington Post Co. (The) Class Bb	6,532	3,159,986

		131,947,881
METAL FABRICATE & HARDWARE — 0.17%
Timken Co. (The)	130,708	7,356,246
Valmont Industries Inc.	40,497	5,794,716

		13,150,962
MINING — 0.59%
Alcoa Inc.	1,618,548	12,657,045
Compass Minerals International Inc.	50,418	4,261,833
Newmont Mining Corp.	745,100	22,315,745
Royal Gold Inc.	97,200	4,090,176
Tahoe Resources Inc.[a]	127,977	1,810,875

		45,135,674
OFFICE & BUSINESS EQUIPMENT — 0.28%
Pitney Bowes Inc.	304,979	4,477,092

Security	Shares	Value

Xerox Corp.	1,858,409	$16,855,769

		21,332,861
OIL & GAS — 5.04%
Atwood Oceanics Inc.[a,b]	86,740	4,514,817
Cabot Oil & Gas Corp.	318,962	22,652,681
Cheniere Energy Inc.[a]	365,250	10,139,340
Chesapeake Energy Corp.	876,895	17,871,120
Cimarex Energy Co.	130,849	8,503,877
Cobalt International Energy Inc.[a]	416,768	11,073,526
Concho Resources Inc.[a,b]	158,513	13,270,708
Continental Resources Inc.[a]	64,653	5,564,037
CVR Energy Inc.	23,680	1,122,432
Denbury Resources Inc.[a]	564,805	9,782,423
Diamond Offshore Drilling Inc.	104,208	7,168,468
Energen Corp.	109,322	5,713,168
EQT Corp.	227,680	18,070,962
Gulfport Energy Corp.[a]	117,122	5,512,933
Helmerich & Payne Inc.	143,583	8,966,758
HollyFrontier Corp.	307,403	13,150,700
Kosmos Energy Ltd.[a]	153,081	1,555,303
Laredo Petroleum Holdings Inc.[a]	58,668	1,206,214
Murphy Oil Corp.	289,035	17,599,341
Nabors Industries Ltd.	445,941	6,827,357
Newfield Exploration Co.[a]	205,027	4,898,095
Noble Energy Inc.	542,762	32,587,430
Oasis Petroleum Inc.[a]	141,651	5,505,974
Patterson-UTI Energy Inc.	222,357	4,303,720
PBF Energy Inc.	35,875	929,163
Pioneer Natural Resources Co.	206,703	29,920,259
QEP Resources Inc.	271,336	7,537,714
Range Resources Corp.	246,807	19,083,117
Rowan Companies PLC Class Aa	187,993	6,404,922
SandRidge Energy Inc.[a,b]	748,319	3,561,998
Seadrill Ltd.	534,864	21,790,359
SM Energy Co.	100,362	6,019,713
Southwestern Energy Co.[a]	532,019	19,434,654
Tesoro Corp.	205,561	10,754,952
Ultra Petroleum Corp.[a,b]	231,495	4,588,231
Unit Corp.[a]	73,502	3,129,715
Whiting Petroleum Corp.[a]	178,348	8,220,059
WPX Energy Inc.[a,b]	303,080	5,740,335

		384,676,575
OIL & GAS SERVICES — 1.13%
Cameron International Corp.[a]	375,407	22,959,892
Dresser-Rand Group Inc.[a]	115,288	6,914,974
Dril-Quip Inc.[a]	61,438	5,547,237
FMC Technologies Inc.[a]	358,978	19,987,895
MRC Global Inc.[a]	125,682	3,471,337
Oceaneering International Inc.	163,759	11,823,400
Oil States International Inc.[a]	83,192	7,706,907
RPC Inc.	98,891	1,365,685
Superior Energy Services Inc.[a]	241,522	6,265,080

		86,042,407
PACKAGING & CONTAINERS — 0.88%
Ball Corp.	225,162	9,353,229
Bemis Co. Inc.	155,743	6,095,781
Crown Holdings Inc.[a]	217,711	8,954,453

284

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2013

Security	Shares	Value

Greif Inc. Class A	47,726	$2,513,728
Owens-Illinois Inc.[a]	248,983	6,919,238
Packaging Corp. of America	148,422	7,266,741
Rock-Tenn Co. Class A	108,890	10,875,933
Sealed Air Corp.	296,425	7,099,379
Silgan Holdings Inc.	66,708	3,132,608
Sonoco Products Co.	153,229	5,297,127

		67,508,217
PHARMACEUTICALS — 3.74%
Actavis Inc.[a]	201,771	25,467,536
Alkermes PLC[a]	191,347	5,487,832
AmerisourceBergen Corp.	349,471	19,510,966
BioMarin Pharmaceutical Inc.[a,b]	210,395	11,737,937
Cardinal Health Inc.	517,333	24,418,118
Catamaran Corp.[a]	311,639	15,183,052
DENTSPLY International Inc.	216,869	8,882,954
Endo Health Solutions Inc.[a,b]	169,893	6,250,363
Forest Laboratories Inc.[a]	403,601	16,547,641
Herbalife Ltd.[b]	129,037	5,824,730
Jazz Pharmaceuticals PLC[a]	78,496	5,395,030
Mead Johnson Nutrition Co. Class A	306,437	24,279,003
Medivation Inc.[a,b]	113,445	5,581,494
Mylan Inc.[a]	576,772	17,897,235
Omnicare Inc.	158,815	7,577,064
Onyx Pharmaceuticals Inc.[a,b]	110,094	9,558,361
Patterson Companies Inc.	132,341	4,976,022
Perrigo Co.	142,327	17,221,567
Pharmacyclics Inc.[a]	88,472	7,030,870
Quintiles Transnational Holdings Inc.[a]	41,246	1,755,430
Salix Pharmaceuticals Ltd.[a]	92,795	6,138,389
Theravance Inc.[a]	110,491	4,257,218
VCA Antech Inc.[a]	132,639	3,460,552
Warner Chilcott PLC Class A	379,796	7,550,344
Zoetis Inc.	756,663	23,373,320

		285,363,028
PIPELINES — 0.17%
ONEOK Inc.	311,946	12,886,489

		12,886,489
REAL ESTATE — 0.57%
CBRE Group Inc. Class Aa	422,325	9,865,512
Forest City Enterprises Inc. Class Aa	236,775	4,240,640
Howard Hughes Corp. (The)[a]	59,787	6,701,525
Jones Lang LaSalle Inc.	66,746	6,083,231
Realogy Holdings Corp.[a]	181,801	8,733,720
St. Joe Co. (The)[a,b]	96,738	2,036,335
WP Carey Inc.	86,912	5,750,967

		43,411,930
REAL ESTATE INVESTMENT TRUSTS — 7.93%
Alexandria Real Estate Equities Inc.	108,113	7,105,186
American Campus Communities Inc.	158,593	6,448,391
American Capital Agency Corp.	600,031	13,794,713
Annaly Capital Management Inc.	1,433,820	18,023,117
Apartment Investment and Management Co. Class A	220,848	6,634,274
AvalonBay Communities Inc.	195,810	26,416,727
BioMed Realty Trust Inc.	282,015	5,705,164

Security	Shares	Value

Boston Properties Inc.	229,656	$24,221,818
Brandywine Realty Trust	237,016	3,204,456
BRE Properties Inc. Class A	116,657	5,835,183
Camden Property Trust[b]	128,409	8,878,198
CBL & Associates Properties Inc.	246,875	5,288,063
Chimera Investment Corp.	1,555,508	4,666,524
CommonWealth REIT	179,087	4,140,491
Corporate Office Properties Trust	129,846	3,311,073
Corrections Corp. of America	175,068	5,929,553
DDR Corp.[b]	399,651	6,654,189
Digital Realty Trust Inc.[b]	194,360	11,855,960
Douglas Emmett Inc.[b]	214,031	5,340,073
Duke Realty Corp.[b]	486,878	7,590,428
Equity Lifestyle Properties, Inc.	63,065	4,956,278
Essex Property Trust Inc.	57,513	9,139,966
Extra Space Storage Inc.	167,981	7,043,443
Federal Realty Investment Trust	98,750	10,238,400
General Growth Properties Inc.	899,830	17,879,622
Hatteras Financial Corp.	149,612	3,686,440
HCP Inc.	687,837	31,255,313
Health Care REIT Inc.	430,652	28,866,604
Healthcare Trust of America Inc. Class A	168,721	1,894,737
Home Properties Inc.[b]	79,075	5,169,133
Hospitality Properties Trust	211,517	5,558,667
Host Hotels & Resorts Inc.	1,127,121	19,014,531
Kilroy Realty Corp.[b]	114,221	6,054,855
Kimco Realty Corp.	618,653	13,257,734
Liberty Property Trust	161,156	5,956,326
Macerich Co. (The)	207,656	12,660,786
Mack-Cali Realty Corp.	133,108	3,259,815
MFA Financial Inc.	546,882	4,621,153
Mid-America Apartment Communities Inc.[b]	64,991	4,404,440
National Retail Properties Inc.[b]	179,163	6,163,207
Omega Healthcare Investors Inc.	175,820	5,453,936
Piedmont Office Realty Trust Inc. Class A	253,792	4,537,801
Plum Creek Timber Co. Inc.[b]	246,465	11,502,522
Post Properties Inc.[b]	82,632	4,089,458
Prologis Inc.	754,034	28,442,163
Rayonier Inc.	190,746	10,565,421
Realty Income Corp.[b]	297,004	12,450,408
Regency Centers Corp.	138,655	7,045,061
Retail Properties of America Inc. Class A	202,756	2,895,356
Senior Housing Properties Trust	284,673	7,381,571
SL Green Realty Corp.[b]	134,516	11,862,966
Starwood Property Trust Inc.	251,532	6,225,417
Tanger Factory Outlet Centers Inc.	142,919	4,782,070
Taubman Centers Inc.	88,317	6,637,023
Two Harbors Investment Corp.	552,769	5,665,882
UDR Inc.	377,586	9,624,667
Ventas Inc.	443,689	30,818,638
Vornado Realty Trust	282,918	23,439,756
Weingarten Realty Investors[b]	184,387	5,673,588
Weyerhaeuser Co.	828,873	23,614,592

		604,833,327
RETAIL — 6.95%
Abercrombie & Fitch Co. Class A	118,531	5,363,528
Advance Auto Parts Inc.	110,429	8,963,522
American Eagle Outfitters Inc.	291,647	5,325,474
Ascena Retail Group Inc.[a,b]	190,802	3,329,495
AutoNation Inc.[a,b]	76,929	3,337,949
AutoZone Inc.[a,b]	53,684	22,745,374

285

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2013

Security	Shares	Value

Bed Bath & Beyond Inc.[a]	330,821	$23,455,209
Best Buy Co. Inc.	413,319	11,296,008
Big Lots Inc.[a,b]	88,141	2,779,086
Brinker International Inc.	106,793	4,210,848
Burger King Worldwide Inc.	151,945	2,964,447
Cabela’s Inc.[a]	71,954	4,659,741
CarMax Inc.[a]	339,871	15,688,445
Chico’s FAS Inc.	245,584	4,189,663
Chipotle Mexican Grill Inc.[a]	46,784	17,045,750
Copart Inc.[a]	169,071	5,207,387
CST Brands Inc.[a,b]	91,318	2,813,508
Darden Restaurants Inc.	196,478	9,918,209
Dick’s Sporting Goods Inc.	149,544	7,486,173
Dillard’s Inc. Class A	40,870	3,350,114
Dollar General Corp.[a]	495,219	24,973,894
Dollar Tree Inc.[a]	338,769	17,223,016
Domino’s Pizza Inc.	85,148	4,951,356
DSW Inc. Class A	53,893	3,959,519
Dunkin’ Brands Group Inc.	161,352	6,909,093
Family Dollar Stores Inc.	145,719	9,079,751
Foot Locker Inc.	227,235	7,982,766
GameStop Corp. Class A	179,902	7,561,281
Gap Inc. (The)	422,544	17,632,761
GNC Holdings Inc. Class A	148,819	6,579,288
Guess? Inc.	89,850	2,788,046
J.C. Penney Co. Inc.[a,b]	258,851	4,421,175
Kohl’s Corp.	336,010	16,971,865
L Brands Inc.	363,268	17,890,949
Macy’s Inc.	580,709	27,874,032
MSC Industrial Direct Co. Inc. Class A	71,897	5,569,142
Nordstrom Inc.	219,500	13,156,830
Nu Skin Enterprises Inc. Class Ab	88,418	5,404,108
O’Reilly Automotive Inc.[a]	167,194	18,829,388
Panera Bread Co. Class Aa,b	42,539	7,909,702
PetSmart Inc.	156,374	10,475,494
PVH Corp.	122,996	15,380,650
Ross Stores Inc.	332,669	21,560,278
Sally Beauty Holdings Inc.[a]	256,974	7,991,891
Sears Holdings Corp.[a,b]	65,608	2,760,785
Signet Jewelers Ltd.	122,416	8,254,511
Staples Inc.	1,004,829	15,936,588
Tiffany & Co.	169,077	12,315,569
Tractor Supply Co.	105,626	12,422,674
Ulta Salon, Cosmetics & Fragrance Inc.[a]	96,369	9,652,319
Urban Outfitters Inc.[a]	162,925	6,552,843
Wendy’s Co. (The)	432,309	2,520,361
Williams-Sonoma Inc.	147,871	8,264,510
World Fuel Services Corp.	109,934	4,395,161

		530,281,526

SAVINGS & LOANS — 0.44%
First Niagara Financial Group Inc.	535,769	5,395,194
Hudson City Bancorp Inc.	799,820	7,326,351
New York Community Bancorp Inc.	667,265	9,341,710
People’s United Financial Inc.	500,601	7,458,955
TFS Financial Corp.[a]	116,235	1,301,832
Washington Federal Inc.	157,740	2,978,131

		33,802,173

SEMICONDUCTORS — 3.32%
Advanced Micro Devices Inc.[a,b]	917,296	3,742,568

Security	Shares	Value

Altera Corp.	484,529	$15,984,612
Analog Devices Inc.	466,397	21,015,849
Applied Materials Inc.	1,818,559	27,114,715
Atmel Corp.[a,b]	648,823	4,768,849
Avago Technologies Ltd.[b]	372,459	13,922,517
Cree Inc.[a]	178,482	11,397,860
Fairchild Semiconductor International Inc.[a]	192,605	2,657,949
First Solar Inc.[a]	92,243	4,126,029
Freescale Semiconductor Ltd.[a]	82,502	1,117,902
KLA-Tencor Corp.	251,069	13,992,075
Lam Research Corp.[a]	246,278	10,919,966
Linear Technology Corp.	353,035	13,005,809
LSI Corp.[a]	831,849	5,939,402
Marvell Technology Group Ltd.	597,205	6,993,271
Maxim Integrated Products Inc.	440,543	12,238,285
Microchip Technology Inc.	298,380	11,114,655
Micron Technology Inc.[a]	1,559,220	22,343,623
NVIDIA Corp.	874,687	12,271,859
ON Semiconductor Corp.[a]	682,310	5,513,065
Rovi Corp.[a]	156,575	3,576,173
Silicon Laboratories Inc.[a]	64,265	2,661,214
Skyworks Solutions Inc.[a,b]	289,399	6,334,944
Teradyne Inc.[a,b]	286,569	5,035,017
Xilinx Inc.	399,356	15,818,491

		253,606,699

SHIPBUILDING — 0.06%
Huntington Ingalls Industries Inc.	75,319	4,254,017

		4,254,017

SOFTWARE — 3.44%
Activision Blizzard Inc.	647,458	9,232,751
Akamai Technologies Inc.[a]	268,954	11,443,993
Allscripts Healthcare Solutions Inc.[a,b]	266,013	3,442,208
ANSYS Inc.[a]	141,073	10,312,436
Autodesk Inc.[a]	339,635	11,527,212
BMC Software Inc.[a]	217,911	9,836,503
Broadridge Financial Solutions Inc.	183,502	4,877,483
CA Inc.	496,307	14,209,270
Cerner Corp.[a]	224,410	21,563,557
Citrix Systems Inc.[a]	283,209	17,085,999
Compuware Corp.	323,105	3,344,137
Concur Technologies Inc.[a,b]	70,615	5,746,649
Dun & Bradstreet Corp. (The)[b]	60,465	5,892,314
Electronic Arts Inc.[a]	458,051	10,521,432
Fidelity National Information Services Inc.	443,617	19,004,552
Fiserv Inc.[a]	201,540	17,616,611
Informatica Corp.[a]	163,594	5,722,518
Intuit Inc.	449,380	27,425,661
MSCI Inc. Class Aa,b	182,731	6,079,460
NetSuite Inc.[a,b]	53,031	4,865,064
Nuance Communications Inc.[a,b]	395,660	7,272,231
Red Hat Inc.[a]	286,959	13,722,379
ServiceNow Inc.[a,b]	119,508	4,826,928
SolarWinds Inc.[a]	98,052	3,805,398
Solera Holdings Inc.	104,283	5,803,349
Tableau Software Inc. Class Aa	14,291	792,007
VeriFone Systems Inc.[a,b]	164,492	2,765,111
Workday Inc. Class Aa,b	56,065	3,593,206

		262,330,419

286

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2013

Security	Shares	Value

TELECOMMUNICATIONS — 2.10%
Amdocs Ltd.	243,643	$9,036,719
Clearwire Corp. Class Aa	834,563	4,156,124
Crown Castle International Corp.[a]	444,603	32,184,811
EchoStar Corp. Class Aa	61,583	2,408,511
Frontier Communications Corp.[b]	1,510,254	6,116,529
Harris Corp.	165,864	8,168,802
Intelsat SAa	33,932	678,640
IPG Photonics Corp.[b]	48,396	2,939,089
JDS Uniphase Corp.[a]	352,053	5,062,522
Juniper Networks Inc.[a]	766,215	14,795,612
Level 3 Communications Inc.[a,b]	245,662	5,178,555
Motorola Solutions Inc.	366,428	21,153,888
NeuStar Inc. Class Aa,b	98,606	4,800,140
Palo Alto Networks Inc.[a]	50,473	2,127,942
Polycom Inc.[a]	261,195	2,752,995
SBA Communications Corp. Class Aa	193,118	14,313,906
T-Mobile US Inc.	260,764	6,469,555
Telephone & Data Systems Inc.	142,662	3,516,618
tw telecom inc.[a]	227,534	6,402,807
United States Cellular Corp.[b]	19,400	711,786
Windstream Corp.	897,215	6,917,528

		159,893,079
TEXTILES — 0.23%
Cintas Corp.	155,954	7,102,145
Mohawk Industries Inc.[a]	91,792	10,325,682

		17,427,827
TOYS, GAMES & HOBBIES — 0.41%
Hasbro Inc.	173,704	7,787,150
Mattel Inc.	522,745	23,685,576

		31,472,726
TRANSPORTATION — 1.19%
C.H. Robinson Worldwide Inc.	243,008	13,683,781
Con-way Inc.	85,292	3,322,976
Expeditors International of Washington Inc.	312,710	11,886,107
Genesee & Wyoming Inc. Class Aa	65,520	5,558,717
Golar LNG Ltd.[b]	64,906	2,069,852
J.B. Hunt Transport Services Inc.	138,400	9,998,016
Kansas City Southern Industries Inc.	166,758	17,669,678
Kirby Corp.[a]	85,905	6,832,884
Landstar System Inc.	70,486	3,630,029
Old Dominion Freight Line Inc.[a]	107,444	4,471,819
Ryder System Inc.	78,487	4,771,225
Teekay Corp.	56,011	2,275,727
Tidewater Inc.	74,924	4,268,420

		90,439,231
TRUCKING & LEASING — 0.07%
AMERCO	11,076	1,793,205
GATX Corp.	70,849	3,360,368

		5,153,573
WATER — 0.23%
American Water Works Co. Inc.	268,957	11,089,097

Security	Shares	Value

Aqua America Inc.	213,032	$6,665,771

		17,754,868

TOTAL COMMON STOCKS (Cost: $6,203,306,612)		7,613,236,033

SHORT-TERM INVESTMENTS — 6.32%

MONEY MARKET FUNDS — 6.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	443,872,903	443,872,903
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	31,037,332	31,037,332
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	7,540,264	7,540,264

		482,450,499

TOTAL SHORT-TERM INVESTMENTS (Cost: $482,450,499)		482,450,499

TOTAL INVESTMENTS IN SECURITIES — 106.09% (Cost: $6,685,757,111)		8,095,686,532
Other Assets, Less Liabilities — (6.09)%		(464,568,908)

NET ASSETS — 100.00%		$7,631,117,624

NVS  —   Non-Voting Shares

a Non-income earning security.

b All or a portion of this security represents a security on loan. See Note 3.

c Affiliated issuer. See Note 2.

d The rate quoted is the annualized seven-day yield of the fund at period end.

e All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

287

Schedule of Investments   (Unaudited)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.93%

ADVERTISING — 0.87%
Clear Channel Outdoor Holdings Inc. Class Aa	57,985	$432,568
Interpublic Group of Companies Inc. (The)	269,196	3,916,802
Lamar Advertising Co. Class Aa	108,838	4,723,569
Omnicom Group Inc.	357,504	22,476,277

		31,549,216
AEROSPACE & DEFENSE — 0.87%
B/E Aerospace Inc.[a]	127,766	8,059,479
Rockwell Collins Inc.	167,126	10,597,460
Spirit AeroSystems Holdings Inc. Class Aa	21,465	461,068
TransDigm Group Inc.	72,446	11,357,359
Triumph Group Inc.	14,477	1,145,855

		31,621,221
AGRICULTURE — 0.63%
Lorillard Inc.	522,263	22,812,448

		22,812,448
AIRLINES — 1.01%
Alaska Air Group Inc.[a]	89,646	4,661,592
Copa Holdings SA Class A	45,956	6,025,751
Delta Air Lines Inc.[a]	542,293	10,146,302
Southwest Airlines Co.	109,851	1,415,979
United Continental Holdings Inc.[a]	461,685	14,446,124

		36,695,748
APPAREL — 2.70%
Carter’s Inc.	81,857	6,063,148
Coach Inc.	388,410	22,174,327
Deckers Outdoor Corp.[a]	20,912	1,056,265
Hanesbrands Inc.	136,244	7,005,666
Michael Kors Holdings Ltd.[a]	278,514	17,273,438
Ralph Lauren Corp.	82,942	14,410,343
Under Armour Inc. Class Aa,b	115,765	6,912,328
VF Corp.	121,058	23,371,458

		98,266,973
AUTO MANUFACTURERS — 0.44%
Navistar International Corp.[a]	10,039	278,682
PACCAR Inc.	63,083	3,385,034
Tesla Motors Inc.[a,b]	115,562	12,414,826

		16,078,542
AUTO PARTS & EQUIPMENT — 1.44%
Allison Transmission Holdings Inc.	6,536	150,851
BorgWarner Inc.[a]	159,765	13,763,755
Delphi Automotive PLC	432,248	21,910,651
Goodyear Tire & Rubber Co.(The)[a]	339,683	5,193,753
Lear Corp.	14,371	868,871
Visteon Corp.[a]	68,735	4,338,553

Security	Shares	Value

WABCO Holdings Inc.[a]	80,716	$6,028,678

		52,255,112
BANKS — 0.01%
Signature Bank[a]	6,337	526,098

		526,098
BEVERAGES — 2.13%
Brown-Forman Corp. Class B NVS	208,738	14,100,252
Coca-Cola Enterprises Inc.	378,755	13,317,026
Constellation Brands Inc. Class Aa	199,989	10,423,427
Dr Pepper Snapple Group Inc.	282,116	12,957,588
Green Mountain Coffee Roasters Inc.[a,b]	206,207	15,477,897
Monster Beverage Corp.[a]	185,528	11,274,536

		77,550,726
BIOTECHNOLOGY — 2.71%
Alexion Pharmaceuticals Inc.[a]	269,802	24,886,536
ARIAD Pharmaceuticals Inc.[a,b]	255,344	4,465,967
Charles River Laboratories International Inc.[a]	30,571	1,254,328
Cubist Pharmaceuticals Inc.[a]	90,065	4,350,140
Illumina Inc.[a,b]	171,961	12,869,561
Incyte Corp.[a]	142,284	3,130,248
Life Technologies Corp.[a]	154,819	11,458,154
Myriad Genetics Inc.[a,b]	110,129	2,959,166
Seattle Genetics Inc.[a]	138,667	4,362,464
United Therapeutics Corp.[a,b]	64,317	4,233,345
Vertex Pharmaceuticals Inc.[a]	306,095	24,447,808

		98,417,717
BUILDING MATERIALS — 0.95%
Armstrong World Industries Inc.[a]	37,968	1,814,491
Eagle Materials Inc.	68,381	4,531,609
Fortune Brands Home & Security Inc.	200,429	7,764,619
Lennox International Inc.	69,671	4,496,566
Martin Marietta Materials Inc.	63,640	6,263,449
Masco Corp.	493,389	9,616,152

		34,486,886
CHEMICALS — 3.37%
Airgas Inc.	90,549	8,643,808
Albemarle Corp.	46,153	2,874,870
Celanese Corp. Series A	220,725	9,888,480
Eastman Chemical Co.	214,019	14,983,470
FMC Corp.	188,207	11,491,919
International Flavors & Fragrances Inc.	112,667	8,468,052
NewMarket Corp.	13,104	3,440,586
Rockwood Holdings Inc.	77,903	4,988,129
RPM International Inc.	171,339	5,472,568
Sherwin-Williams Co. (The)	122,455	21,625,553
Sigma-Aldrich Corp.	157,053	12,620,779
Valspar Corp. (The)	123,206	7,967,732
W.R. Grace & Co.[a]	91,442	7,684,786
Westlake Chemical Corp.	24,208	2,333,893

		122,484,625

288

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2013

Security	Shares	Value

COMMERCIAL SERVICES — 5.21%
Aaron’s Inc.	15,828	$443,342
Alliance Data Systems Corp.[a,b]	68,001	12,310,221
Avis Budget Group Inc.[a]	148,813	4,278,374
Booz Allen Hamilton Holding Corp.	39,798	691,689
Equifax Inc.	166,653	9,820,861
FleetCor Technologies Inc.[a]	93,822	7,627,729
Gartner Inc.[a]	129,615	7,386,759
Genpact Ltd.	232,151	4,466,585
Global Payments Inc.	105,393	4,881,804
H&R Block Inc.	376,344	10,443,546
Hertz Global Holdings Inc.[a]	478,632	11,870,074
Iron Mountain Inc.	211,985	5,640,921
KAR Auction Services Inc.	39,074	893,622
Lender Processing Services Inc.	101,395	3,280,128
McGraw Hill Financial Inc.	178,869	9,514,042
Moody’s Corp.	268,856	16,381,396
Morningstar Inc.	28,588	2,217,857
Paychex Inc.	404,793	14,783,040
Quanta Services Inc.[a]	60,529	1,601,597
R.R. Donnelley & Sons Co.	135,701	1,901,171
Robert Half International Inc.	192,929	6,411,031
Rollins Inc.	88,019	2,279,692
SEI Investments Co.	188,532	5,359,965
Service Corp. International	228,320	4,116,610
Total System Services Inc.	175,273	4,290,683
United Rentals Inc.[a,b]	130,286	6,502,574
Vantiv Inc. Class Aa	120,756	3,332,866
Verisk Analytics Inc. Class Aa	209,181	12,488,106
Weight Watchers International Inc.	20,311	934,306
Western Union Co.	770,234	13,178,704

		189,329,295
COMPUTERS — 2.36%
3D Systems Corp.[a]	138,980	6,101,222
Cadence Design Systems Inc.[a,b]	391,258	5,665,416
DST Systems Inc.	38,273	2,500,375
Fortinet Inc.[a]	187,551	3,282,142
IHS Inc. Class Aa	90,839	9,481,775
Jack Henry & Associates Inc.	119,056	5,611,109
MICROS Systems Inc.[a,b]	16,204	699,203
NCR Corp.[a]	227,294	7,498,429
NetApp Inc.[a]	498,166	18,820,711
Riverbed Technology Inc.[a]	213,516	3,322,309
SanDisk Corp.[a]	152,686	9,329,115
Stratasys Ltd.[a,b]	24,178	2,024,666
Teradata Corp.[a]	225,908	11,347,359

		85,683,831
COSMETICS & PERSONAL CARE — 0.35%
Avon Products Inc.	598,584	12,588,221

		12,588,221
DISTRIBUTION & WHOLESALE — 2.01%
Fastenal Co.	410,150	18,805,378
Fossil Group Inc.[a]	71,103	7,345,651
Genuine Parts Co.	202,464	15,806,364
LKQ Corp.[a]	412,841	10,630,656

Security	Shares	Value

W.W. Grainger Inc.	81,533	$20,560,992

		73,149,041
DIVERSIFIED FINANCIAL SERVICES — 2.70%
Affiliated Managers Group Inc.[a]	72,886	11,948,931
Ameriprise Financial Inc.	88,829	7,184,490
Artisan Partners Asset Management Inc.[a]	7,257	362,197
CBOE Holdings Inc.	120,990	5,642,974
Eaton Vance Corp. NVS	165,936	6,237,534
Federated Investors Inc. Class Bb	94,540	2,591,341
IntercontinentalExchange Inc.[a,b]	100,607	17,883,900
Lazard Ltd. Class A	177,123	5,694,504
LPL Financial Holdings Inc.	61,467	2,320,994
Nationstar Mortgage Holdings Inc.[a]	29,493	1,104,218
Ocwen Financial Corp.[a]	143,170	5,901,467
T. Rowe Price Group Inc.	358,547	26,227,713
Waddell & Reed Financial Inc. Class A	118,805	5,168,018

		98,268,281
ELECTRIC — 0.22%
Calpine Corp.[a]	62,544	1,327,809
ITC Holdings Corp.	72,351	6,605,646

		7,933,455
ELECTRICAL COMPONENTS & EQUIPMENT — 0.55%
AMETEK Inc.	336,700	14,242,410
Hubbell Inc. Class B	59,498	5,890,302

		20,132,712
ELECTRONICS — 1.63%
Agilent Technologies Inc.	56,153	2,401,102
Amphenol Corp. Class A	220,960	17,221,623
FLIR Systems Inc.	136,726	3,687,500
Gentex Corp.	114,147	2,631,088
Mettler-Toledo International Inc.[a,b]	41,733	8,396,680
National Instruments Corp.	133,104	3,718,926
Trimble Navigation Ltd.[a]	353,652	9,198,489
Waters Corp.[a]	118,468	11,852,723

		59,108,131
ENERGY — ALTERNATE SOURCES — 0.03%
Solarcity Corp.[a]	29,690	1,121,391

		1,121,391
ENGINEERING & CONSTRUCTION — 0.46%
AECOM Technology Corp.[a]	13,543	430,532
Chicago Bridge & Iron Co. NV	138,983	8,291,726
Fluor Corp.	134,882	7,999,851

		16,722,109
ENTERTAINMENT — 0.76%
Bally Technologies Inc.[a,b]	53,404	3,013,054
Cinemark Holdings Inc.	159,431	4,451,313
Dolby Laboratories Inc. Class Ab	24,870	831,901
International Game Technology	359,758	6,011,556
Lions Gate Entertainment Corp.[a]	111,514	3,063,290

289

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2013

Security	Shares	Value

Madison Square Garden Inc. Class Aa	84,462	$5,004,373
Regal Entertainment Group Class Ab	24,984	447,214
SeaWorld Entertainment Inc.	42,006	1,474,411
Six Flags Entertainment Corp.	91,202	3,206,662

		27,503,774
ENVIRONMENTAL CONTROL — 0.66%
Clean Harbors Inc.[a,b]	83,692	4,228,957
Stericycle Inc.[a]	119,288	13,172,974
Waste Connections Inc.	160,972	6,622,388

		24,024,319
FOOD — 3.75%
Campbell Soup Co.	159,821	7,158,383
ConAgra Foods Inc.	532,916	18,614,756
Flowers Foods Inc.	236,408	5,212,796
Fresh Market Inc. (The)[a,b]	56,689	2,818,577
Hershey Co. (The)	207,370	18,513,994
Hillshire Brands Co.	170,025	5,624,427
Hormel Foods Corp.	185,278	7,148,025
Ingredion Inc.	13,067	857,456
J.M. Smucker Co. (The)	19,382	1,999,253
Kroger Co. (The)	719,010	24,834,605
McCormick & Co. Inc. NVS	182,363	12,831,061
Pinnacle Foods Inc.	26,458	638,961
Safeway Inc.	25,992	614,971
WhiteWave Foods Co. Class Aa,b	191,332	3,109,145
Whole Foods Market Inc.	512,781	26,397,966

		136,374,376
FOREST PRODUCTS & PAPER — 0.64%
International Paper Co.	528,826	23,432,280

		23,432,280
GAS — 0.02%
Questar Corp.	31,221	744,621

		744,621
HAND & MACHINE TOOLS — 0.25%
Lincoln Electric Holdings Inc.	114,849	6,577,402
Snap-on Inc.	9,103	813,626
Stanley Black & Decker Inc.	19,642	1,518,327

		8,909,355
HEALTH CARE — PRODUCTS — 2.45%
Bruker Corp.[a]	150,320	2,427,668
C.R. Bard Inc.	111,271	12,092,932
Cooper Companies Inc. (The)	49,464	5,888,689
Edwards Lifesciences Corp.[a]	156,174	10,494,893
Henry Schein Inc.[a]	120,421	11,530,311
Hologic Inc.[a]	108,869	2,101,172
IDEXX Laboratories Inc.[a,b]	74,801	6,715,634
ResMed Inc.[b]	196,969	8,889,211
Sirona Dental Systems Inc.[a]	75,889	4,999,567
St. Jude Medical Inc.	249,161	11,369,216
TECHNE Corp.	23,677	1,635,607
Varian Medical Systems Inc.[a]	149,905	10,111,092

Security	Shares	Value

Zimmer Holdings Inc.	13,036	$976,918

		89,232,910
HEALTH CARE — SERVICES — 1.75%
Brookdale Senior Living Inc.[a]	137,255	3,629,022
Cigna Corp.	22,822	1,654,367
Community Health Systems Inc.	10,075	472,316
Covance Inc.[a]	77,200	5,878,008
DaVita HealthCare Partners Inc.[a]	127,335	15,382,068
HCA Holdings Inc.	27,009	973,944
Health Management Associates Inc. Class Aa	358,262	5,631,879
Laboratory Corp. of America Holdings[a]	128,439	12,856,744
MEDNAX Inc.[a]	44,939	4,115,514
Quest Diagnostics Inc.	14,418	874,163
Tenet Healthcare Corp.[a]	143,002	6,592,392
Universal Health Services Inc. Class B	84,347	5,647,875

		63,708,292
HOLDING COMPANIES — DIVERSIFIED — 0.04%
Leucadia National Corp.	55,218	1,447,816

		1,447,816
HOME BUILDERS — 0.53%
NVR Inc.[a]	5,746	5,297,812
PulteGroup Inc.[a]	535,530	10,159,004
Taylor Morrison Home Corp. Class Aa	38,453	937,484
Thor Industries Inc.	60,960	2,998,013

		19,392,313
HOME FURNISHINGS — 0.12%
Tempur Sealy International Inc.[a,b]	83,434	3,662,753
Whirlpool Corp.	7,626	872,109

		4,534,862
HOUSEHOLD PRODUCTS & WARES — 1.14%
Avery Dennison Corp.	43,544	1,861,941
Church & Dwight Co. Inc.	190,986	11,785,746
Clorox Co. (The)	152,126	12,647,756
Jarden Corp.[a]	155,460	6,801,375
Scotts Miracle-Gro Co. (The) Class A	59,129	2,856,522
Tupperware Brands Corp.	73,122	5,680,848

		41,634,188
HOUSEWARES — 0.27%
Newell Rubbermaid Inc.	230,780	6,057,975
Toro Co. (The)	79,996	3,632,618

		9,690,593
INSURANCE — 1.60%
Allied World Assurance Co. Holdings Ltd.	15,825	1,448,146
American Financial Group Inc.	14,521	710,222
Aon PLC	329,449	21,200,043
Arch Capital Group Ltd.[a]	11,588	595,739
Arthur J. Gallagher & Co.	175,243	7,656,367
Axis Capital Holdings Ltd.	41,934	1,919,738
Brown & Brown Inc.	74,516	2,402,396

290

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2013

Security	Shares	Value

Endurance Specialty Holdings Ltd.	20,227	$1,040,679
Erie Indemnity Co. Class A	34,335	2,736,156
Hanover Insurance Group Inc. (The)	17,402	851,480
Progressive Corp. (The)	670,295	17,038,899
Validus Holdings Ltd.	12,407	448,141

		58,048,006
INTERNET — 3.81%
Equinix Inc.[a]	68,232	12,603,815
Expedia Inc.	147,282	8,859,012
F5 Networks Inc.[a]	108,946	7,495,485
Groupon Inc.[a]	579,927	4,929,379
HomeAway Inc.[a,b]	77,955	2,521,065
IAC/InterActiveCorp	103,151	4,905,862
Liberty Interactive Corp. Series Aa	59,322	1,364,999
Liberty Ventures Series Aa	50,805	4,318,933
LinkedIn Corp. Class Aa	125,053	22,296,950
Netflix Inc.[a,b]	69,454	14,661,045
Pandora Media Inc.[a,b]	178,391	3,282,394
Rackspace Hosting Inc.[a]	156,177	5,917,547
Splunk Inc.[a]	141,787	6,573,245
Symantec Corp.	700,972	15,750,841
TIBCO Software Inc.[a]	226,867	4,854,954
TripAdvisor Inc.[a,b]	154,869	9,426,876
VeriSign Inc.[a,b]	197,145	8,804,496

		138,566,898
LEISURE TIME — 0.73%
Harley-Davidson Inc.	309,882	16,987,731
Norwegian Cruise Line Holdings Ltd.[a]	34,908	1,058,062
Polaris Industries Inc.	89,537	8,506,015

		26,551,808
LODGING — 1.20%
Choice Hotels International Inc.	1,949	77,356
Marriott International Inc. Class A	284,286	11,476,626
Starwood Hotels & Resorts Worldwide Inc.	114,322	7,224,007
Wyndham Worldwide Corp.	187,852	10,750,770
Wynn Resorts Ltd.	111,463	14,267,264

		43,796,023
MACHINERY — 2.07%
Babcock & Wilcox Co. (The)	107,042	3,214,471
Flowserve Corp.	197,679	10,676,643
Graco Inc.	84,698	5,353,761
IDEX Corp.	105,882	5,697,510
Manitowoc Co. Inc. (The)	184,335	3,301,440
Nordson Corp.	88,782	6,153,480
Rockwell Automation Inc.	193,087	16,053,253
Roper Industries Inc.	136,896	17,005,221
Wabtec Corp.	132,997	7,106,030
Xylem Inc.	15,625	420,938
Zebra Technologies Corp. Class Aa	6,266	272,195

		75,254,942
MANUFACTURING — 1.94%
A.O. Smith Corp.	45,654	1,656,327
AptarGroup Inc.	64,564	3,564,578

Security	Shares	Value

Carlisle Companies Inc.	4,482	$279,273
Colfax Corp.[a]	118,286	6,163,884
Crane Co.	61,818	3,704,135
Donaldson Co. Inc.	187,095	6,671,808
Dover Corp.	174,524	13,553,534
Harsco Corp.	7,507	174,087
Hexcel Corp.[a]	138,483	4,715,346
Ingersoll-Rand PLC	294,225	16,335,372
ITT Corp.	124,149	3,651,222
Pall Corp.	153,867	10,221,385

		70,690,951
MEDIA — 2.22%
AMC Networks Inc. Class Aa	83,053	5,432,497
Cablevision NY Group Class A	269,130	4,526,767
Charter Communications Inc. Class Aa	91,478	11,329,550
Discovery Communications Inc. Series Aa	338,329	26,122,382
DISH Network Corp. Class A	288,165	12,252,776
FactSet Research Systems Inc.	60,807	6,198,666
Nielsen Holdings NV	43,485	1,460,661
Scripps Networks Interactive Inc. Class A	151,545	10,117,144
Starz Class Aa	142,064	3,139,614

		80,580,057
METAL FABRICATE & HARDWARE — 0.15%
Valmont Industries Inc.	36,991	5,293,042

		5,293,042
MINING — 0.14%
Compass Minerals International Inc.	46,050	3,892,606
Royal Gold Inc.	22,547	948,778
Tahoe Resources Inc.[a]	15,051	212,972

		5,054,356
OFFICE & BUSINESS EQUIPMENT — 0.05%
Pitney Bowes Inc.	120,888	1,774,636

		1,774,636
OIL & GAS — 4.69%
Atwood Oceanics Inc.[a]	14,737	767,061
Cabot Oil & Gas Corp.	291,373	20,693,310
Cheniere Energy Inc.[a]	333,483	9,257,488
Cobalt International Energy Inc.[a]	348,944	9,271,442
Concho Resources Inc.[a]	144,797	12,122,405
Continental Resources Inc.[a]	59,050	5,081,843
CVR Energy Inc.	21,520	1,020,048
EQT Corp.	190,254	15,100,460
Gulfport Energy Corp.[a]	87,093	4,099,467
Kosmos Energy Ltd.[a]	139,341	1,415,705
Laredo Petroleum Holdings Inc.[a,b]	47,347	973,454
Noble Energy Inc.	62,968	3,780,599
Oasis Petroleum Inc.[a]	129,269	5,024,686
Pioneer Natural Resources Co.	139,356	20,171,781
QEP Resources Inc.	24,880	691,166
Range Resources Corp.	225,458	17,432,413
Seadrill Ltd.	488,494	19,901,246
SM Energy Co.	91,556	5,491,529
Southwestern Energy Co.[a]	485,878	17,749,123

291

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2013

Security	Shares	Value

Whiting Petroleum Corp.[a]	13,033	$600,691

		170,645,917
OIL & GAS SERVICES — 1.54%
Cameron International Corp.[a]	216,047	13,213,434
Dresser-Rand Group Inc.[a]	105,305	6,316,194
Dril-Quip Inc.[a]	56,065	5,062,109
FMC Technologies Inc.[a]	327,925	18,258,864
MRC Global Inc.[a]	49,094	1,355,976
Oceaneering International Inc.	149,589	10,800,326
RPC Inc.	69,952	966,037

		55,972,940
PACKAGING & CONTAINERS — 1.24%
Ball Corp.	205,671	8,543,573
Bemis Co. Inc.	62,340	2,439,988
Crown Holdings Inc.[a]	169,529	6,972,728
Greif Inc. Class A	8,587	452,277
Owens-Illinois Inc.[a]	133,726	3,716,246
Packaging Corp. of America	135,571	6,637,556
Rock-Tenn Co. Class A	71,575	7,148,911
Sealed Air Corp.	270,577	6,480,319
Silgan Holdings Inc.	60,919	2,860,756

		45,252,354
PHARMACEUTICALS — 5.65%
Actavis Inc.[a]	184,300	23,262,346
Alkermes PLC[a]	174,625	5,008,245
AmerisourceBergen Corp.	319,238	17,823,058
BioMarin Pharmaceutical Inc.[a]	192,189	10,722,224
Catamaran Corp.[a]	284,675	13,869,366
DENTSPLY International Inc.	55,270	2,263,859
Endo Health Solutions Inc.[a]	155,063	5,704,768
Herbalife Ltd.[b]	117,858	5,320,110
Jazz Pharmaceuticals PLC[a]	71,634	4,923,405
Mead Johnson Nutrition Co. Class A	279,934	22,179,171
Medivation Inc.[a]	103,658	5,099,974
Mylan Inc.[a]	526,878	16,349,024
Onyx Pharmaceuticals Inc.[a,b]	100,562	8,730,793
Patterson Companies Inc.	108,184	4,067,718
Perrigo Co.	130,011	15,731,331
Pharmacyclics Inc.[a]	80,760	6,417,997
Quintiles Transnational Holdings Inc.[a]	16,808	715,348
Salix Pharmaceuticals Ltd.[a]	84,759	5,606,808
Theravance Inc.[a]	100,806	3,884,055
Warner Chilcott PLC Class A	323,456	6,430,305
Zoetis Inc.[b]	691,076	21,347,338

		205,457,243
PIPELINES — 0.30%
ONEOK Inc.	267,858	11,065,214

		11,065,214
REAL ESTATE — 0.45%
CBRE Group Inc. Class Aa	385,771	9,011,610
Realogy Holdings Corp.[a]	148,040	7,111,842

Security	Shares	Value

St. Joe Co. (The)[a,b]	6,053	$127,416

		16,250,868
REAL ESTATE INVESTMENT TRUSTS — 2.78%
Apartment Investment and Management Co. Class A	110,745	3,326,780
Boston Properties Inc.	19,931	2,102,123
CBL & Associates Properties Inc.	73,539	1,575,205
Corrections Corp. of America	100,196	3,393,638
Digital Realty Trust Inc.[b]	139,548	8,512,428
Equity Lifestyle Properties, Inc.	41,645	3,272,880
Extra Space Storage Inc.	12,274	514,649
Federal Realty Investment Trust	59,267	6,144,803
Omega Healthcare Investors Inc.	160,456	4,977,345
Plum Creek Timber Co. Inc.[b]	225,134	10,507,004
Rayonier Inc.	174,159	9,646,667
Regency Centers Corp.	53,063	2,696,131
Senior Housing Properties Trust	18,818	487,951
Tanger Factory Outlet Centers Inc.	130,534	4,367,668
Taubman Centers Inc.	16,054	1,206,458
Ventas Inc.	182,737	12,692,912
Vornado Realty Trust	50,084	4,149,459
Weyerhaeuser Co.	757,027	21,567,699

		101,141,800
RETAIL — 10.63%
Abercrombie & Fitch Co. Class A	12,569	568,747
Advance Auto Parts Inc.	100,871	8,187,699
American Eagle Outfitters Inc.	171,552	3,132,540
Ascena Retail Group Inc.[a]	25,411	443,422
AutoNation Inc.[a,b]	70,155	3,044,025
AutoZone Inc.[a,b]	49,038	20,776,910
Bed Bath & Beyond Inc.[a,b]	302,208	21,426,547
Best Buy Co. Inc.	100,650	2,750,765
Big Lots Inc.[a]	21,329	672,503
Brinker International Inc.	97,534	3,845,766
Burger King Worldwide Inc.	138,544	2,702,993
Cabela’s Inc.[a]	65,654	4,251,753
CarMax Inc.[a]	310,376	14,326,956
Chico’s FAS Inc.	209,684	3,577,209
Chipotle Mexican Grill Inc.[a]	42,735	15,570,497
Copart Inc.[a]	154,425	4,756,290
Darden Restaurants Inc.	117,197	5,916,105
Dick’s Sporting Goods Inc.	136,596	6,837,996
Dillard’s Inc. Class A	25,069	2,054,906
Dollar General Corp.[a]	452,304	22,809,691
Dollar Tree Inc.[a]	309,463	15,733,099
Domino’s Pizza Inc.	77,698	4,518,139
DSW Inc. Class A	44,839	3,294,321
Dunkin’ Brands Group Inc.	147,283	6,306,658
Family Dollar Stores Inc.	133,108	8,293,960
Foot Locker Inc.	24,492	860,404
Gap Inc. (The)	385,988	16,107,279
GNC Holdings Inc. Class A	135,835	6,005,265
L Brands Inc.	331,843	16,343,268
Macy’s Inc.	411,036	19,729,728
MSC Industrial Direct Co. Inc. Class A	65,361	5,062,863
Nordstrom Inc.	200,507	12,018,390
Nu Skin Enterprises Inc. Class A	80,759	4,935,990
O’Reilly Automotive Inc.[a]	152,731	17,200,565
Panera Bread Co. Class Aa	38,853	7,224,327
PetSmart Inc.	142,839	9,568,785

292

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2013

Security	Shares	Value

PVH Corp.	99,275	$12,414,339
Ross Stores Inc.	303,891	19,695,176
Sally Beauty Holdings Inc.[a]	234,592	7,295,811
Signet Jewelers Ltd.	9,667	651,846
Tiffany & Co.	154,448	11,249,992
Tractor Supply Co.	96,484	11,347,483
Ulta Salon, Cosmetics & Fragrance Inc.[a]	88,027	8,816,784
Urban Outfitters Inc.[a]	148,815	5,985,339
Williams-Sonoma Inc.	134,991	7,544,647
World Fuel Services Corp.	18,978	758,740

		386,616,518
SEMICONDUCTORS — 3.37%
Advanced Micro Devices Inc.[a,b]	837,761	3,418,065
Altera Corp.	152,701	5,037,606
Analog Devices Inc.	183,961	8,289,283
Applied Materials Inc.	1,097,815	16,368,422
Atmel Corp.[a]	592,015	4,351,310
Avago Technologies Ltd.	311,654	11,649,626
Cree Inc.[a]	162,967	10,407,073
Freescale Semiconductor Ltd.[a]	35,034	474,711
Lam Research Corp.[a]	52,641	2,334,102
Linear Technology Corp.	322,489	11,880,495
LSI Corp.[a]	88,139	629,312
Maxim Integrated Products Inc.	402,266	11,174,949
Microchip Technology Inc.	272,556	10,152,711
ON Semiconductor Corp.[a]	591,501	4,779,328
Rovi Corp.[a]	16,734	382,204
Silicon Laboratories Inc.[a]	50,880	2,106,941
Skyworks Solutions Inc.[a,b]	219,663	4,808,423
Xilinx Inc.	364,803	14,449,847

		122,694,408
SHIPBUILDING — 0.11%
Huntington Ingalls Industries Inc.	69,252	3,911,353

		3,911,353
SOFTWARE — 4.93%
Akamai Technologies Inc.[a]	245,681	10,453,727
ANSYS Inc.[a]	128,862	9,419,812
Autodesk Inc.[a]	246,333	8,360,542
BMC Software Inc.[a]	199,052	8,985,207
Broadridge Financial Solutions Inc.	167,602	4,454,861
Cerner Corp.[a]	205,001	19,698,546
Citrix Systems Inc.[a]	258,710	15,607,974
Concur Technologies Inc.[a,b]	64,514	5,250,149
Dun & Bradstreet Corp. (The)	51,094	4,979,110
Electronic Arts Inc.[a]	321,142	7,376,632
Fidelity National Information Services Inc.	40,022	1,714,542
Fiserv Inc.[a]	184,056	16,088,335
Informatica Corp.[a]	149,426	5,226,922
Intuit Inc.	410,515	25,053,730
MSCI Inc. Class Aa	69,932	2,326,638
NetSuite Inc.[a,b]	48,436	4,443,519
Red Hat Inc.[a]	262,130	12,535,057
ServiceNow Inc.[a,b]	109,049	4,404,489
SolarWinds Inc.[a]	90,548	3,514,168
Solera Holdings Inc.	95,249	5,300,607
Tableau Software Inc. Class Aa	12,963	718,409

Security	Shares	Value

Workday Inc. Class Aa,b	51,139	$3,277,499

		179,190,475
TELECOMMUNICATIONS — 2.59%
Clearwire Corp. Class Aa	684,376	3,408,193
Crown Castle International Corp.[a]	406,150	29,401,199
Harris Corp.	26,361	1,298,279
Intelsat SAa	2,509	50,180
IPG Photonics Corp.[b]	44,810	2,721,311
JDS Uniphase Corp.[a]	246,006	3,537,566
Juniper Networks Inc.[a]	129,261	2,496,030
Level 3 Communications Inc.[a,b]	75,165	1,584,478
Motorola Solutions Inc.	316,583	18,276,337
NeuStar Inc. Class Aa,b	90,524	4,406,708
Palo Alto Networks Inc.[a]	45,989	1,938,896
SBA Communications Corp. Class Aa,b	176,408	13,075,361
tw telecom inc.[a]	207,827	5,848,252
Windstream Corp.	773,904	5,966,800

		94,009,590
TEXTILES — 0.05%
Cintas Corp.	40,030	1,822,966

		1,822,966
TOYS, GAMES & HOBBIES — 0.76%
Hasbro Inc.	135,022	6,053,036
Mattel Inc.	477,435	21,632,580

		27,685,616
TRANSPORTATION — 1.73%
C.H. Robinson Worldwide Inc.	221,979	12,499,638
Con-way Inc.	28,508	1,110,672
Expeditors International of Washington Inc.	285,648	10,857,480
Genesee & Wyoming Inc. Class Aa	26,161	2,219,499
J.B. Hunt Transport Services Inc.	126,421	9,132,653
Kansas City Southern Industries Inc.	152,290	16,136,648
Kirby Corp.[a]	46,375	3,688,668
Landstar System Inc.	64,375	3,315,313
Old Dominion Freight Line Inc.[a]	98,031	4,080,050

		63,040,621
TRUCKING & LEASING — 0.02%
AMERCO	5,503	890,936

		890,936
WATER — 0.15%
Aqua America Inc.	170,316	5,329,188

		5,329,188
TOTAL COMMON STOCKS (Cost: $2,967,508,752)		3,634,000,204

293

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 6.71%

MONEY MARKET FUNDS — 6.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	226,320,034	$226,320,034
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	15,825,183	15,825,183
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,821,190	1,821,190

		243,966,407

TOTAL SHORT-TERM INVESTMENTS (Cost: $243,966,407)		243,966,407

TOTAL INVESTMENTS IN SECURITIES — 106.64% (Cost: $3,211,475,159)		3,877,966,611
Other Assets, Less Liabilities — (6.64)%		(241,491,718)

NET ASSETS — 100.00%		$3,636,474,893

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

294

Schedule of Investments   (Unaudited)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.68%

ADVERTISING — 0.14%
Interpublic Group of Companies Inc. (The)	476,251	$6,929,452

		6,929,452
AEROSPACE & DEFENSE — 0.82%
Alliant Techsystems Inc.	65,767	5,414,597
B/E Aerospace Inc.[a]	13,041	822,626
Exelis Inc.	384,463	5,301,745
L-3 Communications Holdings Inc.	183,689	15,749,495
Rockwell Collins Inc.	30,320	1,922,591
Spirit AeroSystems Holdings Inc. Class Aa,b	212,385	4,562,030
Triumph Group Inc.	83,994	6,648,125

		40,421,209
AGRICULTURE — 0.43%
Bunge Ltd.	300,177	21,243,526

		21,243,526
AIRLINES — 0.72%
Alaska Air Group Inc.[a]	11,231	584,012
Delta Air Lines Inc.[a]	947,368	17,725,255
Southwest Airlines Co.	1,312,037	16,912,157

		35,221,424
APPAREL — 0.04%
Deckers Outdoor Corp.[a]	39,624	2,001,408

		2,001,408
AUTO MANUFACTURERS — 0.88%
Navistar International Corp.[a,b]	98,880	2,744,909
Oshkosh Corp.[a]	179,738	6,824,652
PACCAR Inc.	628,632	33,732,393

		43,301,954
AUTO PARTS & EQUIPMENT — 0.53%
Allison Transmission Holdings Inc.	60,662	1,400,079
Lear Corp.	167,292	10,114,474
TRW Automotive Holdings Corp.[a]	219,673	14,595,074

		26,109,627
BANKS — 6.85%
Associated Banc-Corp	342,731	5,329,467
Bank of Hawaii Corp.[b]	91,663	4,612,482
BankUnited Inc.	131,673	3,424,815
BOK Financial Corp.	54,152	3,468,436
CapitalSource Inc.	400,933	3,760,752
CIT Group Inc.[a]	410,728	19,152,247
City National Corp.	95,396	6,045,244
Comerica Inc.	380,964	15,173,796
Commerce Bancshares Inc.	157,149	6,845,410

Security	Shares	Value

Cullen/Frost Bankers Inc.	106,290	$7,096,983
East West Bancorp Inc.	278,129	7,648,547
Fifth Third Bancorp	1,784,658	32,213,077
First Citizens BancShares Inc. Class A	15,470	2,971,013
First Horizon National Corp.	492,918	5,520,682
First Republic Bank	237,710	9,147,081
Fulton Financial Corp.	398,913	4,579,521
Huntington Bancshares Inc.	1,712,155	13,491,781
KeyCorp	1,878,556	20,739,258
M&T Bank Corp.	263,243	29,417,405
Northern Trust Corp.	488,174	28,265,275
Popular Inc.[a]	210,938	6,397,750
Regions Financial Corp.	2,884,043	27,484,930
Signature Bank[a]	87,166	7,236,521
SunTrust Banks Inc.	1,102,162	34,795,254
SVB Financial Group[a,b]	92,071	7,671,356
Synovus Financial Corp.	1,621,627	4,735,151
TCF Financial Corp.	334,949	4,749,577
Valley National Bancorp[b]	407,463	3,858,675
Zions Bancorp	375,837	10,854,173

		336,686,659
BEVERAGES — 0.72%
Beam Inc.	328,339	20,721,474
Constellation Brands Inc. Class Aa	18,507	964,585
Molson Coors Brewing Co. Class B NVS	285,195	13,649,433

		35,335,492
BIOTECHNOLOGY — 0.33%
Bio-Rad Laboratories Inc. Class Aa	41,861	4,696,804
Charles River Laboratories International Inc.[a]	55,142	2,262,476
Life Technologies Corp.[a]	122,499	9,066,151

		16,025,431
BUILDING MATERIALS — 0.49%
Fortune Brands Home & Security Inc.	40,727	1,577,764
Owens Corninga	242,740	9,486,279
Vulcan Materials Co.	265,273	12,841,866

		23,905,909
CHEMICALS — 1.35%
Albemarle Corp.	111,252	6,929,887
Ashland Inc.	161,308	13,469,218
Cabot Corp.	130,434	4,880,840
CF Industries Holdings Inc.	120,993	20,750,300
Cytec Industries Inc.	85,691	6,276,866
Huntsman Corp.	394,732	6,536,762
Kronos Worldwide Inc.[b]	44,842	728,234
Rockwood Holdings Inc.	43,416	2,779,926
RPM International Inc.	17,298	552,498
Sigma-Aldrich Corp.	13,865	1,114,191
W.R. Grace & Co.[a]	20,096	1,688,868
Westlake Chemical Corp.	5,775	556,768

		66,264,358
COAL — 0.42%
CONSOL Energy Inc.	466,719	12,648,085

295

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2013

Security	Shares	Value

Peabody Energy Corp.	550,662	$8,061,692

		20,709,777
COMMERCIAL SERVICES — 2.04%
Aaron’s Inc.	131,629	3,686,928
ADT Corp. (The)	446,526	17,794,061
Apollo Group Inc. Class Aa	199,409	3,533,528
Booz Allen Hamilton Holding Corp.[b]	3,637	63,211
CoreLogic Inc.[a]	195,213	4,523,085
DeVry Inc.	128,593	3,988,955
Iron Mountain Inc.	35,115	934,410
KAR Auction Services Inc.	97,365	2,226,738
Lender Processing Services Inc.	28,164	911,105
Manpowergroup Inc.	157,509	8,631,493
McGraw Hill Financial Inc.	295,396	15,712,113
Paychex Inc.	66,624	2,433,109
Quanta Services Inc.[a]	336,848	8,912,998
R.R. Donnelley & Sons Co.[b]	169,564	2,375,592
SAIC Inc.[b]	596,840	8,313,981
SEI Investments Co.	16,221	461,163
Service Corp. International	94,558	1,704,881
Total System Services Inc.	75,047	1,837,151
Towers Watson & Co. Class A	133,093	10,905,640
Weight Watchers International Inc.	25,229	1,160,534

		100,110,676
COMPUTERS — 1.85%
Brocade Communications Systems Inc.[a]	906,924	5,223,882
Computer Sciences Corp.	306,659	13,422,464
Diebold Inc.	130,140	4,384,417
DST Systems Inc.	12,500	816,625
Lexmark International Inc. Class A	128,857	3,939,159
MICROS Systems Inc.[a]	136,770	5,901,626
Riverbed Technology Inc.[a]	18,956	294,955
SanDisk Corp.[a]	271,051	16,561,216
Stratasys Ltd.[a,b]	29,010	2,429,297
Synopsys Inc.[a]	313,925	11,222,819
Western Digital Corp.	431,097	26,766,813

		90,963,273
DISTRIBUTION & WHOLESALE — 0.45%
Arrow Electronics Inc.[a]	213,756	8,518,177
Genuine Parts Co.	17,512	1,367,162
Ingram Micro Inc. Class Aa	311,245	5,910,542
WESCO International Inc.[a,b]	90,114	6,124,147

		21,920,028
DIVERSIFIED FINANCIAL SERVICES — 2.96%
Air Lease Corp.	143,336	3,954,640
Ameriprise Financial Inc.	279,949	22,642,275
Artisan Partners Asset Management Inc.[a]	15,283	762,775
E*TRADE Financial Corp.[a]	585,868	7,417,089
Federated Investors Inc. Class B	50,127	1,373,981
Interactive Brokers Group Inc. Class A	96,083	1,534,445
Invesco Ltd.	907,300	28,852,140
Legg Mason Inc.	226,702	7,030,029
LPL Financial Holdings Inc.	25,094	947,549
NASDAQ OMX Group Inc. (The)	227,594	7,462,807
NYSE Euronext Inc.	495,910	20,530,674

Security	Shares	Value

Raymond James Financial Inc.	248,915	$10,698,367
SLM Corp.	906,588	20,724,602
TD Ameritrade Holding Corp.	475,410	11,547,709

		145,479,082
ELECTRIC — 10.22%
AES Corp. (The)	1,267,278	15,194,663
Alliant Energy Corp.	226,456	11,417,912
Ameren Corp.	495,216	17,055,239
Calpine Corp.[a]	712,411	15,124,486
CMS Energy Corp.	544,632	14,797,651
Consolidated Edison Inc.	597,619	34,847,164
DTE Energy Co.	354,975	23,786,875
Edison International	664,801	32,016,816
Entergy Corp.	363,605	25,335,996
FirstEnergy Corp.	853,349	31,864,052
Great Plains Energy Inc.	314,017	7,077,943
Hawaiian Electric Industries Inc.[b]	201,396	5,097,333
Integrys Energy Group Inc.	161,574	9,456,926
MDU Resources Group Inc.	385,555	9,989,730
National Fuel Gas Co.	150,245	8,706,698
Northeast Utilities	642,004	26,977,008
NRG Energy Inc.	658,183	17,573,486
NV Energy Inc.	480,686	11,276,894
OGE Energy Corp.	202,325	13,798,565
Pepco Holdings Inc.	507,546	10,232,127
Pinnacle West Capital Corp.	224,449	12,450,186
PPL Corp.	1,208,596	36,572,115
Public Service Enterprise Group Inc.	1,032,385	33,717,694
SCANA Corp.	284,751	13,981,274
TECO Energy Inc.	444,405	7,639,322
Westar Energy Inc.	259,134	8,281,923
Wisconsin Energy Corp.	466,792	19,133,804
Xcel Energy Inc.	1,014,618	28,754,274

		502,158,156
ELECTRICAL COMPONENTS & EQUIPMENT — 0.50%
Energizer Holdings Inc.	127,056	12,770,398
Hubbell Inc. Class B	33,395	3,306,105
Molex Inc.	283,996	8,332,443

		24,408,946
ELECTRONICS — 1.52%
Agilent Technologies Inc.	625,517	26,747,107
Avnet Inc.[a]	279,848	9,402,893
AVX Corp.	97,262	1,142,829
FLIR Systems Inc.	88,056	2,374,870
Garmin Ltd.	250,401	9,054,500
Gentex Corp.	124,900	2,878,945
Jabil Circuit Inc.	413,835	8,433,957
PerkinElmer Inc.	228,631	7,430,507
Tech Data Corp.[a]	77,231	3,636,808
Vishay Intertechnology Inc.[a,b]	268,881	3,734,757

		74,837,173
ENGINEERING & CONSTRUCTION — 1.01%
AECOM Technology Corp.[a]	190,087	6,042,866
Fluor Corp.	133,388	7,911,242
Jacobs Engineering Group Inc.[a]	266,980	14,718,607

296

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2013

Security	Shares	Value

KBR Inc.	301,805	$9,808,663
McDermott International Inc.[a,b]	483,492	3,954,965
URS Corp.	155,024	7,320,233

		49,756,576
ENTERTAINMENT — 0.31%
Dolby Laboratories Inc. Class Ab	55,554	1,858,281
DreamWorks Animation SKG Inc. Class Aa,b	150,900	3,872,094
Penn National Gaming Inc.[a,b]	138,763	7,335,012
Regal Entertainment Group Class Ab	131,200	2,348,480

		15,413,867
ENVIRONMENTAL CONTROL — 0.48%
Covanta Holding Corp.	216,815	4,340,636
Republic Services Inc.	551,543	18,719,369
Waste Connections Inc.	14,097	579,951

		23,639,956
FOOD — 1.54%
Campbell Soup Co.	122,232	5,474,771
ConAgra Foods Inc.	63,765	2,227,312
Dean Foods Co.[a]	381,508	3,822,710
Ingredion Inc.	138,897	9,114,421
J.M. Smucker Co. (The)	190,128	19,611,703
Pinnacle Foods Inc.	29,323	708,150
Safeway Inc.	453,662	10,733,643
Smithfield Foods Inc.[a]	283,350	9,279,713
Tyson Foods Inc. Class A	571,677	14,680,665

		75,653,088
FOREST PRODUCTS & PAPER — 0.46%
Domtar Corp.	67,492	4,488,218
International Paper Co.	127,036	5,628,965
MeadWestvaco Corp.	361,243	12,321,999

		22,439,182
GAS — 2.43%
AGL Resources Inc.	241,297	10,341,989
Atmos Energy Corp.	184,944	7,593,801
CenterPoint Energy Inc.	874,540	20,542,945
NiSource Inc.	636,843	18,239,184
Questar Corp.	311,424	7,427,462
Sempra Energy	496,972	40,632,431
UGI Corp.	232,462	9,091,589
Vectren Corp.	168,115	5,687,330

		119,556,731
HAND & MACHINE TOOLS — 0.91%
Kennametal Inc.	160,856	6,246,038
Regal Beloit Corp.	91,914	5,959,704
Snap-on Inc.	105,545	9,433,612
Stanley Black & Decker Inc.	301,216	23,283,997

		44,923,351
HEALTH CARE — PRODUCTS — 2.57%
Alere Inc.[a]	166,211	4,072,170

Security	Shares	Value

Boston Scientific Corp.[a]	2,752,964	$25,519,976
CareFusion Corp.[a]	448,634	16,532,163
Cooper Companies Inc. (The)	25,524	3,038,632
Hill-Rom Holdings Inc.	122,196	4,115,561
Hologic Inc.[a]	388,382	7,495,773
Hospira Inc.[a,b]	337,846	12,942,880
QIAGEN NVa	477,873	9,514,451
St. Jude Medical Inc.	210,609	9,610,089
TECHNE Corp.	40,340	2,786,687
Teleflex Inc.	83,985	6,507,998
Zimmer Holdings Inc.	324,331	24,305,365

		126,441,745
HEALTH CARE — SERVICES — 2.62%
Cigna Corp.	548,385	39,752,429
Community Health Systems Inc.	177,477	8,320,122
HCA Holdings Inc.	506,278	18,256,385
Health Net Inc.[a]	162,158	5,159,868
Humana Inc.	321,390	27,118,888
LifePoint Hospitals Inc.[a,b]	96,865	4,730,887
MEDNAX Inc.[a,b]	36,056	3,302,008
Quest Diagnostics Inc.	301,237	18,263,999
Universal Health Services Inc. Class B	60,513	4,051,950

		128,956,536
HOLDING COMPANIES — DIVERSIFIED — 0.63%
American Capital Ltd.[a]	619,036	7,843,186
Ares Capital Corp.	547,329	9,414,059
Leucadia National Corp.	522,366	13,696,436

		30,953,681
HOME BUILDERS — 0.76%
D.R. Horton Inc.	575,689	12,250,662
Lennar Corp. Class A	337,523	12,164,329
NVR Inc.[a]	1,697	1,564,634
Taylor Morrison Home Corp. Class Aa	8,158	198,892
Toll Brothers Inc.[a,b]	345,352	11,268,836

		37,447,353
HOME FURNISHINGS — 0.50%
Harman International Industries Inc.	138,794	7,522,635
Whirlpool Corp.	150,266	17,184,420

		24,707,055
HOUSEHOLD PRODUCTS & WARES — 0.20%
Avery Dennison Corp.	138,740	5,932,523
Clorox Co. (The)	44,044	3,661,818

		9,594,341
HOUSEWARES — 0.13%
Newell Rubbermaid Inc.	247,752	6,503,490

		6,503,490
INSURANCE — 7.67%
Alleghany Corp.[a]	34,267	13,134,884
Allied World Assurance Co. Holdings Ltd.	47,298	4,328,240

297

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2013

Security	Shares	Value

American Financial Group Inc.	136,960	$6,698,714
American National Insurance Co.	14,917	1,483,794
Aon PLC	144,397	9,291,947
Arch Capital Group Ltd.[a]	254,547	13,086,261
Aspen Insurance Holdings Ltd.[b]	135,462	5,024,286
Assurant Inc.	157,240	8,005,088
Assured Guaranty Ltd.	344,314	7,595,567
Axis Capital Holdings Ltd.[b]	181,171	8,294,008
Brown & Brown Inc.	130,336	4,202,033
Cincinnati Financial Corp.	333,591	15,311,827
CNA Financial Corp.	54,120	1,765,394
Endurance Specialty Holdings Ltd.[b]	57,917	2,979,830
Everest Re Group Ltd.	102,014	13,084,316
Fidelity National Financial Inc. Class A	464,683	11,064,102
Genworth Financial Inc. Class Aa	1,006,676	11,486,173
Hanover Insurance Group Inc. (The)	64,303	3,146,346
Hartford Financial Services Group Inc. (The)	930,244	28,763,144
HCC Insurance Holdings Inc.	205,026	8,838,671
ING U.S. Inc.[a]	153,290	4,148,027
Kemper Corp.	97,382	3,335,333
Lincoln National Corp.	547,882	19,981,257
Markel Corp.[a]	28,140	14,828,373
MBIA Inc.[a]	289,778	3,856,945
Mercury General Corp.	46,203	2,031,084
Old Republic International Corp.	530,250	6,824,317
PartnerRe Ltd.	117,724	10,661,085
Principal Financial Group Inc.	598,781	22,424,348
ProAssurance Corp.	126,286	6,587,078
Progressive Corp. (The)	241,150	6,130,033
Protective Life Corp.	160,275	6,156,163
Reinsurance Group of America Inc.	148,027	10,230,146
RenaissanceRe Holdings Ltd.	90,906	7,889,732
StanCorp Financial Group Inc.	90,502	4,471,704
Torchmark Corp.	188,805	12,298,758
Unum Group	544,813	16,001,158
Validus Holdings Ltd.[b]	194,833	7,037,368
W.R. Berkley Corp.	221,422	9,047,303
White Mountains Insurance Group Ltd.[b]	12,615	7,252,868
XL Group PLC	595,710	18,061,927

		376,839,632
INTERNET — 0.83%
AOL Inc.[a]	158,253	5,773,070
Liberty Interactive Corp. Series Aa	993,396	22,858,042
Symantec Corp.	386,513	8,684,947
Zynga Inc. Class Aa	1,193,209	3,317,121

		40,633,180
IRON & STEEL — 1.33%
Allegheny Technologies Inc.	220,570	5,803,197
Carpenter Technology Corp.	94,613	4,264,208
Cliffs Natural Resources Inc.[b]	312,889	5,084,446
Nucor Corp.	648,442	28,090,507
Reliance Steel & Aluminum Co.	156,585	10,265,712
Steel Dynamics Inc.	450,225	6,712,855
United States Steel Corp.[b]	294,856	5,168,826

		65,389,751
LEISURE TIME — 0.23%
Norwegian Cruise Line Holdings Ltd.[a]	3,476	105,358

Security	Shares	Value

Royal Caribbean Cruises Ltd.	333,474	$11,118,023

		11,223,381
LODGING — 0.69%
Choice Hotels International Inc.	53,724	2,132,305
Hyatt Hotels Corp. Class Aa,b	91,494	3,692,698
Marriott International Inc. Class A	55,818	2,253,373
MGM Resorts International[a]	760,212	11,235,933
Starwood Hotels & Resorts Worldwide Inc.	228,356	14,429,816

		33,744,125
MACHINERY — 1.08%
AGCO Corp.	198,693	9,972,402
Babcock & Wilcox Co. (The)	71,277	2,140,448
CNH Global NV	62,383	2,598,876
Gardner Denver Inc.	100,505	7,555,966
IDEX Corp.	11,405	613,703
Joy Global Inc.	216,955	10,528,826
Terex Corp.[a,b]	227,191	5,975,123
Xylem Inc.	355,273	9,571,055
Zebra Technologies Corp. Class Aa	94,855	4,120,501

		53,076,900
MANUFACTURING — 2.54%
A.O. Smith Corp.	90,512	3,283,775
AptarGroup Inc.	40,678	2,245,833
Carlisle Companies Inc.	123,251	7,679,770
Crane Co.	7,617	456,411
Donaldson Co. Inc.	23,625	842,468
Dover Corp.	91,441	7,101,308
Harsco Corp.	152,707	3,541,275
Ingersoll-Rand PLC	175,764	9,758,417
Leggett & Platt Inc.	291,791	9,071,782
Parker Hannifin Corp.	304,547	29,053,784
Pentair Ltd. Registered	416,911	24,051,596
SPX Corp.	95,582	6,879,992
Textron Inc.	567,144	14,774,101
Trinity Industries Inc.	161,814	6,220,130

		124,960,642
MEDIA — 1.20%
Gannett Co. Inc.	467,282	11,429,718
John Wiley & Sons Inc. Class A	93,029	3,729,533
Liberty Media Corp.[a]	205,984	26,110,532
Nielsen Holdings NV	381,674	12,820,430
Starz Class Aa	27,005	596,810
Washington Post Co. (The) Class Bb	8,920	4,315,228

		59,002,251
METAL FABRICATE & HARDWARE — 0.20%
Timken Co. (The)	176,321	9,923,346

		9,923,346
MINING — 1.09%
Alcoa Inc.	2,182,619	17,068,081
Newmont Mining Corp.	1,004,584	30,087,291
Royal Gold Inc.	97,950	4,121,736

298

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2013

Security	Shares	Value

Tahoe Resources Inc.[a]	152,056	$2,151,592

		53,428,700
OFFICE & BUSINESS EQUIPMENT — 0.53%
Pitney Bowes Inc.	233,254	3,424,169
Xerox Corp.	2,505,765	22,727,288

		26,151,457
OIL & GAS — 5.43%
Atwood Oceanics Inc.[a,b]	95,334	4,962,135
Chesapeake Energy Corp.	1,181,853	24,086,164
Cimarex Energy Co.	176,491	11,470,150
Cobalt International Energy Inc.[a]	46,984	1,248,365
Denbury Resources Inc.[a]	761,753	13,193,562
Diamond Offshore Drilling Inc.	140,578	9,670,361
Energen Corp.	147,508	7,708,768
EQT Corp.	26,081	2,070,049
Gulfport Energy Corp.[a]	29,408	1,384,235
Helmerich & Payne Inc.	193,661	12,094,129
HollyFrontier Corp.	414,528	17,733,508
Laredo Petroleum Holdings Inc.[a]	9,320	191,619
Murphy Oil Corp.	389,711	23,729,503
Nabors Industries Ltd.	601,594	9,210,404
Newfield Exploration Co.[a]	276,690	6,610,124
Noble Energy Inc.	638,795	38,353,252
Patterson-UTI Energy Inc.	300,132	5,809,055
PBF Energy Inc.	48,485	1,255,761
Pioneer Natural Resources Co.	73,057	10,575,001
QEP Resources Inc.	328,737	9,132,314
Rowan Companies PLC Class Aa	253,629	8,641,140
SandRidge Energy Inc.[a,b]	1,010,367	4,809,347
Tesoro Corp.	277,223	14,504,307
Ultra Petroleum Corp.[a,b]	312,431	6,192,382
Unit Corp.[a,b]	100,350	4,272,903
Whiting Petroleum Corp.[a]	221,345	10,201,791
WPX Energy Inc.[a,b]	408,937	7,745,267

		266,855,596
OIL & GAS SERVICES — 0.68%
Cameron International Corp.[a]	187,367	11,459,366
MRC Global Inc.[a]	97,042	2,680,300
Oil States International Inc.[a]	112,220	10,396,061
RPC Inc.[b]	26,027	359,433
Superior Energy Services Inc.[a]	325,849	8,452,523

		33,347,683
PACKAGING & CONTAINERS — 0.49%
Bemis Co. Inc.	117,745	4,608,539
Crown Holdings Inc.[a]	43,130	1,773,937
Greif Inc. Class A	51,505	2,712,768
Owens-Illinois Inc.[a]	138,587	3,851,333
Rock-Tenn Co. Class A	41,090	4,104,069
Sonoco Products Co.	206,770	7,148,039

		24,198,685
PHARMACEUTICALS — 1.66%
Cardinal Health Inc.	697,462	32,920,206
DENTSPLY International Inc.	210,967	8,641,208

Security	Shares	Value

Forest Laboratories Inc.[a]	544,197	$22,312,077
Omnicare Inc.	214,232	10,221,009
Patterson Companies Inc.	18,983	713,761
Quintiles Transnational Holdings Inc.[a]	30,844	1,312,720
VCA Antech Inc.[a]	180,975	4,721,638
Warner Chilcott PLC Class A	34,785	691,526

		81,534,145
PIPELINES — 0.02%
ONEOK Inc.	25,458	1,051,670

		1,051,670
REAL ESTATE — 0.69%
Forest City Enterprises Inc. Class Aa	322,630	5,778,303
Howard Hughes Corp. (The)[a]	80,657	9,040,843
Jones Lang LaSalle Inc.	90,054	8,207,522
Realogy Holdings Corp.[a]	26,461	1,271,187
St. Joe Co. (The)[a,b]	96,867	2,039,050
WP Carey Inc.	117,267	7,759,557

		34,096,462
REAL ESTATE INVESTMENT TRUSTS — 13.49%
Alexandria Real Estate Equities Inc.	145,847	9,585,065
American Campus Communities Inc.	213,964	8,699,776
American Capital Agency Corp.	809,117	18,601,600
Annaly Capital Management Inc.[b]	1,933,231	24,300,714
Apartment Investment and Management Co. Class A	134,552	4,041,942
AvalonBay Communities Inc.	263,983	35,613,946
BioMed Realty Trust Inc.	380,525	7,698,021
Boston Properties Inc.	280,216	29,554,381
Brandywine Realty Trust	320,067	4,327,306
BRE Properties Inc. Class A	157,402	7,873,248
Camden Property Trust	173,195	11,974,702
CBL & Associates Properties Inc.[b]	223,897	4,795,874
Chimera Investment Corp.	2,099,358	6,298,074
CommonWealth REIT	241,746	5,589,167
Corporate Office Properties Trust	175,338	4,471,119
Corrections Corp. of America	86,240	2,920,949
DDR Corp.[b]	539,167	8,977,131
Digital Realty Trust Inc.	56,216	3,429,176
Douglas Emmett Inc.	291,209	7,265,665
Duke Realty Corp.	656,766	10,238,982
Equity Lifestyle Properties, Inc.	23,664	1,859,754
Essex Property Trust Inc.	77,570	12,327,424
Extra Space Storage Inc.	208,501	8,742,447
Federal Realty Investment Trust	45,742	4,742,531
General Growth Properties Inc.	1,213,252	24,107,317
Hatteras Financial Corp.	201,990	4,977,034
HCP Inc.	927,283	42,135,739
Health Care REIT Inc.	580,578	38,916,143
Healthcare Trust of America Inc. Class A	228,142	2,562,035
Home Properties Inc.	106,707	6,975,437
Hospitality Properties Trust	285,038	7,490,799
Host Hotels & Resorts Inc.[b]	1,519,684	25,637,069
Kilroy Realty Corp.[b]	154,109	8,169,318
Kimco Realty Corp.	834,236	17,877,677
Liberty Property Trust	218,995	8,094,055
Macerich Co. (The)	280,633	17,110,194
Mack-Cali Realty Corp.	179,745	4,401,955
MFA Financial Inc.	738,097	6,236,920

299

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2013

Security	Shares	Value

Mid-America Apartment Communities Inc.	87,292	$5,915,779
National Retail Properties Inc.[b]	241,724	8,315,306
Piedmont Office Realty Trust Inc. Class A	342,539	6,124,597
Post Properties Inc.	111,543	5,520,263
Prologis Inc.	1,016,544	38,344,040
Realty Income Corp.	400,282	16,779,821
Regency Centers Corp.	108,758	5,525,994
Retail Properties of America Inc. Class A	273,861	3,910,735
Senior Housing Properties Trust	354,592	9,194,571
SL Green Realty Corp.	166,067	14,645,449
Starwood Property Trust Inc.	339,375	8,399,531
Taubman Centers Inc.	83,909	6,305,761
Two Harbors Investment Corp.	745,050	7,636,762
UDR Inc.	455,757	11,617,246
Ventas Inc.	328,307	22,804,204
Vornado Realty Trust	307,340	25,463,119
Weingarten Realty Investors[b]	248,794	7,655,391

		662,779,255
RETAIL — 2.94%
Abercrombie & Fitch Co. Class A	141,043	6,382,196
American Eagle Outfitters Inc.	140,451	2,564,635
Ascena Retail Group Inc.[a]	223,423	3,898,731
Best Buy Co. Inc.	408,311	11,159,140
Big Lots Inc.[a]	87,597	2,761,933
Chico’s FAS Inc.	21,177	361,280
CST Brands Inc.[a,b]	123,351	3,800,444
Darden Restaurants Inc.	92,079	4,648,148
Dillard’s Inc. Class A	18,008	1,476,116
DSW Inc. Class A	6,593	484,388
Foot Locker Inc.	270,386	9,498,660
GameStop Corp. Class A	242,684	10,200,009
Guess? Inc.	121,373	3,766,204
J.C. Penney Co. Inc.[a,b]	349,382	5,967,445
Kohl’s Corp.	453,055	22,883,808
Macy’s Inc.	176,102	8,452,896
PVH Corp.	18,924	2,366,446
Sears Holdings Corp.[a,b]	88,624	3,729,298
Signet Jewelers Ltd.	150,624	10,156,576
Staples Inc.	1,354,888	21,488,524
Wendy’s Co. (The)	579,171	3,376,567
World Fuel Services Corp.	120,387	4,813,072

		144,236,516
SAVINGS & LOANS — 0.93%
First Niagara Financial Group Inc.	722,967	7,280,278
Hudson City Bancorp Inc.	1,078,946	9,883,145
New York Community Bancorp Inc.	899,967	12,599,538
People’s United Financial Inc.	675,291	10,061,836
TFS Financial Corp.[a]	161,604	1,809,965
Washington Federal Inc.	213,064	4,022,648

		45,657,410
SEMICONDUCTORS — 3.28%
Altera Corp.	428,030	14,120,710
Analog Devices Inc.	357,046	16,088,493
Applied Materials Inc.	830,904	12,388,779
Avago Technologies Ltd.	42,427	1,585,921
Fairchild Semiconductor International Inc.[a,b]	260,206	3,590,843
First Solar Inc.[a]	124,516	5,569,601

Security	Shares	Value

Freescale Semiconductor Ltd.[a]	64,122	$868,853
KLA-Tencor Corp.	338,553	18,867,559
Lam Research Corp.[a]	254,465	11,282,978
LSI Corp.[a]	992,362	7,085,465
Marvell Technology Group Ltd.	805,647	9,434,126
Micron Technology Inc.[a]	2,101,910	30,120,370
NVIDIA Corp.	1,179,542	16,548,974
ON Semiconductor Corp.[a]	45,973	371,462
Rovi Corp.[a]	186,716	4,264,594
Silicon Laboratories Inc.[a]	11,752	486,650
Skyworks Solutions Inc.[a]	66,361	1,452,642
Teradyne Inc.[a,b]	389,434	6,842,355

		160,970,375
SOFTWARE — 1.82%
Activision Blizzard Inc.	873,269	12,452,816
Allscripts Healthcare Solutions Inc.[a]	363,502	4,703,716
Autodesk Inc.[a]	94,572	3,209,774
CA Inc.	669,237	19,160,255
Compuware Corp.	436,294	4,515,643
Dun & Bradstreet Corp. (The)	6,030	587,624
Electronic Arts Inc.[a]	143,218	3,289,717
Fidelity National Information Services Inc.	538,931	23,087,804
MSCI Inc. Class Aa	143,369	4,769,887
Nuance Communications Inc.[a]	533,737	9,810,086
VeriFone Systems Inc.[a]	222,204	3,735,249

		89,322,571
TELECOMMUNICATIONS — 1.57%
Amdocs Ltd.	328,620	12,188,516
Clearwire Corp. Class Aa	113,581	565,633
EchoStar Corp. Class Aa	82,975	3,245,152
Frontier Communications Corp.[b]	2,037,678	8,252,596
Harris Corp.	184,834	9,103,075
Intelsat SAa	43,367	867,340
JDS Uniphase Corp.[a]	111,011	1,596,338
Juniper Networks Inc.[a]	841,626	16,251,798
Level 3 Communications Inc.[a,b]	220,612	4,650,501
Motorola Solutions Inc.	26,837	1,549,300
Polycom Inc.[a]	352,847	3,719,008
T-Mobile US Inc.	351,810	8,728,406
Telephone & Data Systems Inc.	192,648	4,748,773
United States Cellular Corp.[b]	25,803	946,712
Windstream Corp.	66,500	512,715

		76,925,863
TEXTILES — 0.42%
Cintas Corp.	151,327	6,891,432
Mohawk Industries Inc.[a]	123,795	13,925,699

		20,817,131
TOYS, GAMES & HOBBIES — 0.03%
Hasbro Inc.	35,098	1,573,443

		1,573,443
TRANSPORTATION — 0.59%
Con-way Inc.	73,108	2,848,288
Genesee & Wyoming Inc. Class Aa	49,737	4,219,687

300

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2013

Security	Shares	Value

Golar LNG Ltd.	89,544	$2,855,558
Kirby Corp.[a]	47,472	3,775,923
Ryder System Inc.	106,070	6,447,995
Teekay Corp.	77,639	3,154,473
Tidewater Inc.	101,132	5,761,490

		29,063,414
TRUCKING & LEASING — 0.11%
AMERCO	6,818	1,103,834
GATX Corp.	95,667	4,537,486

		5,641,320
WATER — 0.33%
American Water Works Co. Inc.	362,719	14,954,904
Aqua America Inc.	35,599	1,113,893

		16,068,797
TOTAL COMMON STOCKS
(Cost: $4,519,963,026)		4,898,534,213

SHORT-TERM INVESTMENTS — 3.46%

MONEY MARKET FUNDS — 3.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	154,429,474	154,429,474
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	10,798,314	10,798,314
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	5,076,331	5,076,331

		170,304,119

TOTAL SHORT-TERM INVESTMENTS
(Cost: $170,304,119)		170,304,119

TOTAL INVESTMENTS IN SECURITIES — 103.14%
(Cost: $4,690,267,145)		5,068,838,332
Other Assets, Less Liabilities — (3.14)%		(154,453,715)

NET ASSETS — 100.00%		$4,914,384,617

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

301

Schedule of Investments   (Unaudited)

iSHARES® RUSSELL TOP 200 ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.78%

AEROSPACE & DEFENSE — 2.23%
Boeing Co. (The)	4,116	$421,643
General Dynamics Corp.	1,620	126,894
Lockheed Martin Corp.	1,408	152,712
Northrop Grumman Corp.	1,276	105,653
Raytheon Co.	1,761	116,437
United Technologies Corp.	4,987	463,492

		1,386,831

AGRICULTURE — 2.18%
Altria Group Inc.	10,896	381,251
Archer-Daniels-Midland Co.	3,600	122,076
Philip Morris International Inc.	8,872	768,492
Reynolds American Inc.	1,710	82,713

		1,354,532

APPAREL — 0.39%
Nike Inc. Class B	3,842	244,659

		244,659

AUTO MANUFACTURERS — 0.76%
Ford Motor Co.	20,941	323,958
General Motors Co.[a,b]	4,517	150,461

		474,419

AUTO PARTS & EQUIPMENT — 0.21%
Johnson Controls Inc.	3,712	132,852

		132,852

BANKS — 8.88%
Bank of America Corp.	58,479	752,040
Bank of New York Mellon Corp. (The)	6,296	176,603
BB&T Corp.	3,811	129,116
Capital One Financial Corp.	3,159	198,417
Citigroup Inc.	16,506	791,793
Goldman Sachs Group Inc. (The)	2,487	376,159
J.P. Morgan Chase & Co.	20,503	1,082,353
Morgan Stanley	8,260	201,792
PNC Financial Services Group Inc. (The)[c]	2,878	209,864
State Street Corp.	2,486	162,112
U.S. Bancorp	10,034	362,729
Wells Fargo & Co.	26,190	1,080,861

		5,523,839

BEVERAGES — 2.44%
Coca-Cola Co. (The)	20,748	832,202
PepsiCo Inc.	8,389	686,137

		1,518,339

Security	Shares	Value

BIOTECHNOLOGY — 2.35%
Amgen Inc.	4,068	$401,349
Biogen Idec Inc.[a]	1,288	277,178
Celgene Corp.[a]	2,263	264,567
Gilead Sciences Inc.[a,b]	8,255	422,738
Regeneron Pharmaceuticals Inc.[a]	434	97,598

		1,463,430

CHEMICALS — 2.44%
Air Products and Chemicals Inc.	1,130	103,474
Dow Chemical Co. (The)	6,562	211,100
E.I. du Pont de Nemours and Co.	4,993	262,132
Ecolab Inc.	1,416	120,629
LyondellBasell Industries NV Class A	2,202	145,905
Monsanto Co.	2,904	286,915
Mosaic Co. (The)	1,611	86,688
PPG Industries Inc.	774	113,321
Praxair Inc.	1,604	184,717

		1,514,881

COMMERCIAL SERVICES — 0.88%
Automatic Data Processing Inc.	2,632	181,239
MasterCard Inc. Class A	634	364,233

		545,472

COMPUTERS — 6.55%
Accenture PLC Class A	3,486	250,853
Apple Inc.	5,093	2,017,235
Cognizant Technology Solutions Corp. Class Aa	1,636	102,430
Dell Inc.	6,798	90,753
EMC Corp.	11,396	269,174
Hewlett-Packard Co.	10,546	261,541
International Business Machines Corp.	5,647	1,079,198

		4,071,184

COSMETICS & PERSONAL CARE — 2.44%
Colgate-Palmolive Co.	5,060	289,888
Estee Lauder Companies Inc. (The) Class A	1,255	82,541
Procter & Gamble Co. (The)	14,868	1,144,687

		1,517,116

DIVERSIFIED FINANCIAL SERVICES — 2.52%
American Express Co.	5,140	384,266
BlackRock Inc.[c]	708	181,850
Charles Schwab Corp. (The)	5,956	126,446
CME Group Inc.	1,719	130,610
Discover Financial Services	2,660	126,722
Franklin Resources Inc.	743	101,063
Visa Inc. Class A	2,834	517,913

		1,568,870

ELECTRIC — 1.94%
American Electric Power Co. Inc.	2,646	118,488
Dominion Resources Inc.	3,134	178,074
Duke Energy Corp.	3,841	259,268
Exelon Corp.	4,647	143,499

302

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

June 30, 2013

Security	Shares	Value

NextEra Energy Inc.	2,303	$187,648
PG&E Corp.	2,399	109,706
Southern Co. (The)	4,732	208,823

		1,205,506

ELECTRICAL COMPONENTS & EQUIPMENT — 0.34%
Emerson Electric Co.	3,900	212,706

		212,706

ELECTRONICS — 0.81%
Honeywell International Inc.	4,268	338,623
Thermo Fisher Scientific Inc.	1,947	164,775

		503,398

ENVIRONMENTAL CONTROL — 0.16%
Waste Management Inc.	2,518	101,551

		101,551

FOOD — 1.33%
General Mills Inc.	3,497	169,709
Kellogg Co.	1,409	90,500
Kraft Foods Group Inc.	3,217	179,734
Mondelez International Inc. Class A	9,657	275,514
Sysco Corp.	3,219	109,961

		825,418

HEALTH CARE — PRODUCTS — 1.57%
Baxter International Inc.	2,940	203,654
Becton, Dickinson and Co.	1,054	104,167
Covidien PLC	2,554	160,493
Intuitive Surgical Inc.[a]	218	110,435
Medtronic Inc.	5,511	283,651
Stryker Corp.	1,800	116,424

		978,824

HEALTH CARE — SERVICES — 1.01%
Aetna Inc.	2,052	130,384
UnitedHealth Group Inc.	5,533	362,301
WellPoint Inc.	1,629	133,317

		626,002

HOUSEHOLD PRODUCTS & WARES — 0.33%
Kimberly-Clark Corp.	2,086	202,634

		202,634

INSURANCE — 4.45%
ACE Ltd.	1,844	165,001
Aflac Inc.	2,529	146,986
Allstate Corp. (The)	2,542	122,321
American International Group Inc.[a]	8,009	358,002
Berkshire Hathaway Inc. Class Ba	9,762	1,092,563
Chubb Corp. (The)	1,406	119,018
Loews Corp.	1,666	73,970
Marsh & McLennan Companies Inc.	2,986	119,201
MetLife Inc.	4,850	221,936

Security	Shares	Value

Prudential Financial Inc.	2,517	$183,817
Travelers Companies Inc. (The)	2,042	163,197

		2,766,012

INTERNET — 4.50%
Amazon.com Inc.[a]	1,994	553,714
eBay Inc.[a]	7,040	364,109
Facebook Inc. Class Aa	9,242	229,756
Google Inc. Class Aa	1,463	1,287,981
Priceline.com Inc.[a]	280	231,597
Yahoo! Inc.[a]	5,148	129,266

		2,796,423

LEISURE TIME — 0.12%
Carnival Corp.	2,266	77,701

		77,701

LODGING — 0.18%
Las Vegas Sands Corp.	2,120	112,212

		112,212

MACHINERY — 0.93%
Caterpillar Inc.	3,556	293,335
Cummins Inc.	1,029	111,605
Deere & Co.	2,105	171,031

		575,971

MANUFACTURING — 3.58%
3M Co.	3,744	409,407
Danaher Corp.	3,247	205,535
Eaton Corp. PLC	2,566	168,869
General Electric Co.	56,091	1,300,750
Illinois Tool Works Inc.	2,049	141,729

		2,226,290

MEDIA — 4.54%
CBS Corp. Class B NVS	3,341	163,275
Comcast Corp. Class A	14,234	596,120
DIRECTV[a]	2,832	174,508
Liberty Global PLC Series Aa	2,014	149,197
News Corp. Class A NVS	10,780	351,428
Sirius XM Radio Inc.	16,732	56,052
Thomson Reuters Corp.	2,028	66,052
Time Warner Cable Inc.	1,578	177,493
Time Warner Inc.	5,057	292,396
Viacom Inc. Class B NVS	2,630	178,972
Walt Disney Co. (The)	9,769	616,912

		2,822,405

METAL FABRICATE & HARDWARE — 0.29%
Precision Castparts Corp.	791	178,774

		178,774

MINING — 0.29%
Freeport-McMoRan Copper & Gold Inc.	5,630	155,444

303

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

June 30, 2013

Security	Shares	Value

Southern Copper Corp.	856	$23,643

		179,087

OIL & GAS — 9.01%
Anadarko Petroleum Corp.	2,727	234,331
Apache Corp.	2,128	178,390
Chevron Corp.	10,516	1,244,463
ConocoPhillips	6,632	401,236
Devon Energy Corp.	2,203	114,292
EOG Resources Inc.	1,472	193,833
Exxon Mobil Corp.	24,120	2,179,242
Hess Corp.	1,656	110,107
Marathon Oil Corp.	3,843	132,891
Marathon Petroleum Corp.	1,762	125,208
Occidental Petroleum Corp.	4,370	389,935
Phillips 66	3,359	197,879
Valero Energy Corp.	2,958	102,850

		5,604,657

OIL & GAS SERVICES — 1.61%
Baker Hughes Inc.	2,399	110,666
Halliburton Co.	5,056	210,936
National Oilwell Varco Inc.	2,320	159,848
Schlumberger Ltd.	7,212	516,812

		998,262

PHARMACEUTICALS — 7.96%
Abbott Laboratories	8,456	294,945
AbbVie Inc.	8,577	354,573
Allergan Inc.	1,608	135,458
Bristol-Myers Squibb Co.	8,910	398,188
Eli Lilly and Co.	5,377	264,118
Express Scripts Holding Co.[a]	4,435	273,595
Johnson & Johnson	15,237	1,308,249
McKesson Corp.	1,229	140,721
Merck & Co. Inc.	16,380	760,851
Pfizer Inc.	36,280	1,016,203

		4,946,901

PIPELINES — 0.61%
Kinder Morgan Inc.	3,593	137,073
Spectra Energy Corp.	3,630	125,090
Williams Companies Inc. (The)	3,703	120,236

		382,399

REAL ESTATE INVESTMENT TRUSTS — 1.06%
American Tower Corp.	2,156	157,755
Equity Residential	1,954	113,449
Public Storage	780	119,597
Simon Property Group Inc.	1,682	265,622

		656,423

RETAIL — 6.08%
Costco Wholesale Corp.	2,365	261,498
CVS Caremark Corp.	6,642	379,790
Home Depot Inc. (The)	7,924	613,872
Lowe’s Companies Inc.	5,905	241,514

Security	Shares	Value

McDonald’s Corp.	5,438	$538,362
Starbucks Corp.	4,061	265,955
Target Corp.	3,481	239,702
TJX Companies Inc. (The)	3,904	195,434
Wal-Mart Stores Inc.	8,735	650,670
Walgreen Co.	5,140	227,188
Yum! Brands Inc.	2,440	169,190

		3,783,175

SEMICONDUCTORS — 2.48%
Broadcom Corp. Class A	3,097	104,555
Intel Corp.	26,966	653,116
QUALCOMM Inc.	9,373	572,503
Texas Instruments Inc.	6,017	209,813

		1,539,987

SOFTWARE — 3.91%
Adobe Systems Inc.[a]	2,713	123,604
Microsoft Corp.	45,302	1,564,278
Oracle Corp.	19,260	591,667
Salesforce.com Inc.[a]	3,192	121,871
VMware Inc. Class Aa	464	31,083

		2,432,503

TELECOMMUNICATIONS — 4.57%
AT&T Inc.	29,184	1,033,114
CenturyLink Inc.	3,304	116,796
Cisco Systems Inc.	28,991	704,771
Corning Inc.	8,002	113,869
Sprint Nextel Corp.[a]	13,161	92,390
Verizon Communications Inc.	15,520	781,277

		2,842,217

TRANSPORTATION — 1.85%
CSX Corp.	5,544	128,565
FedEx Corp.	1,718	169,360
Norfolk Southern Corp.	1,709	124,159
Union Pacific Corp.	2,532	390,637
United Parcel Service Inc. Class B	3,929	339,780
		1,152,501
TOTAL COMMON STOCKS
(Cost: $57,611,486)		62,046,363

SHORT-TERM INVESTMENTS — 0.42%

MONEY MARKET FUNDS — 0.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	135,003	135,003
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	9,440	9,440

304

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

June 30, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	117,179	$117,179

		261,622

TOTAL SHORT-TERM INVESTMENTS
(Cost: $261,622)		261,622

TOTAL INVESTMENTS IN SECURITIES — 100.20%
(Cost: $57,873,108)		62,307,985
Other Assets, Less Liabilities — (0.20)%		(122,815)

NET ASSETS — 100.00%		$62,185,170

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

305

Schedule of Investments   (Unaudited)

iSHARES® RUSSELL TOP 200 GROWTH ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 3.34%
Boeing Co. (The)	50,752	$5,199,035
Lockheed Martin Corp.	17,350	1,881,781
United Technologies Corp.	57,621	5,355,296

		12,436,112
AGRICULTURE — 4.04%
Altria Group Inc.	134,382	4,702,026
Archer-Daniels-Midland Co.	3,347	113,497
Philip Morris International Inc.	109,361	9,472,850
Reynolds American Inc.	15,945	771,259

		15,059,632
APPAREL — 0.81%
Nike Inc. Class B	47,337	3,014,420

		3,014,420
AUTO MANUFACTURERS — 0.38%
Ford Motor Co.	90,553	1,400,855

		1,400,855
BEVERAGES — 5.02%
Coca-Cola Co. (The)	255,755	10,258,333
PepsiCo Inc.	103,410	8,457,904

		18,716,237
BIOTECHNOLOGY — 4.85%
Amgen Inc.	50,172	4,949,969
Biogen Idec Inc.[a]	15,864	3,413,933
Celgene Corp.[a]	27,876	3,258,983
Gilead Sciences Inc.[a,b]	102,039	5,225,417
Regeneron Pharmaceuticals Inc.[a]	5,353	1,203,783

		18,052,085
CHEMICALS — 3.74%
Dow Chemical Co. (The)	10,590	340,680
E.I. du Pont de Nemours and Co.	61,515	3,229,538
Ecolab Inc.	17,524	1,492,870
LyondellBasell Industries NV Class A	27,130	1,797,634
Monsanto Co.	35,728	3,529,926
PPG Industries Inc.	8,675	1,270,107
Praxair Inc.	19,765	2,276,137

		13,936,892
COMMERCIAL SERVICES — 1.81%
Automatic Data Processing Inc.	32,428	2,232,992
MasterCard Inc. Class A	7,819	4,492,015

		6,725,007

Security	Shares	Value

COMPUTERS — 10.24%
Accenture PLC Class A	43,012	$3,095,143
Apple Inc.	47,512	18,818,553
Cognizant Technology Solutions Corp. Class Aa	20,157	1,262,030
EMC Corp.	70,200	1,658,124
International Business Machines Corp.	69,609	13,302,976

		38,136,826
COSMETICS & PERSONAL CARE — 1.23%
Colgate-Palmolive Co.	62,423	3,576,214
Estee Lauder Companies Inc. (The) Class A	15,489	1,018,711

		4,594,925
DIVERSIFIED FINANCIAL SERVICES — 3.59%
American Express Co.	63,388	4,738,887
BlackRock Inc.C	3,080	791,098
Charles Schwab Corp. (The)	9,979	211,854
Franklin Resources Inc.	9,152	1,244,855
Visa Inc. Class A	34,944	6,386,016

		13,372,710
ELECTRICAL COMPONENTS & EQUIPMENT — 0.53%
Emerson Electric Co.	35,935	1,959,895

		1,959,895
ELECTRONICS — 1.12%
Honeywell International Inc.	52,644	4,176,775

		4,176,775
ENVIRONMENTAL CONTROL — 0.03%
Waste Management Inc.	2,497	100,704

		100,704
FOOD — 1.56%
General Mills Inc.	43,083	2,090,818
Kellogg Co.	16,008	1,028,194
Kraft Foods Group Inc.	39,729	2,219,659
Sysco Corp.	13,723	468,778

		5,807,449
HEALTH CARE — PRODUCTS — 1.61%
Baxter International Inc.	36,219	2,508,890
Becton, Dickinson and Co.	12,982	1,283,011
Intuitive Surgical Inc.[a,b]	2,684	1,359,661
Stryker Corp.	12,909	834,954

		5,986,516
HEALTH CARE — SERVICES — 0.11%
Aetna Inc.	6,724	427,243

		427,243

306

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

June 30, 2013

Security	Shares	Value

HOUSEHOLD PRODUCTS & WARES — 0.56%
Kimberly-Clark Corp.	21,488	$2,087,344

		2,087,344
INSURANCE — 0.72%
Chubb Corp. (The)	2,477	209,678
Loews Corp.	1,642	72,905
Marsh & McLennan Companies Inc.	24,611	982,471
Prudential Financial Inc.	11,908	869,641
Travelers Companies Inc. (The)	6,792	542,817

		2,677,512
INTERNET — 8.83%
Amazon.com Inc.[a]	24,590	6,828,397
eBay Inc.[a]	86,828	4,490,744
Facebook Inc. Class Aa	113,859	2,830,535
Google Inc. Class Aa	18,032	15,874,832
Priceline.com Inc.[a]	3,447	2,851,117

		32,875,625
LODGING — 0.37%
Las Vegas Sands Corp.	26,123	1,382,690

		1,382,690
MACHINERY — 1.04%
Caterpillar Inc.	7,956	656,291
Cummins Inc.	10,398	1,127,767
Deere & Co.	25,933	2,107,056

		3,891,114
MANUFACTURING — 1.46%
3M Co.	39,069	4,272,195
Danaher Corp.	8,121	514,059
Illinois Tool Works Inc.	9,390	649,507

		5,435,761
MEDIA — 5.89%
CBS Corp. Class B NVS	37,562	1,835,655
Comcast Corp. Class A	162,158	6,791,177
DIRECTV[a]	34,891	2,149,983
Liberty Global PLC Series Aa	21,091	1,562,421
News Corp. Class A NVS	97,903	3,191,638
Sirius XM Radio Inc.	97,296	325,942
Time Warner Cable Inc.	19,445	2,187,174
Viacom Inc. Class B NVS	32,407	2,205,296
Walt Disney Co. (The)	26,719	1,687,305

		21,936,591
METAL FABRICATE & HARDWARE — 0.59%
Precision Castparts Corp.	9,779	2,210,152

		2,210,152

Security	Shares	Value

MINING — 0.08%
Southern Copper Corp.	10,549	$291,363

		291,363
OIL & GAS — 0.64%
Anadarko Petroleum Corp.	1,843	158,369
EOG Resources Inc.	17,020	2,241,194

		2,399,563
OIL & GAS SERVICES — 2.43%
Baker Hughes Inc.	1,860	85,802
Halliburton Co.	62,289	2,598,697
Schlumberger Ltd.	88,918	6,371,864

		9,056,363
PHARMACEUTICALS — 4.76%
AbbVie Inc.	105,957	4,380,262
Allergan Inc.	19,809	1,668,710
Bristol-Myers Squibb Co.	94,622	4,228,657
Eli Lilly and Co.	14,508	712,633
Express Scripts Holding Co.[a]	47,752	2,945,821
Johnson & Johnson	24,216	2,079,186
McKesson Corp.	15,145	1,734,103

		17,749,372
PIPELINES — 0.63%
Kinder Morgan Inc.	40,543	1,546,715
Williams Companies Inc. (The)	25,048	813,309

		2,360,024
REAL ESTATE INVESTMENT TRUSTS — 1.54%
American Tower Corp.	26,430	1,933,883
Public Storage[b]	8,918	1,367,397
Simon Property Group Inc.	15,478	2,444,286

		5,745,566
RETAIL — 10.32%
Costco Wholesale Corp.	29,163	3,224,553
CVS Caremark Corp.	9,410	538,064
Home Depot Inc. (The)	97,692	7,568,199
Lowe’s Companies Inc.	72,746	2,975,311
McDonald’s Corp.	67,052	6,638,148
Starbucks Corp.	50,036	3,276,858
Target Corp.	33,622	2,315,211
TJX Companies Inc. (The)	48,103	2,408,036
Wal-Mart Stores Inc.	71,419	5,320,001
Walgreen Co.	47,681	2,107,500
Yum! Brands Inc.	30,063	2,084,569

		38,456,450
SEMICONDUCTORS — 2.88%
Broadcom Corp. Class A	16,676	562,982
Intel Corp.	21,594	523,006
QUALCOMM Inc.	115,554	7,058,038

307

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

June 30, 2013

Security	Shares	Value

Texas Instruments Inc.	74,125	$2,584,739

		10,728,765
SOFTWARE — 7.80%
Adobe Systems Inc.[a]	13,082	596,016
Microsoft Corp.	558,402	19,281,621
Oracle Corp.	237,442	7,294,218
Salesforce.com Inc.[a]	39,426	1,505,285
VMware Inc. Class Aa	5,715	382,848

		29,059,988
TELECOMMUNICATIONS — 2.64%
Sprint Nextel Corp.[a]	29,509	207,153
Verizon Communications Inc.	191,305	9,630,294

		9,837,447
TRANSPORTATION — 2.71%
CSX Corp.	34,081	790,338
Norfolk Southern Corp.	3,811	276,869
Union Pacific Corp.	31,228	4,817,856
United Parcel Service Inc. Class B	48,467	4,191,426

		10,076,489
TOTAL COMMON STOCKS (Cost: $310,143,185)		372,162,462

SHORT-TERM INVESTMENTS — 0.56%

MONEY MARKET FUNDS — 0.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	1,736,128	1,736,128
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	121,397	121,397
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	233,233	233,233

		2,090,758

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,090,758)		2,090,758

TOTAL INVESTMENTS IN SECURITIES — 100.46% (Cost: $312,233,943)		374,253,220
Other Assets, Less Liabilities — (0.46)%		(1,715,456)

NET ASSETS — 100.00%		$372,537,764

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

308

Schedule of Investments   (Unaudited)

iSHARES® RUSSELL TOP 200 VALUE ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.72%

AEROSPACE & DEFENSE — 1.18%
General Dynamics Corp.	7,096	$555,830
Northrop Grumman Corp.	5,587	462,604
Raytheon Co.	7,712	509,917
United Technologies Corp.	1,376	127,885

		1,656,236
AGRICULTURE — 0.41%
Archer-Daniels-Midland Co.	14,467	490,576
Reynolds American Inc.	1,820	88,033

		578,609
AUTO MANUFACTURERS — 1.13%
Ford Motor Co.	59,521	920,790
General Motors Co.[a,b]	19,784	659,005

		1,579,795
AUTO PARTS & EQUIPMENT — 0.42%
Johnson Controls Inc.	16,274	582,446

		582,446
BANKS — 17.29%
Bank of America Corp.	256,118	3,293,678
Bank of New York Mellon Corp. (The)	27,574	773,451
BB&T Corp.	16,671	564,813
Capital One Financial Corp.	13,878	871,677
Citigroup Inc.	72,292	3,467,847
Goldman Sachs Group Inc. (The)	10,893	1,647,566
J.P. Morgan Chase & Co.	89,797	4,740,384
Morgan Stanley	36,177	883,804
PNC Financial Services Group Inc. (The)[c]	12,578	917,188
State Street Corp.	10,835	706,550
U.S. Bancorp	43,943	1,588,539
Wells Fargo & Co.	114,702	4,733,752

		24,189,249
CHEMICALS — 1.20%
Air Products and Chemicals Inc.	4,949	453,180
Dow Chemical Co. (The)	24,973	803,381
Mosaic Co. (The)	7,129	383,612
PPG Industries Inc.	305	44,655

		1,684,828
COMPUTERS — 3.06%
Apple Inc.	5,419	2,146,357
Dell Inc.	29,772	397,456
EMC Corp.	24,956	589,461
Hewlett-Packard Co.	46,186	1,145,413

		4,278,687

Security	Shares	Value

COSMETICS & PERSONAL CARE — 3.58%
Procter & Gamble Co. (The)	65,115	$5,013,204

		5,013,204
DIVERSIFIED FINANCIAL SERVICES — 1.52%
BlackRock Inc.[c]	2,007	515,498
Charles Schwab Corp. (The)	22,536	478,439
CME Group Inc.	7,529	572,053
Discover Financial Services	11,651	555,054

		2,121,044
ELECTRIC — 3.77%
American Electric Power Co. Inc.	11,547	517,075
Dominion Resources Inc.	13,724	779,798
Duke Energy Corp.	16,767	1,131,772
Exelon Corp.	20,333	627,883
NextEra Energy Inc.	10,088	821,970
PG&E Corp.	10,505	480,394
Southern Co. (The)	20,679	912,564

		5,271,456
ELECTRICAL COMPONENTS & EQUIPMENT — 0.17%
Emerson Electric Co.	4,304	234,740

		234,740
ELECTRONICS — 0.52%
Thermo Fisher Scientific Inc.	8,527	721,640

		721,640
ENVIRONMENTAL CONTROL — 0.29%
Waste Management Inc.	10,208	411,689

		411,689
FOOD — 1.11%
Kellogg Co.	481	30,895
Mondelez International Inc. Class A	42,395	1,209,529
Sysco Corp.	9,221	314,989

		1,555,413
HEALTH CARE — PRODUCTS — 1.54%
Covidien PLC	11,177	702,363
Medtronic Inc.	24,138	1,242,383
Stryker Corp.	3,296	213,185

		2,157,931
HEALTH CARE — SERVICES — 1.85%
Aetna Inc.	6,596	419,110
UnitedHealth Group Inc.	24,233	1,586,777
WellPoint Inc.	7,136	584,010

		2,589,897

309

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

June 30, 2013

Security	Shares	Value

HOUSEHOLD PRODUCTS & WARES — 0.10%
Kimberly-Clark Corp.	1,499	$145,613

		145,613
INSURANCE — 7.98%
ACE Ltd.	8,082	723,177
Aflac Inc.	11,076	643,737
Allstate Corp. (The)	11,134	535,768
American International Group Inc.[a]	35,075	1,567,853
Berkshire Hathaway Inc. Class Ba	42,756	4,785,252
Chubb Corp. (The)	5,277	446,698
Loews Corp.	6,712	298,013
Marsh & McLennan Companies Inc.	4,348	173,572
MetLife Inc.	21,240	971,942
Prudential Financial Inc.	6,791	495,947
Travelers Companies Inc. (The)	6,528	521,718

		11,163,677
INTERNET — 0.40%
Yahoo! Inc.[a]	22,546	566,130

		566,130
LEISURE TIME — 0.24%
Carnival Corp.	9,924	340,294

		340,294
MACHINERY — 0.82%
Caterpillar Inc.	12,797	1,055,625
Cummins Inc.	811	87,961

		1,143,586
MANUFACTURING — 5.59%
3M Co.	2,525	276,109
Danaher Corp.	11,335	717,506
Eaton Corp. PLC	11,240	739,704
General Electric Co.	245,658	5,696,809
Illinois Tool Works Inc.	5,635	389,773

		7,819,901
MEDIA — 3.26%
CBS Corp. Class B NVS	1,224	59,817
Comcast Corp. Class A	4,738	198,427
Liberty Global PLC Series Aa	1,323	98,008
News Corp. Class A NVS	12,417	404,794
Sirius XM Radio Inc.	38,692	129,618
Thomson Reuters Corp.	8,870	288,896
Time Warner Inc.	22,146	1,280,482
Walt Disney Co. (The)	33,288	2,102,137

		4,562,179
MINING — 0.49%
Freeport-McMoRan Copper & Gold Inc.	24,573	678,461

		678,461

Security	Shares	Value

OIL & GAS — 16.94%
Anadarko Petroleum Corp.	11,259	$967,486
Apache Corp.	9,310	780,457
Chevron Corp.	46,055	5,450,149
ConocoPhillips	29,048	1,757,404
Devon Energy Corp.	9,646	500,434
EOG Resources Inc.	414	54,516
Exxon Mobil Corp.	105,636	9,544,213
Hess Corp.	7,290	484,712
Marathon Oil Corp.	16,840	582,327
Marathon Petroleum Corp.	7,716	548,299
Occidental Petroleum Corp.	19,140	1,707,862
Phillips 66	14,712	866,684
Valero Energy Corp.	12,957	450,515

		23,695,058
OIL & GAS SERVICES — 0.82%
Baker Hughes Inc.	9,836	453,735
National Oilwell Varco Inc.	10,151	699,404

		1,153,139
PHARMACEUTICALS — 10.98%
Abbott Laboratories	37,035	1,291,781
Bristol-Myers Squibb Co.	5,424	242,399
Eli Lilly and Co.	18,393	903,464
Express Scripts Holding Co.[a]	2,447	150,955
Johnson & Johnson	58,124	4,990,527
Merck & Co. Inc.	71,739	3,332,276
Pfizer Inc.	158,895	4,450,649

		15,362,051
PIPELINES — 0.60%
Kinder Morgan Inc.	1,322	50,434
Spectra Energy Corp.	15,899	547,880
Williams Companies Inc. (The)	7,315	237,518

		835,832
REAL ESTATE INVESTMENT TRUSTS — 0.59%
Equity Residential[b]	8,557	496,820
Public Storage	231	35,419
Simon Property Group Inc.	1,864	294,363

		826,602
RETAIL — 2.08%
CVS Caremark Corp.	25,744	1,472,042
Target Corp.	3,293	226,756
Wal-Mart Stores Inc.	12,893	960,399
Walgreen Co.	5,560	245,752

		2,904,949
SEMICONDUCTORS — 2.10%
Broadcom Corp. Class A	7,637	257,825
Intel Corp.	110,423	2,674,445
		2,932,270

310

Schedule of Investments   (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

June 30, 2013

Security	Shares	Value

SOFTWARE — 0.24%
Adobe Systems Inc.[a]	7,274	$331,403

		331,403
TELECOMMUNICATIONS — 6.40%
AT&T Inc.	127,817	4,524,722
CenturyLink Inc.	14,470	511,514
Cisco Systems Inc.	126,970	3,086,641
Corning Inc.	35,045	498,690
Sprint Nextel Corp.[a]	47,149	330,986

		8,952,553
TRANSPORTATION — 1.05%
CSX Corp.	12,164	282,083
FedEx Corp.	7,528	742,111
Norfolk Southern Corp.	6,131	445,417

		1,469,611

TOTAL COMMON STOCKS (Cost: $133,533,972)		139,510,173

SHORT-TERM INVESTMENTS — 0.98%

MONEY MARKET FUNDS — 0.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	693,883	693,883
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	48,519	48,519
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	635,385	635,385

		1,377,787

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,377,787)		1,377,787

TOTAL INVESTMENTS IN SECURITIES — 100.70% (Cost: $134,911,759)		140,887,960
Other Assets, Less Liabilities — (0.70)%		(982,098)

NET ASSETS — 100.00%		$139,905,862

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

311

Schedule of Investments   (Unaudited)

iSHARES® S&P 100 ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.94%

AEROSPACE & DEFENSE — 2.50%
Boeing Co. (The)	305,820	$31,328,201
General Dynamics Corp.	148,508	11,632,632
Lockheed Martin Corp.	118,960	12,902,401
Raytheon Co.	145,213	9,601,483
United Technologies Corp.	378,803	35,205,951

		100,670,668
AGRICULTURE — 2.36%
Altria Group Inc.	899,644	31,478,544
Philip Morris International Inc.	732,526	63,451,402

		94,929,946
APPAREL — 0.51%
Nike Inc. Class B	324,287	20,650,596

		20,650,596
AUTO MANUFACTURERS — 0.96%
Ford Motor Co.	1,760,710	27,238,184
General Motors Co.[a,b]	344,402	11,472,030

		38,710,214
BANKS — 10.28%
Bank of America Corp.	4,828,404	62,093,275
Bank of New York Mellon Corp. (The)	520,324	14,595,088
Capital One Financial Corp.	261,829	16,445,479
Citigroup Inc.	1,362,872	65,376,970
Goldman Sachs Group Inc. (The)	193,034	29,196,393
J.P. Morgan Chase & Co.	1,692,882	89,367,241
Morgan Stanley	614,962	15,023,522
U.S. Bancorp	828,421	29,947,419
Wells Fargo & Co.	2,206,147	91,047,687

		413,093,074
BEVERAGES — 3.12%
Coca-Cola Co. (The)	1,715,515	68,809,307
PepsiCo Inc.	692,623	56,649,635

		125,458,942
BIOTECHNOLOGY — 1.69%
Amgen Inc.	335,902	33,140,091
Gilead Sciences Inc.[a,b]	683,182	34,985,750

		68,125,841
CHEMICALS — 1.56%
Dow Chemical Co. (The)	542,036	17,437,298
E.I. du Pont de Nemours and Co.	412,333	21,647,483
Monsanto Co.	239,110	23,624,068

		62,708,849

Security	Shares	Value

COMMERCIAL SERVICES — 0.67%
MasterCard Inc. Class A	46,825	$26,900,962

		26,900,962
COMPUTERS — 7.97%
Accenture PLC Class A	291,178	20,953,169
Apple Inc.	420,411	166,516,389
EMC Corp.	941,068	22,228,026
Hewlett-Packard Co.	863,956	21,426,109
International Business Machines Corp.	466,822	89,214,352

		320,338,045
COSMETICS & PERSONAL CARE — 2.91%
Colgate-Palmolive Co.	392,725	22,499,215
Procter & Gamble Co. (The)	1,227,564	94,510,153

		117,009,368
DIVERSIFIED FINANCIAL SERVICES — 1.83%
American Express Co.	428,096	32,004,457
Visa Inc. Class A	226,993	41,482,971

		73,487,428
ELECTRIC — 0.97%
American Electric Power Co. Inc.	217,428	9,736,426
Exelon Corp.	383,685	11,848,193
Southern Co. (The)	390,047	17,212,774

		38,797,393
ELECTRICAL COMPONENTS & EQUIPMENT — 0.44%
Emerson Electric Co.	322,129	17,568,916

		17,568,916
ELECTRONICS — 0.70%
Honeywell International Inc.	352,384	27,958,147

		27,958,147
FOOD — 0.57%
Mondelez International Inc. Class A	799,312	22,804,371

		22,804,371
HEALTH CARE — PRODUCTS — 1.00%
Baxter International Inc.	242,865	16,823,259
Medtronic Inc.	452,994	23,315,601

		40,138,860
HEALTH CARE — SERVICES — 0.74%
UnitedHealth Group Inc.	456,844	29,914,145

		29,914,145
INSURANCE — 3.82%
Allstate Corp. (The)	209,628	10,087,299

312

Schedule of Investments   (Unaudited) (Continued)

iSHARES® S&P 100 ETF

June 30, 2013

Security	Shares	Value

American International Group Inc.[a]	661,229	$29,556,936
Berkshire Hathaway Inc. Class Ba	817,068	91,446,251
MetLife Inc.	490,535	22,446,882

		153,537,368
INTERNET — 4.44%
Amazon.com Inc.[a]	163,119	45,296,515
eBay Inc.[a,b]	523,127	27,056,128
Google Inc. Class Aa	120,361	105,962,214

		178,314,857
MACHINERY — 0.60%
Caterpillar Inc.	294,486	24,292,150

		24,292,150
MANUFACTURING — 3.45%
3M Co.	284,395	31,098,593
General Electric Co.	4,631,248	107,398,641

		138,497,234
MEDIA — 3.82%
Comcast Corp. Class A	1,179,468	49,396,120
News Corp. Class A NVS[a]	891,528	29,063,813
Time Warner Inc.	417,534	24,141,816
Walt Disney Co. (The)	806,615	50,937,737

		153,539,486
MINING — 0.32%
Freeport-McMoRan Copper & Gold Inc.	465,526	12,853,173

		12,853,173
OIL & GAS — 9.72%
Anadarko Petroleum Corp.	224,690	19,307,612
Apache Corp.	175,654	14,725,075
Chevron Corp.	868,450	102,772,373
ConocoPhillips	547,606	33,130,163
Devon Energy Corp.	168,912	8,763,154
Exxon Mobil Corp.	1,991,497	179,931,754
Occidental Petroleum Corp.	360,836	32,197,396

		390,827,527
OIL & GAS SERVICES — 1.82%
Halliburton Co.	417,665	17,424,984
National Oilwell Varco Inc.	191,586	13,200,275
Schlumberger Ltd.	595,444	42,669,517

		73,294,776
PHARMACEUTICALS — 9.03%
Abbott Laboratories	698,197	24,353,111
AbbVie Inc.	709,326	29,323,537
Bristol-Myers Squibb Co.	735,672	32,877,182
Eli Lilly and Co.	444,069	21,812,669
Johnson & Johnson	1,258,075	108,018,320
Merck & Co. Inc.	1,352,452	62,821,395

Security	Shares	Value

Pfizer Inc.	2,988,871	$83,718,277

		362,924,491
PIPELINES — 0.25%
Williams Companies Inc. (The)	305,426	9,917,182

		9,917,182
REAL ESTATE INVESTMENT TRUSTS — 0.55%
Simon Property Group Inc.	139,677	22,057,792

		22,057,792
RETAIL — 7.00%
Costco Wholesale Corp.	195,607	21,628,266
CVS Caremark Corp.	548,386	31,356,711
Home Depot Inc. (The)	654,272	50,686,452
Lowe’s Companies Inc.	480,488	19,651,959
McDonald’s Corp.	449,029	44,453,871
Starbucks Corp.	335,383	21,964,233
Target Corp.	287,496	19,796,975
Wal-Mart Stores Inc.	733,794	54,660,315
Walgreen Co.	386,369	17,077,510

		281,276,292
SEMICONDUCTORS — 2.95%
Intel Corp.	2,226,450	53,924,619
QUALCOMM Inc.	773,875	47,268,285
Texas Instruments Inc.	497,015	17,330,913

		118,523,817
SOFTWARE — 4.15%
Microsoft Corp.	3,366,350	116,240,066
Oracle Corp.	1,645,677	50,555,197

		166,795,263
TELECOMMUNICATIONS — 5.17%
AT&T Inc.	2,409,651	85,301,645
Cisco Systems Inc.	2,393,664	58,189,972
Verizon Communications Inc.	1,281,461	64,508,747

		208,000,364
TRANSPORTATION — 2.07%
FedEx Corp.	131,829	12,995,703
Norfolk Southern Corp.	140,955	10,240,381
Union Pacific Corp.	209,064	32,254,394
United Parcel Service Inc. Class B	318,222	27,519,838

		83,010,316

TOTAL COMMON STOCKS (Cost: $3,951,146,793)		4,016,927,853

313

Schedule of Investments   (Unaudited) (Continued)

iSHARES® S&P 100 ETF

June 30, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.83%

MONEY MARKET FUNDS — 1.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	64,041,234	$64,041,234
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	4,478,014	4,478,014
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	5,050,860	5,050,860

		73,570,108

TOTAL SHORT-TERM INVESTMENTS (Cost: $73,570,108)		73,570,108

TOTAL INVESTMENTS IN SECURITIES — 101.77% (Cost: $4,024,716,901)		4,090,497,961

SHORT POSITIONS[f] — (0.09)%

COMMON STOCKS — (0.09)%
News Corp. Class A New NVS[a]	(224,080)	(3,427,804)

		(3,427,804)

TOTAL SHORT POSITIONS (Proceeds: $3,427,804)		(3,427,804)
Other Assets, Less Liabilities — (1.68)%		(67,671,612)

NET ASSETS — 100.00%		$4,019,398,545

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
[f]	In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

314

Schedule of Investments   (Unaudited)

iSHARES® S&P 500 GROWTH ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.84%

ADVERTISING — 0.16%
Interpublic Group of Companies Inc. (The)	182,669	$2,657,834
Omnicom Group Inc.	137,660	8,654,684

		11,312,518
AEROSPACE & DEFENSE — 1.19%
Boeing Co. (The)	674,943	69,141,161
Lockheed Martin Corp.	118,196	12,819,538
Rockwell Collins Inc.	64,585	4,095,335

		86,056,034
AGRICULTURE — 2.81%
Altria Group Inc.	1,131,737	39,599,478
Lorillard Inc.	373,393	16,309,806
Philip Morris International Inc.	1,616,661	140,035,176
Reynolds American Inc.	148,390	7,177,624

		203,122,084
AIRLINES — 0.13%
Southwest Airlines Co.	712,553	9,184,808

		9,184,808
APPAREL — 0.96%
Coach Inc.	277,749	15,856,690
Nike Inc. Class B	414,979	26,425,863
Ralph Lauren Corp.	60,099	10,441,600
VF Corp.	86,607	16,720,348

		69,444,501
AUTO MANUFACTURERS — 0.34%
General Motors Co.[a]	167,955	5,594,581
PACCAR Inc.	349,640	18,761,682

		24,356,263
AUTO PARTS & EQUIPMENT — 0.34%
BorgWarner Inc.[a]	113,984	9,819,721
Delphi Automotive PLC	287,314	14,563,947

		24,383,668
BANKS — 3.53%
Bank of America Corp.	10,656,151	137,038,102
Bank of New York Mellon Corp. (The)	585,099	16,412,027
Comerica Inc.	83,294	3,317,600
Huntington Bancshares Inc.	831,813	6,554,686
KeyCorp	465,571	5,139,904
M&T Bank Corp.	79,737	8,910,610
Regions Financial Corp.	668,114	6,367,126
U.S. Bancorp	1,828,322	66,093,840

Security	Shares	Value

Zions Bancorp	182,862	$5,281,055

		255,114,950
BEVERAGES — 4.40%
Brown-Forman Corp. Class B NVS	149,666	10,109,938
Coca-Cola Co. (The)	3,786,094	151,860,230
Coca-Cola Enterprises Inc.	153,285	5,389,501
Constellation Brands Inc. Class Aa	151,829	7,913,327
Dr Pepper Snapple Group Inc.	201,249	9,243,367
Monster Beverage Corp.[a,b]	142,309	8,648,118
PepsiCo Inc.	1,528,596	125,023,867

		318,188,348
BIOTECHNOLOGY — 4.10%
Alexion Pharmaceuticals Inc.[a]	192,894	17,792,543
Amgen Inc.	741,334	73,140,012
Biogen Idec Inc.[a]	234,640	50,494,528
Celgene Corp.[a]	412,314	48,203,630
Gilead Sciences Inc.[a,b]	1,507,777	77,213,260
Life Technologies Corp.[a]	170,191	12,595,836
Regeneron Pharmaceuticals Inc.[a,b]	75,501	16,978,665

		296,418,474
BUILDING MATERIALS — 0.15%
Masco Corp.	353,904	6,897,589
Vulcan Materials Co.	87,685	4,244,831

		11,142,420
CHEMICALS — 2.89%
Airgas Inc.	37,261	3,556,935
CF Industries Holdings Inc.	58,511	10,034,637
E.I. du Pont de Nemours and Co.	445,827	23,405,917
Eastman Chemical Co.	153,014	10,712,510
Ecolab Inc.	263,337	22,433,679
FMC Corp.	134,190	8,193,641
International Flavors & Fragrances Inc.	47,791	3,591,972
Monsanto Co.	527,687	52,135,476
Mosaic Co. (The)	273,538	14,719,080
PPG Industries Inc.	141,001	20,643,956
Praxair Inc.	166,633	19,189,456
Sherwin-Williams Co. (The)	84,626	14,944,952
Sigma-Aldrich Corp.	69,214	5,562,037

		209,124,248
COMMERCIAL SERVICES — 1.86%
ADT Corp. (The)	130,185	5,187,872
Automatic Data Processing Inc.	278,182	19,155,613
Equifax Inc.	119,608	7,048,500
H&R Block Inc.	118,523	3,289,013
Iron Mountain Inc.	84,716	2,254,293
MasterCard Inc. Class A	103,343	59,370,554
McGraw Hill Financial Inc.	175,754	9,348,355
Moody’s Corp.	191,440	11,664,439
Paychex Inc.	181,939	6,644,412
Quanta Services Inc.[a]	211,176	5,587,717
Robert Half International Inc.	84,514	2,808,400
Total System Services Inc.	76,246	1,866,502

		134,225,670

315

Schedule of Investments   (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

June 30, 2013

Security	Shares	Value

COMPUTERS — 8.34%
Accenture PLC Class A	417,678	$30,056,109
Apple Inc.	927,834	367,496,491
Cognizant Technology Solutions Corp. Class Aa	298,137	18,666,357
Computer Sciences Corp.	92,375	4,043,254
EMC Corp.	2,076,623	49,049,835
International Business Machines Corp.	535,734	102,384,125
NetApp Inc.[a]	224,029	8,463,815
Seagate Technology PLC	315,248	14,132,568
Teradata Corp.[a]	161,016	8,087,834

		602,380,388
COSMETICS & PERSONAL CARE — 1.97%
Colgate-Palmolive Co.	537,332	30,783,750
Estee Lauder Companies Inc. (The) Class A	144,696	9,516,656
Procter & Gamble Co. (The)	1,327,503	102,204,456

		142,504,862
DISTRIBUTION & WHOLESALE — 0.37%
Fastenal Co.	266,616	12,224,344
Fossil Group Inc.[a,b]	52,368	5,410,138
W.W. Grainger Inc.	37,168	9,373,026

		27,007,508
DIVERSIFIED FINANCIAL SERVICES — 3.94%
American Express Co.	944,799	70,633,173
Ameriprise Financial Inc.	199,203	16,111,538
BlackRock Inc.[c]	74,040	19,017,174
Discover Financial Services	484,767	23,094,300
Franklin Resources Inc.	136,603	18,580,740
IntercontinentalExchange Inc.[a,b]	45,897	8,158,651
Invesco Ltd.	285,016	9,063,509
SLM Corp.	438,275	10,018,966
T. Rowe Price Group Inc.	256,346	18,751,710
Visa Inc. Class A	500,965	91,551,354

		284,981,115
ELECTRICAL COMPONENTS & EQUIPMENT — 0.27%
Emerson Electric Co.	319,755	17,439,438
Molex Inc.	71,500	2,097,810

		19,537,248
ELECTRONICS — 1.30%
Agilent Technologies Inc.	340,439	14,557,172
Amphenol Corp. Class A	157,827	12,301,036
Honeywell International Inc.	373,300	29,617,622
PerkinElmer Inc.	111,016	3,608,020
TE Connectivity Ltd.	184,259	8,391,155
Thermo Fisher Scientific Inc.	241,254	20,417,326
Waters Corp.[a]	51,835	5,186,092

		94,078,423

Security	Shares	Value

ENVIRONMENTAL CONTROL — 0.13%
Stericycle Inc.[a,b]	85,097	$9,397,262

		9,397,262
FOOD — 1.00%
Campbell Soup Co.	92,049	4,122,875
General Mills Inc.	286,656	13,911,416
Hershey Co. (The)	148,091	13,221,564
J.M. Smucker Co. (The)	55,365	5,710,900
Kellogg Co.	132,580	8,515,613
McCormick & Co. Inc. NVS	130,106	9,154,258
Whole Foods Market Inc.	340,949	17,552,055

		72,188,681
GAS — 0.13%
Sempra Energy	111,699	9,132,510

		9,132,510
HAND & MACHINE TOOLS — 0.07%
Snap-on Inc.	57,872	5,172,599

		5,172,599
HEALTH CARE — PRODUCTS — 2.10%
Baxter International Inc.	535,704	37,108,216
Becton, Dickinson and Co.[b]	95,808	9,468,705
Boston Scientific Corp.[a]	575,308	5,333,105
C.R. Bard Inc.	47,508	5,163,169
Covidien PLC	292,980	18,410,863
Edwards Lifesciences Corp.[a,b]	111,274	7,477,613
Intuitive Surgical Inc.[a]	39,698	20,110,213
Medtronic Inc.	489,849	25,212,528
Stryker Corp.	153,095	9,902,185
Varian Medical Systems Inc.[a,b]	70,970	4,786,926
Zimmer Holdings Inc.	117,882	8,834,077

		151,807,600
HEALTH CARE — SERVICES — 0.14%
DaVita HealthCare Partners Inc.[a,b]	83,532	10,090,666

		10,090,666
HOME BUILDERS — 0.25%
D.R. Horton Inc.	278,030	5,916,478
Lennar Corp. Class A	163,913	5,907,425
PulteGroup Inc.[a,b]	338,174	6,415,161

		18,239,064
HOUSEHOLD PRODUCTS & WARES — 0.38%
Clorox Co. (The)	71,816	5,970,782
Kimberly-Clark Corp.	220,496	21,418,982

		27,389,764

316

Schedule of Investments   (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

June 30, 2013

Security	Shares	Value

HOUSEWARES — 0.10%
Newell Rubbermaid Inc.	286,103	$7,510,204

		7,510,204
INSURANCE — 0.54%
Aon PLC	189,272	12,179,653
Marsh & McLennan Companies Inc.	277,106	11,062,072
Prudential Financial Inc.	211,865	15,472,501

		38,714,226
INTERNET — 6.96%
Amazon.com Inc.[a]	359,999	99,968,122
eBay Inc.[a]	1,154,548	59,713,223
Expedia Inc.	61,958	3,726,774
F5 Networks Inc.[a,b]	78,142	5,376,170
Google Inc. Class Aa	265,636	233,857,965
Netflix Inc.[a,b]	55,444	11,703,674
Priceline.com Inc.[a]	50,987	42,172,877
Symantec Corp.	419,134	9,417,941
TripAdvisor Inc.[a,b]	109,482	6,664,169
VeriSign Inc.[a,b]	149,499	6,676,626
Yahoo! Inc.[a]	941,728	23,646,790

		502,924,331
IRON & STEEL — 0.09%
Nucor Corp.	150,236	6,508,224

		6,508,224
LEISURE TIME — 0.10%
Harley-Davidson Inc.	133,371	7,311,398

		7,311,398
LODGING — 0.42%
Marriott International Inc. Class A	135,423	5,467,027
Starwood Hotels & Resorts Worldwide Inc.	117,699	7,437,400
Wyndham Worldwide Corp.	133,963	7,666,702
Wynn Resorts Ltd.	78,730	10,077,440

		30,648,569
MACHINERY — 0.93%
Cummins Inc.	174,422	18,917,810
Deere & Co.	260,826	21,192,113
Flowserve Corp.	89,340	4,825,253
Rockwell Automation Inc.	90,023	7,484,512
Roper Industries Inc.	97,779	12,146,107
Xylem Inc.	84,526	2,277,131

		66,842,926
MANUFACTURING — 1.87%
3M Co.	357,765	39,121,603
Danaher Corp.	345,097	21,844,640
Dover Corp.	95,029	7,379,952
Eaton Corp. PLC	229,087	15,076,215
Illinois Tool Works Inc.	409,618	28,333,277

Security	Shares	Value

Ingersoll-Rand PLC	158,945	$8,824,626
Leggett & Platt Inc.	141,786	4,408,127
Pall Corp.	58,642	3,895,588
Pentair Ltd. Registered	105,359	6,078,161

		134,962,189
MEDIA — 6.13%
CBS Corp. Class B NVS	564,055	27,565,368
Comcast Corp. Class A	2,603,067	109,016,446
DIRECTV[a]	552,110	34,021,018
Discovery Communications Inc. Series Aa,b	241,892	18,676,481
Gannett Co. Inc.	104,497	2,555,997
News Corp. Class A NVS	1,967,563	64,142,554
Scripps Networks Interactive Inc. Class A	84,322	5,629,337
Time Warner Cable Inc.	287,607	32,350,035
Time Warner Inc.	921,427	53,276,909
Viacom Inc. Class B NVS	246,946	16,804,675
Walt Disney Co. (The)	1,246,128	78,692,983

		442,731,803
METAL FABRICATE & HARDWARE — 0.25%
Precision Castparts Corp.	80,998	18,306,358

		18,306,358
OIL & GAS — 5.05%
Anadarko Petroleum Corp.	252,801	21,723,190
Cabot Oil & Gas Corp.	124,677	8,854,560
Denbury Resources Inc.[a]	370,072	6,409,647
EOG Resources Inc.	268,945	35,414,678
EQT Corp.	68,627	5,446,925
Exxon Mobil Corp.	2,373,376	214,434,522
Marathon Petroleum Corp.	147,458	10,478,365
Noble Energy Inc.	355,004	21,314,440
Pioneer Natural Resources Co.	135,004	19,541,829
Range Resources Corp.	94,798	7,329,781
Southwestern Energy Co.[a]	181,222	6,620,040
Tesoro Corp.	134,690	7,046,981

		364,614,958
OIL & GAS SERVICES — 1.20%
Cameron International Corp.[a]	114,880	7,026,061
FMC Technologies Inc.[a,b]	108,202	6,024,687
Halliburton Co.	396,152	16,527,461
Schlumberger Ltd.	801,618	57,443,946

		87,022,155
PACKAGING & CONTAINERS — 0.14%
Ball Corp.	147,530	6,128,396
Bemis Co. Inc.	42,867	1,677,814
Sealed Air Corp.	95,163	2,279,154

		10,085,364
PHARMACEUTICALS — 9.26%
Abbott Laboratories	970,760	33,860,109
AbbVie Inc.	1,565,474	64,716,695
Actavis Inc.[a]	126,269	15,937,673
Allergan Inc.	187,506	15,795,506

317

Schedule of Investments   (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

June 30, 2013

Security	Shares	Value

Bristol-Myers Squibb Co.	909,224	$40,633,221
DENTSPLY International Inc.	86,505	3,543,245
Eli Lilly and Co.	979,944	48,134,849
Express Scripts Holding Co.[a]	435,735	26,880,492
Johnson & Johnson	1,471,556	126,347,798
Mead Johnson Nutrition Co. Class A	105,772	8,380,316
Merck & Co. Inc.	2,984,815	138,644,657
Mylan Inc.[a]	376,306	11,676,775
Perrigo Co.	87,241	10,556,161
Pfizer Inc.	3,891,828	109,010,102
Zoetis Inc.	494,697	15,281,190

		669,398,789
PIPELINES — 0.15%
Williams Companies Inc. (The)	330,162	10,720,360

		10,720,360
REAL ESTATE — 0.06%
CBRE Group Inc. Class Aa	180,693	4,220,988

		4,220,988
REAL ESTATE INVESTMENT TRUSTS — 2.39%
American Tower Corp.	390,926	28,604,055
Apartment Investment and Management Co. Class A	76,755	2,305,720
AvalonBay Communities Inc.[b]	62,338	8,410,020
Boston Properties Inc.	80,772	8,519,023
Equity Residential	167,577	9,729,521
HCP Inc.	251,215	11,415,210
Health Care REIT Inc.[b]	281,152	18,845,618
Kimco Realty Corp.[b]	214,652	4,599,992
Macerich Co. (The)	58,633	3,574,854
Plum Creek Timber Co. Inc.[b]	85,439	3,987,438
Public Storage	76,973	11,802,270
Simon Property Group Inc.	193,091	30,492,931
Ventas Inc.	194,019	13,476,560
Vornado Realty Trust	84,349	6,988,315
Weyerhaeuser Co.	359,346	10,237,767

		172,989,294
RETAIL — 6.64%
AutoNation Inc.[a,b]	17,293	750,343
AutoZone Inc.[a,b]	35,909	15,214,284
Bed Bath & Beyond Inc.[a,b]	107,663	7,633,307
CarMax Inc.[a]	138,079	6,373,727
Chipotle Mexican Grill Inc.[a,b]	20,844	7,594,511
Costco Wholesale Corp.	185,608	20,522,677
Dollar General Corp.[a]	199,132	10,042,227
Dollar Tree Inc.[a,b]	220,975	11,234,369
Family Dollar Stores Inc.	94,623	5,895,959
Gap Inc. (The)	286,325	11,948,342
Home Depot Inc. (The)	1,443,960	111,863,581
L Brands Inc.	237,177	11,680,967
Lowe’s Companies Inc.	1,060,053	43,356,168
McDonald’s Corp.	515,316	51,016,284
Nordstrom Inc.	146,602	8,787,324
O’Reilly Automotive Inc.[a,b]	109,106	12,287,518
PetSmart Inc.	102,470	6,864,465
PVH Corp.	79,953	9,998,123
Ross Stores Inc.	217,194	14,076,343

Security	Shares	Value

Starbucks Corp.	740,070	$48,467,184
Tiffany & Co.	58,276	4,244,824
TJX Companies Inc. (The)	711,473	35,616,338
Urban Outfitters Inc.[a]	109,286	4,395,483
Yum! Brands Inc.	289,020	20,040,647

		479,904,995
SEMICONDUCTORS — 4.71%
Altera Corp.	171,451	5,656,168
Analog Devices Inc.	203,617	9,174,982
Applied Materials Inc.	1,187,733	17,709,099
Broadcom Corp. Class A	519,257	17,530,116
Intel Corp.	4,913,715	119,010,177
KLA-Tencor Corp.	163,579	9,116,258
Lam Research Corp.[a]	95,090	4,216,291
Linear Technology Corp.	154,714	5,699,664
LSI Corp.[a]	545,004	3,891,328
Microchip Technology Inc.	123,167	4,587,971
Micron Technology Inc.[a]	439,266	6,294,682
QUALCOMM Inc.	1,707,923	104,319,937
Teradyne Inc.[a,b]	188,972	3,320,238
Texas Instruments Inc.	668,778	23,320,289
Xilinx Inc.	162,236	6,426,168

		340,273,368
SOFTWARE — 5.26%
Adobe Systems Inc.[a]	496,146	22,604,412
Akamai Technologies Inc.[a,b]	176,225	7,498,374
Autodesk Inc.[a,b]	145,001	4,921,334
BMC Software Inc.[a]	82,754	3,735,516
Cerner Corp.[a,b]	144,410	13,876,357
Citrix Systems Inc.[a]	107,630	6,493,318
Dun & Bradstreet Corp. (The)[b]	20,600	2,007,470
Fidelity National Information Services Inc.	202,298	8,666,446
Fiserv Inc.[a]	131,474	11,492,142
Intuit Inc.	275,889	16,837,506
Microsoft Corp.	4,086,162	141,095,174
Oracle Corp.	3,631,970	111,574,118
Red Hat Inc.[a]	186,942	8,939,566
Salesforce.com Inc.[a,b]	536,477	20,482,692

		380,224,425
TELECOMMUNICATIONS — 2.43%
Cisco Systems Inc.	2,482,884	60,358,910
Crown Castle International Corp.[a]	289,783	20,977,391
Harris Corp.	59,776	2,943,968
JDS Uniphase Corp.[a]	234,570	3,373,117
Sprint Nextel Corp.[a]	2,983,176	20,941,895
Verizon Communications Inc.	1,329,226	66,913,237

		175,508,518
TEXTILES — 0.07%
Cintas Corp.	103,282	4,703,462

		4,703,462

318

Schedule of Investments   (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

June 30, 2013

Security	Shares	Value

TOYS, GAMES & HOBBIES — 0.21%
Mattel Inc.	341,392	$15,468,472

		15,468,472
TRANSPORTATION — 1.63%
C.H. Robinson Worldwide Inc.	81,204	4,572,597
Expeditors International of Washington Inc.	96,358	3,662,568
Kansas City Southern Industries Inc.	66,239	7,018,684
Union Pacific Corp.	461,401	71,184,946
United Parcel Service Inc. Class B	358,178	30,975,234

		117,414,029

TOTAL COMMON STOCKS (Cost: $5,515,355,270)		7,214,991,081

SHORT-TERM INVESTMENTS — 2.45%

MONEY MARKET FUNDS — 2.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	156,355,977	156,355,977
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	10,933,022	10,933,022
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	10,158,518	10,158,518

		177,447,517

TOTAL SHORT-TERM INVESTMENTS (Cost: $177,447,517)		177,447,517

TOTAL INVESTMENTS IN SECURITIES — 102.29% (Cost: $5,692,802,787)		7,392,438,598

SHORT POSITIONS[f] — (0.08)%

COMMON STOCKS — (0.08)%
News Corp. Class A New NVS[a]	(269,904)	(4,128,784)
Mallinckrodt PLC[a]	(36,558)	(1,660,710)

TOTAL SHORT POSITIONS (Proceeds: $5,789,494)		(5,789,494)
Other Assets, Less Liabilities — (2.21)%		(159,769,831)

NET ASSETS — 100.00%		$7,226,879,273

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.

[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
[f]	In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

319

Schedule of Investments   (Unaudited)

iSHARES® S&P 500 VALUE ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.83%

ADVERTISING — 0.16%
Interpublic Group of Companies Inc. (The)	211,438	$3,076,423
Omnicom Group Inc.	102,206	6,425,691

		9,502,114
AEROSPACE & DEFENSE — 2.47%
General Dynamics Corp.	286,358	22,430,422
L-3 Communications Holdings Inc.	77,336	6,630,789
Lockheed Martin Corp.	126,147	13,681,904
Northrop Grumman Corp.	202,847	16,795,732
Raytheon Co.	279,987	18,512,740
Rockwell Collins Inc.	61,087	3,873,527
United Technologies Corp.	729,543	67,803,726

		149,728,840
AGRICULTURE — 0.86%
Altria Group Inc.	744,995	26,067,375
Archer-Daniels-Midland Co.	568,424	19,275,258
Reynolds American Inc.	145,059	7,016,504

		52,359,137
APPAREL — 0.28%
Nike Inc. Class B	262,213	16,697,724

		16,697,724
AUTO MANUFACTURERS — 1.15%
Ford Motor Co.	3,390,961	52,458,167
General Motors Co.[a,b]	517,915	17,251,748

		69,709,915
AUTO PARTS & EQUIPMENT — 0.40%
Goodyear Tire & Rubber Co. (The)[a,b]	212,170	3,244,079
Johnson Controls Inc.	590,823	21,145,555

		24,389,634
BANKS — 12.22%
Bank of New York Mellon Corp. (The)	490,510	13,758,806
BB&T Corp.	605,241	20,505,565
Capital One Financial Corp.	503,880	31,648,703
Citigroup Inc.	2,624,766	125,910,025
Comerica Inc.	88,910	3,541,285
Fifth Third Bancorp	754,371	13,616,397
Goldman Sachs Group Inc. (The)	371,773	56,230,666
J.P. Morgan Chase & Co.	3,260,337	172,113,190
KeyCorp	390,625	4,312,500
M&T Bank Corp.	36,096	4,033,728
Morgan Stanley	1,183,492	28,912,710
Northern Trust Corp.	187,659	10,865,456
PNC Financial Services Group Inc. (The)[c]	456,658	33,299,501
Regions Financial Corp.	635,760	6,058,793
State Street Corp.	393,376	25,652,049

Security	Shares	Value

SunTrust Banks Inc.	464,848	$14,675,251
Wells Fargo & Co.	4,248,831	175,349,255

		740,483,880
BEVERAGES — 0.30%
Beam Inc.	138,527	8,742,439
Coca-Cola Enterprises Inc.	89,241	3,137,714
Molson Coors Brewing Co. Class B NVS	134,942	6,458,324

		18,338,477
BUILDING MATERIALS — 0.03%
Vulcan Materials Co.	35,889	1,737,386

		1,737,386
CHEMICALS — 1.88%
Air Products and Chemicals Inc.	179,692	16,454,396
Airgas Inc.	24,534	2,342,016
Dow Chemical Co. (The)	1,043,345	33,564,409
E.I. du Pont de Nemours and Co.	404,918	21,258,195
International Flavors & Fragrances Inc.	28,903	2,172,349
LyondellBasell Industries NV Class A	327,622	21,708,234
Praxair Inc.	109,688	12,631,670
Sigma-Aldrich Corp.	43,703	3,511,973

		113,643,242
COAL — 0.15%
CONSOL Energy Inc.	197,995	5,365,664
Peabody Energy Corp.	233,109	3,412,716

		8,778,380
COMMERCIAL SERVICES — 0.73%
ADT Corp. (The)	75,967	3,027,285
Automatic Data Processing Inc.	175,762	12,102,972
H&R Block Inc.	132,071	3,664,970
Iron Mountain Inc.	70,851	1,885,345
McGraw Hill Financial Inc.	83,084	4,419,238
Paychex Inc.	120,615	4,404,860
Robert Half International Inc.	47,010	1,562,142
SAIC Inc.	246,191	3,429,441
Total System Services Inc.	72,217	1,767,872
Western Union Co.	479,421	8,202,893

		44,467,018
COMPUTERS — 3.06%
Accenture PLC Class A	196,238	14,121,287
Computer Sciences Corp.	49,443	2,164,120
Dell Inc.	1,265,893	16,899,672
Hewlett-Packard Co.	1,663,510	41,255,048
International Business Machines Corp.	431,535	82,470,654
NetApp Inc.[a]	115,271	4,354,938
SanDisk Corp.[a]	209,851	12,821,896
Western Digital Corp.	183,380	11,386,064

		185,473,679
COSMETICS & PERSONAL CARE — 2.02%
Avon Products Inc.	372,679	7,837,439

320

Schedule of Investments   (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

June 30, 2013

Security	Shares	Value

Colgate-Palmolive Co.	287,375	$16,463,714
Estee Lauder Companies Inc. (The) Class A	81,224	5,342,102
Procter & Gamble Co. (The)	1,205,721	92,828,460

		122,471,715
DISTRIBUTION & WHOLESALE — 0.25%
Genuine Parts Co.	133,541	10,425,546
W.W. Grainger Inc.	19,151	4,829,499

		15,255,045
DIVERSIFIED FINANCIAL SERVICES — 1.28%
BlackRock Inc.[c]	43,039	11,054,567
Charles Schwab Corp. (The)	949,462	20,157,078
CME Group Inc.	264,961	20,131,737
E*TRADE Financial Corp.[a,b]	248,408	3,144,845
IntercontinentalExchange Inc.[a,b]	22,680	4,031,597
Invesco Ltd.[b]	134,760	4,285,368
Legg Mason Inc.	96,544	2,993,830
NASDAQ OMX Group Inc. (The)	101,723	3,335,497
NYSE Euronext Inc.	209,200	8,660,880

		77,795,399
ELECTRIC — 6.02%
AES Corp. (The)	532,203	6,381,114
Ameren Corp.	208,604	7,184,322
American Electric Power Co. Inc.	419,237	18,773,433
CMS Energy Corp.	228,237	6,201,199
Consolidated Edison Inc.	252,625	14,730,564
Dominion Resources Inc.	498,271	28,311,758
DTE Energy Co.	149,850	10,041,449
Duke Energy Corp.	608,753	41,090,828
Edison International	281,017	13,533,779
Entergy Corp.	153,579	10,701,385
Exelon Corp.	738,201	22,795,647
FirstEnergy Corp.	360,714	13,469,061
Integrys Energy Group Inc.	68,524	4,010,710
NextEra Energy Inc.	366,267	29,843,435
Northeast Utilities	271,222	11,396,748
NRG Energy Inc.	277,461	7,408,209
Pepco Holdings Inc.	215,276	4,339,964
PG&E Corp.	381,388	17,440,873
Pinnacle West Capital Corp.	95,223	5,282,020
PPL Corp.	510,894	15,459,652
Public Service Enterprise Group Inc.	436,390	14,252,497
SCANA Corp.	120,814	5,931,967
Southern Co. (The)	750,764	33,131,215
TECO Energy Inc.	176,592	3,035,616
Wisconsin Energy Corp.	196,814	8,067,406
Xcel Energy Inc.	428,811	12,152,504

		364,967,355
ELECTRICAL COMPONENTS & EQUIPMENT — 0.34%
Emerson Electric Co.	341,015	18,598,958
Molex Inc.	57,452	1,685,642

		20,284,600
ELECTRONICS — 1.18%
FLIR Systems Inc.	122,878	3,314,020

Security	Shares	Value

Garmin Ltd.	94,825	$3,428,872
Honeywell International Inc.	352,897	27,998,848
Jabil Circuit Inc.	159,696	3,254,604
TE Connectivity Ltd.	196,737	8,959,403
Thermo Fisher Scientific Inc.	98,849	8,365,591
Tyco International Ltd.	400,206	13,186,788
Waters Corp.[a]	28,964	2,897,848

		71,405,974
ENGINEERING & CONSTRUCTION — 0.24%
Fluor Corp.	140,184	8,314,313
Jacobs Engineering Group Inc.[a,b]	112,356	6,194,186

		14,508,499
ENTERTAINMENT — 0.06%
International Game Technology	225,509	3,768,255

		3,768,255
ENVIRONMENTAL CONTROL — 0.40%
Republic Services Inc.	255,472	8,670,720
Waste Management Inc.	378,643	15,270,672

		23,941,392
FOOD — 2.69%
Campbell Soup Co.	74,406	3,332,645
ConAgra Foods Inc.	359,434	12,555,030
General Mills Inc.	305,805	14,840,717
Hormel Foods Corp.	116,962	4,512,394
J.M. Smucker Co. (The)	44,520	4,592,238
Kellogg Co.	102,499	6,583,511
Kraft Foods Group Inc.	512,755	28,647,622
Kroger Co. (The)	448,560	15,493,262
Mondelez International Inc. Class A	1,539,225	43,914,089
Safeway Inc.	208,799	4,940,184
Sysco Corp.	511,899	17,486,470
Tyson Foods Inc. Class A	243,831	6,261,580

		163,159,742
FOREST PRODUCTS & PAPER — 0.37%
International Paper Co.	383,683	17,000,994
MeadWestvaco Corp.	153,242	5,227,084

		22,228,078
GAS — 0.47%
AGL Resources Inc.	102,343	4,386,421
CenterPoint Energy Inc.	368,878	8,664,944
NiSource Inc.	268,405	7,687,119
Sempra Energy	96,921	7,924,261

		28,662,745
HAND & MACHINE TOOLS — 0.18%
Stanley Black & Decker Inc.	139,552	10,787,370

		10,787,370

321

Schedule of Investments   (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

June 30, 2013

Security	Shares	Value

HEALTH CARE — PRODUCTS — 1.41%
Becton, Dickinson and Co.	83,606	$8,262,781
Boston Scientific Corp.[a,b]	660,510	6,122,928
C.R. Bard Inc.	23,348	2,537,461
CareFusion Corp.[a]	188,979	6,963,876
Covidien PLC	149,874	9,418,082
Hospira Inc.[a,b]	143,326	5,490,819
Medtronic Inc.	444,901	22,899,054
St. Jude Medical Inc.	244,281	11,146,542
Stryker Corp.	113,693	7,353,663
Varian Medical Systems Inc.[a,b]	32,066	2,162,852
Zimmer Holdings Inc.	42,271	3,167,789

		85,525,847
HEALTH CARE — SERVICES — 2.46%
Aetna Inc.	326,247	20,729,734
Cigna Corp.	246,102	17,839,934
Humana Inc.	135,796	11,458,467
Laboratory Corp. of America Holdings[a,b]	79,951	8,003,095
Quest Diagnostics Inc.	135,986	8,244,831
Tenet Healthcare Corp.[a,b]	89,628	4,131,851
UnitedHealth Group Inc.	879,834	57,611,530
WellPoint Inc.	259,076	21,202,780

		149,222,222
HOLDING COMPANIES — DIVERSIFIED — 0.11%
Leucadia National Corp.	253,497	6,646,691

		6,646,691
HOME FURNISHINGS — 0.18%
Harman International Industries Inc.	58,750	3,184,250
Whirlpool Corp.	68,109	7,788,945

		10,973,195
HOUSEHOLD PRODUCTS & WARES — 0.35%
Avery Dennison Corp.	86,240	3,687,622
Clorox Co. (The)	51,305	4,265,498
Kimberly-Clark Corp.	139,330	13,534,516

		21,487,636
INSURANCE — 8.40%
ACE Ltd.	293,407	26,254,058
Aflac Inc.	402,143	23,372,551
Allstate Corp. (The)	404,216	19,450,874
American International Group Inc.[a]	1,273,468	56,924,020
Aon PLC	100,938	6,495,360
Assurant Inc.	66,687	3,395,035
Berkshire Hathaway Inc. Class Ba	1,573,592	176,116,417
Chubb Corp. (The)	223,553	18,923,761
Cincinnati Financial Corp.	127,281	5,842,198
Genworth Financial Inc. Class Aa	427,008	4,872,161
Hartford Financial Services Group Inc. (The)	393,002	12,151,622
Lincoln National Corp.	231,058	8,426,685
Loews Corp.	264,959	11,764,180
Marsh & McLennan Companies Inc.	232,275	9,272,418
MetLife Inc.	944,527	43,221,556
Principal Financial Group Inc.	237,478	8,893,551

Security	Shares	Value

Progressive Corp. (The)	477,876	$12,147,608
Prudential Financial Inc.	217,034	15,849,993
Torchmark Corp.	80,093	5,217,258
Travelers Companies Inc. (The)	324,675	25,948,026
Unum Group	229,416	6,737,948
XL Group PLC	249,183	7,555,229

		508,832,509
INTERNET — 0.11%
Expedia Inc.	26,677	1,604,622
Symantec Corp.	235,268	5,286,472

		6,891,094
IRON & STEEL — 0.21%
Allegheny Technologies Inc.	93,501	2,460,011
Cliffs Natural Resources Inc.[b]	132,577	2,154,376
Nucor Corp.	141,950	6,149,274
United States Steel Corp.[b]	124,728	2,186,482

		12,950,143
LEISURE TIME — 0.29%
Carnival Corp.	382,957	13,131,596
Harley-Davidson Inc.	77,655	4,257,047

		17,388,643
LODGING — 0.13%
Marriott International Inc. Class A	89,217	3,601,690
Starwood Hotels & Resorts Worldwide Inc.	65,707	4,152,026

		7,753,716
MACHINERY — 1.13%
Caterpillar Inc.	567,138	46,783,214
Deere & Co.	106,873	8,683,431
Flowserve Corp.	45,829	2,475,224
Joy Global Inc.	92,033	4,466,361
Rockwell Automation Inc.	42,240	3,511,834
Xylem Inc.	86,875	2,340,413

		68,260,477
MANUFACTURING — 4.89%
3M Co.	235,508	25,752,800
Danaher Corp.	200,740	12,706,842
Dover Corp.	65,207	5,063,976
Eaton Corp. PLC	208,106	13,695,456
General Electric Co.	8,919,343	206,839,564
Ingersoll-Rand PLC	101,094	5,612,739
Pall Corp.	45,398	3,015,789
Parker Hannifin Corp.	128,715	12,279,411
Pentair Ltd. Registered	84,924	4,899,265
Textron Inc.	239,685	6,243,794

		296,109,636
MEDIA — 0.86%
Cablevision NY Group Class A	187,335	3,150,975
Gannett Co. Inc.	107,262	2,623,628
News Corp. Class A NVS[a]	235,431	3,602,094

322

Schedule of Investments   (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

June 30, 2013

Security	Shares	Value

Viacom Inc. Class B NVS	169,218	$11,515,285
Walt Disney Co. (The)	466,025	29,429,479
Washington Post Co. (The) Class Bb	3,906	1,889,606

		52,211,067
METAL FABRICATE & HARDWARE — 0.21%
Precision Castparts Corp.	55,523	12,548,753

		12,548,753
MINING — 0.74%
Alcoa Inc.	919,660	7,191,741
Freeport-McMoRan Copper & Gold Inc.	895,504	24,724,865
Newmont Mining Corp.	428,850	12,844,058

		44,760,664
OFFICE & BUSINESS EQUIPMENT — 0.20%
Pitney Bowes Inc.[b]	174,071	2,555,362
Xerox Corp.	1,057,753	9,593,820

		12,149,182
OIL & GAS — 12.05%
Anadarko Petroleum Corp.	211,938	18,211,832
Apache Corp.	337,988	28,333,534
Cabot Oil & Gas Corp.	73,010	5,185,170
Chesapeake Energy Corp.	446,697	9,103,685
Chevron Corp.	1,672,544	197,928,857
ConocoPhillips	1,054,642	63,805,841
Devon Energy Corp.	325,676	16,896,071
Diamond Offshore Drilling Inc.	60,247	4,144,391
Ensco PLC Class A	200,849	11,673,344
EQT Corp.	70,284	5,578,441
Exxon Mobil Corp.	1,764,291	159,403,692
Helmerich & Payne Inc.	92,165	5,755,704
Hess Corp.	257,607	17,128,289
Marathon Oil Corp.	611,372	21,141,244
Marathon Petroleum Corp.	151,178	10,742,709
Murphy Oil Corp.	156,273	9,515,463
Nabors Industries Ltd.[b]	255,142	3,906,224
Newfield Exploration Co.[a]	116,885	2,792,383
Noble Corp.	217,944	8,190,335
Occidental Petroleum Corp.	694,935	62,009,050
Phillips 66	534,126	31,465,363
QEP Resources Inc.	155,238	4,312,512
Range Resources Corp.	57,784	4,467,859
Rowan Companies PLC Class Aa,b	107,399	3,659,084
Southwestern Energy Co.[a,b]	146,103	5,337,142
Valero Energy Corp.	470,393	16,355,565
WPX Energy Inc.[a,b]	172,994	3,276,506

		730,320,290
OIL & GAS SERVICES — 1.77%
Baker Hughes Inc.	381,095	17,579,912
Cameron International Corp.[a]	113,019	6,912,242
FMC Technologies Inc.[a,b]	110,160	6,133,709
Halliburton Co.	458,227	19,117,231
National Oilwell Varco Inc.	368,557	25,393,577

Security	Shares	Value

Schlumberger Ltd.	447,221	$32,047,857

		107,184,528
PACKAGING & CONTAINERS — 0.13%
Bemis Co. Inc.	51,619	2,020,368
Owens-Illinois Inc.[a,b]	142,447	3,958,602
Sealed Air Corp.	86,490	2,071,435

		8,050,405
PHARMACEUTICALS — 5.01%
Abbott Laboratories	497,492	17,352,521
Allergan Inc.	91,805	7,733,653
AmerisourceBergen Corp.	199,023	11,111,454
Bristol-Myers Squibb Co.	623,388	27,859,210
Cardinal Health Inc.	294,817	13,915,362
DENTSPLY International Inc.	48,152	1,972,306
Express Scripts Holding Co.[a]	323,899	19,981,329
Forest Laboratories Inc.[a]	201,977	8,281,057
Johnson & Johnson	1,138,771	97,774,878
McKesson Corp.	195,462	22,380,399
Mead Johnson Nutrition Co. Class A	82,329	6,522,927
Patterson Companies Inc.	72,294	2,718,254
Pfizer Inc.	2,360,048	66,104,945

		303,708,295
PIPELINES — 0.95%
Kinder Morgan Inc.	544,960	20,790,224
ONEOK Inc.	177,276	7,323,272
Spectra Energy Corp.	577,203	19,890,415
Williams Companies Inc. (The)	299,939	9,739,019

		57,742,930
REAL ESTATE — 0.04%
CBRE Group Inc. Class Aa	105,207	2,457,636

		2,457,636
REAL ESTATE INVESTMENT TRUSTS — 1.81%
Apartment Investment and Management Co. Class A	59,243	1,779,660
AvalonBay Communities Inc.	50,187	6,770,728
Boston Properties Inc.	59,966	6,324,614
Equity Residential[b]	129,569	7,522,776
HCP Inc.	171,984	7,814,953
Host Hotels & Resorts Inc.[b]	641,771	10,826,677
Kimco Realty Corp.[b]	166,366	3,565,223
Macerich Co. (The)	67,856	4,137,180
Plum Creek Timber Co. Inc.	66,292	3,093,848
Prologis Inc.	429,720	16,209,038
Public Storage	57,172	8,766,183
Simon Property Group Inc.	97,542	15,403,833
Ventas Inc.	83,766	5,818,386
Vornado Realty Trust[b]	73,654	6,102,234
Weyerhaeuser Co.	183,978	5,241,533

		109,376,866
RETAIL — 6.41%
Abercrombie & Fitch Co. Class A	67,837	3,069,624
AutoNation Inc.[a,b]	18,495	802,498

323

Schedule of Investments   (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

June 30, 2013

Security	Shares	Value

Bed Bath & Beyond Inc.[a,b]	93,917	$6,658,715
Best Buy Co. Inc.	230,602	6,302,353
CarMax Inc.[a,b]	73,894	3,410,947
Chipotle Mexican Grill Inc.[a]	8,555	3,117,014
Costco Wholesale Corp.	214,695	23,738,826
CVS Caremark Corp.	1,056,136	60,389,857
Darden Restaurants Inc.	112,405	5,674,205
Dollar General Corp.[a]	85,941	4,334,005
GameStop Corp. Class A	103,074	4,332,200
J.C. Penney Co. Inc.[a,b]	124,015	2,118,176
Kohl’s Corp.	175,447	8,861,828
Macy’s Inc.	330,904	15,883,392
McDonald’s Corp.	415,090	41,093,910
Staples Inc.	571,712	9,067,352
Target Corp.	553,513	38,114,905
Tiffany & Co.	52,961	3,857,679
Wal-Mart Stores Inc.	1,413,206	105,269,715
Walgreen Co.	743,723	32,872,557
Yum! Brands Inc.	135,599	9,402,435

		388,372,193
SAVINGS & LOANS — 0.13%
Hudson City Bancorp Inc.	410,951	3,764,311
People’s United Financial Inc.	293,606	4,374,730

		8,139,041
SEMICONDUCTORS — 0.84%
Advanced Micro Devices Inc.[a,b]	524,777	2,141,090
Altera Corp.	127,537	4,207,446
Analog Devices Inc.	88,063	3,968,119
First Solar Inc.[a,b]	57,538	2,573,675
Lam Research Corp.[a,b]	57,769	2,561,477
Linear Technology Corp.	66,669	2,456,086
Microchip Technology Inc.	63,179	2,353,418
Micron Technology Inc.[a]	504,725	7,232,709
NVIDIA Corp.	496,912	6,971,675
Texas Instruments Inc.	373,098	13,009,927
Xilinx Inc.	86,821	3,438,980

		50,914,602
SOFTWARE — 2.11%
Autodesk Inc.[a]	68,026	2,308,803
BMC Software Inc.[a]	42,452	1,916,283
CA Inc.	285,011	8,159,865
Citrix Systems Inc.[a,b]	68,070	4,106,663
Dun & Bradstreet Corp. (The)	16,596	1,617,280
Electronic Arts Inc.[a,b]	262,071	6,019,771
Fidelity National Information Services Inc.	76,075	3,259,053
Microsoft Corp.	2,917,445	100,739,376

		128,127,094
TELECOMMUNICATIONS — 5.90%
AT&T Inc.	4,640,768	164,283,187
CenturyLink Inc.	525,312	18,569,779
Cisco Systems Inc.	2,443,254	59,395,505
Corning Inc.	1,272,302	18,104,857
Frontier Communications Corp.[b]	863,011	3,495,195
Harris Corp.	42,713	2,103,615
Juniper Networks Inc.[a,b]	435,737	8,414,082

Security	Shares	Value

Motorola Solutions Inc.	234,299	$13,526,081
Verizon Communications Inc.	1,308,005	65,844,972
Windstream Corp.[b]	513,313	3,957,643

		357,694,916
TOYS, GAMES & HOBBIES — 0.07%
Hasbro Inc.[b]	99,700	4,469,551

		4,469,551
TRANSPORTATION — 1.74%
C.H. Robinson Worldwide Inc.	68,143	3,837,132
CSX Corp.	881,471	20,441,312
Expeditors International of Washington Inc.	94,598	3,595,670
FedEx Corp.	254,186	25,057,656
Kansas City Southern Industries Inc.	37,203	3,942,030
Norfolk Southern Corp.	271,775	19,744,454
Ryder System Inc.	44,960	2,733,118
United Parcel Service Inc. Class B	300,299	25,969,858

		105,321,230
TOTAL COMMON STOCKS
(Cost: $5,205,473,577)		6,050,136,647

SHORT-TERM INVESTMENTS — 1.83%

MONEY MARKET FUNDS — 1.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	89,789,278	89,789,278
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	6,278,418	6,278,418
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	14,565,330	14,565,330

		110,633,026
TOTAL SHORT-TERM INVESTMENTS
(Cost: $110,633,026)		110,633,026

TOTAL INVESTMENTS IN SECURITIES — 101.66%
(Cost: $5,316,106,602)		6,160,769,673

SHORT POSITIONS[f] — (0.01)%

COMMON STOCKS — (0.01)%
Mallinckrodt PLC[a]	(18,734)	(851,024)

TOTAL SHORT POSITIONS
(Proceeds: $851,024)		(851,024)

324

Schedule of Investments   (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

June 30, 2013

Value

Other Assets, Less Liabilities — (1.65)%	$(99,753,039)

NET ASSETS — 100.00%	$6,060,165,610

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
[f]	In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

325

Schedule of Investments   (Unaudited)

iSHARES® S&P MID-CAP 400 GROWTH ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.92%

ADVERTISING — 0.36%
Lamar Advertising Co. Class Aa	310,058	$13,456,517

		13,456,517
AEROSPACE & DEFENSE — 1.36%
B/E Aerospace Inc.[a]	584,318	36,858,779
Triumph Group Inc.	172,565	13,658,520

		50,517,299
AIRLINES — 0.55%
Alaska Air Group Inc.[a]	391,960	20,381,920

		20,381,920
APPAREL — 2.03%
Carter’s Inc.	284,320	21,059,583
Hanesbrands Inc.	549,824	28,271,950
Under Armour Inc. Class Aa,b	433,816	25,903,153

		75,234,686
BANKS — 2.76%
Cathay General Bancorp	409,631	8,335,991
City National Corp.[b]	265,616	16,832,086
First Horizon National Corp.	659,998	7,391,977
Fulton Financial Corp.	608,613	6,986,877
Signature Bank[a,b]	263,698	21,892,208
SVB Financial Group[a]	251,538	20,958,146
Synovus Financial Corp.	4,420,125	12,906,765
Webster Financial Corp.	276,357	7,096,848

		102,400,898
BEVERAGES — 0.91%
Green Mountain Coffee Roasters Inc.[a,b]	449,065	33,706,819

		33,706,819
BIOTECHNOLOGY — 3.42%
Charles River Laboratories International Inc.[a]	274,211	11,250,878
United Therapeutics Corp.[a,b]	257,515	16,949,637
Vertex Pharmaceuticals Inc.[a]	1,235,099	98,647,357

		126,847,872
BUILDING MATERIALS — 2.52%
Eagle Materials Inc.	262,432	17,391,369
Fortune Brands Home & Security Inc.	920,660	35,666,368
Lennox International Inc.	255,900	16,515,786
Louisiana-Pacific Corp.[a]	777,819	11,503,943
Martin Marietta Materials Inc.	125,596	12,361,158

		93,438,624

Security	Shares	Value

CHEMICALS — 2.78%
Albemarle Corp.	294,033	$18,315,316
Ashland Inc.	213,153	17,798,275
Cytec Industries Inc.	142,576	10,443,692
NewMarket Corp.[b]	59,425	15,602,628
RPM International Inc.	363,051	11,595,849
Valspar Corp. (The)	456,001	29,489,585

		103,245,345
COMMERCIAL SERVICES — 5.81%
Alliance Data Systems Corp.[a,b]	274,405	49,675,537
CoreLogic Inc.[a]	532,970	12,348,915
Corporate Executive Board Co. (The)	109,039	6,893,446
Deluxe Corp.	121,983	4,226,711
Gartner Inc.[a]	523,073	29,809,930
Global Payments Inc.	224,579	10,402,499
HMS Holdings Corp.[a,b]	489,061	11,395,121
Lender Processing Services Inc.	237,355	7,678,434
Rollins Inc.	201,964	5,230,868
SEI Investments Co.	435,305	12,375,721
Service Corp. International	1,181,127	21,295,720
Sotheby’s	252,074	9,556,125
United Rentals Inc.[a,b]	362,837	18,109,195
WEX Inc.[a,b]	216,516	16,606,777

		215,604,999
COMPUTERS — 3.49%
3D Systems Corp.[a,b]	517,190	22,704,641
Cadence Design Systems Inc.[a]	1,579,046	22,864,586
Jack Henry & Associates Inc.	302,758	14,268,985
Mentor Graphics Corp.	528,406	10,330,337
MICROS Systems Inc.[a,b]	210,603	9,087,519
NCR Corp.[a]	605,452	19,973,862
Riverbed Technology Inc.[a,b]	912,029	14,191,171
Synopsys Inc.[a]	454,290	16,240,868

		129,661,969
DISTRIBUTION & WHOLESALE — 1.38%
LKQ Corp.[a]	1,665,940	42,897,955
Watsco Inc.	100,805	8,463,588

		51,361,543
DIVERSIFIED FINANCIAL SERVICES — 3.43%
Affiliated Managers Group Inc.[a]	294,225	48,235,246
CBOE Holdings Inc.	292,164	13,626,529
Eaton Vance Corp. NVS	677,412	25,463,917
Greenhill & Co. Inc.	80,116	3,664,506
Raymond James Financial Inc.	365,622	15,714,434
Waddell & Reed Financial Inc. Class A	479,498	20,858,163

		127,562,795
ELECTRIC — 0.14%
PNM Resources Inc.	231,305	5,132,658

		5,132,658

326

Schedule of Investments   (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

June 30, 2013

Security	Shares	Value

ELECTRICAL COMPONENTS & EQUIPMENT — 2.31%
Acuity Brands Inc.	148,540	$11,217,741
AMETEK Inc.	1,358,636	57,470,303
Hubbell Inc. Class B	172,757	17,102,943

		85,790,987

ELECTRONICS — 3.06%
Gentex Corp.	801,224	18,468,213
Itron Inc.[a]	220,999	9,376,988
Mettler-Toledo International Inc.[a]	168,415	33,885,098
National Instruments Corp.	530,911	14,833,653
Trimble Navigation Ltd.[a]	1,427,145	37,120,042

		113,683,994

ENTERTAINMENT — 0.75%
Bally Technologies Inc.[a,b]	215,581	12,163,080
Cinemark Holdings Inc.	567,028	15,831,422

		27,994,502

ENVIRONMENTAL CONTROL — 0.90%
Clean Harbors Inc.[a,b]	300,557	15,187,145
Mine Safety Appliances Co.	77,957	3,628,898
Waste Connections Inc.	351,274	14,451,413

		33,267,456

FOOD — 1.65%
Flowers Foods Inc.	469,915	10,361,626
Ingredion Inc.	432,248	28,364,114
Lancaster Colony Corp.	50,773	3,959,786
SUPERVALU Inc.	502,895	3,128,007
Tootsie Roll Industries Inc.	60,188	1,912,775
United Natural Foods Inc.[a]	137,706	7,434,747
WhiteWave Foods Co. Class Aa,b	380,190	6,178,087

		61,339,142

HAND & MACHINE TOOLS — 0.95%
Lincoln Electric Holdings Inc.	462,797	26,504,384
Regal Beloit Corp.	133,293	8,642,718

		35,147,102

HEALTH CARE-PRODUCTS — 4.27%
Cooper Companies Inc. (The)	271,468	32,318,266
Henry Schein Inc.[a]	286,835	27,464,451
Hologic Inc.[a]	796,519	15,372,817
IDEXX Laboratories Inc.[a,b]	301,868	27,101,709
Masimo Corp.	161,247	3,418,436
ResMed Inc.[b]	794,840	35,871,129
TECHNE Corp.	102,574	7,085,812
Thoratec Corp.[a]	319,969	10,018,229

		158,650,849

HEALTH CARE-SERVICES — 0.74%
Covance Inc.[a]	186,992	14,237,571

Security	Shares	Value

MEDNAX Inc.[a]	145,161	$13,293,844

		27,531,415

HOME BUILDERS — 1.90%
KB Home	458,099	8,992,483
M.D.C. Holdings Inc.	217,628	7,075,086
NVR Inc.[a]	16,176	14,914,272
Thor Industries Inc.	246,159	12,106,100
Toll Brothers Inc.[a]	840,743	27,433,444

		70,521,385

HOME FURNISHINGS — 0.23%
Tempur Sealy International Inc.[a]	198,875	8,730,613

		8,730,613

HOUSEHOLD PRODUCTS & WARES — 1.76%
Church & Dwight Co. Inc.	439,493	27,121,113
Jarden Corp.[a]	563,891	24,670,231
Tupperware Brands Corp.	177,105	13,759,288

		65,550,632

INSURANCE — 2.03%
Alleghany Corp.[a]	48,871	18,732,743
Arthur J. Gallagher & Co.	367,819	16,070,012
Brown & Brown Inc.	361,806	11,664,626
Fidelity National Financial Inc. Class A	656,004	15,619,455
First American Financial Corp.	603,757	13,306,804

		75,393,640

INTERNET — 2.95%
AOL Inc.[a]	185,538	6,768,426
Equinix Inc.[a,b]	275,342	50,861,174
Rackspace Hosting Inc.[a,b]	616,506	23,359,412
TIBCO Software Inc.[a]	869,890	18,615,646
ValueClick Inc.[a,b]	400,423	9,882,440

		109,487,098

IRON & STEEL — 0.21%
Carpenter Technology Corp.	173,191	7,805,718

		7,805,718

LEISURE TIME — 1.05%
Life Time Fitness Inc.[a,b]	104,379	5,230,432
Polaris Industries Inc.	356,677	33,884,315

		39,114,747

MACHINERY — 3.02%
Graco Inc.	341,831	21,607,137
IDEX Corp.	307,123	16,526,289
Nordson Corp.	315,313	21,854,344
Terex Corp.[a,b]	620,542	16,320,255
Wabtec Corp.	536,734	28,677,698
Zebra Technologies Corp. Class Aa	165,174	7,175,158

		112,160,881

327

Schedule of Investments   (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

June 30, 2013

Security	Shares	Value

MANUFACTURING — 1.15%
Carlisle Companies Inc.	205,967	$12,833,804
CLARCOR Inc.	121,966	6,367,845
Donaldson Co. Inc.	460,208	16,411,017
ITT Corp.	240,345	7,068,546

		42,681,212
MEDIA — 0.92%
AMC Networks Inc. Class Aa	322,248	21,078,241
FactSet Research Systems Inc.[b]	128,722	13,121,921

		34,200,162
METAL FABRICATE & HARDWARE — 1.44%
Timken Co. (The)	445,300	25,061,484
Valmont Industries Inc.	131,376	18,798,592
Worthington Industries Inc.	298,046	9,451,038

		53,311,114
MINING — 0.60%
Compass Minerals International Inc.	81,793	6,913,962
Royal Gold Inc.	362,393	15,249,498

		22,163,460
OFFICE FURNISHINGS — 0.10%
Herman Miller Inc.	143,684	3,889,526

		3,889,526
OIL & GAS — 2.46%
Cimarex Energy Co.	207,458	13,482,695
HollyFrontier Corp.	1,134,352	48,527,579
Patterson-UTI Energy Inc.	416,064	8,052,919
Rosetta Resources Inc.[a,b]	197,945	8,416,621
SM Energy Co.	214,534	12,867,749

		91,347,563
OIL & GAS SERVICES —1.78%
CARBO Ceramics Inc.[b]	52,628	3,548,706
Dresser-Rand Group Inc.[a]	191,124	11,463,617
Dril-Quip Inc.[a]	101,957	9,205,698
Oceaneering International Inc.	350,145	25,280,469
Oil States International Inc.[a]	177,712	16,463,240

		65,961,730
PACKAGING & CONTAINERS — 0.87%
Packaging Corp. of America	547,312	26,796,396
Silgan Holdings Inc.	121,296	5,696,060

		32,492,456
PHARMACEUTICALS — 0.73%
Endo Health Solutions Inc.[a]	332,008	12,214,574
Mallinckrodt PLC[a]	329,125	14,952,149

		27,166,723

Security	Shares	Value

REAL ESTATE — 0.60%
Jones Lang LaSalle Inc.	246,047	$22,424,724

		22,424,724
REAL ESTATE INVESTMENT TRUSTS — 8.72%
American Campus Communities Inc.	281,136	11,430,990
BRE Properties Inc. Class A	176,394	8,823,228
Camden Property Trust[b]	236,642	16,361,428
Corporate Office Properties Trust	195,593	4,987,621
Corrections Corp. of America	644,795	21,839,207
Duke Realty Corp.[b]	807,873	12,594,740
Equity One Inc.	151,844	3,436,230
Essex Property Trust Inc.	103,902	16,512,106
Extra Space Storage Inc.	578,174	24,242,836
Federal Realty Investment Trust	207,514	21,515,051
Highwoods Properties Inc.	275,471	9,809,522
Home Properties Inc.	131,346	8,586,088
Kilroy Realty Corp.	198,001	10,496,033
National Retail Properties Inc.[b]	310,993	10,698,159
Omega Healthcare Investors Inc.[b]	648,138	20,105,241
Potlatch Corp.	128,386	5,191,930
Rayonier Inc.[b]	428,947	23,759,374
Realty Income Corp.[b]	620,467	26,009,977
Regency Centers Corp.[b]	286,035	14,533,438
Senior Housing Properties Trust	524,814	13,608,427
Taubman Centers Inc.	201,385	15,134,083
UDR Inc.	585,664	14,928,575
Weingarten Realty Investors	306,397	9,427,836

		324,032,120
RETAIL — 9.56%
Advance Auto Parts Inc.	212,068	17,213,560
American Eagle Outfitters Inc.	977,851	17,855,559
ANN INC.[a,b]	262,886	8,727,815
Ascena Retail Group Inc.[a]	710,332	12,395,293
Bob Evans Farms Inc.	155,780	7,318,544
Brinker International Inc.	271,700	10,713,131
Cabela’s Inc.[a,b]	259,392	16,798,226
Cheesecake Factory Inc. (The)	154,989	6,492,489
Chico’s FAS Inc.	905,363	15,445,493
Copart Inc.[a]	595,000	18,326,000
CST Brands Inc.[a]	169,182	5,212,497
Dick’s Sporting Goods Inc.	558,977	27,982,389
Domino’s Pizza Inc.	191,517	11,136,714
Foot Locker Inc.	837,637	29,426,188
HSN Inc.	199,609	10,722,996
MSC Industrial Direct Co. Inc. Class A	261,309	20,240,995
Office Depot Inc.[a,b]	847,243	3,278,830
Panera Bread Co. Class Aa	156,300	29,062,422
Signet Jewelers Ltd.	207,627	14,000,289
Tractor Supply Co.	389,348	45,791,218
Williams-Sonoma Inc.	479,689	26,809,818

		354,950,466
SAVINGS & LOANS — 0.30%
Washington Federal Inc.	581,556	10,979,777

		10,979,777

328

Schedule of Investments   (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

June 30, 2013

Security	Shares	Value

SEMICONDUCTORS — 2.91%
Atmel Corp.[a]	2,390,102	$17,567,250
Cree Inc.[a,b]	657,905	42,013,813
Cypress Semiconductor Corp.[a]	356,303	3,823,131
Integrated Device Technology Inc.[a]	436,286	3,464,111
Semtech Corp.[a]	376,184	13,177,726
Silicon Laboratories Inc.[a]	115,289	4,774,117
Skyworks Solutions Inc.[a]	1,066,805	23,352,361

		108,172,509
SOFTWARE — 4.13%
ACI Worldwide Inc.[a,b]	222,804	10,355,930
Acxiom Corp.[a]	260,184	5,900,973
Advent Software Inc.[a,b]	90,498	3,172,860
ANSYS Inc.[a]	332,841	24,330,677
Broadridge Financial Solutions Inc.	317,676	8,443,828
CommVault Systems Inc.[a]	241,212	18,305,579
Concur Technologies Inc.[a,b]	255,459	20,789,253
Fair Isaac Corp.	200,472	9,187,632
MSCI Inc. Class Aa	403,912	13,438,152
PTC Inc.[a]	307,356	7,539,443
SolarWinds Inc.[a]	344,128	13,355,608
Solera Holdings Inc.	242,235	13,480,378
VeriFone Systems Inc.[a]	297,662	5,003,698

		153,304,011
TELECOMMUNICATIONS — 1.95%
Ciena Corp.[a,b]	566,003	10,991,778
InterDigital Inc.	229,176	10,232,709
NeuStar Inc. Class Aa	357,721	17,413,858
Plantronics Inc.	144,936	6,365,589
RF Micro Devices Inc.[a]	703,194	3,762,088
tw telecom inc.[a]	838,756	23,602,594

		72,368,616
TEXTILES — 0.66%
Mohawk Industries Inc.[a]	217,439	24,459,713

		24,459,713
TRANSPORTATION — 1.96%
Genesee & Wyoming Inc. Class Aa	168,577	14,302,073
J.B. Hunt Transport Services Inc.	505,135	36,490,952
Kirby Corp.[a]	174,205	13,856,266
Landstar System Inc.	158,555	8,165,582

		72,814,873
WATER — 0.36%
Aqua America Inc.	424,154	13,271,779

		13,271,779

TOTAL COMMON STOCKS
(Cost: $3,123,475,883)		3,710,716,639

Security	Shares	Value

SHORT-TERM INVESTMENTS — 12.30%

MONEY MARKET FUNDS — 12.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	420,760,359	$420,760,359
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	29,421,213	29,421,213
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	6,693,167	6,693,167

		456,874,739

TOTAL SHORT-TERM INVESTMENTS
(Cost: $456,874,739)		456,874,739

TOTAL INVESTMENTS IN SECURITIES — 112.22%
(Cost: $3,580,350,622)		4,167,591,378

SHORT POSITIONS[f] — 0.00%

COMMON STOCKS — 0.00%
Forest Oil Corp.[a]	(1,160)	(4,744)

TOTAL SHORT POSITIONS
(Proceeds: $4,741)		(4,744)
Other Assets, Less Liabilities — (12.22)%		(453,807,372)

NET ASSETS — 100.00%		$3,713,779,262

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
[f]	The Fund experienced a temporary short position due to the timing of portfolio securities trades and in-kind redemption transactions.

See accompanying notes to schedules of investments.

329

Schedule of Investments   (Unaudited)

iSHARES® S&P MID-CAP 400 VALUE ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 1.37%
Alliant Techsystems Inc.	145,229	$11,956,703
Esterline Technologies Corp.[a]	141,213	10,208,288
Exelis Inc.	850,300	11,725,637
Triumph Group Inc.	93,073	7,366,728

		41,257,356
AGRICULTURE — 0.20%
Universal Corp.	105,211	6,086,456

		6,086,456
AIRLINES — 0.21%
JetBlue Airways Corp.[a,b]	1,019,593	6,423,436

		6,423,436
APPAREL — 0.26%
Deckers Outdoor Corp.[a,b]	155,213	7,839,809

		7,839,809
AUTO MANUFACTURERS — 0.50%
Oshkosh Corp.[a]	397,467	15,091,822

		15,091,822
BANKS — 5.62%
Associated Banc-Corp	758,213	11,790,212
BancorpSouth Inc.	377,829	6,687,573
Bank of Hawaii Corp.	202,520	10,190,807
Commerce Bancshares Inc.	347,885	15,153,871
Cullen/Frost Bankers Inc.[b]	271,064	18,098,943
East West Bancorp Inc.	615,072	16,914,480
First Horizon National Corp.	554,462	6,209,975
FirstMerit Corp.	748,678	14,996,020
Fulton Financial Corp.	388,685	4,462,104
Hancock Holding Co.	383,143	11,521,110
International Bancshares Corp.	245,734	5,548,674
Prosperity Bancshares Inc.	212,046	10,981,862
TCF Financial Corp.	739,563	10,487,003
Trustmark Corp.	302,704	7,440,464
Valley National Bancorp[b]	898,587	8,509,619
Webster Financial Corp.	183,994	4,724,966
Westamerica Bancorp	122,135	5,580,348

		169,298,031
BEVERAGES — 0.49%
Green Mountain Coffee Roasters Inc.[a,b]	195,780	14,695,247

		14,695,247

Security	Shares	Value

BIOTECHNOLOGY — 0.34%
Bio-Rad Laboratories Inc. Class Aa	91,449	$10,260,578

		10,260,578
BUILDING MATERIALS — 0.35%
Martin Marietta Materials Inc.	105,588	10,391,971

		10,391,971
CHEMICALS — 2.57%
Albemarle Corp.	158,480	9,871,719
Ashland Inc.	159,088	13,283,848
Cabot Corp.	270,542	10,123,682
Cytec Industries Inc.	73,795	5,405,484
Intrepid Potash Inc.	242,439	4,618,463
Minerals Technologies Inc.	157,807	6,523,741
Olin Corp.	361,895	8,656,528
RPM International Inc.	304,660	9,730,841
Sensient Technologies Corp.	225,654	9,132,217

		77,346,523
COAL — 0.29%
Alpha Natural Resources Inc.[a,b]	1,001,698	5,248,897
Arch Coal Inc.[b]	956,850	3,616,893

		8,865,790
COMMERCIAL SERVICES — 5.43%
Aaron’s Inc.	318,052	8,908,637
Apollo Group Inc. Class Aa	451,972	8,008,944
Brink’s Co. (The)	217,008	5,535,874
Convergys Corp.	473,548	8,253,942
Corporate Executive Board Co. (The)	63,556	4,018,010
Deluxe Corp.	130,617	4,525,879
DeVry Inc.[b]	255,023	7,910,813
FTI Consulting Inc.[a,b]	182,452	6,000,846
Global Payments Inc.	167,359	7,752,069
Lender Processing Services Inc.	191,677	6,200,751
Manpowergroup Inc.	348,404	19,092,539
Matthews International Corp. Class A	124,951	4,710,653
Monster Worldwide Inc.[a,b]	527,425	2,589,657
R.R. Donnelley & Sons Co.[b]	819,096	11,475,535
Rent-A-Center Inc.	260,827	9,794,054
Rollins Inc.	133,545	3,458,815
SEI Investments Co.	255,260	7,257,042
Sotheby’s	105,323	3,992,795
Strayer Education Inc.[b]	48,941	2,389,789
Towers Watson & Co. Class A	254,931	20,889,046
United Rentals Inc.[a,b]	131,655	6,570,901
Valassis Communications Inc.	175,754	4,321,791

		163,658,382
COMPUTERS — 2.05%
Diebold Inc.	287,321	9,679,844
DST Systems Inc.	134,610	8,794,071
Jack Henry & Associates Inc.	143,968	6,785,212
Lexmark International Inc. Class A	283,980	8,681,269
MICROS Systems Inc.[a,b]	184,314	7,953,149
NCR Corp.[a]	252,336	8,324,565

330

Schedule of Investments   (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

June 30, 2013

Security	Shares	Value

Synopsys Inc.[a]	326,254	$11,663,580

		61,881,690
DISTRIBUTION & WHOLESALE — 1.53%
Arrow Electronics Inc.[a]	472,802	18,841,160
Ingram Micro Inc. Class Aa	688,095	13,066,924
Owens & Minor Inc.[b]	285,656	9,663,743
Watsco Inc.	52,466	4,405,045

		45,976,872
DIVERSIFIED FINANCIAL SERVICES — 1.26%
CBOE Holdings Inc.	157,668	7,353,636
Federated Investors Inc. Class B	425,891	11,673,672
Greenhill & Co. Inc.	53,584	2,450,932
Janus Capital Group Inc.	859,336	7,312,949
Raymond James Financial Inc.	214,130	9,203,308

		37,994,497
ELECTRIC — 6.87%
Alliant Energy Corp.	500,310	25,225,630
Black Hills Corp.	200,607	9,779,591
Cleco Corp.	272,815	12,666,800
Great Plains Energy Inc.	694,374	15,651,190
Hawaiian Electric Industries Inc.[b]	445,166	11,267,151
IDACORP Inc.	226,931	10,838,225
MDU Resources Group Inc.	852,940	22,099,675
National Fuel Gas Co.	377,390	21,869,751
NV Energy Inc.	1,061,986	24,914,192
OGE Energy Corp.	447,172	30,497,130
PNM Resources Inc.	173,199	3,843,286
Westar Energy Inc.	573,157	18,318,098

		206,970,719
ELECTRICAL COMPONENTS & EQUIPMENT — 1.68%
Acuity Brands Inc.	73,510	5,551,475
Energizer Holdings Inc.	280,770	28,220,193
General Cable Corp.	224,257	6,895,903
Hubbell Inc. Class B	101,156	10,014,444

		50,682,015
ELECTRONICS — 1.59%
Avnet Inc.[a]	618,784	20,791,142
Tech Data Corp.[a]	170,428	8,025,455
Vishay Intertechnology Inc.[a,b]	595,439	8,270,648
Woodward Inc.	272,862	10,914,480

		48,001,725
ENGINEERING & CONSTRUCTION — 1.91%
AECOM Technology Corp.[a]	465,414	14,795,511
Granite Construction Inc.	160,885	4,787,938
KBR Inc.	667,649	21,698,592
URS Corp.	342,787	16,186,402

		57,468,443
ENTERTAINMENT — 0.48%
DreamWorks Animation SKG Inc. Class Aa,b	320,556	8,225,467

Security	Shares	Value

International Speedway Corp. Class A	115,342	$3,629,812
Scientific Games Corp. Class Aa,b	238,131	2,678,974

		14,534,253
ENVIRONMENTAL CONTROL — 0.49%
Mine Safety Appliances Co.	77,711	3,617,447
Waste Connections Inc.	272,762	11,221,429

		14,838,876
FOOD — 3.00%
Dean Foods Co.[a,b]	838,760	8,404,375
Flowers Foods Inc.	396,291	8,738,217
Harris Teeter Supermarkets Inc.	223,298	10,463,744
Hillshire Brands Co.	555,928	18,390,098
Lancaster Colony Corp.	46,657	3,638,779
Post Holdings Inc.[a,b]	147,545	6,441,815
Smithfield Foods Inc.[a]	564,737	18,495,137
SUPERVALU Inc.	499,825	3,108,911
Tootsie Roll Industries Inc.	46,734	1,485,207
United Natural Foods Inc.[a,b]	111,491	6,019,399
WhiteWave Foods Co. Class Aa	319,387	5,190,039

		90,375,721
FOREST PRODUCTS & PAPER — 0.33%
Domtar Corp.	151,605	10,081,732

		10,081,732
GAS — 2.60%
Atmos Energy Corp.	409,024	16,794,526
Questar Corp.	790,673	18,857,551
UGI Corp.	514,219	20,111,105
Vectren Corp.	370,907	12,547,784
WGL Holdings Inc.	233,165	10,077,391

		78,388,357
HAND & MACHINE TOOLS — 0.66%
Kennametal Inc.	355,483	13,803,405
Regal Beloit Corp.	95,452	6,189,108

		19,992,513
HEALTH CARE — PRODUCTS — 2.28%
Henry Schein Inc.[a]	161,330	15,447,348
Hill-Rom Holdings Inc.	269,456	9,075,278
Hologic Inc.[a]	571,574	11,031,378
Masimo Corp.	102,239	2,167,467
Steris Corp.	266,201	11,414,699
TECHNE Corp.	73,691	5,090,574
Teleflex Inc.	185,712	14,390,823

		68,617,567
HEALTH CARE — SERVICES — 3.84%
Community Health Systems Inc.	425,768	19,960,004
Covance Inc.[a,b]	100,840	7,677,958
Health Management Associates Inc. Class Aa	1,171,409	18,414,549
Health Net Inc.[a]	358,448	11,405,815
LifePoint Hospitals Inc.[a,b]	213,969	10,450,246

331

Schedule of Investments   (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

June 30, 2013

Security	Shares	Value

MEDNAX Inc.[a,b]	108,363	$9,923,884
Universal Health Services Inc. Class B	402,345	26,941,021
WellCare Health Plans Inc.[a,b]	196,242	10,901,243

		115,674,720
HOLDING COMPANIES - DIVERSIFIED — 0.26%
Apollo Investment Corp.	1,013,709	7,846,108

		7,846,108
HOME BUILDERS — 0.25%
NVR Inc.[a]	8,018	7,392,596

		7,392,596
HOME FURNISHINGS — 0.16%
Tempur Sealy International Inc.[a,b]	111,466	4,893,357

		4,893,357
HOUSEHOLD PRODUCTS & WARES — 1.08%
Church & Dwight Co. Inc.	268,383	16,561,915
Scotts Miracle-Gro Co. (The) Class A	175,243	8,465,989
Tupperware Brands Corp.	95,763	7,439,828

		32,467,732
INSURANCE — 7.77%
Alleghany Corp.[a]	36,510	13,994,648
American Financial Group Inc.	341,167	16,686,478
Arthur J. Gallagher & Co.	274,783	12,005,269
Aspen Insurance Holdings Ltd.	307,352	11,399,686
Brown & Brown Inc.	239,753	7,729,637
Everest Re Group Ltd.	225,445	28,915,576
Fidelity National Financial Inc. Class A	433,778	10,328,254
Hanover Insurance Group Inc. (The)	198,469	9,711,088
HCC Insurance Holdings Inc.	453,508	19,550,730
Kemper Corp.	243,278	8,332,272
Mercury General Corp.	158,603	6,972,188
Old Republic International Corp.	1,088,667	14,011,144
Primerica Inc.	208,234	7,796,281
Protective Life Corp.	354,380	13,611,736
Reinsurance Group of America Inc.	327,472	22,631,590
StanCorp Financial Group Inc.	199,650	9,864,706
W.R. Berkley Corp.	497,662	20,334,469

		233,875,752
INTERNET — 0.24%
AOL Inc.[a]	199,259	7,268,968

		7,268,968
IRON & STEEL — 1.60%
Carpenter Technology Corp.	59,889	2,699,197
Commercial Metals Co.	528,081	7,799,756
Reliance Steel & Aluminum Co.	346,411	22,710,705
Steel Dynamics Inc.	995,458	14,842,279

		48,051,937

Security	Shares	Value

LEISURE TIME — 0.37%
Life Time Fitness Inc.[a,b]	95,016	$4,761,252
WMS Industries Inc.[a]	247,261	6,307,628

		11,068,880
MACHINERY — 1.65%
AGCO Corp.	439,561	22,061,567
Gardner Denver Inc.	222,278	16,710,860
IDEX Corp.	122,837	6,609,859
Zebra Technologies Corp. Class Aa	96,919	4,210,161

		49,592,447
MANUFACTURING — 3.19%
AptarGroup Inc.	301,277	16,633,503
Carlisle Companies Inc.	120,870	7,531,410
CLARCOR Inc.	125,421	6,548,230
Crane Co.	219,439	13,148,785
Donaldson Co. Inc.	238,458	8,503,412
Harsco Corp.	364,017	8,441,554
ITT Corp.	211,608	6,223,391
SPX Corp.	211,314	15,210,382
Trinity Industries Inc.	357,758	13,752,218

		95,992,885
MEDIA — 1.12%
FactSet Research Systems Inc.[b]	78,411	7,993,217
John Wiley & Sons Inc. Class A	208,450	8,356,761
Meredith Corp.	162,373	7,745,192
New York Times Co. (The) Class Aa,b	551,996	6,105,076
Scholastic Corp.	119,991	3,514,536

		33,714,782
MINING — 0.24%
Compass Minerals International Inc.	84,105	7,109,396

		7,109,396
OFFICE FURNISHINGS — 0.38%
Herman Miller Inc.	147,971	4,005,575
HNI Corp.	205,010	7,394,711

		11,400,286
OIL & GAS — 2.54%
Atwood Oceanics Inc.[a,b]	258,359	13,447,586
Bill Barrett Corp.[a,b]	221,202	4,472,704
Cimarex Energy Co.	222,596	14,466,514
Energen Corp.	326,054	17,039,582
Patterson-UTI Energy Inc.	324,455	6,279,827
Rosetta Resources Inc.[a,b]	115,511	4,911,528
SM Energy Co.	125,505	7,527,790
Unit Corp.[a]	197,466	8,408,102

		76,553,633
OIL & GAS SERVICES — 2.50%
CARBO Ceramics Inc.[b]	46,446	3,131,854

332

Schedule of Investments   (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

June 30, 2013

Security	Shares	Value

Dresser-Rand Group Inc.[a]	188,915	$11,331,122
Dril-Quip Inc.[a]	82,298	7,430,686
Helix Energy Solutions Group Inc.[a]	444,335	10,237,478
Oceaneering International Inc.	204,981	14,799,628
Oil States International Inc.[a]	104,290	9,661,426
Superior Energy Services Inc.[a]	720,845	18,698,719

		75,290,913
PACKAGING & CONTAINERS — 2.01%
Greif Inc. Class A	137,164	7,224,428
Rock-Tenn Co. Class A	324,557	32,416,753
Silgan Holdings Inc.	106,174	4,985,931
Sonoco Products Co.	457,267	15,807,720

		60,434,832
PHARMACEUTICALS — 1.39%
Endo Health Solutions Inc.[a,b]	237,845	8,750,317
Omnicare Inc.	473,939	22,611,630
VCA Antech Inc.[a]	399,973	10,435,296

		41,797,243
REAL ESTATE — 0.26%
Alexander & Baldwin Inc.[a]	194,393	7,727,122

		7,727,122
REAL ESTATE INVESTMENT TRUSTS — 10.61%
Alexandria Real Estate Equities Inc.	318,164	20,909,738
American Campus Communities Inc.	245,584	9,985,445
BioMed Realty Trust Inc.	841,603	17,025,629
BRE Properties Inc. Class A	205,423	10,275,258
Camden Property Trust[b]	191,625	13,248,952
Corporate Office Properties Trust[b]	228,421	5,824,736
Duke Realty Corp.	797,936	12,439,822
Equity One Inc.	156,381	3,538,902
Essex Property Trust Inc.	87,455	13,898,349
Federal Realty Investment Trust	126,716	13,137,915
Highwoods Properties Inc.	147,981	5,269,603
Home Properties Inc.[b]	129,639	8,474,501
Hospitality Properties Trust	631,049	16,583,968
Kilroy Realty Corp.	180,251	9,555,106
Liberty Property Trust	543,161	20,075,231
Mack-Cali Realty Corp.[b]	376,750	9,226,608
National Retail Properties Inc.[b]	283,126	9,739,534
Potlatch Corp.[b]	78,491	3,174,176
Rayonier Inc.	221,977	12,295,306
Realty Income Corp.	373,906	15,674,140
Regency Centers Corp.	181,889	9,241,780
Senior Housing Properties Trust	424,121	10,997,458
SL Green Realty Corp.[b]	410,820	36,230,216
Taubman Centers Inc.	110,216	8,282,732
UDR Inc.	651,668	16,611,017
Weingarten Realty Investors[b]	258,237	7,945,952

		319,662,074
RETAIL — 3.39%
Advance Auto Parts Inc.	158,462	12,862,360
Aeropostale Inc.[a,b]	355,859	4,910,854
Barnes & Noble Inc.[a]	170,541	2,721,834

Security	Shares	Value

Big Lots Inc.[a]	262,685	$8,282,458
Brinker International Inc.	98,763	3,894,225
Cheesecake Factory Inc. (The)	98,991	4,146,733
CST Brands Inc.[a]	136,521	4,206,212
Domino’s Pizza Inc.	99,304	5,774,528
Guess? Inc.	275,385	8,545,196
Office Depot Inc.[a,b]	607,341	2,350,410
Regis Corp.[b]	255,497	4,195,261
Saks Inc.[a,b]	455,473	6,212,652
Signet Jewelers Ltd.	197,151	13,293,892
Wendy’s Co. (The)	1,277,365	7,447,038
World Fuel Services Corp.	328,054	13,115,599

		101,959,252
SAVINGS & LOANS — 1.59%
Astoria Financial Corp.	371,705	4,006,980
First Niagara Financial Group Inc.	1,598,856	16,100,480
New York Community Bancorp Inc.	1,988,753	27,842,542

		47,950,002
SEMICONDUCTORS — 1.58%
Cypress Semiconductor Corp.[a]	325,382	3,491,349
Fairchild Semiconductor International Inc.[a]	573,383	7,912,685
Integrated Device Technology Inc.[a,b]	311,499	2,473,302
International Rectifier Corp.[a,b]	313,957	6,574,259
Intersil Corp. Class A	572,396	4,476,137
Rovi Corp.[a]	466,376	10,652,028
Silicon Laboratories Inc.[a]	83,299	3,449,412
SunEdison Inc.[a,b]	1,044,905	8,536,874

		47,566,046
SHIPBUILDING — 0.43%
Huntington Ingalls Industries Inc.	226,505	12,793,002

		12,793,002
SOFTWARE — 2.97%
Acxiom Corp.[a]	123,010	2,789,867
Advent Software Inc.[a,b]	73,553	2,578,768
Allscripts Healthcare Solutions Inc.[a,b]	800,312	10,356,037
ANSYS Inc.[a]	151,512	11,075,527
Broadridge Financial Solutions Inc.	289,477	7,694,299
Compuware Corp.	963,514	9,972,370
Informatica Corp.[a]	488,208	17,077,516
ManTech International Corp. Class A	107,816	2,816,154
MSCI Inc. Class Aa	218,091	7,255,887
PTC Inc.[a,b]	291,424	7,148,631
Solera Holdings Inc.	115,083	6,404,369
VeriFone Systems Inc.[a,b]	250,142	4,204,887

		89,374,312
TELECOMMUNICATIONS — 1.10%
ADTRAN Inc.	268,309	6,603,085
Plantronics Inc.	78,575	3,451,014
Polycom Inc.[a,b]	777,478	8,194,618
RF Micro Devices Inc.[a,b]	701,908	3,755,208
Telephone & Data Systems Inc.	454,462	11,202,488

		33,206,413

333

Schedule of Investments   (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

June 30, 2013

Security	Shares	Value

TEXTILES — 0.37%
Mohawk Industries Inc.[a]	98,970	$11,133,135

		11,133,135
TRANSPORTATION — 2.02%
Con-way Inc.	254,336	9,908,931
Genesee & Wyoming Inc. Class Aa,b	87,408	7,415,695
Kirby Corp.[a]	115,201	9,163,087
Landstar System Inc.	82,243	4,235,514
Matson Inc.	193,105	4,827,625
Tidewater Inc.	223,547	12,735,473
UTi Worldwide Inc.	471,410	7,764,123
Werner Enterprises Inc.	201,824	4,878,086

		60,928,534
TRUCKING & LEASING — 0.33%
GATX Corp.	211,617	10,036,994

		10,036,994
WATER — 0.30%
Aqua America Inc.	292,483	9,151,793

		9,151,793

TOTAL COMMON STOCKS (Cost: $2,593,722,456)		3,008,935,527

SHORT-TERM INVESTMENTS — 7.61%

MONEY MARKET FUNDS — 7.61%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.16%[c,d,e]	207,120,998	207,120,998
BlackRock Cash Funds: Prime, SL Agency Shares 0.15%[c,d,e]	14,482,712	14,482,712
BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[c,d]	7,635,521	7,635,521

		229,239,231

TOTAL SHORT-TERM INVESTMENTS (Cost: $229,239,231)		229,239,231

TOTAL INVESTMENTS IN SECURITIES — 107.51%
(Cost: $2,822,961,687)		3,238,174,758
Other Assets, Less Liabilities — (7.51)%		(226,179,425)

NET ASSETS — 100.00%		$3,011,995,333

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

334

Schedule of Investments   (Unaudited)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 0.86%
Cubic Corp.	61,851	$2,975,033
GenCorp Inc.[a,b]	259,619	4,221,405
Kaman Corp.	69,258	2,393,557
Teledyne Technologies Inc.[a]	94,361	7,298,823

		16,888,818
AIRLINES — 0.55%
Allegiant Travel Co.	102,545	10,868,745

		10,868,745
APPAREL — 2.12%
Crocs Inc.[a]	371,781	6,134,386
Iconix Brand Group Inc.[a,b]	186,975	5,498,935
Oxford Industries Inc.	96,971	6,050,990
Steven Madden Ltd.[a]	279,966	13,544,755
Wolverine World Wide Inc.[b]	191,165	10,439,521

		41,668,587
AUTO PARTS & EQUIPMENT — 0.67%
Dorman Products Inc.	184,491	8,418,324
Superior Industries International Inc.	78,758	1,355,425
Titan International Inc.	197,648	3,334,322

		13,108,071
BANKS — 7.53%
Bank of the Ozarks Inc.	204,750	8,871,818
BBCN Bancorp Inc.	538,711	7,660,470
Boston Private Financial Holdings Inc.	538,603	5,730,736
City Holding Co.	39,554	1,540,628
Columbia Banking System Inc.	178,014	4,238,513
CVB Financial Corp.	211,333	2,485,276
F.N.B. Corp.	987,054	11,923,612
First Commonwealth Financial Corp.	669,206	4,932,048
First Financial Bankshares Inc.	112,014	6,234,699
First Midwest Bancorp Inc.	229,787	3,152,678
Glacier Bancorp Inc.	186,259	4,133,087
Home Bancshares Inc.	313,851	8,150,710
Independent Bank Corp. (Massachusetts)	65,487	2,259,302
MB Financial Inc.	208,644	5,591,659
National Penn Bancshares Inc.	802,947	8,157,942
PacWest Bancorp[b]	267,727	8,205,833
Pinnacle Financial Partners Inc.[a,b]	224,977	5,784,159
PrivateBancorp Inc.	428,171	9,081,507
Susquehanna Bancshares Inc.	686,674	8,823,761
Taylor Capital Group Inc.[a]	76,300	1,288,707
Texas Capital Bancshares Inc.[a,b]	277,903	12,327,777
UMB Financial Corp.	94,776	5,276,180
ViewPoint Financial Group	244,488	5,087,795
Wilshire Bancorp Inc.	423,353	2,802,597
Wintrust Financial Corp.	118,444	4,534,036

		148,275,530

Security	Shares	Value

BEVERAGES — 0.49%
Boston Beer Co. Inc. (The) Class Aa,b	57,100	$9,743,544

		9,743,544
BIOTECHNOLOGY — 2.28%
Acorda Therapeutics Inc.[a]	276,245	9,113,323
ArQule Inc.[a,b]	401,557	931,612
Cambrex Corp.[a]	204,293	2,853,973
Cubist Pharmaceuticals Inc.[a,b]	266,227	12,858,764
Medicines Co. (The)[a,b]	381,308	11,729,034
Momenta Pharmaceuticals Inc.[a]	310,877	4,681,808
Spectrum Pharmaceuticals Inc.[b]	356,162	2,656,968

		44,825,482
BUILDING MATERIALS — 1.60%
AAON Inc.	59,645	1,973,056
Apogee Enterprises Inc.	105,802	2,539,248
Drew Industries Inc.	131,052	5,152,965
Headwaters Inc.[a]	498,375	4,405,635
Quanex Building Products Corp.	253,571	4,270,136
Simpson Manufacturing Co. Inc.	128,912	3,792,591
Texas Industries Inc.[a]	143,262	9,332,087

		31,465,718
CHEMICALS — 2.28%
American Vanguard Corp.	165,637	3,880,875
Balchem Corp.	103,152	4,616,052
H.B. Fuller Co.	342,636	12,955,067
Hawkins Inc.	26,769	1,054,431
PolyOne Corp.	676,121	16,754,278
Quaker Chemical Corp.	89,470	5,548,035

		44,808,738
COAL — 0.34%
SunCoke Energy Inc.[a]	476,964	6,687,035

		6,687,035
COMMERCIAL SERVICES — 5.13%
American Public Education Inc.[a,b]	120,351	4,472,243
AMN Healthcare Services Inc.[a]	181,150	2,594,068
Arbitron Inc.	90,671	4,211,668
Cardtronics Inc.[a]	165,538	4,568,849
Chemed Corp.	78,619	5,694,374
CorVel Corp.[a]	40,333	1,180,547
ExlService Holdings Inc.[a]	180,000	5,320,800
Forrester Research Inc.	37,491	1,375,545
Healthcare Services Group Inc.	465,318	11,409,597
Heartland Payment Systems Inc.	153,890	5,732,403
Landauer Inc.	65,241	3,151,793
MAXIMUS Inc.	232,572	17,321,963
Medifast Inc.[a,b]	83,398	2,148,332
Monro Muffler Brake Inc.	83,927	4,032,692
On Assignment Inc.[a]	301,125	8,046,060
PAREXEL International Corp.[a,b]	386,875	17,773,038
Resources Connection Inc.	165,939	1,924,892

		100,958,864

335

Schedule of Investments   (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

June 30, 2013

Security	Shares	Value

COMPUTERS — 2.43%
Agilysys Inc.[a]	42,552	$480,412
Electronics For Imaging Inc.[a]	316,126	8,943,205
iGATE Corp.[a]	208,793	3,428,381
j2 Global Inc.[b]	167,648	7,126,716
LivePerson Inc.[a,b]	339,529	3,040,482
Manhattan Associates Inc.[a]	132,369	10,213,592
MTS Systems Corp.	72,278	4,090,935
NetScout Systems Inc.[a]	243,102	5,674,001
Synaptics Inc.[a]	79,022	3,047,088
Virtusa Corp.[a]	78,189	1,732,668

		47,777,480
COSMETICS & PERSONAL CARE — 0.16%
Inter Parfums Inc.	110,497	3,151,374

		3,151,374
DISTRIBUTION & WHOLESALE — 1.36%
MWI Veterinary Supply Inc.[a]	81,966	10,101,490
Pool Corp.	317,882	16,660,195

		26,761,685
DIVERSIFIED FINANCIAL SERVICES — 3.52%
Encore Capital Group Inc.[a,b]	157,855	5,226,579
Financial Engines Inc.	153,564	7,000,983
Higher One Holdings Inc.[a,b]	85,029	989,738
MarketAxess Holdings Inc.	255,523	11,945,700
Outerwall Inc.[a]	190,817	11,195,233
Piper Jaffray Companies Inc.[a]	65,395	2,067,136
Portfolio Recovery Associates Inc.[a]	115,036	17,672,981
Virtus Investment Partners Inc.[a]	39,483	6,959,668
WageWorks Inc.[a]	60,101	2,070,479
World Acceptance Corp.[a,b]	47,025	4,088,354

		69,216,851
ELECTRICAL COMPONENTS & EQUIPMENT — 1.80%
Advanced Energy Industries Inc.[a]	248,618	4,328,439
Belden Inc.	164,650	8,220,975
Encore Wire Corp.	71,302	2,431,398
EnerSys Inc.[b]	189,587	9,297,347
Littelfuse Inc.	150,592	11,235,669

		35,513,828
ELECTRONICS — 3.39%
American Science and Engineering Inc.	19,934	1,116,304
Analogic Corp.	83,648	6,092,084
Badger Meter Inc.	97,907	4,361,757
Brady Corp. Class A	126,648	3,891,893
Coherent Inc.	101,057	5,565,209
Electro Scientific Industries Inc.	85,260	917,398
ESCO Technologies Inc.	84,799	2,745,792
FARO Technologies Inc.[a]	65,361	2,210,509
FEI Co.	262,487	19,158,926
II-VI Inc.[a]	232,344	3,777,913
Measurement Specialties Inc.[a]	106,491	4,955,026
OSI Systems Inc.[a]	81,984	5,281,409
Rofin-Sinar Technologies Inc.[a]	82,999	2,069,995

Security	Shares	Value

Rogers Corp.[a]	72,183	$3,415,700
TTM Technologies Inc.[a]	144,972	1,217,765

		66,777,680
ENGINEERING & CONSTRUCTION — 0.29%
Aegion Corp.[a]	121,920	2,744,419
Exponent Inc.	50,567	2,989,016

		5,733,435
ENTERTAINMENT — 0.84%
Marriott Vacations Worldwide Corp.[a]	109,755	4,745,806
Multimedia Games Holding Co. Inc.[a]	196,585	5,124,971
SHFL Entertainment Inc.[a]	381,130	6,749,812

		16,620,589
ENVIRONMENTAL CONTROL — 0.89%
Calgon Carbon Corp.[a]	147,725	2,464,053
Darling International Inc.[a]	805,056	15,022,345

		17,486,398
FOOD — 1.85%
B&G Foods Inc. Class A	223,220	7,600,641
Cal-Maine Foods Inc.	53,534	2,489,866
Calavo Growers Inc.	36,855	1,002,088
Hain Celestial Group Inc.[a,b]	321,786	20,906,436
J&J Snack Foods Corp.	55,660	4,330,348

		36,329,379
FOREST PRODUCTS & PAPER — 0.54%
Deltic Timber Corp.	74,482	4,306,549
Neenah Paper Inc.	63,341	2,012,344
Schweitzer-Mauduit International Inc.	85,729	4,276,162

		10,595,055
HAND & MACHINE TOOLS — 0.45%
Franklin Electric Co. Inc.	264,237	8,891,575

		8,891,575
HEALTH CARE — PRODUCTS — 4.38%
Abaxis Inc.	141,429	6,719,292
ABIOMED Inc.[a,b]	151,324	3,262,546
Cantel Medical Corp.	146,802	4,972,184
CryoLife Inc.	68,052	426,006
Cyberonics Inc.[a,b]	161,916	8,413,155
Cynosure Inc. Class Aa,b	125,293	3,255,112
Greatbatch Inc.[a]	162,667	5,333,851
Haemonetics Corp.[a,b]	347,529	14,370,324
Hanger Inc.[a,b]	236,081	7,467,242
ICU Medical Inc.[a,b]	87,069	6,274,192
Integra LifeSciences Holdings Corp.[a,b]	70,129	2,568,825
Luminex Corp.[a,b]	258,403	5,325,686
Meridian Bioscience Inc.	153,084	3,291,306
Merit Medical Systems Inc.[a]	101,270	1,129,161
Natus Medical Inc.[a]	130,365	1,779,482
SurModics Inc.[a]	47,027	941,010

336

Schedule of Investments   (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

June 30, 2013

Security	Shares	Value

West Pharmaceutical Services Inc.	152,667	$10,726,383

		86,255,757
HEALTH CARE — SERVICES — 0.92%
Air Methods Corp.[b]	238,029	8,064,423
Bio-Reference Laboratories Inc.[a,b]	166,186	4,777,848
Healthways Inc.[a]	133,593	2,321,846
IPC The Hospitalist Co. Inc.[a,b]	56,129	2,882,785

		18,046,902
HOLDING COMPANIES - DIVERSIFIED — 0.45%
Prospect Capital Corp.	821,812	8,875,570

		8,875,570
HOME BUILDERS — 1.78%
M/I Homes Inc.[a]	163,546	3,755,016
Meritage Homes Corp.[a]	214,168	9,286,325
Ryland Group Inc. (The)	314,084	12,594,768
Standard-Pacific Corp.[a]	648,129	5,398,915
Winnebago Industries Inc.[a]	191,485	4,019,270

		35,054,294
HOME FURNISHINGS — 1.42%
Daktronics Inc.	100,764	1,033,839
DTS Inc.[a,b]	46,673	960,530
Ethan Allen Interiors Inc.	177,695	5,117,616
iRobot Corp.[a,b]	180,913	7,194,910
La-Z-Boy Inc.	210,165	4,260,045
Select Comfort Corp.[a,b]	378,387	9,482,378

		28,049,318
HOUSEHOLD PRODUCTS & WARES — 0.89%
Helen of Troy Ltd.[a]	110,895	4,255,041
Prestige Brands Holdings Inc.[a]	347,956	10,139,438
WD-40 Co.	55,665	3,032,629

		17,427,108
HOUSEWARES — 0.90%
Toro Co. (The)	391,334	17,770,477

		17,770,477
INSURANCE — 0.15%
eHealth Inc.[a,b]	133,325	3,029,144

		3,029,144
INTERNET — 3.64%
Blucora Inc.[a]	279,516	5,182,227
Blue Nile Inc.[a,b]	49,738	1,879,102
comScore Inc.[a]	103,795	2,531,560
Dealertrack Technologies Inc.[a]	296,397	10,501,346
Dice Holdings Inc.[a,b]	342,484	3,154,278
HealthStream Inc.[a,b]	135,378	3,427,771
Liquidity Services Inc.[a,b]	168,317	5,835,550
NIC Inc.	402,785	6,658,036
OpenTable Inc.[a,b]	154,937	9,908,221

Security	Shares	Value

PCTEL Inc.	51,247	$434,574
Perficient Inc.[a]	226,187	3,017,335
Sourcefire Inc.[a,b]	212,117	11,783,099
Stamps.com Inc.[a]	95,141	3,747,604
Vasco Data Security International Inc.[a]	196,417	1,632,225
XO Group Inc.[a]	173,230	1,940,176

		71,633,104
IRON & STEEL — 0.06%
AK Steel Holding Corp.[b]	370,514	1,126,363

		1,126,363
LEISURE TIME — 1.54%
Arctic Cat Inc.	89,880	4,042,802
Brunswick Corp.	615,339	19,660,081
Callaway Golf Co.	203,576	1,339,530
Interval Leisure Group Inc.	264,601	5,270,852

		30,313,265
MACHINERY — 1.54%
Applied Industrial Technologies Inc.	140,467	6,788,770
Cognex Corp.	275,188	12,444,001
Intermec Inc.[a]	208,122	2,045,839
Lindsay Corp.	87,426	6,555,202
Tennant Co.	51,614	2,491,408

		30,325,220
MANUFACTURING — 3.06%
A.O. Smith Corp.	265,424	9,629,583
Actuant Corp. Class A	339,056	11,178,676
AZZ Inc.	173,522	6,691,008
EnPro Industries Inc.[a,b]	75,212	3,817,761
Hillenbrand Inc.	192,037	4,553,197
Koppers Holdings Inc.	55,290	2,110,972
LSB Industries Inc.[a]	49,271	1,498,331
Lydall Inc.[a]	117,299	1,712,566
Movado Group Inc.	121,295	4,103,410
Myers Industries Inc.	101,454	1,522,825
Standex International Corp.	86,351	4,555,015
Sturm, Ruger & Co. Inc.[b]	131,727	6,328,165
Tredegar Corp.	100,533	2,583,698

		60,285,207
MEDIA — 0.03%
Digital Generation Inc.[a,b]	85,654	631,270

		631,270
METAL FABRICATE & HARDWARE — 0.42%
Kaydon Corp.	79,166	2,181,023
Mueller Industries Inc.	120,544	6,079,034

		8,260,057
MINING — 0.60%
AMCOL International Corp.	62,249	1,972,671
Globe Specialty Metals Inc.	435,010	4,728,559
Stillwater Mining Co.[a]	482,492	5,181,964

		11,883,194

337

Schedule of Investments   (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

June 30, 2013

Security	Shares	Value

OFFICE FURNISHINGS — 0.21%
Interface Inc.	247,370	$4,197,869

		4,197,869
OIL & GAS — 2.18%
Approach Resources Inc.[a,b]	123,175	3,026,410
Carrizo Oil & Gas Inc.[a]	137,974	3,908,803
Comstock Resources Inc.	123,509	1,942,797
Forest Oil Corp.[a]	404,539	1,654,564
Gulfport Energy Corp.[a]	468,949	22,073,429
Northern Oil and Gas Inc.[a,b]	405,185	5,405,168
PDC Energy Inc.[a]	78,867	4,060,073
PetroQuest Energy Inc.[a]	214,484	849,357

		42,920,601
OIL & GAS SERVICES — 1.52%
C&J Energy Services Inc.[a,b]	233,073	4,514,624
Exterran Holdings Inc.[a]	210,236	5,911,836
Geospace Technologies Corp.[a,b]	87,924	6,073,790
ION Geophysical Corp.[a,b]	370,154	2,228,327
Lufkin Industries Inc.	119,817	10,600,210
Tesco Corp.[a]	49,338	653,729

		29,982,516
PHARMACEUTICALS — 4.88%
Akorn Inc.[a,b]	465,717	6,296,494
Align Technology Inc.[a,b]	488,390	18,089,966
Impax Laboratories Inc.[a]	443,355	8,844,932
Neogen Corp.[a,b]	153,362	8,520,793
Questcor Pharmaceuticals Inc.[b]	398,361	18,109,491
Salix Pharmaceuticals Ltd.[a]	354,760	23,467,374
ViroPharma Inc.[a,b]	444,677	12,739,996

		96,069,046
REAL ESTATE — 0.20%
HFF Inc. Class A	223,809	3,977,086

		3,977,086
REAL ESTATE INVESTMENT TRUSTS — 7.77%
Acadia Realty Trust	213,780	5,278,228
Associated Estates Realty Corp.	126,588	2,035,535
Cedar Realty Trust Inc.[b]	156,655	811,473
Colonial Properties Trust	226,212	5,456,233
CoreSite Realty Corp.	145,210	4,619,130
Cousins Properties Inc.	371,655	3,753,716
EastGroup Properties Inc.[b]	113,320	6,376,516
GEO Group Inc. (The)	481,942	16,361,931
Getty Realty Corp.[b]	76,385	1,577,350
Government Properties Income Trust[b]	142,343	3,589,891
Healthcare Realty Trust Inc.	332,436	8,477,118
Inland Real Estate Corp.	289,111	2,954,714
Lexington Realty Trust[b]	526,466	6,149,123
LTC Properties Inc.	114,181	4,458,768
Medical Properties Trust Inc.	470,084	6,731,603

Security	Shares	Value

Mid-America Apartment Communities Inc.[b]	142,558	$9,661,156
Parkway Properties Inc.[b]	117,114	1,962,831
Pennsylvania Real Estate Investment Trust[b]	255,532	4,824,444
Post Properties Inc.	371,451	18,383,110
PS Business Parks Inc.	67,648	4,882,156
Sabra Healthcare REIT Inc.	253,363	6,615,308
Saul Centers Inc.[b]	52,429	2,330,993
Sovran Self Storage Inc.	134,738	8,729,675
Tanger Factory Outlet Centers Inc.	360,057	12,047,507
Universal Health Realty Income Trust	79,127	3,412,748
Urstadt Biddle Properties Inc. Class Ab	77,888	1,571,001

		153,052,258
RETAIL — 6.64%
BJ’s Restaurants Inc.[a]	79,286	2,941,511
Brown Shoe Co. Inc.	131,150	2,823,660
Buckle Inc. (The)[b]	115,868	6,027,453
Buffalo Wild Wings Inc.[a,b]	127,733	12,538,271
Christopher & Banks Corp.[a]	139,150	937,871
DineEquity Inc.	45,327	3,121,670
Fifth & Pacific Companies Inc.[a]	383,555	8,568,619
First Cash Financial Services Inc.[a,b]	182,579	8,984,713
Francesca’s Holdings Corp.[a,b]	299,843	8,332,637
Haverty Furniture Companies Inc.	58,037	1,335,431
Hibbett Sports Inc.[a,b]	176,471	9,794,140
Jack in the Box Inc.[a]	115,104	4,522,436
Lithia Motors Inc. Class A	73,377	3,911,728
Lumber Liquidators Holdings Inc.[a]	187,060	14,566,362
Papa John’s International Inc.[a]	111,564	7,292,939
PetMed Express Inc.	59,666	751,792
rue21 Inc.[a,b]	105,950	4,408,579
Ruth’s Hospitality Group Inc.	243,258	2,936,124
Sonic Corp.[a]	186,353	2,713,300
Stage Stores Inc.	137,886	3,240,321
Texas Roadhouse Inc.	212,469	5,315,974
Tuesday Morning Corp.[a]	290,706	3,014,621
Vitamin Shoppe Inc.[a,b]	205,651	9,221,391
Zale Corp.[a]	85,785	780,644
Zumiez Inc.[a,b]	93,984	2,702,040

		130,784,227
SAVINGS & LOANS — 0.43%
Brookline Bancorp Inc.	291,338	2,528,814
Dime Community Bancshares Inc.	110,158	1,687,621
Oritani Financial Corp.	266,024	4,171,256

		8,387,691
SEMICONDUCTORS — 4.75%
ATMI Inc.[a]	109,534	2,590,479
Cabot Microelectronics Corp.[a]	79,036	2,608,978
CEVA Inc.[a]	58,738	1,137,168
Cirrus Logic Inc.[a,b]	430,856	7,479,660
Diodes Inc.[a]	146,796	3,812,292
Entropic Communications Inc.[a,b]	611,717	2,612,032
Exar Corp.[a]	314,684	3,389,147
Hittite Microwave Corp.[a]	184,886	10,723,388
Kopin Corp.[a]	154,061	571,566
Kulicke and Soffa Industries Inc.[a]	513,698	5,681,500
Micrel Inc.	150,438	1,486,327
Microsemi Corp.[a]	632,725	14,394,494

338

Schedule of Investments   (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

June 30, 2013

Security	Shares	Value

MKS Instruments Inc.	176,415	$4,682,054
Monolithic Power Systems Inc.	222,206	5,357,387
Nanometrics Inc.[a,b]	143,825	2,109,913
Power Integrations Inc.	98,658	4,001,568
Rudolph Technologies Inc.[a,b]	221,615	2,482,088
Sigma Designs Inc.[a]	89,257	450,748
Ultratech Inc.[a]	189,035	6,941,365
Veeco Instruments Inc.[a,b]	266,875	9,452,712
Volterra Semiconductor Corp.[a]	111,738	1,577,741

		93,542,607
SOFTWARE — 3.53%
Blackbaud Inc.	152,317	4,960,965
Bottomline Technologies Inc.[a,b]	140,285	3,547,808
Computer Programs and Systems Inc.	44,983	2,210,465
CSG Systems International Inc.[a,b]	129,264	2,805,029
Ebix Inc.[b]	107,623	996,589
Interactive Intelligence Group Inc.[a,b]	104,336	5,383,737
Medidata Solutions Inc.[a,b]	155,719	12,060,436
MicroStrategy Inc. Class Aa	33,486	2,911,942
Monotype Imaging Holdings Inc.	156,184	3,968,635
Omnicell Inc.[a]	142,614	2,930,718
Progress Software Corp.[a]	150,973	3,473,889
Quality Systems Inc.	128,432	2,402,963
Synchronoss Technologies Inc.[a]	92,562	2,857,389
Take-Two Interactive Software Inc.[a,b]	332,236	4,973,573
Tangoe Inc.[a,b]	90,369	1,394,394
Tyler Technologies Inc.[a]	184,279	12,632,325

		69,510,857
TELECOMMUNICATIONS — 2.50%
ARRIS Group Inc.[a,b]	778,981	11,178,377
Atlantic Tele-Network Inc.	30,020	1,490,793
CalAmp Corp.[a]	217,594	3,176,872
Cincinnati Bell Inc.[a]	1,415,959	4,332,835
General Communication Inc. Class Aa	132,991	1,041,320
Ixia[a,b]	368,932	6,788,349
LogMeIn Inc.[a]	52,402	1,281,753
Lumos Networks Corp.	48,301	825,947
NETGEAR Inc.[a]	261,910	7,998,731
Oplink Communications Inc.[a]	51,523	894,954
Procera Networks Inc.[a,b]	140,183	1,924,713
Symmetricom Inc.[a]	152,171	683,248
ViaSat Inc.[a,b]	106,037	7,577,404

		49,195,296
TEXTILES — 0.19%
UniFirst Corp.	40,032	3,652,920

		3,652,920
TRANSPORTATION — 1.77%
Forward Air Corp.	127,427	4,877,906
Heartland Express Inc.	148,152	2,054,868
Hub Group Inc. Class Aa	125,203	4,559,893
Knight Transportation Inc.	202,588	3,407,530
Old Dominion Freight Line Inc.[a]	480,847	20,012,852

		34,913,049

Security	Shares	Value

WATER — 0.20%
American States Water Co.	73,545	$3,947,160

		3,947,160

TOTAL COMMON STOCKS (Cost: $1,557,107,826)		1,967,253,894

SHORT-TERM INVESTMENTS — 14.30%

MONEY MARKET FUNDS — 14.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	263,058,237	263,058,237
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	18,394,062	18,394,062

		281,452,299

TOTAL SHORT - TERM INVESTMENTS (Cost: $281,452,299)		281,452,299

TOTAL INVESTMENTS IN SECURITIES — 114.22% (Cost: $1,838,560,125)		2,248,706,193
Other Assets, Less Liabilities — (14.22)%		(279,914,678)

NET ASSETS — 100.00%		$1,968,791,515

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

339

Schedule of Investments   (Unaudited)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

June 30, 2013

Security	Shares	Value

COMMON STOCKS — 100.25%

ADVERTISING — 0.13%
Harte-Hanks Inc.	353,484	$3,039,962

		3,039,962

AEROSPACE & DEFENSE — 3.36%
AAR Corp.	322,374	7,085,781
AeroVironment Inc.[a,b]	155,201	3,131,956
Cubic Corp.	89,604	4,309,952
Curtiss-Wright Corp.	378,468	14,026,024
GenCorp Inc.[a,b]	180,843	2,940,507
Kaman Corp.	134,625	4,652,640
Moog Inc. Class Aa	366,364	18,878,737
National Presto Industries Inc.[b]	40,018	2,882,497
Orbital Sciences Corp.[a]	485,856	8,439,319
Teledyne Technologies Inc.[a]	190,363	14,724,578

		81,071,991

AGRICULTURE — 0.42%
Alliance One International Inc.[a,b]	671,980	2,553,524
Andersons Inc. (The)	140,758	7,486,918

		10,040,442

AIRLINES — 0.24%
SkyWest Inc.	420,469	5,693,150

		5,693,150

APPAREL — 1.93%
Crocs Inc.[a]	270,788	4,468,002
Iconix Brand Group Inc.[a,b]	240,008	7,058,635
Maidenform Brands Inc.[a,b]	188,894	3,273,533
Perry Ellis International Inc.	95,584	1,941,311
Quiksilver Inc.[a,b]	1,015,436	6,539,408
SKECHERS U.S.A. Inc. Class Aa,b	310,629	7,458,202
True Religion Apparel Inc.	196,509	6,221,475
Wolverine World Wide Inc.[b]	178,624	9,754,657

		46,715,223

AUTO PARTS & EQUIPMENT — 0.50%
Spartan Motors Inc.	254,496	1,557,515
Standard Motor Products Inc.	159,918	5,491,584
Superior Industries International Inc.	95,136	1,637,291
Titan International Inc.	200,664	3,385,202

		12,071,592

BANKS — 6.58%
Banner Corp.	141,963	4,796,930
City Holding Co.	79,935	3,113,468
Columbia Banking System Inc.	202,631	4,824,644
Community Bank System Inc.	321,975	9,932,929
CVB Financial Corp.	462,866	5,443,304
First BanCorp (Puerto Rico)[a,b]	571,713	4,047,728

Security	Shares	Value

First Financial Bancorp	467,842	$6,970,846
First Financial Bankshares Inc.	108,975	6,065,549
First Midwest Bancorp Inc.	333,912	4,581,273
Glacier Bancorp Inc.	362,257	8,038,483
Hanmi Financial Corp.[a,b]	257,081	4,542,621
Independent Bank Corp. (Massachusetts)[b]	107,638	3,713,511
MB Financial Inc.	194,978	5,225,410
NBT Bancorp Inc.	354,494	7,504,638
Old National Bancorp	819,132	11,328,596
S&T Bancorp Inc.	240,082	4,705,607
Simmons First National Corp. Class A	134,036	3,496,999
Sterling Bancorp	252,505	2,934,108
Susquehanna Bancshares Inc.	694,083	8,918,967
Taylor Capital Group Inc.[a,b]	26,856	453,598
Tompkins Financial Corp.	93,906	4,243,612
TrustCo Bank Corp. NY	765,216	4,162,775
UMB Financial Corp.	149,412	8,317,766
Umpqua Holdings Corp.	905,448	13,590,774
United Bankshares Inc.[b]	270,100	7,144,145
United Community Banks Inc.[a]	372,909	4,631,530
Wintrust Financial Corp.	158,704	6,075,189

		158,805,000

BIOTECHNOLOGY — 0.55%
Cubist Pharmaceuticals Inc.[a,b]	210,816	10,182,413
Emergent BioSolutions Inc.[a,b]	208,160	3,001,667

		13,184,080

BUILDING MATERIALS — 1.19%
AAON Inc.	80,280	2,655,663
Apogee Enterprises Inc.	106,939	2,566,536
Comfort Systems USA Inc.	301,058	4,491,785
Gibraltar Industries Inc.[a]	233,936	3,406,108
Griffon Corp.	364,404	4,099,545
Simpson Manufacturing Co. Inc.	173,228	5,096,368
Universal Forest Products Inc.	160,172	6,394,066

		28,710,071

CHEMICALS — 1.91%
A. Schulman Inc.	239,900	6,434,118
Balchem Corp.	118,045	5,282,514
Hawkins Inc.	43,817	1,725,952
Innophos Holdings Inc.	177,349	8,365,552
Kraton Performance Polymers Inc.[a]	262,644	5,568,053
OM Group Inc.[a,b]	258,728	7,999,870
Stepan Co.	143,102	7,957,902
Zep Inc.	182,603	2,890,605

		46,224,566

COAL — 0.34%
Cloud Peak Energy Inc.[a,b]	491,603	8,101,617

		8,101,617

COMMERCIAL SERVICES — 4.87%
ABM Industries Inc.	412,290	10,105,228
AMN Healthcare Services Inc.[a]	156,809	2,245,505
Arbitron Inc.	107,954	5,014,463
Capella Education Co.[a,b]	90,060	3,750,999

340

Schedule of Investments   (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

June 30, 2013

Security	Shares	Value

Cardtronics Inc.[a]	167,720	$4,629,072
Career Education Corp.[a,b]	416,954	1,209,167
CDI Corp.	113,635	1,609,072
Chemed Corp.	59,639	4,319,653
Consolidated Graphics Inc.[a,b]	66,332	3,118,267
Corinthian Colleges Inc.[a,b]	637,558	1,428,130
CorVel Corp.[a]	49,104	1,437,274
Cross Country Healthcare Inc.[a,b]	252,807	1,304,484
Forrester Research Inc.	61,962	2,273,386
Heartland Payment Systems Inc.	111,931	4,169,430
Heidrick & Struggles International Inc.	133,493	2,232,003
Insperity Inc.	177,875	5,389,613
ITT Educational Services Inc.[a,b]	126,828	3,094,603
Kelly Services Inc. Class A	220,628	3,854,371
Korn/Ferry Internationala	393,349	7,371,360
Lincoln Educational Services Corp.	183,374	966,381
Live Nation Entertainment Inc.[a,b]	1,164,213	18,045,302
Monro Muffler Brake Inc.[b]	137,825	6,622,491
Navigant Consulting Inc.[a]	408,493	4,901,916
Resources Connection Inc.	136,779	1,586,636
TeleTech Holdings Inc.[a]	177,642	4,162,152
TrueBlue Inc.[a]	329,086	6,927,260
Universal Technical Institute Inc.	170,967	1,766,089
Viad Corp.	165,022	4,046,339

		117,580,646

COMPUTERS — 1.99%
Agilysys Inc.[a,b]	66,903	755,335
CACI International Inc. Class Aa,b	186,866	11,864,122
CIBER Inc.[a,b]	546,536	1,825,430
Insight Enterprises Inc.[a,b]	352,349	6,250,671
j2 Global Inc.[b]	150,729	6,407,490
Mercury Systems Inc.[a,b]	261,526	2,411,270
MTS Systems Corp.	42,504	2,405,726
RadiSys Corp.[a,b]	189,663	912,279
Super Micro Computer Inc.[a,b]	214,821	2,285,695
Sykes Enterprises Inc.[a]	317,439	5,002,839
Synaptics Inc.[a,b]	167,108	6,443,685
Virtusa Corp.[a]	72,661	1,610,168

		48,174,710

DISTRIBUTION & WHOLESALE — 0.75%
ScanSource Inc.[a]	225,313	7,210,016
United Stationers Inc.	327,540	10,988,967

		18,198,983

DIVERSIFIED FINANCIAL SERVICES — 2.31%
Calamos Asset Management Inc. Class A	166,505	1,748,303
Financial Engines Inc.	161,549	7,365,019
Higher One Holdings Inc.[a,b]	168,048	1,956,079
Interactive Brokers Group Inc. Class A	330,290	5,274,731
Investment Technology Group Inc.[a]	301,614	4,216,564
National Financial Partners Corp.[a]	325,264	8,232,432
Piper Jaffray Companies Inc.[a]	51,727	1,635,090
Stifel Financial Corp.[a,b]	476,639	17,001,713
SWS Group Inc.[a]	231,335	1,260,776
WageWorks Inc.[a]	98,156	3,381,474
World Acceptance Corp.[a,b]	43,879	3,814,840

		55,887,021

Security	Shares	Value

ELECTRIC — 3.39%
ALLETE Inc.	290,255	$14,469,212
Avista Corp.	484,596	13,093,784
El Paso Electric Co.	325,256	11,484,789
NorthWestern Corp.	306,050	12,211,395
UIL Holdings Corp.	411,351	15,734,176
UNS Energy Corp.	335,235	14,995,061

		81,988,417

ELECTRICAL COMPONENTS & EQUIPMENT — 0.96%
Belden Inc.	160,337	8,005,626
Encore Wire Corp.	67,052	2,286,473
EnerSys Inc.	163,178	8,002,249
Powell Industries Inc.[a]	73,821	3,812,855
Vicor Corp.[a]	147,049	1,007,286

		23,114,489

ELECTRONICS — 3.49%
American Science and Engineering Inc.	39,900	2,234,400
Bel Fuse Inc. Class B	83,155	1,118,435
Benchmark Electronics Inc.[a]	441,923	8,882,652
Brady Corp. Class A	225,435	6,927,617
Checkpoint Systems Inc.[a,b]	330,806	4,694,137
Coherent Inc.	76,769	4,227,669
CTS Corp.	271,137	3,698,309
Electro Scientific Industries Inc.	105,035	1,130,177
ESCO Technologies Inc.	113,517	3,675,680
FARO Technologies Inc.[a]	60,456	2,044,622
II-VI Inc.[a,b]	162,054	2,634,998
Methode Electronics Inc.	284,277	4,835,552
Newport Corp.[a]	315,704	4,397,757
OSI Systems Inc.[a,b]	54,400	3,504,448
Park Electrochemical Corp.	157,939	3,792,115
Plexus Corp.[a]	275,982	8,249,102
Rofin-Sinar Technologies Inc.[a,b]	130,665	3,258,785
Rogers Corp.[a,b]	52,564	2,487,328
TTM Technologies Inc.[a,b]	257,680	2,164,512
Watts Water Technologies Inc. Class A	229,152	10,389,752

		84,348,047

ENGINEERING & CONSTRUCTION — 1.72%
Aegion Corp.[a,b]	169,966	3,825,935
Dycom Industries Inc.[a]	267,292	6,185,137
EMCOR Group Inc.	542,525	22,053,641
Engility Holdings Inc.[a,b]	138,674	3,941,115
Exponent Inc.	46,999	2,778,111
Orion Marine Group Inc.[a,b]	221,778	2,681,296

		41,465,235

ENTERTAINMENT — 0.58%
Marriott Vacations Worldwide Corp.[a]	107,021	4,627,588
Pinnacle Entertainment Inc.[a]	472,292	9,289,984

		13,917,572

ENVIRONMENTAL CONTROL — 0.69%
Calgon Carbon Corp.[a,b]	262,478	4,378,133
Tetra Tech Inc.[a]	524,179	12,323,448

		16,701,581

341

Schedule of Investments   (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

June 30, 2013

Security	Shares	Value

FOOD — 2.73%
B&G Foods Inc. Class A	163,166	$5,555,802
Cal-Maine Foods Inc.	50,203	2,334,942
Calavo Growers Inc.	58,817	1,599,234
Diamond Foods Inc.[a,b]	178,950	3,713,213
J&J Snack Foods Corp.	54,276	4,222,673
Nash-Finch Co.	100,128	2,203,817
Sanderson Farms Inc.	161,965	10,757,715
Seneca Foods Corp. Class Aa,b	63,308	1,942,289
Snyders-Lance Inc.	391,066	11,110,185
Spartan Stores Inc.	177,370	3,270,703
TreeHouse Foods Inc.[a]	292,994	19,202,827

		65,913,400

FOREST PRODUCTS & PAPER — 2.27%
Buckeye Technologies Inc.	307,811	11,401,319
Clearwater Paper Corp.[a,b]	179,667	8,455,129
KapStone Paper and Packaging Corp.	315,165	12,663,330
Neenah Paper Inc.	54,787	1,740,583
P.H. Glatfelter Co.	347,872	8,731,587
Schweitzer-Mauduit International Inc.	152,360	7,599,717
Wausau Paper Corp.	377,823	4,307,182

		54,898,847

GAS — 3.63%
Laclede Group Inc. (The)	245,289	11,199,896
New Jersey Resources Corp.	337,820	14,029,665
Northwest Natural Gas Co.	218,040	9,262,339
Piedmont Natural Gas Co.	612,319	20,659,643
South Jersey Industries Inc.	259,454	14,895,254
Southwest Gas Corp.	374,566	17,525,943

		87,572,740

HEALTH CARE — PRODUCTS — 1.86%
ABIOMED Inc.[a,b]	105,059	2,265,072
Affymetrix Inc.[a,b]	577,090	2,562,280
CONMED Corp.	224,483	7,012,849
CryoLife Inc.	127,562	798,538
Integra LifeSciences Holdings Corp.[a,b]	80,511	2,949,118
Invacare Corp.	236,771	3,400,031
Meridian Bioscience Inc.[b]	154,584	3,323,556
Merit Medical Systems Inc.[a,b]	203,986	2,274,444
Natus Medical Inc.[a]	91,613	1,250,517
NuVasive Inc.[a]	358,458	8,886,174
SurModics Inc.[a]	43,982	880,080
Symmetry Medical Inc.[a]	299,833	2,524,594
West Pharmaceutical Services Inc.	97,947	6,881,756

		45,009,009

HEALTH CARE — SERVICES — 3.25%
Almost Family Inc.	67,919	1,290,461
Amedisys Inc.[a,b]	252,194	2,930,494
AmSurg Corp.[a]	258,850	9,085,635
Centene Corp.[a]	439,634	23,063,200
Ensign Group Inc. (The)	143,505	5,054,246

Security	Shares	Value
Gentiva Health Services Inc.[a,b]	232,327	$2,313,977
Healthways Inc.[a,b]	120,128	2,087,825
IPC The Hospitalist Co. Inc.[a,b]	69,598	3,574,553
Kindred Healthcare Inc.[a,b]	436,540	5,731,770
LHC Group Inc.[a,b]	120,568	2,360,721
Magellan Health Services Inc.[a]	218,963	12,279,445
Molina Healthcare Inc.[a]	234,815	8,730,422

		78,502,749

HOLDING COMPANIES — DIVERSIFIED — 0.33%
Prospect Capital Corp.	735,944	7,948,195

		7,948,195

HOME BUILDERS — 0.14%
Standard-Pacific Corp.[a]	396,608	3,303,745

		3,303,745

HOME FURNISHINGS — 0.53%
Daktronics Inc.	185,924	1,907,580
DTS Inc.[a,b]	93,598	1,926,247
La-Z-Boy Inc.	174,683	3,540,825
Universal Electronics Inc.[a]	121,279	3,411,578
VOXX International Corp.[a,b]	155,266	1,905,114

		12,691,344

HOUSEHOLD PRODUCTS & WARES — 0.66%
American Greetings Corp. Class A	257,516	4,691,942
Blyth Inc.[b]	85,797	1,197,726
Central Garden & Pet Co. Class Aa	338,806	2,337,761
Helen of Troy Ltd.[a,b]	126,630	4,858,793
WD-40 Co.	51,723	2,817,869

		15,904,091

INSURANCE — 4.01%
Amerisafe Inc.	148,554	4,811,664
Employers Holdings Inc.	136,287	3,332,217
Horace Mann Educators Corp.	320,835	7,821,957
Infinity Property and Casualty Corp.	93,338	5,577,879
Meadowbrook Insurance Group Inc.	381,753	3,065,477
Navigators Group Inc. (The)[a]	86,021	4,906,638
ProAssurance Corp.	499,657	26,062,109
RLI Corp.	137,744	10,525,019
Safety Insurance Group Inc.	103,596	5,025,442
Selective Insurance Group Inc.	449,865	10,355,892
Stewart Information Services Corp.	166,504	4,360,740
Tower Group International Ltd.[b]	317,091	6,503,536
United Fire Group Inc.	176,424	4,380,608

		96,729,178

INTERNET — 0.66%
Blue Nile Inc.[a,b]	41,437	1,565,490
comScore Inc.[a,b]	139,195	3,394,966
NutriSystem Inc.	233,028	2,745,070
PCTEL Inc.	79,363	672,998
QuinStreet Inc.[a,b]	207,849	1,793,737
United Online Inc.	750,586	5,689,442

		15,861,703

342

Schedule of Investments   (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

June 30, 2013

Security	Shares	Value

IRON & STEEL — 0.08%
AK Steel Holding Corp.[b]	667,479	$2,029,136

		2,029,136

LEISURE TIME — 0.09%
Callaway Golf Co.[b]	337,498	2,220,737

		2,220,737

LODGING — 0.35%
Boyd Gaming Corp.[a,b]	458,668	5,182,948
Marcus Corp.	153,306	1,950,052
Monarch Casino & Resort Inc.[a,b]	78,268	1,319,599

		8,452,599

MACHINERY — 1.54%
Albany International Corp. Class A	235,204	7,757,028
Applied Industrial Technologies Inc.	173,910	8,405,070
Astec Industries Inc.	170,757	5,855,258
Briggs & Stratton Corp.	389,081	7,703,804
Gerber Scientific Inc. Escrow[a,c]	177,368	1,774
Intermec Inc.[a,b]	212,224	2,086,162
Intevac Inc.[a,b]	192,322	1,088,542
Tennant Co.	87,985	4,247,036

		37,144,674

MANUFACTURING — 2.50%
A.O. Smith Corp.	315,249	11,437,234
Actuant Corp. Class A	189,852	6,259,420
Barnes Group Inc.	378,225	11,342,968
EnPro Industries Inc.[a,b]	79,040	4,012,070
Federal Signal Corp.[a]	507,423	4,439,951
Hillenbrand Inc.	279,319	6,622,654
John Bean Technologies Corp.	234,018	4,916,718
Koppers Holdings Inc.	102,085	3,897,605
LSB Industries Inc.[a,b]	94,539	2,874,931
Myers Industries Inc.	129,571	1,944,861
STR Holdings Inc.[a,b]	312,680	709,784
Tredegar Corp.	75,944	1,951,761

		60,409,957

MEDIA — 0.19%
Digital Generation Inc.[a,b]	104,691	771,573
E.W. Scripps Co. (The) Class Aa	239,444	3,730,537

		4,502,110

METAL FABRICATE & HARDWARE — 1.31%
A.M. Castle & Co.[a,b]	135,757	2,139,530
CIRCOR International Inc.	142,252	7,234,937
Haynes International Inc.	100,142	4,793,798
Kaydon Corp.	167,319	4,609,639
Mueller Industries Inc.	84,647	4,268,748
Olympic Steel Inc.[b]	74,916	1,835,442

Security	Shares	Value

RTI International Metals Inc.[a,b]	247,016	$6,844,813

		31,726,907

MINING — 1.03%
AMCOL International Corp.	131,871	4,178,992
Century Aluminum Co.[a,b]	418,169	3,880,609
Kaiser Aluminum Corp.	133,080	8,242,975
Materion Corp.	166,502	4,510,539
Stillwater Mining Co.[a]	381,776	4,100,274

		24,913,389

OFFICE FURNISHINGS — 0.12%
Interface Inc.	172,666	2,930,142

		2,930,142

OIL & GAS — 1.64%
Approach Resources Inc.[a,b]	124,046	3,047,810
Carrizo Oil & Gas Inc.[a,b]	133,794	3,790,384
Comstock Resources Inc.	217,596	3,422,785
Contango Oil & Gas Co.	103,878	3,505,882
Forest Oil Corp.[a]	481,628	1,969,859
PDC Energy Inc.[a,b]	152,162	7,833,300
Penn Virginia Corp.	449,511	2,112,702
PetroQuest Energy Inc.[a,b]	209,431	829,347
Stone Energy Corp.[a]	403,662	8,892,674
Swift Energy Co.[a,b]	349,784	4,193,910

		39,598,653

OIL & GAS SERVICES — 2.97%
Basic Energy Services Inc.[a,b]	221,545	2,678,479
C&J Energy Services Inc.[a,b]	87,714	1,699,020
Exterran Holdings Inc.[a,b]	281,238	7,908,412
Gulf Island Fabrication Inc.	117,504	2,250,202
Hornbeck Offshore Services Inc.[a,b]	259,794	13,898,979
ION Geophysical Corp.[a,b]	539,185	3,245,894
Lufkin Industries Inc.	131,276	11,613,988
Matrix Service Co.[a]	211,331	3,292,537
Pioneer Energy Services Corp.[a]	501,187	3,317,858
SEACOR Holdings Inc.[b]	154,334	12,817,439
Tesco Corp.[a]	196,404	2,602,353
TETRA Technologies Inc.[a,b]	632,782	6,492,343

		71,817,504

PHARMACEUTICALS — 0.26%
Hi-Tech Pharmacal Co. Inc.	90,356	2,999,819
PharMerica Corp.[a,b]	240,280	3,330,281

		6,330,100

REAL ESTATE — 0.23%
Forestar Group Inc.[a]	280,985	5,636,559

		5,636,559

REAL ESTATE INVESTMENT TRUSTS — 7.80%
Acadia Realty Trust	191,314	4,723,543
Associated Estates Realty Corp.	255,539	4,109,067
Cedar Realty Trust Inc.	244,298	1,265,464

343

Schedule of Investments   (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

June 30, 2013

Security	Shares	Value

Colonial Properties Trust	402,551	$9,709,530
Cousins Properties Inc.[b]	406,977	4,110,468
DiamondRock Hospitality Co.	1,580,457	14,729,859
EastGroup Properties Inc.	109,618	6,168,205
EPR Properties[b]	380,349	19,120,144
Franklin Street Properties Corp.	704,134	9,294,569
Getty Realty Corp.	125,117	2,583,666
Government Properties Income Trust[b]	273,863	6,906,825
Healthcare Realty Trust Inc.	335,940	8,566,470
Inland Real Estate Corp.	356,196	3,640,323
Kite Realty Group Trust	695,969	4,196,693
LaSalle Hotel Properties	772,368	19,077,489
Lexington Realty Trust[b]	862,460	10,073,533
LTC Properties Inc.	141,160	5,512,298
Medical Properties Trust Inc.	654,638	9,374,416
Mid-America Apartment Communities Inc.[b]	175,732	11,909,358
Parkway Properties Inc.[b]	199,929	3,350,810
Pennsylvania Real Estate Investment Trust	202,349	3,820,349
PS Business Parks Inc.	65,771	4,746,693
Saul Centers Inc.	41,362	1,838,954
Sovran Self Storage Inc.	93,873	6,082,032
Tanger Factory Outlet Centers Inc.	335,704	11,232,656
Urstadt Biddle Properties Inc. Class A	103,969	2,097,055

		188,240,469
RETAIL — 9.86%
Big 5 Sporting Goods Corp.	137,455	3,017,137
Biglari Holdings Inc.a,b	9,804	4,023,562
BJ’s Restaurants Inc.[a,b]	106,412	3,947,885
Brown Shoe Co. Inc.	174,454	3,755,995
Buckle Inc. (The)[b]	84,720	4,407,134
Casey’s General Stores Inc.	309,881	18,642,441
Cash America International Inc.[b]	230,801	10,492,214
Cato Corp. (The) Class A	217,555	5,430,173
CEC Entertainment Inc.	135,359	5,555,133
Children’s Place Retail Stores Inc. (The)[a,b]	181,931	9,969,819
Christopher & Banks Corp.[a]	128,478	865,942
Cracker Barrel Old Country Store Inc.	192,304	18,203,497
DineEquity Inc.	77,439	5,333,224
EZCORP Inc. Class A NVS[a,b]	385,775	6,511,882
Fifth & Pacific Companies Inc.[a]	515,051	11,506,239
Finish Line Inc. (The) Class A	398,483	8,710,838
Fred’s Inc. Class A	272,566	4,222,047
Genesco Inc.[a,b]	194,176	13,007,850
Group 1 Automotive Inc.	174,936	11,253,633
Haverty Furniture Companies Inc.	91,958	2,115,954
Jack in the Box Inc.[a]	222,783	8,753,144
Jos. A. Bank Clothiers Inc.[a,b]	226,076	9,341,460
Kirkland’s Inc.[a]	121,736	2,099,946
Lithia Motors Inc. Class A	83,499	4,451,332
MarineMax Inc.[a,b]	194,069	2,198,802
Men’s Wearhouse Inc. (The)	382,142	14,464,075
OfficeMax Inc.	702,508	7,186,657
Pep Boys - Manny, Moe & Jack (The)[a]	429,292	4,971,201
PetMed Express Inc.	92,252	1,162,375
Red Robin Gourmet Burgers Inc.[a,b]	103,516	5,712,013
Ruby Tuesday Inc.[a,b]	463,715	4,280,090
Sonic Automotive Inc. Class A	278,017	5,877,279
Sonic Corp.[a,b]	205,074	2,985,877
Stage Stores Inc.	99,052	2,327,722
Stein Mart Inc.	224,959	3,070,690
Texas Roadhouse Inc.	215,812	5,399,616

Security	Shares	Value

Zale Corp.[a,b]	113,231	$1,030,402
Zumiez Inc.[a,b]	62,801	1,805,529

		238,090,809
SAVINGS & LOANS — 0.94%
Bank Mutual Corp.	352,121	1,985,963
Brookline Bancorp Inc.	220,418	1,913,228
Dime Community Bancshares Inc.	104,570	1,602,012
Northwest Bancshares Inc.	758,115	10,242,134
Provident Financial Services Inc.	434,840	6,861,775

		22,605,112
SEMICONDUCTORS — 2.87%
ATMI Inc.[a]	128,950	3,049,667
Brooks Automation Inc.	540,348	5,257,586
Cabot Microelectronics Corp.[a]	94,459	3,118,092
CEVA Inc.[a,b]	110,558	2,140,403
Cohu Inc.	185,812	2,322,650
Diodes Inc.[a]	117,126	3,041,762
DSP Group Inc.[a,b]	178,356	1,482,138
GT Advanced Technologies Inc.[a,b]	970,505	4,027,596
Kopin Corp.[a,b]	320,508	1,189,085
Micrel Inc.	202,258	1,998,309
MKS Instruments Inc.	218,702	5,804,351
Pericom Semiconductor Corp.[a,b]	169,458	1,206,541
Power Integrations Inc.	116,775	4,736,394
QLogic Corp.[a]	719,317	6,876,670
Rubicon Technology Inc.[a,b]	138,375	1,108,384
Sigma Designs Inc.[a,b]	170,680	861,934
Supertex Inc.	84,674	2,024,555
Tessera Technologies Inc.	424,811	8,836,069
TriQuint Semiconductor Inc.[a,b]	1,318,944	9,140,282
Volterra Semiconductor Corp.[a]	70,830	1,000,120

		69,222,588
SOFTWARE — 2.68%
Avid Technology Inc.[a,b]	247,845	1,457,328
Blackbaud Inc.	188,825	6,150,030
Bottomline Technologies Inc.[a,b]	125,483	3,173,465
Computer Programs and Systems Inc.	31,151	1,530,760
CSG Systems International Inc.[a,b]	120,561	2,616,174
Digi International Inc.[a,b]	210,017	1,967,859
Digital River Inc.[a]	286,597	5,379,426
Ebix Inc.[b]	132,231	1,224,459
EPIQ Systems Inc.	261,157	3,517,785
MicroStrategy Inc. Class Aa	32,527	2,828,548
Monotype Imaging Holdings Inc.	122,412	3,110,489
Omnicell Inc.[a]	108,165	2,222,791
Progress Software Corp.[a]	267,884	6,164,011
Quality Systems Inc.	171,887	3,216,006
Synchronoss Technologies Inc.[a,b]	114,287	3,528,040
SYNNEX Corp.[a,b]	214,298	9,060,519
Take-Two Interactive Software Inc.[a]	349,911	5,238,167
Tangoe Inc.[a,b]	150,769	2,326,366

		64,712,223
STORAGE & WAREHOUSING — 0.43%
Mobile Mini Inc.a,b	310,480	10,292,412

		10,292,412

344

Schedule of Investments   (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

June 30, 2013

Security	Shares	Value

TELECOMMUNICATIONS — 2.42%
Anixter International Inc.[a]	217,815	$16,512,555
Atlantic Tele-Network Inc.	40,721	2,022,205
Black Box Corp.	130,881	3,313,907
Cbeyond Inc.[a]	232,533	1,823,059
Comtech Telecommunications Corp.	133,066	3,578,145
General Communication Inc. Class Aa	104,267	816,410
Harmonic Inc.[a]	806,324	5,120,157
LogMeIn Inc.[a,b]	115,454	2,824,005
Lumos Networks Corp.	65,003	1,111,551
NTELOS Holdings Corp.	122,746	2,020,399
Oplink Communications Inc.[a,b]	93,072	1,616,661
Symmetricom Inc.[a]	152,153	683,167
USA Mobility Inc.	175,944	2,387,560
ViaSat Inc.[a],[b]	205,239	14,666,379

		58,496,160
TEXTILES — 0.59%
G&K Services Inc. Class A	157,965	7,519,134
UniFirst Corp.	73,974	6,750,127

		14,269,261
TOYS, GAMES & HOBBIES — 0.08%
JAKKS Pacific Inc.[b]	168,867	1,899,754

		1,899,754
TRANSPORTATION — 2.15%
Arkansas Best Corp.	194,527	4,464,395
Atlas Air Worldwide Holdings Inc.[a,b]	208,966	9,144,352
Bristow Group Inc.	292,265	19,090,750
ERA Group Inc.[a]	154,980	4,052,727
Forward Air Corp.	91,813	3,514,602
Heartland Express Inc.	195,657	2,713,762
Hub Group Inc. Class Aa,b	137,425	5,005,018
Knight Transportation Inc.	240,540	4,045,883

		52,031,489
WATER — 0.15%
American States Water Co.	68,855	3,695,448

		3,695,448

TOTAL COMMON STOCKS (Cost: $2,119,672,808)		2,420,637,588

SHORT-TERM INVESTMENTS — 13.78%

MONEY MARKET FUNDS — 13.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	310,953,190	310,953,190

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,e,f]	21,743,065	$21,743,065

		332,696,255

TOTAL SHORT-TERM INVESTMENTS (Cost: $332,696,255)		332,696,255

TOTAL INVESTMENTS IN SECURITIES — 114.03% (Cost: $2,452,369,063)		2,753,333,843
Other Assets, Less Liabilities — (14.03)%		(338,667,781)

NET ASSETS — 100.00%		$2,414,666,062

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

345

Schedule of Investments   (Unaudited)

iSHARES® U.S. PREFERRED STOCK ETF

June 30, 2013

Security	Shares	Value

PREFERRED STOCKS — 99.10%

AGRICULTURE — 0.25%
CHS Inc., 8.00%[a]	863,389	$27,930,634

		27,930,634
AUTO MANUFACTURERS — 2.96%
General Motors Co., 4.75%	6,768,340	325,963,254

		325,963,254
AUTO PARTS & EQUIPMENT — 0.31%
Goodyear Tire & Rubber Co. (The), 5.88%	693,874	34,180,233

		34,180,233
BANKS — 42.58%
Ally Financial Inc., 7.25%	1,929,453	48,641,510
Ally Financial Inc., 7.30%	1,397,660	35,011,383
Ally Financial Inc., 7.35%	947,007	23,855,106
Ally Financial Inc., 7.38%	2,443,363	61,230,677
Ally Financial Inc. Series A, 8.50%[b]	2,782,197	71,947,614
BAC Capital Trust VIII, 6.00%[a]	1,462,425	36,633,746
Bank of America Corp., 6.38%	1,799,992	44,189,804
Bank of America Corp., 6.63%[a]	664,670	17,394,414
Bank of America Corp., 7.25%	1,858,272	47,293,022
Bank of America Corp. Series 4, 4.00%[b]	712,989	15,999,473
Bank of America Corp. Series 5, 4.00%[a,b]	802,409	17,949,889
Bank of America Corp. Series D, 6.20%[a]	1,279,429	31,665,868
Bank of America Corp. Series E, 4.00%[b]	567,210	13,040,158
Bank of America Corp. Series H, 3.00%[a,b]	785,256	15,791,498
Bank of New York Mellon Corp. (The), 5.20%	1,613,885	38,200,658
Barclays Bank PLC, 6.63%[a]	2,058,846	50,874,085
Barclays Bank PLC, 7.10%	3,737,778	93,481,828
Barclays Bank PLC, 7.75%	3,130,344	79,041,186
Barclays Bank PLC Series 5, 8.13%[a]	7,174,877	181,739,634
BB&T Corp. Series F, 5.20%	1,264,266	29,204,545
BB&T Corp. Series G, 5.20%[a]	460,162	10,528,507
BB&T Corp., 5.63%	3,127,222	75,366,050
BB&T Corp., 5.85%	1,595,969	39,994,983
Capital One Financial Corp., 6.00%	2,393,810	58,983,478
Citigroup Inc., 5.80%	1,480,357	35,306,514
City National Corp., 5.50%	506,845	11,839,899
Countrywide Capital IV, 6.75%	1,391,312	34,768,887
Countrywide Capital V, 7.00%	4,052,158	101,952,295
Cullen/Frost Bankers Inc., 5.38%	442,025	10,475,993
Deutsche Bank Capital Funding Trust VIII, 6.38%	2,132,990	53,004,801
Deutsche Bank Capital Funding Trust IX, 6.63%[a]	2,511,656	62,866,750
Deutsche Bank Capital Funding Trust X, 7.35%[a]	2,214,718	56,120,954
Deutsche Bank Contingent Capital Trust II, 6.55%[a]	2,195,802	55,422,042
Deutsche Bank Contingent Capital Trust III, 7.60%	5,409,893	144,444,143
Deutsche Bank Contingent Capital Trust V, 8.05%	2,649,645	72,944,727
First Republic Bank, 5.63%[a]	437,977	10,161,066
First Republic Bank, Series A, 6.70%[a]	569,092	14,853,301
First Republic Bank, Series B, 6.20%	440,891	10,956,141
FirstMerit Corp., 5.88%	308,012	7,447,730
GMAC Capital Trust I Series 2, 8.13%[b]	7,221,940	188,131,537
Goldman Sachs Group Inc. (The), 4.00%[a,b]	361,290	8,685,412

Security	Shares	Value

Goldman Sachs Group Inc. (The), 5.50%[b]	736,458	$17,778,096
Goldman Sachs Group Inc. (The), 5.95%[a]	1,699,613	41,810,480
Goldman Sachs Group Inc. (The), 6.13%[a]	3,605,876	91,769,544
Goldman Sachs Group Inc. (The), 6.50%[a]	1,592,690	41,441,794
Goldman Sachs Group Inc. (The) Series A, 3.75%[b]	1,433,757	31,112,527
Goldman Sachs Group Inc. (The) Series B, 6.20%[a]	1,396,530	34,899,285
Goldman Sachs Group Inc. (The) Series D, 4.00%[a,b]	2,692,115	59,522,663
HSBC Holdings PLC, 6.20%	3,930,472	97,790,143
HSBC Holdings PLC, 8.00%	10,266,091	278,211,066
HSBC Holdings PLC, 8.13%	5,963,999	151,247,015
HSBC USA Inc. Series F, 3.50%[a,b]	1,484,796	33,407,910
HSBC USA Inc. Series G, 4.00%[a,b]	1,054,744	25,334,951
HSBC USA Inc. Series H, 6.50%	1,054,497	26,415,150
J.P. Morgan Chase & Co., 5.45%	1,592,429	37,947,583
J.P. Morgan Chase & Co., 5.50%	2,441,300	58,615,613
J.P. Morgan Chase & Co. Series J, 8.63%	3,404,692	86,445,130
J.P. Morgan Chase Capital XXIX, 6.70%	4,173,906	105,850,256
Lloyds Banking Group PLC, 7.75%	2,356,953	62,977,784
M&T Capital Trust IV, 8.50%[a]	989,331	25,554,420
Morgan Stanley Series A, 4.00%[a,b]	1,969,539	42,246,612
National Westminster Bank PLC Series C, 7.76%	696,531	17,475,963
PNC Financial Services Group Inc. The Series P, 6.13%[b,c]	4,089,109	109,956,141
PNC Financial Services Group Inc. (The) Series Q, 5.38%[c]	1,339,914	32,492,915
PrivateBancorp Inc., 7.13%[a]	379,053	9,836,425
Regions Financial Corp., 6.38%	1,393,909	34,150,770
Royal Bank of Scotland Group PLC Series F, 7.65%	458,146	11,416,998
Royal Bank of Scotland Group PLC Series H, 7.25%	695,260	16,790,529
Royal Bank of Scotland Group PLC Series L, 5.75%	2,059,465	42,157,249
Royal Bank of Scotland Group PLC Series M, 6.40%	1,607,177	34,120,368
Royal Bank of Scotland Group PLC Series N, 6.35%	1,537,179	32,342,246
Royal Bank of Scotland Group PLC Series P, 6.25%	712,748	14,924,943
Royal Bank of Scotland Group PLC Series Q, 6.75%	1,440,352	32,134,253
Royal Bank of Scotland Group PLC Series R, 6.13%	722,897	14,942,281
Royal Bank of Scotland Group PLC Series S, 6.60%	1,827,482	39,820,833
Royal Bank of Scotland Group PLC Series T, 7.25%	3,484,155	83,480,354
Santander Finance Preferred SA Unipersonal, 6.50%[a]	335,229	8,414,248
Santander Finance Preferred SA Unipersonal, 6.80%[a]	472,356	11,926,989
Santander Finance Preferred SA Unipersonal, 10.50%	2,257,039	60,917,483
Santander Finance Preferred SA Unipersonal Series 6, 4.00%[b]	627,966	13,250,083
State Street Corp., 5.25%[a]	1,394,378	34,859,450
SunTrust Banks Inc., 5.88%	1,260,970	29,960,647
Taylor Capital Group Inc., 8.00%	312,465	8,120,965
TCF Financial Corp., 6.45%	307,485	7,597,954
TCF Financial Corp., 7.50%	497,818	13,107,548
U.S. Bancorp Series B, 3.50%[b]	2,730,284	57,800,112
U.S. Bancorp Series F, 6.50%[b]	3,001,402	84,339,396
U.S. Bancorp Series G, 6.00%[b]	2,962,700	81,207,607
UBS Preferred Funding Trust IV Series D, 0.97%[b]	857,695	14,306,353
Webster Financial Corp., 6.40%	380,482	9,435,954
Wells Fargo & Co., 5.13%	1,789,967	41,509,335
Wells Fargo & Co., 5.20%	2,061,436	48,258,217
Wells Fargo & Co., 5.25%[a]	1,727,237	40,676,431
Wells Fargo & Co. Series J, 8.00%	5,840,066	169,011,510
Zions BanCorp, 6.30%[b]	503,403	12,811,606
Zions BanCorp, 9.50%	2,182,409	55,433,189

		4,696,806,675
COMMERCIAL SERVICES — 0.07%
TravelCenters of America LLC, 8.25%	306,656	8,034,387

		8,034,387

346

Schedule of Investments   (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

June 30, 2013

Security	Shares	Value

COMPUTERS — 0.11%
Unisys Corp. Series A, 6.25%	193,465	$12,043,196

		12,043,196
DIVERSIFIED FINANCIAL SERVICES — 14.01%
Affiliated Managers Group Inc., 6.38%	580,245	14,598,964
Ameriprise Financial Inc., 7.75%	579,464	15,257,287
BGC Partners Inc., 8.13%[a]	339,151	9,028,200
Charles Schwab Corp. (The) Series B, 6.00%	966,430	24,595,644
Citigroup Capital IX, 6.00%	2,317,810	57,829,360
Citigroup Capital X, 6.10%[a]	1,039,685	25,981,728
Citigroup Capital XI, 6.00%[a]	1,286,603	32,062,147
Citigroup Capital XIII, 7.88%[b]	6,084,908	169,464,688
Citigroup Capital XVI, 6.45%	2,601,761	65,174,113
Citigroup Capital XVII, 6.35%	1,928,119	48,337,943
Discover Financial Services, 6.50%	1,595,297	40,041,955
General Electric Capital Corp., 4.88%[a]	4,120,326	98,330,189
General Electric Capital Corp., 6.50%	707,059	18,206,769
HSBC Finance Corp., 6.36%	1,592,450	39,556,458
Merrill Lynch Capital Trust I, 6.45%[b]	2,862,279	71,242,124
Merrill Lynch Capital Trust II, 6.45%[a,b]	2,592,625	64,634,141
Merrill Lynch Capital Trust III, 7.00%[a]	1,647,574	41,370,583
Merrill Lynch Capital Trust III, 7.38%	2,057,074	52,043,972
Merrill Lynch Capital Trust IV, 7.12%[a]	859,342	21,612,451
Merrill Lynch Capital Trust V, 7.28%[a]	1,819,805	45,749,898
Morgan Stanley Capital Trust III, 6.25%[a]	2,417,149	60,235,353
Morgan Stanley Capital Trust IV, 6.25%[a]	1,712,940	42,635,077
Morgan Stanley Capital Trust V, 5.75%[a]	1,394,628	34,112,601
Morgan Stanley Capital Trust VI, 6.60%	2,359,629	59,651,421
Morgan Stanley Capital Trust VII, 6.60%	3,011,787	74,873,025
Morgan Stanley Capital Trust VIII, 6.45%	2,261,018	56,073,246
Raymond James Financial Inc., 6.90%	986,928	26,123,984
RBS Capital Funding Trust V Series E, 5.90%	3,489,354	73,625,370
RBS Capital Funding Trust VII Series G, 6.08%	4,908,113	104,444,645
SLM Corp., 3.47%[b]	576,600	13,717,314
SLM Corp., 6.00%	855,273	19,637,068
Stifel Financial Corp., 5.38%[a]	445,371	11,414,859
Stifel Financial Corp., 6.70%[a]	507,515	13,205,540

		1,544,868,117
ELECTRIC — 4.60%
Dominion Resources Inc., 8.38%	1,876,027	49,320,750
DTE Energy Co., 5.25%	581,883	13,918,641
DTE Energy Co., 6.50%	798,283	20,763,341
Duke Energy Corp., 5.13%	1,478,098	36,316,868
Entergy Arkansas Inc., 4.90%[a]	576,270	12,499,296
Entergy Arkansas Inc., 5.75%[a]	641,640	16,150,079
Entergy Louisiana LLC, 5.25%[a]	583,605	13,294,522
Entergy Louisiana LLC, 5.88%	439,498	11,145,669
FPL Group Capital Trust I, 5.88%	851,032	21,428,986
Interstate Power & Light Co., 5.10%	581,787	13,701,084
NextEra Energy Capital Holdings Inc., 5.00%	1,261,995	28,495,847
NextEra Energy Capital Holdings Inc., 5.13%	1,396,979	31,697,454
NextEra Energy Capital Holdings Inc. Series F, 8.75%	1,055,036	27,715,796
NextEra Energy Capital Holdings Inc. Series G, 5.70%	1,125,578	27,272,755
NextEra Energy Capital Holdings Inc. Series H, 5.63%	994,488	23,748,373
PPL Capital Funding Inc., 5.90%	1,260,999	30,364,856
PPL Corp., 8.75%	1,341,575	72,471,881
SCE Trust I, 5.63%	1,327,816	31,336,458
SCE Trust II, 5.10%	1,128,076	25,381,710

		507,024,366

Security	Shares	Value

HAND & MACHINE TOOLS — 0.46%
Stanley Black & Decker Inc., 5.75%	2,052,174	$50,196,176

		50,196,176
HOLDING COMPANIES - DIVERSIFIED — 1.34%
Allied Capital Corp., 6.88%[a]	654,013	16,343,785
Apollo Investment Corp., 6.63%	441,545	10,694,220
Ares Capital Corp., 5.88%	534,234	13,243,661
Ares Capital Corp., 7.00%[a]	422,809	10,997,262
Ares Capital Corp., 7.75%	579,670	15,077,217
Gabelli Equity Trust Inc., 5.00%	320,151	7,872,513
Kayne Anderson MLP Investment Co. Series E, 4.25%	364,432	9,201,908
KKR Financial Holdings LLC, 7.38%	1,053,378	27,282,490
KKR Financial Holdings LLC, 7.50%	345,622	9,190,089
KKR Financial Holdings LLC, 8.38%	736,447	20,429,040
Prospect Capital Corp., 6.95%	308,892	7,861,301

		148,193,486
INSURANCE—14.07%
Aegon NV, 4.00%[b]	716,634	16,303,424
Aegon NV, 6.38%[a]	2,723,967	67,173,026
Aegon NV, 6.50%[a]	1,395,677	34,515,092
Aegon NV, 6.88%[a]	1,525,725	38,036,324
Aegon NV, 7.25%[a]	2,859,207	71,794,688
Aegon NV, 8.00%	1,455,929	40,489,385
Aflac Inc., 5.50%[a]	1,393,116	34,549,277
Allstate Corp. (The), 5.10%[b]	1,387,960	35,517,896
American Financial Group Inc., 5.75%[a]	375,993	9,298,307
American Financial Group Inc., 6.38%[a]	654,135	16,752,397
Arch Capital Group Ltd., 6.75%[a]	918,692	23,674,693
Argo Group US Inc., 6.50%	426,685	10,534,853
Aspen Insurance Holdings Ltd., 7.25%[a]	463,052	12,224,573
Assured Guaranty Municipal Holdings Inc., 6.25%[a]	667,670	16,444,712
Aviva PLC, 8.25%	1,120,891	30,589,115
Axis Capital Holdings Ltd. Series C, 6.88%	1,121,797	29,323,774
Endurance Specialty Holdings Ltd., 7.50%[a]	663,481	17,821,100
Endurance Specialty Holdings Ltd., 7.75%	579,278	15,640,506
Hartford Financial Services Group Inc., 7.88%[b]	1,655,188	48,794,942
ING Groep NV, 6.13%	1,925,560	45,924,606
ING Groep NV, 6.20%[a]	1,393,768	33,589,809
ING Groep NV, 6.38%	2,848,688	69,080,684
ING Groep NV, 7.05%	2,193,842	54,538,912
ING Groep NV, 7.20%	2,992,794	74,909,634
ING Groep NV, 7.38%	4,066,175	101,573,052
ING Groep NV, 8.50%	5,437,492	137,622,923
Maiden Holdings Ltd., 8.25%[a]	439,699	11,564,084
Maiden Holdings North America Ltd., 8.00%	305,478	8,281,509
MetLife Inc., 4.00%[a,b]	1,660,767	40,389,853
MetLife Inc., 6.50%	4,073,297	102,972,948
Montpelier Re Holdings Ltd., 8.88%	438,097	11,907,476
PartnerRe Ltd., 5.88%[a]	719,473	17,073,094
PartnerRe Ltd., 7.25%	1,050,307	28,463,320
Phoenix Companies Inc. (The), 7.45%[a]	716,901	17,141,103
Protective Life Corp., 6.00%[a]	440,948	10,997,243
Protective Life Corp., 6.25%	819,254	20,530,505
Protective Life Corp., 8.00%[a]	379,502	8,159,293
Prudential Financial Inc., 5.70%	2,078,869	50,516,517

347

Schedule of Investments   (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

June 30, 2013

Security	Shares	Value

Prudential Financial Inc., 5.75%[a]	1,593,626	$38,932,283
Prudential PLC, 6.50%[a]	855,786	21,497,344
Prudential PLC, 6.75%	715,513	17,995,152
Reinsurance Group of America Inc., 6.20%[b]	1,119,756	29,113,656
RenaissanceRe Holdings Ltd., 6.08%	339,747	8,367,969
Selective Insurance Group Inc., 5.88%	534,637	12,328,729
Torchmark Corp., 5.88%	374,774	9,238,179

		1,552,187,961
IRON & STEEL — 1.36%
ArcelorMittal, 6.00%	6,099,886	114,494,860
Cliffs Natural Resources Inc., 7.00%	2,019,642	35,828,449

		150,323,309
MEDIA — 0.18%
Comcast Corp., 5.00%	817,790	19,945,898

		19,945,898
MINING — 0.18%
AngloGold Ashanti Holdings Finance PLC, 6.00%	1,117,459	19,231,469

		19,231,469
OFFICE & BUSINESS EQUIPMENT — 0.37%
Pitney Bowes Inc., 5.25%[a]	339,811	8,614,209
Pitney Bowes Inc., 6.70%	1,262,675	31,882,544

		40,496,753
OIL & GAS — 0.94%
Apache Corp., 6.00%	1,727,178	82,455,478
Magnum Hunter Resources Corp., 8.00%	308,808	13,664,754
Magnum Hunter Resources Corp. Series C, 10.25%	316,939	7,986,863

		104,107,095
PHARMACEUTICALS — 0.25%
Omnicare Capital Trust II Series B, 4.00%[a]	467,818	27,568,515

		27,568,515
PIPELINES — 0.49%
El Paso Energy Capital Trust I, 4.75%	416,771	24,376,936
NuStar Logistics LP, 7.63%[a,b]	1,132,891	29,681,744

		54,058,680
REAL ESTATE INVESTMENT TRUSTS — 11.77%
Alexandria Real Estate Equities Inc. Series E, 6.45%	384,774	9,619,350
American Capital Agency Corp., 8.00%	500,213	12,660,391
Annaly Capital Management Inc., 7.50%	1,284,174	31,629,206
Annaly Capital Management Inc. Series C, 7.63%	850,771	21,073,598
Apollo Residential Mortgage Inc., 8.00%	502,005	12,284,062
ARMOUR Residential REIT Inc. Series B, 7.88%	418,277	10,001,003
Ashford Hospitality Trust Inc. Series E, 9.00%[a]	351,621	9,261,697
Brandywine Realty Trust Series E, 6.90%	305,227	7,996,947
CBL & Associates Properties Inc., 6.63%[a]	508,264	12,640,526
CBL & Associates Properties Inc. Series D, 7.38%	1,272,311	32,189,468
Cedar Realty Trust Inc., 7.25%	581,662	14,948,713
Chesapeake Lodging Trust, 7.75%[a]	372,312	9,549,803

Security	Shares	Value

Colony Financial Inc. Series A, 8.50%[a]	720,344	$18,721,741
CommonWealth REIT, 5.75%	517,050	11,437,146
CommonWealth REIT, 7.50%	466,639	9,687,426
CommonWealth REIT Series D, 6.50%	1,070,340	24,671,337
CommonWealth REIT Series E, 7.25%	784,901	19,701,015
Coresite Realty Corp., 7.25%	306,364	7,796,964
Corporate Office Properties Trust Series L, 7.38%	497,129	12,751,359
DDR Corp., 6.50%	574,125	13,859,377
Digital Realty Trust Inc., 7.00%	819,892	20,989,235
Digital Realty Trust Inc. Series F, 6.63%	535,423	13,385,575
DuPont Fabros Technology Inc. Series B, 7.63%	481,294	12,248,932
EPR Properties, 6.63%[a]	373,469	9,187,337
FelCor Lodging Trust Inc. Series C, 8.00%	500,191	12,454,756
General Growth Properties Inc., 6.38%	719,615	16,680,676
Glimcher Realty Trust, 7.50%	306,060	7,651,500
Hatteras Financial Corp., 7.63%	820,815	19,822,682
Health Care REIT Inc. Series I, 6.50%	986,749	61,267,245
Health Care REIT Inc. Series J, 6.50%	820,918	20,884,154
Hospitality Properties Trust SeriesD, 7.13%	823,880	21,041,895
Invesco Mortgage Capital Inc., 7.75%	411,926	10,133,380
Kilroy Realty Corp., 6.38%	307,417	7,605,497
Kilroy Realty Corp. Series G, 6.88%[a]	307,132	7,764,297
Kimco Realty Corp., 5.50%[a]	649,849	15,557,385
Kimco Realty Corp., 5.63%[a]	509,363	12,214,525
Kimco Realty Corp. Series H, 6.90%	512,687	13,140,168
Kimco Realty Corp. Series I, 6.00%	1,122,569	27,940,742
LaSalle Hotel Properties, 6.38%	334,314	7,679,193
MFA Financial Inc., 8.00%	309,046	7,985,749
National Retail Properties Inc. Series D, 6.63%	818,187	20,773,768
NorthStar Realty Finance Corp., 8.88%	374,654	9,497,479
NorthStar Realty Finance Corp. Series B, 8.25%	883,779	21,740,963
Pennsylvania Real Estate Investment Trust, 8.25%	346,320	9,156,701
PS Business Parks Inc., 5.70%	334,904	7,796,565
PS Business Parks Inc., 5.75%	665,143	15,517,786
PS Business Parks Inc. Series S, 6.45%	664,916	16,722,637
PS Business Parks Inc. Series T, 6.00%	989,195	24,235,277
Public Storage, 5.20%	2,130,949	49,544,564
Public Storage, 5.38%	1,382,106	32,617,702
Public Storage, 5.90%	1,288,525	32,213,125
Public Storage, 6.35%	1,358,527	34,710,365
Public Storage, 6.88%	423,211	11,075,432
Public Storage Series Q, 6.50%[a]	1,056,470	27,161,844
Public Storage Series T, 5.75%	1,295,731	31,913,855
Public Storage Series U, 5.63%	821,933	19,857,901
Realty Income Corp. Series F, 6.63%	1,144,094	29,460,420
Regency Centers Corp. Series 6, 6.63%	718,307	18,273,730
Retail Properties of America Inc., 7.00%	402,133	10,025,176
Saul Centers Inc., 6.88%[a]	376,219	9,593,584
Senior Housing Properties Trust, 5.63%	990,329	23,688,670
SL Green Realty Corp., 6.50%[a]	666,283	16,430,539
Taubman Centers Inc., 6.25%	495,008	12,018,794
Taubman Centers Inc., 6.50%	562,311	13,962,182
Urstadt Biddle Properties Inc., 7.13%	344,739	8,925,293
Ventas Realty LP/Ventas Capital Corp., 5.45%	649,939	15,351,559
Vornado Realty LP, 7.88%	1,287,551	34,029,973
Vornado Realty Trust, 5.40%	908,528	20,369,198
Vornado Realty Trust, 6.88%[a]	705,154	18,192,973
Vornado Realty Trust Series K, 5.70%	855,021	20,161,395
Wachovia Preferred Funding Corp., 7.25%[a]	2,056,900	55,124,920

		1,298,260,422

348

Schedule of Investments   (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

June 30, 2013

Security	Shares	Value

SAVINGS & LOANS — 0.44%
Astoria Financial Corp., 6.50%[a]	401,602	$9,919,569
EverBank Financial Corp., 6.75%	440,052	11,001,300
First Niagara Financial Group Inc. Series B, 8.63%[a,b]	985,272	28,080,252

		49,001,121
TELECOMMUNICATIONS — 2.12%
Qwest Corp., 7.00%[a]	2,583,845	66,882,328
Qwest Corp., 7.38%	1,816,386	48,061,574
Qwest Corp., 7.50%	1,593,217	42,491,098
Telephone & Data Systems Inc., 5.88%	562,054	13,461,193
Telephone & Data Systems Inc., 6.88%	641,004	16,396,882
Telephone & Data Systems Inc., 7.00%[a]	853,606	22,040,107
United States Cellular Corp., 6.95%	968,904	24,503,582

		233,836,764
TRANSPORTATION — 0.24%
Seaspan Corp. Series C, 9.50%	984,005	26,509,095

		26,509,095

TOTAL PREFERRED STOCKS (Cost: $10,866,867,252)		10,930,767,606

SHORT-TERM INVESTMENTS — 1.60%

MONEY MARKET FUNDS — 1.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	116,827,925	116,827,925
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	8,169,066	8,169,066
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	50,804,132	50,804,132

		175,801,123

TOTAL SHORT-TERM INVESTMENTS (Cost: $175,801,123)		175,801,123

TOTAL INVESTMENTS IN SECURITIES — 100.70% (Cost: $11,042,668,375)		11,106,568,729
Other Assets, Less Liabilities — (0.70)%		(76,804,853)

NET ASSETS — 100.00%		$11,029,763,876

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

349

Notes to Schedules of Investments  (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name[a]
2013 AMT-Free Muni Term	iShares 2013 S&P AMT-Free Municipal Series
2014 AMT-Free Muni Term	iShares 2014 S&P AMT-Free Municipal Series
2015 AMT-Free Muni Term	iShares 2015 S&P AMT-Free Municipal Series
2016 AMT-Free Muni Term	iShares 2016 S&P AMT-Free Municipal Series
2017 AMT-Free Muni Term	iShares 2017 S&P AMT-Free Municipal Series
2018 AMT-Free Muni Term	iShares 2018 S&P AMT-Free Municipal Series
Asia 50	iShares S&P Asia 50 Index Fund
Core S&P 500
Core S&P Mid-Cap
Core S&P Small-Cap
Core S&P Total U.S. Stock Market
Emerging Markets Infrastructure	iShares S&P Emerging Markets Infrastructure Index Fund
Europe	iShares S&P Europe 350 Index Fund
Global 100	iShares S&P Global 100 Index Fund
Global Clean Energy	iShares S&P Global Clean Energy Index Fund
Global Consumer Discretionary	iShares S&P Global Consumer Discretionary Sector Index Fund
Global Consumer Staples	iShares S&P Global Consumer Staples Sector Index Fund
Global Energy	iShares S&P Global Energy Sector Index Fund
Global Financials	iShares S&P Global Financials Sector Index Fund
Global Healthcare	iShares S&P Global Healthcare Sector Index Fund
Global Industrials	iShares S&P Global Industrials Sector Index Fund
Global Infrastructure	iShares S&P Global Infrastructure Index Fund
Global Materials	iShares S&P Global Materials Sector Index Fund
Global Nuclear Energy	iShares S&P Global Nuclear Energy Index Fund
Global Tech	iShares S&P Global Technology Sector Index Fund
Global Telecom	iShares S&P Global Telecommunication Sector Index Fund
Global Timber & Forestry	iShares S&P Global Timber & Forestry Index Fund
Global Utilities	iShares S&P Global Utilities Sector Index Fund
India 50	iShares S&P India Nifty 50 Index Fund
International Developed Property	iShares S&P Developed ex-U.S. Property Index Fund
International Preferred Stock	iShares S&P International Preferred Stock Index Fund
Japan Large-Cap	iShares S&P/TOPIX 150 Index Fund
Latin America 40	iShares S&P Latin America 40 Index Fund
Micro-Cap	iShares Russell Microcap Index Fund
Nasdaq Biotechnology	iShares Nasdaq Biotechnology Index Fund
Russell 1000	iShares Russell 1000 Index Fund

1

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Former Name[a]
Russell 1000 Growth	iShares Russell 1000 Growth Index Fund
Russell 1000 Value	iShares Russell 1000 Value Index Fund
Russell 2000	iShares Russell 2000 Index Fund
Russell 2000 Growth	iShares Russell 2000 Growth Index Fund
Russell 2000 Value	iShares Russell 2000 Value Index Fund
Russell 3000	iShares Russell 3000 Index Fund
Russell 3000 Growth	iShares Russell 3000 Growth Index Fund
Russell 3000 Value	iShares Russell 3000 Value Index Fund
Russell Mid-Cap	iShares Russell Midcap Index Fund
Russell Mid-Cap Growth	iShares Russell Midcap Growth Index Fund
Russell Mid-Cap Value	iShares Russell Midcap Value Index Fund
Russell Top 200	iShares Russell Top 200 Index Fund
Russell Top 200 Growth	iShares Russell Top 200 Growth Index Fund
Russell Top 200 Value	iShares Russell Top 200 Value Index Fund
S&P 100	iShares S&P 100 Index Fund
S&P 500 Growth	iShares S&P 500 Growth Index Fund
S&P 500 Value	iShares S&P 500 Value Index Fund
S&P Mid-Cap 400 Growth	iShares S&P MidCap 400 Growth Index Fund
S&P Mid-Cap 400 Value	iShares S&P MidCap 400 Value Index Fund
S&P Small-Cap 600 Growth	iShares S&P SmallCap 600 Growth Index Fund
S&P Small-Cap 600 Value	iShares S&P SmallCap 600 Value Index Fund
U.S. Preferred Stock	iShares S&P U.S. Preferred Stock Index Fund

[a]	The Funds changed their names (as indicated in the table) effective July 1, 2013, with the exception of the iShares India 50 ETF, which changed its name effective May 1, 2013. The iShares Core S&P ETFs did not change their names.

The iShares India 50 ETF carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn invests in Indian securities included in the Fund’s underlying index. The accompanying schedule of investments is consolidated and includes the securities held by the Subsidiary.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

2

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of June 30, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

3

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

2013 AMT-Free Muni Term
Assets:
Municipal Bonds & Notes	$—	$37,259,595	$—	$37,259,595
Money Market Funds	39,011	—	—	39,011

	$39,011	$37,259,595	$—	$37,298,606

2014 AMT-Free Muni Term
Assets:
Municipal Bonds & Notes	$—	$53,321,361	$—	$53,321,361
Money Market Funds	835,207	—	—	835,207

	$835,207	$53,321,361	$—	$54,156,568

2015 AMT-Free Muni Term
Assets:
Municipal Bonds & Notes	$—	$65,059,058	$—	$65,059,058
Money Market Funds	124,883	—	—	124,883

	$124,883	$65,059,058	$—	$65,183,941

2016 AMT-Free Muni Term
Assets:
Municipal Bonds & Notes	$—	$59,801,767	$—	$59,801,767
Money Market Funds	162,689	—	—	162,689

	$162,689	$59,801,767	$—	$59,964,456

2017 AMT-Free Muni Term
Assets:
Municipal Bonds & Notes	$—	$74,940,199	$—	$74,940,199
Money Market Funds	197,794	—	—	197,794

	$197,794	$74,940,199	$—	$75,137,993

2018 AMT-Free Muni Term
Assets:
Municipal Bonds & Notes	$—	$9,750,423	$—	$9,750,423
Money Market Funds	17,454	—	—	17,454

	$17,454	$9,750,423	$—	$9,767,877

Asia 50
Assets:
Common Stocks	$230,157,191	$—	$—	$230,157,191
Money Market Funds	9,089,552	—	—	9,089,552

	$239,246,743	$—	$—	$239,246,743

Core S&P 500
Assets:
Common Stocks	$42,845,287,874	$—	$—	$42,845,287,874
Money Market Funds	1,070,997,410	—	—	1,070,997,410
Liabilities:
Short Positions	(7,969,707)	—	—	(7,969,707)
Futures Contracts[a]	(915,851)	—	—	(915,851)

	$43,907,399,726	$—	$—	$43,907,399,726

Core S&P Mid-Cap
Assets:
Common Stocks	$16,000,216,559	$—	$—	$16,000,216,559
Money Market Funds	1,787,872,718	—	—	1,787,872,718
Liabilities:
Futures Contracts[a]	(51,414)	—	—	(51,414)

	$17,788,037,863	$—	$—	$17,788,037,863

4

Notes to Schedules of Investments   (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Core S&P Small-Cap
Assets:
Common Stocks	$10,341,400,880	$—	$3,490	$10,341,404,370
Money Market Funds	1,478,682,128	—	—	1,478,682,128

	$11,820,083,008	$—	$3,490	$11,820,086,498

Core S&P Total U.S. Stock Market
Assets:
Common Stocks	$786,789,624	$—	$7	$786,789,631
Money Market Funds	17,192,642	—	—	17,192,642

	$803,982,266	$—	$7	$803,982,273

Emerging Markets Infrastructure
Assets:
Common Stocks	$109,858,177	$—	$—	$109,858,177
Preferred Stocks	4,416,128	—	—	4,416,128
Money Market Funds	7,092,286	—	—	7,092,286

	$121,366,591	$—	$—	$121,366,591

Europe
Assets:
Common Stocks	$1,175,384,186	$—	$3	$1,175,384,189
Preferred Stocks	9,816,998	—	—	9,816,998
Rights	92,810	—	—	92,810
Money Market Funds	32,856,048	—	—	32,856,048

	$1,218,150,042	$—	$3	$1,218,150,045

Global 100
Assets:
Common Stocks	$1,248,806,873	$—	$—	$1,248,806,873
Rights	76,541	—	—	76,541
Money Market Funds	23,398,805	—	—	23,398,805

	$1,272,282,219	$—	$—	$1,272,282,219

Global Clean Energy
Assets:
Common Stocks	$32,072,176	$—	$—	$32,072,176
Preferred Stocks	2,406,752	—	—	2,406,752
Money Market Funds	9,015,641	—	—	9,015,641

	$43,494,569	$—	$—	$43,494,569

Global Consumer Discretionary
Assets:
Common Stocks	$197,883,730	$—	$—	$197,883,730
Preferred Stocks	2,904,008	—	—	2,904,008
Money Market Funds	5,508,525	—	—	5,508,525

	$206,296,263	$—	$—	$206,296,263

Global Consumer Staples
Assets:
Common Stocks	$561,402,644	$926,875	$—	$562,329,519
Preferred Stocks	8,871,633	—	—	8,871,633
Money Market Funds	10,012,338	—	—	10,012,338

	$580,286,615	$926,875	$—	$581,213,490

Global Energy
Assets:
Common Stocks	$916,133,493	$—	$—	$916,133,493
Preferred Stocks	11,257,121	—	—	11,257,121
Rights	176,592	—	—	176,592
Money Market Funds	21,685,415	—	—	21,685,415

	$949,252,621	$—	$—	$949,252,621

Global Financials
Assets:
Common Stocks	$283,256,904	$—	$9	$283,256,913
Preferred Stocks	3,533,848	—	—	3,533,848
Money Market Funds	9,046,770	—	—	9,046,770

	$295,837,522	$—	$9	$295,837,531

5

Notes to Schedules of Investments   (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Global Healthcare
Assets:
Common Stocks	$768,178,283	$—	$—	$768,178,283
Money Market Funds	14,394,521	—	—	14,394,521

	$782,572,804	$—	$—	$782,572,804

Global Industrials
Assets:
Common Stocks	$237,629,039	$—	$—	$237,629,039
Money Market Funds	4,435,635	—	—	4,435,635

	$242,064,674	$—	$—	$242,064,674

Global Infrastructure
Assets:
Common Stocks	$447,675,539	$—	$—	$447,675,539
Preferred Stocks	1,597,997	—	—	1,597,997
Money Market Funds	14,496,302	—	—	14,496,302

	$463,769,838	$—	$—	$463,769,838

Global Materials
Assets:
Common Stocks	$359,206,751	$—	$—	$359,206,751
Preferred Stocks	7,151,382	—	—	7,151,382
Rights	13,720	—	—	13,720
Money Market Funds	7,929,688	—	—	7,929,688

	$374,301,541	$—	$—	$374,301,541

Global Nuclear Energy
Assets:
Common Stocks	$7,835,520	$—	$—	$7,835,520
Preferred Stocks	29,489	—	—	29,489
Money Market Funds	184,755	—	—	184,755

	$8,049,764	$—	$—	$8,049,764

Global Tech
Assets:
Common Stocks	$527,067,436	$—	$—	$527,067,436
Money Market Funds	21,249,944	—	—	21,249,944

	$548,317,380	$—	$—	$548,317,380

Global Telecom
Assets:
Common Stocks	$460,437,104	$—	$—	$460,437,104
Preferred Stocks	583,851	—	—	583,851
Money Market Funds	15,620,042	—	—	15,620,042

	$476,640,997	$—	$—	$476,640,997

Global Timber & Forestry
Assets:
Common Stocks	$270,888,507	$—	$—	$270,888,507
Preferred Stocks	8,945,121	—	—	8,945,121
Money Market Funds	36,599,612	—	—	36,599,612

	$316,433,240	$—	$—	$316,433,240

Global Utilities
Assets:
Common Stocks	$215,118,632	$—	$—	$215,118,632
Preferred Stocks	1,455,149	—	—	1,455,149
Money Market Funds	6,940,816	—	—	6,940,816

	$223,514,597	$—	$—	$223,514,597

India 50
Assets:
Common Stocks	$423,017,960	$—	$—	$423,017,960
Money Market Funds	2,186,168	—	—	2,186,168

	$425,204,128	$—	$—	$425,204,128

6

Notes to Schedules of Investments   (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

International Developed Property
Assets:
Common Stocks	$167,019,772	$—	$29	$167,019,801
Investment Companies	709,487	—	—	709,487
Warrants	376	—	—	376
Money Market Funds	7,860,538	—	—	7,860,538

	$175,590,173	$—	$29	$175,590,202

International Preferred Stock
Assets:
Preferred Stocks	$96,886,134	$—	$—	$96,886,134
Money Market Funds	216,596	—	—	216,596

	$97,102,730	$—	$—	$97,102,730

Japan Large-Cap
Assets:
Common Stocks	$86,252,876	$—	$—	$86,252,876
Money Market Funds	751,388	—	—	751,388

	$87,004,264	$—	$—	$87,004,264

Latin America 40
Assets:
Common Stocks	$681,916,444	$—	$—	$681,916,444
Preferred Stocks	433,381,260	—	—	433,381,260
Money Market Funds	101,863,062	—	—	101,863,062

	$1,217,160,766	$—	$—	$1,217,160,766

Micro-Cap
Assets:
Common Stocks	$648,308,149	$—	$445	$648,308,594
Investment Companies	445,122	—	—	445,122
Money Market Funds	100,802,651	—	—	100,802,651

	$749,555,922	$—	$445	$749,556,367

Nasdaq Biotechnology
Assets:
Common Stocks	$2,983,620,849	$—	$—	$2,983,620,849
Money Market Funds	506,244,873	—	—	506,244,873

	$3,489,865,722	$—	$—	$3,489,865,722

Russell 1000
Assets:
Common Stocks	$7,613,880,218	$—	$—	$7,613,880,218
Money Market Funds	267,056,957	—	—	267,056,957
Liabilities:
Futures Contracts[a]	(659,049)	—	—	(659,049)

	$7,880,278,126	$—	$—	$7,880,278,126

Russell 1000 Growth
Assets:
Common Stocks	$18,811,885,798	$—	$—	$18,811,885,798
Money Market Funds	660,342,105	—	—	660,342,105

	$19,472,227,903	$—	$—	$19,472,227,903

Russell 1000 Value
Assets:
Common Stocks	$17,912,055,480	$—	$—	$17,912,055,480
Money Market Funds	409,493,378	—	—	409,493,378

	$18,321,548,858	$—	$—	$18,321,548,858

7

Notes to Schedules of Investments   (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Russell 2000
Assets:
Common Stocks	$21,809,189,449	$27,520	$2,761	$21,809,219,730
Investment Companies	2,622,374	—	—	2,622,374
Rights	47,519	—	—	47,519
Warrants	20,290	—	—	20,290
Money Market Funds	3,095,823,594	—	—	3,095,823,594

	$24,907,703,226	$27,520	$2,761	$24,907,733,507

Russell 2000 Growth
Assets:
Common Stocks	$4,795,807,874	$5,260	$—	$4,795,813,134
Warrants	10,310	—	—	10,310
Money Market Funds	678,711,155	—	—	678,711,155

	$5,474,529,339	$5,260	$—	$5,474,534,599

Russell 2000 Value
Assets:
Common Stocks	$5,188,631,962	$13,060	$1,734	$5,188,646,756
Investment Companies	1,266,194	—	—	1,266,194
Rights	24,029	—	—	24,029
Money Market Funds	569,558,007	—	—	569,558,007

	$5,759,480,192	$13,060	$1,734	$5,759,494,986

Russell 3000
Assets:
Common Stocks	$4,282,564,121	$640	$57	$4,282,564,818
Investment Companies	40,634	—	—	40,634
Rights	719	—	—	719
Warrants	351	—	—	351
Money Market Funds	142,512,756	—	—	142,512,756

	$4,425,118,581	$640	$57	$4,425,119,278

Russell 3000 Growth
Assets:
Common Stocks	$395,821,478	$60	$—	$395,821,538
Warrants	67	—	—	67
Money Market Funds	9,780,617	—	—	9,780,617

	$405,602,162	$60	$—	$405,602,222

Russell 3000 Value
Assets:
Common Stocks	$413,884,599	$100	$11	$413,884,710
Investment Companies	7,646	—	—	7,646
Rights	150	—	—	150
Money Market Funds	9,647,751	—	—	9,647,751

	$423,540,146	$100	$11	$423,540,257

Russell Mid-Cap
Assets:
Common Stocks	$7,613,236,033	$—	$—	$7,613,236,033
Money Market Funds	482,450,499	—	—	482,450,499

	$8,095,686,532	$—	$—	$8,095,686,532

Russell Mid-Cap Growth
Assets:
Common Stocks	$3,634,000,204	$—	$—	$3,634,000,204
Money Market Funds	243,966,407	—	—	243,966,407

	$3,877,966,611	$—	$—	$3,877,966,611

Russell Mid-Cap Value
Assets:
Common Stocks	$4,898,534,213	$—	$—	$4,898,534,213
Money Market Funds	170,304,119	—	—	170,304,119

	$5,068,838,332	$—	$—	$5,068,838,332

Russell Top 200
Assets:
Common Stocks	$62,046,363	$—	$—	$62,046,363
Money Market Funds	261,622	—	—	261,622

	$62,307,985	$—	$—	$62,307,985

8

Notes to Schedules of Investments    (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Russell Top 200 Growth
Assets:
Common Stocks	$372,162,462	$—	$—	$372,162,462
Money Market Funds	2,090,758	—	—	2,090,758

	$374,253,220	$—	$—	$374,253,220

Russell Top 200 Value
Assets:
Common Stocks	$139,510,173	$—	$—	$139,510,173
Money Market Funds	1,377,787	—	—	1,377,787

	$140,887,960	$—	$—	$140,887,960

S&P 100
Assets:
Common Stocks	$4,016,927,853	$—	$—	$4,016,927,853
Money Market Funds	73,570,108	—	—	73,570,108
Liabilities:
Short Positions	(3,427,804)	—	—	(3,427,804)

	$4,087,070,157	$—	$—	$4,087,070,157

S&P 500 Growth
Assets:
Common Stocks	$7,214,991,081	$—	$—	$7,214,991,081
Money Market Funds	177,447,517	—	—	177,447,517
Liabilities:
Short Positions	(5,789,494)	—	—	(5,789,494)

	$7,386,649,104	$—	$—	$7,386,649,104

S&P 500 Value
Assets:
Common Stocks	$6,050,136,647	$—	$—	$6,050,136,647
Money Market Funds	110,633,026	—	—	110,633,026
Liabilities:
Short Positions	(851,024)	—	—	(851,024)

	$6,159,918,649	$—	$—	$6,159,918,649

S&P Mid-Cap 400 Growth
Assets:
Common Stocks	$3,710,716,639	$—	$—	$3,710,716,639
Money Market Funds	456,874,739	—	—	456,874,739
Liabilities:
Short Positions	(4,744)	—	—	(4,744)

	$4,167,586,634	$—	$—	$4,167,586,634

S&P Mid-Cap 400 Value
Assets:
Common Stocks	$3,008,935,527	$—	$—	$3,008,935,527
Money Market Funds	229,239,231	—	—	229,239,231

	$3,238,174,758	$—	$—	$3,238,174,758

S&P Small-Cap 600 Growth
Assets:
Common Stocks	$1,967,253,894	$—	$—	$1,967,253,894
Money Market Funds	281,452,299	—	—	281,452,299

	$2,248,706,193	$—	$—	$2,248,706,193

S&P Small-Cap 600 Value
Assets:
Common Stocks	$2,420,635,814	$—	$1,774	$2,420,637,588
Money Market Funds	332,696,255	—	—	332,696,255

	$2,753,332,069	$—	$1,774	$2,753,333,843

U.S. Preferred Stock
Assets:
Preferred Stocks	$10,930,767,606	$—	$—	$10,930,767,606
Money Market Funds	175,801,123	—	—	175,801,123

	$11,106,568,729	$—	$—	$11,106,568,729

9

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

a Futures contracts are shown at the net unrealized appreciation (depreciation) on the contracts.

As a result of the resumption of trading after a temporary suspension, the following Funds had transfers from Level 2 to Level 1 during the period ended June 30, 2013.

iShares ETF	Amount of Transfer
Global Timber & Forestry	$8,769,955
International Preferred Stock	7,236,575

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
2013 AMT-Free Muni Term	$37,284,338	$14,300	$(32)	$14,268
2014 AMT-Free Muni Term	53,797,690	359,436	(558)	358,878
2015 AMT-Free Muni Term	64,485,415	724,944	(26,418)	698,526
2016 AMT-Free Muni Term	59,299,600	811,617	(146,761)	664,856
2017 AMT-Free Muni Term	74,329,586	1,170,671	(362,264)	808,407
2018 AMT-Free Muni Term	9,969,011	—	(201,134)	(201,134)
Asia 50	216,942,492	39,134,599	(16,830,348)	22,304,251
Core S&P 500	41,792,142,337	4,965,749,372	(2,841,606,425)	2,124,142,947
Core S&P Mid-Cap	15,885,487,386	2,717,215,661	(814,613,770)	1,902,601,891
Core S&P Small-Cap	10,843,964,289	1,867,341,733	(891,219,524)	976,122,209
Core S&P Total U.S. Stock Market	724,960,388	109,135,538	(30,113,653)	79,021,885
Emerging Markets Infrastructure	123,880,428	14,873,481	(17,387,318)	(2,513,837)
Europe	1,429,606,709	126,766,973	(338,223,637)	(211,456,664)
Global 100	1,319,847,985	153,641,530	(201,207,296)	(47,565,766)
Global Clean Energy	48,817,546	3,630,561	(8,953,538)	(5,322,977)
Global Consumer Discretionary	173,838,646	36,904,498	(4,446,881)	32,457,617
Global Consumer Staples	517,925,361	75,322,111	(12,033,982)	63,288,129
Global Energy	1,015,255,550	91,609,347	(157,612,276)	(66,002,929)
Global Financials	343,617,869	18,795,530	(66,575,868)	(47,780,338)
Global Healthcare	676,135,935	126,758,573	(20,321,704)	106,436,869
Global Industrials	242,283,306	18,704,453	(18,923,085)	(218,632)
Global Infrastructure	467,718,182	57,584,498	(61,532,842)	(3,948,344)
Global Materials	507,795,286	28,816,135	(162,309,880)	(133,493,745)
Global Nuclear Energy	8,949,317	658,685	(1,558,238)	(899,553)
Global Tech	516,688,296	96,561,204	(64,932,120)	31,629,084
Global Telecom	517,646,332	36,693,249	(77,698,584)	(41,005,335)
Global Timber & Forestry	301,095,668	35,945,840	(20,608,268)	15,337,572
Global Utilities	290,122,642	14,710,064	(81,318,109)	(66,608,045)
India 50	462,143,732	29,663,822	(66,603,426)	(36,939,604)
International Developed Property	190,749,830	14,295,141	(29,454,769)	(15,159,628)
International Preferred Stock	104,274,189	66,813	(7,238,272)	(7,171,459)
Japan Large-Cap	106,653,652	5,271,920	(24,921,308)	(19,649,388)

10

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Latin America 40	$1,606,541,942	$96,104,829	$(485,486,005)	$(389,381,176)
Micro-Cap	762,277,427	72,483,032	(85,204,092)	(12,721,060)
Nasdaq Biotechnology	3,381,056,207	337,888,144	(229,078,629)	108,809,515
Russell 1000	7,157,557,359	1,295,667,948	(572,288,132)	723,379,816
Russell 1000 Growth	16,277,449,860	3,397,742,189	(202,964,146)	3,194,778,043
Russell 1000 Value	16,775,709,163	2,533,385,718	(987,546,023)	1,545,839,695
Russell 2000	27,738,501,935	512,665,596	(3,343,434,024)	(2,830,768,428)
Russell 2000 Growth	5,174,370,084	567,821,684	(267,657,169)	300,164,515
Russell 2000 Value	5,814,123,607	461,450,992	(516,079,613)	(54,628,621)
Russell 3000	4,131,987,770	729,888,715	(436,757,207)	293,131,508
Russell 3000 Growth	328,505,295	83,033,353	(5,936,426)	77,096,927
Russell 3000 Value	431,435,171	49,963,717	(57,858,631)	(7,894,914)
Russell Mid-Cap	6,863,186,219	1,664,266,611	(431,766,298)	1,232,500,313
Russell Mid-Cap Growth	3,232,970,230	710,533,951	(65,537,570)	644,996,381
Russell Mid-Cap Value	4,761,302,460	525,828,329	(218,292,457)	307,535,872
Russell Top 200	57,957,772	6,655,172	(2,304,959)	4,350,213
Russell Top 200 Growth	312,904,031	63,701,748	(2,352,559)	61,349,189
Russell Top 200 Value	135,460,051	7,964,278	(2,536,369)	5,427,909
S&P 100	4,105,835,874	369,503,135	(384,841,048)	(15,337,913)
S&P 500 Growth	5,738,063,838	1,728,977,863	(74,603,103)	1,654,374,760
S&P 500 Value	5,526,573,822	970,588,511	(336,392,660)	634,195,851
S&P Mid-Cap 400 Growth	3,616,461,698	668,504,098	(117,374,418)	551,129,680
S&P Mid-Cap 400 Value	2,891,907,004	497,370,585	(151,102,831)	346,267,754
S&P Small-Cap 600 Growth	1,852,124,057	448,537,348	(51,955,212)	396,582,136
S&P Small-Cap 600 Value	2,523,012,152	383,172,239	(152,850,548)	230,321,691
U.S. Preferred Stock	11,061,844,477	361,377,930	(316,653,678)	44,724,252

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. The scope of the disclosure requirements for offsetting will be limited to derivative instruments and securities lending transactions. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”).

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

11

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the three months ended June 30, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Core S&P 500
BlackRock Inc.	368,091	24,969	(19,254)	373,806	$96,012,071	$615,769	$1,360,630
PNC Financial Services Group Inc. (The)	1,546,391	111,658	(72,706)	1,585,343	115,603,212	680,281	637,681

					$211,615,283	$1,296,050	$1,998,311

Core S&P Total U.S. Stock Market
BlackRock Inc.	4,766	1,475	(183)	6,058	$1,555,997	$10,008	$7,130
PNC Financial Services Group Inc. (The)	19,917	6,216	(476)	25,657	1,870,908	8,606	4,984

					$3,426,905	$18,614	$12,114

Global Financials
BlackRock Inc.	6,160	672	(168)	6,664	$1,711,648	$11,196	$10,370
PNC Financial Services Group Inc. (The)	26,180	2,856	(2,142)	26,894	1,961,110	11,519	7,023

					$3,672,758	$22,715	$17,393

Russell 1000
BlackRock Inc.	56,869	5,746	(2,240)	60,375	$15,507,319	$98,729	$254,046
PNC Financial Services Group Inc. (The)	236,916	19,962	(12,089)	244,789	17,850,014	104,370	116,667

					$33,357,333	$203,099	$370,713

Russell 1000 Growth
BlackRock Inc.	171,055	6,100	(71,354)	105,801	$27,174,987	$275,362	$3,403,191

Russell 1000 Value
BlackRock Inc.	120,912	64,290	(2,262)	182,940	$46,988,139	$208,559	$188,925
PNC Financial Services Group Inc. (The)	1,078,570	118,133	(50,302)	1,146,401	83,595,561	475,592	194,843

					$130,583,700	$684,151	$383,768

Russell 2000
BlackRock Kelso Capital Corp.	1,167,175	1,104,205	(1,127,581)	1,143,799	$10,705,959	$314,475	$(151,010)
PennyMac Financial Services Inc. Class A	—	197,511	(264)	197,247	4,195,444	—	3
PennyMac Mortgage Investment Trust	880,631	—	—	880,631	18,537,283	501,960	—

					$33,438,686	$816,435	$(151,007)

Russell 2000 Value
BlackRock Kelso Capital Corp.	529,264	71,105	(52,732)	547,637	$5,125,882	$143,379	$(6,968)
PennyMac Financial Services Inc. Class A	—	94,439	—	94,439	2,008,718	—	—
PennyMac Mortgage Investment Trust	432,461	—	—	432,461	9,103,304	246,503	—

					$16,237,904	$389,882	$(6,968)

Russell 3000
BlackRock Inc.	30,384	1,636	(748)	31,272	$8,032,213	$50,645	$50,361
BlackRock Kelso Capital Corp.	15,930	576	(396)	16,110	150,790	4,118	384
PennyMac Financial Services Inc. Class A	—	3,059	—	3,059	65,065	—	—
PennyMac Mortgage Investment Trust	14,647	—	—	14,647	308,319	8,349	—
PNC Financial Services Group Inc. (The)	126,182	5,488	(4,876)	126,794	9,245,818	55,333	26,671

					$17,802,205	$118,445	$77,416

Russell 3000 Growth
BlackRock Inc.	3,177	48	(1,176)	2,049	$526,286	$5,337	$71,015

Russell 3000 Value
BlackRock Inc.	2,659	1,240	—	3,899	$1,001,458	$4,509	$—
BlackRock Kelso Capital Corp.	3,299	—	—	3,299	30,879	858	—
PennyMac Financial Services Inc. Class A	—	590	—	590	12,549	—	—
PennyMac Mortgage Investment Trust	2,669	—	—	2,669	56,182	1,521	—
PNC Financial Services Group Inc. (The)	23,721	712	—	24,433	1,781,654	10,437	—

					$2,882,722	$17,325	$—

12

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Russell Top 200
BlackRock Inc.	607	141	(40)	708	$181,850	$1,097	$3,379
PNC Financial Services Group Inc. (The)	2,527	519	(168)	2,878	209,864	1,038	1,195

					$391,714	$2,135	$4,574

Russell Top 200 Growth
BlackRock Inc.	4,776	110	(1,806)	3,080	$791,098	$8,177	$111,646

Russell Top 200 Value
BlackRock Inc.	987	1,236	(216)	2,007	$515,498	$1,796	$19,678
PNC Financial Services Group Inc. (The)	8,830	6,534	(2,786)	12,578	917,188	3,885	21,827

					$1,432,686	$5,681	$41,505

S&P 500 Growth
BlackRock Inc.	72,565	3,507	(2,032)	74,040	$19,017,174	$125,232	$118,223

S&P 500 Value
BlackRock Inc.	41,037	2,645	(643)	43,039	$11,054,567	$71,118	$12,350
PNC Financial Services Group Inc. (The)	432,157	29,462	(4,961)	456,658	33,299,501	192,908	48,027

					$44,354,068	$264,026	$60,377

U.S. Preferred Stock
PNC Financial Services Group Inc. (The) Series L	451,477	6,853	(458,330)	—	$—	$162,451	$(953,195)
PNC Financial Services Group Inc. (The) Series P	4,137,727	509,374	(557,992)	4,089,109	109,956,141	1,586,932	(302,806)
PNC Financial Services Group Inc. (The) Series Q	1,352,801	167,614	(180,501)	1,339,914	32,492,915	471,446	(117,460)

					$142,449,056	$2,220,829	$(1,373,461)

3.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of June 30, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

4.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

13

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham

Michael Latham, President (Principal Executive Officer)

Date:	August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham

Michael Latham, President (Principal Executive Officer)

Date:	August 29, 2013

By:	/s/ Jack Gee

Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	August 29, 2013